                                      OMB APPROVAL
                                      OMB Number: 3235-0570
                                      Expires: October 31, 2006
                                      Estimated average burden
                                      hours per response 19.3

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4236

               JPMorgan Trust II (formerly One Group Mutual Funds)
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, NY                                 10036
--------------------------------------------------------------------------------
(Address of principal executive offices)                     (Zip code)

             Ms. Avery P. Maher, 522 Fifth Avenue, New York, NY 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-480-4111

Date of fiscal year end: June 30, 2005

Date of reporting period: July 1, 2004 through December 31, 2004

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

      Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

           <ATTACH THE 6 SEMI-ANNUAL REPORTS FOR THE ONE GROUP FUNDS>

                                SEMI-ANNUAL REPORT
                       SIX MONTHS ENDED DECEMBER 31, 2004







                                 JPMorgan Funds



                                     EQUITY
                                     FUNDS



















                                                                [JPMORGAN LOGO]
                                                                Asset Management

ONE GROUP EQUITY FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Schedules of Portfolio Investments .........................    2

Statements of Assets and Liabilities .......................   90

Statements of Operations ...................................   93

Statements of Changes in Net Assets ........................   96

Financial Highlights .......................................  106

Notes to Financial Statements ..............................  122

Shareholder Expense Examples................................  138

Special Meeting of Shareholders.............................  142


IMPORTANT FUND FAMILY UPDATE

As was discussed in prior correspondence, the former JPMorgan Funds and One Group Funds were integrated on February 19, 2005. As shareholders, we hope you share our enthusiasm regarding our "new" fund family resulting from this successful integration. Over the next few weeks and months, you will be hearing more about our integration, and our newly combined fund family. Although the name has changed, our dedication to our investors is steadfast.

This Semi-Annual Report includes the One Group Mutual Funds' financial statements for the semi-annual period ended December 31, 2004 and as such uses the former One Group Fund names. Going forward we will be reporting using the new fund names. To learn more, see the "Subsequent Events" section of the "Notes to Financial Statements" portion of this book, which lists the new fund names.

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

 2

ONE GROUP SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
 COMMON STOCKS (97.3%):
Commercial Services (7.9%):
      99    Advo, Inc. (d)....................    3,544
     162    Alliance Data Systems Corp. (b)...    7,673
     106    Arbitron, Inc. (b)................    4,169
     101    Global Imaging Systems, Inc. (b)
              (d).............................    3,986
     112    Marlin Business Services, Inc.
              (b).............................    2,126
     199    Navigant Consulting Co. (b).......    5,293
     438    Nextel Partners, Inc., Class A (b)
              (d).............................    8,550
     503    Sapient Corp. (b) (d).............    3,981
     358    Sirva, Inc. (b)...................    6,883
      25    Telik, Inc. (b) (d)...............      471
     228    Universal Compression Holdings,
              Inc. (b)........................    7,962
      67    UTI Worldwide, Inc. (d)...........    4,544
                                                -------
                                                 59,182
                                                -------
Consumer Durables (4.7%):
     451    Champion Enterprises, Inc. (b)
              (d).............................    5,328
      77    Eagle Materials, Inc. (d).........    6,640
     454    Jacuzzi Brands, Inc. (b)..........    3,951
     455    K2, Inc. (b) (d)..................    7,221
     165    Take-Two Interactive Software,
              Inc. (b) (d)....................    5,723
      73    Thor Industries, Inc. (d).........    2,701
     101    Winnebago Industries, Inc. (d)....    3,957
                                                -------
                                                 35,521
                                                -------
Consumer Services (11.9%):
      53    Bright Horizons Family Solutions,
              Inc. (b)........................    3,400
     118    Carmike Cinemas, Inc. (d).........    4,289
     637    Educate, Inc. (b).................    8,434
     180    Gaylord Entertainment Co. (b).....    7,459
     147    Gray Television, Inc. ............    2,282
     143    Infinity Property & Casualty Corp.
              (d).............................    5,034
     269    Jackson Hewitt Tax Service,
              Inc. ...........................    6,780
     327    LECG Corp. (b)....................    6,092
     248    Life Time Fitness, Inc. (b).......    6,421
     550    Lions Gate Entertainment Corp. (b)
              (d).............................    5,845
     249    Rare Hospitality International,
              Inc. (b) (d)....................    7,934
     130    Ritchie Brothers Auctioneers, Inc.
              (d).............................    4,285
     240    Salem Communications Corp., Class
              A (b)...........................    5,998
     303    THQ, Inc. (b) (d).................    6,955
     217    Universal Technical Institute,
              Inc. (b)........................    8,285
                                                -------
                                                 89,493
                                                -------
Distribution Services (1.6%):
     256    SCP Pool Corp. (d)................    8,163
     124    United Natural Foods, Inc. (b)
              (d).............................    3,856
                                                -------
                                                 12,019
                                                -------

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Electronic Technology (19.6%):
     630    Aeroflex, Inc. (b) (d)............    7,637
     824    Aspen Technology, Inc. (b) (d)....    5,117
     692    Atheros Communications, Inc. (b)
              (d).............................    7,092
     117    Avid Technology, Inc. (b).........    7,237
     100    Avocent Corp. (b).................    4,032
     702    C-COR.net Corp. (b)...............    6,525
     134    CACI International, Inc. (b)
              (d).............................    9,129
     497    Credence Systems Corp. (b) (d)....    4,548
     191    Cymer, Inc. (b) (d)...............    5,636
     312    DSP Group, Inc. (b)...............    6,974
      89    Engineered Support Systems, Inc.
              (d).............................    5,287
     573    Entegris, Inc. (b)................    5,699
     442    Epicor Software Corp. (b) (d).....    6,233
     309    General Cable Corp. (b) (d).......    4,275
      73    Global Payments, Inc. (d).........    4,268
     340    Inter-Tel, Inc. ..................    9,311
     166    Kronos, Inc. (b)..................    8,470
     331    Micrel, Inc. (b)..................    3,651
     182    Power Integrations, Inc. (b)
              (d).............................    3,606
     178    Semtech Corp. (b).................    3,899
     281    Symmetricom, Inc. (b).............    2,729
     299    Tekelec (b) (d)...................    6,108
     179    Tibco Software, Inc. (b)..........    2,387
     194    Trimble Navigation Ltd. (b) (d)...    6,413
     345    TriPath Imaging, Inc. (b) (d).....    3,092
      85    Varian Semiconductor Equipment
              Assoc., Inc. (b) (d)............    3,121
      91    ViaSat, Inc. (b)..................    2,201
     148    Webex Communications, Inc. (b)
              (d).............................    3,524
                                                -------
                                                148,201
                                                -------
Energy Minerals (4.3%):
     218    Arch Coal, Inc. ..................    7,742
     169    Headwaters, Inc. (b) (d)..........    4,825
     109    Newfield Exploration Co. (b)......    6,431
     153    Spinnaker Exploration Co. (b).....    5,366
     147    Swift Energy Co. (b) (d)..........    4,254
     101    Unit Corp. (b)....................    3,848
                                                -------
                                                 32,466
                                                -------
Finance (6.0%):
      14    Apollo Investment Corp. ..........      213
     108    Calamos Asset Management, Inc.
              (b).............................    2,912
      96    Capital Automotive REIT (d).......    3,396
     194    Central Pacific Financial
              Corp. ..........................    7,010
     181    Direct General Corp. (d)..........    5,820
     152    East-West Bancorp, Inc. ..........    6,388

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

ONE GROUP SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Finance, continued:
      53    Essex Property Trust, Inc. .......    4,408
     171    MB Financial, Inc. (d)............    7,186
     101    ProAssurance Corp. (b)............    3,942
       5    Santander BanCorp.................      148
     176    Texas Capital Bancshares, Inc.
              (b).............................    3,812
                                                -------
                                                 45,235
                                                -------
Health Services (10.3%):
     267    Abaxis, Inc. (b)..................    3,863
     208    Able Laboratories, Inc. (b) (d)...    4,734
     173    Alexion Pharmaceuticals, Inc.
              (b).............................    4,367
     246    Amedisys, Inc. (b) (d)............    7,971
      77    Amerigroup Corp. (b) (d)..........    5,856
      72    Covance, Inc. (b).................    2,790
     329    Cubist Pharmaceuticals, Inc.
              (b).............................    3,893
     240    Gentiva Health Services, Inc.
              (b).............................    4,011
      53    Idenix Pharmaceuticals, Inc. (b)
              (d).............................      906
     347    Incyte Genomics, Inc. (b) (d).....    3,462
     268    Nabi Biopharmaceuticals (b).......    3,932
     255    Psychiatric Solutions, Inc. (b)
              (d).............................    9,334
     147    Rigel Pharmaceuticals, Inc. (b)
              (d).............................    3,595
     203    Sunrise Assisted Living, Inc. (b)
              (d).............................    9,402
      84    Symmetry Medical, Inc. (b)........    1,768
      97    United Surgical Partners
              International, Inc. (b).........    4,028
     180    VCA Antech, Inc. (b) (d)..........    3,534
                                                -------
                                                 77,446
                                                -------
Health Technology (9.6%):
     428    Adolor Corp. (b)..................    4,248
     124    Advanced Medical Optics, Inc. (b)
              (d).............................    5,114
     264    Arthrocare Corp. (b) (d)..........    8,448
     142    Atherogenics, Inc. (b) (d)........    3,355
      68    Cooper Cos., Inc. (d).............    4,800
     186    CV Therapeutics, Inc. (b) (d).....    4,283
     322    Cypress Bioscience, Inc. (b)
              (d).............................    4,527
     143    Cytyc Corp. (b)...................    3,934
     305    Kyphon, Inc. (b) (d)..............    7,849
     128    Onyx Pharmaceuticals, Inc. (b)
              (d).............................    4,143
      70    Pharmion Corp. (b) (d)............    2,967
     152    Techne Corp. (b)..................    5,921
      74    United Therapeutics Corp. (b)
              (d).............................    3,341
     157    Valeant Pharmaceuticals, Inc. ....    4,147
      81    Ventana Medical Systems, Inc. (b)
              (d).............................    5,162
                                                -------
                                                 72,239
                                                -------
Industrial Services (1.1%):
      43    Carbo Ceramics, Inc. (d)..........    2,933
     147    Oceaneering International, Inc.
              (b).............................    5,497
                                                -------
                                                  8,430
                                                -------

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Process Industries (0.9%):
     191    Macdermid, Inc. ..................    6,881
                                                -------
Producer Manufacturing (1.6%):
      95    Oshkosh Truck Corp. ..............    6,517
     139    Varian, Inc. (b)..................    5,704
                                                -------
                                                 12,221
                                                -------
Retail Trade (5.5%):
      99    Aeropostale, Inc. (b).............    2,917
     116    Children's Place Retail Stores,
              Inc. (b) (d)....................    4,310
     131    Cost Plus, Inc. (b)...............    4,206
     204    Genesco, Inc. (b) (d).............    6,337
      89    Guitar Center, Inc. (b) (d).......    4,705
     163    Hot Topic, Inc. (b) (d)...........    2,802
     345    Pantry, Inc. (b)..................   10,381
      99    Penn National Gaming, Inc. (b)
              (d).............................    5,976
                                                -------
                                                 41,634
                                                -------
Technology Services (11.1%):
     169    Ansys, Inc. (b)...................    5,409
     171    Equinix, Inc. (b) (d).............    7,309
     172    F5 Networks, Inc. (b) (d).........    8,360
     157    Global Signal, Inc. (d)...........    4,332
     185    Hyperion Solutions Corp. (b)
              (d).............................    8,606
     354    Lawson Software, Inc. (b).........    2,433
     377    Mattson Technology (b)............    4,247
     443    Packeteer, Inc. (b) (d)...........    6,403
     121    ScanSource, Inc. (b) (d)..........    7,546
     371    Serena Software, Inc. (b) (d).....    8,033
     210    Tech Data Corp. (b)...............    9,511
     652    TTM Technologies, Inc. (b)........    7,694
     105    Verint Systems, Inc. (b) (d)......    3,831
                                                -------
                                                 83,714
                                                -------
Transportation (1.2%):
     169    Heartland Express, Inc. ..........    3,804
      50    Republic Airways Holdings, Inc.
              (b).............................      664
     246    Skywest, Inc. ....................    4,937
                                                -------
                                                  9,405
                                                -------
  Total Common Stocks                           734,087
                                                -------
INVESTMENT COMPANIES (3.8%):
  28,368    One Group Prime Money Market Fund,
              Class I (c).....................   28,368
                                                -------
  Total Investment Companies                     28,368
                                                -------

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 4

ONE GROUP SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
 SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
 LENDING (26.6%):
 200,309    Pool of various securities for One
              Group Equity Funds -- footnote 2
              (Securities Lending)............  200,309
                                                -------
  Total Short-Term Securities Held as
  Collateral for   Securities Lending           200,309
                                                -------
Total (Cost $829,467) (a)                       962,764
                                                =======

------------
Percentages indicated are based on net assets of $753,885.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $143,805
                   Unrealized depreciation......................   (10,508)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $133,297
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

(d) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

The following table presents the portfolio investments of the Fund by industry classifications as a percentage of net assets:

                   Industry                                       Percentage
                   --------                                       ----------
                   Commercial Services..........................     7.9%
                   Consumer Durables............................     4.7%
                   Consumer Services............................    11.9%
                   Distribution Services........................     1.6%
                   Electronic Technology........................    19.6%
                   Energy Minerals..............................     4.3%
                   Finance......................................     6.0%
                   Health Services..............................    10.3%
                   Health Technology............................     9.6%
                   Industrial Services..........................     1.1%
                   Money Market Funds...........................     3.8%
                   Process Industries...........................     0.9%
                   Producer Manufacturing.......................     1.6%
                   Retail Trade.................................     5.5%
                   Securities held as collateral for Securities
                     Lending....................................    26.6%
                   Technology Services..........................    11.1%
                   Transportation...............................     1.2%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

ONE GROUP SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
 COMMON STOCKS (98.4%):
Commercial Services (3.2%):
     129    AAR Corp. (b)....................      1,759
     107    Bowne & Co., Inc. (d)............      1,742
     121    CDI Corp. .......................      2,577
      74    Circor International, Inc. ......      1,718
     154    Cornell Cos., Inc. (b)...........      2,336
      27    Deluxe Corp. ....................        998
     122    G & K Services, Inc., Class A....      5,279
     105    Kelly Services, Inc., Class A....      3,155
      89    The Geo Group, Inc. (b)..........      2,360
     314    Unifirst Corp. (d)...............      8,866
      88    Valassis Communications, Inc.
              (b)............................      3,087
      22    Volt Information Sciences, Inc.
              (b)............................        658
                                               ---------
                                                  34,535
                                               ---------
Consumer Durables (4.1%):
     128    Action Performance Cos., Inc.
              (d)............................      1,402
     212    Arctic Cat, Inc. ................      5,615
     280    Coachmen Industries, Inc. (d)....      4,853
     201    Cooper Tire & Rubber Co. (d).....      4,325
      89    Eagle Materials, Inc. (d)........      7,691
      89    Enesco Group, Inc. (b)...........        720
     308    Furniture Brands International,
              Inc. (d).......................      7,727
     102    HNI Corp. .......................      4,376
     333    La-Z-Boy, Inc. (d)...............      5,122
     208    National R.V. Holdings, Inc.
              (b)............................      2,006
      60    Palm Harbor Homes, Inc. (b)
              (d)............................      1,005
                                               ---------
                                                  44,842
                                               ---------
Consumer Non-Durables (3.1%):
     222    American Greetings Corp., Class A
              (d)............................      5,626
     138    Dimon, Inc. (d)..................        925
     224    Farmer Brothers Co. .............      5,431
      77    J & J Snack Foods Corp. .........      3,762
     229    Penford Corp. ...................      3,600
      22    Ralcorp Holdings, Inc. (d).......        936
      86    Russell Corp. ...................      1,667
     226    Smithfield Foods, Inc. (b).......      6,688
      22    Tootsie Roll Industries..........        779
      90    Universal Corp. .................      4,282
      17    Wolverine World Wide, Inc. ......        545
                                               ---------
                                                  34,241
                                               ---------
Consumer Services (6.6%):
     477    Belo Corp., Class A..............     12,512
     250    Bob Evans Farms, Inc. (d)........      6,546
      66    Brinker International, Inc.
              (b)............................      2,308
     267    California Pizza Kitchen, Inc.
              (b) (d)........................      6,133
      98    CBRL Group, Inc. ................      4,100
      57    CEC Entertainment, Inc. (b)
              (d)............................      2,273

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
     342    Jack in the Box, Inc. (b) (d)....     12,625
     243    Landry's Seafood Restaurants,
              Inc. (d).......................      7,064
       1    Lawson Products, Inc. ...........         44
     232    Marcus Corp. ....................      5,828
     219    Nuance Communications, Inc.
              (b)............................        906
      22    O'Charleys, Inc. (b).............        434
     133    Papa John's International, Inc.
              (b) (d)........................      4,594
     191    The Steak n Shake Co. (b) (d)....      3,839
      87    Watsco, Inc. ....................      3,057
                                               ---------
                                                  72,263
                                               ---------
Electronic Technology (7.3%):
      59    Actel Corp. (b)..................      1,026
     130    Adaptec, Inc. (b)................        990
     121    Alliance Semiconductor Corp.
              (b)............................        448
     183    American Power Conversion
              Corp. .........................      3,923
     288    Cognex Corp. ....................      8,029
     188    Coherent, Inc. (b)...............      5,736
     152    Cohu, Inc. ......................      2,820
     451    Cray, Inc. (b) (d)...............      2,103
     304    CTS Corp. (d)....................      4,041
     282    Electronics for Imaging, Inc. (b)
              (d)............................      4,904
     444    Exar Corp. (b)...................      6,296
     493    Integrated Device Technology,
              Inc. (b) (d)...................      5,698
      28    Interphase Corp. (b).............        237
     856    KEMET Corp. (b)..................      7,661
     471    Lattice Semiconductor Corp.
              (b)............................      2,686
     318    Newport Corp. (b)................      4,482
     320    Optimal Robotics Corp. (b).......      3,767
      90    Park Electrochemical Corp. ......      1,956
     296    Parlex Corp. (b) (d).............      2,219
     548    Planar Systems, Inc. (b) (d).....      6,153
      76    Standard Microsystems Corp. (b)
              (d)............................      1,360
     178    X-Rite, Inc. ....................      2,856
                                               ---------
                                                  79,391
                                               ---------
Energy Minerals (2.6%):
     267    Ashland, Inc. ...................     15,577
     211    Forest Oil Corp. (b) (d).........      6,700
     159    Spinnaker Exploration Co. (b)
              (d)............................      5,562
                                               ---------
                                                  27,839
                                               ---------
Finance (26.1%):
      90    A.G. Edwards, Inc. ..............      3,903
     148    Affiliated Managers Group, Inc.
              (b) (d)........................     10,017
     256    Alfa Corp. (d)...................      3,886
     195    Associated Banc Corp. ...........      6,463

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 6

ONE GROUP SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Finance, continued:
     135    Associated Estates Realty
              Corp. .........................      1,381
      54    Assurant, Inc. ..................      1,642
     504    Assured Guaranty Ltd. ...........      9,921
     143    Astoria Financial Corp. .........      5,717
     107    Axis Capital Holdings Ltd. ......      2,921
       6    Berkshire Hills Bancorp, Inc. ...        209
     130    Boykin Lodging Co. (b) (d).......      1,194
      85    Brandywine Realty Trust (d)......      2,503
      32    C&F Financial Corp. .............      1,279
     179    Ceres Group, Inc. (b) (d)........        925
      71    Colonial BancGroup, Inc. ........      1,497
     138    Commerce Bancshares, Inc. .......      6,915
      82    Commerce Group, Inc. (d).........      4,997
      85    Community Bank System, Inc.
              (d)............................      2,412
      83    Compass Bancshares, Inc. ........      4,054
      48    Corus Bankshares, Inc. ..........      2,302
     125    Delphi Financial Group, Class A
              (d)............................      5,784
      78    Eastern Virginia Bankshares, Inc.
              (d)............................      2,020
     191    Endurance Specialty Holdings
              Ltd. ..........................      6,549
     416    Equity Inns, Inc. (d)............      4,885
      76    FBL Financial Group, Inc., Class
              A (d)..........................      2,159
     116    Federal Agricultural Mortgage
              Corp., Class C (d).............      2,707
     215    First Commonwealth Financial
              Corp. .........................      3,311
      64    First Industrial Realty Trust
              (d)............................      2,595
     265    FirstMerit Corp. (d).............      7,559
     200    Fulton Financial Corp. (d).......      4,657
     286    Harleysville Group, Inc. ........      6,827
     304    Highwoods Properties, Inc. (d)...      8,419
     475    Horace Mann Educators Corp. .....      9,065
      14    IBERIABANK Corp. ................        917
      77    LandAmerica Financial Group, Inc.
              (d)............................      4,177
     127    LSB Bancshares, Inc. ............      2,125
      89    Mercantile Bank Corp. (d)........      3,502
     183    Nationwide Financial Services,
              Inc., Class A..................      6,995
     135    North Valley Bancorp.............      2,618
      21    Old National Bancorp (d).........        555
     138    Old Republic International
              Corp. .........................      3,502
      10    Pennsylvania REIT (d)............        425
     753    PMI Group, Inc. .................     31,442
      58    Prentiss Properties Trust........      2,210
      66    ProAssurance Corp. (b) (d).......      2,566
      87    Protective Life Corp. ...........      3,735
     160    PXRE Group Ltd. (d)..............      4,039
     216    Radian Group, Inc. ..............     11,514
     209    Reinsurance Group of America,
              Inc. (d).......................     10,141

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Finance, continued:
     143    Selective Insurance Group, Inc.
              (d)............................      6,340
      25    Simmons First National Corp.,
              Class A........................        712
      76    StanCorp Financial Group, Inc.
              (d)............................      6,277
     239    Summit Properties, Inc. (d)......      7,783
     110    Susquehanna Bancshares, Inc. ....      2,752
     156    UMB Financial Corp. .............      8,863
      94    Umpqua Holdings Corp. ...........      2,364
     211    Vesta Insurance Group, Inc.
              (d)............................        778
      91    Washington Federal, Inc. (d).....      2,417
      86    Washington Trust Bancorp, Inc.
              (d)............................      2,529
     107    WesBanco, Inc. (d)...............      3,435
     101    Whitney Holding Corp. ...........      4,548
     485    Winston Hotels, Inc. ............      5,722
                                               ---------
                                                 285,658
                                               ---------
Health Services (3.9%):
     493    D & K Healthcare Resources,
              Inc. ..........................      3,981
     175    Health Net, Inc., Class A (b)
              (d)............................      5,062
     682    Humana, Inc. (b).................     20,263
     204    Manor Care, Inc. ................      7,244
      56    Parexel International Corp.
              (b)............................      1,143
     177    Rehabcare Group, Inc. (b) (d)....      4,948
                                               ---------
                                                  42,641
                                               ---------
Health Technology (2.3%):
      94    Analogic Corp. (d)...............      4,206
      56    Datascope Corp. (d)..............      2,228
     193    Intermagnetics General Corp. (b)
              (d)............................      4,900
     239    Maxim Pharmaceuticals, Inc. (b)
              (d)............................        721
     273    Osteotech, Inc. (b)..............      1,503
     153    Perrigo Co. (d)..................      2,641
     212    Steris Corp. (b).................      5,039
      34    Vital Signs, Inc. ...............      1,336
      77    Zoll Medical Corp. (b) (d).......      2,634
                                               ---------
                                                  25,208
                                               ---------
Industrial Services (6.5%):
      71    Emcor Group, Inc. (b) (d)........      3,217
     208    Granite Construction, Inc. ......      5,545
     194    Helmerich & Payne, Inc. .........      6,587
      58    Herley Industries, Inc. (b)
              (d)............................      1,178
      33    Insituform Technologies, Inc. (b)
              (d)............................        756
     166    Jacobs Engineering Group, Inc.
              (b)............................      7,929
      51    Lufkin Industries, Inc. .........      2,044
     141    Offshore Logistics, Inc. (b).....      4,581
     390    Pride International, Inc. (b)
              (d)............................      8,014
     128    Seacor Smit, Inc. (b)............      6,818

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

ONE GROUP SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Industrial Services, continued:
     550    Shaw Group, Inc. (b) (d).........      9,822
      17    Teekay Shipping Corp. (d)........        714
     309    Tidewater, Inc. (d)..............     10,986
     108    Willbros Group, Inc. (b) (d).....      2,486
                                               ---------
                                                  70,677
                                               ---------
Non-Energy Minerals (2.0%):
      74    Belden CDT, Inc. (d).............      1,715
     164    Brush Engineered Materials, Inc.
              (b)............................      3,033
     206    Lafarge North America Corp.
              (d)............................     10,574
      70    Olin Corp. ......................      1,539
      78    Texas Industries, Inc. (d).......      4,842
                                               ---------
                                                  21,703
                                               ---------
Process Industries (3.8%):
      64    Albemarle Corp. .................      2,460
     212    Bemis Co., Inc. .................      6,162
     135    Crown Holdings, Inc. (b).........      1,857
     121    Glatfelter Co. ..................      1,850
     251    H.B. Fuller Co. .................      7,143
      80    Hawkins, Inc. ...................        946
     149    Lubrizol Corp. ..................      5,481
     109    OM Group, Inc. (b)...............      3,529
     306    Sensient Technologies Corp. .....      7,349
     173    Stepan Co. ......................      4,222
                                               ---------
                                                  40,999
                                               ---------
Producer Manufacturing (7.3%):
      12    Alamo Group, Inc. ...............        316
      18    Ameron International Corp. ......        675
     114    Apogee Enterprises, Inc. ........      1,530
      99    CompX International, Inc. .......      1,634
     310    Griffon Corp. (b)................      8,378
     112    Kaman Corp., Class A.............      1,413
     153    Lindsay Manufacturing Co. .......      3,959
     282    LSI Industries, Inc. ............      3,227
     184    Martin Marietta Materials,
              Inc. ..........................      9,885
     173    Mueller Industries, Inc. ........      5,570
      15    Nacco Industries, Inc., Class
              A..............................      1,606
     151    Patrick Industries, Inc. (b).....      1,532
      92    Paxar Corp. (b)..................      2,040
     191    Stewart & Stevenson Services,
              Inc. ..........................      3,856
      36    Tecumseh Products Co. ...........      1,725
     120    Teleflex, Inc. ..................      6,250
      32    Tennant Co. .....................      1,287
      93    Thomas Industries, Inc. .........      3,698
     337    Trinity Industries, Inc. (d).....     11,492
     124    Valmont Industries, Inc. ........      3,124

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Producer Manufacturing, continued:
     284    Wolverine Tube, Inc. (b).........      3,672
     114    York International Corp. (d).....      3,927
                                               ---------
                                                  80,796
                                               ---------
Retail Trade (7.4%):
     351    BJ's Wholesale Club, Inc. (b)
              (d)............................     10,217
     340    Borders Group, Inc. (d)..........      8,626
      66    Building Material Holding Co. ...      2,509
     191    Dress Barn, Inc. (b) (d).........      3,358
      93    Goody's Family Clothing, Inc.
              (d)............................        854
     436    Linens 'N Things, Inc. (b).......     10,825
     707    Payless Shoesource, Inc. (b)
              (d)............................      8,696
     392    REX Stores Corp. (b) (d).........      5,958
     271    Ruddick Corp. ...................      5,882
     151    Shopko Stores, Inc. (b) (d)......      2,829
     402    Toys "R" Us, Inc. (b)............      8,219
      97    Weis Markets, Inc. (d)...........      3,752
     149    Whitehall Jewellers, Inc. (b)....      1,188
     257    Zale Corp. (b) (d)...............      7,678
                                               ---------
                                                  80,591
                                               ---------
Technology Services (2.7%):
     157    Acxiom Corp. (d).................      4,119
     104    Agile Software Corp. (b) (d).....        847
     151    Agilysys, Inc. (d)...............      2,584
     103    Analysts International Corp.
              (b)............................        413
     191    Ascential Software Corp. (b).....      3,112
      77    Digital Insight Corp. (b) (d)....      1,411
     451    EPIQ Systems, Inc. (b) (d).......      6,608
     115    Jack Henry & Assoc., Inc. .......      2,289
     222    Retek, Inc. (b)..................      1,368
     138    Tech Data Corp. (b)..............      6,272
                                               ---------
                                                  29,023
                                               ---------
Transportation (4.3%):
     278    Alaska Air Group, Inc. (b) (d)...      9,322
      59    Alexander & Baldwin, Inc. .......      2,520
     116    CNF, Inc. .......................      5,803
     426    Frontier Airlines, Inc. (b)
              (d)............................      4,856
      27    Kirby Corp. (b)..................      1,186
     142    Overnite Corp. ..................      5,278
     155    RailAmerica, Inc. (b) (d)........      2,027
     144    SCS Transportation (b)...........      3,362
     566    Swift Transportation Co., Inc.
              (b) (d)........................     12,162
                                               ---------
                                                  46,516
                                               ---------
Utilities (5.2%):
     126    Atmos Energy Corp. ..............      3,459
      67    Black Hills Corp. ...............      2,045
      49    Cascade Natural Gas Corp. (d)....      1,029

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 8

ONE GROUP SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Utilities, continued:
     268    Central Vermont Public Services
              Corp. .........................      6,226
      76    El Paso Electric Co. (b).........      1,432
      88    Idacorp, Inc. ...................      2,679
     108    MDU Resources Group, Inc. .......      2,891
     254    Oneok, Inc. .....................      7,209
     294    PNM Resources, Inc. .............      7,445
     434    Puget Energy, Inc. (d)...........     10,731
     325    Sierra Pacific Resources (b)
              (d)............................      3,412
     160    TECO Energy, Inc. (d)............      2,457
      12    The Laclede Group, Inc. (d)......        376
     183    Vectren Corp. ...................      4,916
                                               ---------
                                                  56,307
                                               ---------
  Total Common Stocks                          1,073,230
                                               ---------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
INVESTMENT COMPANIES (1.7%):
      44    iShares Russell 2000 Index Fund
              (d)............................      5,692
  12,313    One Group Prime Money Market
              Fund, Class I (c)..............     12,313
                                               ---------
  Total Investment Companies                      18,005
                                               ---------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (17.2%):
 187,219    Pool of various securities for
              One Group Equity
              Funds -- footnote 2 (Securities
              Lending).......................    187,219
                                               ---------
  Total Short-Term Securities Held as
  Collateral for   Securities Lending            187,219
                                               ---------
Total (Cost $999,066) (a)                      1,278,454
                                               =========

------------
Percentages indicated are based on net assets of $1,089,456.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $294,265
                   Unrealized depreciation......................   (14,877)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $279,388
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

(d) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

The following table presents the portfolio investments of the Fund by industry classifications as a percentage of net assets:

                   Industry                                         Percentage
                   --------                                         ----------
                   Commercial Services..........................        3.2%
                   Consumer Durables............................        4.1%
                   Consumer Non-Durables........................        3.1%
                   Consumer Services............................        6.6%
                   Electronic Technology........................        7.3%
                   Energy Minerals..............................        2.6%
                   Finance......................................       26.1%
                   Health Services..............................        3.9%
                   Health Technology............................        2.3%
                   Industrial Services..........................        6.5%
                   Investment Companies.........................        1.7%
                   Non-Energy Minerals..........................        2.0%
                   Process Industries...........................        3.8%
                   Producer Manufacturing.......................        7.3%
                   Retail Trade.................................        7.4%
                   Securities held as collateral for Securities
                     Lending....................................       17.2%
                   Technology Services..........................        2.7%
                   Transportation...............................        4.3%
                   Utilities....................................        5.2%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

ONE GROUP MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
 COMMON STOCKS (97.6%):
Commercial Services (3.6%):
    381     Alliance Data Systems Corp.
              (b)............................     18,080
    397     Dun & Bradstreet Corp. (b).......     23,670
    483     Manpower, Inc. ..................     23,346
  1,191     Nextel Partners, Inc., Class A
              (b)............................     23,279
                                               ---------
                                                  88,375
                                               ---------
Consumer Durables (4.5%):
    558     Brunswick Corp. .................     27,630
    322     Centex Corp. ....................     19,179
    106     Harman International Industries,
              Inc. ..........................     13,399
    311     HNI Corp. .......................     13,407
    200     Mohawk Industries, Inc. (b)......     18,204
    277     Polaris Industries, Inc. ........     18,835
                                               ---------
                                                 110,654
                                               ---------
Consumer Non-Durables (1.3%):
    551     Coach, Inc. (b)..................     31,091
                                               ---------
Consumer Services (6.0%):
  1,234     Caesars Entertainment, Inc.
              (b)............................     24,850
    349     Cheesecake Factory, Inc. (b).....     11,338
    502     Education Management Corp. (b)...     16,574
  1,123     Hilton Hotels Corp. .............     25,545
    253     International Speedway Corp.,
              Class A........................     13,371
    325     MGM Grand, Inc. (b)..............     23,611
    257     Royal Caribbean Cruises Ltd. ....     13,997
     17     Washington Post Co., Class B.....     16,466
                                               ---------
                                                 145,752
                                               ---------
Distribution Services (1.0%):
    360     CDW Corp. .......................     23,860
                                               ---------
Electronic Technology (19.3%):
    501     Altera Corp. (b).................     10,367
  1,112     Amphenol Corp., Class A (b)......     40,861
    215     Apple Computer, Inc. (b).........     13,852
    975     Arrow Electronics, Inc. (b)......     23,695
  1,219     Avaya, Inc. (b)..................     20,963
    760     Broadcom Corp., Class A (b)......     24,518
    244     Cognizant Technology Solutions
              Corp. (b)......................     10,324
    544     Comverse Technology, Inc. (b)....     13,308
    274     Diebold, Inc. ...................     15,264
    788     Flextronics International Ltd.
              (b)............................     10,885
    190     Harris Corp. ....................     11,740
    698     Jabil Circuit, Inc. (b)..........     17,861
    627     Juniper Networks, Inc. (b).......     17,035
    281     KLA-Tencor Corp. (b).............     13,089
    239     L-3 Communications Holdings,
              Inc. ..........................     17,497
    607     Lam Research Corp. (b)...........     17,551
    460     Linear Technology Corp. .........     17,826

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
Electronic Technology, continued:
    752     Microchip Technology, Inc. ......     20,044
    513     NCR Corp. (b)....................     35,525
    631     Network Appliance, Inc. (b)......     20,975
    345     Precision Castparts Corp. .......     22,686
    436     Rockwell Collins, Inc. ..........     17,196
    358     Rockwell International Corp. ....     17,754
  1,384     Xerox Corp. (b)..................     23,549
    323     Zebra Technologies Corp., Class A
              (b)............................     18,198
                                               ---------
                                                 472,563
                                               ---------
Energy Minerals (3.2%):
    547     Consol Energy, Inc. .............     22,466
    200     Murphy Oil Corp. ................     16,121
    701     Talisman Energy, Inc. ...........     18,891
    544     XTO Energy, Inc. ................     19,249
                                               ---------
                                                  76,727
                                               ---------
Finance (8.2%):
    199     AMBAC Financial Group, Inc. .....     16,369
    935     AmeriCredit Corp. (b)............     22,849
  1,484     Ameritrade Holdings Corp. (b)....     21,100
    456     ChoicePoint, Inc. (b)............     20,953
    552     CIT Group, Inc. .................     25,301
    258     Doral Financial Corp. ...........     12,687
    279     Legg Mason, Inc. ................     20,407
    802     North Fork Bancorp, Inc. ........     23,128
     22     Westamerica Bancorp..............      1,310
    436     Willis Group Holdings Ltd. ......     17,954
    245     Zions Bancorp....................     16,657
                                               ---------
                                                 198,715
                                               ---------
Health Services (8.1%):
    173     Aetna, Inc. .....................     21,619
    861     Caremark Rx, Inc. (b)............     33,930
    288     Covance, Inc. (b)................     11,176
    341     Coventry Health Care, Inc. (b)...     18,078
    935     Davita, Inc. (b).................     36,964
    355     Laboratory Corp. of America
              Holdings (b)...................     17,701
    414     Manor Care, Inc. ................     14,654
    732     Omnicare, Inc. ..................     25,347
    462     Triad Hospitals, Inc. (b)........     17,202
                                               ---------
                                                 196,671
                                               ---------
Health Technology (12.8%):
    287     Bausch & Lomb, Inc. .............     18,516
    323     Beckman Coulter, Inc. ...........     21,630
    455     Biomet, Inc. ....................     19,751
    852     Celgene Corp. (b)................     22,601
    599     Cytyc Corp. (b)..................     16,520

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 10

ONE GROUP MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
Health Technology, continued:
    346     Dentsply International, Inc. ....     19,445
    489     Eon Labs, Inc. (b)...............     13,211
    475     Fisher Scientific International,
              Inc. (b).......................     29,627
    320     Genzyme Corp. (b)................     18,577
    266     Invitrogen Corp. (b).............     17,857
    398     OSI Pharmaceuticals, Inc. (b)....     29,776
    483     Sepracor, Inc. (b)...............     28,658
    547     St. Jude Medical, Inc. (b).......     22,915
    832     Valeant Pharmaceuticals, Inc. ...     21,928
    145     Zimmer Holdings, Inc. (b)........     11,585
                                               ---------
                                                 312,597
                                               ---------
Industrial Services (4.6%):
    223     BJ Services Co. .................     10,397
    552     Harsco Corp. ....................     30,780
    493     Jacobs Engineering Group, Inc.
              (b)............................     23,580
    516     Noble Corp. (b)..................     25,641
    458     Patterson-UTI Energy, Inc. ......      8,916
    242     Smith International, Inc. (b)....     13,146
                                               ---------
                                                 112,460
                                               ---------
Process Industries (0.7%):
    517     Donaldson Co., Inc. .............     16,857
                                               ---------
Producer Manufacturing (3.4%):
    513     Autoliv, Inc. ...................     24,792
    305     Hubbell, Inc., Class B...........     15,939
    271     ITT Industries, Inc. ............     22,886
    274     Oshkosh Truck Corp. .............     18,702
                                               ---------
                                                  82,319
                                               ---------
Retail Trade (8.2%):
    539     Abercrombie & Fitch Co., Class
              A..............................     25,311
    416     Advance Auto Parts, Inc. (b).....     18,171
    408     Carmax, Inc. (b).................     12,672
    424     Chico's FAS, Inc. (b)............     19,291
  1,385     Circuit City Stores, Inc. .......     21,663
    510     Claire's Stores, Inc. ...........     10,833
    351     Fastenal Co. ....................     21,633

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
Retail Trade, continued:
  1,113     Foot Locker, Inc. ...............     29,977
    453     Petsmart, Inc. ..................     16,110
    720     RadioShack Corp. ................     23,664
                                               ---------
                                                 199,325
                                               ---------
Technology Services (9.7%):
    487     Adobe Systems, Inc. .............     30,530
    465     Affiliated Computer Services,
              Inc., Class A (b)..............     27,974
    398     Ask Jeeves, Inc. (b).............     10,641
    582     Checkfree Corp. (b)..............     22,144
    564     Cognos, Inc. (b).................     24,863
    798     Computer Associates
              International, Inc. ...........     24,800
    460     Fiserv, Inc. (b).................     18,491
     93     Getty Images, Inc. (b)...........      6,396
    431     National Instruments Corp. ......     11,742
    588     Tech Data Corp. (b)..............     26,695
    605     Verisign, Inc. (b)...............     20,280
    361     West Corp. (b)...................     11,946
                                               ---------
                                                 236,502
                                               ---------
Transportation (2.0%):
    432     C.H. Robinson Worldwide, Inc. ...     24,000
    461     Expeditors International of
              Washington, Inc. ..............     25,776
                                               ---------
                                                  49,776
                                               ---------
Utilities (1.0%):
    403     Equitable Resources, Inc. .......     24,439
                                               ---------
  Total Common Stocks                          2,378,683
                                               ---------
INVESTMENT COMPANIES (2.2%):
 52,478     One Group Prime Money Market
              Fund, Class I (c)..............     52,478
                                               ---------
  Total Investment Companies                      52,478
                                               ---------
Total (Cost $1,871,824) (a)                    2,431,161
                                               =========

------------
Percentages indicated are based on net assets of $2,435,161.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $568,756
                   Unrealized depreciation......................    (9,419)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $559,337
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

ONE GROUP MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

The following table presents the portfolio investments of the Fund by industry classifications as a percentage of net assets:

                   Industry                                       Percentage
                   --------                                       ----------
                   Commercial Services..........................     3.6%
                   Consumer Durables............................     4.5%
                   Consumer Non-Durables........................     1.3%
                   Consumer Services............................     6.0%
                   Distribution Services........................     1.0%
                   Electronic Technology........................    19.3%
                   Energy Minerals..............................     3.2%
                   Finance......................................     8.2%
                   Health Services..............................     8.1%
                   Health Technology............................    12.8%
                   Industrial Services..........................     4.6%
                   Money Market Funds...........................     2.2%
                   Process Industries...........................     0.7%
                   Producer Manufacturing.......................     3.4%
                   Retail Trade.................................     8.2%
                   Technology Services..........................     9.7%
                   Transportation...............................     2.0%
                   Utilities....................................     1.0%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

 12

ONE GROUP MID CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
 COMMON STOCKS (101.2%):
Commercial Services (1.0%):
    299     Adesa, Inc. .....................      6,349
    100     Allete, Inc. (d).................      3,665
    240     Valassis Communications, Inc. (b)
              (d)............................      8,403
                                               ---------
                                                  18,417
                                               ---------
Consumer Durables (3.0%):
    130     Centex Corp. ....................      7,722
    212     Fortune Brands, Inc. ............     16,377
    192     HNI Corp. .......................      8,244
    190     Lennar Corp. ....................     10,792
    113     Mohawk Industries, Inc. (b)......     10,348
                                               ---------
                                                  53,483
                                               ---------
Consumer Non-Durables (6.3%):
    300     Brown-Forman Corp., Class B......     14,619
    162     Clorox Co. ......................      9,558
    184     Columbia Sportswear Co. (b)
              (d)............................     10,974
    259     Constellation Brands, Inc., Class
              A (b)..........................     12,032
    448     Dean Foods Co. (b)...............     14,768
    428     Hormel Foods Corp. ..............     13,408
    212     International Flavors &
              Fragrances, Inc. ..............      9,074
    192     The J.M. Smucker Co. ............      9,056
    329     V.F. Corp. ......................     18,204
                                               ---------
                                                 111,693
                                               ---------
Consumer Services (8.9%):
    300     Alltel Corp. ....................     17,634
    399     Applebee's International,
              Inc. ..........................     10,564
    632     Belo Corp., Class A..............     16,584
    210     Brookfield Properties Corp. .....      7,854
    540     CenturyTel, Inc. ................     19,156
    105     Choice Hotels International,
              Inc. ..........................      6,067
    440     Dex Media, Inc. (d)..............     10,975
    271     E.W. Scripps Co., Class A........     13,089
    403     Hilton Hotels Corp. .............      9,160
    104     Knight-Ridder, Inc. .............      6,955
     75     Mandalay Resort Group............      5,275
    329     Outback Steakhouse, Inc. (d).....     15,062
    119     PartnerRe Ltd. ..................      7,358
    166     Telephone & Data Systems,
              Inc. ..........................     12,743
                                               ---------
                                                 158,476
                                               ---------
Electronic Technology (3.2%):
    679     Arrow Electronics, Inc. (b)......     16,506
    128     Diebold, Inc. (d)................      7,122
    264     Harris Corp. ....................     16,303

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
    119     L-3 Communications Holdings,
              Inc. ..........................      8,679
     97     Lexmark International, Inc.,
              Class A (b)....................      8,203
                                               ---------
                                                  56,813
                                               ---------
Energy Minerals (5.1%):
    475     Arch Coal, Inc. (d)..............     16,882
    160     Ashland, Inc. ...................      9,341
    475     Devon Energy Corp. ..............     18,504
    150     Houston Exploration Co. (b)......      8,458
    141     Newfield Exploration Co. (b).....      8,308
    563     Pioneer Natural Resources Co. ...     19,743
    212     Valero Energy Corp. .............      9,627
                                               ---------
                                                  90,863
                                               ---------
Finance (30.3%):
    306     AMB Property Corp. ..............     12,347
    535     American Financial Realty Trust
              (d)............................      8,656
    294     Associated Banc Corp. ...........      9,772
    673     Assurant, Inc. ..................     20,545
    445     Banknorth Group, Inc. ...........     16,298
    292     Cincinnati Financial Corp. ......     12,933
    589     Compass Bancshares, Inc. ........     28,672
    177     Cousins Properties, Inc. ........      5,370
    221     Cullen/Frost Bankers, Inc. ......     10,755
  1,636     E*Trade Group, Inc. (b)..........     24,461
    246     Everest Re Group Ltd. ...........     22,068
    591     Fidelity National Financial,
              Inc. ..........................     27,003
    323     Golden West Financial Corp. .....     19,863
    271     Independence Community Bank Corp.
              (d)............................     11,522
    195     IPC Holdings Ltd. ...............      8,484
     96     Kimco Realty Corp. (d)...........      5,550
    181     Legg Mason, Inc. ................     13,267
    372     Liberty Property Trust (d).......     16,049
    117     M & T Bank Corp. ................     12,660
    307     MBIA, Inc. (d)...................     19,450
    348     Mercantile Bankshares Corp. .....     18,166
    133     MGIC Investment Corp. ...........      9,131
    553     North Fork Bancorp, Inc. ........     15,964
    251     Northern Trust Corp. ............     12,169
    983     Old Republic International
              Corp. .........................     24,869
    322     PMI Group, Inc. .................     13,423
    389     Principal Financial Group........     15,934
    274     Protective Life Corp. ...........     11,697
    204     PS Business Parks, Inc. .........      9,196
    322     Radian Group, Inc. ..............     17,165
    846     Sovereign Bancorp, Inc. .........     19,075
    215     StanCorp Financial Group,
              Inc. ..........................     17,696
    403     TCF Financial Corp. .............     12,956

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

ONE GROUP MID CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Finance, continued:
    412     United Dominion Realty Trust,
              Inc. ..........................     10,225
    200     Willis Group Holdings Ltd. ......      8,234
    232     Zions Bancorp....................     15,810
                                               ---------
                                                 537,435
                                               ---------
Health Services (4.7%):
    350     Coventry Health Care, Inc. (b)...     18,568
    397     IMS Health, Inc. ................      9,219
    267     Manor Care, Inc. ................      9,470
    441     Omnicare, Inc. ..................     15,264
     95     Quest Diagnostics, Inc. .........      9,077
    207     Renal Care Group, Inc. (b) (d)...      7,457
    388     Triad Hospitals, Inc. (b)........     14,430
                                               ---------
                                                  83,485
                                               ---------
Industrial Services (3.7%):
    634     Grant Prideco, Inc. (b)..........     12,706
    203     Harsco Corp. ....................     11,298
    288     National-Oilwell, Inc. (b) (d)...     10,178
    527     Republic Services, Inc. .........     17,679
    468     Varco International, Inc. (b)....     13,645
                                               ---------
                                                  65,506
                                               ---------
Non-Energy Minerals (1.9%):
    193     Florida Rock Industries, Inc. ...     11,472
    223     Rayonier, Inc. ..................     10,897
    204     Vulcan Materials Co. ............     11,135
                                               ---------
                                                  33,504
                                               ---------
Process Industries (5.9%):
    272     Albemarle Corp. .................     10,533
    243     Ball Corp. ......................     10,700
    330     Cabot Corp. .....................     12,769
    361     Lubrizol Corp. ..................     13,295
    135     Minerals Technologies, Inc.
              (d)............................      8,978
    451     Pactiv Corp. (b).................     11,408
    756     RPM International, Inc. (d)......     14,855
    145     Sigma-Aldrich Corp. (d)..........      8,767
    248     Valspar Corp. ...................     12,417
                                               ---------
                                                 103,722
                                               ---------
Producer Manufacturing (5.4%):
    224     American Standard Cos., Inc.
              (b)............................      9,260
    346     Borg Warner, Inc. ...............     18,754
    232     Carlisle Cos., Inc. .............     15,048
    135     Cooper Industries Ltd., Class
              A..............................      9,165
    172     Crane Co. .......................      4,949
    210     Lear Corp. ......................     12,818
    334     Pentair, Inc. ...................     14,536
    316     Trinity Industries, Inc. (d).....     10,766
                                               ---------
                                                  95,296
                                               ---------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Retail Trade (7.7%):
    293     Advance Auto Parts, Inc. (b).....     12,798
    671     AutoNation, Inc. (b).............     12,882
    205     AutoZone, Inc. (b) (d)...........     18,682
    609     Family Dollar Stores, Inc. ......     19,010
    339     May Department Stores Co. (d)....      9,970
  1,485     Saks, Inc. (d)...................     21,553
    120     Sherwin-Williams Co. ............      5,369
    323     Tiffany & Co. ...................     10,323
    867     TJX Cos., Inc. ..................     21,797
    163     Tuesday Morning Corp. (b)........      4,987
                                               ---------
                                                 137,371
                                               ---------
Technology Services (1.9%):
    179     Affiliated Computer Services,
              Inc., Class A (b)..............     10,744
    439     Computer Associates
              International, Inc. ...........     13,644
    434     Interactive Data Corp. (b) (d)...      9,442
                                               ---------
                                                  33,830
                                               ---------
Transportation (1.6%):
    337     EGL, Inc. (b) (d)................     10,058
    310     J.B. Hunt Transport Services,
              Inc. ..........................     13,895
     86     United Defense Industries, Inc.
              (b)............................      4,082
                                               ---------
                                                  28,035
                                               ---------
Utilities (10.6%):
    488     Black Hills Corp. (d)............     14,963
    380     Consolidated Edison, Inc. .......     16,625
    127     Dominion Resources, Inc. ........      8,630
    531     Energy East Corp. ...............     14,175
    210     Equitable Resources, Inc. .......     12,714
    314     Hawaiian Electric Industries,
              Inc. (d).......................      9,154
    213     Kinder Morgan, Inc. .............     15,606
    646     MDU Resources Group, Inc. .......     17,244
    290     Northeast Utilities..............      5,467
    256     NSTAR (d)........................     13,875
    402     Oneok, Inc. .....................     11,422
    223     Scana Corp. .....................      8,794
    377     Sempra Energy....................     13,814
    318     Westar Energy, Inc. .............      7,270
    517     Wisconsin Energy Corp. ..........     17,437
                                               ---------
                                                 187,190
                                               ---------
  Total Common Stocks                          1,795,119
                                               ---------

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 14

ONE GROUP MID CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
 WARRANTS (0.0%):
Finance (0.0%):
    424     Dime Bancorp, Inc. (b)...........         81
                                               ---------
  Total Warrants                                      81
                                               ---------
INVESTMENT COMPANIES (2.1%):
 36,468     One Group Prime Money Market
              Fund, Class I (c)..............     36,468
                                               ---------
  Total Investment Companies                      36,468
                                               ---------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
INVESTMENT COMPANIES, CONTINUED:
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
  SECURITIES LENDING (5.5%):
 96,900     Pool of various securities for
              One Group Equity
              Funds -- footnote 2 (Securities
              Lending).......................     96,900
                                               ---------
  Total Short-Term Securities Held as
  Collateral for Securities Lending               96,900
                                               ---------
Total (Cost $1,472,952) (a)                    1,928,568
                                               =========

------------
Percentages indicated are based on net assets of $1,772,898.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $458,109
                   Unrealized depreciation......................    (2,493)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $455,616
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

(d) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

The following table presents the portfolio investments of the Fund by industry classifications as a percentage of net assets:

                   Industry                                       Percentage
                   --------                                       ----------
                   Commercial Services..........................     1.0%
                   Consumer Durables............................     3.0%
                   Consumer Non-Durables........................     6.3%
                   Consumer Services............................     8.9%
                   Electronic Technology........................     3.2%
                   Energy Minerals..............................     5.1%
                   Finance......................................    30.3%
                   Health Services..............................     4.7%
                   Industrial Services..........................     3.7%
                   Money Market Funds...........................     2.1%
                   Non-Energy Minerals..........................     1.9%
                   Process Industries...........................     5.9%
                   Producer Manufacturing.......................     5.4%
                   Retail Trade.................................     7.7%
                   Securities held as collateral for Securities
                     Lending....................................     5.5%
                   Technology Services..........................     1.9%
                   Transportation...............................     1.6%
                   Utilities....................................    10.6%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

ONE GROUP DIVERSIFIED MID CAP FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
 COMMON STOCKS (98.2%):
Commercial Services (3.5%):
    230     Adesa, Inc. .....................      4,880
     49     Alliance Data Systems Corp.
              (b)............................      2,336
    142     Brinks Co. ......................      5,612
     99     Dun & Bradstreet Corp. (b).......      5,930
     85     R.H. Donnelley Corp. (b) (d).....      5,025
    226     RSA Security, Inc. (b) (d).......      4,531
    139     Valassis Communications, Inc.
              (b)............................      4,873
                                               ---------
                                                  33,187
                                               ---------
Consumer Durables (7.3%):
    302     Activision, Inc. (b).............      6,100
     76     Black & Decker Corp. ............      6,749
    112     Brunswick Corp. .................      5,534
     96     Centex Corp. ....................      5,720
    185     D.R. Horton, Inc. ...............      7,462
    188     Eastman Kodak Co. (d)............      6,063
    398     Goodyear Tire & Rubber Co. (b)
              (d)............................      5,827
     67     Lennar Corp. ....................      3,809
      9     NVR, Inc. (b)....................      6,694
     94     Ryland Group, Inc. ..............      5,397
     93     Stanley Works....................      4,551
     87     Toll Brothers, Inc. (b) (d)......      5,955
                                               ---------
                                                  69,861
                                               ---------
Consumer Non-Durables (5.6%):
    172     American Greetings Corp., Class A
              (d)............................      4,350
    126     Coach, Inc. (b)..................      7,111
    139     Constellation Brands, Inc., Class
              A (b)..........................      6,452
    147     Liz Claiborne, Inc. .............      6,186
    163     Pilgrim's Pride Corp. (d)........      4,995
     57     Reynolds American, Inc. (d)......      4,480
     78     Timberland Co., Class A (b)......      4,888
    353     Tyson Foods, Inc., Class A.......      6,499
    153     V.F. Corp. ......................      8,496
                                               ---------
                                                  53,457
                                               ---------
Consumer Services (0.6%):
     86     Mandalay Resort Group............      6,050
                                               ---------
Electronic Technology (5.5%):
    151     Amphenol Corp., Class A (b)......      5,530
    159     Arrow Electronics, Inc. (b)......      3,862
    146     Cree, Inc. (b) (d)...............      5,848
     63     Harris Corp. ....................      3,900
    125     L-3 Communications Holdings, Inc.
              (d)............................      9,144
    282     Perot Systems Corp. (b)..........      4,514
     92     Precision Castparts Corp. .......      6,010
     78     Storage Technology Corp. (b).....      2,478
    322     Xerox Corp. (b)..................      5,481

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
    108     Zebra Technologies Corp., Class A
              (b)............................      6,069
                                               ---------
                                                  52,836
                                               ---------
Energy Minerals (8.9%):
    142     Apache Corp. ....................      7,164
    152     Arch Coal, Inc. (d)..............      5,401
    128     Kerr-McGee Corp. ................      7,391
    113     Murphy Oil Corp. ................      9,080
    136     Newfield Exploration Co. (b).....      8,025
     96     Noble Energy, Inc. ..............      5,901
     80     Peabody Energy Corp. ............      6,505
    178     Pioneer Natural Resources Co. ...      6,265
    253     Plains Exploration & Product Co.
              (b)............................      6,565
     99     Sunoco, Inc. (d).................      8,057
    173     Valero Energy Corp. .............      7,872
    214     XTO Energy, Inc. ................      7,571
                                               ---------
                                                  85,797
                                               ---------
Finance (20.8%):
    108     Affiliated Managers Group, Inc.
              (b) (d)........................      7,319
    145     AMB Property Corp. ..............      5,865
     88     AMBAC Financial Group, Inc. .....      7,258
    250     AmeriCredit Corp. (b) (d)........      6,113
     84     AmerUs Group Co., Class A (d)....      3,819
    248     Associated Banc Corp. ...........      8,223
    183     Assurant, Inc. ..................      5,601
    254     Assured Guaranty Ltd. ...........      4,995
    176     Axis Capital Holdings Ltd. ......      4,807
    262     Colonial BancGroup, Inc. ........      5,569
    135     Compass Bancshares, Inc. ........      6,551
    579     E*Trade Group, Inc. (b)..........      8,653
     54     Everest Re Group Ltd. ...........      4,808
    156     Fidelity National Financial,
              Inc. ..........................      7,134
    160     First American Financial
              Corp. .........................      5,622
     79     General Growth Properties........      2,871
    207     Hibernia Corp., Class A..........      6,094
    329     Host Marriott Corp. (d)..........      5,693
     93     National Financial Partners
              Co. ...........................      3,615
     73     New Century Financial Corp. .....      4,685
    288     North Fork Bancorp, Inc. ........      8,309
    243     Old Republic International
              Corp. .........................      6,142
    142     PMI Group, Inc. .................      5,941
    152     ProAssurance Corp. (b) (d).......      5,926
    138     Protective Life Corp. ...........      5,870
    122     Radian Group, Inc. ..............      6,512
    173     Raymond James Financial, Inc. ...      5,347
    312     Sovereign Bancorp, Inc. .........      7,044

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 16

ONE GROUP DIVERSIFIED MID CAP FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Finance, continued:
     95     StanCorp Financial Group,
              Inc. ..........................      7,854
    248     United Dominion Realty Trust,
              Inc. ..........................      6,160
     84     Unitrin, Inc. ...................      3,809
    193     Ventas, Inc. ....................      5,290
    116     W.R. Berkley Corp. ..............      5,472
    140     Weinharten Realty Investors......      5,606
                                               ---------
                                                 200,577
                                               ---------
Health Services (4.3%):
    182     Caremark Rx, Inc. (b)............      7,167
     66     Cigna Corp. .....................      5,384
    117     Coventry Health Care, Inc. (b)...      6,229
     89     Express Scripts, Inc., Class A
              (b) (d)........................      6,825
    109     PacifiCare Health Systems, Inc.
              (b)............................      6,132
     81     WellPoint, Inc. (b)..............      9,315
                                               ---------
                                                  41,052
                                               ---------
Health Technology (2.7%):
     69     Beckman Coulter, Inc. ...........      4,628
    120     Charles River Laboratories
              International, Inc. (b)........      5,498
    136     Fisher Scientific International,
              Inc. (b) (d)...................      8,508
    158     Varian Medical Systems, Inc.
              (b)............................      6,849
                                               ---------
                                                  25,483
                                               ---------
Industrial Services (3.1%):
    256     Grant Prideco, Inc. (b)..........      5,139
     96     Harsco Corp. ....................      5,368
    172     National-Oilwell, Inc. (b) (d)...      6,078
    121     Overseas Shipholding Group, Inc.
              (d)............................      6,686
    195     Republic Services, Inc. .........      6,526
                                               ---------
                                                  29,797
                                               ---------
Non-Energy Minerals (3.6%):
    143     Nucor Corp. (d)..................      7,500
     79     Phelps Dodge Corp. ..............      7,775
    131     Steel Dynamics, Inc. (d).........      4,974
    130     United States Steel Corp. .......      6,657
    156     UST, Inc. .......................      7,486
                                               ---------
                                                  34,392
                                               ---------
Process Industries (3.7%):
    139     Ball Corp. ......................      6,126
    147     Cabot Corp. .....................      5,682
    308     Crown Holdings, Inc. (b).........      4,225
     98     Cytec Industries, Inc. ..........      5,060
    128     FMC Corp. (b)....................      6,172

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Process Industries, continued:
     80     Georgia-Pacific Corp. ...........      2,998
    110     Southern Peru Copper Corp. (d)...      5,179
                                               ---------
                                                  35,442
                                               ---------
Producer Manufacturing (7.9%):
    245     AGCO Corp. (b)...................      5,355
    154     Ametek, Inc. ....................      5,480
    104     Autoliv, Inc. ...................      5,023
    105     Borg Warner, Inc. ...............      5,691
     68     Cummins, Inc. ...................      5,704
     52     Eaton Corp. .....................      3,755
    125     Energizer Holdings, Inc. (b).....      6,196
    147     Graco, Inc. .....................      5,502
     83     ITT Industries, Inc. ............      6,999
     95     Kennametal, Inc. ................      4,703
    100     Lear Corp. ......................      6,120
    151     Nordson Corp. (d)................      6,055
    103     Terex Corp. (b)..................      4,908
    152     Thomas & Betts Corp. (b).........      4,683
                                               ---------
                                                  76,174
                                               ---------
Retail Trade (4.9%):
    136     Abercrombie & Fitch Co., Class
              A..............................      6,381
    160     Aeropostale, Inc. (b) (d)........      4,709
    166     American Eagle Outfitters,
              Inc. ..........................      7,819
    111     Barnes & Noble, Inc. (b).........      3,586
    188     BJ's Wholesale Club, Inc. (b)....      5,479
    270     Claire's Stores, Inc. ...........      5,738
    126     J.C. Penney, Inc. ...............      5,216
     33     Kmart Holding Corp. (b) (d)......      3,265
    116     Regis Corp. .....................      5,366
                                               ---------
                                                  47,559
                                               ---------
Technology Services (6.4%):
    202     Acxiom Corp. ....................      5,299
    317     AT&T Corp. ......................      6,033
    182     Autodesk, Inc. ..................      6,915
    158     Checkfree Corp. (b)..............      6,024
     93     Computer Sciences Corp. (b)......      5,265
    416     Earthlink, Inc. (b)..............      4,791
     94     Fair Issac & Co., Inc. (d).......      3,451
    284     Ingram Micro, Inc. (b)...........      5,911
    217     McAfee, Inc. (b) (d).............      6,264
    127     NII Holdings, Inc., Class B (b)
              (d)............................      6,002
    123     Tech Data Corp. (b)..............      5,569
                                               ---------
                                                  61,524
                                               ---------
Transportation (2.6%):
    118     CNF, Inc. .......................      5,912
    171     J.B. Hunt Transport Services,
              Inc. ..........................      7,659

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

ONE GROUP DIVERSIFIED MID CAP FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Transportation, continued:
    181     Norfolk Southern Corp. ..........      6,547
     96     Yellow Corp. (b).................      5,326
                                               ---------
                                                  25,444
                                               ---------
Utilities (6.8%):
    565     AES Corp. (b)....................      7,730
    243     Alliant Energy Corp. ............      6,942
     97     Equitable Resources, Inc. .......      5,866
    213     MDU Resources Group, Inc. .......      5,676
    193     National Fuel Gas Co. ...........      5,455
    271     Oneok, Inc. .....................      7,707
    122     Questar Corp. ...................      6,217
    175     Scana Corp. .....................      6,892
    183     Sempra Energy....................      6,723
    174     Wisconsin Energy Corp. ..........      5,862
                                               ---------
                                                  65,070
                                               ---------
  Total Common Stocks                            943,702
                                               ---------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
INVESTMENT COMPANIES (0.2%):
  2,183     One Group Prime Money Market
              Fund, Class I (c)..............      2,183
                                               ---------
  Total Investment Companies                       2,183
                                               ---------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (8.2%):
 78,763     Pool of various securities for
              One Group Equity
              Funds -- footnote 2 (Securities
              Lending).......................     78,763
                                               ---------
  Total Short-Term Securities Held as
  Collateral for   Securities Lending             78,763
                                               ---------
Total (Cost $850,586) (a)                      1,024,648
                                               =========

------------
Percentages indicated are based on net assets of $960,819.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $177,755
                   Unrealized depreciation......................    (3,693)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $174,062
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

(d) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

 18

ONE GROUP DIVERSIFIED MID CAP FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

The following table presents the portfolio investments of the Fund by industry classifications as a percentage of net assets:

                   Industry                                       Percentage
                   --------                                       ----------
                   Commercial Services..........................     3.5%
                   Consumer Durables............................     7.3%
                   Consumer Non-Durables........................     5.6%
                   Consumer Services............................     0.6%
                   Electronic Technology........................     5.5%
                   Energy Minerals..............................     8.9%
                   Finance......................................    20.8%
                   Health Services..............................     4.3%
                   Health Technology............................     2.7%
                   Industrial Services..........................     3.1%
                   Money Market Funds...........................     0.2%
                   Non-Energy Minerals..........................     3.6%
                   Process Industries...........................     3.7%
                   Producer Manufacturing.......................     7.9%
                   Retail Trade.................................     4.6%
                   Securities held as collateral for Securities
                     Lending....................................     8.2%
                   Technology Services..........................     6.4%
                   Transportation...............................     2.6%
                   Utilities....................................     6.8%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

ONE GROUP LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
 COMMON STOCKS (105.5%):
Commercial Services (1.1%):
     408    Iron Mountain, Inc. (b) (c)......     12,434
     365    Robert Half International,
              Inc. ..........................     10,751
                                               ---------
                                                  23,185
                                               ---------
Communications (3.1%):
   1,558    Crown Castle International Corp.
              (b)............................     25,932
     762    Nextel Communications, Inc.,
              Class A (b)....................     22,863
     644    Sprint Corp. (c).................     15,998
                                               ---------
                                                  64,793
                                               ---------
Consumer Non-Durables (8.0%):
     245    Cintas Corp. ....................     10,728
   1,070    Coca-Cola Co. ...................     44,525
     628    Gillette Co. ....................     28,126
   2,060    Liberty Media Corp. (b)..........     22,617
   1,156    Procter & Gamble Co. ............     63,688
                                               ---------
                                                 169,684
                                               ---------
Consumer Services (6.4%):
     399    Apollo Group, Inc., Class A
              (b)............................     32,236
     355    Carnival Corp. ..................     20,447
     216    E.W. Scripps Co., Class A........     10,404
     405    EchoStar Communications Corp.,
              Class A........................     13,451
     383    Education Management Corp. (b)
              (c)............................     12,641
     315    International Game Technology....     10,840
     331    Lamar Advertising Co., Class A
              (b) (c)........................     14,169
     134    P.F. Chang's China Bistro, Inc.
              (b) (c)........................      7,551
     402    Viacom, Inc., Class B............     14,632
                                               ---------
                                                 136,371
                                               ---------
Distribution Services (2.2%):
     384    CDW Corp. .......................     25,458
     568    Sysco Corp. .....................     21,666
                                               ---------
                                                  47,124
                                               ---------
Electronic Technology (19.3%):
     812    Altera Corp. (b).................     16,808
     547    Analog Devices, Inc. ............     20,179
     710    Applied Materials, Inc. (b)......     12,133
   2,648    Cisco Systems, Inc. (b)..........     51,097
   1,277    Corning, Inc. (b)................     15,031
   1,369    Dell, Inc. (b)...................     57,693
     825    EMC Corp. (b)....................     12,269
     137    General Dynamics Corp. ..........     14,291
   1,979    Intel Corp. .....................     46,284
     686    Juniper Networks, Inc. (b).......     18,650
     305    Linear Technology Corp. .........     11,817
     252    Lockheed Martin Corp. ...........     14,012

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
     988    Motorola, Inc. ..................     16,994
     729    PerkinElmer, Inc. ...............     16,400
     820    Qualcomm, Inc. ..................     34,761
     155    Research in Motion Ltd. (b)......     12,767
     875    Symbol Technologies, Inc. .......     15,139
     947    Xerox Corp. (b)..................     16,102
     118    Zebra Technologies Corp., Class A
              (b)............................      6,658
                                               ---------
                                                 409,085
                                               ---------
Energy Minerals (1.5%):
     302    Anadarko Petroleum Corp. ........     19,586
     208    Newfield Exploration Co. (b).....     12,294
                                               ---------
                                                  31,880
                                               ---------
Finance (9.8%):
     131    AMBAC Financial Group, Inc. .....     10,792
     476    American International Group,
              Inc. ..........................     31,236
   1,432    Charles Schwab Corp. ............     17,132
      98    Chicago Mercantile Exchange
              (c)............................     22,481
     288    ChoicePoint, Inc. (b)............     13,250
     121    Countrywide Financial Corp. .....      4,475
     468    Freddie Mac......................     34,476
     105    Legg Mason, Inc. ................      7,700
     473    Morgan Stanley...................     26,260
     478    Providian Financial Corp. (b)....      7,878
     234    The First Marblehead Corp. (b)
              (c)............................     13,157
     442    Willis Group Holdings Ltd. ......     18,177
                                               ---------
                                                 207,014
                                               ---------
Health Services (2.8%):
     481    Laboratory Corp. of America
              Holdings (b)...................     23,968
     410    UnitedHealth Group, Inc. ........     36,087
                                               ---------
                                                  60,055
                                               ---------
Health Technology (19.8%):
     260    Amgen, Inc. (b)..................     16,688
     591    Baxter International, Inc. ......     20,424
     365    Biogen Idec, Inc. (b)............     24,331
     489    Boston Scientific Corp. (b)......     17,375
     517    Cytyc Corp. (b) (c)..............     14,265
     376    Eli Lilly & Co. .................     21,324
     339    Forest Laboratories, Inc. (b)....     15,209
     273    Genentech, Inc. (b)..............     14,878
     326    Gilead Sciences, Inc. (b)........     11,401
     447    Guidant Corp. ...................     32,210
   1,405    Johnson & Johnson................     89,086
     465    MedImmune, Inc. (b)..............     12,611

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 20

ONE GROUP LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Health Technology, continued:
     350    Merck & Co., Inc. ...............     11,234
     200    OSI Pharmaceuticals, Inc. (b)....     14,948
   2,326    Pfizer, Inc. (c).................     62,537
     907    Schering-Plough Corp. ...........     18,930
     357    Sepracor, Inc. (b) (c)...........     21,219
                                               ---------
                                                 418,670
                                               ---------
Industrial Services (1.1%):
     428    Smith International, Inc. (b)....     23,308
                                               ---------
Non-Energy Minerals (0.6%):
     253    United States Steel Corp. (c)....     12,987
                                               ---------
Process Industries (0.6%):
     292    Praxair, Inc. ...................     12,895
                                               ---------
Producer Manufacturing (3.2%):
   1,083    General Electric Co. ............     39,519
     820    Tyco International Ltd. .........     29,303
                                               ---------
                                                  68,822
                                               ---------
Retail Trade (9.7%):
     292    CVS Corp. .......................     13,149
   1,285    Home Depot, Inc. ................     54,922
     273    Kohl's Corp. (b) (c).............     13,438
     418    MSC Industrial Direct Co., Class
              A (c)..........................     15,036
     318    Petsmart, Inc. ..................     11,299
     639    Staples, Inc. ...................     21,527
     612    Target Corp. ....................     31,798
     838    Wal-Mart Stores, Inc. ...........     44,281
                                               ---------
                                                 205,450
                                               ---------
Technology Services (15.0%):
     716    Accenture Ltd. (b)...............     19,340
     469    Affiliated Computer Services,
              Inc., Class A (b) (c)..........     28,200

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Technology Services, continued:
     539    Automatic Data Processing,
              Inc. ..........................     23,891
     263    eBay, Inc. (b)...................     30,561
     147    Getty Images, Inc. (b) (c).......     10,135
      71    Google, Inc., Class A (b) (c)....     13,710
     152    Intuit, Inc. (b).................      6,707
   3,203    Microsoft Corp. .................     85,562
   1,303    Oracle Corp. (b).................     17,883
     383    Red Hat, Inc. (b) (c)............      5,113
     321    SAP AG...........................     14,169
     494    SunGard Data Systems, Inc. (b)...     13,995
       0    Taiwan Semiconductor, ADR........          0
     499    Verisign, Inc. (b)...............     16,737
     875    Yahoo!, Inc. (b) (c).............     32,974
                                               ---------
                                                 318,977
                                               ---------
Transportation (1.3%):
     192    Expeditors International of
              Washington, Inc. ..............     10,718
     208    United Parcel Service, Inc.,
              Class B........................     17,741
                                               ---------
                                                  28,459
                                               ---------
  Total Common Stocks                          2,238,759
                                               ---------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
  SECURITIES LENDING (4.9%):
 103,193    Pool of various securities for
              One Group Equity
              Funds -- footnote 2 (Securities
              Lending).......................    103,193
                                               ---------
  Total Short-Term Securities Held as
  Collateral for   Securities Lending            103,193
                                               ---------
Total (Cost $1,876,992) (a)                    2,341,952
                                               =========

------------
Percentages indicated are based on net assets of $2,121,003.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $478,441
                   Unrealized depreciation......................   (13,481)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $464,960
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

Amounts shown as 0 rounded to less than 1,000.

ADR -- American Depositary Receipt

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

ONE GROUP LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

The following table presents the portfolio investments of the Fund by industry classifications as a percentage of net assets:

                   Industry                                         Percentage
                   --------                                         ----------
                   Commercial Services..........................        1.1%
                   Communications...............................        3.1%
                   Consumer Non-Durables........................        8.0%
                   Consumer Services............................        6.4%
                   Distribution Services........................        2.2%
                   Electronic Technology........................       19.3%
                   Energy Minerals..............................        1.5%
                   Finance......................................        9.8%
                   Health Services..............................        2.8%
                   Health Technology............................       17.8%
                   Industrial Services..........................        1.1%
                   Non-Energy Minerals..........................        0.6%
                   Process Industries...........................        0.6%
                   Producer Manufacturing.......................        3.2%
                   Retail Trade.................................        9.7%
                   Securities held as collateral for Securities
                     Lending....................................        4.9%
                   Technology Services..........................       15.0%
                   Transportation...............................        1.3%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

 22

ONE GROUP LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
 COMMON STOCKS (98.2%):
Commercial Services (0.4%):
    274     Sabre Group Holdings, Inc. (d)...      6,072
                                               ---------
Communications (5.0%):
    582     SBC Communications, Inc. ........     14,990
    756     Sprint Corp. (d).................     18,784
  1,208     Verizon Communications...........     48,933
                                               ---------
                                                  82,707
                                               ---------
Consumer Durables (0.9%):
    164     Lennar Corp. (d).................      9,301
    263     Mattel, Inc. ....................      5,132
                                               ---------
                                                  14,433
                                               ---------
Consumer Non-Durables (8.6%):
    746     Altria Group, Inc. ..............     45,556
    441     Coca-Cola Co. ...................     18,359
    710     Jones Apparel Group, Inc. .......     25,954
    125     Kimberly-Clark Corp. ............      8,213
    226     Kraft Foods, Inc. (d)............      8,037
  3,372     Liberty Media Corp. (b)..........     37,020
                                               ---------
                                                 143,139
                                               ---------
Consumer Services (5.2%):
    214     Cendant Corp. ...................      4,999
    581     Dex Media, Inc. (d)..............     14,494
     98     Gannett Co., Inc. ...............      7,990
    740     McDonald's Corp. ................     23,715
    961     Viacom, Inc., Class B............     34,980
                                               ---------
                                                  86,178
                                               ---------
Electronic Technology (3.7%):
  1,094     Hewlett-Packard Co. .............     22,947
    113     International Business Machines
              Corp. .........................     11,130
    478     Lockheed Martin Corp. ...........     26,562
                                               ---------
                                                  60,639
                                               ---------
Energy Minerals (11.2%):
    208     Anadarko Petroleum Corp. ........     13,448
    606     ChevronTexaco Corp. .............     31,821
    272     ConocoPhillips...................     23,577
  1,843     Exxon Mobil Corp. ...............     94,475
    272     GlobalSantaFe Corp. .............      9,013
    307     Unocal Corp. ....................     13,253
                                               ---------
                                                 185,587
                                               ---------
Finance (33.8%):
    194     AMBAC Financial Group, Inc. .....     15,950
    372     Assurant, Inc. ..................     11,352
  1,329     Bank of America Corp. ...........     62,434
    142     BB&T Corp. (d)...................      5,971
    639     Charles Schwab Corp. ............      7,647

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Finance, continued:
    564     CIT Group, Inc. .................     25,838
  1,689     Citigroup, Inc. .................     81,371
    230     Comerica, Inc. ..................     14,022
    452     Equity Office Properties Trust...     13,154
    174     Fannie Mae.......................     12,362
    457     Freddie Mac......................     33,654
    143     Hartford Financial Services
              Group, Inc. ...................      9,913
    603     MBNA Corp. ......................     16,984
    890     Morgan Stanley...................     49,435
    353     North Fork Bancorp, Inc. ........     10,174
    353     ProLogis.........................     15,274
    355     RenaissanceRe Holdings Ltd. .....     18,488
    168     St. Paul Co., Inc. ..............      6,218
    369     State Street Corp. ..............     18,115
    220     SunTrust Banks, Inc. ............     16,231
    853     U.S. Bancorp.....................     26,713
    462     United Dominion Realty Trust,
              Inc. ..........................     11,458
    354     Wachovia Corp. ..................     18,631
    232     Washington Mutual, Inc. (d)......      9,796
    124     Wells Fargo & Co. ...............      7,688
  1,015     Willis Group Holdings Ltd. ......     41,804
                                               ---------
                                                 560,677
                                               ---------
Health Services (1.8%):
    111     AmerisourceBergen Corp. (d)......      6,502
    143     Hospital Corp. of America (d)....      5,694
    153     WellPoint, Inc. (b)..............     17,555
                                               ---------
                                                  29,751
                                               ---------
Health Technology (2.6%):
    364     Boston Scientific Corp. (b)......     12,926
    116     Eli Lilly & Co. .................      6,583
    405     Merck & Co., Inc. ...............     13,004
    230     Wyeth............................      9,796
                                               ---------
                                                  42,309
                                               ---------
Industrial Services (1.2%):
    347     Rowan Cos., Inc. (b).............      8,990
    369     Waste Management, Inc. ..........     11,045
                                               ---------
                                                  20,035
                                               ---------
Non-Energy Minerals (1.7%):
    575     Alcoa, Inc. .....................     18,076
    183     United States Steel Corp. (d)....      9,389
                                               ---------
                                                  27,465
                                               ---------
Process Industries (2.9%):
    116     Air Products and Chemicals,
              Inc. ..........................      6,707
    226     Dow Chemical Co. ................     11,209

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

ONE GROUP LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Process Industries, continued:
    318     International Paper Co. .........     13,360
    375     Praxair, Inc. ...................     16,569
                                               ---------
                                                  47,845
                                               ---------
Producer Manufacturing (8.2%):
     75     Caterpillar, Inc. ...............      7,353
  2,408     General Electric Co. ............     87,892
    226     Honeywell International, Inc. ...      8,017
    911     Tyco International Ltd. .........     32,541
                                               ---------
                                                 135,803
                                               ---------
Retail Trade (2.1%):
    180     CVS Corp. .......................      8,117
    380     Dollar General Corp. ............      7,899
    315     Federated Department Stores,
              Inc. ..........................     18,192
                                               ---------
                                                  34,208
                                               ---------
Technology Services (2.7%):
    429     Accenture Ltd. (b)...............     11,578
    139     Affiliated Computer Services,
              Inc., Class A (b) (d)..........      8,366
    433     Computer Associates
              International, Inc. (d)........     13,446
    443     Microsoft Corp. .................     11,835
                                               ---------
                                                  45,225
                                               ---------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Transportation (1.0%):
    258     Union Pacific Corp. (d)..........     17,357
                                               ---------
Utilities (5.2%):
    270     Dominion Resources, Inc. ........     18,290
    254     FPL Group, Inc. .................     18,964
    361     Pinnacle West Capital Corp. .....     16,045
    385     PPL Corp. .......................     20,497
    334     Scana Corp. .....................     13,164
                                               ---------
                                                  86,960
                                               ---------
  Total Common Stocks                          1,626,390
                                               ---------
INVESTMENT COMPANIES (2.2%):
 36,797     One Group Prime Money Market
              Fund, Class I (c)..............     36,797
                                               ---------
  Total Investment Companies                      36,797
                                               ---------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
  SECURITIES LENDING (3.2%):
 53,738     Pool of various securities for
              One Group Equity
              Funds -- footnote 2 (Securities
              Lending).......................     53,738
                                               ---------
  Total Short-Term Securities Held as
  Collateral for Securities Lending               53,738
                                               ---------
Total (Cost $1,440,638) (a)                    1,716,925
                                               =========

------------
Percentages indicated are based on net assets of $1,657,054.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $284,349
                   Unrealized depreciation......................    (8,062)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $276,287
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

(d) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

 24

ONE GROUP LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

The following table presents the portfolio investments of the Fund by industry classifications as a percentage of net assets:

                   Industry                                         Percentage
                   --------                                         ----------
                   Commercial Services..........................        0.4%
                   Communications...............................        5.0%
                   Consumer Durables............................        0.9%
                   Consumer Non-Durables........................        8.6%
                   Consumer Services............................        5.2%
                   Electronic Technology........................        3.7%
                   Energy Minerals..............................       11.2%
                   Finance......................................       33.8%
                   Health Services..............................        1.8%
                   Health Technology............................        2.6%
                   Industrial Services..........................        1.2%
                   Money Market Funds...........................        2.2%
                   Non-Energy Minerals..........................        1.7%
                   Process Industries...........................        2.9%
                   Producer Manufacturing.......................        8.2%
                   Retail Trade.................................        2.1%
                   Securities held as collateral for Securities
                     Lending....................................        3.2%
                   Technology Services..........................        2.7%
                   Transportation...............................        1.0%
                   Utilities....................................        5.2%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

ONE GROUP EQUITY INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
 COMMON STOCKS (94.2%):
Communications (3.5%):
     75     BellSouth Corp. ..................    2,084
    175     SBC Communications, Inc. .........    4,510
    260     Verizon Communications, Inc. .....   10,524
                                                -------
                                                 17,118
                                                -------
Consumer Durables (1.1%):
     30     Fortune Brands, Inc. .............    2,308
     79     Furniture Brands International,
              Inc. (d)........................    1,986
     14     Whirlpool Corp. (d)...............      962
                                                -------
                                                  5,256
                                                -------
Consumer Non-Durables (7.3%):
    100     Altria Group, Inc. ...............    6,110
    217     Coca-Cola Co. ....................    9,017
     60     Kimberly-Clark Corp. .............    3,949
    117     Loews Corp. -- Carolina Group
              (d).............................    3,387
     45     Public Storage, Inc. .............    2,509
    219     Regal Entertainment Group, Class A
              (d).............................    4,540
    103     V.F. Corp. .......................    5,704
                                                -------
                                                 35,216
                                                -------
Consumer Services (4.3%):
    220     Alltel Corp. (d)..................   12,921
    199     Cendant Corp. ....................    4,653
     45     Harrah's Entertainment, Inc.
              (d).............................    2,997
                                                -------
                                                 20,571
                                                -------
Electronic Technology (0.7%):
    165     Hewlett-Packard Co. ..............    3,466
                                                -------
Energy Minerals (9.6%):
    100     ChevronTexaco Corp. ..............    5,251
    155     ConocoPhillips....................   13,441
    350     Exxon Mobil Corp. ................   17,941
     75     Royal Dutch Petroleum Co. (d).....    4,304
    120     Valero Energy Corp. ..............    5,448
                                                -------
                                                 46,385
                                                -------
Finance (36.7%):
     80     Allstate Corp. ...................    4,138
     35     Archstone-Smith Trust.............    1,333
    384     Bank of America Corp. ............   18,048
    151     Bank of New York Co., Inc. .......    5,056
     60     Carramerica Realty Corp. .........    1,980
    162     Chubb Corp. ......................   12,457
    430     Citigroup, Inc. ..................   20,712
     95     Compass Bancshares, Inc. .........    4,624
     55     Developers Diversified Realty
              Corp. ..........................    2,440
     91     Fifth Third Bancorp (d)...........    4,312
    138     Freddie Mac.......................   10,163
     50     Hartford Financial Services Group,
              Inc. ...........................    3,466
     44     IPC Holdings Ltd. ................    1,919

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Finance, continued:
     25     M & T Bank Corp. .................    2,696
    129     Marsh & McLennan Cos., Inc. ......    4,238
    225     MBNA Corp. .......................    6,343
    110     Morgan Stanley....................    6,107
    191     North Fork Bancorp, Inc. .........    5,499
    141     Northern Trust Corp. (d)..........    6,840
    131     Old Republic International
              Corp. ..........................    3,319
     44     Prudential Financial, Inc. .......    2,424
    109     Spirit Finance Corp. (b) (d)......    1,376
     61     SunTrust Banks, Inc. .............    4,492
     80     TCF Financial Corp. ..............    2,571
    295     U.S. Bancorp......................    9,249
     30     Vornado Realty Trust (d)..........    2,284
    206     Wachovia Corp. ...................   10,817
    100     Washington Mutual, Inc. (d).......    4,228
    200     Wells Fargo & Co. ................   12,430
     41     Willis Group Holdings Ltd. .......    1,672
                                                -------
                                                177,233
                                                -------
Health Technology (4.5%):
     50     Baxter International, Inc. (d)....    2,823
     86     Johnson & Johnson.................    5,448
    500     Pfizer, Inc. .....................   13,445
                                                -------
                                                 21,716
                                                -------
Non-Energy Minerals (0.5%):
     45     Vulcan Materials Co. .............    2,463
                                                -------
Process Industries (2.7%):
     75     Air Products and Chemicals,
              Inc. ...........................    4,348
    125     Dow Chemical Co. .................    6,188
     36     PPG Industries, Inc. .............    2,461
                                                -------
                                                 12,997
                                                -------
Producer Manufacturing (6.8%):
     19     Caterpillar, Inc. ................    1,853
     36     Emerson Electric Co. .............    2,524
    511     General Electric Co. .............   18,662
     65     Minnesota Mining & Manufacturing
              Co. ............................    5,310
     42     United Technologies Corp. ........    4,382
                                                -------
                                                 32,731
                                                -------
Retail Trade (1.7%):
     51     Limited Brands, Inc. (d)..........    1,182
    146     May Department Stores Co. (d).....    4,295
     61     Sherwin-Williams Co. .............    2,709
                                                -------
                                                  8,186
                                                -------
Technology Services (0.7%):
    120     Microsoft Corp. ..................    3,211
                                                -------

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 26

ONE GROUP EQUITY INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
 Utilities (14.1%):
    234     AGL Resources, Inc. ..............    7,775
    100     American Electric Power Co., Inc.
              (d).............................    3,434
     54     Dominion Resources, Inc. .........    3,651
    131     Entergy Corp. ....................    8,834
    108     Exelon Corp. .....................    4,777
     91     First Energy Corp. ...............    3,603
     64     FPL Group, Inc. ..................    4,814
     50     Keyspan Corp. (d).................    1,973
    102     Kinder Morgan, Inc. ..............    7,430
    358     Northeast Utilities...............    6,748
     85     Pinnacle West Capital Corp. ......    3,775
    117     Scana Corp. ......................    4,594
     61     Sempra Energy.....................    2,241
    137     Wisconsin Energy Corp. ...........    4,625
                                                -------
                                                 68,274
                                                -------
  Total Common Stocks                           454,823
                                                -------
PREFERRED STOCKS (0.5%):
Finance (0.5%):
     40     St. Paul Cos., Inc., 9.00%........    2,646
                                                -------
  Total Preferred Stocks                          2,646
                                                -------
CONVERTIBLE BONDS (1.4%):
Consumer Services (1.4%):
  3,000     Liberty Media Corp., Series A,
              3.25%, 3/15/31 (d)..............    2,944
     40     Tribune Co., 0.00%, 5/15/29.......    3,634
                                                -------
  Total Convertible Bonds                         6,578
                                                -------

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
CONVERTIBLE PREFERRED STOCKS (1.2%):
Communications (0.4%):
     40     Alltel Corp., 7.75%...............    2,116
                                                -------
Process Industries (0.8%):
     65     Temple-Inland, Inc., 7.50%........    3,659
                                                -------
  Total Convertible Preferred Stocks              5,775
                                                -------
INVESTMENT COMPANIES (2.7%):
 12,856     One Group Prime Money Market Fund,
              Class I (c).....................   12,856
                                                -------
  Total Investment Companies                     12,856
                                                -------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
  SECURITIES LENDING (6.6%):
 31,850     Pool of various securities for One
              Group Equity Funds -- footnote 2
              (Securities Lending)............   31,850
                                                -------
  Total Short-Term Securities Held as
  Collateral for   Securities Lending            31,850
                                                -------
Total (Cost $348,721) (a)                       514,528
                                                =======

------------
Percentages indicated are based on net assets of $482,779.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $166,356
                   Unrealized depreciation......................      (549)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $165,807
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

(d) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

ONE GROUP EQUITY INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

The following table presents the portfolio investments of the Fund by industry classifications as a percentage of net assets:

                                     Industry                       Percentage
                                     --------                       ----------
                   Communications...............................        3.9%
                   Consumer Durables............................        1.1%
                   Consumer Non-Durables........................        7.3%
                   Consumer Services............................        5.7%
                   Electronic Technology........................        0.7%
                   Energy Minerals..............................        9.6%
                   Finance......................................       37.2%
                   Health Technology............................        4.5%
                   Money Market Funds...........................        2.7%
                   Non-Energy Minerals..........................        0.5%
                   Process Industries...........................        3.5%
                   Producer Manufacturing.......................        6.8%
                   Retail Trade.................................        1.7%
                   Securities held as collateral for Securities
                     Lending....................................        6.6%
                   Technology Services..........................        0.7%
                   Utilities....................................       14.1%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

 28

ONE GROUP DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
 COMMON STOCKS (99.2%):
Communications (3.4%):
    254     Nextel Communications, Inc.,
              Class A (b)....................      7,632
    693     SBC Communications, Inc. ........     17,858
    221     Sprint Corp. (c).................      5,484
    692     Verizon Communications, Inc.
              (c)............................     28,033
                                               ---------
                                                  59,007
                                               ---------
Consumer Durables (0.7%):
    221     Ford Motor Co. (c)...............      3,231
     85     General Motors Corp. (c).........      3,385
    110     Lennar Corp. (c).................      6,229
                                               ---------
                                                  12,845
                                               ---------
Consumer Non-Durables (7.9%):
    237     Altria Group, Inc. ..............     14,500
    762     Coca-Cola Co. ...................     31,730
    417     Gillette Co. ....................     18,651
    186     Nike, Inc., Class B..............     16,841
    314     PepsiCo, Inc. ...................     16,391
    738     Procter & Gamble Co. ............     40,660
                                               ---------
                                                 138,773
                                               ---------
Consumer Services (7.5%):
    212     Carnival Corp. (c)...............     12,218
    413     E.W. Scripps Co., Class A........     19,935
    159     Gannett Co., Inc. ...............     13,015
    288     Hilton Hotels Corp. .............      6,554
    137     International Game Technology....      4,693
     96     Marriott International, Inc.,
              Class A (c)....................      6,071
    396     McDonald's Corp. ................     12,699
     77     MGM Grand, Inc. (b)..............      5,586
    361     News Corp., Class A..............      6,744
    945     Viacom, Inc., Class B (c)........     34,393
    200     Yum! Brands, Inc. ...............      9,427
                                               ---------
                                                 131,335
                                               ---------
Distribution Services (0.2%):
    119     McKesson Corp. ..................      3,750
                                               ---------
Electronic Technology (10.2%):
    560     Analog Devices, Inc. (c).........     20,690
  1,273     Cisco Systems, Inc. (b)..........     24,570
    755     Corning, Inc. (b)................      8,890
    247     Dell, Inc. (b) (c)...............     10,398
    843     EMC Corp. (b)....................     12,540
    765     Hewlett-Packard Co. .............     16,046
    660     Intel Corp. .....................     15,441
    229     International Business Machines
              Corp. .........................     22,614
     70     Lexmark International, Inc.,
              Class A (b)....................      5,925
    196     Lockheed Martin Corp. (c)........     10,866

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
    554     Motorola, Inc. ..................      9,532
    366     Qualcomm, Inc. ..................     15,502
    166     Xilinx, Inc. ....................      4,925
                                               ---------
                                                 177,939
                                               ---------
Energy Minerals (6.4%):
    102     Anadarko Petroleum Corp. ........      6,604
    331     ChevronTexaco Corp. .............     17,376
    119     ConocoPhillips...................     10,350
    354     Devon Energy Corp. ..............     13,777
  1,021     Exxon Mobil Corp. ...............     52,348
    256     Unocal Corp. ....................     11,069
                                               ---------
                                                 111,524
                                               ---------
Finance (20.9%):
    439     AFLAC, Inc. .....................     17,494
    355     AMBAC Financial Group, Inc.
              (c)............................     29,189
     81     Bank of New York Co., Inc. (c)...      2,717
    729     Charles Schwab Corp. ............      8,718
    369     CIT Group, Inc. .................     16,912
  1,629     Citigroup, Inc. .................     78,496
    244     Countrywide Financial Corp. .....      9,034
    267     Freddie Mac......................     19,699
    744     MBNA Corp. (c)...................     20,964
    941     Morgan Stanley...................     52,239
    285     North Fork Bancorp, Inc. ........      8,229
    489     RenaissanceRe Holdings Ltd. .....     25,446
    235     State Street Corp. ..............     11,553
    466     U.S. Bancorp.....................     14,589
    333     Wells Fargo & Co. ...............     20,684
    706     Willis Group Holdings Ltd. (c)...     29,072
                                               ---------
                                                 365,035
                                               ---------
Health Services (1.0%):
     76     Aetna, Inc. .....................      9,494
     48     Hospital Corp. of America (c)....      1,914
     58     WellPoint, Inc. (b)..............      6,647
                                               ---------
                                                  18,055
                                               ---------
Health Technology (11.5%):
    313     Amgen, Inc. (b) (c)..............     20,095
     70     Bausch & Lomb, Inc. .............      4,512
    338     Baxter International, Inc. ......     11,685
     91     Biogen Idec, Inc. (b) (c)........      6,075
    298     Boston Scientific Corp. (b)......     10,576
    412     Eli Lilly & Co. .................     23,398
    219     Forest Laboratories, Inc. (b)
              (c)............................      9,842
    312     Gilead Sciences, Inc. (b)........     10,917
    155     Guidant Corp. ...................     11,176
    582     Johnson & Johnson (c)............     36,910

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

ONE GROUP DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Health Technology, continued:
    266     Merck & Co., Inc. ...............      8,559
    161     OSI Pharmaceuticals, Inc. (b)
              (c)............................     12,073
    993     Pfizer, Inc. ....................     26,700
    150     Sepracor, Inc. (b) (c)...........      8,906
                                               ---------
                                                 201,424
                                               ---------
Industrial Services (0.7%):
    155     Baker Hughes, Inc. ..............      6,605
    186     Rowan Cos., Inc. (b).............      4,828
                                               ---------
                                                  11,433
                                               ---------
Non-Energy Minerals (0.9%):
    345     Alcoa, Inc. .....................     10,852
    103     United States Steel Corp. (c)....      5,299
                                               ---------
                                                  16,151
                                               ---------
Process Industries (2.0%):
    224     Air Products and Chemicals, Inc.
              (c)............................     12,979
    443     Nalco Holding Co. (b)............      8,642
    296     Praxair, Inc. ...................     13,046
                                               ---------
                                                  34,667
                                               ---------
Producer Manufacturing (9.7%):
    135     Caterpillar, Inc. ...............     13,125
  1,895     General Electric Co. ............     69,167
    126     Johnson Controls, Inc. ..........      7,972
     73     Masco Corp. (c)..................      2,652
    123     Minnesota Mining & Manufacturing
              Co. ...........................     10,075
  1,323     Tyco International Ltd. .........     47,270
    181     United Technologies Corp. .......     18,748
                                               ---------
                                                 169,009
                                               ---------
Retail Trade (6.7%):
    332     Dollar General Corp. ............      6,894
    150     Federated Department Stores,
              Inc. ..........................      8,686
    346     Home Depot, Inc. ................     14,788
    372     Kohl's Corp. (b).................     18,289

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Retail Trade, continued:
    243     Lowe's Cos., Inc. ...............     13,966
    308     Staples, Inc. ...................     10,376
    375     Target Corp. ....................     19,466
    475     Wal-Mart Stores, Inc. ...........     25,113
                                               ---------
                                                 117,578
                                               ---------
Technology Services (5.8%):
    380     Accenture Ltd. (b)...............     10,271
    105     eBay, Inc. (b) (c)...............     12,209
    118     First Data Corp. ................      5,015
  1,705     Microsoft Corp. .................     45,552
  2,005     Oracle Corp. (b).................     27,511
                                               ---------
                                                 100,558
                                               ---------
Transportation (1.4%):
    136     CSX Corp. (c)....................      5,435
    218     United Parcel Service, Inc.,
              Class B........................     18,643
                                               ---------
                                                  24,078
                                               ---------
Utilities (2.3%):
    195     Dominion Resources, Inc. ........     13,230
    128     FPL Group, Inc. (c)..............      9,559
    175     Pinnacle West Capital Corp. .....      7,775
    168     PPL Corp. .......................      8,935
                                               ---------
                                                  39,499
                                               ---------
  Total Common Stocks                          1,732,660
                                               ---------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
  SECURITIES LENDING (2.9%):
 50,492     Pool of various securities for
              One Group Equity
              Funds -- footnote 2 (Securities
              Lending).......................     50,492
                                               ---------
  Total Short-Term Securities Held as
  Collateral for   Securities Lending             50,492
                                               ---------
Total (Cost $1,495,412) (a)                    1,783,152
                                               =========

------------
Percentages indicated are based on net assets of $1,746,448.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $308,943
                   Unrealized depreciation......................   (21,203)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $287,740
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

 30

ONE GROUP DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

The following table presents the portfolio investments of the Fund by industry classifications as a percentage of net assets:

                   Industry                                       Percentage
                   --------                                       ----------
                   Communications...............................      3.4%
                   Consumer Durables............................      0.7%
                   Consumer Non-Durables........................      7.9%
                   Consumer Services............................      7.5%
                   Distribution Services........................      0.2%
                   Electronic Technology........................     10.2%
                   Energy Minerals..............................      6.4%
                   Finance......................................     20.9%
                   Health Services..............................      1.0%
                   Health Technology............................     11.5%
                   Industrial Services..........................      0.7%
                   Non-Energy Minerals..........................      0.9%
                   Process Industries...........................      2.0%
                   Producer Manufacturing.......................      9.7%
                   Retail Trade.................................      6.7%
                   Securities held as collateral for Securities
                     Lending....................................      2.9%
                   Technology Services..........................      5.8%
                   Transportation...............................      1.4%
                   Utilities....................................      2.3%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

ONE GROUP BALANCED FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
 ASSET BACKED SECURITIES (0.8%):
    450     American Express Credit Account
              Master Trust, Series 04-3, Class
              A, 4.35%, 12/15/11..............      457
    500     Citibank Credit Card Issuance
              Trust, Series 03-A5, Class A5,
              2.50%, 4/7/08...................      496
    200     CNH Equipment Trust, Series 03-B,
              Class A4B, 3.38%, 2/15/11.......      199
    170     CS First Boston Mortgage
              Securities Corp., Series 02-HE4,
              Class AF, 5.51%, 8/25/32........      174
    250     Ford Credit Auto Owner Trust,
              Series 04-A, Class A4, 3.54%,
              11/15/08........................      249
    500     Onyx Acceptance Auto Trust, Series
              04-B, Class A3, 3.09%,
              9/15/08.........................      498
    300     WFS Financial Owner Trust, Series
              04-2, Class A3, 2.85%,
              9/20/08.........................      298
    300     WFS Financial Owner Trust, Series
              03-4, Class A4, 3.15%,
              5/20/11.........................      299
                                                -------
  Total Asset Backed Securities                   2,670
                                                -------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.9%):
    377     Countrywide Alternative Loan
              Trust, Series 04-16CB, Class
              2A2, 5.00%, 8/25/19.............      381
    200     First Horizon Mortgage Pass-Thru
              Trust, Series 2004-AR7, Class
              2A1, 4.96%, 2/25/35 *...........      202
    206     MASTR Asset Securitization Trust,
              Series 2003-10, Class 3A7,
              5.00%, 5/25/18..................      209
    200     MBNA Master Credit Card Trust,
              Series 00-I, Class A, 6.90%,
              1/15/08.........................      205
    175     Residential Accredit Loans, Inc.,
              Series 2004-QS8, Class A12,
              5.00%, 6/25/34..................      175
    203     Vendee Mortgage Trust, Series
              03-1, Class B, 5.75%,
              12/15/20........................      206
    288     Wells Fargo Mortgage Backed
              Securities Trust, Series 04-7,
              Class 2A2, 5.00%, 7/25/19.......      291
    350     Wells Fargo Mortgage Backed
              Securities Trust, Series 09-05,
              Class A5, 3.54%, 9/25/34 *......      342

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
    214     WFS Financial Owner Trust, Series
              03-1, Class A3, 2.03%,
              8/20/07.........................      214
    500     WFS Financial Owner Trust, Series
              03-2, Class A4, 2.41%,
              12/20/10........................      492
                                                -------
  Total Collateralized Mortgage Obligations       2,717
                                                -------
COMMON STOCKS (61.1%):
Communications (2.0%):
     32     Nextel Communications, Inc., Class
              A (b)...........................      948
     61     SBC Communications, Inc. .........    1,559
     26     Sprint Corp. .....................      646
     77     Verizon Communications............    3,136
                                                -------
                                                  6,289
                                                -------
Consumer Durables (0.8%):
     40     Ford Motor Co. (e)................      583
     11     General Motors Corp. (e)..........      433
      1     Harley-Davidson, Inc. ............       55
     10     Lennar Corp. (e)..................      538
      7     Mattel, Inc. .....................      136
     20     Smurfit-Stone Container Corp.
              (b).............................      364
      9     Take-Two Interactive Software,
              Inc. (b) (e)....................      310
                                                -------
                                                  2,419
                                                -------
Consumer Non-Durables (5.0%):
     43     Altria Group, Inc. ...............    2,646
     13     Anheuser-Busch Co., Inc. .........      639
     83     Coca-Cola Co. ....................    3,472
     32     Gillette Co. .....................    1,446
     17     Jones Apparel Group, Inc. ........      629
     14     Nike, Inc., Class B...............    1,306
     29     PepsiCo, Inc. ....................    1,535
     74     Procter & Gamble Co. .............    4,081
                                                -------
                                                 15,754
                                                -------
Consumer Services (4.4%):
     20     Carnival Corp. ...................    1,147
     25     E.W. Scripps Co., Class A.........    1,183
      9     EchoStar Communications Corp.,
              Class A.........................      302
     26     Fox Entertainment Group, Inc.
              (b).............................      816
     21     Gannett Co., Inc. ................    1,691
     29     Hilton Hotels Corp. ..............      650
     24     International Game Technology.....      811
     13     Marriott International, Inc.,
              Class A.........................      844
     45     McDonald's Corp. .................    1,427
      3     MGM Grand, Inc. (b) (e)...........      218
     12     News Corp., Class A...............      226

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 32

ONE GROUP BALANCED FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
      1     Starwood Hotels & Resorts
              Worldwide, Inc. (e).............       82
     25     Time Warner, Inc. (b).............      492
     89     Viacom, Inc., Class B.............    3,246
      4     Walt Disney Co. ..................      100
     16     Yum! Brands, Inc. ................      774
                                                -------
                                                 14,009
                                                -------
Distribution Services (0.2%):
     11     McKesson Corp. ...................      343
     10     Sysco Corp. ......................      397
                                                -------
                                                    740
                                                -------
Electronic Technology (6.5%):
     19     Altera Corp. (b)..................      389
     39     Analog Devices, Inc. .............    1,447
     12     Broadcom Corp., Class A (b).......      397
    129     Cisco Systems, Inc. (b)...........    2,492
     77     Corning, Inc. (b).................      910
     44     Dell, Inc. (b)....................    1,863
     62     EMC Corp. (b).....................      925
      2     Freescale Semiconductor, Inc.
              (b).............................       40
     67     Hewlett-Packard Co. ..............    1,403
     78     Intel Corp. ......................    1,824
     27     International Business Machines
              Corp. ..........................    2,671
      8     Intersil Corp., Class A...........      137
      7     Juniper Networks, Inc. (b) (e)....      188
      8     Lexmark International, Inc., Class
              A (b)...........................      672
      5     Linear Technology Corp. ..........      202
     16     Lockheed Martin Corp. ............      883
     56     Motorola, Inc. ...................      965
      4     NCR Corp. (b).....................      242
     10     Northrop Grumman Corp. ...........      533
     44     Qualcomm, Inc. ...................    1,874
     13     Xilinx, Inc. .....................      391
                                                -------
                                                 20,448
                                                -------
Energy Minerals (4.0%):
     10     Anadarko Petroleum Corp. .........      661
     34     ChevronTexaco Corp. ..............    1,759
     19     ConocoPhillips....................    1,685
     24     Devon Energy Corp. ...............      916
    121     Exxon Mobil Corp. ................    6,213
      1     Murphy Oil Corp. .................       48
     16     Unocal Corp. .....................      700
     14     Valero Energy Corp. ..............      636
                                                -------
                                                 12,618
                                                -------
Finance (12.6%):
     32     AFLAC, Inc. ......................    1,287

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Finance, continued:
     28     AMBAC Financial Group, Inc. ......    2,308
     12     American International Group,
              Inc. ...........................      795
      3     Assurant, Inc. ...................       82
     36     Bank of America Corp. ............    1,682
      3     Bank of New York Co., Inc. .......       90
      1     Capital One Financial Corp. ......       67
    112     Charles Schwab Corp. .............    1,344
     27     CIT Group, Inc. ..................    1,242
    147     Citigroup, Inc. ..................    7,069
     35     Countrywide Financial Corp. ......    1,295
     12     Equity Office Properties Trust
              (e).............................      352
      5     Fannie Mae........................      377
      5     First Horizon National Corp. .....      194
     21     Freddie Mac.......................    1,518
     13     Genworth Financial, Inc., Class
              A...............................      362
      8     Goldman Sachs Group, Inc. ........      853
     15     Hartford Financial Services Group,
              Inc. (e)........................    1,040
      4     KeyCorp...........................      132
      2     Kimco Realty Corp. (e)............      122
      3     Mack Cali Realty Corp. (e)........      157
      2     Marshall & Ilsley Corp. ..........       71
      9     MBIA, Inc. .......................      563
     78     MBNA Corp. .......................    2,188
     16     Mellon Financial Corp. ...........      501
      5     MetLife, Inc. ....................      203
     71     Morgan Stanley....................    3,947
     36     North Fork Bancorp, Inc. .........    1,046
     16     RenaissanceRe Holdings............      849
      9     St. Paul Co., Inc. ...............      348
     23     State Street Corp. (e)............    1,110
      4     TCF Financial Corp. ..............      138
     29     U.S. Bancorp (e)..................      896
      8     W.R. Berkley Corp. ...............      354
     13     Wachovia Corp. ...................      679
     21     Washington Mutual, Inc. ..........      896
     41     Wells Fargo & Co. ................    2,548
     24     Willis Group Holdings Ltd. .......      972
      4     Zions Bancorp.....................      272
                                                -------
                                                 39,949
                                                -------
Health Services (1.1%):
     11     Aetna, Inc. (e)...................    1,322
     13     Hospital Corp. of America.........      500
      1     UnitedHealth Group, Inc. .........       44
     13     WellPoint, Inc. (b)...............    1,506
                                                -------
                                                  3,372
                                                -------

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

ONE GROUP BALANCED FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
 Health Technology (6.5%):
     29     Amgen, Inc. (b)...................    1,873
      2     Bausch & Lomb, Inc. ..............      148
     16     Baxter International, Inc. .......      539
      3     Biogen Idec, Inc. (b).............      200
     36     Boston Scientific Corp. (b).......    1,273
     41     Eli Lilly & Co. ..................    2,298
     31     Forest Laboratories, Inc. (b).....    1,404
     23     Gilead Sciences, Inc. (b).........      808
     19     Guidant Corp. (e).................    1,363
     50     Johnson & Johnson.................    3,197
     11     Medicis Pharmaceuticals, Inc.,
              Class A (e).....................      369
     34     Merck & Co., Inc. (e).............    1,102
     12     OSI Pharmaceuticals, Inc. (b).....      861
    117     Pfizer, Inc. .....................    3,143
     19     Schering-Plough Corp. (e).........      393
     13     Sepracor, Inc. (b) (e)............      784
      7     Watson Pharmaceuticals, Inc.
              (b).............................      233
     18     Wyeth.............................      779
                                                -------
                                                 20,767
                                                -------
Industrial Services (0.4%):
     13     Baker Hughes, Inc. ...............      541
      5     Cooper Cameron Corp. (b)..........      291
     11     Rowan Cos., Inc. (b)..............      285
                                                -------
                                                  1,117
                                                -------
Non-Energy Minerals (0.5%):
     33     Alcoa, Inc. ......................    1,024
     10     United States Steel Corp. ........      497
                                                -------
                                                  1,521
                                                -------
Process Industries (1.3%):
     21     Air Products and Chemicals, Inc.
              (e).............................    1,223
      8     Dow Chemical Co. .................      401
      2     International Paper Co. (e).......       84
     34     Nalco Holding Co. (b).............      671
     28     Praxair, Inc. ....................    1,224
      3     Rohm & Haas Co. ..................      128
      4     Temple-Inland, Inc. ..............      246
                                                -------
                                                  3,977
                                                -------
Producer Manufacturing (5.9%):
     11     Caterpillar, Inc. ................    1,043
      9     Deere & Co. ......................      699
      5     Eaton Corp. ......................      340
    205     General Electric Co. .............    7,469
      2     ITT Industries, Inc. .............      135
     17     Johnson Controls, Inc. ...........    1,091
      1     Lear Corp. .......................       37

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Producer Manufacturing, continued:
      6     Masco Corp. ......................      223
     15     Minnesota Mining & Manufacturing
              Co. ............................    1,198
      5     SPX Corp. (e).....................      208
     98     Tyco International Ltd. ..........    3,501
     24     United Technologies Corp. ........    2,511
                                                -------
                                                 18,455
                                                -------
Retail Trade (3.8%):
      5     Bed Bath & Beyond, Inc. (b).......      187
      6     CVS Corp. ........................      261
     21     Dollar General Corp. .............      430
     11     Federated Department Stores,
              Inc. ...........................      618
     50     Home Depot, Inc. .................    2,120
     29     Kohl's Corp. (b)..................    1,441
     25     Lowe's Cos., Inc. ................    1,411
     23     Staples, Inc. ....................      779
     36     Target Corp. .....................    1,880
     55     Wal-Mart Stores, Inc. ............    2,884
                                                -------
                                                 12,011
                                                -------
Technology Services (3.6%):
     13     Accenture Ltd. (b)................      343
      5     Affiliated Computer Services,
              Inc., Class A (b)...............      295
      9     Computer Sciences Corp. (b).......      496
     12     eBay, Inc. (b) (e)................    1,360
     16     First Data Corp. (e)..............      676
    213     Microsoft Corp. ..................    5,690
    190     Oracle Corp. (b)..................    2,605
                                                -------
                                                 11,465
                                                -------
Transportation (0.8%):
     23     CSX Corp. (e).....................      910
     18     United Parcel Service, Inc., Class
              B...............................    1,495
                                                -------
                                                  2,405
                                                -------
Utilities (1.7%):
     19     Dominion Resources, Inc. .........    1,294
      9     Edison International, Inc. .......      272
     12     FPL Group, Inc. ..................      875
      8     Northeast Utilities...............      141
      8     PG&E Corp. (b) (e)................      263
     25     Pinnacle West Capital Corp. ......    1,119
     13     PPL Corp. ........................      698
     34     XCEL Energy, Inc. (e).............      619
                                                -------
                                                  5,281
                                                -------
  Total Common Stocks                           192,597
                                                -------

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 34

ONE GROUP BALANCED FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
 CORPORATE BONDS (13.4%):
Consumer Durables (0.6%):
    700     DaimlerChrysler NA Holdings Corp.,
              7.20%, 9/1/09 (e)...............      779
  1,000     General Motors Corp., 7.20%,
              1/15/11 (e).....................    1,026
    120     Hanson Australia Funding, 5.25%,
              3/15/13.........................      122
                                                -------
                                                  1,927
                                                -------
Consumer Services (0.9%):
    350     Allstate Corp., 6.13%, 2/15/12....      383
    120     Coca-Cola Enterprises, 6.13%,
              8/15/11.........................      132
    300     Comcast Cable Communications,
              8.38%, 5/1/07...................      332
    225     Comcast Cable Communications,
              6.88%, 6/15/09..................      250
    100     Cox Communications, Inc., 7.75%,
              11/1/10.........................      115
    120     PHH Corp., 7.13%, 3/1/13..........      134
    100     Thomson Corp., 4.25%, 8/15/09.....      100
  1,050     Time Warner, Inc., 9.13%,
              1/15/13.........................    1,349
                                                -------
                                                  2,795
                                                -------
Energy Minerals (0.5%):
  1,250     Occidental Petroleum Corp., 9.25%,
              8/1/19..........................    1,721
                                                -------
Finance (7.1%):
    100     ACE INA Holdings, Inc., 5.88%,
              6/15/14.........................      102
    250     American Express Credit Corp.,
              3.00%, 5/16/08..................      244
    130     American General Finance Corp.,
              4.63%, 5/15/09 (e) *............      132
    240     American General Finance Corp.,
              4.00%, 3/15/11 (e)..............      233
    150     American International Group,
              Inc., 2.88%, 5/15/08............      145
    800     Bank of America Corp., 7.80%,
              2/15/10 (e).....................      930
    200     Bear Stearns Co., Inc., 4.50%,
              10/28/10........................      202
    150     Branch Banking & Trust, 4.88%,
              1/15/13.........................      151
  1,000     Capital One Auto Finance Trust,
              3.44%, 6/15/09..................    1,002
    400     Capital One Bank Co., 6.88%,
              2/1/06..........................      415
    450     CIT Group, Inc., 4.13%,
              2/21/06 (e).....................      455

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
CORPORATE BONDS, CONTINUED:
Finance, continued:
    400     Citigroup, Inc., 3.50%, 2/1/08....      398
    944     Citigroup, Inc., 5.00%, 9/15/14,
              (d).............................      949
    300     Conoco Funding Corp., 6.35%,
              10/15/11........................      335
    600     Countrywide Home Loan, Inc.,
              4.00%, 3/22/11..................      583
  1,600     Credit Suisse First Boston USA,
              Inc., 6.50%, 1/15/12............    1,781
    250     Dow Capital BV, 8.50%, 6/8/10,
              Putable 6/8/05 @ 100............      292
    440     Fleet Financial Group, 7.38%,
              12/1/09.........................      503
  1,800     Ford Motor Credit Co., 7.38%,
              2/1/11..........................    1,940
    500     General Electric Capital Corp.,
              8.63%, 6/15/08..................      575
    100     General Electric Capital Corp.,
              3.13%, 4/1/09 (e)...............       97
    550     General Electric Capital Corp.,
              5.88%, 2/15/12..................      595
    350     GMAC, 7.25%, 3/2/11...............      366
    600     Goldman Sachs Group, Inc., 7.20%,
              3/1/07 (d)......................      643
    375     Goldman Sachs Group, Inc., 4.75%,
              7/15/13.........................      371
  1,250     Household Finance Corp., 8.00%,
              7/15/10.........................    1,471
    300     John Deere Capital Corp., 3.63%,
              5/25/07.........................      300
    300     KeyCorp, 4.70%, 5/21/09...........      307
    450     Lehman Brothers Holdings, Inc.,
              6.63%, 1/18/12..................      503
    340     Marshall & Ilsley Corp., 4.38%,
              8/1/09..........................      343
    250     Merrill Lynch & Co., 3.13%,
              7/15/08.........................      244
    350     Merrill Lynch & Co., 4.13%,
              1/15/09 (e).....................      352
  1,300     Morgan Stanley Dean Witter & Co.,
              6.75%, 4/15/11..................    1,458
    750     National Rural Utilities, 6.00%,
              5/15/06.........................      777
    250     News America, Inc., 6.75%,
              1/9/38..........................      281
    600     Nynex Capital Funding, 8.23%,
              10/15/09........................      690
    100     Popular North America, Inc.,
              4.25%, 4/1/08...................      101
    150     Principal Life, Inc., 3.20%,
              4/1/09..........................      145

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

ONE GROUP BALANCED FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
CORPORATE BONDS, CONTINUED:
Finance, continued:
     60     Protective Life Secured Trust,
              4.00%, 10/7/09..................       60
    150     Protective Life Secured Trust,
              4.00%, 4/1/11...................      146
     50     Unionbancal Corp., 5.25%,
              12/16/13........................       51
    750     Wachovia Corp., 3.63%, 2/17/09....      741
    100     Washington Mutual, Inc., 4.20%,
              1/15/10.........................      100
    250     Washington Mutual, Inc., 4.63%,
              4/1/14 (e)......................      239
    300     Wells Fargo & Co., 3.13%,
              4/1/09..........................      291
    300     Wells Fargo & Co., 6.38%,
              8/1/11..........................      332
                                                -------
                                                 22,371
                                                -------
Foreign Banks (0.0%):
    100     Royal Bank of Canada, 3.88%,
              5/4/09..........................       99
                                                -------
Governments (Foreign) (0.1%):
    200     United Mexican States, 4.63%,
              10/8/08.........................      202
     90     United Mexican States, 6.38%,
              1/16/13 *.......................       96
                                                -------
                                                    298
                                                -------
Producer Manufacturing (0.0%):
    150     Pitney Bowes, Inc., 3.88%,
              6/15/13.........................      142
                                                -------
Retail Trade (0.6%):
    800     Albertson's, Inc., 6.95%,
              8/1/09..........................      884
    700     Kroger Co., 8.05%, 2/1/10.........      819
    200     Wal-Mart Stores, 4.13%, 2/15/11...      201
                                                -------
                                                  1,904
                                                -------
Technology Services (0.1%):
    170     IBM Corp., 4.38%, 6/1/09..........      173
                                                -------
Telecommunications (0.6%):
    100     AT&T Broadband Corp., 8.38%,
              3/15/13.........................      123
    150     AT&T Wireless Services, Inc.,
              7.88%, 3/1/11...................      177
    250     Bellsouth Corp., 6.00%,
              10/15/11........................      272
    180     British Telecom, 8.38%,
              12/15/10........................      216
    140     Deutsche Telekom, 8.50%,
              6/15/10.........................      167
     60     France Telecom, 8.50%, 3/1/11.....       72
    250     SBC Communications, Inc., 5.88%,
              2/1/12..........................      269

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
CORPORATE BONDS, CONTINUED:
Telecommunications, continued:
    350     Sprint Capital Corp., 6.00%,
              1/15/07.........................      367
    175     Sprint Capital Corp., 7.63%,
              1/30/11.........................      203
                                                -------
                                                  1,866
                                                -------
Transportation (0.7%):
    130     Continental Airlines, Inc., 7.06%,
              3/15/11.........................      134
    350     Norfolk Southern Corp., 7.05%,
              5/1/37..........................      409
  1,000     Union Pacific Corp., 6.65%,
              1/15/11.........................    1,118
    491     United Airlines, Inc., 7.19%,
              4/1/11..........................      446
                                                -------
                                                  2,107
                                                -------
Utilities (2.2%):
    545     American Electric Power Co., Inc.,
              6.13%, 5/15/06..................      565
    100     Carolina Power and Light, 5.13%,
              9/15/13.........................      102
    375     Columbia Gas System, 6.80%,
              11/28/05........................      387
     55     Consolidated Edison, Inc., 4.70%,
              6/15/09.........................       57
    200     Constellation Energy Group, 6.35%,
              4/1/07..........................      211
    350     Dominion Resources, Inc., 6.25%,
              6/30/12 (e).....................      382
    400     DTE Energy Co., 6.65%, 4/15/09....      437
    500     Duke Energy Corp., 6.25%,
              1/15/12.........................      545
  1,100     Exelon Corp., 6.75%, 5/1/11.......    1,230
  2,500     Hydro Quebec, 6.52%, 2/23/06......    2,594
    235     PSEG Power LLC, 7.75%,
              4/15/11 (e).....................      274
     70     Sempra Energy, 4.75%, 5/15/09 *...       71
                                                -------
                                                  6,855
                                                -------
  Total Corporate Bonds                          42,258
                                                -------
U.S. GOVERNMENT AGENCY SECURITIES (0.9%):
Fannie Mae (0.9%):
    300     7.25%, 1/15/10 (e)................      345
  1,000     7.13%, 6/15/10 (e)................    1,149
  1,350     5.38%, 11/15/11 (e)...............    1,438
                                                -------
  Total U.S. Government Agency Securities         2,932
                                                -------
U.S. GOVERNMENT AGENCY MORTGAGES (11.7%):
Fannie Mae (4.2%):
     17     8.15%, 4/25/06, Series 91-37,
              Class H.........................       17
  1,020     6.94%, 12/1/06, Pool #73798.......    1,066
     28     7.00%, 9/1/07, Pool #185265.......       29

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 36

ONE GROUP BALANCED FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
    820     6.79%, 11/1/07, Pool #313832......      868
  1,204     6.53%, 12/1/07, Pool #375568......    1,277
    335     6.25%, 7/25/08, Series 93-135,
              Class PG........................      344
    242     8.30%, 10/25/08, Series 93-197,
              Class SC, IF*...................      252
    130     7.50%, 8/1/09, Pool #292020.......      138
     83     6.50%, 5/1/11, Pool #337195.......       88
  1,200     7.00%, 7/18/12, Series 97-42,
              Class PG........................    1,293
    302     6.50%, 4/1/13, Pool #414513.......      321
    169     7.00%, 6/1/13, Pool #427488.......      180
    463     6.50%, 6/25/13, Series 94-1, Class
              K...............................      470
    309     6.00%, 1/1/14, Pool #440777.......      325
    300     4.50%, 2/25/17, Series 03-86,
              Class PX........................      302
    500     5.50%, 4/25/17, Series 02-18,
              Class PC........................      524
    500     6.00%, 4/25/17, Series 02-24,
              Class AJ........................      525
    300     6.00%, 4/25/17, Series 02-19,
              Class PE........................      315
    171     8.50%, 11/1/18, Pool #313280......      189
     53     8.50%, 1/25/20, Series 90-7, Class
              B...............................       57
  1,000     6.00%, 2/25/20, Series 02-7, Class
              QM..............................    1,017
     27     9.50%, 4/25/20, Series 90-35,
              Class E.........................       29
     57     7.00%, 7/25/20, Series 90-76,
              Class G.........................       60
    172     8.50%, 9/25/20, Series 90-106,
              Class J.........................      187
     30     8.00%, 7/25/21, Series 91-73,
              Class A.........................       32
    262     7.50%, 7/25/22, Series G92-35,
              Class E.........................      277
    190     7.50%, 10/25/22, Series 92-195,
              Class C.........................      202
    191     8.00%, 11/1/22, Pool #124555......      208
    300     5.00%, 6/25/23, Series 03-55,
              Class CD........................      297
    550     5.00%, 6/25/23, Series 03-83,
              Class PG........................      551
     28     8.00%, 6/1/24, Pool #270402.......       30
     20     8.00%, 6/1/24, Pool #250085.......       22
     66     9.00%, 8/1/24, Pool #250114.......       73
     11     7.00%, 7/1/25, Pool #317252.......       11
     51     6.50%, 2/1/26, Pool #337115.......       54

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
     60     7.00%, 3/1/26, Pool #365488.......       64
     77     7.00%, 5/1/26, Pool #346269.......       82
     24     7.50%, 5/1/26, Pool #344916.......       25
     52     7.50%, 11/1/26, Pool #363626......       56
    274     6.50%, 12/25/28, Series 98-66,
              Class B.........................      292
    650     5.75%, 6/25/33, Series 03-47,
              Class PE........................      658
    538     5.50%, 12/1/33, Pool #725017......      547
                                                -------
                                                 13,354
                                                -------
Freddie Mac (6.6%):
      0     9.00%, 5/1/06, Pool #B0-0282......        0
     14     8.00%, 3/1/08, Pool #E45796.......       15
    500     6.00%, 3/15/09, Series 1708, Class
              E...............................      517
     21     9.00%, 8/1/09, Pool #279063.......       22
    150     8.00%, 10/1/10, Pool #G10518......      157
     55     7.00%, 1/1/12, Pool #E66116.......       58
    211     5.00%, 7/15/12, Series 2567, Class
              JM..............................      212
    113     6.50%, 3/1/13, Pool #E69466.......      120
     91     6.50%, 6/1/13, Pool #E00552.......       97
     91     7.00%, 6/1/13, Pool #E00554.......       96
    879     6.00%, 1/15/14, Series 2115, Class
              PE..............................      914
    400     6.00%, 4/1/14, Pool #E76469.......      420
    500     5.00%, 7/15/14, Series 2557, Class
              WJ..............................      512
    184     7.00%, 12/1/14, Pool #P60089......      195
  1,170     5.50%, 3/15/15, Series 2368, Class
              OE..............................    1,186
    293     5.00%, 1/15/16, Series 2501, Class
              AG..............................      295
    152     7.00%, 3/1/16, Pool #P60090.......      162
    350     5.50%, 12/15/16, Series 2391,
              Class QR........................      365
  1,000     6.00%, 12/15/16, Series 2394,
              Class MC........................    1,048
  1,000     6.00%, 1/15/17, Series 2405, Class
              JF..............................    1,049
    743     6.00%, 3/15/17, Series 2425, Class
              OB..............................      773
    362     4.00%, 5/15/18, Series 2643, Class
              KG..............................      364
    748     4.00%, 8/1/18, Pool #E01424.......      733
    500     5.00%, 9/15/18, Series 2701, Class
              OD..............................      510
  1,000     6.00%, 8/15/19, Series 2388, Class
              AD..............................    1,050

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

ONE GROUP BALANCED FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
     34     6.00%, 1/15/20, Series 2423, Class
              KA..............................       34
     85     8.00%, 6/15/20, Series 50, Class
              I...............................       86
     39     8.50%, 6/15/21, Series 1087, Class
              I...............................       40
     38     6.00%, 9/15/21, Series 1136, Class
              H *.............................       37
    202     8.00%, 4/15/22, Series 1254, Class
              N...............................      204
    289     6.50%, 11/1/22, Pool #G30234......      305
    181     7.15%, 1/15/23, Pool #1517-I......      182
    134     6.50%, 2/15/23, Series 1611, Class
              IA..............................      135
    215     6.50%, 5/25/23, Series 32, Class
              PK..............................      216
    500     6.50%, 11/15/23, Series 1617,
              Class PM........................      531
    293     5.00%, 2/15/24, Series 2756, Class
              NA..............................      297
    600     8.00%, 4/15/24, Series 1710, Class
              GH..............................      652
    426     8.00%, 4/25/24, Series 31, Class
              Z...............................      478
     34     8.00%, 4/1/25, Pool #C00401.......       37
     53     8.00%, 5/1/25, Pool #C80313.......       57
     16     6.50%, 2/1/26, Pool #D68616.......       16
     94     6.50%, 2/1/26, Pool #D68124.......       98
     29     7.00%, 2/1/26, Pool #D69343.......       30
    588     7.00%, 4/15/26, Series 1843, Class
              Z...............................      619
     47     7.50%, 5/1/26, Pool #C00460.......       51
     35     8.50%, 7/1/26, Pool #C00472.......       39
    400     5.00%, 5/15/27, Series 2764, Class
              UC..............................      408
     36     7.50%, 8/1/27, Pool #C00542.......       39
    209     6.00%, 10/15/27, Series 2097,
              Class PX........................      211
    337     6.00%, 1/15/28, Series 2136, Class
              PE..............................      341
    240     6.50%, 10/15/28, Series 2438,
              Class NC........................      241
  1,592     8.00%, 11/15/28, Series 2097,
              Class PD........................    1,892
    213     6.50%, 7/15/30, Series 2388, Class
              BE..............................      214
     59     6.50%, 9/15/30, Series 2316, Class
              PB..............................       60
    128     6.50%, 1/15/31, Series 2456, Class
              CH..............................      130
    500     6.50%, 5/15/32, Series 2455, Class
              GK..............................      528

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
    300     6.50%, 6/15/32, Series 2457, Class
              PE..............................      310
    760     6.50%, 7/15/32, Series 02-31,
              Class JZ........................      801
    660     6.50%, 2/25/43, Series T-54, Class
              2A..............................      692
                                                -------
                                                 20,881
                                                -------
Government National Mortgage Assoc. (0.9%):
      5     7.50%, 8/15/07, Pool #329613......        5
     47     6.50%, 7/15/08, Pool #349693......       50
    283     7.00%, 7/15/08, Pool #348872......      297
     33     7.00%, 7/15/08, Pool #326444......       35
      7     6.50%, 3/15/09, Pool #367398......        8
    124     6.50%, 5/15/09, Pool #366779......      131
     89     5.50%, 4/20/11, Pool #2222........       93
      3     13.50%, 5/15/11, Pool #047241.....        4
    421     6.50%, 9/15/13, Pool #468228......      450
      7     12.00%, 3/15/14, Pool #109220.....        8
      1     13.50%, 9/15/14, Pool #119582.....        1
      2     8.00%, 4/15/17, Pool #192100......        3
      9     10.00%, 7/15/18, Pool #248404.....       10
    145     8.50%, 6/15/22, Pool #323423......      160
    103     8.50%, 12/15/22, Pool #780708.....      114
     14     6.50%, 1/15/24, Pool #376656......       15
     54     7.00%, 4/15/24, Pool #355120......       57
     19     8.00%, 4/15/24, Pool #376038......       21
     16     8.00%, 8/15/24, Pool #394024......       17
     54     7.50%, 6/15/25, Pool #401860......       58
    119     7.00%, 8/15/25, Pool #413007......      127
    230     8.50%, 9/20/25, Pool #412336......      252
    188     6.50%, 4/15/26, Pool #424185......      198
     85     6.50%, 4/15/26, Pool #416192......       89
    118     7.00%, 5/15/26, Pool #375344......      125
     33     7.50%, 5/15/26, Pool #375345......       35
     65     7.50%, 5/15/26, Pool #408313......       69
     22     8.00%, 5/15/26, Pool #426783......       24
     13     8.50%, 1/15/27, Pool #432266......       14
     64     8.00%, 9/15/27, Pool #451932......       69
     90     6.50%, 3/15/28, Pool #430634......       95
     80     8.00%, 7/20/28, Pool #2619........       86
                                                -------
                                                  2,720
                                                -------
  Total U.S. Government Agency Mortgages         36,955
                                                -------
U.S. TREASURY OBLIGATIONS (8.5%):
U.S. Treasury Bonds (2.8%):
  4,000     10.38%, 11/15/12 (e)..............    4,769

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 38

ONE GROUP BALANCED FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Bonds, continued:
  3,200     7.25%, 5/15/16 (e)................    4,006
                                                -------
                                                  8,775
                                                -------
U.S. Treasury Inflation Protected Bonds (0.5%):
  1,397     3.88%, 1/15/09....................    1,566
                                                -------
U.S. Treasury Notes (3.0%):
  5,000     6.50%, 8/15/05 (e)................    5,122
  2,000     6.50%, 2/15/10....................    2,264
  2,024     5.75%, 8/15/10 (e)................    2,228
                                                -------
                                                  9,614
                                                -------
U.S. Treasury STRIPS (2.2%):
  8,350     5/15/15 (e).......................    5,253
  2,650     8/15/15 (e).......................    1,644
                                                -------
                                                  6,897
                                                -------

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury STRIPS, continued:
  Total U.S. Treasury Obligations                26,852
                                                -------
INVESTMENT COMPANIES (2.5%):
  7,817     One Group Prime Money Market Fund,
              Class I (c).....................    7,817
                                                -------
  Total Investment Companies                      7,817
                                                -------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (9.9%):
 31,147     Pool of various securities for One
              Group Equity Funds -- footnote 2
              (Securities Lending)............   31,147
                                                -------
  Total Short-Term Securities Held as
  Collateral for   Securities Lending            31,147
                                                -------
Total (Cost $306,148) (a)                       345,945
                                                =======

------------
Percentages indicated are based on net assets of $315,445.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $42,094
                   Unrealized depreciation......................   (2,297)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $39,797
                                                                  =======

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

* The interest rate for this variable rate bond, which will change periodically, is based upon prime rates or an index of market rates.

The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2004.

Amounts shown as 0 rounded to less than 1,000.

Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

ONE GROUP BALANCED FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

The following table presents the portfolio investments of the Fund by industry classifications as a percentage of net assets:

                   INDUSTRY                                       PERCENTAGE
                   --------                                       ----------
                   Asset Backed Securities......................      0.8%
                   Communications...............................      2.0%
                   Consumer Durables............................      1.4%
                   Consumer Non-Durables........................      5.0%
                   Consumer Services............................      5.3%
                   Collateralized Mortgage Obligations..........      0.9%
                   Distribution Services........................      0.2%
                   Electronic Technology........................      6.5%
                   Energy Minerals..............................      4.5%
                   Finance......................................     19.7%
                   Foreign Governments..........................      0.1%
                   Health Services..............................      1.1%
                   Health Technology............................      6.5%
                   Industrial Services..........................      0.4%
                   Money Market Funds...........................      2.5%
                   Non-Energy Minerals..........................      0.5%
                   Process Industries...........................      1.3%
                   Producer Manufacturing.......................      5.9%
                   Retail Trade.................................      4.4%
                   Securities held as collateral for Securities
                     Lending....................................      9.9%
                   Technology Services..........................      3.7%
                   Telecommunications...........................      0.6%
                   Transportation...............................      1.5%
                   U.S. Government Agency Securities............      0.9%
                   U.S. Government Agency Mortgages.............     11.7%
                   U.S. Treasury Obligations....................      8.5%
                   Utilities....................................      3.9%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

 40

ONE GROUP EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
 COMMON STOCKS (98.4%):
Commercial Services (0.6%):
     29     Equifax, Inc. ...................        806
     40     McGraw-Hill Cos., Inc. ..........      3,698
     25     Monster Worldwide, Inc. (b)......        852
     31     Moody's Corp. ...................      2,728
     40     Omnicom Group, Inc. .............      3,343
     47     R.R. Donnelley & Sons Co. .......      1,647
     37     Robert Half International,
              Inc. ..........................      1,086
     29     Sabre Group Holdings, Inc. ......        638
                                               ---------
                                                  14,798
                                               ---------
Communications (2.9%):
    389     BellSouth Corp. .................     10,821
     71     Citizens Communications Co. .....        984
    236     Nextel Communications, Inc.,
              Class A (b)....................      7,087
    386     Qwest Communications
              International, Inc. (b)........      1,714
    705     SBC Communications, Inc. ........     18,161
    313     Sprint Corp. ....................      7,770
    589     Verizon Communications...........     23,842
                                               ---------
                                                  70,379
                                               ---------
Consumer Durables (1.4%):
     17     Black & Decker Corp. ............      1,519
     20     Brunswick Corp. .................      1,012
     26     Centex Corp. ....................      1,576
     16     Cooper Tire & Rubber Co. ........        343
     61     Eastman Kodak Co. ...............      1,966
    389     Ford Motor Co. ..................      5,694
     31     Fortune Brands, Inc. ............      2,364
    120     General Motors Corp. ............      4,809
     37     Goodyear Tire & Rubber Co. (b)...        546
     62     Harley-Davidson, Inc. ...........      3,793
     38     Hasbro, Inc. ....................        730
     10     KB Home..........................      1,023
     41     Leggett & Platt, Inc. ...........      1,155
     88     Mattel, Inc. ....................      1,718
     17     Maytag Corp. ....................        355
     58     Newell Rubbermaid, Inc. .........      1,412
     27     Pulte Homes, Inc. ...............      1,730
     12     Snap-On, Inc. ...................        421
     17     Stanley Works....................        855
     14     Whirlpool Corp. .................        978
                                               ---------
                                                  33,999
                                               ---------
Consumer Non-Durables (7.5%):
      8     Adolph Coors Co., Class B........        598
     19     Alberto-Culver Co., Class B......        938
    436     Altria Group, Inc. ..............     26,661
    168     Anheuser-Busch Co., Inc. ........      8,519
    101     Avon Products, Inc. .............      3,890

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Consumer Non-Durables, continued:
     26     Brown-Forman Corp., Class B......      1,259
     87     Campbell Soup Co. ...............      2,613
     36     Cintas Corp. ....................      1,601
     32     Clorox Co. ......................      1,902
     40     Coach, Inc. (b)..................      2,265
    514     Coca-Cola Co. ...................     21,410
    100     Coca-Cola Enterprises, Inc. .....      2,079
    113     Colgate Palmolive Co. ...........      5,766
    109     ConAgra Foods, Inc. .............      3,220
     77     General Mills, Inc. .............      3,850
    211     Gillette Co. ....................      9,451
     74     H.J. Heinz Co. ..................      2,893
     52     Hershey Foods Corp. .............      2,905
     20     International Flavors &
              Fragrances, Inc. ..............        860
     26     Jones Apparel Group, Inc. .......        950
     88     Kellogg Co. .....................      3,920
    104     Kimberly-Clark Corp. ............      6,823
     23     Liz Claiborne, Inc. .............        973
     29     McCormick & Co., Inc. ...........      1,122
     56     Nike, Inc., Class B..............      5,058
     53     Pepsi Bottling Group, Inc. ......      1,437
    358     PepsiCo, Inc. ...................     18,689
    539     Procter & Gamble Co. ............     29,699
     12     Reebok International Ltd. .......        545
     31     Reynolds American, Inc. .........      2,462
    167     Sara Lee Corp. ..................      4,027
     24     V.F. Corp. ......................      1,309
     48     Wm. Wrigley Jr. Co. .............      3,302
                                               ---------
                                                 182,996
                                               ---------
Consumer Services (5.8%):
     65     Alltel Corp. ....................      3,795
     39     Apollo Group, Inc., Class A
              (b)............................      3,179
    135     Carnival Corp. ..................      7,759
    224     Cendant Corp. ...................      5,232
     29     CenturyTel, Inc. ................      1,013
    122     Clear Channel Communications,
              Inc. ..........................      4,082
    472     Comcast Corp., Class A (b).......     15,703
     33     Darden Restaurants, Inc. ........        926
     17     Dow Jones & Co., Inc. ...........        749
     54     Gannett Co., Inc. ...............      4,434
     35     H & R Block, Inc. ...............      1,713
     24     Harrah's Entertainment, Inc. ....      1,590
     82     Hilton Hotels Corp. .............      1,866
     73     International Game Technology....      2,520
     90     Interpublic Group of Cos., Inc.
              (b)............................      1,205
     16     Knight-Ridder, Inc. .............      1,093
     48     Marriott International, Inc.,
              Class A........................      2,993

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

ONE GROUP EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
    267     McDonald's Corp. ................      8,569
     11     Meredith Corp. ..................        578
     31     New York Times Co., Class A......      1,258
    557     News Corp., Class A..............     10,388
     85     Starbucks Corp. (b)..............      5,303
     44     Starwood Hotels & Resorts
              Worldwide, Inc. ...............      2,574
    974     Time Warner, Inc. (b)............     18,929
     68     Tribune Co. .....................      2,847
     69     Univision Communications, Inc.
              (b)............................      2,010
    362     Viacom, Inc., Class B............     13,190
    434     Walt Disney Co. .................     12,075
     24     Wendy's International, Inc. .....        951
     62     Yum! Brands, Inc. ...............      2,936
                                               ---------
                                                 141,460
                                               ---------
Distribution Services (0.7%):
     92     Cardinal Health, Inc. ...........      5,344
     37     Genuine Parts Co. ...............      1,634
     62     McKesson Corp. ..................      1,965
     28     SuperValu, Inc. .................        984
    136     Sysco Corp. .....................      5,190
     19     W.W. Grainger, Inc. .............      1,272
                                               ---------
                                                  16,389
                                               ---------
Electronic Technology (11.5%):
    172     ADC Telecommunications, Inc.
              (b)............................        461
     82     Advanced Micro Devices, Inc.
              (b)............................      1,806
    103     Agilent Technologies, Inc. (b)...      2,487
     79     Altera Corp. (b).................      1,638
     41     American Power Conversion
              Corp. .........................        869
     80     Analog Devices, Inc. ............      2,948
     34     Andrew Corp. (b).................        465
     85     Apple Computer, Inc. (b).........      5,501
    361     Applied Materials, Inc. (b)......      6,172
     66     Applied Micro Circuits Corp.
              (b)............................        276
     97     Avaya, Inc. (b)..................      1,674
    178     Boeing Co. ......................      9,240
     70     Broadcom Corp., Class A (b)......      2,258
    122     CIENA Corp. (b)..................        406
  1,400     Cisco Systems, Inc. (b)..........     27,013
     42     Comverse Technology, Inc. (b)....      1,027
    298     Corning, Inc. (b)................      3,509
    528     Dell, Inc. (b)...................     22,252
    509     EMC Corp. (b)....................      7,574
     84     Freescale Semiconductor, Inc.
              (b)............................      1,538
     79     Gateway, Inc. (b)................        478
     43     General Dynamics Corp. ..........      4,449
     25     Goodrich Corp. ..................        825
    642     Hewlett-Packard Co. .............     13,461

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
  1,344     Intel Corp. .....................     31,438
    354     International Business Machines
              Corp. .........................     34,885
     43     Jabil Circuit, Inc. (b)..........      1,095
    307     JDS Uniphase Corp. (b)...........        973
     41     KLA-Tencor Corp. (b).............      1,933
     25     L-3 Communications Holdings,
              Inc. ..........................      1,795
     27     Lexmark International, Inc.,
              Class A (b)....................      2,336
     65     Linear Technology Corp. .........      2,529
     94     Lockheed Martin Corp. ...........      5,226
     82     LSI Logic Corp. (b)..............        448
    940     Lucent Technologies, Inc. (b)....      3,533
     69     Maxim Integrated Products,
              Inc. ..........................      2,931
    130     Micron Technology, Inc. (b)......      1,608
    518     Motorola, Inc. ..................      8,901
     76     National Semiconductor Corp. ....      1,366
     20     NCR Corp. (b)....................      1,373
     76     Network Appliance, Inc. (b)......      2,533
     78     Northrop Grumman Corp. ..........      4,254
     30     Novellus Systems, Inc. (b).......        828
     35     NVIDIA Corp. (b).................        832
     27     PerkinElmer, Inc. ...............        613
     38     PMC -- Sierra, Inc. (b)..........        426
     20     Qlogic Corp. (b).................        723
    348     Qualcomm, Inc. ..................     14,774
     96     Raytheon Co. ....................      3,731
     38     Rockwell Collins.................      1,481
     39     Rockwell International Corp. ....      1,940
    111     Sanmina Corp. (b)................        938
     33     Scientific Atlanta, Inc. ........      1,075
    206     Solectron Corp. (b)..............      1,100
    715     Sun Microsystems, Inc. (b).......      3,846
     51     Symbol Technologies, Inc. .......        885
     19     Tektronix, Inc. .................        579
     98     Tellabs, Inc. (b)................        844
     41     Teradyne, Inc. (b)...............        705
    367     Texas Instruments, Inc. .........      9,042
     34     Thermo Electron Corp. (b)........      1,028
     26     Waters Corp. (b).................      1,200
    203     Xerox Corp. (b)..................      3,448
     74     Xilinx, Inc. ....................      2,196
                                               ---------
                                                 279,718
                                               ---------
Energy Minerals (5.9%):
     19     Amerada Hess Corp. ..............      1,604
     53     Anadarko Petroleum Corp. ........      3,410
     69     Apache Corp. ....................      3,511
     15     Ashland, Inc. ...................        883
     83     Burlington Resources, Inc. ......      3,621

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 42

ONE GROUP EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Energy Minerals, continued:
    450     ChevronTexaco Corp. .............     23,645
    147     ConocoPhillips...................     12,741
    103     Devon Energy Corp. ..............      4,020
     25     EOG Resources, Inc. .............      1,799
  1,371     Exxon Mobil Corp. ...............     70,295
     32     Kerr-McGee Corp. ................      1,861
     74     Marathon Oil Corp. ..............      2,770
     84     Occidental Petroleum Corp. ......      4,896
     16     Sunoco, Inc. ....................      1,267
     56     Unocal Corp. ....................      2,419
     55     Valero Energy Corp. .............      2,479
     54     XTO Energy, Inc. ................      1,927
                                               ---------
                                                 143,148
                                               ---------
Finance (20.1%):
     60     ACE Ltd. ........................      2,581
    108     AFLAC, Inc. .....................      4,286
    146     Allstate Corp. ..................      7,546
     23     AMBAC Financial Group, Inc. .....      1,895
    267     American Express Co. ............     15,039
    554     American International Group,
              Inc. ..........................     36,360
     75     AmSouth Bancorp..................      1,955
     67     Aon Corp. .......................      1,605
     20     Apartment Investment & Management
              Co. ...........................        775
     42     Archstone-Smith Trust............      1,591
    859     Bank of America Corp. ...........     40,346
    165     Bank of New York Co., Inc. ......      5,519
    117     BB&T Corp. ......................      4,936
     22     Bear Stearns Cos., Inc. .........      2,240
     52     Capital One Financial Corp. .....      4,347
    286     Charles Schwab Corp. ............      3,424
     41     Chubb Corp. .....................      3,128
     36     Cincinnati Financial Corp. ......      1,582
     45     CIT Group, Inc. .................      2,047
  1,103     Citigroup, Inc. .................     53,151
     36     Comerica, Inc. ..................      2,211
     26     Compass Bancshares, Inc. ........      1,269
    123     Countrywide Financial Corp. .....      4,567
     79     E*Trade Group, Inc. (b)..........      1,181
     86     Equity Office Properties Trust...      2,496
     60     Equity Residential Properties
              Trust..........................      2,176
    206     Fannie Mae.......................     14,654
     23     Federated Investors, Inc. .......        696
    119     Fifth Third Bancorp..............      5,640
     26     First Horizon National Corp. ....      1,128
     53     Franklin Resources, Inc. ........      3,691
    147     Freddie Mac......................     10,803
     65     Golden West Financial Corp. .....      3,996
    103     Goldman Sachs Group, Inc. .......     10,711

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Finance, continued:
     62     Hartford Financial Services
              Group, Inc. ...................      4,326
     49     Huntington Bancshares, Inc. .....      1,216
     50     Janus Capital Group, Inc. .......        844
     29     Jefferson-Pilot Corp. ...........      1,508
    757     JPMorgan Chase & Co. ............     29,542
     86     KeyCorp..........................      2,929
     57     Lehman Brothers Holdings,
              Inc. ..........................      5,013
     37     Lincoln National Corp. ..........      1,731
     39     Loews Corp. .....................      2,774
     25     M & T Bank Corp. ................      2,667
    112     Marsh & McLennan Cos., Inc. .....      3,685
     47     Marshall & Ilsley Corp. .........      2,099
     30     MBIA, Inc. ......................      1,893
    272     MBNA Corp. ......................      7,656
     90     Mellon Financial Corp. ..........      2,802
    198     Merrill Lynch & Co., Inc. .......     11,834
    158     MetLife, Inc. ...................      6,408
     21     MGIC Investment Corp. ...........      1,418
    233     Morgan Stanley...................     12,919
    144     National City Corp. .............      5,409
    100     North Fork Bancorp, Inc. ........      2,887
     47     Northern Trust Corp. ............      2,263
     39     Plum Creek Timber Co, Inc. ......      1,499
     60     PNC Financial Services Group.....      3,453
     65     Principal Financial Group........      2,671
     43     Progressive Corp. ...............      3,607
     39     ProLogis.........................      1,693
     62     Providian Financial Corp. (b)....      1,026
    109     Prudential Financial, Inc. ......      5,992
     99     Regions Financial Corp. .........      3,516
     14     Ryder Systems, Inc. .............        651
     27     Safeco Corp. ....................      1,408
     47     Simon Property Group, Inc. ......      3,043
     91     SLM Corp. .......................      4,877
     73     Sovereign Bancorp, Inc. .........      1,654
    142     St. Paul Co., Inc. ..............      5,277
     71     State Street Corp. ..............      3,481
     79     SunTrust Banks, Inc. ............      5,826
     66     Synovus Financial Corp. .........      1,880
     27     T. Rowe Price Group, Inc. .......      1,695
     23     Torchmark Corp. .................      1,311
    397     U.S. Bancorp.....................     12,431
     63     UnumProvident Corp. .............      1,130
    341     Wachovia Corp. ..................     17,931
    186     Washington Mutual, Inc. .........      7,846
    360     Wells Fargo & Co. ...............     22,353
     29     XL Capital, Ltd., Class A........      2,285

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

ONE GROUP EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Finance, continued:
     19     Zions Bancorp....................      1,300
                                               ---------
                                                 493,231
                                               ---------
Health Services (1.8%):
     31     Aetna, Inc. .....................      3,910
     22     AmerisourceBergen Corp. .........      1,311
     97     Caremark Rx, Inc. (b)............      3,808
     28     Cigna Corp. .....................      2,324
     16     Express Scripts, Inc., Class A
              (b)............................      1,237
     52     Health Management Associates,
              Inc., Class A..................      1,177
     90     Hospital Corporation of
              America........................      3,578
     34     Humana, Inc. (b).................      1,007
     49     IMS Health, Inc. ................      1,144
     29     Laboratory Corp. of America
              Holdings (b)...................      1,463
     18     Manor Care, Inc. ................        650
     22     Quest Diagnostics, Inc. .........      2,056
     99     Tenet Healthcare Corp. (b).......      1,090
    139     UnitedHealth Group, Inc. ........     12,229
     63     WellPoint, Inc. (b)..............      7,217
                                               ---------
                                                  44,201
                                               ---------
Health Technology (10.3%):
    331     Abbott Laboratories..............     15,442
     28     Allergan, Inc. ..................      2,262
    270     Amgen, Inc. (b)..................     17,321
     42     Applera Corp.- Applied Biosystems
              Group..........................        871
     11     Bausch & Lomb, Inc. .............        734
    131     Baxter International, Inc. ......      4,527
     54     Becton, Dickinson & Co. .........      3,056
     71     Biogen Idec, Inc. (b)............      4,723
     54     Biomet, Inc. ....................      2,333
    180     Boston Scientific Corp. (b)......      6,383
    414     Bristol-Myers Squibb Co. ........     10,596
     22     C.R. Bard, Inc. .................      1,422
     40     Chiron Corp. (b).................      1,322
    241     Eli Lilly & Co. .................     13,650
     25     Fisher Scientific International,
              Inc. (b).......................      1,553
     78     Forest Laboratories, Inc. (b)....      3,513
     53     Genzyme Corp. (b)................      3,062
     92     Gilead Sciences, Inc. (b)........      3,218
     68     Guidant Corp. ...................      4,879
     33     Hospira (b)......................      1,110
    631     Johnson & Johnson................     40,007
     51     King Pharmaceuticals, Inc. (b)...        637
     58     Medco Health Solutions, Inc.
              (b)............................      2,410
     53     MedImmune, Inc. (b)..............      1,432
    257     Medtronic, Inc. .................     12,763

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Health Technology, continued:
    471     Merck & Co., Inc. ...............     15,150
     11     Millipore Corp. (b)..............        528
     57     Mylan Laboratories, Inc. ........      1,012
     26     Pall Corp. ......................        764
  1,601     Pfizer, Inc. ....................     43,048
    313     Schering-Plough Corp. ...........      6,538
     76     St. Jude Medical, Inc. (b).......      3,188
     85     Stryker Corp. ...................      4,121
     23     Watson Pharmaceuticals, Inc.
              (b)............................        763
    284     Wyeth............................     12,078
     52     Zimmer Holdings, Inc. (b)........      4,177
                                               ---------
                                                 250,593
                                               ---------
Industrial Services (1.3%):
     68     Allied Waste Industries, Inc.
              (b)............................        628
     71     Baker Hughes, Inc. ..............      3,045
     34     BJ Services Co. .................      1,597
    137     El Paso Corp. ...................      1,422
     18     Fluor Corp. .....................        971
     94     Halliburton Co. .................      3,686
     32     Nabors Industries Ltd. (b).......      1,630
     29     Noble Corp. (b)..................      1,430
     23     Rowan Cos., Inc. (b).............        591
    125     Schlumberger Ltd. ...............      8,380
     68     Transocean Sedco Forex, Inc.
              (b)............................      2,899
    122     Waste Management, Inc. ..........      3,642
    118     Williams Cos., Inc. .............      1,926
                                               ---------
                                                  31,847
                                               ---------
Non-Energy Minerals (0.9%):
    185     Alcoa, Inc. .....................      5,814
     20     Allegheny Technologies, Inc. ....        439
     23     Louisiana-Pacific Corp. .........        626
     94     Newmont Mining Corp. ............      4,191
     34     Nucor Corp. .....................      1,771
     20     Phelps Dodge Corp. ..............      2,005
     24     United States Steel Corp. .......      1,238
     35     UST, Inc. .......................      1,688
     22     Vulcan Materials Co. ............      1,191
     51     Weyerhaeuser Co. ................      3,425
                                               ---------
                                                  22,388
                                               ---------
Process Industries (2.3%):
     48     Air Products and Chemicals,
              Inc. ..........................      2,800
    139     Archer-Daniels-Midland Co. ......      3,104
     24     Ball Corp. ......................      1,051
     23     Bemis Co., Inc. .................        662
    200     Dow Chemical Co. ................      9,924
    211     Du Pont (EI) de Nemours & Co. ...     10,357
     17     Eastman Chemical Co. ............        955

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 44

ONE GROUP EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Process Industries, continued:
     55     Ecolab, Inc. ....................      1,923
     26     Engelhard Corp. .................        797
     38     Freeport-McMoRan Copper & Gold,
              Inc., Class B..................      1,449
     55     Georgia-Pacific Corp. ...........      2,055
     11     Great Lakes Chemical Corp. ......        308
     24     Hercules, Inc. (b)...............        353
    103     International Paper Co. .........      4,344
     43     Meadwestvaco Corp. ..............      1,460
     56     Monsanto Co. ....................      3,123
     32     Pactiv Corp. (b).................        797
     37     PPG Industries, Inc. ............      2,491
     69     Praxair, Inc. ...................      3,047
     48     Rohm & Haas Co. .................      2,115
     18     Sealed Air Corp. (b).............        946
     15     Sigma-Aldrich Corp. .............        886
     12     Temple-Inland, Inc. .............        812
                                               ---------
                                                  55,759
                                               ---------
Producer Manufacturing (7.7%):
     46     American Standard Cos., Inc.
              (b)............................      1,884
     23     Avery Dennison Corp. ............      1,409
     73     Caterpillar, Inc. ...............      7,070
     19     Cooper Industries Ltd., Class
              A..............................      1,324
     10     Cummins, Inc. ...................        814
     32     Dana Corp. ......................        552
     66     Danaher Corp. ...................      3,768
     53     Deere & Co. .....................      3,921
    119     Delphi Corp. ....................      1,076
     43     Dover Corp. .....................      1,814
     32     Eaton Corp. .....................      2,333
     89     Emerson Electric Co. ............      6,251
  2,247     General Electric Co. (d).........     82,025
    183     Honeywell International, Inc. ...      6,474
     63     Illinois Tool Works, Inc. .......      5,828
     37     Ingersoll-Rand Co. ..............      2,941
     20     ITT Industries, Inc. ............      1,658
     40     Johnson Controls, Inc. ..........      2,569
     95     Masco Corp. .....................      3,479
    166     Minnesota Mining & Manufacturing
              Co. ...........................     13,584
     40     Molex, Inc. .....................      1,201
     15     Navistar International Corp.
              (b)............................        652
     37     Paccar, Inc. ....................      2,968
     25     Parker-Hannifin Corp. ...........      1,925
     49     Pitney Bowes, Inc. ..............      2,267
     18     Power-One, Inc. (b)..............        159
     29     Textron, Inc. ...................      2,160
    428     Tyco International Ltd. .........     15,283
    109     United Technologies Corp. .......     11,231

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Producer Manufacturing, continued:
     27     Visteon Corp. ...................        269
                                               ---------
                                                 188,889
                                               ---------
Retail Trade (6.4%):
     78     Albertson's, Inc. ...............      1,868
     56     AutoNation, Inc. (b).............      1,081
     17     AutoZone, Inc. (b)...............      1,550
     64     Bed Bath & Beyond, Inc. (b)......      2,546
     69     Best Buy Co., Inc. ..............      4,097
     24     Big Lots, Inc. (b)...............        291
     41     Circuit City Stores, Inc. .......        649
    100     Costco Wholesale Corp. ..........      4,826
     85     CVS Corp. .......................      3,833
     17     Dillard's, Inc., Class A.........        468
     70     Dollar General Corp. ............      1,446
     36     Family Dollar Stores, Inc. ......      1,114
     36     Federated Department Stores,
              Inc. ..........................      2,076
    186     Gap, Inc. .......................      3,935
    467     Home Depot, Inc. ................     19,951
     61     J.C. Penney, Inc. ...............      2,514
     73     Kohl's Corp. (b).................      3,587
    157     Kroger Co. (b)...................      2,756
     86     Limited Brands, Inc. ............      1,988
    164     Lowe's Cos., Inc. ...............      9,460
     62     May Department Stores Co. .......      1,823
     30     Nordstrom, Inc. .................      1,391
     66     Office Depot, Inc. (b)...........      1,153
     20     OfficeMax, Inc. .................        624
     34     RadioShack Corp. ................      1,108
     95     Safeway, Inc. (b)................      1,878
     44     Sears Roebuck & Co. .............      2,244
     30     Sherwin-Williams Co. ............      1,342
    106     Staples, Inc. ...................      3,569
    190     Target Corp. ....................      9,884
     31     Tiffany & Co. ...................        989
    102     TJX Cos., Inc. ..................      2,573
     46     Toys "R" Us, Inc. (b)............        936
    900     Wal-Mart Stores, Inc. ...........     47,544
    217     Walgreen Co. ....................      8,334
                                               ---------
                                                 155,428
                                               ---------
Technology Services (6.6%):
     51     Adobe Systems, Inc. .............      3,185
     27     Affiliated Computer Services,
              Inc., Class A (b)..............      1,646
    169     AT&T Corp. ......................      3,225
     49     Autodesk, Inc. ..................      1,852
    124     Automatic Data Processing,
              Inc. ..........................      5,490
     47     BMC Software, Inc. (b)...........        877
     36     Citrix System, Inc. (b)..........        882

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

ONE GROUP EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Technology Services, continued:
    125     Computer Associates
              International, Inc. ...........      3,868
     40     Computer Sciences Corp. (b)......      2,268
     82     Compuware Corp. (b)..............        533
     30     Convergys Corp. (b)..............        452
    141     eBay, Inc. (b)...................     16,385
     65     Electronic Arts, Inc. (b)........      4,000
    109     Electronic Data Systems Corp. ...      2,523
    176     First Data Corp. ................      7,504
     42     Fiserv, Inc. (b).................      1,669
     40     Intuit, Inc. (b).................      1,752
     18     Mercury Interactive Corp. (b)....        818
  2,311     Microsoft Corp. .................     61,726
     80     Novell, Inc. (b).................        539
  1,090     Oracle Corp. (b).................     14,957
     57     Parametric Technology Corp.
              (b)............................        337
     80     Paychex, Inc. ...................      2,740
    108     Siebel Systems, Inc. (b).........      1,134
     61     SunGard Data Systems, Inc. (b)...      1,739
    135     Symantec Corp. (b)...............      3,474
     71     Unisys Corp. (b).................        726
     90     Veritas Software Corp. (b).......      2,562
    292     Yahoo!, Inc. (b).................     11,012
                                               ---------
                                                 159,875
                                               ---------
Transportation (1.7%):
     80     Burlington Northern Santa Fe
              Corp. .........................      3,779
     46     CSX Corp. .......................      1,830
     28     Delta Airlines, Inc. (b).........        206
     64     FedEx Corp. .....................      6,297
     84     Norfolk Southern Corp. ..........      3,047
    166     Southwest Airlines Co. ..........      2,697
     55     Union Pacific Corp. .............      3,712
    238     United Parcel Service, Inc.,
              Class B........................     20,362
                                               ---------
                                                  41,930
                                               ---------
Utilities (3.0%):
    138     AES Corp. (b)....................      1,885
     29     Allegheny Energy, Inc. (b).......        576
     41     Ameren Corp. ....................      2,078
     84     American Electric Power Co.,
              Inc. ..........................      2,889

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Utilities, continued:
    114     Calpine Corp. (b)................        447
     65     Centerpoint Energy, Inc. ........        740
     39     Cinergy Corp. ...................      1,605
     41     CMS Energy Corp. (b).............        433
     51     Consolidated Edison, Inc. .......      2,251
     37     Constellation Energy Group,
              Inc. ..........................      1,634
     71     Dominion Resources, Inc. ........      4,776
     37     DTE Energy Co. ..................      1,593
    203     Duke Energy Corp. ...............      5,151
     81     Dynegy, Inc. (b).................        373
     69     Edison International, Inc. ......      2,219
     48     Entergy Corp. ...................      3,211
    141     Exelon Corp. ....................      6,205
     70     First Energy Corp. ..............      2,771
     39     FPL Group, Inc. .................      2,951
     34     Keyspan Corp. ...................      1,345
     26     Kinder Morgan, Inc. .............      1,927
      9     NICOR, Inc. .....................        346
     57     NiSource, Inc. ..................      1,308
      8     Peoples Energy Corp. ............        350
     86     PG&E Corp. (b)...................      2,851
     19     Pinnacle West Capital Corp. .....        864
     40     PPL Corp. .......................      2,141
     53     Progress Energy, Inc. ...........      2,377
     51     Public Service Enterprise Group,
              Inc. ..........................      2,617
     50     Sempra Energy....................      1,820
    157     Southern Co. ....................      5,272
     42     TECO Energy, Inc. ...............        652
     51     TXU Corp. .......................      3,295
     85     XCEL Energy, Inc. ...............      1,549
                                               ---------
                                                  72,502
                                               ---------
  Total Common Stocks                          2,399,530
                                               ---------
INVESTMENT COMPANIES (1.4%):
 33,003     One Group Prime Money Market
              Fund, Class I (c)..............     33,003
                                               ---------
  Total Investment Companies                      33,003
                                               ---------
Total (Cost $1,426,815) (a)                    2,432,533
                                               =========

------------
Percentages indicated are based on net assets of $2,438,190.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $1,140,542
                   Unrealized depreciation......................    (134,824)
                                                                  ----------
                   Net unrealized appreciation (depreciation)...  $1,005,718
                                                                  ==========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

 46

ONE GROUP EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

The following table presents the portfolio investments of the Fund by industry classifications as a percentage of net assets:

                                     Industry                     Percentage
                                     --------                     ----------
                   Commercial Services..........................      0.6%
                   Communications...............................      2.9%
                   Consumer Durables............................      1.4%
                   Consumer Non-Durables........................      7.5%
                   Consumer Services............................      5.8%
                   Distribution Services........................      0.7%
                   Electronic Technology........................     11.5%
                   Energy Minerals..............................      5.9%
                   Finance......................................     20.1%
                   Health Services..............................      1.8%
                   Health Technology............................     10.3%
                   Industrial Services..........................      1.3%
                   Money Market Funds...........................      1.4%
                   Non-Energy Minerals..........................      0.9%
                   Process Industries...........................      2.3%
                   Producer Manufacturing.......................      7.7%
                   Retail Trade.................................      6.4%
                   Technology Services..........................      6.6%
                   Transportation...............................      1.7%
                   Utilities....................................      3.0%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
 COMMON STOCKS (100.0%):
Commercial Services (3.4%):
      10    AAR Corp. (b).....................      140
      15    ABM Industries, Inc. .............      290
      27    Adesa, Inc. ......................      572
       8    Administaff, Inc. (b) (e).........      104
      13    Advent Software, Inc. (b).........      258
      11    Advo, Inc. (e)....................      388
      10    Allete, Inc. (e)..................      363
      21    Alliance Data Systems Corp. (b)...      993
       2    Angelica Corp. ...................       53
       9    Banta Corp. ......................      381
      24    Bowne & Co., Inc. (e).............      395
      42    Brinks Co. .......................    1,666
      57    Catalina Marketing Corp. (e)......    1,679
       6    CDI Corp. ........................      123
       4    Consolidated Graphics, Inc. (b)...      193
      33    Copart, Inc. (b)..................      867
      19    Deluxe Corp. .....................      723
      41    Dun & Bradstreet Corp. (b)........    2,425
       6    G & K Services, Inc., Class A.....      269
       8    Global Imaging Systems, Inc. (b)
              (e).............................      332
      32    Harte-Hanks, Inc. ................      829
       6    Heidrick & Struggles
              International, Inc. (b) (e).....      222
       8    Insurance Auto Auctions, Inc.
              (b).............................      168
      10    John H. Harland Co. (e)...........      372
       7    Kelly Services, Inc., Class A.....      217
      11    Korn/Ferry International (b)
              (e).............................      235
      13    Labor Ready, Inc. (b) (e).........      218
      27    Manpower, Inc. ...................    1,289
       8    Maximus, Inc. (b).................      247
      10    Nautilus Group, Inc. (e)..........      246
       9    On Assignment, Inc. (b)...........       48
      23    PRG-Schultz International, Inc.
              (b) (e).........................      114
       9    SEI Investments Co. (e)...........      385
       5    Sourcecorp, Inc. (b)..............       99
      19    Spherion Corp. (b)................      156
      10    Standard Register Co. ............      147
       4    Startek, Inc. (e).................      120
      18    Triarc Cos., Inc. (e).............      222
      27    Valassis Communications, Inc.
              (b).............................      946
       4    Vertrue, Inc. (b) (e).............      136
       5    Volt Information Sciences, Inc.
              (b).............................      134
      10    Watson Wyatt & Co. ...............      280
                                                -------
                                                 19,044
                                                -------
Communications (0.1%):
       6    Boston Communications Group (b)
              (e).............................       56
      75    Cincinnati Bell, Inc. (b) (e).....      310

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Communications, continued:
      20    General Communication, Inc. (b)...      225
       5    Intrado, Inc. (b) (e).............       60
                                                -------
                                                    651
                                                -------
Consumer Durables (6.3%):
       7    Action Performance Cos., Inc.
              (e).............................       74
     110    Activision, Inc. (b)..............    2,218
       7    Applica, Inc. (b) (e).............       45
       7    Arctic Cat, Inc. .................      184
       6    Bandag, Inc. (e)..................      314
       8    Barnes Group, Inc. (e)............      224
       4    Bassett Furniture Industries, Inc.
              (e).............................       69
      25    Briggs & Stratton Corp. ..........    1,044
      25    Callaway Golf Co. (e).............      339
       9    Clarcor, Inc. ....................      481
       5    Coachmen Industries, Inc. ........       83
      95    D.R. Horton, Inc. ................    3,827
       4    Department 56, Inc. (b)...........       65
       3    Enesco Group, Inc. (b)............       25
       8    Fedders Corp. ....................       29
       8    Fossil, Inc. (b)..................      209
      34    Furniture Brands International,
              Inc. (e)........................      841
      14    Gentex Corp. (e)..................      500
      15    Harman International Industries,
              Inc. ...........................    1,874
      25    Hovnanian Enterprises Inc., Class
              A (b)...........................    1,258
       8    Jakks Pacific, Inc. (b) (e).......      179
      15    K2, Inc. (b) (e)..................      242
      40    La-Z-Boy, Inc. (e)................      618
      29    Lennar Corp. .....................    1,648
       0    Lennar Corp., Class B.............        0
       5    Libbey, Inc. .....................      100
      24    MDC Holdings, Inc. ...............    2,053
       4    Meade Instruments Corp. (b).......       12
       2    Meritage Corp. (b)................      200
      28    Mohawk Industries, Inc. (b).......    2,525
      15    Monaco Coach Corp. (e)............      316
       2    National Presto Industries,
              Inc. ...........................       94
       4    NVR, Inc. (b).....................    2,875
      20    Polaris Industries, Inc. (e)......    1,328
       6    Russ Berrie & Co., Inc. (e).......      139
      14    Ryland Group, Inc. (e)............      816
       3    Skyline Corp. ....................      103
       8    Sonic Solutions, Inc. (b) (e).....      188
       4    Standard Motor Products, Inc.
              (e).............................       67
      20    Standard Pacific Corp. (e)........    1,288
       8    Sturm Ruger & Co., Inc. (e).......       73
      46    Thor Industries, Inc. (e).........    1,714
      26    Toll Brothers, Inc. (b) (e).......    1,791
       7    Toro Co. .........................      589

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 48

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Consumer Durables, continued:
      67    Tupperware Corp. (e)..............    1,385
      13    Winnebago Industries, Inc. (e)....      527
                                                -------
                                                 34,573
                                                -------
Consumer Non-Durables (3.9%):
      69    American Greetings Corp., Class A
              (e).............................    1,753
       7    American Italian Pasta Co., Class
              A (e)...........................      154
       4    Ashworth, Inc. (b)................       43
       7    Blyth Industries, Inc. ...........      195
      13    Brown Shoe Co., Inc. (e)..........      376
      33    Constellation Brands, Inc., Class
              A (b)...........................    1,545
      52    Dean Foods Co. (b)................    1,717
      13    Dimon, Inc. (e)...................       90
       6    Flowers Foods, Inc. ..............      185
       1    Haggar Corp. .....................       35
      13    Hain Celestial Group, Inc. (b)
              (e).............................      276
      38    Hormel Foods Corp. ...............    1,195
       3    J & J Snack Foods Corp. ..........      128
      15    K Swiss, Inc., Class A............      428
      20    Kellwood Co. .....................      674
      12    Lancaster Colony Corp. ...........      515
       9    Lance, Inc. ......................      166
       5    Natures Sunshine Products,
              Inc. ...........................      103
      12    NBTY, Inc. (b) (e)................      298
       4    Oshkosh 'B' Gosh, Inc., Class A
              (e).............................       85
       5    Oxford Industries, Inc. (e).......      188
       2    Penford Corp. ....................       28
      42    PepsiAmericas, Inc. ..............      895
       8    Phillips-Van Heusen Corp. ........      227
       8    Ralcorp Holdings, Inc. (e)........      336
      10    Russell Corp. ....................      188
       7    Sanderson Farms, Inc. (e).........      315
       4    Schweitzer-Mauduit International,
              Inc. (e)........................      151
      88    Smithfield Foods, Inc. (b)........    2,604
      13    Sola International, Inc. (b)......      356
      12    Stride Rite Corp. ................      139
      17    Timberland Co., Class A (b).......    1,045
      19    Tootsie Roll Industries...........      667
     179    Tyson Foods, Inc., Class A........    3,285
       9    Universal Corp. ..................      446
      29    Wolverine World Wide, Inc. .......      918
                                                -------
                                                 21,749
                                                -------
Consumer Services (6.7%):
       3    4Kids Entertainment, Inc. (b)
              (e).............................       69
       7    Advanced Marketing Services,
              Inc. ...........................       70
      19    Applebee's International, Inc. ...      496
      11    Argosy Gaming Co. (b).............      499

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
      17    Aztar Corp. (b)...................      610
      12    Bally Total Fitness Holding Corp.
              (b) (e).........................       53
      11    Bob Evans Farms, Inc. (e).........      285
      31    Boyd Gaming Corp. (e).............    1,305
      25    Brinker International, Inc. (b)
              (e).............................      866
     112    Caesars Entertainment, Inc. (b)...    2,246
      74    Career Education Corp. (b) (e)....    2,967
      25    CBRL Group, Inc. (e)..............    1,040
      39    CEC Entertainment, Inc. (b).......    1,560
      11    Central Parking Corp. (e).........      163
       7    Coinstar, Inc. (b) (e)............      190
      20    Corinthian Colleges, Inc. (b)
              (e).............................      382
      19    Cox Radio, Inc., Class A (b)......      318
      17    Education Management Corp. (b)....      564
      68    Emmis Communications Corp., Class
              A (b)...........................    1,307
      10    Entercom Communications Corp.
              (b).............................      365
      18    GTECH Holdings Corp. .............      456
       7    IHOP Corp. .......................      288
      19    International Speedway Corp.,
              Class A.........................    1,029
      46    Jack in the Box, Inc. (b).........    1,712
      48    Landry's Seafood Restaurants, Inc.
              (e).............................    1,380
       3    Lawson Products, Inc. ............      145
      17    Lee Enterprises, Inc. ............      784
       7    Lone Star Steakhouse & Saloon,
              Inc. ...........................      192
      24    Mandalay Resort Group.............    1,708
       9    Marcus Corp. .....................      221
       8    Media General, Inc., Class A......      526
       9    Multimedia Games, Inc. (b) (e)....      145
      12    Napster, Inc. (b) (e).............      116
       5    Nelson (Thomas), Inc. ............      103
       6    O'Charleys, Inc. (b)..............      111
      19    Outback Steakhouse, Inc. (e)......      880
       6    Papa John's International, Inc.
              (b) (e).........................      210
      11    Pinnacle Entertainment, Inc.
              (b).............................      225
       6    Prepaid Legal Services, Inc.
              (e).............................      223
      12    Rare Hospitality International,
              Inc. (b)........................      387
      99    Reader's Digest Association, Inc.,
              Class A (e).....................    1,378
      14    Rollins, Inc. ....................      379
      37    Ruby Tuesday, Inc. (e)............      962
      14    Ryan's Restaurant Group, Inc.
              (b).............................      209
      13    Sonic Corp. (b)...................      399
      20    Sotheby's Holdings, Inc., Class A
              (b).............................      361
      21    Telephone & Data Systems, Inc. ...    1,615
       8    The Steak n Shake Co. (b).........      167
      55    THQ, Inc. (b) (e).................    1,266
       3    Washington Post Co., Class B......    3,220

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
       8    Watsco, Inc. .....................      281
      22    Westwood One, Inc. (b)............      597
                                                -------
                                                 37,030
                                                -------
Distribution Services (1.7%):
       9    Applied Industrial Technologies,
              Inc. ...........................      237
      50    Avnet, Inc. (b) (e)...............      918
      10    Bell Microproducts, Inc. (b)
              (e).............................       96
       7    Castle (A. M.) & Co. (b)..........       79
      24    CDW Corp. ........................    1,624
       8    DJ Orthopedics, Inc. (b)..........      164
       1    Henry Schein, Inc. (b) (e)........       56
      65    Hughes Supply, Inc. ..............    2,114
       6    Imagistics International, Inc. (b)
              (e).............................      194
       4    Nash Finch Co. (e)................      134
      15    Owens & Minor, Inc. ..............      418
      50    Patterson Cos., Inc. (b) (e)......    2,185
      13    Performance Food Group Co. (b)
              (e).............................      352
       7    School Specialty, Inc. (b) (e)....      268
       8    SCP Pool Corp. (e)................      266
      11    United Stationers, Inc. (b).......      498
                                                -------
                                                  9,603
                                                -------
Electronic Technology (10.9%):
       8    Actel Corp. (b)...................      143
      29    Adtran, Inc. .....................      559
      12    Advanced Energy Industries, Inc.
              (b).............................      109
      13    Alliance Semiconductor Corp. (b)
              (e).............................       48
      19    Alliant Techsystems, Inc. (b)
              (e).............................    1,254
      32    Amphenol Corp., Class A (b).......    1,161
       4    Applied Signal Technology,
              Inc. ...........................      135
      39    Armor Holdings, Inc. (b)..........    1,813
      94    Arrow Electronics, Inc. (b).......    2,275
      12    Artesyn Technologies, Inc. (b)
              (e).............................      137
      13    ATMI, Inc. (b) (e)................      294
       7    Audiovox Corp., Class A (b) (e)...      115
     136    Axcelis Technologies, Inc. (b)....    1,108
       4    BEI Technologies, Inc. ...........      134
       3    Bel Fuse, Inc., Class B (e).......      116
      15    Benchmark Electronics, Inc. (b)
              (e).............................      518
      17    Brooks Automation, Inc. (b) (e)...      298
       6    Brooktrout, Inc. (b)..............       71
      14    C-COR.net Corp. (b)...............      128
      28    CACI International, Inc. (b)
              (e).............................    1,878
     118    Cadence Design Systems, Inc. (b)
              (e).............................    1,630
      20    Captaris, Inc. (b)................      101
       5    Catapult Communications Corp.
              (b).............................      123
      10    Checkpoint Systems, Inc. (b)......      173
      28    Cognizant Technology Solutions
              Corp. (b) (e)...................    1,186
       9    Coherent, Inc. (b)................      263

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
       6    Cohu, Inc. .......................      116
       7    Commonwealth Telephone
              Enterprises, Inc. (b) (e).......      363
      77    Commscope, Inc. (b) (e)...........    1,447
      37    Credence Systems Corp. (b) (e)....      336
      56    Cree, Inc. (b) (e)................    2,254
      10    CTS Corp. (e).....................      133
       7    Cubic Corp. (e)...................      171
       8    Curtiss-Wright Corp. (e)..........      441
       6    Daktronics, Inc. (b) (e)..........      154
       2    Diebold, Inc. ....................      115
      10    Digi International, Inc. (b)......      164
      35    DRS Technologies, Inc. (b)........    1,505
      11    DSP Group, Inc. (b)...............      246
       7    Dupont Photomasks, Inc. (b).......      178
       6    EDO Corp. (e).....................      187
       8    Electro Scientific Industries,
              Inc. (b)........................      162
      15    Electronics Boutique Holdings
              Corp. (b) (e)...................      649
      10    Engineered Support Systems, Inc.
              (e).............................      607
      13    ESS Technology, Inc. (b) (e)......       93
       9    Esterline Technologies Corp.
              (b).............................      289
      15    Exar Corp. (b)....................      214
     123    Fairchild Semiconductor
              International, Inc. (b).........    2,003
      14    FEI Co. (b) (e)...................      285
      33    Gartner, Inc., Class A (b) (e)....      416
      19    Gencorp, Inc. (e).................      352
      17    Gerber Scientific, Inc. (b).......      131
      21    Harmonic Lightwaves, Inc. (b)
              (e).............................      179
      31    Harris Corp. .....................    1,910
       8    Helix Technology Corp. ...........      134
       2    Hutchinson Technology, Inc. (b)...       64
      13    Imation Corp. ....................      416
       7    Integrated Circuit Systems, Inc.
              (b).............................      145
      33    Integrated Device Technology, Inc.
              (b) (e).........................      381
       9    Inter-Tel, Inc. ..................      257
      34    International Rectifier Corp.
              (b).............................    1,520
      38    Intersil Corp., Class A...........      638
       6    Itron, Inc. (b)...................      146
       5    Keithley Instruments, Inc. .......       93
      23    Kopin Corp. (b)...................       90
       5    Kronos, Inc. (b) (e)..............      270
      19    Kulicke & Soffa Industries, Inc.
              (b) (e).........................      162
      63    Lam Research Corp. (b)............    1,826
      22    LTX Corp. (b) (e).................      172
      43    McData Corp., Class A (b) (e).....      256
      28    Mentor Graphics Corp. (b) (e).....      421
       7    Mercury Computer Systems, Inc. (b)
              (e).............................      195

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 50

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
      11    Methode Electronics, Inc., Class
              A...............................      139
      73    Microchip Technology, Inc. .......    1,940
       5    Micros Systems, Inc. (b) (e)......      411
       8    Moog, Inc., Class A (b)...........      385
       7    MTS Systems Corp. ................      249
      11    Network Equipment Technologies,
              Inc. (b) (e)....................      112
      14    Newport Corp. (b) (e).............      203
      12    NYFIX, Inc. (b) (e)...............       73
       8    Park Electrochemical Corp. (e)....      166
      10    PC-Tel, Inc. (b)..................       79
      12    Pericom Semiconductor Corp. (b)...      115
       4    Photon Dynamics, Inc. (b) (e).....       99
      11    Photronics, Inc. (b) (e)..........      176
      21    Pinnacle Systems, Inc. (b)........      129
       5    Planar Systems, Inc. (b)..........       60
      12    Plantronics, Inc. ................      512
      15    Plexus Corp. (b) (e)..............      192
      26    Polycom, Inc. (b).................      612
      36    Powerwave Technologies, Inc. (b)
              (e).............................      305
      27    Precision Castparts Corp. ........    1,787
      10    Radiant Systems, Inc. (b).........       63
       7    Radisys Corp. (b) (e).............      130
       5    Rudolph Technologies, Inc. (b)
              (e).............................       83
      33    SanDisk Corp. (b) (e).............      812
      11    SBS Technologies, Inc. (b)........      149
      36    Semtech Corp. (b).................      798
       3    Sequa Corp., Class A (b) (e)......      203
      24    Silicon Laboratories, Inc. (b)
              (e).............................      861
     162    Skyworks Solutions, Inc. (b)
              (e).............................    1,526
       5    Standard Microsystems Corp. (b)...       91
      80    Storage Technology Corp. (b)......    2,514
       8    Supertex, Inc. (b)................      171
      17    Symmetricom, Inc. (b) (e).........      163
       9    Synaptics, Inc. (b)...............      268
      40    Synopsys, Inc. (b)................      776
      12    Technitrol, Inc. (b)..............      223
      10    Teledyne Technologies, Inc. (b)...      282
      27    Titan Corp. (b)...................      436
       5    Tollgrade Communications, Inc.
              (b).............................       61
      18    Trimble Navigation Ltd. (b) (e)...      599
       5    Triumph Group, Inc. (b) (e).......      188
       9    Ultratech, Inc. (b) (e)...........      164
      11    Veeco Instruments, Inc. (b) (e)...      240
       8    ViaSat, Inc. (b)..................      189
      15    Vicor Corp. ......................      195
      87    Vishay Intertechnology, Inc. (b)
              (e).............................    1,303
       8    Wilson Greatbatch Technologies,
              Inc. (b)........................      176

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
       6    X-Rite, Inc. (e)..................      100
      22    Zebra Technologies Corp., Class A
              (b).............................    1,231
                                                -------
                                                 59,795
                                                -------
Energy Minerals (3.4%):
       8    Cimarex Energy Co. (b)............      316
      26    Forest Oil Corp. (b) (e)..........      836
       8    Frontier Oil Corp. (e)............      216
      21    Headwaters, Inc. (b) (e)..........      604
      25    Murphy Oil Corp. .................    1,998
      28    Newfield Exploration Co. (b)......    1,681
      18    Noble Energy, Inc. ...............    1,124
      18    Peabody Energy Corp. .............    1,460
      12    Petroleum Development Corp. (b)...      462
      19    Pioneer Natural Resources Co. ....      649
      76    Plains Exploration & Product Co.
              (b).............................    1,981
      41    Pogo Producing Co. ...............    1,998
       8    Remington Oil & Gas Corp., Class B
              (b).............................      219
       4    St. Mary Land & Exploration Corp.
              (e).............................      176
      33    Stone Energy Corp. (b) (e)........    1,469
      19    Swift Energy Co. (b) (e)..........      562
      41    Tesoro Petroleum Corp. (b)........    1,305
       8    Unit Corp. (b)....................      299
      68    Vintage Petroleum, Inc. ..........    1,537
                                                -------
                                                 18,892
                                                -------
Finance (17.3%):
      36    A.G. Edwards, Inc. ...............    1,571
      29    AMB Property Corp. ...............    1,183
      59    American Financial Group, Inc.
              (e).............................    1,836
      43    AmeriCredit Corp. (b).............    1,042
      30    AmerUs Group Co., Class A (e).....    1,353
       7    Anchor Bancorp Wisconsin, Inc. ...      217
      67    Associated Banc Corp. ............    2,214
      55    Astoria Financial Corp. ..........    2,189
      24    Bank of Hawaii Corp. .............    1,199
      30    Banknorth Group, Inc. (e).........    1,108
      11    Bankunited Financial Corp. (b)
              (e).............................      351
       7    Boston Private Financial Holdings,
              Inc. ...........................      189
      19    Brookline Bancorp, Inc. (e).......      309
      12    Capital Automotive REIT (e).......      432
       9    Cash America International,
              Inc. ...........................      265
       3    ChoicePoint, Inc. (b).............      122
     103    Colonial BancGroup, Inc. .........    2,196
       8    Colonial Properties Trust (e).....      332
      40    Commerce Bancorp, Inc. (e)........    2,562
      22    Commercial Federal Corp. .........      648
      15    Commercial Net Lease Realty (e)...      310

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Finance, continued:
      11    Community Bank System, Inc. (e)...      308
       1    CRT Properties, Inc. .............       12
       7    Cullen/Frost Bankers, Inc. .......      340
      17    Delphi Financial Group, Class A...      769
      37    Developers Diversified Realty
              Corp. ..........................    1,632
      12    Dime Community Bancshares.........      218
       9    Downey Financial Corp. ...........      533
      25    East-West Bancorp, Inc. ..........    1,038
       8    Entertainment Properties, Inc.
              (e).............................      357
       8    Essex Property Trust, Inc. .......      691
      24    Everest Re Group Ltd. ............    2,110
      35    Fidelity National Financial,
              Inc. ...........................    1,609
       6    Financial Federal Corp. (b) (e)...      221
      38    First American Financial Corp. ...    1,350
      18    First Bancorp Puerto Rico (e).....    1,161
      17    First Midwest Bancorp, Inc. ......      619
       4    First Republic Bancorp, Inc. .....      219
       5    Firstfed Financial Corp. (b)
              (e).............................      269
      31    FirstMerit Corp. .................      885
      31    Flagstar Bancorp, Inc. (e)........      709
      28    Fremont General Corp. (e).........      711
      11    Gables Residential Trust..........      383
      18    GATX Corp. (e)....................      533
       9    Glenborough Realty Trust, Inc. ...      185
      13    Gold Banc Corp, Inc. .............      190
     101    Hibernia Corp., Class A...........    2,974
      18    Highwoods Properties, Inc. (e)....      492
      13    Horace Mann Educators Corp. ......      241
      23    Hospitality Properties Trust......    1,075
      23    Hudson United Bancorp (e).........      924
      57    Independence Community Bank
              Corp. ..........................    2,415
      17    IndyMac Bancorp, Inc. (e).........      583
      16    Investment Technology Group, Inc.
              (b) (e).........................      321
      20    Investors Financial Services Corp.
              (e).............................      978
       9    Irwin Financial Corp. (e).........      261
      51    Jefferies Group, Inc. (e).........    2,063
       8    Kilroy Realty Corp. ..............      353
       6    Labone, Inc. (b) (e)..............      204
      20    LaBranche & Co., Inc. (b).........      179
      26    LandAmerica Financial Group, Inc.
              (e).............................    1,376
      29    Legg Mason, Inc. .................    2,126
      26    Leucadia National Corp. ..........    1,803
      18    Lexington Corporate Properties
              Trust...........................      398
      30    Liberty Property Trust (e)........    1,294
      22    Mack Cali Realty Corp. ...........    1,021
      11    MAF Bancorp, Inc. (e).............      498
       4    Mercantile Bankshares Corp. ......      216
       8    Nara Bankcorp, Inc. (e)...........      176
      12    NCO Group, Inc. (b) (e)...........      298

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Finance, continued:
      37    New Century Financial Corp. ......    2,346
      35    New Plan Excel Realty Trust.......      961
     100    New York Community Bancorp, Inc.
              (e).............................    2,056
      23    Ohio Casualty Corp. (b) (e).......      538
      55    Old Republic International
              Corp. ..........................    1,386
       4    Parkway Properties, Inc. (e)......      208
       8    Philadelphia Consolidated Holding
              Corp. (b).......................      533
      13    Piper Jaffray Cos., Inc. (b)
              (e).............................      628
      40    PMI Group, Inc. ..................    1,658
       9    Presidential Life Corp. ..........      149
       7    PrivateBancorp, Inc. (e)..........      225
      11    ProAssurance Corp. (b) (e)........      428
      34    Protective Life Corp. ............    1,469
      11    Provident Bankshares Corp. .......      412
       7    Radian Group, Inc. ...............      352
      18    Raymond James Financial, Inc. ....      565
      22    Republic Bancorp, Inc. ...........      335
       9    Rewards Network, Inc. (b).........       63
       9    Riggs National Corp. Washington
              D.C. ...........................      182
       9    RLI Corp. ........................      383
       1    Scpie Holdings, Inc. .............       13
      10    Selective Insurance Group,
              Inc. ...........................      449
      17    Shurgard Storage Centers, Class A
              (e).............................      736
      34    South Financial Group, Inc. ......    1,109
      14    Southwest Bancorp of Texas (e)....      321
       2    Sovereign Bancorp, Inc. ..........       56
       5    Sovran Self Storage, Inc. (e).....      218
      25    StanCorp Financial Group, Inc. ...    2,080
      13    Sterling Bancshares, Inc. (e).....      183
       7    Sterling Financial Corp. (b)......      291
       5    Stewart Information Services
              Corp. ..........................      222
      17    Susquehanna Bancshares, Inc.
              (e).............................      421
       5    SWS Group, Inc. ..................      113
      13    TCF Financial Corp. ..............      426
      22    TrustCo Bank Corp. ...............      297
      15    UICI (e)..........................      511
      15    Umpqua Holdings Corp. ............      384
      16    United Bankshares, Inc. (e).......      608
      46    United Dominion Realty Trust,
              Inc. ...........................    1,139
      28    United Rentals, Inc. (b) (e)......      533
      25    Unitrin, Inc. ....................    1,136
      36    W.R. Berkley Corp. ...............    1,694
      42    Waddell & Reed Financial, Inc.,
              Class A.........................    1,001
      30    Washington Federal, Inc. .........      787
      12    Waypoint Financial Corp. .........      351
      22    Webster Financial Corp. ..........    1,106
      31    Weinharten Realty Investors.......    1,248

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 52

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Finance, continued:
      12    Westamerica Bancorp (e)...........      678
      15    Whitney Holding Corp. ............      669
       7    World Acceptance Corp. (b)........      182
       7    Zenith National Insurance Corp.
              (e).............................      349
                                                -------
                                                 95,137
                                                -------
Health Services (4.2%):
      57    Accredo Health, Inc. (b)..........    1,584
       0    Amedisys, Inc. (b) (e)............        9
      10    Amsurg Corp. (b) (e)..............      302
      17    Apria Healthcare Group, Inc. (b)
              (e).............................      555
      17    Centene Corp. (b).................      488
      21    Cerner Corp. (b) (e)..............    1,132
      62    Community Health Systems, Inc.
              (b).............................    1,738
      18    Covance, Inc. (b).................      714
      28    Coventry Health Care, Inc. (b)....    1,491
      10    Cross Country Healthcare, Inc. (b)
              (e).............................      189
       9    Cryolife, Inc. (b)................       60
      12    Dendrite International, Inc.
              (b).............................      231
      32    First Health Group Corp. (b)......      594
       9    Gentiva Health Services, Inc. (b)
              (e).............................      146
      47    Health Net, Inc., Class A (b)
              (e).............................    1,367
      24    Hooper Holmes, Inc. ..............      141
       7    LCA- Vision, Inc. ................      171
       8    LifePoint Hospitals, Inc. (b)
              (e).............................      265
      44    Lincare Holdings, Inc. (b) (e)....    1,856
      10    NDCHealth Corp. (e)...............      195
      17    Odyssey Healthcare, Inc. (b)......      237
      50    Omnicare, Inc. ...................    1,744
      18    Orthodontic Centers of America (b)
              (e).............................      116
      35    PacifiCare Health Systems, Inc.
              (b) (e).........................    1,968
       8    Parexel International Corp. (b)
              (e).............................      153
       5    Pharmaceutical Product
              Development, Inc. (b)...........      226
      17    Province Healthcare Co. (b).......      382
       5    Rehabcare Group, Inc. (b) (e).....      144
      16    Renal Care Group, Inc. (b)........      588
      15    Sierra Health Services (b) (e)....      841
       9    Stericycle, Inc. (b)..............      417
      15    Sunrise Assisted Living, Inc. (b)
              (e).............................      679
      60    Triad Hospitals, Inc. (b).........    2,219
      11    VCA Antech, Inc. (b) (e)..........      219
       7    VISX, Inc. (b)....................      177
                                                -------
                                                 23,338
                                                -------
Health Technology (6.1%):
      68    Alpharma, Inc., Class A (e).......    1,157
      12    American Medical Systems Holdings,
              Inc. (b)........................      489
       4    Analogic Corp. ...................      182
      23    Arqule, Inc. (b)..................      130

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Health Technology, continued:
       7    Arthrocare Corp. (b) (e)..........      216
      30    Barr Pharmaceuticals, Inc. (b)....    1,387
      32    Beckman Coulter, Inc. ............    2,157
       8    Biolase Technology, Inc. (e)......       87
       6    Biosite, Inc. (b) (e).............      349
       5    Bradley Pharmaceuticals, Inc.,
              Class A (b) (e).................      105
      44    Cephalon, Inc. (b) (e)............    2,213
      22    Charles River Laboratories
              International, Inc. (b) (e).....    1,031
       9    Conmed Corp. (b) (e)..............      242
      31    Cooper Cos., Inc. (e).............    2,169
       4    Datascope Corp. ..................      176
      52    Dentsply International, Inc. .....    2,916
       8    Diagnostic Products Corp. ........      426
      56    Edwards Lifesciences Corp. (b)....    2,315
       9    Enzo Biochem, Inc. (b) (e)........      184
       7    Haemonetics Corp. (b).............      242
      26    Hillenbrand Industries, Inc. .....    1,434
       6    Hologic, Inc. (b).................      157
       4    ICU Medical, Inc. (b) (e).........      118
       8    Idexx Laboratories, Inc. (b)......      418
       7    Inamed Corp. (b)..................      446
      11    Integra Lifesciences Corp. (b)
              (e).............................      399
       7    Intermagnetics General Corp.
              (b).............................      188
      10    Invacare Corp. (e)................      472
       9    Invitrogen Corp. (b)..............      623
      74    IVAX Corp. (b) (e)................    1,171
       4    Kensey Nash Corp. (b) (e).........      141
      51    Medicis Pharmaceuticals, Inc.,
              Class A (e).....................    1,775
       7    Mentor Corp. (e)..................      247
      10    Merit Medical Systems, Inc. (b)...      147
      89    Millennium Pharmaceuticals, Inc.
              (b).............................    1,079
       7    Noven Pharmaceuticals, Inc. (b)...      115
       5    Osteotech, Inc. (b)...............       29
       5    Possis Medical, Inc. (b)..........       71
      48    Protein Design Labs, Inc. (b)
              (e).............................      990
      20    Regeneron Pharmaceuticals, Inc.
              (b) (e).........................      188
       4    Resmed, Inc. (b) (e)..............      224
      17    Respironics, Inc. (b) (e).........      942
      22    Savient Pharmaceuticals, Inc.
              (b).............................       59
       7    Sepracor, Inc. (b) (e)............      418
       0    SFBC International, Inc. (b)
              (e).............................       12
      39    Steris Corp. (b)..................      923
       6    Surmodics, Inc. (b) (e)...........      182
      21    Theragenics Corp. (b).............       85
      37    Varian Medical Systems, Inc.
              (b).............................    1,611
      55    Vertex Pharmaceuticals, Inc. (b)
              (e).............................      577

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Health Technology, continued:
       8    Viasys Healthcare, Inc. (b).......      151
       4    Vital Signs, Inc. ................      152
                                                -------
                                                 33,717
                                                -------
Industrial Services (5.0%):
       4    Atwood Oceanics, Inc. (b) (e).....      217
      26    Cal Dive International, Inc. (b)
              (e).............................    1,046
       9    Carbo Ceramics, Inc. (e)..........      642
      11    Cooper Cameron Corp. (b)..........      587
       6    Dril-Quip, Inc. (b)...............      154
       5    Emcor Group, Inc. (b).............      227
       9    ENSCO International, Inc. (e).....      285
      15    FMC Technologies, Inc. (b)........      489
      15    Granite Construction, Inc. (e)....      406
      83    Grant Prideco, Inc. (b)...........    1,665
      22    Hanover Compressor Co. (b) (e)....      308
      12    Harsco Corp. .....................      691
       7    Hydril Co. (b)....................      317
      27    Input/Output, Inc. (b) (e)........      237
       8    Insituform Technologies, Inc. (b)
              (e).............................      180
       7    Ionics, Inc. (b) (e)..............      322
      42    Lone Star Technologies, Inc.
              (b).............................    1,403
      52    Maverick Tube Corp. (b) (e).......    1,587
      28    National-Oilwell, Inc. (b) (e)....      987
      15    Oceaneering International, Inc.
              (b).............................      543
      24    Offshore Logistics, Inc. (b)
              (e).............................      794
      34    Overseas Shipholding Group,
              Inc. ...........................    1,877
      43    Quanta Services, Inc. (b) (e).....      343
      45    Republic Services, Inc. ..........    1,526
       5    Seacor Smit, Inc. (b).............      282
      15    Shaw Group, Inc. (b) (e)..........      260
      17    Smith International, Inc. (b).....      951
       6    Tetra Technologies, Inc. (b)......      181
      10    Tidewater, Inc. ..................      343
      25    URS Corp. (b).....................      790
      38    Varco International, Inc. (b).....    1,108
      60    Veritas DGC, Inc. (b) (e).........    1,355
       9    W-H Energy Services, Inc. (b).....      195
      52    Waste Connections, Inc. (b) (e)...    1,764
      44    Weatherford International Ltd. (b)
              (e).............................    2,264
      37    Western Gas Resources, Inc. ......    1,073
                                                -------
                                                 27,399
                                                -------
Non-Energy Minerals (1.8%):
      11    Aleris International, Inc. (b)....      180
      10    AMCOL International Corp. (e).....      209
      14    Belden CDT, Inc. (e)..............      332
       4    Brush Engineered Materials, Inc.
              (b).............................       78
       6    Carpenter Technology Corp. .......      348
       9    Century Aluminum Co. (b) (e)......      239
       3    Cleveland Cliffs, Inc. (e)........      289

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Non-Energy Minerals, continued:
       4    Deltic Timber Corp. (e)...........      152
       6    Elkcorp (e).......................      199
      15    Florida Rock Industries, Inc. ....      891
       5    Quanex Corp. (e)..................      368
      18    Rayonier, Inc. ...................      887
      39    Reliance Steel & Aluminum Co. ....    1,520
       8    Ryerson Tull, Inc. (e)............      124
      55    Steel Dynamics, Inc. (e)..........    2,069
       6    Texas Industries, Inc. (e)........      393
       6    Universal Forest Products,
              Inc. ...........................      253
      60    Worthington Industries, Inc. .....    1,178
                                                -------
                                                  9,709
                                                -------
Process Industries (3.8%):
       9    A. Schulman, Inc. (e).............      199
      11    Airgas, Inc. .....................      300
      12    Albany International Corp. .......      426
      12    AptarGroup, Inc. .................      648
       7    Arch Chemicals, Inc. (e)..........      192
       9    Brady Corp., Class A..............      545
      11    Buckeye Technologies, Inc. (b)....      137
      15    Cabot Corp. ......................      585
       7    Cambrex Corp. ....................      189
       8    Caraustar Industries, Inc. (b)
              (e).............................      141
       5    Chesapeake Corp. .................      124
       7    Corn Products International,
              Inc. ...........................      367
       8    Cytec Industries, Inc. ...........      405
      18    Donaldson Co., Inc. ..............      600
      17    Ferro Corp. ......................      403
      41    FMC Corp. (b).....................    1,995
      39    Georgia Gulf Corp. ...............    1,951
      13    Glatfelter Co. ...................      197
       8    H.B. Fuller Co. ..................      225
      16    Longview Fibre Co. ...............      297
      31    Lubrizol Corp. ...................    1,148
       4    Lydall, Inc. (b)..................       48
      64    Lyondell Chemical Co. ............    1,851
      11    Macdermid, Inc. (e)...............      400
       3    Material Sciences Corp. (b).......       62
       4    Mobile Mini, Inc. (b) (e).........      141
      10    Myers Industries, Inc. ...........      126
      48    OM Group, Inc. (b)................    1,552
      27    Omnova Solutions, Inc. (b)........      150
      28    Polyone Corp. (b).................      255
       5    Pope & Talbot, Inc. ..............       85
      17    Potlatch Corp. (e)................      838
       2    Quaker Chemical Corp. ............       62
       8    Rock-Tenn Co., Class A............      126
     105    RPM International, Inc. ..........    2,060
      16    Sensient Technologies Corp. ......      377
      26    Sonoco Products Co. ..............      777

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 54

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Process Industries, continued:
      13    Valspar Corp. ....................      653
      16    Wausau-Mosinee Paper Corp. .......      294
       5    WD-40 Co. ........................      135
      12    Wellman, Inc. ....................      125
                                                -------
                                                 21,191
                                                -------
Producer Manufacturing (6.1%):
      16    Acuity Brands, Inc. ..............      496
      91    AGCO Corp. (b)....................    1,989
      16    Ametek, Inc. .....................      583
       8    Apogee Enterprises, Inc. .........      113
      37    Arvinmeritor, Inc. ...............      828
       6    Astec Industries, Inc. (b)........      102
      10    Baldor Electric Co. (e)...........      279
      25    Borg Warner, Inc. ................    1,350
       8    C&D Technologies, Inc. ...........      133
      14    Carlisle Cos., Inc. ..............      926
       6    Ceradyne, Inc. (b)................      336
      11    Commercial Metals Co. (e).........      537
      21    Crane Co. ........................      616
       5    Cuno, Inc. (b)....................      294
       6    Dionex Corp. (b) (e)..............      364
      34    Energizer Holdings, Inc. (b)
              (e).............................    1,710
      27    Flowserve Corp. (b)...............      753
       5    Gardner Denver Machinery, Inc.
              (b).............................      171
      47    Graco, Inc. ......................    1,739
      10    Griffon Corp. (b).................      265
      23    Hubbell, Inc., Class B............    1,206
      11    IDEX Corp. .......................      442
      15    Interface, Inc. (b)...............      152
      13    JLG Industries, Inc. (e)..........      249
       7    Kaman Corp., Class A..............       85
      10    Kaydon Corp. (e)..................      341
      11    Kennametal, Inc. (e)..............      553
      40    Lear Corp. .......................    2,438
      22    Lennox International, Inc. (e)....      438
       4    Lindsay Manufacturing Co. ........       96
       7    Littelfuse, Inc. (b) (e)..........      243
      10    Magnetek, Inc. (b) (e)............       69
      26    Manitowoc Co., Inc. ..............      991
       6    Martin Marietta Materials,
              Inc. ...........................      345
      18    Milacron, Inc. (b) (e)............       62
      11    Modine Manufacturing Co. .........      359
      13    Mueller Industries, Inc. .........      412
       5    Neenah Paper, Inc. (b) (e)........      178
      13    Nordson Corp. ....................      523
      17    Oshkosh Truck Corp. ..............    1,144
      12    Paxar Corp. (b)...................      275
      22    Pentair, Inc. ....................      965
      57    Rayovac Corp. (b).................    1,744
       7    Regal Beloit Corp. (e)............      211

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Producer Manufacturing, continued:
       4    Robbins & Myers, Inc. ............      106
       6    RTI International Metals, Inc. (b)
              (e).............................      118
      18    Simpson Manufacturing Co.,
              Inc. ...........................      620
       9    Smith (A.O.) Corp. (e)............      264
       4    Standex International Corp. (e)...      110
       3    Steel Technologies, Inc. (e)......       88
       9    Stewart & Stevenson Services,
              Inc. ...........................      173
       6    Tecumseh Products Co. (e).........      266
       7    Teleflex, Inc. ...................      370
      21    Thomas & Betts Corp. (b)..........      641
       5    Thomas Industries, Inc. ..........      186
      32    Timken Co. .......................      828
      11    Tredegar Industries Corp. ........      232
       7    Valmont Industries, Inc. .........      184
      17    Varian, Inc. (b)..................      705
      10    Wabash National Corp. (b).........      281
      10    Watts Industries, Inc., Class A...      315
       4    Wolverine Tube, Inc. (b)..........       55
       3    Woodward Governor Co. ............      243
      22    York International Corp. (e)......      759
                                                -------
                                                 33,649
                                                -------
Retail Trade (7.1%):
      39    Abercrombie & Fitch Co., Class
              A...............................    1,813
      26    Advance Auto Parts, Inc. (b)......    1,126
      55    Aeropostale, Inc. (b) (e).........    1,622
      49    American Eagle Outfitters,
              Inc. ...........................    2,317
      36    Ann Taylor Stores Corp. (b).......      782
      58    Barnes & Noble, Inc. (b)..........    1,862
      66    BJ's Wholesale Club, Inc. (b)
              (e).............................    1,914
      73    Borders Group, Inc. ..............    1,855
       4    Building Material Holding Co. ....      150
      14    Burlington Coat Factory Warehouse
              Corp. ..........................      320
      15    Casey's General Stores, Inc. .....      270
       7    Cato Corp., Class A...............      215
      14    Christopher & Banks Corp. (e).....      262
      45    Claire's Stores, Inc. ............      951
       5    CPI Corp. ........................       63
      24    Dollar Tree Stores, Inc. (b)......      690
       9    Dress Barn, Inc. (b) (e)..........      158
       6    Fastenal Co. (e)..................      357
      64    Foot Locker, Inc. ................    1,726
      43    GameStop Corp., Class B (b).......      966
       7    Genesco, Inc. (b) (e).............      204
      10    Goody's Family Clothing, Inc. ....       89
      21    Great Atlantic & Pacific Tea, Inc.
              (b) (e).........................      216
       9    Group 1 Automotive, Inc. (b)......      268
      13    Guitar Center, Inc. (b) (e).......      683
       8    Gymboree Corp. (b)................      100

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Retail Trade, continued:
       6    Hancock Fabrics, Inc. (e).........       60
       7    Haverty Furniture Cos., Inc. .....      125
       8    Hibbet Sporting Goods, Inc. (b)...      210
      26    Hot Topic, Inc. (b) (e)...........      447
      62    Insight Enterprises, Inc. (b)
              (e).............................    1,272
       6    J. Jill Group, Inc. (b)...........       88
       6    Jo-Ann Stores, Inc. (b)...........      161
       5    Linens 'N Things, Inc. (b)........      120
      18    Longs Drug Stores, Inc. ..........      489
      25    Men's Wearhouse, Inc. (b) (e).....      811
      48    Michael's Stores, Inc. ...........    1,429
       6    Midas, Inc. (b)...................      113
      11    Movie Gallery, Inc. (e)...........      208
      20    Neiman-Marcus Group, Inc., Class A
              (e).............................    1,453
      13    O'Reilly Automotive, Inc. (b)
              (e).............................      565
      37    Pacific Sunwear of California,
              Inc. (b)........................      827
      16    Payless Shoesource, Inc. (b)
              (e).............................      197
      35    Pep Boys-Manny, Moe & Jack........      598
      12    Regis Corp. ......................      553
      34    Rent-A-Center, Inc. (b)...........      904
      14    Ruddick Corp. ....................      309
      54    Saks, Inc. (e)....................      782
       9    Shopko Stores, Inc. (b)...........      161
      15    Sonic Automotive, Inc. (e)........      371
       6    Stage Stores, Inc. (b)............      267
      12    Stein Mart, Inc. (b)..............      212
       6    TBC Corp. (b) (e).................      176
      23    Too, Inc. (b).....................      566
      14    Tractor Supply Co. (b)............      526
       8    Whole Foods Market, Inc. (e)......      754
      33    Williams-Sonoma, Inc. (b).........    1,167
      62    Zale Corp. (b)....................    1,839
                                                -------
                                                 38,739
                                                -------
Technology Services (3.7%):
      20    Acxiom Corp. .....................      514
      11    Agilysys, Inc. (e)................      189
      10    Altiris, Inc. (b) (e).............      346
       9    Ansys, Inc. (b)...................      279
      62    BISYS Group, Inc. (b).............    1,023
       6    Black Box Corp. ..................      287
       9    Carreker Corp. (b)................       77
      18    Certegy, Inc. ....................      657
      28    Checkfree Corp. (b) (e)...........    1,055
      19    Ciber, Inc. (b) (e)...............      185
       6    Concord Communications, Inc.
              (b).............................       66
      66    CSG Systems International, Inc.
              (b) (e).........................    1,229
       4    Curative Health Services, Inc.
              (b).............................       25
      15    Digital Insight Corp. (b).........      269
      50    DST Systems, Inc. (b) (e).........    2,585

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Technology Services, continued:
      14    eFunds Corp. (b)..................      335
       6    EPIQ Systems, Inc. (b) (e)........       86
      16    Fair Issac & Co., Inc. (e)........      583
      10    FindWhat.com (b) (e)..............      185
       7    j2 Global Communications, Inc.
              (b).............................      240
      22    Jack Henry & Assoc., Inc. ........      442
      11    JDA Software Group, Inc. (b)......      145
      39    Keane, Inc. (b) (e)...............      578
      64    Macrovision Corp. (b).............    1,650
      10    Mantech International Corp., Class
              A (b) (e).......................      241
       9    MapInfo Corp. (b).................      111
      47    McAfee, Inc. (b) (e)..............    1,361
      10    MRO Software, Inc. (b) (e)........      134
       7    Pegasus Solutions, Inc. (b) (e)...       93
       6    Phoenix Technologies Ltd. (b).....       45
      10    Progress Software Corp. (b).......      227
      20    Retek, Inc. (b)...................      126
      10    Reynolds & Reynolds Co., Class
              A...............................      271
      16    Serena Software, Inc. (b) (e).....      347
       8    SPSS, Inc. (b)....................      125
      50    Sybase, Inc. (b)..................      996
       4    Talx Corp. .......................      111
      27    Tech Data Corp. (b)...............    1,234
      14    Transaction Systems Architects,
              Inc., Class A (b)...............      270
      40    UTStarcom, Inc. (b) (e)...........      878
      13    Verity, Inc. (b)..................      177
       7    Websense, Inc. (b) (e)............      333
      22    Wind River Systems, Inc. (b)......      301
      11    Zix Corp. (b) (e).................       59
                                                -------
                                                 20,470
                                                -------
Transportation (2.7%):
      18    Alaska Air Group, Inc. (b) (e)....      619
      16    Alexander & Baldwin, Inc. (e).....      660
      30    Arkansas Best Corp. (e)...........    1,360
      21    C.H. Robinson Worldwide, Inc. ....    1,170
      25    CNF, Inc. ........................    1,263
      20    EGL, Inc. (b) (e).................      608
      12    Expeditors International of
              Washington, Inc. ...............      695
       9    Frontier Airlines, Inc. (b).......      101
      22    Heartland Express, Inc. (e).......      486
      16    J.B. Hunt Transport Services,
              Inc. ...........................      699
       7    Kirby Corp. (b)...................      320
      19    Knight Transportation, Inc. (e)...      466
       3    Landstar System, Inc. (b) (e).....      220
      10    Mesa Air Group, Inc. (b)..........       78
      52    Skywest, Inc. (e).................    1,046
      62    Swift Transportation Co., Inc. (b)
              (e).............................    1,334

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 56

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Transportation, continued:
       9    USF Corp. (e).....................      335
      41    Werner Enterprises, Inc. .........      939
      41    Yellow Corp. (b)..................    2,303
                                                -------
                                                 14,702
                                                -------
Utilities (5.8%):
      38    AGL Resources, Inc. ..............    1,256
      40    Alliant Energy Corp. .............    1,146
       5    American States Water Co. (e).....      125
      34    Aqua America, Inc. ...............      836
      78    Aquila, Inc. (b) (e)..............      286
      56    Atmos Energy Corp. ...............    1,523
      14    Avista Corp. .....................      253
      11    Black Hills Corp. ................      339
       3    Cascade Natural Gas Corp. (e).....       66
       6    Central Vermont Public Services
              Corp. ..........................      140
       5    CH Energy Group, Inc. (e).........      235
       3    Chemed Corp. (e)..................      199
      16    Cleco Corp. (e)...................      321
      59    DPL, Inc. ........................    1,471
      15    El Paso Electric Co. (b)..........      285
       5    Energen Corp. ....................      289
      43    Energy East Corp. ................    1,147
      25    Equitable Resources, Inc. ........    1,518
      35    Great Plains Energy, Inc. (e).....    1,071
       8    Green Mountain Power Corp. .......      242
      19    Hawaiian Electric Industries, Inc.
              (e).............................      550
      14    Idacorp, Inc. ....................      417
      54    MDU Resources Group, Inc. ........    1,430
      40    National Fuel Gas Co. (e).........    1,133
       8    New Jersey Resources Corp. (e)....      362
      74    Northeast Utilities...............    1,394
       8    Northwest Natural Gas Co. (e).....      256
      66    Oneok, Inc. ......................    1,886
     106    Pepco Holdings, Inc. .............    2,258
      25    Puget Energy, Inc. ...............      619

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Utilities, continued:
      16    Questar Corp. ....................      795
      69    Scana Corp. ......................    2,720
      43    Sierra Pacific Resources (b)
              (e).............................      448
      10    Southwest Gas Corp. ..............      249
      19    Southwestern Energy Co. (b) (e)...      985
       5    The Laclede Group, Inc. ..........      169
       4    UIL Holdings Corp. (e)............      200
      10    Unisource Energy Corp. (e)........      242
      29    Vectren Corp. ....................      769
      16    WGL Holdings, Inc. (e)............      483
      49    Wisconsin Energy Corp. ...........    1,635
      11    WPS Resources Corp. (e)...........      538
                                                -------
                                                 32,286
                                                -------
  Total Common Stocks                           551,674
                                                -------
U.S. TREASURY OBLIGATIONS (0.3%):
U.S. Treasury Bills (0.3%):
     800    1.84%, 3/17/05 (d)................      797
   1,130    2.17%, 3/24/05 (d) (e)............    1,124
                                                -------
  Total U.S. Treasury Obligations                 1,921
                                                -------
INVESTMENT COMPANIES (6.0%):
  33,154    One Group Prime Money Market Fund,
              Class I (c).....................   33,154
                                                -------
  Total Investment Companies                     33,154
                                                -------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (22.9%):
 126,641    Pool of various securities for One
              Group Equity Funds -- footnote 2
              (Securities Lending)............  126,641
                                                -------
  Total Short-Term Securities Held as
  Collateral for Securities Lending             126,641
                                                -------
Total (Cost $602,566) (a)                       713,390
                                                =======

------------
Percentages indicated are based on net assets of $552,219.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $116,245
                   Unrealized depreciation......................    (5,421)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $110,824
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

(d) Serves as collateral for futures contracts.

(e) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

Amounts shown as 0 rounded to less than 1,000.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

The following table presents the portfolio investments of the Fund by industry classifications as a percentage of net assets:

                                     Industry                     Percentage
                                     --------                     ----------
                   Commercial Services..........................      3.4%
                   Communications...............................      0.1%
                   Consumer Durables............................      6.3%
                   Consumer Non-Durables........................      3.9%
                   Consumer Services............................      6.7%
                   Distribution Services........................      1.7%
                   Electronic Technology........................     10.9%
                   Energy Minerals..............................      3.4%
                   Finance......................................     17.3%
                   Health Services..............................      4.2%
                   Health Technology............................      6.1%
                   Industrial Services..........................      5.0%
                   Money Market Funds...........................      6.0%
                   Non-Energy Minerals..........................      1.8%
                   Process Industries...........................      3.8%
                   Producer Manufacturing.......................      6.1%
                   Retail Trade.................................      7.1%
                   Securities held as collateral for Securities
                     Lending....................................     22.9%
                   Technology Services..........................      3.7%
                   Transportation...............................      2.7%
                   Utilities....................................      5.8%
                   U.S. Treasury Obligations....................      0.3%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

 58

ONE GROUP TECHNOLOGY FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION          VALUE($)
---------   -----------------------------------  --------
 COMMON STOCKS (98.2%):
Consumer Services (0.6%):
     10     Time Warner, Inc. (b)..............      191
                                                  ------
Distribution Services (1.0%):
      5     CDW Corp. .........................      332
                                                  ------
Electronic Technology (62.2%):
      5     Adtran, Inc. ......................       98
     10     Altera Corp. (b)...................      197
      4     Amphenol Corp., Class A (b)........      162
      8     Analog Devices, Inc. ..............      310
     10     Andrew Corp. (b)...................      133
     14     Apple Computer, Inc. (b)...........      889
     18     Applied Materials, Inc. (b)........      311
     17     Atheros Communications, Inc. (b)
              (d)..............................      171
     22     Avaya, Inc. (b)....................      372
      6     Broadcom Corp., Class A (b)........      178
    118     Cisco Systems, Inc. (b)............    2,284
     40     Corning, Inc. (b)..................      476
     24     Dell, Inc. (b).....................    1,011
     10     Electronics for Imaging, Inc. (b)
              (d)..............................      165
     26     EMC Corp. (b)......................      385
      5     Freescale Semiconductor, Inc.
              (b)..............................      100
     56     Hewlett-Packard Co. ...............    1,174
     96     Intel Corp. .......................    2,249
     20     International Business Machines
              Corp. ...........................    1,972
     17     Juniper Networks, Inc. (b).........      462
      4     KLA-Tencor Corp. (b)...............      163
      8     Linear Technology Corp. ...........      295
      7     Maxim Integrated Products, Inc. ...      301
     49     Motorola, Inc. ....................      846
      7     NCR Corp. (b)......................      512
     16     Network Appliance, Inc. (b)........      538
     10     NVIDIA Corp. (b) (d)...............      233
     11     Omnivision Technologies, Inc. (b)
              (d)..............................      198
     34     Qualcomm, Inc. ....................    1,459
      6     Research in Motion Ltd. (b)........      486
     14     STMicroelectronics, ADR (d)........      267
    142     Sun Microsystems, Inc. (b).........      762
     14     Tekelec (b)........................      282
     14     Teradyne, Inc. (b).................      239
     33     Texas Instruments, Inc. ...........      820
                                                  ------
                                                  20,500
                                                  ------

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION          VALUE($)
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Retail Trade (0.5%):
      4     Amazon.Com, Inc. (b) (d)...........      173
                                                  ------
Technology Services (33.9%):
      6     Adobe Systems, Inc. ...............      396
      4     Affiliated Computer Services, Inc.,
              Class A (b) (d)..................      241
      7     Ask Jeeves, Inc. (b) (d)...........      187
     14     Automatic Data Processing, Inc. ...      612
     23     Computer Associates International,
              Inc. ............................      702
      5     Computer Sciences Corp. (b)........      276
      7     eBay, Inc. (b).....................      860
      7     Electronic Arts, Inc. (b) (d)......      419
      4     Equinix, Inc. (b) (d)..............      171
     14     First Data Corp. ..................      587
    116     Microsoft Corp. ...................    3,105
     86     Oracle Corp. (b)...................    1,174
     14     Paychex, Inc. .....................      467
     11     SunGard Data Systems, Inc. (b).....      320
     15     Verisign, Inc. (b).................      510
     31     Yahoo!, Inc. (b) (d)...............    1,149
                                                  ------
                                                  11,176
                                                  ------
  Total Common Stocks                             32,372
                                                  ------
INVESTMENT COMPANIES (1.9%):
    620     One Group Prime Money Market Fund,
              Class I (c)......................      620
                                                  ------
  Total Investment Companies                         620
                                                  ------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (9.7%):
  3,202     Pool of various securities for One
              Group Equity Funds -- footnote 2
              (Securities Lending).............    3,202
                                                  ------
  Total Short-Term Securities Held as
  Collateral for   Securities Lending              3,202
                                                  ------
Total (Cost $35,696) (a)                          36,194
                                                  ======

------------
Percentages indicated are based on net assets of $32,965.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $5,662
                   Unrealized depreciation......................  (5,164)
                                                                  ------
                   Net unrealized appreciation (depreciation)...  $  498
                                                                  ======

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

ONE GROUP TECHNOLOGY FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

(d) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

ADR American Depositary Receipt

The following table presents the portfolio investments of the Fund by industry classifications as a percentage of net assets:

                                     Industry                     Percentage
                                     --------                     ----------
                   Consumer Services............................      0.6%
                   Distribution Services........................      1.0%
                   Electronic Technology........................     62.2%
                   Money Market Funds...........................      1.9%
                   Retail Trade.................................      0.5%
                   Securities held as collateral for Securities
                     Lending....................................      9.7%
                   Technology Services..........................     33.9%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

 60

ONE GROUP HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION          VALUE($)
---------   -----------------------------------  --------
 COMMON STOCKS (96.2%):
Health Services (11.7%):
      5     Aetna, Inc. .......................      586
     10     Caremark Rx, Inc. (b)..............      394
     42     Incyte Genomics, Inc. (b) (d)......      417
     12     PacifiCare Health Systems, Inc.
              (b)..............................      656
      4     WellPoint, Inc. (b)................      414
                                                  ------
                                                   2,467
                                                  ------
Health Technology (84.5%):
     22     Adolor Corp. (b) (d)...............      219
     17     Amgen, Inc. (b)....................    1,101
     22     Atherogenics, Inc. (b) (d).........      514
      8     Bausch & Lomb, Inc. ...............      535
     24     Baxter International, Inc. ........      839
     15     Biogen Idec, Inc. (b)..............    1,026
     14     Boston Scientific Corp. (b)........      501
     25     Celgene Corp. (b)..................      663
     19     CV Therapeutics, Inc. (b) (d)......      428
     14     Eli Lilly & Co. ...................      772
     19     Eon Labs, Inc. (b) (d).............      500
     11     Forest Laboratories, Inc. (b)......      507
     20     Genentech, Inc. (b)................    1,089
      7     Genzyme Corp. (b)..................      412
     16     Gilead Sciences, Inc. (b)..........      556
     35     Johnson & Johnson (d)..............    2,187
      8     Medicis Pharmaceuticals, Inc.,
              Class A (d)......................      270

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION          VALUE($)
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Health Technology, continued:
     31     Merck & Co., Inc. .................    1,000
     15     OSI Pharmaceuticals, Inc. (b)......    1,093
     17     Sepracor, Inc. (b).................    1,009
     14     St. Jude Medical, Inc. (b).........      587
     21     Valeant Pharmaceuticals, Inc. .....      540
     22     Wyeth..............................      917
      8     Zimmer Holdings, Inc. (b)..........      633
                                                  ------
                                                  17,898
                                                  ------
  Total Common Stocks                             20,365
                                                  ------
INVESTMENT COMPANIES (4.3%):
    906     One Group Prime Money Market Fund,
              Class I (c)......................      906
                                                  ------
  Total Investment Companies                         906
                                                  ------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
  SECURITIES LENDING (21.2%):
  4,483     Pool of various securities for One
              Group Equity Funds -- footnote 2
              (Securities Lending).............    4,483
                                                  ------
  Total Short-Term Securities Held as
  Collateral for Securities Lending                4,483
                                                  ------
Total (Cost $23,128) (a)                          25,754
                                                  ======

------------
Percentages indicated are based on net assets of $21,155.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $3,508
                   Unrealized depreciation......................    (882)
                                                                  ------
                   Net unrealized appreciation (depreciation)...  $2,626
                                                                  ======

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

(d) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

The following table presents the portfolio investments of the Fund by industry classifications as a percentage of net assets:

                   INDUSTRY                                       PERCENTAGE
                   --------                                       ----------
                   Health Services..............................     11.7%
                   Health Technology............................     84.5%
                   Money Market Funds...........................      4.3%
                   Securities held as collateral for Securities
                     Lending....................................     21.2%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

ONE GROUP MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES           SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
 COMMON STOCKS (91.8%):
Commercial Services (1.6%):
     30     Allete, Inc. ....................      1,112
    165     Brinks Co. ......................      6,534
     49     Catalina Marketing Corp. ........      1,460
    347     IKON Office Solutions, Inc. .....      4,012
     83     R.H. Donnelley Corp. (b).........      4,886
     38     Resources Connection, Inc. (b)...      2,090
                                               ---------
                                                  20,094
                                               ---------
Communications (0.4%):
    392     Alamosa Holdings, Inc. (b).......      4,886
                                               ---------
Consumer Durables (6.4%):
    356     Activision, Inc. (b).............      7,175
     46     Beazer Homes USA, Inc. ..........      6,716
     64     Black & Decker Corp. ............      5,639
     38     Camden Property Trust............      1,922
     26     CBL & Associates Properties......      1,973
    138     D.R. Horton, Inc. ...............      5,565
    162     Eastman Kodak Co. ...............      5,215
    295     Ford Motor Co. ..................      4,319
     49     General Motors Corp. ............      1,972
     13     Hovnanian Enterprises Inc., Class
              A (b)..........................        666
      6     KB Home..........................        638
     66     MDC Holdings, Inc. ..............      5,701
     14     Meritage Corp. (b)...............      1,610
      7     NVR, Inc. (b)....................      5,609
    286     Owens-Illinois, Inc. (b).........      6,471
     39     Pulte Homes, Inc. ...............      2,468
     99     Ryland Group, Inc. ..............      5,704
     81     Standard Pacific Corp. ..........      5,189
     17     Toll Brothers, Inc. (b)..........      1,172
     59     WCI Communities, Inc. (b)........      1,725
                                               ---------
                                                  77,449
                                               ---------
Consumer Non-Durables (4.9%):
    199     American Greetings Corp., Class
              A..............................      5,034
    343     Del Monte Foods Co. (b)..........      3,784
    112     Kellwood Co. ....................      3,872
    308     Liberty Media Corp. (b)..........      3,384
    101     Loews Corp. -- Carolina Group....      2,930
    168     Pepsi Bottling Group, Inc. ......      4,551
    115     Pilgrim's Pride Corp. ...........      3,518
     63     Ralcorp Holdings, Inc. ..........      2,624
     89     Reebok International Ltd. .......      3,913
     70     Reynolds American, Inc. .........      5,538
    215     Sara Lee Corp. ..................      5,191
    190     Smithfield Foods, Inc. (b).......      5,631
     54     Timberland Co., Class A (b)......      3,373
     63     V.F. Corp. ......................      3,480
    111     Wolverine World Wide, Inc. ......      3,490
                                               ---------
                                                  60,313
                                               ---------

 SHARES           SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Consumer Services (4.5%):
     24     Ameristar Casinos, Inc. .........      1,025
     56     Boyd Gaming Corp. ...............      2,323
     49     Career Education Corp. (b).......      1,975
     35     Carnival Corp. ..................      2,003
     77     CEC Entertainment, Inc. (b)......      3,060
    212     Cendant Corp. ...................      4,947
     93     Clear Channel Communications,
              Inc. ..........................      3,114
     36     Gannett Co., Inc. ...............      2,912
     66     Harrah's Entertainment, Inc. ....      4,432
    143     Jack in the Box, Inc. (b)........      5,259
    120     Landry's Seafood Restaurants,
              Inc. ..........................      3,484
    143     McDonald's Corp. ................      4,569
     35     Media General, Inc., Class A.....      2,252
    209     Reader's Digest Association,
              Inc., Class A..................      2,906
    221     THQ, Inc. (b)....................      5,070
    283     Time Warner, Inc. (b)............      5,494
                                               ---------
                                                  54,825
                                               ---------
Distribution Services (1.2%):
    204     Avnet, Inc. (b)..................      3,724
    155     Hughes Supply, Inc. .............      5,028
    169     SuperValu, Inc. .................      5,829
                                               ---------
                                                  14,581
                                               ---------
Electronic Technology (10.8%):
    140     Adaptec, Inc. (b)................      1,065
    114     Armor Holdings, Inc. (b).........      5,375
    207     Arrow Electronics, Inc. (b)......      5,024
    410     Axcelis Technologies, Inc. (b)...      3,334
     76     Broadcom Corp., Class A (b)......      2,439
    136     Cadence Design Systems, Inc.
              (b)............................      1,879
     51     Commonwealth Telephone
              Enterprises, Inc. (b)..........      2,529
    221     Commscope, Inc. (b)..............      4,172
    163     Corning, Inc. (b)................      1,920
    112     Cree, Inc. (b)...................      4,495
    113     Ditech Communications Corp.
              (b)............................      1,684
     45     Electronics Boutique Holdings
              Corp. (b)......................      1,927
    302     Fairchild Semiconductor
              International, Inc. (b)........      4,910
     15     Freescale Semiconductor, Inc.
              (b)............................        284
     43     Goodrich Corp. ..................      1,404
     48     Harris Corp. ....................      2,969
    227     Hewlett-Packard Co. .............      4,763
    172     Integrated Device Technology,
              Inc. (b).......................      1,988
    125     Lam Research Corp. (b)...........      3,619
    346     MEMC Electronic Materials, Inc.
              (b)............................      4,581
    336     Micron Technology, Inc. (b)......      4,144
    156     MKS Instruments, Inc. (b)........      2,889
    269     Motorola, Inc. ..................      4,625
    169     Nam Tai Electronics, Inc. .......      3,249

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 62

ONE GROUP MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES           SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
    247     National Semiconductor Corp. ....      4,437
    713     Nortel Networks Corp. (b)........      2,488
     67     Northrop Grumman Corp. ..........      3,639
    127     Omnivision Technologies, Inc.
              (b)............................      2,328
     77     Palmone, Inc. (b)................      2,422
     60     Perot Systems Corp. (b)..........        969
    117     Raytheon Co. ....................      4,538
    440     Skyworks Solutions, Inc. (b).....      4,151
    192     Storage Technology Corp. (b).....      6,054
     99     Tektronix, Inc. .................      2,995
    517     Tellabs, Inc. (b)................      4,438
    188     Vishay Intertechnology, Inc.
              (b)............................      2,824
    504     Western Digital Corp. (b)........      5,459
    306     Xerox Corp. (b)..................      5,202
    117     XM Satellite Radio Holdings, Inc.
              (b)............................      4,387
                                               ---------
                                                 131,599
                                               ---------
Energy Minerals (3.8%):
     77     Anadarko Petroleum Corp. ........      4,996
     58     ConocoPhillips...................      5,018
    142     Devon Energy Corp. ..............      5,533
     91     Houston Exploration Co. (b)......      5,109
    274     Magnum Hunter Resources, Inc.
              (b)............................      3,535
     89     Occidental Petroleum Corp. ......      5,200
     61     Swift Energy Co. (b).............      1,751
    207     Tesoro Petroleum Corp. (b).......      6,584
     32     Unocal Corp. ....................      1,391
    114     Valero Energy Corp. .............      5,192
     81     Vintage Petroleum, Inc. .........      1,827
                                               ---------
                                                  46,136
                                               ---------
Finance (12.3%):
    118     Accredited Home Lenders Holding
              Co. (b)........................      5,875
     71     American Financial Group,
              Inc. ..........................      2,225
     79     AmerUs Group Co., Class A........      3,595
     86     Bank of America Corp. ...........      4,026
     77     BB&T Corp. ......................      3,217
     55     Bear Stearns Cos., Inc. .........      5,617
     58     Capital One Financial Corp. .....      4,921
     81     CIT Group, Inc. .................      3,691
     94     Citigroup, Inc. .................      4,514
     96     CNA Financial Corp. (b)..........      2,570
     68     Comerica, Inc. ..................      4,164
    107     Doral Financial Corp. ...........      5,273
     48     Duke Realty Investments, Inc. ...      1,651
     53     First American Financial
              Corp. .........................      1,878
     13     First Bancorp Puerto Rico........        835
     20     Gables Residential Trust.........        701
     42     General Growth Properties........      1,513
     37     Golden West Financial Corp. .....      2,261
     53     Goldman Sachs Group, Inc. .......      5,512

 SHARES           SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Finance, continued:
     58     Hartford Financial Services
              Group, Inc. ...................      4,016
    158     Hibernia Corp., Class A..........      4,655
     26     Highwoods Properties, Inc. ......        718
    122     IndyMac Bancorp, Inc. ...........      4,189
    133     KeyCorp..........................      4,505
     20     Liberty Property Trust...........        851
     98     Lincoln National Corp. ..........      4,552
     78     Loews Corp. .....................      5,504
     21     Maguire Properties, Inc. ........        574
     15     Mercury General Corp. ...........        871
    110     National City Corp. .............      4,144
    118     Nationwide Financial Services,
              Inc., Class A..................      4,513
     76     New Century Financial Corp. .....      4,879
     44     Protective Life Corp. ...........      1,871
    205     Providian Financial Corp. (b)....      3,384
     92     Prudential Financial, Inc. ......      5,037
     51     R&G Financial Corp. .............      1,969
    112     Ryder Systems, Inc. .............      5,371
     92     Safeco Corp. ....................      4,831
     57     StanCorp Financial Group,
              Inc. ..........................      4,718
     31     The First Marblehead Corp. (b)...      1,733
    287     UnumProvident Corp. .............      5,147
     26     Vornado Realty Trust.............      1,964
     31     W.R. Berkley Corp. ..............      1,443
     97     Wachovia Corp. ..................      5,125
                                               ---------
                                                 150,603
                                               ---------
Health Services (5.2%):
     84     AmerisourceBergen Corp. .........      4,940
    394     Beverly Enterprises, Inc. (b)....      3,609
     74     Cigna Corp. .....................      6,006
     84     Coventry Health Care, Inc. (b)...      4,476
     92     Dade Behring Holdings, Inc.
              (b)............................      5,153
    240     Humana, Inc. (b).................      7,141
     49     Incyte Genomics, Inc. (b)........        494
    151     Kindred Healthcare, Inc. (b).....      4,533
     57     Magellan Health Services (b).....      1,958
    133     PacifiCare Health Systems, Inc.
              (b)............................      7,507
     97     Select Medical Corp..............      1,699
     99     Sierra Health Services (b).......      5,483
    151     Triad Hospitals, Inc. (b)........      5,634
     43     WellPoint, Inc. (b)..............      5,001
                                               ---------
                                                  63,634
                                               ---------
Health Technology (6.1%):
    164     Alpharma, Inc., Class A..........      2,776
     71     Bausch & Lomb, Inc. .............      4,574
     65     Biosite, Inc. (b)................      3,970
    281     Biovail Corp. (b)................      4,646
    145     Boston Scientific Corp. (b)......      5,170
    185     Bristol-Myers Squibb Co. ........      4,740

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

ONE GROUP MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES           SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Health Technology, continued:
     51     Celera Genimics Group -- Applera
              (b)............................        696
    101     Cephalon, Inc. (b)...............      5,116
     61     Charles River Laboratories
              International, Inc. (b)........      2,822
    134     Edwards Lifesciences Corp. (b)...      5,518
     57     First Horizon Pharmaceutical
              Corp. (b)......................      1,297
     64     Forest Laboratories, Inc. (b)....      2,875
    149     Hospira (b)......................      4,992
     85     Human Genome Sciences, Inc.
              (b)............................      1,018
     99     ImClone Systems, Inc. (b)........      4,553
     93     Kos Pharmaceuticals, Inc. (b)....      3,508
     83     Medicis Pharmaceuticals, Inc.,
              Class A........................      2,920
     71     Millennium Pharmaceuticals, Inc.
              (b)............................        855
    153     Pfizer, Inc. ....................      4,126
     98     Schering-Plough Corp. ...........      2,050
     97     Vertex Pharmaceuticals, Inc.
              (b)............................      1,028
    105     Wyeth............................      4,491
                                               ---------
                                                  73,741
                                               ---------
Industrial Services (2.8%):
    134     Cal Dive International, Inc.
              (b)............................      5,445
    139     El Paso Corp. ...................      1,446
    129     Grant Prideco, Inc. (b)..........      2,584
     25     Hydril Co. (b)...................      1,128
    184     Lone Star Technologies, Inc.
              (b)............................      6,172
    174     Maverick Tube Corp. (b)..........      5,273
     67     Offshore Logistics, Inc. (b).....      2,165
     87     Overseas Shipholding Group,
              Inc. ..........................      4,789
    244     Veritas DGC, Inc. (b)............      5,462
                                               ---------
                                                  34,464
                                               ---------
Non-Energy Minerals (2.3%):
    183     Louisiana-Pacific Corp. .........      4,900
     55     Phelps Dodge Corp. ..............      5,488
    158     Steel Dynamics, Inc. ............      6,001
    247     Stillwater Mining Co. (b)........      2,782
    130     United States Steel Corp. .......      6,672
     52     UST, Inc. .......................      2,514
                                               ---------
                                                  28,357
                                               ---------
Process Industries (2.9%):
    143     Archer-Daniels-Midland Co. ......      3,191
     52     Cabot Corp. .....................      2,024
     52     Cabot Microelectronics Corp.
              (b)............................      2,077
     82     Cytec Industries, Inc. ..........      4,221
    108     FMC Corp. (b)....................      5,229
    135     Georgia-Pacific Corp. ...........      5,052
    398     Grey Wolf, Inc. (b)..............      2,099
    153     Hercules, Inc. (b)...............      2,267
    152     OM Group, Inc. (b)...............      4,944
    228     RPM International, Inc. .........      4,477
                                               ---------
                                                  35,581
                                               ---------

 SHARES           SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Producer Manufacturing (6.1%):
    226     AGCO Corp. (b)...................      4,944
     40     Caterpillar, Inc. ...............      3,882
     65     Cummins, Inc. ...................      5,447
    253     Dana Corp. ......................      4,379
     63     Deere & Co. .....................      4,708
     38     Ingersoll-Rand Co. ..............      3,088
     40     Lear Corp. ......................      2,411
    127     Navistar International Corp.
              (b)............................      5,587
     71     Paccar, Inc. ....................      5,723
     58     Parker-Hannifin Corp. ...........      4,385
    186     Rayovac Corp. (b)................      5,677
    114     Terex Corp. (b)..................      5,433
     76     Textron, Inc. ...................      5,635
    169     Timken Co. ......................      4,408
    153     Tyco International Ltd. .........      5,470
     70     Varian, Inc. (b).................      2,866
                                               ---------
                                                  74,043
                                               ---------
Retail Trade (7.1%):
     81     Aeropostale, Inc. (b)............      2,393
    114     American Eagle Outfitters,
              Inc. ..........................      5,352
     63     AutoZone, Inc. (b)...............      5,778
    166     Barnes & Noble, Inc. (b).........      5,365
    192     BJ's Wholesale Club, Inc. (b)....      5,590
    104     Borders Group, Inc. .............      2,641
    114     Charming Shoppes (b).............      1,066
     44     J.C. Penney, Inc. ...............      1,836
    110     Kroger Co. (b)...................      1,922
     87     Limited Brands, Inc. ............      2,012
    149     Men's Wearhouse, Inc. (b)........      4,752
    152     Nu Skin Enterprises, Inc. Class
              A..............................      3,845
     52     Overstock.com, Inc. (b)..........      3,570
    160     Pacific Sunwear of California,
              Inc. (b).......................      3,572
    160     Payless Shoesource, Inc. (b).....      1,968
    129     Penn National Gaming, Inc. (b)...      7,833
    237     Priceline.com, Inc. (b)..........      5,583
  1,030     Rite Aid Corp. (b)...............      3,769
    182     Safeway, Inc. (b)................      3,588
    155     Too, Inc. (b)....................      3,803
    144     Toys "R" Us, Inc. (b)............      2,955
     98     United Auto Group, Inc. .........      2,905
    121     Yankee Candle Co. (b)............      4,012
                                               ---------
                                                  86,110
                                               ---------
Technology Services (6.4%):
    201     Amdocs Ltd. (b)..................      5,278
    238     AT&T Corp. ......................      4,533
    610     BEA Systems, Inc. (b)............      5,408
    219     BISYS Group, Inc. (b)............      3,599
    278     BMC Software, Inc. (b)...........      5,165
     88     Computer Associates
              International, Inc. ...........      2,740

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 64

ONE GROUP MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES           SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Technology Services, continued:
    102     Computer Sciences Corp. (b)......      5,757
    390     Compuware Corp. (b)..............      2,521
    217     CSG Systems International, Inc.
              (b)............................      4,063
     90     DST Systems, Inc. (b)............      4,714
    456     Earthlink, Inc. (b)..............      5,249
    126     InfoSpace, Inc. (b)..............      6,008
    270     Ingram Micro, Inc. (b)...........      5,621
     43     MicroStrategy, Inc. (b)..........      2,579
    501     Parametric Technology Corp.
              (b)............................      2,952
     98     SunGard Data Systems, Inc. (b)...      2,775
    268     Sybase, Inc. (b).................      5,341
     25     Tech Data Corp. (b)..............      1,128
     60     Verisign, Inc. (b)...............      2,026
                                               ---------
                                                  77,457
                                               ---------
Transportation (2.1%):
    146     Alaska Air Group, Inc. (b).......      4,900
     20     Arkansas Best Corp. .............        878
     86     Laidlaw International, Inc.
              (b)............................      1,843
    134     Norfolk Southern Corp. ..........      4,844
     30     Overnite Corp. ..................      1,118
    122     United Defense Industries, Inc.
              (b)............................      5,774
    102     Yellow Corp. (b).................      5,692
                                               ---------
                                                  25,049
                                               ---------
Utilities (4.9%):
    135     American Electric Power Co.,
              Inc. ..........................      4,625
    275     Celestica, Inc. (b)..............      3,879

 SHARES           SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Utilities, continued:
    474     Centerpoint Energy, Inc. ........      5,351
    446     CMS Energy Corp. (b).............      4,664
    115     Constellation Energy Group,
              Inc. ..........................      5,026
    218     Duke Energy Corp. ...............      5,531
  1,154     Dynegy, Inc. (b).................      5,333
    173     Edison International, Inc. ......      5,526
     48     NiSource, Inc. ..................      1,089
    124     Oneok, Inc. .....................      3,521
    248     Pepco Holdings, Inc. ............      5,292
     69     PG&E Corp. (b)...................      2,296
     94     Sempra Energy....................      3,449
    138     Sierra Pacific Resources (b).....      1,451
     18     TXU Corp. .......................      1,153
     36     UGI Corp. .......................      1,482
                                               ---------
                                                  59,668
                                               ---------
  Total Common Stocks                          1,118,590
                                               ---------
INVESTMENT COMPANIES (5.1%):
 61,709     One Group Prime Money Market
              Fund, Class I (c)..............     61,709
                                               ---------
  Total Investment Companies                      61,709
                                               ---------
Total (Cost $1,022,266) (a)                    1,180,299
                                               =========

------------
Percentages indicated are based on net assets of $1,218,535.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $168,507
                   Unrealized depreciation......................   (10,474)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $158,033
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

ONE GROUP MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

The following table presents the portfolio investments of the Fund by industry classifications as a percentage of net assets:

                                     Industry                     Percentage
                                     --------                     ----------
                   Commercial Services..........................      1.6%
                   Communications...............................      0.4%
                   Consumer Durables............................      6.4%
                   Consumer Non-Durables........................      4.9%
                   Consumer Services............................      4.5%
                   Distribution Services........................      1.2%
                   Electronic Technology........................     10.8%
                   Energy Minerals..............................      3.8%
                   Finance......................................     12.3%
                   Health Services..............................      5.2%
                   Health Technology............................      6.1%
                   Industrial Services..........................      2.8%
                   Money Market Funds...........................      5.1%
                   Non-Energy Minerals..........................      2.3%
                   Process Industries...........................      2.9%
                   Producer Manufacturing.......................      6.1%
                   Retail Trade.................................      7.1%
                   Technology Services..........................      6.4%
                   Transportation...............................      2.1%
                   Utilities....................................      4.9%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

 66

ONE GROUP MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF SECURITIES SOLD SHORT
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES           SECURITY DESCRIPTION          VALUE($)
---------   ---------------------------------  ----------
 COMMON STOCKS (90.9%):
Commercial Services (1.0%):
     73     Corporate Executive Board Co. ...       4,902
     82     Iron Mountain, Inc. (b)..........       2,487
     90     Monster Worldwide, Inc. (b)......       3,024
    103     RSA Security, Inc. (b)...........       2,065
                                               ----------
                                                   12,478
                                               ----------
Communications (1.4%):
    326     American Tower Corp. (b).........       5,999
    159     Nextel Communications, Inc.,
              Class A (b)....................       4,784
    668     UnitedGlobalCom (b)..............       6,453
                                               ----------
                                                   17,236
                                               ----------
Consumer Durables (3.4%):
     59     Briggs & Stratton Corp. .........       2,447
    307     Callaway Golf Co. ...............       4,138
    272     Fleetwood Enterprises, Inc.
              (b)............................       3,667
     32     Fortune Brands, Inc. ............       2,508
    134     Gentex Corp. ....................       4,950
     54     HNI Corp. .......................       2,330
    100     Maytag Corp. ....................       2,118
     98     Newell Rubbermaid, Inc. .........       2,382
    231     Smurfit-Stone Container Corp.
              (b)............................       4,311
    141     Superior Industries
              International, Inc. ...........       4,094
     68     Take-Two Interactive Software,
              Inc. (b).......................       2,368
    168     WMS Industries, Inc. (b).........       5,645
                                               ----------
                                                   40,958
                                               ----------
Consumer Non-Durables (4.6%):
     94     Anheuser-Busch Co., Inc. ........       4,752
    179     Campbell Soup Co. ...............       5,356
     93     Coach, Inc. (b)..................       5,253
    111     Coca-Cola Co. ...................       4,625
     91     Colgate Palmolive Co. ...........       4,668
     74     General Mills, Inc. .............       3,693
    118     Jarden Corp. (b).................       5,134
     88     Kellogg Co. .....................       3,932
    132     McCormick & Co., Inc. ...........       5,087
    183     Regal Entertainment Group, Class
              A..............................       3,803
    104     The J.M. Smucker Co. ............       4,905
     75     Wm. Wrigley Jr. Co. .............       5,199
                                               ----------
                                                   56,407
                                               ----------
Consumer Services (6.6%):
     61     Apollo Group, Inc., Class A
              (b)............................       4,886
     59     CenturyTel, Inc. ................       2,089
    176     Cheesecake Factory, Inc. (b).....       5,714
    265     Citadel Broadcasting Corp. (b)...       4,286
    116     Cumulus Media, Inc. (b)..........       1,750
    215     DeVry, Inc. (b)..................       3,738
    113     Dow Jones & Co., Inc. ...........       4,868
     97     E.W. Scripps Co., Class A........       4,707

 SHARES           SECURITY DESCRIPTION          VALUE($)
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
    138     Fox Entertainment Group, Inc.
              (b)............................       4,306
     59     Gaylord Entertainment Co. (b)....       2,434
     93     H & R Block, Inc. ...............       4,541
     60     IAC/InterActiveCorp (b)..........       1,666
     51     International Game Technology....       1,746
    244     Interpublic Group of Cos., Inc.
              (b)............................       3,275
    120     La Quinta Corp., Class B (b).....       1,095
    105     Lamar Advertising Co., Class A
              (b)............................       4,477
     84     Laureate Education, Inc. (b).....       3,723
    112     Outback Steakhouse, Inc. ........       5,143
    310     The Directv Group, Inc. (b)......       5,185
    154     Univision Communications, Inc.
              (b)............................       4,520
     90     Wynn Resorts Ltd. (b)............       6,022
                                               ----------
                                                   80,171
                                               ----------
Distribution Services (3.0%):
    188     Andrx Corp. (b)..................       4,110
     55     Anixter International, Inc. .....       1,975
     41     Genuine Parts Co. ...............       1,821
     70     Henry Schein, Inc. (b)...........       4,861
    121     Patterson Cos., Inc. (b).........       5,258
    137     Performance Food Group Co. (b)...       3,676
    101     Priority Healthcare Corp., Class
              B (b)..........................       2,203
    128     SCP Pool Corp. ..................       4,078
    117     Sysco Corp. .....................       4,481
    123     United Natural Foods, Inc. (b)...       3,815
                                               ----------
                                                   36,278
                                               ----------
Electronic Technology (12.0%):
  1,845     ADC Telecommunications, Inc.
              (b)............................       4,945
     76     Adtran, Inc. ....................       1,454
    351     Akamai Technologies (b)..........       4,577
    211     Altera Corp. (b).................       4,363
    634     Amkor Technology, Inc. (b).......       4,234
     81     Avid Technology, Inc. (b)........       5,008
  1,782     CIENA Corp. (b)..................       5,953
    116     Cognizant Technology Solutions
              Corp. (b)......................       4,906
    100     Dell, Inc. (b)...................       4,202
     99     Diebold, Inc. ...................       5,530
    362     EMC Corp. (b)....................       5,386
     43     Engineered Support Systems,
              Inc. ..........................       2,525
    146     Epicor Software Corp. (b)........       2,050
     80     FLIR Systems, Inc. (b)...........       5,102
     97     FormFactor, Inc. (b).............       2,619
    366     Foundry Networks, Inc. (b).......       4,813
    811     Gateway, Inc. (b)................       4,877
     82     Gencorp, Inc. ...................       1,516
     98     Global Payments, Inc. ...........       5,733
     65     Hutchinson Technology, Inc.
              (b)............................       2,258
    179     Integrated Circuit Systems, Inc.
              (b)............................       3,743

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

ONE GROUP MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF SECURITIES SOLD SHORT, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES           SECURITY DESCRIPTION          VALUE($)
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
    226     InterDigital Communications Corp.
              (b)............................       5,006
  1,072     JDS Uniphase Corp. (b)...........       3,399
    210     Juniper Networks, Inc. (b).......       5,698
    307     KEMET Corp. (b)..................       2,744
    154     Micrel, Inc. (b).................       1,693
    187     Microsemi Corp. (b)..............       3,244
    450     PMC -- Sierra, Inc. (b)..........       5,058
    126     Qualcomm, Inc. ..................       5,352
     87     Rambus, Inc. (b).................       1,996
    599     RF Micro Devices, Inc. (b).......       4,095
     67     Rockwell Collins.................       2,640
     79     SanDisk Corp. (b)................       1,980
    197     Scientific Games Corp. (b).......       4,692
     81     Semtech Corp. (b)................       1,781
     59     SigmaTel, Inc. (b)...............       2,090
     52     Synaptics, Inc. (b)..............       1,586
    154     Xilinx, Inc. ....................       4,575
     44     Zebra Technologies Corp., Class A
              (b)............................       2,461
                                               ----------
                                                  145,884
                                               ----------
Energy Minerals (2.8%):
    111     Arch Coal, Inc. .................       3,937
     42     Cabot Oil & Gas Corp., Class A...       1,842
    111     Consol Energy, Inc. .............       4,545
     87     Exxon Mobil Corp. ...............       4,478
     43     Massey Energy Co. ...............       1,499
     28     Murphy Oil Corp. ................       2,242
     11     Peabody Energy Corp. ............         872
     86     Pioneer Natural Resources Co. ...       3,020
    155     Quicksilver Resources, Inc.
              (b)............................       5,697
    181     Range Resources Corp. ...........       3,695
     58     Spinnaker Exploration Co. (b)....       2,037
                                               ----------
                                                   33,864
                                               ----------
Finance (12.3%):
    114     A.G. Edwards, Inc. ..............       4,933
     59     AFLAC, Inc. .....................       2,366
     98     American Express Co. ............       5,537
    166     Ameritrade Holdings Corp. (b)....       2,359
     23     Archstone-Smith Trust............         880
    161     Arthur J. Gallagher & Co. .......       5,244
     49     Bank of New York Co., Inc. ......       1,643
    114     BankAtlantic Bancorp, Inc.,
              Series A.......................       2,266
     50     Banknorth Group, Inc. ...........       1,816
     33     BlackRock, Inc. .................       2,522
     21     Bre Properties, Class A..........         863
     39     Centerpoint Properties Corp. ....       1,873
    519     Charles Schwab Corp. ............       6,200
     85     Chittenden Corp. ................       2,455
    108     ChoicePoint, Inc. (b)............       4,956
     16     Cousins Properties, Inc. ........         474

 SHARES           SECURITY DESCRIPTION          VALUE($)
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
Finance, continued:
    104     Crescent Real Estate Equities
              Co. ...........................       1,890
     39     Eaton Vance Corp. ...............       2,012
     78     Equity Office Properties Trust...       2,273
     37     Federal Realty Investment
              Trust..........................       1,904
    162     Federated Investors, Inc. .......       4,925
     64     Fifth Third Bancorp..............       3,038
     70     Freddie Mac......................       5,179
     88     Greater Bay Bancorp..............       2,441
     86     Independence Community Bank
              Corp. .........................       3,673
    161     Janus Capital Group, Inc. .......       2,705
     13     Kilroy Realty Corp. .............         536
    446     Knight Trading Group, Inc. (b)...       4,883
     31     Leucadia National Corp. .........       2,151
     84     Marsh & McLennan Cos., Inc. .....       2,761
     77     Mercantile Bankshares Corp. .....       4,041
    124     Moneygram International, Inc. ...       2,622
    115     New York Community Bancorp,
              Inc. ..........................       2,360
     89     Northern Trust Corp. ............       4,305
     95     Piper Jaffray Cos., Inc. (b).....       4,553
     12     PNC Financial Services Group.....         683
     25     Post Properties, Inc. ...........         875
    126     Provident Financial Services,
              Inc. ..........................       2,434
    128     Raymond James Financial, Inc. ...       3,968
     55     Reckson Associates Realty
              Corp. .........................       1,797
     33     Regency Centers Corp. ...........       1,854
     84     Silicon Valley Bancshares (b)....       3,751
    146     St. Paul Co., Inc. ..............       5,395
    112     State Street Corp. ..............       5,490
     45     Strayer Education, Inc. .........       4,892
    171     Synovus Financial Corp. .........       4,895
     39     T. Rowe Price Group, Inc. .......       2,456
     75     UCBH Holdings, Inc. .............       3,430
     65     Wilmington Trust Corp. ..........       2,345
     17     Wintrust Financial Corp. ........         990
                                               ----------
                                                  149,894
                                               ----------
Health Services (3.8%):
    159     Alkermes, Inc. (b)...............       2,244
    144     Caremark Rx, Inc. (b)............       5,695
    107     Covance, Inc. (b)................       4,165
    215     Health Management Associates,
              Inc., Class A..................       4,877
    187     IMS Health, Inc. ................       4,347
     90     Martek Biosciences Corp. (b).....       4,629
     63     Medicines Co. (b)................       1,822
     61     Pharmaceutical Product
              Development, Inc. (b)..........       2,538
     90     Stericycle, Inc. (b).............       4,145
    447     Tenet Healthcare Corp. (b).......       4,911

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 68

ONE GROUP MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF SECURITIES SOLD SHORT, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES           SECURITY DESCRIPTION          VALUE($)
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
Health Services, continued:
    203     VCA Antech, Inc. (b).............       3,984
     95     Wright Medical Group, Inc. (b)...       2,703
                                               ----------
                                                   46,060
                                               ----------
Health Technology (7.2%):
    129     Advanced Medical Optics, Inc.
              (b)............................       5,296
    165     Atherogenics, Inc. (b)...........       3,886
     65     Biogen Idec, Inc. (b)............       4,319
     98     Biomet, Inc. ....................       4,261
    180     Connetics Corp. (b)..............       4,370
    202     Cytyc Corp. (b)..................       5,583
     20     Eyetech Pharmaceuticals, Inc.
              (b)............................         913
     81     Fisher Scientific International,
              Inc. (b).......................       5,057
     97     Genentech, Inc. (b)..............       5,278
    260     IVAX Corp. (b)...................       4,119
     50     Kyphon, Inc. (b).................       1,280
    148     MedImmune, Inc. (b)..............       4,025
     47     Medtronic, Inc. .................       2,334
     73     Millipore Corp. (b)..............       3,633
     63     Mylan Laboratories, Inc. ........       1,118
    177     Nektar Therapeutics (b)..........       3,578
     26     Onyx Pharmaceuticals, Inc. (b)...         842
     14     OSI Pharmaceuticals, Inc. (b)....       1,026
    140     Pall Corp. ......................       4,047
    109     Sepracor, Inc. (b)...............       6,487
    120     Stryker Corp. ...................       5,808
     72     Taro Pharmaceuticals Industries
              Ltd. (b).......................       2,466
     21     Techne Corp. (b).................         811
     36     Ventana Medical Systems, Inc.
              (b)............................       2,309
     68     Zimmer Holdings, Inc. (b)........       5,433
                                               ----------
                                                   88,279
                                               ----------
Industrial Services (5.2%):
     38     BJ Services Co. .................       1,779
     58     Cooper Cameron Corp. (b).........       3,105
    137     Dycom Industries, Inc. (b).......       4,192
    156     ENSCO International, Inc. .......       4,959
    109     Fluor Corp. .....................       5,919
     55     FMC Technologies, Inc. (b).......       1,774
    160     Helmerich & Payne, Inc. .........       5,461
    112     Jacobs Engineering Group, Inc.
              (b)............................       5,348
    119     Noble Corp. (b)..................       5,920
    268     Patterson-UTI Energy, Inc. ......       5,208
    250     Pride International, Inc. (b)....       5,130
    195     Rowan Cos., Inc. (b).............       5,053
     62     Smith International, Inc. (b)....       3,401
     74     Tetra Tech, Inc. (b).............       1,235
    320     Williams Cos., Inc. .............       5,220
                                               ----------
                                                   63,704
                                               ----------

 SHARES           SECURITY DESCRIPTION          VALUE($)
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
Non-Energy Minerals (0.5%):
    109     Alcoa, Inc. .....................       3,412
     40     Florida Rock Industries, Inc. ...       2,409
                                               ----------
                                                    5,821
                                               ----------
Process Industries (3.5%):
     99     Bemis Co., Inc. .................       2,867
    124     Bowater, Inc. ...................       5,465
    664     Coeur D'Alene Mines Corp. (b)....       2,608
    145     Donaldson Co., Inc. .............       4,725
     57     Dow Chemical Co. ................       2,824
    107     Du Pont (EI) de Nemours & Co. ...       5,242
    151     Ecolab, Inc. ....................       5,309
     51     Freeport-McMoRan Copper & Gold,
              Inc., Class B..................       1,940
    176     Hecla Mining Co. (b).............       1,024
     94     International Paper Co. .........       3,945
    196     Packaging Corp. of America.......       4,620
     35     Rogers Corp. (b).................       1,490
                                               ----------
                                                   42,059
                                               ----------
Producer Manufacturing (3.9%):
     61     American Standard Cos., Inc.
              (b)............................       2,539
     22     Avery Dennison Corp. ............       1,289
     58     Carlisle Cos., Inc. .............       3,736
     44     Ceradyne, Inc. (b)...............       2,502
     23     Federal Signal Corp. ............         401
    145     General Electric Co. ............       5,283
    127     Herman Miller, Inc. .............       3,522
    111     IDEX Corp. ......................       4,477
     56     Minnesota Mining & Manufacturing
              Co. ...........................       4,557
     55     Pentair, Inc. ...................       2,395
     72     Roper Industries, Inc. ..........       4,380
    125     Trinity Industries, Inc. ........       4,260
    242     Unova, Inc. (b)..................       6,114
    261     Visteon Corp. ...................       2,548
                                               ----------
                                                   48,003
                                               ----------
Retail Trade (7.5%):
    342     99 Cents Only Stores (b).........       5,523
    122     Bed Bath & Beyond, Inc. (b)......       4,878
    241     Big Lots, Inc. (b)...............       2,918
    233     Carmax, Inc. (b).................       7,218
     61     Children's Place Retail Stores,
              Inc. (b).......................       2,241
    101     CVS Corp. .......................       4,569
    129     Dick's Sporting Goods, Inc.
              (b)............................       4,528
    111     Dollar General Corp. ............       2,311
     69     Family Dollar Stores, Inc. ......       2,157
     77     Fastenal Co. ....................       4,734
     96     Kohl's Corp. (b).................       4,743
    107     MSC Industrial Direct Co., Class
              A..............................       3,861
     88     O'Reilly Automotive, Inc. (b)....       3,963

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

ONE GROUP MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF SECURITIES SOLD SHORT, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES           SECURITY DESCRIPTION          VALUE($)
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
Retail Trade, continued:
     67     Petco Animal Supplies, Inc.
              (b)............................       2,639
    158     Petsmart, Inc. ..................       5,613
    179     Ross Stores, Inc. ...............       5,155
    239     Saks, Inc. ......................       3,470
     46     Target Corp. ....................       2,380
    146     Tiffany & Co. ...................       4,656
    109     Tractor Supply Co. (b)...........       4,050
     81     Tuesday Morning Corp. (b)........       2,469
     55     Walgreen Co. ....................       2,114
     57     Whole Foods Market, Inc. ........       5,441
                                               ----------
                                                   91,631
                                               ----------
Technology Services (5.4%):
     53     Adobe Systems, Inc. .............       3,303
     99     Altiris, Inc. (b)................       3,510
    207     Ariba, Inc. (b)..................       3,441
    122     Ask Jeeves, Inc. (b).............       3,275
     93     Automatic Data Processing,
              Inc. ..........................       4,123
    224     Ceridian Corp. (b)...............       4,101
    465     CNET Networks, Inc. (b)..........       5,226
     39     Electronic Arts, Inc. (b)........       2,426
     43     First Data Corp. ................       1,814
    173     Macromedia, Inc. (b).............       5,381
    153     Manhattan Associates, Inc. (b)...       3,663
    104     National Instruments Corp. ......       2,831
     75     Openwave Systems, Inc. (b).......       1,152
    152     Paychex, Inc. ...................       5,188
    342     Red Hat, Inc. (b)................       4,563
     59     Reynolds & Reynolds Co., Class
              A..............................       1,563
     47     SafeNet, Inc. (b)................       1,717
    369     Seagate Technology...............       6,370
     95     Symantec Corp. (b)...............       2,452
                                               ----------
                                                   66,099
                                               ----------

 SHARES           SECURITY DESCRIPTION          VALUE($)
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
Transportation (1.9%):
    174     Airtran Holdings, Inc. (b).......       1,858
     26     EGL, Inc. (b)....................         782
     80     Expeditors International of
              Washington, Inc. ..............       4,459
     13     Forward Air Corp. (b)............         593
    146     JetBlue Airways Corp. (b)........       3,395
     20     Landstar System, Inc. (b)........       1,508
    307     Southwest Airlines Co. ..........       4,997
     63     United Parcel Service, Inc.,
              Class B........................       5,387
                                               ----------
                                                   22,979
                                               ----------
Utilities (4.9%):
    107     Ameren Corp. ....................       5,383
    845     Calpine Corp. (b)................       3,329
    126     Cinergy Corp. ...................       5,242
    119     Consolidated Edison, Inc. .......       5,211
     86     DTE Energy Co. ..................       3,693
    157     Duquesne Light Holdings, Inc. ...       2,957
     70     Equitable Resources, Inc. .......       4,248
    166     Hawaiian Electric Industries,
              Inc. ..........................       4,830
     65     Kinder Morgan, Inc. .............       4,774
    124     NICOR, Inc. .....................       4,586
     55     PNM Resources, Inc. .............       1,382
    165     Southern Co. ....................       5,535
    175     Southern Union Co. (b)...........       4,204
     91     Westar Energy, Inc. .............       2,086
     77     Wisconsin Energy Corp. ..........       2,605
                                               ----------
                                                   60,065
                                               ----------
  Total Common Stocks                           1,107,870
                                               ----------
Total (Cost $994,570)                           1,107,870
                                               ==========

------------
Percentages indicated are based on net assets of $1,218,535.

(b) Non-income producing securities.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

 70

ONE GROUP MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF SECURITIES SOLD SHORT, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

The following table presents the portfolio investments of the Fund by industry classifications as a percentage of net assets:

                                     Industry                       Percentage
                                     --------                       ----------
                   Commercial Services..........................        1.0%
                   Communications...............................        1.4%
                   Consumer Durables............................        3.4%
                   Consumer Non-Durables........................        4.6%
                   Consumer Services............................        6.6%
                   Distribution Services........................        3.0%
                   Electronic Technology........................       12.0%
                   Energy Minerals..............................        2.8%
                   Finance......................................       12.3%
                   Health Services..............................        3.8%
                   Health Technology............................        7.2%
                   Industrial Services..........................        5.2%
                   Non-Energy Minerals..........................        0.5%
                   Process Industries...........................        3.5%
                   Producer Manufacturing.......................        3.9%
                   Retail Trade.................................        7.5%
                   Technology Services..........................        5.4%
                   Transportation...............................        1.9%
                   Utilities....................................        4.9%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
 COMMON STOCKS (100.5%):
Argentina (0.3%):
     112    Banco Frances Rio SA (b).........        265
      34    Grupo Financiero Galicia SA
              (b)............................        291
     482    PC Holdings SA (b)...............        574
      16    Siderar SA, Class A..............        103
      44    Telecom Argentina SA (b).........        482
     232    Tenaris SA.......................      1,148
     125    Transportadora de Has Del Sur SA
              (b)............................        128
       8    YPF Sociedad Anonima SA..........        356
                                               ---------
                                                   3,347
                                               ---------
Australia (3.0%):
      78    Alumina Ltd. ....................        361
      72    Amcor Ltd. ......................        415
     114    AMP Ltd. ........................        648
      16    Aristocrat Leisure Ltd. (e)......        122
      10    Au Mirvac Group..................         37
     123    Australia & New Zealand Banking
              Group Ltd. ....................      1,978
      53    Australian Gas Light Co.,
              Ltd. ..........................        571
       9    Australian Stock Exchange Ltd.
              (e)............................        137
      60    BHP Steel Ltd. ..................        385
      61    Boral Ltd. ......................        330
      75    Brambles Industries Ltd. (e).....        408
     234    Broken Hill Proprietary Co.,
              Ltd. ..........................      2,810
      28    Centro Properties Group..........        128
      55    Coca-Cola Amatil Ltd. ...........        349
       0    Cochlear Ltd. ...................          2
      92    Coles Myer Ltd. .................        709
      81    Commonwealth Bank of Australia...      2,047
      32    Computershare Ltd. ..............        141
      22    Contact Energy Ltd. .............        100
      14    CSL Ltd. ........................        323
      93    CSR Ltd. (e).....................        195
     186    Fosters Brewing Group............        844
      33    Futuris Corp., Ltd. .............         55
     206    General Property Trust Ltd. .....        603
      24    Iluka Resources Ltd. ............        119
      64    Insuance Australia Group,
              Ltd. ..........................        321
      41    James Hardie Industries Ltd. ....        217
      20    John Fairfax Holdings Ltd. ......         72
       3    Lang Corp., Ltd. ................         13
      18    Leighton Holdings Ltd. ..........        169
      37    Lend Lease Corp. ................        380
      12    Macquarie Bank Ltd. .............        449
     111    Macquarie Infrastructure Group...        296
      28    Mayne Nickless Ltd. .............         94
     100    National Australia Bank Ltd.
              (e)............................      2,268
      64    National Mutual Holdings,
              Ltd. ..........................        207
      22    Newcrest Mining Ltd. ............        294

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Australia, continued:
      51    Onesteel Ltd. ...................        103
      10    Orica Ltd. ......................        156
      67    Origin Energy Ltd. ..............        359
      22    Pacific Brands Ltd. .............         56
      26    Pacific Dunlop Ltd. .............        185
      24    Paperlinx Ltd. (e)...............         88
      36    Qantas Airways Ltd. .............        105
      47    QBE Insurance Group Ltd. ........        565
      67    Rinker Group Ltd. ...............        559
      21    Rio Tinto Ltd. (e)...............        644
      54    Santos Ltd. .....................        356
      58    Southcorp Holdings Ltd. (b)......        195
       5    Stockland New Shares (b).........         22
     145    Stockland Trust Group............        683
      34    Suncorp-Metway Ltd. .............        463
      48    Tabcorp Holdings Ltd. ...........        652
     143    Telstra Corp., Ltd. .............        550
      10    Toll Holdings Ltd. ..............         96
      22    Transurban Group Ltd. ...........        113
      22    Wesfarmers Ltd. .................        683
      75    Westfield Group (b) (e)..........        968
     129    Westpac Banking Corp., Ltd. .....      1,976
      76    WMC Resources Ltd. ..............        429
      19    Woodside Petroleum Ltd. .........        296
      62    Woolworths Ltd. .................        725
                                               ---------
                                                  29,624
                                               ---------
Austria (2.2%):
       8    Bank Austria Creditanstalt.......        702
       7    Boehler Uddeholm AG..............        879
      12    BWT AG...........................        453
      93    Ersete Bank Der Oesterreichischen
              Sparkassen AG..................      4,937
       9    Flughafen Wien AG................        718
      51    Immofinanz Immobilien Anlagen AG
              (b)............................        484
       6    Mayr-Melnhof Karton AG (b).......      1,073
      13    OMV AG...........................      4,014
       7    Oesterreichische
              Elektrizitaetswirtschafts AG,
              Class A (b)....................      1,582
      16    Radex-Heraklith
              Industriebeteiligungs AG (b)
              (e)............................        481
     219    Telekom Austria AG...............      4,160
       8    VA Technologie AG (b)............        658
      31    Wienerberger Baustoffindustrie AG
              (e)............................      1,502
                                               ---------
                                                  21,643
                                               ---------

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 72

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
 Belgium (2.1%):
      17    Agfa Gevaert NV (e)..............        591
       4    Bekaert SA (e)...................        348
      20    Belgacom SA (b)..................        868
       7    Colruyt SA (e)...................      1,060
       1    Compagnie Maritime Belge SA......         20
       8    Delhaize-Le Lion SA..............        571
      80    Dexia SA (e).....................      1,838
       7    Electrabel SA (e)................      3,008
       1    Euronav SA.......................         18
     170    Fortis SA (e)....................      4,706
      21    Groupe Bruxelles Lambert SA
              (e)............................      1,682
      27    InBev NV (e).....................      1,051
      26    KBC Bankverzekerings Holding NV
              (e)............................      2,006
       2    Mobistar SA (b)..................        195
       0    Omega Pharma SA..................         23
       0    SA D'Ieteren NV (e)..............         74
      15    Solvay SA........................      1,602
     221    Suez Lyonnaise Des Eaux, Strip
              (b)............................          3
     195    Total Fina SA, Strip (b).........          3
      20    UCB SA (e).......................        999
       3    Union Miniere Group SA (e).......        308
                                               ---------
                                                  20,974
                                               ---------
Bermuda (0.0%):
      54    Golden Ocean Group Ltd. (b)......         34
       2    Ship Finance International
              Ltd. ..........................         50
                                               ---------
                                                      84
                                               ---------
Brazil (0.2%):
      16    Banco Bradesco SA................        383
  12,479    Centrais Electricas Brasileiras
              SA.............................        181
       7    Petroleo Brasileiro SA ADR.......        264
      21    Telefonica SA ADR................      1,192
      24    Uniao de Bancos Brasileir SA.....         61
                                               ---------
                                                   2,081
                                               ---------
Chile (0.4%):
       5    Cristalerias de Chile SA ADR.....        151
      24    Embotelladora Andina SA ADR......        319
     195    Enersis SA ADR (b)...............      1,659
      19    Masisa SA ADR (b)................        380
     156    Telecomunicaciones de Chile SA
              ADR............................      1,755
                                               ---------
                                                   4,264
                                               ---------
China (0.5%):
     375    Beijing Datang Power Generation
              Ltd. (e).......................        282
     252    China Mobile Ltd. ...............        853
      18    China Mobile Ltd. ADR............        308

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
China, continued:
      24    Citic Pacific Ltd. ..............         67
      70    Denway Motors Ltd. ..............         25
     314    Huaneng Power International,
              Inc. ..........................        234
      68    Legend Holdings Ltd. (b).........         20
   1,067    Petrochina Co., Ltd. ............        572
     990    Yanzhou Coal Mining Co., Ltd.,
              Class H........................      1,411
   1,903    Yizheng Chemical Fibre Co. ......        404
     995    Zhejiang Expressway Co., Ltd. ...        684
                                               ---------
                                                   4,860
                                               ---------
Denmark (1.2%):
       4    Carlsberg A/S, Class B...........        188
       1    Coloplast A/S, Class B...........         57
       0    D/S Svendborg A/S, Class B (b)...      1,717
       9    Danisco A/S (e)..................        565
      81    Danske Bank A/S (e)..............      2,473
       2    DSV de Sammensluttede Vognmaend
              A/S............................        148
      13    Falck A/S (b)....................        145
       7    FLS Industries A/S, Class B
              (b)............................        124
      44    GN Store Nord A/S (GN Great
              Nordic)........................        476
      13    Group 4 A/S (b)..................        271
      10    H. Lunbeck A/S (e)...............        225
       7    ISS A/S..........................        407
       3    Nkt Holding A/S..................         90
      39    Novo Nordisk A/S.................      2,130
      10    Novozymes A/S, Class B (e).......        509
      35    TDC A/S (e)......................      1,473
      40    Vestas Wind Systems A/S (e)......        492
                                               ---------
                                                  11,490
                                               ---------
Finland (0.8%):
      15    Elisa Communications Oyj (b).....        247
      21    Fortum Oyj.......................        388
      55    Nokia Corp. ADR..................        861
     267    Nokia Oyj, Class A...............      4,198
      22    Outokumpu Oyj, Class A...........        391
      30    Sampo Insurance Co. (b)..........        414
      31    Stora Enso Oyj, Class R..........        479
      11    Tieto Corp., Class B.............        346
      26    UPM-Kymmene Corp. ...............        569
                                               ---------
                                                   7,893
                                               ---------
France (9.9%):
      19    Accor SA.........................        835
      14    Air France.......................        273
     133    Alcatel Alsthom SA (b) (e).......      2,083
     641    Alstom...........................        488
       4    Atos Origin SA (b)...............        246

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
France, continued:
      11    Autoroutes du Sud de la France...        542
     149    Axa..............................      3,705
      87    Banque Nationale de Paris SA.....      6,288
       7    BBVA Banco Frances SA (b)........         50
      18    Bouygues SA (e)..................        836
      12    Business Objects SA (b)..........        296
      18    Cap Gemini Sogeti SA.............        573
      63    Carrefour SA.....................      2,990
       7    Casino Guichard-Perrachon SA
              (b)............................        541
       2    CNP Assurances...................        176
      32    Compagnie de Saint-Gobain SA.....      1,954
       4    Compagnie Francaise d'Etudes et
              de Construction Technip........        693
      65    Credit Agricole SA (e)...........      1,949
       8    Dassault Systems SA..............        405
       9    Essilor International SA.........        693
      25    European Aeronautic Defence &
              Space Co. .....................        731
     158    France Telecom SA................      5,236
      26    Groupe Danone....................      2,397
       9    Imerys SA........................        717
       7    L'Air Liquide SA.................      1,357
       9    L'Air Liquide SA, Registered
              Shares (b).....................      1,620
      35    L'Oreal SA.......................      2,620
      17    Lafarge SA.......................      1,642
      13    Lagardere S.C.A. ................        907
      27    LVMH (Louis Vuitton Moet
              Hennessy) SA...................      2,074
      15    Michelin, Class B, Registered
              Shares.........................        949
       8    Pernod-Ricard SA.................      1,196
       8    Pinault Printemps Redoute SA.....        813
      24    PSA Peugeot Citroen SA...........      1,509
      14    Publicis Groupe SA...............        447
      19    Renault SA.......................      1,568
      22    Sagem SA (e).....................        468
     169    Sanofi Synthelabo SA.............     13,558
      21    Schneider SA.....................      1,492
       7    Societe BIC SA...................        343
      34    Societe Generale, Class A........      3,472
      13    Societe Television Francaise 1
              (T.F.1)........................        429
      17    Sodexho Alliance SA..............        523
      76    STMicroelectronics NV............      1,474
      97    Suez Lyonnaise Des Eaux SA.......      2,599
      13    Thales SA........................        601
      23    Thomson Multimedia SA............        605
      65    Total SA, Class B................     14,246
       5    Unibail SA.......................        736
       7    Valeo SA.........................        310

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
France, continued:
      28    Veolia Environment SA............      1,004
       7    Vinci SA.........................        972
     110    Vivendi Universal SA (b).........      3,541
       1    Zodiac SA (b)....................         46
                                               ---------
                                                  97,818
                                               ---------
Germany (13.4%):
      10    Adidas AG........................      1,644
      66    Allianz AG.......................      8,734
      15    Altana AG........................        960
       3    AMB Generali Holdings AG (b).....        223
     113    BASF AG..........................      8,143
     135    Bayer AG.........................      4,560
     127    Bayerische Vereinsbank AG (b)
              (e)............................      2,886
       8    Beiersdorf AG (b)................        947
      10    Carbon AG (b)....................        131
       4    Celesio AG.......................        358
       3    CKAG Colonia Konzern AG..........        141
      87    Commerzbank AG (b)...............      1,794
      30    Continental AG...................      1,914
     183    Daimler-Chrysler AG..............      8,775
     115    Deutsche Bank AG, Registered
              Shares.........................     10,191
      21    Deutsche Boerse AG...............      1,251
      90    Deutsche Post AG.................      2,059
     569    Deutsche Telekom AG (b)..........     12,878
       5    Douglas Holding AG...............        182
     136    E.ON AG..........................     12,424
      27    Epcos AG (b).....................        402
      10    Fresenius Medical Care AG........        782
      10    Heidelberger Zement AG...........        614
      10    Henkel KGaA......................        852
      33    Hypo Real Estate Holding AG (b)
              (e)............................      1,355
     142    Infineon Technologies AG (b).....      1,525
      13    Karstadt Quelle AG (e)...........        130
      16    Linde AG.........................        970
      47    Lufthansa AG (b).................        676
      31    Man AG...........................      1,182
      17    Merck KGaA.......................      1,163
      30    Metro AG.........................      1,630
      12    MLP AG...........................        240
      40    Muenchener Rueckversicherungs
              Gesellschaft AG, Registered
              Shares.........................      4,850
      34    Preussag AG (e)..................        809
      12    ProSiebenSat.1 Media AG..........        226
       3    Puma AG Rudolf Dassler Sport.....        809
      82    RWE AG...........................      4,511

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 74

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Germany, continued:
      44    SAP AG...........................      7,896
      38    Schering AG......................      2,862
     170    Siemens AG (e)...................     14,361
       1    Suedzucker AG....................         17
      74    Thyssen Krupp AG (e).............      1,632
      63    Volkswagen AG (e)................      2,858
                                               ---------
                                                 132,547
                                               ---------
Greece (1.2%):
      51    Alpha Bank AE (b)................      1,783
      53    Bank of Piraeus SA (b)...........        929
      21    Coca-Cola Hellenic Bottling Co.,
              SA.............................        504
      20    Commercial Bank of Greece SA.....        644
      49    EFG Eurobank Ergasias............      1,700
       8    Folli-Follie SA, Registered
              Shares.........................        224
      25    Hellenic Petroleum SA............        273
      24    Hellenic Technodomiki SA.........        109
      63    Hellenic Telecommunication
              Organization...................      1,136
      31    Intracom SA (b)..................        168
       7    Lambrakis Press SA (b)...........         32
      62    National Bank of Greece SA.......      2,041
       1    OPAP SA..........................         19
       1    Public Power Corp. ..............         22
      59    Public Power Corp. GDR (b).......      1,645
      17    Titan Cement Co. ................        516
                                               ---------
                                                  11,745
                                               ---------
Hong Kong (1.0%):
     125    Bank of East Asia Ltd. ..........        388
     248    BOC Hong Kong Holdings Ltd. .....        474
     103    Cathay Pacific Airways Ltd. .....        195
     104    Cheung Kong Holdings Ltd. .......      1,038
     188    CLP Holdings Ltd. ...............      1,080
      41    Esprit Holdings Ltd. ............        248
      32    Giordano International...........         20
      62    Hang Seng Bank Ltd. .............        863
      12    Henderson Land Development Co.,
              Ltd. ..........................         61
     392    Hong Kong & China Gas Co.,
              Ltd. ..........................        808
      15    Hong Kong Electric Holdings
              Ltd. ..........................         68
      34    Hong Kong Exchanges & Clearing
              Ltd. ..........................         90
      23    Hopewell Holdings................         59
     134    Hutchison Whampoa Ltd. ..........      1,252
     140    Johnson Electric Holdings
              Ltd. ..........................        136
      14    Kingboard Chemical Holdings
              Ltd. ..........................         30
     121    Li & Fung Ltd. ..................        204
      68    New World Development Co.,
              Ltd. ..........................         76
       1    Orient Overseas International....          3

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Hong Kong, continued:
     228    Pacific Century Cyberworks,
              Ltd. ..........................        144
      30    Shangri-La Asia Ltd. ............         43
     180    Sino Land Co. ...................        177
      87    Sun Hung Kai Properties Ltd. ....        865
      77    Swire Pacific Ltd., Class A......        647
     298    Tan Chong International Ltd. ....         59
      33    Techtronic Industries Co.,
              Ltd. ..........................         72
      37    Television Broadcasts Ltd. ......        171
     104    Wharf Holdings Ltd. .............        365
       3    Yue Yuen Industrial Holdings
              Ltd. ..........................          9
                                               ---------
                                                   9,645
                                               ---------
Hungary (0.7%):
      14    Gedeon Richter Rt................      1,714
      66    Matav Rt.........................        317
      27    MOL Magyar Olaj-Es Gazipari Rt...      1,900
     100    OTP Bank Rt......................      3,074
                                               ---------
                                                   7,005
                                               ---------
India (0.8%):
      22    Bajaj Auto Ltd. GDR..............        564
      25    Grasim Industries Ltd. GDR (e)...        765
      58    Gujarat Ambuja Cements Ltd.
              GDR............................        528
      19    Hindalco Industries Ltd. GDR.....        609
      11    ICICI Bank Ltd. ADR..............        217
      23    Indian Aluminum Co., Ltd. GDR....         81
       4    Infosys Technologies Ltd. .......        243
      18    ITC Ltd. GDR.....................        547
      30    Larsen & Toubro Ltd. GDR (e).....        676
      23    Mahanagar Telephone ADR..........        180
      34    Ranbaxy Laboratories Ltd. GDR....        964
      53    Reliance Industries Ltd. GDR.....      1,354
      10    State Bank of India Ltd. GDR.....        361
      11    Ultra Tech Cement Ltd. GDR (b)...        173
      25    United Enterprises Ltd. GDR......         19
      25    United Phosphorus Enterprises
              Ltd. GDR.......................        454
                                               ---------
                                                   7,735
                                               ---------
Ireland (1.2%):
     119    Allied Irish Banks PLC...........      2,476
      29    Allied Irish Banks PLC (b).......        600
     123    Bank of Ireland PLC..............      2,053
      48    CRH PLC..........................      1,272
      19    CRH PLC..........................        510
      12    DCC PLC..........................        272
     131    Depfa Bank PLC...................      2,198
       6    Elan Corp. PLC (b)...............        173
      37    Elan Corp. PLC (b)...............      1,016

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Ireland, continued:
       4    Fyffes PLC.......................         10
      11    Grafton Group PLC (b)............        117
      74    Independent Newspapers PLC.......        232
      30    Irish Life & Permanent PLC.......        561
      19    Kerry Group PLC, Class A.........        446
      37    Ryanair Holdings PLC (b).........        264
     385    Waterford Wedgewood PLC (b)......         32
                                               ---------
                                                  12,232
                                               ---------
Israel (0.6%):
     294    Bank Hapoalim Ltd. ..............        990
     123    Bank Leumi Le-Israel Ltd. .......        336
      14    ECI Telecommunications Ltd.
              (b)............................        117
       0    Elco Holdings Ltd. ..............          0
       7    IDB Holding Corp., Ltd. .........        156
       0    Industrial Buildings Corp. ......          0
     352    Israel Chemicals Ltd. ...........        829
       0    Koor Industries Ltd. (b).........          0
       7    Koor Industries Ltd. ADR (b)
              (e)............................         70
     151    Makhteshim Agan Industries
              Ltd. ..........................        812
       0    Osem Investment Ltd. ............          0
      82    Teva Pharmaceutical Ltd. ADR.....      2,439
                                               ---------
                                                   5,749
                                               ---------
Italy (8.5%):
      90    Alleanza Assicurazioni SpA (e)...      1,251
     217    Assicurazioni Generali SpA.......      7,345
       0    Autogrill SpA (b)................          6
      28    Autostrade SpA...................        743
     217    Banc Monte Dei Paschi Di Seina
              SpA............................        775
      35    Banca Antonveneta SpA (b)........        915
      54    Banca Fideuram SpA (b)...........        280
     325    Banca Intesa SpA.................      1,399
     381    Banca Nazionale del Lavoro SpA...      1,137
      92    Banca Popolare di Milano SpA
              (e)............................        814
     272    Bancario San Paolo di Torino
              SpA............................      3,911
      32    Banche Popolari Unite Scrl.......        650
     893    Banco Ambrosiano Veneto SpA......      4,296
      45    Banco Popolare di Verona e Novara
              Scrl...........................        919
      27    Benetton Group SpA...............        357
      48    Bulgari SpA......................        595
     298    Capitalia SpA....................      1,367
     142    Edison SpA (b) (e)...............        301
     806    Enel SpA (e).....................      7,925
     592    Eni SpA..........................     14,869
      88    Fiat SpA (e).....................        709
      60    FinecoGroup SpA (b) (e)..........        466

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Italy, continued:
   1,162    Finmeccanica SpA.................      1,053
      62    Gruppo Editorale L'Espresso SpA
              (e)............................        374
      35    Italcementi SpA..................        557
      24    Luxottica Group SpA..............        484
      14    Marzotto (Gaetano) & Figli SpA...        282
     154    Mediaset SpA.....................      1,953
     159    Mediobanca SpA...................      2,574
      32    Mediolanum SpA (e)...............        228
      49    Mondadori (Arnoldo) Editore
              SpA............................        567
     457    Pirelli & C. SpA (e).............        616
      88    Riuniune Adriatici de Sicurta
              SpA............................      1,994
     247    Seat Pagine Gialle SpA...........        114
     743    Seat Pagine Gialle SpA (b) (e)...        336
     103    Sirti SpA (b)....................        266
     147    Snam Rete Gas SpA................        857
     203    Snia SpA (b) (e).................         68
      41    Sorin SpA (b)....................        131
     838    Telecom Italia Mobile SpA di Risp
              (e)............................      6,261
     917    Telecom Italia SpA...............      3,749
   1,557    Telecom Italia SpA...............      5,054
      62    Tiscali SpA (b)..................        231
     138    Trena Spa........................        397
     929    Unicredito Italiano SpA..........      5,338
                                               ---------
                                                  84,514
                                               ---------
Japan (23.0%):
      73    77th Bank Ltd. ..................        515
      10    Acom Co., Ltd. ..................        728
       5    Advantest Corp. (e)..............        461
       1    Aeon Credit Service Co., Ltd. ...         63
       6    Aiful Corp. .....................        640
      74    Ajinomoto Co., Inc. .............        881
      23    Alps Electric Co., Ltd. .........        342
      40    Amada Co., Ltd. .................        222
      25    Amano Corp. .....................        245
       1    Anritsu Corp.....................          7
      10    Aoyama Trading Co., Ltd. ........        261
      60    Asahi Breweries Ltd. ............        748
     160    Asahi Chemical Industry Co., Ltd.
              (b)............................        802
      96    Asahi Glass Co., Ltd. ...........      1,056
       6    Autobacs Seven Co., Ltd. (e).....        169
     150    Bank of Yokohama Ltd. ...........        944
      10    Benesse Corp. ...................        345
      79    Bridgestone Corp. ...............      1,570
      98    Canon, Inc. .....................      5,331
      35    Casio Computer Co., Ltd. (e).....        549
       0    Central Japan Railway Co. .......        981
      50    Chiba Bank Ltd. (e)..............        336

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 76

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Japan, continued:
     121    Chichibu Onoda Cement Co.,
              Ltd. ..........................        301
      78    Chubu Electric Power Company,
              Inc. ..........................      1,869
      29    Chugai Pharmaceutical Co.,
              Ltd. ..........................        482
      48    Citizen Watch Co., Ltd. (e)......        462
      20    COMSYS Holdings Corp. ...........        185
      22    Credit Saison Co., Ltd. .........        794
       9    CSK Corp. (e)....................        407
      87    Dai Nippon Printing Co., Ltd. ...      1,406
      35    Dai-Ichi Pharmaceuticals Co.,
              Ltd. ..........................        766
      56    Daicel Chemical Industries Ltd.
              (b)............................        318
      27    Daikin Industries Ltd. ..........        768
      36    Daimura, Inc. (e)................        293
     110    Dainippon Ink & Chemicals,
              Inc. ..........................        254
      12    Daito Trust Construction Co.,
              Ltd. (e).......................        566
     509    Daiwa Bank Holdings, Inc. (b)....      1,030
      61    Daiwa House Industry Co.,
              Ltd. ..........................        693
     159    Daiwa Securities Co., Ltd. ......      1,143
      72    Denki Kagaku Kogyo Kabushiki
              Kaisha Co., Ltd. ..............        239
      69    Denso Corp. .....................      1,842
       0    Dentsu, Inc. ....................        192
      39    Dianippon Screen Manufacturing
              Co., Ltd. (e)..................        240
      10    Dowa Mining Co., Ltd. ...........         65
       0    East Japan Railway Co. ..........      2,256
      39    Ebara Corp. (e)..................        180
      32    Eisai Co., Ltd. .................      1,040
      10    Electric Power Development Co.,
              Ltd. (b).......................        276
       0    Family Mart Co., Ltd. ...........         13
      16    Fanuc Co., Ltd. (e)..............      1,062
       7    Fast Retailing Co., Ltd. ........        513
      49    Fuji Photo Film Co., Ltd. (e)....      1,803
       0    Fuji Television Network, Inc. ...        206
      51    Fujikura Ltd. (e)................        235
      28    Fujisawa Pharmaceutical Co.,
              Ltd. ..........................        768
     213    Fujitsu Ltd. ....................      1,391
      60    Furukawa Electric Co., Ltd.
              (b)............................        332
     134    Gunma Bank Ltd. .................        779
      33    Gunze Ltd. ......................        153
      32    Hankyu Department Stores, Inc.
              (e)............................        232
       5    Hirose Electric Co., Ltd. .......        537
     380    Hitachi Ltd. ....................      2,635
      66    Hokugin Financial Group, Inc. ...        181
      89    Honda Motor Co., Ltd. ...........      4,637
      16    House Foods Corp. (e)............        233
      14    Hoya Corp. ......................      1,582
      27    Isetan Co., Ltd. ................        313
      63    Ishihara Sangyo Kaisha Ltd. .....        144

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Japan, continued:
      86    Ishikawajima-Harima Heavy
              Industries Co. Ltd. (b) (e)....        118
      40    ITO-Yokado Co., Ltd. ............      1,695
     173    Itochu Corp. (e).................        803
       2    Itochu Techno-Science Corp. .....         74
       1    Jafco Co., Ltd. .................         76
      90    Japan Airlines System Corp.
              (b)............................        261
       0    Japan Tobacco, Inc. .............        742
      64    JFE Holdings, Inc. (e)...........      1,832
      31    JGC Corp. .......................        286
       5    JSR Corp. .......................        108
      72    JUSCO Co., Ltd. .................      1,204
     120    Kajima Corp. ....................        519
      33    Kamigumi Co., Ltd. ..............        264
      10    Kanebo Ltd. (b) (e)..............        145
      46    Kaneka Corp. ....................        519
      98    Kansai Electric Power Co.,
              Inc. ..........................      1,985
      72    Kao Corp. .......................      1,826
     190    Kawasaki Heavy Industries Ltd.
              (b)............................        312
      70    Kawasaki Kisen Kaisha Ltd. (e)...        454
     101    Keihin Electric Express Railway
              Co., Ltd. (e)..................        622
       3    Keyence Corp. ...................        637
      25    Kikkoman Corp. ..................        239
      31    Kinden Corp. ....................        228
     210    Kinki Nippon Railway Co.,
              Ltd. ..........................        726
     105    Kirin Brewery Co., Ltd. (e)......      1,032
      77    Kobe Steel Ltd. .................        119
      22    Kokuyo Co., Ltd. ................        260
     123    Komatsu Ltd. ....................        858
      10    Komori Corp. (e).................        146
      12    Konami Co., Ltd. (e).............        279
      55    Konica Corp. ....................        732
      24    Koyo Seiko Co., Ltd. (e).........        335
     140    Kubota Corp. ....................        692
      49    Kuraray Co., Ltd. ...............        440
      19    Kurita Water Industries Ltd. ....        278
      20    Kyocera Corp. ...................      1,520
      54    Kyowa Hakko Kogyo Co., Ltd.
              (b)............................        407
       4    Lawson, Inc. ....................        162
       1    Mabuchi Motor Co. Ltd. ..........         72
      18    Makita Corp. (e).................        316
      69    Marubeni Corp. ..................        192
      44    Marui Co., Ltd. .................        589
     266    Matsushita Electric Industrial
              Co., Ltd. .....................      4,253
      38    Matsushita Electric Works
              Ltd. ..........................        327
      45    Meiji Milk Products Co., Ltd. ...        267
      43    Meiji Seika Kaisha Ltd. .........        199
       0    Millea Holdings, Inc. ...........      2,616

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Japan, continued:
      47    Minebea Co., Ltd. ...............        205
     220    Mitsubishi Chemical Corp. .......        669
     135    Mitsubishi Corp. ................      1,749
     220    Mitsubishi Electric Corp. .......      1,080
     130    Mitsubishi Estate Co., Ltd.
              (e)............................      1,532
      54    Mitsubishi Gas Chemical Co.,
              Inc. ..........................        257
     345    Mitsubishi Heavy Industries Ltd.
              (e)............................        980
      26    Mitsubishi Logistics Corp. (e)...        256
     145    Mitsubishi Materials Corp. (e)...        303
      92    Mitsubishi Rayon Co., Ltd. ......        336
       1    Mitsubishi Tokyo Financial Group,
              Inc. ..........................      5,163
     162    Mitsui & Co., Ltd. ..............      1,451
      21    Mitsui Chemicals, Inc. ..........        115
     119    Mitsui Engineering & Shipbuilding
              Co., Ltd. .....................        203
      95    Mitsui Fudosan Co., Ltd. ........      1,160
     164    Mitsui Marine & Fire Insurance
              Co., Ltd. .....................      1,423
      73    Mitsui Mining & Smelting Co.,
              Ltd. ..........................        321
     120    Mitsui OSK Lines Ltd. ...........        717
      60    Mitsui Trust Holding, Inc. ......        599
      67    Mitsukoshi, Ltd. (e).............        328
      20    Mitsumi Electric Co., Ltd. (e)...        224
       1    Mizuho Financial Group, Inc. ....      4,422
      27    Murata Manufacturing Co.,
              Ltd. ..........................      1,524
      17    Namco Ltd. (e)...................        223
     200    NEC Corp. .......................      1,246
       5    NEC Electronics Corp. (e)........        251
       0    Net One Systems Co. Ltd..........        142
      48    NGK Insulators Ltd. .............        457
      33    NGK Spark Plug Co., Ltd. (e).....        342
      52    Nichirei Corp. (e)...............        207
       5    Nidec Corp. .....................        597
     183    Nikko Cordial Corp. .............        973
      37    Nikon Corp. (e)..................        460
      13    Nintendo Co., Ltd. ..............      1,590
     121    Nippon Express Co., Ltd. ........        597
      16    Nippon Meat Packers, Inc. .......        217
      89    Nippon Minings Holdings, Inc. ...        418
     171    Nippon Oil Co., Ltd. ............      1,094
      59    Nippon Sheet Glass Co., Ltd.
              (e)............................        242
      25    Nippon Shokubai K.K. Co.,
              Ltd. ..........................        217
     773    Nippon Steel Co., Ltd. ..........      1,899
       1    Nippon Telegraph and Telephone
              Corp. .........................      2,597
       0    Nippon Unipac Holding............        467
     128    Nippon Yusen Kabushiki Kaisha
              (e)............................        691
      42    Nishimatsu Construction Corp. ...        146
     293    Nissan Motor Co., Ltd. ..........      3,207

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Japan, continued:
       8    Nisshin Steel Co., Ltd. .........         17
      42    Nisshinbo Industries, Inc. ......        313
      15    Nissin Food Products Co.,
              Ltd. ..........................        376
       0    Nitori Co., Ltd. ................          3
      20    Nitto Denko Corp. ...............      1,110
      10    NOK Corp. .......................        308
     223    Nomura Securities Co., Ltd. .....      3,239
      74    NSK Ltd. ........................        371
      64    NTN Corp. .......................        366
       0    NTT Data Corp. ..................        486
       2    NTT Docomo, Inc. ................      4,268
      75    Obayashi Corp. ..................        473
       0    Obic Co., Ltd. ..................         23
     106    Oji Paper Co., Ltd. .............        610
       5    Oki Electric Industry Co., Ltd.
              (b)............................         23
      40    Okumura Corp. (e)................        252
      31    Olympus Optical Co., Ltd. .......        663
      32    Omron Corp. .....................        757
      23    Onward Kashiyama Co., Ltd. ......        334
       5    Oracle Corp. Japan (e)...........        242
       0    Oriental Land Co., Ltd. (e)......         31
      11    Orix Corp. ......................      1,457
     292    Osaka Gas Co., Ltd. .............        911
      18    Pioneer Electronic Corp. ........        352
      12    Promise Co., Ltd. ...............        851
       0    Rakuten, Inc. (b) (e)............         46
       0    Rakuten, Inc. (b)................        323
      85    Ricoh Co., Ltd. (e)..............      1,645
      13    Rohm Co., Ltd. ..................      1,357
       1    Ryohin Keikaku Co., Ltd. ........         55
      23    Sanden Corp. ....................        142
      42    Sankyo Co., Ltd. ................        956
     183    Sanyo Electric Co., Ltd. ........        635
      39    Sapporo Breweries Ltd. (e).......        185
      29    Secom Co., Ltd. .................      1,151
       6    Sega Sammy Holdings (b)..........        322
       6    Seiko Epson Corp. ...............        256
      29    Seino Transportation Co.,
              Ltd. ..........................        272
      58    Sekisui Chemical Co., Ltd. ......        422
      64    Sekisui House Ltd. ..............        751
      44    Seven-Eleven Japan Ltd. (e)......      1,382
     115    Sharp Corp. .....................      1,880
       7    Shimachu Co., Ltd. ..............        179
       0    Shimamura Co., Ltd. (e)..........         12
      17    Shimano, Inc. ...................        478
      72    Shimizu Corp. ...................        360
      42    Shin-Etsu Chemical Co. ..........      1,736
      34    Shinsei Bank Ltd. ...............        230
      41    Shionogi & Co., Ltd. ............        566
      51    Shisiedo Co., Ltd. ..............        738

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 78

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Japan, continued:
      16    Shizuoka Bank....................        152
     142    Showa Denko K.K..................        366
      15    Skylark Co., Ltd. ...............        255
       7    SMC Corp. .......................        767
      50    Snow Brand Milk Products Co.,
              Ltd. (b) (e)...................        155
      27    Softbank Corp. (e)...............      1,316
       2    Sojitz Holdings Corp. (b)........         10
      78    Sompo Japan Insurance, Inc. .....        794
     109    Sony Corp. ......................      4,242
      12    Stanley Electric Co., Ltd. (e)...        201
     169    Sumitomo Chemical Co. ...........        824
     108    Sumitomo Corp. ..................        930
      88    Sumitomo Electric Industries
              Ltd. ..........................        959
      80    Sumitomo Heavy Industries Ltd.
              (b) (e)........................        300
     314    Sumitomo Metal Industries
              Ltd. ..........................        427
      68    Sumitomo Metal Mining Co.,
              Ltd. ..........................        485
       0    Sumitomo Mitsui Financial Group,
              Inc. (e).......................      3,320
      63    Sumitomo Osaka Cement Co.,
              Ltd. ..........................        154
      37    Sumitomo Realty & Development Co.
              Ltd. ..........................        482
     156    Sumitomo Trust & Banking Co.,
              Ltd. ..........................      1,125
      14    Suruga Bank Ltd. ................        115
      14    T&D Holdings, Inc. (b)...........        684
      31    Taisei Corp. ....................        120
      26    Taisho Pharmaceutical Co.,
              Ltd. ..........................        570
      26    Takara Shuzo Co., Ltd. (e).......        169
      41    Takashimaya Co., Ltd. ...........        395
     104    Takeda Chemical Industries
              Ltd. ..........................      5,252
       8    Takefuji Corp. ..................        548
      15    Takuma Co., Ltd. (e).............        118
     112    Teijin Ltd. (e)..................        486
      63    Teikoku Oil Co., Ltd. (e)........        349
      17    Terumo Corp. ....................        469
      11    The Bank of Fukuoka Ltd. (e).....         74
       0    The Goodwill Group, Inc. ........         62
      15    TKD Corp. .......................      1,133
     124    Tobu Railway Co., Ltd. (b).......        472
      25    Toho Co. ........................        389
      74    Tohoku Electric Power Co.,
              Inc. ..........................      1,322
      13    Tokyo Broadcasting System,
              Inc. ..........................        204
     132    Tokyo Electric Power Co.,
              Ltd. ..........................      3,235
      20    Tokyo Electron Ltd. .............      1,260
     361    Tokyo Gas Co., Ltd. (e)..........      1,480
      15    Tokyo Style Co., Ltd. ...........        176
     125    Tokyu Corp. .....................        676
      10    Tokyu Land Corp. ................         42
      81    Toppan Printing Co., Ltd. .......        901

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Japan, continued:
     159    Toray Industries, Inc. ..........        742
     269    Toshiba Corp. ...................      1,160
      81    Tosoh Corp. .....................        362
      33    Tostem Inax Holding Corp. .......        606
      50    Toto Ltd. .......................        474
       2    Toyo Information.................         69
      23    Toyo Seikan Kaisha Ltd. .........        425
     126    Toyobo Ltd. .....................        304
       7    Toyoda Gosei (e).................        133
     333    Toyota Motor Corp. ..............     13,607
       1    Trans Cosmos, Inc. ..............         49
      12    Trend Micro, Inc. (b) (e)........        656
     125    UBE Industries Ltd. (b)..........        211
       0    UFJ Holdings, Inc. ..............      2,617
       8    Uni-Charm Corp. .................        369
      23    UNY Co., Ltd. ...................        263
       1    USS Co., Ltd. ...................        103
      19    Wacoal Corp. (e).................        229
       0    West Japan Railway Co. ..........        723
       0    World Co., Ltd...................          3
       0    Yahoo Japan Corp. (b)............      1,447
      15    Yakult Honsha Co., Ltd. (e)......        259
       2    Yamada Denki Co., Ltd. ..........         79
      24    Yamaha Corp. ....................        361
      35    Yamanouchi Pharmaceutical Co.,
              Ltd. ..........................      1,356
      53    Yamato Transport Co., Ltd. ......        788
      29    Yamazaki Baking Co., Ltd. .......        270
      36    Yokogawa Electric Corp. .........        479
                                               ---------
                                                 228,099
                                               ---------
Luxembourg (0.1%):
      58    Arcelor SA.......................      1,334
                                               ---------
Mexico (0.8%):
      26    Alfa SA de CV, Class A...........        132
     776    America Movil SA de CV...........      2,038
      57    Cemex SA de CV, Series CPO.......        418
      33    Compania Cervezas Unidas SA ADR..        840
      19    Controladora Comercial Mexicana
              SA de CV -- UBC (e)............         21
      32    Fomento Economico Mexicano SA....        168
      32    Grupo Carso SA de CV, Series
              A-1............................        170
      34    Grupo Continental SA.............         66
      73    Grupo Mexico SA de CV, Class B
              (b)............................        371
      64    Grupo Modelo SA, Series C........        177
     121    Grupo Televisa SA, Series CPO....        364
      34    Industrias Penoles SA, Series CP
              (e)............................        182

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Mexico, continued:
      65    Kimberly-Clark de Mexico SA de
              CV, Class A....................        223
     179    Telefonos de Mexico SA, Series
              A..............................        344
     700    Telefonos de Mexico SA, Series
              L..............................      1,343
      29    Vitro SA.........................         30
     292    Walmart de Mexico SA DE CV.......      1,005
                                               ---------
                                                   7,892
                                               ---------
Netherlands (2.7%):
     107    ABN AMRO Holding NV..............      2,834
     109    Aegon NV.........................      1,486
      16    Akzo Nobel NV....................        675
      36    ASM Lithography Holding NV (b)
              (e)............................        578
       2    DSM NV...........................        125
      40    Elsevier NV......................        540
       2    Euronext NV......................         63
      24    Getronics NV (b) (e).............         55
      71    Hagemeyer NV (b) (e).............        163
      23    Heineken NV......................        770
       2    IHC Caland NV (b)................        142
     113    ING Groep NV.....................      3,434
      98    Koninklijke Ahold NV (b).........        755
     123    Koninklijke KPN NV...............      1,173
       9    Koninklijke Numico NV............        319
      79    Philips Electronics NV...........      2,094
      27    Qiagen NV (b)....................        297
       1    Randstad Holdings NV.............         46
     131    Royal Dutch Petroleum Co. .......      7,511
      16    TNT Post Groep NV................        447
      36    Unilever NV......................      2,386
       8    Vedior NV........................        133
      14    Verenigde Nederalndse
              Uitgeversbedrijven NV..........        422
       1    Wereldhave NV (b)................        125
      20    Wolters Kluwer CVA...............        405
                                               ---------
                                                  26,978
                                               ---------
New Zealand (0.5%):
      33    Auckland International Airport
              Ltd. ..........................        189
     146    Carter Holt Harvey Ltd. .........        218
     124    Fisher & Paykel Appliances &
              Holdings Ltd. .................        386
     131    Fisher & Paykel Industries
              Ltd. ..........................        306
     115    Fletcher Building Ltd. ..........        553
      18    Fletcher Challenge Forestry
              Ltd. ..........................         29
      26    Independent Newspapers Ltd. .....        107
      35    Lion Nathan Ltd. ................        232
      18    NGC Holdings Ltd. ...............         39
      52    Sky City Ltd. ...................        200
      10    Sky Network Televison Ltd. (b)...         43

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
New Zealand, continued:
     458    Telecom Corp. of New Zealand Ltd.
              (b)............................      2,035
      12    The Warehouse Group Ltd. ........         31
      70    Tower Ltd. (b)...................        108
      12    Waste Management NZ Ltd. ........         50
                                               ---------
                                                   4,526
                                               ---------
Norway (1.7%):
       1    Aker ASA (b).....................          6
     222    Den Norske Bank ASA..............      2,186
      18    Frontline Ltd. (e)...............        805
     152    Golar LNG Ltd. (b)...............      2,204
      16    Hafslund ASA, Class A............        102
      48    Hafslund ASA, Class B............        300
       1    Kvaerner ASA (b).................          4
      31    Norsk Hydro ASA..................      2,412
      32    Norske Skogsindustrier ASA.......        700
      55    Orkla ASA, Series A..............      1,815
       3    Petroleum Geo-Services ASA (b)...        200
      25    Schibsted ASA....................        713
      15    Smedvig ASA, Class A.............        248
     104    Statoil ASA......................      1,650
      67    Storebrand ASA...................        650
      23    Tandberg ASA.....................        291
     225    Telenor ASA......................      2,041
      71    Tomra Systems ASA (b) (e)........        389
      27    Yara International ASA (b) (e)...        359
                                               ---------
                                                  17,075
                                               ---------
Philippines (0.6%):
   5,671    Ayala Land, Inc. ................        738
     810    Bank of Philippine Islands.......        757
   1,657    Filinvest Land, Inc. (b).........         33
      92    Manila Electric Co., Class B
              (b)............................         40
     480    Metropolitan Bank & Trust Co. ...        226
   2,084    Petron Corp. ....................        121
     100    Philippine Long Distance
              Telephone Co. (b)..............      2,456
     237    San Miguel Corp., Class B........        316
  10,254    SM Prime Holdings, Inc. .........      1,406
                                               ---------
                                                   6,093
                                               ---------
Portugal (0.8%):
     437    Banco Commercial Portuguese SA...      1,124
      23    Banco Espirito Santo e Commerical
              de Lisboa SA, Registered Shares
              (b)............................        423
     189    BPI-SGPS SA, Registered Shares
              (b)............................        767
      68    Brisa Auto-Estradas SA (e).......        627
      85    Cimpor Cimentos de Portugal SA...        481

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 80

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Portugal, continued:
     288    Electricidade de Portugal SA.....        873
      24    Estabelecimentos Jeronimo Martins
              & Filho SA (b) (e).............        317
     192    Portugal Telecom SA..............      2,367
       5    PT Multimedia-Servicos de
              Telecomunicacoes e Multimedia
              SGPS SA........................        118
     425    Sonae SGPS SA (e)................        618
                                               ---------
                                                   7,715
                                               ---------
Singapore (0.4%):
      25    Capitacommercial Trust (b) (e)...         20
     115    Capitaland Ltd. .................        150
      51    Chartered Semiconductor
              Manufacturing Ltd. (b) (e).....         31
      46    City Developments Ltd. ..........        199
       6    Creative Technology Ltd. ........         87
      19    Cycle & Carriage Ltd. ...........        125
      70    DBS Group Holdings Ltd. .........        690
      43    Haw Par Corp., Ltd. .............        136
      56    Keppel Corp. ....................        296
      63    Neptune Orient Lines Ltd. .......        116
      49    Oversea Chinese Banking Corp.,
              Ltd. ..........................        404
      36    Oversea Chinese Banking Corp.,
              Ltd. ..........................         22
     129    Parkway Holdings Ltd. ...........        118
     142    Sembcorp Industries Ltd. ........        141
      82    Sgd Comfortdelgro Corp Ltd.......         78
      36    Singapore Airlines Ltd. .........        249
     139    Singapore Press Holdings Ltd. ...        392
     149    Singapore Telecommunications
              Ltd. ..........................        217
       4    ST Assembly Test Services Ltd.
              (b) (e)........................          2
      83    United Overseas Bank Ltd. .......        699
      20    Venture Manufacturing Ltd. ......        190
                                               ---------
                                                   4,362
                                               ---------
South Africa (0.5%):
       6    AngloGold Ltd. ..................        222
       6    Anglovaal Industries Ltd. .......         26
      13    Barlow Ltd. .....................        243
       2    Bidvest Group Ltd. ..............         32
      27    Driefontein Consolidated Ltd. ...        336
       4    Edgars Consolidated Stores
              Ltd. ..........................        196
     303    Firstrand Ltd. ..................        717
       5    Harmony Gold Mining Co. .........         47
       1    Impala Platinum Holdings Ltd.....         79
       9    Imperial Holdings Ltd. (b).......        175
       1    Investec Ltd. ...................         36

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
South Africa, continued:
      15    Iscor Ltd. ......................        175
      11    Liberty Life Association of
              Africa Ltd. ...................        130
      16    MTN Group Ltd. ..................        123
      15    Nampak Ltd. (b)..................         41
       4    Nasionale Pers Beperk Ltd.,
              Series N.......................         48
      14    Nedcor Ltd. .....................        194
      30    New Africa Capital Ltd. .........         59
      25    Old Mutual PLC...................         64
       6    Rustenburg Platinum Holdings
              Ltd. ..........................        227
      15    Sanlam Ltd. .....................         36
      14    Sappi Ltd. ......................        205
      37    Sasol Ltd. ......................        800
      15    Shoprite Holdings Ltd. ..........         34
      12    Standard Bank Ltd. ..............        140
       7    Telkom SA Ltd. ..................        115
       8    The Spar Group Ltd. (b)..........         31
       8    Tiger Oats Ltd. .................        139
                                               ---------
                                                   4,670
                                               ---------
South Korea (0.6%):
       2    Cheil Communications, Inc. ......        352
      19    Daelim Industrial Co. (b)........      1,008
      25    Daewoo Shipbuilding & Marine
              Engineering Co., Ltd. (b)......        375
      10    Daishin Securities Co. ..........        134
       8    Hyundai Precision Industry Co.
              (b)............................        531
       6    LG Chem Ltd. (b).................        235
       3    LG Electronics, Inc. ............        156
       4    Pohang Iron & Steel Co., Ltd. ...        758
       2    Samsung Electronics Co. .........        916
       8    Samsung Fire & Marine Insurance
              Co., Ltd. .....................        665
       1    Shinsegae Co., Ltd. (b)..........        214
       1    SK Telecom Co., Ltd. ............        223
                                               ---------
                                                   5,567
                                               ---------
Spain (5.0%):
      29    Abertis Infraestructurassa SA
              (e)............................        637
      36    Acerinox SA (e)..................        579
      49    ACS, Actividades de Construccion
              y Servicios SA.................      1,131
       6    Altadis SA.......................        252
      57    Amadeus Global Travel
              Distribution SA, Class A.......        586
       2    Antena 3 Television SA (b).......        135
     401    Banco Bilbao Vizcaya Argentina SA
              (e)............................      7,111
      10    Banco Popular Espanol SA.........        680

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Spain, continued:
     748    Banco Santander Central Hispano
              Americano SA...................      9,294
      10    Cintra Concesiones de
              Infraestructuras de Transporte
              SA (b).........................        115
      14    Corporacion Financiara Alba SA
              (e)............................        503
      46    Corporacion Mapfre SA (e)........        675
     129    Endesa SA (e)....................      3,019
      11    Fomento de Construcciones y
              Contratas SA (e)...............        507
       5    Gamesa Corp. Technologica SA.....         72
      36    Gas Natural SDG SA...............      1,122
       1    Grupo Acciona SA Common..........        114
       6    Grupo Ferrovial SA (e)...........        318
       4    Grupo Prisa SA...................         88
     105    Iberdrola SA (e).................      2,674
      54    Iberia Lineas Aereas de Espana SA
              (e)............................        188
      22    Indra Systmes SA (b).............        373
      32    Industria de Diseno Textil SA....        948
       7    Inmobiliaria Metro SA............        337
     119    Repsol SA (e)....................      3,089
      18    Sociedad General de Aquas de
              Barcelona SA...................        374
       4    Sogecable SA (b).................        191
      37    Tabacalera SA....................      1,674
      12    Telefonica Publicidad e
              Informacion SA (TPI) (e).......        111
       9    Telefonica SA....................        163
     601    Telefonica SA....................     11,305
      48    Telepizza SA.....................         99
      33    Union Electric Fenosa SA (e).....        857
      16    Vallehermoso SA (b)..............        270
      23    Zeltia SA (b) (e)................        160
                                               ---------
                                                  49,751
                                               ---------
Sweden (2.0%):
      22    Assa Abloy AB, Class B...........        367
      14    Atlas Copco AB, Class A..........        641
      11    D. Carnegie & Co., AB............        140
      24    Electrolux AB, Class B...........        551
      14    Eniro AB.........................        139
      12    Fabege AB (b) (e)................        196
      27    Gambro AB, Class A...............        389
       4    Getinge AB, Class B..............         50
      35    Hennes & Mauritz AB, Class B.....      1,225
      12    Hoganas AB, Class B (e)..........        331
       4    Holmen AB, B Shares (b) (e)......        145
   1,244    LM Ericsson AB, Series B (b).....      3,959
     252    Nordea AB........................      2,541
      43    Nordea AB........................        431

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Sweden, continued:
      73    Nordic Baltic Holding AB.........        707
      15    Sandvik AB.......................        613
       4    Scania AB, Class B...............        164
      37    Securitas AB, Class B (b)........        637
      66    Skandia Forsakrings AB...........        327
      71    Skandiaviska Enskilda Banken AB,
              Class A........................      1,378
      28    Skanska AB, Class B..............        339
       8    SKF AB, Series B.................        344
       1    SSAB, Class B....................         29
      21    Svenska Cellulosa AB, Class B....        878
      53    Svenska Handelsbanken AB, Class
              A..............................      1,387
      12    Swedish Match AB.................        145
       5    Tele2 AB, Class B (b) (e)........        214
     132    Telia AB.........................        790
       9    Trelleborg AB, Series B..........        148
       3    Volvo AB, Class A................        111
      20    Volvo AB, Class B................        808
                                               ---------
                                                  20,124
                                               ---------
Switzerland (1.6%):
      32    ABB Ltd. ........................        179
       7    Adecco SA, Registered Shares.....        358
       5    Compagnie Financiere Richemont
              AG.............................        150
       3    Converium Holding AG.............         26
      31    Credit Suisse Group..............      1,296
       0    Givaudan AG......................        129
       2    Lonza Group AG...................        127
      11    Nestle SA........................      2,810
      67    Novartis AG......................      3,371
       3    Roche Holding AG.................        388
      18    Roche Holding AG.................      2,030
       0    Societe Generale de Surveillance
              Holdings SA....................        287
       8    Swiss Reinsurance Corp.,
              Registered Shares..............        605
       1    Swisscom AG, Registered Shares...        398
       4    Syngenta AG......................        391
      13    The Swatch Group AG, Registered
              Shares.........................        374
      35    UBS AG, Registered Shares........      2,908
       3    Zurich Financial Services AG.....        496
                                               ---------
                                                  16,323
                                               ---------
Taiwan (0.7%):
     400    Asustek Computer, Inc. ..........      1,065
   3,087    Far Eastern Textile Ltd. ........      2,482
     467    Quanta Computer, Inc. ...........        839

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 82

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Taiwan, continued:
   1,144    Taishin Financial Holding Co. ...      1,076
     928    Taiwan Cellular Corp. ...........      1,039
       0    Taiwan Mask Corp. ...............          0
                                               ---------
                                                   6,501
                                               ---------
Thailand (0.7%):
     200    Advance Agro PCL (b).............        126
      65    Advanced Info Service PCL........        185
     283    Bangkok Bank PCL.................        829
     152    Electricity Generating PCL.......        294
     751    Hana Microelectronics PCL........        377
     604    I.C.C. International PCL.........        653
     576    Nation Multimedia Group PCL,
              Foreign Registered Shares......        187
     165    PTT Exploration & Production
              PCL............................      1,071
     799    Shin Corp. PCL...................        853
     196    Siam Cement PCL..................      1,392
     435    Thai Farmers Bank PCL (b)........        629
                                               ---------
                                                   6,596
                                               ---------
Turkey (0.7%):
  46,468    Akbank AS........................        288
  47,562    Akcansa Cimento AS...............        168
   3,085    Aksa Akrilik Kimya Sanayii AS....         35
 237,165    Aksigorta AS (b).................        950
   3,978    Alarko Holding AS (b)............        118
  16,067    Anadolu Efes Biracilik ve Malt
              Sanayii AS.....................        325
  38,257    Arcelik AS (b)...................        234
  40,685    Aygaz AS.........................         98
 194,748    Cimsa Cimento Sanayii ve Ticaret
              AS.............................        676
  74,992    Eregli Demir ve Celik Fabrikalari
              Sanayii ve Ticaret AS..........        340
  39,595    Migros Turk Sanayii ve Ticaret
              AS.............................        329
   1,022    Netas-Northern Elektrik
              Telekomunikasyon AS (b)........         25
  65,848    Otosan Otomobil Sanayii ve
              Ticaret AS.....................        523
  41,006    Tofas Turk Otomobil Fabrikas
              Sanayii ve Ticaret AS (b)......         83
  49,391    Trakya Cam Sanayii AS............        135
   3,261    Tupras Turkiye Petrol
              Rafinerileri AS................         33
 138,771    Turkiye Garanti Bankasi Sanayii
              ve Ticaret AS (b)..............        438
 173,630    Turkiye Is Bankasi Sanayii ve
              Ticaret AS, Class C............        959

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Turkey, continued:
 218,172    Vestel Elektronik Sanayii ve
              Ticaret AS (b).................        842
  53,628    Yapi ve Kredi Bankasi Sanayii ve
              Ticaret AS (b).................        169
                                               ---------
                                                   6,768
                                               ---------
United Kingdom (9.8%):
      34    3I Group PLC.....................        434
      12    Aegis Group PLC..................         25
       6    AMEC PLC.........................         36
     930    Amoco BP PLC.....................      9,073
       7    Anglo American PLC...............        166
      54    Anglo American PLC...............      1,271
      27    Arm Holdings PLC.................         58
       6    Arriva PLC.......................         58
      93    Aviva PLC........................      1,117
      61    BAA PLC..........................        679
     152    BAE Systems PLC..................        672
     265    Barclays PLC.....................      2,976
      20    Barratt Developments PLC.........        234
       2    BBA Group PLC....................          9
       1    Bellway PLC......................         20
       2    Berkeley Group Holdings..........         28
     174    BG Group PLC.....................      1,188
      99    BHP Billiton PLC.................      1,158
      10    BICC Group PLC...................         59
      14    BOC Group PLC....................        263
      44    Boots Group PLC..................        559
      10    BPB PLC..........................         88
      64    Brambles Industries PLC..........        321
      11    British Airways PLC (b)..........         48
      69    British American Tobacco PLC.....      1,182
      41    British Land Co., PLC............        712
      53    British Sky Broadcasting Group
              PLC............................        574
     356    British Telecommunications Group
              PLC............................      1,387
       1    Bunzl PLC........................          9
      95    Cable & Wireless PLC.............        219
     106    Cadbury Schweppes PLC............        989
      20    Capita Group PLC.................        139
       8    Carnival PLC.....................        517
       8    Cattles PLC......................         58
     196    Centrica PLC.....................        886
       1    Close Brothers Group PLC.........         20
     118    Compass Group PLC................        556
      27    Cookson Group PLC (b)............         18
     144    Corus Group PLC (b)..............        140
       4    Daily Mail and General Trust PLC,
              Class A........................         55
     138    Diageo PLC.......................      1,963

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
United Kingdom, continued:
     100    Dixons Group PLC.................        293
       6    DX Services PLC (b)..............         40
      39    Electrocomponents PLC............        211
       9    EMAP PLC.........................        135
      50    EMI Group PLC....................        253
     200    Energis PLC (b)..................          3
       6    Enterprise Inns PLC..............         89
       4    Excel PLC........................         59
      14    Firstgroup PLC...................         92
       6    FKI PLC..........................         14
      61    Friends Provident PLC............        181
      58    GKN PLC..........................        264
     253    Glaxosmithkline PLC..............      5,967
      46    Great Universal Stores PLC.......        836
      55    Hanson PLC.......................        470
     114    Hays PLC.........................        272
     165    HBOS PLC.........................      2,684
       1    HMV Group PLC....................          7
     465    HSBC Holdings PLC................      7,851
      17    ICAP PLC.........................         91
      59    Imperial Chemical Industries
              PLC............................        275
      35    Imperial Tobacco PLC.............        948
       1    Inchcape PLC.....................         55
      39    InterContinental Hotels Group
              PLC............................        485
       1    Intertek Group PLC...............         20
     223    Invensys PLC (b).................         66
      24    Invesco PLC......................        146
     202    ITV PLC..........................        407
       5    Johnson Matthey PLC..............         91
      34    Kesa Electricals PLC.............        183
     116    Kidde PLC (b)....................        371
     104    Kingfisher PLC...................        616
     100    Ladbroke Group PLC...............        547
      40    Land Securities Group PLC........      1,071
     321    Legal & General Group PLC........        677
     230    Lloyds TSB Group PLC.............      2,091
      40    Logica PLC.......................        147
       5    London Stock Exchange PLC........         58
      11    Man (E D & F) Group..............        320
       7    Marconi Corp. PLC (b)............         80
      94    Marks & Spencer Group PLC (e)....        620
      10    MFI Furniture Group PLC..........         24
      33    Misys PLC........................        133
      44    Mitchells & Butlers PLC..........        284
      45    MMO2 PLC (b).....................        106
       3    National Express Group PLC (b)...         41
     146    National Grid Group PLC..........      1,393
      92    National Power PLC (b)...........        273
       8    Next PLC.........................        261
      39    Pearson PLC......................        474

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
United Kingdom, continued:
      67    Peninsular & Oriental Steam
              Navigation Co. PLC.............        385
       8    Persimmon PLC....................        103
     104    Pilkington PLC...................        219
       8    Provident Financial PLC..........         99
      95    Prudential Corp. PLC.............        823
       4    Punch Taverns PLC................         54
      54    Rank Group PLC...................        271
      28    Reckitt & Colman PLC.............        836
      64    Reed International PLC...........        590
      99    Rentokil Initial PLC.............        281
      64    Reuters Group PLC................        464
      41    Rexam PLC........................        359
      52    Rio Tinto PLC....................      1,527
       4    RMC Group PLC....................         64
      44    Rolls Royce Group PLC............        208
   2,777    Rolls Royce Group PLC (b)........          5
     103    Royal & Sun Alliance Insurance
              Group PLC......................        154
     133    Royal Bank of Scotland Group
              PLC............................      4,476
      28    SABMiller PLC....................        464
      65    Sainsbury PLC....................        336
      16    Schroders PLC....................        236
      34    Scottish & Newcastle PLC.........        286
      34    Scottish & Southern Energy PLC...        574
     103    Scottish Power PLC...............        800
       4    Serco Group PLC..................         17
      11    Severn Trent PLC.................        205
     397    Shell Transportation & Trading
              Co. PLC........................      3,385
      37    Signet Group PLC.................         79
      37    Smith & Nephew PLC...............        377
      35    Smiths Group PLC.................        558
       3    SSL International PLC (b)........         16
      25    Stagecoach Group PLC.............         54
      17    Tate & Lyle PLC..................        155
      63    Taylor Woodrow PLC...............        329
     321    Tesco PLC........................      1,985
      69    The Sage Group PLC...............        268
      19    Tomkins PLC......................         92
       4    Trinity Mirror PLC...............         54
       6    Unichem PLC......................         89
     112    Unilever PLC.....................      1,100
       8    United Business Media PLC........         73
      13    United Utilities PLC.............        152
      11    United Utilities PLC, Class A....         91
   2,860    Vodafone Group PLC...............      7,748
       4    Whitbread PLC....................         62
       7    William Hill PLC.................         74
      13    Wimpey (George) PLC..............        104

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 84

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
United Kingdom, continued:
      20    Wolseley PLC.....................        381
     120    Woolworths Group PLC.............         92
      53    WPP Group PLC....................        578
      23    Yell Group PLC...................        191
      10    Yorkshire Water PLC..............        118
      71    Zeneca PLC.......................      2,587
                                               ---------
                                                  96,667
                                               ---------
United States (0.3%):
       4    Carnival Corp., Class A..........        253
      78    News Corp. ......................      1,450
      62    News Corp., Class B..............      1,194
                                               ---------
                                                   2,897
                                               ---------
  Total Common Stocks                            995,188
                                               ---------
ISHARES (0.0%):
Germany (0.0%):
       8    MSCI Germany Index Fund (e)......        154
                                               ---------
Hong Kong (0.0%):
       3    MSCI Hong Kong Index Fund (e)....         42
                                               ---------
Singapore (0.0%):
       9    MSCI Singapore Index Fund (e)....         61
                                               ---------
Taiwan (0.0%):
       4    MSCI Taiwan Index Fund (e).......         51
                                               ---------
  Total iShares                                      308
                                               ---------
PREFERRED STOCKS (0.8%):
Brazil (0.5%):
     788    AmBev Cia Bebid SA...............        220
      65    Aracruz Celulose SA..............        248
       7    Banco Itau Holding Financeira
              SA.............................      1,107
   5,986    Companhia Brasileira de
              Distribuicao Grupo Pao de
              Acucar SA......................        155
   2,930    Companhia Energetica de Minas
              Gerais SA......................         72
       0    Companhia Paulista de Forca e Luz
              SA.............................          0
      54    Companhia Vale do Rio Doce SA,
              Series A.......................      1,305
      37    Petroleo Brasileiro SA...........      1,370
   7,316    Tele Centro Sul Participacoes
              SA.............................         55
      10    Tele Norte Leste Participacoes
              SA.............................        171
  21,034    Telesp Celular Participacoes SA
              (b)............................         57
      13    Votorantim Celulose e Papel SA...        211
                                               ---------
                                                   4,971
                                               ---------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
PREFERRED STOCKS, CONTINUED:
Germany (0.3%):
       1    Fresenius Medical Care AG........         36
       2    Porsche AG (e)...................      1,315
      13    RWE AG...........................        607
      18    Volkswagen AG....................        585
                                               ---------
                                                   2,543
                                               ---------
  Total Preferred Stocks                           7,514
                                               ---------
RIGHTS (0.0%):
Brazil (0.0%):
       1    Banco Bradesco SA (b)............          5
      11    Vale Do Rio Doce (b).............          0
                                               ---------
                                                       5
                                               ---------
Hong Kong (0.0%):
       2    Hutchison Telecomm Coupons (b)...          0
                                               ---------
  Total Rights                                         5
                                               ---------
WARRANTS (0.0%):
Israel (0.0%):
       0    Israel Corp., Ltd. (b)...........          2
                                               ---------
Singapore (0.0%):
       5    City Development Ltd. (b)........         15
                                               ---------
  Total Warrants                                      17
                                               ---------
U.S. TREASURY OBLIGATIONS (0.0%):
U.S. Treasury Bills (0.0%):
     200    2.16%, 2/24/05 (c)...............        199
                                               ---------
  Total U.S. Treasury Obligations                    199
                                               ---------
INVESTMENT COMPANIES (0.1%):
     957    One Group Prime Money Market
              Fund, Class I (d)..............        957
                                               ---------
  Total Investment Companies                         957
                                               ---------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
  SECURITIES LENDING (10.8%):
 107,421    Pool of various securities for
              One Group Equity Funds.........    107,421
                                               ---------
  Total Short-Term Securities Held as
  Collateral for Securities Lending              107,421
                                               ---------
                                               1,111,609
Total (Cost $810,355) (a)                      =========


------------
Percentages indicated are based on net assets of $991,169.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $336,220
                   Unrealized depreciation......................   (34,966)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $301,254
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Serves as collateral for futures contracts.

(d) Investment in affiliate.

(e) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

Amounts shown as 0 are either 0, or rounded to less than 1,000.

ADR  American Depositary Receipt
GDR  Global Depositary Receipt

The following table presents the portfolio investments of the Fund by industry classifications as a percentage of net assets:

                   Industry                                       Percentage
                   --------                                       ----------
                   Consumer Discretionary.......................      14.55%
                   Consumer Staples.............................       5.84%
                   Energy.......................................       7.13%
                   Financials...................................      27.04%
                   Health Care..................................       6.25%
                   Industrials..................................       7.17%
                   Information Technology.......................       7.53%
                   Materials....................................       6.90%
                   Telecommunications Services..................      11.83%
                   Utilities....................................       6.92%
                   Cash Equivalents.............................      10.99%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 86

ONE GROUP DIVERSIFIED INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
 COMMON STOCKS (99.7%):
Argentina (0.0%):
     55     Impsat Fiber Networks, Inc.
              (b)..........................           0
                                             ----------
Australia (2.7%):
    229     Amcor Ltd. (d).................       1,316
    233     Broken Hill Proprietary Co.,
              Ltd. ........................       2,807
    187     Commonwealth Bank of
              Australia....................       4,695
  2,039     Macquarie Infrastructure
              Group........................       5,433
     87     National Australia Bank Ltd.
              (d)..........................       1,955
    275     QBE Insurance Group Ltd. ......       3,305
    400     Rinker Group Ltd. .............       3,339
    207     Rio Tinto Ltd. (d).............       6,348
    373     Santos Ltd. (d)................       2,482
                                             ----------
                                                 31,680
                                             ----------
Belgium (1.5%):
    709     Dexia..........................      16,327
     20     InBev NV (d)...................         776
     17     KBC Bankverzekerings Holding NV
              (d)..........................       1,282
                                             ----------
                                                 18,385
                                             ----------
Brazil (2.1%):
    463     Companhia Vale do Rio Doce
              ADR..........................      11,280
    150     Companhia Vale do Rio Doce
              ADR..........................       4,352
    105     Petroleo Brasileiro SA ADR.....       4,177
    150     Tele Norte Leste Participacoes
              SA ADR.......................       2,531
     69     Unibanco Holdings SA GDR.......       2,189
                                             ----------
                                                 24,529
                                             ----------
China (1.0%):
  4,000     Aluminum Corp. of China (d)....       2,349
  3,000     Beijing Capital International
              Airport......................       1,273
  2,988     Beijing Datang Power Generation
              Ltd. (d).....................       2,247
     35     China Telecom Corp. Ltd. ADR...       1,288
     25     Cnooc Ltd. ADR.................       1,355
  6,000     Guangshen Railway Co., Ltd.
              (d)..........................       2,453
  2,000     Zhejiang Expressway Co.,
              Ltd. ........................       1,376
                                             ----------
                                                 12,341
                                             ----------
Denmark (1.3%):
      1     D/S Svendborg A/S, Class B
              (b)..........................       8,352
     40     ISS A/S........................       2,231
     30     Novo Nordisk A/S...............       1,615
     72     TDC A/S (d)....................       3,040
                                             ----------
                                                 15,238
                                             ----------
Finland (3.3%):
    455     Nokia Corp. ADR................       7,130
    705     Nokia Oyj, Class A.............      11,078

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Finland, continued:
     33     Nokian Renkaat Oyj.............       4,953
    547     Stora Enso Oyj, Class R........       8,371
     89     Tieto Corp., Class B...........       2,815
    241     UPM-Kymmene Corp. .............       5,371
                                             ----------
                                                 39,718
                                             ----------
France (9.0%):
    520     Axa............................      12,882
    170     Banque Nationale de Paris SA...      12,351
     88     Compagnie de Saint-Gobain SA...       5,300
     36     Compagnie Francaise d'Etudes et
              de Construction Technip......       6,651
    130     Imerys SA......................      10,867
     23     L'Oreal SA.....................       1,766
     95     Sanofi Synthelabo SA...........       7,633
     26     Societe Generale, Class A......       2,661
     47     Thales SA......................       2,253
    202     Total SA, Class B..............      44,308
                                             ----------
                                                106,672
                                             ----------
Germany (4.9%):
     56     BASF AG........................       3,994
    147     Bayer AG.......................       4,964
    284     Bayerische Motoren Werke AG....      12,767
     93     Deutsche Bank AG, Registered
              Shares.......................       8,278
    377     Deutsche Post AG...............       8,633
    150     Deutsche Postbank AG (b).......       6,620
      5     SAP AG.........................         811
     15     SAP AG ADR.....................         663
     70     Schering AG....................       5,250
     59     Siemens AG.....................       4,996
     10     Siemens AG ADR.................         847
                                             ----------
                                                 57,823
                                             ----------
Greece (0.2%):
    205     Aktor SA Technical Co. ........         821
     88     Coca-Cola Hellenic Bottling
              Co., SA......................       2,143
                                             ----------
                                                  2,964
                                             ----------
Hong Kong (1.8%):
    350     Henderson Land Development Co.,
              Ltd. ........................       1,817
    818     HSBC Holdings PLC..............      13,991
    192     Hutchison Whampoa Ltd. ........       1,796
  1,006     Johnson Electric Holdings
              Ltd. ........................         976

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

ONE GROUP DIVERSIFIED INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Hong Kong, continued:
    561     MTR Corp. .....................         898
  5,400     TCL International Holdings Ltd.
              (d)..........................       1,388
                                             ----------
                                                 20,866
                                             ----------
Ireland (1.1%):
    116     Allied Irish Banks PLC.........       2,422
    155     Allied Irish Banks PLC (b).....       3,229
    250     Bank of Ireland PLC............       4,135
    182     Bank of Ireland PLC............       3,040
                                             ----------
                                                 12,826
                                             ----------
Italy (3.8%):
    192     Bancario San Paolo di Torino
              SpA..........................       2,771
  1,496     Eni SpA........................      37,554
    170     Saipem SpA.....................       2,044
    607     Unicredito Italiano SpA........       3,488
                                             ----------
                                                 45,857
                                             ----------
Japan (17.8%):
    174     Ajinomoto Co., Inc. ...........       2,071
    500     Bank of Yokohama Ltd. .........       3,150
    446     Canon, Inc. ...................      24,167
    340     Chugai Pharmaceutical Co.,
              Ltd. ........................       5,631
    165     Credit Saison Co., Ltd. .......       6,014
    150     Daikin Industries Ltd. ........       4,343
     80     Denso Corp. ...................       2,149
    108     Fanuc Co., Ltd. ...............       7,060
    380     Fuji Heavy Industries Ltd. ....       1,859
    400     Fujikura Ltd. (d)..............       1,840
    273     Honda Motor Co., Ltd. .........      14,185
     36     Jafco Co., Ltd. (d)............       2,441
    200     JFE Holdings, Inc. ............       5,724
    800     Kyowa Exeo Corp. (d)...........       7,919
    515     Matsushita Electric Industrial
              Co., Ltd. ...................       8,231
    201     Matsushita Electric Works
              Ltd. ........................       1,749
      1     Mitsubishi Tokyo Financial
              Group, Inc. .................      12,150
    120     Mitsumi Electric Co., Ltd.
              (d)..........................       1,371
     60     NEC Electronics Corp. (d)......       2,941
  1,332     Nikko Cordial Corp. ...........       7,083
    208     Nikon Corp. ...................       2,579
    700     Nippon Light Metal Co. (d).....       1,767
      1     Nippon Telegraph and Telephone
              Corp. .......................       4,502
     70     Nitto Denko Corp. .............       3,849
     70     Omron Corp. ...................       1,672
    175     Ricoh Co., Ltd. ...............       3,383
    192     Secom Co., Ltd. ...............       7,679
    112     Seven-Eleven Japan Ltd. .......       3,540

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Japan, continued:
    366     Sharp Corp. ...................       5,960
    194     Shin-Etsu Chemical Co. ........       7,978
      1     SKY Perfect Communications,
              Inc. ........................       1,085
    869     Sumitomo Corp. ................       7,490
      1     Sumitomo Mitsui Financial
              Group, Inc. .................       3,632
     79     Takefuji Corp. ................       5,370
    200     Tonengeneral Sekiyu KK.........       1,821
    166     Toyota Motor Corp. ............       6,784
      1     UFJ Holdings, Inc. ............       7,857
    361     Yamanouchi Pharmaceutical Co.,
              Ltd. ........................      14,087
                                             ----------
                                                213,113
                                             ----------
Malaysia (0.2%):
  1,159     Maxis Communications Berhad....       2,851
                                             ----------
Mexico (1.2%):
    310     Alfa SA de CV, Class A.........       1,583
     60     Cemex SA ADR...................       2,185
    447     Cemex SA de CV, Series CPO.....       3,263
     84     Fomento Economico Mexicano SA
              de CV ADR....................       4,415
    429     Grupo Carso SA de CV, Series
              A-1..........................       2,309
                                             ----------
                                                 13,755
                                             ----------
Netherlands (4.2%):
    461     ABN AMRO Holding NV............      12,201
     68     ASM Lithography Holding NV
              (b)..........................       1,091
    358     ING Groep NV...................      10,840
     50     Koninklijke (Royal) Philips
              Electronics NV...............       1,325
    270     Philips Electronics NV.........       7,163
     43     Royal Nedlloyd NV..............       1,943
    183     Verenigde Nederalndse
              Uitgeversbedrijven NV........       5,390
    478     Wolters Kluwer CVA.............       9,585
      9     World Online International NV
              (b)..........................          91
                                             ----------
                                                 49,629
                                             ----------
New Zealand (0.6%):
     11     Fletcher Challenge Forests Ltd.
              (b)..........................          18
    250     Lion Nathan Ltd. ..............       1,674
  1,214     Telecom Corp. of New Zealand
              Ltd. (b) (d).................       5,395
                                             ----------
                                                  7,087
                                             ----------
Norway (2.2%):
    137     Aker Kvaerner ASA (b)..........       3,655
    107     Golar LNG Ltd. (b).............       1,557
  1,150     Merkantildata ASA (b)..........         573

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 88

ONE GROUP DIVERSIFIED INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Norway, continued:
    203     Norske Skogsindustrier ASA.....       4,392
    972     Smedvig ASA, Class A (d).......      16,271
                                             ----------
                                                 26,448
                                             ----------
Russia (0.1%):
    278     Yukos ADR (d)..................         722
                                             ----------
Singapore (0.2%):
    201     Keppel Corp. ..................       1,057
    647     Singapore Telecommunications
              Ltd. ........................         943
                                             ----------
                                                  2,000
                                             ----------
South Korea (3.2%):
    100     Hyundai Motor Co., Ltd. (b)....       5,355
    125     Kookmin Bank...................       4,874
     90     LG Petrochemical Co., Ltd.
              (b)..........................       2,259
     28     Samsung Electronics Co. .......      12,367
     32     Samsung Fire & Marine Insurance
              Co., Ltd. ...................       2,525
    120     SeoulBank (b)..................       2,988
     39     SK Telecom Co., Ltd. ..........       7,419
                                             ----------
                                                 37,787
                                             ----------
Spain (3.2%):
    218     ACS, Actividades de
              Construccion y Servicios
              SA...........................       4,991
     60     Banco Popular Espanol SA.......       3,953
    718     Banco Santander Central Hispano
              Americano SA.................       8,926
    278     Tabacalera SA..................      12,758
    384     Telefonica SA..................       7,218
                                             ----------
                                                 37,846
                                             ----------
Sweden (2.3%):
    605     Eniro AB.......................       6,187
  1,931     LM Ericsson AB, Series B (b)...       6,148
    753     Nordea AB......................       7,586
    732     Sigma AB, Class B (b)..........         716
    336     Skanska AB, Class B............       4,030
     75     Svenska Cellulosa AB, Class
              B............................       3,199
                                             ----------
                                                 27,866
                                             ----------
Switzerland (8.1%):
     79     Adecco SA, Registered Shares...       3,986
    179     Holderbank Financiere Glarus
              AG...........................      10,777
     65     Nestle SA......................      17,036
    319     Novartis AG....................      16,074
     60     Novartis AG ADR................       3,032
    115     Roche Holding AG...............      13,206
      7     Swisscom AG, Registered
              Shares.......................       2,681

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Switzerland, continued:
    242     UBS AG, Registered Shares......      20,264
     54     Zurich Financial Services AG...       8,953
                                             ----------
                                                 96,009
                                             ----------
Taiwan (1.9%):
  1,092     Cheng Shin Rubber Industry Co.,
              Ltd. ........................       1,395
  1,680     Gigabyte Technology Co.,
              Ltd. ........................       2,034
    552     Hon Hai Precision Industry.....       2,558
    630     Premier Image Technology.......         622
  1,100     Quanta Computer, Inc. .........       1,980
  5,250     Sampo Corp. ...................       1,192
  4,263     Taishin Financial Holding
              Co. .........................       4,005
  3,080     Taiwan Cellular Corp. .........       3,449
  1,415     Taiwan Semiconductor Co,
              Ltd. ........................       2,251
  3,819     Yuanta Core Pacific Securities
              Co. .........................       2,901
                                             ----------
                                                 22,387
                                             ----------
Thailand (0.3%):
  6,000     Bank of Ayudhya PCL (b)........       1,852
  7,000     Land and Houses PCL, Foreign
              Registered Shares (d)........       2,034
                                             ----------
                                                  3,886
                                             ----------
United Kingdom (21.2%):
    400     Aggreko PLC....................       1,287
    834     Allied Domecq PLC..............       8,210
    542     Aviva PLC......................       6,530
  2,052     Barclays PLC...................      23,066
  1,372     BG Group PLC...................       9,340
    162     Boots Group PLC................       2,043
  1,840     Centrica PLC...................       8,334
  1,216     Glaxosmithkline PLC............      28,637
     13     Glaxosmithkline PLC ADR........         616
      6     HBOS PLC.......................          97
    695     HSBC Holdings PLC..............      11,713
  1,934     Kingfisher PLC.................      11,494
  1,034     Lloyds TSB Group PLC...........       9,388
  4,468     Morrison(WM.) Supermarkets.....      17,762
  1,151     National Grid Group PLC........      10,951
    349     Reckitt & Colman PLC...........      10,524
  1,945     Rentokil Initial PLC...........       5,515
    452     Royal Bank of Scotland Group
              PLC (d)......................      15,187
    585     Schroders PLC (b)..............       7,910
    400     Shire Pharmaceuticals Group
              PLC..........................       4,195
     20     Shire Pharmaceuticals Group PLC
              ADR..........................         639
    677     Smith & Nephew PLC.............       6,920
    418     Smiths Group PLC...............       6,588
    474     Standard Chartered PLC.........       8,816

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

ONE GROUP DIVERSIFIED INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
United Kingdom, continued:
  7,324     Vodafone Group PLC.............      19,842
    365     Vodafone Group PLC ADR (d).....       9,994
    430     Wolseley PLC...................       8,026
                                             ----------
                                                253,624
                                             ----------
United States (0.3%):
     59     Fomento Economico MEX ADR......       3,093
                                             ----------
  Total Common Stocks                         1,187,002
                                             ----------
RIGHTS (0.0%):
Hong Kong (0.0%):
      3     Hutchison Telecomm Coupons
              (b)..........................           0
                                             ----------
  Total Rights                                        0
                                             ----------

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
INVESTMENT COMPANIES (1.0%):
 12,233     One Group Prime Money Market
              Fund, Class I (c)............      12,233
                                             ----------
  Total Investment Companies                     12,233
                                             ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (3.6%):
 43,083     Pool of various securities for
              One Group Equity Funds.......      43,083
                                             ----------
  Total Short-Term Securities Held as
  Collateral   for Securities Lending            43,083
                                             ----------
Total (Cost $992,713) (a)                    $1,242,318
                                             ==========

------------
Percentages indicated are based on net assets of $1,191,577.
(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $267,433
                   Unrealized depreciation......................   (17,828)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $249,605
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

(d) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

Amounts shown as 0 are either 0, or rounded to less than 1,000.

ADR  American Depositary Receipt
GDR  Global Depositary Receipt

The following table presents the portfolio investments of the Fund by industry classifications as a percentage of net assets:

                   Industry                                       Percentage
                   --------                                       ----------
                   Commercial Services..........................      1.4%
                   Communications...............................      1.9%
                   Consumer Durables............................     11.8%
                   Consumer Non-Durables........................      6.0%
                   Consumer Services............................      0.2%
                   Distribution Services........................      1.3%
                   Electronic Technology........................      5.1%
                   Energy Minerals..............................     13.1%
                   Finance......................................     28.1%
                   Health Services..............................      0.6%
                   Health Technology............................      8.4%
                   Industrial Services..........................      2.1%
                   Non-Energy Minerals..........................      0.5%
                   Process Industries...........................      2.0%
                   Producer Manufacturing.......................      3.1%
                   Retail Trade.................................      1.4%
                   Technology Services..........................     10.9%
                   Utilities....................................      1.8%
                   Money Market Fund............................      1.0%
                   Securities held as collateral for Securities
                     Lending....................................      3.6%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

 90

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)

                         SMALL         SMALL
                          CAP           CAP         MID CAP       MID CAP      DIVERSIFIED
                         GROWTH        VALUE         GROWTH        VALUE         MID CAP
                          FUND          FUND          FUND          FUND          FUND
                       ----------    ----------    ----------    ----------    -----------
ASSETS:
Investments in
 non-affiliates, at
 value...............  $934,396      $1,266,141    $2,378,683    $1,892,100    $1,022,465
Investments in
 affiliates, at
 value...............   28,368        12,313         52,478        36,468           2,183
                       ----------    ----------    ----------    ----------    ----------
Total investments....  962,764       1,278,454     2,431,161     1,928,568      1,024,648
Cash.................       11            --             89           392             103
Interest and
 dividends
 receivable..........      183           977            525         2,061             852
Receivable for
 capital shares
 issued..............      504         1,093          2,119         2,017             351
Receivable from
 brokers for
 investments sold....   36,946           807          9,696         2,655          16,310
Prepaid expenses and
 other assets........        6             8             21            15               9
                       ----------    ----------    ----------    ----------    ----------
Total Assets.........  1,000,414     1,281,339     2,443,611     1,935,708      1,042,273
                       ----------    ----------    ----------    ----------    ----------
LIABILITIES:
Cash overdraft.......       --            16             --            --              --
Dividends payable....       --         1,679             --         4,142             494
Payable to brokers
 for investments
 purchased...........    5,223            --             --            --              --
Payable for capital
 shares redeemed.....   40,041         1,583          5,128        59,507           1,005
Payable for return of
 collateral received
 for securities on
 loan................  200,309       187,219             --        96,900          78,763
Accrued expenses and
 other payables:
 Investment advisory
 fees................      494           690          1,431         1,133             607
 Administration
 fees................      108           151            334           251             133
 Distribution fees...       60           112            341           129              48
 Other...............      294           433          1,216           748             404
                       ----------    ----------    ----------    ----------    ----------
Total Liabilities....  246,529       191,883          8,450       162,810          81,454
                       ----------    ----------    ----------    ----------    ----------
NET ASSETS:
Capital..............  546,434       779,512       2,079,651     1,234,857        667,956
Undistributed
 (distributions in
 excess of) net
 investment income...   (2,338)          (13)        (7,860)          (34)            (29)
Accumulated
 undistributed net
 realized gains
 (losses) from
 investments.........   76,492        30,569       (195,967)       82,459         118,830
Net unrealized
 appreciation
 (depreciation) from
 investments.........  133,297       279,388        559,337       455,616         174,062
                       ----------    ----------    ----------    ----------    ----------
Net Assets...........  $753,885      $1,089,456    $2,435,161    $1,772,898    $  960,819
                       ==========    ==========    ==========    ==========    ==========
NET ASSETS:
 Class I.............  $603,792      $839,453      $1,652,067    $1,437,430    $  808,187
 Class A.............  101,685       157,545        508,245       242,165         127,938
 Class B.............   35,422        42,288        223,345        71,372          17,358
 Class C.............   12,986        50,170         51,504        21,931           7,336
                       ----------    ----------    ----------    ----------    ----------
Total................  $753,885      $1,089,456    $2,435,161    $1,772,898    $  960,819
                       ==========    ==========    ==========    ==========    ==========
OUTSTANDING UNITS OF
 BENEFICIAL INTEREST
 (SHARES):
 Class I.............   46,462        33,260         68,697        79,131          41,190
 Class A.............    7,957         6,381         21,807        13,275           6,630
 Class B.............    3,013         1,820         10,803         4,034             940
 Class C.............    1,079         2,168          2,299         1,239             397
                       ----------    ----------    ----------    ----------    ----------
Total................   58,511        43,629        103,606        97,679          49,157
                       ==========    ==========    ==========    ==========    ==========
Net Asset Value
 Class I -- Offering
 and redemption price
 per share...........  $ 12.99       $ 25.24       $  24.05      $  18.16      $    19.62
                       ==========    ==========    ==========    ==========    ==========
 Class A --Redemption
 price per share.....  $ 12.78       $ 24.69       $  23.31      $  18.24      $    19.30
                       ==========    ==========    ==========    ==========    ==========
 Maximum sales
  charge.............    5.25%         5.25%          5.25%         5.25%           5.25%
                       ==========    ==========    ==========    ==========    ==========
 Maximum offering
  price per share
  (100%/(100%-maximum
  sales charge) of
  net asset value
  adjusted to the
  nearest cent)......  $ 13.49       $ 26.06       $  24.60      $  19.25      $    20.37
                       ==========    ==========    ==========    ==========    ==========
 Class B -- Offering
 price per share
 (a).................  $ 11.75       $ 23.24       $  20.67      $  17.69      $    18.46
                       ==========    ==========    ==========    ==========    ==========
 Class C -- Offering
 price per share
 (a).................  $ 12.03       $ 23.14       $  22.40      $  17.70      $    18.46
                       ==========    ==========    ==========    ==========    ==========
Cost of Investments..  $829,467      $999,066      $1,871,824    $1,472,952    $  850,586
                       ----------    ----------    ----------    ----------    ----------


------------

(a) Redemption price for Class B and Class C shares varies based on the length of time the shares are held.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)

                                                 LARGE CAP     LARGE CAP      EQUITY     DIVERSIFIED                  EQUITY
                                                   GROWTH        VALUE        INCOME       EQUITY       BALANCED      INDEX
                                                    FUND          FUND         FUND         FUND          FUND         FUND
                                                 ----------    ----------    --------    -----------    --------    ----------
ASSETS:
Investments in non-affiliates, at value........  $2,341,952    $1,680,128    $501,672    $1,783,152     $338,128    $2,399,530
Investments in affiliates, at value............          --        36,797      12,856            --        7,817        33,003
                                                 ----------    ----------    --------    ----------     --------    ----------
Total investments..............................   2,341,952     1,716,925     514,528     1,783,152      345,945     2,432,533
Cash...........................................       1,227           419          81           312           --           692
Interest and dividends receivable..............       1,485         3,036         895         2,172        1,541         3,601
Receivable for capital shares issued...........       2,674         2,210       1,527         1,945          758        26,232
Receivable from brokers for investments sold...      56,469         2,412       1,552       115,409          241       257,137
Prepaid expenses and other assets..............          19            12           4            16            3            24
                                                 ----------    ----------    --------    ----------     --------    ----------
Total Assets...................................   2,403,826     1,725,014     518,587     1,903,006      348,488     2,720,219
                                                 ----------    ----------    --------    ----------     --------    ----------
LIABILITIES:
Dividends payable..............................       4,297         7,394         578         9,151           63        11,439
Payable for Interfund lending..................       4,215            --          --         7,606           --            --
Payable to brokers for investments purchased...      11,742         3,244       1,142            --           --            63
Payable for capital shares redeemed............     155,880         1,915       1,593        87,239        1,186       268,348
Net payable for variation margin on futures
 contracts.....................................          --            --          --            --           --            23
Payable for return of collateral received for
 securities on loan............................     103,193        53,738      31,850        50,492       31,147            --
Accrued expenses and other payables:
   Investment advisory fees....................       1,343           880         254           998          147           123
   Administration fees.........................         315           187          57           224           43           238
   Distribution fees...........................         293            40          76            67          175           448
   Other.......................................       1,545           562         258           781          282         1,347
                                                 ----------    ----------    --------    ----------     --------    ----------
Total Liabilities..............................     282,823        67,960      35,808       156,558       33,043       282,029
                                                 ----------    ----------    --------    ----------     --------    ----------
NET ASSETS:
Capital........................................   2,366,394     1,429,547     277,155     1,447,981      290,192     1,497,970
Undistributed (distributions in excess of) net
 investment income.............................       2,199           (37)        (22)          (53)         (74)          (85)
Accumulated undistributed net realized gains
 (losses) from investments and futures
 transactions..................................    (712,550)      (48,743)     39,839        10,780      (14,470)      (65,889)
Net unrealized appreciation (depreciation) from
 investments and futures.......................     464,960       276,287     165,807       287,740       39,797     1,006,194
                                                 ----------    ----------    --------    ----------     --------    ----------
Net Assets.....................................  $2,121,003    $1,657,054    $482,779    $1,746,448     $315,445    $2,438,190
                                                 ==========    ==========    ========    ==========     ========    ==========
NET ASSETS:
 Class I.......................................  $1,587,551    $1,562,358    $322,037    $1,569,092     $ 26,534    $1,594,982
 Class A.......................................     251,526        62,838      94,986       144,373      116,343       423,426
 Class B.......................................     267,168        25,959      61,335        24,813      166,506       313,495
 Class C.......................................      14,758         5,899       4,421         8,170        6,062       106,287
                                                 ----------    ----------    --------    ----------     --------    ----------
Total..........................................  $2,121,003    $1,657,054    $482,779    $1,746,448     $315,445    $2,438,190
                                                 ==========    ==========    ========    ==========     ========    ==========
OUTSTANDING UNITS OF BENEFICIAL INTEREST
 (SHARES):
 Class I.......................................     104,524        98,550      21,053       127,997        2,032        57,815
 Class A.......................................      16,277         3,933       6,239        11,820        8,903        15,346
 Class B.......................................      18,751         1,636       4,039         2,113       12,680        11,411
 Class C.......................................       1,045           372         291           690          462         3,864
                                                 ----------    ----------    --------    ----------     --------    ----------
Total..........................................     140,597       104,491      31,622       142,620       24,077        88,436
                                                 ==========    ==========    ========    ==========     ========    ==========
Net Asset Value
 Class I -- Offering and redemption price per
   share.......................................  $    15.19    $    15.85    $  15.30    $    12.26     $  13.06    $    27.59
                                                 ==========    ==========    ========    ==========     ========    ==========
 Class A -- Redemption price per share.........  $    15.45    $    15.97    $  15.22    $    12.21     $  13.07    $    27.59
                                                 ==========    ==========    ========    ==========     ========    ==========
     Maximum sales charge......................       5.25%         5.25%       5.25%         5.25%        5.25%         5.25%
                                                 ==========    ==========    ========    ==========     ========    ==========
     Maximum offering price per share
       (100%/(100%-maximum sales charge) of net
       asset value adjusted to the nearest
       cent)...................................  $    16.31    $    16.85    $  16.06    $    12.89     $  13.79    $    29.12
                                                 ==========    ==========    ========    ==========     ========    ==========
 Class B -- Offering price per share (a).......  $    14.25    $    15.87    $  15.19    $    11.74     $  13.13    $    27.47
                                                 ==========    ==========    ========    ==========     ========    ==========
 Class C -- Offering price per share (a).......  $    14.12    $    15.83    $  15.18    $    11.83     $  13.11    $    27.51
                                                 ==========    ==========    ========    ==========     ========    ==========
Cost of Investments............................  $1,876,992    $1,440,638    $348,721    $1,495,412     $306,148    $1,426,815
                                                 ----------    ----------    --------    ----------     --------    ----------

------------

(a) Redemption price for Class B and Class C shares varies based on the length of time the shares are held.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

 92

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)

                                               MARKET                     HEALTH       MARKET      INTERNATIONAL     DIVERSIFIED
                                             EXPANSION     TECHNOLOGY    SCIENCES     NEUTRAL         EQUITY        INTERNATIONAL
                                             INDEX FUND       FUND         FUND         FUND        INDEX FUND          FUND
                                             ----------    ----------    --------    ----------    -------------    -------------
ASSETS:
Investments in non-affiliates, at value....   $680,236      $35,574      $24,848     $1,118,590     $1,110,652       $1,230,085
Investments in affiliates, at value........     33,154          620          906        61,709             957           12,233
                                              --------      -------      -------     ----------     ----------       ----------
Total investments..........................    713,390       36,194       25,754     1,180,299       1,111,609        1,242,318
Cash.......................................        776           14            -(b)        205           1,359               --
Foreign currency, at value (cost $0; $0;
 $0; $0; $0; $10,655)......................         --           --           --            --              --           10,716
Deposits with broker for securities sold
 short.....................................         --           --           --     1,145,664              --               --
Interest and dividends receivable..........        397           13           28         2,154             644            1,971
Receivable for capital shares issued.......        686           98           58         1,224           3,254            4,573
Receivable from brokers for investments
 sold......................................      7,458           --           --            --              52            1,468
Net receivable for variation margin on
 futures contracts.........................          2           --           --            --              --               --
Tax reclaim receivable.....................         --           --           --            --             217              467
Prepaid expenses and other assets..........          2           --(b)        --(b)          6               6                9
                                              --------      -------      -------     ----------     ----------       ----------
Total Assets...............................    722,711       36,319       25,840     2,329,552       1,117,141        1,261,522
                                              --------      -------      -------     ----------     ----------       ----------
LIABILITIES:
Cash overdraft.............................         --           --           --            --             680               73
Dividends payable..........................        909           --           --            --          15,839           17,762
Payable to brokers for investments
 purchased.................................        696           --           --            --              --            7,071
Payable for capital shares redeemed........     41,742           32          145         1,297           1,125              437
Payable for forward foreign currency
 contracts.................................         --           --           --            --              --                1
Securities sold short, at value (proceeds
 $0; $0; $0; $994,570; $0; $0).............         --           --           --     1,107,870              --               --
Payable for return of collateral received
 for securities on loan....................    126,641        3,202        4,483            --         107,421           43,083
Accrued expenses and other payables:
 Investment advisory fees..................         98           11            6         1,052             457              805
 Administration fees.......................         80            5            3           168             135              163
 Distribution fees.........................         48           13           11           237              28               18
 Other.....................................        278           91           37           393             287              532
                                              --------      -------      -------     ----------     ----------       ----------
Total Liabilities..........................    170,492        3,354        4,685     1,111,017         125,972           69,945
                                              --------      -------      -------     ----------     ----------       ----------
NET ASSETS:
Capital....................................    430,844       71,802       21,264     1,190,874         743,285          938,245
Undistributed (distributions in excess of)
 net investment income.....................         (2)         150         (100)         (570)         (5,095)          (1,055)
Accumulated undistributed net realized
 gains (losses) from investments, futures
 and securities sold short transactions....     10,497      (39,485)      (2,635)      (16,502)        (48,389)           4,547
Net unrealized appreciation (depreciation)
 from investments, futures and securities
 sold short................................    110,880          498        2,626        44,733         301,368          249,840
                                              --------      -------      -------     ----------     ----------       ----------
Net Assets.................................   $552,219      $32,965      $21,155     $1,218,535     $  991,169       $1,191,577
                                              ========      =======      =======     ==========     ==========       ==========
NET ASSETS:
 Class I...................................   $453,994      $ 4,225      $   524     $ 836,936      $  922,198       $1,141,233
 Class A...................................     52,228       18,726       10,207       138,628          46,398           37,679
 Class B...................................     26,534        9,019        9,371        30,303          12,568           10,769
 Class C...................................     19,463          995        1,053       212,668          10,005            1,896
                                              --------      -------      -------     ----------     ----------       ----------
Total......................................   $552,219      $32,965      $21,155     $1,218,535     $  991,169       $1,191,577
                                              ========      =======      =======     ==========     ==========       ==========
OUTSTANDING UNITS OF BENEFICIAL INTEREST
 (SHARES):
 Class I...................................     38,942          913           48        79,115          46,044           71,972
 Class A...................................      4,488        4,091          939        13,155           2,324            2,386
 Class B...................................      2,309        2,036          885         2,910             666              749
 Class C...................................      1,735          224           99        20,420             511              132
                                              --------      -------      -------     ----------     ----------       ----------
Total......................................     47,474        7,264        1,971       115,600          49,545           75,239
                                              ========      =======      =======     ==========     ==========       ==========
Net Asset Value
 Class I -- Offering and redemption price
 per share.................................   $  11.66      $  4.63      $ 10.96     $   10.58      $    20.03       $    15.85
                                              ========      =======      =======     ==========     ==========       ==========
 Class A -- Redemption price per share.....   $  11.64      $  4.58      $ 10.87     $   10.54      $    19.97       $    15.79
                                              ========      =======      =======     ==========     ==========       ==========
 Maximum sales charge......................      5.25%        5.25%        5.25%         5.25%           5.25%            5.25%
                                              ========      =======      =======     ==========     ==========       ==========
 Maximum offering price per share
  (100%/(100%-maximum sales charge) of net
  asset value adjusted to the nearest
  cent)....................................   $  12.28      $  4.83      $ 11.47     $   11.12      $    21.08       $    16.66
                                              ========      =======      =======     ==========     ==========       ==========
 Class B -- Offering price per share (a)...   $  11.49      $  4.43      $ 10.59     $   10.41      $    18.87       $    14.37
                                              ========      =======      =======     ==========     ==========       ==========
 Class C -- Offering price per share (a)...   $  11.22      $  4.43      $ 10.58     $   10.41      $    19.57       $    14.35
                                              ========      =======      =======     ==========     ==========       ==========
Cost of Investments........................   $602,566      $35,696      $23,128     $1,022,266     $  810,355       $  992,713
                                              --------      -------      -------     ----------     ----------       ----------


------------

(a) Redemption price for Class B and Class C shares varies based on the length of time the shares are held.
(b) Amount rounds to less than 1,000.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                  SMALL CAP    SMALL CAP    MID CAP     MID CAP     DIVERSIFIED
                                                   GROWTH        VALUE       GROWTH      VALUE        MID CAP
                                                    FUND         FUND         FUND        FUND         FUND
                                                  ---------    ---------    --------    --------    -----------
INVESTMENT INCOME:
Dividend income.................................  $  1,449     $  8,487     $  5,550    $ 16,247     $  5,376
Dividend income from affiliates.................        52          197          209         247           86
Interest income.................................        46           15            1           1           --
Income from securities lending..................       115          139          243          98           65
                                                  --------     --------     --------    --------     --------
Total Income....................................     1,662        8,838        6,003      16,593        5,527
                                                  --------     --------     --------    --------     --------
EXPENSES:
Investment advisory fees........................     2,745        3,882        8,545       6,492        3,538
Administration fees.............................       599          847        1,921       1,427          772
Distribution fees (Class A).....................       152          265          880         401          215
Distribution fees (Class B).....................       157          200        1,097         339           83
Distribution fees (Class C).....................        56          248          282         108           35
Custodian fees..................................        22           23           39          26           16
Legal and audit fees............................        15           15           27          25           14
Trustees' fees and expenses.....................         3            4           15           9            4
Transfer agent fees.............................       239          330        1,253         474          193
Registration and filing fees....................        27           46           31          33           27
Printing and mailing costs......................        25           25           73          44            8
Other...........................................        13           14           29          15           13
                                                  --------     --------     --------    --------     --------
Total expenses before waivers...................     4,053        5,899       14,192       9,393        4,918
Less waivers....................................       (60)        (156)        (379)       (209)         (97)
Less reimbursement for legal matters............        (2)          (2)          (5)         (4)          (2)
                                                  --------     --------     --------    --------     --------
Net Expenses....................................     3,991        5,741       13,808       9,180        4,819
                                                  --------     --------     --------    --------     --------
Net Investment Income (Loss)....................    (2,329)       3,097       (7,805)      7,413          708
                                                  --------     --------     --------    --------     --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS, OPTIONS AND FUTURES:
Net realized gains (losses) from investment
  transactions..................................   132,179       54,700      231,374     160,466      162,420
Net change in unrealized appreciation
  (depreciation) from investment transactions...   (61,572)      49,393      (80,428)    (26,920)     (82,098)
                                                  --------     --------     --------    --------     --------
Net realized/unrealized gains (losses) on
  investments...................................    70,607      104,093      150,946     133,546       80,322
                                                  --------     --------     --------    --------     --------
Change in net assets resulting from
  operations....................................  $ 68,278     $107,190     $143,141    $140,959     $ 81,030
                                                  ========     ========     ========    ========     ========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

 94

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                         LARGE CAP    LARGE CAP     EQUITY     DIVERSIFIED                 EQUITY
                                          GROWTH        VALUE       INCOME       EQUITY       BALANCED     INDEX
                                           FUND         FUND         FUND         FUND          FUND        FUND
                                         ---------    ---------    --------    -----------    --------    --------
INVESTMENT INCOME:
Dividend income........................   $19,704     $ 19,597     $  6,844     $ 21,263      $ 2,235     $ 33,105
Dividend income from affiliates........       259          295          115          165           25          143
Interest income........................         4            2           93           --(a)     3,018           --(a)
Income from securities lending.........        75           35           17           78           28          137
                                          -------     --------     --------     --------      -------     --------
Total Income...........................    20,042       19,929        7,069       21,506        5,306       33,385
                                          -------     --------     --------     --------      -------     --------
EXPENSES:
Investment advisory fees...............     8,043        5,846        1,785        6,868        1,033        4,158
Administration fees....................     1,796        1,269          389        1,513          257        2,236
Distribution fees (Class A)............       434          106          157          257          201          797
Distribution fees (Class B)............     1,367          125          323          129          849        1,615
Distribution fees (Class C)............        86           28           21           50           30          555
Custodian fees.........................        34           23           10           27           17           95
Interest expense.......................        --           --           --            1           --           --(a)
Legal and audit fees...................        31           22           12           23            9           33
Trustees' fees and expenses............        10            6            3           10            2           12
Transfer agent fees....................     1,494          309          224          432          240        1,145
Registration and filing fees...........        36           29           26           30           22           32
Printing and mailing costs.............        83           22           17           27           11           84
Other..................................        40           21           10           24           17           55
                                          -------     --------     --------     --------      -------     --------
Total expenses before waivers..........    13,454        7,806        2,977        9,391        2,688       10,817
Less waivers...........................      (676)        (705)        (297)        (790)        (249)      (3,858)
Less reimbursement for legal matters...        (5)          (3)          (1)          (4)          (1)          (6)
                                          -------     --------     --------     --------      -------     --------
Net Expenses...........................    12,773        7,098        2,679        8,597        2,438        6,953
                                          -------     --------     --------     --------      -------     --------
Net Investment Income (Loss)...........     7,269       12,831        4,390       12,909        2,868       26,432
                                          -------     --------     --------     --------      -------     --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS AND FUTURES:
Net realized gains (losses) from
  investment transactions..............   106,437      134,688       96,211      176,439       19,717      223,041
Net realized gains (losses) on futures
  transactions.........................        --           --           --           --           --        1,184
Net change in unrealized appreciation
  (depreciation) from investments and
  futures..............................   (14,795)      24,226      (65,024)     (83,916)      (8,010)     (74,529)
                                          -------     --------     --------     --------      -------     --------
Net realized/unrealized gains (losses)
  on investments and futures...........    91,642      158,914       31,187       92,523       11,707      149,696
                                          -------     --------     --------     --------      -------     --------
Change in net assets resulting from
  operations...........................   $98,911     $171,745     $ 35,577     $105,432      $14,575     $176,128
                                          =======     ========     ========     ========      =======     ========

------------
(a) Amount is less than $1,000.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                             MARKET
                                           EXPANSION                    HEALTH      MARKET     INTERNATIONAL     DIVERSIFIED
                                             INDEX       TECHNOLOGY    SCIENCES    NEUTRAL        EQUITY        INTERNATIONAL
                                              FUND          FUND         FUND        FUND       INDEX FUND          FUND
                                           ----------    ----------    --------    --------    -------------    -------------
INVESTMENT INCOME:
Dividend income..........................   $ 2,864       $   423       $ 102      $  5,729      $  6,931         $ 10,311
Dividend income from affiliates..........        51             2           3           778            82              175
Interest income..........................        14            --(a)       --         4,095             1               --(a)
Foreign tax withholding..................        --            --          --            --          (500)            (588)
Income from securities lending...........        71             1           2            --           391              358
                                            -------       -------       -----      --------      --------         --------
Total Income.............................     3,000           426         107        10,602         6,905           10,256
                                            -------       -------       -----      --------      --------         --------
EXPENSES:
Investment advisory fees.................       868           158          90         7,167         2,477            4,511
Administration fees......................       400            25          17           925           727              910
Distribution fees (Class A)..............        78            31          18           232            71               60
Distribution fees (Class B)..............       117            44          46           153            57               49
Distribution fees (Class C)..............        81             5           5         1,040            48                8
Custodian fees...........................        48             3           3            17           192              291
Dividend expense for securities sold
  short..................................        --            --          --         2,644            --               --
Legal and audit fees.....................        15             6           6            17            14               19
Trustees' fees and expenses..............         3            --(a)       --(a)         10             7                6
Transfer agent fees......................       153           104          55           313           145              155
Registration and filing fees.............        30            12          16            31            23               32
Printing and mailing costs...............        23             3           2            29            22               21
Other....................................        25             4           2            21            58               40
                                            -------       -------       -----      --------      --------         --------
Total expenses before waivers............     1,841           395         260        12,599         3,841            6,102
Less waivers.............................      (414)         (119)        (53)       (1,427)          (58)             (90)
Less reimbursement for legal matters.....        (1)           --(a)       --(a)         (2)           (2)              (2)
                                            -------       -------       -----      --------      --------         --------
Net Expenses.............................     1,426           276         207        11,170         3,781            6,010
                                            -------       -------       -----      --------      --------         --------
Net Investment Income (Loss).............     1,574           150        (100)         (568)        3,124            4,246
                                            -------       -------       -----      --------      --------         --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS, FUTURES, FOREIGN CURRENCY
  AND SECURITIES SOLD SHORT:
Net realized gains (losses) from
  investment transactions................    12,328        (2,408)        (43)        8,020         5,370          115,034
Net realized gains (losses) on futures,
  foreign currency and securities sold
  short..................................       627            --          --       (24,435)         (111)             686
Net change in unrealized appreciation
  (depreciation) from investments,
  futures, foreign currency and
  securities sold short..................    54,936         3,046         (86)       24,370       133,843           36,981
                                            -------       -------       -----      --------      --------         --------
Net realized/unrealized gains (losses) on
  investments, futures, foreign currency
  and securities sold short..............    67,891           638        (129)        7,955       139,102          152,701
                                            -------       -------       -----      --------      --------         --------
Change in net assets resulting from
  operations.............................   $69,465       $   788       $(229)     $  7,387      $142,226         $156,947
                                            =======       =======       =====      ========      ========         ========

------------
(a) Amount is less than $1,000.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

 96

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                             SMALL CAP                    SMALL CAP                      MID CAP
                                            GROWTH FUND                   VALUE FUND                   GROWTH FUND
                                      ------------------------    --------------------------    -------------------------
                                       SIX MONTHS                  SIX MONTHS                    SIX MONTHS
                                         ENDED          YEAR         ENDED           YEAR          ENDED          YEAR
                                        DECEMBER       ENDED        DECEMBER        ENDED         DECEMBER       ENDED
                                          31,         JUNE 30,        31,          JUNE 30,         31,         JUNE 30,
                                          2004          2004          2004           2004           2004          2004
                                      ------------    --------    ------------    ----------    ------------   ----------
                                      (UNAUDITED)                 (UNAUDITED)                   (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)......    $ (2,329)     $ (3,710)    $    3,097     $    2,266     $   (7,805)   $  (15,441)
  Net realized gains (losses) from
    investment transactions.........     132,179       104,437         54,700         99,855        231,374       154,549
  Net change in unrealized
    appreciation (depreciation) from
    investments.....................     (61,572)       88,322         49,393        174,412        (80,428)      314,486
                                        --------      --------     ----------     ----------     ----------    ----------
Change in net assets resulting from
  operations........................      68,278       189,049        107,190        276,533        143,141       453,594
                                        --------      --------     ----------     ----------     ----------    ----------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
  From net investment income........          --            --         (2,742)        (2,142)            --            --
  From net realized gains...........      (2,906)           --        (69,255)            --             --            --
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
  From net investment income........          --            --           (343)          (133)            --            --
  From net realized gains...........        (445)           --        (12,953)            --             --            --
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
  From net investment income........          --            --             (1)            --             --            --
  From net realized gains...........        (170)           --         (3,671)            --             --            --
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
  From net realized gains...........         (60)           --         (4,438)            --             --            --
                                        --------      --------     ----------     ----------     ----------    ----------
Change in net assets from
  shareholder distributions.........      (3,581)           --        (93,403)        (2,275)            --            --
                                        --------      --------     ----------     ----------     ----------    ----------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions......................     (77,913)       43,312         10,737         34,567       (322,613)      (25,924)
                                        --------      --------     ----------     ----------     ----------    ----------
Change in net assets................     (13,216)      232,361         24,524        308,825       (179,472)      427,670
NET ASSETS:
  Beginning of period...............     767,101       534,740      1,064,932        756,107      2,614,633     2,186,963
                                        --------      --------     ----------     ----------     ----------    ----------
  End of period.....................    $753,885      $767,101     $1,089,456     $1,064,932     $2,435,161    $2,614,633
                                        ========      ========     ==========     ==========     ==========    ==========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                            MID CAP                     DIVERSIFIED                    LARGE CAP
                                           VALUE FUND                   MID CAP FUND                  GROWTH FUND
                                   --------------------------    --------------------------    --------------------------
                                    SIX MONTHS                    SIX MONTHS                    SIX MONTHS
                                      ENDED           YEAR          ENDED           YEAR          ENDED           YEAR
                                     DECEMBER        ENDED         DECEMBER        ENDED         DECEMBER        ENDED
                                       31,          JUNE 30,         31,          JUNE 30,         31,          JUNE 30,
                                       2004           2004           2004           2004           2004           2004
                                   ------------    ----------    ------------    ----------    ------------    ----------
                                   (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)...   $    7,413     $   10,230     $      708     $      601     $    7,269     $   (4,034)
  Net realized gains (losses)
    from investment
    transactions.................      160,466        104,968        162,420        132,509        106,437        272,420
  Net change in unrealized
    appreciation (depreciation)
    from investments.............      (26,920)       330,093        (82,098)        79,845        (14,795)        32,189
                                    ----------     ----------     ----------     ----------     ----------     ----------
Change in net assets resulting
  from operations................      140,959        445,291         81,030        212,955         98,911        300,575
                                    ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
  From net investment income.....       (6,689)        (9,282)          (707)          (620)        (4,441)            --
  From net realized gains........      (44,624)            --        (43,976)            --             --             --
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
  From net investment income.....         (793)          (797)            (2)            (5)          (475)            --
  From net realized gains........       (7,125)            --         (6,947)            --             --             --
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
  From net investment income.....          (40)            --             --             --            (62)            --
  From net realized gains........       (2,163)            --           (976)            --             --             --
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
  From net investment income.....          (11)            --             --             --             (1)            --
  From net realized gains........         (670)            --           (417)            --             --             --
                                    ----------     ----------     ----------     ----------     ----------     ----------
Change in net assets from
  shareholder distributions......      (62,115)       (10,079)       (53,025)          (625)        (4,979)            --
                                    ----------     ----------     ----------     ----------     ----------     ----------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions...................     (171,665)       (89,715)      (140,790)      (116,385)      (257,992)       (56,978)
                                    ----------     ----------     ----------     ----------     ----------     ----------
Change in net assets.............      (92,821)       345,497       (112,785)        95,945       (164,060)       243,597
NET ASSETS:
  Beginning of period............    1,865,719      1,520,222      1,073,604        977,659      2,285,063      2,041,466
                                    ----------     ----------     ----------     ----------     ----------     ----------
  End of period..................   $1,772,898     $1,865,719     $  960,819     $1,073,604     $2,121,003     $2,285,063
                                    ==========     ==========     ==========     ==========     ==========     ==========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

 98

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                          LARGE CAP                      EQUITY                    DIVERSIFIED
                                          VALUE FUND                  INCOME FUND                  EQUITY FUND
                                  --------------------------    ------------------------    -------------------------
                                   SIX MONTHS        YEAR        SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                     ENDED          ENDED          ENDED         ENDED         ENDED         ENDED
                                  DECEMBER 31,     JUNE 30,     DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,
                                      2004           2004           2004          2004          2004          2004
                                  ------------    ----------    ------------    --------    ------------   ----------
                                  (UNAUDITED)                   (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income
    (loss) .....................   $   12,831     $   17,393      $  4,390      $  6,638     $   12,909    $   12,866
  Net realized gains (losses)
    from investments ...........      134,688         76,468        96,211        28,644        176,439       (35,465)
  Net change in unrealized
    appreciation (depreciation)
    from investments ...........       24,226        167,570       (65,024)       34,593        (83,916)      276,112
                                   ----------     ----------      --------      --------     ----------    ----------
Change in net assets resulting
  from operations...............      171,745        261,431        35,577        69,875        105,432       253,513
                                   ----------     ----------      --------      --------     ----------    ----------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
  From net investment income ...      (12,290)       (16,768)       (3,283)       (4,914)       (12,008)      (12,023)
  From net realized gains ......           --             --       (45,851)       (9,904)            --            --
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
  From net investment income ...         (415)          (556)         (808)       (1,109)          (866)         (732)
  From net realized gains ......           --             --       (13,274)       (2,437)            --            --
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
  From net investment income ...          (80)           (62)         (333)         (519)           (84)           --
  From net realized gains ......           --             --        (8,772)       (2,489)            --            --
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
  From net investment income ...          (18)           (13)          (22)          (28)           (25)           --
  From net realized gains ......           --             --          (613)         (145)            --            --
                                   ----------     ----------      --------      --------     ----------    ----------
Change in net assets from
  shareholder distributions.....      (12,803)       (17,399)      (72,956)      (21,545)       (12,983)      (12,755)
                                   ----------     ----------      --------      --------     ----------    ----------
CAPITAL TRANSACTIONS:
Change in net assets from
  capital transactions..........      (61,914)        78,928        30,257       (21,767)      (283,358)      (87,034)
                                   ----------     ----------      --------      --------     ----------    ----------
Change in net assets............       97,028        322,960        (7,122)       26,563       (190,909)      153,724
NET ASSETS:
  Beginning of period...........    1,560,026      1,237,066       489,901       463,338      1,937,357     1,783,633
                                   ----------     ----------      --------      --------     ----------    ----------
  End of period.................   $1,657,054     $1,560,026      $482,779      $489,901     $1,746,448    $1,937,357
                                   ==========     ==========      ========      ========     ==========    ==========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                             BALANCED                    EQUITY                     MARKET
                                               FUND                    INDEX FUND            EXPANSION INDEX FUND
                                      -----------------------   -------------------------   -----------------------
                                       SIX MONTHS                SIX MONTHS                  SIX MONTHS
                                         ENDED         YEAR        ENDED          YEAR         ENDED         YEAR
                                        DECEMBER      ENDED       DECEMBER       ENDED        DECEMBER      ENDED
                                          31,        JUNE 30,       31,         JUNE 30,        31,        JUNE 30,
                                          2004         2004         2004          2004          2004         2004
                                      ------------   --------   ------------   ----------   ------------   --------
                                      (UNAUDITED)               (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income (loss).......    $  2,868     $  4,799    $   26,432    $   32,886     $  1,574     $  1,013
 Net realized gains (losses) from
   investments......................      19,717       (3,628)      223,041       (46,003)      12,328       12,928
 Net realized gains (losses) from
   futures transactions.............          --           --         1,184         8,169          627         (160)
 Net change in unrealized
   appreciation (depreciation) from
   investments and futures..........      (8,010)      25,415       (74,529)      477,358       54,936       41,390
                                        --------     --------    ----------    ----------     --------     --------
Change in net assets resulting from
 operations.........................      14,575       26,586       176,128       472,410       69,465       55,171
                                        --------     --------    ----------    ----------     --------     --------
DISTRIBUTIONS TO CLASS I
 SHAREHOLDERS:
 From net investment income.........        (336)        (882)      (20,004)      (25,610)      (1,484)        (928)
 From net realized gains............          --           --            --            --       (7,331)          --
DISTRIBUTIONS TO CLASS A
 SHAREHOLDERS:
 From net investment income.........      (1,298)      (2,072)       (4,177)       (5,248)         (98)         (77)
 From net realized gains............          --           --            --            --         (771)          --
DISTRIBUTIONS TO CLASS B
 SHAREHOLDERS:
 From net investment income.........      (1,267)      (2,060)       (1,880)       (1,308)          --           --
 From net realized gains............          --           --            --            --         (401)          --
DISTRIBUTIONS TO CLASS C
 SHAREHOLDERS:
 From net investment income.........         (45)         (63)         (624)         (449)          --           --
 From net realized gains............          --           --            --            --         (279)          --
                                        --------     --------    ----------    ----------     --------     --------
Change in net assets from
 shareholder distributions..........      (2,946)      (5,077)      (26,685)      (32,615)     (10,364)      (1,005)
                                        --------     --------    ----------    ----------     --------     --------
CAPITAL TRANSACTIONS:
Change in net assets from capital
 transactions.......................     (21,977)     (35,513)     (617,615)     (143,363)     164,263      120,798
                                        --------     --------    ----------    ----------     --------     --------
Change in net assets................     (10,348)     (14,004)     (468,172)      296,432      223,364      174,964
NET ASSETS:
 Beginning of period................     325,793      339,797     2,906,362     2,609,930      328,855      153,891
                                        --------     --------    ----------    ----------     --------     --------
 End of period......................    $315,445     $325,793    $2,438,190    $2,906,362     $552,219     $328,855
                                        ========     ========    ==========    ==========     ========     ========

                                            TECHNOLOGY
                                               FUND
                                      -----------------------
                                       SIX MONTHS
                                         ENDED         YEAR
                                        DECEMBER      ENDED
                                          31,        JUNE 30,
                                          2004         2004
                                      ------------   --------
                                      (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income (loss).......    $   150      $  (474)
 Net realized gains (losses) from
   investments......................     (2,408)      (2,940)
 Net realized gains (losses) from
   futures transactions.............         --           --
 Net change in unrealized
   appreciation (depreciation) from
   investments and futures..........      3,046        9,134
                                        -------      -------
Change in net assets resulting from
 operations.........................        788        5,720
                                        -------      -------
DISTRIBUTIONS TO CLASS I
 SHAREHOLDERS:
 From net investment income.........         --           --
 From net realized gains............         --           --
DISTRIBUTIONS TO CLASS A
 SHAREHOLDERS:
 From net investment income.........         --           --
 From net realized gains............         --           --
DISTRIBUTIONS TO CLASS B
 SHAREHOLDERS:
 From net investment income.........         --           --
 From net realized gains............         --           --
DISTRIBUTIONS TO CLASS C
 SHAREHOLDERS:
 From net investment income.........         --           --
 From net realized gains............         --           --
                                        -------      -------
Change in net assets from
 shareholder distributions..........         --           --
                                        -------      -------
CAPITAL TRANSACTIONS:
Change in net assets from capital
 transactions.......................     (2,477)        (827)
                                        -------      -------
Change in net assets................     (1,689)       4,893
NET ASSETS:
 Beginning of period................     34,654       29,761
                                        -------      -------
 End of period......................    $32,965      $34,654
                                        =======      =======

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

 100

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                       HEALTH SCIENCES            MARKET NEUTRAL          INTERNATIONAL EQUITY
                                            FUND                       FUND                    INDEX FUND
                                   -----------------------   -------------------------   -----------------------
                                    SIX MONTHS                SIX MONTHS                  SIX MONTHS
                                      ENDED         YEAR        ENDED          YEAR         ENDED         YEAR
                                     DECEMBER      ENDED       DECEMBER       ENDED        DECEMBER      ENDED
                                       31,        JUNE 30,       31,         JUNE 30,        31,        JUNE 30,
                                       2004         2004         2004          2004          2004         2004
                                   ------------   --------   ------------   ----------   ------------   --------
                                   (UNAUDITED)               (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income (loss)....    $   (100)    $   (230)   $     (568)   $   (5,163)    $  3,124     $ 10,431
 Net realized gains (losses) from
   investment transactions.......         (43)       1,334         8,020        21,116        5,370        3,496
 Net realized gains (losses) from
   options, futures, foreign
   currency and securities sold
   short transactions............          --           --       (24,435)           --         (111)       8,174
 Net change in unrealized
   appreciation (depreciation)
   from investments, options,
   futures, foreign currency and
   securities sold short.........         (86)         130        24,370        19,167      133,843      185,084
                                     --------     --------    ----------    ----------     --------     --------
Change in net assets resulting
 from operations.................        (229)       1,234         7,387        35,120      142,226      207,185
                                     --------     --------    ----------    ----------     --------     --------
DISTRIBUTIONS TO CLASS I
 SHAREHOLDERS:
 From net investment income......          --           --            --            --      (15,936)      (7,815)
 From net realized gains.........          --           --        (9,752)       (1,013)          --           --
DISTRIBUTIONS TO CLASS A
 SHAREHOLDERS:
 From net investment income......          --           --            --            --         (700)        (320)
 From net realized gains.........          --           --        (1,593)         (116)          --           --
DISTRIBUTIONS TO CLASS B
 SHAREHOLDERS:
 From net investment income......          --           --            --            --         (116)         (43)
 From net realized gains.........          --           --          (359)          (52)          --           --
DISTRIBUTIONS TO CLASS C
 SHAREHOLDERS:
 From net investment income......          --           --            --            --          (73)         (43)
 From net realized gains.........          --           --        (2,541)         (221)          --           --
                                     --------     --------    ----------    ----------     --------     --------
Change in net assets from
 shareholder distributions.......          --           --       (14,245)       (1,402)     (16,825)      (8,221)
                                     --------     --------    ----------    ----------     --------     --------
CAPITAL TRANSACTIONS:
Change in net assets from capital
 transactions....................      (1,685)       5,074       265,484       637,717        6,396       57,067
                                     --------     --------    ----------    ----------     --------     --------
Change in net assets.............      (1,914)       6,308       258,626       671,435      131,797      256,031
NET ASSETS:
 Beginning of period.............      23,069       16,761       959,909       288,474      859,372      603,341
                                     --------     --------    ----------    ----------     --------     --------
 End of period...................    $ 21,155     $ 23,069    $1,218,535    $  959,909     $991,169     $859,372
                                     ========     ========    ==========    ==========     ========     ========

                                          DIVERSIFIED
                                      INTERNATIONAL FUND
                                   -------------------------
                                    SIX MONTHS
                                      ENDED          YEAR
                                     DECEMBER       ENDED
                                       31,         JUNE 30,
                                       2004          2004
                                   ------------   ----------
                                   (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income (loss)....   $    4,246    $   12,207
 Net realized gains (losses) from
   investment transactions.......      115,034        39,870
 Net realized gains (losses) from
   options, futures, foreign
   currency and securities sold
   short transactions............          686         5,646
 Net change in unrealized
   appreciation (depreciation)
   from investments, options,
   futures, foreign currency and
   securities sold short.........       36,981       182,898
                                    ----------    ----------
Change in net assets resulting
 from operations.................      156,947       240,621
                                    ----------    ----------
DISTRIBUTIONS TO CLASS I
 SHAREHOLDERS:
 From net investment income......      (18,306)       (8,379)
 From net realized gains.........           --            --
DISTRIBUTIONS TO CLASS A
 SHAREHOLDERS:
 From net investment income......         (516)         (167)
 From net realized gains.........           --            --
DISTRIBUTIONS TO CLASS B
 SHAREHOLDERS:
 From net investment income......          (95)          (11)
 From net realized gains.........           --            --
DISTRIBUTIONS TO CLASS C
 SHAREHOLDERS:
 From net investment income......          (18)           (4)
 From net realized gains.........           --            --
                                    ----------    ----------
Change in net assets from
 shareholder distributions.......      (18,935)       (8,561)
                                    ----------    ----------
CAPITAL TRANSACTIONS:
Change in net assets from capital
 transactions....................      (43,701)       35,702
                                    ----------    ----------
Change in net assets.............       94,311       267,762
NET ASSETS:
 Beginning of period.............    1,097,266       829,504
                                    ----------    ----------
 End of period...................   $1,191,577    $1,097,266
                                    ==========    ==========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                           SMALL CAP                    SMALL CAP                     MID CAP
                                          GROWTH FUND                  VALUE FUND                   GROWTH FUND
                                   -------------------------    -------------------------    -------------------------
                                    SIX MONTHS                   SIX MONTHS                   SIX MONTHS
                                      ENDED          YEAR          ENDED          YEAR          ENDED          YEAR
                                     DECEMBER        ENDED        DECEMBER        ENDED        DECEMBER        ENDED
                                       31,         JUNE 30,         31,         JUNE 30,         31,         JUNE 30,
                                       2004          2004           2004          2004           2004          2004
                                   ------------    ---------    ------------    ---------    ------------    ---------
                                   (UNAUDITED)                  (UNAUDITED)                  (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued....   $  52,823      $ 147,519     $  98,544      $ 138,907     $  82,028      $ 316,566
  Dividends reinvested...........         669             --        14,939            443            --             --
  Cost of shares redeemed........    (145,701)      (110,272)     (104,654)      (140,833)     (291,892)      (357,273)
                                    ---------      ---------     ---------      ---------     ---------      ---------
Change in net assets from Class I
  capital transactions...........   $ (92,209)     $  37,247     $   8,829      $  (1,483)    $(209,864)     $ (40,707)
                                    =========      =========     =========      =========     =========      =========
CLASS A SHARES:
  Proceeds from shares issued....   $  24,118      $  34,295     $  22,531      $  78,907     $  57,894      $ 218,475
  Dividends reinvested...........         406             --        11,276            146            --             --
  Cost of shares redeemed........     (13,123)       (30,577)      (30,379)       (56,271)     (124,415)      (170,928)
                                    ---------      ---------     ---------      ---------     ---------      ---------
Change in net assets from Class A
  capital transactions...........   $  11,401      $   3,718     $   3,428      $  22,782     $ (66,521)     $  47,547
                                    =========      =========     =========      =========     =========      =========
CLASS B SHARES:
  Proceeds from shares issued....   $   5,004      $   6,306     $     808      $  11,333     $   4,112      $  17,086
  Dividends reinvested...........         161             --         3,304             --            --             --
  Cost of shares redeemed........      (2,922)        (6,667)       (2,687)        (8,560)      (32,093)       (47,102)
                                    ---------      ---------     ---------      ---------     ---------      ---------
Change in net assets from Class B
  capital transactions...........   $   2,243      $    (361)    $   1,425      $   2,773     $ (27,981)     $ (30,016)
                                    =========      =========     =========      =========     =========      =========
CLASS C SHARES:
  Proceeds from shares issued....   $   2,396      $   4,878     $   2,311      $  22,760     $   3,375      $  17,764
  Dividends reinvested...........          36             --         2,620             --            --             --
  Cost of shares redeemed........      (1,780)        (2,170)       (7,876)       (12,265)      (21,622)       (20,512)
                                    ---------      ---------     ---------      ---------     ---------      ---------
Change in net assets from Class C
  capital transactions...........   $     652      $   2,708     $  (2,945)     $  10,495     $ (18,247)     $  (2,748)
                                    =========      =========     =========      =========     =========      =========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued.........................       4,518         14,025         3,979          6,375         3,792         15,186
  Reinvested.....................          52             --           597             21            --             --
  Redeemed.......................     (12,156)       (10,428)       (4,253)        (6,324)      (13,504)       (16,786)
                                    ---------      ---------     ---------      ---------     ---------      ---------
Change in Class I Shares.........      (7,586)         3,597           323             72        (9,712)        (1,600)
                                    =========      =========     =========      =========     =========      =========
CLASS A SHARES:
  Issued.........................       2,115          3,276           929          3,611         2,727         10,666
  Reinvested.....................          32             --           461              7            --             --
  Redeemed.......................      (1,136)        (2,940)       (1,249)        (2,538)       (5,843)        (8,292)
                                    ---------      ---------     ---------      ---------     ---------      ---------
Change in Class A Shares.........       1,011            336           141          1,080        (3,116)         2,374
                                    =========      =========     =========      =========     =========      =========
CLASS B SHARES:
  Issued.........................         478            654            35            550           220            933
  Reinvested.....................          15             --           145             --            --             --
  Redeemed.......................        (273)          (687)         (117)          (405)       (1,695)        (2,542)
                                    ---------      ---------     ---------      ---------     ---------      ---------
Change in Class B Shares.........         220            (33)           63            145        (1,475)        (1,609)
                                    =========      =========     =========      =========     =========      =========
CLASS C SHARES:
  Issued.........................         215            501           101          1,109           166            909
  Reinvested.....................           3             --           115             --            --             --
  Redeemed.......................        (163)          (216)         (347)          (581)       (1,060)        (1,021)
                                    ---------      ---------     ---------      ---------     ---------      ---------
Change in Class C Shares.........          55            285          (131)           528          (894)          (112)
                                    =========      =========     =========      =========     =========      =========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

 102

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                            MID CAP                    DIVERSIFIED                   LARGE CAP
                                          VALUE FUND                  MID CAP FUND                  GROWTH FUND
                                   -------------------------    -------------------------    -------------------------
                                    SIX MONTHS                   SIX MONTHS                   SIX MONTHS
                                      ENDED          YEAR          ENDED          YEAR          ENDED          YEAR
                                     DECEMBER        ENDED        DECEMBER        ENDED        DECEMBER        ENDED
                                       31,         JUNE 30,         31,         JUNE 30,         31,         JUNE 30,
                                       2004          2004           2004          2004           2004          2004
                                   ------------    ---------    ------------    ---------    ------------    ---------
                                   (UNAUDITED)                  (UNAUDITED)                  (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued....   $ 108,863      $ 239,846     $  50,424      $ 131,903     $ 128,001      $ 321,045
  Dividends reinvested...........      11,983            863        10,302            113           177             --
  Cost of shares redeemed........    (288,685)      (333,199)     (198,181)      (233,758)     (317,187)      (292,441)
                                    ---------      ---------     ---------      ---------     ---------      ---------
Change in net assets from Class I
  capital transactions...........   $(167,839)     $ (92,490)    $(137,455)     $(101,742)    $(189,009)     $  28,604
                                    =========      =========     =========      =========     =========      =========
CLASS A SHARES:
  Proceeds from shares issued....   $  38,089      $  87,983     $   6,297      $  23,816     $  24,197      $  68,460
  Dividends reinvested...........       7,690            503         6,280              5           443             --
  Cost of shares redeemed........     (45,994)       (82,357)      (15,547)       (37,222)      (44,999)       (84,620)
                                    ---------      ---------     ---------      ---------     ---------      ---------
Change in net assets from Class A
  capital transactions...........   $    (215)     $   6,129     $  (2,970)     $ (13,401)    $ (20,359)     $ (16,160)
                                    =========      =========     =========      =========     =========      =========
CLASS B SHARES:
  Proceeds from shares issued....   $   4,801      $  10,737     $     574      $   2,815     $   3,577      $  16,500
  Dividends reinvested...........       2,092             --           873             --            61             --
  Cost of shares redeemed........      (8,398)       (14,220)       (1,892)        (3,930)      (46,303)       (82,689)
                                    ---------      ---------     ---------      ---------     ---------      ---------
Change in net assets from Class B
  capital transactions...........   $  (1,505)     $  (3,483)    $    (445)     $  (1,115)    $ (42,665)     $ (66,189)
                                    =========      =========     =========      =========     =========      =========
CLASS C SHARES:
  Proceeds from shares issued....   $   2,121      $   6,802     $     528      $   2,113     $     813      $   3,377
  Dividends reinvested...........         547             --           331             --             1             --
  Cost of shares redeemed........      (4,774)        (6,673)         (779)        (2,240)       (6,773)        (6,610)
                                    ---------      ---------     ---------      ---------     ---------      ---------
Change in net assets from Class C
  capital transactions...........   $  (2,106)     $     129     $      80      $    (127)    $  (5,959)     $  (3,233)
                                    =========      =========     =========      =========     =========      =========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued.........................       6,308         15,372         2,658          7,557         9,123         23,135
  Reinvested.....................         673             58           534              7            12             --
  Redeemed.......................     (16,744)       (20,713)      (10,719)       (13,075)      (21,557)       (20,953)
                                    ---------      ---------     ---------      ---------     ---------      ---------
Change in Class I Shares.........      (9,763)        (5,283)       (7,527)        (5,511)      (12,422)         2,182
                                    =========      =========     =========      =========     =========      =========
CLASS A SHARES:
  Issued.........................       2,203          5,504           343          1,390         1,668          4,862
  Reinvested.....................         428             33           330             --            29             --
  Redeemed.......................      (2,653)        (5,209)         (842)        (2,139)       (3,107)        (5,944)
                                    ---------      ---------     ---------      ---------     ---------      ---------
Change in Class A Shares.........         (22)           328          (169)          (749)       (1,410)        (1,082)
                                    =========      =========     =========      =========     =========      =========
CLASS B SHARES:
  Issued.........................         286            695            32            174           267          1,266
  Reinvested.....................         120             --            49             --             4             --
  Redeemed.......................        (502)          (919)         (108)          (230)       (3,471)        (6,263)
                                    ---------      ---------     ---------      ---------     ---------      ---------
Change in Class B Shares.........         (96)          (224)          (27)           (56)       (3,200)        (4,997)
                                    =========      =========     =========      =========     =========      =========
CLASS C SHARES:
  Issued.........................         127            453            30            128            62            264
  Reinvested.....................          31             --            18             --            --             --
  Redeemed.......................        (288)          (426)          (44)          (131)         (511)          (506)
                                    ---------      ---------     ---------      ---------     ---------      ---------
Change in Class C Shares.........        (130)            27             4             (3)         (449)          (242)
                                    =========      =========     =========      =========     =========      =========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                             LARGE CAP                     EQUITY                    DIVERSIFIED
                                            VALUE FUND                  INCOME FUND                  EQUITY FUND
                                     -------------------------    ------------------------    -------------------------
                                      SIX MONTHS                   SIX MONTHS                  SIX MONTHS
                                        ENDED          YEAR          ENDED          YEAR         ENDED          YEAR
                                       DECEMBER        ENDED        DECEMBER       ENDED        DECEMBER        ENDED
                                         31,         JUNE 30,         31,         JUNE 30,        31,         JUNE 30,
                                         2004          2004           2004          2004          2004          2004
                                     ------------    ---------    ------------    --------    ------------    ---------
                                     (UNAUDITED)                  (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued......   $  61,547      $ 245,871      $ 42,232      $ 66,701     $  91,930      $ 317,997
  Dividends reinvested.............       1,792          4,410        15,651         8,041         1,959          3,925
  Cost of shares redeemed..........    (114,112)      (193,470)      (37,752)      (74,011)     (351,067)      (373,891)
                                      ---------      ---------      --------      --------     ---------      ---------
Change in net assets from Class I
  capital transactions.............   $ (50,773)     $  56,811      $ 20,131      $    731     $(257,178)     $ (51,969)
                                      =========      =========      ========      ========     =========      =========
CLASS A SHARES:
  Proceeds from shares issued......   $   8,460      $  41,478      $ 12,028      $ 28,923     $   8,104      $  26,156
  Dividends reinvested.............         491            384        12,747         3,131           892            661
  Cost of shares redeemed..........     (16,278)       (23,849)      (11,579)      (37,571)      (26,399)       (55,298)
                                      ---------      ---------      --------      --------     ---------      ---------
Change in net assets from Class A
  capital transactions.............   $  (7,327)     $  18,013      $ 13,196      $ (5,517)    $ (17,403)     $ (28,481)
                                      =========      =========      ========      ========     =========      =========
CLASS B SHARES:
  Proceeds from shares issued......   $   1,811      $  10,458      $  1,926      $  7,270     $     696      $   2,736
  Dividends reinvested.............          93             43         8,646         2,903            79             --
  Cost of shares redeemed..........      (5,361)        (6,947)      (14,156)      (28,351)       (5,241)        (5,620)
                                      ---------      ---------      --------      --------     ---------      ---------
Change in net assets from Class B
  capital transactions.............   $  (3,457)     $   3,554      $ (3,584)     $(18,178)    $  (4,466)     $  (2,884)
                                      =========      =========      ========      ========     =========      =========
CLASS C SHARES:
  Proceeds from shares issued......   $     698      $   2,713      $    329      $  3,045     $     730      $   1,327
  Dividends reinvested.............          20              8           571           153            22             --
  Cost of shares redeemed..........      (1,075)        (2,171)         (386)       (2,001)       (5,063)        (5,027)
                                      ---------      ---------      --------      --------     ---------      ---------
Change in net assets from Class C
  capital transactions.............   $    (357)     $     550      $    514      $  1,197     $  (4,311)     $  (3,700)
                                      =========      =========      ========      ========     =========      =========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued...........................       4,237         18,330         2,688         4,141         8,018         28,461
  Reinvested.......................         123            333         1,034           516           168            360
  Redeemed.........................      (7,696)       (14,278)       (2,278)       (4,615)      (29,635)       (33,328)
                                      ---------      ---------      --------      --------     ---------      ---------
Change in Class I Shares...........      (3,336)         4,385         1,444            42       (21,449)        (4,507)
                                      =========      =========      ========      ========     =========      =========
CLASS A SHARES:
  Issued...........................         573          3,099           733         1,808           703          2,357
  Reinvested.......................          32             28           842           201            75             61
  Redeemed.........................      (1,117)        (1,742)         (705)       (2,379)       (2,291)        (4,974)
                                      ---------      ---------      --------      --------     ---------      ---------
Change in Class A Shares...........        (512)         1,385           870          (370)       (1,513)        (2,556)
                                      =========      =========      ========      ========     =========      =========
CLASS B SHARES:
  Issued...........................         122            789           118           461            63            257
  Reinvested.......................           6              3           574           187             7             --
  Redeemed.........................        (373)          (510)         (861)       (1,777)         (473)          (521)
                                      ---------      ---------      --------      --------     ---------      ---------
Change in Class B Shares...........        (245)           282          (169)       (1,129)         (403)          (264)
                                      =========      =========      ========      ========     =========      =========
CLASS C SHARES:
  Issued...........................          48            201            20           195            65            124
  Reinvested.......................           1              1            38            10             2             --
  Redeemed.........................         (75)          (161)          (23)         (125)         (454)          (463)
                                      ---------      ---------      --------      --------     ---------      ---------
Change in Class C Shares...........         (26)            41            35            80          (387)          (339)
                                      =========      =========      ========      ========     =========      =========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

 104

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                      BALANCED                     EQUITY                       MARKET
                                        FUND                     INDEX FUND              EXPANSION INDEX FUND
                              ------------------------    -------------------------    ------------------------
                               SIX MONTHS                  SIX MONTHS                   SIX MONTHS
                                 ENDED          YEAR         ENDED          YEAR          ENDED          YEAR
                                DECEMBER       ENDED        DECEMBER        ENDED        DECEMBER       ENDED
                                  31,         JUNE 30,        31,         JUNE 30,         31,         JUNE 30,
                                  2004          2004          2004          2004           2004          2004
                              ------------    --------    ------------    ---------    ------------    --------
                              (UNAUDITED)                 (UNAUDITED)                  (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares
   issued...................    $    800      $  4,726     $ 303,140(a)   $ 360,633      $233,261      $123,710
 Dividends reinvested.......         165           685        10,657         14,263         3,693           126
 Cost of shares redeemed....      (3,441)      (24,018)     (770,685)(b)   (456,222)      (85,617)      (26,745)
                                --------      --------     ---------      ---------      --------      --------
Change in net assets from
 Class I capital
 transactions...............    $ (2,476)     $(18,607)    $(456,888)     $ (81,326)     $151,337      $ 97,091
                                ========      ========     =========      =========      ========      ========
CLASS A SHARES:
 Proceeds from shares
   issued...................    $ 11,340      $ 29,906     $  61,025      $ 136,682      $ 15,322      $ 25,135
 Dividends reinvested.......       1,416         1,971         5,157          4,960           768            47
 Cost of shares redeemed....     (16,089)      (29,290)     (153,823)      (150,395)       (6,808)       (9,029)
                                --------      --------     ---------      ---------      --------      --------
Change in net assets from
 Class A capital
 transactions...............    $ (3,333)     $  2,587     $ (87,641)     $  (8,753)     $  9,282      $ 16,153
                                ========      ========     =========      =========      ========      ========
CLASS B SHARES:
 Proceeds from shares
   issued...................    $  3,738      $ 16,530     $   6,065      $  25,312      $  3,471      $  7,493
 Dividends reinvested.......       1,347         2,035         2,036          1,362           338            --
 Cost of shares redeemed....     (20,728)      (40,315)      (61,256)       (76,242)       (1,758)       (2,318)
                                --------      --------     ---------      ---------      --------      --------
Change in net assets from
 Class B capital
 transactions...............    $(15,643)     $(21,750)    $ (53,155)     $ (49,568)     $  2,051      $  5,175
                                ========      ========     =========      =========      ========      ========
CLASS C SHARES:
 Proceeds from shares
   issued...................    $    634      $  4,357     $   5,674      $  24,183      $  4,241      $  7,741
 Dividends reinvested.......          45            56           566            405           179            --
 Cost of shares redeemed....      (1,204)       (2,156)      (26,171)       (28,304)       (2,827)       (5,362)
                                --------      --------     ---------      ---------      --------      --------
Change in net assets from
 Class C capital
 transactions...............    $   (525)     $  2,257     $ (19,931)     $  (3,716)     $  1,593      $  2,379
                                ========      ========     =========      =========      ========      ========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued.....................          63           382        11,472(a)      14,553        22,899        12,431
 Reinvested.................          13            56           408            600           322            13
 Redeemed...................        (274)       (1,945)      (28,842)(b)    (18,455)       (7,633)       (2,718)
                                --------      --------     ---------      ---------      --------      --------
Change in Class I Shares....        (198)       (1,507)      (16,962)        (3,302)       15,588         9,726
                                ========      ========     =========      =========      ========      ========
CLASS A SHARES:
 Issued.....................         898         2,415         2,350          5,563         1,422         2,539
 Reinvested.................         112           161           193            206            67             5
 Redeemed...................      (1,273)       (2,369)       (5,895)        (6,104)         (635)         (902)
                                --------      --------     ---------      ---------      --------      --------
Change in Class A Shares....        (263)          207        (3,352)          (335)          854         1,642
                                ========      ========     =========      =========      ========      ========
CLASS B SHARES:
 Issued.....................         296         1,341           234          1,040           328           768
 Reinvested.................         105           166            75             57            30            --
 Redeemed...................      (1,636)       (3,243)       (2,371)        (3,079)         (167)         (236)
                                --------      --------     ---------      ---------      --------      --------
Change in Class B Shares....      (1,235)       (1,736)       (2,062)        (1,982)          191           532
                                ========      ========     =========      =========      ========      ========
CLASS C SHARES:
 Issued.....................          50           352           221            995           400           841
 Reinvested.................           3             5            21             17            16            --
 Redeemed...................         (96)         (174)       (1,015)        (1,142)         (291)         (555)
                                --------      --------     ---------      ---------      --------      --------
Change in Class C Shares....         (43)          183          (773)          (130)          125           286
                                ========      ========     =========      =========      ========      ========

                                     TECHNOLOGY
                                        FUND
                              ------------------------
                               SIX MONTHS       YEAR
                                 ENDED         ENDED
                                DECEMBER        JUNE
                                  31,           30,
                                  2004          2004
                              ------------    --------
                              (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares
   issued...................    $   146       $ 1,142
 Dividends reinvested.......         --            --
 Cost of shares redeemed....       (104)       (1,475)
                                -------       -------
Change in net assets from
 Class I capital
 transactions...............    $    42       $  (333)
                                =======       =======
CLASS A SHARES:
 Proceeds from shares
   issued...................    $ 1,042       $ 5,576
 Dividends reinvested.......         --            --
 Cost of shares redeemed....     (2,560)       (7,052)
                                -------       -------
Change in net assets from
 Class A capital
 transactions...............    $(1,518)      $(1,476)
                                =======       =======
CLASS B SHARES:
 Proceeds from shares
   issued...................    $   343       $ 3,590
 Dividends reinvested.......         --            --
 Cost of shares redeemed....     (1,137)       (2,736)
                                -------       -------
Change in net assets from
 Class B capital
 transactions...............    $  (794)      $   854
                                =======       =======
CLASS C SHARES:
 Proceeds from shares
   issued...................    $    11       $   963
 Dividends reinvested.......         --            --
 Cost of shares redeemed....       (218)         (835)
                                -------       -------
Change in net assets from
 Class C capital
 transactions...............    $  (207)      $   128
                                =======       =======
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued.....................         35           265
 Reinvested.................         --            --
 Redeemed...................        (24)         (337)
                                -------       -------
Change in Class I Shares....         11           (72)
                                =======       =======
CLASS A SHARES:
 Issued.....................        246         1,275
 Reinvested.................         --            --
 Redeemed...................       (615)       (1,616)
                                -------       -------
Change in Class A Shares....       (369)         (341)
                                =======       =======
CLASS B SHARES:
 Issued.....................         85           854
 Reinvested.................         --            --
 Redeemed...................       (279)         (647)
                                -------       -------
Change in Class B Shares....       (194)          207
                                =======       =======
CLASS C SHARES:
 Issued.....................          3           224
 Reinvested.................         --            --
 Redeemed...................        (55)         (200)
                                -------       -------
Change in Class C Shares....        (52)           24
                                =======       =======

------------

(a) Includes subscriptions in-kind of (in thousands) $42,952 and 1,544 shares.

(b) Includes redemptions in-kind of (in thousands) $479,460 and 17,481 shares.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                  HEALTH SCIENCES              MARKET NEUTRAL           INTERNATIONAL EQUITY
                                        FUND                        FUND                     INDEX FUND
                              ------------------------    ------------------------    ------------------------
                               SIX MONTHS       YEAR       SIX MONTHS                  SIX MONTHS
                                 ENDED         ENDED         ENDED          YEAR         ENDED          YEAR
                                DECEMBER        JUNE        DECEMBER       ENDED        DECEMBER       ENDED
                                  31,           30,           31,         JUNE 30,        31,         JUNE 30,
                                  2004          2004          2004          2004          2004          2004
                              ------------    --------    ------------    --------    ------------    --------
                              (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares
   issued...................    $   103        $  247       $242,361      $433,426      $70,543       $184,394
 Dividends reinvested.......         --            --          4,481           904          209          1,766
 Cost of shares redeemed....         (2)          (55)       (36,058)      (25,294)     (63,767)      (133,400)
                                -------        ------       --------      --------      -------       --------
Change in net assets from
 Class I capital
 transactions...............    $   101        $  192       $210,784      $409,036      $ 6,985       $ 52,760
                                =======        ======       ========      ========      =======       ========
CLASS A SHARES:
 Proceeds from shares
   issued...................    $   882        $5,913       $ 55,971      $104,945      $ 9,332       $ 18,507
 Dividends reinvested.......         --            --            680            60          601            273
 Cost of shares redeemed....     (2,143)       (3,233)       (31,970)      (18,957)      (8,398)       (14,512)
                                -------        ------       --------      --------      -------       --------
Change in net assets from
 Class A capital
 transactions...............    $(1,261)       $2,680       $ 24,681      $ 86,048      $ 1,535       $  4,268
                                =======        ======       ========      ========      =======       ========
CLASS B SHARES:
 Proceeds from shares
   issued...................    $   573        $3,203       $  3,555      $ 17,386      $ 1,306       $  2,390
 Dividends reinvested.......         --            --            174            24          110             42
 Cost of shares redeemed....     (1,043)       (1,472)        (2,332)       (1,617)      (1,837)        (2,963)
                                -------        ------       --------      --------      -------       --------
Change in net assets from
 Class B capital
 transactions...............    $  (470)       $1,731       $  1,397      $ 15,793      $  (421)      $   (531)
                                =======        ======       ========      ========      =======       ========
CLASS C SHARES:
 Proceeds from shares
   issued...................    $    95        $  827       $ 48,957      $136,713      $ 1,277       $  4,890
 Dividends reinvested.......         --            --          1,126            99           66             41
 Cost of shares redeemed....       (150)         (356)       (21,461)       (9,972)      (3,046)        (4,361)
                                -------        ------       --------      --------      -------       --------
Change in net assets from
 Class C capital
 transactions...............    $   (55)       $  471       $ 28,622      $126,840      $(1,703)      $    570
                                =======        ======       ========      ========      =======       ========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued.....................         10            23         22,901        41,984        3,946         11,382
 Reinvested.................         --            --            422            88           10            105
 Redeemed...................         --(a)         (5)        (3,404)       (2,427)      (3,451)        (8,478)
                                -------        ------       --------      --------      -------       --------
Change in Class I Shares....         10            18         19,919        39,645          505          3,009
                                =======        ======       ========      ========      =======       ========
CLASS A SHARES:
 Issued.....................         86           556          5,302        10,110          519          1,153
 Reinvested.................         --            --             64             6           30             16
 Redeemed...................       (210)         (307)        (3,026)       (1,837)        (470)          (909)
                                -------        ------       --------      --------      -------       --------
Change in Class A Shares....       (124)          249          2,340         8,279           79            260
                                =======        ======       ========      ========      =======       ========
CLASS B SHARES:
 Issued.....................         57           310            340         1,697           76            157
 Reinvested.................         --            --             17             2            6              3
 Redeemed...................       (104)         (143)          (223)         (157)        (109)          (194)
                                -------        ------       --------      --------      -------       --------
Change in Class B Shares....        (47)          167            134         1,542          (27)           (34)
                                =======        ======       ========      ========      =======       ========
CLASS C SHARES:
 Issued.....................          9            81          4,683        13,254           72            314
 Reinvested.................         --            --            108            10            3              3
 Redeemed...................        (15)          (34)        (2,053)         (968)        (176)          (273)
                                -------        ------       --------      --------      -------       --------
Change in Class C Shares....         (6)           47          2,738        12,296         (101)            44
                                =======        ======       ========      ========      =======       ========

                                    DIVERSIFIED
                                 INTERNATIONAL FUND
                              ------------------------
                               SIX MONTHS
                                 ENDED          YEAR
                                DECEMBER       ENDED
                                  31,         JUNE 30,
                                  2004          2004
                              ------------    --------
                              (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares
   issued...................   $  70,870      $152,115
 Dividends reinvested.......         622         2,373
 Cost of shares redeemed....    (113,496)     (136,454)
                               ---------      --------
Change in net assets from
 Class I capital
 transactions...............   $ (42,004)     $ 18,034
                               =========      ========
CLASS A SHARES:
 Proceeds from shares
   issued...................   $   3,880      $ 22,618
 Dividends reinvested.......         446           133
 Cost of shares redeemed....      (5,767)      (10,533)
                               ---------      --------
Change in net assets from
 Class A capital
 transactions...............   $  (1,441)     $ 12,218
                               =========      ========
CLASS B SHARES:
 Proceeds from shares
   issued...................   $     700      $  5,960
 Dividends reinvested.......          91            11
 Cost of shares redeemed....      (1,224)       (1,555)
                               ---------      --------
Change in net assets from
 Class B capital
 transactions...............   $    (433)     $  4,416
                               =========      ========
CLASS C SHARES:
 Proceeds from shares
   issued...................   $     419      $  1,584
 Dividends reinvested.......          14             4
 Cost of shares redeemed....        (256)         (554)
                               ---------      --------
Change in net assets from
 Class C capital
 transactions...............   $     177      $  1,034
                               =========      ========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued.....................       4,973        11,691
 Reinvested.................          39           173
 Redeemed...................      (7,778)      (10,521)
                               ---------      --------
Change in Class I Shares....      (2,766)        1,343
                               =========      ========
CLASS A SHARES:
 Issued.....................         267         1,684
 Reinvested.................          28            10
 Redeemed...................        (408)         (796)
                               ---------      --------
Change in Class A Shares....        (113)          898
                               =========      ========
CLASS B SHARES:
 Issued.....................          53           483
 Reinvested.................           6             1
 Redeemed...................         (96)         (129)
                               ---------      --------
Change in Class B Shares....         (37)          355
                               =========      ========
CLASS C SHARES:
 Issued.....................          32           135
 Reinvested.................           1            --(a)
 Redeemed...................         (20)          (48)
                               ---------      --------
Change in Class C Shares....          13            87
                               =========      ========

------------

(a) Amount is less than 1,000.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

 106

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                        INVESTMENT ACTIVITIES:
                                                      ---------------------------
                                                                    NET REALIZED
                                          NET ASSET      NET       AND UNREALIZED
                                           VALUE,     INVESTMENT       GAINS        TOTAL FROM
                                          BEGINNING     INCOME     (LOSSES) FROM    INVESTMENT
                                          OF PERIOD     (LOSS)      INVESTMENTS     ACTIVITIES
                                          ---------   ----------   --------------   ----------
SMALL CAP GROWTH FUND (CLASS I)
  Six Months Ended December 31, 2004
    (Unaudited).........................   $11.91       $(0.03)        $ 1.17         $ 1.14
  Year Ended June 30, 2004..............     8.87        (0.05)          3.09           3.04
  Year Ended June 30, 2003..............     9.23        (0.03)         (0.33)         (0.36)
  Year Ended June 30, 2002..............    10.47        (0.05)         (1.19)         (1.24)
  Year Ended June 30, 2001..............    12.97        (0.06)         (1.05)         (1.11)
  Year Ended June 30, 2000..............    10.62        (0.03)          3.26           3.23
SMALL CAP VALUE FUND (CLASS I)
  Six Months Ended December 31, 2004
    (Unaudited).........................    24.87         0.09           2.54           2.63
  Year Ended June 30, 2004..............    18.40         0.08           6.45           6.53
  Year Ended June 30, 2003..............    21.19         0.11          (1.81)         (1.70)
  Year Ended June 30, 2002..............    19.53         0.14           2.78           2.92
  Year Ended June 30, 2001..............    13.74         0.22           5.79           6.01
  Year Ended June 30, 2000..............    14.26         0.13          (0.53)         (0.40)
MID CAP GROWTH FUND (CLASS I)
  Six Months Ended December 31, 2004
    (Unaudited).........................    22.50        (0.05)          1.60           1.55
  Year Ended June 30, 2004..............    18.66        (0.10)          3.94           3.84
  Year Ended June 30, 2003..............    18.70        (0.06)          0.02          (0.04)
  Year Ended June 30, 2002..............    22.13        (0.11)         (3.25)         (3.36)
  Year Ended June 30, 2001..............    29.73        (0.15)         (3.13)         (3.28)
  Year Ended June 30, 2000..............    25.32        (0.10)          8.59           8.49
MID CAP VALUE (CLASS I)
  Six Months Ended December 31, 2004
    (Unaudited).........................    17.34         0.08           1.37           1.45
  Year Ended June 30, 2004..............    13.48         0.10           3.86           3.96
  Year Ended June 30, 2003..............    15.33         0.08          (1.14)         (1.06)
  Year Ended June 30, 2002..............    16.74         0.08          (0.05)          0.03
  Year Ended June 30, 2001..............    13.44         0.12           3.98           4.10
  Year Ended June 30, 2000..............    14.88         0.12          (0.14)         (0.02)
DIVERSIFIED MID CAP FUND (CLASS I)
  Six Months Ended December 31, 2004
    (Unaudited).........................    18.93         0.03           1.77           1.80
  Year Ended June 30, 2004..............    15.51         0.02           3.41           3.43
  Year Ended June 30, 2003..............    16.06         0.04          (0.55)         (0.51)
  Year Ended June 30, 2002..............    18.46         0.03          (1.53)         (1.50)
  Year Ended June 30, 2001..............    21.69         0.02           1.33           1.35
  Year Ended June 30, 2000..............    22.10         0.06           2.59           2.65
LARGE CAP GROWTH FUND (CLASS I)
  Six Months Ended December 31, 2004
    (Unaudited).........................    14.56         0.06           0.61           0.67
  Year Ended June 30, 2004..............    12.67           --           1.89           1.89
  Year Ended June 30, 2003..............    12.33         0.01           0.33           0.34
  Year Ended June 30, 2002..............    17.12        (0.02)         (4.77)         (4.79)
  Year Ended June 30, 2001..............    26.68        (0.08)         (8.58)         (8.66)
  Year Ended June 30, 2000..............    26.15        (0.03)          3.90           3.87
LARGE CAP VALUE FUND (CLASS I)
  Six Months Ended December 31, 2004
    (Unaudited).........................    14.36         0.12           1.49           1.61
  Year Ended June 30, 2004..............    12.06         0.17           2.30           2.47
  Year Ended June 30, 2003..............    12.77         0.12          (0.71)         (0.59)
  Year Ended June 30, 2002..............    16.16         0.09          (3.22)         (3.13)
  Year Ended June 30, 2001..............    15.50         0.11           1.05           1.16
  Year Ended June 30, 2000..............    18.09         0.13          (1.10)         (0.97)
EQUITY INCOME FUND (CLASS I) (UNAUDITED)
  Six Months Ended December 31, 2004
    (Unaudited).........................    16.67         0.16           1.10           1.26
  Year Ended June 30, 2004..............    15.06         0.25           2.13           2.38
  Year Ended June 30, 2003..............    16.36         0.26          (0.82)         (0.56)
  Year Ended June 30, 2002..............    19.42         0.25          (2.01)         (1.76)
  Year Ended June 30, 2001..............    21.25         0.26           0.68           0.94
  Year Ended June 30, 2000..............    24.50         0.33          (2.32)         (1.99)

------------
(a) Not annualized for periods less than one year.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

--------------------------------------------------------------------------------

                                                    DISTRIBUTIONS:
                                         -------------------------------------   NET ASSET
                                            NET         NET                       VALUE,
                                         INVESTMENT   REALIZED       TOTAL          END        TOTAL
                                           INCOME      GAINS     DISTRIBUTIONS   OF PERIOD   RETURN (a)
                                         ----------   --------   -------------   ---------   ----------
SMALL CAP GROWTH FUND (CLASS I)
  Six Months Ended December 31, 2004
  (Unaudited) ..........................   $   --      $(0.06)      $(0.06)       $12.99         9.56%
  Year Ended June 30, 2004..............       --          --           --         11.91        34.27
  Year Ended June 30, 2003..............       --          --           --          8.87        (3.90)
  Year Ended June 30, 2002..............       --          --           --          9.23       (11.84)
  Year Ended June 30, 2001..............       --       (1.39)       (1.39)        10.47        (9.00)
  Year Ended June 30, 2000..............       --       (0.88)       (0.88)        12.97        32.26

SMALL CAP VALUE FUND (CLASS I)
  Six Months Ended December 31, 2004
  (Unaudited)...........................    (0.08)      (2.18)       (2.26)        25.24        10.70
  Year Ended June 30, 2004..............    (0.06)         --        (0.06)        24.87        35.55
  Year Ended June 30, 2003..............    (0.11)      (0.98)       (1.09)        18.40        (7.50)
  Year Ended June 30, 2002..............    (0.14)      (1.12)       (1.26)        21.19        15.76
  Year Ended June 30, 2001..............    (0.22)         --        (0.22)        19.53        43.98
  Year Ended June 30, 2000..............    (0.12)         --        (0.12)        13.74        (2.78)

MID CAP GROWTH FUND (CLASS I)
  Six Months Ended December 31, 2004
  (Unaudited)...........................       --          --           --         24.05         6.89
  Year Ended June 30, 2004..............       --          --           --         22.50        20.58
  Year Ended June 30, 2003..............       --          --           --         18.66        (0.21)
  Year Ended June 30, 2002..............       --       (0.07)       (0.07)        18.70       (15.20)
  Year Ended June 30, 2001..............       --       (4.32)       (4.32)        22.13       (13.54)
  Year Ended June 30, 2000..............       --       (4.08)       (4.08)        29.73        36.65

MID CAP VALUE (CLASS I)
  Six Months Ended December 31, 2004
  (Unaudited)...........................    (0.08)      (0.55)       (0.63)        18.16         8.44
  Year Ended June 30, 2004..............    (0.10)         --        (0.10)        17.34        29.43
  Year Ended June 30, 2003..............    (0.08)      (0.71)       (0.79)        13.48        (6.48)
  Year Ended June 30, 2002..............    (0.08)      (1.36)       (1.44)        15.33         0.24
  Year Ended June 30, 2001..............    (0.12)      (0.68)       (0.80)        16.74        31.55
  Year Ended June 30, 2000..............    (0.12)      (1.30)       (1.42)        13.44         0.38
DIVERSIFIED MID CAP FUND (CLASS I)
  Six Months Ended December 31, 2004
  (Unaudited)...........................    (0.02)      (1.09)       (1.11)        19.62         9.58
  Year Ended June 30, 2004..............    (0.01)         --        (0.01)        18.93        22.13
  Year Ended June 30, 2003..............    (0.04)         --        (0.04)        15.51        (3.16)
  Year Ended June 30, 2002..............    (0.02)      (0.88)       (0.90)        16.06        (8.35)
  Year Ended June 30, 2001..............    (0.03)      (4.55)       (4.58)        18.46         6.13
  Year Ended June 30, 2000..............    (0.05)      (3.01)       (3.06)        21.69        14.03
LARGE CAP GROWTH FUND (CLASS I)
  Six Months Ended December 31, 2004
  (Unaudited)...........................    (0.04)         --        (0.04)        15.19         4.59
  Year Ended June 30, 2004..............       --          --           --         14.56        14.92
  Year Ended June 30, 2003..............       --          --           --         12.67         2.76
  Year Ended June 30, 2002..............       --          --           --         12.33       (27.98)
  Year Ended June 30, 2001..............       --       (0.90)       (0.90)        17.12       (33.56)
  Year Ended June 30, 2000..............       --       (3.34)       (3.34)        26.68        15.30
LARGE CAP VALUE FUND (CLASS I)
  Six Months Ended December 31, 2004
  (Unaudited)...........................    (0.12)         --        (0.12)        15.85        11.27
  Year Ended June 30, 2004..............    (0.17)         --        (0.17)        14.36        20.52
  Year Ended June 30, 2003..............    (0.12)         --        (0.12)        12.06        (4.46)
  Year Ended June 30, 2002..............    (0.09)      (0.17)       (0.26)        12.77       (19.53)
  Year Ended June 30, 2001..............    (0.11)      (0.39)       (0.50)        16.16         7.54
  Year Ended June 30, 2000..............    (0.13)      (1.49)       (1.62)        15.50        (5.64)
EQUITY INCOME FUND (CLASS I) (UNAUDITED)
  Six Months Ended December 31, 2004
  (Unaudited)...........................    (0.17)      (2.46)       (2.63)        15.30         7.81
  Year Ended June 30, 2004..............    (0.25)      (0.52)       (0.77)        16.67        16.22
  Year Ended June 30, 2003..............    (0.26)      (0.48)       (0.74)        15.06        (3.06)
  Year Ended June 30, 2002..............    (0.24)      (1.06)       (1.30)        16.36        (9.64)
  Year Ended June 30, 2001..............    (0.25)      (2.52)       (2.77)        19.42         4.26
  Year Ended June 30, 2000..............    (0.32)      (0.94)       (1.26)        21.25        (8.34)

                                                                      RATIOS/SUPPLEMENTAL DATA:
                                          ----------------------------------------------------------------------------------
                                                                                               RATIO OF
                                                                            RATIO OF           EXPENSES
                                          NET ASSETS,      RATIO OF      NET INVESTMENT       TO AVERAGE
                                              END          EXPENSES        INCOME TO          NET ASSETS
                                           OF PERIOD      TO AVERAGE        AVERAGE         WITHOUT WAIVERS      PORTFOLIO
                                            (000'S)     NET ASSETS (b)   NET ASSETS (b)           (b)           TURNOVER (c)
                                          -----------   --------------   --------------   -------------------   ------------
SMALL CAP GROWTH FUND (CLASS I)
  Six Months Ended December 31, 2004
  (Unaudited) ..........................  $  603,792         0.98%           (0.54)%             1.00%              71.71%
  Year Ended June 30, 2004..............     643,958         0.99            (0.47)              0.99               62.46
  Year Ended June 30, 2003..............     447,634         1.03            (0.45)              1.04               94.54
  Year Ended June 30, 2002..............     376,910         1.05            (0.65)              1.06              119.33
  Year Ended June 30, 2001..............     274,544         1.04            (0.59)              1.05              157.71
  Year Ended June 30, 2000..............     253,626         1.05            (0.23)              1.06              163.03
SMALL CAP VALUE FUND (CLASS I)
  Six Months Ended December 31, 2004
  (Unaudited)...........................     839,453         0.97             0.71               0.98               17.26
  Year Ended June 30, 2004..............     819,264         0.98             0.36               1.00               40.60
  Year Ended June 30, 2003..............     604,837         1.00             0.70               1.02               45.70
  Year Ended June 30, 2002..............     629,011         0.99             0.73               1.01               39.91
  Year Ended June 30, 2001..............     321,689         0.96             1.33               0.99               74.81
  Year Ended June 30, 2000..............     179,923         0.93             0.83               1.05              146.46
MID CAP GROWTH FUND (CLASS I)
  Six Months Ended December 31, 2004
  (Unaudited)...........................   1,652,067         0.99            (0.49)              1.01               60.78
  Year Ended June 30, 2004..............   1,764,404         0.97            (0.44)              0.98               47.66
  Year Ended June 30, 2003..............   1,493,114         0.99            (0.40)              1.06               70.87
  Year Ended June 30, 2002..............   1,313,208         0.99            (0.57)              1.07               83.02
  Year Ended June 30, 2001..............   1,418,647         0.99            (0.60)              1.02              127.02
  Year Ended June 30, 2000..............   1,624,824         0.99            (0.38)              0.99              181.78
MID CAP VALUE (CLASS I)
  Six Months Ended December 31, 2004
  (Unaudited)...........................   1,437,430         0.96             0.92               0.97               46.18
  Year Ended June 30, 2004..............   1,541,179         0.94             0.65               0.96               23.90
  Year Ended June 30, 2003..............   1,269,438         0.99             0.65               1.00               99.39
  Year Ended June 30, 2002..............   1,237,701         0.97             0.57               0.98              101.29
  Year Ended June 30, 2001..............   1,180,092         0.96             0.77               0.97              127.06
  Year Ended June 30, 2000..............     963,410         0.97             0.93               0.99              110.43
DIVERSIFIED MID CAP FUND (CLASS I)
  Six Months Ended December 31, 2004
  (Unaudited)...........................     808,187         0.95             0.20               0.96               60.92
  Year Ended June 30, 2004..............     922,414         0.95             0.10               0.96               73.00
  Year Ended June 30, 2003..............     841,092         0.96             0.29               0.98               48.94
  Year Ended June 30, 2002..............     835,901         0.97             0.15               0.99               37.08
  Year Ended June 30, 2001..............     890,096         0.93             0.19               0.97               59.45
  Year Ended June 30, 2000..............     832,959         0.86             0.24               1.00               70.01
LARGE CAP GROWTH FUND (CLASS I)
  Six Months Ended December 31, 2004
  (Unaudited)...........................   1,587,551         0.99             0.82               1.04               65.25
  Year Ended June 30, 2004..............   1,702,190         0.99             0.00               1.01               46.12
  Year Ended June 30, 2003..............   1,453,774         0.99             0.13               1.13               60.12
  Year Ended June 30, 2002..............   1,540,526         0.97            (0.13)              1.07               69.07
  Year Ended June 30, 2001..............   2,059,004         0.93            (0.38)              1.00               73.36
  Year Ended June 30, 2000..............   3,118,107         0.94             0.12               0.94              123.21
LARGE CAP VALUE FUND (CLASS I)
  Six Months Ended December 31, 2004
  (Unaudited)...........................   1,562,358         0.87             1.65               0.95               71.10
  Year Ended June 30, 2004..............   1,462,956         0.93             1.24               0.95               32.36
  Year Ended June 30, 2003..............   1,176,240         0.97             1.14               0.98               84.63
  Year Ended June 30, 2002..............   1,161,684         0.98             0.67               0.99              125.65
  Year Ended June 30, 2001..............   1,544,504         0.96             0.69               0.96              127.66
  Year Ended June 30, 2000..............   1,474,666         0.96             0.82               0.96              131.95
EQUITY INCOME FUND (CLASS I) (UNAUDITED)
  Six Months Ended December 31, 2004
  (Unaudited)...........................     322,037         0.92             2.02               1.03               44.78
  Year Ended June 30, 2004..............     326,818         0.99             1.61               1.01               14.75
  Year Ended June 30, 2003..............     294,638         0.99             1.84               1.02               16.80
  Year Ended June 30, 2002..............     332,490         0.99             1.39               1.01               17.03
  Year Ended June 30, 2001..............     439,755         0.98             1.25               1.00               13.44
  Year Ended June 30, 2000..............     584,810         0.91             1.44               1.01               15.82

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

 108

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                        INVESTMENT ACTIVITIES:
                                                      ---------------------------     REDEMPTION
                                                                    NET REALIZED    FEES COLLECTED      CAPITAL
                                          NET ASSET      NET       AND UNREALIZED        FROM        CONTRIBUTIONS
                                           VALUE,     INVESTMENT       GAINS          REDEMPTION         FROM        TOTAL FROM
                                          BEGINNING     INCOME     (LOSSES) FROM          OF          INVESTMENT     INVESTMENT
                                          OF PERIOD     (LOSS)      INVESTMENTS      FUND SHARES        ADVISOR      ACTIVITIES
                                          ---------   ----------   --------------   --------------   -------------   ----------
DIVERSIFIED EQUITY FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited)............................   $11.66       $ 0.09         $ 0.60           $  --            $  --         $ 0.69
 Year Ended June 30, 2004...............    10.26         0.08           1.40              --               --           1.48
 Year Ended June 30, 2003...............    10.46         0.07          (0.20)             --               --          (0.13)
 Year Ended June 30, 2002...............    12.95         0.05          (2.45)             --               --          (2.40)
 Year Ended June 30, 2001...............    15.05         0.03          (1.86)             --               --          (1.83)
 Year Ended June 30, 2000...............    15.19         0.03           0.72              --               --           0.75

BALANCED FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited)............................    12.58         0.15           0.49              --               --           0.64
 Year Ended June 30, 2004...............    11.81         0.24           0.79              --               --           1.03
 Year Ended June 30, 2003...............    11.65         0.29           0.16              --               --           0.45
 Year Ended June 30, 2002...............    13.14         0.32          (1.49)             --               --          (1.17)
 Year Ended June 30, 2001...............    13.99         0.36          (0.86)             --               --          (0.50)
 Year Ended June 30, 2000...............    14.13         0.40           0.38              --               --           0.78

EQUITY INDEX FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited)............................    26.06         0.29           1.53              --               --           1.82
 Year Ended June 30, 2004...............    22.26         0.34           3.80              --               --           4.14
 Year Ended June 30, 2003...............    22.60         0.30          (0.34)             --               --          (0.04)
 Year Ended June 30, 2002...............    27.96         0.28          (5.36)             --               --          (5.08)
 Year Ended June 30, 2001...............    33.21         0.27          (5.26)             --               --          (4.99)
 Year Ended June 30, 2000...............    31.79         0.31           1.86              --               --           2.17

MARKET EXPANSION INDEX FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited)............................    10.74         0.03           1.11              --               --           1.14
 Year Ended June 30, 2004...............     8.33         0.06           2.40              --               --           2.46
 Year Ended June 30, 2003...............     8.60         0.03          (0.25)             --               --          (0.22)
 Year Ended June 30, 2002...............     8.82         0.04          (0.19)             --               --          (0.15)
 Year Ended June 30, 2001...............     9.07         0.06           0.70              --               --           0.76
 Year Ended June 30, 2000...............    10.63         0.07           1.15              --             0.02           1.24

TECHNOLOGY FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited)............................     4.48         0.03           0.12              --               --           0.15
 Year Ended June 30, 2004...............     3.74        (0.04)          0.78              --               --           0.74
 Year Ended June 30, 2003...............     3.58        (0.03)          0.19              --               --           0.16
 Year Ended June 30, 2002...............     5.91        (0.05)         (2.28)             --               --          (2.33)
 July 28, 2000 to June 30, 2001(d)......    10.00        (0.04)         (4.05)             --               --          (4.09)

HEALTH SCIENCES FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited)............................    10.98        (0.02)            --              --               --          (0.02)
 Year Ended June 30, 2004...............    10.24        (0.05)          0.79              --               --           0.74
 Year Ended June 30, 2003...............     8.88        (0.04)          1.40              --               --           1.36
 Year Ended June 30, 2002...............    11.71        (0.19)         (2.60)             --               --          (2.79)
 March 23, 2001 to June 30, 2001 (d)....    10.00        (0.02)          1.73              --               --           1.71

MARKET NEUTRAL FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited)............................    10.64        (0.01)          0.07              --               --           0.06
 Year Ended June 30, 2004...............    10.05        (0.04)          0.66              --               --           0.62
 May 23, 2003 to June 30, 2003 (d)......    10.00           --(e)        0.05              --               --           0.05

INTERNATIONAL EQUITY INDEX FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited)............................    17.53         0.07(g)        2.78              --               --           2.85
 Year Ended June 30, 2004...............    13.19         0.22           4.31              --               --           4.53
 Year Ended June 30, 2003...............    14.10         0.19          (1.07)           0.01               --          (0.87)
 Year Ended June 30, 2002...............    16.08         0.13          (1.99)             --               --          (1.86)
 Year Ended June 30, 2001...............    21.65         0.22          (5.55)             --               --          (5.33)
 Year Ended June 30, 2000...............    18.63         0.14           3.22              --               --           3.36

DIVERSIFIED INTERNATIONAL FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited)............................    14.06         0.07           1.98              --               --           2.05
 Year Ended June 30, 2004...............    11.00         0.16           3.01              --               --           3.17
 Year Ended June 30, 2003...............    11.87         0.13          (0.98)           0.01               --          (0.84)
 Year Ended June 30, 2002...............    13.14        (0.02)         (1.13)             --               --          (1.15)
 Year Ended June 30, 2001...............    17.97         0.16          (4.60)             --               --          (4.44)
 Year Ended June 30, 2000...............    15.13         0.11           3.06              --               --           3.17

------------

(a) Annualized.

(b) Not annualized for periods less than one year.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(d) Period from commencement of operations.

(e) Amount is less than $0.01.

(f) Includes dividend expense of 0.46%, 0.88% and 0.98% of average net assets for the periods ended December 31, 2004, June 30, 2004, and June 30, 2003, respectively. The ratio of expense to Average Net Assets excluding dividend expense for securities sold short was 1.25% for each of the periods presented. The Ratio of Expenses to Average Net Assets Without Waivers excluding dividend expense for securities sold short was 1.49%, 1.54% and 1.73% for the periods ended December 31, 2004, June 30, 2004 and June 30, 2003, respectively.

(g) Calculated based upon average shares outstanding.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

--------------------------------------------------------------------------------

                                                    DISTRIBUTIONS:                  NET
                                         -------------------------------------     ASSET                  NET ASSETS,
                                            NET         NET                       VALUE,                      END
                                         INVESTMENT   REALIZED       TOTAL          END        TOTAL       OF PERIOD
                                           INCOME      GAINS     DISTRIBUTIONS   OF PERIOD   RETURN (a)     (000'S)
                                         ----------   --------   -------------   ---------   ----------   -----------
DIVERSIFIED EQUITY FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................   $(0.09)     $   --       $(0.09)       $12.26         5.91%    $1,569,092
  Year Ended June 30, 2004..............    (0.08)         --        (0.08)        11.66        14.44      1,742,208
  Year Ended June 30, 2003..............    (0.07)         --        (0.07)        10.26        (1.12)     1,579,667
  Year Ended June 30, 2002..............    (0.05)      (0.04)       (0.09)        10.46       (18.61)     1,528,790
  Year Ended June 30, 2001..............    (0.03)      (0.24)       (0.27)        12.95       (12.37)     1,742,023
  Year Ended June 30, 2000..............    (0.02)      (0.87)       (0.89)        15.05         5.23      1,895,968

BALANCED FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................    (0.16)         --        (0.16)        13.06         5.14         26,534
  Year Ended June 30, 2004..............    (0.26)         --        (0.26)        12.58         8.80         28,045
  Year Ended June 30, 2003..............    (0.29)         --        (0.29)        11.81         4.06         44,153
  Year Ended June 30, 2002..............    (0.32)         --        (0.32)        11.65        (9.05)        60,442
  Year Ended June 30, 2001..............    (0.35)         --        (0.35)        13.14        (3.61)        84,588
  Year Ended June 30, 2000..............    (0.39)      (0.53)       (0.92)        13.99         5.74        139,496
EQUITY INDEX FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................    (0.29)         --        (0.29)        27.59         7.03      1,594,982
  Year Ended June 30, 2004..............    (0.34)         --        (0.34)        26.06        18.67      1,948,823
  Year Ended June 30, 2003..............    (0.30)         --        (0.30)        22.26        (0.03)     1,737,838
  Year Ended June 30, 2002..............    (0.28)         --        (0.28)        22.60       (18.24)     1,663,601
  Year Ended June 30, 2001..............    (0.26)         --        (0.26)        27.96       (15.05)     1,742,852
  Year Ended June 30, 2000..............    (0.30)      (0.45)       (0.75)        33.21         6.86      1,987,505
MARKET EXPANSION INDEX FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................    (0.04)      (0.18)       (0.22)        11.66        10.58        453,994
  Year Ended June 30, 2004..............    (0.05)         --        (0.05)        10.74        29.54        250,765
  Year Ended June 30, 2003..............    (0.03)      (0.02)       (0.05)         8.33        (2.46)       113,512
  Year Ended June 30, 2002..............    (0.03)      (0.04)       (0.07)         8.60        (1.78)        42,115
  Year Ended June 30, 2001..............    (0.05)      (0.96)       (1.01)         8.82         8.84         31,337
  Year Ended June 30, 2000..............    (0.07)      (2.73)       (2.80)         9.07        14.30         28,699
TECHNOLOGY FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................       --          --           --          4.63         3.35          4,225
  Year Ended June 30, 2004..............       --          --           --          4.48        19.79          4,040
  Year Ended June 30, 2003..............       --          --           --          3.74         4.47          3,647
  Year Ended June 30, 2002..............       --          --           --          3.58       (39.42)         2,524
  July 28, 2000 to June 30, 2001(d).....       --          --           --          5.91        40.90          3,509
HEALTH SCIENCES FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................       --          --           --         10.96        (0.18)           524
  Year Ended June 30, 2004..............       --          --           --         10.98         7.23            413
  Year Ended June 30, 2003..............       --          --           --         10.24        15.32            202
  Year Ended June 30, 2002..............       --       (0.04)       (0.04)         8.88       (23.92)           276
  March 23, 2001 to June 30, 2001 (d)...       --          --           --         11.71        17.10          1,080
MARKET NEUTRAL FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................       --       (0.12)       (0.12)        10.58         0.60        836,936
  Year Ended June 30, 2004..............       --       (0.03)       (0.03)        10.64         6.13        629,820
  May 23, 2003 to June 30, 2003 (d).....       --          --           --         10.05         0.50        196,513
INTERNATIONAL EQUITY INDEX FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................    (0.35)         --        (0.35)        20.03        16.24        922,198
  Year Ended June 30, 2004..............    (0.19)         --        (0.19)        17.53        34.38        798,323
  Year Ended June 30, 2003..............    (0.04)         --        (0.04)        13.19        (6.12)       560,910
  Year Ended June 30, 2002..............    (0.12)         --        (0.12)        14.10       (11.55)       564,207
  Year Ended June 30, 2001..............    (0.19)      (0.05)       (0.24)        16.08       (24.77)       639,028
  Year Ended June 30, 2000..............    (0.05)      (0.29)       (0.34)        21.65        18.09        795,657
DIVERSIFIED INTERNATIONAL FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................    (0.26)         --        (0.26)        15.85        14.55      1,141,233
  Year Ended June 30, 2004..............    (0.11)         --        (0.11)        14.06        28.88      1,050,794
  Year Ended June 30, 2003..............    (0.03)         --        (0.03)        11.00        (7.02)       807,349
  Year Ended June 30, 2002..............    (0.12)         --        (0.12)        11.87        (8.75)       795,180
  Year Ended June 30, 2001..............    (0.09)      (0.30)       (0.39)        13.14       (25.13)       790,431
  Year Ended June 30, 2000..............    (0.15)      (0.18)       (0.33)        17.97        20.97        851,758

                                                               RATIOS/SUPPLEMENTARY DATA:
                                          --------------------------------------------------------------------
                                                              RATIO OF           RATIO OF
                                             RATIO OF      NET INVESTMENT        EXPENSES
                                             EXPENSES        INCOME TO          TO AVERAGE
                                            TO AVERAGE        AVERAGE           NET ASSETS         PORTFOLIO
                                          NET ASSETS (b)   NET ASSETS (b)   WITHOUT WAIVERS (b)   TURNOVER (c)
                                          --------------   --------------   -------------------   ------------
DIVERSIFIED EQUITY FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................       0.88%            1.42%              0.96%              66.03%
  Year Ended June 30, 2004..............       0.93             0.72               0.94               26.55
  Year Ended June 30, 2003..............       0.98             0.79               0.99               26.95
  Year Ended June 30, 2002..............       0.98             0.46               0.99               14.29
  Year Ended June 30, 2001..............       0.95             0.26               0.96               21.92
  Year Ended June 30, 2000..............       0.95             0.20               0.95               37.98
BALANCED FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................       0.89             2.45               1.01               38.32
  Year Ended June 30, 2004..............       0.89             2.03               1.04               33.28
  Year Ended June 30, 2003..............       0.89             2.57               1.04               26.30
  Year Ended June 30, 2002..............       0.89             2.52               1.04               24.92
  Year Ended June 30, 2001..............       0.89             2.56               1.01               37.61
  Year Ended June 30, 2000..............       0.88             2.81               0.98               57.08
EQUITY INDEX FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................       0.30             2.12               0.57                4.93
  Year Ended June 30, 2004..............       0.35             1.37               0.54                4.65
  Year Ended June 30, 2003..............       0.35             1.46               0.60                6.74
  Year Ended June 30, 2002..............       0.35             1.10               0.60                6.68
  Year Ended June 30, 2001..............       0.35             0.89               0.58                9.72
  Year Ended June 30, 2000..............       0.35             0.95               0.57                7.89
MARKET EXPANSION INDEX FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................       0.47             0.74               0.63               36.06
  Year Ended June 30, 2004..............       0.52             0.60               0.68               51.51
  Year Ended June 30, 2003..............       0.57             0.59               0.82               53.51
  Year Ended June 30, 2002..............       0.57             0.44               0.90               73.63
  Year Ended June 30, 2001..............       0.57             0.61               0.85               36.68
  Year Ended June 30, 2000..............       0.57             0.72               0.95               64.29
TECHNOLOGY FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................       1.30             1.46               2.00               27.61
  Year Ended June 30, 2004..............       1.30            (0.90)              2.04               16.85
  Year Ended June 30, 2003..............       1.30            (0.91)              2.23               29.13
  Year Ended June 30, 2002..............       1.30            (1.03)              2.20               33.74
  July 28, 2000 to June 30, 2001(d).....       1.30            (0.98)              2.14               76.53
HEALTH SCIENCES FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................       1.35            (0.30)              1.81               71.12
  Year Ended June 30, 2004..............       1.35            (0.53)              1.84               47.28
  Year Ended June 30, 2003..............       1.35            (0.34)              2.20              106.72
  Year Ended June 30, 2002..............       1.35            (0.61)              2.37               67.68
  March 23, 2001 to June 30, 2001 (d)...       1.35            (0.51)              5.10                2.34
MARKET NEUTRAL FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................       1.71(f)          0.14               1.95(f)            97.21
  Year Ended June 30, 2004..............       2.13(f)         (0.63)              2.42(f)           256.52
  May 23, 2003 to June 30, 2003 (d).....       2.23(f)         (0.16)              2.71(f)             0.00
INTERNATIONAL EQUITY INDEX FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................       0.81             0.70               0.81                5.52
  Year Ended June 30, 2004..............       0.80             1.46               0.82               12.69
  Year Ended June 30, 2003..............       0.84             1.59               0.86               11.72
  Year Ended June 30, 2002..............       0.87             0.79               0.87               13.60
  Year Ended June 30, 2001..............       0.83             1.21               0.85                6.75
  Year Ended June 30, 2000..............       0.86             0.66               0.86               13.85
DIVERSIFIED INTERNATIONAL FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................       1.05             0.77               1.06               44.01
  Year Ended June 30, 2004..............       1.04             1.22               1.06               50.51
  Year Ended June 30, 2003..............       1.08             1.37               1.15               94.26
  Year Ended June 30, 2002..............       1.05             0.73               1.11              266.10
  Year Ended June 30, 2001..............       1.05             1.18               1.07               29.92
  Year Ended June 30, 2000..............       1.05             0.62               1.08               17.05

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

 110

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                               INVESTMENT ACTIVITIES:
                                                      ----------------------------------------
                                                                    NET REALIZED
                                             NET                        AND
                                            ASSET        NET         UNREALIZED
                                           VALUE,     INVESTMENT       GAINS        TOTAL FROM
                                          BEGINNING     INCOME     (LOSSES) FROM    INVESTMENT
                                          OF PERIOD     (LOSS)      INVESTMENTS     ACTIVITIES
                                          ---------   ----------   --------------   ----------
SMALL CAP GROWTH FUND (CLASS A)
 Six Months Ended December 31, 2004
   (Unaudited)..........................   $11.73       $(0.05)        $ 1.16         $ 1.11
 Year Ended June 30, 2004...............     8.76        (0.07)          3.04           2.97
 Year Ended June 30, 2003...............     9.14        (0.05)         (0.33)         (0.38)
 Year Ended June 30, 2002...............    10.39        (0.08)         (1.17)         (1.25)
 Year Ended June 30, 2001...............    12.91        (0.10)         (1.03)         (1.13)
 Year Ended June 30, 2000...............    10.61        (0.01)          3.19           3.18
SMALL CAP VALUE FUND (CLASS A)
 Six Months Ended December 31, 2004
   (Unaudited)..........................    24.38         0.06           2.48           2.54
 Year Ended June 30, 2004...............    18.05         0.02           6.33           6.35
 Year Ended June 30, 2003...............    20.81         0.07          (1.78)         (1.71)
 Year Ended June 30, 2002...............    19.20         0.09           2.73           2.82
 Year Ended June 30, 2001...............    13.52         0.22           5.64           5.86
 Year Ended June 30, 2000...............    14.04         0.03          (0.45)         (0.42)
MID CAP GROWTH FUND (CLASS A)
 Six Months Ended December 31, 2004
   (Unaudited)..........................    21.84        (0.08)          1.55           1.47
 Year Ended June 30, 2004...............    18.15        (0.14)          3.83           3.69
 Year Ended June 30, 2003...............    18.24        (0.09)          0.00          (0.09)
 Year Ended June 30, 2002...............    21.64        (0.14)         (3.19)         (3.33)
 Year Ended June 30, 2001...............    29.23        (0.19)         (3.08)         (3.27)
 Year Ended June 30, 2000...............    25.02        (0.11)          8.40           8.29
MID CAP VALUE (CLASS A)
 Six Months Ended December 31, 2004
   (Unaudited)..........................    17.41         0.05           1.39           1.44
 Year Ended June 30, 2004...............    13.54         0.06           3.87           3.93
 Year Ended June 30, 2003...............    15.39         0.05          (1.14)         (1.09)
 Year Ended June 30, 2002...............    16.80         0.05          (0.05)            --
 Year Ended June 30, 2001...............    13.48         0.08           4.00           4.08
 Year Ended June 30, 2000...............    14.93         0.09          (0.15)         (0.06)
DIVERSIFIED MID CAP FUND (CLASS A)
 Six Months Ended December 31, 2004
   (Unaudited)..........................    18.65        (0.01)          1.75           1.74
 Year Ended June 30, 2004...............    15.30        (0.03)          3.38           3.35
 Year Ended June 30, 2003...............    15.84         0.01          (0.54)         (0.53)
 Year Ended June 30, 2002...............    18.25        (0.02)         (1.51)         (1.53)
 Year Ended June 30, 2001...............    21.50        (0.01)          1.31           1.30
 Year Ended June 30, 2000...............    21.96        (0.01)          2.58           2.57
LARGE CAP GROWTH FUND (CLASS A)
 Six Months Ended December 31, 2004
   (Unaudited)..........................    14.82         0.04           0.62           0.66
 Year Ended June 30, 2004...............    12.93        (0.04)          1.93           1.89
 Year Ended June 30, 2003...............    12.62        (0.01)          0.32           0.31
 Year Ended June 30, 2002...............    17.57        (0.06)         (4.89)         (4.95)
 Year Ended June 30, 2001...............    27.42        (0.14)         (8.81)         (8.95)
 Year Ended June 30, 2000...............    26.86        (0.07)          3.97           3.90
LARGE CAP VALUE FUND (CLASS A)
 Six Months Ended December 31, 2004
   (Unaudited)..........................    14.47         0.10           1.50           1.60
 Year Ended June 30, 2004...............    12.16         0.13           2.31           2.44
 Year Ended June 30, 2003...............    12.87         0.10          (0.71)         (0.61)
 Year Ended June 30, 2002...............    16.28         0.06          (3.25)         (3.19)
 Year Ended June 30, 2001...............    15.61         0.07           1.07           1.14
 Year Ended June 30, 2000...............    18.24         0.09          (1.14)         (1.05)
EQUITY INCOME FUND (CLASS A)
 Six Months Ended December 31, 2004
   (Unaudited)..........................    16.60         0.15           1.08           1.23
 Year Ended June 30, 2004...............    15.00         0.21           2.12           2.33
 Year Ended June 30, 2003...............    16.30         0.22          (0.82)         (0.60)
 Year Ended June 30, 2002...............    19.36         0.20          (2.00)         (1.80)
 Year Ended June 30, 2001...............    21.19         0.20           0.69           0.89
 Year Ended June 30, 2000...............    24.45         0.25          (2.31)         (2.06)

------------
(a) Not annualized for periods less than one year.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(d) Amount is less than $0.01.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

--------------------------------------------------------------------------------

                                                    DISTRIBUTIONS:                  NET                       NET
                                         -------------------------------------     ASSET                    ASSETS,
                                            NET         NET                       VALUE,                      END
                                         INVESTMENT   REALIZED       TOTAL          END        TOTAL       OF PERIOD
                                           INCOME      GAINS     DISTRIBUTIONS   OF PERIOD   RETURN (a)     (000'S)
                                         ----------   --------   -------------   ---------   ----------   -----------
SMALL CAP GROWTH FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................   $   --      $(0.06)      $(0.06)       $12.78         9.45%     $101,685
  Year Ended June 30, 2004..............       --          --           --         11.73        33.90        81,501
  Year Ended June 30, 2003..............       --          --           --          8.76        (4.16)       57,896
  Year Ended June 30, 2002..............       --          --           --          9.14       (12.03)       52,918
  Year Ended June 30, 2001..............       --       (1.39)       (1.39)        10.39        (9.21)       56,221
  Year Ended June 30, 2000..............       --       (0.88)       (0.88)        12.91        31.79        71,858
SMALL CAP VALUE FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................    (0.05)      (2.18)       (2.23)        24.69        10.54       157,545
  Year Ended June 30, 2004..............    (0.02)         --        (0.02)        24.38        35.21       152,126
  Year Ended June 30, 2003..............    (0.07)      (0.98)       (1.05)        18.05        (7.72)       93,133
  Year Ended June 30, 2002..............    (0.09)      (1.12)       (1.21)        20.81        15.50        96,595
  Year Ended June 30, 2001..............    (0.18)         --        (0.18)        19.20        43.55        40,634
  Year Ended June 30, 2000..............    (0.10)         --        (0.10)        13.52        (2.94)       14,725
MID CAP GROWTH FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................       --          --           --         23.31         6.73       508,245
  Year Ended June 30, 2004..............       --          --           --         21.84        20.33       544,217
  Year Ended June 30, 2003..............       --          --           --         18.15        (0.49)      409,354
  Year Ended June 30, 2002..............       --       (0.07)       (0.07)        18.24       (15.41)      336,995
  Year Ended June 30, 2001..............       --       (4.32)       (4.32)        21.64       (13.77)      338,797
  Year Ended June 30, 2000..............       --       (4.08)       (4.08)        29.23        36.25       343,284
MID CAP VALUE (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................    (0.06)      (0.55)       (0.61)        18.24         8.33       242,165
  Year Ended June 30, 2004..............    (0.06)         --        (0.06)        17.41        29.06       231,511
  Year Ended June 30, 2003..............    (0.05)      (0.71)       (0.76)        13.54        (6.68)      175,561
  Year Ended June 30, 2002..............    (0.05)      (1.36)       (1.41)        15.39           --       178,569
  Year Ended June 30, 2001..............    (0.08)      (0.68)       (0.76)        16.80        31.30       124,248
  Year Ended June 30, 2000..............    (0.09)      (1.30)       (1.39)        13.48         0.05        88,721
DIVERSIFIED MID CAP FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................       --(d)    (1.09)       (1.09)        19.30         9.42       127,938
  Year Ended June 30, 2004..............       --(d)       --           --(d)      18.65        21.90       126,772
  Year Ended June 30, 2003..............    (0.01)         --        (0.01)        15.30        (3.37)      115,500
  Year Ended June 30, 2002..............       --       (0.88)       (0.88)        15.84        (8.62)      149,373
  Year Ended June 30, 2001..............       --(d)    (4.55)       (4.55)        18.25         5.91       177,665
  Year Ended June 30, 2000..............    (0.02)      (3.01)       (3.03)        21.50        13.74       217,623
LARGE CAP GROWTH FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................    (0.03)         --        (0.03)        15.45         4.45       251,526
  Year Ended June 30, 2004..............       --          --           --         14.82        14.62       262,069
  Year Ended June 30, 2003..............       --          --           --         12.93         2.46       242,656
  Year Ended June 30, 2002..............       --          --           --         12.62       (28.17)      247,732
  Year Ended June 30, 2001..............       --       (0.90)       (0.90)        17.57       (33.72)      412,205
  Year Ended June 30, 2000..............       --       (3.34)       (3.34)        27.42        14.99       662,088
LARGE CAP VALUE FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................    (0.10)         --        (0.10)        15.97        11.12        62,838
  Year Ended June 30, 2004..............    (0.13)         --        (0.13)        14.47        20.14        64,318
  Year Ended June 30, 2003..............    (0.10)         --        (0.10)        12.16        (4.67)       37,205
  Year Ended June 30, 2002..............    (0.05)      (0.17)       (0.22)        12.87       (19.74)       39,546
  Year Ended June 30, 2001..............    (0.08)      (0.39)       (0.47)        16.28         7.30        77,476
  Year Ended June 30, 2000..............    (0.09)      (1.49)       (1.58)        15.61        (6.06)       45,190
EQUITY INCOME FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................    (0.15)      (2.46)       (2.61)        15.22         7.64        94,986
  Year Ended June 30, 2004..............    (0.21)      (0.52)       (0.73)        16.60        15.93        89,123
  Year Ended June 30, 2003..............    (0.22)      (0.48)       (0.70)        15.00        (3.32)       86,098
  Year Ended June 30, 2002..............    (0.20)      (1.06)       (1.26)        16.30        (9.89)       95,276
  Year Ended June 30, 2001..............    (0.20)      (2.52)       (2.72)        19.36         4.02        94,379
  Year Ended June 30, 2000..............    (0.26)      (0.94)       (1.20)        21.19        (8.61)      102,783

                                                               RATIOS/SUPPLEMENTARY DATA:
                                          --------------------------------------------------------------------
                                                              RATIO OF           RATIO OF
                                             RATIO OF      NET INVESTMENT        EXPENSES
                                             EXPENSES        INCOME TO          TO AVERAGE
                                            TO AVERAGE        AVERAGE           NET ASSETS         PORTFOLIO
                                          NET ASSETS (b)   NET ASSETS (b)   WITHOUT WAIVERS (b)   TURNOVER (c)
                                          --------------   --------------   -------------------   ------------
SMALL CAP GROWTH FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................       1.30%            (0.79)%            1.35%              71.71%
  Year Ended June 30, 2004..............       1.24             (0.72)             1.34               62.46
  Year Ended June 30, 2003..............       1.28             (0.70)             1.39               94.54
  Year Ended June 30, 2002..............       1.30             (0.90)             1.41              119.33
  Year Ended June 30, 2001..............       1.29             (0.83)             1.40              157.71
  Year Ended June 30, 2000..............       1.30             (0.48)             1.41              163.03
SMALL CAP VALUE FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................       1.23              0.46              1.34               17.26
  Year Ended June 30, 2004..............       1.23              0.10              1.35               40.60
  Year Ended June 30, 2003..............       1.25              0.46              1.37               45.70
  Year Ended June 30, 2002..............       1.23              0.48              1.35               39.91
  Year Ended June 30, 2001..............       1.21              1.07              1.33               74.81
  Year Ended June 30, 2000..............       1.18              0.60              1.40              146.46
MID CAP GROWTH FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................       1.25             (0.74)             1.36               60.78
  Year Ended June 30, 2004..............       1.22             (0.69)             1.33               47.66
  Year Ended June 30, 2003..............       1.24             (0.65)             1.41               70.87
  Year Ended June 30, 2002..............       1.24             (0.82)             1.42               83.02
  Year Ended June 30, 2001..............       1.24             (0.85)             1.37              127.02
  Year Ended June 30, 2000..............       1.24             (0.64)             1.34              181.78
MID CAP VALUE (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................       1.21              0.68              1.32               46.18
  Year Ended June 30, 2004..............       1.19              0.40              1.31               23.90
  Year Ended June 30, 2003..............       1.24              0.39              1.35               99.39
  Year Ended June 30, 2002..............       1.22              0.32              1.33              101.29
  Year Ended June 30, 2001..............       1.21              0.51              1.32              127.06
  Year Ended June 30, 2000..............       1.22              0.67              1.34              110.43
DIVERSIFIED MID CAP FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................       1.20             (0.04)             1.25               60.92
  Year Ended June 30, 2004..............       1.20             (0.15)             1.31               73.00
  Year Ended June 30, 2003..............       1.22              0.03              1.33               48.94
  Year Ended June 30, 2002..............       1.22             (0.10)             1.34               37.08
  Year Ended June 30, 2001..............       1.18             (0.06)             1.32               59.45
  Year Ended June 30, 2000..............       1.11             (0.01)             1.35               70.01
LARGE CAP GROWTH FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................       1.24              0.56              1.33               65.25
  Year Ended June 30, 2004..............       1.24             (0.25)             1.36               46.12
  Year Ended June 30, 2003..............       1.24             (0.13)             1.48               60.12
  Year Ended June 30, 2002..............       1.22             (0.37)             1.42               69.07
  Year Ended June 30, 2001..............       1.18             (0.63)             1.35               73.36
  Year Ended June 30, 2000..............       1.19             (0.38)             1.29              123.21
LARGE CAP VALUE FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................       1.12              1.38              1.30               71.10
  Year Ended June 30, 2004..............       1.18              1.01              1.29               32.36
  Year Ended June 30, 2003..............       1.22              0.87              1.33               84.63
  Year Ended June 30, 2002..............       1.23              0.43              1.34              125.65
  Year Ended June 30, 2001..............       1.21              0.44              1.31              127.66
  Year Ended June 30, 2000..............       1.21              0.56              1.31              131.95
EQUITY INCOME FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................       1.17              1.77              1.32               44.78
  Year Ended June 30, 2004..............       1.24              1.36              1.36               14.75
  Year Ended June 30, 2003..............       1.24              1.58              1.37               16.80
  Year Ended June 30, 2002..............       1.24              1.12              1.36               17.03
  Year Ended June 30, 2001..............       1.23              1.00              1.35               13.44
  Year Ended June 30, 2000..............       1.16              1.17              1.35               15.82

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

 112

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                        INVESTMENT ACTIVITIES:
                                                      ---------------------------
                                                                    NET REALIZED      REDEMPTION
                                             NET                        AND         FEES COLLECTED      CAPITAL
                                            ASSET        NET         UNREALIZED          FROM        CONTRIBUTIONS
                                           VALUE,     INVESTMENT       GAINS          REDEMPTION         FROM        TOTAL FROM
                                          BEGINNING     INCOME     (LOSSES) FROM          OF          INVESTMENT     INVESTMENT
                                          OF PERIOD     (LOSS)      INVESTMENTS      FUND SHARES      ACTIVITIES     ACTIVITIES
                                          ---------   ----------   --------------   --------------   -------------   ----------
DIVERSIFIED EQUITY FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited)............................   $11.62       $ 0.07         $ 0.59           $  --            $  --         $ 0.66
 Year Ended June 30, 2004...............    10.22         0.05           1.40              --               --           1.45
 Year Ended June 30, 2003...............    10.42         0.05          (0.20)             --               --          (0.15)
 Year Ended June 30, 2002...............    12.91         0.02          (2.45)             --               --          (2.43)
 Year Ended June 30, 2001...............    15.00           --          (1.84)             --               --          (1.84)
 Year Ended June 30, 2000...............    15.16           --           0.72              --               --           0.72

BALANCED FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited)............................    12.59         0.14           0.48              --               --           0.62
 Year Ended June 30, 2004...............    11.82         0.22           0.78              --               --           1.00
 Year Ended June 30, 2003...............    11.66         0.25           0.17              --               --           0.42
 Year Ended June 30, 2002...............    13.14         0.29          (1.48)             --               --          (1.19)
 Year Ended June 30, 2001...............    14.00         0.31          (0.85)             --               --          (0.54)
 Year Ended June 30, 2000...............    14.14         0.34           0.40              --               --           0.74

EQUITY INDEX FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited)............................    26.06         0.26           1.53              --               --           1.79
 Year Ended June 30, 2004...............    22.26         0.28           3.80              --               --           4.08
 Year Ended June 30, 2003...............    22.60         0.25          (0.34)             --               --          (0.09)
 Year Ended June 30, 2002...............    27.96         0.23          (5.37)             --               --          (5.14)
 Year Ended June 30, 2001...............    33.20         0.20          (5.25)             --               --          (5.05)
 Year Ended June 30, 2000...............    31.78         0.22           1.87              --               --           2.09

MARKET EXPANSION INDEX FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited)............................    10.72         0.02           1.10              --               --           1.12
 Year Ended June 30, 2004...............     8.32         0.03           2.39              --               --           2.42
 Year Ended June 30, 2003...............     8.58         0.02          (0.25)             --               --          (0.23)
 Year Ended June 30, 2002...............     8.81         0.01          (0.19)             --               --          (0.18)
 Year Ended June 30, 2001...............     9.06         0.03           0.71              --               --           0.74
 Year Ended June 30, 2000...............    10.63         0.05           1.14              --             0.02           1.21

TECHNOLOGY FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited)............................     4.44         0.02           0.12              --               --           0.14
 Year Ended June 30, 2004...............     3.72        (0.05)          0.77              --               --           0.72
 Year Ended June 30, 2003...............     3.56        (0.04)          0.20              --               --           0.16
 Year Ended June 30, 2002...............     5.89        (0.06)         (2.27)             --               --          (2.33)
 July 28, 2000 to June 30, 2001 (d).....    10.00        (0.08)         (4.03)             --               --          (4.11)

HEALTH SCIENCES FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited)............................    10.90        (0.02)         (0.01)             --               --          (0.03)
 Year Ended June 30, 2004...............    10.19        (0.07)          0.78              --               --           0.71
 Year Ended June 30, 2003...............     8.84        (0.05)          1.40              --               --           1.35
 Year Ended June 30, 2002...............    11.70        (0.07)         (2.75)             --               --          (2.82)
 March 23, 2001 to June 30, 2001 (d)....    10.00        (0.02)          1.72              --               --           1.70

MARKET NEUTRAL FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited)............................    10.61        (0.01)          0.06              --               --           0.05
 Year Ended June 30, 2004...............    10.05        (0.05)          0.64              --               --           0.59
 May 23, 2003 to June 30, 2003 (d)......    10.00           --(e)        0.05              --               --           0.05

INTERNATIONAL EQUITY INDEX FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited)............................    17.46         0.04(g)        2.77              --               --           2.81
 Year Ended June 30, 2004...............    13.14         0.18           4.29              --               --           4.47
 Year Ended June 30, 2003...............    14.08         0.15          (1.07)           0.01               --          (0.91)
 Year Ended June 30, 2002...............    16.08         0.10          (2.00)             --               --          (1.90)
 Year Ended June 30, 2001...............    21.66         0.25          (5.65)             --               --          (5.40)
 Year Ended June 30, 2000...............    18.68         0.11           3.16              --               --           3.27

DIVERSIFIED INTERNATIONAL FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited)............................    13.99         0.05           1.97              --               --           2.02
 Year Ended June 30, 2004...............    10.95         0.13           3.00              --               --           3.13
 Year Ended June 30, 2003...............    11.83         0.10          (0.97)           0.01               --          (0.86)
 Year Ended June 30, 2002...............    13.11        (0.04)         (1.13)             --               --          (1.17)
 Year Ended June 30, 2001...............    17.90         0.12          (4.57)             --               --          (4.45)
 Year Ended June 30, 2000...............    15.08         0.05           3.07              --               --           3.12

------------

(a) Not annualized for periods less than one year.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(d) Period from commencement of operations.

(e) Amount is less than $0.01.

(f) Includes dividend expense of 0.46%, 0.88% and 0.98% of average net assets for the periods ended December 31, 2004, June 30, 2004, and June 30, 2003, respectively. The ratio of expense to Average Net Assets excluding dividend expense for securities sold short was 1.50% for each of the periods presented. The Ratio of Expenses to Average Net Assets Without Waivers excluding dividend expense for securities sold short was 1.84%, 1.85% and 2.07% for the periods ended December 31, 2004, June 30, 2004 and June 30, 2003, respectively.

(g) Calculated based upon average shares outstanding.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

--------------------------------------------------------------------------------

                                                    DISTRIBUTIONS:                  NET
                                         -------------------------------------     ASSET
                                            NET         NET                       VALUE,
                                         INVESTMENT   REALIZED       TOTAL          END        TOTAL
                                           INCOME      GAINS     DISTRIBUTIONS   OF PERIOD   RETURN (a)
                                         ----------   --------   -------------   ---------   ----------

DIVERSIFIED EQUITY FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................   $(0.07)     $   --       $(0.07)       $12.21         5.71%
  Year Ended June 30, 2004..............    (0.05)         --        (0.05)        11.62        14.21
  Year Ended June 30, 2003..............    (0.05)         --        (0.05)        10.22        (1.39)
  Year Ended June 30, 2002..............    (0.02)      (0.04)       (0.06)        10.42       (18.87)
  Year Ended June 30, 2001..............    (0.01)      (0.24)       (0.25)        12.91       (12.52)
  Year Ended June 30, 2000..............    (0.01)      (0.87)       (0.88)        15.00         4.97

BALANCED FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................    (0.14)         --        (0.14)        13.07         5.00
  Year Ended June 30, 2004..............    (0.23)         --        (0.23)        12.59         8.52
  Year Ended June 30, 2003..............    (0.26)         --        (0.26)        11.82         3.80
  Year Ended June 30, 2002..............    (0.29)         --        (0.29)        11.66        (9.20)
  Year Ended June 30, 2001..............    (0.32)         --        (0.32)        13.14        (3.92)
  Year Ended June 30, 2000..............    (0.35)      (0.53)       (0.88)        14.00         5.48

EQUITY INDEX FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................    (0.26)         --        (0.26)        27.59         6.90
  Year Ended June 30, 2004..............    (0.28)         --        (0.28)        26.06        18.38
  Year Ended June 30, 2003..............    (0.25)         --        (0.25)        22.26        (0.28)
  Year Ended June 30, 2002..............    (0.22)         --        (0.22)        22.60       (18.46)
  Year Ended June 30, 2001..............    (0.19)         --        (0.19)        27.96       (15.25)
  Year Ended June 30, 2000..............    (0.22)      (0.45)       (0.67)        33.20         6.61

MARKET EXPANSION INDEX FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................    (0.02)      (0.18)       (0.20)        11.64        10.47
  Year Ended June 30, 2004..............    (0.02)         --        (0.02)        10.72        29.16
  Year Ended June 30, 2003..............    (0.01)      (0.02)       (0.03)         8.32        (2.58)
  Year Ended June 30, 2002..............    (0.01)      (0.04)       (0.05)         8.58        (2.11)
  Year Ended June 30, 2001..............    (0.03)      (0.96)       (0.99)         8.81         8.59
  Year Ended June 30, 2000..............    (0.05)      (2.73)       (2.78)         9.06        13.93

TECHNOLOGY FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................       --          --           --          4.58         3.15
  Year Ended June 30, 2004..............       --          --           --          4.44        19.35
  Year Ended June 30, 2003..............       --          --           --          3.72         4.49
  Year Ended June 30, 2002..............       --          --           --          3.56       (39.56)
  July 28, 2000 to June 30, 2001 (d)....       --          --           --          5.89        41.10

HEALTH SCIENCES FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................       --          --           --         10.87        (0.28)
  Year Ended June 30, 2004..............       --          --           --         10.90         6.97
  Year Ended June 30, 2003..............       --          --           --         10.19        15.27
  Year Ended June 30, 2002..............       --       (0.04)       (0.04)         8.84       (24.19)
  March 23, 2001 to June 30, 2001 (d)...       --          --           --         11.70        17.00

MARKET NEUTRAL FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................       --       (0.12)       (0.12)        10.54         0.51
  Year Ended June 30, 2004..............       --       (0.03)       (0.03)        10.61         5.83
  May 23, 2003 to June 30, 2003 (d).....       --          --           --         10.05         0.50

INTERNATIONAL EQUITY INDEX FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................    (0.30)         --        (0.30)        19.97        16.12
  Year Ended June 30, 2004..............    (0.15)         --        (0.15)        17.46        34.11
  Year Ended June 30, 2003..............    (0.03)         --        (0.03)        13.14        (6.47)
  Year Ended June 30, 2002..............    (0.10)         --        (0.10)        14.08       (11.79)
  Year Ended June 30, 2001..............    (0.13)      (0.05)       (0.18)        16.08       (25.05)
  Year Ended June 30, 2000..............       --(e)    (0.29)       (0.29)        21.66        17.58

DIVERSIFIED INTERNATIONAL FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................    (0.22)         --        (0.22)        15.79        14.43
  Year Ended June 30, 2004..............    (0.09)         --        (0.09)        13.99        28.59
  Year Ended June 30, 2003..............    (0.02)         --        (0.02)        10.95        (7.26)
  Year Ended June 30, 2002..............    (0.11)         --        (0.11)        11.83        (8.96)
  Year Ended June 30, 2001..............    (0.04)      (0.30)       (0.34)        13.11       (25.25)
  Year Ended June 30, 2000..............    (0.12)      (0.18)       (0.30)        17.90        20.66

                                                               RATIOS/SUPPLEMENTAL DATA:
                                          -------------------------------------------------------------------
                                              NET                           RATIO OF           RATIO OF
                                            ASSETS,        RATIO OF      NET INVESTMENT        EXPENSES
                                              END          EXPENSES        INCOME TO          TO AVERAGE
                                           OF PERIOD      TO AVERAGE        AVERAGE           NET ASSETS         PORTFOLIO
                                            (000'S)     NET ASSETS (b)   NET ASSETS (b)   WITHOUT WAIVERS (b)   TURNOVER (c)
                                          -----------   --------------   --------------   -------------------   ------------
DIVERSIFIED EQUITY FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................   $144,373          1.13%            1.16%              1.31%              66.03%
  Year Ended June 30, 2004..............    154,895          1.18             0.47               1.29               26.55
  Year Ended June 30, 2003..............    162,458          1.23             0.54               1.34               26.95
  Year Ended June 30, 2002..............    193,278          1.23             0.21               1.34               14.29
  Year Ended June 30, 2001..............    232,969          1.20             0.01               1.31               21.92
  Year Ended June 30, 2000..............    298,378          1.20            (0.05)              1.30               37.98
BALANCED FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................    116,343          1.14             2.21               1.39               38.32
  Year Ended June 30, 2004..............    115,370          1.14             1.78               1.39               33.28
  Year Ended June 30, 2003..............    105,920          1.14             2.30               1.39               26.30
  Year Ended June 30, 2002..............    112,233          1.14             2.27               1.39               24.92
  Year Ended June 30, 2001..............    129,984          1.14             2.31               1.36               37.61
  Year Ended June 30, 2000..............    135,367          1.13             2.53               1.34               57.08
EQUITY INDEX FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................    423,426          0.56             1.85               0.92                4.93
  Year Ended June 30, 2004..............    487,351          0.60             1.11               0.89                4.65
  Year Ended June 30, 2003..............    423,696          0.60             1.21               0.95                6.74
  Year Ended June 30, 2002..............    452,983          0.60             0.85               0.95                6.68
  Year Ended June 30, 2001..............    728,675          0.60             0.64               0.93                9.72
  Year Ended June 30, 2000..............    903,371          0.60             0.69               0.92                7.89
MARKET EXPANSION INDEX FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................     52,228          0.72             0.48               0.98               36.06
  Year Ended June 30, 2004..............     38,952          0.77             0.35               1.03               51.51
  Year Ended June 30, 2003..............     16,565          0.82             0.35               1.19               53.51
  Year Ended June 30, 2002..............     11,047          0.82             0.18               1.23               73.63
  Year Ended June 30, 2001..............      3,808          0.82             0.34               1.20               36.68
  Year Ended June 30, 2000..............      2,066          0.82             0.51               1.28               64.29
TECHNOLOGY FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................     18,726          1.55             1.15               2.35               27.61
  Year Ended June 30, 2004..............     19,801          1.55            (1.14)              2.38               16.85
  Year Ended June 30, 2003..............     17,844          1.55            (1.16)              2.61               29.13
  Year Ended June 30, 2002..............     18,643          1.55            (1.28)              2.55               33.74
  July 28, 2000 to June 30, 2001 (d)....     33,349          1.53             1.21               2.28               76.53
HEALTH SCIENCES FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................     10,207          1.60            (0.59)              2.16               71.12
  Year Ended June 30, 2004..............     11,592          1.60            (0.79)              2.22               47.28
  Year Ended June 30, 2003..............      8,300          1.60            (0.56)              2.49              106.72
  Year Ended June 30, 2002..............      7,705          1.60            (0.88)              2.48               67.68
  March 23, 2001 to June 30, 2001 (d)...      5,016          1.60            (0.86)              6.19                2.34
MARKET NEUTRAL FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................    138,628          1.96(f)         (0.11)              2.30(f)            97.21
  Year Ended June 30, 2004..............    114,731          2.38(f)         (0.88)              2.73(f)           256.52
  May 23, 2003 to June 30, 2003 (d).....     25,478          2.48(f)         (0.42)              3.05(f)             0.00
INTERNATIONAL EQUITY INDEX FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................     46,398          1.06             0.99               1.17                5.52
  Year Ended June 30, 2004..............     39,216          1.05             1.28               1.17               12.69
  Year Ended June 30, 2003..............     26,090          1.09             1.26               1.21               11.72
  Year Ended June 30, 2002..............     30,981          1.12             0.54               1.22               13.60
  Year Ended June 30, 2001..............     30,002          1.08             0.80               1.20                6.75
  Year Ended June 30, 2000..............     67,967          1.11             0.51               1.21               13.85
DIVERSIFIED INTERNATIONAL FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................     37,679          1.30             0.52               1.41               44.01
  Year Ended June 30, 2004..............     34,962          1.29             1.26               1.40               50.51
  Year Ended June 30, 2003..............     17,528          1.33             0.87               1.50               94.26
  Year Ended June 30, 2002..............     29,414          1.30             0.42               1.46              266.10
  Year Ended June 30, 2001..............     34,840          1.30             0.90               1.42               29.92
  Year Ended June 30, 2000..............     35,605          1.30             0.29               1.43               17.05

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

 114

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                        INVESTMENT ACTIVITIES:
                                                      ---------------------------
                                                                    NET REALIZED
                                             NET                        AND
                                            ASSET        NET         UNREALIZED
                                           VALUE,     INVESTMENT       GAINS        TOTAL FROM
                                          BEGINNING     INCOME     (LOSSES) FROM    INVESTMENT
                                          OF PERIOD     (LOSS)      INVESTMENTS     ACTIVITIES
                                          ---------   ----------   --------------   ----------
SMALL CAP GROWTH FUND (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited)............................   $10.84       $(0.08)        $ 1.05         $ 0.97
 Year Ended June 30, 2004...............     8.15        (0.15)          2.84           2.69
 Year Ended June 30, 2003...............     8.57        (0.11)         (0.31)         (0.42)
 Year Ended June 30, 2002...............     9.82        (0.14)         (1.11)         (1.25)
 Year Ended June 30, 2001...............    12.36        (0.15)         (1.00)         (1.15)
 Year Ended June 30, 2000...............    10.26        (0.01)          2.99           2.98

SMALL CAP VALUE FUND (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited)............................    23.11        (0.03)          2.34           2.31
 Year Ended June 30, 2004...............    17.22        (0.13)          6.02           5.89
 Year Ended June 30, 2003...............    19.97        (0.04)         (1.72)         (1.76)
 Year Ended June 30, 2002...............    18.52        (0.03)          2.61           2.58
 Year Ended June 30, 2001...............    13.07         0.26           5.27           5.53
 Year Ended June 30, 2000...............    13.63        (0.06)         (0.44)         (0.50)

MID CAP GROWTH FUND (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited)............................    19.44        (0.14)          1.37           1.23
 Year Ended June 30, 2004...............    16.29        (0.28)          3.43           3.15
 Year Ended June 30, 2003...............    16.48        (0.22)          0.03          (0.19)
 Year Ended June 30, 2002...............    19.71        (0.29)         (2.87)         (3.16)
 Year Ended June 30, 2001...............    27.17        (0.25)         (2.89)         (3.14)
 Year Ended June 30, 2000...............    23.67        (0.12)          7.70           7.58

MID CAP VALUE (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited)............................    16.92        (0.01)          1.34           1.33
 Year Ended June 30, 2004...............    13.21        (0.06)          3.77           3.71
 Year Ended June 30, 2003...............    15.09        (0.05)         (1.12)         (1.17)
 Year Ended June 30, 2002...............    16.57        (0.06)         (0.06)         (0.12)
 Year Ended June 30, 2001...............    13.34        (0.01)          3.92           3.91
 Year Ended June 30, 2000...............    14.80        (0.01)         (0.14)         (0.15)

DIVERSIFIED MID CAP FUND (CLASS B)*
 Six Months Ended December 31, 2004
 (Unaudited)............................    17.95        (0.08)          1.68           1.60
 Year Ended June 30, 2004...............    14.84        (0.16)          3.27           3.11
 Year Ended June 30, 2003...............    15.48        (0.09)         (0.55)         (0.64)
 Year Ended June 30, 2002...............    17.98        (0.11)         (1.51)         (1.62)
 Year Ended June 30, 2001...............    32.40        (0.30)          2.21           1.91
 Year Ended June 30, 2000...............    40.92        (0.08)          3.64           3.56

LARGE CAP GROWTH FUND (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited)............................    13.69        (0.01)          0.57           0.56
 Year Ended June 30, 2004...............    12.04        (0.15)          1.80           1.65
 Year Ended June 30, 2003...............    11.83        (0.10)          0.31           0.21
 Year Ended June 30, 2002...............    16.60        (0.18)         (4.59)         (4.77)
 Year Ended June 30, 2001...............    26.14        (0.29)         (8.35)         (8.64)
 Year Ended June 30, 2000...............    25.92        (0.15)          3.71           3.56

LARGE CAP VALUE FUND (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited)............................    14.37         0.05           1.50           1.55
 Year Ended June 30, 2004...............    12.08         0.03           2.29           2.32
 Year Ended June 30, 2003...............    12.78         0.01          (0.70)         (0.69)
 Year Ended June 30, 2002...............    16.22        (0.05)         (3.22)         (3.27)
 Year Ended June 30, 2001...............    15.61        (0.04)          1.04           1.00
 Year Ended June 30, 2000...............    18.25        (0.02)         (1.12)         (1.14)

EQUITY INCOME FUND (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited)............................    16.57         0.08           1.09           1.17
 Year Ended June 30, 2004...............    14.98         0.10           2.12           2.22
 Year Ended June 30, 2003...............    16.28         0.12          (0.82)         (0.70)
 Year Ended June 30, 2002...............    19.37         0.06          (2.00)         (1.94)
 Year Ended June 30, 2001...............    21.23         0.05           0.69           0.74
 Year Ended June 30, 2000...............    24.50         0.09          (2.30)         (2.21)

------------

* Per share numbers prior to November 17, 2000, have been adjusted to reflect a 4 for 1 reverse stock split.

(a) Not annualized for periods less than one year.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

--------------------------------------------------------------------------------

                                                    DISTRIBUTIONS:
                                         -------------------------------------   NET ASSET
                                            NET         NET                       VALUE,
                                         INVESTMENT   REALIZED       TOTAL          END        TOTAL
                                           INCOME      GAINS     DISTRIBUTIONS   OF PERIOD   RETURN (a)
                                         ----------   --------   -------------   ---------   ----------

SMALL CAP GROWTH FUND (CLASS B)
  Six Months Ended December 31,
 2004(unaudited)........................   $   --     $ (0.06)      $ (0.06)      $11.75         8.94%
  Year Ended June 30, 2004..............       --          --            --        10.84        33.01
  Year Ended June 30, 2003..............       --          --            --         8.15        (4.90)
  Year Ended June 30, 2002..............       --          --            --         8.57       (12.73)
  Year Ended June 30, 2001..............       --       (1.39)        (1.39)        9.82        (9.84)
  Year Ended June 30, 2000..............       --       (0.88)        (0.88)       12.36        30.89

SMALL CAP VALUE FUND (CLASS B)
  Six Months Ended December 31,
 2004(unaudited)........................       --       (2.18)        (2.18)       23.24        10.10
  Year Ended June 30, 2004..............       --          --            --        23.11        34.20
  Year Ended June 30, 2003..............    (0.01)      (0.98)        (0.99)       17.22        (8.39)
  Year Ended June 30, 2002..............    (0.01)      (1.12)        (1.13)       19.97        14.65
  Year Ended June 30, 2001..............    (0.08)         --         (0.08)       18.52        42.42
  Year Ended June 30, 2000..............    (0.06)         --         (0.06)       13.07        (3.67)

MID CAP GROWTH FUND (CLASS B)
  Six Months Ended December 31,
 2004(unaudited)........................       --          --            --        20.67         6.33
  Year Ended June 30, 2004..............       --          --            --        19.44        19.34
  Year Ended June 30, 2003..............       --          --            --        16.29        (1.15)
  Year Ended June 30, 2002..............       --       (0.07)        (0.07)       16.48       (16.06)
  Year Ended June 30, 2001..............       --       (4.32)        (4.32)       19.71       (14.42)
  Year Ended June 30, 2000..............       --       (4.08)        (4.08)       27.17        35.23

MID CAP VALUE (CLASS B)
  Six Months Ended December 31,
 2004(unaudited)........................    (0.01)      (0.55)        (0.56)       17.69         7.91
  Year Ended June 30, 2004..............       --          --            --        16.92        28.08
  Year Ended June 30, 2003..............       --       (0.71)        (0.71)       13.21        (7.45)
  Year Ended June 30, 2002..............       --       (1.36)        (1.36)       15.09        (0.77)
  Year Ended June 30, 2001..............       --       (0.68)        (0.68)       16.57        30.26
  Year Ended June 30, 2000..............    (0.01)      (1.30)        (1.31)       13.34        (0.61)

DIVERSIFIED MID CAP FUND (CLASS B)*
  Six Months Ended December 31,
 2004(unaudited)........................       --       (1.09)        (1.09)       18.46         9.00
  Year Ended June 30, 2004..............       --          --            --        17.95        20.96
  Year Ended June 30, 2003..............       --          --            --        14.84        (4.13)
  Year Ended June 30, 2002..............       --       (0.88)        (0.88)       15.48        (9.28)
  Year Ended June 30, 2001..............       --      (16.33)       (16.33)       17.98         5.05
  Year Ended June 30, 2000..............    (0.04)     (12.04)       (12.08)       32.40        13.01

LARGE CAP GROWTH FUND (CLASS B)
  Six Months Ended December 31,
 2004(unaudited)........................       --          --            --        14.25         4.11
  Year Ended June 30, 2004..............       --          --            --        13.69        13.70
  Year Ended June 30, 2003..............       --          --            --        12.04         1.78
  Year Ended June 30, 2002..............       --          --            --        11.83       (28.73)
  Year Ended June 30, 2001..............       --       (0.90)        (0.90)       16.60       (34.20)
  Year Ended June 30, 2000..............       --       (3.34)        (3.34)       26.14        14.16

LARGE CAP VALUE FUND (CLASS B)
  Six Months Ended December 31,
 2004(unaudited)........................    (0.05)         --         (0.05)       15.87        10.78
  Year Ended June 30, 2004..............    (0.03)         --         (0.03)       14.37        19.24
  Year Ended June 30, 2003..............    (0.01)         --         (0.01)       12.08        (5.36)
  Year Ended June 30, 2002..............       --       (0.17)        (0.17)       12.78       (20.32)
  Year Ended June 30, 2001..............       --       (0.39)        (0.39)       16.22         6.42
  Year Ended June 30, 2000..............    (0.01)      (1.49)        (1.50)       15.61        (6.56)

EQUITY INCOME FUND (CLASS B)
  Six Months Ended December 31,
 2004(unaudited)........................    (0.09)      (2.46)        (2.55)       15.19         7.26
  Year Ended June 30, 2004..............    (0.11)      (0.52)        (0.63)       16.57        15.09
  Year Ended June 30, 2003..............    (0.12)      (0.48)        (0.60)       14.98        (4.05)
  Year Ended June 30, 2002..............    (0.09)      (1.06)        (1.15)       16.28       (10.57)
  Year Ended June 30, 2001..............    (0.08)      (2.52)        (2.60)       19.37         3.27
  Year Ended June 30, 2000..............    (0.12)      (0.94)        (1.06)       21.23        (9.22)

                                                                         RATIOS/SUPPLEMENTAL DATA:
                                          ----------------------------------------------------------------------------------------
                                                                               RATIO OF              RATIO OF
                                          NET ASSETS,      RATIO OF         NET INVESTMENT           EXPENSES
                                              END          EXPENSES           INCOME TO             TO AVERAGE
                                           OF PERIOD      TO AVERAGE           AVERAGE              NET ASSETS         PORTFOLIO
                                            (000'S)     NET ASSETS (b)      NET ASSETS (b)     WITHOUT WAIVERS (b)    TURNOVER (c)
                                          -----------   ---------------   ------------------   --------------------   ------------
SMALL CAP GROWTH FUND (CLASS B)
  Six Months Ended December 31,
 2004(unaudited)........................    $35,422          1.99%              (1.54)%                2.00%              71.71%
  Year Ended June 30, 2004..............     30,280          1.99               (1.47)                 1.99               62.46
  Year Ended June 30, 2003..............     23,044          2.03               (1.45)                 2.04               94.54
  Year Ended June 30, 2002..............     23,792          2.05               (1.65)                 2.06              119.33
  Year Ended June 30, 2001..............     25,625          2.04               (1.59)                 2.05              157.71
  Year Ended June 30, 2000..............     27,843          2.05               (1.23)                 2.06              163.03
SMALL CAP VALUE FUND (CLASS B)
  Six Months Ended December 31,
 2004(unaudited)........................     42,288          1.98               (0.29)                 1.99               17.26
  Year Ended June 30, 2004..............     40,608          1.98               (0.65)                 2.00               40.60
  Year Ended June 30, 2003..............     27,754          2.00               (0.29)                 2.02               45.70
  Year Ended June 30, 2002..............     30,017          1.98               (0.27)                 2.00               60.78
  Year Ended June 30, 2001..............     10,303          1.96                0.29                  1.98               74.81
  Year Ended June 30, 2000..............      2,531          1.93               (0.14)                 2.05              146.46
MID CAP GROWTH FUND (CLASS B)
  Six Months Ended December 31,
 2004(unaudited)........................    223,345          2.00               (1.49)                 2.01               60.78
  Year Ended June 30, 2004..............    238,738          1.97               (1.44)                 1.98               47.66
  Year Ended June 30, 2003..............    226,174          1.99               (1.40)                 2.06               70.87
  Year Ended June 30, 2002..............    268,231          1.99               (1.57)                 2.07               83.02
  Year Ended June 30, 2001..............    333,269          1.99               (1.60)                 2.02              127.02
  Year Ended June 30, 2000..............    316,729          1.99               (1.39)                 1.99              181.78
MID CAP VALUE (CLASS B)
  Six Months Ended December 31,
 2004(unaudited)........................     71,372          1.96               (0.08)                 1.97               46.18
  Year Ended June 30, 2004..............     69,874          1.94               (0.35)                 1.96               23.90
  Year Ended June 30, 2003..............     57,501          1.99               (0.36)                 2.00               99.39
  Year Ended June 30, 2002..............     73,191          1.97               (0.43)                 1.98              101.29
  Year Ended June 30, 2001..............     56,715          1.96               (0.24)                 1.97              127.06
  Year Ended June 30, 2000..............     33,734          1.97               (0.07)                 1.99              110.43
DIVERSIFIED MID CAP FUND (CLASS B)*
  Six Months Ended December 31,
 2004(unaudited)........................     17,358          1.96               (0.79)                 1.97               60.92
  Year Ended June 30, 2004..............     17,363          1.95               (0.89)                 1.96               73.00
  Year Ended June 30, 2003..............     15,185          1.96               (0.71)                 1.98               48.94
  Year Ended June 30, 2002..............     14,727          1.97               (0.84)                 1.99               37.08
  Year Ended June 30, 2001..............     12,149          1.93               (0.81)                 1.96               59.45
  Year Ended June 30, 2000..............      6,771          1.86               (0.75)                 2.00               70.01
LARGE CAP GROWTH FUND (CLASS B)
  Six Months Ended December 31,
 2004(unaudited)........................    267,168          2.00               (0.21)                 2.05               65.25
  Year Ended June 30, 2004..............    300,533          1.99               (1.00)                 2.01               46.12
  Year Ended June 30, 2003..............    324,321          1.99               (0.88)                 2.13               60.12
  Year Ended June 30, 2002..............    386,175          1.97               (1.13)                 2.07               69.07
  Year Ended June 30, 2001..............    619,423          1.93               (1.38)                 2.00               73.36
  Year Ended June 30, 2000..............    978,576          1.94               (1.13)                 1.94              123.21
LARGE CAP VALUE FUND (CLASS B)
  Six Months Ended December 31,
 2004(unaudited)........................     25,959          1.87                0.63                  1.96               71.10
  Year Ended June 30, 2004..............     27,036          1.93                0.25                  1.94               32.36
  Year Ended June 30, 2003..............     19,315          1.97                0.14                  1.98               84.63
  Year Ended June 30, 2002..............     23,015          1.98               (0.33)                 1.99              125.65
  Year Ended June 30, 2001..............     31,222          1.96               (0.31)                 1.96              127.66
  Year Ended June 30, 2000..............     25,795          1.96               (0.18)                 1.96              131.95
EQUITY INCOME FUND (CLASS B)
  Six Months Ended December 31,
 2004(unaudited)........................     61,335          1.93                1.00                  2.04               44.78
  Year Ended June 30, 2004..............     69,716          1.99                0.62                  2.01               14.75
  Year Ended June 30, 2003..............     79,963          1.99                0.84                  2.02               16.80
  Year Ended June 30, 2002..............    105,010          1.99                0.38                  2.01               17.03
  Year Ended June 30, 2001..............    126,701          1.98                0.25                  2.00               13.44
  Year Ended June 30, 2000..............    142,259          1.91                0.43                  2.00               15.82

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

 116

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                        INVESTMENT ACTIVITIES:
                                                      ---------------------------
                                                                    NET REALIZED
                                             NET                        AND           REDEMPTION        CAPITAL
                                            ASSET        NET         UNREALIZED     FEES COLLECTED   CONTRIBUTIONS
                                           VALUE,     INVESTMENT       GAINS             FROM            FROM        TOTAL FROM
                                          BEGINNING     INCOME     (LOSSES) FROM    REDEMPTION OF     INVESTMENT     INVESTMENT
                                          OF PERIOD     (LOSS)      INVESTMENTS      FUND SHARES      ACTIVITIES     ACTIVITIES
                                          ---------   ----------   --------------   --------------   -------------   ----------
DIVERSIFIED EQUITY FUND (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited)............................   $11.18     $    0.01        $ 0.59           $  --            $  --         $ 0.60
 Year Ended June 30, 2004...............     9.87         (0.03)         1.34              --               --           1.31
 Year Ended June 30, 2003...............    10.08         (0.02)        (0.19)             --               --          (0.21)
 Year Ended June 30, 2002...............    12.56         (0.06)        (2.38)             --               --          (2.44)
 Year Ended June 30, 2001...............    14.70         (0.11)        (1.79)             --               --          (1.90)
 Year Ended June 30, 2000...............    14.97         (0.10)         0.70              --               --           0.60

BALANCED FUND (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited)............................    12.65          0.09          0.49              --               --           0.58
 Year Ended June 30, 2004...............    11.88          0.13          0.78              --               --           0.91
 Year Ended June 30, 2003...............    11.71          0.18          0.17              --               --           0.35
 Year Ended June 30, 2002...............    13.20          0.19         (1.49)             --               --          (1.30)
 Year Ended June 30, 2001...............    14.06          0.21         (0.85)             --               --          (0.64)
 Year Ended June 30, 2000...............    14.20          0.25          0.39              --               --           0.64

EQUITY INDEX FUND (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited)............................    25.95          0.12          1.56              --               --           1.68
 Year Ended June 30, 2004...............    22.17          0.09          3.78              --               --           3.87
 Year Ended June 30, 2003...............    22.50          0.10         (0.34)             --               --          (0.24)
 Year Ended June 30, 2002...............    27.83          0.02         (5.33)             --               --          (5.31)
 Year Ended June 30, 2001...............    33.09         (0.04)        (5.22)             --               --          (5.26)
 Year Ended June 30, 2000...............    31.72         (0.01)         1.84              --               --           1.83

MARKET EXPANSION INDEX FUND (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited)............................    10.61         (0.01)         1.07              --               --           1.06
 Year Ended June 30, 2004...............     8.27         (0.03)         2.37              --               --           2.34
 Year Ended June 30, 2003...............     8.58         (0.03)        (0.26)             --               --          (0.29)
 Year Ended June 30, 2002...............     8.86         (0.03)        (0.21)             --               --          (0.24)
 Year Ended June 30, 2001...............     9.15         (0.02)         0.69              --               --           0.67
 Year Ended June 30, 2000...............    10.74         (0.01)         1.13              --             0.02           1.14

TECHNOLOGY FUND (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited)............................     4.31            --(f)       0.12              --               --           0.12
 Year Ended June 30, 2004...............     3.64         (0.08)         0.75              --               --           0.67
 Year Ended June 30, 2003...............     3.51         (0.06)         0.19              --               --           0.13
 Year Ended June 30, 2002...............     5.85         (0.09)        (2.25)             --               --          (2.34)
 July 29, 2000 to June 30, 2001 (d).....    10.00         (0.09)        (4.06)             --               --          (4.15)

HEALTH SCIENCES FUND (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited)............................    10.67         (0.07)        (0.01)             --               --          (0.08)
 Year Ended June 30, 2004...............    10.04         (0.15)         0.78              --               --           0.63
 Year Ended June 30, 2003...............     8.75         (0.10)         1.39              --               --           1.29
 Year Ended June 30, 2002...............    11.69         (0.13)        (2.77)             --               --          (2.90)
 March 23, 2001 to June 30, 2001 (d)....    10.00         (0.03)         1.72              --               --           1.69

MARKET NEUTRAL FUND (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited)............................    10.53         (0.03)         0.03              --               --           0.00
 Year Ended June 30, 2004...............    10.04         (0.12)         0.64              --               --           0.52
 May 23, 2003 to June 30, 2003 (d)......    10.00         (0.01)         0.05              --               --           0.04

INTERNATIONAL EQUITY INDEX FUND (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited)............................    16.47         (0.02)(g)       2.59             --               --           2.57
 Year Ended June 30, 2004...............    12.42          0.07          4.04              --               --           4.11
 Year Ended June 30, 2003...............    13.37          0.05         (1.01)           0.01               --          (0.95)
 Year Ended June 30, 2002...............    15.32         (0.02)        (1.88)             --               --          (1.90)
 Year Ended June 30, 2001...............    20.63         (0.06)        (5.20)             --               --          (5.26)
 Year Ended June 30, 2000...............    17.89          0.04          2.99              --               --           3.03

DIVERSIFIED INTERNATIONAL FUND (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited)............................    12.71         (0.01)         1.80              --               --           1.79
 Year Ended June 30, 2004...............     9.99          0.02          2.72              --               --           2.74
 Year Ended June 30, 2003...............    10.84          0.01         (0.87)           0.01               --          (0.85)
 Year Ended June 30, 2002...............    12.07         (0.14)        (1.02)             --               --          (1.16)
 Year Ended June 30, 2001...............    16.60          0.06         (4.29)             --               --          (4.23)
 Year Ended June 30, 2000...............    14.08          0.07          2.71              --               --           2.78

------------

(a) Not annualized for periods less than one year.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(d) Period from commencement of operations.

(e) Includes dividend expense of 0.47%, 0.88% and 0.98% of average net assets for the periods ended December 31, 2004, June 30, 2004, and June 30, 2003, respectively. The ratio of expense to Average Net Assets excluding dividend expense for securities sold short was 2.25% for each of the periods presented. The Ratio of Expenses to Average Net Assets Without Waivers excluding dividend expense for securities sold short was 2.49%, 2.55% and 2.70% for the periods ended December 31, 2004, June 30, 2004 and June 30, 2003, respectively.

(f) Amount is less than $0.01.

(g) Calculated based upon average shares outstanding.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

--------------------------------------------------------------------------------

                                                    DISTRIBUTIONS:                  NET
                                         -------------------------------------     ASSET
                                            NET         NET                       VALUE,
                                         INVESTMENT   REALIZED       TOTAL          END        TOTAL
                                           INCOME      GAINS     DISTRIBUTIONS   OF PERIOD   RETURN (a)
                                         ----------   --------   -------------   ---------   ----------

DIVERSIFIED EQUITY FUND (CLASS B)
  Six Months Ended December 31,
 2004(unaudited)........................   $(0.04)     $   --       $(0.04)       $11.74         5.36%
  Year Ended June 30, 2004..............       --          --           --         11.18        13.27
  Year Ended June 30, 2003..............       --          --           --          9.87        (2.08)
  Year Ended June 30, 2002..............       --       (0.04)       (0.04)        10.08       (19.49)
  Year Ended June 30, 2001..............       --       (0.24)       (0.24)        12.56       (13.17)
  Year Ended June 30, 2000..............       --       (0.87)       (0.87)        14.70         4.23

BALANCED FUND (CLASS B)
  Six Months Ended December 31,
 2004(unaudited)........................    (0.10)         --        (0.10)        13.13         4.58
  Year Ended June 30, 2004..............    (0.14)         --        (0.14)        12.65         7.67
  Year Ended June 30, 2003..............    (0.18)         --        (0.18)        11.88         3.09
  Year Ended June 30, 2002..............    (0.19)         --        (0.19)        11.71        (9.92)
  Year Ended June 30, 2001..............    (0.22)         --        (0.22)        13.20        (4.62)
  Year Ended June 30, 2000..............    (0.25)      (0.53)       (0.78)        14.06         4.67

EQUITY INDEX FUND (CLASS B)
  Six Months Ended December 31,
 2004(unaudited)........................    (0.16)         --        (0.16)        27.47         6.49
  Year Ended June 30, 2004..............    (0.09)         --        (0.09)        25.95        17.47
  Year Ended June 30, 2003..............    (0.09)         --        (0.09)        22.17        (1.02)
  Year Ended June 30, 2002..............    (0.02)         --        (0.02)        22.50       (19.07)
  Year Ended June 30, 2001..............       --          --           --         27.83       (15.90)
  Year Ended June 30, 2000..............    (0.01)      (0.45)       (0.46)        33.09         5.80

MARKET EXPANSION INDEX FUND (CLASS B)
  Six Months Ended December 31,
 2004(unaudited)........................       --       (0.18)       (0.18)        11.49         9.99
  Year Ended June 30, 2004..............       --          --           --         10.61        28.30
  Year Ended June 30, 2003..............       --       (0.02)       (0.02)         8.27        (3.36)
  Year Ended June 30, 2002..............       --       (0.04)       (0.04)         8.58        (2.75)
  Year Ended June 30, 2001..............       --       (0.96)       (0.96)         8.86         7.68
  Year Ended June 30, 2000..............       --       (2.73)       (2.73)         9.15        13.06

TECHNOLOGY FUND (CLASS B)
  Six Months Ended December 31,
 2004(unaudited)........................       --          --           --          4.43         2.78
  Year Ended June 30, 2004..............       --          --           --          4.31        18.41
  Year Ended June 30, 2003..............       --          --           --          3.64         3.70
  Year Ended June 30, 2002..............       --          --           --          3.51       (40.00)
  July 29, 2000 to June 30, 2001 (d)....       --          --           --          5.85       (41.50)

HEALTH SCIENCES FUND (CLASS B)
  Six Months Ended December 31,
 2004(unaudited)........................       --          --           --         10.59        (0.75)
  Year Ended June 30, 2004..............       --          --           --         10.67         6.27
  Year Ended June 30, 2003..............       --          --           --         10.04        14.63
  Year Ended June 30, 2002..............       --       (0.04)       (0.04)         8.75       (24.90)
  March 23, 2001 to June 30, 2001 (d)...       --          --           --         11.69        16.90

MARKET NEUTRAL FUND (CLASS B)
  Six Months Ended December 31,
 2004(unaudited)........................       --       (0.12)       (0.12)        10.41         0.04
  Year Ended June 30, 2004..............       --       (0.03)       (0.03)        10.53         5.14
  May 23, 2003 to June 30, 2003 (d).....       --          --           --         10.04         0.40

INTERNATIONAL EQUITY INDEX FUND (CLASS B)
  Six Months Ended December 31,
 2004(unaudited)........................    (0.17)         --        (0.17)        18.87        15.63
  Year Ended June 30, 2004..............    (0.06)         --        (0.06)        16.47        33.11
  Year Ended June 30, 2003..............       --          --           --         12.42        (7.11)
  Year Ended June 30, 2002..............    (0.05)         --        (0.05)        13.37       (12.39)
  Year Ended June 30, 2001..............       --       (0.05)       (0.05)        15.32       (25.54)
  Year Ended June 30, 2000..............       --       (0.29)       (0.29)        20.63        16.99

DIVERSIFIED INTERNATIONAL FUND (CLASS B)
  Six Months Ended December 31,
 2004(unaudited)........................    (0.13)         --        (0.13)        14.37        14.06
  Year Ended June 30, 2004..............    (0.02)         --        (0.02)        12.71        27.45
  Year Ended June 30, 2003..............       --          --           --          9.99        (7.84)
  Year Ended June 30, 2002..............    (0.07)         --        (0.07)        10.84        (9.65)
  Year Ended June 30, 2001..............       --       (0.30)       (0.30)        12.07       (25.88)
  Year Ended June 30, 2000..............    (0.08)      (0.18)       (0.26)        16.60        19.77

                                                                      RATIOS/SUPPLEMENTAL DATA:
                                          ----------------------------------------------------------------------------------
                                              NET                           RATIO OF           RATIO OF
                                            ASSETS,        RATIO OF      NET INVESTMENT        EXPENSES
                                              END          EXPENSES        INCOME TO          TO AVERAGE
                                           OF PERIOD      TO AVERAGE        AVERAGE           NET ASSETS         PORTFOLIO
                                            (000'S)     NET ASSETS (b)   NET ASSETS (b)   WITHOUT WAIVERS (b)   TURNOVER (c)
                                          -----------   --------------   --------------   -------------------   ------------
DIVERSIFIED EQUITY FUND (CLASS B)
  Six Months Ended December 31,
 2004(unaudited)........................    $24,813          1.89%            0.39%              1.96%              66.03%
  Year Ended June 30, 2004..............     28,128          1.93            (0.28)              1.94               26.55
  Year Ended June 30, 2003..............     27,431          1.98            (0.21)              1.99               26.95
  Year Ended June 30, 2002..............     39,421          1.98            (0.54)              1.99               14.29
  Year Ended June 30, 2001..............     45,451          1.95            (0.74)              1.96               21.92
  Year Ended June 30, 2000..............     55,227          1.95            (0.80)              1.95               37.98
BALANCED FUND (CLASS B)
  Six Months Ended December 31,
 2004(unaudited)........................    166,506          1.89             1.46               2.02               38.32
  Year Ended June 30, 2004..............    176,001          1.89             1.03               2.04               33.28
  Year Ended June 30, 2003..............    185,901          1.89             1.56               2.04               26.30
  Year Ended June 30, 2002..............    224,235          1.89             1.52               2.04               24.92
  Year Ended June 30, 2001..............    275,132          1.89             1.56               2.01               37.61
  Year Ended June 30, 2000..............    298,355          1.88             1.79               1.99               57.08
EQUITY INDEX FUND (CLASS B)
  Six Months Ended December 31,
 2004(unaudited)........................    313,495          1.31             1.09               1.57                4.93
  Year Ended June 30, 2004..............    349,686          1.35             0.37               1.55                4.65
  Year Ended June 30, 2003..............    342,599          1.35             0.46               1.60                6.74
  Year Ended June 30, 2002..............    415,408          1.35             0.10               1.60                6.68
  Year Ended June 30, 2001..............    556,225          1.35            (0.11)              1.58                9.72
  Year Ended June 30, 2000..............    691,700          1.35            (0.06)              1.57                7.89
MARKET EXPANSION INDEX FUND (CLASS B)
  Six Months Ended December 31,
 2004(unaudited)........................     26,534          1.47            (0.27)              1.63               36.06
  Year Ended June 30, 2004..............     22,459          1.52            (0.41)              1.68               51.51
  Year Ended June 30, 2003..............     13,116          1.57            (0.40)              1.82               53.51
  Year Ended June 30, 2002..............     10,368          1.57            (0.56)              1.89               73.63
  Year Ended June 30, 2001..............      4,888          1.57            (0.41)              1.85               36.68
  Year Ended June 30, 2000..............      2,495          1.57            (0.23)              1.93               64.29
TECHNOLOGY FUND (CLASS B)
  Six Months Ended December 31,
 2004(unaudited)........................      9,019          2.31             0.40               3.01               27.61
  Year Ended June 30, 2004..............      9,621          2.30            (1.90)              3.02               16.85
  Year Ended June 30, 2003..............      7,353          2.30            (1.91)              3.23               29.13
  Year Ended June 30, 2002..............      6,686          2.30            (2.03)              3.18               33.74
  July 29, 2000 to June 30, 2001 (d)....      9,310          2.28            (1.96)              3.04               76.53
HEALTH SCIENCES FUND (CLASS B)
  Six Months Ended December 31,
 2004(unaudited)........................      9,371          2.35            (1.33)              2.81               71.12
  Year Ended June 30, 2004..............      9,945          2.35            (1.53)              2.88               47.28
  Year Ended June 30, 2003..............      7,678          2.35            (1.29)              3.13              106.72
  Year Ended June 30, 2002..............      6,635          2.35            (1.63)              3.10               67.68
  March 23, 2001 to June 30, 2001 (d)...      3,170          2.33            (1.65)              7.24                2.34
MARKET NEUTRAL FUND (CLASS B)
  Six Months Ended December 31,
 2004(unaudited)........................     30,303          2.72(e)         (0.89)              2.95(e)            97.21
  Year Ended June 30, 2004..............     29,222          3.13(e)         (1.65)              3.43(e)           256.52
  May 23, 2003 to June 30, 2003 (d).....     12,389          3.23(e)         (1.15)              3.68(e)             0.00
INTERNATIONAL EQUITY INDEX FUND (CLASS B)
  Six Months Ended December 31,
 2004(unaudited)........................     12,568          1.81            (0.21)              1.82                5.52
  Year Ended June 30, 2004..............     11,414          1.80             0.45               1.82               12.69
  Year Ended June 30, 2003..............      9,035          1.84             0.47               1.86               11.72
  Year Ended June 30, 2002..............     12,006          1.87            (0.23)              1.87               13.60
  Year Ended June 30, 2001..............     15,934          1.83             0.10               1.85                6.75
  Year Ended June 30, 2000..............     29,007          1.86            (0.25)              1.86               13.85
DIVERSIFIED INTERNATIONAL FUND (CLASS B)
  Six Months Ended December 31,
 2004(unaudited)........................     10,769          2.05            (0.22)              2.07               44.01
  Year Ended June 30, 2004..............      9,996          2.04             0.57               2.05               50.51
  Year Ended June 30, 2003..............      4,310          2.08             0.14               2.15               94.26
  Year Ended June 30, 2002..............      6,670          2.05            (0.33)              2.11              266.10
  Year Ended June 30, 2001..............      9,175          2.05             0.19               2.07               29.92
  Year Ended June 30, 2000..............      7,269          2.05            (0.21)              2.08               17.05

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

 118

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                        INVESTMENT ACTIVITIES:
                                                      ---------------------------
                                                                    NET REALIZED
                                          NET ASSET      NET       AND UNREALIZED
                                           VALUE,     INVESTMENT       GAINS        TOTAL FROM
                                          BEGINNING     INCOME     (LOSSES) FROM    INVESTMENT
                                          OF PERIOD     (LOSS)      INVESTMENTS     ACTIVITIES
                                          ---------   ----------   --------------   ----------
SMALL CAP GROWTH FUND (CLASS C)
 Six Months Ended December 31, 2004
 (Unaudited)............................   $11.09       $(0.08)        $ 1.08         $ 1.00
 Year Ended June 30, 2004...............     8.34        (0.14)          2.89           2.75
 Year Ended June 30, 2003...............     8.76        (0.07)         (0.35)         (0.42)
 Year Ended June 30, 2002...............    10.04        (0.10)         (1.18)         (1.28)
 Year Ended June 30, 2001...............    12.62        (0.10)         (1.09)         (1.19)
 Year Ended June 30, 2000...............    10.43           --           3.07           3.07

SMALL CAP VALUE FUND (CLASS C)
 Six Months Ended December 31, 2004
 (Unaudited)............................    23.02        (0.03)          2.33           2.30
 Year Ended June 30, 2004...............    17.15        (0.13)          6.00           5.87
 Year Ended June 30, 2003...............    19.91        (0.04)         (1.73)         (1.77)
 Year Ended June 30, 2002...............    18.48        (0.01)          2.58           2.57
 Year Ended June 30, 2001...............    13.05         0.06           5.48           5.54
 Year Ended June 30, 2000...............    13.60         0.06          (0.55)         (0.49)

MID CAP GROWTH FUND (CLASS C)
 Six Months Ended December 31, 2004
 (Unaudited)............................    21.07        (0.15)          1.48           1.33
 Year Ended June 30, 2004...............    17.65        (0.31)          3.73           3.42
 Year Ended June 30, 2003...............    17.86        (0.22)          0.01          (0.21)
 Year Ended June 30, 2002...............    21.36        (0.29)         (3.14)         (3.43)
 Year Ended June 30, 2001...............    29.09        (0.34)         (3.07)         (3.41)
 Year Ended June 30, 2000...............    25.04        (0.20)          8.33           8.13

MID CAP VALUE (CLASS C)
 Six Months Ended December 31, 2004
 (Unaudited)............................    16.92        (0.02)          1.36           1.34
 Year Ended June 30, 2004...............    13.21        (0.06)          3.77           3.71
 Year Ended June 30, 2003...............    15.09        (0.03)         (1.14)         (1.17)
 Year Ended June 30, 2002...............    16.57        (0.03)         (0.09)         (0.12)
 Year Ended June 30, 2001...............    13.35         0.02           3.90           3.92
 Year Ended June 30, 2000...............    14.80         0.03          (0.15)         (0.12)

DIVERSIFIED MID CAP FUND (CLASS C)*
 Six Months Ended December 31, 2004
 (Unaudited)............................    17.95        (0.07)          1.67           1.60
 Year Ended June 30, 2004...............    14.85        (0.16)          3.26           3.10
 Year Ended June 30, 2003...............    15.49        (0.07)         (0.57)         (0.64)
 Year Ended June 30, 2002...............    17.99        (0.09)         (1.53)         (1.62)
 Year Ended June 30, 2001...............    32.36        (0.05)          2.01           1.96
 Year Ended June 30, 2000...............    40.92        (0.28)          3.80           3.52

LARGE CAP GROWTH FUND (CLASS C)
 Six Months Ended December 31, 2004
 (Unaudited)............................    13.57        (0.02)          0.57           0.55
 Year Ended June 30, 2004...............    11.93        (0.14)          1.78           1.64
 Year Ended June 30, 2003...............    11.73        (0.09)          0.29           0.20
 Year Ended June 30, 2002...............    16.45        (0.17)         (4.55)         (4.72)
 Year Ended June 30, 2001...............    25.91        (0.30)         (8.26)         (8.56)
 Year Ended June 30, 2000...............    25.71        (0.10)          3.64           3.54

LARGE CAP VALUE FUND (CLASS C)
 Six Months Ended December 31, 2004
 (Unaudited)............................    14.35         0.05           1.48           1.53
 Year Ended June 30, 2004...............    12.06         0.03           2.29           2.32
 Year Ended June 30, 2003...............    12.76         0.02          (0.70)         (0.68)
 Year Ended June 30, 2002...............    16.20        (0.04)         (3.23)         (3.27)
 Year Ended June 30, 2001...............    15.58        (0.03)          1.04           1.01
 Year Ended June 30, 2000...............    18.24        (0.01)         (1.15)         (1.16)

EQUITY INCOME FUND (CLASS C)
 Six Months Ended December 31, 2004
 (Unaudited)............................    16.57         0.09           1.07           1.16
 Year Ended June 30, 2004...............    14.98         0.09           2.13           2.22
 Year Ended June 30, 2003...............    16.28         0.11          (0.81)         (0.70)
 Year Ended June 30, 2002...............    19.36         0.07          (2.00)         (1.93)
 Year Ended June 30, 2001...............    21.26         0.04           0.66           0.70
 Year Ended June 30, 2000...............    24.51         0.09          (2.27)         (2.18)

------------

 * Per share numbers prior to November 17, 2000, have been adjusted to reflect a 4 for 1 reverse stock split.

(a) Not annualized for periods less than one year.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(d) Amount is less than $0.01.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

--------------------------------------------------------------------------------

                                                    DISTRIBUTIONS:                  NET
                                         -------------------------------------     ASSET
                                            NET         NET                       VALUE,
                                         INVESTMENT   REALIZED       TOTAL          END        TOTAL
                                           INCOME      GAINS     DISTRIBUTIONS   OF PERIOD   RETURN (a)
                                         ----------   --------   -------------   ---------   ----------

SMALL CAP GROWTH FUND (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................   $   --     $ (0.06)      $ (0.06)      $12.03         9.01%
  Year Ended June 30, 2004..............       --          --            --        11.09        32.97
  Year Ended June 30, 2003..............       --          --            --         8.34        (4.79)
  Year Ended June 30, 2002..............       --          --            --         8.76       (12.75)
  Year Ended June 30, 2001..............       --       (1.39)        (1.39)       10.04        (9.96)
  Year Ended June 30, 2000..............       --       (0.88)        (0.88)       12.62        31.27

SMALL CAP VALUE FUND (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................       --       (2.18)        (2.18)       23.14        10.09
  Year Ended June 30, 2004..............       --          --            --        23.02        34.23
  Year Ended June 30, 2003..............    (0.01)      (0.98)        (0.99)       17.15        (8.47)
  Year Ended June 30, 2002..............    (0.02)      (1.12)        (1.14)       19.91        14.68
  Year Ended June 30, 2001..............    (0.11)         --         (0.11)       18.48        42.55
  Year Ended June 30, 2000..............    (0.06)         --         (0.06)       13.05        (3.57)

MID CAP GROWTH FUND (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................       --          --            --        22.40         6.31
  Year Ended June 30, 2004..............       --          --            --        21.07        19.38
  Year Ended June 30, 2003..............       --          --            --        17.65        (1.18)
  Year Ended June 30, 2002..............       --       (0.07)        (0.07)       17.86       (16.08)
  Year Ended June 30, 2001..............       --       (4.32)        (4.32)       21.36       (14.39)
  Year Ended June 30, 2000..............       --       (4.08)        (4.08)       29.09        35.50

MID CAP VALUE (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................    (0.01)      (0.55)        (0.56)       17.70         7.97
  Year Ended June 30, 2004..............       --          --            --        16.92        28.08
  Year Ended June 30, 2003..............       --       (0.71)        (0.71)       13.21        (7.38)
  Year Ended June 30, 2002..............       --       (1.36)        (1.36)       15.09        (0.77)
  Year Ended June 30, 2001..............    (0.02)      (0.68)        (0.70)       16.57        30.32
  Year Ended June 30, 2000..............    (0.03)      (1.30)        (1.33)       13.35        (0.40)

DIVERSIFIED MID CAP FUND (CLASS C)*
  Six Months Ended December 31, 2004
 (Unaudited)............................       --       (1.09)        (1.09)       18.46         9.00
  Year Ended June 30, 2004..............       --          --            --        17.95        20.88
  Year Ended June 30, 2003..............       --          --            --        14.85        (4.13)
  Year Ended June 30, 2002..............       --       (0.88)        (0.88)       15.49        (9.27)
  Year Ended June 30, 2001..............       --      (16.33)       (16.33)       17.99         5.24
  Year Ended June 30, 2000..............    (0.04)     (12.04)       (12.08)       32.36        12.83

LARGE CAP GROWTH FUND (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................       --(d)       --            --        14.12         4.06
  Year Ended June 30, 2004..............       --          --            --        13.57        13.75
  Year Ended June 30, 2003..............       --          --            --        11.93         1.71
  Year Ended June 30, 2002..............       --          --            --        11.73       (28.69)
  Year Ended June 30, 2001..............       --       (0.90)        (0.90)       16.45       (34.19)
  Year Ended June 30, 2000..............       --       (3.34)        (3.34)       25.91        14.20

LARGE CAP VALUE FUND (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................    (0.05)         --         (0.05)       15.83        10.66
  Year Ended June 30, 2004..............    (0.03)         --         (0.03)       14.35        19.27
  Year Ended June 30, 2003..............    (0.02)         --         (0.02)       12.06        (5.33)
  Year Ended June 30, 2002..............       --       (0.17)        (0.17)       12.76       (20.35)
  Year Ended June 30, 2001..............       --       (0.39)        (0.39)       16.20         6.50
  Year Ended June 30, 2000..............    (0.01)      (1.49)        (1.50)       15.58        (6.63)

EQUITY INCOME FUND (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................    (0.09)      (2.46)        (2.55)       15.18         7.20
  Year Ended June 30, 2004..............    (0.11)      (0.52)        (0.63)       16.57        15.12
  Year Ended June 30, 2003..............    (0.12)      (0.48)        (0.60)       14.98        (4.02)
  Year Ended June 30, 2002..............    (0.09)      (1.06)        (1.15)       16.28       (10.52)
  Year Ended June 30, 2001..............    (0.08)      (2.52)        (2.60)       19.36         3.07
  Year Ended June 30, 2000..............    (0.13)      (0.94)        (1.07)       21.26        (9.10)

                                                                      RATIOS/SUPPLEMENTAL DATA:
                                          ----------------------------------------------------------------------------------
                                              NET          RATIO OF         RATIO OF           RATIO OF
                                            ASSETS,        EXPENSES      NET INVESTMENT        EXPENSES
                                              END         TO AVERAGE       INCOME TO          TO AVERAGE
                                           OF PERIOD         NET            AVERAGE           NET ASSETS         PORTFOLIO
                                            (000'S)       ASSETS (b)     NET ASSETS (b)   WITHOUT WAIVERS (b)   TURNOVER (c)
                                          -----------   --------------   --------------   -------------------   ------------
SMALL CAP GROWTH FUND (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................    $12,986          1.99%           (1.54)%             2.00%              71.71%
  Year Ended June 30, 2004..............     11,362          1.99            (1.47)              1.99               62.46
  Year Ended June 30, 2003..............      6,166          2.03            (1.43)              2.04               94.54
  Year Ended June 30, 2002..............      2,819          2.05            (1.65)              2.06              119.33
  Year Ended June 30, 2001..............      1,496          2.04            (1.59)              2.05              157.71
  Year Ended June 30, 2000..............        770          2.05            (1.24)              2.06              163.03
SMALL CAP VALUE FUND (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................     50,170          1.98            (0.29)              1.99               17.26
  Year Ended June 30, 2004..............     52,934          1.98            (0.65)              2.00               40.60
  Year Ended June 30, 2003..............     30,383          2.00            (0.29)              2.02               45.70
  Year Ended June 30, 2002..............     35,923          1.98            (0.34)              2.00               39.91
  Year Ended June 30, 2001..............      1,531          1.98             0.22               1.98               74.81
  Year Ended June 30, 2000..............         50          1.94             0.21               2.06              146.46
MID CAP GROWTH FUND (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................     51,504          2.00            (1.50)              2.01               60.78
  Year Ended June 30, 2004..............     67,274          1.97            (1.44)              1.98               47.66
  Year Ended June 30, 2003..............     58,321          1.99            (1.40)              2.06               70.87
  Year Ended June 30, 2002..............     56,790          1.99            (1.57)              2.07               83.02
  Year Ended June 30, 2001..............     65,123          1.99            (1.60)              2.02              127.02
  Year Ended June 30, 2000..............     64,422          1.99            (1.40)              1.99              181.78
MID CAP VALUE (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................     21,931          1.96            (0.08)              1.97               46.18
  Year Ended June 30, 2004..............     23,155          1.94            (0.35)              1.96               23.90
  Year Ended June 30, 2003..............     17,722          1.99            (0.35)              2.00               99.39
  Year Ended June 30, 2002..............     12,349          1.97            (0.43)              1.98              101.29
  Year Ended June 30, 2001..............      2,807          1.96            (0.33)              1.97              127.06
  Year Ended June 30, 2000..............        169          1.97            (0.10)              2.00              110.43
DIVERSIFIED MID CAP FUND (CLASS C)*
  Six Months Ended December 31, 2004
 (Unaudited)............................      7,336          1.96            (0.79)              1.96               60.92
  Year Ended June 30, 2004..............      7,055          1.94            (0.89)              1.96               73.00
  Year Ended June 30, 2003..............      5,882          1.96            (0.71)              1.98               48.94
  Year Ended June 30, 2002..............      3,239          1.97            (0.84)              1.99               37.08
  Year Ended June 30, 2001..............      1,809          1.97            (0.77)              1.98               59.45
  Year Ended June 30, 2000..............        109          1.86            (0.72)              2.00               70.01
LARGE CAP GROWTH FUND (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................     14,758          2.00            (0.26)              2.05               65.25
  Year Ended June 30, 2004..............     20,271          1.99            (1.00)              2.01               46.12
  Year Ended June 30, 2003..............     20,715          1.99            (0.87)              2.13               60.12
  Year Ended June 30, 2002..............     22,237          1.97            (1.13)              2.07               69.07
  Year Ended June 30, 2001..............     35,685          1.93            (1.38)              2.00               73.36
  Year Ended June 30, 2000..............     55,682          1.95            (1.17)              1.95              123.21
LARGE CAP VALUE FUND (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................      5,899          1.87             0.64               1.95               71.10
  Year Ended June 30, 2004..............      5,716          1.93             0.25               1.94               32.36
  Year Ended June 30, 2003..............      4,306          1.97             0.13               1.98               84.63
  Year Ended June 30, 2002..............      3,643          1.98            (0.33)              1.99              125.65
  Year Ended June 30, 2001..............      3,767          1.96            (0.31)              1.96              127.66
  Year Ended June 30, 2000..............      2,536          1.96            (0.16)              1.96              131.95
EQUITY INCOME FUND (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................      4,421          1.93             1.02               2.04               44.78
  Year Ended June 30, 2004..............      4,244          1.99             0.59               2.01               14.75
  Year Ended June 30, 2003..............      2,639          1.99             0.82               2.02               16.80
  Year Ended June 30, 2002..............      1,645          1.99             0.34               2.01               17.03
  Year Ended June 30, 2001..............      1,160          1.98             0.25               2.00               13.44
  Year Ended June 30, 2000..............      1,215          1.94             0.37               2.01               15.82

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

 120

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                        INVESTMENT ACTIVITIES:
                                                      ---------------------------
                                                                    NET REALIZED      REDEMPTION
                                             NET                        AND         FEES COLLECTED      CAPITAL
                                            ASSET        NET         UNREALIZED          FROM        CONTRIBUTIONS
                                           VALUE,     INVESTMENT       GAINS          REDEMPTION         FROM        TOTAL FROM
                                          BEGINNING     INCOME     (LOSSES) FROM          OF          INVESTMENT     INVESTMENT
                                          OF PERIOD     (LOSS)      INVESTMENTS      FUND SHARES        ADVISOR      ACTIVITIES
                                          ---------   ----------   --------------   --------------   -------------   ----------
DIVERSIFIED EQUITY FUND (CLASS C)
 Six Months Ended December 31, 2004
 (Unaudited)............................   $11.26     $    0.02        $ 0.59           $  --            $  --         $ 0.61
 Year Ended June 30, 2004...............     9.94         (0.04)         1.36              --               --           1.32
 Year Ended June 30, 2003...............    10.15         (0.02)        (0.19)             --               --          (0.21)
 Year Ended June 30, 2002...............    12.65         (0.06)        (2.40)             --               --          (2.46)
 Year Ended June 30, 2001...............    14.80         (0.07)        (1.84)             --               --          (1.91)
 Year Ended June 30, 2000...............    15.06         (0.08)         0.69              --               --           0.61

BALANCED FUND (CLASS C)
 Six Months Ended December 31, 2004
 (Unaudited)............................    12.63          0.09          0.49              --               --           0.58
 Year Ended June 30, 2004...............    11.87          0.13          0.77              --               --           0.90
 Year Ended June 30, 2003...............    11.71          0.17          0.17              --               --           0.34
 Year Ended June 30, 2002...............    13.20          0.19         (1.48)             --               --          (1.29)
 Year Ended June 30, 2001...............    14.06          0.22         (0.86)             --               --          (0.64)
 May 30, 2000 to June 30, 2000 (b)......    13.75          0.01          0.33              --               --           0.34

EQUITY INDEX FUND (CLASS C)
 Six Months Ended December 31, 2004
 (Unaudited)............................    25.99          0.14          1.54              --               --           1.68
 Year Ended June 30, 2004...............    22.19          0.09          3.80              --               --           3.89
 Year Ended June 30, 2003...............    22.53          0.09         (0.34)             --               --          (0.25)
 Year Ended June 30, 2002...............    27.87          0.03         (5.34)             --               --          (5.31)
 Year Ended June 30, 2001...............    33.14         (0.02)        (5.25)             --               --          (5.27)
 Year Ended June 30, 2000...............    31.76          0.01          1.84              --               --           1.85

MARKET EXPANSION INDEX FUND (CLASS C)
 Six Months Ended December 31, 2004
 (Unaudited)............................    10.36         (0.01)         1.05              --               --           1.04
 Year Ended June 30, 2004...............     8.08         (0.04)         2.32              --               --           2.28
 Year Ended June 30, 2003...............     8.39         (0.03)        (0.26)             --               --          (0.29)
 Year Ended June 30, 2002...............     8.66         (0.02)        (0.21)             --               --          (0.23)
 Year Ended June 30, 2001...............     8.96         (0.01)         0.67              --               --           0.66
 Year Ended June 30, 2000...............    10.57         (0.05)         1.15              --             0.02           1.12

TECHNOLOGY FUND (CLASS C)
 Six Months Ended December 31, 2004
 (Unaudited)............................     4.32          0.01          0.10              --               --           0.11
 Year Ended June 30, 2004...............     3.64         (0.09)         0.77              --               --           0.68
 Year Ended June 30, 2003...............     3.52         (0.06)         0.18              --               --           0.12
 Year Ended June 30, 2002...............     5.86         (0.10)        (2.24)             --               --          (2.34)
 July 28, 2000 to June 30, 2001 (d).....    10.00         (0.09)        (4.05)             --               --          (4.14)

HEALTH SCIENCES FUND (CLASS C)
 Six Months Ended December 31, 2004
 (Unaudited)............................    10.66         (0.07)        (0.01)             --               --          (0.08)
 Year Ended June 30, 2004...............    10.03         (0.14)         0.77              --               --           0.63
 Year Ended June 30, 2003...............     8.74         (0.10)         1.39              --               --           1.29
 Year Ended June 30, 2002...............    11.68         (0.17)        (2.73)             --               --          (2.90)
 March 23, 2001 to June 30, 2001 (d)....    10.00         (0.04)         1.72              --               --           1.68

MARKET NEUTRAL FUND (CLASS C)
 Six Months Ended December 31, 2004
 (Unaudited)............................    10.53         (0.03)         0.03              --               --           0.00
 Year Ended June 30, 2004...............    10.04         (0.10)         0.62              --               --           0.52
 May 23, 2003 to June 30, 2003 (d)......    10.00         (0.01)         0.05              --               --           0.04

INTERNATIONAL EQUITY INDEX FUND (CLASS C)
 Six Months Ended December 31, 2004
 (Unaudited)............................    17.05         (0.02)(g)       2.68             --               --           2.66
 Year Ended June 30, 2004...............    12.87          0.07          4.18              --               --           4.25
 Year Ended June 30, 2003...............    13.85          0.06         (1.05)           0.01               --          (0.98)
 Year Ended June 30, 2002...............    15.87         (0.01)        (1.96)             --               --          (1.97)
 Year Ended June 30, 2001...............    21.39          0.03         (5.47)             --               --          (5.44)
 Year Ended June 30, 2000...............    18.55         (0.01)         3.14              --               --           3.13

DIVERSIFIED INTERNATIONAL FUND (CLASS C)
 Six Months Ended December 31, 2004
 (Unaudited)............................    12.71         (0.01)         1.79              --               --           1.78
 Year Ended June 30, 2004...............     9.97          0.02          2.77              --               --           2.79
 Year Ended June 30, 2003...............    10.82            --(e)      (0.86)           0.01               --          (0.85)
 Year Ended June 30, 2002...............    12.05         (0.15)        (1.02)             --               --          (1.17)
 Year Ended June 30, 2001...............    16.57          0.02         (4.24)             --               --          (4.22)
 Year Ended June 30, 2000...............    14.08          0.11          2.67              --               --           2.78

------------

(a) Not annualized for periods less than one year.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(d) Period from commencement of operations.

(e) Amount is less than $0.01.

(f) Includes dividend expense of 0.47%, 0.88% and 0.98% of average net assets for the periods ended December 31, 2004, June 30, 2004, and June 30, 2003, respectively. The ratio of expense to Average Net Assets excluding dividend expense for securities sold short was 2.25% for each of the periods presented. The Ratio of Expenses to Average Net Assets Without Waivers excluding dividend expense for securities sold short was 2.49%, 2.52% and 2.70% for the periods ended December 31, 2004, June 30, 2004 and June 30, 2003, respectively.

(g) Calculated based upon average shares outstanding.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

--------------------------------------------------------------------------------

                                                    DISTRIBUTIONS:                  NET
                                         -------------------------------------     ASSET
                                            NET         NET                       VALUE,
                                         INVESTMENT   REALIZED       TOTAL          END        TOTAL
                                           INCOME      GAINS     DISTRIBUTIONS   OF PERIOD   RETURN (c)
                                         ----------   --------   -------------   ---------   ----------

DIVERSIFIED EQUITY FUND (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................   $(0.04)     $   --       $(0.04)       $11.83         5.38%
  Year Ended June 30, 2004..............       --          --           --         11.26        13.28
  Year Ended June 30, 2003..............       --          --           --          9.94        (2.07)
  Year Ended June 30, 2002..............       --       (0.04)       (0.04)        10.15       (19.51)
  Year Ended June 30, 2001..............       --       (0.24)       (0.24)        12.65       (13.15)
  Year Ended June 30, 2000..............       --       (0.87)       (0.87)        14.80         4.27

BALANCED FUND (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................    (0.10)         --        (0.10)        13.11         4.59
  Year Ended June 30, 2004..............    (0.14)         --        (0.14)        12.63         7.62
  Year Ended June 30, 2003..............    (0.18)         --        (0.18)        11.87         3.03
  Year Ended June 30, 2002..............    (0.20)         --        (0.20)        11.71        (9.88)
  Year Ended June 30, 2001..............    (0.22)         --        (0.22)        13.20        (4.58)
  May 30, 2000 to June 30, 2000 (b).....    (0.03)         --        (0.03)        14.06         2.44

EQUITY INDEX FUND (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................    (0.16)         --        (0.16)        27.51         6.51
  Year Ended June 30, 2004..............    (0.09)         --        (0.09)        25.99        17.51
  Year Ended June 30, 2003..............    (0.09)         --        (0.09)        22.19        (1.05)
  Year Ended June 30, 2002..............    (0.03)         --        (0.03)        22.53       (19.06)
  Year Ended June 30, 2001..............       --          --           --         27.87       (15.90)
  Year Ended June 30, 2000..............    (0.02)      (0.45)       (0.47)        33.14         5.84

MARKET EXPANSION INDEX FUND (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................       --       (0.18)       (0.18)        11.22        10.04
  Year Ended June 30, 2004..............       --          --           --         10.36        28.22
  Year Ended June 30, 2003..............       --       (0.02)       (0.02)         8.08        (3.44)
  Year Ended June 30, 2002..............       --       (0.04)       (0.04)         8.39        (2.69)
  Year Ended June 30, 2001..............       --       (0.96)       (0.96)         8.66         7.78
  Year Ended June 30, 2000..............       --(e)    (2.73)       (2.73)         8.96        13.11

TECHNOLOGY FUND (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................       --          --           --          4.43         2.78
  Year Ended June 30, 2004..............       --          --           --          4.32        18.41
  Year Ended June 30, 2003..............       --          --           --          3.64         3.41
  Year Ended June 30, 2002..............       --          --           --          3.52       (39.93)
  July 28, 2000 to June 30, 2001 (d)....       --          --           --          5.86       (41.40)

HEALTH SCIENCES FUND (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................       --          --           --         10.58        (0.75)
  Year Ended June 30, 2004..............       --          --           --         10.66         6.28
  Year Ended June 30, 2003..............       --          --           --         10.03        14.76
  Year Ended June 30, 2002..............       --       (0.04)       (0.04)         8.74       (24.92)
  March 23, 2001 to June 30, 2001 (d)...       --          --           --         11.68        16.80

MARKET NEUTRAL FUND (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................       --       (0.12)       (0.12)        10.41         0.04
  Year Ended June 30, 2004..............       --       (0.03)       (0.03)        10.53         5.14
  May 23, 2003 to June 30, 2003 (d).....       --          --           --         10.04         0.40

INTERNATIONAL EQUITY INDEX FUND (CLASS
 C)
  Six Months Ended December 31, 2004
 (Unaudited)............................    (0.14)         --        (0.14)        19.57        15.63
  Year Ended June 30, 2004..............    (0.07)         --        (0.07)        17.05        33.02
  Year Ended June 30, 2003..............       --          --           --         12.87        (7.08)
  Year Ended June 30, 2002..............    (0.05)         --        (0.05)        13.85       (12.43)
  Year Ended June 30, 2001..............    (0.03)      (0.05)       (0.08)        15.87       (25.50)
  Year Ended June 30, 2000..............       --       (0.29)       (0.29)        21.39        16.92

DIVERSIFIED INTERNATIONAL FUND (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................    (0.14)         --        (0.14)        14.35        13.98
  Year Ended June 30, 2004..............    (0.05)         --        (0.05)        12.71        28.02
  Year Ended June 30, 2003..............       --          --           --          9.97        (7.86)
  Year Ended June 30, 2002..............    (0.06)         --        (0.06)        10.82        (9.69)
  Year Ended June 30, 2001..............       --       (0.30)       (0.30)        12.05       (25.87)
  Year Ended June 30, 2000..............    (0.11)      (0.18)       (0.29)        16.57        19.76

                                                                      RATIOS/SUPPLEMENTAL DATA:
                                          ----------------------------------------------------------------------------------
                                              NET                           RATIO OF           RATIO OF
                                            ASSETS,        RATIO OF      NET INVESTMENT        EXPENSES
                                              END          EXPENSES        INCOME TO          TO AVERAGE
                                           OF PERIOD      TO AVERAGE        AVERAGE           NET ASSETS         PORTFOLIO
                                            (000'S)     NET ASSETS (d)   NET ASSETS (d)   WITHOUT WAIVERS (d)   TURNOVER (a)
                                          -----------   --------------   --------------   -------------------   ------------
DIVERSIFIED EQUITY FUND (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................   $  8,170          1.89%            0.33%              1.96%              64.76%
  Year Ended June 30, 2004..............     12,126          1.93            (0.28)              1.94               26.55
  Year Ended June 30, 2003..............     14,077          1.98            (0.21)              1.99               26.95
  Year Ended June 30, 2002..............     14,698          1.98            (0.54)              1.99               14.29
  Year Ended June 30, 2001..............     18,450          1.95            (0.74)              1.96               21.92
  Year Ended June 30, 2000..............     16,780          1.95            (0.82)              1.95               37.98
BALANCED FUND (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................      6,062          1.89             1.46               2.02               38.15
  Year Ended June 30, 2004..............      6,377          1.89             1.01               2.04               33.28
  Year Ended June 30, 2003..............      3,823          1.89             1.54               2.04               26.30
  Year Ended June 30, 2002..............      2,853          1.89             1.52               2.04               24.92
  Year Ended June 30, 2001..............      1,492          1.89             1.56               2.00               37.61
  May 30, 2000 to June 30, 2000 (b).....        763          1.89             1.25               2.01               57.08
EQUITY INDEX FUND (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................    106,287          1.31             1.08               1.57                4.80
  Year Ended June 30, 2004..............    120,502          1.35             0.36               1.54                4.65
  Year Ended June 30, 2003..............    105,797          1.35             0.46               1.60                6.74
  Year Ended June 30, 2002..............    112,262          1.35             0.10               1.60                6.68
  Year Ended June 30, 2001..............    130,295          1.35            (0.11)              1.58                9.72
  Year Ended June 30, 2000..............    133,030          1.35            (0.06)              1.57                7.89
MARKET EXPANSION INDEX FUND (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................     19,463          1.47            (0.28)              1.63               34.83
  Year Ended June 30, 2004..............     16,679          1.53            (0.41)              1.68               51.51
  Year Ended June 30, 2003..............     10,698          1.57            (0.40)              1.82               53.51
  Year Ended June 30, 2002..............      6,431          1.56            (0.56)              1.86               73.63
  Year Ended June 30, 2001..............      1,046          1.57            (0.42)              1.85               36.68
  Year Ended June 30, 2000..............        180          1.57            (0.24)              1.93               64.29
TECHNOLOGY FUND (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................        995          2.31             0.31               3.01               27.61
  Year Ended June 30, 2004..............      1,192          2.30            (1.90)              3.02               16.85
  Year Ended June 30, 2003..............        917          2.30            (1.91)              3.23               29.13
  Year Ended June 30, 2002..............        739          2.30            (2.03)              3.20               33.74
  July 28, 2000 to June 30, 2001 (d)....      1,140          2.28            (1.96)              3.03               76.53
HEALTH SCIENCES FUND (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................      1,053          2.35            (1.32)              2.81               71.12
  Year Ended June 30, 2004..............      1,119          2.35            (1.52)              2.86               47.28
  Year Ended June 30, 2003..............        581          2.35            (1.30)              3.13              106.72
  Year Ended June 30, 2002..............        480          2.35            (1.62)              3.19               67.68
  March 23, 2001 to June 30, 2001 (d)...        452          2.35            (1.60)              6.66                2.34
MARKET NEUTRAL FUND (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................    212,668          2.72(f)         (0.87)              2.96(f)            97.21
  Year Ended June 30, 2004..............    186,136          3.13(f)         (1.64)              3.40(f)           256.52
  May 23, 2003 to June 30, 2003 (d).....     54,094          3.23(f)         (1.16)              3.68(f)             0.00
INTERNATIONAL EQUITY INDEX FUND (CLASS
 C)
  Six Months Ended December 31, 2004
 (Unaudited)............................     10,005          1.81            (0.26)              1.82                3.70
  Year Ended June 30, 2004..............     10,419          1.80             0.48               1.82               12.69
  Year Ended June 30, 2003..............      7,306          1.84             0.52               1.86               11.72
  Year Ended June 30, 2002..............      8,502          1.87            (0.21)              1.87               13.60
  Year Ended June 30, 2001..............      9,908          1.83             0.21               1.85                6.75
  Year Ended June 30, 2000..............     11,442          1.86            (0.17)              2.06               13.85
DIVERSIFIED INTERNATIONAL FUND (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................      1,896          2.05            (0.22)              2.07               44.01
  Year Ended June 30, 2004..............      1,514          2.04             0.68               2.05               50.51
  Year Ended June 30, 2003..............        317          2.08             0.04               2.15               94.26
  Year Ended June 30, 2002..............        543          2.05            (0.35)              2.11              266.10
  Year Ended June 30, 2001..............        844          2.05             0.14               2.07               29.92
  Year Ended June 30, 2000..............        729          2.06             0.30               2.09               17.05

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

 122

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
1. ORGANIZATION:

   As of December 31, 2004, One Group Mutual Funds (the "Trust") was registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Small Cap Growth Fund, the Small Cap Value Fund, the Mid Cap Growth Fund, the Mid Cap Value Fund, the Diversified Mid Cap Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Equity Income Fund, the Diversified Equity Fund, the Balanced Fund, the Equity Index Fund, the Market Expansion Index Fund, the Technology Fund, the Health Sciences Fund, the Market Neutral Fund, the International Equity Index Fund, and the Diversified International Fund, (individually a "Fund", collectively the "Funds") only.

   The Trust had an unlimited number of shares of beneficial interest, with no par value which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust was registered to offer fifty-three series and six classes of shares: Class I, Class A, Class B, Class C, Administrative Class, and Class S. The Funds were each authorized to issue Class I, Class A, Class B, and Class C shares only. Shareholders were entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

   The Small Cap Value Fund is currently closed to new investors. Additional and new investments are only permitted as described in the Fund's prospectus.

   See Note 8 for subsequent events with respect to the reorganization of certain of the Funds and redomiciliation of the Trust as a Delaware Statutory Trust called JPMorgan Trust II.

   Under the Trust's organizational documents, its officers and trustees were indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust entered into contracts with its vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

   For the period ended December 31, 2004, certain shareholders of the Equity Index Fund redeemed or purchased Class I shares and the Fund paid the redemption proceeds primarily by means of a redemption in-kind of the Fund's portfolio securities or received portfolio securities primarily by means of a subscription in-kind in exchange for shares of the Fund. Cash and portfolio securities were transferred on the dates, at the market values listed, and gains for book purposes which resulted from the redemptions in-kind are listed below (amounts in thousands):

                                                                            REALIZED
       FUND                                       DATE      MARKET VALUE     GAINS              TYPE
       ----                                       ----      ------------    --------            ----
       Equity Index Fund......................  12/16/04      $102,196      $ 14,581    Redemption in-kind

                                                12/21/04       120,127        21,683    Redemption in-kind

                                                12/29/04        42,952            --    Subscription in-kind

                                                12/31/04       257,137       181,496    Redemption in-kind

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(Unaudited)

     SECURITY VALUATION

     Listed securities are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not available are valued at the mean of the latest bid and ask price in the principal market where such securities are normally traded. Corporate debt securities, debt securities issued by the U.S. Treasury or a U.S. government agency (other than short-term investments maturing in less than 61 days), and municipal securities are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which the above valuation procedures are inappropriate, when valuations are not readily available or deemed not to reflect fair value are stated at fair value as determined in good faith under procedures approved by the Board of Trustees. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Funds apply fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless the Funds' advisor, Banc One Investment Advisors Corporation (the "Advisor"), determines that sue of another valuation methodology is appropriate. The pricing services uses statistical and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rate in other markets, in determining fair value as of the time a Fund calculates its net asset value.

     FINANCIAL INSTRUMENTS

     Investing in financial instruments such as options, futures, and sales of forward foreign currency contracts involves risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract, and changes in the value of currency relative to the U.S. dollar. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuations in the value of securities held or planned to be purchased by the Funds.

     FOREIGN CURRENCY TRANSLATION

     Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. Appreciation or depreciation from investments due to fluctuations in foreign currency exchange rates is not separately disclosed. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     FORWARD FOREIGN CURRENCY CONTRACTS

     Forward foreign currency contracts are valued at the daily exchange rate of the underlying currency. Purchases and sales of forward foreign currency contracts having the same settlement date are presented net on the Statement of Assets and Liabilities. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized appreciation or depreciation until the contract settlement date. Gains or losses from the sale of forward foreign currency contracts having

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 124

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(Unaudited)

     the same settlement date are recorded as realized on the date of offset; otherwise gains or losses are recorded as realized on settlement date.

     FUTURES CONTRACTS

     The Funds (except the Market Neutral Fund) may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. The Fund's primary purpose in entering in futures contracts is to protect that Fund from fluctuations in the value of securities without actually buying or selling that underlying equity security. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

     Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying index. The Funds recognize a gain or loss equal to the variation margin.

     The following is a summary of long future positions as of December 31, 2004.

                                                                                       CURRENT    UNREALIZED
                                                                           OPENING     MARKET       GAIN/
                                                             NUMBER OF    POSITIONS     VALUE        LOSS
       FUND                            CONTRACT TYPE         CONTRACTS      (000)       (000)       (000)
       ----                            -------------         ---------    ---------    -------    ----------
       Equity Index Fund.........  S&P 500,                     108        $32,294     $32,770       $476
                                     March 2005 Futures

       Market Expansion Index....  S&P Mid 400,                   7            446         466         20
                                     March 2005 Futures

                                   Russell Mini Index,           14            879         916         37
                                     March 2005 Futures

       International               Topix Index, March             6            641         672         31
         Equity Index Fund.......  2005 Futures

                                   DJ Euro Stoxx 50,             25            993       1,002          9
                                     March 2005 Futures

                                   FTSE 100 Index,                5            451         461         10
                                     March 2005 Futures

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that are deemed by the Advisor, an indirectly wholly owned subsidiary of JPMorgan Chase & Co., to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is valued at amortized cost. The Fund requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

     SHORT SALES

     The Market Neutral Fund is authorized to engage in short-selling of equity securities. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(Unaudited)

     securities. To complete a short sale, the Fund will arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker as collateral until the Fund replaces the borrowed securities at their prevailing market value sometime in the future. In addition to the sale proceeds retained by the broker, the Fund's custodian maintains a segregated account of securities and cash as collateral for short sales. This segregated account includes the securities held long as shown in the Schedule of Portfolio Investments. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates.

     SECURITIES LENDING

     To generate additional income, each Fund (other than Market Neutral Fund) may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The cash collateral received by the Funds was pooled and at December 31, 2004, was invested in Repurchase Agreements (with interest rates from 2.20% to 2.34% and maturity dates of January 3, 2005), Commercial Paper (with interest rates of 2.41%, and a maturity dates of March 11, 2005), Certificates of Deposit (with interest rates of 2.34%, and a maturity dates of July 26, 2005), and Master Notes (with interest rates ranging from 2.15% to 2.58% and maturity dates of February 22, 2005 to January 26, 2007). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

     Prior to October 18, 2004 for all Funds except Balanced Fund (which was prior to December 6, 2004), the Advisor served as lending agent. Also, Bank One Trust Company, N.A. served as sub-custodian for the securities lending program and received a subcustody fee based on the value of collateral received from borrowers.

     On October 18, 2004, the Funds' custodian, JPMorgan Chase Bank N.A. ("JPMCB") an affiliate of the Funds, was appointed as lending agent (December 6, 2004 for the Balanced Fund). JPMCB receives a fee equal to (i) 6 basis points (.06 of 1%), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of U.S. Securities outstanding during a given month under this Lending Agreement; and (ii) 11.42 basis points (.1142 of 1%), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of non-U.S. Securities outstanding during a given month under this Lending Agreement. For the period October 18, 2004 (December 6, 2004 for the Balanced Fund) to December 31, 2004, JPMCB has voluntarily reduced it fees to: (i) 5 basis points (.05 of 1%) for each Loan of U.S. Securities and (ii) 10 basis points (.1 of 1%) for each Loan of non-U.S. Securities, respectively. Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 126

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(Unaudited)

     As of December 31, 2004, the following Funds had securities with the following market values on loan and for the period then ended, these Funds paid the following amounts to related party affiliates (amounts in thousands):

                                                                                     MARKET
                                            SUB-CUSTODY    SECURITIES LENDING       VALUE OF         MARKET VALUE OF
       FUND                                  FEES PAID         FEES PAID          COLLATERAL*       LOANED SECURITIES
       ----                                 -----------    ------------------     -----------       -----------------
       Small Cap Growth Fund..............      $35               $33               $200,170             $196,635

       Small Cap Value Fund...............       35                27                187,126              182,727

       Mid Cap Growth Fund................       77                23                     --                   --

       Mid Cap Value Fund.................       35                18                 96,900               95,564

       Diversified Mid Cap Fund...........       22                13                 78,763               77,367

       Large Cap Growth Fund..............       31                18                103,193              101,327

       Large Cap Value Fund...............       19                 7                 53,738               52,900

       Equity Income Fund.................        6                 3                 31,850               31,349

       Diversified Equity.................       35                 6                 50,492               49,413

       Balanced Fund......................       13                 2                 31,147               30,572

       Equity Index Fund..................       45                12                     --                   --

       Market Expansion Index Fund........       17                21                126,641              124,188

       Health Sciences Fund...............       --(+)             --(+)               4,483                4,374

       Technology Fund....................       --(+)             --(+)               3,202                3,143

       International Equity Index Fund....       63                30                104,371               99,018

       Diversified International Fund.....       66                 1                 30,070               28,326

     -----------------
      * Includes securities and cash collateral.

      (+) Amount is less than $500.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid quarterly except for the Market Neutral Fund, the Technology Fund, the Health Sciences Fund, the International Equity Index Fund, and the Diversified International Fund

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(Unaudited)

     which declare and pay dividends, if any, at least annually and the Equity Income Fund and the Balanced Fund which declare and pay dividends monthly. Dividends are declared separately for each class.

     No class has preferential rights; differences in per share dividend rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards, foreign currency transactions, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets. Certain funds also utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

     FEDERAL INCOME TAXES

     The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all their taxable income to shareholders. Therefore, no federal income tax provision is required.

3. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor were parties to an investment advisory agreement under which the Advisor is entitled to a fee, computed daily and paid monthly, at the annual rate of 0.74% of the average daily net assets on the first $1.5 billion, 0.70% of the average daily net assets on the next $500 million, 0.65% of the average daily net assets on the next $3.5 billion, and 0.60% of the average daily net assets over $5.5 billion of the Small Cap Growth Fund, the Small Cap Value Fund, the Mid Cap Growth Fund, the Mid Cap Value Fund, the Diversified Mid Cap Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Equity Income Fund, and the Diversified Equity Fund; 0.65% of the average daily net assets of the Balanced Fund; 0.30% of the average daily net assets of the Equity Index Fund; 0.35% of the average daily net assets of the Market Expansion Index Fund; 1.00% of the average daily net assets of the Technology Fund; 0.85% of the average daily net assets of the Health Sciences Fund; 1.25% of the average daily net assets of the Market Neutral Fund; 0.55% of the average daily net assets of the International Equity Index Fund; and 0.80% of the average daily net assets of the Diversified International Fund. Effective February 19, 2005, the Advisor was renamed JPMorgan Investment Advisors Inc. and is paid at the fee rates shown in the table below:

                                                                      RATE AS OF
   FUND                                                            FEBRUARY 19, 2005
   ----                                                            -----------------
   Small Cap Growth Fund.......................................          0.65%

   Small Cap Value Fund........................................          0.65%

   Mid Cap Growth Fund.........................................          0.65%

   Mid Cap Value Fund..........................................          0.65%

   Diversified Mid Cap Fund....................................          0.65%

   Large Cap Growth Fund.......................................          0.50%

   Large Cap Value Fund........................................          0.40%

   Equity Income Fund..........................................          0.40%

   Equity Index Fund...........................................          0.25%

   Market Expansion Index Fund.................................          0.25%

   Technology Fund.............................................          1.00%

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 128

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(Unaudited)

                                                                      RATE AS OF
   FUND                                                            FEBRUARY 19, 2005
   ----                                                            -----------------
   Market Neutral Fund.........................................          1.25%

   International Equity Index Fund.............................          0.55%

   The Trust and One Group Administrative Services, Inc. (the "Administrator"), an affiliate of JPMorgan Chase & Co., were parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust average daily net assets (excluding the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund (the "Investor Funds") and the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion.

   Effective February 19, 2005, the Administrator was renamed JPMorgan Funds Management, Inc. ("JPMFM"). JPMFM and the Trust became parties to an administration agreement with the JPMorgan Funds. Under the administration agreement, the Administrator provides services for a fee that is computed daily and paid monthly at the annual rate equal to 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex and 0.075% of the average daily net assets in excess of $25 billion for all non-money market funds.

   One Group Dealer Services, Inc., (the "Distributor"), an affiliate of JPMorgan Chase & Co., serves the Trust as Distributor. The Trust and the Distributor were parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B, and Class C shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust paid the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds and 1.00% of the average daily net assets of the Class B shares and Class C shares of each of the Funds. Currently, the Distributor has contractually agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A shares of each Fund. For the period ended December 31, 2004, the Distributor received $3,107,793 from commissions earned on sales of Class A shares and redemption of Class B shares and Class C shares, of which, the Distributor re-allowed $426,330 to affiliated broker-dealers of the Funds. Effective February 19, 2005, the Distributor was renamed JPMorgan Distribution Services, Inc. ("JPMDS"), and is paid a fee of 0.25% of the average net assets of the Class A shares of each of the Funds and 0.75% of the average daily net assets of the Class B and Class C shares of each of the Funds.

   The Advisor, the Administrator, and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses through October 31, 2006 for the following Funds and amounts:

   FUND                                                          CLASS I     CLASS A     CLASS B     CLASS C
   ----                                                          -------     -------     -------     -------
   Small Cap Growth Fund.......................................    1.05%+      1.30%+      2.05%+      2.05%+

   Small Cap Value Fund........................................    1.00        1.25        2.00        2.00

   Mid Cap Growth Fund.........................................     .99        1.24        1.99        1.99

   Mid Cap Value Fund..........................................     .99        1.24        1.99        1.99

   Diversified Mid Cap Fund....................................     .99        1.24        1.99        1.99

   Large Cap Growth Fund.......................................     .99        1.24        1.99+       1.99+

   Large Cap Value Fund........................................     .99        1.24        1.99        1.99

   Equity Income Fund..........................................     .99+       1.24        1.99        1.99

   Diversified Equity Fund*....................................     .99        1.24        1.99        1.99

   Balanced Fund*..............................................     .89        1.14        1.89        1.89

   Equity Index Fund...........................................     .35         .60        1.35        1.35

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(Unaudited)

   FUND                                                          CLASS I     CLASS A     CLASS B     CLASS C
   ----                                                          -------     -------     -------     -------
   Market Expansion Index Fund.................................     .57         .82        1.57        1.57

   Health Sciences Fund*.......................................    1.35        1.60        2.35        2.35

   Technology Fund.............................................    1.30        1.55        2.30        2.30

   Market Neutral Fund.........................................    1.50        1.75        2.50        2.50

   International Equity Index Fund.............................     .93        1.18        1.93        1.93

   Diversified International Fund*.............................    1.10        1.35        2.10        2.10

   Waivers in addition to those in the table above are considered voluntary.
   ---------------
   * The contractual expense caps were in existence until February 19, 2005, at which time the Fund was acquired (see subsequent events footnote).

     + Effective February 19, 2005, operating expenses will be limited to 1.00%, 1.25%, 1.87%, and 1.87% for Class I, Class A, Class B and Class C, respectively, for Small Cap Growth Fund, 1.78% for Class B and Class C of Large Cap Growth Fund, and 0.89% for Class I of Equity Income Fund.

   The Funds may invest in one or more money market funds advised by JPMorgan Investment Advisors Inc. or its affiliates. The Advisor and Administrator will waive and/or reimburse its advisory and administrative fee, respectively, from the Funds in an amount sufficient to offset any doubling up of investment advisory and administration fees related to each Fund's investment in an affiliated money market fund to the extent required by law.

   On August 12, 2004, the Board of Trustees approved an agreement with JPMCB to act as the Funds' custodian. The transition to JPMCB from the previous service provider was completed on October 18, 2004 for all Equity Funds except the Balanced Fund. The transition for the remaining Fund was completed on December 6, 2004. The Administrator is responsible for providing fund accounting services under the Management and Administration Agreement. Fund accounting services were transitioned to JPMCB on October 18, 2004 for the Equity Funds except the Balanced Fund and on December 6, 2004 for the remaining Fund, from the prior service provider, but those services are still being provided to the Funds under such Management and Administration Agreement with the Administrator. Effective February 19, 2005, fund accounting fees will be charged as an additional direct fee to the Funds, rather than being embedded in the fees under the Management and Administration Agreement, and the change is not anticipated to have a significant impact on the Funds' operations or their expenses. The amounts paid to JPMCB by the Funds for custody services are as follows and are included in Custodian fees in the Statement of Operations (amounts in thousands):

                                                                 CUSTODY FEES
                                                                 ------------
   Small Cap Growth Fund.......................................      $  9

   Small Cap Value Fund........................................         9

   Mid Cap Growth Fund.........................................        16

   Mid Cap Value Fund..........................................        11

   Diversified Mid Cap Fund....................................         6

   Large Cap Growth Fund.......................................        14

   Large Cap Value Fund........................................         9

   Equity Income Fund..........................................         4

   Diversified Equity Fund.....................................        11

   Balanced Fund...............................................        45

   Equity Index Fund...........................................        39

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 130

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(Unaudited)

                                                                 CUSTODY FEES
                                                                 ------------
   Market Expansion Index Fund.................................      $ 19

   Health Sciences Fund........................................         1

   Technology Fund.............................................         1

   Market Neutral Fund.........................................         7

   International Equity Index Fund.............................        78

   Diversified International Fund..............................       119

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

4. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) for the period ended December 31, 2004, were as follows (amounts in thousands):

                                          PURCHASES            SALES
                                         (EXCLUDING         (EXCLUDING        PURCHASES OF         SALES OF
                                       U.S. GOVERNMENT    U.S. GOVERNMENT    U.S. GOVERNMENT    U.S. GOVERNMENT
   FUND                                  SECURITIES)        SECURITIES)        SECURITIES         SECURITIES
   ----                                ---------------    ---------------    ---------------    ---------------
   Small Cap Growth Fund.............     $506,117           $587,359                --                  --

   Small Cap Value Fund..............      175,990             33,439                --                  --

   Mid Cap Growth Fund...............    1,424,918          1,777,055                --                  --

   Mid Cap Value Fund................      805,802            978,143                --                  --

   Diversified Mid Cap Fund..........      573,371            762,844                --                  --

   Large Cap Growth Fund.............    1,414,233          1,470,779                --                  --

   Large Cap Value Fund..............    1,084,121          1,100,596                --                  --

   Equity Income Fund................      205,925            248,893                --                  --

   Diversified Equity Fund...........    1,202,043          1,488,824                --                  --

   Balanced Fund.....................       71,445             47,787             3,918              16,216

   Equity Index Fund.................      133,344            773,592                --                  --

   Market Expansion Index Fund.......      330,154            170,008                --                  --

   Health Sciences Fund..............       14,680             17,109                --                  --

   Technology Fund...................        8,690             11,225                --                  --

   Market Neutral Fund...............    1,153,423            956,047                --                  --

   International Equity Index Fund...       78,247             48,595                --                  --

   Diversified International Fund....      476,578            521,577                --                  --

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(Unaudited)

5. FINANCING ARRANGEMENT:

   The Trust and State Street Bank and Trust Company ("State Street") had a financing arrangement which expired November 23, 2004, under which State Street provided an unsecured uncommitted credit facility in the aggregate amount of $100 million. Interest on borrowings was payable at a rate determined by State Street at the time of borrowing. Effective November 23, 2004, the Trust and JPMCB entered into a financing arrangement under which JPMCB provides an unsecured uncommitted credit facility in the aggregate amount of $100 million. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. As of December 31, 2004, and for the period then ended, there were no loans outstanding.

6. INTERFUND LENDING ARRANGEMENT:

   The Funds and all other funds within the Trust received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Lending Facility ("Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other Fund within the Trust at rates beneficial to both the borrowing and lending funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund Loan Rate is determined by averaging the current repurchase agreement rate and the current bank loan rate. As of December 31, 2004, the Large Cap Growth Fund and the Diversified Equity Fund had outstanding borrowings of $4,214,871 and $7,605,842, respectively, from the Institutional Prime Money Market Fund.

7. LEGAL MATTERS:

   On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in the Trust. Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

   On June 29, 2004, the Advisor entered into agreements with the Securities and Exchange Commission (the "SEC") and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In its settlement with the SEC, the Advisor consented to the entry of an order by the SEC (the "SEC Order") instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, the Advisor or its affiliates agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds. The settlement agreement with the NYAG also requires the Advisor to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over the next five years. In addition, the Advisor has agreed to undertakings relating to, among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an independent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease and desist from violations of certain provisions of the Investment Advisers Act of 1940 (the "Advisers Act") and the 1940 Act, (iv) additional fee-related disclosure to investors, and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrangements.

   Mark A. Beeson, the former president and chief executive officer of the Trust and a former senior managing director of the Trust, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment adviser or registered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

   In addition to the matters involving the SEC and NYAG, over 20 lawsuits have been filed in connection with these circumstances in various state and federal courts around the country. These actions have been transferred to the United

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 132

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(Unaudited)

   States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods and the other was filed as a derivative action on behalf of the Trust and its series. The lawsuits generally relate to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

   These actions name as defendants, among others, Banc One Investment Advisors, Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of JPMorgan Investment Advisors), the Distributor, One Group Services Company (the Funds' former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond
   Fund), certain officers of the Trust and the Advisor, and certain current and former Trustees. The putative class action lawsuit also names the Trust as a defendant. These two actions collectively allege, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Fund's investment advisers and the Distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorneys' fees. These lawsuits are ongoing and, accordingly, an estimate of the financial impact of these actions cannot currently be made.

   The Trust will be reimbursed for all costs associated with these matters to ensure that the Trust incurs no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

   As noted above, the settlement agreement with the NYAG requires the Advisor to establish reduced "net management fee rates" for certain Funds ("Reduced Rate Funds"). "Net Management Fee Rates" means the percentage fee rates specified in contracts between the Advisor and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by the Advisor and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that the Advisor and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as "Reduced Rates." The Reduced Rates will remain in place at least through June 30, 2009. The Reduced Rate Funds contained in this semi-annual report are the Large Cap Value Fund, the Equity Index Fund, the Equity Income Fund and the Diversified Equity Fund, and the Reduced Rates on those Funds were implemented September 27, 2004.

8. SUBSEQUENT EVENTS

   In connection with the integration of the JPMorgan Funds and the Trust, each of the Funds has a new name effective February 19, 2005 as shown below:

   NAME OF FUND AS OF DECEMBER 31, 2004                         NAME OF FUND EFFECTIVE FEBRUARY 19, 2005
   ------------------------------------                         ----------------------------------------
   One Group Small Cap Growth Fund..........................    JPMorgan Small Cap Growth Fund

   One Group Small Cap Value Fund...........................    JPMorgan Small Cap Value Fund

   One Group Mid Cap Growth Fund............................    JPMorgan Diversified Mid Cap Growth Fund

   One Group Mid Cap Value Fund.............................    JPMorgan Diversified Mid Cap Value Fund

   One Group Diversified Mid Cap Fund.......................    JPMorgan Diversified Mid Cap Fund

   One Group Large Cap Growth Fund..........................    JPMorgan Large Cap Growth Fund

   One Group Large Cap Value Fund...........................    JPMorgan Large Cap Value Fund

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(Unaudited)

   NAME OF FUND AS OF DECEMBER 31, 2004                         NAME OF FUND EFFECTIVE FEBRUARY 19, 2005
   ------------------------------------                         ----------------------------------------
   One Group Equity Income Fund.............................    JPMorgan Equity Income Fund

   One Group Equity Index Fund..............................    JPMorgan Equity Index Fund

   One Group Market Expansion Index Fund....................    JPMorgan Market Expansion Index Fund

   One Group Technology Fund................................    JPMorgan Technology Fund

   One Group Market Neutral Fund............................    JPMorgan Multi-Cap Market Neutral Fund

   One Group International Equity Index Fund................    JPMorgan International Equity Index Fund

     REDEMPTION IN-KIND

     On February 4, 2005, certain shareholders of the Equity Index Fund redeemed Class I shares and the Fund paid the redemption proceeds primarily by means of a redemption in-kind of the Fund's portfolio securities. Cash and portfolio securities were transferred at market value of (in thousands) $296,260, which resulted in a gain of (in thousands) $184,439 to the Fund for book purposes.

     On January 20, 2005, certain shareholders of the Funds listed below redeemed Class I shares and the Funds paid the redemption proceeds primarily by means of a redemption in-kind of the Fund's respective portfolio securities. Cash and portfolio securities were transferred at market values listed below which resulted in the gains listed below to the Funds for book purposes (amounts in thousands):

       FUND                                                            MARKET VALUE    REALIZED GAIN
       ----                                                            ------------    -------------
       Large Cap Growth Fund.......................................      $262,457         $80,613
       Large Cap Value Fund........................................       293,682          64,933
       Mid Cap Value Fund..........................................       256,774          69,816

     SERVICE PROVIDER CHANGES

     Pursuant to a shareholder vote, effective February 19, 2005, the International Equity Index Fund's investment advisor became JPMorgan Investment Management, Inc.

     Effective February 19, 2005, JPMDS began providing certain shareholders services to the Funds under a separate Shareholder Servicing Agreement with the Funds. JPMDS receives a non-Rule 12b-1 shareholder servicing fee at an annual rate of 0.25% of the Fund's average daily net assets attributable to each class of shares. JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which JPMDS will pay all or a portion of such financial intermediaries for performing such services.

     REORGANIZATION AND REDOMICILIATION OF ONE GROUP MUTUAL FUNDS

     On August 12, 2004, the Board of Trustees approved an Agreement and Plan of Reorganization and Redomiciliation providing for the reorganization and redomiciliation of each series of the Trust as a corresponding series of JPMorgan Trust II, a Delaware statutory trust.

     At a special meeting of shareholders on January 20, 2005, the shareholders of the Trust approved an Agreement and Plan of Reorganization and Redomiciliation providing for the reorganization and redomiciliation of each series of the Trust as a corresponding series of JPMorgan Trust II, a Delaware statutory trust. Effective as of 5:00 p.m. on February 18, 2005, pursuant to the Agreement and Plan of Reorganization and Redomiciliation, the Funds were each reorganized and redomiciled, by means of a tax-free reorganization, as a separate series of JPMorgan Trust II.

     As of February 19, 2005, the Trust is registered to offer forty-three series and twelve classes of shares.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 134

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(Unaudited)

     MERGER OF FUNDS

     On August 12, 2004, the Board of Trustees of the One Group Mutual Funds, and on August 19, 2004, the Board of Trustees of the JPMorgan Funds, each approved management's proposal to merge the following funds:

                          TARGET FUND                                        ACQUIRING FUND
                          -----------                                        --------------
       One Group Balanced Fund                             JPMorgan Diversified Fund (a series of J.P. Morgan
                                                             Institutional Funds)

       One Group Diversified Equity Fund                   JPMorgan U.S. Equity Fund (A series of J.P. Morgan
                                                             Institutional Funds)

       One Group Diversified International Fund            JPMorgan International Equity Fund (a series of
                                                             J.P. Morgan Mutual Fund Select Group)

       One Group Health Sciences Fund                      JPMorgan Global Healthcare Fund (A series of J.P.
                                                             Morgan Series Trust)

       JPMorgan Equity Income Fund (a series of J.P.       One Group Equity Income Fund
         Morgan Mutual Fund Investment Trust)

       JPMorgan Equity Growth Fund (a series of J.P.       One Group Large Cap Growth Fund
         Morgan Mutual Fund Investment Trust)

       JPMorgan Small Cap Growth Fund (a series of J.P.    One Group Small Cap Growth Fund
         Morgan Fleming Mutual Fund Group, Inc.) and
         JPMorgan U.S. Small Company Opportunities Fund
         (a series of J.P. Morgan Funds)

     The Agreements and Plans of Reorganization with respect to the One Group Balanced Fund, One Group Diversified Equity Fund, One Group Diversified International Fund and One Group Health Sciences Fund were approved by those Funds' shareholders at a special meeting of shareholders held on January 20, 2005. The Agreement and Plan of Reorganization with respect to each of the other proposed mergers was approved by the respective Target Fund's shareholders at special meetings of shareholders held on January 20, 2005 and adjourned and reconvened on February 3, 2005.

     The mergers were effective as of 5:00 p.m. on February 18, 2005. The Acquiring Funds acquired all of the assets and liabilities of the corresponding Target Funds as shown in the table below. Each merger transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. Pursuant to each Agreement and Plan of Reorganization, shareholders of the Target Funds received a number of shares of the corresponding class in the corresponding Acquiring Funds with a value equal to their holdings in the respective Target Fund as of the close of business on the date of the reorganization.

     The following is a summary of Shares Outstanding, Net Assets, Net Asset Value's Per Share and Net Unrealized Appreciation immediately before and after the Reorganization (amounts in thousands, except per share amounts):

                                                                          REORGANIZATION
                                                      ------------------------------------------------------
                                                                                   NET ASSET
                                                                                     VALUE          NET
                                                        SHARES                        PER        UNREALIZED
                                                      OUTSTANDING    NET ASSETS      SHARE      APPRECIATION
                                                      -----------    ----------    ---------    ------------
   TARGET FUND
   JPMorgan Equity Income Fund......................                                              $ 12,535
     Class A........................................        569      $   18,431     $32.37
     Class B........................................        236      $    7,621     $32.33
     Class C........................................        109      $    3,534     $32.30
     Select Class...................................      1,095      $   35,445     $32.37

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(Unaudited)

                                                                          REORGANIZATION
                                                      ------------------------------------------------------
                                                                                   NET ASSET
                                                                                     VALUE          NET
                                                        SHARES                        PER        UNREALIZED
                                                      OUTSTANDING    NET ASSETS      SHARE      APPRECIATION
                                                      -----------    ----------    ---------    ------------
   ACQUIRING FUND
   One Group Equity Income Fund.....................                                              $152,293
     Class A........................................      6,215      $   95,757     $15.41
     Class B........................................      3,937      $   60,478     $15.36
     Class C........................................        284      $    4,362     $15.36
     Class I........................................     20,836      $  322,563     $15.48
   POST REORGANIZATION
   JPMorgan Equity Income Fund......................                                              $164,828
     Class A........................................      7,411      $  114,188     $15.41
     Class B........................................      4,434      $   68,099     $15.36
     Class C........................................        514      $    7,896     $15.36
     Select Class...................................     23,125      $  358,008     $15.48
   TARGET FUND
   One Group Diversified Equity Fund................                                              $255,067
     Class A........................................     11,506      $  136,622     $11.87
     Class B........................................      2,016      $   22,989     $11.41
     Class C........................................        660      $    7,589     $11.49
     Class I........................................    122,504      $1,460,091     $11.92
   ACQUIRING FUND
   JPMorgan U.S. Equity Fund........................                                              $ 98,087
     Class A........................................      4,847      $   52,454     $10.82
     Class B........................................      2,176      $   23,342     $10.73
     Class C........................................        395      $    4,232     $10.73
     Select Class...................................     30,754      $  332,433     $10.81
     Institutional Class............................      5,874      $   63,502     $10.81
   POST REORGANIZATION
   JPMorgan U.S. Equity Fund........................                                              $353,154
     Class A........................................     17,469      $  189,076     $10.82
     Class B........................................      4,319      $   46,331     $10.73
     Class C........................................      1,102      $   11,821     $10.73
     Select Class...................................    165,838      $1,792,524     $10.81
     Institutional Class............................      5,874      $   63,502     $10.81
   TARGET FUND
   JPMorgan Equity Growth Fund......................                                              $  3,228
     Class A........................................        531      $   14,694     $27.65
     Class B........................................        254      $    6,831     $26.86
     Class C........................................         28      $      755     $26.84
     Select Class...................................        908      $   25,562     $28.16
   ACQUIRING FUND
   One Group Large Cap Growth Fund..................                                              $288,347
     Class A........................................     15,923      $  236,848     $14.88
     Class B........................................     18,059      $  247,422     $13.70
     Class C........................................        967      $   13,132     $13.58
     Class I........................................     86,413      $1,263,817     $14.63

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 136

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(Unaudited)

                                                                          REORGANIZATION
                                                      ------------------------------------------------------
                                                                                   NET ASSET
                                                                                     VALUE          NET
                                                        SHARES                        PER        UNREALIZED
                                                      OUTSTANDING    NET ASSETS      SHARE      APPRECIATION
                                                      -----------    ----------    ---------    ------------
   POST REORGANIZATION
   JPMorgan Equity Growth Fund......................                                              $291,575
     Class A........................................     16,910      $  251,542     $14.88
     Class B........................................     18,558      $  254,253     $13.70
     Class C........................................      1,022      $   13,887     $13.58
     Select Class...................................     88,160      $1,289,379     $14.63
   TARGET FUNDS
   JPMorgan Small Cap Growth Fund...................                                              $    863
     Class A........................................        176      $    1,524     $ 8.64
     Select Class...................................        106      $      938     $ 8.82
     Institutional Class............................        406      $    3,614     $ 8.91
   JPMorgan U.S. Small Company Opportunities Fund...                                              $    801
     Select Class...................................        594      $    6,200     $10.43
   ACQUIRING FUND
   One Group Small Cap Growth Fund..................                                              $ 70,105
     Class A........................................      7,899      $   97,614     $12.36
     Class B........................................      2,866      $   32,547     $11.36
     Class C........................................      1,075      $   12,492     $11.62
     Class I........................................     41,055      $  516,120     $12.57
   POST REORGANIZATION
   JPMorgan Small Cap Growth Fund...................                                              $ 71,769
     Class A........................................      8,023      $   99,138     $12.36
     Class B........................................      2,866      $   32,547     $11.36
     Class C........................................      1,075      $   12,492     $11.62
     Select Class...................................     41,622      $  523,258     $12.57
     Institutional Class............................        288      $    3,614     $12.57
   TARGET FUND
   One Group Diversified International Fund.........                                              $135,411
     Class A........................................      2,528      $   36,808     $14.56
     Class B........................................        816      $   10,696     $13.11
     Class C........................................        139      $    1,822     $13.10
     Class I........................................     74,915      $1,095,703     $14.63
   ACQUIRING FUND
   JPMorgan Fleming International Equity Fund.......                                              $360,889
     Class A........................................      2,739      $   82,279     $30.04
     Class B........................................         47      $    1,407     $29.89
     Class C........................................        482      $   14,387     $29.83
     Select Class...................................     52,128      $1,569,841     $30.12
   POST REORGANIZATION
   JPMorgan International Equity Fund...............                                              $496,300
     Class A........................................      3,964      $  119,087     $30.04
     Class B........................................        405      $   12,103     $29.89
     Class C........................................        543      $   16,209     $29.83
     Select Class...................................     88,516      $2,665,544     $30.12

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(Unaudited)

                                                                          REORGANIZATION
                                                      ------------------------------------------------------
                                                                                   NET ASSET
                                                                                     VALUE          NET
                                                        SHARES                        PER        UNREALIZED
                                                      OUTSTANDING    NET ASSETS      SHARE      APPRECIATION
                                                      -----------    ----------    ---------    ------------
   TARGET FUND
   One Group Balanced Fund..........................                                              $ 35,804
     Class A........................................      8,893      $  115,144     $12.95
     Class B........................................     12,300      $  160,005     $13.01
     Class C........................................        446      $    5,797     $12.99
     Class I........................................      2,026      $   26,208     $12.94
   ACQUIRING FUND
   JPMorgan Diversified Fund........................                                              $ 78,869
     Class A........................................      3,093      $   42,273     $13.67
     Class B........................................        965      $   13,173     $13.66
     Class C........................................         55      $      745     $13.66
     Institutional Class............................     18,978      $  259,640     $13.68
     Select Class...................................     10,243      $  140,208     $13.69
   POST REORGANIZATION
   JPMorgan Diversified Fund........................                                              $114,673
     Class A........................................     11,518      $  157,417     $13.67
     Class B........................................     12,679      $  173,178     $13.66
     Class C........................................        479      $    6,542     $13.66
     Institutional Class............................     18,978      $  259,640     $13.68
     Select Class...................................     12,157      $  166,416     $13.69
   TARGET FUND
   One Group Health Sciences Fund...................                                              $  2,298
     Class A........................................        896      $    9,461     $10.56
     Class B........................................        841      $    8,637     $10.27
     Class C........................................         93      $      959     $10.26
     Class I........................................         30      $      320     $10.64
   ACQUIRING FUND
   JPMorgan Global Healthcare Fund..................                                              $  1,051
     Class A........................................         13      $      188     $14.42
     Select Class...................................        482      $    6,438     $13.35
   POST REORGANIZATION
   JPMorgan Global Healthcare Fund..................                                              $  3,349
     Class A........................................        669      $    9,649     $14.42
     Class B........................................        599      $    8,637     $14.42
     Class C........................................         66      $      959     $14.42
     Select Class...................................        506      $    6,758     $13.35

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

 138

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
DECEMBER 31, 2004
(UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees: and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                            EXPENSES PAID
                                          BEGINNING                         DURING PERIOD,
                                           ACCOUNT       ENDING ACCOUNT       JULY 1 TO
                                            VALUE,           VALUE,          DECEMBER 31,
                                         JULY 1, 2004   DECEMBER 31, 2004      2004(1)
                                         ------------   -----------------   --------------
SMALL CAP GROWTH FUND
 Class I    Actual.....................     $1,000           $1,102             $ 5.16
            Hypothetical(6)............     $1,000           $1,020             $ 4.98
 Class A    Actual.....................     $1,000           $1,100             $ 6.46
            Hypothetical(6)............     $1,000           $1,019             $ 6.24
 Class B    Actual.....................     $1,000           $1,097             $10.37
            Hypothetical(6)............     $1,000           $1,015             $10.01
 Class C    Actual.....................     $1,000           $1,097             $10.37
            Hypothetical(6)............     $1,000           $1,015             $10.01
SMALL CAP VALUE FUND
 Class I    Actual.....................     $1,000           $1,079             $ 5.03
            Hypothetical(6)............     $1,000           $1,020             $ 4.89
 Class A    Actual.....................     $1,000           $1,078             $ 6.31
            Hypothetical(6)............     $1,000           $1,019             $ 6.15
 Class B    Actual.....................     $1,000           $1,074             $10.17
            Hypothetical(6)............     $1,000           $1,015             $ 9.92
 Class C    Actual.....................     $1,000           $1,074             $10.16
            Hypothetical(6)............     $1,000           $1,015             $ 9.92

                  COMPONENTS OF EXPENSES PAID DURING PERIOD(1)
            --------------------------------------------------------
            INVESTMENT                                                 ANNUALIZED
             ADVISORY    ADMINISTRATION   DISTRIBUTION      OTHER       EXPENSE
             FEES(2)        FEES(3)         FEES(4)      EXPENSES(5)     RATIO
            ----------   --------------   ------------   -----------   ----------
SMALL CAP GROWTH FUND
 Class I      $3.86          $0.84           $  --          $0.46         0.98%
              $3.72          $0.81           $  --          $0.45         0.98%
 Class A      $3.86          $0.84           $1.30          $0.46         1.22%
              $3.72          $0.81           $1.26          $0.45         1.22%
 Class B      $3.86          $0.84           $5.21          $0.46         1.96%
              $3.72          $0.81           $5.03          $0.45         1.96%
 Class C      $3.86          $0.84           $5.21          $0.46         1.96%
              $3.72          $0.81           $5.03          $0.45         1.96%
SMALL CAP VALUE FUND
 Class I      $3.79          $0.81           $  --          $0.43         0.96%
              $3.69          $0.78           $  --          $0.42         0.96%
 Class A      $3.79          $0.80           $1.29          $0.43         1.20%
              $3.69          $0.78           $1.26          $0.42         1.20%
 Class B      $3.78          $0.80           $5.16          $0.43         1.94%
              $3.69          $0.78           $5.03          $0.42         1.94%
 Class C      $3.78          $0.80           $5.15          $0.43         1.94%
              $3.69          $0.78           $5.03          $0.42         1.94%

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES, CONTINUED
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
DECEMBER 31, 2004
(UNAUDITED)

                                                                            EXPENSES PAID
                                          BEGINNING                         DURING PERIOD,
                                           ACCOUNT       ENDING ACCOUNT       JULY 1 TO
                                            VALUE,           VALUE,          DECEMBER 31,
                                         JULY 1, 2004   DECEMBER 31, 2004      2004(1)
                                         ------------   -----------------   --------------
MID CAP GROWTH FUND
 Class I    Actual.....................     $1,000           $1,056             $ 4.90
            Hypothetical(6)............     $1,000           $1,020             $ 4.82
 Class A    Actual.....................     $1,000           $1,055             $ 6.18
            Hypothetical(6)............     $1,000           $1,019             $ 6.08
 Class B    Actual.....................     $1,000           $1,051             $ 9.99
            Hypothetical(6)............     $1,000           $1,015             $ 9.86
 Class C    Actual.....................     $1,000           $1,051             $ 9.99
            Hypothetical(6)............     $1,000           $1,015             $ 9.86
MID CAP VALUE FUND
 Class I    Actual.....................     $1,000           $1,065             $ 4.75
            Hypothetical(6)............     $1,000           $1,020             $ 4.66
 Class A    Actual.....................     $1,000           $1,063             $ 6.03
            Hypothetical(6)............     $1,000           $1,019             $ 5.92
 Class B    Actual.....................     $1,000           $1,060             $ 9.86
            Hypothetical(6)............     $1,000           $1,015             $ 9.69
 Class C    Actual.....................     $1,000           $1,060             $ 9.86
            Hypothetical(6)............     $1,000           $1,015             $ 9.69
DIVERSIFIED MID CAP FUND
 Class I    Actual.....................     $1,000           $1,044             $ 4.72
            Hypothetical(6)............     $1,000           $1,020             $ 4.68
 Class A    Actual.....................     $1,000           $1,043             $ 5.99
            Hypothetical(6)............     $1,000           $1,019             $ 5.94
 Class B    Actual.....................     $1,000           $1,039             $ 9.78
            Hypothetical(6)............     $1,000           $1,015             $ 9.72
 Class C    Actual.....................     $1,000           $1,039             $ 9.78
            Hypothetical(6)............     $1,000           $1,015             $ 9.72
LARGE CAP GROWTH FUND
 Class I    Actual.....................     $1,000           $1,023             $ 4.99
            Hypothetical(6)............     $1,000           $1,020             $ 4.99
 Class A    Actual.....................     $1,000           $1,021             $ 6.24
            Hypothetical(6)............     $1,000           $1,019             $ 6.25
 Class B    Actual.....................     $1,000           $1,017             $ 9.99
            Hypothetical(6)............     $1,000           $1,015             $10.03
 Class C    Actual.....................     $1,000           $1,017             $ 9.99
            Hypothetical(6)............     $1,000           $1,015             $10.03
LARGE CAP VALUE FUND
 Class I    Actual.....................     $1,000           $1,035             $ 4.61
            Hypothetical(6)............     $1,000           $1,020             $ 4.59
 Class A    Actual.....................     $1,000           $1,033             $ 5.86
            Hypothetical(6)............     $1,000           $1,019             $ 5.85
 Class B    Actual.....................     $1,000           $1,029             $ 9.65
            Hypothetical(6)............     $1,000           $1,015             $ 9.63
 Class C    Actual.....................     $1,000           $1,030             $ 9.65
            Hypothetical(6)............     $1,000           $1,015             $ 9.62
EQUITY INCOME FUND
 Class I    Actual.....................     $1,000           $1,035             $ 5.01
            Hypothetical(6)............     $1,000           $1,020             $ 4.98
 Class A    Actual.....................     $1,000           $1,033             $ 6.27
            Hypothetical(6)............     $1,000           $1,019             $ 6.24
 Class B    Actual.....................     $1,000           $1,029             $10.04
            Hypothetical(6)............     $1,000           $1,015             $10.02
 Class C    Actual.....................     $1,000           $1,030             $10.05
            Hypothetical(6)............     $1,000           $1,015             $10.02

                  COMPONENTS OF EXPENSES PAID DURING PERIOD(1)
            --------------------------------------------------------
            INVESTMENT                                                 ANNUALIZED
             ADVISORY    ADMINISTRATION   DISTRIBUTION      OTHER       EXPENSE
             FEES(2)        FEES(3)         FEES(4)      EXPENSES(5)     RATIO
            ----------   --------------   ------------   -----------   ----------
MID CAP GROWTH FUND
 Class I      $3.63          $0.81           $  --          $0.46         0.95%
              $3.57          $0.80           $  --          $0.45         0.95%
 Class A      $3.63          $0.81           $1.28          $0.46         1.19%
              $3.57          $0.80           $1.26          $0.45         1.19%
 Class B      $3.62          $0.81           $5.10          $0.46         1.93%
              $3.57          $0.80           $5.04          $0.45         1.93%
 Class C      $3.62          $0.81           $5.10          $0.46         1.93%
              $3.57          $0.80           $5.04          $0.45         1.93%
MID CAP VALUE FUND
 Class I      $3.70          $0.80           $  --          $0.25         0.91%
              $3.63          $0.78           $  --          $0.25         0.91%
 Class A      $3.70          $0.80           $1.28          $0.25         1.16%
              $3.63          $0.78           $1.26          $0.25         1.16%
 Class B      $3.69          $0.80           $5.12          $0.25         1.90%
              $3.63          $0.78           $5.03          $0.25         1.90%
 Class C      $3.69          $0.80           $5.12          $0.25         1.90%
              $3.63          $0.78           $5.03          $0.25         1.90%
DIVERSIFIED MID CAP FUND
 Class I      $3.71          $0.80           $  --          $0.21         0.92%
              $3.68          $0.79           $  --          $0.21         0.92%
 Class A      $3.71          $0.80           $1.27          $0.21         1.16%
              $3.68          $0.79           $1.26          $0.21         1.16%
 Class B      $3.71          $0.79           $5.07          $0.21         1.90%
              $3.68          $0.79           $5.04          $0.21         1.90%
 Class C      $3.71          $0.79           $5.07          $0.21         1.90%
              $3.68          $0.79           $5.04          $0.21         1.90%
LARGE CAP GROWTH FUND
 Class I      $3.77          $0.79           $  --          $0.43         0.98%
              $3.77          $0.79           $  --          $0.43         0.98%
 Class A      $3.76          $0.79           $1.26          $0.43         1.22%
              $3.77          $0.79           $1.26          $0.43         1.22%
 Class B      $3.76          $0.78           $5.02          $0.43         1.96%
              $3.77          $0.79           $5.04          $0.43         1.96%
 Class C      $3.76          $0.78           $5.02          $0.43         1.96%
              $3.77          $0.79           $5.04          $0.43         1.96%
LARGE CAP VALUE FUND
 Class I      $3.68          $0.78           $  --          $0.15         0.90%
              $3.66          $0.78           $  --          $0.15         0.90%
 Class A      $3.67          $0.78           $1.26          $0.15         1.14%
              $3.66          $0.78           $1.26          $0.15         1.14%
 Class B      $3.67          $0.78           $5.05          $0.15         1.88%
              $3.66          $0.78           $5.04          $0.15         1.88%
 Class C      $3.67          $0.78           $5.05          $0.15         1.88%
              $3.66          $0.78           $5.03          $0.15         1.88%
EQUITY INCOME FUND
 Class I      $3.70          $0.81           $  --          $0.50         0.98%
              $3.68          $0.81           $  --          $0.49         0.98%
 Class A      $3.70          $0.81           $1.26          $0.50         1.22%
              $3.68          $0.81           $1.26          $0.49         1.22%
 Class B      $3.69          $0.81           $5.05          $0.49         1.96%
              $3.68          $0.81           $5.04          $0.49         1.96%
 Class C      $3.69          $0.81           $5.05          $0.50         1.96%
              $3.68          $0.81           $5.04          $0.49         1.96%

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

 140

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES, CONTINUED
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
DECEMBER 31, 2004
(UNAUDITED)

                                                                            EXPENSES PAID
                                          BEGINNING                         DURING PERIOD,
                                           ACCOUNT       ENDING ACCOUNT       JULY 1 TO
                                            VALUE,           VALUE,          DECEMBER 31,
                                         JULY 1, 2004   DECEMBER 31, 2004      2004(1)
                                         ------------   -----------------   --------------
DIVERSIFIED EQUITY FUND
 Class I    Actual.....................     $1,000           $1,012             $ 4.48
            Hypothetical(6)............     $1,000           $1,021             $ 4.52
 Class A    Actual.....................     $1,000           $1,011             $ 5.73
            Hypothetical(6)............     $1,000           $1,019             $ 5.78
 Class B    Actual.....................     $1,000           $1,006             $ 9.46
            Hypothetical(6)............     $1,000           $1,016             $ 9.56
 Class C    Actual.....................     $1,000           $1,006             $ 9.46
            Hypothetical(6)............     $1,000           $1,016             $ 9.56
BALANCED FUND
 Class I    Actual.....................     $1,000           $1,007             $ 4.44
            Hypothetical(6)............     $1,000           $1,021             $ 4.49
 Class A    Actual.....................     $1,000           $1,006             $ 5.69
            Hypothetical(6)............     $1,000           $1,019             $ 5.75
 Class B    Actual.....................     $1,000           $1,003             $ 9.41
            Hypothetical(6)............     $1,000           $1,016             $ 9.53
 Class C    Actual.....................     $1,000           $1,002             $ 9.40
            Hypothetical(6)............     $1,000           $1,016             $ 9.52
EQUITY INDEX FUND
 Class I    Actual.....................     $1,000           $1,033             $ 1.77
            Hypothetical(6)............     $1,000           $1,023             $ 1.76
 Class A    Actual.....................     $1,000           $1,031             $ 3.03
            Hypothetical(6)............     $1,000           $1,022             $ 3.02
 Class B    Actual.....................     $1,000           $1,027             $ 6.81
            Hypothetical(6)............     $1,000           $1,018             $ 6.80
 Class C    Actual.....................     $1,000           $1,027             $ 6.81
            Hypothetical(6)............     $1,000           $1,018             $ 6.80
MARKET EXPANSION INDEX FUND
 Class I    Actual.....................     $1,000           $1,072             $ 2.73
            Hypothetical(6)............     $1,000           $1,022             $ 2.66
 Class A    Actual.....................     $1,000           $1,070             $ 2.86
            Hypothetical(6)............     $1,000           $1,022             $ 2.79
 Class B    Actual.....................     $1,000           $1,066             $ 7.85
            Hypothetical(6)............     $1,000           $1,017             $ 7.69
 Class C    Actual.....................     $1,000           $1,067             $ 7.86
            Hypothetical(6)............     $1,000           $1,017             $ 7.69
TECHNOLOGY FUND
 Class I    Actual.....................     $1,000           $  980             $ 6.41
            Hypothetical(6)............     $1,000           $1,019             $ 6.55
 Class A    Actual.....................     $1,000           $  980             $ 7.64
            Hypothetical(6)............     $1,000           $1,017             $ 7.81
 Class B    Actual.....................     $1,000           $  975             $11.30
            Hypothetical(6)............     $1,000           $1,014             $11.59
 Class C    Actual.....................     $1,000           $  975             $11.30
            Hypothetical(6)............     $1,000           $1,014             $11.59
HEALTH SCIENCES FUND
 Class I    Actual.....................     $1,000           $1,038             $ 6.84
            Hypothetical(6)............     $1,000           $1,018             $ 6.79
 Class A    Actual.....................     $1,000           $1,036             $ 8.09
            Hypothetical(6)............     $1,000           $1,017             $ 8.05
 Class B    Actual.....................     $1,000           $1,033             $11.86
            Hypothetical(6)............     $1,000           $1,013             $11.82
 Class C    Actual.....................     $1,000           $1,033             $11.86
            Hypothetical(6)............     $1,000           $1,013             $11.82

                  COMPONENTS OF EXPENSES PAID DURING PERIOD(1)
            --------------------------------------------------------
            INVESTMENT                                                 ANNUALIZED
             ADVISORY    ADMINISTRATION   DISTRIBUTION      OTHER       EXPENSE
             FEES(2)        FEES(3)         FEES(4)      EXPENSES(5)     RATIO
            ----------   --------------   ------------   -----------   ----------
DIVERSIFIED EQUITY FUND
 Class I      $3.62          $0.79           $  --          $0.07         0.88%
              $3.65          $0.80           $  --          $0.07         0.88%
 Class A      $3.62          $0.79           $1.25          $0.07         1.13%
              $3.65          $0.80           $1.26          $0.07         1.13%
 Class B      $3.61          $0.79           $4.99          $0.07         1.87%
              $3.65          $0.80           $5.04          $0.07         1.87%
 Class C      $3.61          $0.79           $4.99          $0.07         1.87%
              $3.65          $0.80           $5.04          $0.07         1.87%
BALANCED FUND
 Class I      $2.46          $0.80           $  --          $1.18         0.88%
              $2.48          $0.81           $  --          $1.20         0.88%
 Class A      $2.46          $0.80           $1.25          $1.18         1.13%
              $2.48          $0.81           $1.26          $1.20         1.13%
 Class B      $2.45          $0.80           $4.98          $1.18         1.87%
              $2.48          $0.81           $5.04          $1.20         1.87%
 Class C      $2.45          $0.80           $4.97          $1.18         1.86%
              $2.48          $0.81           $5.03          $1.20         1.86%
EQUITY INDEX FUND
 Class I      $0.69          $0.75           $  --          $0.33         0.35%
              $0.69          $0.75           $  --          $0.32         0.35%
 Class A      $0.69          $0.75           $1.26          $0.33         0.59%
              $0.69          $0.75           $1.26          $0.32         0.59%
 Class B      $0.69          $0.75           $5.04          $0.33         1.33%
              $0.69          $0.75           $5.04          $0.32         1.33%
 Class C      $0.69          $0.75           $5.04          $0.33         1.33%
              $0.69          $0.75           $5.04          $0.32         1.33%
MARKET EXPANSION INDEX FUND
 Class I      $1.10          $0.81           $  --          $0.82         0.52%
              $1.07          $0.79           $  --          $0.80         0.52%
 Class A      $1.10          $0.81           $0.13          $0.82         0.55%
              $1.07          $0.79           $0.13          $0.80         0.55%
 Class B      $1.09          $0.81           $5.13          $0.82         1.51%
              $1.07          $0.79           $5.03          $0.80         1.51%
 Class C      $1.09          $0.81           $5.14          $0.82         1.51%
              $1.07          $0.79           $5.03          $0.80         1.51%
TECHNOLOGY FUND
 Class I      $2.43          $0.89           $  --          $3.09         1.28%
              $2.48          $0.91           $  --          $3.16         1.28%
 Class A      $2.43          $0.89           $1.23          $3.09         1.53%
              $2.48          $0.91           $1.26          $3.16         1.53%
 Class B      $2.42          $0.89           $4.91          $3.08         2.27%
              $2.48          $0.91           $5.04          $3.16         2.27%
 Class C      $2.42          $0.89           $4.91          $3.08         2.27%
              $2.48          $0.91           $5.04          $3.16         2.27%
HEALTH SCIENCES FUND
 Class I      $2.67          $0.92           $  --          $3.25         1.33%
              $2.65          $0.91           $  --          $3.23         1.33%
 Class A      $2.67          $0.91           $1.26          $3.25         1.58%
              $2.65          $0.91           $1.26          $3.23         1.58%
 Class B      $2.66          $0.91           $5.05          $3.24         2.32%
              $2.65          $0.91           $5.03          $3.23         2.32%
 Class C      $2.66          $0.91           $5.05          $3.24         2.32%
              $2.65          $0.91           $5.03          $3.23         2.32%

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004
Continued

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES, CONTINUED
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
DECEMBER 31, 2004
(UNAUDITED)

                                                                            EXPENSES PAID
                                          BEGINNING                         DURING PERIOD,
                                           ACCOUNT       ENDING ACCOUNT       JULY 1 TO
                                            VALUE,           VALUE,          DECEMBER 31,
                                         JULY 1, 2004   DECEMBER 31, 2004      2004(1)
                                         ------------   -----------------   --------------
MARKET NEUTRAL FUND
 Class I    Actual.....................     $1,000           $1,033             $ 6.30
            Hypothetical(6)............     $1,000           $1,019             $ 6.28
 Class A    Actual.....................     $1,000           $1,032             $ 7.56
            Hypothetical(6)............     $1,000           $1,018             $ 7.53
 Class B    Actual.....................     $1,000           $1,028             $11.32
            Hypothetical(6)............     $1,000           $1,014             $11.31
 Class C    Actual.....................     $1,000           $1,028             $11.31
            Hypothetical(6)............     $1,000           $1,014             $11.30
INTERNATIONAL EQUITY INDEX FUND
 Class I    Actual.....................     $1,000           $1,046             $ 4.03
            Hypothetical(6)............     $1,000           $1,021             $ 3.98
 Class A    Actual.....................     $1,000           $1,045             $ 5.30
            Hypothetical(6)............     $1,000           $1,020             $ 5.24
 Class B    Actual.....................     $1,000           $1,041             $ 9.10
            Hypothetical(6)............     $1,000           $1,016             $ 9.01
 Class C    Actual.....................     $1,000           $1,040             $ 9.09
            Hypothetical(6)............     $1,000           $1,016             $ 9.02
DIVERSIFIED INTERNATIONAL FUND
 Class I    Actual.....................     $1,000           $1,023             $ 5.21
            Hypothetical(6)............     $1,000           $1,020             $ 5.21
 Class A    Actual.....................     $1,000           $1,022             $ 6.45
            Hypothetical(6)............     $1,000           $1,019             $ 6.47
 Class B    Actual.....................     $1,000           $1,018             $10.20
            Hypothetical(6)............     $1,000           $1,015             $10.23
 Class C    Actual.....................     $1,000           $1,018             $10.20
            Hypothetical(6)............     $1,000           $1,015             $10.24

                  COMPONENTS OF EXPENSES PAID DURING PERIOD(1)
            --------------------------------------------------------
            INVESTMENT                                                 ANNUALIZED
             ADVISORY    ADMINISTRATION   DISTRIBUTION      OTHER       EXPENSE
             FEES(2)        FEES(3)         FEES(4)      EXPENSES(5)     RATIO
            ----------   --------------   ------------   -----------   ----------
MARKET NEUTRAL FUND
 Class I      $5.27          $0.81           $  --          $0.22         1.23%
              $5.25          $0.81           $  --          $0.22         1.23%
 Class A      $5.27          $0.81           $1.26          $0.22         1.48%
              $5.25          $0.81           $1.25          $0.22         1.48%
 Class B      $5.26          $0.81           $5.03          $0.22         2.21%
              $5.25          $0.81           $5.03          $0.22         2.21%
 Class C      $5.26          $0.81           $5.02          $0.22         2.21%
              $5.25          $0.81           $5.02          $0.22         2.21%
INTERNATIONAL EQUITY INDEX FUND
 Class I      $2.74          $0.79           $  --          $0.50         0.78%
              $2.71          $0.78           $  --          $0.49         0.78%
 Class A      $2.74          $0.79           $1.27          $0.50         1.03%
              $2.71          $0.78           $1.26          $0.49         1.03%
 Class B      $2.74          $0.79           $5.08          $0.49         1.77%
              $2.71          $0.78           $5.03          $0.49         1.77%
 Class C      $2.74          $0.79           $5.07          $0.49         1.77%
              $2.71          $0.78           $5.04          $0.49         1.77%
DIVERSIFIED INTERNATIONAL FUND
 Class I      $4.00          $0.79           $  --          $0.42         1.02%
              $4.00          $0.79           $  --          $0.42         1.02%
 Class A      $3.99          $0.79           $1.25          $0.42         1.27%
              $4.00          $0.79           $1.26          $0.42         1.27%
 Class B      $3.98          $0.79           $5.01          $0.42         2.00%
              $4.00          $0.79           $5.02          $0.42         2.00%
 Class C      $3.98          $0.79           $5.01          $0.42         2.01%
              $4.00          $0.79           $5.03          $0.42         2.01%

------------

(1) Expenses are equal to the Class' annualized expense ratio in the table above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(2) Investment Advisory Fees are paid to JPMorgan Investment Advisors Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co., for investment advisory services. See Notes to Financial Statements for details.

(3) Administration Fees are paid to JPMorgan Funds Management, Inc., an affiliate of JPMorgan Chase & Co., for various administrative services, including, among other things, fund accounting, shareholder and broker/dealer service support, providing office space for the Funds, preparing and filing various forms required by the Securities and Exchange Commission, and working with the other service providers to the Funds to implement policies established by the Board of Trustees. See Notes to Financial Statements for details.

(4) Distribution Fees are paid to JPMorgan Distribution Services, Inc. (the "Distributor"), an affiliate of JPMorgan Chase & Co., subject to distribution and shareholder servicing plans pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor then pays these fees to various financial intermediaries for sales of Fund share and/or providing services to you, the shareholder. Some distribution fees are retained by the Distributor for other distribution activities relating to the Funds. See Notes to Financial Statements for details.

(5) Other expenses are paid to various service providers that are generally not affiliated with JPMorgan Chase & Co. The total dollar amount of these expenses for each Fund is shown in the Statement of Operations and includes items such as (i) custodian fees, (ii) legal fees, (iii) audit fees, (iv) Trustees fees and expenses, (v) transfer agent fees, (vi) registration fees, and (vii) printing and mailing fees.

(6) Represents the hypothetical 5% annual return before expenses.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

 142

ONE GROUP MUTUAL FUNDS
--------------------------------------------------------------------------------

SPECIAL MEETING OF SHAREHOLDERS                                DECEMBER 31, 2004
(UNAUDITED)

A Special Meeting of Shareholders of One Group Mutual Funds (the "Trust") was held on January 20, 2005, at 522 Fifth Avenue, New York, New York 10036 for purposes of asking shareholders to consider the following proposals:

To approve amendments to One Group's Declaration of Trust to (i) remove the limitation on the maximum number of Trustees on the Board of Trustees, and (ii) permit further amendments to One Group's Declaration of Trust without the vote or consent of shareholders provided that such amendments do not adversely affect the economic value or legal rights of a shareholder. A majority of the shareholders of the Trust approved the amendments by the following votes:

                                                    FOR            AGAINST        ABSTAIN      BROKER NON-VOTES
                                                    ---            -------        -------      ----------------
Declaration of Trust.......................    24,805,053,948    887,689,275    916,523,093      708,523,637

   To elect thirteen (13) Trustees for each One Group. A majority of the shareholders of the Trust approved the election of each Trustee by the following votes:

                                                                     FOR                 AGAINST
                                                                     ---                 -------
William J. Armstrong........................................    26,841,442,090         476,347,862
Roland E. Eppley, Jr. ......................................    26,823,235,586         494,554,366
John F. Finn................................................    26,835,823,235         481,966,717
Dr. Matthew Goldstein.......................................    26,844,013,885         473,776,066
Robert J. Higgins...........................................    26,849,172,856         468,617,096
Peter C. Marshall...........................................    26,840,836,323         476,953,629
Marilyn McCoy...............................................    26,847,164,507         470,625,445
William G. Morton, Jr. .....................................    26,835,592,802         482,197,150
Robert A. Oden, Jr. ........................................    26,842,235,400         475,554,552
Fergus Reid, III............................................    26,829,843,240         487,946,712
Frederick W. Ruebeck........................................    26,838,308,997         479,480,955
James J. Schonbachler.......................................    26,842,107,425         475,682,527
Leonard M. Spalding, Jr. ...................................    26,829,799,417         487,990,535

To approve an Agreement and Plan of Reorganization and Redomiciliation ("Redomiciliation Agreement"), pursuant to which One Group and each of its series (each a "Fund" and, collectively, the "Funds") would be reorganized and redomiciled as separate series of JPMorgan Trust II, a newly-created Delaware statutory trust. A majority of the shareholders of the Trust approved the Agreement and Plan of Reorganization by the following votes:

                                                  FOR            AGAINST         ABSTAIN       BROKER NON-VOTES
                                                  ---            -------         -------       ----------------
Reorganization & Redomiciliation.........    25,126,061,483    408,639,962    1,074,564,870      708,523,637

To approve a new Investment Advisory Agreement for the One Group International Equity Index Fund (the "Fund"), pursuant to which J.P. Morgan Investment Management Inc. would replace Banc One Investment Advisors as investment adviser to that Fund. A majority of the shareholders of the Fund approved the proposal to approve a new Investment Advisory Agreement by the following votes:

                                                                FOR        AGAINST    ABSTAIN    BROKER NON-VOTES
                                                                ---        -------    -------    ----------------
One Group International Equity Index Fund................    35,742,112    299,112    48,244            0

To approve or disapprove the Agreement and Plan of Reorganization of the Funds listed below. A majority of the following Funds approved the Agreement and Plan of Reorganization by the following votes:

                                                             FOR         AGAINST     ABSTAIN    BROKER NON-VOTES
                                                             ---         -------     -------    ----------------
One Group Diversified Equity Fund.....................    94,777,853    2,105,257    219,868       1,820,618
One Group Balanced Fund...............................    11,338,501    1,333,805    783,982         665,953
One Group Health Sciences Fund........................       772,777       63,759     76,878         205,641
One Group Diversified International Fund..............    52,202,117      146,836     40,800         363,666

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

ONE GROUP MUTUAL FUNDS
--------------------------------------------------------------------------------

SPECIAL MEETING OF SHAREHOLDERS, CONTINUED                     DECEMBER 31, 2004
(UNAUDITED)

A Special Meeting of Shareholders of One Group Mutual Funds (the "Trust") was held on January 20, 2005, for all Funds in this Semi-Annual Report except the One Group Technology Fund for which its meeting was held on January 20, 2005, and adjourned and reconvened on February 3, 2005, at 522 Fifth Avenue, New York, New York 10036 for purposes of asking shareholders to consider the following proposals:

To approve the amendment or elimination of certain fundamental investment restrictions of the Funds in order to modernize the Funds' investment restrictions and to increase their investment flexibility. A majority of the shareholders of the following Funds approved the proposals by the following votes:

                                                             FOR         AGAINST     ABSTAIN    BROKER NON-VOTES
                                                             ---         -------     -------    ----------------
BORROWING MONEY
One Group Small Cap Growth Fund.......................    43,819,958    2,227,598    129,954       1,887,754
One Group Small Cap Value Fund........................    26,378,605      921,121    165,027       3,047,294
One Group Mid Cap Growth Fund.........................    63,071,788    3,250,409    417,800       6,159,159
One Group Mid Cap Value Fund..........................    71,666,354    2,495,245    295,697       2,735,303
One Group Diversified Mid Cap Fund....................    32,541,562    1,193,066    100,542         806,049
One Group Large Cap Growth Fund.......................    81,613,455    3,432,483    538,313       2,227,143
One Group Large Cap Value Fund........................    64,560,709      436,729     90,366         763,574
One Group Equity Income Fund..........................    14,295,335      492,970    112,416         641,158
One Group Diversified Equity Fund.....................    94,225,277    2,566,516    311,185       1,820,618
One Group Balanced Fund...............................    11,074,683    1,523,307    858,298         665,953
One Group Equity Index Fund...........................    68,765,148    3,186,265    717,062       5,538,390
One Group Market Expansion Index Fund.................    25,835,603      418,778    145,198       1,100,759
One Group Technology Fund.............................     2,994,514      219,627    166,062         448,511
One Group Health Sciences Fund........................       760,949       78,566     73,898         205,641
One Group Market Neutral Fund.........................    49,930,927      740,946    535,500       9,904,791
One Group International Equity Index Fund.............    34,647,594      308,628     53,874       1,079,372
One Group Diversified International Fund..............    52,171,573      176,595     41,585         363,666
INVESTMENTS IN COMMODITIES AND COMMODITY CONTRACTS
One Group Small Cap Growth Fund.......................    43,790,078    2,255,845    131,587       1,887,754
One Group Small Cap Value Fund........................    26,363,964      935,003    165,785       3,047,294
One Group Mid Cap Growth Fund.........................    63,142,879    3,143,441    453,677       6,159,159
One Group Mid Cap Value Fund..........................    71,644,902    2,501,285    311,108       2,735,303
One Group Diversified Mid Cap Fund....................    32,527,847    1,207,903     99,420         806,049
One Group Large Cap Growth Fund.......................    81,825,095    3,212,503    546,654       2,227,143
One Group Large Cap Value Fund........................    64,560,288      432,154     95,362         763,574
One Group Equity Income Fund..........................    14,298,851      483,182    118,688         641,158
One Group Diversified Equity Fund.....................    94,252,021    2,541,616    309,341       1,820,618
One Group Balanced Fund...............................    11,252,116    1,404,988    799,184         665,953
One Group Equity Index Fund...........................    68,601,375    3,349,359    717,743       5,538,390
One Group Market Expansion Index Fund.................    25,831,889      420,654    147,036       1,100,759
One Group Technology Fund.............................     3,021,930      185,888    172,385         448,511
One Group Health Sciences Fund........................       771,595       67,198     74,621         205,641
One Group Market Neutral Fund.........................    49,895,067      730,738    581,567       9,904,791
One Group International Equity Index Fund.............    34,644,613      311,939     53,544       1,079,372
One Group Diversified International Fund..............    52,172,636      175,840     41,278         363,666
INVESTMENTS FOR PURPOSES OF CONTROL
One Group Small Cap Growth Fund.......................    43,772,204    2,270,513    134,793       1,887,754
One Group Small Cap Value Fund........................    26,283,044    1,010,233    171,475       3,047,294
One Group Mid Cap Growth Fund.........................    63,115,878    3,163,836    460,282       6,159,159
One Group Mid Cap Value Fund..........................    71,702,502    2,444,967    309,826       2,735,303
One Group Diversified Mid Cap Fund....................    32,499,099    1,228,484    107,587         806,049
One Group Large Cap Growth Fund.......................    82,130,320    2,930,929    523,003       2,227,143

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

 144

ONE GROUP MUTUAL FUNDS
--------------------------------------------------------------------------------

SPECIAL MEETING OF SHAREHOLDERS, CONTINUED                     DECEMBER 31, 2004
(UNAUDITED)

                                                             FOR         AGAINST     ABSTAIN    BROKER NON-VOTES
                                                             ---         -------     -------    ----------------
One Group Large Cap Value Fund........................    64,549,293      445,154     93,357         763,574
One Group Equity Income Fund..........................    14,277,545      508,740    114,436         641,158
One Group Diversified Equity Fund.....................    94,257,886    2,519,941    325,151       1,820,618
One Group Balanced Fund...............................    11,236,560    1,376,966    842,762         665,953
One Group Equity Index Fund...........................    69,331,518    2,607,553    729,404       5,538,390
One Group Market Expansion Index Fund.................    25,844,617      411,164    143,798       1,100,759
One Group Technology Fund.............................     2,897,491      303,865    178,847         448,511
One Group Health Sciences Fund........................       749,907       85,884     77,623         205,641
One Group Market Neutral Fund.........................    49,973,714      696,918    536,740       9,904,791
One Group International Equity Index Fund.............    34,634,292      323,973     51,831       1,079,372
One Group Diversified International Fund..............    52,168,693      177,208     43,852         363,666

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2004

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

CONTACT JPMORGAN FUNDS DISTRIBUTION SERVICES AT 1-800-480-4111 FOR A FUND PROSPECTUS. YOU CAN ALSO VISIT US AT WWW.JPMORGANFUNDS.COM. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES AND RISK AS WELL AS CHARGES AND EXPENSES OF THE MUTUAL FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE MUTUAL FUND. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

No sooner than 30 days after the end of each month, the Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the Fund's website at www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the Commission's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record for the 12-month period ended June 30, 2004 is available on the SEC's website at www.sec.gov or at the Fund's website at www.jpmorgan.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.


                                                                [JPMORGAN LOGO]
                                                                Asset Management



TOG-F-041 (2/05)

                               SEMI-ANNUAL REPORT
                       SIX MONTHS ENDED DECEMBER 31, 2004

                                 JPMorgan Funds

                                    Municipal
                                      Bond
                                     Funds



                                                              [JPMorgan Logo]
                                                              Asset Management

ONE GROUP MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Schedules of Portfolio Investments..........................    2
Statements of Assets and Liabilities........................   78
Statements of Operations....................................   80
Statements of Changes in Net Assets.........................   82
Financial Highlights........................................   88
Notes to Financial Statements...............................  102
Schedule of Shareholder Expenses............................  110
Special Meeting of Shareholders.............................  113

IMPORTANT FUND FAMILY UPDATE

As was discussed in prior correspondence, the former JPMorgan Funds and One Group Funds were integrated on February 19, 2005. As shareholders, we hope you share our enthusiasm regarding our "new" fund family resulting from this successful integration. Over the next few weeks and months, you will be hearing more about our integration, and our newly combined fund family. Although the name has changed, our dedication to our investors is steadfast.

This Semi-Annual Report includes the One Group Mutual Funds' financial statements for the semi-annual period ended December 31, 2004 and as such uses the former One Group Fund names. Going forward we will be reporting using the new fund names. To learn more, see the "Subsequent Events" section of the "Notes to Financial Statements" portion of this book, which lists the new fund names.

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

 2

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
 MUNICIPAL BONDS (97.2%):
Alabama (0.6%):
  1,510     Birmingham Airport Authority,
              Airport Revenue, Series B, AMT,
              5.00%, 7/1/09, FSA..............    1,638
    200     Saint Clair County Board of
              Education, School Tax
              Anticipation Warrants, 3.25%,
              2/1/11, FSA.....................      202
    360     Saint Clair County Board of
              Education, School Tax
              Anticipation Warrants, 3.50%,
              2/1/12, FSA.....................      364
    200     Saint Clair County Board of
              Education, School Tax
              Anticipation Warrants, 3.50%,
              2/1/12, FSA.....................      202
    205     Saint Clair County Board of
              Education, School Tax
              Anticipation Warrants, 3.50%,
              2/1/13, FSA.....................      205
    215     Saint Clair County Board of
              Education, School Tax
              Anticipation Warrants, 3.60%,
              2/1/14, Callable 2/1/13 @ 101,
              FSA.............................      215
    250     State Public Housing Authorities
              Capital, Series A, 3.50%,
              1/1/10, FSA.....................      256
                                                -------
                                                  3,082
                                                -------
Alaska (2.7%):
  1,945     Energy Authority Power Revenue,
              6.00%, 7/1/09, FSA..............    2,203
  2,500     North Slope Boro, Capital
              Appreciation, GO, Series A,
              0.00%, 6/30/09, MBIA............    2,169
  1,220     North Slope Boro, Capital
              Appreciation, GO, Series B,
              0.00%, 6/30/07, MBIA............    1,144
  1,500     North Slope Boro, GO, Series A,
              0.00%, 6/30/08, MBIA............    1,359
  2,915     Student Loan Corp., Loan Revenue,
              Series A, 5.65%, 7/1/12,
              Callable 7/1/07 @ 100, AMT,
              AMBAC...........................    3,114
  4,000     Valdez, Marine Term Revenue,
              Series A, 1.80%, 5/1/31,
              Mandatory Put 6/1/05 @ 100......    3,993
                                                -------
                                                 13,982
                                                -------
Arizona (5.1%):
    630     Gila County IDA, Revenue, Cobre
              Valley Community Hospital,
              5.38%, 12/1/07..................      671
  1,650     Maricopa County, IDA, Correctional
              Facilities Revenue, Phoenix West
              Prison, 3.50%, 7/1/08, ACA......    1,671

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 11,705     Maricopa County, IDA, Multi-Family
              Housing Revenue, Coral Point
              Apartments Project, Series A,
              4.95%, 3/1/28, Callable 3/1/06 @
              101.............................   12,016
  3,530     Pima County, IDA, Single Family
              Mortgage Revenue, AMT, 4.55%,
              9/1/25, Callable 3/1/14 @101,
              GNMA/FNMA.......................    3,601
  1,350     Salt River Project, Agriculture
              Improvement & Power Distribution
              Electric Systems Revenue, Series
              C, 6.50%, 1/1/09................    1,547
  1,365     Sedona, Excise Tax Revenue, 5.00%,
              7/1/08, MBIA....................    1,478
  2,000     Tempe Unified High School District
              #213, GO, 5.00%, 7/1/06.........    2,082
  1,000     Tempe Unified High School District
              #213, GO, 5.00%, 7/1/07.........    1,065
  1,180     Tucson & Pima County, IDA, 7.45%,
              7/1/33, Callable 1/1/10 @ 101...    1,187
  1,000     Tucson, GO, 6.40%, 7/1/08, FGIC...    1,130
                                                -------
                                                 26,448
                                                -------
Arkansas (1.8%):
  2,090     Little Rock, Waste Disposal
              Revenue, 4.00%, 5/1/06..........    2,139
  1,005     Northwest Regional Airport
              Authority, Airport Revenue, AMT,
              4.00%, 2/1/09, ACA..............    1,031
  1,090     Northwest Regional Airport
              Authority, Airport Revenue, AMT,
              4.00%, 2/1/07, ACA..............    1,114
  2,000     State Development Finance
              Authority, Exempt Facilities
              Revenue, 2.85%, 8/1/21,
              Mandatory Put 8/1/05 @ 100,
              Waste Management Inc............    1,999
  2,850     State Development Finance
              Authority, Single Family
              Mortgage Revenue, Mortgage
              Backed Securities Program,
              Series B, AMT, 3.50%, 1/1/34,
              Callable 1/1/13 @ 100...........    2,855
                                                -------
                                                  9,138
                                                -------
California (5.2%):
  1,000     ABAG Finance Authority For
              Nonprofit Corps., Certificates
              of Participation, Stanford
              University Hospital, 5.13%,
              11/1/05, Callable 11/1/04 @ 101,
              MBIA............................    1,021

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
California, continued:
  1,395     Housing Finance Agency, Revenue,
              0.00%, 8/1/27, Callable 8/1/09 @
              37.329..........................      406
  5,360     Orange County Housing Finance
              Authority, Homeowner Revenue,
              Series B, AMT, 5.65%, 9/1/34,
              Callable 9/1/13 @ 100,
              GNMA/FNMA.......................    5,734
  1,210     Orange County Water District,
              Certificates of Participation,
              Series B, 4.50%, 8/15/09........    1,309
  2,000     San Francisco City & County
              Airports Commission,
              International Airports Revenue,
              Series 12-A, AMT, 5.70%, 5/1/14,
              Callable 5/1/06 @ 101...........    2,084
  3,000     State Pollution Control Financing
              Authority, Solid Waste Disposal
              Revenue, Republic Services, Inc.
              Project, AMT, 2.85%, 12/1/33,
              Mandatory Put 12/1/04 @ 100.....    3,000
  1,000     State, GO, 6.25%, 9/1/07..........    1,098
  1,875     State, GO, 5.00%, 3/1/08..........    2,015
  3,000     State, GO, Series D-1, 1.95%,
              5/1/33..........................    3,000
  1,850     Statewide Communities Development
              Authority Revenue, Kaiser
              Permanente, Series C, 3.85%,
              8/1/31, Putable 8/1/06 @100.....    1,887
  4,000     Statewide Communities Development
              Authority Revenue, Series G,
              2.30%, 4/1/34, Mandatory Put
              5/1/07 @ 100....................    3,959
  1,475     Statewide Communities Development
              Authority, Insured Health
              Facilities Revenue, L.A. Jewish
              Home, 4.25%, 11/15/08, LOC:
              California State Mortgage.......    1,548
                                                -------
                                                 27,061
                                                -------
Colorado (6.0%):
  6,000     Arapahoe County, Water &
              Wastewater Authority, Revenue,
              Series C, 3.13%, 12/1/23,
              Mandatory Put 12/1/09 @ 100,
              LOC: BNP Paribas................    6,001
  2,500     Countrydale Metropolitan District,
              GO, 3.50%, 12/1/32, Mandatory
              Put 12/1/07 @ 100, LOC: Compass
              Bank............................    2,518

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
  1,065     Delta County Memorial Hospital
              District, Revenue, 3.75%,
              9/1/07..........................    1,084
  1,125     Delta County Memorial Hospital
              District, Revenue, 4.10%,
              9/1/08..........................    1,151
  1,155     Delta County Memorial Hospital
              District, Revenue, 4.45%,
              9/1/09..........................    1,193
  1,570     Denver City & County, GO, Series
              B, 5.75%, 8/1/08................    1,745
  1,590     Denver City & County, Single
              Family Mortgage Revenue, Metro
              Mayors, Series A, AMT, 6.35%,
              11/1/30, Callable 5/1/09 @
              103.50, GNMA/FNMA/FHLMC.........    1,605
  5,000     Department of Transportation,
              Revenue, 6.00%, 6/15/08.........    5,577
    880     El Paso County, Single Family
              Mortgage Revenue, 6.20%,
              11/1/24.........................      917
  2,000     Health Facilities Authority
              Revenue, Catholic Health
              Initiatives, 4.00%, 9/1/05......    2,023
    880     Housing & Finance Authority,
              Multi-Family Housing Revenue,
              3.15%, 10/1/06..................      887
    905     Housing & Finance Authority,
              Multi-Family Housing Revenue,
              3.50%, 10/1/07..................      918
  1,300     Housing Finance Authority, Single
              Family Housing, Revenue, AMT,
              6.45%, 4/1/30, Callable 4/1/09 @
              105.............................    1,341
    850     Hyland Hills Metro Parks &
              Recreation, Colorado Special
              Revenue, Series A, 5.00%,
              12/15/06........................      867
    770     State Health Facilities Authority,
              Revenue, Denver Options, Inc.
              Project, 4.25%, 2/1/07, ACA.....      791
  2,500     Wildgrass Metro District, 2.40%,
              12/1/34, Mandatory Put 12/1/04 @
              100, LOC: Compass Bank..........    2,501
                                                -------
                                                 31,119
                                                -------
Connecticut (1.2%):
  3,000     State, GO, Series B, 5.25%,
              6/15/09.........................    3,319
  2,395     State, GO, Series B, 5.75%,
              11/1/10, Callable 11/1/09 @
              101.............................    2,727
                                                -------
                                                  6,046
                                                -------

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

 4

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
 Delaware (1.4%):
  5,250     State Health Facilities Authority,
              Revenue, Beebe Medical Center
              Project, 2.25%, 6/1/32,
              Mandatory Put 1/1/07 @ 100, LOC:
              PNC Bank N.A....................    5,227
  2,155     State Housing Authority, Single
              Family Mortgage Revenue, Series
              B-1, AMT, 2.00%, 1/1/12.........    2,155
                                                -------
                                                  7,382
                                                -------
District of Columbia (1.5%):
  1,490     District of Columbia, GO, 5.50%,
              6/1/07..........................    1,598
  1,095     District of Columbia, GO, 6.00%,
              6/1/07, MBIA-IBC................    1,152
  4,500     State Convention Center Authority,
              Dedicated Tax Revenue, 5.25%,
              10/1/08.........................    4,922
                                                -------
                                                  7,672
                                                -------
Florida (3.1%):
  1,185     Atlantic Beach, Health Care
              Facilities Revenue, 5.25%,
              10/1/08, ACA....................    1,271
  2,060     Escambia County, Housing Finance
              Authority, Single Family
              Mortgage Revenue, Multi-County
              Project, Series A, AMT, 2.63%,
              10/1/09, GNMA/FNMA..............    2,021
  1,550     Hillsborough County, Housing
              Finance Authority, Multi-Family
              Revenue, Oaks at Riverview
              Project, Series B, AMT, 2.13%,
              1/1/07..........................    1,527
    800     Housing Finance Corp., Revenue,
              4.35%, 7/1/07...................      817
 10,000     University Athletic Association,
              Inc., Athletic Program Revenue,
              3.50%, 10/1/31, Mandatory Put
              10/1/06 @ 100...................   10,179
                                                -------
                                                 15,815
                                                -------
Georgia (1.4%):
  1,290     Gainesville & Hall County Hospital
              Authority, Revenue, Northeast
              Health Systems, Inc. Project,
              3.75%, 5/15/06..................    1,307
    905     Monroe County Development
              Authority, PCR, Oglethorpe Power
              Corp., Series A, 6.70%, 1/1/09,
              MBIA............................    1,040
    500     Monroe County Development
              Authority, PCR, Oglethorpe Power
              Corp., Series A, 6.75%, 1/1/10,
              MBIA............................      586

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Georgia, continued:
  1,000     Municipal Electric Authority,
              Power Revenue, 6.00%, 1/1/06....    1,036
  3,000     State, GO, 6.25%, 9/1/08..........    3,392
                                                -------
                                                  7,361
                                                -------
Hawaii (2.6%):
  2,000     Honolulu City & County, GO, 5.45%,
              9/11/08, MBIA...................    2,198
  5,850     State Airports, System Revenue,
              AMT, 5.00%, 7/1/07..............    6,186
  4,560     State Airports, System Revenue,
              AMT, 5.50%, 7/1/07..............    4,877
                                                -------
                                                 13,261
                                                -------
Illinois (3.9%):
  4,345     Chicago Board of Education, Lease
              Certificates of Participation,
              Series A, 6.25%, 1/1/08.........    4,818
  2,250     Chicago O'Hare International
              Airport, Revenue, Series A,
              5.00%, 1/1/09, MBIA.............    2,443
  1,100     Chicago O'Hare International
              Airport, Revenue, Series D, AMT,
              3.50%, 1/1/06, CIFG.............    1,111
    570     Chicago, GO, 5.00%, 1/1/07,
              AMBAC...........................      600
  2,000     Chicago, GO, Series A, Central
              Loop Project, 0.00%, 12/1/08....    1,788
  1,925     Chicago, Tax Increment Revenue,
              Central Loop Redevelopment,
              Series A, 6.50%, 12/1/08........    2,155
  1,000     Cook County Forest Preservation
              District, GO, 5.00%, 11/15/09,
              AMBAC...........................    1,099
  2,410     Educational Facilities Authority,
              Revenue, Illinois Institution of
              Technology, 6.60%, 12/1/09,
              Callable 12/1/04 @ 102, LOC:
              Radian Insurance................    2,459
    800     Glenview, Multi-Family Housing
              Revenue, Valley Lo Towers II
              Project, 5.20%, 12/1/27,
              Mandatory Put 12/1/07 @ 100,
              FNMA............................      831
  1,450     Kane County School District #129,
              Aurora West Side, GO, Series A,
              6.50%, 2/1/08, MBIA.............    1,620
  1,485     Lake County Community Consolidated
              School, GO, 0.00%, 12/1/06......    1,417
                                                -------
                                                 20,341
                                                -------

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
 Indiana (2.8%):
  5,000     Lawrenceburg, PCR, Indiana
              Michigan Power Co. Project,
              Series F, 2.63%, 10/1/19,
              Mandatory Put 10/1/06 @ 100.....    4,999
    635     New Albany School District, Floyd
              County School Building Corp.,
              First Mortgage Revenue, 5.00%,
              1/15/09, FGIC...................      689
  1,305     New Albany School District, Floyd
              County School Building Corp.,
              First Mortgage Revenue, 5.00%,
              1/15/10, FGIC...................    1,425
  2,500     State Development Finance
              Authority, PCR, Southern Indiana
              Gas & Electric, Series A, 4.75%,
              3/1/25, Mandatory Put 3/1/06 @
              100.............................    2,551
  2,500     State Development Finance
              Authority, PCR, Southern Indiana
              Gas & Electric, Series C, AMT,
              5.00%, 3/1/30, Mandatory Put
              3/1/06 @ 100....................    2,554
  1,055     State Educational Facilities
              Authority, Revenue, Educational
              Facilities, Butler University
              Project, 4.75%, 2/1/08, MBIA....    1,125
    910     Transportation Finance Authority,
              Revenue, Series A, 6.25%,
              11/1/16, Callable 11/1/04 @
              100.............................      913
                                                -------
                                                 14,256
                                                -------
Kentucky (0.1%):
    300     State Housing Corporation, Housing
              Revenue, Series I, AMT, 5.45%,
              7/1/08, Callable 1/1/06 @ 102,
              FHA.............................      311
                                                -------
Louisiana (1.7%):
    910     Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              B-2, AMT, 6.20%, 12/1/29,
              Callable 12/1/07 @ 101,
              FNMA/GNMA FHA/VA................      920
    280     Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              B-2, AMT, 6.75%, 12/1/28,
              Callable 6/1/07 @ 102,
              GNMA/FNMA.......................      281

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
  2,250     Housing Finance Agency, Single
              Family Mortgage Revenue, Home
              Ownership Project, Series A3,
              AMT, 7.45%, 12/1/31, Callable
              9/1/09 @ 101....................    2,271
  4,000     Public Facilities Authority
              Revenue, 4.00%, 5/15/06, MBIA...    4,093
    225     St. Mary Parish, Solid Waste
              Revenue, 5.40%, 3/1/08..........      241
    280     St. Mary Parish, Solid Waste
              Revenue, 5.40%, 3/1/09..........      304
    295     St. Mary Parish, Solid Waste
              Revenue, 5.40%, 3/1/10..........      321
    310     St. Mary Parish, Solid Waste
              Revenue, 5.40%, 3/1/11..........      338
                                                -------
                                                  8,769
                                                -------
Maryland (0.9%):
    250     Baltimore, Pollution Control
              Revenue, General Motors Corp.,
              5.35%, 4/1/08...................      265
  4,250     MMA Financial CDD Senior
              Securitization Trust, Revenue,
              Harmony Pass-Thru Certificates,
              Series A, 3.38%, 5/1/32,
              Callable 5/1/14 @ 103.25, LOC:
              Compass Bank....................    4,264
                                                -------
                                                  4,529
                                                -------
Massachusetts (1.6%):
    590     New Bedford Housing Authority,
              Revenue, Capital Funding
              Program, Series A, 2.05%,
              10/1/06.........................      587
    605     New Bedford Housing Authority,
              Revenue, Capital Funding
              Program, Series A, 2.40%,
              10/1/07.........................      604
    620     New Bedford Housing Authority,
              Revenue, Capital Funding
              Program, Series A, 2.70%,
              10/1/08.........................      621
    635     New Bedford Housing Authority,
              Revenue, Capital Funding
              Program, Series A, 3.00%,
              10/1/09.........................      640
    655     New Bedford Housing Authority,
              Revenue, Capital Funding
              Program, Series A, 3.20%,
              10/1/10.........................      661
  1,525     State Development Finance Agency,
              Revenue, Credit Housing, Chelsea
              Homes, 2.90%, 12/15/06, LOC:
              Fleet National Bank & FHLB......    1,525

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

 6

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Massachusetts, continued:
  2,940     State Development Finance Agency,
              Revenue, VOA Ayer Ltd.
              Partnerships, 2.85%, 12/1/06,
              LOC: Fleet National Bank........    2,942
    750     State, GO, Series B, 6.50%,
              8/1/08..........................      851
                                                -------
                                                  8,431
                                                -------
Michigan (3.1%):
  7,000     Greater Detroit Resource Recovery
              Authority, Revenue, Series A,
              6.25%, 12/13/07, AMBAC..........    7,734
  1,240     Saginaw Hospital Finance
              Authority, Covenant Medical
              Center, Series G, 4.75%,
              7/1/08..........................    1,312
  1,000     State Building Authority, Revenue,
              Facilities Program, Series I,
              5.00%, 10/15/06.................    1,047
  2,925     State Hospital Finance Authority,
              Revenue, Ascension Health
              Credit, Series B, 5.30%,
              11/15/33, Mandatory Put 11/15/06
              @ 100...........................    3,072
  1,695     State Strategic Fund, Limited
              Obligation Revenue, Ford Motor
              Co. Project, Series A, 7.10%,
              2/1/06..........................    1,771
  1,000     Traverse City Area Public Schools,
              GO, 4.35%, 5/1/08...............    1,060
                                                -------
                                                 15,996
                                                -------
Minnesota (0.9%):
  2,200     Hopkins Independent School
              District #270, GO, Series B,
              4.00%, 2/1/08, LOC: School
              District Credit Program.........    2,304
  1,020     Mounds View Independent School
              District #621, GO, Series A,
              5.00%, 2/1/08, LOC: School
              District Credit Program.........    1,098
  1,400     Rosemount Independent School
              District #196, GO, Series A,
              3.50%, 2/1/10, LOC: School
              District Credit Program.........    1,441
                                                -------
                                                  4,843
                                                -------
Mississippi (1.4%):
  5,540     Biloxi Housing Authority,
              Multi-Family Housing Revenue,
              Cadet Point Senior Village,
              3.25%, 12/1/07, Callable 12/1/06
              @ 100, FSA......................    5,540

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Mississippi, continued:
  1,500     Business Financial Corp., Solid
              Waste Disposal Revenue, Waste
              Management Inc. Project, AMT,
              2.30%, 3/1/27, Mandatory Put
              3/1/06 @ 100....................    1,487
                                                -------
                                                  7,027
                                                -------
Missouri (1.6%):
  1,090     Riverview Gardens School District,
              Capital Appreciation, GO, 0.00%,
              4/1/09, FSA.....................      956
  1,090     Riverview Gardens School District,
              Capital Appreciation, GO, 0.00%,
              4/1/10, FSA.....................      910
    665     Riverview Gardens School District,
              Capital Appreciation, GO, 0.00%,
              4/1/11, FSA.....................      528
  2,500     St. Louis International, Airport
              Revenue, Series A, 5.00%,
              7/1/09, FSA.....................    2,713
  1,115     St. Louis, Airport Revenue, 5.00%,
              7/1/07, FSA.....................    1,179
  1,640     State Development Finance Board,
              Infrastructure Facilities
              Revenue, Series D, 5.00%,
              3/1/08..........................    1,741
                                                -------
                                                  8,027
                                                -------
Nebraska (0.4%):
  1,075     Omaha Public Power District,
              Electric Revenue, Series D,
              5.10%, 2/1/08...................    1,160
  1,000     State, Certificates of
              Participation, Nebraska
              Information System Project,
              4.40%, 7/1/08...................    1,062
                                                -------
                                                  2,222
                                                -------
New Hampshire (0.9%):
    505     Health & Educational Facility
              Authority, Revenue, 3.65%,
              7/1/08..........................      509
  4,000     State Business Finance Authority,
              Pollution Control Revenue,
              Series A, AMT, 3.50%, 7/1/27,
              Mandatory Put 2/1/09 @ 100......    3,979
                                                -------
                                                  4,488
                                                -------
New Jersey (2.8%):
  2,435     South Jersey Port Corp., Revenue,
              AMT, 5.00%, 1/1/06..............    2,495
  2,555     South Jersey Port Corp., Revenue,
              AMT, 5.00%, 1/1/07..............    2,670
  2,685     South Jersey Port Corp., Revenue,
              AMT, 5.00%, 1/1/08..............    2,847

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
New Jersey, continued:
  1,105     State Educational Facilities
              Authority, Revenue, Fairleigh
              Dickinson University, Series D,
              5.00%, 7/1/07, ACA..............    1,160
  4,000     State Transportation Trust Fund
              Authority, Transportation
              Systems Revenue, Series A,
              5.25%, 12/15/09.................    4,413
  1,000     State, GO, Series F, 5.50%,
              8/1/08..........................    1,100
                                                -------
                                                 14,685
                                                -------
New Mexico (1.2%):
  5,630     State Highway Common Revenue,
              Senior Subordinate Lien Tax,
              Series A, 5.00%, 6/15/09........    6,145
                                                -------
New York (11.6%):
 11,000     New York City, GO, Series A,
              6.25%, 8/1/08, Callable 8/1/06 @
              101.5, MBIA.....................   11,768
  4,800     New York City, GO, Series A,
              6.25%, 8/1/09, Callable 8/1/06 @
              101.5...........................    5,127
     85     New York City, GO, Series E,
              6.00%, 8/1/16...................       91
    150     New York City, GO, Series E,
              6.00%, 8/1/16, Callable 8/1/06 @
              101.5...........................      159
    500     New York City, GO, Series F,
              5.38%, 8/1/19, Callable 2/1/08 @
              101.............................      534
  2,500     New York City, GO, Series L,
              5.20%, 8/1/08, Callable 8/1/07 @
              101, MBIA.......................    2,690
  2,000     State Dormitory Authority Revenue,
              Mount Sinai School of Medicine,
              5.00%, 7/1/09, MBIA.............    2,181
  5,000     State Urban Development Corp.,
              Correctional & Youth Facilities
              Revenue, Series A, 5.00%,
              1/1/08..........................    5,359
 17,625     State Urban Development Corp.,
              Correctional & Youth Facilities
              Revenue, Series A, 5.25%,
              1/1/21, Mandatory Put 1/1/09 @
              100.............................   19,195
  1,810     State Urban Development Corp.,
              State Facilities Revenue, 5.70%,
              4/1/09..........................    2,020
  7,655     State, GO, Series B, 5.00%,
              8/1/07..........................    8,125
  2,525     Tobacco Settlement Financing
              Corp., Revenue, Series B-1,
              4.00%, 6/1/07...................    2,608
                                                -------
                                                 59,857
                                                -------

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
North Carolina (0.5%):
    150     Robeson County Industrial
              Facilities, Revenue, 6.40%,
              12/1/06.........................      161
  1,000     State Medical Care Community,
              Health Care Facilities Revenue,
              Series A, 3.13%, 11/1/09........      999
  1,500     State Medical Care Community,
              Health Care Facilities Revenue,
              Series A, 3.38%, 11/1/10........    1,504
                                                -------
                                                  2,664
                                                -------
North Dakota (0.3%):
    825     State Housing Finance Agency,
              Revenue, Housing Finance
              Program, Home Mortgage Finance,
              Series B, AMT, 2.95%, 7/1/07....      829
    580     State Housing Finance Agency,
              Revenue, Housing Finance
              Program, Home Mortgage Finance,
              Series B, AMT, 3.30%, 7/1/08....      585
                                                -------
                                                  1,414
                                                -------
Ohio (5.8%):
  1,220     Belmont County, Health Systems
              Revenue, East Ohio Regional
              Hospital, Series A, 5.00%,
              1/1/07..........................    1,271
    820     Celina City School District, GO,
              0.00%, 12/1/11, MBIA............      635
  1,000     Celina City School District, GO,
              0.00%, 12/1/12, MBIA............      734
    675     Chagrin Falls Exempted Village
              School District, Capital
              Appreciation, GO, 0.00%,
              12/1/10, MBIA...................      550
    300     Chagrin Falls Exempted Village
              School District, Capital
              Appreciation, GO, 0.00%,
              12/1/11, MBIA...................      232
    615     Cleveland-Cuyahoga County, Port
              Authority Revenue, Myers
              University Project, Series E,
              4.65%, 5/15/14..................      615

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

 8

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
  6,000     Cleveland-Cuyahoga County, Port
              Authority Revenue, Rock and Roll
              Hall of Fame Project, 3.60%,
              12/1/14, Callable 12/1/04 @ 100,
              FSA.............................    5,990
    230     Columbus Regional Airport
              Authority, Multi-Family Revenue,
              Joseph Knight Towers, Project A,
              AMT, 3.60%, 2/20/09, GNMA.......      232
    480     Columbus Regional Airport
              Authority, Multi-Family Revenue,
              Joseph Knight Towers, Project A,
              AMT, 4.30%, 2/20/14, GNMA.......      485
  2,705     McDonald Tax Exempt Management
              Trust, AMT, 2.12%, 1/15/09,
              Mandatory Put 10/15/05 @ 100....    2,691
  3,290     Montgomery County, Multi-Family
              Housing Revenue, 1.80%,
              11/1/05.........................    3,281
  1,690     State Building Authority, Revenue,
              5.75%, 4/1/09...................    1,896
    640     State Housing Development Corp.,
              Multi-Family Housing Revenue,
              3.75%, 1/1/07...................      658
  1,310     State Housing Finance Agency,
              Mortgage Revenue, AMT, 5.38%,
              3/1/26, Callable 9/1/07 @ 102...    1,324
  1,000     State Water Development Authority,
              Pollution Control Facilities
              Revenue, Water Control Loan
              Fund, 5.50%, 6/1/08.............    1,098
  3,000     State, Revenue, Mental Health
              Capital Facilities, Series II-A,
              4.00%, 8/1/09, AMBAC............    3,162
  5,100     Summit County Port Authority,
              Multi-Family Housing Revenue,
              Eastland Woods Project, Series
              C, 2.65%, 11/1/06...............    5,072
                                                -------
                                                 29,926
                                                -------
Oklahoma (1.3%):
  2,000     Housing Finance Agency,
              Multi-Family Housing Revenue,
              Rental Series A-3, 5.50%,
              11/1/25, Callable 5/1/05 @ 100,
              FNMA............................    2,018
  1,395     Housing Finance Agency, Single
              Family Revenue, AMT, 6.80%,
              9/1/26, Callable 9/1/09 @ 101,
              GNMA/ FNMA......................    1,412

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Oklahoma, continued:
  2,125     Housing Finance Agency, Single
              Family Revenue, AMT, 6.25%,
              9/1/29, Callable 9/1/08 @ 101.5,
              GNMA/FNMA.......................    2,148
  1,115     State, Capital Improvement
              Authority, 5.00%, 6/1/08,
              MBIA............................    1,208
                                                -------
                                                  6,786
                                                -------
Oregon (0.6%):
  3,010     Port Portland, GO, Series A,
              0.00%, 3/1/07...................    2,856
                                                -------
Pennsylvania (2.7%):
  3,935     Delaware River, Joint Toll Bridge
              Revenue, 5.00%, 7/1/06, LOC:
              Community Bridge................    4,092
  1,265     Erie Higher Education Building
              Authority, University Revenue,
              Gannon University Project,
              Series F, 2.25%, 7/1/13,
              Mandatory Put 1/15/07 @ 100,
              LOC: PNC Bank...................    1,253
  2,350     Philadelphia Airport Revenue,
              Series A, 5.50%, 6/15/05,
              AMBAC...........................    2,386
  1,615     Philadelphia Gas Works, Revenue,
              Fifth Series A-1, 5.00%, 9/1/09,
              FSA.............................    1,756
  2,540     Pittsburgh, GO, Series A, 6.00%,
              3/1/06..........................    2,647
  1,360     State Higher Educational
              Facilities Authority, Revenue,
              Mercyhurst College, Series E1,
              2.00%, 11/1/19, Mandatory Put
              11/1/06 @ 100, LOC: PNC Bank
              N.A.............................    1,350
    500     State Higher Educational
              Facilities Authority, Health
              Services Revenue, 5.60%,
              11/15/09, MBIA..................      551
    145     State Housing Finance Agency,
              Single Family Mortgage Revenue,
              Series 65A, AMT, 4.60%,
              10/1/08.........................      152
                                                -------
                                                 14,187
                                                -------
Puerto Rico (2.9%):
  1,000     Commonwealth Public Improvement,
              GO, Series C, 5.00%, 7/1/28,
              Mandatory Put 7/1/08 @ 100,
              MBIA............................    1,080
  1,295     Commonwealth, Public Improvement,
              GO, Series A, 5.00%, 7/1/08.....    1,396
  2,540     Commonwealth, Public Improvement,
              GO, Series C, 5.00%, 7/1/18,
              Mandatory Put 7/1/08 @ 100......    2,724

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Puerto Rico, continued:
  7,955     Commonwealth, Public Improvement,
              GO, Series C, 5.00%, 7/1/18,
              Mandatory Put 7/1/08 @ 100, LOC:
              Radian..........................    8,546
  1,000     Public Buildings Authority,
              Revenue, 5.00%, 7/1/07..........    1,061
                                                -------
                                                 14,807
                                                -------
South Carolina (0.2%):
  1,160     Charleston County School District,
              GO, Series B, 5.00%, 2/1/10.....    1,275
                                                -------
Tennessee (2.1%):
    645     Dyer County, Industrial
              Development Board, IDR,
              Association Project -- Kroger
              Co., 6.00%, 2/1/07, Callable
              2/1/05 @ 101....................      645
  1,000     Energy Acquisition Corp., Gas
              Revenue, Series B, 5.00%,
              9/1/07..........................    1,066
  5,895     Housing Development Agency,
              Homeownership Program, Issue 3A,
              AMT, 0.00%, 7/1/07..............    5,284
  1,020     Housing Development Agency,
              Revenue, AMT, 5.40%, 7/1/09,
              Callable 1/1/06 @ 102...........    1,055
  2,500     Knox County, Health Educational &
              Housing Facilities Revenue,
              7.25%, 1/1/08...................    2,834
                                                -------
                                                 10,884
                                                -------
Texas (4.9%):
    975     Arlington Permanent Improvement,
              GO, 5.00%, 8/15/14, Callable
              8/15/07 @ 100...................    1,035
    230     Brazos County Health Facilities
              Development Corp., Revenue, St.
              Joseph's Hospital & Health
              Center, Series B, 6.00%, 1/1/13,
              Callable 11/12/04 @ 102.........      233
  2,885     Brazos River Authority, PCR,
              Utilities Electric Co., Series
              B, AMT, 5.05%, 6/1/30, Mandatory
              Put 6/19/06 @ 100...............    2,967
  4,600     Brazos River, Harbor Navigation
              District, Revenue, Brazoria
              County Environmental Facilities,
              Dow Chemical Co., Series B-2,
              4.75%, 5/15/33, Mandatory Put
              5/15/07 @ 100...................    4,781

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
  2,900     Brazos River, Harbor Navigation
              District, Revenue, Brazoria
              County Environmental Facilities,
              Dow Chemical Co., Series A-3,
              4.95%, 5/15/33, Mandatory Put
              5/15/07 @ 100...................    3,005
  1,530     El Paso Water & Sewer Revenue,
              5.00%, 3/1/07, AMBAC............    1,615
  3,000     Gulf Coast Waste Disposal
              Authority, Revenue, Waste
              Management, Series A, 2.50%,
              5/1/28, Mandatory Put 5/1/05 @
              100.............................    2,995
  2,000     Houston Airport Systems Revenue,
              4.00%, 7/1/07, FGIC.............    2,065
  1,195     Keller Higher Education Facilities
              Corp., Student Housing Revenue,
              Series A, 4.25%, 6/1/08.........    1,248
  3,000     North Texas Thruway Authority,
              5.00%, 1/1/38, Mandatory Put
              7/1/08 @ 100, AMBAC.............    3,233
  1,555     Southeast Housing Finance Corp.,
              Residual Revenue, Series A,
              0.00%, 11/1/14, Prerefunded
              5/1/05 @ 56.09..................      866
  1,000     State Public Finance Authority,
              Revenue, Unemployment
              Compensation Assessment, Series
              A, 5.00%, 6/15/08, FSA..........    1,081
                                                -------
                                                 25,124
                                                -------
Virginia (1.9%):
  1,000     Big Stone Gap Redevelopment and
              Housing Authority, Correctional
              Facility Lease Revenue, 5.00%,
              9/1/08..........................    1,084
  2,000     Louisa Industrial Development
              Authority, Solid Waste & Sewer
              Disposal Revenue, Series A,
              2.35%, 9/1/30, Mandatory Put
              4/1/07 @ 100....................    1,966
  2,000     Peninsula Ports Authority Coal,
              Terminal Revenue, Dominion
              Terminal Associates Project,
              3.30%, 10/1/33, Mandatory Put
              10/1/08 @ 100, LOC: Dominion
              Energy..........................    1,999
    650     State Housing Development
              Authority, Revenue, Rental
              Housing, Series F, AMT, 4.30%,
              5/1/06..........................      666
    650     State Housing Development
              Authority, Revenue, Rental
              Housing, Series F, AMT, 4.40%,
              5/1/07..........................      675

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

 10

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Virginia, continued:
  2,985     Virginia Beach Development
              Authority, Health Care
              Facilities Revenue, Sentara
              Health Systems, 5.25%, 11/1/10,
              Callable 11/1/08 @ 101..........    3,204
                                                -------
                                                  9,594
                                                -------
Washington (4.0%):
  2,835     King County, GO, Limited Tax,
              Series B, 4.00%, 1/1/09.........    2,982
  2,055     King County, School District #415,
              GO, 6.30%, 12/1/08..............    2,329
  2,000     State Public Power Supply System,
              Revenue, Nuclear Project #2,
              Series A, 6.10%, 7/1/06.........    2,111
  3,550     State Public Power Supply System,
              Revenue, Nuclear Project #2,
              Series A, 0.00%, 7/1/07.........    3,320
  4,195     State Public Power Supply System,
              Revenue, Nuclear Project #2,
              Series A, 0.00%, 7/1/07, MBIA,
              ETM.............................    3,947
  1,475     State Public Power Supply System,
              Revenue, Nuclear Project #2,
              Series A, 0.00%, 7/1/07, ETM....    1,388
  2,500     State Public Power Supply System,
              Revenue, Nuclear Project #2,
              Series A, 5.75%, 7/1/08.........    2,763
  2,140     State Public Power Supply System,
              Revenue, Nuclear Project #3,
              Series B, 0.00%, 7/1/08, FGIC...    1,939
                                                -------
                                                 20,779
                                                -------

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Wisconsin (1.9%):
  7,400     Badger Tobacco Asset
              Securitization Corp., 5.00%,
              6/1/08..........................    7,598
  2,000     State, GO, Series A, 5.00%,
              5/1/07..........................    2,120
                                                -------
                                                  9,718
                                                -------
Wyoming (0.6%):
  1,540     Teton County Hospital District,
              Hospital Revenue, St. Johns
              Medical Center, 5.00%,
              12/1/05.........................    1,553
  1,620     Teton County Hospital District,
              Hospital Revenue, St. Johns
              Medical Center, 5.25%,
              12/1/06.........................    1,663
                                                -------
                                                  3,216
                                                -------
                         Total Municipal Bonds  501,524
                                                -------
MONTHLY DEMAND NOTES (1.6%):
Florida (0.5%):
  2,650     Brevard County Health Facilities
              Authority, Revenue, 5.50%,
              12/1/28, ACA*...................    2,650
                                                -------
Massachusetts (1.1%):
  5,700     Quincy, Revenue, Longs-Quincy
              Hospital Project, 8.62%,
              1/15/11, FSA*...................    5,842
                                                -------
  Total Monthly Demand Notes                      8,492
                                                -------
INVESTMENT COMPANIES (0.8%):
  4,297     Blackrock Provident Institutional
              Funds, Tax-Free Money Market
              Fund............................    4,297
                                                -------
  Total Investment Companies                      4,297
                                                -------
Total (Cost $511,858) (a)                       514,313
                                                =======

------------
Percentages indicated are based on net assets of $516,175.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $3,689
                   Unrealized depreciation......................  (1,234)
                                                                  ------
                   Net unrealized appreciation (depreciation)...  $2,455
                                                                  ======

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

* Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2004.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

The following table represents the credit quality breakdown of the portfolio as a percentage of total investments.

         CREDIT QUALITY BREAKDOWN**
            (AVERAGE QUALITY AA)
----------------------------------------------------
AAA/AAA Insured..............................  42.5%
AA...........................................  22.2%
A............................................  20.2%
BBB..........................................   5.0%
Other/Not Rated..............................  10.1%
----------------------------------------------------

** As of 12/31/04. Portfolio composition subject to change.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

 12

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
 MUNICIPAL BONDS (97.0%):
Alabama (0.9%):
  1,000     21st Century Authority, Tobacco
              Settlement Revenue, 5.00%,
              12/1/07.........................    1,038
  4,300     University of Alabama, University
              Revenue, 5.50%, 10/1/12,
              Callable 10/1/09 @ 100, FGIC....    4,768
                                                -------
                                                  5,806
                                                -------
Alaska (2.4%):
  1,000     North Slope Boro, Capital
              Appreciation, GO, Series B,
              0.00%, 6/30/09, MBIA............      868
  1,520     North Slope Boro, Capital
              Appreciation, GO, Series B,
              0.00%, 6/30/11, MBIA............    1,197
  7,000     North Slope Boro, Capital
              Appreciation, GO, Series B,
              0.00%, 6/30/07, MBIA............    6,561
  2,890     State, IDA, Revenue, Series A,
              AMT, 5.70%, 4/1/11, Callable
              4/1/07 @ 102....................    3,109
  1,480     Student Loan Corp., Student Loan
              Revenue, Series A, AMT, 5.10%,
              7/1/10, Callable 7/1/09 @ 100,
              AMBAC...........................    1,585
  1,560     Student Loan Corp., Student Loan
              Revenue, Series A, AMT, 5.20%,
              7/1/11, Callable 7/1/09 @ 100,
              AMBAC...........................    1,665
                                                -------
                                                 14,985
                                                -------
Arizona (2.1%):
  1,340     Gila County, IDA, Hospital
              Revenue, Cobre Valley Community
              Hospital, 5.75%, 12/1/12,
              Callable 12/1/10 @ 101, ACA.....    1,472
  2,960     Maricopa County, Stadium District
              Revenue, 5.00%, 6/1/08, AMBAC...    3,200
  3,005     Maricopa County, Stadium District
              Revenue, 5.00%, 6/1/09, AMBAC...    3,284
  1,075     Phoenix, IDA, Government Office
              Lease Revenue, 5.00%, 9/15/12,
              Callable 9/15/10 @ 100, AMBAC...    1,173
  1,900     Phoenix, IDA, Government Office
              Lease Revenue, 5.00%, 9/15/13,
              Callable 9/15/10 @ 100, AMBAC...    2,070
  1,875     Phoenix, IDA, Government Office
              Lease Revenue, 5.10%, 9/15/14,
              Callable 9/15/10 @ 100, AMBAC...    2,056
                                                -------
                                                 13,255
                                                -------

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
California (8.7%):
  1,505     ABAG Finance Authority for
              Nonprofit Corp., Multi-Family
              Housing Revenue, AMT, 6.75%,
              4/20/07, GNMA...................    1,565
  2,000     ABAG Finance Authority for
              Nonprofit Corp., Multi-Family
              Housing Revenue, AMT, 5.70%,
              11/1/26, Mandatory Put 11/1/06 @
              100.............................    2,045
  3,250     Anaheim Public Finance Authority,
              Revenue, Public Improvements
              Project, Series C, 6.00%,
              9/1/16, FSA.....................    3,884
  3,000     Golden State Tobacco
              Securitization Corp., Tobacco
              Settlement Revenue, Series B,
              5.63%, 6/1/20, Callable 6/1/07 @
              100.............................    3,129
  3,000     State, GO, 5.00%, 2/1/09..........    3,260
  8,000     State Department of Water
              Resources, Power Supply Revenue,
              Series A, 5.38%, 5/1/17,
              Callable 5/1/12 @ 101...........    8,870
  5,000     State Public Works Board Lease
              Revenue, Department of
              Corrections, Series E, 5.00%,
              6/1/18, Callable 6/1/14 @ 100...    5,422
  3,720     State Public Works Board, Lease
              Revenue, Department of
              Corrections, Series C, 5.50%,
              6/1/20, Callable 12/1/13 @
              100.............................    4,100
  2,500     State Public Works, Board Lease
              Revenue, Department of Mental
              Health, 5.50%, 6/1/18, Callable
              6/1/14 @ 100....................    2,788
  3,095     State Tobacco Securitization
              Corp., Tobacco Settlement
              Revenue, Series B, 5.50%,
              6/1/18, Callable 6/1/07 @ 100...    3,234
  3,000     State, GO, 5.00%, 2/1/10..........    3,279
  5,000     State, GO, 5.25%, 2/1/15, Callable
              8/1/13 @ 100, FGIC..............    5,568
  3,000     State, GO, 5.25%, 2/1/18, Callable
              2/1/13 @ 100....................    3,257

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
California, continued:
  3,000     Statewide Communities Development
              Authority, Revenue, Insured
              Health Facilities, 5.00%,
              11/15/18, Callable 11/1/13 @
              100, LOC: California State
              Mortgage........................    3,153
  1,000     Statewide Communities Development
              Authority, Revenue, Insured
              Health Facilities, 5.25%,
              11/15/23, Callable 11/1/13 @
              100, LOC: California State
              Mortgage........................    1,051
                                                -------
                                                 54,605
                                                -------
Colorado (4.2%):
  1,000     Arapahoe County, School District
              #5, Cherry Creek, GO, 6.00%,
              12/15/14, Callable 12/15/09 @
              100.............................    1,133
  3,000     Denver City & County Airport
              Revenue, 5.25%, 11/15/13,
              Callable 11/15/12 @ 100, FGIC...    3,274
  1,640     Denver City & County, Airport
              Revenue, Series B, AMT, 5.75%,
              11/15/09, Callable 11/15/06 @
              102, MBIA.......................    1,756
  1,690     Douglas County School District #1,
              Series B, 5.75%, 12/15/13,
              Callable 12/15/12 @ 100, FSA....    1,974
  1,000     El Paso County, School District
              #11, Colorado Springs, GO,
              7.10%, 12/1/16, Callable 12/1/07
              @ 125...........................    1,294
  5,000     El Paso County, School District
              #11, Colorado Springs, GO,
              7.13%, 12/1/19, Callable 12/1/07
              @ 125...........................    6,516
  1,350     Health Facilities Authority,
              Revenue, 5.00%, 2/1/17, Callable
              2/1/12 @ 100, ACA...............    1,391
  2,355     Health Facilities Authority,
              Revenue, Steamboat Springs
              Health, 5.75%, 9/15/22, Callable
              9/15/08 @ 101 (b) (c)...........    2,400
    130     Housing Finance Authority,
              Revenue, 5.38%, 8/1/12, Callable
              8/1/10 @ 102....................      130
  2,400     Metropolitan Football Stadium,
              District Sales Tax Revenue,
              Series A, 0.00%, 1/1/10, MBIA...    2,030

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
  1,000     Metropolitan Football Stadium,
              District Sales Tax Revenue,
              Series B, 0.00%, 1/1/11.........      806
  3,410     Water Reservoir & Power
              Development Authority,
              Wastewater Revenue, Series A,
              6.00%, 9/1/10, AMBAC............    3,936
                                                -------
                                                 26,640
                                                -------
Connecticut (0.9%):
  5,000     State, GO, Series A, 5.25%,
              4/15/11.........................    5,608
                                                -------
District of Columbia (1.2%):
  6,455     District of Columbia Water & Sewer
              Authority, Public Utility
              Revenue, 5.50%, 10/1/10,
              Callable 4/1/09 @ 160...........    7,278
                                                -------
Florida (4.1%):
  5,250     Broward County, Resource Recovery
              Revenue, 5.00%, 12/1/06.........    5,485
    475     Clay County, Housing Finance
              Authority, Single Family
              Mortgage Revenue, AMT, 5.25%,
              10/1/07, Callable 4/1/07 @ 102,
              GNMA/ FNMA......................      489
    220     Clay County, Housing Finance
              Authority, Single Family
              Mortgage Revenue, AMT, 6.20%,
              9/1/11, Callable 3/1/05 @ 102,
              GNMA............................      225
    170     Clay County, Housing Finance
              Authority, Single Family
              Mortgage Revenue, AMT, 6.25%,
              9/1/13, Callable 3/1/05 @ 102,
              GNMA............................      174
  1,000     Dade County, Aviation Revenue,
              Series A, 6.00%, 10/1/08,
              Callable 10/1/05 @ 102, AMBAC...    1,046
  3,000     Dade County School Board,
              Certificates of Participation,
              Series B, 5.50%, 5/1/30.........    3,359
  4,000     Dade County School Board,
              Certificates of Participation,
              Series B, 5.00%, 5/1/31.........    4,365
  1,500     Gulf Breeze, Miami Beach Local
              Government Revenue, Series B,
              5.13%, 12/1/20, Putable 12/1/15
              @ 100, FGIC.....................    1,638

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

 14

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
  1,735     Gulf Breeze, Miami Beach Local
              Government Revenue, Series C,
              5.00%, 12/1/15, Callable 12/1/11
              @ 100, FGIC.....................    1,889
  1,185     Indian River County, Hospital
              Revenue, 5.95%, 10/1/09,
              Callable 1/1/07 @ 102, FSA......    1,274
  1,285     Indian River County, Hospital
              Revenue, 6.00%, 10/1/10,
              Callable 1/1/07 @ 102, FSA......    1,383
  4,000     Palm Beach County, Housing Finance
              Authority, Multi-Family Housing
              Revenue, Country Lake, 4.75%,
              6/1/31, Callable 6/1/09 @ 101,
              FNMA............................    4,243
                                                -------
                                                 25,570
                                                -------
Georgia (1.1%):
  1,000     Atlanta Airport Facilities,
              Revenue, Series A, 6.50%,
              1/1/07, AMBAC...................    1,082
  5,000     State, Series D, GO, 5.80%,
              11/1/12, Callable 11/1/09 @
              102.............................    5,795
                                                -------
                                                  6,877
                                                -------
Hawaii (0.8%):
  1,000     Honolulu City & County, GO, Series
              A, 5.60%, 4/1/07, FSA...........    1,072
  3,335     State, GO, Series CM, 6.00%,
              12/1/10, FGIC...................    3,868
                                                -------
                                                  4,940
                                                -------
Illinois (3.5%):
  3,275     Chicago Tax Increment, 5.00%,
              11/15/07, ACA...................    3,452
  1,370     Chicago, Emergency Telephone
              Systems, GO, 5.25%, 1/1/13,
              FGIC............................    1,535
  1,000     Chicago, Emergency Telephone
              Systems, GO, 5.25%, 1/1/15,
              FGIC............................    1,124
  1,000     Chicago, Metro Water Reclamation,
              District-Greater Chicago,
              Capital Improvements, GO, 7.25%,
              12/1/12.........................    1,267
  3,000     Chicago, O'Hare International
              Airport, Revenue, Series A,
              5.63%, 1/1/13, Callable 1/1/06 @
              102, AMBAC......................    3,147

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
  5,300     Chicago, Public Building
              Commission, Revenue, Series A,
              5.25%, 12/1/11, MBIA............    5,949
  1,025     Will County, School District #204,
              GO, 5.38%, 12/1/12, Callable
              12/1/11 @ 100, FSA..............    1,146
  1,350     Winnebago County, School District
              #122, Harlem -- Loves Park
              Refunding, GO, 6.35%, 6/1/07,
              FGIC............................    1,473
  4,445     Winnebago County, School District
              #122, Harlem -- Loves Park
              Refunding, GO, 0.00%, 1/1/13,
              FSA.............................    3,223
                                                -------
                                                 22,316
                                                -------
Indiana (2.4%):
  1,670     Fifth Avenue Housing Development
              Corp., Mortgage Revenue, Section
              8 Assisted Project, Series A,
              5.05%, 8/1/11, Callable 2/1/05 @
              100.............................    1,671
  3,000     Indianapolis Airport Authority
              Revenue, Special
              Facilities-Federal Express Corp.
              Project, 5.10%, 1/15/17, AMT....    3,167
  3,850     Indianapolis, EDR,
              Knob-in-the-Woods Project,
              3.45%, 12/1/24..................    3,858
  1,702     Indianapolis, Multi-Family
              Revenue, Series A, 5.35%,
              12/1/16, Callable 4/1/11 @ 100,
              GNMA............................    1,815
  1,500     Transportation Finance Authority,
              AMBAC, 6.00%, 11/1/11...........    1,741
  2,280     Transportation Finance Authority,
              Highway Revenue, Series A,
              5.75%, 6/1/12, AMBAC............    2,632
                                                -------
                                                 14,884
                                                -------
Iowa (1.0%):
  1,000     Higher Education Loan Authority,
              Revenue, 5.75%, 10/1/13,
              Callable 10/1/12 @ 100, ACA.....    1,112
  5,000     Tobacco Settlement Authority,
              Tobacco Settlement Revenue,
              Series B, 5.50%, 6/1/11.........    5,180
                                                -------
                                                  6,292
                                                -------

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
 Kansas (1.8%):
  1,375     Butler County, Public Building
              Improvement Revenue, 5.25%,
              10/1/12, Callable 10/1/10 @ 100,
              MBIA............................    1,519
  1,600     Butler County, Public Building
              Improvement Revenue, 5.35%,
              10/1/15, Callable 10/1/10 @ 100,
              MBIA............................    1,766
  1,175     Johnson County, School District
              #232, GO, 5.00%, 9/1/12,
              Callable 9/1/10 @ 100, FSA......    1,281
  1,330     Johnson County, School District
              #232, GO, 5.50%, 9/1/13,
              Callable 9/1/10 @ 100, FSA......    1,485
  1,495     Johnson County, School District
              #232, GO, 5.50%, 9/1/14,
              Callable 9/1/10 @ 100, FSA......    1,670
  1,675     Johnson County, School District
              #232, GO, 5.50%, 9/1/15,
              Callable 9/1/10 @ 100, FSA......    1,865
  1,865     Johnson County, School District
              #232, GO, 5.25%, 9/1/16,
              Callable 9/1/10 @ 100, FSA......    2,042
                                                -------
                                                 11,628
                                                -------
Kentucky (0.4%):
    325     Greater Kentucky Housing
              Assistance Corp., Multi-Family
              Housing Revenue, Series A,
              5.90%, 2/1/14, FHA..............      325
  1,000     Kenton County, Public Properties
              Corp., Revenue, Series A, 5.63%,
              12/1/12, Callable 12/1/06 @
              101.............................    1,073
  1,000     State Property & Buildings,
              Commission Revenues, Project
              #73, 5.50%, 11/1/14, Callable
              11/1/11 @ 100...................    1,125
                                                -------
                                                  2,523
                                                -------
Louisiana (1.0%):
  1,000     Port New Orleans Board of
              Commissioners Port Facilities,
              Revenue, AMT, 5.50%, 4/1/08.....    1,087
  4,980     State, GO, Series A, 5.00%,
              4/1/09, FGIC....................    5,450
                                                -------
                                                  6,537
                                                -------

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Maryland (0.5%):
  2,780     State Community Development
              Administration Department,
              Housing and Community
              Development, Single Family
              Housing Revenue, Fifth Series,
              5.95%, 4/1/16, Callable 4/1/06 @
              102.............................    2,893
                                                -------
Massachusetts (0.7%):
  4,000     State, GO, Series A, 5.38%,
              8/1/08..........................    4,378
                                                -------
Michigan (2.4%):
  3,000     Rochester Community School
              District, GO, Series I, 5.50%,
              5/1/09..........................    3,340
  5,445     Royal Oak Hospital Finance
              Authority, Hospital Revenue,
              William Beaumont Hospital,
              6.25%, 1/1/11...................    6,242
  2,500     State Building Authority, Revenue,
              Facilities Program, Series 1,
              5.50%, 10/15/12, Callable
              10/15/11 @ 100..................    2,810
    750     State Building Authority, Revenue,
              Facilities Program, Series 1,
              4.20%, 10/15/21, Callable
              10/15/09 @ 100..................      751
    979     State Housing Development
              Authority, Multi-Family Housing
              Revenue, Huntley Villas
              Apartments, Series A, AMT,
              4.80%, 8/20/12, GNMA............    1,032
  1,000     Sturgis Public School District,
              GO, 5.63%, 5/1/16...............    1,112
                                                -------
                                                 15,287
                                                -------
Minnesota (1.0%):
    730     State Housing Finance Agency,
              Single Family Mortgage Revenue,
              Series C, AMT, 4.85%, 1/1/24,
              Callable 7/1/09 @ 100...........      736
    595     State Housing Finance Agency,
              Single Family Mortgage Revenue,
              Series G, AMT, 6.25%, 7/1/26,
              Callable 1/1/06 @ 102...........      613
  3,575     State Housing Finance Agency,
              Single Family Mortgage Revenue,
              Series L, AMT, 6.25%, 7/1/27,
              Callable 1/1/05 @ 102...........    3,650
  1,000     State Municipal Power Agency
              Electric Revenue, Series A,
              5.25%, 10/1/19, Callable 10/1/14
              @ 100...........................    1,083
                                                -------
                                                  6,082
                                                -------

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

 16

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
 Mississippi (0.2%):
  1,190     Higher Education Assistance Corp.,
              Student Loan Revenue, Series
              B-3, AMT, 5.30%, 9/1/08, GSL....    1,266
                                                -------
Missouri (1.0%):
  1,430     Kansas City Municipal Corp.,
              Revenue, 5.40%, 1/15/08,
              Callable 1/15/06 @ 101, AMBAC...    1,489
  3,105     St. Louis Land Clearance
              Redevelopment Authority,
              Multi-Family Housing Revenue,
              Westminster Place Apartments,
              Series A, 5.95%, 7/1/22, FNMA...    3,271
    660     State Housing Development
              Community, Multi-Family Housing
              Revenue, Series III, 4.70%,
              12/1/11.........................      709
    650     State Housing Development
              Community, Multi-Family Housing
              Revenue, Series III, 4.80%,
              12/1/12, Callable 12/1/11 @
              100.............................      695
                                                -------
                                                  6,164
                                                -------
Montana (0.1%):
    410     State Board Housing, Single Family
              Housing Revenue, Series A-2,
              AMT, 5.10%, 12/1/30, Callable
              6/1/09 @ 100....................      413
                                                -------
Nebraska (1.1%):
  6,665     Public Power, District Revenue,
              Series B, 5.25%, 1/1/14,
              Callable 1/1/08 @ 101, MBIA.....    7,217
                                                -------
Nevada (1.3%):
  8,200     Clark County, PCR, Nevada Power
              Co. Project, 5.30%, 10/1/11,
              Callable 1/1/05 @ 101, ACA......    8,210
                                                -------
New Jersey (2.6%):
  4,500     Economic Development Authority,
              Cigarette Tax Revenue, 5.00%,
              6/15/09, FGIC...................    4,889
  2,395     State Transportation Authority
              Trust Fund, Transportation
              System Revenue, Series B, 6.00%,
              12/15/14, Callable 12/15/11 @
              100, MBIA.......................    2,812
  7,825     State Transportation Corp.,
              Certificates of Participation,
              Federal Transportation
              Administration Grants, Series B,
              5.50%, 9/15/11..................    8,857
                                                -------
                                                 16,558
                                                -------

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
New Mexico (0.5%):
  1,030     University of New Mexico, Revenue,
              Series B, 0.00%, 6/1/07, MBIA...      968
  1,040     University of New Mexico, Revenue,
              Series B, 0.00%, 6/1/08, MBIA...      945
  1,115     University of New Mexico, Revenue,
              Series B, 0.00%, 6/1/09, MBIA...      971
                                                -------
                                                  2,884
                                                -------
New York (12.4%):
  1,160     Erie County, Tobacco Asset
              Securitization Corp., Revenue,
              Series A, 5.38%, 7/15/10........    1,202
  1,505     Erie County, Tobacco Asset
              Securitization Corp., Revenue,
              Series A, 5.50%, 7/15/11,
              Callable 7/15/10 @ 101..........    1,566
  1,025     Erie County, Tobacco Asset
              Securitization Corp., Revenue,
              Series A, 5.50%, 7/15/12,
              Callable 7/15/10 @ 101..........    1,055
  3,745     New York City, GO, Series 1,
              5.75%, 3/15/07, Callable 3/15/06
              @ 101.5, MBIA...................    3,953
  1,770     New York City, GO, Series A,
              5.00%, 8/1/07...................    1,879
    105     New York City, GO, Series A,
              7.00%, 8/1/07...................      114
  2,495     New York City, GO, Series A,
              7.00%, 8/1/07, Callable 8/1/06 @
              101.5...........................    2,700
  2,100     New York City, GO, Series D,
              5.75%, 8/1/07...................    2,266
    650     New York City, GO, Series D,
              5.25%, 8/1/08...................      705
  4,000     New York City, GO, Series D,
              6.50%, 11/1/09, MBIA............    4,654
  1,500     New York City, GO, Series E,
              5.75%, 8/1/12...................    1,701
  3,000     New York City, GO, Series G,
              5.25%, 8/1/07...................    3,203
  5,000     New York City, GO, Series G,
              5.25%, 8/1/08...................    5,420
 10,000     New York City, GO, Series H,
              5.25%, 3/15/15, Callable 3/15/11
              @ 101...........................   11,013
  2,500     New York City, Municipal Water
              Finance Authority, 5.00%,
              6/15/16, Callable 6/15/12 @
              100.............................    2,681
  5,550     New York City, Transitional
              Financial Authority, 5.25%,
              8/1/15..........................    6,168

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
New York, continued:
  3,000     Sales Tax Asset Receivable Corp.,
              Revenue, Series A, 5.00%,
              10/15/26, Callable 10/15/14 @
              100, MBIA.......................    3,144
  2,220     State, GO, Series B, 5.00%,
              8/1/06..........................    2,311
  2,865     State, GO, Series B, 5.00%,
              8/1/07..........................    3,041
  4,000     Tobacco Settlement Financing
              Corp., Revenue, Series C-1,
              5.50%, 6/1/18, Callable 6/1/12 @
              100.............................    4,403
  4,000     Tobacco Settlement Financing
              Corp., Revenue, Series C-1,
              5.50%, 6/1/19, Callable 6/1/13 @
              100.............................    4,431
 10,000     Triborough Bridge & Tunnel
              Authority, Revenue, 5.25%,
              11/15/16........................   11,082
                                                -------
                                                 78,692
                                                -------
North Carolina (0.6%):
    940     Housing Finance Agency,
              Homeownership Revenue, Series
              1-B, 5.13%, 7/1/13, Callable
              7/1/08 @ 101....................      973
  2,500     Municipal Power Agency #1, Catawba
              Electric Revenue, 7.25%, 1/1/07,
              MBIA............................    2,737
                                                -------
                                                  3,710
                                                -------
Ohio (6.2%):
  1,250     Cincinnati, GO, 5.38%, 12/1/17,
              Callable 12/1/10 @ 100..........    1,382
  3,770     Cleveland Stadium Project,
              Certificates of Participation,
              0.00%, 11/15/07, AMBAC..........    3,506
    915     Cleveland-Cuyahoga County, Port
              Authority Revenue, Series A,
              5.60%, 11/15/15, Callable
              5/15/12 @ 102...................      973
  1,525     Cuyahoga Community College, 5.00%,
              12/1/15, Callable 12/1/12 @ 101,
              AMBAC...........................    1,669
  1,395     Franklin County, EDR, South
              Community Urban, 5.00%,
              6/1/07 (b) (c)..................    1,455
  1,465     Franklin County, EDR, South
              Community Urban, 5.25%,
              6/1/08 (b) (c)..................    1,540
  1,115     Franklin County, EDR, South
              Community Urban, 5.50%,
              6/1/09 (b) (c)..................    1,183
  2,065     Franklin County, Online Computer
              Library Center, 5.00%,
              4/15/08.........................    2,202

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
  1,170     Franklin County, Online Computer
              Library Center, 5.00%,
              4/15/09.........................    1,260
  5,510     Montgomery County, Catholic Health
              Revenue, 5.50%, 9/1/12..........    6,089
    635     Ohio Capital Corp., Multi-Family
              Housing Revenue, Series M,
              5.90%, 2/1/14, Callable 2/1/05 @
              100, FHA........................      636
  1,365     Riversouth Authority, Reserve Area
              Redevelopment, Series A, 5.25%,
              12/1/17, Callable 6/1/14 @
              100.............................    1,511
  2,490     Riversouth Authority, Reserve Area
              Redevelopment, Series A, 5.25%,
              12/1/18, Callable 6/1/14 @
              100.............................    2,747
  2,245     Riversouth Authority, Revenue Area
              Redevelopment, Series A, 5.25%,
              12/1/16, Callable 6/1/14 @
              100.............................    2,493
  3,000     State Air Quality Development
              Authority, Revenue, 3.25%,
              2/1/15..........................    3,032
  2,060     Toledo-Lucas County, Port
              Authority Development Revenue,
              6.25%, 5/15/24, Callable
              11/15/14 @ 100..................    2,177
  1,000     Warrensville Heights, City School
              Improvements, GO, 7.00%,
              12/1/11, FGIC...................    1,228
  1,000     Warrensville Heights, City School
              Improvements, GO, 7.00%,
              12/1/12, FGIC...................    1,243
  1,075     Warrensville Heights, City School
              Improvements, GO, 7.00%,
              12/1/13, FGIC...................    1,353
  1,150     Warrensville Heights, City School
              Improvements, GO, 7.00%,
              12/1/14, FGIC...................    1,466
                                                -------
                                                 39,145
                                                -------
Oklahoma (0.4%):
  2,500     State, IDR, Baptist Health Center,
              Series C, 6.25%, 8/15/12,
              Callable 8/15/07 @ 100, ETM.....    2,599
                                                -------

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

 18

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
 Oregon (2.9%):
  3,000     Clackamas County, Hospital
              Facility Authority Revenue,
              Legacy Health System, 5.38%,
              2/15/12, Callable 8/15/09 @
              101.............................    3,242
  1,475     Lane County, School District #040,
              Creswell, GO, 6.00%, 6/15/13,
              Callable 6/15/10 @ 100..........    1,702
  1,785     Lane County, School District #040,
              Creswell, GO, 6.00%, 6/15/15,
              Callable 6/15/10 @ 100..........    2,059
  1,025     Lane County, School District #040,
              Creswell, GO, 6.00%, 6/15/16,
              Callable 6/15/10 @ 100..........    1,183
  1,120     Lane County, School District #040,
              Creswell, GO, 6.00%, 6/15/17,
              Callable 6/15/10 @ 100..........    1,292
  1,000     Lane County, School District #52,
              Bethel, GO, 6.00%, 6/1/06, FSA..    1,053
  1,000     Polk, Marion, & Benton Counties,
              School District #13J, GO, 5.75%,
              6/15/12, Callable 6/15/10 @ 100,
              FSA.............................    1,142
  1,405     Polk, Marion, & Benton Counties,
              School District #13J, GO, 5.75%,
              6/15/15, Callable 6/15/10 @ 100,
              FSA.............................    1,604
  1,305     State Economic & Community
              Development Revenue, Series B,
              5.30%, 1/1/16, Callable 1/1/09 @
              102, MBIA.......................    1,430
  2,095     Washington County, GO, 5.50%,
              6/1/13, Callable 6/1/11 @ 100...    2,353
  1,050     Washington County, Sewer Agency
              Revenue, Series 1, 5.75%,
              10/1/11, FGIC...................    1,213
                                                -------
                                                 18,273
                                                -------
Pennsylvania (1.8%):
  3,500     Children's Trust Fund Tobacco
              Settlement, 5.75%, 7/1/10,
              FNMA............................    3,973
  2,875     Dauphin County, IDA, Metropolitan
              Edison Co., Revenue, Series M,
              6.00%, 1/1/08, MBIA.............    2,884
  1,550     Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              67A, AMT, 5.50%, 10/1/11,
              Callable 9/1/09 @ 100...........    1,632
  1,250     Indiana County, IDA, PCR, New York
              State Electric & Gas Corp.,
              Series A, 6.00%, 6/1/06, MBIA...    1,316

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Pennsylvania, continued:
  1,500     Northeastern Hospital & Education
              Authority, Health Care Revenue,
              Wyoming Valley Health Care,
              Series A, 6.40%, 1/1/06,
              Callable 1/1/05 @ 102, AMBAC....    1,535
                                                -------
                                                 11,340
                                                -------
Puerto Rico (2.0%):
  2,000     Commonwealth Highway and
              Transportation Authority,
              Highway Revenue, Series AA,
              5.00%, 7/1/26, Callable 7/1/10,
              @ 100, FSA......................    2,179
  4,800     Commonwealth Public Improvement,
              GO, 7.00%, 7/1/10, AMBAC........    5,788
  3,000     Commonwealth Public Improvement,
              GO, Series C, 5.00%, 7/1/28,
              Mandatory Put 7/1/08 @ 100,
              MBIA............................    3,240
  1,500     Puerto Rico Public Finance Corp.,
              5.75%, 8/1/27, Callable 2/1/12 @
              100.............................    1,675
                                                -------
                                                 12,882
                                                -------
South Carolina (0.9%):
  2,810     Charleston County, Public
              Improvements, GO, 6.13%, 9/1/12,
              Callable 9/1/09 @ 101...........    3,206
  1,065     Jobs Economic Development
              Authority, Hospital Facilities
              Revenue, Georgetown Memorial
              Hospital, 5.25%, 2/1/11.........    1,170
  1,215     Jobs Economic Development
              Authority, Hospital Facilities
              Revenue, Georgetown Memorial
              Hospital, 5.50%, 11/1/12,
              Callable 11/1/09 @ 101, AMBAC...    1,347
                                                -------
                                                  5,723
                                                -------
South Dakota (0.2%):
  1,000     Housing Development Authority,
              Revenue, Homeownership Mortgage,
              Series D, 4.70%, 5/1/10.........    1,066
                                                -------
Tennessee (1.5%):
  2,985     Housing Development Agency,
              Homeownership Program, Revenue,
              Issue 3A, AMT, 0.00%, 7/1/06....    2,844

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Tennessee, continued:
  1,345     Municipal Energy Acquisition
              Corp., Gas Revenue, 4.13%,
              3/1/09, FSA.....................    1,424
  2,860     State School Board Authority,
              Higher Educational Facilities,
              GO, Series A, 5.00%, 5/1/08,
              FSA.............................    3,093
  1,950     Tennergy Corp., Gas Revenue,
              5.00%, 6/1/09, MBIA.............    2,128
                                                -------
                                                  9,489
                                                -------
Texas (8.1%):
  1,435     Carroll Independent School
              District, GO, Series A, 0.00%,
              2/15/14, PSFG...................      918
  1,155     Cedar Hill Independent School
              District, GO, 0.00%, 8/15/12,
              Callable 8/15/09 @ 83.50........      828
    205     Central Texas Housing Finance
              Corp., Single Family Mortgage
              Revenue, Mortgage Program, AMT,
              8.20%, 4/1/22, GNMA.............      207
  5,000     Coastal Bend Health Facilities
              Development, Incarnate Word
              Health Services, Revenue, 5.93%,
              11/15/13, AMBAC.................    5,851
  5,205     Coppell Independent School
              District, Capital Appreciation,
              GO, 0.00%, 8/15/16, Callable
              8/15/09 @ 67.02, PSFG...........    2,982
  5,000     Harris County, Hospital District
              Revenue, 6.00%, 2/15/13,
              Callable 8/15/10 @ 100, MBIA....    5,648
  4,115     Harris County, Houston Sports
              Authority, Revenue, Series B,
              0.00%, 11/15/12, Callable
              11/15/08 @ 81.21, MBIA..........    2,846
  3,700     Harris County, Toll Road Revenue,
              Sub-Lien A, GO, 0.00%, 8/15/05,
              MBIA............................    3,652
  2,000     Hays Independent School District,
              GO, Capital Appreciation, 0.00%,
              8/15/12, Callable 8/15/11 @
              94.86...........................    1,451
 10,000     Houston Independent School
              District, Capital Appreciation,
              GO, Series A, 0.00%, 2/15/13,
              Callable 2/15/09 @ 81.76,
              PSFG............................    6,920
  3,885     Houston Independent School
              District, Public Facilities
              Corp., Lease Revenue, 0.00%,
              9/15/12, AMBAC..................    2,864

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
  6,720     Leander Independent School
              District, GO, 0.00%, 8/15/13,
              Callable 8/15/09 @ 79.25........    4,539
    700     Southlake, GO, 0.00%, 2/15/11,
              Callable 2/15/09 @ 88.85,
              AMBAC...........................      552
  1,000     Southlake, GO, 0.00%, 2/15/13,
              Callable 2/15/09 @ 78.18,
              AMBAC...........................      694
  3,000     State, GO, 5.25%, 8/1/07, GSL.....    3,201
  2,540     Tech University Revenue, Series 6,
              5.25%, 2/15/16, Callable 2/15/09
              @ 100, AMBAC....................    2,737
  4,795     Water Development Board, Revenue,
              5.63%, 7/15/12, Callable 7/15/10
              @ 100...........................    5,363
                                                -------
                                                 51,253
                                                -------
Utah (0.3%):
  1,700     Salt Lake City, Municipal Building
              Authority, Lease Revenue, Series
              B, 5.50%, 10/15/14, Callable
              10/15/09 @ 101..................    1,901
                                                -------
Washington (10.8%):
  2,845     Cowlitz County, Public Utility
              District #001, Revenue, 5.00%,
              9/1/10, AMBAC...................    3,124
  2,255     Cowlitz County, Public Utility
              District #001, Revenue, 5.00%,
              9/1/11, AMBAC...................    2,482
    551     Kitsap County, Consolidated
              Housing Authority Revenue, Low
              Income Housing, 7.00%, 8/20/08,
              GNMA............................      592
  3,000     Kitsap County, School District
              #400, GO, 5.00%, 12/1/16,
              Callable 6/1/11 @ 100...........    3,239
  1,300     Port Grays Harbor, Revenue, AMT,
              6.38%, 12/1/14, Callable 12/1/09
              @ 100...........................    1,400
 10,000     Seattle Light & Power, Revenue,
              5.50%, 3/1/13, Callable 3/1/11 @
              100, FSA........................   11,168
  5,140     Snohomish County, School District
              #006, Mukilteo, Refunding, GO,
              5.70%, 12/1/12, FGIC............    5,938

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

 20

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Washington, continued:
  3,525     Spokane & Whittman Counties,
              Cheney School District #360-316,
              GO, 5.60%, 12/1/14, Callable
              12/1/10 @ 100...................    3,969
  1,000     State Public Power Supply System,
              Nuclear Project #1, Revenue,
              Series A, 5.70%, 7/1/06.........    1,050
  1,300     State Public Power Supply System,
              Nuclear Project #1, Revenue,
              Series B, 5.60%, 7/1/07.........    1,400
 11,845     State Public Power Supply System,
              Nuclear Project #1, Revenue,
              Series A, 6.00%, 7/1/08, AMBAC..   13,179
  3,650     State Public Power Supply System,
              Nuclear Project #1, Revenue,
              Series B, 5.13%, 7/1/16,
              Callable 7/1/07 @ 102...........    3,913
  3,800     State Public Power Supply System,
              Nuclear Project #2, Revenue,
              5.75%, 7/1/09...................    4,266
  3,000     State Public Power Supply System,
              Nuclear Project #3, Revenue,
              Series B, 5.65%, 7/1/08, MBIA...    3,306
  5,000     State Public Power Supply System,
              Nuclear Project #3, Revenue,
              Series B, 0.00%, 7/1/09.........    4,313
  4,000     State, GO, Series C, 5.50%,
              7/1/09..........................    4,454
                                                -------
                                                 67,793
                                                -------
West Virginia (1.0%):
  2,495     Harrison County, Community SO,
              Revenue, Series A, 6.25%,
              5/15/10, ETM....................    2,830

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
  1,235     State Higher Education, Marshall
              University, Series A, Revenue,
              5.25%, 5/1/13, Callable 5/1/11 @
              100, FGIC.......................    1,364
  1,000     State Higher Education, Marshall
              University, Series A, Revenue,
              5.25%, 5/1/14, Callable 5/1/11 @
              100, FGIC.......................    1,104
  1,020     State Higher Education, Marshall
              University, Series A, Revenue,
              5.25%, 5/1/15, Callable 5/1/11 @
              100, FGIC.......................    1,122
                                                -------
                                                  6,420
                                                -------
  Total Municipal Bonds                         611,382
                                                -------
MONTHLY DEMAND NOTES (0.5%):
Illinois (0.5%):
  3,000     Development Finance Authority,
              Pollution Control, Revenue,
              Power Co. Project, Series C,
              1.90%, 4/1/32, MBIA*............    3,000
                                                -------
  Total Monthly Demand Notes                      3,000
                                                -------
INVESTMENT COMPANIES (1.7%):
 10,418     Blackrock Provident Institutional
              Funds, Tax-Free Money Market
              Fund............................   10,418
                                                -------
  Total Investment Companies                     10,418
                                                -------
Total (Cost $588,752) (a)                       624,800
                                                =======

------------
Percentages indicated are based on net assets of $630,139.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $36,131
                   Unrealized depreciation......................      (83)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $36,048
                                                                  =======

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(c) Security has been deemed illiquid pursuant to procedures established by the Board of Trustees.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

* Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2004.

The following table represents the credit quality breakdown of the portfolio as a percentage of total investments.

         CREDIT QUALITY BREAKDOWN**
            (AVERAGE QUALITY AA+)
----------------------------------------------------
AAA/AAA insured..............................  62.7%
AA...........................................  19.7%
A............................................  12.1%
BBB..........................................   2.7%
Other/Not Rated..............................   2.8%
----------------------------------------------------

** As of 12/31/04. Portfolio composition subject to change.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

 22

ONE GROUP TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
 MUNICIPAL BONDS (97.2%):
Alabama (1.8%):
  8,000     State Public School & College
              Authority, Revenue, Series C,
              5.75%, 7/1/17...................    8,981
                                                -------
Alaska (2.2%):
  2,000     Anchorage Schools, GO, Series B,
              5.88%, 12/1/14, Callable 12/1/10
              @ 100, FGIC.....................    2,312
  3,485     Energy Authority Power, Revenue,
              Bradley Lake-Fourth Series,
              6.00%, 7/1/17, FSA..............    4,158
  3,915     Energy Authority Power, Revenue,
              Bradley Lake-Fourth Series,
              6.00%, 7/1/19, FSA..............    4,703
                                                -------
                                                 11,173
                                                -------
Arizona (1.2%):
  3,610     Pima County, IDA, Charter Schools,
              Revenue, Series A, 6.75%,
              7/1/21, Callable 7/1/11 @ 100
              (b) (c).........................    3,787
  1,090     Show Low, IDA, Hospital Revenue,
              Navapache Regional Medical
              Center, Series A, 5.25%,
              12/1/10, ACA....................    1,158
  1,170     Show Low, IDA, Hospital Revenue,
              Navapache Regional Medical
              Center, Series A, 5.30%,
              12/1/11, ACA....................    1,238
                                                -------
                                                  6,183
                                                -------
California (15.1%):
  3,250     Golden State Tobacco
              Securitization Corp., Tobacco
              Settlement Revenue, 5.75%,
              6/1/21, Callable 6/1/08 @ 100...    3,458
  3,000     Golden State Tobacco
              Securitization Corp., Tobacco
              Settlement Revenue, Series B,
              5.63%, 6/1/20, Callable 6/1/07 @
              100.............................    3,129
  2,200     Health Facilities Funding
              Authority Revenue, Marshall
              Medical Center, 5.00%, 11/1/24,
              Callable 11/1/14 @ 100..........    2,255
  2,000     Health Facilities Funding
              Authority Revenue, Marshall
              Medical Center, 5.00%, 11/1/29,
              Callable 11/1/14 @ 100..........    2,006
  4,900     Orange County Recovery,
              Certificates of Participation,
              Series A, 5.70%, 7/1/10,
              Callable 7/1/06 @ 102, MBIA.....    5,237

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
California, continued:
  5,315     Orange County Recovery,
              Certificates of Participation,
              Series A, 5.80%, 7/1/16,
              Callable 7/1/06 @ 102, AMBAC....    5,686
  1,500     Sacramento Cogeneration Authority,
              Revenue, 7.00%, 7/1/05..........    1,536
  2,500     Sacramento Cogeneration Authority,
              Revenue, 6.20%, 7/1/06, Callable
              7/1/05 @ 102....................    2,595
  6,650     San Bernardino City University
              School District, GO, Series A,
              5.75%, 8/1/19, FGIC.............    7,648
  4,000     State Department of Water
              Resources, Power Supply Revenue,
              Series A, 5.38%, 5/1/17,
              Callable 5/1/12 @ 101...........    4,435
  3,000     State Department of Water
              Resources, Power Supply,
              Revenue, Series A, 5.25%,
              5/1/20, Callable 5/1/12 @ 101,
              MBIA............................    3,275
  5,500     State Economic Recovery, 5.00%,
              7/1/17, Callable 7/1/11 @ 100...    5,857
  4,000     State Economic Recovery, 5.00%,
              7/1/23, Mandatory Put 7/1/08 @
              100.............................    4,323
  2,750     State Public Works Board, Lease
              Revenue, Department of
              Corrections, Series C, 5.50%,
              6/1/21, Callable 12/1/13 @
              100.............................    3,016
  3,000     State Public Works Board, Lease
              Revenue, Department of Mental
              Health, 5.50%, 6/1/21, Callable
              6/1/14 @ 100....................    3,303
  3,000     State, GO, 5.25%, 2/1/18, Callable
              2/1/13 @ 100....................    3,257
  5,000     State, GO, 5.00%, 2/1/19, Callable
              2/1/12 @ 100....................    5,271
  5,000     State, GO, 5.00%, 2/1/32, Callable
              8/1/13 @ 100....................    5,073
  4,000     Statewide Communities Development
              Authority, Revenue, Insured
              Health Facilities, 5.25%,
              11/15/23, Callable 11/1/13 @
              100, LOC: California State
              Mortgage........................    4,202
                                                -------
                                                 75,562
                                                -------

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

ONE GROUP TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
 Colorado (2.5%):
  6,925     Denver City & County, Airport
              Revenue, Series D, 7.75%,
              11/15/13, AMBAC.................    8,470
 10,000     E-470 Public Highway Authority,
              Revenue, Capital Appreciation,
              Series B, 0.00%, 9/1/22.........    4,296
                                                -------
                                                 12,766
                                                -------
District of Columbia (2.6%):
  3,800     District of Columbia, GO, Series
              A, 5.00%, 6/1/26, Callable
              6/1/15 @ 100, FSA...............    3,963
  3,965     Refunding, GO, Series B, 6.00%,
              6/1/19..........................    4,793
  4,205     Tobacco Settlement, Revenue, Asset
              Backed Bond, 6.25%, 5/15/24,
              Callable 5/15/11 @ 101..........    4,158
                                                -------
                                                 12,914
                                                -------
Florida (1.3%):
  5,000     Highlands County Health Facilities
              Authority, Hospital Revenue,
              Series A, 6.00%, 11/15/31.......    5,399
    500     Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/19, ACA.....      258
  2,255     Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/20, ACA.....    1,101
                                                -------
                                                  6,758
                                                -------
Georgia (3.7%):
  1,500     Fairburn, Combined Utilities
              Revenue, 5.75%, 10/1/20,
              Callable 10/1/10 @ 101..........    1,585
  4,000     Forsyth County School District,
              GO, State Aid Withholding,
              5.75%, 2/1/17...................    4,622
  3,700     Forsyth County School District,
              GO, State Aid Withholding,
              5.75%, 2/1/19...................    4,275
    260     State Housing & Finance Authority,
              Revenue, Series B, 6.10%,
              12/1/12, Callable 6/1/05 @ 102,
              FHA.............................      267
  2,490     State Municipal Electrical
              Authority, Power Revenue, Series
              C, 5.25%, 1/1/25, Callable
              1/1/20 @ 100, MBIA..............    2,791
  4,500     State Municipal Electrical
              Authority, Power Revenue, 5.25%,
              1/1/25..........................    5,044
                                                -------
                                                 18,584
                                                -------

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Idaho (0.5%):
  2,320     University Revenues, Student Fee,
              Recreation Center Project,
              6.00%, 4/1/14, FSA..............    2,620
                                                -------
Illinois (8.0%):
  1,750     Chicago Public Building
              Commission, Revenue, Series A,
              7.00%, 1/1/20, Callable 12/1/05
              @ 102, MBIA.....................    2,285
  5,000     Chicago, O'Hare International
              Airport, Revenue, Series A,
              5.63%, 1/1/13, Callable 1/1/06 @
              102, AMBAC......................    5,246
  5,000     Chicago, O'Hare International
              Airport, Revenue, Series A,
              5.63%, 1/1/14, Callable 1/1/06 @
              102, AMBAC......................    5,246
  3,980     Health Facilities Authority,
              Revenue, 5.50%, 8/1/20..........    4,392
  1,835     Housing Development Authority,
              Revenue, Series 3, 6.10%,
              9/1/13, Callable 11/22/04 @
              101.............................    1,855
  7,000     Metropolitan Pier & Exposition
              Authority, Dedicated State Tax
              Revenue, 5.50%, 12/15/24........    7,759
  6,000     Regional Transportation Authority,
              Revenue, 6.50%, 7/1/30, MBIA....    7,712
  4,725     Sales Tax Revenue, Series P,
              6.50%, 6/15/22..................    5,938
                                                -------
                                                 40,433
                                                -------
Indiana (8.4%):
    150     Ball State University, Revenue,
              Series H, 6.15%, 7/1/05, FGIC...      153
  1,550     Beech Grove School Building Corp.,
              Revenue, 6.25%, 7/5/16, Callable
              1/5/11 @ 100, MBIA..............    1,849
  2,000     East Allen Elementary School
              District Corp., Revenue, 5.88%,
              7/1/12, Callable 7/1/06 @ 102,
              FSA.............................    2,140
  1,000     Evansville Vanderburgh Corp.,
              Revenue, 5.80%, 8/1/16, Callable
              8/1/06 @ 102, MBIA..............    1,075
    500     Franklin Community School Building
              Corp., Revenue, 5.85%, 7/15/11,
              Callable 7/15/06 @ 102, FSA.....      537
  2,000     Franklin Community School Building
              Corp., Revenue, 6.00%, 1/15/13,
              Callable 7/15/06 @ 102, FSA.....    2,153

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

 24

ONE GROUP TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Indiana, continued:
  1,000     Health Facilities Finance
              Authority, Hospital Revenue,
              Clarian Health Partners, Inc.,
              Series A, 5.50%, 2/15/16,
              Callable 2/15/07 @ 102..........    1,045
  5,000     Indiana University, Revenue,
              Series K, 5.88%, 8/1/20,
              Callable 8/1/05 @ 102, MBIA.....    5,210
    100     Indianapolis Gas Utilities,
              Revenue, 7.00%, 6/1/08, Callable
              6/1/05 @ 100....................      107
  3,000     Municipal Power Agency Supply
              System, Revenue, Series B,
              5.50%, 1/1/16, Callable 1/1/14 @
              100, MBIA.......................    3,416
    900     South Bend Community School
              Building Corp., Revenue, 5.70%,
              8/1/17, Callable 8/1/07 @ 101,
              FSA.............................      985
  1,500     South Bend Community School
              Building Corp., Revenue, 5.70%,
              8/1/19, Callable 8/1/07 @ 101,
              FSA.............................    1,641
    710     South Newton School Building
              Corp., Revenue, 5.80%, 7/15/12,
              Callable 1/15/05 @ 102, MBIA....      726
    750     State Educational Facilities
              Authority, Revenue, 6.00%,
              6/1/15, Callable 6/1/06 @ 102,
              MBIA............................      802
    210     State Housing Finance Authority,
              Multi-Unit Mortgage Program,
              Revenue, 6.60%, 1/1/12, Callable
              1/1/05 @ 101....................      210
    335     State Vocational Technical
              College, Building Facilities
              Revenue, 5.90%, 7/1/06, Callable
              1/1/05 @ 102.00, AMBAC..........      342
    665     State Vocational Technical
              College, Building Facilities
              Revenue, 5.90%, 7/1/06, Callable
              1/1/05 @ 102.00, AMBAC..........      678
    500     Transportation Finance Authority,
              Airport Facility Revenue, Series
              A, 6.00%, 11/1/14, Callable
              11/1/05 @ 102...................      518
  3,115     Transportation Finance Authority,
              Highway Revenue, Series A,
              7.25%, 6/1/15...................    3,919
    885     Transportation Finance Authority,
              Highway Revenue, Series A,
              7.25%, 6/1/15, ETM..............    1,070

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Indiana, continued:
    755     Transportation Finance Authority,
              Revenue, Series A, 6.25%,
              11/1/16, Callable 11/1/04 @
              100.............................      757
  8,750     Transportation Finance Authority,
              Revenue, Series A, 6.80%,
              12/1/16, Callable 12/1/10 @
              100.............................   10,842
  1,180     Vincennes Community School
              Building Corp., Revenue, 6.00%,
              7/1/09, Callable 7/1/06 @ 102,
              FSA.............................    1,265
  1,000     Whitko Middle School Building
              Corp., Revenue, 5.88%, 7/15/12,
              Callable 1/15/07 @ 102, FSA.....    1,085
                                                -------
                                                 42,525
                                                -------
Kentucky (1.3%):
  2,000     Louisville & Jefferson County,
              Medical Center, 5.50%, 5/1/22,
              Callable 5/1/12 @ 101...........    2,125
  4,090     Louisville & Jefferson County,
              Metropolitan Sewer & Drain
              Systems, Revenue, 5.63%,
              5/15/17, Callable 11/15/09 @
              101, FGIC.......................    4,592
                                                -------
                                                  6,717
                                                -------
Louisiana (3.4%):
  7,970     Baton Rouge Sales & Use Tax,
              Revenue, Public Improvement,
              Series A, 5.25%, 8/1/12,
              Callable 8/1/08 @ 101.50,
              FGIC............................    8,753
  3,915     Shreveport, GO, Series A, 5.25%,
              5/1/15, FGIC....................    4,240
  3,690     Shreveport, GO, Series A, 5.25%,
              5/1/16, FGIC....................    3,997
                                                -------
                                                 16,990
                                                -------
Massachusetts (1.6%):
  4,185     Bay Transportation Authority, GO,
              General Transportation Systems,
              Series A, 5.50%, 3/1/16.........    4,702
    750     Housing Finance Agency, Revenue,
              6.00%, 12/1/15, Callable 12/1/05
              @ 102, AMBAC....................      753
  2,265     State Industrial Finance Agency,
              Revenue, 6.00%, 1/1/15, Callable
              1/1/06 @ 102, MBIA..............    2,390
                                                -------
                                                  7,845
                                                -------

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

ONE GROUP TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
 Michigan (0.3%):
  1,500     Caledonia Community Schools, GO,
              5.85%, 5/1/22, Prerefunded
              5/1/07 @ 100, MBIA..............    1,621
                                                -------
Minnesota (0.8%):
  4,065     State Housing Finance Agency,
              Revenue, Series D, 5.90%,
              8/1/15, Callable 2/1/05 @ 102,
              MBIA............................    4,151
                                                -------
Mississippi (1.8%):
  7,940     Development Bank Special
              Obligation, Gulfport Water &
              Sewer Project, Revenue, 6.00%,
              7/1/20, Callable 7/1/12 @ 102...    9,299
                                                -------
Nevada (3.0%):
  5,145     Clark County, IDR, 7.20%, 10/1/22,
              AMBAC...........................    5,351
  6,000     State Department of Business &
              Industry, Revenue, Capital
              Appreciation, Las Vegas
              Monorail, 0.00%, 1/1/16,
              AMBAC...........................    3,602
  6,000     Trukee Meadows Water Authority,
              Revenue, Series A, 5.00%,
              7/1/25, Callable 7/1/11 @ 100...    6,192
                                                -------
                                                 15,145
                                                -------
New Jersey (1.9%):
  9,000     State Transportation Trust Fund
              Authority, Revenue,
              Transportation Systems, Series
              B, 5.25%, 6/15/12, Callable
              6/15/07 @ 102...................    9,795
                                                -------
New Mexico (0.3%):
  1,525     State Mortgage Finance Authority,
              Single Family Revenue, 5.90%,
              7/1/16, Callable 7/1/07 @ 102,
              GNMA............................    1,611
                                                -------
New York (9.2%):
  3,000     Metropolitan Transportation
              Authority, Series A, 5.13%,
              1/1/24, Callable 7/1/12 @ 100...    3,140
    695     New York City Transitional Finance
              Authority, Revenue, 5.50%,
              2/1/15, Prerefunded 2/1/11 @
              101.............................      799
  3,000     New York City Transitional Finance
              Authority, Revenue, 5.25%,
              2/1/29, Callable 2/1/11 @ 100...    3,290
  2,305     New York City Transitional Finance
              Authority, Revenue, 5.50%,
              2/1/15, Callable 2/1/11 @ 101...    2,572

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
New York, continued:
  6,785     New York City, GO, Series A,
              6.00%, 5/15/18, Callable 5/15/10
              @ 101...........................    7,612
  3,500     New York City, GO, Series F,
              5.25%, 8/1/16, MBIA.............    3,778
    565     New York City, Municipal Water
              Finance Authority, Water and
              Sewer Revenue, Series B, 6.00%,
              6/15/33, Callable 6/15/10 @
              101.............................      656
  2,000     Sales Tax Asset Receivable Corp.,
              Revenue, Series A, 5.00%,
              10/15/26, Callable 10/15/14 @
              100, MBIA.......................    2,096
  3,550     State Dormitory Authority,
              Revenue, 5.88%, 7/1/08,
              Prerefunded 7/1/06 @ 102........    3,813
  1,450     State Dormitory Authority,
              Revenue, 5.88%, 7/1/08, Callable
              7/1/06 @ 102....................    1,544
  3,000     State Dormitory Authority,
              Revenue, 5.13%, 7/1/21, Callable
              7/1/10 @ 100....................    3,228
  2,000     State Municipal Bond Bank Agency,
              Special Purpose Revenue, 5.25%,
              6/1/21, Callable 6/1/13 @ 100,
              LOC: State Aid Withholding......    2,145
  2,000     State Municipal Bond Bank Agency,
              Special Purpose Revenue, Series
              C, 5.25%, 12/1/21, Callable
              6/1/13 @ 100, LOC: State Aid
              Withholding.....................    2,145
  3,000     Tobacco Settlement Financing
              Corp., Revenue, Series C-1,
              5.50%, 6/1/20, Callable 6/1/13 @
              100.............................    3,296
  3,000     Tobacco Settlement Financing
              Corp., Revenue, Series C-1,
              5.50%, 6/1/21, Callable 6/1/13 @
              100.............................    3,285
  3,000     Tobacco Settlement Financing
              Corp., Series A1, 5.50%, 6/1/19,
              Callable 6/1/13 @ 100...........    3,323
                                                -------
                                                 46,722
                                                -------
North Carolina (4.8%):
  3,355     Charlotte Mecklenburg Hospital
              Authority, Revenue, Series A,
              5.60%, 1/15/10, Callable 1/15/06
              @ 102...........................    3,525

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

 26

ONE GROUP TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
North Carolina, continued:
  3,510     Charlotte Mecklenburg Hospital,
              Revenue, 5.90%, 1/15/16,
              Callable 1/15/06 @ 102..........    3,698
  3,200     Charlotte, GO, 5.50%, 6/1/17,
              Callable 6/1/10 @ 102...........    3,619
  3,400     Charlotte, GO, 5.50%, 6/1/18,
              Callable 6/1/10 @ 102...........    3,845
  4,400     Cumberland County, GO, 5.70%,
              3/1/18, Callable 3/1/10 @ 102...    5,075
  1,680     State Housing Finance Agency,
              Revenue, AMT, Single Family,
              Series BB, 6.50%, 9/1/26,
              Callable 3/1/05 @ 102...........    1,717
  2,480     State Housing Finance Agency,
              Revenue, AMT, Single Family,
              Series FF, 6.25%, 3/1/28........    2,559
                                                -------
                                                 24,038
                                                -------
North Dakota (0.9%):
  4,325     Bismarck Health Care Facilities,
              Revenue, St. Alexius Medical
              Center, Series A, 5.25%, 7/1/15,
              Callable 7/1/08 @ 102, FSA......    4,680
                                                -------
Ohio (5.6%):
  7,000     Cleveland, Certificates of
              Participation, 5.25%, 11/15/13,
              Callable 11/15/07 @ 102,
              AMBAC...........................    7,635
  2,055     Cuyahoga County, 5.95%, 5/15/22,
              Callable 5/15/12 @ 102, LOC:
              Fifth Third.....................    2,136
    235     Housing Finance Agency, Mortgage
              Revenue, Series A-1, 6.20%,
              9/1/14, GNMA....................      240
  3,000     Lucas County Hospital, Revenue,
              Promedia Healthcare Obligation
              Group, 5.63%, 11/15/14, AMBAC...    3,345
  2,080     Riversouth Authority, Revenue,
              Area Redevelopment, Series A,
              5.25%, 12/1/19, Callable 6/1/14
              @ 100...........................    2,287
  1,505     Riversouth Authority, Revenue,
              Area Redevelopment, Series A,
              5.25%, 12/1/20, Callable 6/1/14
              @ 100...........................    1,649
  1,000     Riversouth Authority, Revenue,
              Area Redevelopment, Series A,
              5.25%, 12/1/21, Callable 6/1/14
              @ 100...........................    1,092

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
  1,050     Riversouth Authority, Revenue,
              Area Redevelopment, Series A,
              5.25%, 12/1/22, Callable 6/1/14
              @ 100...........................    1,143
  4,000     State Air Quality Development
              Authority, Revenue, 3.25%,
              2/1/15..........................    4,042
  1,915     Toledo, Lucas County Port
              Authority, Development Revenue,
              Series A, AMT, 6.00%, 5/15/11...    2,066
  1,060     Toledo, Lucas County Port
              Authority, Development Revenue,
              Series B, AMT, 5.40%, 5/15/14...    1,099
  1,650     Toledo, Lucas County Port
              Authority, Development Revenue,
              Series C, AMT, 6.38%, 11/15/32,
              Callable 11/15/13 @ 101.........    1,716
                                                -------
                                                 28,450
                                                -------
Oregon (0.6%):
  3,000     Department of Administrative
              Services, Lottery Revenue,
              Series B, 5.25%, 4/1/15, FSA....    3,266
                                                -------
Pennsylvania (0.8%):
  3,675     Delaware River Port Authority,
              Revenue, 5.63%, 1/1/16, FSA.....    4,066
                                                -------
Puerto Rico (0.6%):
  3,000     Commonwealth Public Improvement,
              GO, Series C, 5.00%, 7/1/28,
              Mandatory Put 7/1/08 @ 100,
              MBIA............................    3,240
                                                -------
South Carolina (0.4%):
  2,000     Greenville Hospital System
              Facilities, Revenue, Series B,
              5.60%, 5/1/10, Callable 5/1/06 @
              102.............................    2,108
                                                -------
South Dakota (0.8%):
  2,500     Heartland Consumers Power
              District, Electric Revenue,
              6.00%, 1/1/17, FSA..............    2,983
  1,000     State Housing Development
              Authority, Revenue, 6.25%,
              5/1/15, Callable 5/1/05 @ 102...    1,026
                                                -------
                                                  4,009
                                                -------
Tennessee (0.6%):
  1,360     Knox County Health, Educational &
              Housing Facilities Board,
              Revenue, 7.25%, 1/1/09, MBIA....    1,588

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

ONE GROUP TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Tennessee, continued:
  1,300     Knox County Health, Educational &
              Housing Facilities Board,
              Revenue, 7.25%, 1/1/10, MBIA....    1,548
                                                -------
                                                  3,136
                                                -------
Texas (6.0%):
  3,000     Alliance Airport Authority,
              Facilities Revenue, Federal
              Express Corp. Project, 6.38%,
              4/1/21, Callable 4/1/06 @ 102...    3,140
  6,000     Brownsville Utilities, System
              Revenue, 6.25%, 9/1/14, MBIA....    7,087
  3,000     Dallas-Fort Worth Airport,
              Revenue, Series A, 5.50%,
              11/1/20, Callable 11/1/11@ 100,
              FGIC............................    3,259
  4,685     Lewisville Combination Contract,
              Special Assessment Capital
              Improvement, District 2, GO,
              5.88%, 9/1/22, Callable 9/1/12 @
              100, ACA........................    5,032
  4,250     San Antonio Electric and Gas,
              Revenue, Series 00, 5.00%,
              2/1/17, Callable 2/1/17 @ 100...    4,693
  5,000     Texas A & M University, Revenue,
              5.38%, 5/15/16..................    5,446
  1,500     Tom Green County, Health
              Facilities, Hospital Revenue,
              Shannon Health System Project,
              6.20%, 5/15/11..................    1,624
                                                -------
                                                 30,281
                                                -------
Utah (0.7%):
  1,815     Board of Regents, Lease Revenue,
              Refunding, Dixie College, Series
              A, 5.50%, 5/1/23, Callable
              5/1/09 @ 100, AMBAC.............    1,977

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Utah, continued:
  1,265     State Housing Finance Agency,
              Revenue, Single Family Mortgage,
              Issue A-2, AMT, 6.25%, 7/1/25,
              Callable 1/1/07 @ 102, FHA......    1,318
                                                -------
                                                  3,295
                                                -------
Virginia (0.9%):
  4,140     Norfolk Water, Revenue, 5.88%,
              11/1/14, Callable 11/1/05 @ 102,
              MBIA............................    4,346
                                                -------
Washington (2.4%):
  5,000     Seattle Municipal Light & Power,
              Revenue, 6.00%, 10/1/18,
              Callable 10/1/09 @ 101..........    5,772
  5,430     Western Washington University,
              Revenue, 5.50%, 10/1/22,
              AMBAC...........................    6,277
                                                -------
                                                 12,049
                                                -------
West Virginia (1.2%):
  5,250     State, GO, 5.75%, 6/1/13, Callable
              6/1/09 @ 101....................    5,883
                                                -------
  Total Municipal Bonds                         491,242
                                                -------
INVESTMENT COMPANIES (1.1%):
  5,660     Blackrock Provident Institutional
              Funds, Tax-Free Money Market
              Fund............................    5,660
                                                -------
  Total Investment Companies                      5,660
                                                -------
MONTHLY DEMAND NOTES (0.6%):
Illinois (0.6%):
  3,000     Development Finance Authority,
              Pollution Control, Revenue,
              Power Co. Project, Series C,
              1.90%, 4/1/32, MBIA*............    3,000
                                                -------
  Total Monthly Demand Notes                      3,000
                                                -------
Total (Cost $457,290) (a)                       499,902
                                                =======

------------
Percentages indicated are based on net assets of $505,277.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $42,618
                   Unrealized depreciation......................       (6)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $42,612
                                                                  =======

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

 28

ONE GROUP TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(c) Security has been deemed illiquid pursuant to procedures established by the Board of Trustees.

* Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2004.

The following table represents the credit quality breakdown of the portfolio as a percentage of total investments.

         CREDIT QUALITY BREAKDOWN**
            (AVERAGE QUALITY AA+)
----------------------------------------------------
AAA/AAA Insured..............................  56.9%
AA...........................................  23.4%
A............................................  13.6%
BBB..........................................   5.1%
Other/Not Rated..............................   1.0%
----------------------------------------------------

** As of 12/31/04. Portfolio composition subject to change.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
 MUNICIPAL BONDS (87.1%):
Alabama (1.2%):
  1,020     21st Century Authority, Tobacco
              Settlement Revenue, 5.50%,
              12/1/10.........................    1,085
  1,790     21st Century Authority, Tobacco
              Settlement Revenue, 5.75%,
              12/1/12, Callable 6/1/10 @
              102.............................    1,910
  2,290     21st Century Authority, Tobacco
              Settlement Revenue, 5.85%,
              12/1/13, Callable 6/1/10 @
              102.............................    2,439
  2,000     21st Century Authority, Tobacco
              Settlement Revenue, 5.75%,
              12/1/19, Callable 12/1/11 @
              101.............................    2,049
    135     Housing Finance Authority, Single
              Family Housing Revenue, Home
              Mortgage, Series A-1, 5.80%,
              10/1/08, Callable 4/1/05 @ 102,
              GNMA/FNMA/FHLMC.................      138
  3,365     State, Public School & College
              Authority, Capital Improvement,
              5.25%, 11/1/11..................    3,709
                                                -------
                                                 11,330
                                                -------
Alaska (3.4%):
  1,830     Four Dam Pool Power Agency,
              Electrical Revenue, 5.00%,
              7/1/22, Callable 7/1/14 @ 100,
              LOC: Dexia Credit Local.........    1,890
  1,945     Four Dam Pool Power Agency,
              Electrical Revenue, 5.00%,
              7/1/23, Callable 7/1/14 @ 100,
              LOC: Dexia Credit Local.........    2,001
  1,030     Four Dam Pool Power Agency,
              Electrical Revenue, 5.00%,
              7/1/24, Callable 7/1/14 @ 100,
              LOC: Dexia Credit Local.........    1,055
  2,525     Matanuska-Susitna Boro, GO, Series
              D, 5.00%, 4/1/10, AMBAC.........    2,776
  4,375     Matanuska-Susitna Boro, GO, Series
              D, 5.00%, 4/1/12, AMBAC.........    4,836
  2,000     North Slope Boro, Capital
              Appreciation, GO, Series B,
              0.00%, 6/30/09, MBIA............    1,736
  2,700     North Slope Boro, Capital
              Appreciation, GO, Series A,
              0.00%, 6/30/08, MBIA............    2,447

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Alaska, continued:
  1,000     North Slope Boro, GO, Series A,
              0.00%, 6/30/10, MBIA............      826
  6,350     North Slope Boro, GO, Series A,
              0.00%, 6/30/13, MBIA............    4,494
 12,940     State Housing Finance Corp.,
              Revenue, Series A, 0.00%,
              12/1/17, Callable 6/1/07 @ 54,
              MBIA............................    6,223
  1,870     Student Loan Corp., Loan Revenue,
              Series A, 6.20%, 7/1/09,
              Callable 7/1/06 @ 100, AMBAC....    1,965
  2,750     Student Loan Corp., Loan Revenue,
              Series A, AMT, 5.75%, 7/1/14,
              Callable 7/1/07 @ 100, AMBAC....    2,944
                                                -------
                                                 33,193
                                                -------
Arizona (2.7%):
  2,415     Gila County, Certificates of
              Participation, 6.40%, 6/1/14....    2,590
  1,000     Gila County, IDA, Revenue, Cobre
              Valley Hospital, 6.00%, 12/1/20,
              Callable 12/1/10 @ 101, ACA.....    1,081
  1,255     Housing Finance Authority,
              Tuscon-Pima Individual
              Development, Series 2A, 5.63%,
              7/1/34, Callable 7/1/12 @ 102,
              GNMA............................    1,311
    895     Maricopa County, IDA, Multi-Family
              Housing Revenue, Villas at
              Augusta Project, 5.00%,
              10/20/10, GNMA..................      950
  1,385     Maricopa County, IDA, Multi-Family
              Housing Revenue, Coral Point
              Apartments Project, Series B,
              AMT, 5.10%, 3/1/28, Callable
              3/1/06 @ 101....................    1,420
  2,775     Maricopa County, IDA, Single
              Family Mortgage Revenue, 5.95%,
              3/1/34, Callable 9/1/12 @
              103.50, GNMA....................    2,876
  2,190     Multi-Family Housing Revenue, Bond
              Pass Thru Certificates,
              Beneficial Ownership, Tierra
              Antigua IDA, Series 15, AMT,
              5.75%, 11/1/34, Callable 12/1/11
              @ 100...........................    2,299
  2,840     Multi-Family Housing Revenue, Bond
              Pass Thru Certificates, Western
              Groves Apartments, Series 4,
              5.80%, 11/1/34, Callable 12/1/11
              @ 100...........................    2,945

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

 30

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
  1,000     Phoenix Civic Improvement Corp.,
              Airport Revenue, AMT, 5.50%,
              7/1/10, Callable 7/1/07 @ 100,
              FGIC............................    1,061
  2,500     Phoenix Civic Improvement Corp.,
              Airport Revenue, AMT, 5.63%,
              7/1/13, Callable 7/1/07 @ 100,
              FGIC............................    2,660
  2,695     Phoenix, IDA, Single Family
              Mortgage Revenue, 5.95%, 3/1/34,
              Callable 9/1/12 @ 103.50,
              GNMA............................    2,793
  1,325     Pima County, IDA, Single Family
              Mortgage Revenue, Series A-1,
              AMT, 5.00%, 5/1/25, Callable
              11/1/10 @ 101,
              GNMA/FNMA/FHLMC.................    1,396
    215     Tucson & Pima County, IDA, Single
              Family Mortgage Revenue, Series
              1-A, AMT, 5.70%, 7/1/12,
              Callable 1/1/10 @ 101,
              FNMA/GNMA.......................      216
    140     Tucson & Pima County, IDA, Single
              Family Mortgage Revenue, Series
              1-A, AMT, 6.10%, 7/1/22,
              Callable 1/1/10 @ 101,
              FNMA/GNMA.......................      141
  2,245     Tucson & Pima County, IDA, Single
              Family Mortgage Revenue, Series
              1A, 5.63%, 7/1/34, Callable
              7/1/12 @ 102, GNMA..............    2,353
                                                -------
                                                 26,092
                                                -------
Arkansas (0.4%):
     16     Drew County, Public Facilities
              Board, Single Family Housing
              Revenue, Series B, 7.75%,
              8/1/11..........................       16
     59     Drew County, Public Facilities
              Board, Single Family Housing
              Revenue, Series A-2, 7.90%,
              8/1/11, Callable 8/1/05 @ 101,
              FNMA............................       61
     10     Jacksonville, Residential Housing
              Facilities Board, Single Family
              Mortgage Revenue, Series B,
              7.75%, 1/1/11, Callable 7/1/05 @
              103.............................       10
    103     Jacksonville, Residential Housing
              Facilities Board, Single Family
              Mortgage Revenue, Series A-2,
              7.90%, 1/1/11, Callable 7/1/05 @
              101, FNMA.......................      105

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arkansas, continued:
    116     Lonoke County, Residential Housing
              Facilities Board, Single Family
              Mortgage Revenue, Series A-2,
              7.90%, 4/1/11, FNMA.............      119
  1,825     State Development Finance
              Authority, Home Mortgage
              Revenue, Series B, AMT, 4.55%,
              7/1/25, Callable 7/1/08 @ 101.5,
              GNMA/FNMA.......................    1,838
    415     State Development Finance
              Authority, Revenue, Series 1,
              0.00%, 12/1/11..................      250
  1,660     State Development Finance
              Authority, Single Family
              Mortgage Revenue, Series E, AMT,
              4.75%, 1/1/20, Callable 7/1/09 @
              100, GNMA/FNMA..................    1,686
     62     Stuttgart Public Facilities Board,
              Single Family Mortgage Revenue,
              Series A-2, 7.90%, 9/1/11,
              Callable 9/1/05 @ 101, FNMA.....       63
                                                -------
                                                  4,148
                                                -------
California (4.3%):
  4,749     Contra Costa County, Multi-Family
              Mortgage Revenue, Crescent Park,
              Series B, Callable 6/20/05 @
              104, 7.80%, 6/20/34, GNMA.......    4,994
  3,985     Housing Finance Agency, AMT,
              0.00%, 2/1/32...................      771
  1,320     Housing Finance Agency, Home
              Mortgage Revenue, Series I, AMT,
              5.65%, 8/1/17, Callable 8/1/07 @
              102.............................    1,380
  2,875     Multi-Family Housing Revenue, Bond
              Pass Thru Certificates,
              Beneficial Ownership, Wildwood,
              Series 10, AMT, 5.85%, 11/1/34,
              Mandatory Put 11/1/16 @ 100.....    3,163
  2,865     Multi-Family Housing Revenue, Bond
              Pass Thru Certificates,
              Beneficial Ownership, Meridean,
              Series 9, AMT, 5.85%, 11/1/34,
              Mandatory Put 11/1/16 @ 100.....    3,152
  2,645     Multi-Family Housing Revenue, Bond
              Pass Thru Certificates,
              Beneficial Ownership, Skyway
              Villas, Series 7, AMT, 5.95%,
              11/1/34, Mandatory Put 11/1/16 @
              100.............................    2,931

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
California, continued:
    165     Redondo Beach, Redevelopment
              Agency, Residential Mortgage
              Revenue, Series B, 6.25%,
              6/1/11, Callable 6/1/05 @ 100...      162
    585     Rural Home Mortgage Finance
              Authority, Single Family
              Mortgage Revenue, Series A,
              5.00%, 12/1/11, GNMA/FNMA.......      607
  1,195     Rural Home Mortgage Finance
              Authority, Single Family
              Mortgage Revenue, Series D, AMT,
              7.10%, 6/1/31, Callable 6/1/10 @
              102, GNMA/FNMA..................    1,212
  2,525     San Jose, Multi-Family Housing
              Revenue, Helzer Courts
              Apartments, Series A, AMT,
              6.20%, 6/1/19, Callable 12/1/09
              @ 102 (c) (d)...................    2,466
  2,000     State Department Water Resource,
              Power Supply Revenue, Series A,
              5.50%, 5/1/10, MBIA.............    2,258
  3,000     State Department Water Resource,
              Public Power Supply, Series A,
              5.25%, 5/1/10...................    3,351
  5,000     State, GO, Series D-1, 1.95%,
              5/1/33..........................    5,000
  5,290     State, GO, Veterans Bonds, Series
              BG, 5.15%, 12/1/15, Callable
              12/1/08 @ 101...................    5,603
  1,375     State, GO, Veterans Bonds, Series
              BT, AMT, 5.38%, 12/1/16,
              Callable 12/1/05 @ 101..........    1,400
  2,960     Turlock Irrigation District,
              Revenue, Series A, 5.00%,
              1/1/15, Callable 1/1/13 @ 100...    3,231
                                                -------
                                                 41,681
                                                -------
Colorado (9.5%):
  2,300     Arapahoe County, Single Family
              Mortgage Revenue, 0.00%,
              9/1/10..........................    1,894
  1,920     Aurora, IDR, McKesson Corp.,
              Series A, 5.38%, 12/1/11,
              Callable 12/1/04 @ 100..........    1,923
  5,030     Aurora, Single Family Mortgage
              Revenue, Series A-2, 0.00%,
              9/1/15, Prerefunded 3/1/13 @
              75.17...........................    2,720
  2,500     Countrydale Metropolitan District,
              GO, 3.50%, 12/1/32, Mandatory
              Put 12/1/07 @ 100, LOC: Compass
              Bank............................    2,518

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
    525     Denver City & County Single Family
              Mortgage Revenue, 6.00%, 5/1/27,
              Callable 5/1/12 @ 102, AMT,
              GNMA/FNMA/FHLMC.................      541
    380     Denver City & County Single Family
              Mortgage Revenue, Home-Metro
              Mayors Caucus, Series A, 7.30%,
              11/1/31, Callable 11/1/10 @
              103.25, GNMA/FNMA/FHLMC.........      382
  1,340     Denver City & County Single Family
              Mortgage Revenue, 6.15%,
              11/1/34, Callable 5/1/12 @ 104,
              AMT, GNMA/FNMA/FHLMC............    1,359
  5,000     Denver City & County, Airport
              Revenue, Series A, AMT, 6.00%,
              11/15/10, AMBAC.................    5,683
  9,000     Denver City & County, Airport
              Revenue, Series A, 6.00%,
              11/15/14, Callable 11/15/10 @
              100.............................   10,053
  5,000     Denver City & County, Airport
              Revenue, Series A, Refunding
              Series A, 6.00%, 11/15/12,
              Callable 11/15/10 @ 100,
              AMBAC...........................    5,577
  1,000     Denver City & County, Single
              Family Residential Revenue,
              Series A, 0.00%, 7/1/10,
              Callable 7/1/08 @ 91.87.........      750
  9,850     Denver City & County, Single
              Family Residential Revenue,
              Series A, 0.00%, 7/10/14,
              Callable 7/1/08 @ 73.56.........    6,124
  1,000     Denver City & County, Special
              Facilities, Airport Revenue,
              Rental Car Project, Series A,
              6.00%, 1/1/13, Callable 1/1/09 @
              101.............................    1,107
    985     El Paso County Single Family
              Mortgage Revenue, Series A,
              6.20%, 11/1/25, Callable 5/1/09
              @ 103.5, AMT, GNMA/FNMA/FHLMC...      994
  1,870     El Paso County, School District
              #11, Colorado Springs, GO,
              7.13%, 12/1/19, Callable 12/1/07
              @ 125...........................    2,437

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

 32

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
  2,500     Englewood, Multi-Family Housing
              Revenue, Marks Apartments,
              6.65%, 12/1/26, Callable 12/1/06
              @ 102...........................    2,580
  1,000     Erie Water Enterprise, Revenue,
              5.13%, 12/1/10, Callable 12/1/08
              @ 100, ACA......................    1,053
  1,000     Health Facilities Authority,
              Revenue, Series A, 6.40%,
              1/1/10, Callable 1/1/07 @ 101...    1,020
  1,410     Housing & Finance Authority,
              Multi-Family Housing Revenue,
              Series C-3, 5.70%, 10/1/21,
              Callable 11/1/04 @ 100, FHA.....    1,411
  2,355     Housing & Finance Authority,
              Multi-Family Housing Revenue,
              Series A, AMT, 6.65%, 10/1/28,
              Callable 4/1/05 @ 102...........    2,409
    680     Housing & Finance Authority,
              Multi-Family Revenue Project,
              Series C-3, Class I, AMT, 4.45%,
              4/1/11..........................      704
  1,030     Housing & Finance Authority,
              Multi-Family Revenue Project,
              Series C-3, Class I, AMT, 4.55%,
              10/1/12.........................    1,066
  1,020     Housing & Finance Authority,
              Multi-Family Revenue Project,
              Series C-3, Class I, AMT, 4.65%,
              10/1/13, Callable 10/1/12 @
              100.............................    1,059
  1,875     Housing & Finance Authority,
              Revenue, Single Family Program,
              Series C-2, AMT, 7.05%, 4/1/31,
              Callable 10/1/16 @ 100,
              FHA/VA..........................    1,922
    560     Housing & Finance Authority,
              Single Family Mortgage Revenue,
              Series B-2, AMT, 6.80%, 4/1/30,
              Callable 4/1/09 @ 105, MBIA.....      564
  1,000     Housing Finance Authority, Single
              Family Housing Revenue, Series
              C-1, AMT, 0.00%, 11/1/29,
              Callable 5/1/08 @ 30.95.........      252
  3,500     Mesa County, Residential Revenue,
              Refunding, 0.00%, 12/1/11, ETM..    2,725
 10,000     Metropolitan Football Stadium,
              District Sales Tax Revenue,
              Series A, 0.00%, 1/1/07, MBIA...    9,509
  1,570     Multi-Family Housing Revenue, Bond
              Pass Thru Certificates,
              Lawrenceville Brisben Project,
              Series 00-11, AMT, 6.00%,
              11/1/33, Callable 12/1/10 @
              100.............................    1,631

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
  2,920     Multi-Family Housing Revenue, Bond
              Pass Thru Certificates,
              Northglenn Project, Series 00-3,
              AMT, 6.00%, 11/1/33, Callable
              12/1/10 @ 100...................    3,033
  2,745     Multi-Family Housing Revenue, Bond
              Pass Thru Certificates, Castel
              Highlands Project, Series 00-2,
              AMT, 6.00%, 11/1/33, Callable
              12/1/10 @ 100...................    2,851
  2,055     Multi-Family Housing Revenue, Bond
              Pass Thru Certificates, Rocky
              Mountain Project, Series 00-4,
              AMT, 6.00%, 11/1/33, Callable
              12/1/10 @ 100...................    2,135
  1,365     Multi-Family Housing Revenue, Bond
              Pass Thru Certificates,
              Beneficial Ownership, Stanford
              Arms, Series 17, AMT, 5.75%,
              11/1/34, Mandatory Put 11/1/16 @
              100.............................    1,491
  1,935     Multi-Family Housing Revenue, Bond
              Pass Thru Certificates,
              Beneficial Ownership, Sterling
              Park, Series 13, AMT, 5.80%,
              11/1/34.........................    2,056
  6,960     Northern Metropolitan District,
              Adams County, GO, 6.50%,
              12/1/16, Callable 12/1/07 @ 102,
              MBIA............................    7,579
                                                -------
                                                 91,112
                                                -------
Connecticut (1.5%):
  4,350     Stamford, Housing Authority,
              Multi-Family Housing Revenue,
              Rippowam Project, 6.25%,
              10/1/19, Callable 10/1/08 @
              103.............................    4,650
  9,200     Stamford, Housing Authority,
              Multi-Family Housing Revenue,
              Rippowam Project, 6.38%,
              10/1/29, Callable 10/1/08 @
              103.............................    9,674
                                                -------
                                                 14,324
                                                -------
Delaware (0.1%):
  1,255     State Housing Authority, Single
              Family Mortgage, Revenue, Series
              A-1, 5.17%, 1/1/30, Callable
              7/1/09 @ 101....................    1,292
                                                -------
District of Columbia (2.2%):
 11,840     Certificates of Participation,
              5.25%, 1/1/13, AMBAC............   13,031
  1,000     GO, Series A, 5.38%, 6/1/10,
              Callable 6/1/07 @ 102...........    1,085

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
District of Columbia, continued:
  1,000     GO, Series B, 5.25%, 6/1/15,
              Callable 6/1/10 @ 101...........    1,096
  1,000     GO, Unrefunded, Balance
              Referendum, Series 01, Class A,
              6.00%, 6/1/11, MBIA.............    1,158
  1,640     GO, Unrefunded, Balance
              Referendum, Series 01, Class B,
              6.00%, 6/1/12, MBIA.............    1,913
  2,895     Tobacco Settlement Financing
              Corp., Revenue, 5.20%,
              5/15/08.........................    2,990
                                                -------
                                                 21,273
                                                -------
Florida (2.5%):
  2,385     Capital Projects Finance
              Authority, Student Housing,
              Revenue, 5.50%, 10/1/13,
              Callable 10/1/11 @ 102, MBIA....    2,625
  2,880     Capital Projects Finance
              Authority, Student Housing,
              Revenue, 5.50%, 10/1/14,
              Callable 10/1/11 @ 102, MBIA....    3,150
  2,860     Capital Trust Agency, Revenue,
              Seminole Tribe Convention,
              Series C, 6.00%, 10/1/17,
              Callable 10/1/12 @ 101, ACA.....    3,172
    830     Housing Finance Corp., Homeowner
              Mortgage Revenue, Series 2, AMT,
              4.75%, 7/1/19, Callable 6/1/07 @
              101.50, MBIA....................      837
  4,435     Miami-Dade County, Aviation
              Revenue, Series C, AMT, 5.25%,
              10/1/10, Callable 10/1/08 @
              101.............................    4,787
  2,900     Miami-Dade County, Split
              Obligation, Revenue, Sub-Series
              A, 0.00%, 10/1/16, Callable
              4/1/08 @ 65.58, MBIA............    1,637
  2,880     Orange County, Housing Finance
              Authority, 5.40%, 9/1/32,
              Callable 9/1/12 @ 100,
              GNMA/FNMA.......................    3,064
  1,100     Pompano Beach Water & Sewer
              Revenue, 5.50%, 7/1/16, Callable
              7/1/07 @ 101, FGIC..............    1,189
  1,320     Santa Rosa Bay Bridge Authority,
              Revenue, Capital Appreciation,
              0.00%, 7/1/08, ACA..............    1,191
  1,625     Santa Rosa Bay Bridge Authority,
              Revenue, Capital Appreciation,
              0.00%, 7/1/09, ACA..............    1,406

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
  1,535     Santa Rosa Bay Bridge Authority,
              Revenue, Capital Appreciation,
              0.00%, 7/1/12, ACA..............    1,149
                                                -------
                                                 24,207
                                                -------
Georgia (2.1%):
  1,500     Atlanta Airport Facilities,
              Revenue, Series A, 6.50%,
              1/1/08, AMBAC...................    1,678
  2,695     Clayton County, Housing Authority,
              Multi-Family Housing Revenue,
              Southlake Cove Project, 5.60%,
              12/20/13, Callable 12/20/12 @
              104, GNMA.......................    3,019
    440     Dallas County, Revenue, Legacy at
              Dallas Project, Series A, 5.35%,
              12/1/27, Callable 12/1/12 @
              102.............................      398
    785     Dallas County, Revenue, Legacy at
              Dallas Project, Series A ,
              5.45%, 12/1/35, Callable 12/1/12
              @ 102...........................      709
  2,805     Dallas County, Revenue, Legacy at
              Dallas Project, Series A ,
              5.60%, 12/1/43, Callable 12/1/12
              @ 102...........................    2,535
  5,000     DeKalb County, Housing Authority,
              Multi-Family Housing Revenue,
              Friendly Hills Apartments,
              Series A, AMT, 7.05%, 1/1/39,
              Callable 1/1/08 @ 104, FHA......    5,337
  1,000     Fulton County Building Authority
              Revenue, Capital Appreciation,
              0.00%, 1/1/10...................      853
  1,765     Fulton County, Housing Authority,
              Multi-Family Housing Revenue,
              Concorde Place Apartments
              Project, Series A, AMT, 6.30%,
              7/1/16, Callable 7/1/06 @ 102...    1,973
  2,240     Multi-Family Housing Revenue, Bond
              Pass Thru Certificates,
              Beneficial Ownership,
              Stonecrest, Series 8, AMT,
              5.90%, 11/1/34, Callable 12/1/11
              @ 100...........................    2,375
  1,550     Municipal Electric Authority,
              Revenue, Series A, 5.13%,
              1/1/12, Callable 1/1/07 @ 101...    1,644
                                                -------
                                                 20,521
                                                -------

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

 34

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
 Hawaii (0.2%):
  1,020     Honolulu City & County, Mortgage
              Revenue, Smith-Beretania, Series
              8A, 4.80%, 1/1/12, Callable
              1/1/05 @ 100, MBIA..............    1,021
  1,100     State Housing & Community
              Development Corp., Multi-Family
              Housing Revenue, Sunset Villas,
              5.00%, 7/20/11, GNMA............    1,134
                                                -------
                                                  2,155
                                                -------
Idaho (0.5%):
  2,270     Housing & Finance Association,
              Revenue, Series A-Class III,
              5.55%, 7/1/20, Callable 7/1/11 @
              100.............................    2,365
    600     Housing & Finance Association,
              Single Family Mortgage Revenue,
              Series A, 5.35%, 7/1/11,
              Callable 1/1/08 @ 101.50,
              FHA/VA..........................      600
    335     Housing & Finance Association,
              Single Family Mortgage Revenue,
              Series E-2, AMT, 5.95%, 7/1/14,
              Callable 1/1/07 @ 101.50........      335
    570     Housing & Finance Association,
              Single Family Mortgage Revenue,
              Series H, AMT, 6.05%, 7/1/14,
              Callable 1/1/07 @ 102, FHA/VA...      596
    270     Housing & Finance Association,
              Single Family Mortgage Revenue,
              Series D, AMT, 6.45%, 7/1/14,
              Callable 1/1/06 @ 102, FHA......      273
    405     Housing & Finance Association,
              Single Family Mortgage Revenue,
              Series D-2, AMT, 4.95%, 7/1/28,
              Callable 1/1/08 @ 101.50, FHA...      405
                                                -------
                                                  4,574
                                                -------
Illinois (3.3%):
  3,000     Chicago City Colleges, Capital
              Improvement, GO, 6.00%, 1/1/10,
              FGIC............................    3,419
  1,000     Chicago Gas Supply Revenue, The
              Peoples Gas Light, Series A,
              6.10%, 6/1/25, Callable 6/1/05 @
              102.............................    1,033
  4,450     Chicago Heights, GO, Series A,
              5.65%, 12/1/16, Callable 12/1/08
              @ 100, FGIC.....................    4,921
    100     Chicago Midway Airport, Revenue,
              Series A, AMT, 5.13%, 1/1/26,
              Callable 1/1/11 @ 101, FSA......      102

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
  1,000     Chicago O'Hare International
              Airport, Passenger Facilities
              Revenue, Series A, AMT, 5.50%,
              1/1/09..........................    1,093
    890     Chicago, Single Family Mortgage
              Revenue, Series B, 6.00%,
              4/1/26, Callable 4/1/12 @ 103,
              GNMA/FNMA/FHLMC.................      906
    330     Chicago, Single Family Mortgage
              Revenue, Series C, 7.00%,
              3/1/32, Callable 9/1/10 @ 105,
              MBIA/GNMA/FNMA/FHLMC............      332
  2,135     Chicago, Single Family Mortgage
              Revenue, Series B, 6.00%,
              10/1/33, GNMA/FNMA/FHLMC........    2,173
  1,000     Chicago, Single Family Mortgage
              Revenue, Series D, AMT, 5.75%,
              10/1/34, Callable 10/1/13 @ 103,
              GNMA/FNMA/FHLMC.................    1,080
  1,000     Cook County, School District #219,
              Niles Township, GO, 5.88%,
              12/1/12, Callable 12/1/10 @ 100,
              FGIC............................    1,140
  2,660     Cook County, School District #219,
              Niles Township, GO, 5.88%,
              12/1/13, Callable 12/1/10 @ 100,
              FGIC............................    3,032
  2,745     DeKalb & Ogle Counties, Community
              College District #523, 5.75%,
              2/1/13, Callable 2/1/10 @ 100,
              FSA.............................    3,073
    515     Moline, Mortgage Revenue, Sub-
              Series 1, 0.00%, 5/1/11.........      330
    135     Peoria, Moline & Freeport Single
              Family Revenue, Series A, AMT,
              7.60%, 4/1/27, Callable 10/1/05
              @ 105, GNMA.....................      136
  3,500     Peru, IDR, Consolidated
              Freightways Corp. Project,
              Series B, 5.25%, 1/1/04 (c)
              (d).............................      214
  3,430     State Development Finance
              Authority, Multi-Family Housing
              Revenue, Series A, 6.50%,
              7/20/15, Callable 7/20/10 @
              105.............................    3,905

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
  4,465     State Development Finance
              Authority, Multi-Family Housing
              Revenue, Series A, 6.60%,
              7/20/21, Callable 7/20/10 @
              105.............................    5,070
                                                -------
                                                 31,959
                                                -------
Indiana (2.1%):
  4,900     Fremont, IDR, Consolidated
              Freightways Corp. Project,
              5.25%, 5/1/04, (b) (c) (d)......      300
  2,000     Indianapolis, Local Public
              Improvements Bond Bank, Revenue,
              Series A, 6.50%, 1/1/08.........    2,230
    440     Indianapolis, Multi-Family Housing
              Revenue, Turtle Creek North
              Apartments, Series A, 3.40%,
              12/20/09, GNMA/FHA..............      440
    550     Indianapolis, Multi-Family Housing
              Revenue, Turtle Creek North
              Apartments, Series A, 4.15%,
              12/20/14, Callable 12/20/09 @
              102, GNMA/FHA...................      551
    700     Indianapolis, Multi-Family Housing
              Revenue, Turtle Creek North
              Apartments, Series A, 4.38%,
              12/20/19, Callable 12/20/09 @
              102, GNMA/FHA...................      703
  2,000     State Development Finance
              Authority, PCR, Southern Indiana
              Gas & Electric, Series C, AMT,
              5.00%, 3/1/30, Mandatory Put
              3/1/06 @ 100....................    2,043
  1,400     State Housing Finance Authority,
              Single Family Mortgage Revenue,
              Series A-1, 5.10%, 1/1/17,
              Callable 1/1/07 @ 102,
              GNMA/FNMA.......................    1,443
    930     State Housing Finance Authority,
              Single Family Mortgage Revenue,
              Series A-2, AMT, 6.45%, 7/1/14,
              Callable 7/1/05 @ 102, FHA/VA...      941
  3,130     State Housing Finance Authority,
              Toll Road Revenue, 6.00%,
              7/1/15, Callable 7/1/05 @ 100...    3,135
  3,000     Sullivan, Pollution Control
              Revenue, 7.10%, 4/1/19, Callable
              4/1/05 @ 100....................    3,026

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Indiana, continued:
  4,550     Transportation Finance Authority,
              Highway Revenue, Series A,
              5.75%, 6/1/12, AMBAC............    5,253
                                                -------
                                                 20,065
                                                -------
Iowa (0.4%):
  3,270     Multi-Family Housing Revenue, Bond
              Pass Thru Certificates,
              Beneficial Ownership, Town
              Center Villas, Series 12, AMT,
              5.80%, 11/1/34, Callable 12/1/11
              @ 100...........................    3,488
                                                -------
Kansas (1.8%):
  1,985     Sedgwick & Shawnee Counties,
              Single Family Mortgage Revenue,
              Mortgage Backed Securities
              Program, Series A, AMT, 6.05%,
              6/1/27, Callable 6/1/13 @ 102,
              GNMA/ FNMA*.....................    2,180
  2,195     Sedgwick & Shawnee Counties,
              Single Family Mortgage Revenue,
              Mortgage Backed Securities
              Program, Series A, 5.25%,
              6/1/28, Callable 6/1/12 @ 103,
              GNMA/FNMA.......................    2,222
  5,045     Sedgwick & Shawnee Counties,
              Single Family Mortgage Revenue,
              Mortgage Backed Securities
              Program, Series A-4, 5.65%,
              6/1/28, Callable 6/1/12 @ 103,
              GNMA/FNMA.......................    5,133
  3,835     Sedgwick & Shawnee Counties,
              Single Family Mortgage Revenue,
              Mortgage Backed Securities
              Program, Series B-2, 6.45%,
              12/1/33, AMT, Callable 6/1/11 @
              105, GNMA/FNMA..................    3,968
  2,885     Sedgwick County, Single Family
              Mortgage Revenue, Mortgage
              Backed Securities Program,
              Series B-3, 5.75%, 12/1/34,
              Callable 12/1/12 @ 105,
              GNMA/FNMA.......................    3,079
    115     Shawnee County, Single Family
              Mortgage Revenue, 0.00%,
              10/1/16, MBIA...................       35

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

 36

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kansas, continued:
  1,040     State Development Finance
              Authority, Multi-Family Housing
              Revenue, Series O, 6.50%,
              6/20/34, Callable 6/20/09 @ 104,
              GNMA............................    1,120
                                                -------
                                                 17,737
                                                -------
Kentucky (1.4%):
 10,475     Economic Development Finance
              Authority, Health System
              Revenue, Norton Healthcare,
              Inc., Series B, 0.00%, 10/1/06,
              MBIA............................   10,027
  1,615     Economic Development Finance
              Authority, Health System
              Revenue, Norton Healthcare,
              Inc., Series C, 0.00%, 10/1/06,
              MBIA............................    1,626
  1,805     Greater Housing Assistance Corp.,
              Mortgage Revenue, Castle Village
              Apartments Project, Series A,
              5.90%, 2/1/24, FHA..............    1,807
    515     Meade County, Olin Corp. Project,
              6.00%, 7/1/07, Callable 7/1/05 @
              100.............................      516
                                                -------
                                                 13,976
                                                -------
Louisiana (3.3%):
    655     Calcasieu Parish Public
              Transportation Authority,
              Mortgage Revenue, Series A, AMT,
              5.55%, 4/1/12, Callable 4/1/08 @
              102, GNMA/FNMA..................      689
    460     Calcasieu Parish Public
              Transportation Authority,
              Mortgage Revenue, Series B,
              5.00%, 4/1/28, Callable 4/1/13 @
              105, GNMA/FNMA..................      487
    200     Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              B, AMT, 8.00%, 3/1/25,
              GNMA/FHLMC......................      201
  1,590     Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              D-2, AMT, 7.05%, 6/1/31,
              Callable 6/1/10 @ 101...........    1,638
  7,115     Jefferson Parish Home Mortgage
              Authority, Single Family
              Mortgage Revenue, Series C, AMT,
              4.50%, 12/1/24, Callable 12/1/13
              @ 100, GNMA/FNMA................    7,082

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
    725     Jefferson Parish Home Mortgage
              Authority, Single Family
              Mortgage Revenue, Series C-1,
              7.00%, 6/1/29, Callable 6/1/10 @
              105, GNMA/FNMA..................      750
  1,250     Jefferson Parish Home Mortgage
              Authority, Single Family
              Mortgage Revenue, Series B-1,
              AMT, 6.66%, 12/1/33, Callable
              6/1/11 @ 105, GNMA/FNMA.........    1,300
    200     Public Facilities Authority,
              Hospital Revenue, Franciscan
              Missionaries, Series C, 5.00%,
              7/1/28, Callable 7/1/08 @ 101,
              MBIA............................      203
    455     Public Facilities Authority,
              Hospital Revenue, Touro
              Infirmary Project, Series A ,
              6.13%, 8/15/23, Callable 2/7/05
              @ 101...........................      459
    105     Public Facilities Authority,
              Single Family Mortgage Revenue,
              Series B, 5.75%, 8/1/31,
              Callable 8/1/07 @ 102,
              GNMA/FNMA.......................      109
  3,095     Shreveport, GO, Series A, 6.00%,
              5/1/09, FGIC....................    3,508
    540     St. Tammany Parish Hospital,
              Service District #2, GO, Series
              B, 5.25%, 3/1/11, Radian........      594
    515     St. Tammany Parish Hospital,
              Service District #2, GO, Series
              B, 5.25%, 3/1/12, Radian........      567
    475     St. Tammany Public Trust Finance
              Authority, Revenue, Christwood
              Project, 5.70%, 11/15/18,
              Callable 11/15/08 @ 102.........      478
  1,000     Stadium & Exposition District
              Revenue, 5.25%, 7/1/16, Callable
              7/1/09 @ 102, FGIC..............    1,100
  4,460     State Energy & Power Authority,
              Power Project Revenue, 5.75%,
              1/1/11, FSA.....................    5,103
  4,320     State Energy & Power Authority,
              Power Project Revenue, 5.75%,
              1/1/12, FSA.....................    4,977
  2,290     State Energy & Power Authority,
              Power Project Revenue, 5.75%,
              1/1/13, FSA.....................    2,652
                                                -------
                                                 31,897
                                                -------

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
 Maine (0.6%):
  2,500     Lewiston Housing Corp.,
              Multi-Family Mortgage Revenue,
              Series A, 6.65%, 8/15/23,
              Callable 8/15/05 @ 100, FHA.....    2,505
  2,375     State Housing Authority, Mortgage
              Revenue, Series C-2, AMT, 6.15%,
              11/15/17, Callable 11/15/05 @
              102, AMBAC......................    2,471
    925     State Housing Authority, Single
              Family Housing Revenue, Series
              C, AMT, 6.10%, 11/15/16,
              Callable 11/15/06 @ 102.........      967
                                                -------
                                                  5,943
                                                -------
Maryland (0.5%):
    640     Baltimore County, Multi-Family
              Housing Revenue, Series A,
              0.00%, 9/1/24, Callable 9/1/07 @
              40.55, FHA......................      224
  2,000     Baltimore Port Facilities Revenue,
              6.50%, 12/1/10, Callable 6/1/05
              @ 100...........................    2,077
  5,780     Prince Georges County Housing
              Authority, Multi-Family Housing
              Revenue, Foxglenn Apartments,
              Series A, AMT, 0.00%, 5/20/22,
              Callable 5/20/05 @ 36.045.......    2,157
    660     Prince Georges County, Housing
              Authority, Single Family
              Mortgage Revenue, AMT, Series A,
              Callable 6/1/12 @ 102, 5.60%,
              12/1/34, GNMA/FNMA/FHLMC........      680
                                                -------
                                                  5,138
                                                -------
Massachusetts (0.9%):
    675     New Bedford Housing Authority,
              Revenue, Capital Fund Program,
              Series A, 3.40%, 10/1/11........      681
    700     New Bedford Housing Authority,
              Revenue, Capital Fund Program,
              Series A, 3.60%, 10/1/12........      708
    725     New Bedford Housing Authority,
              Revenue, Capital Fund Program,
              Series A, 3.75%, 10/1/13........      734
    750     New Bedford Housing Authority,
              Revenue, Capital Fund Program,
              Series A, 3.90%, 10/1/14........      763
  1,945     State Educational Financing
              Authority, Education Loan
              Revenue, Series E, 4.60%,
              1/1/10, AMBAC...................    2,031

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Massachusetts, continued:
    130     State Housing Finance Agency,
              Single Family Mortgage Revenue,
              Series 21, AMT, 7.13%, 6/1/25,
              Callable 6/1/05 @ 100...........      130
  2,500     State Housing Finance Authority,
              Multi-Family Housing Revenue,
              Series A, AMT, 6.40%, 12/1/15,
              Callable 6/1/06 @ 102, AMBAC....    2,603
  1,340     State Industrial Finance Agency,
              Revenue, University Commons,
              6.55%, 8/1/18, Callable 2/1/08 @
              105, FHA........................    1,489
                                                -------
                                                  9,139
                                                -------
Michigan (0.5%):
  4,000     State Building Authority, Revenue,
              Facilities Program, Series 1,
              5.00%, 10/15/12, Callable
              10/15/10 @ 100..................    4,365
                                                -------
Minnesota (0.5%):
    680     Blaine, IDR, Consolidated
              Freightways Corp. Project,
              5.15%, 1/1/04 (c) (d)...........       42
  1,200     Maplewood, Multi-Family Housing
              Revenue, 6.50%, 9/1/24, Callable
              9/1/05 @ 101, FHA...............    1,227
  1,625     Minneapolis Community Development
              Agency, Multi-Family Housing
              Revenue, Riverside Homes
              Project, 6.10%, 9/1/19, Callable
              9/1/09 @ 102....................    1,638
    395     Minneapolis, Mortgage Revenue,
              7.00%, 10/1/12, Callable 10/1/05
              @ 100...........................      402
  1,685     State Housing Finance Agency,
              Single Family Mortgage Revenue,
              Series A, 5.75%, 7/1/18,
              Callable 7/1/09 @ 100...........    1,705
                                                -------
                                                  5,014
                                                -------
Mississippi (0.8%):
  6,400     Higher Education Assistance Corp.,
              Student Loan Revenue, Series
              B-3, AMT, 5.45%, 3/1/10, GSL....    6,861
    235     Home Corp., Single Family Mortgage
              Revenue, Access Program, Series
              B, AMT, 7.90%, 3/1/25, Callable
              3/1/05 @ 106, GNMA..............      237

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

 38

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Mississippi, continued:
  1,000     State, Gaming Counties Highway
              Improvement, GO, Series A,
              5.50%, 7/1/08...................    1,100
                                                -------
                                                  8,198
                                                -------
Missouri (1.9%):
    915     Cameron, IDA, Health Facilities
              Revenue, Cameron Community
              Hospital, 6.25%, 12/1/12,
              Callable 12/1/10 @101, ACA......    1,013
  2,570     Kansas City, GO, Streetlight
              Project, Series B, 5.13%,
              2/1/17, Callable 2/1/07 @ 101...    2,714
  3,180     Multi-Family Housing Revenue, Bond
              Pass Thru Certificates, Lakewood
              Beneficial Ownership, Series 6,
              AMT, 5.75%, 11/1/34, Mandatory
              Put 11/1/16 @ 100...............    3,472
  2,380     Multi-Family Housing Revenue, IDA
              Bond Pass Thru Certificates, Oak
              Crossing Beneficial Ownership,
              Series 11, AMT, 5.75%, 11/1/34,
              Callable 12/1/11 @ 100..........    2,522
  2,995     St. Louis County Housing
              Authority, Multi-Family Housing
              Revenue, Oakmont Hathaway &
              Brighton, Series A, 4.55%,
              5/1/31, Callable 5/1/11 @ 100,
              FNMA............................    3,161
  1,235     St. Louis International, Airport
              Revenue, Series A, 5.00%,
              7/1/09, FSA.....................    1,340
    355     State Housing Development, Single
              Family Mortgage Revenue, Series
              B, AMT, 6.15%, 3/1/20, Callable
              3/1/10 @ 100, GNMA/FNMA.........      357
    405     State Housing Development, Single
              Family Mortgage Revenue, Series
              B-1, 7.45%, 9/1/31, AMT,
              Callable 3/1/10 @ 101...........      407
  1,110     State Housing Development, Single
              Family Mortgage Revenue, Series
              C-1, AMT, 7.15%, 3/1/32,
              Callable 9/1/10 @ 101,
              GNMA/FNMA.......................    1,167
  2,000     University City, Multi-Family
              Housing Revenue, 7.38%,
              3/1/21..........................    2,106
                                                -------
                                                 18,259
                                                -------

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Montana (0.2%):
  1,500     State Housing Board, Single Family
              Mortgage Revenue, Series B-2,
              AMT, 6.00%, 12/1/29, Callable
              6/1/10 @ 100....................    1,566
                                                -------
Nebraska (0.3%):
  3,000     Lancaster County, IDR,
              Archer-Daniels-Midland Co.
              Project, 5.90%, 11/1/07,
              Callable 11/1/04 @ 100..........    3,064
                                                -------
Nevada (0.8%):
  3,000     Director State Department Business
              & Industrial Solid Waste
              Disposal, Revenue, Waste
              Management Income Project, AMT,
              3.30%, 10/1/14, Mandatory Put
              10/1/07 @ 100...................    2,992
  1,510     Housing Division, Multi-Unit
              Housing, Citivista Project,
              Series A, AMT, 5.45%, 10/1/15,
              Callable 10/1/10 @ 100, FNMA....    1,592
    145     Housing Division, Single Family
              Mortgage Revenue, Series B-1,
              AMT, 6.00%, 4/1/10, Callable
              4/1/07 @ 102....................      146
    350     Housing Division, Single Family
              Mortgage Revenue, Series A-1,
              AMT, 5.20%, 4/1/11, Callable
              4/1/08 @ 101.50.................      352
    140     Housing Division, Single Family
              Mortgage Revenue, Series C, AMT,
              6.60%, 4/1/14, Callable 4/1/06 @
              102, FHA/VA.....................      141
  1,945     Las Vegas, Special Improvement
              District #707, Special
              Assessment, 5.40%, 6/1/14,
              Callable 6/1/08 @ 102, FSA......    2,135
                                                -------
                                                  7,358
                                                -------
New Jersey (1.3%):
  2,310     Casino Reinvestment Development
              Authority, New Jersey Hotel Room
              Fee Revenue, 5.00%, 1/1/15,
              AMBAC...........................    2,539
  1,295     Health Care Facilities, Finance
              Authority Revenue, Shore
              Memorial Health Care System,
              5.00%, 7/1/10, LOC: Radian......    1,409

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
New Jersey, continued:
  1,355     Health Care Facilities, Finance
              Authority Revenue, Shore
              Memorial Health Care System,
              5.00%, 7/1/11, LOC: Radian......    1,479
  2,650     State Transportation Corp.,
              Capital Grant Anticipation
              Notes, Series B, 5.50%, 2/1/08,
              AMBAC...........................    2,883
  4,000     State Transportation Trust Fund
              Authority, Transportation
              Systems Revenue, Series A,
              5.25%, 12/15/09.................    4,412
                                                -------
                                                 12,722
                                                -------
New Mexico (1.5%):
    985     Educational Assistance Foundation,
              Student Loan Program, Revenue,
              Sub-Series A-2, AMT, 6.20%,
              11/1/08, Callable 11/1/06 @ 102,
              GSL.............................      986
    590     Educational Assistance Foundation,
              Student Loan Program, Revenue,
              Sub-Series A-2, AMT, 6.30%,
              11/1/09, Callable 11/1/06 @ 102,
              GSL.............................      591
    355     Mortgage Finance Authority, Single
              Family Mortgage Revenue, Series
              A-2, AMT, 6.05%, 7/1/16,
              Callable 7/1/07 @ 102,
              FNMA/GNMA/FHLMC.................      360
    770     Mortgage Finance Authority, Single
              Family Mortgage Revenue, Series
              A-2, AMT, 4.60%, 9/1/29,
              Callable 9/1/08 @ 102,
              FNMA/GNMA.......................      782
  1,590     Mortgage Finance Authority, Single
              Family Mortgage Revenue, Series
              E-2, AMT, 6.80%, 3/1/31,
              Callable 9/1/09 @ 102.50,
              GNMA/FNMA/FHLMC.................    1,715
  6,120     Mortgage Finance Authority, Single
              Family Mortgage Revenue, Series
              C-2, AMT, 4.70%, 9/1/33,
              Callable 9/1/12 @ 102.75,
              FNMA/GNMA.......................    6,358
  1,675     Multi-Family Housing Revenue, Bond
              Pass Thru Certificates,
              Beneficial Ownership, Valencia
              Apartments, Series 2, AMT,
              5.85%, 5/1/34, Callable 6/1/11 @
              100.............................    1,777

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
New Mexico, continued:
  1,990     Multi-Family Housing Revenue, Bond
              Pass Thru Certificates, Manzano
              Mesa Apartments, Series 2,
              5.95%, 11/1/34, Callable 12/1/11
              @ 100...........................    2,065
                                                -------
                                                 14,634
                                                -------
New York (4.9%):
  1,365     Monroe County, New York Airport
              Authority Revenue, Greater
              Rochester International, 5.25%,
              1/1/12, MBIA....................    1,501
  5,410     Munimae Trust, RHA Affordable
              Housing, Inc., Class A, 6.15%,
              11/1/39, Callable 4/1/08 @
              101.............................    5,613
  3,000     New York, GO, Series 98-C, 5.50%,
              11/15/10, Callable 11/15/07 @
              101.............................    3,258
  2,500     New York, GO, Series A, 5.25%,
              11/1/08.........................    2,720
  8,560     New York, GO, Series B, 5.20%,
              8/1/09, Callable 8/1/07 @ 101...    9,179
  1,000     New York, GO, Series B, 5.25%,
              8/1/10, Callable 8/1/07 @ 101...    1,068
  5,000     New York, GO, Series C, 5.50%,
              8/1/13, Callable 2/1/13 @ 100...    5,574
  4,000     New York, GO, Series F, 5.25%,
              8/1/07..........................    4,271
  1,000     Residential Recovery Agency,
              Residential Recovery Revenue,
              Series F, 5.00%, 7/1/12, FSA....    1,078
  2,140     Residential Recovery Agency,
              Residential Recovery Revenue,
              Series F, 5.00%, 7/1/13, FSA....    2,296
  1,050     State Dormitory Authority,
              Revenue, Jewish Board of Family
              & Children, 5.00%, 7/1/10,
              AMBAC...........................    1,152
  1,100     State Dormitory Authority,
              Revenue, Jewish Board of Family
              & Children, 5.00%, 7/1/11,
              AMBAC...........................    1,212
  1,150     State Dormitory Authority,
              Revenue, Jewish Board of Family
              & Children, 5.00%, 7/1/12,
              AMBAC...........................    1,267

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

 40

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
New York, continued:
     40     State Mortgage Agency, Homeowner
              Mortgage Revenue, Series 69,
              AMT, 4.70%, 4/1/24, Callable
              3/1/08 @ 101....................       40
  3,000     State Urban Development Corp.,
              Correctional & Youth Facilities
              Revenue, Series A, 5.25%,
              1/1/21, Mandatory Put 1/1/09 @
              100.............................    3,267
  2,000     State, GO, Series A, 5.25%,
              8/1/10, Callable 8/1/07 @ 101...    2,114
  1,675     Tobacco Settlement Financing
              Corp., Revenue, Series B, 4.00%,
              6/1/12..........................    1,756
                                                -------
                                                 47,366
                                                -------
North Carolina (0.2%):
    770     Asheville Housing Authority,
              Multi-Family Revenue, 3.90%,
              8/20/15, Callable 8/20/14 @ 102,
              GNMA............................      763
    675     Housing Finance Agency, Home
              Ownership Revenue, AMT, Series
              8-A, 5.95%, 1/1/27, Callable
              1/1/10 @ 100....................      707
    360     University of Charlotte, Revenue,
              5.00%, 1/1/17, Callable 1/1/12 @
              101, MBIA.......................      387
                                                -------
                                                  1,857
                                                -------
North Dakota (0.1%):
    575     State Housing Finance Agency,
              Housing Finance Program Revenue,
              Series A, AMT, 6.00%, 7/1/17,
              Callable 1/1/07 @ 102...........      599
                                                -------
Ohio (5.9%):
  6,000     Akron, Municipal Baseball Stadium,
              Certificates of Participation,
              6.90%, 12/1/16, Callable 12/1/06
              @ 102...........................    6,435
  2,535     Capital Corp., Housing Mortgage
              Revenue, Fish Creek Plaza,
              Series A, 6.00%, 8/1/24,
              Callable 8/1/05 @ 100...........    2,537
    825     Cleveland, Non-Tax Stadium
              Revenue, Series A, 0.00%,
              12/1/07, Callable 4/14/05 @
              86.146, AMBAC...................      701
    810     Cleveland, Non-Tax Stadium
              Revenue, Series B, 0.00%,
              12/1/08, Callable 6/11/05 @
              82.132, AMBAC...................      650

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
    820     Cleveland, Non-Tax Stadium
              Revenue, Series A, 0.00%,
              12/1/10, Callable 4/14/05 @
              72.673, AMBAC...................      587
    815     Cleveland, Non-Tax Stadium
              Revenue, Series B, 0.00%,
              12/1/11, Callable 6/11/05 @
              69.287, AMBAC...................      551
    820     Cleveland, Non-Tax Stadium
              Revenue, Series A, 0.00%,
              12/1/13, Callable 4/14/05 @
              61.308, AMBAC...................      495
    815     Cleveland, Non-Tax Stadium
              Revenue, Series B, 0.00%,
              12/1/14, Callable 6/11/05 @
              58.451, AMBAC...................      465
    820     Cleveland, Non-Tax Stadium
              Revenue, Series A, 0.00%,
              12/1/16, Callable 4/14/05 @
              51.72, AMBAC....................      418
    815     Cleveland, Non-Tax Stadium
              Revenue, Series B, 0.00%,
              12/1/17, Callable 6/11/05 @
              49.31, AMBAC....................      393
    820     Cleveland, Non-Tax Stadium
              Revenue, Series A, 0.00%,
              12/1/19, Callable 4/14/05 @
              43.631, AMBAC...................      353
    810     Cleveland, Non-Tax Stadium
              Revenue, Series B, 0.00%,
              12/1/20, Callable 6/11/05 @
              41.598, AMBAC...................      329
  2,750     Cleveland, Public Power System
              Revenue, Series 1, 5.13%,
              11/15/18, Callable 11/15/06 @
              102, MBIA.......................    2,923
  1,165     Cleveland-Cuyahoga County Port
              Authority, Revenue, C & P Docks
              Project, Series 1, AMT, 6.00%,
              3/1/07, ETM.....................    1,225
  2,075     Cleveland-Cuyahoga County Port
              Authority, Revenue, Port
              Cleveland Bond Fund, Series C,
              5.25%, 11/15/15, Callable
              5/15/12 @ 102...................    2,112

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
    630     Cleveland-Cuyahoga County Port
              Authority, Revenue, Port
              Cleveland Bond Fund, Series A,
              6.25%, 5/15/16, Callable 5/15/15
              @ 102...........................      655
  2,000     Cleveland-Cuyahoga County Port
              Authority, Revenue, Port of
              Cleveland, Series A, 5.38%,
              5/15/18, Callable 5/15/08 @
              102.............................    2,032
  1,055     Cleveland-Cuyahoga County Port
              Authority, Revenue, Port
              Cleveland Bond Fund, Series A,
              6.20%, 5/15/22, Callable 5/15/12
              @ 102...........................    1,116
  1,745     Cleveland-Cuyahoga County Port
              Authority, Revenue, Capital
              Improvements Project, Series A,
              5.38%, 5/15/19, Callable 5/15/09
              @ 102, LOC: Fifth Third Bank....    1,747
  1,480     Cleveland-Cuyahoga County Port
              Authority, Revenue, City
              Project, Series B, 4.50%,
              5/15/30, Callable 5/15/14 @
              102.............................    1,483
    300     Cuyahoga County, Multi-Family
              Housing Revenue, 3.25%, 9/20/09,
              GNMA............................      303
    550     Cuyahoga County, Multi-Family
              Housing Revenue, 4.00%, 9/20/14,
              GNMA............................      546
    480     Housing Finance Agency, Mortgage
              Revenue, Series B, AMT, 4.65%,
              9/1/20, Callable 9/1/08 @ 101,
              GNMA............................      481
  3,400     Housing Finance Agency, Mortgage
              Revenue, 4.63%, 9/1/31, Callable
              1/1/11 @ 100, GNMA..............    3,449
    990     Lucas County Port Authority,
              Development Revenue, Series E,
              AMT, 6.10%, 11/15/10............    1,034
    535     Lucas County Port Authority,
              Development Revenue, Series F,
              AMT, 6.00%, 11/15/07............      564
  1,065     Lucas County, Mortgage Revenue,
              Swan Creek Apartments Project,
              Series A, 5.95%, 12/20/21,
              Callable 12/20/10 @ 102, GNMA...    1,143
  2,500     Montgomery County, Health Care
              Facilities Revenue, Mary Scott
              Project, Series A, 6.55%,
              9/20/32, Callable 9/1/11 @ 101,
              GNMA............................    2,752

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
  4,500     Montgomery County, Hospital
              Revenue, Kettering Medical
              Center, 5.63%, 4/1/16, Callable
              4/1/06 @ 102, MBIA..............    4,759
  1,000     State Air Quality Development
              Authority, PCR, Cleveland
              Electric, Series B, 3.75%,
              10/1/30, Mandatory Put 10/1/08 @
              100.............................    1,005
  2,000     State Higher Education Capital
              Facilities, Revenue, Series
              II-A, 5.50%, 12/1/09............    2,249
  1,000     State, Mortgage Revenue, 6.20%,
              8/1/17, Callable 8/1/06 @ 102,
              FHA.............................    1,056
  1,810     State, Revenue, Mental Health
              Capital Facilities , Series
              II-A, 4.00%, 8/1/09, AMBAC......    1,908
    300     Summit County Port Authority,
              Multi-Family Housing Revenue,
              Eastland Woods Project, Series
              A, 3.25%, 12/20/09, GNMA/FHA....      298
    425     Summit County Port Authority,
              Multi-Family Housing Revenue,
              Eastland Woods Project, Series A
              , 4.00%, 12/20/14, Callable
              6/20/14 @102, GNMA/FHA..........      420
    580     Summit County Port Authority,
              Multi-Family Housing Revenue,
              Eastland Woods Project, Series A
              , 4.35%, 12/20/19, Callable
              6/20/14 @102, GNMA/FHA..........      573
  1,020     Summit County Port Authority,
              Multi-Family Housing Revenue,
              Eastland Woods Project, Series A
              , 4.75%, 12/20/26, Callable
              6/20/14 @102, GNMA/FHA..........    1,005
    945     Toledo, Lucas County Port
              Authority, Development Revenue,
              Northwest Ohio Bond Fund, Series
              C, AMT, 4.35%, 11/15/07.........      974
    500     Toledo, Lucas County Port
              Authority, Development Revenue,
              Northwest Ohio Bond Fund, Series
              D, AMT, 6.00%, 5/15/11..........      534

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

 42

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
    870     Toledo, Lucas County Port
              Authority, Development Revenue,
              Northwest Ohio Bond Fund, Series
              C, AMT, 6.00%, 5/15/11..........      939
  1,590     Toledo, Lucas County Port
              Authority, Development Revenue,
              Northwest Ohio Bond Fund, Series
              C, AMT, 5.35%, 11/15/12.........    1,675
    350     Wright State University General
              Receipts, Revenue, 3.50%,
              5/1/11, MBIA....................      357
    250     Wright State University General
              Receipts, Revenue, 3.50%,
              5/1/12, MBIA....................      253
    500     Wright State University General
              Receipts, Revenue, 3.50%,
              5/1/13, MBIA....................      501
    230     Wright State University General
              Receipts, Revenue, 3.75%,
              5/1/14, MBIA....................      232
  1,310     Wright State University General
              Receipts, Revenue, 4.88%,
              5/1/16, Callable 5/1/14 @ 100,
              MBIA............................    1,413
                                                -------
                                                 57,630
                                                -------
Oklahoma (0.9%):
  2,025     Broken Arrow Public Golf
              Authorization, Recreational
              Facilities Revenue, 7.25%,
              8/1/20, Callable 8/1/05 @ 105,
              LOC: Radian.....................    2,120
  2,135     Canadian County Home Finance
              Authority, Single Family
              Mortgage Revenue, Series A,
              6.70%, 9/1/32, Callable 9/1/10 @
              104, GNMA.......................    2,228
    429     Canadian County Partners Trust,
              5.10%, 8/1/23...................      436
  2,000     Development Finance Authority,
              Revenue, Hillcrest Healthcare
              Systems, Series A, 5.63%,
              8/15/29, Prerefunded 8/15/09 @
              101.............................    2,258
  2,000     Enid Municipal Authority Sales Tax
              & Utility Revenue, 4.50%,
              2/1/10, Callable 2/1/09 100,
              AMBAC...........................    2,114
                                                -------
                                                  9,156
                                                -------
Oregon (2.6%):
  2,215     Clackamas County, School District
              #62, Oregon City, GO, Series C,
              5.50%, 6/15/10..................    2,496

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Oregon, continued:
  2,395     Clackamas County, School District
              #62, Oregon City, GO, Series C,
              6.00%, 6/15/11, Callable 6/15/10
              @ 100...........................    2,763
  3,520     Clackamas County, School District
              #62, Oregon City, GO, Series C,
              6.00%, 6/15/12, Callable 6/15/10
              @ 100...........................    4,061
  3,920     Clackamas County, School District
              #62, Oregon City, GO, Series C,
              6.00%, 6/15/13, Callable 6/15/10
              @ 100...........................    4,522
  1,890     Department of Administrative
              Services, Lottery Revenue,
              Education Projects, Series A,
              5.25%, 4/1/11, Callable 4/1/09 @
              101.............................    2,075
  1,975     Keizer Urban Renewal Agency, North
              River Economic, Revenue, Series
              A, 5.00%, 12/1/12...............    2,123
  3,955     Multnomah County, GO, 5.00%,
              8/1/11, AMBAC...................    4,387
  2,555     State Facilities Authority,
              Multi-Family Revenue, Cascadian
              Terrace Apartments A, 5.10%,
              11/1/32, Callable 11/1/12 @ 100,
              LOC: Bank of the West...........    2,652
                                                -------
                                                 25,079
                                                -------
Pennsylvania (1.3%):
  1,450     Chester Redevelopment Finance
              Corp., 6.88%, 5/1/24, FNMA......    1,462
  1,280     Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              47, AMT, 6.75%, 10/1/08.........    1,356
  1,365     Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              47, AMT, 6.75%, 10/1/09.........    1,456
  1,455     Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              47, AMT, 6.75%, 10/1/10.........    1,557
  1,305     Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              64, 0.00%, 4/1/30...............    1,090
    380     Philadelphia Authority for
              Industrial Development, Senior
              Living Revenue, Arbor House,
              Inc. Project, Series E, 4.70%,
              7/1/13..........................      374

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Pennsylvania, continued:
    330     Philadelphia Authority for
              Industrial Development, Senior
              Living Revenue, Rieder House
              Project, Series A, 4.70%,
              7/1/13..........................      325
    310     Philadelphia Authority for
              Industrial Development, Senior
              Living Revenue, Saligman House
              Project, Series C, 4.70%,
              7/1/13..........................      305
  1,700     Philadelphia, GO, Series A, 5.00%,
              2/15/12.........................    1,866
  2,500     State Higher Education Facilities
              Authority, Health Services
              Revenue, 5.70%, 11/15/11........    2,799
                                                -------
                                                 12,590
                                                -------
Puerto Rico (1.3%):
  2,000     Commonwealth, Public Improvement,
              GO, Series C, 5.00%, 7/1/18,
              Mandatory Put 7/1/08 @ 100......    2,145
 10,000     Commonwealth, Public Improvement,
              GO, Series C, 5.00%, 7/1/18,
              Mandatory Put 7/1/08 @ 100, LOC:
              Radian..........................   10,744
                                                -------
                                                 12,889
                                                -------
South Carolina (0.4%):
  4,000     Jobs Economic Development
              Authority, Economic Development
              Revenue, AMT, 3.25%, 4/1/34,
              Mandatory Put 4/1/07 @ 100......    3,995
    225     Resource Authority, Local
              Government Program Revenue,
              Series A, 7.25%, 6/1/20.........      226
                                                -------
                                                  4,221
                                                -------
South Dakota (0.4%):
  1,550     Housing Development Authority,
              Homeownership Mortgage, Series
              D, 4.80%, 5/1/11................    1,662
  1,950     Housing Development Authority,
              Homeownership Mortgage, Series
              D, 4.90%, 5/1/12, Callable
              11/1/11 @ 100...................    2,093
                                                -------
                                                  3,755
                                                -------
Tennessee (2.3%):
    865     Bristol, Industrial Development
              Board, Multi-Family Housing
              Revenue, Shelby Heights
              Apartments Project, Series 97,
              6.10%, 3/1/12, Callable 3/1/07 @
              101.............................      896

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Tennessee, continued:
  1,750     Housing Development Agency, Single
              Family Housing Revenue,
              Homeownership Program, Series 3,
              AMT, 5.30%, 7/1/10, Callable
              1/1/09 @ 101....................    1,855
  1,620     Humphreys County, Industrial
              Development Board, Solid Waste
              Disposal Revenue, E.I. Dupont De
              Nemours & Co., AMT, 6.70%,
              5/1/24, Callable 5/1/05 @ 101...    1,657
  3,425     Knox County Health Educational &
              Housing Board, Multi-Family
              Revenue, Eastowne Village
              Project, 4.90%, 6/1/31,
              Mandatory Put 6/1/11 @ 100,
              FNMA............................    3,576
  7,000     Memphis Electric Systems Revenue,
              Series A, 5.00%, 12/1/12,
              MBIA............................    7,739
  3,000     Memphis, GO, General Improvement,
              5.25%, 4/1/15, Callable 4/1/08 @
              101.............................    3,243
  1,100     Municipal Energy Acquisition
              Corp., Gas Revenue, 4.13%,
              3/1/09, FSA.....................    1,165
  2,000     Tennergy Corp., Gas Revenue,
              5.00%, 6/1/09, MBIA.............    2,183
                                                -------
                                                 22,314
                                                -------
Texas (6.8%):
    565     Arlington Housing Finance Corp.,
              Single Family Revenue, 6.40%,
              6/1/27, Callable 5/1/12 @ 103,
              GNMA/FNMA.......................      568
     95     Arlington Housing Finance Corp.,
              Single Family Revenue, 6.40%,
              6/1/27..........................       95
    890     Arlington Housing Finance Corp.,
              Single Family Revenue, 6.40%,
              6/1/34..........................      910
  1,450     Arlington Housing Finance Corp.,
              Single Family Revenue, 6.40%,
              6/1/34, Callable 5/1/12 @ 105.5,
              GNMA/FNMA.......................    1,523
  1,925     Brazos River Authority, PCR,
              Utilities Electric Co., Series
              B, AMT, 5.05%, 6/1/30, Mandatory
              Put 6/19/06 @ 100...............    1,980
    765     Denton County Housing Finance
              Corp., Single Family Mortgage
              Revenue, 6.25%, 6/1/27, Callable
              6/1/12 @ 103, GNMA/FNMA.........      783

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

 44

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
  1,065     Denton County Housing Finance
              Corp., Single Family Mortgage
              Revenue, 6.25%, 6/1/34, Callable
              6/1/12 @ 105.5, GNMA/FNMA.......    1,119
  4,000     El Paso, Independent School
              District, GO, 0.00%, 8/15/12,
              Callable 8/15/08 @ 80.49........    2,793
    125     Fort Worth, Housing Finance Corp.,
              Home Mortgage Revenue, Series A,
              8.50%, 10/1/11, Callable 10/1/05
              @ 100...........................      125
    600     Galveston County, Housing Finance
              Corp., Single Family Mortgage
              Revenue, Series A, AMT, 6.20%,
              12/1/32, Callable 12/1/10 @ 104,
              GNMA/FNMA.......................      622
    270     Galveston, Property Finance
              Authority, Single Family
              Mortgage Revenue, Series A,
              8.50%, 9/1/11, Callable 9/1/05 @
              100.............................      271
  3,000     Grapevine-Colleyville Independent
              School District, GO, 8.25%,
              6/15/08, PSF-GTD................    3,549
  1,000     Gulf Coast Waste Disposal
              Authority, Revenue, Waste
              Management, Series A, 2.50%,
              5/1/28, Mandatory Put 5/1/05 @
              100.............................      998
  4,885     Harris County, Hospital District
              Revenue, 5.75%, 2/15/11,
              Callable 8/15/10 @ 100, MBIA....    5,498
  3,345     Harris County, Sports Authority,
              Special Revenue, Series B,
              0.00%, 11/15/11, Callable
              11/15/08 @ 85.80................    2,466
  4,950     Harris County, Sports Authority,
              Special Revenue, Series B,
              0.00%, 11/15/14, Callable
              11/15/08 @ 72.72................    3,031
  1,500     Houston Hotel Occupancy Tax &
              Special Revenue, Convention &
              Entertainment, Series B, 5.75%,
              9/1/12, Callable 9/1/11 @ 100,
              AMBAC...........................    1,703
    875     Houston Housing Finance Corp.,
              Revenue, Sterlingshire
              Apartments, Series A-2, 4.25%,
              11/1/12.........................      861
  1,880     Keller, Independent School
              District, Capital Appreciation,
              GO, 0.00%, 8/15/09..............    1,623

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
  1,750     Keller, Independent School
              District, Capital Appreciation,
              GO, 0.00%, 8/15/10..............    1,438
  1,075     Klein Independent School District,
              GO, Series A, 6.00%, 8/1/10,
              Callable 8/1/09 @ 100,
              PSF-GTD.........................    1,213
  2,385     Multi-Family Housing Revenue, Bond
              Pass Thru Certificates,
              Beneficial Ownership, Ranch
              View, Series 5, AMT, 6.00%,
              5/1/34, Mandatory Put 5/1/18 @
              100.............................    2,647
  2,465     Multi-Family Housing Revenue, Bond
              Pass Thru Certificates,
              Beneficial Ownership, Bent Tree,
              Series 3, AMT, 6.00%, 5/1/34,
              Mandatory Put 5/1/18 @ 100......    2,736
  2,465     Multi-Family Housing Revenue, Bond
              Pass Thru Certificates,
              Beneficial Ownership, Silverton,
              Series 4, AMT, 6.00%, 5/1/34,
              Mandatory Put 5/1/18 @ 100......    2,736
  2,030     Multi-Family Housing Revenue, Bond
              Pass Thru Certificates,
              Beneficial Ownership, Park Row,
              Series 14, AMT, 5.75%, 11/1/34,
              Mandatory Put 11/1/14 @ 100.....    2,215
  2,540     Multi-Family Housing Revenue, Bond
              Pass Thru Certificates,
              Millstone Apartments, Series 7,
              5.85%, 5/1/35, Callable 6/1/12 @
              100.............................    2,648
  1,520     Multi-Family Housing Revenue, Bond
              Pass Thru Certificates, Grand
              Reserve Apartments, Series 8,
              5.95%, 11/1/35, Callable 12/1/12
              @ 100...........................    1,579
  1,555     Southeast Housing Finance Corp.,
              Residual Revenue, Series A,
              0.00%, 11/1/14, Prerefunded
              5/1/05 @ 56.09..................      866
  4,000     State, GO, 10.34%, 9/30/11........    5,377
  2,310     State Affordable Housing Corp.,
              Single Family Mortgage Revenue,
              Teachers Home Loan Program,
              6.20%, 3/1/32, Callable 9/1/12 @
              104.50, GNMA/FNMA...............    2,478

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
  1,450     State Affordable Housing Corp.,
              Single Family Mortgage Revenue,
              Series 02-1, AMT, 7.10%, 3/1/32,
              Callable 3/1/12 @ 105,
              GNMA/FNMA.......................    1,524
  1,500     State Department Housing &
              Community Affairs, Multi-Family
              Housing Revenue, NHP
              Foundation -- Asmara Project,
              Series A, 6.30%, 1/1/16,
              Callable 1/1/07 @ 102...........    1,645
  1,250     Tarrant County Housing Finance
              Corp., Single Family Mortgage
              Revenue, 5.70%, 6/1/27, Callable
              6/1/12 @ 103, GNMA/FNMA.........    1,280
  1,620     Tarrant County Housing Finance
              Corp., Single Family Mortgage
              Revenue, 5.70%, 6/1/34, Callable
              6/1/12 @ 105.5, GNMA/FNMA.......    1,692
  1,945     Tyler, Health Facilities
              Development Corp., Hospital
              Revenue, East Texas Center,
              Series D, 5.38%, 11/1/27,
              Callable 2/16/09 @ 102, FSA.....    2,077
                                                -------
                                                 64,669
                                                -------
Utah (0.5%):
  2,530     Intermountain Power Agency, Power
              Supply Revenue, Series B, 5.00%,
              7/1/16, Callable 7/1/05 @ 100,
              ETM.............................    2,536
    750     State Housing Corp., Single Family
              Mortgage Revenue, Series G,
              Class I, AMT, 3.10%, 7/1/08.....      748
  1,085     State Housing Finance Agency,
              Single Family Mortgage Revenue,
              5.35%, 7/1/18, Callable 1/1/08 @
              101.50..........................    1,129
    205     State Housing Finance Agency,
              Single Family Mortgage Revenue,
              Series F, 6.30%, 7/1/21,
              Callable 7/1/09 @ 101.50........      205
                                                -------
                                                  4,618
                                                -------
Virginia (0.9%):
  1,965     Multi-Family Housing Revenue, IDA,
              Bond Pass Thru Certificates,
              Beneficial Ownership, Woodward
              Gables, Series 16, AMT, 5.60%,
              11/1/34, Callable 12/1/11 @
              100.............................    2,047

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Virginia, continued:
  3,690     Suffolk, Redevelopment & Housing
              Authority, Multi-Family Housing
              Revenue, Oxford Apartments
              Project, 6.10%, 4/1/26, Callable
              10/1/08 @ 101...................    3,634
  3,500     Suffolk, Redevelopment & Housing
              Authority, Multi-Family Housing
              Revenue, Oxford Apartments
              Project, 6.25%, 10/1/33,
              Callable 10/1/08 @ 101..........    3,448
                                                -------
                                                  9,129
                                                -------
Washington (5.7%):
  2,000     Chelan Public Utilities, Revenue,
              Series D, AMT, 6.35%, 7/1/28,
              Callable 7/1/07 @ 102, MBIA.....    2,203
  3,000     Energy Northwest Electric,
              Revenue, Refunding Project #1,
              Series A, 5.50%, 7/1/12,
              Callable 7/1/11 @101, FSA.......    3,385
 10,675     Energy Northwest Electric,
              Revenue, Refunding Project #3,
              Series B, 5.50%, 7/1/18,
              Callable 7/1/10 @ 100, MBIA.....   11,757
  2,000     King County, School District #411,
              Issaquah, GO, 6.25%, 12/1/12,
              Callable 6/1/10 @ 100...........    2,331
  1,500     King County, School District #411,
              Issaquah, GO, 6.25%, 12/1/13,
              Callable 6/1/10 @ 100...........    1,748
  1,650     Klickitat County, Public Utility
              District #1, Electric Revenue,
              Series B, 5.25%, 12/1/13,
              Callable 12/1/11 @ 100, AMBAC...    1,831
  1,700     Quinault Indian Nation, Revenue,
              5.85%, 12/1/12, Callable 12/1/04
              @ 100, ACA......................    1,703
  5,290     Quinault Indian Nation, Revenue,
              5.80%, 12/1/15, Callable 12/1/09
              @ 100, ACA......................    5,648
  1,135     State Higher Education Facilities
              Authority, Revenue, Gonzaga
              University Project, 4.50%,
              4/1/09..........................    1,214
  2,315     State Housing Finance Community,
              Multi-Family Housing Revenue,
              AMT, 7.00%, 1/1/26, Callable
              1/1/11 @ 105, GNMA..............    2,535
  2,500     State Public Power Supply System,
              Nuclear Project #1, Revenue,
              9.62%, 7/1/11, FSA*.............    3,189

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

 46

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Washington, continued:
  1,720     State Public Power Supply System,
              Nuclear Project #1, Revenue,
              Series B, 5.13%, 7/1/16,
              Callable 7/1/07 @ 102...........    1,844
  2,500     State Public Power Supply System,
              Nuclear Project #2, Revenue,
              Series A, 5.00%, 7/1/12,
              Callable 7/1/08 @ 102...........    2,701
  4,500     State Public Power Supply System,
              Nuclear Project #2, Revenue,
              Series A, 6.30%, 7/1/12.........    5,335
  3,400     State Public Power Supply System,
              Nuclear Project #3, Revenue,
              Series A, 5.50%, 7/1/07,
              Callable 7/1/06 @ 102, AMBAC....    3,617
  1,260     State Public Power Supply System,
              Revenue, Nuclear Project #2,
              Series A, 0.00%, 7/1/07, ETM....    1,186
  2,895     Tacoma Electric Systems, Revenue,
              5.63%, 1/1/16, Callable 1/1/09 @
              101.............................    3,194
                                                -------
                                                 55,421
                                                -------
Wisconsin (0.2%):
  1,350     Badger Tobacco Asset
              Securitization Corp., 5.75%,
              6/1/11..........................    1,417
    750     Housing & Economic Development
              Authority, Home Ownership
              Revenue, Series E, AMT, 5.75%,
              9/1/27, Callable 7/1/10 @ 100...      772
                                                -------
                                                  2,189
                                                -------
  Total Municipal Bonds                         843,906
                                                -------
WEEKLY DEMAND NOTES (8.0%):
Arizona (0.6%):
  5,000     State University, Revenue, Series
              II-R-174, 8.40%, 7/1/09, FSA*...    6,065
                                                -------
California (0.7%):
  5,000     State, GO, 9.89%, 2/1/15..........    6,854
                                                -------
Colorado (1.3%):
  4,990     Denver City & County, Airport
              Revenue, Series A, AMT, 8.84%,
              5/15/09, Callable 11/15/11 @
              100, FSA*.......................    5,930
  5,660     Douglas County, School District
              #1, Douglas & Elbert Counties,
              Series 163, GO, 7.71%, 6/15/09..    6,945
                                                -------
                                                 12,875
                                                -------

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Florida (1.3%):
  6,325     Fort Pierce Utilities Authority,
              Revenue, 7.89%, 10/1/16,
              Callable 10/1/13 @ 100,
              AMBAC*..........................    7,616
  4,720     State Board of Education, GO,
              7.88%, 6/1/10...................    5,678
                                                -------
                                                 13,294
                                                -------
Georgia (0.7%):
  5,500     Municipal Electric Authority,
              Revenue, 7.89%, 1/1/26, Callable
              1/1/09 @ 100*...................    6,336
                                                -------
Louisiana (0.7%):
  5,310     Lafayette Public Power Authority,
              Electric Revenue, Series II
              246-2, 7.87%, 11/1/10...........    6,461
                                                -------
Nebraska (0.6%):
  5,000     Public Power District Revenue,
              8.40%, 1/1/12, Callable 1/1/08 @
              101, MBIA*......................    5,828
                                                -------
New Jersey (0.9%):
  7,500     State Transportation Trust Fund
              Authority, Series II-R-149,
              8.39%, 12/15/08, AMBAC*.........    8,976
                                                -------
Oregon (0.7%):
  5,410     Washington, Multinomah & Yamhill
              Counties, School District #1J,
              Series 171, GO, 7.71%, 6/1/12...    6,410
                                                -------
Puerto Rico (0.5%):
  3,460     Children's Trust Fund, Tobacco
              Settlement Revenue, Series 149,
              9.20%, 7/1/08...................    4,365
                                                -------
  Total Weekly Demand Notes                      77,464
                                                -------
MONTHLY DEMAND NOTES (2.2%):
California (1.1%):
    500     Statewide Community Development
              Authority, Revenue, Certificates
              of Participation, 5.40%,
              11/1/15, Callable 11/1/04 @
              101*............................      506

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MONTHLY DEMAND NOTES, CONTINUED:
California, continued:
  3,300     Statewide Community Development
              Authority, Revenue, Certificates
              of Participation, 8.64%,
              11/1/15, Callable 11/1/04 @
              102*............................    3,373
  6,950     Statewide Community Development
              Authority, Revenue, Certificates
              of Participation, 5.80%,
              12/1/28, ACA*...................    6,949
                                                -------
                                                 10,828
                                                -------
Florida (1.1%):
  2,900     Brevard County Health Facilities
              Authority, Revenue, 5.50%,
              12/1/28, ACA*...................    2,900
  2,500     Miami Health Facilities Authority,
              Health Facilities Revenue,
              8.67%, 8/15/15..................    2,609

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MONTHLY DEMAND NOTES, CONTINUED:
Florida, continued:
  4,900     Volusia County, Industrial
              Development Authority, Revenue,
              5.50%, 12/1/28, ACA*............    4,900
                                                -------
                                                 10,409
                                                -------
  Total Monthly Demand Notes                     21,237
                                                -------
INVESTMENT COMPANIES (1.8%):
    436     Blackrock Investment Quality
              Municipal Fund..................    6,446
    776     Nuveen Premium Income Municipal
              Fund............................   10,775
                                                -------
  Total Investment Companies                     17,221
                                                -------
Total (Cost $934,702) (a)                       959,828
                                                =======

------------
Percentages indicated are based on net assets of $968,636.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 35,753
                   Unrealized depreciation......................   (10,627)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 25,126
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Defaulted security.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(d) Security has been deemed illiquid pursuant to procedures established by the Board of Trustees.

* Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2004.

The following table represents the credit quality breakdown of the portfolio as a percentage of total investments.

         CREDIT QUALITY BREAKDOWN**
            (AVERAGE QUALITY AA+)
----------------------------------------------------
AAA/AAA Insured..............................   60.6%
AA...........................................   11.6%
A............................................   14.2%
BBB..........................................    3.4%
Other/Not Rated..............................   10.2%
----------------------------------------------------

** As of 12/31/04. Portfolio composition subject to change.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

 48

ONE GROUP ARIZONA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
 MUNICIPAL BONDS (98.2%):
Arizona (98.2%):
  1,665     Casa Grande, Excise Tax Revenue,
              5.00%, 4/1/19, Callable 4/1/14 @
              100, AMBAC......................    1,798
  2,475     Central Arizona Water Conservation
              District, Contract Revenue,
              Central Arizona Project, 4.75%,
              11/1/07, Callable 5/1/05 @ 102,
              MBIA............................    2,529
  3,000     Central Arizona Water Conservation
              District, Contract Revenue,
              Central Arizona Project, Series
              A, 5.40%, 11/1/06...............    3,169
  5,000     Chandler, Capital Appreciation,
              GO, 0.00%, 7/1/07, FGIC.........    4,698
  1,000     Chandler, GO, 4.75%, 7/1/11, FSA..    1,093
  2,400     Coconino County, Unified School
              District #1, Flagstaff, GO,
              5.50%, 7/1/08, Callable 7/1/05 @
              101, AMBAC......................    2,465
  2,630     Department of Administration,
              Participation Certificate,
              5.00%, 11/1/11, FSA.............    2,913
  1,235     Greater Arizona Development
              Authority, Infrastructure
              Revenue, Series A, 5.60%,
              8/1/17, Callable 8/1/08 @ 102,
              MBIA............................    1,375
    500     Maricopa County, IDA, Hospital
              Facility Revenue, St. Joseph's
              Hospital & Medical Centers
              Project, 6.20%, 11/1/11, ETM....      501
  2,950     Maricopa County, IDA, Single
              Family Mortgage Revenue, Capital
              Appreciation, Series 83A, 0.00%,
              12/31/14, ETM...................    1,941
  1,000     Maricopa County, School District
              #1, Phoenix Elementary, GO,
              5.50%, 7/1/10, Prerefunded
              7/1/07 @ 101, MBIA..............    1,087
  1,720     Maricopa County, School District
              #11, Peoria, GO, Series D,
              5.25%, 7/1/13, Prerefunded
              7/1/09 @ 101, FGIC..............    1,925
  1,020     Maricopa County, School District
              #11, Peoria University, GO,
              4.75%, 7/1/14, Callable 7/1/11 @
              100, FGIC.......................    1,088
    480     Maricopa County, School District
              #11, Peoria University, GO,
              4.75%, 7/1/14, Prerefunded
              7/1/11 @ 100, FGIC..............      525

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
  2,000     Maricopa County, School District
              #28, Kyrene Elementary, Capital
              Appreciation, GO, Series C,
              0.00%, 1/1/11, FGIC.............    1,621
  1,000     Maricopa County, School District
              #3, Tempe Elementary, GO, Series
              E, 5.40%, 7/1/13, Callable
              7/1/09 @ 101, FGIC..............    1,127
  1,215     Maricopa County, School District
              #38, Madison Elementary, GO,
              5.80%, 7/1/15, Prerefunded
              7/1/06 @ 101, MBIA..............    1,291
  1,225     Maricopa County, School District
              #4, GO, 5.00%, 7/1/11, FSA......    1,357
  3,100     Maricopa County, School District
              #69, Paradise Valley, GO, 5.80%,
              7/1/09, AMBAC...................    3,496
  1,000     Maricopa County, School District
              #69, Paradise Valley, GO, 6.35%,
              7/1/10, MBIA....................    1,170
  1,000     Maricopa County, School District
              #69, Paradise Valley, GO, Series
              A, 5.25%, 7/1/14, FGIC..........    1,133
  1,090     Mesa, GO, 5.38%, 7/1/14...........    1,245
  2,000     Mesa, GO, 5.75%, 7/1/14,
              Prerefunded 7/1/09 @ 100, FGIC..    2,263
  3,000     Mesa, IDA, Revenue, Series A,
              5.63%, 1/1/29, MBIA.............    3,278
  1,000     Mesa, Street & Highway Revenue,
              5.00%, 7/1/12...................    1,109
  2,250     Mesa, Street & Highway Revenue,
              Series A, 5.30%, 7/1/17,
              Prerefunded 7/1/09 @ 100, FSA...    2,503
  1,205     Mohave County, Elementary School
              District #16, GO, 5.25%, 7/1/09,
              Callable 7/1/07 @ 100, MBIA.....    1,291
  2,050     Navajo County, School District
              #10, GO, Series A, 5.13%,
              7/1/12, Prerefunded 7/1/07 @
              101, FGIC.......................    2,210
  1,000     Oro Valley Municipal Property
              Corp., Municipal Water System
              Revenue, Canada Hills, 5.45%,
              7/1/14, Prerefunded 7/1/08 @
              101, MBIA.......................    1,111
    850     Peoria, GO, 5.40%, 4/1/14, FGIC...      933
  1,000     Peoria, GO, 5.00%, 4/1/20,
              Callable 4/1/09 @ 100, FGIC.....    1,064

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

ONE GROUP ARIZONA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
  1,000     Phoenix, Civic Improvement Corp.,
              Excise Tax Revenue, Series B,
              5.75%, 7/1/11, Callable 7/1/10 @
              101.............................    1,139
  2,000     Phoenix, Civic Improvement Corp.,
              Excise Tax Revenue, Airport
              Improvements, Series B, 6.00%,
              7/1/08, Callable 7/1/05 @ 101...    2,046
  1,000     Phoenix, GO, Series A, 5.40%,
              7/1/07..........................    1,075
  2,000     Phoenix, GO, 5.88%, 7/1/17,
              Prerefunded 7/1/10 @ 100........    2,277
    280     Phoenix, IDA, Single Family
              Mortgage Revenue, Series A, AMT,
              5.35%, 6/1/20, Callable 12/1/07
              @ 101.50, GNMA/FNMA/ FHLMC......      288
  2,000     Phoenix, Street & Highway User
              Revenue, 6.50%, 7/1/09, ETM.....    2,247
  2,500     Phoenix, Street & Highway User
              Revenue, Capital Appreciation,
              Series A, 0.00%, 7/1/12, FGIC...    1,881
  1,500     Pima County, IDA, Health Partners,
              Revenue, Series A, 5.30%,
              4/1/07, MBIA....................    1,596
    375     Pima County, IDA, Single Family
              Mortgage Revenue, Series A,
              6.40%, 8/1/11, Callable 8/1/05 @
              102.............................      380
     40     Pima County, IDA, Single Family
              Mortgage Revenue, Series A,
              7.63%, 2/1/12, Callable 2/1/05 @
              100, FHA........................       40
    205     Pima County, IDA, Single Family
              Mortgage Revenue, Series B, AMT,
              6.95%, 11/1/23, Callable 5/1/07
              @ 103.38, GNMA/ FNMA/FHLMC......      206
  2,000     Pima County, Unified School
              District #1, Tucson, GO, 5.38%,
              7/1/09, FGIC....................    2,223
  1,560     Pima County, Unified School
              District #12, Sunnyside, GO,
              5.00%, 7/1/14, FSA..............    1,734
  2,015     Salt River Project, Agriculture
              Improvement & Power District,
              Electric Systems Revenue, Series
              A, 6.00%, 1/1/07................    2,162
  1,500     School Facilities Board,
              Certificates of Participation,
              Series A, 5.00%, 9/1/12, MBIA...    1,661

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
  3,000     School Facilities Board,
              Certificates of Participation,
              Series A, 5.25%, 9/1/17,
              Callable 3/1/13 @ 100, MBIA.....    3,294
  2,850     School Facilities Board, Revenue,
              State School Improvement, 5.25%,
              7/1/14, Callable 7/1/12 @ 100...    3,182
  1,000     Scottsdale, GO, 5.25%, 7/1/06.....    1,046
  2,000     Scottsdale, GO, 5.25%, 7/1/18,
              Callable 7/1/11 @ 101...........    2,230
  2,500     Scottsdale, IDA, Hospital Revenue,
              Scottsdale Memorial Hospitals,
              Series A, 6.13%, 9/1/17,
              Callable 9/1/07 @ 102, AMBAC....    2,762
  2,000     Scottsdale, Preservation, GO,
              5.75%, 7/1/18, Prerefunded
              7/1/09 @ 100....................    2,263
  1,065     Scottsdale, Street & Highway User
              Revenue, 5.50%, 7/1/07..........    1,147
  1,000     Show Low, IDA, Hospital Revenue,
              Navapache Regional Medical
              Center, Series A, 5.13%,
              12/1/07, ACA....................    1,059
  1,000     Show Low, IDA, Hospital Revenue,
              Navapache Regional Medical
              Center, Series A, 5.50%,
              12/1/17, Callable 12/1/07 @ 100,
              ACA.............................    1,046
  1,000     State Municipal Financing Program,
              Certificates of Participation,
              Series 20, 7.70%, 8/1/10, BIG...    1,199
  2,500     State Power Authority, Resource
              Revenue, Hoover Updating
              Project, 5.25%, 10/1/17.........    2,828
    500     State Transportation Board,
              Highway Revenue, 6.00%, 7/1/10,
              Callable 7/1/09 @ 100...........      565
  2,000     State Transportation Board,
              Highway Revenue, Series A,
              5.25%, 7/1/17, Callable 7/1/12
              @102............................    2,223
  3,000     State Transportation Board,
              Highway Revenue, Series B,
              5.25%, 7/1/18, Callable 7/1/12 @
              100.............................    3,293
  1,500     State University Revenue, 5.25%,
              7/1/12, FSA.....................    1,689

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

 50

ONE GROUP ARIZONA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
  1,030     Student Loan Acquisition
              Authority, Revenue, Series A-1,
              AMT, 5.40%, 5/1/10, Callable
              11/1/09 @ 102, GSL..............    1,121
  1,000     Student Loan Acquisition
              Authority, Revenue, Series A-1,
              AMT, 5.88%, 5/1/18, Callable
              11/1/09 @ 102, GSL..............    1,083
  2,500     Surprise Municipal Property Corp.,
              Revenue, 5.70%, 7/1/20,
              Prerefunded 7/1/09 @ 101, FGIC..    2,846
    970     Tempe, Excise Tax Revenue, Series
              A, 5.63%, 7/1/20, Callable
              7/1/09 @ 100....................    1,067
  3,000     Tempe, Unified School District
              #213, Project of 1998, Series B,
              GO, 5.13%, 7/1/14, Prerefunded
              7/1/09 @ 101, FGIC..............    3,342
  1,000     Tucson, Airport Authority,
              Revenue, 5.00%, 6/1/12, FSA.....    1,102
  2,000     Tucson, GO, 5.00%, 7/1/11.........    2,210
  1,725     Tucson, Street & Highway User
              Revenue, Series 94-E, 5.50%,
              7/1/15, Callable 7/1/10 @ 100,
              FGIC............................    1,915
    700     University Foundation,
              Certificates of Participation,
              Series 8, 4.90%, 8/1/09, MBIA...      764
    500     University of Arizona,
              Certificates of Participation,
              5.50%, 6/1/14, Callable 6/1/11 @
              100, AMBAC......................      560
  1,700     University of Arizona,
              Certificates of Participation,
              Series A, 5.50%, 6/1/17,
              Callable 6/1/12 @ 100...........    1,898
  2,000     Water Infrastructure Finance
              Authority, Water Quality
              Revenue, Series A, 5.75%,
              10/1/11, Callable 10/1/09 @
              101.............................    2,258
    750     Water Infrastructure Finance
              Authority, Water Quality
              Revenue, Series A, 5.38%,
              10/1/12, Prerefunded 10/1/11 @
              100.............................      851

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
  1,110     Water Infrastructure Finance
              Authority, Water Quality
              Revenue, Series A, 5.63%,
              10/1/14, Callable 10/1/09 @
              101.............................    1,247
  1,000     Water Infrastructure Finance
              Authority, Water Quality
              Revenue, Series A, 5.38%,
              10/1/15, Callable 10/1/09 @
              101.............................    1,103
  1,600     Water Infrastructure Finance
              Authority, Water Quality
              Revenue, Series A, 5.50%,
              10/1/16, Callable 10/1/09 @
              101.............................    1,779
  1,500     Water Infrastructure Finance
              Authority, Water Quality
              Revenue, Series A, 5.38%,
              10/1/18, Prerefunded 10/1/11 @
              100.............................    1,702
  1,100     Yavapai County, IDA, Hospital
              Facility Revenue, Yavapai
              Regional Medical Center, Series
              A, 5.13%, 12/1/13, Callable
              6/1/07 @ 102, FSA...............    1,182
  1,305     Yuma County, Elementary School
              District #1, GO, 5.25%, 7/1/10,
              Prerefunded 7/1/07 @ 101, MBIA..    1,411
  3,000     Yuma County, IDA, Multi-Family
              Revenue, Series A, AMT, 6.10%,
              9/20/34, Callable 9/20/09 @ 106,
              GNMA............................    3,091
  1,000     Yuma County, IDA, Hospital
              Revenue, Yuma Regional Medical
              Center, 5.50%, 8/1/09, Callable
              8/1/07 @ 102, MBIA..............    1,095
                                                -------
                                                139,717
                                                -------
  Total Municipal Bonds                         139,717
                                                -------
INVESTMENT COMPANIES (0.4%):
    520     Blackrock Provident Institutional
              Funds, Tax-Free Money Market
              Fund............................      520
                                                -------
  Total Investment Companies                        520
                                                -------
Total (Cost $130,728) (a)                       140,237
                                                =======

------------
Percentages indicated are based on net assets of $142,218.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

ONE GROUP ARIZONA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

                   Unrealized appreciation......................  $9,592
                   Unrealized depreciation......................     (83)
                                                                  ------
                   Net unrealized appreciation (depreciation)...  $9,509
                                                                  ======

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

The following table represents the credit quality breakdown of the portfolio as a percentage of total investments.

         CREDIT QUALITY BREAKDOWN**
            (AVERAGE QUALITY AAA)
----------------------------------------------------
AAA/AAA Insured..............................   78.9%
AA...........................................   17.4%
A............................................    1.8%
BBB..........................................    0.0%
Other/Not Rated..............................    1.9%
----------------------------------------------------

** As of 12/31/04. Portfolio composition subject to change.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

 52

ONE GROUP KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
 MUNICIPAL BONDS (98.2%):
Arizona (0.6%):
  1,000     Tucson & Pima County, Single
              Family Mortgage Revenue, 0.00%,
              12/1/14, ETM....................      660
                                                -------
California (3.2%):
  1,990     San Marcos, Public Facilities
              Authority, Revenue, 0.00%,
              3/1/14, ETM.....................    1,379
  1,715     San Marcos, Public Facilities
              Authority, Revenue, 0.00%,
              1/1/19, ETM.....................      910
  2,850     San Marcos, Public Facilities
              Authority, Revenue, 0.00%,
              9/1/19, ETM.....................    1,467
                                                -------
                                                  3,756
                                                -------
Colorado (1.4%):
  2,600     El Paso County, Single Family
              Mortgage Revenue, 0.00%, 9/1/15,
              ETM.............................    1,643
                                                -------
Kansas (1.4%):
  1,600     Kansas City, Single Family
              Mortgage Revenue, Series 83A,
              0.00%, 12/1/14, ETM.............    1,063
  1,000     Saline County, Single Family
              Mortgage Revenue, Series 83A,
              0.00%, 12/1/15, ETM.............      628
                                                -------
                                                  1,691
                                                -------
Kentucky (82.9%):
  2,300     Asset Liability Common General
              Fund, Revenue, Project Notes,
              First Series, 5.00%, 2/1/07,
              MBIA............................    2,428
  1,500     Berea College, Utility Revenue,
              AMT, 5.90%, 6/1/17, Callable
              6/1/07 @ 102....................    1,591
  1,205     Boone & Florence Counties, Water
              Supply System Revenue, 4.00%,
              12/1/08, FGIC...................    1,267
  1,740     Boone County, School District
              Finance Corp., School Building
              Revenue, 5.38%, 8/1/17, Callable
              8/1/10 @ 101....................    1,925
  1,000     Boone County, School District
              Finance Corp., School Building
              Revenue, 5.38%, 8/1/20, Callable
              8/1/10 @ 101....................    1,101
  1,010     Bowling Green, GO, 5.25%, 6/1/13,
              Callable 6/1/10 @ 101...........    1,115
     95     Campbell & Kenton Counties,
              Sanitation District #1,
              Sanitation District Revenue,
              7.13%, 8/1/05, ETM..............       96
  1,000     Carrollton & Henderson Counties,
              Public Energy Authority, Gas
              Revenue, Series A, 5.00%,
              1/1/09, FSA.....................    1,086

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
  1,225     Christian County, Lease Revenue,
              5.10%, 8/1/13, Callable 11/1/10
              @ 101...........................    1,346
  1,100     Economic Development Finance
              Authority, Catholic Health
              Initiatives Revenue, 4.25%,
              9/1/09..........................    1,157
    425     Economic Development Finance
              Authority, Catholic Health
              Initiatives Revenue, 5.38%,
              12/1/11, Callable 6/1/08 @
              101.............................      458
  1,645     Fayette County, School Building
              Revenue, 5.50%, 6/1/19, Callable
              6/1/10 @ 101....................    1,830
  1,255     Fayette County, School District
              Finance Corp., School Building
              Revenue, Series A, 5.35%,
              1/1/13, Callable 1/1/07 @ 102...    1,355
  1,200     Fayette County, School District
              Finance Corp., School Building
              Revenue, 5.25%, 9/1/13, Callable
              9/15/09 @ 101...................    1,324
  2,000     Fayette County, School District
              Finance Corp., School Building
              Revenue, 5.38%, 9/1/17, Callable
              9/15/09 @ 101...................    2,209
  1,000     Fayette County, School District
              Finance Corp., School Building
              Revenue, 5.50%, 9/1/18, Callable
              9/15/09 @ 101...................    1,111
    450     Greater Kentucky Housing
              Assistance Corp., Multi-Family
              Housing Revenue, Series A,
              5.90%, 2/1/14, FHA..............      451
  1,505     Hardin County, School District
              Finance Corp., School District
              Revenue, 5.50%, 2/1/14, Callable
              2/1/10 @ 101....................    1,680
    960     Hardin County, School District
              Finance Corp., School Building
              Revenue, 5.50%, 2/1/15, Callable
              2/1/10 @ 101....................    1,065
    200     Hardin County, Water District #1,
              Waterworks Revenue, 6.70%,
              9/1/05..........................      201
    715     Housing Corp., Revenue, Series D,
              5.80%, 7/1/13, Callable 7/1/06 @
              102, FHA/VA.....................      747
  1,000     Jefferson County, Capital Projects
              Revenue, Series A, 5.50%,
              4/1/10, Callable 4/1/06 @ 102,
              AMBAC...........................    1,060

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

ONE GROUP KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
  1,000     Jefferson County, Capital Projects
              Revenue, Series A, 5.50%,
              4/1/11, Callable 4/1/06 @ 102,
              AMBAC...........................    1,060
    500     Jefferson County, Capital
              Projects, First Mortgage
              Revenue, 6.38%, 12/1/07, ETM....      556
  1,250     Jefferson County, GO, 4.00%,
              4/1/10..........................    1,316
  1,825     Jefferson County, GO, Capital
              Appreciation, Series B, 0.00%,
              8/15/06, FSA....................    1,757
    930     Jefferson County, Health
              Facilities Revenue, Jewish
              Hospital Healthcare Services,
              Inc., 5.65%, 1/1/10, Callable
              1/1/07 @ 102....................      988
    400     Jefferson County, Hospital
              Revenue, Louisville Medical
              Center, 5.00%, 5/1/08...........      426
  1,430     Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series A, 5.25%,
              7/1/07, Callable 7/1/05 @ 102,
              MBIA............................    1,481
  1,000     Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series A, 5.25%,
              1/1/10, Callable 7/1/09 @ 101...    1,105
  1,000     Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series A, 5.25%,
              7/1/13, Callable 1/1/10 @ 101...    1,103
  1,490     Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series A, 5.25%,
              7/1/14, Callable 1/1/10 @ 101,
              FSA.............................    1,644
  1,000     Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series A, 5.00%,
              4/1/18, Callable 4/1/11 @ 101,
              FSA.............................    1,073
  1,320     Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series A, 5.25%,
              1/1/19, Callable 7/1/09 @ 101,
              FSA.............................    1,445
  1,000     Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series B, 5.25%,
              6/1/17, Callable 7/1/09 @ 101,
              FSA.............................    1,095
  2,315     Junction City, College Revenue,
              Centre College Project, 5.70%,
              4/1/12, Prerefunded 4/1/07 @
              102.............................    2,531

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
  1,000     Kenton County, Airport Revenue,
              International, Series AR-A, AMT,
              5.00%, 3/1/07, MBIA.............    1,052
  1,000     Kenton County, Airport Revenue,
              International, Series AR-A, AMT,
              5.00%, 3/1/08, MBIA.............    1,067
  2,115     Kenton County, Airport Revenue,
              Series C, AMT, 5.00%, 3/1/11,
              MBIA............................    2,285
  1,120     Lexington-Fayette County, Urban
              County Government, GO, Series D,
              5.00%, 12/1/09..................    1,235
  1,000     Lexington-Fayette County, Urban
              County Government, Sewer System
              Revenue, Series A, 5.00%,
              7/1/17, Callable 7/1/11 @ 101...    1,072
  1,420     Louisville & Jefferson County,
              Airport Authority Revenue, AMT,
              6.00%, 7/1/10, Callable 7/1/07 @
              102, MBIA.......................    1,550
  1,500     Louisville & Jefferson County,
              Metropolitan Sewer District,
              Sewer Revenue, Series A, 5.50%,
              5/15/15, Callable 11/15/09 @
              101, FGIC.......................    1,677
  1,000     Louisville & Jefferson County,
              Regional Airport Authority,
              Airport System Revenue, Series
              A, 5.75%, 7/1/15, Callable
              7/1/11 @ 101, FSA...............    1,113
    300     Louisville Public Properties
              Corp., First Mortgage Revenue,
              6.00%, 4/1/05...................      303
  1,115     Louisville Waterworks Board, Water
              System Revenue, 5.00%,
              11/15/11........................    1,222
  1,000     Louisville Waterworks Board, Water
              System Revenue, 5.13%, 11/15/15,
              Callable 11/15/10 @ 100, FSA....    1,089
  1,000     McCracken County, Hospital
              Revenue, Mercy Health System,
              Series A, 6.20%, 11/1/05,
              Callable 11/1/04 @ 102, MBIA....    1,023
  2,090     McCracken County, Hospital
              Revenue, Mercy Health System,
              Series A, 6.40%, 11/1/07,
              Callable 11/1/04 @ 102, MBIA....    2,138
    240     Murray State University, Revenue,
              Series G, Second Series, 5.60%,
              5/1/06..........................      243

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

 54

ONE GROUP KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
    460     Murray State University, Revenue,
              Series G, Second Series, 5.60%,
              5/1/07..........................      465
  1,260     Northern Kentucky University,
              5.00%, 12/1/09, AMBAC...........    1,371
  1,060     Oldham County, School District
              Financial, 5.00%, 5/1/16,
              Callable 5/1/14 @ 100, MBIA.....    1,158
    100     Richmond, Water, Gas & Sewer
              Revenue, Series A, 5.00%,
              7/1/14, Callable 7/1/08 @ 102,
              MBIA............................      109
    255     Richmond, Water, Gas & Sewer
              Revenue, Series B, 5.00%,
              7/1/14, Callable 7/1/08 @ 102,
              MBIA............................      277
  1,245     State Economic Development Finance
              Authority, Hospital Revenue,
              Southern Central Nursing Homes,
              6.00%, 1/1/27, Callable 1/1/08 @
              105, FHA........................    1,392
  1,000     State Property & Buildings,
              Commission Revenues, Project
              #59, 5.30%, 5/1/07, Callable
              11/1/05 @ 102...................    1,046
  1,000     State Property & Buildings,
              Commission Revenues, Project
              #59, 5.38%, 11/1/09, Callable
              11/1/05 @ 102...................    1,047
  1,000     State Property & Buildings,
              Commission Revenues, Project
              #59, 5.10%, 11/1/18, Callable
              11/1/09 @ 100...................    1,108
  1,500     State Property & Buildings,
              Commission Revenues, Project
              #64, 6.00%, 2/1/11, Callable
              2/1/10 @ 100, FSA...............    1,724
  2,000     State Property & Buildings,
              Commission Revenues, Project
              #64, 5.75%, 5/1/14, Callable
              11/1/09 @ 100...................    2,275
    715     State Property & Buildings,
              Commission Revenues, Project
              #65, 6.00%, 2/1/18, Prerefunded
              2/1/10 @ 100....................      822
  1,500     State Property & Buildings,
              Commission Revenues, Project
              #66, Series A, 5.60%, 5/1/16,
              Callable 5/1/10 @ 100, MBIA.....    1,699

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
  1,000     State Property & Buildings,
              Commission Revenues, Project
              #68, 5.75%, 10/1/15, Callable
              10/1/10 @ 100...................    1,146
  1,000     State Property & Buildings,
              Commission Revenues, Project
              #69, Series D, 5.50%, 8/1/10,
              FSA.............................    1,130
  1,000     State Property & Buildings,
              Commission Revenues, Project
              #71, 5.50%, 8/1/12, MBIA........    1,142
  1,335     State Property & Buildings,
              Commission Revenues, Project
              #73, 5.25%, 11/1/12, Callable
              11/1/11 @ 100...................    1,485
  1,500     State Property & Buildings,
              Commission Revenues, Project
              #73, 5.13%, 9/1/16, Prerefunded
              9/1/10 @ 100....................    1,668
  2,000     State Property & Buildings,
              Commission Revenues, Project
              #74, 5.38%, 2/1/09, FSA.........    2,212
  3,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.50%,
              7/1/08, AMBAC...................    3,300
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 6.50%,
              7/1/08, AMBAC...................    1,132
  2,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.50%,
              7/1/09, AMBAC...................    2,233
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 0.00%,
              1/1/10, FGIC....................      850
  1,935     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.63%,
              7/1/10, Prerefunded 7/1/05 @
              102, AMBAC......................    2,008
    665     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.63%,
              7/1/10, Callable 7/1/05 @ 102,
              AMBAC...........................      690

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

ONE GROUP KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
    375     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.75%,
              7/1/11, Prerefunded 7/1/05 @
              102, AMBAC......................      389
    125     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.75%,
              7/1/11, Callable 7/1/05 @ 102,
              AMBAC...........................      130
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project Series A,
              5.50%, 7/1/11...................    1,137
     80     State Turnpike Authority, Resource
              Recovery Revenue, 6.13%,
              7/1/07..........................       84
    245     State Turnpike Authority, Resource
              Recovery Revenue, 6.63%, 7/1/08,
              ETM.............................      264
     95     State Turnpike Authority, Toll
              Road Revenue, 6.13%, 7/1/08,
              ETM.............................      101
                                                -------
                                                 96,846
                                                -------
Louisiana (3.5%):
    860     Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              A-1, 6.65%, 6/1/15, Callable
              12/1/07 @ 104, GNMA/FNMA........      923
  4,300     New Orleans, Home Mortgage
              Authority, Single Family
              Mortgage Revenue, Series A,
              0.00%, 10/1/15, MBIA............    2,706
  1,000     Public Facilities Authority,
              Multi-Family Housing Revenue,
              Series B, 0.00%, 12/1/19, ETM...      486
                                                -------
                                                  4,115
                                                -------

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Puerto Rico (2.7%):
  2,000     Commonwealth Highway &
              Transportation Authority,
              Transportation Revenue, Series
              A, 0.00%, 7/1/17, AMBAC.........    1,197
  1,000     Commonwealth Highway and
              Transportation Authority,
              Highway Revenue, Series AA,
              5.00%, 7/1/26, Callable 7/1/10,
              @ 100, FSA......................    1,090
  1,480     GO, Unlimited, 0.00%, 7/1/17,
              MBIA............................      886
                                                -------
                                                  3,173
                                                -------
Texas (1.5%):
  1,000     Central Housing Finance Corp.,
              Single Family Mortgage Revenue,
              Series A, 0.00%, 9/1/16, ETM....      599
  1,850     Port Arthur Housing Finance Corp.,
              Single Family Mortgage Revenue,
              0.00%, 3/1/15...................    1,196
                                                -------
                                                  1,795
                                                -------
Virgin Islands (1.0%):
  1,065     Public Finance Authority, Revenue,
              Matching Fund Lien Note, Series
              A, 5.25%, 10/1/16, Callable
              10/1/14 @ 100...................    1,142
                                                -------
  Total Municipal Bonds                         114,821
                                                -------
INVESTMENT COMPANIES (0.8%):
    898     Blackrock Provident Institutional
              Funds, Tax-Free Money Market
              Fund............................      898
     12     One Group Municipal Money Market
              Fund, Class I (b)...............       12
                                                -------
  Total Investment Companies                        910
                                                -------
Total (Cost $106,949) (a)                       115,731
                                                =======

------------
Percentages indicated are based on net assets of $116,894.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $8,782
                   Unrealized depreciation......................      --
                                                                  ------
                   Net unrealized appreciation (depreciation)...  $8,782
                                                                  ======

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Investment in affiliate.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

 56

ONE GROUP KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

The following table represents the credit quality breakdown of the portfolio as a percentage of total investments.

         CREDIT QUALITY BREAKDOWN**
            (AVERAGE QUALITY AAA)
----------------------------------------------------
AAA/AAA Insured..............................   71.2%
AA...........................................   23.3%
A............................................    3.3%
BBB..........................................    1.0%
Other/Not Rated..............................    1.2%
----------------------------------------------------

** As of 12/31/04. Portfolio composition subject to change.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

ONE GROUP LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
 MUNICIPAL BONDS (98.8%):
Louisiana (98.8%):
  1,000     Alexandria Utilities, Revenue,
              4.00%, 5/1/07, AMBAC............    1,038
  1,230     Ascension Parish, Gravity Drain,
              Sales & Use Tax Revenue, 5.50%,
              12/1/08, Callable 12/1/06 @ 100,
              FGIC............................    1,301
  1,000     Calcasieu Parish Public
              Transportation Authority,
              Student Lease, Revenue, McNeese
              Student Housing Project, 5.38%,
              5/1/16, Callable 5/1/11 @ 101,
              MBIA............................    1,111
     10     East Baton Rouge Parish, Mortgage
              Finance Authority, Revenue,
              Series B, 5.30%, 10/1/14,
              GNMA............................       10
  1,000     East Baton Rouge Parish, Public
              Improvements, Sales & Use Tax
              Revenue, Series A, 5.50%,
              2/1/11, FGIC....................    1,108
  1,595     East Baton Rouge Parish, Public
              Improvements, Sales & Use Tax
              Revenue, Series A, 5.50%,
              2/1/14, FGIC....................    1,767
  1,310     East Baton Rouge Parish, Sales &
              Use Tax Revenue, 5.50%, 2/1/15,
              FGIC............................    1,443
    500     East Baton Rouge Parish, Sales &
              Use Tax Revenue, 5.90%, 2/1/16,
              FGIC............................      509
    910     East Baton Rouge Parish, Sales &
              Use Tax Revenue, Series ST,
              5.80%, 2/1/09, FGIC.............      927
  3,000     Government Facilities Revenue,
              5.25%, 12/1/18, AMBAC...........    3,373
    730     Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              B-2, AMT, 4.80%, 12/1/10,
              Callable 12/1/07 @ 101, GNMA/
              FNMA............................      741
    200     Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              B, 6.00%, 6/1/15, GNMA/FNMA.....      209
    150     Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              D-2, AMT, 6.10%, 12/1/11,
              Callable 12/1/06 @ 102, GNMA/
              FNMA............................      156
    115     Iberia Home Mortgage Authority,
              Single Family Mortgage Revenue,
              7.38%, 1/1/11, Callable 7/1/04 @
              102.............................      115
  2,000     Jefferson Parish, School Board
              Sales & Use Tax Revenue, 5.00%,
              2/1/08, MBIA....................    2,154

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
  1,495     Jefferson Parish, School Board
              Sales & Use Tax Revenue, 5.50%,
              3/1/09, AMBAC...................    1,663
  2,070     Jefferson Parish, School Board
              Sales & Use Tax Revenue, 0.00%,
              9/1/09, FSA.....................    1,793
  1,000     Lafayette Parish, Public
              Improvement Sales Tax Revenue,
              Series B, 5.35%, 3/1/13,
              Callable 3/1/09 @ 101.50,
              FGIC............................    1,108
  1,195     Lafayette Parish, Public
              Improvement Sales Tax Revenue,
              Series B, 5.45%, 3/1/14,
              Callable 3/1/09 @ 101.50,
              FGIC............................    1,328
  1,985     Lafayette Parish, Public
              Improvement Sales Tax Revenue,
              Series B, 5.60%, 3/1/17,
              Callable 3/1/09 @ 101.50,
              FGIC............................    2,205
    350     New Orleans, GO, 5.85%, 11/1/09,
              Prerefunded 11/1/05 @ 100,
              FGIC............................      361
  1,815     New Orleans, GO, 0.00%, 9/1/17,
              AMBAC...........................    1,032
    500     New Orleans, Home Mortgage, SO,
              6.25%, 1/15/11, ETM.............      576
  1,370     New Orleans, Sewer Service
              Revenue, 4.50%, 6/1/09, FGIC....    1,470
  1,000     New Orleans, Sewer Service
              Revenue, 5.38%, 6/1/14, Callable
              6/1/10 @ 101, FGIC..............    1,115
  1,000     New Orleans, Sewer Service
              Revenue, 5.00%, 6/1/18, Callable
              6/1/08 @ 101, MBIA..............    1,070
  1,220     Office Facilities Corp., Revenue,
              5.50%, 3/1/11, Callable 3/1/09 @
              101, MBIA.......................    1,353
    555     Orleans Parish School Board,
              Revenue, Public School Capital
              Refinancing, 6.00%, 6/1/09,
              MBIA............................      630
    250     Orleans Parish School District,
              GO, 5.30%, 9/1/10, Callable
              9/1/05 @ 100, MBIA..............      255
  1,000     Orleans Parish School District,
              GO, Series A, 5.13%, 9/1/15,
              Callable 3/1/08 @ 100, FGIC.....    1,063

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

 58

ONE GROUP LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
  1,000     Ouachita Parish, Hospital Service
              District #1, Health Care
              Revenue, Glenwood Regional
              Medical Center, 5.70%, 5/15/16,
              Callable 5/15/10 @ 100, FSA.....    1,107
  1,000     Port New Orleans Board of
              Commercial Facilities, Revenue,
              5.50%, 4/1/10, AMBAC............    1,107
  1,675     Port New Orleans Board of
              Commercial Facilities, Revenue,
              5.63%, 4/1/14, Callable 4/1/11 @
              101, AMBAC......................    1,841
  1,475     Public Facilities Authority,
              Hospital Revenue, 5.50%, 7/1/12,
              FSA.............................    1,672
  7,000     Public Facilities Authority,
              Multi-Family Housing Revenue,
              Series B, 0.00%, 12/1/19, ETM...    3,400
  8,000     Public Facilities Authority,
              Multi-Family Revenue, Series A,
              0.00%, 2/1/20, ETM..............    3,946
     35     Public Facilities Authority,
              Revenue, Alton Ochsner Medical
              Foundation, 5.75%, 5/15/11,
              MBIA............................       39
  2,495     Public Facilities Authority,
              Revenue, Department of Public
              Safety, 5.50%, 8/1/18, Callable
              8/1/11 @ 100, FSA...............    2,788
  1,000     Public Facilities Authority,
              Revenue, Dillard University,
              5.00%, 2/1/18, Callable 2/10/08
              @ 102, AMBAC....................    1,071
  2,025     Public Facilities Authority,
              Revenue, Loyola University,
              5.63%, 10/1/10, Callable 10/1/07
              @ 102, MBIA.....................    2,227
    350     Public Facilities Authority,
              Revenue, Pendelton Memorial
              Methodist Hospital, 5.00%,
              6/1/08..........................      375
    735     Public Facilities Authority,
              Revenue, Tulane University,
              5.55%, 10/1/07, Callable 10/1/06
              @ 102, AMBAC....................      791
  1,605     Public Facilities Authority,
              Revenue, Tulane University,
              5.75%, 10/1/09, Callable 10/1/06
              @ 102, AMBAC....................    1,733
    730     Public Facilities Authority,
              Revenue, Women's Hospital
              Foundation, 5.40%, 10/1/05,
              Callable 10/1/04 @ 102, FGIC....      747
  1,715     Public Facilities Authority,
              Revenue, Women's Hospital
              Foundation, 5.50%, 10/1/06,
              Callable 10/1/04 @ 102, FGIC....    1,754

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
    500     Public Facilities Authority,
              Revenue, Women's Hospital
              Foundation, 6.00%, 10/1/10,
              FSA.............................      574
  2,000     Public Facilities Authority,
              Revenue, Xavier University of
              Louisiana, 5.13%, 9/1/12,
              Callable 9/1/07 @ 102, MBIA.....    2,169
  1,000     Shreveport, Certificates of
              Indebtedness, Revenue, Series A,
              5.25%, 10/1/10, AMBAC...........    1,115
  1,000     Shreveport, Certificates of
              Indebtedness, Revenue, Series A,
              5.50%, 10/1/12, AMBAC...........    1,124
  1,000     Shreveport, Certificates of
              Indebtedness, Revenue, Series A,
              5.00%, 10/1/16, AMBAC...........    1,081
  1,000     South Port Community, Port
              Revenue, Cargill, Inc. Project,
              5.85%, 4/1/17, Callable 4/1/07 @
              102.............................    1,053
  1,000     St. Charles Parish, Public
              Improvements, Sales Tax Revenue,
              4.25%, 11/1/09, MBIA............    1,067
  1,215     St. Charles Parish, School
              District #1, GO, 5.00%, 3/1/09,
              FGIC (c) (d)....................    1,327
  1,005     St. Tammany Parish, Public Trust
              Finance Authority Revenue,
              Christwood Project, 5.25%,
              11/15/08........................    1,029
  1,680     St. Tammany Parish, School
              District #12, GO, 4.00%, 4/1/08,
              FSA.............................    1,762
  1,000     St. Tammany Parish, School
              District #12, GO, 4.00%, 4/1/09,
              FSA.............................    1,053
    485     St. Tammany Parish, School
              District #12, 5.00%, 3/1/15.....      538
  1,000     Stadium & Exposition District
              Revenue, 5.25%, 7/1/16, Callable
              7/1/09 @ 102, FGIC..............    1,100
  1,650     Stadium & Exposition District,
              Hotel Occupancy Tax & Stadium
              Revenue, Series A, 5.65%,
              7/1/07, Callable 7/1/04 @ 102,
              FGIC............................    1,688
  1,500     State Energy & Power Authority,
              Power Project Revenue, 5.75%,
              1/1/13, FSA.....................    1,737

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

ONE GROUP LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
  1,300     State Military Department, 5.25%,
              12/1/18.........................    1,368
    500     State Miscellaneous Taxes, GO,
              Refunding, Series A, 5.70%,
              8/1/08, MBIA....................      555
  2,000     State Office Facilities, Corporate
              Lease Revenue, Capitol Complex
              Project, Series A, 5.50%,
              3/1/13, Callable 3/1/09 @ 101,
              MBIA............................    2,218
  2,055     State Office Facilities, Corporate
              Lease Revenue, Capitol Complex
              Project, 5.50%, 5/1/15, Callable
              5/1/11 @ 101, AMBAC.............    2,303
  1,650     State Office Facilities, Corporate
              Lease Revenue, Capitol Complex
              Project, Series A, 5.13%,
              3/1/16, Callable 3/1/09 @ 101,
              MBIA............................    1,780
  1,000     State Office Facilities, Corporate
              Lease Revenue, Capitol Complex
              Project, Series A, 5.38%,
              3/1/19, Callable 3/1/09 @ 101,
              MBIA............................    1,093
  1,000     State Offshore Terminal Authority,
              Deepwater Port Revenue, 4.38%,
              10/1/20, Putable 6/1/07 @ 100...    1,036
  1,580     State University, Agricultural &
              Mechanical College, Revenue,
              6.00%, 7/1/07, Callable 7/1/06 @
              102, MBIA.......................    1,695
  1,120     State University, Agricultural &
              Mechanical College, Revenue,
              5.50%, 7/1/13, Callable 7/1/06 @
              102, MBIA.......................    1,193
    400     State, GO, 5.38%, 8/1/05, MBIA....      408
    250     State, GO, 5.60%, 8/1/08, MBIA....      277
  2,000     State, GO, Series A, 6.50%,
              4/15/06, FGIC...................    2,108

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
    750     State, GO, Series A, 5.60%,
              5/15/07, MBIA...................      774
    250     State, GO, Series A, 5.70%,
              5/15/08, MBIA...................      258
  1,730     State, GO, Series A, 5.50%,
              11/15/08, FGIC..................    1,920
  1,000     State, GO, Series A, 5.00%,
              4/1/09, FGIC....................    1,094
  2,875     State, GO, Series A, 5.80%,
              8/1/10, MBIA....................    3,296
  1,500     State, GO, Series A, 5.25%,
              11/15/11, FGIC..................    1,663
  1,000     State, GO, Series A, 5.50%,
              5/15/15, FGIC...................    1,118
  1,500     State, GO, Series A, 5.25%,
              11/15/17, FGIC..................    1,647
  3,500     State, GO, Series B, 5.63%,
              8/1/13, MBIA....................    4,052
  1,085     Tangipahoa Parish, School Board
              Revenue, 5.50%, 3/1/13, Callable
              3/1/11 @ 100, AMBAC.............    1,212
                                                -------
                                                109,067
                                                -------
  Total Municipal Bonds                         109,067
                                                -------
INVESTMENT COMPANIES (0.2%):
    228     Blackrock Provident Institutional
              Funds, Tax-Free Money Market
              Fund............................      228
      8     One Group Municipal Money Market
              Fund, Class I (b)...............        8
                                                -------
  Total Investment Companies                        236
                                                -------
Total (Cost $100,528) (a)                       109,303
                                                =======

------------
Percentages indicated are based on net assets of $110,390.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $8,777
                   Unrealized depreciation......................      (2)
                                                                  ------
                   Net unrealized appreciation (depreciation)...  $8,775
                                                                  ======

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Investment in affiliate.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(d) Security has been deemed illiquid pursuant to procedures established by the Board of Trustees.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

 60

ONE GROUP LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

The following table represents the credit quality breakdown of the portfolio as a percentage of total investments.

         CREDIT QUALITY BREAKDOWN**
            (AVERAGE QUALITY AAA)
----------------------------------------------------
AAA/AAA Insured..............................   95.3%
AA...........................................    0.0%
A............................................    3.3%
BBB..........................................    0.0%
Other/Not Rated..............................    1.4%
----------------------------------------------------

** As of 12/31/04. Portfolio composition subject to change.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

ONE GROUP MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
 MUNICIPAL BONDS (98.8%):
Colorado (0.5%):
  3,000     E-470 Public Highway Authority,
              Revenue, 0.00%, 9/1/19, MBIA....    1,520
                                                -------
Michigan (97.0%):
  2,500     Battle Creek, Tax Increment,
              5.00%, 5/1/16, Callable 5/1/08 @
              100, MBIA.......................    2,648
  1,625     Brighton Township Sanitation &
              Sewage Drainage District, GO,
              5.25%, 10/1/16, Callable 4/1/09
              @ 100, FSA......................    1,758
  1,475     Caledonia Community Schools, GO,
              5.75%, 5/1/13, Q-SBLF...........    1,654
  4,500     Caledonia Community Schools, GO,
              5.85%, 5/1/22, Prerefunded
              5/1/07 @ 100, MBIA..............    4,863
  1,250     Central Montcalm Public Schools,
              GO, 5.90%, 5/1/19, Callable
              5/1/09 @ 100, MBIA..............    1,392
  1,380     Charles Stewart Mott Community
              College, Building and
              Improvement, GO, 5.40%, 5/1/14,
              Callable 5/1/10 @ 100, FGIC.....    1,527
  1,775     Charles Stewart Mott Community
              College, Building and
              Improvement, GO, 5.50%, 5/1/16,
              Callable 5/1/10 @ 100, FGIC.....    1,964
  1,235     Charlevoix Public School District,
              GO, 5.75%, 5/1/20, Callable
              5/1/09 @ 100, FSA...............    1,392
  1,150     Charlotte Public School District,
              GO, 5.25%, 5/1/16, Callable
              5/1/09 @ 100, Q-SBLF............    1,245
  1,075     Chelsea Economic Development
              Corp., Revenue, 5.40%, 11/15/18,
              Callable 11/15/08 @ 101.........    1,083
  2,000     Chelsea Economic Development
              Corp., Revenue, 5.40%, 11/15/27,
              Callable 11/15/08 @ 101.........    1,904
  1,730     Chippewa County Hospital Finance,
              Revenue, 5.63%, 11/1/14,
              Callable 11/1/07 @ 102..........    1,740
  2,500     Chippewa Hills School District,
              GO, 5.30%, 5/1/19, Callable
              5/1/09 @ 100, FGIC..............    2,715
  1,000     Chippewa Valley School District,
              GO, 5.00%, 5/1/10, Q-SBLF.......    1,100
  5,000     Clarkston Community Schools, GO,
              5.75%, 5/1/16, Prerefunded
              5/1/05 @ 101, FGIC..............    5,112

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
  4,090     Clarkston Community Schools, GO,
              5.00%, 5/1/15, Callable 5/1/08 @
              100, AMBAC......................    4,333
  2,580     Clarkston Community Schools, GO,
              5.05%, 5/1/16, Callable 5/1/08 @
              100, AMBAC......................    2,741
    430     Dearborn, Economic Development
              Corp., Hospital Revenue, Oakwood
              Obligation Group, Series A,
              5.25%, 11/15/05, FGIC...........      442
  1,690     Dearborn, Economic Development
              Corp., Hospital Revenue, Oakwood
              Obligation Group, Series A,
              5.60%, 11/15/08, Callable
              11/15/05 @ 102, FGIC............    1,765
  1,560     Dearborn, Economic Development
              Corp., Hospital Revenue, Oakwood
              Obligation Group, Series A,
              5.60%, 11/15/09, Callable
              11/15/05 @ 102, FGIC............    1,633
  3,850     Detroit, Local Development Finance
              Authority, Tax Increment, Series
              A, 5.38%, 5/1/18, Callable
              5/1/07 @ 101.50.................    3,954
  2,570     Detroit, Series A, GO, 5.25%,
              4/1/13, Callable 4/1/09 @ 101,
              FSA.............................    2,822
  1,500     Detroit, Series A-1, GO, 5.38%,
              4/1/16, Callable 10/1/11 @ 100,
              MBIA............................    1,665
  2,000     Detroit, Sewage Disposal System,
              Revenue, Series B, 6.00%,
              7/1/10, MBIA....................    2,299
  5,000     Detroit, Sewage Disposal System,
              Revenue, 0.00%, 7/1/13, FGIC....    3,553
  1,500     Detroit, Sewage Disposal System,
              Revenue, Series A, 0.00%,
              7/1/17, FGIC....................      859
  1,800     Detroit, Wayne County Stadium
              Authority, Revenue, Public
              Improvements, 5.50%, 2/1/17,
              Callable 2/1/07 @ 102, FGIC.....    1,938
  2,075     East Grand Rapids Public School
              District, GO, 5.00%, 5/1/18,
              Callable 5/1/14 @ 100, FSA......    2,245
  2,580     East Lansing School District,
              School Building and Site, GO,
              5.75%, 5/1/15, Q-SBLF...........    2,885

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

 62

ONE GROUP MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
  1,000     East Lansing School District,
              School Building and Site, GO,
              5.40%, 5/1/18, Q-SBLF...........    1,097
  1,985     Eastern Michigan University,
              Revenue, Reference General,
              Series A, 5.80%, 6/1/08, FGIC...    2,200
  1,645     Ecorse Public School District, GO,
              5.50%, 5/1/17, Callable 5/1/08 @
              101, FGIC.......................    1,800
  1,105     Emmet County Building Authority,
              GO, 5.00%, 5/1/15, Callable
              5/1/13 @ 100, AMBAC.............    1,207
  4,675     Farmington Public School District,
              GO, 5.10%, 5/1/16, Callable
              5/1/07 @ 100, Q-SBLF............    4,915
  1,000     Ferndale School District, GO,
              5.50%, 5/1/11, Callable 5/1/05 @
              101, FGIC.......................    1,022
  2,500     Ferris State University, Revenue,
              5.75%, 10/1/17, Prerefunded
              4/1/07 @ 101, AMBAC.............    2,713
  5,000     Ferris State University, Revenue,
              5.85%, 10/1/22, Prerefunded
              4/1/07 @ 101, AMBAC.............    5,437
  1,000     Fitzgerald Public School District,
              School Building and Site, GO,
              Series B, 5.00%, 5/1/22,
              Callable 11/1/14 @ 100, AMBAC...    1,066
  2,000     Forest Hills Public Schools, GO,
              5.25%, 5/1/19...................    2,178
  1,000     Grand Blanc Community Schools,
              5.00%, 5/1/15, Callable 5/1/14 @
              100, FSA........................    1,101
  3,000     Grand Haven Electric, Revenue,
              5.25%, 7/1/08, MBIA.............    3,276
  1,370     Grand Rapids Building Authority,
              GO, 5.75%, 8/1/13, Callable
              8/1/10 @ 100, AMBAC.............    1,546
  1,500     Grand Rapids Water Supply,
              Revenue, 5.75%, 1/1/16, FGIC....    1,692
  2,000     Harper Creek County School
              District, GO, 5.50%, 5/1/15,
              Callable 5/1/11 @ 100, Q-SBLF...    2,233
  2,660     Hartland School District, GO,
              5.38%, 5/1/16, Q-SBLF...........    2,936
  1,155     Higher Education Facilities
              Authority, Revenue, Calvin
              College Project, 5.50%, 12/1/12,
              Callable 12/1/10 @ 100 (c)
              (d).............................    1,254

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
  1,240     Higher Education Facilities
              Authority, Revenue, Kettering
              University Project, 5.50%,
              9/1/19, Callable 9/1/11 @ 100,
              AMBAC...........................    1,389
  1,500     Higher Education Student Loan
              Authority, Revenue, Student
              Loan, Series XVII-F, AMT, 4.20%,
              3/1/09, AMBAC...................    1,555
  1,200     Higher Education Student Loan
              Authority, Revenue, Student
              Loan, Series XII-T, AMT, 5.30%,
              9/1/10, AMBAC...................    1,298
  1,000     Higher Education Student Loan
              Authority, Revenue, Student
              Loan, Series XVII-A, AMT, 5.75%,
              6/1/13, Callable 6/1/06 @ 102,
              AMBAC...........................    1,040
  1,600     Howell Public Schools, School
              Building and Site, GO, 5.00%,
              5/1/15, Callable 11/1/13 @ 100,
              Q-SBLF..........................    1,752
  1,500     Huron Valley School District, GO,
              4.00%, 5/1/08, Q-SBLF...........    1,572
  1,000     Huron Valley School District, GO,
              5.88%, 5/1/16, Prerefunded
              5/1/07 @ 100, FGIC..............    1,081
  1,620     Jackson Downtown Development, GO,
              0.00%, 6/1/16, FSA..............      983
  1,710     Jackson Downtown Development, GO,
              0.00%, 6/1/17, FSA..............      980
  2,060     Jackson Downtown Development, GO,
              0.00%, 6/1/18, FSA..............    1,119
  1,200     Jackson Downtown Development, GO,
              0.00%, 6/1/19, FSA..............      619
  1,130     Jackson Public Schools, GO, 5.60%,
              5/1/15, Callable 5/1/10 @ 100,
              FGIC............................    1,280
  1,405     Jackson Public Schools, GO, 5.65%,
              5/1/16, Callable 5/1/10 @ 100,
              FGIC............................    1,595
  1,620     Jackson Public Schools, School
              Building and Site, GO, 5.00%,
              5/1/18, Callable 5/1/14 @ 100,
              FSA.............................    1,753
  1,390     Jenison Public Schools, GO, 5.25%,
              5/1/15, FGIC....................    1,573
  3,685     Lake Orion Community School
              District, GO, 6.00%, 5/1/10,
              Callable 5/1/05 @ 101, AMBAC....    3,768

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

ONE GROUP MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
  1,790     Lake Orion Community School
              District, GO, 5.75%, 5/1/15,
              Callable 5/1/10 @ 100, FSA......    2,041
  1,000     Lansing Building Authority, GO,
              6.00%, 6/1/05, AMBAC............    1,003
  1,490     Lansing Community College, GO,
              4.00%, 5/1/08, FGIC.............    1,563
  1,250     Lansing Community College, GO,
              5.00%, 5/1/19, Callable 5/1/13 @
              100, MBIA.......................    1,338
  1,000     Lincoln Park School District, GO,
              5.00%, 5/1/20, Callable 5/1/07 @
              100, FGIC.......................    1,039
  1,330     Livingston County Building
              Authority, GO, 5.80%, 7/1/08....    1,463
  5,000     Lowell Area School District, GO,
              0.00%, 5/1/14, FGIC.............    3,398
  1,425     Lowell Area School District, GO,
              0.00%, 5/1/16, FGIC.............      871
  1,670     Madison Public Schools, GO, 5.13%,
              5/1/18, Callable 5/1/09 @ 100,
              FGIC............................    1,797
  1,400     Marquette Board Light & Power,
              Revenue, Series A, 3.30%,
              7/1/06, Callable 7/1/05 @ 100,
              AMBAC...........................    1,408
  1,175     Mason Public School District, GO,
              5.40%, 5/1/09, Callable 5/1/05 @
              101.50, FGIC....................    1,206
  2,750     Mount Pleasant School District,
              GO, 5.30%, 5/1/17, Callable
              5/1/08 @ 100, AMBAC.............    2,960
  2,900     Municipal Bond Authority, Revenue,
              School Loan, 5.25%, 12/1/12,
              Prerefunded 12/1/08 @ 101.......    3,228
  1,350     Municipal Bond Authority, Revenue,
              School Loan, 5.25%, 12/1/13,
              Prerefunded 12/1/08 @ 101.......    1,503
  1,500     Municipal Bond Authority, Revenue,
              Local Government Loan Program,
              Series A, 6.00%, 12/1/13,
              Callable 12/1/04 @ 102, FGIC....    1,535
  2,500     Municipal Bond Authority, Revenue,
              Clean Water Revolving Fund,
              5.88%, 10/1/14, Prerefunded
              10/1/10 @ 101...................    2,904
  1,000     Municipal Bond Authority, Revenue,
              Clean Water Revolving Fund,
              5.75%, 10/1/15, Prerefunded
              10/1/09 @ 101...................    1,145

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
  1,250     Municipal Bond Authority, Revenue,
              Clean Water Revolving Fund,
              5.50%, 10/1/17, Prerefunded
              10/1/09 @ 101...................    1,417
  2,500     Municipal Bond Authority, Revenue,
              Drinking Water Revolving Fund,
              5.50%, 10/1/17, Prerefunded
              10/1/09 @ 101...................    2,834
  2,000     Municipal Bond Authority, Revenue,
              Clean Water Revolving Fund,
              5.50%, 10/1/19..................    2,268
  1,250     Municipal Bond Authority, Revenue,
              Drinking Water Revolving Fund,
              5.00%, 10/1/18, Callable 10/1/14
              @ 100...........................    1,360
  1,055     Municipal Bond Authority, Revenue,
              Local Government Loan Program,
              Series 4-A, 5.00%, 5/1/16,
              Callable 5/1/14 @ 100, AMBAC....    1,153
  1,065     Northwestern Community College,
              GO, 5.60%, 4/1/16, Callable
              10/1/09 @ 100, FGIC.............    1,184
  2,500     Oakland County Economic
              Development Corp., Revenue,
              Cranbrook Educational Community,
              5.00%, 11/1/17, Callable 11/1/08
              @ 101...........................    2,681
  2,050     Oakland County Economic
              Development Corp., Revenue,
              Cranbrook Educational Community,
              5.63%, 6/1/19, Callable 6/1/07 @
              102, First of America Bank......    2,249
  1,670     Oakland University, Revenue,
              5.25%, 5/15/19, Callable 5/15/14
              @ 100, AMBAC....................    1,841
  1,000     Otsego Public School District,
              School Building and Site, GO,
              5.00%, 5/1/21, Callable 5/1/14 @
              100, FSA........................    1,068
  1,200     Paw Paw Public School District,
              GO, 6.50%, 5/1/09, FGIC.........    1,345
  1,680     Pellston Public School District,
              GO, 0.00%, 5/1/22, Prerefunded
              5/1/07 @ 34.88, FSA.............      554
  1,910     Pinckney Community Schools, GO,
              5.00%, 5/1/19, Callable 5/1/14 @
              100, FSA........................    2,057

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

 64

ONE GROUP MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
  1,000     Port Huron, GO, Series A, 5.25%,
              10/1/19, Callable 10/1/08 @ 101,
              MBIA............................    1,091
  1,570     Public Power Agency, Revenue,
              Campbell Project, Series A,
              4.00%, 1/1/10, AMBAC............    1,651
  1,245     Public Power Agency, Revenue,
              Combustion Turbine #1 Project,
              Series A, 5.25%, 1/1/14,
              Callable 1/1/12 @ 100, AMBAC....    1,381
  7,315     Rochester Community School
              District, GO, 5.25%, 5/1/15,
              Callable 5/1/07 @ 100, MBIA.....    7,805
  7,015     Rochester Community School
              District, GO, 5.30%, 5/1/17,
              Callable 5/1/07 @ 100, MBIA.....    7,493
  1,000     Rochester Community School
              District, GO, 5.00%, 5/1/19,
              MBIA............................    1,107
  1,515     Saginaw County, Healthsource
              Saginaw Inc., GO, 5.00%, 5/1/20,
              Callable 5/1/15 @ 100, MBIA.....    1,635
  1,375     South Lyon Community School
              District, GO, 5.25%, 5/1/17,
              Callable 11/1/12 @ 100, FGIC....    1,513
  1,085     South Macomb Disposal Authority,
              Revenue, 5.38%, 9/1/13, Callable
              9/1/10 @ 100, AMBAC.............    1,205
  1,590     South Macomb Disposal Authority,
              Revenue, 5.38%, 9/1/15, Callable
              9/1/10 @ 100, AMBAC.............    1,747
  1,175     Southfield Building Authority, GO,
              5.30%, 5/1/17, MBIA.............    1,284
  1,100     Southfield Public Schools, School
              Building and Site, Series B, GO,
              5.13%, 5/1/15, Callable 5/1/14 @
              100, FSA........................    1,222
  2,000     Southfield Public Schools, School
              Building and Site, Series B, GO,
              5.13%, 5/1/20, Callable 5/1/14 @
              100, FSA........................    2,168
  1,300     Southgate Community School
              District, GO, 5.75%, 5/1/10,
              Callable 5/1/09 @ 100, FGIC.....    1,465
  2,085     Southgate Community School
              District, GO, 5.00%, 5/1/16,
              Callable 5/1/09 @ 100, FGIC.....    2,225
  1,765     St. John's Public Schools, GO,
              5.00%, 5/1/16, Callable 5/1/08 @
              100, FGIC.......................    1,870

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
  1,500     State Building Authority, Revenue,
              Facilities Program, Series I,
              5.50%, 10/15/10, FSA............    1,700
  2,675     State Building Authority, Revenue,
              Facilities Program, Series I,
              5.25%, 10/15/11, Callable
              10/15/09 @ 100..................    2,937
  1,250     State Building Authority, Revenue,
              Facilities Program, Series I,
              5.25%, 10/15/15, Callable
              10/15/13 @ 100..................    1,388
  2,000     State Certificates of
              Participation, 5.50%, 6/1/18,
              Callable 6/1/10 @ 100, AMBAC....    2,208
  1,000     State Hospital Finance Authority,
              Revenue, Sparrow Obligation
              Group, 5.25%, 11/15/07..........    1,062
  1,000     State Hospital Finance Authority,
              Revenue, Mercy Health Services,
              Series R, 5.38%, 8/15/16,
              Callable 8/15/06 @ 101, AMBAC...    1,050
  3,795     State Hospital Finance Authority,
              Revenue, Mercy Health Services,
              Series U, 5.63%, 8/15/16,
              Callable 8/15/07 @ 101..........    4,114
  6,875     State Hospital Finance Authority,
              Revenue, Mercy Health Services,
              Series W, 5.25%, 8/15/17,
              Callable 8/15/07 @ 101, FSA.....    7,379
  2,590     State Hospital Finance Authority,
              Revenue, Port Huron Hospital
              Obligation, 5.38%, 7/1/12,
              Callable 7/1/05 @ 102, FSA......    2,680
  1,170     State Strategic Fund, Revenue,
              College of Detroit Fund, 7.00%,
              5/1/21, AMBAC...................    1,541
  1,340     State Trunk Line, Revenue, Series
              A, 5.00%, 11/1/08...............    1,461
  1,000     State Trunk Line, Revenue, 5.25%,
              11/1/20, FSA....................    1,138
  1,490     State, Clean Water Revenue, GO,
              5.25%, 12/1/11..................    1,682
    470     State, GO, 5.40%, 11/1/19,
              Callable 11/1/05 @ 101..........      487
    985     State, GO, 5.40%, 11/1/19,
              Prerefunded 11/1/05 @ 101.......    1,022

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

ONE GROUP MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
  1,565     Tawas City Hospital Finance
              Authority, Revenue, St. Joseph,
              Series A, 5.60%, 2/15/13,
              Callable 2/15/08 @ 102,
              Radian..........................    1,698
  1,030     Tecumseh Public Schools, GO,
              5.40%, 5/1/17, Q-SBLF...........    1,130
  1,000     University of Michigan, Hospital
              Revenue, 5.00%, 12/1/10.........    1,095
  6,000     University of Michigan, Revenue,
              Series A-1, 5.25%, 12/1/10,
              Callable 6/1/08 @ 101...........    6,431
  1,015     University of Michigan, Revenue,
              Student Fees, Series A, 5.25%,
              4/1/15, Callable 4/1/05 @ 102...    1,042
  2,000     Walled Lake Construction School
              District, GO, 5.25%, 5/1/18,
              Q-SBLF..........................    2,189
  3,040     Wayland School District, GO,
              5.10%, 5/1/12, Callable 5/1/07 @
              100, FGIC.......................    3,216
  1,500     Wayne County, Charter Airport,
              Revenue, 5.25%, 12/1/09, FGIC...    1,639
  1,275     Wayne County, Charter Airport,
              Revenue, Series B, 5.25%,
              12/1/12, Callable 12/1/08 @ 101,
              MBIA............................    1,389
  1,175     Wayne County, Downriver System
              Sewer Disposal, GO, Series B,
              5.13%, 11/1/18, Callable 11/1/09
              @ 100, MBIA.....................    1,274
    215     Wayne State University, Revenue,
              5.50%, 11/15/07, Callable
              11/15/04 @ 100, AMBAC...........      216

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
  2,000     Wayne State University, Revenue,
              5.38%, 11/15/14, Callable
              11/15/09 @ 101, FGIC............    2,226
  2,000     Wayne State University, Revenue,
              5.25%, 11/15/19, Callable
              11/15/09 @ 101, FGIC............    2,197
  1,205     Western Michigan University,
              Revenue, 5.00%, 11/15/11,
              MBIA............................    1,338
  1,000     Western Michigan University,
              Revenue, 5.00%, 11/15/19,
              Callable 11/15/13 @ 100, MBIA...    1,074
  1,500     Wyandotte Electric, Revenue,
              4.00%, 10/1/11, Callable 10/1/08
              @ 101, MBIA.....................    1,556
                                                -------
                                                277,095
                                                -------
Puerto Rico (1.3%):
  2,195     Commonwealth, GO, 6.25%, 7/1/12,
              MBIA............................    2,630
    880     Commonwealth, GO, 5.75%, 7/1/17,
              Callable 7/1/07 @ 101.50........      966
                                                -------
                                                  3,596
                                                -------
  Total Municipal Bonds                         282,211
                                                -------
INVESTMENT COMPANIES (0.6%):
  1,635     Blackrock Provident Institutional
              Funds, Tax-Free Money Market
              Fund............................    1,635
      5     One Group Michigan Municipal Money
              Market Fund, Class I (b)........        5
                                                -------
  Total Investment Companies                      1,640
                                                -------
Total (Cost $262,826) (a)                       283,851
                                                =======

------------
Percentages indicated are based on net assets of $285,526.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $21,096
                   Unrealized depreciation......................      (71)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $21,025
                                                                  =======

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Investment in affiliate.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(d) Security has been deemed illiquid pursuant to procedures established by the Board of Trustees.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

 66

ONE GROUP MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

The following table represents the credit quality breakdown of the portfolio as a percentage of total investments.

         CREDIT QUALITY BREAKDOWN**
            (AVERAGE QUALITY AAA)
----------------------------------------------------
AAA/AAA Insured..............................   75.3%
AA...........................................   20.0%
A............................................    2.1%
BBB..........................................    1.7%
Other/Not Rated..............................    0.9%
----------------------------------------------------

** As of 12/31/04. Portfolio composition subject to change.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

ONE GROUP OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
 MUNICIPAL BONDS (99.3%):
Colorado (1.4%):
  2,810     El Paso County, Single Family
              Mortgage Revenue, Series A,
              0.00%, 5/1/15, ETM..............    1,803
  2,350     Housing Finance Authority, Single
              Family Mortgage Revenue, 0.00%,
              9/1/14, ETM.....................    1,569
                                                -------
                                                  3,372
                                                -------
Kansas (0.6%):
  1,000     Kansas City, Single Family
              Mortgage Revenue, Series 83A,
              0.00%, 12/1/14, ETM.............      664
  1,390     Saline County, Single Family
              Mortgage Revenue, Series 83A,
              0.00%, 12/1/15, ETM.............      873
                                                -------
                                                  1,537
                                                -------
Louisiana (0.4%):
  1,685     Jefferson Parish Home Mortgage
              Authority, Single Family
              Mortgage Revenue, 0.00%,
              5/1/17..........................      970
                                                -------
Missouri (0.5%):
  1,000     State Health, Revenue, Series AA,
              6.40%, 6/1/10, MBIA.............    1,167
                                                -------
Ohio (94.9%):
  1,000     Adams County, School District, GO,
              5.45%, 12/1/08, Callable 12/1/05
              @ 102, MBIA.....................    1,049
  1,000     Akron Income Tax Revenue,
              Community Learning Centers,
              Series A, 5.25%, 12/1/19,
              Callable 12/1/13 @ 100, FGIC....    1,099
  1,100     Akron Refunding and Improvement,
              GO, 5.00%, 12/1/10, MBIA........    1,219
  1,045     Akron Sewer Systems, Revenue,
              5.30%, 12/1/05, MBIA............    1,076
  1,000     Akron Sewer Systems, Revenue,
              5.65%, 12/1/08, Callable 12/1/06
              @ 101, MBIA.....................    1,070
  1,070     Akron Sewer Systems, Revenue,
              5.50%, 12/1/12, FGIC............    1,226
  1,030     Akron Sewer Systems, Revenue,
              5.38%, 12/1/13, FGIC............    1,175
  1,000     Avon Lake, City School District,
              GO, 5.50%, 12/1/19, Callable
              12/1/09 @ 102...................    1,125
  1,280     Belmont County, Health Systems
              Revenue, Regional Hospital,
              5.25%, 1/1/08, ACA..............    1,361

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
  1,000     Bowling Green State University,
              General Receipts, Revenue,
              5.75%, 6/1/15, Callable 6/1/10 @
              101, FGIC.......................    1,129
    725     Bowling Green State University,
              Revenue, 5.65%, 6/1/11, Callable
              6/1/06 @ 101, AMBAC.............      767
  1,095     Butler County, Sewer Systems
              Revenue, 5.25%, 12/1/14,
              Callable 12/1/09 @ 101, FGIC....    1,212
  1,250     Butler County, Transportation
              Revenue, Series A, 5.13%,
              4/1/17, Callable 4/1/08 @ 102,
              FSA.............................    1,350
  1,500     Cincinnati City School District,
              GO, 5.38%, 12/1/17, Callable
              12/1/11 @ 100, MBIA.............    1,673
  1,000     Cincinnati City School District,
              Revenue, 4.50%, 6/1/07, FSA.....    1,052
  2,975     Clermont County, Waterworks
              Revenue, Clermont County Sewer
              District, 5.25%, 8/1/16,
              Callable 8/1/13 @ 100, AMBAC....    3,300
  5,250     Cleveland Stadium Project,
              Certificates of Participation,
              Revenue, 0.00%, 11/15/11,
              AMBAC...........................    4,087
  2,500     Cleveland Waterworks, Water
              Revenue, Series I, 5.25%,
              1/1/11, Callable 1/1/08 @ 101...    2,707
  2,200     Cleveland Waterworks, Water
              Revenue, Series G, 5.50%,
              1/1/13, MBIA....................    2,462
  1,000     Cleveland, Airport Systems
              Revenue, Series A, AMT, 5.13%,
              1/1/13, Callable 1/1/08 @ 101,
              FSA.............................    1,062
  1,000     Cleveland, Airport Systems
              Revenue, Series A, 5.25%,
              1/1/15, Callable 1/1/10 @ 101,
              FSA.............................    1,087
  1,000     Cleveland, Airport Systems
              Revenue, Series A, 5.25%,
              1/1/18, FSA.....................    1,085
  1,000     Cleveland, GO, 5.00%, 12/1/10,
              MBIA............................    1,108
  1,000     Cleveland, GO, 5.75%, 8/1/11,
              MBIA............................    1,152
  1,000     Cleveland, GO, 5.60%, 12/1/14,
              Callable 12/1/11 @ 100, FGIC....    1,132
  1,015     Cleveland, GO, 5.25%, 12/1/20,
              Callable 12/1/14 @ 100, AMBAC...    1,121
  2,000     Cleveland, Public Power System,
              Power Revenue, 0.00%, 11/15/09,
              MBIA............................    1,723

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

 68

ONE GROUP OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
  3,000     Cleveland, Public Power System,
              Power Revenue, 0.00%, 11/15/11,
              MBIA............................    2,340
  1,220     Cleveland, Public Power System,
              Power Revenue, 5.50%, 11/15/16,
              Callable 11/15/11 @ 100,
              AMBAC...........................    1,369
  2,325     Cleveland, Stadium Project, 5.25%,
              11/15/10, Callable 11/15/07 @
              102, AMBAC......................    2,539
    860     Cleveland-Cuyahoga County Port
              Authority, Revenue, Port
              Cleveland Bond Fund, Series A,
              6.25%, 5/15/16, Callable 5/15/15
              @ 102...........................      894
    930     Cleveland-Cuyahoga County Port
              Authority, Revenue, Capital
              Improvements Project, Series A,
              5.38%, 5/15/19, Callable 5/15/09
              @ 102, LOC: Fifth Third Bank....      931
  1,000     Columbus, Police-Fireman
              Disability, GO, 5.00%, 7/15/18,
              Callable 7/15/08 @ 101..........    1,079
  1,000     Columbus, Sewer Improvements, GO,
              6.75%, 9/15/06, Callable 3/15/05
              @ 100, ETM......................    1,009
  1,500     Columbus, Sewer Revenue, 5.00%,
              6/1/06..........................    1,558
  1,500     Cuyahoga County Capital
              Appreciation Revenue, Series A,
              0.00%, 10/1/13, MBIA............    1,058
  1,000     Cuyahoga County Revenue, 6.00%,
              1/1/20, Callable 7/1/13 @ 100...    1,125
  1,000     Cuyahoga County, Economic
              Development Revenue, 5.30%,
              12/1/29, Callable 12/1/09 @ 100,
              LOC: KeyBank....................    1,088
  2,000     Cuyahoga County, Health Care
              Facilities Revenue, Benjamin
              Rose Institute, 5.50%, 12/1/17,
              Callable 12/1/08 @ 101..........    2,002
  2,250     Cuyahoga County, Hospital Revenue,
              Series A, 5.50%, 1/15/10,
              Callable 1/15/06 @ 102, MBIA....    2,361
  1,665     Cuyahoga County, Hospital Revenue,
              5.63%, 1/15/12, Callable 1/15/06
              @ 102...........................    1,750

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
  1,000     Cuyahoga County, Hospital Revenue,
              MetroHealth System, Series A,
              5.13%, 2/15/13, Callable 2/15/07
              @ 102, MBIA.....................    1,068
  1,000     Cuyahoga County, Hospital Revenue,
              W.O. Walker Center, 5.25%,
              1/1/13, Callable 7/1/08 @ 101,
              AMBAC...........................    1,085
    920     Cuyahoga County, Port Authority
              Revenue, AMT, 6.50%, 11/15/21,
              Callable 11/15/11 @ 102, LOC:
              Fifth Third Bank................      960
  1,400     Cuyahoga County, Revenue, 6.00%,
              1/1/17, Callable 7/1/13 @ 100...    1,590
  1,500     Dayton City School District,
              Construction and Improvement,
              Series D, GO, 5.00%, 12/1/11,
              FGIC............................    1,667
  1,265     Defiance, Waterworks System
              Improvements, GO, 5.65%,
              12/1/18, Callable 12/1/08 @ 102,
              AMBAC...........................    1,421
  1,000     Delaware County, Sewer, GO, 5.60%,
              12/1/10, Callable 12/1/05 @
              101.............................    1,042
  1,125     Dublin City School District, GO,
              4.50%, 12/1/10..................    1,214
    435     Erie County, Hospital Revenue,
              Series A, 4.50%, 8/15/07........      452
  1,000     Franklin County, Economic
              Development Revenue, 5.70%,
              6/1/10 (c) (d)..................    1,068
  1,000     Franklin County, Health Care
              Facilities, Revenue, 5.50%,
              7/1/17, Callable 7/1/08 @ 101...    1,008
  1,290     Franklin County, Hospital Revenue,
              Children's Hospital Project,
              5.65%, 11/1/08, Callable 11/1/06
              @ 101...........................    1,365
  1,065     Franklin County, Hospital Revenue,
              Children's Hospital Project,
              5.75%, 11/1/09, Callable 11/1/06
              @ 101...........................    1,125
    800     Franklin County, Hospital Revenue,
              Children's Hospital Project,
              5.80%, 11/1/10, Callable 11/1/06
              @ 101...........................      847
  1,260     Franklin County, Hospital Revenue,
              Children's Hospital Project,
              5.50%, 5/1/15, Callable 5/1/11 @
              101.............................    1,403

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

ONE GROUP OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
  1,250     Franklin County, Mortgage Revenue,
              5.50%, 10/1/12, Callable 10/1/09
              @ 101...........................    1,353
  1,000     Franklin County, Online Computer
              Library Center, 5.00%,
              4/15/09.........................    1,077
  2,000     Franklin County, Online Computer
              Library Center, Series A, 5.00%,
              10/1/16, Callable 10/1/08 @
              101.............................    2,095
  1,500     Greater Cleveland Regional
              Transportation Authority, GO,
              5.00%, 12/1/08, MBIA............    1,637
  1,000     Greater Cleveland Regional
              Transportation Authority, GO,
              5.60%, 12/1/11, Callable 12/1/06
              @ 101, FGIC.....................    1,073
  1,025     Hamilton County, Convention
              Facility Authority Revenue,
              5.00%, 12/1/17, Callable 6/1/14
              @ 100, FGIC.....................    1,114
  1,340     Hamilton County, GO, 4.75%,
              12/1/06.........................    1,403
    505     Housing Finance Agency, Mortgage
              Revenue, Series C, AMT, 4.15%,
              9/1/06, GNMA....................      516
    265     Housing Finance Agency, Mortgage
              Revenue, Series D, AMT, 4.20%,
              9/1/10..........................      274
    170     Housing Finance Agency, Mortgage
              Revenue, Series A-1, 6.20%,
              9/1/14, GNMA....................      174
  2,685     Housing Finance Agency, Single
              Family Mortgage Revenue, 0.00%,
              1/15/15, Prerefunded 7/15/13 @
              86.08...........................    1,634
  1,000     Huron County, Correctional
              Facility, Issue I, GO, 5.70%,
              12/1/11, Callable 12/1/07 @ 102,
              MBIA............................    1,106
  2,535     Lakota School District, GO, 5.10%,
              12/1/14, Callable 12/1/08 @ 101,
              FGIC............................    2,769
  1,930     London City School District,
              School Facilities Construction &
              Improvement, 5.25%, 12/1/12,
              Callable 12/1/11 @ 100, FGIC....    2,148
  1,000     Lorain County, Hospital Revenue,
              5.63%, 9/1/14, Callable 9/1/07 @
              102, MBIA.......................    1,092

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
  1,000     Lorain County, Hospital Revenue,
              Catholic Healthcare Partners,
              6.00%, 9/1/05, MBIA.............    1,026
  1,000     Lorain County, Hospital Revenue,
              Catholic Healthcare Partners,
              5.63%, 9/1/12, Callable 9/1/07 @
              102, MBIA.......................    1,092
    705     Lucas County Port Authority,
              Development Revenue, Series E,
              AMT, 6.10%, 11/15/10............      736
    805     Lucas County Port Authority,
              Development Revenue, Series F,
              AMT, 6.00%, 11/15/07............      849
  1,935     Lucas County Port Authority,
              Revenue, 5.10%, 5/15/12,
              Callable 5/15/09 @ 102..........    1,955
  1,000     Lucas County Port Authority,
              Revenue, AMT, 6.13%, 11/15/09...    1,085
  1,000     Lucas County, Hospital Group
              Revenue, 5.63%, 11/15/13,
              Callable 11/15/09 @ 101,
              AMBAC...........................    1,115
  1,000     Lucas County, Hospital Group
              Revenue, 5.63%, 11/15/15,
              Callable 11/15/09 @ 101,
              AMBAC...........................    1,120
  2,430     Lucas County, Multi-Family Housing
              Revenue, 5.20%, 11/1/18,
              Callable 11/1/08 @ 102..........    2,532
  2,700     Mahoning Valley Sanitation
              District, Revenue, 5.13%,
              12/15/16, Callable 12/15/08 @
              101, FSA........................    2,935
  2,500     Middleburg Heights, Hospital
              Revenue, 5.70%, 8/15/10,
              Callable 8/15/08 @ 102, FSA.....    2,789
  1,000     Middletown City School District,
              School Improvement, GO, 5.00%,
              12/1/18, Callable 12/1/13 @ 100,
              FGIC............................    1,081
  1,000     Minster Local School District, GO,
              5.50%, 12/1/18, Callable 12/1/10
              @ 101, FSA......................    1,121
  1,000     Montgomery County Hospital,
              Grandview Hospital, Revenue,
              5.35%, 12/1/08, Callable 12/1/07
              @ 102, ETM......................    1,103
  1,575     Montgomery County Hospital,
              Grandview Hospital, Revenue,
              5.65%, 12/1/12, Prerefunded
              12/1/09 @ 100...................    1,768
  1,275     Montgomery County, Catholic
              Health, Revenue, 4.00%,
              9/1/06..........................    1,306

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

 70

ONE GROUP OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
  1,750     Montgomery County, Catholic
              Health, Revenue, 4.25%,
              9/1/09..........................    1,842
  1,495     Newark, GO, 0.00%, 12/1/11,
              FGIC............................    1,162
    525     Ohio Capital Corp., Multi-Family
              Housing Revenue, Series M,
              5.90%, 2/1/14, Callable 2/1/05 @
              100, FHA........................      526
  1,000     Ohio State University, General
              Receipts, 5.25%, 6/1/16.........    1,108
  1,000     Ohio State University, General
              Receipts, Revenue, 5.50%,
              12/1/15, Callable 12/1/09 @
              101.............................    1,115
    500     Olentangy Local School District,
              GO, 7.75%, 12/1/11, BIG.........      637
  1,000     Plain Local School District, GO,
              5.80%, 12/1/15, Callable 12/1/10
              @ 100, FGIC.....................    1,143
  2,600     Portage County, Revenue, Robinson
              Memorial Hospital Project,
              5.63%, 11/15/07, Callable
              11/15/04 @ 102, MBIA............    2,683
  1,160     Reading, Revenue, St. Mary's
              Educational Institute, Asset
              Guaranty, 5.65%, 2/1/12,
              Callable 2/1/10 @ 100...........    1,268
  1,000     Reading, Revenue, St. Mary's
              Educational Institute, Asset
              Guaranty, 5.70%, 2/1/13,
              Callable 2/1/10 @ 100...........    1,087
  1,000     Sandusky County, Hospital Facility
              Revenue, Memorial Hospital,
              5.10%, 1/1/09, Callable 1/1/08 @
              102.............................    1,020
    735     Shaker Heights City Schools, GO,
              7.10%, 12/15/10.................      844
  1,260     Southwest Licking Local School
              District, GO, 5.75%, 12/1/14,
              FGIC............................    1,483
  1,710     Springfield County School
              District, GO, 0.00%, 12/1/12,
              AMBAC...........................    1,261
  1,435     State Air Quality Development
              Authority, Revenue, 3.25%,
              2/1/15..........................    1,450
  1,575     State Building Authority, Adult
              Correction Facilities, Revenue,
              5.00%, 10/1/05, FSA.............    1,610
  1,000     State Building Authority, 5.00%,
              4/1/11..........................    1,105
  1,450     State Building Authority, Adult
              Corrections, 5.50%, 10/1/12,
              FSA.............................    1,635

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
  2,150     State Building Authority,
              Correctional Facilities Revenue,
              Series A, 5.25%, 10/1/09........    2,385
  1,000     State Building Authority, Highway
              Safety Building Revenue, 5.38%,
              10/1/09, Callable 4/1/07 @ 101,
              AMBAC...........................    1,077
  2,480     State Building Authority, Revenue,
              5.25%, 10/1/17, Callable 10/1/09
              @ 101...........................    2,782
  1,000     State Building Authority, State
              Facilities Revenue, Project A,
              5.00%, 4/1/06, FSA..............    1,034
  2,000     State Building Authority, State
              Facilities Revenue, Project B,
              5.25%, 10/1/08, FSA.............    2,195
  1,000     State Building Authority, State
              Facilities, Adult Correctional
              Building, Revenue, Series A,
              5.50%, 4/1/13, Callable 4/1/07 @
              101, AMBAC......................    1,080
  1,000     State Building Authority, State
              Facilities, Adult Corrections,
              Revenue, Series A, 5.50%,
              10/1/08, FSA....................    1,105
  1,000     State Building Authority, State
              Facilities, Adult Corrections,
              Revenue, Series A, 5.50%,
              10/1/14, FSA....................    1,124
  2,765     State Common Schools, GO, Series
              A, 5.00%, 9/15/08...............    3,008
  1,630     State Common Schools, GO, Series
              B, 5.50%, 9/15/08...............    1,802
  1,250     State Common Schools, GO, Series
              B, 5.00%, 3/15/19, Callable
              3/15/14 @ 100...................    1,349
  1,205     State Common Schools, Series A,
              5.25%, 9/15/12..................    1,358
  1,110     State Conservation Project, GO,
              Series A, 4.00%, 9/1/10.........    1,169
  2,500     State Educational Loan Revenue,
              Series A-1, AMT, 5.55%, 12/1/11,
              Callable 6/1/07 @ 102, AMBAC....    2,641
  1,750     State Elementary & Secondary
              Education, Revenue, 5.63%,
              12/1/06.........................    1,860
  2,510     State Fresh Water Development,
              Water Revenue, 5.80%, 6/1/11,
              Callable 6/1/05 @ 102, AMBAC....    2,594
  1,000     State Higher Education Facilities,
              Revenue, 5.50%, 12/1/20,
              Callable 6/1/14 @100............    1,074

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

ONE GROUP OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
  1,000     State Higher Educational
              Facilities, Denison University,
              Revenue, 5.25%, 11/1/16,
              Callable 11/1/06 @ 101..........    1,064
  2,000     State Higher Educational
              Facilities, GO, Series B, 5.25%,
              5/1/08..........................    2,177
  3,750     State Higher Educational
              Facilities, Revenue, 4.95%,
              12/1/13, Callable 12/1/06 @ 101,
              AMBAC...........................    3,955
  1,000     State Higher Educational Loans,
              Revenue, Series A-1, AMT, 5.40%,
              12/1/09, Callable 6/1/07 @ 102,
              AMBAC...........................    1,064
  1,955     State Infrastructure Improvements,
              GO, 5.75%, 2/1/16, Callable
              2/1/10 @ 100....................    2,225
  1,500     State Infrastructure Improvements,
              GO, Series D, 5.00%, 3/1/20,
              Callable 3/1/14 @ 100...........    1,612
  1,500     State Mental Health Facilities,
              Revenue, Series II-B, 5.50%,
              6/1/16, Callable 6/1/11 @ 100...    1,667
  1,000     State Pollution Control, Revenue,
              5.63%, 3/1/15...................    1,078
  1,500     State Turnpike Commission,
              Revenue, 5.50%, 2/15/15,
              Callable 2/15/11 @ 100..........    1,674
  5,155     State Turnpike Commission,
              Revenue, Series A, 5.50%,
              2/15/14.........................    5,911
  1,810     State Water Development Authority,
              Pollution Control Facilities
              Revenue, 5.25%, 6/1/06..........    1,886
  1,000     State Water Development Authority,
              Pollution Control Facilities
              Revenue, 5.50%, 12/1/09,
              Callable 6/1/05 @ 101, MBIA.....    1,024
  2,250     State Water Development Authority,
              Pollution Control Facilities
              Revenue, 5.50%, 6/1/13, Callable
              12/1/07 @ 101...................    2,470
  1,250     State Water Development Authority,
              Revenue, 5.00%, 12/1/18,
              Callable 6/1/14 @ 100...........    1,356
  1,500     State Water Development Authority,
              Water Development Revenue,
              7.00%, 12/1/09, Callable 6/1/05
              @ 100, ETM......................    1,676

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
  2,370     State Water Development Authority,
              Water Pollution Control Revenue,
              4.00%, 6/1/09...................    2,500
  2,300     State, Higher Education, Capital
              Facilities, 5.25%, 2/1/13.......    2,520
    890     Strongsville, GO, 6.70%, 12/1/11,
              Callable 12/1/06 @ 102..........      982
    110     Strongsville, GO, 6.70%, 12/1/11,
              Callable 12/1/06 @ 102..........      121
  1,355     Toledo City School District,
              5.00%, 12/1/12..................    1,506
  1,000     Toledo, GO, 5.63%, 12/1/11,
              Callable 12/1/06 @ 102, AMBAC...    1,083
  1,000     Toledo, Sewer System Revenue,
              5.25%, 11/15/13, Callable
              11/15/09 @ 102..................    1,109
  1,020     University of Cincinnati, General
              Receipts, Revenue, 4.00%,
              6/1/08, AMBAC...................    1,071
  1,000     University of Cincinnati, General
              Receipts, Revenue, 5.50%,
              6/1/09..........................    1,116
  1,000     University of Cincinnati, General
              Receipts, Revenue, 5.75%,
              6/1/13, Callable 6/1/06 @ 101...    1,056
  1,500     University of Cincinnati, General
              Receipts, Series A, 5.00%,
              6/1/16, Callable 6/1/14 @ 100,
              AMBAC...........................    1,641
  1,000     University of Dayton, 2001
              Project, Revenue, 5.38%,
              12/1/17.........................    1,113
  1,135     University of Toledo, General
              Receipts, Revenue, 5.25%,
              6/1/17, FGIC....................    1,248
  1,000     West Geauga Local School District,
              GO, 5.00%, 11/1/10, AMBAC.......    1,109
  1,680     Westerville City School District,
              GO, 5.25%, 12/1/18, Callable
              6/1/11 @ 100, MBIA..............    1,888
  1,905     Westlake City School District, GO,
              0.00%, 12/1/15, FGIC............    1,184
                                                -------
                                                225,807
                                                -------
Texas (0.6%):
  2,500     Southeast, Housing Finance Corp.,
              Revenue, 0.00%, 9/1/17, MBIA....    1,418
                                                -------
Washington (0.5%):
  1,000     State, GO, Series A & AT-6, 6.25%,
              2/1/11..........................    1,134
                                                -------

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

 72

ONE GROUP OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
 West Virginia (0.4%):
  1,000     Economic Development, Public and
              Juvenile Correctional Facility,
              Revenue, 4.25%, 6/1/09, MBIA....    1,063
                                                -------
  Total Municipal Bonds                         236,468
                                                -------
INVESTMENT COMPANIES (0.1%):
      4     Blackrock Ohio Municipal Money
              Market Fund.....................        4

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
    276     Blackrock Provident Institutional
              Funds, Tax-Free Money Market
              Fund............................      276
     27     One Group Ohio Municipal Money
              Market Fund, Class I (b)........       27
                                                -------
  Total Investment Companies                        307
                                                -------
Total (Cost $221,276) (a)                       236,775
                                                =======

------------
Percentages indicated are based on net assets of $238,254.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $15,566
                   Unrealized depreciation......................      (67)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $15,499
                                                                  =======

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Investment in affiliate.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(d) Security has been deemed illiquid pursuant to procedures established by the Board of Trustees.

The following table represents the credit quality breakdown of the portfolio as a percentage of total investments.

         CREDIT QUALITY BREAKDOWN**
            (AVERAGE QUALITY AAA)
----------------------------------------------------
AAA/AAA Insured..............................   67.4%
AA...........................................   21.9%
A............................................    4.8%
BBB..........................................    5.3%
Other/Not Rated..............................    0.6%
----------------------------------------------------

** As of 12/31/04. Portfolio composition subject to change.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

ONE GROUP WEST VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
 MUNICIPAL BONDS (98.3%):
Kansas (2.1%):
  3,225     Labette County, Single Family
              Mortgage Revenue, 0.00%,
              12/1/14.........................    2,142
                                                -------
Maryland (0.7%):
  2,050     Prince Georges County Housing
              Authority, Multi-Family Housing
              Revenue, Foxglenn Apartments,
              Series A, AMT, 0.00%, 5/20/22,
              Callable 5/20/05 @ 36.045.......      765
                                                -------
Puerto Rico (4.6%):
  2,400     Commonwealth, GO, 5.75%, 7/1/17,
              Callable 7/1/07 @ 101.50........    2,634
  1,000     Medical Control Facilities
              Revenue, Auxilio Mutuo Hospital
              Obligation Group, 5.80%, 7/1/06,
              Callable 1/1/05 @ 102, MBIA.....    1,023
  1,000     Municipal Finance Agency, Series
              A, 5.00%, 8/1/13, Callable
              8/1/12 @ 100, FSA...............    1,107
                                                -------
                                                  4,764
                                                -------
West Virginia (90.9%):
  1,525     Brooke, Pleasants, Tyler & Wetzel
              Counties, Single Family Mortgage
              Revenue, 7.40%, 8/15/10, ETM....    1,863
  1,500     Cabell County, Education Board,
              GO, 6.00%, 5/1/06, MBIA, ETM....    1,574
    710     Charleston Building Community,
              Lease Revenue, 5.30%, 6/1/12,
              Callable 6/1/09 @ 102 (c) (d)...      759
  1,010     Charleston Parking Revenue, Series
              B, 6.75%, 6/1/08, Callable
              12/1/04 @ 102...................    1,033
  1,120     Charleston Urban Renewal Authority
              Lease, Diamond Project, Revenue,
              Series A, 5.75%, 12/15/18,
              Callable 12/15/09 @ 102, FSA....    1,276
  1,035     Clarksburg Water Revenue, 3.00%,
              9/1/05, FGIC....................    1,042
  1,020     Clarksburg Water Revenue, Capital
              Appreciation, Asset Guaranty,
              0.00%, 9/1/08, FSA..............      920
  1,000     Clarksburg Water Revenue, Capital
              Appreciation, Asset Guaranty,
              0.00%, 9/1/11, FSA..............      783
    500     Economic Development Authority
              Lease Revenue, Department of
              Environmental Protection, 4.00%,
              11/1/08.........................      524

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
    500     Economic Development Authority
              Lease Revenue, Department of
              Environmental Protection, 4.00%,
              11/1/09.........................      524
  1,000     Economic Development Authority
              Lease Revenue, Capitol Parking
              Garage Project, 5.63%, 6/1/16,
              AMBAC...........................    1,123
  1,000     Economic Development Authority,
              Lease Revenue, 5.50%, 6/1/14,
              Callable 6/1/12 @ 101...........    1,127
    790     Fairmont, Waterworks Revenue,
              5.30%, 7/1/09, Callable 7/1/07 @
              102, MBIA.......................      858
    925     Fairmont, Waterworks Revenue,
              5.50%, 7/1/12, Callable 7/1/07 @
              102, MBIA.......................    1,009
  1,500     Harrison County, Board of
              Education, GO, 6.30%, 5/1/05,
              FGIC............................    1,521
  2,500     Harrison County, Board of
              Education, GO, 6.40%, 5/1/07,
              FGIC............................    2,732
  2,000     Harrison County, Community SO,
              Revenue, Series A, 6.25%,
              5/15/10, ETM....................    2,269
    735     Jackson County, Residential
              Mortgage Revenue, 7.38%, 6/1/10,
              FGIC............................      889
  1,000     Jefferson County Board of
              Education, Public School, GO,
              5.25%, 7/1/09...................    1,106
  3,260     Kanawha, Mercer & Nicholas
              Counties, Single Family Mortgage
              Revenue, 0.00%, 2/1/15,
              Prerefunded 2/1/14 @ 89.85......    1,994
  4,550     Kanawha-Putnam County, Single
              Family Mortgage Revenue, Series
              A, 0.00%, 12/1/16, AMBAC, ETM...    2,694
  1,430     Keyser Housing Corp., Mortgage
              Revenue, 7.25%, 4/1/21, Callable
              6/1/05 @ 100 (c) (d)............    1,433
  1,065     Marion County, Single Family
              Mortgage Revenue, 7.38%, 8/1/11,
              FGIC, ETM.......................    1,315
    500     Marshall County, SO, 6.50%,
              5/15/10, ETM....................      568
    300     Monongalia County, Board of
              Education, GO, 7.00%, 4/1/05,
              MBIA............................      304
  1,000     Monongalia County, Building
              Community, Healthcare Revenue,
              5.75%, 11/15/14, Callable 6/1/05
              @ 101 (c) (d)...................    1,000

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

 74

ONE GROUP WEST VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
  1,295     Parkersburg Waterworks & Sewer
              System, Revenue, 5.50%, 3/1/10,
              Callable 9/1/06 @ 102, FSA......    1,385
  1,335     Parkersburg Waterworks & Sewer
              System, Revenue, 5.50%, 9/1/10,
              Callable 9/1/06 @ 102, FSA......    1,428
  1,000     Pleasants County, PCR, Potomac
              Power, 6.15%, 5/1/15, Callable
              5/1/05 @ 102, MBIA..............    1,042
  1,750     Pleasants County, PCR, West Penn
              Power, 6.15%, 5/1/15, Callable
              5/1/05 @ 102, AMBAC.............    1,823
  2,000     Raleigh, Fayette & Nicholas
              Counties, SO, 6.25%, 8/1/11,
              ETM.............................    2,340
    200     School Building Authority,
              Revenue, Capital Improvement,
              Series B, 6.75%, 7/1/06, MBIA...      213
  2,825     School Building Authority,
              Revenue, Capital Improvement,
              5.50%, 7/1/11, Callable 7/1/07 @
              102, AMBAC......................    3,082
  3,500     School Building Authority,
              Revenue, Capital Improvement,
              Series B, 5.40%, 7/1/17,
              Callable 7/1/07 @ 102, FSA......    3,796
  2,990     State Building Commission, Lease
              Revenue, West Virginia Regional
              Jail, Series A, 5.25%, 7/1/12,
              AMBAC...........................    3,344
  1,000     State Building Commission, Lottery
              Commission Revenue, Series A,
              5.25%, 7/1/08, Callable 7/1/07 @
              102, MBIA.......................    1,084
  2,465     State Building Commission, Lottery
              Commission Revenue, Series A,
              5.25%, 7/1/09, Callable 7/1/07 @
              102, MBIA.......................    2,673
  1,000     State Capital Appreciation
              Infrastructure, Series A, GO,
              0.00%, 11/1/13, FGIC............      699
  1,000     State Capital Appreciation
              Infrastructure, Series A, GO,
              0.00%, 11/1/14, FGIC............      662
  1,440     State Higher Education, Interim
              Governing Board, Revenue,
              Marshall University, Series A,
              5.25%, 5/1/16, Callable 5/1/11 @
              100, FGIC.......................    1,579

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
  1,600     State Higher Education, Interim
              Governing Board, Revenue,
              Marshall University, Series A,
              5.25%, 5/1/18, Callable 5/1/11 @
              100, FGIC.......................    1,755
  1,000     State Higher Education, Policy
              Commission Revenue, University
              Facilities, Series A, 5.00%,
              4/1/11, MBIA....................    1,105
  1,500     State Higher Education, Policy
              Commission Revenue, University
              Facilities, Series A, 5.00%,
              4/1/12, MBIA....................    1,660
  1,000     State Hospital Finance Authority,
              Hospital Revenue, 5.13%, 9/1/06,
              Callable 9/1/05 @ 102, MBIA.....    1,038
    895     State Hospital Finance Authority,
              Hospital Revenue, 6.50%, 9/1/16,
              ETM.............................    1,099
  1,000     State Hospital Finance Authority,
              Hospital Revenue, Camden Clark
              Memorial Hospital, Series A,
              5.25%, 2/15/19, Callable 2/15/14
              @ 100, FSA......................    1,092
  1,655     State Hospital Finance Authority,
              Hospital Revenue, West Virginia
              University Hospital, Series A,
              5.00%, 6/1/09, FSA..............    1,802
  1,075     State Infrastructure, GO, Series
              B, AMT, 5.75%, 11/1/12, FGIC....    1,217
  2,000     State Parkways Economic
              Development & Tourism Authority,
              Revenue, 5.25%, 5/15/19, FGIC...    2,271
  1,000     State Parkways, Economic
              Development & Tourism Authority,
              Revenue, 5.25%, 5/15/16, FGIC...    1,131
  1,500     State Roads, GO, 5.20%, 6/1/14,
              Callable 6/1/09 @ 101...........    1,646
  1,075     State Roads, GO, 5.25%, 6/1/16,
              Callable 6/1/09 @ 101, FSA......    1,175
    970     State Roads, GO, 5.50%, 6/1/17,
              Callable 6/1/10 @ 101, FGIC.....    1,080
  1,000     State School Building Authority,
              Lottery Revenue, 4.00%, 7/1/08,
              MBIA............................    1,050
  1,200     State Water Development Authority,
              Infrastructure Revenue, Series
              A, 5.50%, 10/1/18, Callable
              10/1/13 @ 101, AMBAC............    1,351

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

ONE GROUP WEST VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
    620     State Water Development Authority,
              Infrastructure Revenue, Series
              A, 5.35%, 10/1/13, Callable
              10/1/10 @ 100, FSA..............      688
    770     State Water Development Authority,
              Infrastructure Revenue, Series
              A, 5.40%, 10/1/14, Callable
              10/1/10 @ 100, FSA..............      857
  2,275     State Water Development Authority,
              Water Development Revenue,
              Program II, Series B, 5.00%,
              11/1/12, AMBAC..................    2,524
  1,000     State Water Development Authority,
              Water Development Revenue,
              Program II, Series B, 5.00%,
              11/1/13, AMBAC..................    1,110
  1,000     State, GO, 5.25%, 6/1/08, FGIC....    1,090
  1,000     State, GO, Series B, AMT, 5.80%,
              11/1/11, Callable 11/1/06 @ 102,
              FGIC............................    1,073
  1,000     State, GO, Series B, AMT, 5.85%,
              11/1/12, Callable 11/1/06 @ 102,
              FGIC............................    1,072
  1,000     State, GO, 5.75%, 6/1/13, Callable
              6/1/09 @ 101....................    1,121
  1,000     State, GO, 5.75%, 6/1/15, Callable
              6/1/09 @ 101....................    1,119

 SHARES
   OR
PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
  1,000     University Revenue, 0.00%,
              4/1/16..........................      611
  1,000     University Revenue, 0.00%,
              4/1/17..........................      578
  1,000     University Revenue, 0.00%,
              4/1/18..........................      548
    750     University Revenue, State
              University System, Marshall
              University Library, Series A,
              5.60%, 4/1/11, Callable 4/1/06 @
              101, AMBAC......................      789
  1,000     University Revenue, University
              Projects, Series B, 5.00%,
              10/1/20, FGIC...................    1,075
  1,000     West Virginia School Building
              Authority, Revenue, Capital
              Improvement, 4.00%, 7/1/10,
              AMBAC...........................    1,052
  1,000     Wheeling Waterworks & Sewer
              System, Revenue, 5.40%, 6/1/11,
              Callable 6/1/07 @ 100, FGIC.....    1,067
                                                -------
                                                 94,236
                                                -------
  Total Municipal Bonds                         101,907
                                                -------
INVESTMENT COMPANIES (0.9%):
    891     Blackrock Provident Institutional
              Funds, Tax-Free Money Market
              Fund............................      891
      0     One Group Municipal Money Market
              Fund, Class I (b)...............        0
                                                -------
  Total Investment Companies                        891
                                                -------
Total (Cost $95,323) (a)                        102,798
                                                =======

------------
Percentages indicated are based on net assets of $103,671.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $7,476
                   Unrealized depreciation......................      (1)
                                                                  ------
                   Net unrealized appreciation (depreciation)...  $7,475
                                                                  ======

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Investment in affiliate.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(d) Security has been deemed illiquid pursuant to procedures established by the Board of Trustees.

Amounts shown as 0 rounded to less than 1,000.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

 76

ONE GROUP WEST VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

The following table represents the credit quality breakdown of the portfolio as a percentage of total investments.

         CREDIT QUALITY BREAKDOWN**
            (AVERAGE QUALITY AAA)
----------------------------------------------------
AAA/AAA Insured..............................   84.5%
AA...........................................    5.8%
A............................................    4.7%
BBB..........................................    0.0%
Other/Not Rated..............................    5.0%
----------------------------------------------------

** As of 12/31/04. Portfolio composition subject to change.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

ONE GROUP MUTUAL FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
ABBREVIATIONS

ACA          Insured by American Capital Access

AMBAC        Insured by AMBAC Indemnity Corporation

AMT          Alternative Minimum Tax Paper

BIG          Insured by Bond Insurance Guarantee

CIFG         Insured by CDC IXIS Financial Guaranty NA, Inc.

EDR          Economic Development Revenue

ETM          Escrowed to Maturity

FGIC         Insured by Financial Guaranty Insurance Corporation

FHA          Federal Housing Administration

FHLMC        Insured by Freddie Mac

FNMA         Insured by Fannie Mae

FSA          Insured by Federal Security Assurance

GNMA         Insured by Government National Mortgage Association

GO           General Obligation

GSL          Guaranteed Student Loans

IBC          Insured Bond Certificates

IDA          Industrial Development Authority

IDR          Industrial Development Revenue

LOC          Letter of Credit

MBIA         Insured by Municipal Bond Insurance Association

PCR          Pollution Control Revenue

PSFG         Permanent School Funding Guarantee

Q-SBLF       Qualified School Board Loan Fund

SO           Special Obligation

VA           Veterans Administration

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

 78

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)

                         SHORT-
                          TERM                       TAX-                  ARIZONA
                       MUNICIPAL    INTERMEDIATE     FREE     MUNICIPAL   MUNICIPAL
                          BOND        TAX-FREE       BOND      INCOME       BOND
                          FUND       BOND FUND       FUND       FUND        FUND
                       ----------   ------------   --------   ---------   ---------
ASSETS:
Investments, at
 value...............   $514,313      $624,800     $499,902   $959,828    $140,237
Cash.................      2,610            --         --        4,666          --
Interest and
 dividends
 receivable..........      6,386         7,497      7,518       12,165       2,559
Receivable for
 capital shares
 issued..............        618           776        604        1,366          54
Receivable from
 brokers for
 investments sold....         --            --         --          112          --
Prepaid expenses and
 other assets........          8             8          8           15           2
                        --------      --------     --------   --------    --------
Total Assets.........    523,935       633,081     508,032     978,152     142,852
                        --------      --------     --------   --------    --------
LIABILITIES:
Cash overdraft.......         --             7         11           --          --
Dividends payable....      1,086         2,108      1,998        3,205         536
Payable to brokers
 for investments
 purchased...........      5,173            --         --        4,774          --
Payable for capital
 shares redeemed.....      1,124           448        402          755           1
Accrued expenses and
 other payables:
 Investment advisory
 fees................        151           209        171          331          47
 Administration
 fees................         71            87         70          135          20
 Distribution fees...         76            23         22          117           6
 Other...............         79            60         81          199          24
                        --------      --------     --------   --------    --------
Total Liabilities....      7,760         2,942      2,755        9,516         634
                        --------      --------     --------   --------    --------
Net Assets:..........   $516,175      $630,139     $505,277   $968,636    $142,218
                        ========      ========     ========   ========    ========
NET ASSETS:
Capital..............   $514,630      $596,562     $461,889   $970,725    $132,591
Undistributed
 (distributions in
 excess of) net
 investment income...         38            52         41       (1,433)         54
Accumulated
 undistributed net
 realized gains
 (losses) from
 investment
 transactions........       (948)       (2,523)       735      (25,782)         64
Net unrealized
 appreciation
 (depreciation) from
 investments.........      2,455        36,048     42,612       25,126       9,509
                        --------      --------     --------   --------    --------
Net Assets...........   $516,175      $630,139     $505,277   $968,636    $142,218
                        ========      ========     ========   ========    ========
NET ASSETS:
 Class I.............   $330,764      $554,915     $435,769   $726,951    $119,178
 Class A.............    100,414        62,389     56,591      123,140      20,987
 Class B.............     18,735        12,835     12,917       80,555       2,053
 Class C.............     66,262            --         --       37,990          --
                        --------      --------     --------   --------    --------
Total................   $516,175      $630,139     $505,277   $968,636    $142,218
                        ========      ========     ========   ========    ========
OUTSTANDING UNITS OF
 BENEFICIAL INTEREST
 (SHARES):
 Class I.............     32,194        49,335     33,541       73,492      11,929
 Class A.............      9,803         5,549      4,349       12,388       2,120
 Class B.............      1,816         1,139        995        8,149         205
 Class C.............      6,422            --         --        3,846          --
                        --------      --------     --------   --------    --------
Total................     50,235        56,023     38,885       97,875      14,254
                        ========      ========     ========   ========    ========
Net Asset Value
 Class I -- Offering
 and redemption price
 per share...........   $  10.27      $  11.25     $12.99     $   9.89    $   9.99
                        ========      ========     ========   ========    ========
 Class A --Redemption
 price per share.....   $  10.24      $  11.24     $13.01     $   9.94    $   9.90
                        ========      ========     ========   ========    ========
 Maximum sales
 charge..............      3.00%         4.50%      4.50%        4.50%       4.50%
                        ========      ========     ========   ========    ========
 Maximum offering
 price per share
 (100%/(100%-maximum
 sales charge) of net
 asset value adjusted
 to the nearest
 cent)...............   $  10.56      $  11.77     $13.62     $  10.41    $  10.37
                        ========      ========     ========   ========    ========
 Class B -- Offering
 price per share
 (a).................   $  10.32      $  11.27     $12.99     $   9.89    $   9.99
                        ========      ========     ========   ========    ========
 Class C -- Offering
 price per share
 (a).................   $  10.32                              $   9.89
                        ========                              ========
 Cost of
 Investments.........   $511,858      $588,752     $457,290   $934,702    $130,728
                        --------      --------     --------   --------    --------


------------

(a) Redemption price for Class B and Class C shares varies based on the length of time the shares are held.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)

                                                              KENTUCKY     LOUISIANA    MICHIGAN       OHIO           WEST
                                                              MUNICIPAL    MUNICIPAL    MUNICIPAL    MUNICIPAL      VIRGINIA
                                                                BOND         BOND         BOND         BOND         MUNICIPAL
                                                                FUND         FUND         FUND         FUND         BOND FUND
                                                              ---------    ---------    ---------    ---------    -------------
ASSETS:
Investments in non-affiliates, at value.....................  $115,719     $109,295     $283,846     $236,748       $102,798
Investments in affiliates, at value.........................        12            8            5           27             --(b)
                                                              --------     --------     --------     --------       --------
Total investment securities, at value.......................   115,731      109,303      283,851      236,775        102,798
                                                              --------     --------     --------     --------       --------
Interest and dividends receivable...........................     1,586        1,414        2,810        2,291          1,218
Receivable for capital shares issued........................        56          149          484          490             35
Prepaid expenses and other assets...........................         2            2            5            4              3
                                                              --------     --------     --------     --------       --------
Total Assets................................................   117,375      110,868      287,150      239,560        104,054
                                                              --------     --------     --------     --------       --------
LIABILITIES:
Cash overdraft..............................................         3           --           --           93             --
Dividends payable...........................................       370          375          954          769            313
Payable for capital shares redeemed.........................        11           13          450          225              4
Accrued expenses and other payables:
 Investment advisory fees...................................        39           35           95           77             35
 Administration fees........................................        16           15           40           33             14
 Distribution fees..........................................        11           21           42           57             10
 Other......................................................        31           19           43           52              7
                                                              --------     --------     --------     --------       --------
Total Liabilities...........................................       481          478        1,624        1,306            383
                                                              --------     --------     --------     --------       --------
Net Assets:.................................................  $116,894     $110,390     $285,526     $238,254       $103,671
                                                              ========     ========     ========     ========       ========
NET ASSETS:
Capital.....................................................  $109,391     $103,047     $274,593     $227,361       $ 98,058
Undistributed (distributions in excess of) net investment
 income.....................................................         5            6           87           19            (88)
Accumulated undistributed net realized gains (losses) from
 investment transactions....................................    (1,284)      (1,438)     (10,179)      (4,625)        (1,774)
Net unrealized appreciation (depreciation) from
 investments................................................     8,782        8,775       21,025       15,499          7,475
                                                              --------     --------     --------     --------       --------
Net Assets..................................................  $116,894     $110,390     $285,526     $238,254       $103,671
                                                              ========     ========     ========     ========       ========
NET ASSETS:
 Class I....................................................  $ 91,413     $ 42,879     $171,017     $107,973       $ 85,571
 Class A....................................................    15,723       54,783       82,863       77,319          7,778
 Class B....................................................     9,758       12,728       31,646       52,962         10,322
                                                              --------     --------     --------     --------       --------
Total.......................................................  $116,894     $110,390     $285,526     $238,254       $103,671
                                                              ========     ========     ========     ========       ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
 Class I....................................................     8,791        4,160       15,597        9,717          8,344
 Class A....................................................     1,510        5,313        7,549        6,928            751
 Class B....................................................       944        1,235        3,005        4,713            998
                                                              --------     --------     --------     --------       --------
Total.......................................................    11,245       10,708       26,151       21,358         10,093
                                                              ========     ========     ========     ========       ========
Net Asset Value
 Class I -- Offering and redemption price per share.........  $  10.40     $  10.31     $  10.96     $  11.11       $  10.26
                                                              ========     ========     ========     ========       ========
 Class A -- Redemption price per share......................  $  10.41     $  10.31     $  10.98     $  11.16       $  10.35
                                                              ========     ========     ========     ========       ========
 Maximum sales charge.......................................     4.50%        4.50%        4.50%        4.50%          4.50%
                                                              ========     ========     ========     ========       ========
 Maximum offering price per share (100%/(100%-maximum sales
 charge) of net asset value adjusted to the nearest cent)...  $  10.90     $  10.80     $  11.50     $  11.69       $  10.84
                                                              ========     ========     ========     ========       ========
 Class B -- Offering price per share (a)....................  $  10.34     $  10.31     $  10.53     $  11.24       $  10.34
                                                              ========     ========     ========     ========       ========
 Cost of Investments........................................  $106,949     $100,528     $262,826     $221,276       $ 95,323
                                                              --------     --------     --------     --------       --------


------------

(a) Redemption price for Class B shares varies based on the length of time the shares are held.
(b) Amount is less than $1,000.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

 80

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                       SHORT-
                                                        TERM                                                  ARIZONA
                                                      MUNICIPAL    INTERMEDIATE    TAX-FREE     MUNICIPAL    MUNICIPAL
                                                        BOND         TAX-FREE        BOND        INCOME        BOND
                                                        FUND        BOND FUND        FUND         FUND         FUND
                                                      ---------    ------------    ---------    ---------    ---------
INVESTMENT INCOME:
Interest income.....................................   $ 7,974       $14,029        $12,842      $22,092      $3,474
Dividend income.....................................         7            12              7          577           1
                                                       -------       -------        -------      -------      ------
Total Income........................................     7,981        14,041         12,849       22,669       3,475
                                                       -------       -------        -------      -------      ------
EXPENSES:
Investment advisory fees............................     1,608         1,897          1,155        2,277         330
Administration fees.................................       433           510            414          817         118
Distribution fees (Class A).........................       185           113            100          222          34
Distribution fees (Class B).........................       101            68             67          432          10
Distribution fees (Class C).........................       369            --             --          203          --
Custodian fees......................................         2             6              5            9           1
Interest expense....................................         1            --             --           --(a)       --(a)
Legal and audit fees................................        10            11              9           15           4
Trustees' fees and expenses.........................         3             3              2            5           1
Transfer agent fees.................................        33            15             15           48           2
Registration and filing fees........................        24            19             20           27           6
Printing and mailing costs..........................        13            15              9           13           2
Other...............................................        22            29             17           31           7
                                                       -------       -------        -------      -------      ------
Total expenses before waivers.......................     2,804         2,686          1,813        4,099         515
Less waivers........................................      (843)         (677)          (166)        (380)        (49)
Less reimbursement for legal matters................        (1)           (1)            (1)          (2)         --(a)
                                                       -------       -------        -------      -------      ------
Net Expenses........................................     1,960         2,008          1,646        3,717         466
                                                       -------       -------        -------      -------      ------
Net Investment Income...............................     6,021        12,033         11,203       18,952       3,009
                                                       -------       -------        -------      -------      ------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENT
  TRANSACTIONS:
Net realized gains (losses) from investment
  transactions......................................       267           303          2,208          421          75
Net change in unrealized appreciation (depreciation)
  from investments..................................     4,194        10,357          9,822       17,928       2,094
                                                       -------       -------        -------      -------      ------
Net realized/unrealized gains (losses) from
  investment transactions...........................     4,461        10,660         12,030       18,349       2,169
                                                       -------       -------        -------      -------      ------
Change in net assets resulting from operations......   $10,482       $22,693        $23,233      $37,301      $5,178
                                                       =======       =======        =======      =======      ======

------------
(a) Amount is less than $1,000.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                     KENTUCKY     LOUISIANA    MICHIGAN       OHIO           WEST
                                                     MUNICIPAL    MUNICIPAL    MUNICIPAL    MUNICIPAL      VIRGINIA
                                                       BOND         BOND         BOND         BOND         MUNICIPAL
                                                       FUND         FUND         FUND         FUND         BOND FUND
                                                     ---------    ---------    ---------    ---------    -------------
INVESTMENT INCOME:
Interest income....................................   $2,740       $2,668       $6,880       $5,500         $2,300
Dividend income from affiliates....................       --(a)        --(a)        --(a)        --(a)          --(a)
Dividend income....................................        1           --            4            2              1
                                                      ------       ------       ------       ------         ------
Total Income.......................................    2,741        2,668        6,884        5,502          2,301
                                                      ------       ------       ------       ------         ------
EXPENSES:
Investment advisory fees...........................      273          346          651          730            234
Administration fees................................       98           93          233          196             84
Distribution fees (Class A)........................       26          100          145          136             14
Distribution fees (Class B)........................       52           66          164          277             53
Custodian fees.....................................        2            1            4            3              1
Interest expense...................................       --           --           --           --(a)          --
Legal and audit fees...............................        4            5            8            7              4
Trustees' fees and expenses........................        1            1            1            1             --
Transfer agent fees................................        4           12           15           23              3
Registration and filing fees.......................        7            6           17           10              7
Printing and mailing costs.........................        1            3            7            5              2
Other..............................................        7            7           16           13              5
                                                      ------       ------       ------       ------         ------
Total expenses before waivers......................      475          640        1,261        1,401            407
Less waivers.......................................      (44)        (158)        (140)        (324)           (37)
Less reimbursement for legal matters...............       --(a)        --(a)        (1)          (1)            --(a)
                                                      ------       ------       ------       ------         ------
Net Expenses.......................................      431          482        1,120        1,076            370
                                                      ------       ------       ------       ------         ------
Net Investment Income..............................    2,310        2,186        5,764        4,426          1,931
                                                      ------       ------       ------       ------         ------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENT
  TRANSACTIONS:
Net realized gains (losses) from investment
  transactions.....................................       46          151          242          148             17
Net change in unrealized appreciation
  (depreciation) from investments..................    1,819        1,799        3,568        3,846          1,538
                                                      ------       ------       ------       ------         ------
Net realized/unrealized gains (losses) from
  investment transactions..........................    1,865        1,950        3,810        3,994          1,555
                                                      ------       ------       ------       ------         ------
Change in net assets resulting from operations.....   $4,175       $4,136       $9,574       $8,420         $3,486
                                                      ======       ======       ======       ======         ======

------------
(a) Amount is less than 1,000.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

 82

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                     SHORT-TERM MUNICIPAL      INTERMEDIATE TAX-FREE             TAX-FREE
                                                          BOND FUND                  BOND FUND                  BOND FUND
                                                   ------------------------   ------------------------   ------------------------
                                                    SIX MONTHS      YEAR       SIX MONTHS      YEAR       SIX MONTHS      YEAR
                                                      ENDED         ENDED        ENDED         ENDED        ENDED         ENDED
                                                   DECEMBER 31,   JUNE 30,    DECEMBER 31,   JUNE 30,    DECEMBER 31,   JUNE 30,
                                                       2004         2004          2004         2004          2004         2004
                                                   ------------   ---------   ------------   ---------   ------------   ---------
                                                   (UNAUDITED)                (UNAUDITED)                (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income...........................   $   6,021     $ 12,272      $ 12,033     $ 25,424      $ 11,203     $  24,259
 Net realized gains (losses) from investment
 transactions....................................         267       (1,216)          303        4,386         2,208         8,064
 Net change in unrealized appreciation
 (depreciation) from investments.................       4,194      (10,540)       10,357      (27,694)        9,822       (30,117)
                                                    ---------     ---------     --------     ---------     --------     ---------
Change in net assets resulting from operations...      10,482          516        22,693        2,116        23,233         2,206
                                                    ---------     ---------     --------     ---------     --------     ---------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
 From net investment income......................      (4,111)      (7,900)      (10,703)     (22,460)       (9,835)      (21,170)
 From net realized gains from investment
 transactions....................................          --         (985)           --           --        (6,548)         (858)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
 From net investment income......................      (1,166)      (2,502)       (1,164)      (2,598)       (1,191)       (2,611)
 From net realized gains from investment
 transactions....................................          --         (374)           --           --          (838)         (108)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
 From net investment income......................        (170)        (359)         (202)        (475)         (238)         (540)
 From net realized gains from investment
 transactions....................................          --          (71)           --           --          (194)          (27)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
 From net investment income......................        (615)      (1,475)
 From net realized gains from investment
 transactions....................................          --         (289)
                                                    ---------     ---------     --------     ---------     --------     ---------
Change in net assets from shareholder
 distributions...................................      (6,062)     (13,955)      (12,069)     (25,533)      (18,844)      (25,314)
                                                    ---------     ---------     --------     ---------     --------     ---------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued.....................     125,270      430,510        57,927      110,691        29,425        76,211
 Dividends reinvested............................       2,397        6,060         1,708        3,244         2,475         2,843
 Cost of shares redeemed.........................    (153,472)    (447,330)      (54,317)    (181,993)      (39,688)     (147,380)
                                                    ---------     ---------     --------     ---------     --------     ---------
Change in net assets from capital transactions...     (25,805)     (10,760)        5,318      (68,058)       (7,788)      (68,326)
                                                    ---------     ---------     --------     ---------     --------     ---------
Change in net assets.............................     (21,385)     (24,199)       15,942      (91,475)       (3,399)      (91,434)
NET ASSETS:
 Beginning of period.............................     537,560      561,759       614,197      705,672       508,676       600,110
                                                    ---------     ---------     --------     ---------     --------     ---------
 End of period...................................   $ 516,175     $537,560      $630,139     $614,197      $505,277     $ 508,676
                                                    =========     =========     ========     =========     ========     =========

                                                            MUNICIPAL              ARIZONA MUNICIPAL        KENTUCKY MUNICIPAL
                                                           INCOME FUND                 BOND FUND                 BOND FUND
                                                    -------------------------   -----------------------   -----------------------
                                                     SIX MONTHS                  SIX MONTHS                SIX MONTHS
                                                       ENDED          YEAR         ENDED         YEAR        ENDED         YEAR
                                                      DECEMBER       ENDED        DECEMBER      ENDED       DECEMBER      ENDED
                                                        31,         JUNE 30,        31,        JUNE 30,       31,        JUNE 30,
                                                        2004          2004          2004         2004         2004         2004
                                                    ------------   ----------   ------------   --------   ------------   --------
                                                    (UNAUDITED)                 (UNAUDITED)               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income............................   $   18,952    $   46,152     $  3,009     $  6,056     $  2,310     $  5,225
 Net realized gains (losses) from investment
   transactions...................................          421        (5,336)          75          216           46          299
 Net change in unrealized appreciation
   (depreciation) from investments................       17,928       (35,939)       2,094       (6,563)       1,819       (5,604)
                                                     ----------    ----------     --------     --------     --------     --------
Change in net assets resulting from operations....       37,301         4,877        5,178         (291)       4,175          (80)
                                                     ----------    ----------     --------     --------     --------     --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
 From net investment income.......................      (16,680)      (34,309)      (2,559)      (5,553)      (1,902)      (4,245)
 From net realized gains from investment
   transactions...................................           --            --           --         (289)          --           --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
 From net investment income.......................       (2,595)       (5,827)        (387)        (441)        (280)        (548)
 From net realized gains from investment
   transactions...................................           --            --           --          (21)          --           --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
 From net investment income.......................       (1,508)       (3,353)         (34)         (54)        (160)        (411)
 From net realized gains from investment
   transactions...................................           --            --           --           (3)          --           --
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
 From net investment income.......................         (705)       (1,607)
                                                     ----------    ----------     --------     --------     --------     --------
Change in net assets from shareholder
 distributions....................................      (21,488)      (45,096)      (2,980)      (6,361)      (2,342)      (5,204)
                                                     ----------    ----------     --------     --------     --------     --------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued......................       54,155       146,062        9,879       26,255        5,718       10,834
 Dividends reinvested.............................        4,570         9,162          334          433          394          658
 Cost of shares redeemed..........................     (132,466)     (349,820)     (16,424)     (28,683)     (10,796)     (33,426)
                                                     ----------    ----------     --------     --------     --------     --------
Change in net assets from capital transactions....      (73,741)     (194,596)      (6,211)      (1,995)      (4,684)     (21,934)
                                                     ----------    ----------     --------     --------     --------     --------
Change in net assets..............................      (57,928)     (234,815)      (4,013)      (8,647)      (2,851)     (27,218)
NET ASSETS:
 Beginning of period..............................    1,026,564     1,261,379      146,231      154,878      119,745      146,963
                                                     ----------    ----------     --------     --------     --------     --------
 End of period....................................   $  968,636    $1,026,564     $142,218     $146,231     $116,894     $119,745
                                                     ==========    ==========     ========     ========     ========     ========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                           LOUISIANA MUNICIPAL          MICHIGAN MUNICIPAL            OHIO MUNICIPAL
                                                BOND FUND                   BOND FUND                   BOND FUND
                                         ------------------------    ------------------------    ------------------------
                                          SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                            ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                           DECEMBER      JUNE 30,      DECEMBER      JUNE 30,      DECEMBER       JUNE 30,
                                           31, 2004       2004         31, 2004       2004          31, 2004       2004
                                         ------------    --------    ------------    --------    ------------    --------
                                         (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income................    $  2,186      $  5,031      $  5,764      $ 12,631      $  4,426      $  9,503
  Net realized gains (losses) from
    investment transactions............         151          (157)          242           175           148           (15)
  Net change in unrealized appreciation
    (depreciation) from investments....       1,799        (5,788)        3,568       (13,678)        3,846       (10,448)
                                           --------      --------      --------      --------      --------      --------
Change in net assets resulting from
  operations...........................       4,136          (914)        9,574          (872)        8,420          (960)
                                           --------      --------      --------      --------      --------      --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income...........        (916)       (2,047)       (3,622)       (7,894)       (2,190)       (4,611)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income...........      (1,091)       (2,522)       (1,611)       (3,383)       (1,429)       (2,937)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income...........        (208)         (448)         (565)       (1,275)         (834)       (1,943)
                                           --------      --------      --------      --------      --------      --------
Change in net assets from shareholder
  distributions........................      (2,215)       (5,017)       (5,798)      (12,552)       (4,453)       (9,491)
                                           --------      --------      --------      --------      --------      --------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions.........................      (9,779)      (24,669)       (1,993)      (42,204)       (6,660)      (42,552)
                                           --------      --------      --------      --------      --------      --------
Change in net assets...................      (7,858)      (30,600)        1,783       (55,628)       (2,693)      (53,003)
NET ASSETS:
  Beginning of period..................     118,248       148,848       283,743       339,371       240,947       293,950
                                           --------      --------      --------      --------      --------      --------
  End of period........................    $110,390      $118,248      $285,526      $283,743      $238,254      $240,947
                                           ========      ========      ========      ========      ========      ========

                                                              WEST VIRGINIA MUNICIPAL
                                                                     BOND FUND
                                                              ------------------------
                                                               SIX MONTHS
                                                                 ENDED          YEAR
                                                                DECEMBER       ENDED
                                                                  31,         JUNE 30,
                                                                  2004          2004
                                                              ------------    --------
                                                              (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.....................................    $  1,931      $  4,191
  Net realized gains (losses) from investment
    transactions............................................          17          (285)
  Net change in unrealized appreciation (depreciation) from
    investments.............................................       1,538        (4,289)
                                                                --------      --------
Change in net assets resulting from operations..............       3,486          (383)
                                                                --------      --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income................................      (1,739)       (3,486)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income................................        (149)         (335)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income................................        (165)         (352)
                                                                --------      --------
Change in net assets from shareholder distributions.........      (2,053)       (4,173)
                                                                --------      --------
CAPITAL TRANSACTIONS:
Change in net assets from capital transactions..............         555        (4,995)
                                                                --------      --------
Change in net assets........................................       1,988        (9,551)
NET ASSETS:
  Beginning of period.......................................     101,683       111,234
                                                                --------      --------
  End of period.............................................    $103,671      $101,683
                                                                ========      ========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

 84

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                SHORT-TERM MUNICIPAL         INTERMEDIATE TAX-FREE              TAX-FREE
                                                      BOND FUND                    BOND FUND                    BOND FUND
                                              -------------------------    -------------------------    -------------------------
                                               SIX MONTHS       YEAR        SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                                 ENDED          ENDED         ENDED          ENDED         ENDED          ENDED
                                                DECEMBER        JUNE         DECEMBER        JUNE         DECEMBER        JUNE
                                                31, 2004       30, 2004      31, 2004       30, 2004      31, 2004      30, 2004
                                              ------------    ---------    ------------    ---------    ------------    ---------
                                              (UNAUDITED)                  (UNAUDITED)                  (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued................    $ 69,183      $266,860       $ 52,578      $89,864        $ 23,864      $  56,158
 Dividends reinvested.......................         660        2,116             891        1,563             741            792
 Cost of shares redeemed....................     (73,245)     (264,346)       (43,763)     (146,258)       (29,908)      (115,031)
                                                --------      ---------      --------      ---------      --------      ---------
Change in net assets from Class I capital
 transactions...............................    $ (3,402)     $ 4,630        $  9,706      $(54,831 )     $ (5,303)     $ (58,081)
                                                ========      =========      ========      =========      ========      =========
CLASS A SHARES:
 Proceeds from shares issued................    $ 43,469      $85,572        $  5,009      $18,821        $  4,949      $  18,398
 Dividends reinvested.......................       1,012        2,147             686        1,403           1,359          1,597
 Cost of shares redeemed....................     (52,355)     (86,730)         (9,077)     (30,355)         (8,136)       (27,025)
                                                --------      ---------      --------      ---------      --------      ---------
Change in net assets from Class A capital
 transactions...............................    $ (7,874)     $   989        $ (3,382)     $(10,131 )     $ (1,828)     $  (7,030)
                                                ========      =========      ========      =========      ========      =========
CLASS B SHARES:
 Proceeds from shares issued................    $    504      $ 6,108        $    340      $ 2,005        $    612      $   1,655
 Dividends reinvested.......................         146          328             132          278             375            454
 Cost of shares redeemed....................      (2,813)      (8,032)         (1,478)      (5,379)         (1,644)        (5,324)
                                                --------      ---------      --------      ---------      --------      ---------
Change in net assets from Class B capital
 transactions...............................    $ (2,163)     $(1,596)       $ (1,006)     $(3,096)       $   (657)     $  (3,215)
                                                ========      =========      ========      =========      ========      =========
CLASS C SHARES:
 Proceeds from shares issued................    $ 12,114      $71,970
 Dividends reinvested.......................         580        1,470
 Cost of shares redeemed....................     (25,060)     (88,223)
                                                --------      ---------
Change in net assets from Class C capital
 transactions...............................    $(12,366)     $(14,783 )
                                                ========      =========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued.....................................       6,722       25,855           4,671        7,981           1,816          4,260
 Reinvested.................................          64          204              79          139              57             60
 Redeemed...................................      (7,115)     (25,649)         (3,891)     (12,985)         (2,282)        (8,747)
                                                --------      ---------      --------      ---------      --------      ---------
Change in Class I Shares....................        (329)         410             859       (4,865)           (409)        (4,427)
                                                ========      =========      ========      =========      ========      =========
CLASS A SHARES:
 Issued.....................................       4,232        8,300             445        1,674             375          1,396
 Reinvested.................................          99          208              61          125             104            121
 Redeemed...................................      (5,101)      (8,424)           (807)      (2,701)           (620)        (2,063)
                                                --------      ---------      --------      ---------      --------      ---------
Change in Class A Shares....................        (770)          84            (301)        (902)           (141)          (546)
                                                ========      =========      ========      =========      ========      =========
CLASS B SHARES:
 Issued.....................................          49          589              30          178              47            125
 Reinvested.................................          14           32              12           25              29             35
 Redeemed...................................        (272)        (773)           (131)        (478)           (125)          (407)
                                                --------      ---------      --------      ---------      --------      ---------
Change in Class B Shares....................        (209)        (152)            (89)        (275)            (49)          (247)
                                                ========      =========      ========      =========      ========      =========
CLASS C SHARES:
 Issued.....................................       1,172        6,915
 Reinvested.................................          56          141
 Redeemed...................................      (2,426)      (8,493)
                                                --------      ---------
Change in Class C Shares....................      (1,198)      (1,437)
                                                ========      =========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                        MUNICIPAL               ARIZONA MUNICIPAL           KENTUCKY MUNICIPAL
                                                       INCOME FUND                  BOND FUND                   BOND FUND
                                                -------------------------    ------------------------    ------------------------
                                                 SIX MONTHS       YEAR        SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                                   ENDED          ENDED         ENDED         ENDED         ENDED         ENDED
                                                  DECEMBER        JUNE         DECEMBER        JUNE        DECEMBER        JUNE
                                                  31, 2004       30, 2004      31, 2004      30, 2004      31, 2004      30, 2004
                                                ------------    ---------    ------------    --------    ------------    --------
                                                (UNAUDITED)                  (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued..................    $ 30,335      $84,246        $  3,800      $14,836       $ 3,500       $  7,072
 Dividends reinvested.........................         593        1,018              34         143             35             49
 Cost of shares redeemed......................     (78,908)     (191,847)       (14,656)     (22,542)       (8,853)       (24,042)
                                                  --------      ---------      --------      --------      -------       --------
Change in net assets from Class I capital
 transactions.................................    $(47,980)     $(106,583)     $(10,822)     $(7,563 )     $(5,318)      $(16,921)
                                                  ========      =========      ========      ========      =======       ========
CLASS A SHARES:
 Proceeds from shares issued..................    $ 17,913      $42,801        $  5,611      $10,882       $ 2,094       $  3,296
 Dividends reinvested.........................       2,149        4,381             272         251            214            305
 Cost of shares redeemed......................     (30,630)     (93,308)         (1,467)     (5,712)          (738)        (4,686)
                                                  --------      ---------      --------      --------      -------       --------
Change in net assets from Class A capital
 transactions.................................    $(10,568)     $(46,126 )     $  4,416      $5,421        $ 1,570       $ (1,085)
                                                  ========      =========      ========      ========      =======       ========
CLASS B SHARES:
 Proceeds from shares issued..................    $    779      $ 3,953        $    468      $  537        $   124       $    467
 Dividends reinvested.........................       1,261        2,497              27          39            144            304
 Cost of shares redeemed......................     (12,869)     (33,381)           (300)       (429)        (1,204)        (4,699)
                                                  --------      ---------      --------      --------      -------       --------
Change in net assets from Class B capital
 transactions.................................    $(10,829)     $(26,931 )     $    195      $  147        $  (936)      $ (3,928)
                                                  ========      =========      ========      ========      =======       ========
CLASS C SHARES:
 Proceeds from shares issued..................    $  5,128      $15,062
 Dividends reinvested.........................         567        1,266
 Cost of shares redeemed......................     (10,059)     (31,284)
                                                  --------      ---------
Change in net assets from Class C capital
 transactions.................................    $ (4,364)     $(14,956 )
                                                  ========      =========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued.......................................       3,064        8,487             380       1,471            336            671
 Reinvested...................................          60          102               3          14              3              4
 Redeemed.....................................      (7,968)     (19,377)         (1,465)     (2,244)          (849)        (2,296)
                                                  --------      ---------      --------      --------      -------       --------
Change in Class I Shares......................      (4,844)     (10,788)         (1,082)       (759)          (510)        (1,621)
                                                  ========      =========      ========      ========      =======       ========
CLASS A SHARES:
 Issued.......................................       1,796        4,297             564       1,093            200            316
 Reinvested...................................         217          439              28          25             21             29
 Redeemed.....................................      (3,080)      (9,388)           (147)       (579)           (70)          (448)
                                                  --------      ---------      --------      --------      -------       --------
Change in Class A Shares......................      (1,067)      (4,652)            445         539            151           (103)
                                                  ========      =========      ========      ========      =======       ========
CLASS B SHARES:
 Issued.......................................          79          399              46          54             12             45
 Reinvested...................................         127          251               3           4             14             29
 Redeemed.....................................      (1,301)      (3,373)            (30)        (43)          (116)          (450)
                                                  --------      ---------      --------      --------      -------       --------
Change in Class B Shares......................      (1,095)      (2,723)             19          15            (90)          (376)
                                                  ========      =========      ========      ========      =======       ========
CLASS C SHARES:
 Issued.......................................         518        1,511
 Reinvested...................................          57          128
 Redeemed.....................................      (1,016)      (3,167)
                                                  --------      ---------
Change in Class C Shares......................        (441)      (1,528)
                                                  ========      =========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

 86

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                      LOUISIANA MUNICIPAL          MICHIGAN MUNICIPAL            OHIO MUNICIPAL
                                           BOND FUND                   BOND FUND                   BOND FUND
                                    ------------------------    ------------------------    ------------------------
                                     SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                       ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                      DECEMBER      JUNE 30,      DECEMBER      JUNE 30,      DECEMBER      JUNE 30,
                                     31, 2004         2004        31, 2004        2004       31, 2004        2004
                                    ------------    --------    ------------    --------    ------------    --------
                                    (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued.....    $  1,473      $  4,772      $  8,834      $ 17,455      $ 5,454       $ 12,960
  Dividends reinvested............          26            23           229           436          121            155
  Cost of shares redeemed.........      (4,815)      (13,485)      (13,315)      (40,332)      (9,840)       (30,749)
                                      --------      --------      --------      --------      -------       --------
Change in net assets from Class I
  capital transactions............    $ (3,316)     $ (8,690)     $ (4,252)     $(22,441)     $(4,265)      $(17,634)
                                      ========      ========      ========      ========      =======       ========
CLASS A SHARES:
  Proceeds from shares issued.....    $  1,653      $  8,749      $ 12,066      $ 19,526      $ 6,892       $ 15,578
  Dividends reinvested............         809         1,576         1,333         2,385        1,238          2,198
  Cost of shares redeemed.........      (8,144)      (23,917)       (9,349)      (37,353)      (6,271)       (28,304)
                                      --------      --------      --------      --------      -------       --------
Change in net assets from Class A
  capital transactions............    $ (5,682)     $(13,592)     $  4,050      $(15,442)     $ 1,859       $(10,528)
                                      ========      ========      ========      ========      =======       ========
CLASS B SHARES:
  Proceeds from shares issued.....    $    333      $  1,570      $    476      $  3,686      $   720       $  4,904
  Dividends reinvested............         173           328           487           933          755          1,526
  Cost of shares redeemed.........      (1,287)       (4,285)       (2,754)       (8,940)      (5,729)       (20,820)
                                      --------      --------      --------      --------      -------       --------
Change in net assets from Class B
  capital transactions............    $   (781)     $ (2,387)     $ (1,791)     $ (4,321)     $(4,254)      $(14,390)
                                      ========      ========      ========      ========      =======       ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued..........................         143           463           805         1,575          490          1,157
  Reinvested......................           2             2            21            39           11             14
  Redeemed........................        (466)       (1,314)       (1,213)       (3,645)        (885)        (2,759)
                                      --------      --------      --------      --------      -------       --------
Change in Class I Shares..........        (321)         (849)         (387)       (2,031)        (384)        (1,588)
                                      ========      ========      ========      ========      =======       ========
CLASS A SHARES:
  Issued..........................         159           840         1,096         1,757          617          1,387
  Reinvested......................          79           152           122           215          112            196
  Redeemed........................        (789)       (2,315)         (850)       (3,386)        (562)        (2,524)
                                      --------      --------      --------      --------      -------       --------
Change in Class A Shares..........        (551)       (1,323)          368        (1,414)         167           (941)
                                      ========      ========      ========      ========      =======       ========
CLASS B SHARES:
  Issued..........................          32           151            45           344           64            434
  Reinvested......................          17            32            46            88           67            135
  Redeemed........................        (125)         (415)         (260)         (844)        (510)        (1,856)
                                      --------      --------      --------      --------      -------       --------
Change in Class B Shares..........         (76)         (232)         (169)         (412)        (379)        (1,287)
                                      ========      ========      ========      ========      =======       ========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                              WEST VIRGINIA MUNICIPAL
                                                                     BOND FUND
                                                              ------------------------
                                                               SIX MONTHS       YEAR
                                                                 ENDED         ENDED
                                                                DECEMBER      JUNE 30,
                                                                31, 2004        2004
                                                              ------------    --------
                                                              (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued...............................    $ 4,806       $  9,989
  Dividends reinvested......................................        153            389
  Cost of shares redeemed...................................     (3,914)       (11,982)
                                                                -------       --------
Change in net assets from Class I capital transactions......    $ 1,045       $ (1,604)
                                                                =======       ========
CLASS A SHARES:
  Proceeds from shares issued...............................    $   549       $  1,054
  Dividends reinvested......................................        104            229
  Cost of shares redeemed...................................       (684)        (3,222)
                                                                -------       --------
Change in net assets from Class A capital transactions......    $   (31)      $ (1,939)
                                                                =======       ========
CLASS B SHARES:
  Proceeds from shares issued...............................    $   125       $    769
  Dividends reinvested......................................        136            249
  Cost of shares redeemed...................................       (720)        (2,470)
                                                                -------       --------
Change in net assets from Class B capital transactions......    $  (459)      $ (1,452)
                                                                =======       ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued....................................................        468            966
  Reinvested................................................         15             38
  Redeemed..................................................       (381)        (1,163)
                                                                -------       --------
Change in Class I Shares....................................        102           (159)
                                                                =======       ========
CLASS A SHARES:
  Issued....................................................         53            100
  Reinvested................................................         10             22
  Redeemed..................................................        (66)          (312)
                                                                -------       --------
Change in Class A Shares....................................         (3)          (190)
                                                                =======       ========
CLASS B SHARES:
  Issued....................................................         12             73
  Reinvested................................................         13             24
  Redeemed..................................................        (69)          (238)
                                                                -------       --------
Change in Class B Shares....................................        (44)          (141)
                                                                =======       ========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

 88

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                          INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                                 ----------------------------------------   -------------------------------------
                                                               NET REALIZED
                                     NET ASSET                     AND
                                      VALUE,        NET         UNREALIZED     TOTAL FROM      NET         NET
                                     BEGINNING   INVESTMENT   GAINS (LOSSES)   INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     INCOME     ON INVESTMENTS   ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------

SHORT-TERM MUNICIPAL BOND FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited).......................   $10.19       $0.13          $ 0.08         $ 0.21       $(0.13)     $   --       $(0.13)
 Year Ended June 30, 2004..........    10.43        0.25           (0.21)          0.04        (0.25)      (0.03)       (0.28)
 Year Ended June 30, 2003..........    10.24        0.28            0.20           0.48        (0.28)      (0.01)       (0.29)
 Year Ended June 30, 2002..........    10.09        0.35            0.15           0.50        (0.35)         --        (0.35)
 Year Ended June 30, 2001..........     9.90        0.44            0.19           0.63        (0.44)         --        (0.44)
 Year Ended June 30, 2000..........    10.02        0.41           (0.12)          0.29        (0.41)         --        (0.41)

INTERMEDIATE TAX-FREE BOND FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited).......................    11.06        0.22            0.19           0.41        (0.22)         --        (0.22)
 Year Ended June 30, 2004..........    11.46        0.45           (0.40)          0.05        (0.45)         --        (0.45)
 Year Ended June 30, 2003..........    11.05        0.45            0.41           0.86        (0.45)         --        (0.45)
 Year Ended June 30, 2002..........    10.82        0.48            0.23           0.71        (0.48)         --        (0.48)
 Year Ended June 30, 2001..........    10.41        0.50            0.41           0.91        (0.50)         --        (0.50)
 Year Ended June 30, 2000..........    10.68        0.49           (0.27)          0.22        (0.49)         --        (0.49)

TAX-FREE BOND FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited).......................    12.88        0.30            0.31           0.61        (0.30)      (0.20)       (0.50)
 Year Ended June 30, 2004..........    13.42        0.59           (0.52)          0.07        (0.59)      (0.02)       (0.61)
 Year Ended June 30, 2003..........    12.89        0.59            0.53           1.12        (0.59)         --        (0.59)
 Year Ended June 30, 2002..........    12.72        0.61            0.17           0.78        (0.61)         --        (0.61)
 Year Ended June 30, 2001..........    12.15        0.61            0.57           1.18        (0.61)         --        (0.61)
 Year Ended June 30, 2000..........    12.44        0.60           (0.29)          0.31        (0.60)         --        (0.60)

MUNICIPAL INCOME FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited).......................     9.74        0.19            0.18           0.37        (0.22)         --        (0.22)
 Year Ended June 30, 2004..........    10.09        0.41           (0.35)          0.06        (0.41)         --        (0.41)
 Year Ended June 30, 2003..........     9.89        0.43            0.20           0.63        (0.43)         --        (0.43)
 Year Ended June 30, 2002..........     9.80        0.46            0.09           0.55        (0.46)         --        (0.46)
 Year Ended June 30, 2001..........     9.46        0.48            0.34           0.82        (0.48)         --        (0.48)
 Year Ended June 30, 2000..........     9.92        0.48           (0.46)          0.02        (0.48)         --        (0.48)

ARIZONA MUNICIPAL BOND FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited).......................     9.84        0.22            0.14           0.36        (0.21)         --        (0.21)
 Year Ended June 30, 2004..........    10.28        0.40           (0.42)         (0.02)       (0.40)      (0.02)       (0.42)
 Year Ended June 30, 2003..........     9.92        0.43            0.36           0.79        (0.43)         --        (0.43)
 Year Ended June 30, 2002..........     9.75        0.45            0.17           0.62        (0.45)         --        (0.45)
 Year Ended June 30, 2001..........     9.46        0.46            0.29           0.75        (0.46)         --        (0.46)
 Year Ended June 30, 2000..........     9.74        0.46           (0.21)          0.25        (0.46)      (0.07)       (0.53)

KENTUCKY MUNICIPAL BOND FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited).......................    10.24        0.21            0.16           0.37        (0.21)         --        (0.21)
 Year Ended June 30, 2004..........    10.66        0.43           (0.42)          0.01        (0.43)         --        (0.43)
 Year Ended June 30, 2003..........    10.31        0.44            0.35           0.79        (0.44)         --        (0.44)
 Year Ended June 30, 2002..........    10.19        0.47            0.12           0.59        (0.47)         --        (0.47)
 Year Ended June 30, 2001..........     9.90        0.49            0.29           0.78        (0.49)         --        (0.49)
 Year Ended June 30, 2000..........    10.12        0.49           (0.22)          0.27        (0.49)         --        (0.49)

------------

(a) Not annualized for periods less than one year.

(b) Annualized for periods less than one year.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

--------------------------------------------------------------------------------

                                                                          RATIOS/SUPPLEMENTARY DATA
                                                                  ------------------------------------------
                                                                    NET         RATIO OF       RATIO OF NET
                                         NET ASSET                ASSETS,       EXPENSES        INVESTMENT
                                          VALUE,                   END OF          TO           INCOME TO
                                          END OF       TOTAL       PERIOD       AVERAGE          AVERAGE
                                          PERIOD     RETURN (a)   (000'S)    NET ASSETS (b)   NET ASSETS (b)
                                         ---------   ----------   --------   --------------   --------------

SHORT-TERM MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................  $10.27        2.14%     $330,764        0.55%            2.43%
  Year Ended June 30, 2004..............   10.19        0.35      331,423         0.55             2.36
  Year Ended June 30, 2003..............   10.43        4.81      334,990         0.55             2.79
  Year Ended June 30, 2002..............   10.24        4.98      219,485         0.55             3.48
  Year Ended June 30, 2001..............   10.09        6.52      135,796         0.55             4.43
  Year Ended June 30, 2000..............    9.90        2.93      116,527         0.57             4.09

INTERMEDIATE TAX-FREE BOND FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................   11.25        3.72      554,915         0.59             3.85
  Year Ended June 30, 2004..............   11.06        0.42      535,928         0.59             3.93
  Year Ended June 30, 2003..............   11.46        7.95      611,080         0.59             4.02
  Year Ended June 30, 2002..............   11.05        6.83      621,073         0.59             4.41
  Year Ended June 30, 2001..............   10.82        8.85      665,256         0.59             4.66
  Year Ended June 30, 2000..............   10.41        2.19      737,277         0.59             4.72

TAX-FREE BOND FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................   12.99        4.77      435,769         0.59             4.42
  Year Ended June 30, 2004..............   12.88        0.53      437,303         0.59             4.41
  Year Ended June 30, 2003..............   13.42        8.86      515,093         0.58             4.47
  Year Ended June 30, 2002..............   12.89        6.25      539,253         0.58             4.72
  Year Ended June 30, 2001..............   12.72        9.88      574,311         0.58             4.86
  Year Ended June 30, 2000..............   12.15        2.64      609,667         0.60             4.96

MUNICIPAL INCOME FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................    9.89        3.83      726,951         0.59             3.89
  Year Ended June 30, 2004..............    9.74        0.57      763,172         0.59             4.08
  Year Ended June 30, 2003..............   10.09        6.48      898,852         0.59             4.27
  Year Ended June 30, 2002..............    9.89        5.82      959,322         0.59             4.65
  Year Ended June 30, 2001..............    9.80        8.77      931,851         0.58             4.99
  Year Ended June 30, 2000..............    9.46        0.32      857,118         0.57             5.07

ARIZONA MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................    9.99        3.65      119,178         0.59             4.15
  Year Ended June 30, 2004..............    9.84       (0.16)     128,048         0.59             4.01
  Year Ended June 30, 2003..............   10.28        8.06      141,541         0.59             4.17
  Year Ended June 30, 2002..............    9.92        6.57      161,869         0.59             4.52
  Year Ended June 30, 2001..............    9.75        7.92      176,004         0.59             4.71
  Year Ended June 30, 2000..............    9.46        2.66      195,753         0.60             4.82

KENTUCKY MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................   10.40        3.63       91,413         0.61             3.92
  Year Ended June 30, 2004..............   10.24        0.10       95,277         0.61             4.09
  Year Ended June 30, 2003..............   10.66        7.74      116,423         0.61             4.12
  Year Ended June 30, 2002..............   10.31        5.89      122,970         0.61             4.56
  Year Ended June 30, 2001..............   10.19        8.06      127,557         0.61             4.89
  Year Ended June 30, 2000..............    9.90        2.83      124,778         0.61             5.00

                                            RATIOS/SUPPLEMENTARY DATA
                                          -----------------------------
                                             RATIO OF
                                           EXPENSES TO
                                           AVERAGE NET
                                          ASSETS WITHOUT    PORTFOLIO
                                           WAIVERS (b)     TURNOVER (c)
                                          --------------   ------------
SHORT-TERM MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................       0.80%           28.33%
  Year Ended June 30, 2004..............       0.81           138.36
  Year Ended June 30, 2003..............       0.81           109.73
  Year Ended June 30, 2002..............       0.81            94.19
  Year Ended June 30, 2001..............       0.81            89.29
  Year Ended June 30, 2000..............       0.89           113.70
INTERMEDIATE TAX-FREE BOND FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................       0.79             3.84
  Year Ended June 30, 2004..............       0.79            19.10
  Year Ended June 30, 2003..............       0.78            48.87
  Year Ended June 30, 2002..............       0.78            65.46
  Year Ended June 30, 2001..............       0.79            96.03
  Year Ended June 30, 2000..............       0.80            86.32
TAX-FREE BOND FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................       0.64             3.19
  Year Ended June 30, 2004..............       0.64            20.12
  Year Ended June 30, 2003..............       0.63            12.05
  Year Ended June 30, 2002..............       0.63            10.70
  Year Ended June 30, 2001..............       0.63            33.81
  Year Ended June 30, 2000..............       0.66            44.41
MUNICIPAL INCOME FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................       0.64            29.52
  Year Ended June 30, 2004..............       0.64            47.57
  Year Ended June 30, 2003..............       0.64            73.77
  Year Ended June 30, 2002..............       0.64            93.62
  Year Ended June 30, 2001..............       0.64            65.31
  Year Ended June 30, 2000..............       0.67           100.61
ARIZONA MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................       0.64             0.00
  Year Ended June 30, 2004..............       0.64            10.64
  Year Ended June 30, 2003..............       0.64            18.17
  Year Ended June 30, 2002..............       0.64            12.38
  Year Ended June 30, 2001..............       0.64            17.30
  Year Ended June 30, 2000..............       0.65            19.28
KENTUCKY MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................       0.65             0.97
  Year Ended June 30, 2004..............       0.66             5.27
  Year Ended June 30, 2003..............       0.66             9.08
  Year Ended June 30, 2002..............       0.66            15.24
  Year Ended June 30, 2001..............       0.66            16.70
  Year Ended June 30, 2000..............       0.69            21.82

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

 90

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                          INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                                 ----------------------------------------   -------------------------------------
                                                               NET REALIZED
                                     NET ASSET                     AND
                                      VALUE,        NET         UNREALIZED     TOTAL FROM      NET         NET
                                     BEGINNING   INVESTMENT   GAINS (LOSSES)   INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     INCOME     ON INVESTMENTS   ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------

LOUISIANA MUNICIPAL BOND FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited).......................   $10.14       $0.21          $ 0.17         $ 0.38       $(0.21)     $   --       $(0.21)
 Year Ended June 30, 2004..........    10.58        0.40           (0.44)         (0.04)       (0.40)         --        (0.40)
 Year Ended June 30, 2003..........    10.20        0.41            0.38           0.79        (0.41)         --        (0.41)
 Year Ended June 30, 2002..........    10.08        0.45            0.12           0.57        (0.45)         --        (0.45)
 Year Ended June 30, 2001..........     9.74        0.48            0.34           0.82        (0.48)         --        (0.48)
 Year Ended June 30, 2000..........     9.96        0.48           (0.21)          0.27        (0.48)      (0.01)       (0.49)

MICHIGAN MUNICIPAL BOND FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited).......................    10.82        0.23            0.14           0.37        (0.23)         --        (0.23)
 Year Ended June 30, 2004..........    11.29        0.47           (0.47)            --        (0.47)         --        (0.47)
 Year Ended June 30, 2003..........    10.83        0.46            0.46           0.92        (0.46)         --        (0.46)
 Year Ended June 30, 2002..........    10.65        0.49            0.18           0.67        (0.49)         --        (0.49)
 Year Ended June 30, 2001..........    10.22        0.50            0.43           0.93        (0.50)         --        (0.50)
 Year Ended June 30, 2000..........    10.62        0.51           (0.38)          0.13        (0.51)      (0.02)       (0.53)

OHIO MUNICIPAL BOND FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited).......................    10.93        0.22            0.18           0.40        (0.22)         --        (0.22)
 Year Ended June 30, 2004..........    11.36        0.44           (0.43)          0.01        (0.44)         --        (0.44)
 Year Ended June 30, 2003..........    10.97        0.44            0.39           0.83        (0.44)         --        (0.44)
 Year Ended June 30, 2002..........    10.79        0.49            0.18           0.67        (0.49)         --        (0.49)
 Year Ended June 30, 2001..........    10.44        0.53            0.35           0.88        (0.53)         --        (0.53)
 Year Ended June 30, 2000..........    10.75        0.53           (0.31)          0.22        (0.53)         --        (0.53)

WEST VIRGINIA MUNICIPAL BOND FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited).......................    10.11        0.20            0.16           0.36        (0.21)         --        (0.21)
 Year Ended June 30, 2004..........    10.55        0.41           (0.44)         (0.03)       (0.41)         --        (0.41)
 Year Ended June 30, 2003..........    10.19        0.44            0.36           0.80        (0.44)         --        (0.44)
 Year Ended June 30, 2002..........    10.06        0.48            0.13           0.61        (0.48)         --        (0.48)
 Year Ended June 30, 2001..........     9.73        0.48            0.33           0.81        (0.48)         --        (0.48)
 Year Ended June 30, 2000..........     9.96        0.49           (0.23)          0.26        (0.49)         --(d)     (0.49)

------------

(a) Not annualized for periods less than one year.

(b) Annualized for periods less than one year.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(d) Amount is less than $0.01.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

--------------------------------------------------------------------------------

                                                                             RATIOS/SUPPLEMENTARY DATA
                                                                   ---------------------------------------------
                                                                       NET          RATIO OF       RATIO OF NET
                                         NET ASSET                   ASSETS,        EXPENSES        INVESTMENT
                                          VALUE,                     END OF            TO           INCOME TO
                                          END OF        TOTAL        PERIOD         AVERAGE          AVERAGE
                                          PERIOD     RETURN (a)      (000'S)     NET ASSETS (b)   NET ASSETS (b)
                                         ---------   -----------   -----------   --------------   --------------

LOUISIANA MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2004
  (Unaudited)...........................  $10.31         3.80%       $42,879          0.61%            4.02%
  Year Ended June 30, 2004..............   10.14        (0.37)        45,453          0.61             3.84
  Year Ended June 30, 2003..............   10.58         7.86         56,421          0.61             3.90
  Year Ended June 30, 2002..............   10.20         5.75         68,446          0.61             4.41
  Year Ended June 30, 2001..............   10.08         8.56         72,627          0.61             4.81
  Year Ended June 30, 2000..............    9.74         2.81         80,167          0.61             4.92

MICHIGAN MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2004
  (Unaudited)...........................   10.96         3.55        171,017          0.60             4.16
  Year Ended June 30, 2004..............   10.82        (0.04)       172,951          0.60             4.22
  Year Ended June 30, 2003..............   11.29         8.67        203,301          0.60             4.18
  Year Ended June 30, 2002..............   10.83         6.39        216,149          0.60             4.53
  Year Ended June 30, 2001..............   10.65         9.29        218,856          0.59             4.79
  Year Ended June 30, 2000..............   10.22         1.28        233,913          0.61             4.94

OHIO MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2004
  (Unaudited)............................   11.11         3.70        107,973          0.60             3.92
  Year Ended June 30, 2004..............   10.93         0.06        110,433          0.60             3.88
  Year Ended June 30, 2003..............   11.36         7.67        132,810          0.60             3.90
  Year Ended June 30, 2002..............   10.97         6.33        136,759          0.60             4.49
  Year Ended June 30, 2001..............   10.79         8.63        134,934          0.60             4.99
  Year Ended June 30, 2000..............   10.44         2.20        126,362          0.60             5.10

WEST VIRGINIA MUNICIPAL BOND FUND
(CLASS I)
  Six Months Ended December 31, 2004
  (Unaudited)...........................   10.26         3.59         85,571          0.60             3.82
  Year Ended June 30, 2004..............   10.11        (0.33)        83,362          0.60             3.92
  Year Ended June 30, 2003..............   10.55         8.00         88,621          0.59             4.24
  Year Ended June 30, 2002..............   10.19         6.22         79,617          0.61             4.73
  Year Ended June 30, 2001..............   10.06         8.53         86,428          0.61             4.87
  Year Ended June 30, 2000..............    9.73         2.76         91,975          0.61             5.03

                                            RATIOS/SUPPLEMENTARY DATA
                                          -----------------------------
                                             RATIO OF
                                           EXPENSES TO
                                           AVERAGE NET
                                          ASSETS WITHOUT    PORTFOLIO
                                           WAIVERS (b)     TURNOVER (c)
                                          --------------   ------------
LOUISIANA MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2004
  (Unaudited)...........................       0.82%           0.00%
  Year Ended June 30, 2004..............       0.81            2.10
  Year Ended June 30, 2003..............       0.81            9.53
  Year Ended June 30, 2002..............       0.81           22.19
  Year Ended June 30, 2001..............       0.81           11.08
  Year Ended June 30, 2000..............       0.83           17.27
MICHIGAN MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2004
  (Unaudited)...........................       0.66            4.91
  Year Ended June 30, 2004..............       0.65            9.76
  Year Ended June 30, 2003..............       0.65           11.18
  Year Ended June 30, 2002..............       0.65            7.96
  Year Ended June 30, 2001..............       0.64           17.30
  Year Ended June 30, 2000..............       0.67           33.34
OHIO MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2004
  (Unaudited)...........................       0.81            2.17
  Year Ended June 30, 2004..............       0.81           15.95
  Year Ended June 30, 2003..............       0.81           14.63
  Year Ended June 30, 2002..............       0.82           20.90
  Year Ended June 30, 2001..............       0.81           15.67
  Year Ended June 30, 2000..............       0.83           35.46
WEST VIRGINIA MUNICIPAL BOND FUND
(CLASS I)
  Six Months Ended December 31, 2004
  (Unaudited)...........................       0.65            1.05
  Year Ended June 30, 2004..............       0.66           20.46
  Year Ended June 30, 2003..............       0.65           10.34
  Year Ended June 30, 2002..............       0.66           12.03
  Year Ended June 30, 2001..............       0.66            7.91
  Year Ended June 30, 2000..............       0.68           24.67

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

 92

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                          INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                                 ----------------------------------------   -------------------------------------
                                                               NET REALIZED
                                     NET ASSET                     AND
                                      VALUE,        NET         UNREALIZED     TOTAL FROM      NET         NET
                                     BEGINNING   INVESTMENT   GAINS (LOSSES)   INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     INCOME     ON INVESTMENTS   ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------

SHORT-TERM MUNICIPAL BOND FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited).......................   $10.16       $0.12          $ 0.08         $ 0.20       $(0.12)     $   --       $(0.12)
 Year Ended June 30, 2004..........    10.40        0.22           (0.21)          0.01        (0.22)      (0.03)       (0.25)
 Year Ended June 30, 2003..........    10.21        0.26            0.20           0.46        (0.26)      (0.01)       (0.27)
 Year Ended June 30, 2002..........    10.07        0.32            0.14           0.46        (0.32)         --        (0.32)
 Year Ended June 30, 2001..........     9.87        0.42            0.20           0.62        (0.42)         --        (0.42)
 Year Ended June 30, 2000..........    10.01        0.38           (0.14)          0.24        (0.38)         --        (0.38)

INTERMEDIATE TAX-FREE BOND FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited).......................    11.05        0.21            0.19           0.40        (0.21)         --        (0.21)
 Year Ended June 30, 2004..........    11.45        0.42           (0.40)          0.02        (0.42)         --        (0.42)
 Year Ended June 30, 2003..........    11.05        0.42            0.41           0.83        (0.43)         --        (0.43)
 Year Ended June 30, 2002..........    10.81        0.45            0.24           0.69        (0.45)         --        (0.45)
 Year Ended June 30, 2001..........    10.41        0.48            0.40           0.88        (0.48)         --        (0.48)
 Year Ended June 30, 2000..........    10.67        0.47           (0.26)          0.21        (0.47)         --        (0.47)

TAX-FREE BOND FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited).......................    12.90        0.28            0.31           0.59        (0.28)      (0.20)       (0.48)
 Year Ended June 30, 2004..........    13.44        0.55           (0.52)          0.03        (0.55)      (0.02)       (0.57)
 Year Ended June 30, 2003..........    12.91        0.55            0.54           1.09        (0.56)         --        (0.56)
 Year Ended June 30, 2002..........    12.74        0.57            0.18           0.75        (0.58)         --        (0.58)
 Year Ended June 30, 2001..........    12.16        0.58            0.58           1.16        (0.58)         --        (0.58)
 Year Ended June 30, 2000..........    12.44        0.57           (0.28)          0.29        (0.57)         --        (0.57)

MUNICIPAL INCOME FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited).......................     9.79        0.18            0.18           0.36        (0.21)         --        (0.21)
 Year Ended June 30, 2004..........    10.13        0.39           (0.35)          0.04        (0.38)         --        (0.38)
 Year Ended June 30, 2003..........     9.93        0.40            0.20           0.60        (0.40)         --        (0.40)
 Year Ended June 30, 2002..........     9.83        0.43            0.10           0.53        (0.43)         --        (0.43)
 Year Ended June 30, 2001..........     9.49        0.46            0.34           0.80        (0.46)         --        (0.46)
 Year Ended June 30, 2000..........     9.95        0.46           (0.46)            --        (0.46)         --        (0.46)

ARIZONA MUNICIPAL BOND FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited).......................     9.76        0.19            0.15           0.34        (0.20)         --        (0.20)
 Year Ended June 30, 2004..........    10.19        0.38           (0.41)         (0.03)       (0.38)      (0.02)       (0.40)
 Year Ended June 30, 2003..........     9.84        0.39            0.36           0.75        (0.40)         --        (0.40)
 Year Ended June 30, 2002..........     9.67        0.39            0.20           0.59        (0.42)         --        (0.42)
 Year Ended June 30, 2001..........     9.39        0.43            0.28           0.71        (0.43)         --        (0.43)
 Year Ended June 30, 2000..........     9.67        0.43           (0.21)          0.22        (0.43)      (0.07)       (0.50)

KENTUCKY MUNICIPAL BOND FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited).......................    10.26        0.19            0.16           0.35        (0.20)         --        (0.20)
 Year Ended June 30, 2004..........    10.67        0.40           (0.41)         (0.01)       (0.40)         --        (0.40)
 Year Ended June 30, 2003..........    10.32        0.40            0.36           0.76        (0.41)         --        (0.41)
 Year Ended June 30, 2002..........    10.20        0.43            0.13           0.56        (0.44)         --        (0.44)
 Year Ended June 30, 2001..........     9.90        0.47            0.30           0.77        (0.47)         --        (0.47)
 Year Ended June 30, 2000..........    10.13        0.47           (0.23)          0.24        (0.47)         --        (0.47)

------------

(a) Not annualized for periods less than one year.

(b) Annualized for periods less than one year.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

--------------------------------------------------------------------------------

                                                                               RATIOS/SUPPLEMENTARY DATA
                                                                       ------------------------------------------
                                                                         NET         RATIO OF       RATIO OF NET
                                         NET ASSET        TOTAL        ASSETS,       EXPENSES        INVESTMENT
                                          VALUE,         RETURN         END OF          TO           INCOME TO
                                          END OF     (EXCLUDES SALES    PERIOD       AVERAGE          AVERAGE
                                          PERIOD       CHARGE) (a)     (000'S)    NET ASSETS (b)   NET ASSETS (b)
                                         ---------   ---------------   --------   --------------   --------------

SHORT-TERM MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2004
  (Unaudited)...........................  $10.24           1.92%      $100,414         0.79%            2.18%
  Year Ended June 30, 2004..............   10.16           0.11        107,434         0.80             2.10
  Year Ended June 30, 2003..............   10.40           4.57        109,112         0.80             2.53
  Year Ended June 30, 2002..............   10.21           4.64         49,927         0.80             3.13
  Year Ended June 30, 2001..............   10.07           6.38          8,423         0.80             4.13
  Year Ended June 30, 2000..............    9.87           2.47          3,053         0.82             3.91

INTERMEDIATE TAX-FREE BOND FUND
(CLASS A)
  Six Months Ended December 31, 2004
  (Unaudited)...........................   11.24           3.69         62,389         0.84             3.60
  Year Ended June 30, 2004..............   11.05           0.17         64,662         0.84             3.68
  Year Ended June 30, 2003..............   11.45           7.59         77,336         0.84             3.76
  Year Ended June 30, 2002..............   11.05           6.54         46,752         0.84             4.16
  Year Ended June 30, 2001..............   10.81           8.56         38,293         0.84             4.42
  Year Ended June 30, 2000..............   10.41           2.03         32,200         0.84             4.48

TAX-FREE BOND FUND (CLASS A)
  Six Months Ended December 31, 2004
  (Unaudited)...........................   13.01           4.64         56,591         0.84             4.17
  Year Ended June 30, 2004..............   12.90           0.27         57,927         0.84             4.16
  Year Ended June 30, 2003..............   13.44           8.59         67,693         0.83             4.22
  Year Ended June 30, 2002..............   12.91           5.97         51,859         0.83             4.47
  Year Ended June 30, 2001..............   12.74           9.67         46,849         0.83             4.59
  Year Ended June 30, 2000..............   12.16           2.47         33,629         0.85             4.72

MUNICIPAL INCOME FUND (CLASS A)
  Six Months Ended December 31, 2004
  (Unaudited)...........................    9.94           3.66        123,140         0.84             3.63
  Year Ended June 30, 2004..............    9.79           0.39        131,692         0.84             3.84
  Year Ended June 30, 2003..............   10.13           6.17        183,392         0.84             4.02
  Year Ended June 30, 2002..............    9.93           5.52        166,452         0.84             4.40
  Year Ended June 30, 2001..............    9.83           8.56        166,096         0.83             4.74
  Year Ended June 30, 2000..............    9.49           0.06        144,335         0.82             4.79

ARIZONA MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2004
  (Unaudited)...........................    9.90           3.56         20,987         0.86             3.91
  Year Ended June 30, 2004..............    9.76          (0.34)        16,352         0.84             3.76
  Year Ended June 30, 2003..............   10.19           7.73         11,576         0.84             3.91
  Year Ended June 30, 2002..............    9.84           6.25          9,462         0.84             4.26
  Year Ended June 30, 2001..............    9.67           7.72          2,746         0.84             4.46
  Year Ended June 30, 2000..............    9.39           2.43          2,391         0.86             4.64

KENTUCKY MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2004
  (Unaudited)...........................   10.41           3.38         15,723         0.86             3.67
  Year Ended June 30, 2004..............   10.26          (0.08)        13,935         0.86             3.84
  Year Ended June 30, 2003..............   10.67           7.48         15,593         0.86             3.86
  Year Ended June 30, 2002..............   10.32           5.61         13,099         0.86             4.30
  Year Ended June 30, 2001..............   10.20           7.90          8,906         0.86             4.64
  Year Ended June 30, 2000..............    9.90           2.47          8,230         0.86             4.74

                                            RATIOS/SUPPLEMENTARY DATA
                                          -----------------------------
                                             RATIO OF
                                           EXPENSES TO
                                           AVERAGE NET
                                          ASSETS WITHOUT    PORTFOLIO
                                           WAIVERS (b)     TURNOVER (c)
                                          --------------   ------------
SHORT-TERM MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2004
  (Unaudited)...........................       1.14%           28.33%
  Year Ended June 30, 2004..............       1.16           138.36
  Year Ended June 30, 2003..............       1.15           109.73
  Year Ended June 30, 2002..............       1.15            94.19
  Year Ended June 30, 2001..............       1.16            89.29
  Year Ended June 30, 2000..............       1.24           113.70
INTERMEDIATE TAX-FREE BOND FUND
(CLASS A)
  Six Months Ended December 31, 2004
  (Unaudited)...........................       1.14             3.84
  Year Ended June 30, 2004..............       1.14            19.10
  Year Ended June 30, 2003..............       1.13            48.87
  Year Ended June 30, 2002..............       1.13            65.46
  Year Ended June 30, 2001..............       1.14            96.03
  Year Ended June 30, 2000..............       1.15            86.32
TAX-FREE BOND FUND (CLASS A)
  Six Months Ended December 31, 2004
  (Unaudited)...........................       0.99             3.19
  Year Ended June 30, 2004..............       0.99            20.12
  Year Ended June 30, 2003..............       0.98            12.05
  Year Ended June 30, 2002..............       0.98            10.70
  Year Ended June 30, 2001..............       0.98            33.81
  Year Ended June 30, 2000..............       1.00            44.41
MUNICIPAL INCOME FUND (CLASS A)
  Six Months Ended December 31, 2004
  (Unaudited)...........................       0.99            29.52
  Year Ended June 30, 2004..............       0.99            47.57
  Year Ended June 30, 2003..............       0.99            73.77
  Year Ended June 30, 2002..............       0.99            93.62
  Year Ended June 30, 2001..............       0.98            65.31
  Year Ended June 30, 2000..............       1.01           100.61
ARIZONA MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2004
  (Unaudited)...........................       0.99             0.00
  Year Ended June 30, 2004..............       0.99            10.64
  Year Ended June 30, 2003..............       0.99            18.17
  Year Ended June 30, 2002..............       0.99            12.38
  Year Ended June 30, 2001..............       0.99            17.30
  Year Ended June 30, 2000..............       1.01            19.28
KENTUCKY MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2004
  (Unaudited)...........................       1.01             0.97
  Year Ended June 30, 2004..............       1.01             5.27
  Year Ended June 30, 2003..............       1.01             9.08
  Year Ended June 30, 2002..............       1.01            15.24
  Year Ended June 30, 2001..............       1.01            16.70
  Year Ended June 30, 2000..............       1.04            21.82

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

 94

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                          INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                                 ----------------------------------------   -------------------------------------
                                                               NET REALIZED
                                     NET ASSET                     AND
                                      VALUE,        NET         UNREALIZED     TOTAL FROM      NET         NET
                                     BEGINNING   INVESTMENT   GAINS (LOSSES)   INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     INCOME     ON INVESTMENTS   ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------

LOUISIANA MUNICIPAL BOND FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited).......................   $10.15       $0.19          $ 0.17         $ 0.36       $(0.20)     $   --       $(0.20)
 Year Ended June 30, 2004..........    10.59        0.37           (0.44)         (0.07)       (0.37)         --        (0.37)
 Year Ended June 30, 2003..........    10.21        0.38            0.38           0.76        (0.38)         --        (0.38)
 Year Ended June 30, 2002..........    10.08        0.42            0.13           0.55        (0.42)         --        (0.42)
 Year Ended June 30, 2001..........     9.74        0.45            0.34           0.79        (0.45)         --        (0.45)
 Year Ended June 30, 2000..........     9.96        0.46           (0.21)          0.25        (0.46)      (0.01)       (0.47)

MICHIGAN MUNICIPAL BOND FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited).......................    10.83        0.22            0.15           0.37        (0.22)         --        (0.22)
 Year Ended June 30, 2004..........    11.30        0.45           (0.48)         (0.03)       (0.44)         --        (0.44)
 Year Ended June 30, 2003..........    10.84        0.43            0.46           0.89        (0.43)         --        (0.43)
 Year Ended June 30, 2002..........    10.65        0.46            0.19           0.65        (0.46)         --        (0.46)
 Year Ended June 30, 2001..........    10.22        0.47            0.43           0.90        (0.47)         --        (0.47)
 Year Ended June 30, 2000..........    10.63        0.48           (0.39)          0.09        (0.48)      (0.02)       (0.50)

OHIO MUNICIPAL BOND FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited).......................    10.98        0.21            0.18           0.39        (0.21)         --        (0.21)
 Year Ended June 30, 2004..........    11.41        0.41           (0.43)         (0.02)       (0.41)         --        (0.41)
 Year Ended June 30, 2003..........    11.01        0.40            0.41           0.81        (0.41)         --        (0.41)
 Year Ended June 30, 2002..........    10.82        0.46            0.19           0.65        (0.46)         --        (0.46)
 Year Ended June 30, 2001..........    10.47        0.51            0.35           0.86        (0.51)         --        (0.51)
 Year Ended June 30, 2000..........    10.78        0.51           (0.31)          0.20        (0.51)         --        (0.51)

WEST VIRGINIA MUNICIPAL BOND FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited).......................    10.21        0.19            0.15           0.34        (0.20)         --        (0.20)
 Year Ended June 30, 2004..........    10.64        0.39           (0.44)         (0.05)       (0.38)         --        (0.38)
 Year Ended June 30, 2003..........    10.27        0.41            0.37           0.78        (0.41)         --        (0.41)
 Year Ended June 30, 2002..........    10.14        0.46            0.13           0.59        (0.46)         --        (0.46)
 Year Ended June 30, 2001..........     9.81        0.46            0.33           0.79        (0.46)         --        (0.46)
 Year Ended June 30, 2000..........    10.03        0.46           (0.22)          0.24        (0.46)         --(d)     (0.46)

------------

(a) Not annualized for periods less than one year.

(b) Annualized for periods less than one year.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(d) Amount is less than $0.01.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

--------------------------------------------------------------------------------

                                                                               RATIOS/SUPPLEMENTARY DATA
                                                                       -----------------------------------------
                                                                         NET        RATIO OF       RATIO OF NET
                                         NET ASSET        TOTAL        ASSETS,      EXPENSES        INVESTMENT
                                          VALUE,         RETURN        END OF          TO           INCOME TO
                                          END OF     (EXCLUDES SALES   PERIOD       AVERAGE          AVERAGE
                                          PERIOD       CHARGE) (a)     (000'S)   NET ASSETS (b)   NET ASSETS (b)
                                         ---------   ---------------   -------   --------------   --------------

LOUISIANA MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2004
  (Unaudited)...........................  $10.31           3.57%      $54,783         0.86%            3.77%
  Year Ended June 30, 2004..............   10.15          (0.68)       59,497         0.86             3.58
  Year Ended June 30, 2003..............   10.59           7.58        76,095         0.86             3.65
  Year Ended June 30, 2002..............   10.21           5.59        69,037         0.86             4.15
  Year Ended June 30, 2001..............   10.08           8.28        59,662         0.86             4.56
  Year Ended June 30, 2000..............    9.74           2.55        58,225         0.86             4.67

MICHIGAN MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2004
  (Unaudited)...........................   10.98           3.39        82,863         0.85             3.91
  Year Ended June 30, 2004..............   10.83          (0.28)       77,774         0.85             3.96
  Year Ended June 30, 2003..............   11.30           8.37        97,090         0.85             3.91
  Year Ended June 30, 2002..............   10.84           6.22        69,371         0.85             4.28
  Year Ended June 30, 2001..............   10.65           9.00        57,728         0.84             4.51
  Year Ended June 30, 2000..............   10.22           0.93        30,626         0.86             4.72

OHIO MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2004
  (Unaudited)...........................   11.16           3.55        77,319         0.85             3.67
  Year Ended June 30, 2004..............   10.98          (0.18)       74,235         0.85             3.63
  Year Ended June 30, 2003..............   11.41           7.44        87,877         0.85             3.61
  Year Ended June 30, 2002..............   11.01           6.08        47,914         0.85             4.23
  Year Ended June 30, 2001..............   10.82           8.32        32,308         0.85             4.74
  Year Ended June 30, 2000..............   10.47           1.94        32,307         0.85             4.84

WEST VIRGINIA MUNICIPAL BOND FUND
(CLASS A)
  Six Months Ended December 31, 2004
  (Unaudited)...........................   10.35           3.40         7,778         0.85             3.57
  Year Ended June 30, 2004..............   10.21          (0.50)        7,695         0.85             3.66
  Year Ended June 30, 2003..............   10.64           7.77        10,045         0.84             3.97
  Year Ended June 30, 2002..............   10.27           5.89         6,422         0.86             4.48
  Year Ended June 30, 2001..............   10.14           8.19         5,639         0.86             4.60
  Year Ended June 30, 2000..............    9.81           2.59         3,677         0.86             4.74

                                            RATIOS/SUPPLEMENTARY DATA
                                          -----------------------------
                                             RATIO OF
                                           EXPENSES TO
                                           AVERAGE NET
                                          ASSETS WITHOUT    PORTFOLIO
                                           WAIVERS (b)     TURNOVER (c)
                                          --------------   ------------
LOUISIANA MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2004
  (Unaudited)...........................       1.17%           0.00%
  Year Ended June 30, 2004..............       1.16            2.10
  Year Ended June 30, 2003..............       1.16            9.53
  Year Ended June 30, 2002..............       1.16           22.19
  Year Ended June 30, 2001..............       1.16           11.08
  Year Ended June 30, 2000..............       1.18           17.27
MICHIGAN MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2004
  (Unaudited)...........................       1.01            4.91
  Year Ended June 30, 2004..............       1.00            9.76
  Year Ended June 30, 2003..............       1.00           11.18
  Year Ended June 30, 2002..............       1.00            7.96
  Year Ended June 30, 2001..............       0.99           17.30
  Year Ended June 30, 2000..............       1.02           33.34
OHIO MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2004
  (Unaudited)...........................       1.15            2.17
  Year Ended June 30, 2004..............       1.16           15.95
  Year Ended June 30, 2003..............       1.16           14.63
  Year Ended June 30, 2002..............       1.16           20.90
  Year Ended June 30, 2001..............       1.16           15.67
  Year Ended June 30, 2000..............       1.18           35.46
WEST VIRGINIA MUNICIPAL BOND FUND
(CLASS A)
  Six Months Ended December 31, 2004
  (Unaudited)...........................       1.00            1.05
  Year Ended June 30, 2004..............       1.01           20.46
  Year Ended June 30, 2003..............       1.00           10.34
  Year Ended June 30, 2002..............       1.01           12.03
  Year Ended June 30, 2001..............       1.01            7.91
  Year Ended June 30, 2000..............       1.03           24.67

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

 96

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                          INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                                 ----------------------------------------   -------------------------------------
                                                               NET REALIZED
                                     NET ASSET                     AND
                                      VALUE,        NET         UNREALIZED     TOTAL FROM      NET         NET
                                     BEGINNING   INVESTMENT   GAINS (LOSSES)   INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     INCOME     ON INVESTMENTS   ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------

SHORT-TERM MUNICIPAL BOND FUND (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited).......................   $10.23       $0.09          $ 0.09         $ 0.18       $(0.09)     $   --       $(0.09)
 Year Ended June 30, 2004..........    10.47        0.17           (0.21)         (0.04)       (0.17)      (0.03)       (0.20)
 Year Ended June 30, 2003..........    10.28        0.21            0.20           0.41        (0.21)      (0.01)       (0.22)
 Year Ended June 30, 2002..........    10.14        0.27            0.14           0.41        (0.27)         --        (0.27)
 Year Ended June 30, 2001..........     9.94        0.36            0.20           0.56        (0.36)         --        (0.36)
 Year Ended June 30, 2000..........    10.05        0.31           (0.11)          0.20        (0.31)         --        (0.31)

INTERMEDIATE TAX-FREE BOND FUND (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited).......................    11.08        0.17            0.19           0.36        (0.17)         --        (0.17)
 Year Ended June 30, 2004..........    11.47        0.35           (0.39)         (0.04)       (0.35)         --        (0.35)
 Year Ended June 30, 2003..........    11.08        0.34            0.40           0.74        (0.35)         --        (0.35)
 Year Ended June 30, 2002..........    10.84        0.39            0.24           0.63        (0.39)         --        (0.39)
 Year Ended June 30, 2001..........    10.44        0.41            0.40           0.81        (0.41)         --        (0.41)
 Year Ended June 30, 2000..........    10.69        0.40           (0.25)          0.15        (0.40)         --        (0.40)

TAX-FREE BOND FUND (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited).......................    12.88        0.23           (0.08)          0.15        (0.24)       0.20        (0.04)
 Year Ended June 30, 2004..........    13.42        0.47           (0.52)         (0.05)       (0.47)      (0.02)       (0.49)
 Year Ended June 30, 2003..........    12.89        0.47            0.54           1.01        (0.48)         --        (0.48)
 Year Ended June 30, 2002..........    12.72        0.48            0.19           0.67        (0.50)         --        (0.50)
 Year Ended June 30, 2001..........    12.16        0.50            0.56           1.06        (0.50)         --        (0.50)
 Year Ended June 30, 2000..........    12.44        0.49           (0.28)          0.21        (0.49)         --        (0.49)

MUNICIPAL INCOME FUND (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited).......................     9.74        0.16            0.17           0.33        (0.18)         --        (0.18)
 Year Ended June 30, 2004..........    10.08        0.32           (0.35)         (0.03)       (0.31)         --        (0.31)
 Year Ended June 30, 2003..........     9.89        0.34            0.19           0.53        (0.34)         --        (0.34)
 Year Ended June 30, 2002..........     9.79        0.37            0.10           0.47        (0.37)         --        (0.37)
 Year Ended June 30, 2001..........     9.45        0.40            0.34           0.74        (0.40)         --        (0.40)
 Year Ended June 30, 2000..........     9.91        0.40           (0.46)         (0.06)       (0.40)         --        (0.40)

ARIZONA MUNICIPAL BOND FUND (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited).......................     9.85        0.16            0.15           0.31        (0.17)         --        (0.17)
 Year Ended June 30, 2004..........    10.30        0.31           (0.43)         (0.12)       (0.31)      (0.02)       (0.33)
 Year Ended June 30, 2003..........     9.92        0.32            0.39           0.71        (0.33)         --        (0.33)
 Year Ended June 30, 2002..........     9.75        0.35            0.18           0.53        (0.36)         --        (0.36)
 Year Ended June 30, 2001..........     9.46        0.37            0.29           0.66        (0.37)         --        (0.37)
 Year Ended June 30, 2000..........     9.75        0.37           (0.22)          0.15        (0.37)      (0.07)       (0.44)

KENTUCKY MUNICIPAL BOND FUND (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited).......................    10.19        0.16            0.15           0.31        (0.16)         --        (0.16)
 Year Ended June 30, 2004..........    10.60        0.33           (0.41)         (0.08)       (0.33)         --        (0.33)
 Year Ended June 30, 2003..........    10.26        0.34            0.34           0.68        (0.34)         --        (0.34)
 Year Ended June 30, 2002..........    10.14        0.38            0.12           0.50        (0.38)         --        (0.38)
 Year Ended June 30, 2001..........     9.84        0.40            0.30           0.70        (0.40)         --        (0.40)
 Year Ended June 30, 2000..........    10.06        0.41           (0.22)          0.19        (0.41)         --        (0.41)

------------

(a) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

--------------------------------------------------------------------------------

                                                                               RATIOS/SUPPLEMENTARY DATA
                                                                       -----------------------------------------
                                                                         NET        RATIO OF       RATIO OF NET
                                         NET ASSET        TOTAL        ASSETS,      EXPENSES        INVESTMENT
                                          VALUE,         RETURN        END OF          TO           INCOME TO
                                          END OF     (EXCLUDES SALES   PERIOD       AVERAGE          AVERAGE
                                          PERIOD       CHARGE) (a)     (000'S)   NET ASSETS (b)   NET ASSETS (b)
                                         ---------   ---------------   -------   --------------   --------------

SHORT-TERM MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2004
  (Unaudited)...........................  $10.32           1.75%      $18,735         1.30%            1.68%
  Year Ended June 30, 2004..............   10.23          (0.40)       20,726         1.30             1.60
  Year Ended June 30, 2003..............   10.47           4.04        22,804         1.30             2.02
  Year Ended June 30, 2002..............   10.28           4.10         7,728         1.30             2.66
  Year Ended June 30, 2001..............   10.14           5.76         1,729         1.34             3.63
  Year Ended June 30, 2000..............    9.94           2.08           925         1.47             3.24

INTERMEDIATE TAX-FREE BOND FUND
(CLASS B)
  Six Months Ended December 31, 2004
  (Unaudited)...........................   11.27           3.26        12,835         1.49             2.95
  Year Ended June 30, 2004..............   11.08          (0.48)       13,607         1.49             3.03
  Year Ended June 30, 2003..............   11.47           6.89        17,256         1.49             3.11
  Year Ended June 30, 2002..............   11.08           5.87         8,915         1.49             3.51
  Year Ended June 30, 2001..............   10.84           7.85         7,857         1.49             3.77
  Year Ended June 30, 2000..............   10.44           1.46         7,597         1.48             3.81

TAX-FREE BOND FUND (CLASS B)
  Six Months Ended December 31, 2004
  (Unaudited)...........................   12.99           4.23        12,917         1.49             3.52
  Year Ended June 30, 2004..............   12.88          (0.38)       13,446         1.49             3.51
  Year Ended June 30, 2003..............   13.42           7.92        17,324         1.48             3.57
  Year Ended June 30, 2002..............   12.89           5.33        13,003         1.48             3.82
  Year Ended June 30, 2001..............   12.72           8.82         7,253         1.48             3.94
  Year Ended June 30, 2000..............   12.16           1.80         3,456         1.50             4.04

MUNICIPAL INCOME FUND (CLASS B)
  Six Months Ended December 31, 2004
  (Unaudited)...........................    9.89           3.36        80,555         1.49             2.98
  Year Ended June 30, 2004..............    9.74          (0.27)       89,997         1.49             3.19
  Year Ended June 30, 2003..............   10.08           5.56        120,581        1.49             3.37
  Year Ended June 30, 2002..............    9.89           4.78        111,849        1.49             3.75
  Year Ended June 30, 2001..............    9.79           7.91        100,458        1.48             4.10
  Year Ended June 30, 2000..............    9.45          (0.58)       90,118         1.47             4.16

ARIZONA MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2004
  (Unaudited)...........................    9.99           3.11         2,053         1.51             3.25
  Year Ended June 30, 2004..............    9.85          (1.18)        1,831         1.49             3.11
  Year Ended June 30, 2003..............   10.30           7.09         1,761         1.49             3.25
  Year Ended June 30, 2002..............    9.92           5.53         1,032         1.49             3.62
  Year Ended June 30, 2001..............    9.75           7.08           863         1.49             3.81
  Year Ended June 30, 2000..............    9.46           1.64           713         1.50             3.93

KENTUCKY MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2004
  (Unaudited)...........................   10.34           3.07         9,758         1.50             3.02
  Year Ended June 30, 2004..............   10.19          (0.73)       10,533         1.51             3.18
  Year Ended June 30, 2003..............   10.60           6.73        14,947         1.51             3.21
  Year Ended June 30, 2002..............   10.26           4.97        14,559         1.51             3.65
  Year Ended June 30, 2001..............   10.14           7.22        13,558         1.51             3.99
  Year Ended June 30, 2000..............    9.84           1.93        13,250         1.51             4.12

                                            RATIOS/SUPPLEMENTARY DATA
                                          -----------------------------
                                             RATIO OF
                                           EXPENSES TO
                                           AVERAGE NET
                                          ASSETS WITHOUT    PORTFOLIO
                                           WAIVERS (b)     TURNOVER (c)
                                          --------------   ------------
SHORT-TERM MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2004
  (Unaudited)...........................       1.80%           28.33%
  Year Ended June 30, 2004..............       1.81           138.36
  Year Ended June 30, 2003..............       1.80           109.73
  Year Ended June 30, 2002..............       1.80            94.19
  Year Ended June 30, 2001..............       1.81            89.29
  Year Ended June 30, 2000..............       1.89           113.70
INTERMEDIATE TAX-FREE BOND FUND
(CLASS B)
  Six Months Ended December 31, 2004
  (Unaudited)...........................       1.79             3.84
  Year Ended June 30, 2004..............       1.79            19.10
  Year Ended June 30, 2003..............       1.78            48.87
  Year Ended June 30, 2002..............       1.78            65.46
  Year Ended June 30, 2001..............       1.79            96.03
  Year Ended June 30, 2000..............       1.79            86.32
TAX-FREE BOND FUND (CLASS B)
  Six Months Ended December 31, 2004
  (Unaudited)...........................       1.64             3.19
  Year Ended June 30, 2004..............       1.64            20.12
  Year Ended June 30, 2003..............       1.63            12.05
  Year Ended June 30, 2002..............       1.63            10.70
  Year Ended June 30, 2001..............       1.63            33.81
  Year Ended June 30, 2000..............       1.66            44.41
MUNICIPAL INCOME FUND (CLASS B)
  Six Months Ended December 31, 2004
  (Unaudited)...........................       1.64            29.52
  Year Ended June 30, 2004..............       1.64            47.57
  Year Ended June 30, 2003..............       1.64            73.77
  Year Ended June 30, 2002..............       1.64            93.62
  Year Ended June 30, 2001..............       1.64            65.31
  Year Ended June 30, 2000..............       1.67           100.61
ARIZONA MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2004
  (Unaudited)...........................       1.64             0.00
  Year Ended June 30, 2004..............       1.64            10.64
  Year Ended June 30, 2003..............       1.64            18.17
  Year Ended June 30, 2002..............       1.64            12.38
  Year Ended June 30, 2001..............       1.64            17.30
  Year Ended June 30, 2000..............       1.66            19.28
KENTUCKY MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2004
  (Unaudited)...........................       1.65             0.97
  Year Ended June 30, 2004..............       1.66             5.27
  Year Ended June 30, 2003..............       1.66             9.08
  Year Ended June 30, 2002..............       1.66            15.24
  Year Ended June 30, 2001..............       1.66            16.70
  Year Ended June 30, 2000..............       1.69            21.82

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

 98

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                          INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                                 ----------------------------------------   -------------------------------------
                                                               NET REALIZED
                                     NET ASSET                     AND
                                      VALUE,        NET         UNREALIZED     TOTAL FROM      NET         NET
                                     BEGINNING   INVESTMENT   GAINS (LOSSES)   INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     INCOME     ON INVESTMENTS   ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------

LOUISIANA MUNICIPAL BOND FUND (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited).......................   $10.15       $0.17          $ 0.16         $ 0.33       $(0.17)     $   --       $(0.17)
 Year Ended June 30, 2004..........    10.58        0.31           (0.43)         (0.12)       (0.31)         --        (0.31)
 Year Ended June 30, 2003..........    10.21        0.32            0.37           0.69        (0.32)         --        (0.32)
 Year Ended June 30, 2002..........    10.08        0.36            0.13           0.49        (0.36)         --        (0.36)
 Year Ended June 30, 2001..........     9.75        0.39            0.33           0.72        (0.39)         --        (0.39)
 Year Ended June 30, 2000..........     9.97        0.39           (0.21)          0.18        (0.39)      (0.01)       (0.40)

MICHIGAN MUNICIPAL BOND FUND (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited).......................    10.40        0.17            0.14           0.31        (0.18)         --        (0.18)
 Year Ended June 30, 2004..........    10.87        0.35           (0.45)         (0.10)       (0.37)         --        (0.37)
 Year Ended June 30, 2003..........    10.45        0.35            0.44           0.79        (0.37)         --        (0.37)
 Year Ended June 30, 2002..........    10.29        0.38            0.18           0.56        (0.40)         --        (0.40)
 Year Ended June 30, 2001..........     9.89        0.41            0.40           0.81        (0.41)         --        (0.41)
 Year Ended June 30, 2000..........    10.28        0.42           (0.37)          0.05        (0.42)      (0.02)       (0.44)

OHIO MUNICIPAL BOND FUND (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited).......................    11.05        0.17            0.19           0.36        (0.17)         --        (0.17)
 Year Ended June 30, 2004..........    11.49        0.34           (0.44)         (0.10)       (0.34)         --        (0.34)
 Year Ended June 30, 2003..........    11.08        0.34            0.41           0.75        (0.34)         --        (0.34)
 Year Ended June 30, 2002..........    10.90        0.39            0.18           0.57        (0.39)         --        (0.39)
 Year Ended June 30, 2001..........    10.54        0.44            0.36           0.80        (0.44)         --        (0.44)
 Year Ended June 30, 2000..........    10.86        0.44           (0.32)          0.12        (0.44)         --        (0.44)

WEST VIRGINIA MUNICIPAL BOND FUND (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited).......................    10.20        0.15            0.15           0.30        (0.16)         --        (0.16)
 Year Ended June 30, 2004..........    10.62        0.32           (0.43)         (0.11)       (0.31)         --        (0.31)
 Year Ended June 30, 2003..........    10.26        0.35            0.36           0.71        (0.35)         --        (0.35)
 Year Ended June 30, 2002..........    10.13        0.38            0.14           0.52        (0.39)         --        (0.39)
 Year Ended June 30, 2001..........     9.80        0.39            0.33           0.72        (0.39)         --        (0.39)
 Year Ended June 30, 2000..........    10.03        0.40           (0.23)          0.17        (0.40)         --(d)     (0.40)

(a) Not annualized for periods less than one year.

(b) Annualized for periods less than one year.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(d) Amount is less than $0.01.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

--------------------------------------------------------------------------------

                                                                               RATIOS/SUPPLEMENTARY DATA
                                                                       -----------------------------------------
                                                                         NET        RATIO OF       RATIO OF NET
                                         NET ASSET        TOTAL        ASSETS,      EXPENSES        INVESTMENT
                                          VALUE,         RETURN        END OF          TO           INCOME TO
                                          END OF     (EXCLUDES SALES   PERIOD       AVERAGE          AVERAGE
                                          PERIOD       CHARGE) (a)     (000'S)   NET ASSETS (b)   NET ASSETS (b)
                                         ---------   ---------------   -------   --------------   --------------

LOUISIANA MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2004
  (Unaudited)...........................  $10.31           3.22%      $12,728         1.51%            3.12%
  Year Ended June 30, 2004..............   10.15          (1.17)       13,298         1.51             2.93
  Year Ended June 30, 2003..............   10.58           6.90        16,332         1.51             3.00
  Year Ended June 30, 2002..............   10.21           4.90        13,085         1.51             3.50
  Year Ended June 30, 2001..............   10.08           7.48        10,715         1.51             3.91
  Year Ended June 30, 2000..............    9.75           1.89         9,881         1.51             4.02

MICHIGAN MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2004
  (Unaudited)...........................   10.53           3.03        31,646         1.50             3.26
  Year Ended June 30, 2004..............   10.40          (0.93)       33,018         1.50             3.32
  Year Ended June 30, 2003..............   10.87           7.64        38,980         1.50             3.26
  Year Ended June 30, 2002..............   10.45           5.49        28,567         1.50             3.63
  Year Ended June 30, 2001..............   10.29           8.33        17,961         1.49             3.92
  Year Ended June 30, 2000..............    9.89           0.51        10,106         1.52             4.21

OHIO MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2004
  (Unaudited)...........................   11.24           3.29        52,962         1.48             3.02
  Year Ended June 30, 2004..............   11.05          (0.91)       56,279         1.50             2.98
  Year Ended June 30, 2003..............   11.49           6.82        73,263         1.50             2.99
  Year Ended June 30, 2002..............   11.08           5.30        58,650         1.50             3.59
  Year Ended June 30, 2001..............   10.90           7.67        47,332         1.50             4.07
  Year Ended June 30, 2000..............   10.54           1.17        40,605         1.50             4.15

WEST VIRGINIA MUNICIPAL BOND FUND
(CLASS B)
  Six Months Ended December 31, 2004
  (Unaudited)...........................   10.34           2.98        10,322         1.50             2.93
  Year Ended June 30, 2004..............   10.20          (1.15)       10,626         1.50             3.02
  Year Ended June 30, 2003..............   10.62           7.08        12,568         1.49             3.33
  Year Ended June 30, 2002..............   10.26           5.26        10,008         1.51             3.83
  Year Ended June 30, 2001..............   10.13           7.49         7,075         1.51             3.97
  Year Ended June 30, 2000..............    9.80           1.82         6,772         1.51             4.09

                                            RATIOS/SUPPLEMENTARY DATA
                                          -----------------------------
                                             RATIO OF
                                           EXPENSES TO
                                           AVERAGE NET
                                          ASSETS WITHOUT    PORTFOLIO
                                           WAIVERS (b)     TURNOVER (c)
                                          --------------   ------------
LOUISIANA MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2004
  (Unaudited)...........................       1.82%            0.00%
  Year Ended June 30, 2004..............       1.81             2.10
  Year Ended June 30, 2003..............       1.81             9.53
  Year Ended June 30, 2002..............       1.81            22.19
  Year Ended June 30, 2001..............       1.81            11.08
  Year Ended June 30, 2000..............       1.83            17.27
MICHIGAN MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2004
  (Unaudited)...........................       1.66             4.91
  Year Ended June 30, 2004..............       1.65             9.76
  Year Ended June 30, 2003..............       1.65            11.18
  Year Ended June 30, 2002..............       1.65             7.96
  Year Ended June 30, 2001..............       1.64            17.30
  Year Ended June 30, 2000..............       1.69            33.34
OHIO MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2004
  (Unaudited)...........................       1.81             2.17
  Year Ended June 30, 2004..............       1.81            15.95
  Year Ended June 30, 2003..............       1.81            14.63
  Year Ended June 30, 2002..............       1.81            20.90
  Year Ended June 30, 2001..............       1.81            15.67
  Year Ended June 30, 2000..............       1.83            35.46
WEST VIRGINIA MUNICIPAL BOND FUND
(CLASS B)
  Six Months Ended December 31, 2004
  (Unaudited)...........................       1.65             1.05
  Year Ended June 30, 2004..............       1.66            20.46
  Year Ended June 30, 2003..............       1.65            10.34
  Year Ended June 30, 2002..............       1.66            12.03
  Year Ended June 30, 2001..............       1.66             7.91
  Year Ended June 30, 2000..............       1.68            24.67

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

 100

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                          INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                                 ----------------------------------------   -------------------------------------
                                                               NET REALIZED
                                     NET ASSET                     AND
                                      VALUE,        NET         UNREALIZED     TOTAL FROM      NET         NET
                                     BEGINNING   INVESTMENT   GAINS (LOSSES)   INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     INCOME     ON INVESTMENTS   ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------

SHORT-TERM MUNICIPAL BOND FUND (CLASS C)
 Six Months Ended December 31, 2004
 (Unaudited).......................   $10.23       $0.09          $ 0.09         $ 0.18       $(0.09)     $   --       $(0.09)
 Year Ended June 30, 2004..........    10.47        0.17           (0.21)         (0.04)       (0.17)      (0.03)       (0.20)
 Year Ended June 30, 2003..........    10.28        0.21            0.20           0.41        (0.21)      (0.01)       (0.22)
 November 1, 2001 to June 30, 2002
 (d)...............................    10.28        0.17            0.01           0.18        (0.18)         --        (0.18)

MUNICIPAL INCOME FUND (CLASS C)
 Six Months Ended December 31, 2004
 (Unaudited).......................     9.73        0.16            0.17           0.33        (0.18)         --        (0.18)
 Year Ended June 30, 2004..........    10.07        0.33           (0.35)         (0.02)       (0.32)         --        (0.32)
 Year Ended June 30, 2003..........     9.88        0.33            0.20           0.53        (0.34)         --        (0.34)
 Year Ended June 30, 2002..........     9.79        0.36            0.10           0.46        (0.37)         --        (0.37)
 Year Ended June 30, 2001..........     9.45        0.39            0.34           0.73        (0.39)         --        (0.39)
 Year Ended June 30, 2000..........     9.91        0.40           (0.46)         (0.06)       (0.40)         --        (0.40)

------------

(a) Not annualized for periods less than one year.

(b) Annualized for periods less than one year.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(d) Period from commencement of operations.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

--------------------------------------------------------------------------------

                                                                               RATIOS/SUPPLEMENTARY DATA
                                                                       -----------------------------------------
                                                                         NET        RATIO OF       RATIO OF NET
                                         NET ASSET        TOTAL        ASSETS,      EXPENSES        INVESTMENT
                                          VALUE,         RETURN        END OF          TO           INCOME TO
                                          END OF     (EXCLUDES SALES   PERIOD       AVERAGE          AVERAGE
                                          PERIOD       CHARGE) (a)     (000'S)   NET ASSETS (b)   NET ASSETS (b)
                                         ---------   ---------------   -------   --------------   --------------

SHORT-TERM MUNICIPAL BOND FUND (CLASS C)
  Six Months Ended December 31, 2004
  (Unaudited)...........................  $10.32           1.74%       $66,262        1.30%            1.68%
  Year Ended June 30, 2004..............   10.23          (0.41)       77,977         1.30             1.60
  Year Ended June 30, 2003..............   10.47           4.02        94,853         1.30             2.03
  November 1, 2001 to June 30, 2002
  (b)...................................   10.28           3.97        35,477         1.30             2.54

MUNICIPAL INCOME FUND (CLASS C)
  Six Months Ended December 31, 2004
  (Unaudited)...........................    9.88           3.36        37,990         1.49             2.98
  Year Ended June 30, 2004..............    9.73          (0.26)       41,703         1.49             3.19
  Year Ended June 30, 2003..............   10.07           5.46        58,554         1.49             3.36
  Year Ended June 30, 2002..............    9.88           4.81        42,670         1.49             3.74
  Year Ended June 30, 2001..............    9.79           7.90        20,031         1.48             4.09
  Year Ended June 30, 2000..............    9.45          (0.59)       17,296         1.46             4.14

                                            RATIOS/SUPPLEMENTARY DATA
                                          -----------------------------
                                             RATIO OF
                                           EXPENSES TO
                                           AVERAGE NET
                                          ASSETS WITHOUT    PORTFOLIO
                                           WAIVERS (b)     TURNOVER (c)
                                          --------------   ------------
SHORT-TERM MUNICIPAL BOND FUND (CLASS C)
  Six Months Ended December 31, 2004
  (Unaudited)...........................       1.80%           28.33%
  Year Ended June 30, 2004..............       1.81           138.36
  Year Ended June 30, 2003..............       1.80           109.73
  November 1, 2001 to June 30, 2002
  (b)...................................       1.82            94.19
MUNICIPAL INCOME FUND (CLASS C)
  Six Months Ended December 31, 2004
  (Unaudited)...........................       1.64            29.52
  Year Ended June 30, 2004..............       1.64            47.57
  Year Ended June 30, 2003..............       1.64            73.77
  Year Ended June 30, 2002..............       1.64            93.62
  Year Ended June 30, 2001..............       1.64            65.31
  Year Ended June 30, 2000..............       1.66           100.61

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

 102

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION:

   As of December 31, 2004, One Group Mutual Funds (the "Trust") was registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Short-Term Municipal Bond Fund, the Intermediate Tax-Free Bond Fund, the Tax-Free Bond Fund, the Municipal Income Fund, the Arizona Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Louisiana Municipal Bond Fund, the Michigan Municipal Bond Fund, the Ohio Municipal Bond Fund, and the West Virginia Municipal Bond Fund, (individually a "Fund", collectively the "Funds") only.

   The Trust had an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust was registered to offer fifty-three series and six classes of shares: Class I, Class A, Class B, Class C, Class S, and Administrative Class. The Funds were each authorized to issue Class I, Class A, Class B, and Class C shares. Shareholders were entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

   Under the Trust's organizational documents, its officers and trustees were indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust entered into contracts with its vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

   See Note 9 for subsequent events with respect to the reorganization of certain of the Funds and redomiciliation of the Trust as a Delaware Statutory Trust called JPMorgan Trust II.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Municipal securities, corporate debt securities and debt securities issued by the U.S. Treasury or a U.S. government agency (other than short-term investments maturing in less than 61 days) are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Investments for which the above valuation procedures are inappropriate or deemed not to reflect fair value are stated at fair value as determined in good faith under procedures approved by the Board of Trustees.

     FINANCIAL INSTRUMENTS

     Investing in financial instruments such as structured notes and indexed securities involves risks in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, and an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuation in the value of securities held or planned to be purchased by the Funds.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     SECURITY TRANSACTIONS AND RELATED INCOME

     Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential rights; differences in per share dividend rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets. Certain funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

     FEDERAL INCOME TAXES

     The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3. INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION, AND CUSTODY AGREEMENTS:

   The Trust and Banc One Investment Advisors Corporation (the "Advisor"), an affiliate of JPMorgan Chase & Co., were parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Funds' average daily net assets: 0.60% of the Short-Term Municipal Bond Fund, the Intermediate Tax-Free Bond Fund, the Louisiana Municipal Bond Fund, and the Ohio Municipal Bond Fund; 0.45% of the Tax-Free Bond Fund, the Municipal Income Fund, the Arizona Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Michigan Municipal Bond Fund, and the West Virginia Municipal Bond Fund. Effective

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

 104

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   February 19, 2005, the Advisor was renamed JPMorgan Investment Advisors Inc. and is paid at the fee rates shown in the table below:

    FUND                                                              RATE AS OF FEBRUARY 19, 2005
    ----                                                              ----------------------------
    Short-Term Municipal Bond Fund..............................                 0.25%

    Tax-Free Bond Fund..........................................                 0.30%

    Municipal Income Fund.......................................                 0.30%

    Arizona Municipal Bond Fund.................................                 0.30%

    Kentucky Municipal Bond Fund................................                 0.30%

    Louisiana Municipal Bond Fund...............................                 0.30%

    Michigan Municipal Bond Fund................................                 0.30%

    Ohio Municipal Bond Fund....................................                 0.30%

    West Virginia Municipal Bond Fund...........................                 0.30%

   The Trust and One Group Administrative Services, Inc. (the "Administrator"), an affiliate of JPMorgan Chase & Co., were parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust average daily net assets (excluding the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund, (the "Investor Funds") and the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund, (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion.

   Effective February 19, 2005, the Administrator, which was renamed JPMorgan Funds Management, Inc. ("JPMFM"), and the Trust became parties to an administration agreement along with the JPMorgan Funds. Under the administration agreement, the administrator provides services for a fee that is computed daily and paid monthly at the annual rate equal to 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan fund Complex and 0.075% of the average daily net assets in excess of $25 billion of all non-money market funds.

   One Group Dealer Services, Inc. (the "Distributor"), an affiliate of JPMorgan Chase & Co., serves the Trust as Distributor. The Trust and the Distributor were parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B, and Class C shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C shares of each of the Funds. Currently, the Distributor has agreed to limit payments under the Plans to 0.25%, 0.90% (except for Short-Term Municipal Bond Fund which is 0.75%) and 0.90% of average daily net assets of the Class A, Class B and Class C shares, respectively, of each Fund. For the period ended December 31, 2004, the Distributor received $1,174,960 from commissions earned on sales of Class A shares and redemptions of Class B and Class C shares, of which the Distributor reallowed $7,058 to affiliated broker-dealers of the Funds. Effective February 19, 2005, the Distributor was renamed JPMorgan Distribution Services, Inc. ("JPMDS"), and is paid a fee of 0.25% of the average daily net assets of the Class A shares of each of the Funds and 0.75% of the average daily net assets of the Class B and Class C shares of each of the Funds.

   On August 12, 2004, the Board of Trustees approved an agreement with JPMorgan Chase Bank, N.A. ("JPMCB"), an affiliate of the Advisor, the Administrator and the Distributor, to act as the Funds' custodian. The transition to JPMCB from their prior service provider was completed on December 6, 2004. The Administrator provides fund accounting services under the Management and Administration Agreement. Fund accounting services were transitioned to JPMCB on December 6, 2004 from the prior service provider, but those services are still provided to the Funds under such Management and Administration Agreement with the Administrator. Effective February 19, 2005, fund accounting fees will be charged as an additional direct fee to the Funds, rather than being embedded in the fees under the Management and

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   Administration Agreement, and the change is not anticipated to have a significant impact on the Funds' operation or their expenses. The amounts paid to JPMCB by the Funds for custody services are as follows and are included in Custodian Fees in the Statement of Operations (amounts in thousands):

    FUND                                                            CUSTODY FEES
    ----                                                            ------------
    Short-Term Municipal Bond Fund..............................         $--(a)

    Intermediate Tax-Free Bond Fund.............................         $--(a)

    Tax-Free Bond Fund..........................................         $--(a)

    Municipal Income Fund.......................................         $1

    Arizona Municipal Bond Fund.................................         $--(a)

    Kentucky Municipal Bond Fund................................         $--(a)

    Louisiana Municipal Bond Fund...............................         $--(a)

    Michigan Municipal Bond Fund................................         $--(a)

    Ohio Municipal Bond Fund....................................         $--(a)

    West Virginia Municipal Bond Fund...........................         $--(a)

   (a) Amount is less than $1,000.

   The Advisor, the Administrator and the Distributor have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses through October 31, 2006 for the following Funds and amounts:

    FUND                                                          CLASS I    CLASS A     CLASS B    CLASS C
    ----                                                          -------    -------     -------    -------
    Short-Term Municipal Bond Fund..............................   0.55%       0.80%      1.30%       1.30%

    Intermediate Tax-Free Bond Fund*............................   0.60        0.85       1.50          --

    Tax-Free Bond Fund**........................................   0.62        0.87       1.52          --

    Municipal Income Fund.......................................   0.62        0.87       1.52        1.52

    Arizona Municipal Bond Fund.................................   0.63        0.88       1.53          --

    Kentucky Municipal Bond Fund................................   0.63        0.88       1.53          --

    Louisiana Municipal Bond Fund...............................   0.63        0.88       1.53          --

    Michigan Municipal Bond Fund................................   0.63        0.88       1.53          --

    Ohio Municipal Bond Fund....................................   0.63        0.88       1.53          --

    West Virginia Municipal Bond Fund...........................   0.63        0.88       1.53          --

   Waivers in addition to those in the table above are considered voluntary.

   * The contractual expense limitations were in effect through February 18, 2005, after which time the Fund was acquired (see "Subsequent Events" footnote).

   ** Effective February 19, 2005, operating expenses will be limited to 0.58%, 0.75% and 1.44% for Class I, Class A and Class B, respectively.

   The Funds may invest in one or more money market funds advised by JPMorgan Investment Advisors or its affiliates. The Advisor and Administrator will waive and/or reimburse its advisory and administration fees from the Funds in an amount sufficient to offset any doubling up of investment advisory and administration fees related to each Fund's investment in an affiliated money market fund to the extent required by law.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

 106

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan"), which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

4. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) for the period ended December 31, 2004, were as follows (amounts in thousands):

    FUND                                                          PURCHASES     SALES
    ----                                                          ---------     -----
    Short-Term Municipal Bond Fund..............................  $184,351     $203,476

    Intermediate Tax-Free Bond Fund.............................    23,351       57,858

    Tax-Free Bond Fund..........................................    15,819       36,383

    Municipal Income Fund.......................................   312,878      395,080

    Arizona Municipal Bond Fund.................................        --        6,143

    Kentucky Municipal Bond Fund................................     1,129        5,527

    Louisiana Municipal Bond Fund...............................        --        9,953

    Michigan Municipal Bond Fund................................    13,823       16,273

    Ohio Municipal Bond Fund....................................     5,149       11,384

    West Virginia Municipal Bond Fund...........................     1,062        1,837

5. CONCENTRATION OF CREDIT RISK:

   The Arizona, Kentucky, Louisiana, Michigan, Ohio, and West Virginia Municipal Bond Funds invest primarily in debt obligations issued by the respective States and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors adversely affecting issuers of the state's specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

6. FINANCING ARRANGEMENT:

   The Trust and State Street Bank and Trust Company ("State Street") had a financing arrangement which expired November 23, 2004, under which State Street provided an unsecured uncommitted credit facility in the aggregate amount of $100 million. Interest on borrowings was payable at a rate determined by State Street at the time of borrowing. Effective November 23, 2004, the Trust and JPMCB entered into a financing arrangement under which JPMCB provides an unsecured uncommitted credit facility in the aggregate amount of $100 million. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. As of December 31, 2004, and for the period then ended, there were no loans outstanding.

7. INTERFUND LENDING ARRANGEMENT:

   The Funds and all other funds within the Trust received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Lending Facility ("Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other Fund within the Trust at rates beneficial to both the borrowing and lending funds. Advances

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund Loan Rate is determined by averaging the current repurchase agreement rate and the current bank loan rate. As of December 31, 2004, there were no loans outstanding.

8. LEGAL MATTERS:

   On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in the Trust. Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

   On June 29, 2004, the Advisor entered into agreements with the Securities and Exchange Commission (the "SEC") and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In its settlement with the SEC, the Advisor consented to the entry of an order by the SEC (the "SEC Order") instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, the Advisor or its affiliates agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds. The settlement agreement with the NYAG also requires the Advisor to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over the next five years. In addition, the Advisor has agreed to undertakings relating to, among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an independent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease and desist from violations of certain provisions of the Investment Advisers Act of 1940 (the "Advisers Act") and the 1940 Act, (iv) additional fee-related disclosure to investors, and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrangements.

   Mark A. Beeson, the former president and chief executive officer of the Trust and a former senior managing director of the Trust, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment adviser or registered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

   In addition to the matters involving the SEC and NYAG, over 20 lawsuits have been filed in connection with these circumstances in various state and federal courts around the country. These actions have been transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods and the other was filed as a derivative action on behalf of the Trust and its series. The lawsuits generally relate to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

   These actions name as defendants, among others, Banc One Investment Advisors, Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of JPMorgan Investment Advisors), the Distributor, One Group Services Company (the Funds' former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond
   Fund), certain officers of the Trust and the Advisor, and certain current and former Trustees. The putative class action lawsuit also names the Trust as a defendant. These two actions collectively allege, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Fund's investment advisers and the Distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorneys' fees. These lawsuits are ongoing and, accordingly, an estimate of the financial impact of these actions cannot currently be made.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

 108

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   The Trust will be reimbursed for all costs associated with these matters to ensure that the Trust incurs no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

9. SUBSEQUENT EVENTS:

   In connection with the integration of the JPMorgan Funds and the Trust, each of the Funds has a new name effective February 19, 2005 as shown below:

    NAME OF FUND AS OF DECEMBER 31, 2004                       NAME OF FUND EFFECTIVE FEBRUARY 19, 2005
    ------------------------------------                       ----------------------------------------
    One Group Short-Term Municipal Bond Fund              JPMorgan Short-Term Tax Free Bond Fund

    One Group Tax-Free Bond Fund                          JPMorgan Tax Free Bond Fund

    One Group Municipal Income Fund                       JPMorgan Tax Free Income Bond Fund

    One Group Arizona Municipal Bond Fund                 JPMorgan Arizona Municipal Bond Fund

    One Group Kentucky Municipal Bond Fund                JPMorgan Kentucky Municipal Bond Fund

    One Group Louisiana Municipal Bond Fund               JPMorgan Louisiana Municipal Bond Fund

    One Group Michigan Municipal Bond Fund                JPMorgan Michigan Municipal Bond Fund

    One Group Ohio Municipal Bond Fund                    JPMorgan Ohio Municipal Bond Fund

    One Group West Virginia Municipal Bond Fund           JPMorgan West Virginia Municipal Bond Fund

     SERVICE PROVIDER CHANGES

     Effective February 19, 2005, JPMDS began providing certain shareholder services to the Funds under a separate Shareholder Servicing Agreement with the Funds. JPMDS will receive a non-Rule 12b-1 shareholder servicing fee at an annual rate of 0.25% of the average daily net assets attributable to each class of shares. JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which JPMDS will pay all or a portion of such financial intermediaries for performing such services.

     REORGANIZATION AND REDOMICILIATION OF ONE GROUP MUTUAL FUNDS

     On August 12, 2004, the Board of Directors of the Trust approved an Agreement and Plan of Reorganization and Redomiciliation of each series of the Trust as a corresponding series of JPMorgan Trust II, a Delaware statutory trust.

     At a special meeting of shareholders on January 20, 2005 and February 3, 2005, the shareholders of each series of the Trust approved the Agreement and Plan of Reorganization and Redomiciliation providing for the reorganization and redomiciliation of each series of the Trust as a corresponding series of JPMorgan Trust II, a Delaware statutory trust. Effective as of 5:00 p.m. on February 18, 2005, pursuant to the Agreement and Plan of Reorganization and Redomiciliation, the Funds were each reorganized and redomiciled, by means of a tax-free reorganization, as separate series of JPMorgan Trust II.

     As of February 19, 2005, the Trust is registered to offer forty-three series and twelve classes of shares.

     MERGER OF FUNDS

     On August 12, 2004, the Board of Trustees of the One Group Mutual Funds, and on August 19, 2004, the Board of Trustees of the J.P. Morgan Mutual Fund Select Trust, each approved management's proposal to merge the JPMorgan Tax Free Income Fund and One Group Intermediate Tax-Free Bond Fund (the "Target Funds") into One Group Tax Free Bond Fund and JPMorgan Intermediate Tax Free Bond Fund (the "Acquiring Funds"), respectively.

     The Agreements and Plans of Reorganization with respect to each Target Fund was approved by each Target Fund's shareholders at a special meeting of shareholders held on January 20, 2005.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004
Continued

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The mergers were effective as of the close of business on February 18, 2005. The Acquiring Funds acquired all of the assets and liabilities of the corresponding Target Funds as shown in the table below. Each merger transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. Pursuant to each Agreement and Plan of Reorganization, shareholders of the Target Funds received a number of shares of the corresponding class in the corresponding Acquiring Funds with a value equal to their holdings in the respective Target Fund as of the close of business on the date of the reorganization.

     The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share, Net Unrealized Appreciation or Depreciation immediately before and after the reorganization (amounts in thousands, except per share amounts):

                                                                                REORGANIZATION
                                                              ---------------------------------------------------
                                                                                         NET ASSET       NET
                                                                SHARES                   VALUE PER    UNREALIZED
                                                              OUTSTANDING   NET ASSETS     SHARE     APPRECIATION
                                                              -----------   ----------   ---------   ------------
       TARGET FUND
       One Group Intermediate Tax-Free Bond Fund............                                           $ 33,745
         Class A............................................      5,508     $   61,712    $11.20
         Class B............................................      1,088     $   12,225    $11.23
         Class I............................................     48,378     $  542,269    $11.21

       ACQUIRING FUND
       JPMorgan Intermediate Tax Free Income Fund...........                                           $ 70,092
         Class A............................................        231     $    2,544    $11.00
         Class B............................................          3     $       36    $10.85
         Class C............................................        103     $    1,122    $10.84
         Select Class.......................................     97,711     $1,062,625    $10.88
         Institutional Class................................     35,334     $  384,142    $10.87

       POST REORGANIZATION
       JPMorgan Intermediate Tax Free Bond Fund.............                                           $103,837
         Class A............................................      5,840     $   64,256    $11.00
         Class B............................................      1,130     $   12,261    $10.85
         Class C............................................        103     $    1,122    $10.84
         Select Class.......................................    147,556     $1,604,894    $10.88
         Institutional Class................................     35,334     $  384,142    $10.87

                                                                                         NET ASSET       NET
                                                                SHARES                   VALUE PER    UNREALIZED
                                                              OUTSTANDING   NET ASSETS     SHARE     APPRECIATION
                                                              -----------   ----------   ---------   ------------
       TARGET FUND
       JPMorgan Tax Free Income Fund........................                                           $ 34,598
         Class A............................................      7,816     $   50,210    $ 6.42
         Class B............................................        634     $    4,082    $ 6.44
         Select Class.......................................     86,042     $  552,348    $ 6.42

       ACQUIRING FUND
       One Group Tax-Free Bond Fund.........................                                           $ 42,112
         Class A............................................      4,464     $   58,127    $13.02
         Class B............................................      1,006     $   13,068    $12.99
         Class I............................................     33,429     $  434,583    $13.00

       POST REORGANIZATION
       JPMorgan Tax Free Bond Fund..........................                                           $ 76,710
         Class A............................................      8,319     $  108,337    $13.02
         Class B............................................      1,320     $   17,150    $12.99
         Select Class.......................................     75,920     $  986,931    $13.00

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

 110

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF SHAREHOLDER EXPENSES
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
DECEMBER 31, 2004
(UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees: and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                          ENDING
                                         BEGINNING       ACCOUNT       EXPENSES
                                          ACCOUNT         VALUE,         PAID
                                          VALUE,       DECEMBER 31,     DURING
                                       JULY 31, 2004       2004       PERIOD (1)
                                       -------------   ------------   ----------
SHORT-TERM MUNICIPAL BOND FUND

  Class I      Actual................     $1,000          $  994         $2.77
               Hypothetical(6).......     $1,000          $1,022         $2.80
  Class A      Actual................     $1,000          $  993         $4.02
               Hypothetical(6).......     $1,000          $1,021         $4.08
  Class B      Actual................     $1,000          $  991         $6.53
               Hypothetical(6).......     $1,000          $1,018         $6.63
  Class C      Actual................     $1,000          $  991         $6.53
               Hypothetical(6).......     $1,000          $1,018         $6.63
INTERMEDIATE TAX-FREE BOND FUND
  Class I      Actual................     $1,000          $  995         $2.96
               Hypothetical(6).......     $1,000          $1,022         $3.01
  Class A      Actual................     $1,000          $  993         $4.22
               Hypothetical(6).......     $1,000          $1,021         $4.29
  Class B      Actual................     $1,000          $  989         $7.47
               Hypothetical(6).......     $1,000          $1,017         $7.60
TAX-FREE BOND FUND
  Class I      Actual................     $1,000          $  993         $2.97
               Hypothetical(6).......     $1,000          $1,022         $3.01
  Class A      Actual................     $1,000          $  992         $4.22
               Hypothetical(6).......     $1,000          $1,021         $4.29
  Class B      Actual................     $1,000          $  988         $7.47
               Hypothetical(6).......     $1,000          $1,017         $7.60

                                              COMPONENTS OF EXPENSES PAID DURING PERIOD(1)
                                        --------------------------------------------------------
                                        INVESTMENT                                                 ANNUALIZED
                                         ADVISORY    ADMINISTRATION   DISTRIBUTION      OTHER       EXPENSE
                                         FEES(2)        FEES(3)         FEES(4)      EXPENSES(5)     RATIO
                                        ----------   --------------   ------------   -----------   ----------
SHORT-TERM MUNICIPAL BOND FUND

  Class I      Actual................   $1.76          $0.81           $  --          $0.20         0.55%
               Hypothetical(6).......   $1.78          $0.82           $  --          $0.20         0.55%
  Class A      Actual................   $1.75          $0.81           $1.26          $0.20         0.80%
               Hypothetical(6).......   $1.78          $0.82           $1.28          $0.20         0.80%
  Class B      Actual................   $1.75          $0.81           $3.77          $0.20         1.30%
               Hypothetical(6).......   $1.78          $0.82           $3.83          $0.20         1.30%
  Class C      Actual................   $1.75          $0.81           $3.77          $0.20         1.30%
               Hypothetical(6).......   $1.78          $0.82           $3.83          $0.20         1.30%
INTERMEDIATE TAX-FREE BOND FUND
  Class I      Actual................   $2.00          $0.81           $  --          $0.15         0.59%
               Hypothetical(6).......   $2.03          $0.82           $  --          $0.16         0.59%
  Class A      Actual................   $2.00          $0.81           $1.26          $0.15         0.84%
               Hypothetical(6).......   $2.03          $0.82           $1.28          $0.16         0.84%
  Class B      Actual................   $2.00          $0.81           $4.51          $0.15         1.49%
               Hypothetical(6).......   $2.03          $0.82           $4.59          $0.16         1.49%
TAX-FREE BOND FUND
  Class I      Actual................   $2.01          $0.81           $  --          $0.15         0.59%
               Hypothetical(6).......   $2.04          $0.82           $  --          $0.15         0.59%
  Class A      Actual................   $2.00          $0.81           $1.26          $0.15         0.84%
               Hypothetical(6).......   $2.04          $0.82           $1.28          $0.15         0.84%
  Class B      Actual................   $2.00          $0.81           $4.51          $0.15         1.49%
               Hypothetical(6).......   $2.04          $0.82           $4.59          $0.15         1.49%

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF SHAREHOLDER EXPENSES
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
DECEMBER 31, 2004
(UNAUDITED)

                                                          ENDING
                                         BEGINNING       ACCOUNT       EXPENSES
                                          ACCOUNT         VALUE,         PAID
                                          VALUE,       DECEMBER 31,     DURING
                                       JULY 31, 2004       2004       PERIOD (1)
                                       -------------   ------------   ----------
MUNICIPAL INCOME FUND
  Class I      Actual................     $1,000          $  989         $2.96
               Hypothetical(6).......     $1,000          $1,022         $3.01
  Class A      Actual................     $1,000          $  989         $4.21
               Hypothetical(6).......     $1,000          $1,021         $4.29
  Class B      Actual................     $1,000          $  986         $7.46
               Hypothetical(6).......     $1,000          $1,017         $7.61
  Class C      Actual................     $1,000          $  986         $7.46
               Hypothetical(6).......     $1,000          $1,017         $7.61
ARIZONA MUNICIPAL BOND FUND
  Class I      Actual................     $1,000          $  989         $2.96
               Hypothetical(6).......     $1,000          $1,022         $3.01
  Class A      Actual................     $1,000          $  988         $4.21
               Hypothetical(6).......     $1,000          $1,021         $4.28
  Class B      Actual................     $1,000          $  985         $7.46
               Hypothetical(6).......     $1,000          $1,017         $7.60
KENTUCKY MUNICIPAL BOND FUND
  Class I      Actual................     $1,000          $  990         $3.03
               Hypothetical(6).......     $1,000          $1,022         $3.08
  Class A      Actual................     $1,000          $  990         $4.28
               Hypothetical(6).......     $1,000          $1,021         $4.36
  Class B      Actual................     $1,000          $  987         $7.53
               Hypothetical(6).......     $1,000          $1,017         $7.68
LOUISIANA MUNICIPAL BOND FUND
  Class I      Actual................     $1,000          $  990         $3.07
               Hypothetical(6).......     $1,000          $1,022         $3.11
  Class A      Actual................     $1,000          $  988         $4.30
               Hypothetical(6).......     $1,000          $1,021         $4.39
  Class B      Actual................     $1,000          $  985         $7.55
               Hypothetical(6).......     $1,000          $1,017         $7.70
MICHIGAN MUNICIPAL BOND FUND
  Class I      Actual................     $1,000          $  991         $3.01
               Hypothetical(6).......     $1,000          $1,022         $3.06
  Class A      Actual................     $1,000          $  990         $4.26
               Hypothetical(6).......     $1,000          $1,021         $4.34
  Class B      Actual................     $1,000          $  986         $7.52
               Hypothetical(6).......     $1,000          $1,017         $7.65
OHIO MUNICIPAL BOND FUND
  Class I      Actual................     $1,000          $  991         $3.01
               Hypothetical(6).......     $1,000          $1,022         $3.06
  Class A      Actual................     $1,000          $  990         $4.26
               Hypothetical(6).......     $1,000          $1,021         $4.34
  Class B      Actual................     $1,000          $  987         $7.51
               Hypothetical(6).......     $1,000          $1,017         $7.66
WEST VIRGINIA MUNICIPAL BOND FUND
  Class I      Actual................     $1,000          $  989         $3.01
               Hypothetical(6).......     $1,000          $1,022         $3.06
  Class A      Actual................     $1,000          $  988         $4.26
               Hypothetical(6).......     $1,000          $1,021         $4.34
  Class B      Actual................     $1,000          $  984         $7.51
               Hypothetical(6).......     $1,000          $1,017         $7.65

                                             COMPONENTS OF EXPENSES PAID DURING PERIOD(1)
                                       --------------------------------------------------------
                                       INVESTMENT                                                 ANNUALIZED
                                        ADVISORY    ADMINISTRATION   DISTRIBUTION      OTHER       EXPENSE
                                        FEES(2)        FEES(3)         FEES(4)      EXPENSES(5)     RATIO
                                       ----------   --------------   ------------   -----------   ----------
MUNICIPAL INCOME FUND
  Class I      Actual................    $2.01          $0.81           $  --          $0.14         0.59%
               Hypothetical(6).......    $2.04          $0.82           $  --          $0.15         0.59%
  Class A      Actual................    $2.01          $0.81           $1.25          $0.14         0.84%
               Hypothetical(6).......    $2.04          $0.82           $1.28          $0.15         0.84%
  Class B      Actual................    $2.00          $0.81           $4.51          $0.14         1.49%
               Hypothetical(6).......    $2.04          $0.82           $4.60          $0.15         1.49%
  Class C      Actual................    $2.00          $0.81           $4.51          $0.14         1.49%
               Hypothetical(6).......    $2.04          $0.82           $4.60          $0.15         1.49%
ARIZONA MUNICIPAL BOND FUND
  Class I      Actual................    $1.99          $0.81           $  --          $0.16         0.59%
               Hypothetical(6).......    $2.03          $0.82           $  --          $0.16         0.59%
  Class A      Actual................    $1.99          $0.81           $1.25          $0.16         0.84%
               Hypothetical(6).......    $2.03          $0.82           $1.27          $0.16         0.84%
  Class B      Actual................    $1.99          $0.81           $4.50          $0.16         1.49%
               Hypothetical(6).......    $2.03          $0.82           $4.59          $0.16         1.49%
KENTUCKY MUNICIPAL BOND FUND
  Class I      Actual................    $2.00          $0.81           $  --          $0.22         0.60%
               Hypothetical(6).......    $2.04          $0.82           $  --          $0.22         0.60%
  Class A      Actual................    $2.00          $0.81           $1.25          $0.22         0.85%
               Hypothetical(6).......    $2.04          $0.82           $1.28          $0.22         0.85%
  Class B      Actual................    $2.00          $0.81           $4.51          $0.21         1.50%
               Hypothetical(6).......    $2.04          $0.82           $4.60          $0.22         1.50%
LOUISIANA MUNICIPAL BOND FUND
  Class I      Actual................    $1.94          $0.81           $  --          $0.32         0.61%
               Hypothetical(6).......    $1.97          $0.82           $  --          $0.32         0.61%
  Class A      Actual................    $1.93          $0.81           $1.25          $0.31         0.86%
               Hypothetical(6).......    $1.97          $0.82           $1.28          $0.32         0.86%
  Class B      Actual................    $1.93          $0.81           $4.50          $0.31         1.51%
               Hypothetical(6).......    $1.97          $0.82           $4.59          $0.32         1.51%
MICHIGAN MUNICIPAL BOND FUND
  Class I      Actual................    $1.97          $0.81           $  --          $0.23         0.60%
               Hypothetical(6).......    $2.01          $0.82           $  --          $0.23         0.60%
  Class A      Actual................    $1.97          $0.81           $1.25          $0.23         0.85%
               Hypothetical(6).......    $2.01          $0.82           $1.28          $0.23         0.85%
  Class B      Actual................    $1.97          $0.81           $4.51          $0.23         1.50%
               Hypothetical(6).......    $2.01          $0.82           $4.59          $0.23         1.50%
OHIO MUNICIPAL BOND FUND
  Class I      Actual................    $1.95          $0.81           $  --          $0.25         0.60%
               Hypothetical(6).......    $1.98          $0.82           $  --          $0.26         0.60%
  Class A      Actual................    $1.95          $0.81           $1.25          $0.25         0.85%
               Hypothetical(6).......    $1.98          $0.82           $1.28          $0.26         0.85%
  Class B      Actual................    $1.94          $0.81           $4.51          $0.25         1.50%
               Hypothetical(6).......    $1.98          $0.82           $4.60          $0.26         1.50%
WEST VIRGINIA MUNICIPAL BOND FUND
  Class I      Actual................    $1.99          $0.81           $  --          $0.21         0.60%
               Hypothetical(6).......    $2.03          $0.82           $  --          $0.21         0.60%
  Class A      Actual................    $1.99          $0.81           $1.25          $0.21         0.85%
               Hypothetical(6).......    $2.03          $0.82           $1.28          $0.21         0.85%
  Class B      Actual................    $1.99          $0.81           $4.50          $0.21         1.50%
               Hypothetical(6).......    $2.03          $0.82           $4.59          $0.21         1.50%

------------

(1) Expenses are equal to the Class annualized expense ratio in the table above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(2) Investment Advisory Fees are paid to JPMorgan Investment Advisor, Inc. ("JPMIA"), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co., for investment advisory services. See Notes to Financial Statements for details.
(3) Administration Fees are paid to JPMorgan Funds Management, Inc. ("JPMFM"), an affiliate of JPMorgan Chase & Co., for various administrative services, including, among other things, fund accounting, shareholder and broker/dealer service support, providing office

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

 112

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF SHAREHOLDER EXPENSES
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
DECEMBER 31, 2004
(UNAUDITED)

    space for the Funds, preparing and filing various forms required by the Securities and Exchange Commission, and working with the other service providers to the Funds to implement policies established by the Board of Trustees. See Notes to Financial Statements for details.
(4) Distribution Fees are paid to JPMorgan Distribution Services, Inc. ("JPMFD"), an affiliate of JPMorgan Chase & Co., subject to distribution and shareholder servicing plans pursuant to Rule 12b-1 of the Investment Company Act of 1940. JPMFD then pays these fees to various financial intermediaries for sales of Fund share and/or providing services to you, the shareholder. Some distribution fees are retained by JPMFD for other distribution activities relating to the Funds. See Notes to Financial Statements for details.
(5) Other Expenses are paid to various service providers that are generally not affiliated with JPMorgan Chase & Co. The total dollar amount of these expenses for each Fund is shown in the Statement of Operations and includes items such as (i) custodian fees, (ii) legal fees, (iii) audit fees, (iv) Trustee fees and expenses, (v) transfer agent fees, (vi) registration fees, and (vii) printing and mailing fees.
(6) Represents the hypothetical 5% annual return before expenses.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SPECIAL MEETING OF SHAREHOLDERS
DECEMBER 31, 2004

A Special Meeting of Shareholders of One Group Mutual Funds (the "Trust") was held on January 20, 2005, at 522 Fifth Avenue, New York, New York 10036 for purposes of asking shareholders to consider the following proposals:

To approve amendments to One Group's Declaration of Trust to (i) remove the limitation on the maximum number of Trustees on the Board of Trustees, and (ii) permit further amendments to One Group's Declaration of Trust without the vote or consent of shareholders provided that such amendments do not adversely affect the economic value or legal rights of a shareholder. A majority of the shareholders of the Trust approved the amendments by the following votes:

                                                                                    BROKER
                                          FOR           AGAINST       ABSTAIN      NON-VOTES
                                     --------------   -----------   -----------   -----------
DECLARATION OF TRUST...............  24,805,053,948   887,689,275   916,523,093   708,523,637

To elect thirteen (13) Trustees for each One Group. A majority of the shareholders of the Trust approved the election of each Trustee by the following votes:

                                                                   FOR           AGAINST
                                                              --------------   -----------
William J. Armstrong........................................  26,841,442,090   476,347,862
Roland E. Eppley, Jr. ......................................  26,823,235,586   494,554,366
John F. Finn................................................  26,835,823,235   481,966,717
Dr. Matthew Goldstein.......................................  26,844,013,885   473,776,066
Robert J. Higgins...........................................  26,849,172,856   468,617,096
Peter C. Marshall...........................................  26,840,836,323   476,953,629
Marilyn McCoy...............................................  26,847,164,507   470,625,445
William G. Morton, Jr. .....................................  26,835,592,802   482,197,150
Robert A. Oden, Jr. ........................................  26,842,235,400   475,554,552
Fergus Reid, III............................................  26,829,843,240   487,946,712
Frederick W. Ruebeck........................................  26,838,308,997   479,480,955
James J. Schonbachler.......................................  26,842,107,425   475,682,527
Leonard M. Spalding, Jr. ...................................  26,829,799,417   487,990,535

To approve an Agreement and Plan of Reorganization and Redomiciliation ("Redomiciliation Agreement"), pursuant to which One Group and each of its series (each a "Fund" and, collectively, the "Funds") would be reorganized and redomiciled as separate series of JPMorgan Trust II, a newly-created Delaware statutory trust. A majority of the shareholders of the Trust approved the Agreement and Plan of Reorganization by the following votes:

                                                                                     BROKER
                                         FOR           AGAINST        ABSTAIN       NON-VOTES
                                    --------------   -----------   -------------   -----------
REORGANIZATION &
  REDOMICILIATION.................  25,126,061,483   408,639,962   1,074,564,870   708,523,637

To approve the amendment or elimination of certain fundamental investment restrictions of the Funds in order to modernize the Funds' investment restrictions and to increase their investment flexibility. A majority of the shareholders of the following Funds approved the proposals by the following votes:

    BORROWING MONEY

                                                                                       BROKER
                                                        FOR       AGAINST   ABSTAIN   NON-VOTES
                                                     ----------   -------   -------   ---------
One Group Short-Term Municipal Bond Fund...........  33,463,136   578,422   200,721   6,010,638
One Group Intermediate Tax-Free Bond Fund..........  43,989,638   252,046   124,220   1,313,882
One Group Tax-Free Bond Fund.......................  32,469,015   156,984    49,141     469,831
One Group Municipal Income Fund....................  76,958,276   473,971   320,426   2,917,355
One Group Arizona Municipal Bond Fund..............  12,536,592   110,967    32,610     296,949
One Group Kentucky Municipal Bond Fund.............   9,456,606     7,612    20,254     316,034
One Group Louisiana Municipal Bond Fund............   7,101,381   147,659   177,919     424,050
One Group Michigan Municipal Bond Fund.............  17,168,612   547,205    79,762     350,310
One Group Ohio Municipal Bond Fund.................  11,378,738   124,183   274,095   1,121,347
One Group West Virginia Municipal Bond Fund........   8,396,882     7,635    20,894     124,698

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

 114

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SPECIAL MEETING OF SHAREHOLDERS, CONTINUED
(UNAUDITED) DECEMBER 31, 2004

    INVESTMENTS IN COMMODITIES AND COMMODITY CONTRACTS

                                                                                       BROKER
                                                        FOR       AGAINST   ABSTAIN   NON-VOTES
                                                     ----------   -------   -------   ---------
One Group Short-Term Municipal Bond Fund...........  33,464,763   399,271   378,245   6,010,638
One Group Intermediate Tax-Free Bond Fund..........  43,925,318   325,495   115,091   1,313,882
One Group Tax-Free Bond Fund.......................  32,459,702   153,595    61,842     469,831
One Group Municipal Income Fund....................  76,988,871   462,339   301,462   2,917,355
One Group Arizona Municipal Bond Fund..............  12,534,179   113,380    32,610     296,949
One Group Kentucky Municipal Bond Fund.............   9,456,819     9,325    18,328     316,034
One Group Louisiana Municipal Bond Fund............   7,110,424   119,006   197,528     424,050
One Group Michigan Municipal Bond Fund.............  17,121,818   585,479    88,282     350,310
One Group Ohio Municipal Bond Fund.................  11,430,112   110,673   236,231   1,121,347
One Group West Virginia Municipal Bond Fund........   8,400,983     7,635    16,793     124,698

    INVESTMENTS FOR PURPOSES OF CONTROL

                                                                                       BROKER
                                                        FOR       AGAINST   ABSTAIN   NON-VOTES
                                                     ----------   -------   -------   ---------
One Group Short-Term Municipal Bond Fund...........  33,658,007   382,254   202,018   6,010,638
One Group Intermediate Tax-Free Bond Fund..........  43,963,034   261,683   141,187   1,313,882
One Group Tax-Free Bond Fund.......................  32,478,568   153,319    43,252     469,831
One Group Municipal Income Fund....................  77,105,900   328,301   318,472   2,917,355
One Group Arizona Municipal Bond Fund..............  12,539,207   108,352    32,610     296,949
One Group Kentucky Municipal Bond Fund.............   9,457,926     9,325    17,221     316,034
One Group Louisiana Municipal Bond Fund............   7,108,516   123,670   194,772     424,050
One Group Michigan Municipal Bond Fund.............  17,400,225   303,889    91,465     350,310
One Group Ohio Municipal Bond Fund.................  11,434,270    90,888   251,858   1,121,347
One Group West Virginia Municipal Bond Fund........   8,403,627     4,991    16,793     124,698

To approve or disapprove the Agreement and Plan of Reorganization of the Intermediate Tax-Free Bond Fund. A majority of the Shareholders of Intermediate Tax-Free Bond Fund approved the Agreement and Plan of Reorganization by the following votes:

                                                                                       BROKER
                                                        FOR       AGAINST   ABSTAIN   NON-VOTES
                                                     ----------   -------   -------   ---------
One Group Intermediate Tax-Free Bond Fund..........  44,139,491   106,763   119,649   1,313,882

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

                      (This page intentionally left blank)

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

 116

                      (This page intentionally left blank)

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
                                                                            2004

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

CONTACT JPMORGAN FUNDS DISTRIBUTION SERVICES AT 1-800-480-4111 FOR A FUND PROSPECTUS. YOU CAN ALSO VISIT US AT WWW.JPMORGANFUNDS.COM. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES AND RISK AS WELL AS CHARGES AND EXPENSES OF THE MUTUAL FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE MUTUAL FUND. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

No sooner than 30 days after the end of each month, the Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the Fund's website at www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the Commission's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record for the 12-month period ended June 30, 2004 is available on the SEC's website at www.sec.gov or at the Fund's website at www.jpmorgan.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

                                             [JPMorgan Logo]
                                             ASSET MANAGEMENT
TOG-F-043 (2/05)

                               SEMI-ANNUAL REPORT
                       SIX MONTHS ENDED DECEMBER 31, 2004









                                 JPMorgan Funds








                                     BOND
                                     FUNDS









                                                             [JPMORGAN LOGO]
                                                             Asset Management

ONE GROUP BOND FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Schedules of Portfolio Investments .........................    2

Statements of Assets and Liabilities .......................  141

Statements of Operations ...................................  143

Statements of Changes in Net Assets ........................  145

Financial Highlights .......................................  152

Notes to Financial Statements ..............................  166

Shareholder Expense Examples................................  177

Special Meeting of Shareholders.............................  180

IMPORTANT FUND FAMILY UPDATE

As was discussed in prior correspondence, the former JPMorgan Funds and One Group Funds were integrated on February 19, 2005. As shareholders, we hope you share our enthusiasm regarding our "new" fund family resulting from this successful integration. Over the next few weeks and months, you will be hearing more about our integration, and our newly combined fund family. Although the name has changed, our dedication to our investors is steadfast.

This Semi-Annual Report includes the One Group Mutual Funds' financial statements for the semi-annual period ended December 31, 2004 and as such uses the former One Group Fund names. Going forward we will be reporting using the new fund names. To learn more, see the "Subsequent Events" section of the "Notes to Financial Statements" portion of this book, which lists the new fund names.

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

 2

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
 ASSET BACKED SECURITIES (20.9%):
 11,710     Ace Securities Corp.,
              Series 01-HE1, Class M1, 3.41%,
              11/20/31*......................     11,779
  4,529     Ace Securities Corp.,
              Series 02-HE1, Class M1, 3.62%,
              10/25/32*......................      4,624
    631     Ace Securities Corp.,
              Series 02-HE1, Class A, 2.76%,
              6/25/35*.......................        631
    810     Advanta Mortgage Loan Trust,
              Series 99-4, Class A, 2.79%,
              11/25/29*......................        809
  3,165     Aegis Asset Backed Securities
              Trust, Series 04-1, Class A,
              2.77%, 4/25/34*................      3,161
    848     American Business Financial
              Services, Series 98-4, Class
              A2, 3.37%, 1/25/30*............        853
  2,000     American Express Credit Account
              Master Trust, Series 00-3,
              Class B, 2.75%, 11/15/07*......      2,001
  2,693     American Residential Home Equity
              Loan Trust, Series 98-1, Class
              M1, 2.87%, 5/25/29*............      2,694
  2,141     Americredit Automobile
              Receivables Trust, Series 02-1,
              Class A3, 4.23%, 10/6/06.......      2,144
  5,000     Americredit Automobile
              Receivables Trust, Series 02-D,
              Class A4, 3.40%, 4/13/09.......      5,002
  1,026     Amortizing Residential Collateral
              Trust, Series 02-BC4, Class A,
              2.71%, 7/25/32*................      1,025
 10,000     Amortizing Residential Collateral
              Trust, Series 02-BC6, Class M1,
              3.17%, 8/25/32*................     10,069
 10,378     Amortizing Residential Collateral
              Trust, Series 02-BC9, Class M1,
              3.52%, 12/25/32*...............     10,576
  1,044     Amresco Residential Securities
              Mortgage Loan, Series 97-1,
              Class M1A, 2.93%, 3/25/27*.....      1,044
  2,169     Amresco Residential Securities
              Mortgage Loan, Series 97-2,
              Class M1A, 2.97%, 6/25/27*.....      2,169
  8,194     Amresco Residential Securities
              Mortgage Loan, Series 98-1,
              Class M1A, 3.06%, 1/25/28*.....      8,224
  5,965     Amresco Residential Securities
              Mortgage Loan, Series 98-3,
              Class M1A, 2.84%, 9/25/28*.....      5,966

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
ASSET BACKED SECURITIES, CONTINUED:
    580     Banc One Heloc Trust, Series
              99-1, Class A, 2.67%,
              4/20/20 (c)*...................        581
  2,186     Bayview Financial Acquisition
              Trust, Series 02-CA, Class M1,
              3.17%, 5/25/32 (b)*............      2,193
  2,562     Bayview Financial Acquisition
              Trust, Series 03-BA, Class A1,
              2.90%, 4/25/33 (b)*............      2,566
  5,000     Bayview Financial Acquisition
              Trust, Series 02-BA, Class A1,
              2.92%, 3/25/35 (b)*............      5,005
    673     Bayview Financial Acquisition
              Trust, Series 98-A, Class A,
              2.77%, 2/25/38*................        674
 10,379     Bayview Financial Acquisition
              Trust, Series 03-F, Class A,
              2.92%, 9/28/43*................     10,420
 11,160     Bear Stearns Asset Backed
              Securities, Inc., Series
              03-SD1, Class A, 2.87%,
              12/25/33*......................     11,197
  5,000     Capital One Master Trust,
              Series 02-3A, Class C, 3.75%,
              2/15/08 (b)*...................      5,010
  5,000     Capital One Master Trust,
              Series 02-4A, Class C, 3.95%,
              3/15/10 (b)*...................      5,106
  2,000     Capital One Master Trust,
              Series 01-1, Class C, 3.57%,
              12/15/10 (b)*..................      2,039
  5,000     Capital One Multi-Asset Execution
              Trust, Series 02-B1, Class B1,
              3.08%, 7/15/08*................      5,013
  3,000     Centex Home Equity Loan Trust,
              Series 02-A, Class MV1, 3.27%,
              1/25/32*.......................      3,019
    241     Centex Home Equity Loan Trust,
              Series 02-B, Class AV1, 2.68%,
              4/25/32*.......................        241
    250     Chase Credit Card Master Trust,
              Series 00-3, Class B, 2.75%,
              1/15/08*.......................        250
  5,000     Chase Credit Card Master Trust,
              Series 03-1, Class C, 3.50%,
              4/15/08*.......................      5,039
  2,000     Chase Funding Loan Acquisition
              Trust, Series 01-AD1, Class
              2M1, 3.27%, 11/25/30*..........      2,012
  3,760     Chase Funding Loan Acquisition
              Trust, Series 02-C1, Class
              IIM1, 3.10%, 1/25/32*..........      3,767

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
ASSET BACKED SECURITIES, CONTINUED:
  2,500     Circuit City Credit Card Master
              Trust, Series 02-1, Class B,
              3.30%, 4/15/10*................      2,500
  8,000     Citibank Credit Card Issuance
              Trust, Series 02-C1, Class C,
              3.20%, 2/9/09*.................      8,107
  1,589     Conseco Finance, Series 01-B,
              Class 1M1, 7.27%, 6/15/32......      1,628
  2,714     Countrywide Asset Backed
              Certificates, Series 01-BC2,
              Class M1, 3.07%, 7/25/31*......      2,718
  1,283     Countrywide Asset Backed
              Certificates, Series 01-1,
              Class MV, 3.37%, 7/25/31*......      1,285
  1,243     Countrywide Asset Backed
              Certificates, Series 01-BC2,
              Class M2, 3.42%, 7/25/31*......      1,247
  5,000     Countrywide Asset Backed
              Certificates, Series 02-3,
              Class M1, 3.17%, 3/25/32*......      5,025
  2,656     Countrywide Asset Backed
              Certificates, Series 02-BC2,
              Class A, 2.69%, 4/25/32*.......      2,661
  1,526     Countrywide Asset Backed
              Certificates, Series 02-BC1,
              Class A, 2.75%, 4/25/32*.......      1,528
  1,377     Countrywide Asset Backed
              Certificates, Series 01-4,
              Class A, 2.76%, 4/25/32*.......      1,379
  8,775     Countrywide Asset Backed
              Certificates, Series 01-4,
              Class M1, 3.27%, 4/25/32*......      8,807
  1,219     Countrywide Asset Backed
              Certificates, Series 02-1,
              Class A, 2.70%, 8/25/32*.......      1,220
  6,594     Countrywide Asset Backed
              Certificates, Series 03-BC2,
              Class 2A1, 2.72%, 6/25/33*.....      6,596
 10,000     Countrywide Asset Backed
              Certificates, Series 03-BC5,
              Class M1, 3.12%, 9/25/33*......     10,072
  3,520     Countrywide Home Equity Loan
              Trust, Series 01-A, Class A,
              2.64%, 4/15/27*................      3,519
  2,499     Credit-Based Asset Servicing &
              Securities, Series 03-CB4,
              Class AV1, 2.79%, 4/25/33*.....      2,501
  3,000     Credit-Based Asset Servicing &
              Securities, Series 04-CB2,
              Class M1, 2.94%, 7/25/33*......      3,000

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
ASSET BACKED SECURITIES, CONTINUED:
 10,000     Credit-Based Asset Servicing &
              Securities, Series 04-CB2,
              Class AV3, 2.73%, 9/25/33*.....     10,000
  5,000     Crown CLO, Series 02-1A, Class
              A2, 2.64%, 1/22/13 (b)*........      5,000
  5,000     Crown CLO, Series 02-1A, Class C,
              4.09%, 1/22/13 (b)*............      4,985
  1,024     FFCA Secured Lending Corp.,
              Series 99-1A, Class B2, 3.41%,
              9/18/25 (b)*...................        959
  2,264     First Franklin Mortgage Loan
              Asset Backed Certificates,
              Series 02-FF1, Class M1, 3.12%,
              4/25/32*.......................      2,277
 20,000     First Franklin Mortgage Loan
              Asset Backed Certificates,
              Series 02-FF4, Class M1, 3.47%,
              2/25/33*.......................     20,214
  2,000     First USA Credit Card Master
              Trust, Series 98-4, Class B,
              2.71%, 3/18/08*................      2,002
  5,000     Fleet Commercial Loan Master,
              LLC, Series 00-1A, Class B2,
              2.87%, 11/16/07 (b)*...........      5,001
  4,500     Fleet Commercial Loan Master,
              LLC, Series 02-1A, Class A2,
              2.64%, 11/16/09 (b)*...........      4,506
  1,900     Fleet Commercial Loan Master,
              LLC, Series 02-1A, Class C1,
              4.39%, 11/16/09 (b)*...........      5,007
  5,000     Fleet Commercial Loan Master,
              LLC, Series 03-1A, Class A2,
              2.64%, 11/16/10 (b)*...........      8,008
  8,000     GMAC Mortgage Corporation Loan
              Trust, Series 02-HE3, Class A3,
              2.70%, 9/25/32*................      1,902
    438     GMAC Mortgage Corporation Loan
              Trust, Series 02-GH1, Class A1,
              2.72%, 8/25/33*................        437
  1,773     Home Equity Mortgage Trust,
              Series 04-1, Class A1, 2.78%,
              6/25/34*.......................      1,773
 10,000     Household Automotive Trust,
              Series 02-2, Class A4, 2.71%,
              7/17/09*.......................     10,031
  1,452     Household Home Equity Loan Trust,
              Series 01-1, Class M, 2.96%,
              1/20/31*.......................      1,452
  3,000     Household Private Label Credit
              Card Master Note, Series 02-3,
              Class B, 3.65%, 9/15/09*.......      3,022

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 4

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
ASSET BACKED SECURITIES, CONTINUED:
    942     Lehman Home Equity Loan Trust,
              Series 98-1, Class A1, 7.00%,
              5/25/28........................        941
  3,500     MBNA Credit Card Master Note
              Trust, Series 01-C1, Class C1,
              3.45%, 10/15/08*...............      3,530
    250     MBNA Master Credit Card Trust,
              Series 00-A, Class C, 7.90%,
              7/16/07 (b)....................        251
    250     MBNA Master Credit Card Trust,
              Series 00-I, Class C, 7.65%,
              1/15/08 (b)....................        257
  7,500     MBNA Master Credit Card Trust,
              Series 00-K, Class C, 3.20%,
              3/17/08 (b)*...................      7,498
  5,000     MBNA Master Credit Card Trust,
              Series 01-B1, Class B1, 2.78%,
              10/15/08*......................      5,011
  5,000     MBNA Master Credit Card Trust,
              Series 03-C2, Class C2, 4.00%,
              6/15/10*.......................      5,180
    114     Merrill Lynch Home Equity Loan,
              Series 97-1, Class A, 2.60%,
              9/25/27*.......................        113
  4,670     Morgan Stanley Capital I, Series
              03-NC6, Class A2, 2.78%,
              6/25/33*.......................      4,673
  6,000     Morgan Stanley Capital I, Series
              03-NC6, Class M1, 3.22%,
              6/25/33*.......................      6,068
  2,500     National City Credit Card Master
              Trust, Series 02-1, Class B,
              2.90%, 1/15/09*................      2,517
    903     Nationslink Funding Corp., Series
              99-SL, Class A1V, 2.72%,
              11/10/30*......................        903
  7,622     Nellie Mae, Inc., Series 96-1,
              Class CTFS, 3.03%, 12/15/18*...      7,654
 13,187     New Century Home Equity Loan
              Trust, Series 03-5, Class AII,
              2.82%, 11/25/33*...............     13,211
    294     Onyx Acceptance Auto Trust,
              Series 02-C, Class A3, 3.29%,
              9/15/06........................        294
  5,000     Option One Mortgage Loan Trust,
              Series 02-4, Class M1, 3.02%,
              7/25/32*.......................      5,020
     42     PNC Student Loan Trust I, Series
              97-2, Class A7, 6.73%,
              1/25/07........................         43

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
ASSET BACKED SECURITIES, CONTINUED:
  3,500     Providian Gateway Master Trust,
              Series 02-B, Class A, 3.10%,
              6/15/09 (b)*...................      3,523
    506     Providian Home Equity Loan Trust,
              Series 99-1, Class A, 2.71%,
              6/25/25*.......................        507
 11,320     Residential Asset Mortgage
              Products, Inc., Series 03-RS2,
              Class AII, 2.76%, 3/25/33*.....     11,331
 10,000     Residential Asset Mortgage
              Products, Inc., Series 04-RS1,
              Class MII1, 3.10%, 1/25/34*....     10,005
 11,537     Residential Asset Securities
              Corp., Series 03-KS10, Class
              AIIB, 2.77%, 12/25/33*.........     11,555
 10,502     Residential Funding Mortgage
              Securities, Inc., Series
              01-HI2, Class AI7, 6.94%,
              4/25/26........................     11,055
  5,000     Residential Funding Mortgage
              Securities, Inc., Series
              01-HI4, Class A7, 6.74%,
              10/25/26.......................      5,267
  4,280     Residential Funding Mortgage
              Securities, Inc., Series
              03-HS1, Class AII, 2.71%,
              12/25/32*......................      4,284
  1,628     Saxon Asset Securities Trust,
              Series 00-1, Class MV2, 3.24%,
              2/25/30*.......................      1,635
 10,000     Sears Credit Account Master
              Trust, Series 01-3, Class A,
              2.65%, 9/15/10*................     10,008
  5,335     Standard Credit Card Master
              Trust, Series 94-2, Class A,
              7.25%, 4/7/08..................      5,600
  3,903     Structured Asset Investment Loan
              Trust, Series 03-BC2, Class A3,
              2.77%, 4/25/33*................      3,908
  5,000     Student Loan Marketing
              Association, Series 97-3, Class
              A3, 3.10%, 10/25/12*...........      5,005
  1,000     Student Loan Marketing
              Association, Series 98-1,
              3.24%, 4/25/14*................      1,012
    573     Toyota Auto Receivables Owner
              Trust, Series 02-B, Class A3,
              3.76%, 6/15/06.................        574
  3,250     Wachovia Asset Securitization,
              Inc., Series 02-HE1, Class A,
              2.79%, 9/27/32*................      3,250
    955     WFS Financial Owner Trust, Series
              02-2, Class A3, 3.81%,
              2/20/07........................        957

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
ASSET BACKED SECURITIES, CONTINUED:
  5,000     WFS Financial Owner Trust, Series
              02-2, Class A4, 4.50%,
              2/20/10........................      5,064
                                               ---------
  Total Asset Backed Securities                  444,976
                                               ---------
COLLATERALIZED MORTGAGE OBLIGATIONS (33.9%):
    598     American Housing Trust, Series
              VII, Class D, 9.25%,
              11/25/20.......................        630
    367     Bank of America Mortgage
              Securities, Series 03-5, Class
              2A8, 2.87%, 7/25/18*...........        367
 18,596     Bayview Commercial Asset Trust,
              Series 04-1, Class A, 2.78%,
              4/25/34 (b)*...................     18,561
  4,882     Bear Stearns, 3.09%, 11/25/34*...      4,888
  5,000     Bear Stearns Adjustable Rate
              Mortgage Trust, Series 04-4,
              Class A5, 3.52%, 6/25/34*......      4,882
  8,427     Bear Stearns Alt-A Trust, Series
              02-2, Class M1, 3.12%,
              1/25/33*.......................      8,441
  7,416     Bear Stearns Alt-A Trust, Series
              02-2, Class M2, 3.42%,
              1/25/33*.......................      7,439
  3,000     Bear Stearns Commercial Mortgage
              Securities, 2.86%, 9/15/19.....      3,000
    224     BHN Mortgage Fund, Series 97-1,
              Class A1, 0.00%, 3/25/11 (b)
              (d) (e)*.......................         11
     31     BHN Mortgage Fund, Series 97-2,
              Class A2, 7.54%, 5/31/17 (b)
              (d) (e)........................          3
    992     Cendant Mortgage Corp., Series
              01-A, Class A2, 2.92%,
              1/25/32 (b)*...................        993
 11,701     Cendant Mortgage Corp., Series
              03-8, Class 1A2, 5.25%,
              10/25/33.......................     11,785
  4,781     Chase Mortgage Finance Corp.,
              Series 03-S7, Class A4, 2.82%,
              8/25/18*.......................      4,754
     58     Chemical Mortgage Acceptance
              Corp., Series 88-2, Class A,
              7.41%, 5/25/18*................         58
    762     Citicorp Mortgage Securities,
              Inc., Series 94-9, Class A4,
              5.75%, 6/25/09.................        764
    598     Citicorp Mortgage Securities,
              Inc., Series 88-17, Class A1,
              3.66%, 11/25/18*...............        597
    193     Collateralized Mortgage
              Obligation Trust, Series 50,
              Class B, 0.00%, 10/1/18, PO....        169

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
    295     Collateralized Mortgage
              Obligation Trust, Series 49,
              Class C, 9.00%, 10/1/18........        295
 14,494     Countrywide Alternative Loan
              Trust, 4.95%, 12/25/34*........     14,589
 28,079     Countrywide Home Equity Loan
              Trust, Series 04-A, Class A,
              2.62%, 4/15/30*................     28,063
 46,312     Countrywide Home Loans, Series
              03-R4, Class 1A2F, 2.97%,
              3/25/24 (b)*...................     46,398
  4,694     Countrywide Home Loans, Series
              02-HYB2, Class M, 4.79%,
              9/19/32*.......................      4,637
 10,088     Countrywide Home Loans, Series
              03-21, Class 1A1, 4.14%,
              5/25/33*.......................     10,105
 11,125     Countrywide Home Loans, Series
              04-15, Class 4A, 4.73%,
              10/20/34, IF*..................     11,107
 17,674     Countrywide Home Loans, 2.76%,
              1/20/35*.......................     17,690
    391     Credit Suisse First Boston
              Mortgage Securities Corp.,
              Series 01-FL2A, Class C, 3.15%,
              9/15/13 (b)*...................        391
     65     Credit Suisse First Boston
              Mortgage Securities Corp.,
              Series 01-26, Class 3A1, 7.50%,
              11/25/31.......................         65
    865     Credit Suisse First Boston
              Mortgage Securities Corp.,
              Series 02-AR2, Class 1B2,
              6.19%, 2/25/32*................        875
  9,000     Credit Suisse First Boston
              Mortgage Securities Corp.,
              Series 03-AR22, Class 2A3,
              4.11%, 9/25/33*................      8,949
  8,720     Credit Suisse First Boston
              Mortgage Securities Corp.,
              Series 03-AR24, Class 2A4,
              4.14%,
              10/25/33*......................      8,720
  8,764     Credit Suisse First Boston
              Mortgage Securities Corp.,
              Series 04-5, Class 1A8, 6.00%,
              9/25/34........................      8,971
 18,909     Deutsche ALT-A Securities, Inc.,
              Series 03-4XS, Class A2, 3.37%,
              10/25/33.......................     18,874
  8,925     First Horizon Mortgage
              Pass-Through Trust, 4.96%,
              2/25/35, Ser. 2004-AR7, Class
              2A1*...........................      9,028
  1,054     First Republic Mortgage Loan
              Trust, Series 00-FRB1, Class
              B1, 2.92%, 6/25/30*............      1,059

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 6

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
  5,747     First Republic Mortgage Loan
              Trust, Series 00-FRB2, Class
              A1, 2.65%, 11/15/30*...........      5,700
  1,430     Impac CMB Trust, Series 02-5,
              Class A1, 2.79%, 7/25/32*......      1,431
  3,364     Impac CMB Trust, Series 02-2,
              Class A1, 2.70%, 8/25/32*......      3,367
  2,005     Impac CMB Trust, Series 03-3,
              Class M1, 3.27%, 1/25/33*......      2,017
  3,308     Impac CMB Trust, Series 02-8,
              Class A, 2.88%, 3/25/33*.......      3,319
  7,131     Impac CMB Trust, Series 03-12,
              Class M1, 3.07%, 12/25/33*.....      7,139
  9,657     Impac CMB Trust, Series 04-3,
              Class 3A, 2.74%, 3/25/34*......      9,657
  3,765     Impac CMB Trust, Series 04-1,
              Class A1, 2.75%, 3/25/34*......      3,777
  1,882     Impac CMB Trust, Series 04-1,
              Class A2, 2.87%, 3/25/34*......      1,886
  4,643     Impac CMB Trust, Series 04-3,
              Class M2, 2.94%, 6/25/34*......      4,631
  9,241     Impac CMB Trust, Series 04-6,
              Class 1A2, 2.81%,
              10/25/34*......................      9,232
    233     Impac Secured Assets CMN Owner
              Trust, Series 92-2, Class A7,
              7.50%, 1/25/30.................        233
  7,012     Irwin Home Equity, Series 04-1,
              Class 1A1, 2.74%,
              12/25/24*......................      7,010
  8,218     Lehman Brothers, Series 03-LLFA,
              Class E, 3.30%,
              12/14/14 (b)*..................      8,271
  7,306     Long Beach Mortgage Loan Trust,
              Series 03-3, Class A, 2.74%,
              7/25/33*.......................      7,315
  4,719     Master Adjustable Rate Mortgages
              Trust, Series 04-36, Class 4A1,
              5.00%, 7/25/19.................      4,757
 11,840     Master Adjustable Rate Mortgages
              Trust, Series 03-3, Class 3A3,
              4.81%, 9/25/33*................     11,859
 20,951     Master Asset Securitization
              Trust, Series 03-12, Class 2A1,
              4.50%, 12/25/13................     20,975
  9,179     Master Seasoned Securities Trust,
              Series 03-A, Class 3A2, 2.82%,
              2/25/33*.......................      9,197
 18,240     MASTR Adjustable Rate Mortgage
              Trust, 4.29%, 10/25/33*........     18,118

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
  2,243     MASTR Adjustable Rate Mortgage
              Trust, 2.81%, 3/25/34*.........      2,244
  7,231     MASTR Adjustable Rate Mortgage
              Trust, 3.82%, 12/21/34, Ser.
              2004-7, Class 30, PO*..........      7,190
  1,351     Mellon Residential Funding Corp.,
              Series 02-TBC1, Class B1,
              3.40%, 9/15/30*................      1,357
    675     Mellon Residential Funding Corp.,
              Series 02-TBC1, Class B2,
              3.80%, 9/15/30*................        677
  7,491     Mellon Residential Funding Corp.,
              Series 01-TBC1, Class B1,
              3.28%, 11/15/31*...............      7,593
  3,500     Mellon Residential Funding Corp.,
              Series 02-TBC2, Class B1,
              3.25%, 8/15/32*................      3,522
  1,367     Merrill Lynch Trust, Series 47,
              Class Z, 8.99%, 10/20/20.......      1,433
 24,517     MLCC Mortgage Investors, Inc.,
              Series 04-D, Class A1, 2.75%,
              8/25/34*.......................     24,516
  5,468     MLCC Mortgage Investors, Inc.,
              4.77%, 12/25/34*...............      5,488
 22,000     Morgan Stanley Capital, 2.73%,
              1/25/35*.......................     22,000
  3,255     Morgan Stanley Capital I, Series
              96-WF1, Class A3, 7.70%,
              11/15/28 (b)*..................      3,341
  5,806     Morgan Stanley Dean Witter,
              Series 03-HYB1, Class A4,
              4.20%, 3/25/33*................      5,850
  3,307     Morgan Stanley Dean Witter,
              Series 03-HYB1, Class B1,
              4.25%, 3/25/33*................      3,343
  6,000     Morgan Stanley Mortgage Loan
              Trust, Series 04-5AR, Class G4,
              4.64%, 7/25/34*................      6,040
  4,627     Morgan Stanley Mortgage Loan
              Trust, Series 04-5AR, Class
              3A3, 4.64%, 7/25/34*...........      4,629
 10,000     Naac Reperforming Loan Remic
              Trust Certification, 2.87%,
              2/25/35 (b)*...................     10,009
 18,626     Nomura Asset Acceptance Corp.,
              Series 04-A3, Class AIO, 5.15%,
              3/25/06, IO*...................        797
  2,838     Nomura Asset Acceptance Corp.,
              Series 03-A3, Class A1, 5.00%,
              8/25/33........................      2,822

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 12,900     Nomura Asset Acceptance Corp.,
              Series 04-AP1, Class AIO,
              5.00%, 3/25/34, IO*............        478
 15,474     Nomura Asset Acceptance Corp.,
              Series 04-R1, Class A1, 6.50%,
              3/25/34 (b)....................     16,180
  4,067     Nomura Asset Acceptance Corp.,
              Series 04-AR1, Class VA1,
              2.80%, 8/25/34*................      4,075
  1,937     Residential Accredited Loans,
              Inc., Series 98-QS3, Class M1,
              6.50%, 2/25/13.................      1,934
  8,871     Residential Accredited Loans,
              Inc., Series 04-QS3, Class CB,
              5.00%, 3/25/19.................      8,948
    500     Residential Accredited Loans,
              Inc., Series 02-QS14, Class A8,
              2.97%, 9/25/32*................        501
     54     Salomon Brothers Mortgage
              Securities Trust VII, Series
              00-UP1, Class A2, 8.00%,
              9/25/30........................         56
  1,188     Salomon Brothers Mortgage
              Securities Trust VII, Series
              01-CB1, Class A, 2.68%,
              2/25/31 (b)*...................      1,188
    222     Securitized Asset Sales, Inc.,
              Series 93-7, Class TA3, 6.25%,
              11/25/23.......................        221
  2,728     Sequoia Mortgage Trust, Series
              11, Class A, 2.86%,
              12/20/32*......................      2,741
  3,918     Sequoia Mortgage Trust, Series
              12, Class A, 2.86%, 1/20/33*...      3,935
  7,647     Sequoia Mortgage Trust, Series
              03-3, Class A2, 3.07%,
              7/20/33*.......................      7,654
  9,924     Structured Asset Mortgage
              Investments, Inc., Series
              02-AR2, Class A3, 2.91%,
              7/19/32*.......................     10,012
  4,358     Structured Asset Mortgage
              Investments, Inc., Series
              04-AR1, Class 1A1, 2.76%,
              3/19/34*.......................      4,340
 13,714     Structured Asset Securities
              Corp., Series 04-4XS, Class
              AIO, 3.91%, 1/25/06, IO*.......        145
     35     Structured Asset Securities
              Corp., Series 01-8A, Class 1A1,
              8.00%, 5/25/31.................         35
  1,031     Structured Asset Securities
              Corp., Series 02-HF1, Class A,
              2.71%, 1/25/33*................      1,031
  9,915     Structured Asset Securities
              Corp., Series 03-8, Class 2A9,
              2.92%, 4/25/33*................      9,913

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
  7,749     Structured Asset Securities
              Corp., Series 03-40A, Class 4A,
              5.44%, 1/25/34*................      7,717
  8,625     Thornburg Mortgage Securities
              Trust, Series 04-2, Class A4,
              2.76%, 6/25/44, IF*............      8,623
  5,963     Washington Mutual, Series 03-S12,
              Class 2A, 4.75%, 11/25/18......      5,959
  1,250     Washington Mutual, Series 02-AR4,
              Class A7, 5.50%, 4/26/32*......      1,250
  5,564     Washington Mutual, Series
              02-AR15,
              Class A5, 4.38%, 12/25/32*.....      5,594
  5,000     Washington Mutual, Series 03-AR3,
              Class A5, 3.93%, 4/25/33*......      4,977
 17,134     Washington Mutual, Series 04-AR3,
              Class A1, 3.92%, 6/25/34*......     16,720
  8,692     Washington Mutual, Series
              04-AR11, Class A, 4.67%,
              10/25/34*......................      8,663
 12,400     Washington Mutual Mortgage,
              4.28%, 1/25/35*................     12,301
  8,022     Wells Fargo Mortgage Backed
              Securities Trust, Series 04-2,
              Class A1, 5.00%, 1/25/19.......      8,087
  9,969     Wells Fargo Mortgage Backed
              Securities Trust, Series 04-7,
              Class 2A2, 5.00%, 7/25/19......     10,078
  3,329     Wells Fargo Mortgage Backed
              Securities Trust, Series 04-8,
              Class PT, 5.00%, 8/25/19.......      3,363
  6,518     Wells Fargo Mortgage Backed
              Securities Trust, Series 03-F,
              Class A1, 4.92%, 6/25/33*......      6,522
  7,489     Wells Fargo Mortgage Backed
              Securities Trust, Series 03-K,
              Class 1A2, 4.50%,
              11/25/33*......................      7,388
 25,900     Wells Fargo Mortgage Backed
              Securities Trust, Series 03-K,
              Class 2A2, 4.52%, 11/25/33*....     25,689
  4,263     Wells Fargo Mortgage Backed
              Securities Trust, Series 04-H,
              Class A2, 4.54%, 6/25/34*......      4,184
    374     Westpac Securitization Trust,
              Series 99-1G, Class A, 2.53%,
              5/19/30*.......................        373
                                               ---------
  Total Collateralized Mortgage Obligations      720,775
                                               ---------

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 8

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
 CORPORATE BONDS (2.1%):
Airlines (0.3%):
  4,518     American Airlines, Series 02-1,
              Class G, 3.15%, 3/23/09*.......      4,528
    738     Delta Airlines, Inc., 2.85%,
              1/25/08........................       742*
    300     Delta Airlines, Inc., Series
              02-1,
            Class G2, 6.42%, 7/2/12..........        313
    495     United Airlines, Inc., Series
              00-1, Class A1, 7.78%,
              7/1/15 (e).....................        439
                                               ---------
                                                   6,022
                                               ---------
Banking, Finance & Insurance (1.6%):
  2,500     Banc of America, 2.53%,
              6/15/18 (b)*...................      2,500
  3,000     Banponce Corp., 6.75%,
              12/15/05.......................      3,081
  3,993     Bayview Commercial Asset Trust,
              2.84%, 1/25/35 (b)*............      3,993
  1,000     Bear Stearns Co., Inc., 6.25%,
              7/15/05........................      1,018
  1,000     Ford Motor Credit Co., 2.51%,
              7/18/05, Series MTN*...........        999
  7,000     GMAC, 4.23%, 5/19/05*............      7,032
  2,080     GMAC, 6.13%, 9/15/06.............      2,132
    255     GMAC, 7.25%, 3/2/11..............        267
  1,000     Household Finance Corp., 7.88%,
              3/1/07.........................      1,088
  5,000     Merrill Lynch & Co., 6.25%,
              10/1/14*.......................      4,925
    400     MGIC Investment Corp., 6.00%,
              3/15/07........................        420
  1,150     Morgan Stanley Dean Witter,
              5.80%, 4/1/07..................      1,206
  1,250     Popular North America, Inc.,
              Series E, 6.13%, 10/15/06......      1,303
  4,000     Popular North America, Inc.,
              4.25%, 4/1/08..................      4,038
  1,195     Unionbancal Corp., 5.75%,
              12/1/06........................      1,249
                                               ---------
                                                  35,251
                                               ---------
Multimedia (0.1%):
  2,000     AOL Time Warner, Inc., 5.63%,
              5/1/05.........................      2,018
                                               ---------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Utilities (0.1%):
    700     Appalachian Power Co., Series E,
              4.80%, 6/15/05.................        706
    400     DTE Energy Co., 7.05%, 6/1/11....        453
    400     Exelon Generation Co., LLC,
              6.95%, 6/15/11.................        451
                                               ---------
                                                   1,610
                                               ---------
  Total Corporate Bonds                           44,901
                                               ---------
U.S. GOVERNMENT AGENCY MORTGAGES (40.9%):
Fannie Mae (27.7%):
     17     5.75%, 9/1/06, Pool #411526......         17
  1,022     8.00%, 11/25/06, Series 91-150,
              Class G........................      1,051
    323     2.76%, 10/25/07, Series 92-187,
              Class FA*......................        324
  1,000     3.92%, 10/25/07, Series 92-179,
              Class FB*......................      1,019
    530     3.80%, 11/25/07, Series 92-190,
              Class F*.......................        535
    240     7.00%, 1/1/08, Pool #124660......        250
    143     6.00%, 3/25/08, Series 93-209,
              Class H........................        142
    106     2.81%, 5/25/08, Series 93-93,
              Class FC*......................        105
    134     6.50%, 9/1/08, Pool #253996......        137
    961     2.76%, 9/25/08, Series 93-186,
              Class F*.......................        962
    234     8.30%, 10/25/08, Series 93-197,
              Class SC*......................        244
     37     2.87%, 3/25/09, Series 94-89,
              Class FA*......................         37
  1,674     0.00%, 4/25/09, Series 02-79,
              Class PO.......................      1,522
 11,849     4.50%, 4/25/09, Series 03-74,
              Class BN.......................     11,904
    112     3.87%, 5/1/09, Pool #433995,
              ARM*...........................        114
 10,042     2.92%, 5/25/09, Series 02-27,
              Class FW*......................     10,097
     72     3.69%, 6/1/09, Pool #433992,
              ARM*...........................         73
    559     6.00%, 7/1/09, Pool #252635......        588
    146     7.50%, 8/1/10, Pool #139598......        155
    100     7.50%, 8/1/10, Pool #139597......        105
  9,922     5.50%, 9/25/10, Series 03-19,
              Class VA.......................     10,256
    280     7.50%, 10/1/10, Pool #139596.....        297
    250     7.00%, 12/1/10, Pool #325522.....        265
    222     6.00%, 1/25/11, Series 01-61,
              Class VR.......................        223

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
  1,073     5.50%, 1/1/12, Pool #629664......      1,119
  4,670     7.00%, 7/18/12, Series 97-46,
              Class PT.......................      4,905
  3,050     5.50%, 9/1/12, Pool #254470......      3,182
    167     8.00%, 9/1/12, Pool #576799......        178
  2,409     5.00%, 11/1/12, Pool #254508.....      2,470
  2,319     5.50%, 11/1/12, Pool #254542.....      2,420
    576     8.00%, 11/1/12, Pool #535710.....        613
  3,206     5.00%, 12/1/12, Pool #254584.....      3,287
 13,098     4.50%, 1/1/13, Pool #254646......     13,111
 33,336     4.50%, 6/1/13, Pool #254758......     33,551
 20,719     5.00%, 6/1/13, Pool #254805......     21,386
 30,159     4.50%, 7/1/13, Pool #254806......     30,350
  9,309     4.50%, 8/1/13, Pool #254864......      9,471
  3,190     5.00%, 11/1/13, Pool #255013.....      3,292
  1,512     7.00%, 3/1/14, Pool #583108......      1,573
    152     7.00%, 5/1/14, Pool #250045......        163
    219     6.00%, 8/1/14, Pool #598032......        230
    281     3.51%, 9/1/14, Pool #403212,
              ARM*...........................        284
    360     3.58%, 10/1/14, Pool #403184,
              ARM*...........................        362
    363     6.00%, 10/25/14, Series 02-12,
              Class PD.......................        363
    225     8.50%, 11/1/14, Pool #533321.....        240
  1,074     6.50%, 12/25/14, Series 01-45,
              Class PD.......................      1,075
  1,464     5.07%, 3/1/15, Pool #207335,
              ARM*...........................      1,494
      9     3.88%, 6/1/15, Pool #28023,
              ARM*...........................          9
  6,156     5.72%, 8/1/15, Pool #323127,
              ARM*...........................      6,248
     12     3.88%, 10/1/15, Pool #28032,
              ARM*...........................         12
     51     5.33%, 1/1/16, Pool #403189,
              ARM*...........................         50
     60     8.00%, 2/1/16, Pool #594600......         64
  1,993     7.00%, 3/1/16, Pool #633691......      2,113
 34,068     2.82%, 3/25/16, Series 03-87,
              Class HF*......................     34,148
    167     6.50%, 4/1/16, Pool #344051......        177
    333     8.00%, 5/1/16, Pool #605390......        354
    119     8.00%, 7/1/16, Pool #600171......        127
    884     6.50%, 8/1/16, Pool #38038*......        927
     83     8.00%, 8/1/16, Pool #605439......         88
    373     8.00%, 9/1/16, Pool #618811......        397
    176     3.45%, 10/1/16, Pool #401187,
              ARM*...........................        178
    150     8.00%, 10/1/16, Pool #624652.....        160

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
    119     3.95%, 11/1/16, Pool #403210,
              ARM*...........................        121
  2,643     5.50%, 11/1/16, Pool #618192.....      2,736
  5,000     5.00%, 11/25/16, Series 03-35,
              Class MD.......................      5,094
     30     3.25%, 3/1/17, Pool #47109*......         30
  1,115     5.50%, 4/25/17, Series 02-18,
              Class PC.......................      1,168
    105     3.13%, 6/1/17, Pool #55062,
              ARM*...........................        106
     20     3.21%, 7/1/17, Pool #53643,
              ARM*...........................         20
    341     3.21%, 7/1/17, Pool #57750,
              ARM*...........................        346
    406     8.50%, 8/1/17, Pool #454028......        444
    112     3.00%, 9/1/17, Pool #59529,
              ARM*...........................        113
  8,354     6.00%, 9/1/17, Pool #656026......      8,759
     26     3.21%, 11/1/17, Pool #58636,
              ARM*...........................         26
 12,958     2.82%, 12/25/17, Series 02-77,
              Class FY*......................     13,044
    271     3.27%, 3/1/18, Pool #70854,
              ARM*...........................        274
  4,309     5.50%, 3/1/18, Pool #726364......      4,458
 19,570     2.72%, 3/25/18, Series 03-17,
              Class FN*......................     19,649
    332     3.84%, 5/1/18, Pool #75505,
              ARM*...........................        339
     82     3.47%, 6/1/18, Pool #70793,
              ARM*...........................         84
    221     2.97%, 6/25/18, Series 88-15,
              Class B*.......................        223
  6,450     6.50%, 6/25/18, Series 02-16,
              Class VD.......................      6,548
    207     3.47%, 8/1/18, Pool #403186,
              ARM*...........................        210
 11,943     4.00%, 10/1/18, Series 343, Class
              23, IO.........................      1,803
  1,867     3.49%, 11/1/18, Pool #313539*....      1,901
    761     3.98%, 11/1/18, Pool #105527,
              ARM*...........................        766
     79     3.04%, 4/1/19, Pool #66384,
              ARM*...........................         79
    506     5.23%, 4/1/19, Pool #702114,
              ARM*...........................        499
    178     3.21%, 7/1/19, Pool #128938,
              ARM*...........................        180
    227     3.89%, 8/1/19, Pool #401184,
              ARM*...........................        228

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 10

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
    666     4.04%, 8/1/19, Pool #702112,
              ARM*...........................        671
  2,759     4.15%, 9/1/19, Pool #793428*.....      2,761
     22     8.75%, 11/25/19, Series 89-77,
              Class J........................         24
      7     9.00%, 11/25/19, Series 89-89,
              Class H........................          7
    400     6.00%, 1/1/20, Pool #90031,
              ARM*...........................        404
    172     5.29%, 5/1/20, Pool #96195*......        177
    117     3.08%, 6/1/20, Pool #111024,
              ARM*...........................        119
    494     10.00%, 6/25/20, Series 90-64,
              Class Z........................        552
  1,048     3.88%, 7/1/20, Pool #133558,
              ARM*...........................      1,066
    395     3.46%, 12/1/20, Pool #116590,
              ARM*...........................        403
  1,253     2.57%, 12/25/20, Series 90-145,
              Class A*.......................      1,250
    363     3.46%, 4/1/21, Pool #70983,
              ARM*...........................        370
 14,660     5.23%, 7/25/21, Series 03-60,
              Class SB, IO*..................      1,342
  7,734     5.23%, 7/25/21, Series 03-60,
              Class SA, IO*..................        708
    144     9.00%, 8/1/21, Pool #348983......        160
    706     8.00%, 10/25/21, Series 91-142,
              Class Pl.......................        752
    108     4.14%, 11/1/21, Pool #124510,
              ARM*...........................        112
    829     3.72%, 11/25/21, Series 91-156,
              Class F*.......................        841
  6,488     7.00%, 2/1/22....................      6,913
 30,019     5.23%, 5/25/22, Series 03-34,
              Class BS, IO*..................      2,649
      2     7572.50%, 5/25/22*...............        275
  1,918     7.00%, 7/25/22, Series 92-112,
              Class GB.......................      2,031
    602     8.00%, 7/25/22, Series G92-44,
              Class ZQ.......................        656
     30     5.40%, 8/25/22, Series 92-154,
              Class SA, IO*..................          4
     28     7.25%, 9/1/22, Pool #184013......         30
    174     7.25%, 9/1/22, Pool #198429......        187
     76     7.25%, 9/1/22, Pool #209164......         82
    361     9.59%, 12/25/22, Series 93-225,
              Class VO, IF*..................        375
    836     6.12%, 2/25/23, Series 93-27,
              Class S*.......................        792

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
    193     3.30%, 3/1/23, Pool #202670,
              ARM*...........................        198
  1,662     0.00%, 5/25/23, Series 93-146,
              Class E, PO....................      1,467
  1,663     6.50%, 5/25/23, Series 94-110,
              Class H........................      1,743
     36     7.50%, 6/1/23, Pool #50748.......         39
  4,230     5.00%, 7/25/23, Series 94-30,
              Class JA.......................      4,276
    195     6.50%, 7/25/23, Series 93-119,
              Class H*.......................        207
    681     3.57%, 9/25/23, Series 93-165,
              Class FH*......................        697
    242     3.92%, 11/1/23, Pool #241828,
              ARM*...........................        250
  5,063     6.90%, 11/25/23, Series 94-62,
              Class PH.......................      5,215
     58     3.29%, 4/1/24, Pool #276617*.....         59
  7,692     6.50%, 8/17/24, Series G94-9,
              Class PJ.......................      8,107
    270     8.50%, 10/1/24, Pool #345876.....        298
     62     7.50%, 11/1/24, Pool #331955.....         66
     83     9.00%, 4/1/25, Pool #370122......         93
     60     4.01%, 7/1/25, Pool #326092*.....         62
     26     9.00%, 8/1/25, Pool #361354......         29
 13,950     2.82%, 8/25/25, Series 04-33,
              Class FW*......................     13,998
    341     3.52%, 6/1/26, Pool #313555*.....        354
  1,766     4.00%, 8/1/26, Pool #423291*.....      1,830
    168     3.13%, 9/1/26, Pool #368815*.....        169
    185     0.00%, 11/25/26, Series 97-47,
              Class PA, PO...................        184
     45     4.35%, 12/1/26, Pool #368111*....         46
    130     7.00%, 3/1/27, Pool #595470......        139
     24     3.32%, 7/1/27, Pool #123496,
              ARM*...........................         25
    591     3.58%, 7/1/27, Pool #70179*......        608
    492     7.50%, 10/20/27, Series 97-74,
              Class E........................        520
     98     4.54%, 1/1/28, Pool #60679,
              ARM*...........................         99
    308     3.85%, 11/1/28, Pool #541969*....        316
  1,253     4.16%, 12/1/28, Pool #535984*....      1,295
    596     3.88%, 1/1/29, Pool #70849,
              ARM*...........................        604
    708     4.28%, 3/1/29, Pool #576757*.....        733
    111     3.86%, 5/1/29, Pool #323798,
              ARM*...........................        115

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
    193     3.06%, 6/1/29, Pool #89406,
              ARM*...........................        194
     86     3.77%, 11/1/29, Pool #524833*....         89
    185     3.42%, 4/1/30, Pool #532523*.....        191
  9,528     3.07%, 4/25/30, Series 02-92,
              Class FB*......................      9,615
    147     7.92%, 5/1/30, Pool #540206,
              ARM*...........................        151
    308     3.72%, 7/1/30, Pool #523628*.....        320
    132     3.90%, 7/1/30, Pool #546016*.....        137
    513     3.13%, 8/1/30, Pool #561814*.....        517
    451     7.50%, 10/1/30, Pool #567874.....        484
    573     4.93%, 11/1/30, Pool #594577,
              ARM*...........................        592
    174     12.00%, 11/1/30, Pool #570566*...        201
    603     3.84%, 1/1/31, Pool #124945,
              ARM*...........................        623
    131     3.13%, 2/1/31, Pool #581263*.....        132
     19     11.84%, 2/1/31, Pool #562809,
              ARM*...........................         20
  7,685     2.66%, 2/17/31, Series 01-9,
              Class F*.......................      7,700
    104     2.92%, 5/1/31, Pool #579354*.....        107
    905     6.21%, 5/1/31, Pool #574565,
              ARM*...........................        920
  2,829     6.00%, 7/25/31, Series 01-33,
              Class ID, IO...................        438
    255     3.13%, 8/1/31, Pool #607995,
              ARM*...........................        257
    677     6.50%, 11/1/31, Pool #610671.....        710
  7,990     3.72%, 4/1/32, Pool #847263*.....      8,269
    413     3.02%, 3/1/33, Pool #238575,
              ARM*...........................        415
 19,402     4.24%, 4/1/33, Pool #699987,
              ARM*...........................     19,547
 13,254     3.82%, 5/1/33, Pool #555563,
              ARM*...........................     13,738
 12,551     5.50%, 5/1/33, Pool #702435......     12,753
 10,243     5.50%, 6/1/33, Pool #687590......     10,408
  9,697     5.50%, 6/1/33, Pool #689508......      9,853
  3,684     2.82%, 8/25/33, Series 03-72,
              Class JF*......................      3,671
  7,010     5.50%, 1/1/34, Pool #755615......      7,123
  9,361     2.77%, 1/25/34, Series 04-17,
              Class BF*......................      9,360

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
  1,911     5.00%, 2/1/34, Pool #788301*.....      1,924
  4,688     5.50%, 2/1/34, Pool #759873......      4,763
 18,912     2.82%, 7/25/34, Series 04-54,
              Class FL*......................     18,937
  5,198     6.00%, 8/1/34, Pool #789064......      5,378
  3,985     5.50%, 11/1/34...................      4,048
  3,541     4.56%, 5/1/35, Pool #544882,
              ARM*...........................      3,599
    340     3.99%, 3/1/38, Pool #545182,
              ARM*...........................        350
  9,874     4.31%, 3/25/41, Series 02-T6,
              Class A4*......................      9,947
  4,287     7.50%, 7/25/41, Series 01-T8,
              Class A1.......................      4,585
 17,156     4.45%, 10/25/42, Series 03-W4,
              Class 5A*......................     18,041
 14,399     4.03%, 12/25/42, Series 03-W15,
              Class 3A*......................     14,785
  2,386     7.50%, 12/25/42, Series 03-W1,
              Class 2A.......................      2,553
  5,944     6.50%, 1/25/44, Series 04-T1,
              Class 1A2......................      6,220
  5,427     2.77%, 2/25/44, Series 04-W2,
              Class 1A3F*....................      5,409
  7,752     4.26%, 2/25/44, Series 04-W2,
              Class 4A*......................      7,984
                                               ---------
                                                 586,453
                                               ---------
Freddie Mac (10.1%):
      9     7.50%, 7/15/06, Series 1106,
              Class E........................          9
  7,741     4.00%, 8/15/07, Series 2485,
              Class CB.......................      7,765
    696     7.50%, 12/15/07, Series 1449,
              Class HA.......................        713
     62     6.75%, 4/15/08, Series 1506,
              Class PH.......................         63
    215     6.50%, 5/15/08, Series 1513,
              Class AD.......................        215
    585     3.44%, 8/15/08, Series 1575,
              Class F*.......................        588
    312     3.47%, 10/15/08, Series 1600,
              Class FB*......................        310

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 12

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
    953     6.00%, 11/1/08, Pool #M80717.....        973
  1,286     12.43%, 11/15/08, Series 1604,
              Class MB, IF*..................      1,397
  1,145     12.75%, 12/15/08, Series 1625,
              Class SC, IF*..................      1,303
    134     7.00%, 4/1/09, Pool #E00293......        141
  1,425     6.50%, 5/15/09, Series 1628,
              Class LC.......................      1,438
    180     7.50%, 8/1/09, Gold Pool
              #G10740........................        191
  1,751     2.90%, 10/15/09, Series 2517,
              Class FE*......................      1,758
    238     8.00%, 12/1/09, Pool #G10314.....        253
  1,750     7.00%, 1/1/10, Pool #E84820......      1,838
    206     8.00%, 1/1/10, Pool #G10307......        218
      7     8.00%, 1/1/10, Gold Pool
              #E00355........................          8
     30     8.00%, 4/1/10, Gold Pool
              #E00371........................         32
  1,054     6.50%, 9/1/10, Pool #E80051......      1,106
    510     7.50%, 9/1/10, Gold Pool
              #E62448........................        539
    366     6.00%, 6/15/11, Series 2366,
              Class VG.......................        377
     62     7.00%, 8/1/11, Pool #E20257......         65
  1,102     5.00%, 9/1/12, Pool #E91154......      1,123
  5,963     5.00%, 9/1/12, Pool #E91563......      6,076
  1,885     5.00%, 9/1/12, Pool #E91503......      1,920
    576     5.00%, 9/1/12, Pool #E91502......        587
    927     5.00%, 9/1/12, Pool #E91564......        950
    816     5.50%, 9/1/12, Pool #E91506......        845
 10,287     5.50%, 10/1/12, Pool #E93400.....     10,653
     81     8.00%, 10/15/12, Series 2006,
              Class I........................         11
  6,910     6.50%, 8/1/13, Pool #G11135......      7,325
    410     8.00%, 9/1/13, Pool #E81098......        434
    155     17.72%, 10/15/13, Series 1607,
              Class SA, IF*..................        191
  1,214     6.00%, 8/1/14, Pool #E81098......      1,274
  3,542     5.50%, 5/15/15, Series 2391,
              Class QT.......................      3,586
    480     5.00%, 11/15/15, Series 2496,
              Class BA.......................        483

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
    921     6.50%, 6/1/16, Pool #E84244......        975
    747     6.50%, 6/1/16, Pool #E84252......        791
  1,290     6.50%, 8/1/16, Pool #E85148......      1,366
  1,455     6.50%, 8/15/16, Series 2345,
              Class PQ.......................      1,527
    236     8.00%, 9/1/16, Pool #E85304......        250
  1,139     6.50%, 10/1/16, Pool #E85989.....      1,207
 13,800     4.50%, 10/15/16, Series 2628,
              Class IP, IO*..................      2,399
  1,112     6.00%, 4/1/17, Pool #E89007......      1,165
    234     8.00%, 6/1/17, Gold Pool
              #C90178........................        254
    158     3.26%, 3/1/18, Pool #775209,
              ARM*...........................        161
    537     4.02%, 5/1/18, Pool #840160*.....        552
     69     3.63%, 6/1/18, Pool #770223,
              ARM*...........................         70
    254     3.22%, 8/1/18, Pool #775361,
              ARM*...........................        257
    219     3.80%, 11/1/18, Pool #840079,
              ARM*...........................        223
 11,421     5.50%, 12/15/18, Series 2666,
              Class OI, IO...................      1,331
     71     3.18%, 2/1/19, Pool #420108*.....         72
      4     3.28%, 2/1/19, Pool #755033*.....          4
    753     3.71%, 7/1/19, Pool #846489*.....        777
    272     4.10%, 8/1/19, Pool #645036*.....        278
     14     3.77%, 1/1/20, Pool #420166*.....         14
    216     12.01%, 5/15/20, Series 2289,
              Class NA*......................        249
    210     3.65%, 1/1/21, Pool #775425,
              ARM*...........................        212
    194     3.39%, 4/15/21, Series 1071,
              Class F*.......................        194
     28     3.47%, 12/1/21, Pool #645083*....         28
     45     7.85%, 12/20/21, Pool #2314478...         49
    253     3.93%, 6/1/22, Pool #846013*.....        260
    201     8.00%, 8/15/22, Series 1343,
              Class LA.......................        212
    213     3.59%, 9/15/22, Series 1370,
              Class JA*......................        216

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
    175     4.00%, 10/15/22, Series 1379,
              Class W*.......................        174
  5,986     6.54%, 10/25/22, Series 1, Class
              S, IO*.........................        370
  2,900     3.73%, 1/1/23, Pool #611299*.....      3,000
  3,346     4.11%, 1/1/23, Pool #611203*.....      3,458
    665     3.97%, 2/1/23, Pool #845297*.....        690
     29     2.56%, 5/15/23, Series 1508,
              Class KA*......................         29
  1,461     0.00%, 3/15/24, Series 2033,
              Class PR, PO...................      1,288
  2,642     0.00%, 3/15/24, Series 1689,
              Class M, PO....................      2,323
    311     4.00%, 4/1/24, Pool #755288*.....        321
    146     9.00%, 2/1/25, Pool #C00387......        162
  1,159     8.00%, 2/15/25, Series 1771,
              Class PK.......................      1,234
    115     4.07%, 6/1/25, Pool #846144,
              ARM*...........................        120
    133     8.00%, 12/15/25, Series 2193,
              Class PS, IF, IO*..............          9
    159     3.42%, 6/1/26, Pool #785586,
              ARM*...........................        164
  1,153     3.83%, 12/1/26, Pool #755248*....      1,190
  1,281     4.25%, 12/1/26, Pool #785866,
              ARM*...........................      1,320
    717     3.90%, 1/1/27, Pool #611141*.....        739
    378     6.00%, 5/15/27, Series 1981,
              Class Z........................        390
  2,160     7.00%, 7/15/27, Series 1974,
              Class ZA.......................      2,265
    937     3.77%, 8/1/27, Pool #788688*.....        966
    233     3.72%, 11/1/27, Pool #788665*....        239
    255     8.00%, 11/1/27, Pool #421016.....        277
  1,482     3.73%, 12/1/27, Pool #846774*....      1,537
     37     7.50%, 5/1/28, Pool #C35263......         39
  1,747     6.75%, 5/15/28, Series 2057,
              Class PE.......................      1,820
    523     4.15%, 7/1/28, Pool #788664*.....        540
    280     8.50%, 7/1/28, Gold Pool
              #G00981........................        308
    883     2.90%, 8/15/28*..................        886
     31     4.16%, 11/1/28, Pool #410885*....         32

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
    687     4.24%, 10/1/29, Pool #786902*....        708
     50     3.51%, 11/1/29, Pool #410732*....         50
    115     4.08%, 12/1/29, Pool #846716*....        119
    656     4.21%, 1/1/30, Pool #645242*.....        676
    493     3.74%, 4/1/30, Pool #846812*.....        514
  3,195     4.36%, 6/1/30, Pool #420191*.....      3,297
     83     3.06%, 7/1/30, Pool #390257*.....         83
  2,651     3.84%, 7/1/30, Pool #611278*.....      2,745
    513     7.50%, 10/15/30, Series 2261,
              Class ZY.......................        531
    416     2.95%, 6/15/31*..................        419
  1,395     10.97%, 2/15/32, Series 2416,
              Class SA*......................      1,430
    914     11.18%, 2/17/32, Series 2416,
              Class SH*......................        976
  1,692     6.50%, 4/1/32, Pool #C66034......      1,776
 39,167     2.85%, 6/15/32, Series 2594,
              Class OF*......................     39,362
 17,253     2.95%, 7/15/33, Series 2649,
              Class FK*......................     17,221
 22,976     2.80%, 2/15/34, Series 2750,
              Class FG*......................     23,097
    491     0.00%, 9/25/42, Series T-51,
              Class 1A, PO...................        422
  8,434     4.15%, 2/25/43, Series T-54,
              Class 4A*......................      8,903
  4,014     6.50%, 2/25/43, Series T-54,
              Class 2A.......................      4,209
  9,842     6.50%, 9/25/43, Series T-51,
              Class 1A*......................     10,291
                                               ---------
                                                 214,570
                                               ---------
Government National Mortgage Assoc. (3.1%):
     22     5.00%, 7/20/15, Pool #8056*......         22
     45     3.38%, 1/20/16, Pool #8092*......         45
    138     4.00%, 1/20/16, Pool #8094*......        138
    224     3.38%, 2/20/16, Pool #8100*......        227
    208     3.38%, 5/20/16, Pool #8127,
              ARM*...........................        210
     91     3.38%, 6/20/16, Pool #8137,
              ARM*...........................         92
     41     4.63%, 12/20/16, Pool #28178*....         41

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 14

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
     60     3.38%, 3/20/17, Pool #8205*......         61
     70     3.38%, 3/20/17, Pool #8204*......         71
    177     3.38%, 5/20/17, Pool #8224*......        179
     35     3.75%, 7/20/17, Pool #8240*......         35
    143     3.75%, 7/20/17, Pool #8242*......        145
     68     3.75%, 7/20/17, Pool #8243*......         68
    564     3.75%, 8/20/17, Pool #8252*......        570
    107     4.63%, 10/20/17, Pool #8276*.....        109
     40     4.63%, 11/20/17, Pool #8283*.....         40
     88     4.63%, 12/20/17, Pool #8296*.....         90
     35     4.63%, 12/20/17, Pool #8294*.....         35
    122     3.38%, 2/20/18, Pool #8318*......        123
     92     3.50%, 2/20/18, Pool #8320*......         92
     75     3.50%, 3/20/18, Pool #8332*......         75
     66     4.00%, 3/20/18, Pool #8333*......         68
     33     3.38%, 4/20/18, Pool #8342*......         33
     32     4.25%, 8/20/18, Pool #8391*......         33
     63     4.63%, 10/20/18, Pool #8416*.....         64
     78     4.63%, 10/20/18, Pool #8417*.....         78
     31     3.38%, 3/20/19, Pool #8474,
              ARM*...........................         31
     55     4.00%, 8/20/19, Pool #8537*......         55
    205     3.75%, 9/20/19, Pool #8548*......        206
     40     4.63%, 10/20/19, Pool #8570,
              ARM*...........................         41
     19     3.38%, 4/20/20, Pool #8630*......         19
     44     3.38%, 6/20/20, Pool #8653*......         45
     33     3.50%, 6/20/20, Pool #8656*......         33
     71     4.63%, 10/20/20, Pool #8704*.....         71
     72     7.85%, 12/20/20, Pool #289683....         78
    102     7.85%, 12/20/20, Pool #289712....        111
    360     3.38%, 1/20/21, Pool #8738*......        364
     57     7.85%, 1/20/21, Pool #289660.....         62
    537     3.38%, 3/20/21, Pool #8762*......        544
    163     3.38%, 5/20/21, Pool #8785*......        166
     42     3.38%, 5/20/21, Pool #8786,
              ARM*...........................         42
     23     3.38%, 5/20/21, Pool #8784*......         24
    111     3.38%, 6/20/21, Pool #8796*......        113

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
     85     3.75%, 8/20/21, Pool #8826*......         86
  3,406     2.67%, 9/26/21, Series 02-31,
              Class FC*......................      3,410
     26     4.63%, 10/20/21, Pool #8859*.....         26
    224     7.40%, 10/20/21, Pool #289752....        241
    112     7.40%, 10/20/21, Pool #313393....        120
    169     4.63%, 11/20/21, Pool #28871*....        172
     17     4.63%, 11/20/21, Pool #8875*.....         18
    210     4.63%, 12/20/21, Pool #8882*.....        214
     31     3.38%, 1/20/22, Pool #8897*......         31
     40     3.38%, 1/20/22, Pool #8902,
              ARM*...........................         41
    113     3.38%, 1/20/22, Pool #8898*......        114
    126     7.40%, 2/20/22, Pool #314483.....        135
     39     3.38%, 3/20/22, Pool #8931*......         40
     74     7.40%, 3/20/22, Pool #314500.....         80
     12     3.38%, 4/20/22, Pool #8960,
              ARM*...........................         12
    189     3.38%, 4/20/22, Pool #8956*......        192
     55     3.38%, 4/20/22, Pool #8950*......         56
    326     3.38%, 5/20/22, Pool #8974*......        332
    579     3.38%, 5/20/22, Pool #8972*......        586
    289     3.38%, 5/20/22, Pool #8976*......        294
     34     3.38%, 6/20/22, Pool #8990*......         34
    645     3.38%, 6/20/22, Pool #8992*......        654
     32     3.38%, 6/20/22, Pool #8994*......         33
    236     3.38%, 6/20/22, Pool #8996*......        240
    226     3.75%, 8/20/22, Pool #8038*......        230
    249     3.75%, 8/20/22, Pool #8041*......        252
    139     7.25%, 8/20/22, Pool #334406.....        149
    182     7.25%, 8/20/22, Pool #334396.....        195
    183     3.75%, 9/20/22, Pool #8052*......        185
     61     3.75%, 9/20/22, Pool #8042,
              ARM*...........................         61
     17     4.63%, 11/20/22, Pool #8084*.....         18
    226     7.25%, 11/20/22, Pool #334422....        243
     83     4.63%, 12/20/22, Pool #8087,
              ARM*...........................         84

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
     84     4.63%, 12/20/22, Pool #8089,
              ARM*...........................         86
     48     4.63%, 12/20/22, Pool #8113,
              ARM*...........................         49
     14     3.38%, 1/20/23, Pool #8115,
              ARM*...........................         15
     72     3.38%, 2/20/23, Pool #8144,
              ARM*...........................         73
     98     3.38%, 2/20/23, Pool #8146,
              ARM*...........................         99
     51     7.25%, 3/20/23, Pool #362094.....         55
    119     3.38%, 4/20/23, Pool #8052*......        121
     37     3.38%, 4/20/23, Pool #8188,
              ARM*...........................         38
    433     3.38%, 5/20/23, Pool #8191*......        439
     22     3.38%, 5/20/23, Pool #8208*......         23
    539     3.38%, 6/20/23, Pool #8216*......        546
     51     3.38%, 6/20/23, Pool #8217*......         52
    261     3.38%, 6/20/23, Pool #8226*......        265
     66     3.75%, 8/20/23, Pool #8270*......         67
    389     3.75%, 9/20/23, Pool #8279*......        393
    114     7.50%, 10/20/23, Pool #1429......        123
    161     4.63%, 11/20/23, Pool #8324*.....        164
     23     4.63%, 12/20/23, Pool #8337,
              ARM*...........................         23
     26     4.63%, 12/20/23, Pool #8348*.....         27
  1,507     3.38%, 1/20/24, Pool #8351*......      1,523
     52     3.38%, 2/20/24, Pool #8362*......         53
    349     3.38%, 4/20/24, Pool #8398*......        354
     97     3.38%, 5/20/24, Pool #8420*......         98
    254     3.38%, 5/20/24, Pool #8419*......        257
     56     3.38%, 5/20/24, Pool #8421*......         57
     15     3.38%, 5/20/24, Pool #8418*......         15
    330     7.00%, 6/15/24, Pool #378315.....        352
    317     3.38%, 6/20/24, Pool #8443*......        323
    392     3.75%, 9/20/24, Pool #8502*......        398
  1,968     3.75%, 9/20/24, Pool #8506*......      1,992
    157     9.00%, 11/15/24, Pool #780029....        176
     69     3.38%, 3/20/25, Pool #8605*......         70
     63     3.38%, 4/20/25, Pool #8621,
              ARM*...........................         64

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
    204     3.38%, 5/20/25, Pool #8628*......        207
  1,377     9.50%, 7/15/25, Pool #781090.....      1,553
    200     8.00%, 7/20/25, Pool #2036.......        217
     28     4.63%, 10/20/25, Pool #8722*.....         28
  3,159     4.63%, 11/20/25, Pool #8746*.....      3,233
    170     2.96%, 12/16/25, Series 00-35,
              Class F*.......................        171
    247     4.63%, 12/20/25, Pool #8767*.....        252
    469     3.38%, 3/20/26, Pool #8832*......        476
     42     3.75%, 7/20/26, Pool #8913*......         42
     27     3.75%, 7/20/26, Pool #28928*.....         27
    273     8.00%, 8/20/26, Pool #2270.......        295
    290     4.63%, 10/20/26, Pool #80000*....        296
     72     3.38%, 1/20/27, Pool #80030*.....         73
     75     3.38%, 2/20/27, Pool #80045*.....         77
    473     3.38%, 2/20/27, Pool #80047,
              ARM*...........................        480
     53     3.38%, 3/20/27, Pool #80053*.....         54
    810     3.38%, 3/20/27, Pool #80052,
              ARM*...........................        823
     83     3.38%, 5/20/27, Pool #80072*.....         85
    540     3.38%, 6/20/27, Pool #80085,
              ARM*...........................        551
    759     3.75%, 7/20/27, Pool #80094*.....        770
     77     3.75%, 7/20/27, Pool #80092*.....         78
  1,428     3.75%, 8/20/27, Pool #80104,
              ARM*...........................      1,447
    640     3.75%, 8/20/27, Pool #80106*.....        649
     34     3.75%, 9/20/27, Pool #80115*.....         34
     82     3.75%, 9/20/27, Pool #80112,
              ARM*...........................         84
     67     3.75%, 9/20/27, Pool #80127*.....         67
    140     8.00%, 10/15/27, Pool #412336....        152
    491     4.63%, 11/20/27, Pool #80134*....        502
     71     4.63%, 11/20/27, Pool #80138,
              ARM*...........................         72
    330     9.00%, 11/20/27, Pool #80136*....        338
     91     4.63%, 12/20/27, Pool #80143,
              ARM*...........................         93

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 16

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
     84     3.38%, 2/20/28, Pool #80171*.....         85
    799     3.25%, 3/20/28, Pool #80175,
              ARM*...........................        805
     74     3.38%, 3/20/28, Pool #80178*.....         76
     93     3.38%, 4/20/28, Pool #80188*.....         95
    411     3.38%, 5/20/28, Pool #80198*.....        419
  5,768     7.50%, 4/17/29, Series 99-27,
              Class ZA.......................      6,114
    179     3.50%, 4/20/32, Pool #80595,
              ARM*...........................        181
 32,704     5.50%, 6/20/32, Series 03-21,
              Class PI.......................      4,014
 10,812     2.82%, 4/25/33, Series 03-3F,
              Class 3A2*.....................     10,823
  9,187     3.00%, 2/20/34, Series 04-11,
              Class PC, IO...................      9,020
                                               ---------
                                                  66,575
                                               ---------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
  Total U.S. Government Agency Mortgages         867,598
                                               ---------
U.S. GOVERNMENT AGENCY SECURITIES (0.2%):
Fannie Mae (0.2%):
  5,000     3.68%, 2/17/09*..................      5,046
                                               ---------
  Total U.S. Government Agency Securities          5,046
                                               ---------
INVESTMENT COMPANIES (1.8%):
 37,715     One Group Prime Money Market
              Fund, Class I (c)..............     37,715
                                               ---------
  Total Investment Companies                      37,715
                                               ---------
Total (Cost $2,116,659) (a)                    2,121,011
                                               =========

------------
Percentages indicated are based on net assets of $2,125,290.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $13,069
                   Unrealized depreciation......................   (8,717)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $ 4,352
                                                                  =======

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(c) Investment in affiliate.

(d) Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees.

(e) Defaulted security.

* The interest rate for this variable rate bond, which will change periodically, is based upon prime rates or an index of market rates.

The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2004.

The following table represents the portfolio of investments by industry classifications as a percentage of net assets:

         Ultra Short-Term Bond Fund
         Asset Backed Securities.....................................  20.9%
         Collateralized Mortgage Obligations.........................  33.9%
         Corporate Bonds.............................................   2.1%
         U.S. Government Agencies....................................  41.1%
         Money Market Funds..........................................   1.8%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
 ASSET BACKED SECURITIES (6.8%):
     507    Advanta Mortgage Loan Trust,
              Series 00-2, Class A6, 7.72%,
              3/25/15........................        533
      47    Advanta Mortgage Loan Trust,
              Series 99-3, Class A4, 7.75%,
              10/25/26.......................         48
     277    Advanta Mortgage Loan Trust,
              Series 99-2, Class A6, 6.82%,
              5/25/29........................        285
     200    American Express Master Trust,
              Series 00-1, Class A, 7.20%,
              9/17/07........................        201
     100    American Express Master Trust,
              Series 00-5, Class A, 2.54%,
              4/15/08*.......................        100
   1,300    American Express Master Trust,
              Series 01-2, Class A, 5.53%,
              10/15/08.......................      1,336
     374    Americredit Automobile
              Receivables Trust, Series 02-1,
              Class A3, 4.23%, 10/6/06.......        374
   5,678    Americredit Automobile
              Receivables Trust, Series 01-D,
              Class A4, 4.41%, 11/12/08......      5,728
   1,000    Americredit Automobile
              Receivables Trust, Series 02-A,
              Class A4, 4.61%, 1/12/09.......      1,013
     150    Americredit Automobile
              Receivables Trust, Series 02-C,
              Class A4, 3.55%, 2/12/09.......        151
     600    Americredit Automobile
              Receivables Trust, Series 02-B,
              Class A4, 4.46%, 4/12/09.......        607
     500    Amortizing Residential Collateral
              Trust, Series 02-BC6, Class M1,
              3.17%, 8/25/32*................        503
     219    Bayview Financial Acquisition
              Trust, Series 02-CA, Class M1,
              3.17%, 5/25/32 (b)*............        219
     367    BMW Owners Trust, Series 03-A,
              Class A3, 1.94%, 2/25/07.......        365
      49    Capital Auto Receivables Asset
              Trust, Series 02-2, Class CTFS,
              4.18%, 10/15/07................         49
   1,550    Capital Auto Receivables Asset
              Trust, Series 03-1, Class A3A,
              2.75%, 4/16/07.................      1,545
     300    Capital One Master Trust, Series
              02-3A, Class B, 4.55%,
              2/15/08........................        301

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
ASSET BACKED SECURITIES, CONTINUED:
   1,000    Capital One Master Trust, Series
              01-5, Class A, 5.30%,
              6/15/09........................      1,030
   1,105    Capital One Master Trust, Series
              98-1, Class A, 6.31%,
              6/15/11........................      1,191
     925    Capital One Master Trust, Series
              00-2, Class B, 7.35%,
              8/15/08........................        942
   1,225    Capital One Master Trust, Series
              01-8A, Class A, 4.60%,
              8/17/09........................      1,250
      45    Capital One Multi-Asset Execution
              Trust, Series 03-C2, Class C2,
              4.32%, 4/15/09.................         45
     326    Capital One Multi-Asset Execution
              Trust, Series 03-B2, Class B2,
              3.50%, 2/17/09.................        326
   1,000    Chase Credit Card Master Trust,
              Series 03-1, Class C, 3.50%,
              4/15/08*.......................      1,008
     104    Chase Credit Card Master Trust,
              Series 01-2, Class A, 2.52%,
              9/15/08*.......................        104
   1,000    Chase Funding Loan Acquisition
              Trust, Series 02-C1, Class
              IIM1, 3.10%, 1/25/32*..........      1,002
     186    Chase Funding Mortgage Loan,
              Series 02-2, Class 1A4, 4.88%,
              8/25/28........................        188
      39    Chase Funding Mortgage Loan,
              Series 99-3, Class 11A1, 2.75%,
              9/25/29*.......................         39
     128    Chase Manhattan Auto Owner Trust,
              Series 02-A, Class CTFS, 4.17%,
              9/15/08........................        129
     200    Chemical Master Credit Card
              Trust, Series 96-2, Class A,
              5.98%, 9/15/08.................        205
   5,000    CIT RV Trust, Series 98-A, Class
              B, 6.29%, 1/15/17..............      5,224
     745    Citibank Credit Card Issuance
              Trust, Series 00-C1, Class C1,
              7.45%, 9/15/07.................        767
     225    Citibank Credit Card Issuance
              Trust, Series 00-B1, Class B1,
              7.05%, 9/17/07.................        231
     700    Citibank Credit Card Issuance
              Trust, Series 00-A1, Class 41,
              6.90%, 10/15/07................        721

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 18

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
ASSET BACKED SECURITIES, CONTINUED:
   4,000    Citibank Credit Card Issuance
              Trust, Series 03-A5, Class A5,
              2.50%, 4/7/08..................      3,965
     820    Citibank Credit Card Issuance
              Trust, Series 04-A1, Class A1,
              2.55%, 1/20/09.................        806
     120    Citibank Credit Card Issuance
              Trust, Series 02-C1, Class C,
              3.20%, 2/9/09*.................        122
   3,000    Citibank Credit Card Issuance
              Trust, Series 02-A1, Class A1,
              4.95%, 2/9/09..................      3,092
     410    Citibank Credit Card Issuance
              Trust, Series 01-C3, Class C3,
              6.65%, 5/15/08.................        427
      50    Citibank Credit Card Issuance
              Trust, Series 02-C3, Class C3,
              3.63%, 12/15/09*...............         51
   1,500    Citibank Credit Card Master Trust
              I, Series 99-5, Class B, 6.10%,
              5/15/08........................      1,557
     856    Citibank Credit Card Master Trust
              I, Series 99-5, Class B, 6.30%,
              5/15/08........................        889
     285    Citibank Credit Card Master Trust
              I, Series 99-2, Class B, 6.15%,
              3/10/11........................        308
   2,800    CNH Equipment Trust, Series 03-B,
              Class A3B, 2.47%, 1/15/08......      2,779
     400    CS First Boston Mortgage
              Securities Corp., Series
              02-HE4, Class AF, 5.51%,
              8/25/32........................        409
      46    Daimler Chrysler Auto Trust,
              Series 02-B, Class A3, 2.93%,
              6/6/06.........................         46
     131    Daimler Chrysler Auto Trust,
              Series 02-B, Class A4, 3.53%,
              12/6/07........................        131
     175    Daimler Chrysler Auto Trust,
              Series 02-C, Class A4, 3.09%,
              1/8/08.........................        175
     207    Discover Card Master Trust I,
              Series 00-1, Class A, 2.57%,
              8/16/07*.......................        207
     200    Discover Card Master Trust I,
              Series 96-3, Class A, 6.05%,
              8/18/08........................        206
     425    Discover Card Master Trust I,
              Series 02-2, Class A, 5.15%,
              10/15/09.......................        441

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
ASSET BACKED SECURITIES, CONTINUED:
     300    Discover Card Mortgage Trust,
              Series 00-9, Class A, 6.35%,
              7/15/08........................        310
      95    Equity One, Inc., Series 02-1,
              Class AF2, 5.52%, 8/25/32......         96
   6,900    Fleet Credit Card Master Trust
              II, Series 00-C, Class A,
              7.02%, 2/15/08.................      7,076
     985    Fleet Credit Card Master Trust
              II, Series 03-A, Class A,
              2.40%, 7/15/08.................        978
     490    Fleet Credit Card Master Trust
              II, Series 01-B, Class A,
              5.60%, 12/15/08................        506
     609    Ford Credit Auto Owner Trust,
              Series 02-D, Class A3A, 2.68%,
              2/15/06........................        609
     700    Ford Credit Auto Owner Trust,
              Series 02-A, Class B, 4.79%,
              11/15/06.......................        706
     147    Ford Credit Auto Owner Trust,
              Series 02-C, Class B, 4.22%,
              12/15/06.......................        148
     850    Ford Credit Auto Owner Trust,
              Series 02-D, Class B, 3.56%,
              2/15/07........................        853
     400    Ford Credit Auto Owner Trust,
              Series 02-C, Class C, 4.81%,
              3/15/07........................        405
   3,000    Ford Credit Auto Owner Trust,
              Series 04-A, Class A3, 2.93%,
              3/15/08........................      2,983
      92    Harley-Davidson Motorcycle Trust,
              Series 02-1, Class A2, 4.50%,
              1/15/10........................         94
      14    Heller Equipment Trust, Series
              99-2, Class A4, 6.79%,
              3/14/07........................         14
   2,379    Household Automotive Trust,
              Series 01-2, Class A4, 5.39%,
              8/17/08........................      2,415
     260    Household Private Label Credit
              Card Master Note Trust I,
              Series 02-1, Class A, 5.50%,
              1/18/11........................        270
     215    MBNA Credit Card Master Note
              Trust, Series 01-C1, Class C1,
              3.45%, 10/15/08*...............        217
     130    MBNA Credit Card Master Note
              Trust, Series 02-B1, Class B1,
              5.15%, 7/15/09.................        134

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
ASSET BACKED SECURITIES, CONTINUED:
     770    MBNA Credit Card Master Note
              Trust, Series 01-A1, Class A1,
              5.75%, 10/15/08................        796
     655    MBNA Credit Card Master Note
              Trust, Series 02-C5, Class C5,
              4.05%, 1/15/08.................        659
      40    MBNA Credit Card Master Note
              Trust, Series 03-A1, Class A1,
              3.30%, 7/15/10.................         40
     575    MBNA Master Credit Card Master
              Note Trust, Series 01-C3, Class
              C3, 6.55%, 12/15/08............        600
     350    MBNA Master Credit Card Trust,
              Series 00-A, Class C, 7.90%,
              7/16/07 (b)....................        352
     100    MBNA Master Credit Card Trust,
              Series 00-I, Class C, 7.65%,
              1/15/08 (b)....................        103
     345    MBNA Master Credit Card Trust,
              Series 99-D, Class D, 6.50%,
              11/17/08.......................        360
   1,000    MBNA Master Credit Card Trust,
              Series 00-D, Class C, 8.40%,
              9/15/09 (b)....................      1,099
   1,000    MBNA Master Credit Card Trust,
              Series 03-C1, Class C, 4.10%,
              6/15/12*.......................      1,063
      85    MBNA Master Credit Card Trust,
              Series 02-C1, Class C1, 6.80%,
              7/15/14........................         94
     167    MBNA Master Credit Card Trust,
              Series 00-D, Class A, 2.60%,
              9/15/09*.......................        168
      65    MBNA Master Credit Card Trust,
              Series 99-B, Class C, 6.65%,
              8/15/11 (b)....................         71
      79    Nissan Auto Receivables Owner
              Trust, Series 01-C, Class A4,
              4.80%, 2/15/07.................         79
     150    Nissan Auto Receivables Owner
              Trust, Series 03-A, Class A3,
              1.89%, 12/15/06................        149
   1,000    Onyx Acceptance Auto Trust,
              Series 04-B, Class A3, 3.09%,
              9/15/08........................        997
     251    Onyx Acceptance Auto Trust,
              Series 01-B, Class A4, 5.49%,
              11/15/07.......................        252
     381    Onyx Acceptance Auto Trust,
              Series 02-A, Class A4, 4.60%,
              10/15/08.......................        384

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
ASSET BACKED SECURITIES, CONTINUED:
     185    PNC Student Loan Trust I, Series
              97-2, Class A7, 6.73%,
              1/25/07........................        189
   1,750    Prime Credit Card Master Trust,
              Series 00-E, Class A4, 6.70%,
              10/15/09.......................      1,803
   2,000    Providian Gateway Master Trust,
              Series 02-B, Class A, 3.10%,
              6/15/09 (b)*...................      2,013
     298    Residential Asset Mortgage
              Products, Inc., Series 01-RS3,
              Class AI4, 6.29%, 10/25/31.....        300
      21    Residential Asset Securities
              Corp., Series 00-KS2, Class
              AI4, 7.90%, 10/25/28...........         22
     358    Residential Asset Securities
              Corp., Series 00-KS3, Class
              AI6, 7.81%, 7/25/31............        369
     167    Residential Asset Securities
              Corp., Series 01-KS1, Class
              AI6, 6.35%, 3/25/32............        170
     317    Residential Asset Securities
              Corp., Series 00-KS5, Class
              AII, 2.66%, 12/25/31*..........        317
     222    Residential Funding Mortgage
              Securities II, Series 00-HI1,
              Class AI7, 8.29%, 2/25/25......        229
     500    Sears Credit Account Master
              Trust, Series 00-2, Class A,
              6.75%, 9/16/09.................        512
     210    SSB Auto Loan Trust, Series 02-1,
              Class A4, 2.89%, 2/15/09.......        210
   1,000    Standard Credit Card Master
              Trust, Series 95-1, Class B,
              8.45%, 1/7/07..................      1,001
     500    Standard Credit Card Master
              Trust, Series 95-9, Class A,
              6.55%, 10/7/07.................        513
     390    Standard Credit Card Master
              Trust, Series 94-2, Class A,
              7.25%, 4/7/08..................        409
      50    Standard Credit Card Master
              Trust, Series 95-9, Class B,
              6.65%, 10/7/07.................         51
   3,000    Union Acceptance Corp., Series
              00-D, Class B, 8.25%, 7/8/08...      3,027
      47    Union Acceptance Corp., Series
              00-D, Class A4, 6.89%,
              4/9/07.........................         48

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 20

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
ASSET BACKED SECURITIES, CONTINUED:
     146    Vanderbilt Mortgage Finance,
              Series 96-A, Class A5, 7.43%,
              2/7/12.........................        152
       3    Vanderbilt Mortgage Finance,
              Series 01-B, Class A2, 5.17%,
              2/7/14.........................          3
      38    WFS Financial Owner Trust, Series
              02-2, Class A3, 3.81%,
              2/20/07........................         38
     192    WFS Financial Owner Trust, Series
              02-1, Class A4A, 4.87%,
              9/20/09........................        195
   8,000    WFS Financial Owner Trust, Series
              03-2, Class A4, 2.41%,
              12/20/10.......................      7,889
   1,277    WFS Financial Owner Trust, Series
              03-4, Class A4, 3.15%,
              5/20/11........................      1,271
                                               ---------
  Total Asset Backed Securities                   89,182
                                               ---------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.5%):
     680    ABN AMRO Mortgage Corp., Series
              03-7, Class A3, 4.50%,
              7/25/18........................        673
     800    Bear Stearns Commercial Mortgage
              Securities, Inc., 3.70%,
              8/13/46, Ser. 2004-T16, Class
              A2.............................        795
      45    Citicorp Mortgage Securities,
              Inc., Series 94-9, Class A8,
              5.75%, 6/25/09.................         45
     247    Citicorp Mortgage Securities,
              Inc., Series 94-3, Class A4,
              6.50%, 2/25/24.................        252
     102    Citicorp Mortgage Securities,
              Inc., Series 95-2, Class A7,
              7.50%, 4/25/25.................        101
     149    Housing Securities, Inc., Series
              94-2, Class A1, 6.50%,
              7/25/09........................        148
     198    Impac CMB Trust, Series 03-3,
              Class M1, 3.27%, 1/25/33*......        200
      49    Kidder Peabody Mortgage Asset
              Trust, Series A, Class A1,
              6.50%, 2/22/17.................         50
   3,428    MASTR Asset Securitization Trust,
              5.00%, 5/25/18, Ser. 2003-4,
              Class 2A2......................      3,476
      29    Merrill Lynch Trust, Series 44,
              Class G, 9.00%, 8/20/20........         29
       7    Morgan Stanley Mortgage Trust,
              Series 38, Class 4, 0.00%,
              11/20/21, PO...................          6

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
       9    Paine Webber CMO Trust, Series J,
              Class 3, 8.80%, 5/1/18.........         10
      43    Paine Webber CMO Trust, Series L,
              Class 4, 8.95%, 7/1/18.........         47
      87    Residential Accredit Loans, Inc.,
              Series 97-QS9, Class A8, 7.25%,
              9/25/27........................         87
      54    Salomon Brothers Mortgage
              Securities Trust VII, Series
              00-UP1, Class A2, 8.00%,
              9/25/30........................         56
      28    Structured Mortgage Asset
              Residential Trust, Series
              93-2A, Class AE, 7.60%,
              3/25/09........................         29
      19    Vendee Mortgage Trust, Series
              93-3, Class 2ZA, 6.50%,
              6/15/20........................         19
      85    Vendee Mortgage Trust, Series
              94-3C, Class 3, 9.78%,
              3/15/21........................         94
                                               ---------
  Total Collateralized Mortgage Obligations        6,117
                                               ---------
CORPORATE BONDS (24.1%):
Airlines (0.3%):
     822    American Airlines, Series 02-1,
              Class G, 3.15%, 3/23/09*.......        823
   1,419    Southwest Airlines Co., Series
              01-1, Class A1, 5.10%,
              5/1/06.........................      1,448
   1,767    United Airlines, Inc., Series
              01-1, Class A2, 6.20%,
              9/1/08 (c).....................      1,610
                                               ---------
                                                   3,881
                                               ---------
Automotive (0.7%):
   4,000    Daimler Chrysler NA Holdings,
              4.05%, 6/4/08..................      3,992
   5,000    General Motors Acceptance Corp.,
              6.75%, 1/15/06.................      5,129
                                               ---------
                                                   9,121
                                               ---------
Banking, Finance & Insurance (19.8%):
   3,075    AIG Sun America Global Financial
              Index, 5.85%, 2/1/06 (b).......      3,160
  10,000    AIG Sun America Global Financial
              Index, 5.10%, 1/17/07 (b)......     10,312
   1,000    AIG Sun America Global Financial
              Index, 5.85%, 8/1/08 (b).......      1,065
     320    American Express Credit Corp.,
              7.45%, 8/10/05.................        328
     120    American General Finance Corp.,
              3.00%, 11/15/06................        118
     500    American General Finance Corp.,
              4.50%, 11/15/07................        509
     570    American Honda Finance, 3.85%,
              11/6/08 (b)....................        568

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
   4,365    American Savings Bank of
              California, 6.63%,
              2/15/06 (b)....................      4,463
     900    ASIF Global Financing XXIII,
              3.90%, 10/22/08 (b)............        900
   1,185    ASIF Global Financing XXVI,
              2.50%, 1/30/07 (b).............      1,161
     162    Associates Corp., 6.20%,
              5/16/05........................        164
   1,975    Associates Corp., 7.50%,
              5/10/06........................      2,083
     340    Associates Corp., 8.55%,
              7/15/09........................        401
     690    Associates First Capital Corp.,
              7.75%, 2/15/05.................        694
   2,926    Bank of America Corp., 6.20%,
              2/15/06........................      3,021
   2,400    Bank of America Corp., 6.50%,
              3/15/06........................      2,486
   7,045    Bank of America Corp., 7.20%,
              4/15/06........................      7,378
     477    Bank of America Corp., 7.13%,
              5/1/06.........................        500
     250    Bank of America Corp., 8.63%,
              1/15/07........................        275
     685    Bank of America Corp., 6.63%,
              8/1/07.........................        733
     362    Bank of America Corp., 6.63%,
              10/15/07.......................        389
   1,790    Bank of America Corp., 7.13%,
              3/1/09.........................      1,999
     103    Bankers Trust NY, 6.70%,
              10/1/07........................        111
   2,300    Banponce Corp., 6.75%,
              12/15/05.......................      2,362
   1,000    Bayerische Landesbank New York,
              2.50%, 3/30/06.................        989
   1,050    Bayerische Landesbank New York,
              5.88%, 12/1/08.................      1,124
     500    BB&T Corp., 7.25%, 6/15/07.......        541
   5,000    Bear Stearns Co., Inc., 3.00%,
              3/30/06........................      4,990
     610    Bear Stearns Co., Inc., 6.75%,
              12/15/07.......................        659
   2,975    Bear Stearns Co., Inc., 4.00%,
              1/31/08........................      2,997
     165    Beneficial Corp., 6.85%,
              6/30/05........................        168
     500    Beneficial Corp., 7.00%,
              2/12/07........................        528
   1,000    Beneficial Corp., Series H,
              6.94%, 12/15/06................      1,050

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
   1,500    CIT Group, Inc., 6.50%,
              2/7/06 (e).....................      1,553
   1,600    CIT Group, Inc., 4.13%, 2/21/06..      1,616
     575    Citicorp, 6.75%, 8/15/05.........        588
   2,845    Citicorp, 6.38%, 1/15/06.........      2,928
   5,000    Citicorp, 7.04%, 4/25/06.........      5,249
   1,154    Citicorp, 7.13%, 5/15/06.........      1,215
   2,365    Citicorp, 7.75%, 6/15/06.........      2,511
     545    Citicorp, 7.00%, 7/1/07..........        587
     441    Citicorp, 6.75%, 10/15/07........        477
     140    CitiFinancial, 7.75%,
              3/1/05 (e).....................        141
     940    CitiFinancial, 6.13%, 12/1/05....        965
     374    Citigroup, Inc., 5.75%,
              5/10/06........................        386
     710    Citigroup, Inc., 8.63%, 2/1/07...        781
   1,400    Countrywide Funding, 6.88%,
              9/15/05........................      1,433
     120    Countrywide Home Loans, 7.20%,
              10/30/06.......................        127
   1,788    Countrywide Home Loans, 6.94%,
              7/16/07........................      1,919
   5,800    Credit Suisse First Boston (USA),
              Inc., 7.75%, 5/15/06 (b).......      6,126
   1,115    Credit Suisse First Boston (USA),
              Inc., 4.70%, 6/1/09............      1,141
     551    Donaldson Lufkin Jenrette, Inc.,
              6.90%, 10/1/07.................        596
   1,000    First Bank Minnesota, 7.30%,
              8/15/05........................      1,023
     443    First Nationwide (Golden State
              Corp.), 10.00%, 10/1/06........        489
   2,665    First Union Corp., 6.88%,
              9/15/05........................      2,733
   4,766    First Union Corp., 7.50%,
              7/15/06........................      5,071
     501    FleetBoston Financial Corp.,
              7.25%, 9/15/05.................        516
   1,930    FleetBoston Financial Corp.,
              7.13%, 4/15/06.................      2,020
     470    FleetBoston Financial Corp.,
              6.50%, 3/15/08.................        508
   1,650    Ford Motor Credit Co., 7.75%,
              3/15/05........................      1,665
     100    Ford Motor Credit Co., 6.23%,
              5/11/05........................        101
   2,000    Ford Motor Credit Co., 6.46%,
              12/27/05.......................      2,038

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 22

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
   5,000    Ford Motor Credit Co., 6.88%,
              2/1/06.........................      5,151
   2,050    Ford Motor Credit Co., 6.50%,
              2/15/06........................      2,106
   2,800    Ford Motor Credit Co., 6.50%,
              1/25/07........................      2,912
   2,000    GE Capital Corp., 5.00%,
              2/15/07........................      2,060
   3,300    GE Capital Corp., 8.70%, 3/1/07..      3,646
   2,217    GE Capital Corp., 8.85%, 3/1/07..      2,454
   2,182    GE Capital Corp., 8.75%,
              5/21/07........................      2,445
   3,000    GE Capital Corp., 5.00%,
              6/15/07........................      3,101
   2,000    GE Capital Corp., 4.25%,
              1/15/08........................      2,032
   4,150    GE Capital Corp., 8.13%, 4/1/08..      4,680
   2,800    GE Capital Corp., 3.50%, 5/1/08..      2,779
     950    GE Capital Corp., 8.30%,
              9/20/09........................      1,110
     505    GMAC, 8.38%, 2/22/05.............        508
   3,100    GMAC, 6.63%, 10/15/05 (e)........      3,169
   2,500    GMAC, 6.13%, 1/22/08 (e).........      2,573
   2,700    Goldman Sachs Group LP, 6.75%,
              2/15/06 (b)....................      2,805
   1,100    Goldman Sachs Group LP, 7.20%,
              3/1/07 (b).....................      1,179
   2,000    Goldman Sachs Group, Inc., 3.88%,
              1/15/09........................      1,995
     500    Goldman Sachs Group, Inc., 6.50%,
              2/25/09 (b)....................        547
   2,000    Goldman Sachs Group, Inc., 6.65%,
              5/15/09........................      2,207
     700    Hbos Treasury Services, 3.13%,
              1/12/07 (b)....................        695
     540    Heller Financial, Inc., 6.38%,
              3/15/06........................        559
   3,000    Household Finance Corp., 6.50%,
              1/24/06........................      3,101
   1,400    Household Finance Corp., 3.38%,
              2/21/06........................      1,402
   1,975    Household Finance Corp., 7.25%,
              5/15/06........................      2,076
   1,000    Household Finance Corp., 7.20%,
              7/15/06........................      1,056
     544    International Bank Reconstruction
              and Development, 0.00%,
              8/15/08........................        472
   1,400    International Lease Finance
              Corp., 4.50%, 5/1/08...........      1,418

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
   1,000    Jackson National Life Global,
              3.50%, 1/22/09 (b).............        974
   3,450    John Deere BV, 5.88%, 4/6/06.....      3,557
     435    John Deere Capital Corp., 6.85%,
              3/15/06........................        453
   1,800    John Deere Capital Corp., 3.63%,
              5/25/07........................      1,800
     168    John Hancock Global Funding II,
              5.63%, 6/27/06 (b).............        173
   1,000    John Hancock Global Funding II,
              3.50%, 1/30/09 (b).............        978
   1,465    Key Bank, 7.55%, 9/15/06.........      1,563
   2,000    Key Bank NA, 7.13%, 8/15/06......      2,115
     860    KeyCorp, 6.75%, 3/15/06..........        894
   1,000    KeyCorp, 7.50%, 6/15/06..........      1,056
   1,000    Lehman Brothers Holdings, Inc.,
              8.75%, 3/15/05.................      1,011
   1,385    Lehman Brothers Holdings, Inc.,
              6.63%, 2/5/06..................      1,435
     941    Lehman Brothers Holdings, Inc.,
              8.50%, 5/1/07..................      1,045
   1,000    Lehman Brothers Holdings, Inc.,
              8.25%, 6/15/07.................      1,109
   1,267    Lehman Brothers, Inc., 7.63%,
              6/1/06.........................      1,342
   3,500    Lehman Brothers, Inc., 7.38%,
              1/15/07........................      3,771
   1,000    Lehman Brothers, Inc., 6.63%,
              2/15/08........................      1,080
   1,380    Marshall & Ilsley Corp., 5.75%,
              9/1/06.........................      1,436
     150    Massmutual Global Funding, 4.55%,
              5/30/05 (b)....................        151
   1,000    Massmutual Global Funding II,
              5.08%, 3/5/07 (b)..............      1,039
   3,765    Massmutual Global Funding II,
              3.25%, 6/15/07 (b).............      3,732
   1,000    MBIA Global Funding, LLC, 2.88%,
              11/30/06 (b)...................        988
     300    Mellon Bank, 7.00%, 3/15/06......        313
   1,155    Mercentile Bancorp, 7.30%,
              6/15/07........................      1,251
     244    Merrill Lynch & Co., 6.25%,
              1/15/06........................        251
   1,058    Merrill Lynch & Co., 7.00%,
              3/15/06........................      1,106

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
   2,000    Merrill Lynch & Co., Series B,
              7.01%, 4/10/06.................      2,097
   2,058    Merrill Lynch & Co., 8.00%,
              6/1/07.........................      2,259
     650    Monumental Global Funding II,
              6.05%, 1/19/06 (b).............        668
   1,000    Monumental Global Funding II,
              5.20%, 1/30/07 (b).............      1,034
     125    Monumental Global Funding II,
              3.45%, 11/30/07 (b)............        125
   1,110    Morgan Stanley Dean Witter,
              6.30%, 1/15/06 (e).............      1,145
   1,500    Morgan Stanley Dean Witter,
              8.33%, 1/15/07.................      1,639
   2,850    Morgan Stanley Dean Witter,
              5.80%, 4/1/07..................      2,988
     540    National City Bank of Indiana,
              2.38%, 8/15/06.................        532
     645    National Rural Utilities, 6.00%,
              5/15/06........................        668
     235    Nationsbank Corp., 7.13%,
              4/30/06........................        247
   4,000    New York Life Global Funding,
              3.88%, 1/15/09 (b).............      3,978
     500    Newcourt Credit Group, Series B,
              6.88%, 2/16/05.................        503
   2,000    Norwest Financial, Inc., 6.88%,
              8/8/06.........................      2,113
     242    Norwest Financial, Inc., 7.20%,
              5/1/07.........................        263
   1,900    Norwest Financial, Inc., 6.85%,
              7/15/09........................      2,131
     400    Ontario Province Bond, 6.00%,
              2/21/06........................        413
   1,085    Pacific Life Global Funding,
              3.75%, 1/15/09 (b).............      1,073
   3,000    Pricoa Global Funding I, 4.35%,
              6/15/08 (b)....................      3,045
   1,510    Pricoa Global Funding I, Series
              144A, 3.90%, 12/15/08 (b)......      1,507
     310    Principal Life Global Funding,
              6.13%, 3/1/06 (b)..............        320
   1,000    Principal Life Global Funding,
              5.13%, 6/28/07 (b).............      1,032
   2,000    Protective Life US Funding,
              5.88%, 8/15/06 (b).............      2,078
   2,800    Royal Bank of Canada, 3.88%,
              5/4/09.........................      2,777

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
     480    Salomon Smith Barney Holdings,
              6.25%, 6/15/05.................        488
   1,300    SLM Corp., 3.50%, 9/30/06........      1,302
     750    Sovran Financial, 9.25%,
              6/15/06........................        810
     520    Suntrust Bank, 2.50%, 11/1/06....        512
   2,250    Suntrust Bank Atlanta, 7.25%,
              9/15/06........................      2,393
     495    TIAA Global Markets, Series 144A,
              5.00%, 3/1/07 (b)..............        510
     450    TIAA Global Markets, 4.13%,
              11/15/07 (b)...................        456
     400    Travelers Property & Casualty,
              6.75%, 11/15/06................        425
   3,000    U.S. Bank, 3.70%, 8/1/07.........      3,006
     985    USAA Capital Corp., 7.05%,
              11/8/06 (b)....................      1,050
     465    USAA Capital Corp., 5.59%,
              12/20/06 (b)...................        485
     175    USAA Capital Corp., 4.64%,
              12/15/09 (b)...................        178
   1,820    Washington Mutual, Inc., 4.20%,
              1/15/10........................      1,813
   3,921    Wells Fargo Company, 7.13%,
              8/15/06........................      4,169
   4,900    Wells Fargo Financial, 6.13%,
              2/15/06 (e)....................      5,049
                                               ---------
                                                 256,871
                                               ---------
Cable Television (0.0%):
     480    Lenfest Communications, 8.38%,
              11/1/05........................        500
                                               ---------
Consumer Non-Durable (0.3%):
   1,000    General Mills, 9.14%, 12/15/05...      1,051
   1,500    General Mills, 8.13%, 11/20/06...      1,621
   1,000    Sara Lee Corp., 6.30%, 11/7/05...      1,024
                                               ---------
                                                   3,696
                                               ---------
Electrical & Electronic (0.1%):
     500    Hewlett-Packard Co., 7.15%,
              6/15/05........................        510
   1,000    Hewlett-Packard Co., 3.38%,
              12/15/05.......................        999
                                               ---------
                                                   1,509
                                               ---------
Energy (0.2%):
   3,000    Duke Energy Corp., 4.20%,
              10/1/08 (e)....................      3,023
                                               ---------

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 24

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
 Financial Services (0.2%):
   2,000    General Electric Capital Corp.,
              8.63%, 6/15/08, 8.63%,
              6/15/08........................      2,299
     506    Household Finance Corporation,
              6.875%, 3/1/07, 6.88%,
              3/1/07.........................        540
                                               ---------
                                                   2,839
                                               ---------
Food Products & Services (0.1%):
     225    Kroger Co., 8.15%, 7/15/06.......        240
     250    Kroger Co., 7.63%, 9/15/06.......        267
     850    Safeway, Inc., 3.80%, 8/15/05....        853
                                               ---------
                                                   1,360
                                               ---------
Governments (Foreign) (0.0%):
     325    Province of Quebec, 6.50%,
              1/17/06........................        336
                                               ---------
Industrial Goods & Services (0.6%):
     247    Caterpillar, 9.00%, 4/15/06......        264
   1,200    First Data Corp., 3.90%,
              10/1/09........................      1,195
     690    International Paper Co., 4.25%,
              1/15/09........................        693
   1,100    John Deere, 3.13%,
              12/15/05 (e)...................      1,098
     450    John Deere, 5.50%, 9/1/06........        465
   3,700    Wal-Mart Canada, 5.58%, 5/1/06
              (b)............................      3,809
     420    Weyerhaeuser Co., 5.50%,
              3/15/05........................        422
     500    Weyerhaeuser Co., Series A,
              6.43%, 7/12/05.................        509
                                               ---------
                                                   8,455
                                               ---------
Media (0.1%):
     305    CBS Corp., 7.15%, 5/20/05........        310
     945    Walt Disney Company, Series B,
              6.75%, 3/30/06.................        984
                                               ---------
                                                   1,294
                                               ---------
Misc. Business Credit Institutions (0.0%):
     465    National Rural Utilities, 3.25%,
              10/1/07........................        460
                                               ---------
Multimedia (0.1%):
   1,000    AOL Time Warner, Inc., 5.63%,
              5/1/05.........................      1,010
     350    AOL Time Warner, Inc., 8.11%,
              8/15/06........................        375
                                               ---------
                                                   1,385
                                               ---------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Oil & Gas Exploration Production & Services (0.5%):
   1,000    BP Amoco Plc., 8.50%, 4/15/07....      1,104
     875    Kerr-McGee Corp., 5.38%,
              4/15/05........................        881
     439    Occidental Petroleum, 7.65%,
              2/15/06........................        460
   1,050    Union Pacific Resources, 6.50%,
              5/15/05........................      1,062
     282    Unocal Corp., 6.50%, 5/1/08......        304
   2,680    USX Corp., 6.65%, 2/1/06.........      2,774
                                               ---------
                                                   6,585
                                               ---------
Paper Products (0.1%):
     750    Willamette Industries, 6.45%,
              6/18/09........................        805
                                               ---------
Printing & Publishing (0.0%):
     200    Donnelley (R.R.) & Sons, Series
              C, 6.56%, 7/5/05...............        203
                                               ---------
Rail Industries (0.1%):
     200    Consolidated Rail Corp., Series
              94-A, 7.48%, 7/1/05............        207
     500    Norfolk Southern Corp., 5.90%,
              4/1/05.........................        504
                                               ---------
                                                     711
                                               ---------
Real Estate (0.1%):
   1,000    EOP Operating LP, 6.63%,
              2/15/05........................      1,004
                                               ---------
Telecommunications (0.5%):
   3,000    Chesapeake (Bell Atlantic
              Virginia), 6.13%, 7/15/05......      3,052
   1,050    SBC Communications, Inc., 5.75%,
              5/2/06.........................      1,084
     100    Southwestern Bell Capital Corp.,
              7.13%, 6/1/05..................        102
     892    Southwestern Bell Telephone Co.,
              7.50%, 4/26/05.................        905
     500    Southwestern Bell Telephone Co.,
              5.95%, 10/15/07................        526
     500    Sprint Capital Corp., 6.00%,
              1/15/07........................        523
     100    TCI Communications, Inc., 7.25%,
              8/1/05.........................        102
     380    Vodafone AirTouch Plc, 7.63%,
              2/15/05........................        382
                                               ---------
                                                   6,676
                                               ---------
Utilities (0.3%):
     540    Appalachian Power Co., Series E,
              4.80%, 6/15/05.................        545

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Utilities, continued:
     500    Constellation Energy Group,
              6.13%, 9/1/09 (e)..............        541
     500    Hydro-Quebec, Series B, 6.94%,
              3/1/05.........................        503
   1,000    National Rural Utilities, 7.30%,
              9/15/06........................      1,061
     750    Ohio Valley Electric Co., 5.94%,
              2/12/06 (b)....................        772
      65    Quebec Province, 8.63%,
              1/19/05........................         65
                                               ---------
                                                   3,487
                                               ---------
  Total Corporate Bonds                          314,201
                                               ---------
U.S. GOVERNMENT AGENCY MORTGAGES (9.9%):
Fannie Mae (5.6%):
       3    9.00%, 9/1/05, Pool #50340.......          3
       2    9.00%, 11/1/05, Pool #50361......          2
      14    8.50%, 4/1/06, Pool #116875......         14
      61    5.95%, 6/25/06, Series 93-204,
              Class VD.......................         61
     114    8.00%, 7/25/06, Series 91-72,
              Class G........................        117
  12,765    7.42%, 9/1/06, Pool #73618.......     13,329
      73    8.50%, 9/25/06, Series 91-114,
              Class C........................         76
      27    8.00%, 10/1/06, Pool #50494......         28
      23    7.50%, 1/1/07, Pool #50527.......         23
       4    7.50%, 1/1/07, Pool #138666......          4
      86    7.50%, 3/25/07, Series 92-18,
              Class HC.......................         89
     543    8.00%, 5/25/07, Series 92-68,
              Class M........................        563
     100    8.00%, 7/1/07, Pool #202008......        103
      79    8.00%, 7/1/07, Pool #202006......         81
     113    8.00%, 7/1/07, Pool #202007......        117
      43    8.00%, 7/1/07, Pool #164123......         45
      21    8.00%, 9/1/07, Pool #175626......         22
      57    0.00%, 10/25/07, Series 95-23,
              Class OB, PO...................         56
      30    7.00%, 11/1/07, Pool #251418.....         31
     162    6.50%, 12/25/07, Series 93-10,
              Class PH.......................        164
   1,211    7.50%, 1/1/08, Pool #639656......      1,257
      32    6.50%, 2/1/08, Pool #251628......         33
      49    7.50%, 3/1/08, Pool #207194......         52
      42    6.50%, 5/1/08, Pool #50370.......         44
     574    6.50%, 5/25/08, Series 93-71.....        592
   1,000    7.00%, 5/25/08, Series 93-68,
              Class PL.......................      1,044
      91    7.50%, 6/1/08, Pool #50786.......         96

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
     758    6.50%, 6/25/08, Series 93-78,
              Class H........................        784
     750    7.00%, 6/25/08, Series 93-101,
              Class PJ.......................        776
     139    6.25%, 7/25/08, Series 93-170,
              Class K........................        141
     198    6.50%, 8/1/08, Pool #251905......        207
   1,825    6.00%, 8/25/08, Series 93-154,
              Class H........................      1,879
   4,590    6.50%, 8/25/08, Series 93-129,
              Class H........................      4,748
     560    6.50%, 8/25/08, Series 93-134,
              Class H........................        588
   3,748    6.50%, 9/25/08, Series 95-13,
              Class D........................      3,878
      54    5.50%, 10/1/08, Pool #190082.....         56
      21    7.00%, 10/1/08, Pool #326591.....         23
      59    2.86%, 10/25/08, Series 93-196,
              Class FA*......................         59
     321    6.50%, 10/25/08, Series 95-13,
              Class K........................        330
      28    8.29%, 10/25/08, Series 93-192,
              Class SC, IF*..................         29
     369    5.50%, 12/1/08, Pool #261154.....        382
      25    11.03%, 12/25/08, Series 93-231,
              Class SB, IF*..................         27
       2    11.57%, 12/25/08, Series 93-233,
              Class SC, IF*..................          2
     914    5.50%, 1/1/09, Pool #190579......        946
      53    6.00%, 1/1/09, Pool #328962......         56
      95    6.00%, 1/1/09, Pool #269001......         99
      53    8.00%, 1/1/09, Pool #146934......         56
     146    8.00%, 1/1/09, Pool #149635......        154
     222    6.25%, 1/25/09, Series 94-12,
              Class C........................        227
   3,279    6.50%, 1/25/09, Series 94-7,
              Class PG.......................      3,400
      63    6.50%, 2/1/09, Pool #50987.......         66
      38    8.00%, 2/1/09, Pool #146937......         40
       8    4.00%, 2/25/09, Series 97-67,
              Class GA.......................          8
      56    6.50%, 2/25/09, Series 94-20,
              Class Z........................         58
     162    8.00%, 3/1/09, Pool #146936......        171
     391    6.00%, 3/25/09, Series 94-33,
              Class H........................        403
     301    6.50%, 3/25/09, Series 94-32,
              Class Z........................        310
      12    6.50%, 4/1/09, Pool #249872......         12
      65    6.50%, 4/1/09, Pool #E00292......         69

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 26

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
      46    6.00%, 5/1/09, Series B, Class
              1..............................         46
     169    5.50%, 7/1/09, Pool #505932......        175
      35    7.50%, 8/1/09, Pool #250117......         37
      17    8.00%, 8/1/09, Pool #250104......         18
      28    7.50%, 8/15/09, Pool #100286.....         30
      32    6.00%, 9/1/09, Pool #303032......         33
      60    6.50%, 9/1/09, Pool #G10339......         64
   1,983    6.50%, 11/1/09, Pool #545105.....      2,080
      31    9.50%, 12/1/09, Pool #426815.....         32
      54    8.50%, 1/1/10, Pool #7...........         58
      90    7.50%, 2/1/10, Pool #330136......         93
      83    9.00%, 2/1/10, Pool #303133......         88
      96    8.00%, 5/1/10, Pool #328091......        101
     482    7.00%, 6/1/10, Pool #315928......        511
     153    8.50%, 6/1/10, Pool #174550......        160
     474    6.50%, 9/1/10, Pool #325479......        504
     409    6.50%, 10/1/10, Pool #250377.....        434
     184    7.50%, 10/1/10, Pool #350045.....        191
     230    7.00%, 11/1/10, Pool #250387.....        244
      30    7.00%, 12/1/10, Pool #303945.....         32
      44    7.50%, 12/1/10, Pool #313073.....         46
      22    7.50%, 1/1/11, Pool #123083......         23
     289    7.50%, 2/1/11, Pool #303755......        307
      68    6.50%, 3/1/11, Pool #E77173......         72
      43    6.00%, 5/1/11, Pool #345650......         45
      51    7.50%, 5/1/11, Pool #313001......         54
     155    6.00%, 8/1/11, Pool #403114......        163
     755    8.50%, 11/1/11, Pool #313650.....        806
     713    6.50%, 2/1/12, Pool #313301......        757
     459    7.50%, 2/1/12, Pool #693747......        485
      42    7.00%, 3/1/12, Pool #313429......         45
      43    9.00%, 3/1/12, Pool #457218......         43
     561    7.50%, 3/18/12, Series 97-42,
              Class PB.......................        571
      19    6.50%, 7/18/12, Series 97-46,
              Class PN.......................         20
   1,550    7.00%, 7/25/12, Series 01-61,
              Class VA.......................      1,614
   1,547    5.50%, 11/25/12, Series 01-69,
              Class VA.......................      1,604
     172    6.00%, 2/1/13, Series 25, Class
              1..............................        173
     135    6.50%, 3/25/13, Series 93-140,
              Class H........................        137
     839    6.50%, 4/1/13, Pool #425396......        886
      46    6.50%, 4/25/13, Series 99-19,
              Class TD.......................         47
     127    6.00%, 6/1/13, Pool #426767......        133
      64    8.00%, 6/1/13, Pool #76380.......         67

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
   1,157    6.50%, 6/25/13, Series 94-1,
              Class K........................      1,176
     227    6.50%, 9/1/13, Pool #251982......        240
     177    7.50%, 11/1/13, Pool #190502.....        189
     500    6.00%, 11/25/13, Series 93-220,
              Class PJ.......................        534
     233    5.00%, 12/1/13, Pool #452265.....        237
      51    6.50%, 12/1/13, Pool #623537.....         54
     100    7.00%, 12/1/13, Pool #263366.....        107
      59    6.50%, 1/1/14, Pool #50848.......         63
     121    8.00%, 7/1/14, Pool #250109......        132
     163    6.00%, 8/1/14, Pool #623536......        171
     166    6.00%, 8/1/14, Pool #250109......        174
     170    6.50%, 8/1/14, Pool #594202......        176
     190    4.00%, 1/15/15, Series 2668,
              Class AD.......................        191
       2    7.00%, 3/1/15, Pool #555187......          2
     101    7.00%, 3/1/15, Pool #535200......        107
      77    7.00%, 6/1/15, Pool #623538......         82
     302    6.00%, 10/25/15, Series 01-7,
              Class PQ.......................        308
     152    8.00%, 11/1/15, Pool #535852.....        162
      87    8.00%, 11/1/15, Pool #250457.....         95
      94    7.50%, 6/1/16, Pool #250619......        101
      85    4.13%, 11/1/16, Pool #51729*.....         87
      33    8.00%, 12/25/16, Series G-22,
              Class ZT.......................         35
      35    6.50%, 3/1/17, Pool #313490......         37
       6    8.00%, 5/1/17, Pool #269331......          7
     384    6.00%, 7/1/17, Pool #659716......        400
      72    4.87%, 8/1/17, Pool #105093*.....         74
     167    6.50%, 9/1/17, Pool #379129......        176
     132    6.00%, 3/1/18, Pool #251740......        137
      59    9.25%, 4/25/18, Series 88-7,
              Class Z........................         64
      75    9.30%, 5/25/18, Series 88-13,
              Class C........................         82
     144    6.00%, 6/1/18, Pool #251818......        150
      63    9.00%, 6/25/18, Series 88-15,
              Class A........................         68
      80    9.50%, 6/25/18, Series 88-16,
              Class B........................         87
      85    6.50%, 10/1/18, Pool #252023.....         90
      63    6.00%, 11/1/18, Pool #252103.....         66
      99    3.06%, 1/1/19, Pool #70226*......        100
      42    8.80%, 1/25/19, Series 89-2,
              Class D........................         46
     196    6.50%, 2/1/19, Pool #252210......        207
     248    3.41%, 3/1/19, Pool #116612*.....        253
     107    6.50%, 3/1/19, Pool #252348......        113

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
     980    6.50%, 4/1/19, Pool #252386......      1,035
     144    6.50%, 5/1/19, Pool #252442......        152
     156    6.90%, 6/25/19, Series 89-27,
              Class Y........................        163
     161    6.00%, 7/1/19, Pool #252575......        168
      42    4.93%, 8/1/19, Pool #111366*.....         42
      37    8.40%, 8/25/19, Series 89-54,
              Class E........................         40
      34    7.00%, 9/25/19, Series 89-66,
              Class J........................         36
      26    8.00%, 10/25/19, Series 89-70,
              Class G........................         28
     644    9.35%, 10/25/19, Series 89-72,
              Class E........................        711
      85    9.00%, 11/25/19, Series 89-89,
              Class H........................         93
      42    9.00%, 12/25/19, Series 89-96,
              Class H........................         46
      53    8.50%, 1/25/20, Series 90-97,
              Class B........................         57
      39    4.50%, 2/25/20, Series 90-12,
              Class G........................         39
   1,036    9.75%, 2/25/20, Series 90-19,
              Class G........................      1,140
     999    0.00%, 3/25/20, Series 108, Class
              5, PO..........................        931
     142    7.00%, 5/25/20, Series 90-58,
              Class 4........................        150
     152    7.00%, 6/25/20, Series 90-61,
              Class H........................        161
      27    7.00%, 9/25/20, Series 90-109,
              Class J........................         28
      77    8.50%, 9/25/20, Series 90-106,
              Class J........................         84
     107    8.75%, 9/25/20, Series 90-111,
              Class Z........................        114
      46    7.00%, 10/25/20, Series 90-123,
              Class G........................         49
      41    8.95%, 10/25/20, Series 90-117,
              Class E........................         45
      48    7.00%, 11/25/20, Series 90-132,
              Class Z........................         51
   1,659    9.00%, 12/25/20, Series 90-137,
              Class X........................      1,859
      14    7.00%, 5/25/21, Series 91-53,
              Class J........................         15
      62    8.50%, 5/25/21, Series G-11,
              Class Z........................         68

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
     191    9.00%, 9/25/21, Series 91-130,
              Class C........................        207
      89    7.50%, 10/25/21, Series G-41,
              Class PT.......................         94
     946    8.50%, 4/25/22, Series 92-81,
              Class ZB.......................        996
      17    0.00%, 5/25/22, Series 92-96,
              Class B, PO....................         15
      59    7.00%, 7/25/22, Series G92-40,
              Class ZC.......................         63
     118    7.50%, 7/25/22, Series G92-35,
              Class E........................        124
     602    8.00%, 7/25/22, Series G92-44,
              Class ZQ.......................        656
   1,251    7.50%, 8/25/22, Series 92-138,
              Class G........................      1,289
     129    7.50%, 9/25/22, Series G92-54,
              Class ZQ.......................        137
       6    8.00%, 2/1/23, Pool #364544......          7
      12    9.00%, 2/1/23, Series 268, Class
              2, IO..........................          2
      36    6.50%, 6/25/23, Series 94-41,
              Class PJ.......................         37
     225    0.00%, 9/25/23, Series 93-125,
              Class G, PO....................        198
      29    11.47%, 9/25/23, Series 93-165,
              Class SN, IF*..................         31
      23    0.00%, 11/25/23, Series 93-225,
              Class MC, PO...................         22
   2,025    6.90%, 11/25/23, Series 94-62,
              Class PH.......................      2,086
      65    10.00%, 2/1/24, Pool #479469.....         72
      23    9.00%, 4/25/25, Series 95-W3,
              Class A........................         25
      27    4.22%, 5/1/25, Pool #326088*.....         28
      18    4.60%, 10/1/25, Pool #325081*....         19
     104    6.50%, 3/1/26, Pool #250511......        110
      59    7.00%, 2/18/27, Series 97-55,
              Class B........................         61
      56    8.50%, 3/1/27, Pool #415460......         62
     168    3.33%, 6/1/27, Pool #409902*.....        172
      13    4.33%, 10/1/27, Pool #374732*....         13
     338    0.00%, 3/25/28, Series 01-4,
              Class EP, PO...................        332
     159    9.50%, 7/1/28, Pool #457268......        179
     449    9.00%, 2/1/31, Pool #573753......        493
                                               ---------
                                                  72,474
                                               ---------

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 28

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
 Freddie Mac (3.6%):
       7    9.00%, 12/1/05, Gold Pool
              #E00005........................          7
      34    8.50%, 1/1/06, Gold Pool
              #G10003........................         34
       7    9.00%, 1/1/06, Gold Pool
              #E00012........................          7
      48    8.00%, 7/15/06, Series 1114,
              Class E........................         48
      35    8.25%, 8/1/06, Pool #25570.......         36
      30    5.50%, 9/1/06, Gold Pool
              #G40394........................         30
      24    8.00%, 10/1/06, Gold Pool
              #E00052........................         25
      38    7.50%, 11/15/06, Series 1170,
              Class H........................         38
      23    7.50%, 12/1/06, Gold Pool
              #E00070........................         23
     116    7.50%, 2/15/07, Series 1204,
              Class H........................        116
     137    7.00%, 3/1/07, Gold Pool
              #E34594........................        142
     278    7.00%, 3/15/07, Series 1211,
              Class L........................        278
      46    7.00%, 3/15/07, Series 1679,
              Class A........................         46
      89    7.00%, 4/1/07, Gold Pool
              #E00087........................         93
     108    7.50%, 4/1/07, Gold Pool
              #E00084........................        112
     449    8.00%, 6/1/07, Pool #260908......        461
   1,401    8.00%, 7/15/07, Series 1314,
              Class L........................      1,406
      49    7.50%, 8/1/07, Gold Pool
              #E00122........................         51
      38    0.00%, 8/15/07, Series 1338,
              Class Q, PO....................         38
     113    10.59%, 10/15/07, Series 1386,
              Class E, IF*...................        116
     193    12.45%, 10/15/07, Series 1389,
              Class PS, IF*..................        205
      39    7.50%, 11/1/07, Gold Pool
              #B70022........................         40
     139    7.50%, 11/1/07, Gold Pool
              #E00165........................        145
     207    2.76%, 11/15/07, Series 1417,
              Class FA*......................        206
      64    8.50%, 12/1/07, Pool #160034.....         67
   1,548    7.00%, 12/15/07, Series 1445,
              Class L........................      1,567

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
     237    7.50%, 1/1/08, Gold Pool
              #E43606........................        248
      61    8.50%, 1/1/08, Pool #160037......         65
      89    8.50%, 2/1/08, Pool #10133.......         89
       9    8.25%, 3/1/08, Pool #183500......         10
      35    6.00%, 4/15/08, Series 1601,
              Class PH.......................         35
      14    7.50%, 5/1/08, Pool #184286......         14
   1,216    6.50%, 5/15/08, Series 1539,
              Class PI.......................      1,241
      27    8.61%, 5/15/08, Series 1515,
              Class SA, IF*..................         29
      57    6.00%, 7/1/08, Gold Pool
              #E00227........................         60
     309    7.50%, 7/1/08, Gold Pool
              #G10126........................        318
     697    11.63%, 7/15/08, Series 1550,
              Class SC, IF*..................        742
     490    6.00%, 8/15/08, Series 1565,
              Class G........................        504
      53    12.19%, 8/15/08, Series 1575,
              Class SA, IF*..................         56
      44    8.00%, 9/1/08, Pool #181387......         46
      86    6.50%, 9/15/08, Series 1580,
              Class P........................         89
      25    6.50%, 9/15/08, Series 1587,
              Class H........................         26
      55    6.50%, 10/1/08, Gold Pool
              #E00242........................         57
     190    6.50%, 10/15/08, Series 1655,
              Class HB.......................        192
     952    6.00%, 11/15/08, Series 1606,
              Class H........................        978
     597    6.00%, 11/15/08, Series 1612,
              Class PH.......................        615
      49    12.43%, 11/15/08, Series 1604,
              Class MB, IF*..................         53
      42    13.06%, 11/15/08, Series 1612,
              Class SD, IF*..................         46
     201    7.00%, 12/1/08, Gold Pool
              #E20065........................        212
      36    7.00%, 12/1/08, Gold Pool
              #G10569........................         38
     820    8.00%, 12/1/08, Pool #256638.....        863
     205    6.00%, 12/15/08, Series 1693,
              Class H........................        208
   1,132    6.00%, 12/15/08, Series 1626,
              Class PT.......................      1,167
      49    12.75%, 12/15/08, Series 1625,
              Class SG, IF*..................         52

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
      69    5.50%, 1/1/09, Gold Pool
              #E55220........................         72
      78    8.00%, 1/1/09, Pool #181290......         81
      99    6.75%, 1/15/09, Series 1659,
              Class TZ.......................        102
     754    6.50%, 3/15/09, Series 1701,
              Class PH.......................        781
     977    8.75%, 5/1/09, Pool #555528......      1,026
      18    6.50%, 6/1/09, Gold Pool
              #E58931........................         19
     483    6.25%, 7/1/09, Gold Pool
              #E60034........................        500
     160    8.00%, 7/1/09, Pool #555130......        167
      29    6.00%, 8/1/09, Gold Pool
              #E60668........................         30
     308    7.50%, 8/1/09, Gold Pool
              #G10740........................        326
      97    8.25%, 8/1/09, Pool #182010......        103
     701    8.00%, 9/1/09, Pool #272191......        721
     248    8.00%, 9/1/09, Gold Pool
              #G10263........................        263
      49    9.00%, 9/1/09, Pool #181769......         53
      18    7.00%, 10/1/09, Pool #78855......         19
      24    8.50%, 11/1/09, Pool #181328.....         26
      19    9.00%, 11/1/09, Pool #531725.....         19
     148    8.00%, 1/1/10, Gold Pool
              #E00355........................        157
     430    8.00%, 2/1/10, Gold Pool
              #G10328........................        456
      65    8.00%, 4/1/10, Gold Pool
              #E00371........................         69
     643    8.50%, 5/1/10, Pool #E82420......        666
     421    8.00%, 6/1/10, Pool #282786......        438
      91    8.50%, 7/1/10, Pool #181312......         98
     291    7.50%, 9/1/10, Gold Pool
              #E62448........................        308
     636    7.00%, 10/1/10, Gold Pool
              #E61709........................        674
      53    7.50%, 11/1/10, Pool #E00402.....         56
     340    8.00%, 12/1/10, Pool #555014.....        349
     125    8.00%, 12/1/10, Pool #E62302.....        132
      94    8.25%, 1/1/11, Pool #251419......         98
     106    8.50%, 1/1/11, Pool #290543......        109
      63    6.50%, 2/1/11, Gold Pool
              #E62968........................         67
      72    6.50%, 4/15/11, Series 1838,
              Class H........................         74
      54    6.50%, 5/1/11, Gold Pool
              #E66451........................         57

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   1,035    7.00%, 5/1/11, Gold Pool
              #E20241........................      1,097
      29    7.50%, 5/1/11, Pool #10579.......         31
     135    8.75%, 5/1/11, Pool #555068......        137
     137    6.00%, 6/1/11, Gold Pool
              #B50257........................        144
      51    7.50%, 6/1/11, Pool #E20246......         54
      51    7.50%, 8/1/11, Gold Pool
              #E00445........................         54
      25    7.50%, 11/1/11, Gold Pool
              #E00458........................         27
     185    7.00%, 1/1/12, Gold Pool
              #E00466........................        197
      12    8.00%, 1/1/12, Gold Pool
              #G10652........................         12
     767    6.50%, 6/15/12, Series 2353,
              Class VA.......................        775
     490    7.00%, 4/15/13, Series 1702,
              Class TJ.......................        517
     475    8.00%, 6/1/13, Pool #555134......        480
      24    6.50%, 7/1/13, Gold Pool
              #A01209........................         25
     214    3.39%, 12/15/13, Series 1641,
              Class FA*......................        218
   2,422    6.00%, 12/15/13, Series 1688-J...      2,489
     103    7.00%, 3/1/14, Gold Pool
              #G30209........................        110
     217    8.00%, 6/1/14, Pool #548775......        227
     700    6.50%, 7/1/14, Gold Pool
              #E77962........................        741
     206    5.50%, 7/15/14, Series 2497,
              Class GD.......................        207
     473    5.50%, 5/15/15, Series 2497,
              Class UG.......................        476
     132    8.50%, 11/1/15, Gold Pool
              #D06775........................        134
      96    5.50%, 11/15/15, Series 2496,
              Class B........................         97
      47    7.50%, 10/1/16, Pool #G30055.....         51
     143    7.50%, 7/1/17, Gold Pool
              #C90179........................        154
     153    8.25%, 8/1/17, Pool #555147......        163
     110    6.00%, 5/1/18, Pool #323129......        115
     576    5.00%, 6/15/18, Series 2512,
              Class PX.......................        580
   1,401    7.50%, 7/1/18, Pool #30158.......      1,511
     114    6.50%, 8/1/18, Gold Pool
              #C90227........................        120

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 30

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   2,412    7.50%, 8/15/18, Series 2780,
              Class YP.......................      2,607
      70    8.00%, 12/1/18, Pool #306622.....         76
     144    6.00%, 1/1/19, Gold Pool
              #C90246........................        150
     103    6.50%, 2/1/19, Gold Pool
              #G3145.........................        109
      83    9.30%, 3/15/19, Series 2, Class
              Z..............................         85
     520    8.00%, 5/1/19, Pool #555045......        525
      76    6.50%, 6/1/19, Pool #D93630......         81
      21    6.50%, 7/1/19, Gold Pool
              #D93769........................         22
     121    9.90%, 10/15/19, Series 17, Class
              I..............................        121
      97    10.00%, 10/15/19, Series 16,
              Class D........................         97
       7    8.50%, 11/1/19, Pool #141856.....          7
      50    9.25%, 11/15/19, Series 12, Class
              A..............................         51
      94    9.50%, 2/15/20, Series 1559,
              Class VF.......................         95
     175    9.60%, 4/15/20, Series 23, Class
              F..............................        175
      40    9.00%, 10/15/20, Series 1807,
              Class G........................         42
      24    8.13%, 11/15/20, Series 81, Class
              A..............................         24
      75    8.60%, 1/15/21, Series 85, Class
              C..............................         75
      79    9.50%, 1/15/21, Series 99, Class
              Z..............................         79
       0    1066.21%, 2/15/21, Series 1045,
              Class G, HB*...................          0
      63    6.50%, 3/15/21, Series 1056,
              Class KZ.......................         63
      23    7.00%, 3/15/21, Series 1053,
              Class G........................         23
     108    6.50%, 5/1/21, Gold Pool
              #G30195........................        114
      30    8.50%, 5/15/21, Series 1074,
              Class H........................         30
     103    9.00%, 5/15/21, Series 1082,
              Class C........................        103
      39    8.50%, 6/15/21, Series 1087,
              Class I........................         40
     122    8.25%, 8/15/21, Series 1125,
              Class Z........................        122

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
      13    4.50%, 9/15/21, Series 159, Class
              H..............................         13
      18    6.50%, 10/15/21, Series 189,
              Class D........................         18
     125    7.00%, 10/15/21, Series 1142,
              Class IA.......................        126
      93    6.50%, 11/15/21, Series 1173,
              Class E........................         94
      18    7.00%, 11/15/21, Series 1169,
              Class G........................         18
     359    6.25%, 4/15/22, Series 1610,
              Class PM.......................        363
     201    8.00%, 8/15/22, Series 1343,
              Class LA.......................        212
      64    2.51%, 11/15/22, Series 1424,
              Class F*.......................         63
     376    6.00%, 11/15/22, Series 1673,
              Class H........................        384
      89    6.25%, 11/15/22, Series 1614,
              Class J........................         89
   1,080    7.50%, 3/15/23, Series 1480,
              Class LZ.......................      1,131
   2,132    8.00%, 4/25/24, Series 31, Class
              Z..............................      2,389
     679    8.50%, 9/15/24, Series 1754,
              Class Z........................        737
   1,535    8.50%, 4/15/25, Series 1779,
              Class Z........................      1,588
      38    4.02%, 9/1/25, Pool #846171*.....         40
     681    7.50%, 9/20/26, Series 56, Class
              Z..............................        715
     478    3.90%, 1/1/27, Pool #611141*.....        492
      30    6.29%, 1/1/27, Pool #786211*.....         29
     561    3.73%, 12/1/27, Pool #846774*....        582
     604    7.49%, 9/25/29, Series T-20,
              Class A6.......................        622
                                               ---------
                                                  47,070
                                               ---------
Government National Mortgage Assoc. (0.7%):
       0    8.00%, 6/15/05, Pool #28827......          0
       3    9.00%, 10/15/05, Pool #292589....          3
       1    8.00%, 7/15/06, Pool #307231.....          1
       2    8.00%, 9/15/06, Pool #311301.....          2
      19    9.00%, 9/15/06, Pool #780270.....         19
      13    8.00%, 10/15/06, Pool #316915....         13
       2    8.00%, 11/15/06, Pool #315078....          2
       5    8.00%, 11/15/06, Pool #311131....          5

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
       1    8.00%, 11/15/06, Pool #316671....          1
      10    8.00%, 11/15/06, Pool #312210....         11
      15    8.00%, 12/15/06, Pool #311384....         16
      25    8.00%, 2/15/07, Pool #316086.....         26
      41    7.00%, 3/15/07, Pool #318474.....         42
       3    8.00%, 3/15/07, Pool #318825.....          3
       8    8.00%, 3/15/07, Pool #178684.....          9
      11    8.00%, 4/15/07, Pool #316441.....         11
      10    8.00%, 10/15/07, Pool #018954....         10
       6    8.00%, 10/15/07, Pool #020981....          7
      18    8.00%, 12/15/07, Pool #019083....         18
       4    8.00%, 12/15/07, Pool #020290....          4
       6    9.00%, 1/15/08, Pool #780182.....          6
     129    6.50%, 7/15/08, Pool #364282.....        135
      24    6.50%, 7/20/08, Pool #1287.......         25
     156    6.50%, 12/15/08, Pool #364290....        164
      48    7.00%, 1/15/09, Pool #372773.....         50
     679    6.50%, 7/15/09, Pool #780316.....        713
      94    8.00%, 9/15/09, Pool #400089.....         99
     373    9.00%, 9/15/09, Pool #780072.....        401
      82    9.00%, 3/15/10, Pool #780457.....         88
      88    6.00%, 4/15/14, Pool #499262.....         93
   2,299    6.00%, 12/20/14, Series 02-71,
              Class VJ.......................      2,386
      34    4.63%, 11/20/15, Pool #8080*.....         34
      24    3.38%, 1/20/16, Pool #8092*......         24
      14    4.00%, 3/20/16, Pool #8110*......         14
      37    3.75%, 8/20/16, Pool #8150*......         38
      35    3.38%, 5/20/17, Pool #8224*......         36
      37    3.75%, 9/20/17, Pool #8263*......         37
      17    4.63%, 10/20/17, Pool #8276*.....         18
      30    4.63%, 12/20/17, Pool #8296*.....         31
      30    4.63%, 12/20/17, Pool #8293*.....         30
      23    3.38%, 4/20/18, Pool #8342*......         24
      43    4.00%, 8/20/18, Pool #8393*......         43
     162    12.00%, 11/15/19, Pool #780149...        184
     172    3.38%, 5/20/20, Pool #8642*......        175
     103    9.50%, 7/15/20, Pool #293363.....        116
      53    3.38%, 5/20/21, Pool #8785*......         53
      16    4.25%, 8/20/21, Pool #8823*......         16
      55    3.38%, 3/20/22, Pool #8938*......         56
     155    9.50%, 3/15/23, Pool #780010.....        175
      33    9.00%, 9/15/24, Pool #403964.....         37
     160    9.50%, 12/15/24, Pool #780831....        181

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
      80    8.50%, 3/20/25, Pool #1974.......         88
      79    8.50%, 4/15/25, Pool #780010.....         86
     143    8.50%, 4/20/25, Pool #1989.......        156
     387    4.63%, 11/20/25, Pool #8746*.....        396
   1,376    9.50%, 12/15/25, Pool #780965....      1,553
     186    3.38%, 1/20/26, Pool #8790*......        189
     148    8.00%, 9/20/26, Pool #2285.......        160
       9    9.00%, 10/15/26, Pool #423946....         10
      29    3.38%, 1/20/27, Pool #80033*.....         29
      18    3.38%, 3/20/27, Pool #80053*.....         18
     484    7.50%, 9/20/27, Series 97-12,
              Class D........................        499
      44    8.00%, 10/20/27, Pool #2499......         48
      14    8.00%, 12/20/27, Pool #2525......         15
      12    3.38%, 1/20/28, Pool #80152*.....         12
      74    8.00%, 6/15/28, Pool #444095.....         80
     105    7.50%, 9/20/28, Pool #2646.......        112
                                               ---------
                                                   9,136
                                               ---------
  Total U.S. Government Agency Mortgages         128,680
                                               ---------
U.S. GOVERNMENT AGENCY SECURITIES (24.0%):
Fannie Mae (12.4%):
  21,000    7.00%, 7/15/05...................     21,470
  17,000    5.50%, 2/15/06 (e)...............     17,454
   2,992    2.50%, 5/12/06...................      2,968
  30,000    2.50%, 6/15/06...................     29,735
  70,000    3.13%, 7/15/06 (e)...............     69,975
     180    2.28%, 1/16/07...................        177
  20,000    2.38%, 2/15/07 (e)...............     19,630
                                               ---------
                                                 161,409
                                               ---------
Federal Farm Credit Bank (0.3%):
   3,500    6.05%, 12/7/05...................      3,598
     225    5.79%, 3/15/06...................        232
                                               ---------
                                                   3,830
                                               ---------
Federal Home Loan Bank (7.7%):
  10,000    2.13%, 8/17/05...................      9,960
   8,000    2.38%, 2/15/06...................      7,939
     125    6.32%, 2/21/06, Series KK06......        130
  11,000    2.50%, 3/30/06...................     10,924
  20,000    2.75%, 5/15/06...................     19,905
  30,000    3.00%, 5/15/06...................     29,957
     835    6.67%, 6/23/06...................        878
   5,000    3.50%, 8/15/06...................      5,026

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 32

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Federal Home Loan Bank, continued:
  14,000    2.88%, 9/15/06 (e)...............     13,950
   2,000    2.88%, 2/15/07, Series T307
              (e)............................      1,983
     100    6.03%, 1/30/08, Series AJ08......        107
                                               ---------
                                                 100,759
                                               ---------
Freddie Mac (3.6%):
  20,000    5.50%, 7/15/06 (e)...............     20,697
   1,704    4.35%, 11/21/06..................      1,738
  25,000    2.88%, 5/15/07 (e)...............     24,745
                                               ---------
                                                  47,180
                                               ---------
  Total U.S. Government Agency Securities        313,178
                                               ---------
U.S. TREASURY OBLIGATIONS (33.3%):
U.S. Treasury Bonds (3.6%):
  15,000    4.63%, 5/15/06 (e)...............     15,346
  22,785    6.50%, 10/15/06 (e)..............     24,149
   7,000    6.63%, 5/15/07...................      7,552
                                               ---------
                                                  47,047
                                               ---------
U.S. Treasury Inflation Protected Bonds (0.7%):
   2,410    3.38%, 1/15/07...................      2,552
   1,182    3.63%, 1/15/08 (e)...............      1,287
   3,492    3.88%, 1/15/09...................      3,914
     964    4.25%, 1/15/10 (e)...............      1,119
                                               ---------
                                                   8,872
                                               ---------
U.S. Treasury Notes (28.6%):
  16,000    5.75%, 11/15/05..................     16,410
   3,000    1.88%, 11/30/05 (e)..............      2,977
  27,000    1.88%, 1/31/06 (e)...............     26,741
  15,000    1.63%, 2/28/06 (e)...............     14,797

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Notes, continued:
 113,000    6.88%, 5/15/06 (e)...............    118,980
  33,000    7.00%, 7/15/06 (e)...............     34,988
  29,676    2.38%, 8/31/06 (e)...............     29,380
   5,000    2.50%, 10/31/06 (e)..............      4,953
  10,000    3.13%, 5/15/07 (e)...............      9,995
  53,000    4.38%, 5/15/07 (e)...............     54,471
   5,000    6.13%, 8/15/07...................      5,366
  22,000    5.63%, 5/15/08 (e)...............     23,597
  30,000    3.25%, 8/15/08 (e)...............     29,861
                                               ---------
                                                 372,516
                                               ---------
U.S. Treasury STRIPS (0.4%):
   4,890    8/15/05 (e)......................      4,813
                                               ---------
  Total U.S. Treasury Obligations                433,248
                                               ---------
INVESTMENT COMPANIES (0.0%):
     468    One Group Government Money Market
              Fund, Class I (d)..............        468
                                               ---------
  Total Investment Companies                         468
                                               ---------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (25.2%):
 328,462    Pool of various securities for
              One Group Bond
              Funds -- footnote 2 (Securities
              Lending).......................    328,462
                                               ---------
  Total Short-Term Securities Held as
  Collateral for Securities Lending              328,462
                                               ---------
Total (Cost $1,611,936) (a)                    1,613,536
                                               =========

------------
Percentages indicated are based on net assets of $1,303,418.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 8,308
                   Unrealized depreciation......................   (6,708)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $ 1,600
                                                                  =======

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(c) Defaulted security.

(d) Investment in affiliate.

(e) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
    Amounts shown as 0 rounded to less than 1,000.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect as of December 31, 2004.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

The following table represents the portfolio of investments by industry classifications as a percentage of net assets:

         Short-Term Bond Fund
         Asset Backed Securities.....................................   6.8%
         Collateralized Mortgage Obligations.........................   0.5%
         Corporate Bonds.............................................  24.1%
         Short-Term Securities Held as Collateral for Securities
           Lending...................................................  25.2%
         U.S. Government Agencies....................................  33.9%
         U.S. Treasury Obligations...................................  33.3%
         Money Market Funds..........................................   0.0%+

         + Rounds to less than 0.05%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

 34

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
 ASSET BACKED SECURITIES (2.7%):
   1,708    Americredit Automobile
              Receivables Trust, Series 01-D,
              Class A4, 4.41%, 11/12/08......      1,723
   3,000    Americredit Automobile
              Receivables Trust, Series 02-A,
              Class A4, 4.61%, 1/12/09.......      3,039
   2,000    Americredit Automobile
              Receivables Trust, Series 02-D,
              Class A4, 3.40%, 4/13/09.......      2,001
   1,000    Americredit Automobile
              Receivables Trust, Series
              03-BX, Class A4A, 2.72%,
              1/6/10.........................        991
     876    Capital One Auto Finance Trust,
              Series 01-A, Class A4, 5.40%,
              5/15/08........................        887
   1,000    Capital One Master Trust, Series
              01-5, Class A, 5.30%,
              6/15/09........................      1,030
     372    Chase Funding Loan Acquisition
              Trust, Series 02-C1, Class IA5,
              6.86%, 1/25/32.................        372
   1,000    Citibank Credit Card Issuance
              Trust, Series 02-A1, Class A1,
              4.95%, 2/9/09..................      1,031
   4,250    Citibank Credit Card Issuance
              Trust, Series 02-C2, Class C2,
              6.95%, 2/18/14.................      4,745
   1,665    CNH Equipment Trust, Series 03-B,
              Class A4B, 3.38%, 2/15/11......      1,657
   3,417    Conseco Finance, Series 01-B,
              Class 1M1, 7.27%, 6/15/32......      3,501
   1,238    GE Capital Mortgage Services,
              Inc., Series 99-HE1, Class M,
              6.71%, 4/25/29.................      1,296
   2,000    MBNA Master Credit Card Trust,
              Series 00-D, Class C, 8.40%,
              9/15/09 (b)....................      2,198
   2,200    MBNA Master Credit Card Trust,
              Series 99-J, Class C, 7.85%,
              2/15/12 (b)....................      2,528
   1,250    MBNA Master Credit Card Trust,
              Series 03-C1, Class C, 4.10%,
              6/15/12*.......................      1,329
   3,000    MBNA Master Credit Card Trust,
              Series 02-C1, Class C1, 6.80%,
              7/15/14........................      3,330
       0    Merrill Lynch, Inc., Series
              144-S, 7.43%, 8/1/24...........          0
   2,000    Onyx Acceptance Auto Trust,
              Series 02-C, Class A4, 4.07%,
              4/15/09........................      2,013
   1,192    Residential Asset Mortgage
              Products, Inc., Series 01-RS3,
              Class AI4, 6.29%, 10/25/31.....      1,201

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
ASSET BACKED SECURITIES, CONTINUED:
   3,614    Textron Financial Corp.,
              Receivables Trust, Series 00-C,
              Class A3, 6.61%, 2/15/15 (b)...      3,692
     750    Union Acceptance Corp., Series
              00-D, Class B, 8.25%, 7/8/08...        757
     765    WFS Financial Owner Trust, Series
              03-1, Class A3, 2.03%,
              8/20/07........................        763
     784    WFS Financial Owner Trust, Series
              03-2, Class A3, 1.76%,
              1/20/08........................        779
   1,370    WFS Financial Owner Trust, Series
              04-1, Class A3, 2.19%,
              6/20/08........................      1,353
   2,250    WFS Financial Owner Trust, Series
              02-1, Class A4A, 4.87%,
              9/20/09........................      2,280
   2,000    WFS Financial Owner Trust, Series
              02-2, Class A4, 4.50%,
              2/20/10........................      2,026
   2,000    WFS Financial Owner Trust, Series
              03-2, Class A4, 2.41%,
              12/20/10.......................      1,973
   2,455    WFS Financial Owner Trust, Series
              03-4, Class A4, 3.15%,
              5/20/11........................      2,444
                                               ---------
  Total Asset Backed Securities                   50,939
                                               ---------
COLLATERALIZED MORTGAGE OBLIGATIONS (7.8%):
   2,000    American Express Credit Account
              Master Trust, Series 04-3,
              Class A, 4.35%, 12/15/11.......      2,033
   1,401    BAE Systems 2001 Asset Trust,
              Series 01, Class B, 7.16%,
              12/15/11 (b)...................      1,521
     604    Bank of America Mortgage
              Securities, Series 03-8, Class
              A, 0.00%, 11/25/33, PO.........        455
     669    Bank of America Mortgage
              Securities, Series 03-11, Class
              PO, 0.00%, 1/25/34, PO.........        530
     889    Bank of America Mortgage
              Securities, Series 04-1, Class
              PO, 0.00%, 3/25/34, PO.........        678
     979    Bank of America Mortgage
              Securities, Series 04-6 Class
              APO, 0.00%, 7/25/34, PO........        691

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
     682    Bear Stearns Commercial Mortgage
              Securities, Inc., 7.64%,
              2/15/32, Ser. 2000-WF1, Class
              A1.............................        728
   1,185    Bear Stearns Commercial Mortgage
              Securities, Inc., 3.70%,
              8/13/46, Ser. 2004-T16, Class
              A2.............................      1,177
     293    BHN Mortgage Fund, Series 97-1,
              Class A2, 7.92%, 7/25/09 (b)
              (f)............................         15
   1,062    Cendant Mortgage Corp., Series
              04-1, Class P, 0.00%,
              2/25/34........................        745
     108    Citicorp Mortgage Securities,
              Inc., Series 95-2, Class A7,
              7.50%, 4/25/25.................        108
     442    Citigroup Mortgage Loan Trust,
              Inc., 0.00%, 12/25/18, Ser.
              2003-UST1, Class 3, PO.........        378
     528    Citigroup Mortgage Loan Trust,
              Inc., 0.00%, 12/25/18, Ser.
              2003-UST1, Class 1, PO.........        422
   3,162    Citigroup Mortgage Loan Trust,
              Inc., Series 03-UST1, Class A1,
              5.50%, 12/25/18................      3,235
   2,637    Citigroup Mortgage Loan Trust,
              Inc., Series 03-UP3, Class A3,
              7.00%, 9/25/33.................      2,753
   1,500    Countrywide Alternative Loan
              Trust, Series 01-10, Class A5,
              6.75%, 12/25/31................      1,506
   6,000    Countrywide Alternative Loan
              Trust, Series 02-8, Class A4,
              6.50%, 7/25/32.................      6,115
  11,000    Countrywide Asset-Backed
              Certificates, 2.69%, 10/25/33,
              Ser. 2004-AB2, Class A2*.......     10,999
     925    Countrywide Home Loan Trust,
              4.16%, 6/20/34, Ser. 2004-HYB3,
              Class 2A*......................        920
   2,898    Countrywide Home Loans, Series
              03-J7, Class 4A3, 6.66%,
              8/25/18, IF*...................      2,825
   5,956    Countrywide Home Loans, Series
              03-26, Class 1A6, 3.50%,
              8/25/33........................      5,852
     929    Countrywide Home Loans, Series
              03-J13, Class PO, 0.00%,
              1/25/34, PO....................        768
     388    CS First Boston Mortgage
              Securities Corp., Series 97-2,
              Class A, 7.50%, 6/25/20 (b)....        390
   1,052    Deutsche Mortgage Securities,
              Inc., Series 04-1, Class 2APO,
              0.00%, 10/25/18, PO............        919

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
   7,000    First Horizon Mortgage
              Pass-Through Trust, 4.96%,
              2/25/35, Ser. 2004-AR7, Class
              2A1*...........................      7,081
     671    Household Automotive Trust,
              Series 00-2, Class A4, 7.43%,
              4/17/07........................        672
     126    Impac Secured Assets Common Owner
              Trust, Series 00-1, Class A8,
              8.15%, 4/25/30.................        126
   2,000    JP Morgan Commercial Mortgage
              Finance Corp., Series 97-C4,
              Class B, 7.47%, 12/26/28*......      2,121
   1,450    Master Alternative Loans Trust,
              Series 04-10, Class IAI, 4.50%,
              9/25/19........................      1,435
     971    Master Asset Securitization
              Trust, Series 04-8, Class PO,
              0.00%, 8/25/19, PO.............        774
   3,228    MASTR Adjustable Rate Mortgage
              Trust, 3.82%, 12/21/34, Ser.
              2004-7, Class 30, PO*..........      3,210
     577    MASTR Alternative Loan Trust,
              0.00%, 8/25/34, Ser. 2004-7,
              Class 30, PO...................        409
   1,405    MASTR Asset Securitization Trust,
              5.00%, 5/25/18, Ser. 2003-4,
              Class 2A2......................      1,426
   4,679    Merrill Lynch Mortgage Investors,
              Inc., Series 97-C2, Class A2,
              6.54%, 12/10/29................      4,969
       0    Morgan Stanley Mortgage Trust,
              Series 35, Class 2, 2294.60%,
              4/20/21, HB, IF*...............         32
       0    Morgan Stanley Mortgage Trust,
              Series 37, Class 2, 2290.88%,
              7/20/21, HB, IF*...............         31
      37    Morgan Stanley Mortgage Trust,
              Series 39, Class 3, 0.00%,
              12/20/21, PO...................         37
      19    Mortgage Capital Funding, Inc.,
              Series 96-MC2, Class A3, 7.01%,
              12/21/26.......................         19
     485    Nomura Asset Acceptance Corp.,
              Series 03-A1, Class A5, 7.00%,
              4/25/33........................        488
   2,034    Nomura Asset Acceptance Corp.,
              Series 03-A1, Class A1, 5.50%,
              5/25/33........................      2,068

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 36

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
   2,034    Nomura Asset Acceptance Corp.,
              Series 03-A1, Class A2, 6.00%,
              5/25/33........................      2,069
   1,796    Nomura Asset Acceptance Corp.,
              Series 04-R2, Class A1, 6.50%,
              10/25/34 (b)*..................      1,872
       2    Paine Webber CMO Trust, Series H,
              Class 4, 8.75%, 4/1/18.........          2
   8,434    Residential Accredit Loans, Inc.,
              Series 02-QS8, Class A5, 6.25%,
              6/25/17........................      8,587
   2,498    Residential Accredit Loans, Inc.,
              Series 02-QS16, Class A3,
              11.57%, 10/25/17, IF*..........      2,660
   3,570    Residential Accredit Loans, Inc.,
              Series 03-QS3, Class A8, 5.18%,
              2/25/18, IO, IF*...............        317
   2,720    Residential Accredit Loans, Inc.,
              Series 03-QS3, Class A2,
              11.18%, 2/25/18, IF*...........      3,026
  10,841    Residential Accredit Loans, Inc.,
              Series 03-QS9, Class A3, 5.13%,
              5/25/18, IO, IF*...............      1,014
     214    Residential Accredit Loans, Inc.,
              Series 96-QS3, Class AI-11,
              7.75%, 6/25/26.................        213
     123    Residential Accredit Loans, Inc.,
              Series 02-QS6, Class A10,
              6.50%, 5/25/32.................        123
   1,000    Residential Accredit Loans, Inc.,
              Series 04-QS8, Class A2, 5.00%,
              6/25/34........................      1,002
   1,000    Residential Funding Mortgage
              Securities I, Inc., Series
              03-S12, Class 4A5, 4.50%,
              12/25/32.......................        951
   4,238    Residential Funding Mortgage
              Securities I, Inc., Series
              03-S7, Class A17, 4.00%,
              5/25/33........................      4,124
      62    Rural Housing Trust, Series 87-1,
              Class 3B, 7.33%, 4/1/26........         63
     647    Salomon Brothers Mortgage
              Securities Trust VII, Series
              03-UP2, Class P01, 0.00%,
              12/25/18, PO...................        608
     553    Structured Mortgage Asset
              Residential Trust, Series
              93-2A, Class AE, 7.60%,
              3/25/09........................        575
   4,000    The Equitable Life Assurance
              Society of the US, Series 174,
              Class A1, 7.24%, 5/15/06 (b)...      4,190
   4,102    Vendee Mortgage Trust, Series
              94-1, Class 1, 5.63%,
              2/15/24*.......................      4,187
   5,437    Vendee Mortgage Trust, Series
              96-1, Class 1Z, 6.75%,
              2/15/26........................      5,815

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
   1,949    Vendee Mortgage Trust, Series
              96-2, Class 1Z, 6.75%,
              6/15/26........................      2,062
   7,185    Vendee Mortgage Trust, Series
              97-1, Class 2Z, 7.50%,
              2/15/27........................      7,914
   2,000    Vendee Mortgage Trust, Series
              98-1, Class 2E, 7.00%,
              9/15/27........................      2,149
   4,000    Wachovia Bank Commercial Mortgage
              Trust, 4.04%, 10/15/41, Ser.
              2004-C15, Class A2.............      3,962
     651    Washington Mutual Mortgage
              Securities Corp., Series
              03-S10, Class A6, 0.00%,
              10/25/18, PO...................        481
     694    Washington Mutual Mortgage
              Securities Corp., Series
              03-MS7, Class P, 0.00%,
              3/25/33, PO....................        566
   1,500    Washington Mutual Mortgage
              Securities Corp., Series
              03-AR7, Class A6, 3.03%,
              8/25/33*.......................      1,448
   1,140    Wells Fargo Mortgage Backed
              Securities Trust, Series 03-11,
              Class 1APO, 0.00%, 10/25/18,
              PO.............................        927
   2,000    Wells Fargo Mortgage Backed
              Securities Trust, Series 03-13,
              Class A7, 4.50%, 11/25/18......      1,889
   1,917    Wells Fargo Mortgage Backed
              Securities Trust, Series 04-7,
              Class 2A2, 5.00%, 7/25/19......      1,938
   3,987    Wells Fargo Mortgage Backed
              Securities Trust, 5.50%,
              1/25/34, Ser. 2003-17, Class
              2A4............................      3,977
   2,500    Wells Fargo Mortgage Backed
              Securities Trust, Series 09-05,
              Class A5, 3.54%, 9/25/34*......      2,445
   7,000    Wells Fargo Mortgage Backed
              Securities Trust, 4.59%,
              1/25/35, Ser. 2004-BB, Class
              A4*............................      7,030
                                               ---------
  Total Collateralized Mortgage Obligations      148,847
                                               ---------
CORPORATE BONDS (22.3%):
Airlines (0.8%):
     525    American Airlines, Inc., 7.02%,
              4/15/11, Ser. 99-1.............        540
   1,000    Continental Airlines, Inc.,
              Series 99-2, Class A2, 7.06%,
              3/15/11........................      1,027
     265    Continental Airlines, Inc.,
              Series 99-2, Class A1, 7.26%,
              9/15/21........................        272

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Airlines, continued:
   1,198    Delta Airlines, Inc., Series
              01-1, Class A1, 6.62%,
              3/18/11........................      1,177
   2,250    Delta Airlines, Inc., Series
              02-1, Class G2, 6.42%,
              7/2/12.........................      2,350
     506    Northwest Airlines, Inc., Series
              01-1, Class B, 7.69%, 4/1/17...        422
     568    Southwest Airlines Co., Series
              01-1, Class A1, 5.10%,
              5/1/06.........................        579
   1,625    Southwest Airlines Co., Series
              01-1, Class A2, 5.50%,
              11/1/06........................      1,673
     600    United Airlines, Inc., Series
              00-1, Class A2, 7.73%,
              7/1/10 (c).....................        533
   1,669    United Airlines, Inc., Series
              00-2, Class A2, 7.19%,
              4/1/11 (c).....................      1,516
   2,465    United Airlines, Inc., Series
              01-1, Class A2, 6.07%,
              3/1/13 (c) (e).................      2,242
   2,581    United Airlines, Inc., Series
              00-1, Class A1, 7.78%,
              7/1/15 (c).....................      2,287
                                               ---------
                                                  14,618
                                               ---------
Automotive (0.5%):
   1,600    Daimler Chrysler NA Holdings,
              7.40%, 1/20/05.................      1,604
   2,000    Daimler Chrysler NA Holdings,
              4.75%, 1/15/08 (e).............      2,043
   3,500    Daimler Chrysler NA Holdings,
              7.20%, 9/1/09..................      3,895
   1,255    General Motors Corp., 7.20%,
              1/15/11 (e)....................      1,287
                                               ---------
                                                   8,829
                                               ---------
Banking, Finance & Insurance (15.2%):
     200    ABN AMRO Bank NV, Chicago, 7.25%,
              5/31/05........................        203
     750    AIG International Lease Finance
              Corp., 5.88%, 5/1/13...........        796
   2,000    American Express Credit, 3.00%,
              5/16/08........................      1,953
     650    American General Finance Corp.,
              4.50%, 11/15/07................        662
     450    American General Finance Corp.,
              5.38%, 10/1/12.................        467
   1,900    American International Group,
              4.25%, 5/15/13.................      1,836
     700    Ameritech Capital Funding, 6.15%,
              1/15/08........................        747
   3,000    ASIF Global Financing XIX, 4.90%,
              1/17/13 (b)....................      3,053

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
   3,000    ASIF Global Financing XX, 2.65%,
              1/17/06 (b)....................      2,985
   2,250    ASIF Global Financing XXIII,
              3.90%, 10/22/08 (b) (e)........      2,249
     300    Associates Corp., 6.63%,
              6/15/05........................        305
   1,000    Associates Corp., 6.38%,
              11/15/05.......................      1,027
   5,475    Associates Corp., 8.15%,
              8/1/09.........................      6,394
   3,000    Bank of America Corp., 3.88%,
              1/15/08 (e)....................      3,023
   8,250    Bank of America Corp., 7.80%,
              2/15/10........................      9,595
   2,000    Bank of America Corp., 7.40%,
              1/15/11........................      2,317
   1,500    Bear Stearns Co., Inc., 6.25%,
              7/15/05........................      1,526
   6,000    Bear Stearns Co., Inc., 3.25%,
              3/25/09 (e)....................      5,826
   1,500    Boeing Capital Corp., 6.36%,
              7/15/05........................      1,522
     750    Branch Banking & Trust, 4.88%,
              1/15/13........................        754
   1,500    Capital One Bank, 8.25%,
              6/15/05........................      1,533
     350    Capital One Bank, 5.75%,
              9/15/10........................        371
     700    CIT Group Holdings, 6.63%,
              6/15/05........................        712
   2,400    CIT Group, Inc., 6.50%, 2/7/06...      2,484
     250    Citicorp, 6.75%, 8/15/05.........        256
     600    Citigroup, Inc., 3.50%, 2/1/08...        597
     400    Citigroup, Inc., 6.20%,
              3/15/09 (e)....................        435
   1,000    Citigroup, Inc., 4.25%,
              7/29/09........................      1,011
   1,000    Citigroup, Inc., 5.63%,
              8/27/12 (e)....................      1,065
     200    Corporation Andina de Fomento
              California, 5.20%, 5/21/13.....        204
   1,250    Countrywide Home Loans, 7.20%,
              10/30/06.......................      1,327
   1,150    Countrywide Home Loans, 3.25%,
              5/21/08 (e)....................      1,125
   4,000    Countrywide Home Loans, 4.00%,
              3/22/11........................      3,889
     550    Credit Suisse First Boston (USA),
              Inc., 4.70%, 6/1/09............        563
   8,100    Credit Suisse First Boston (USA),
              Inc., 6.13%, 11/15/11..........      8,834
   2,000    Credit Suisse First Boston (USA),
              Inc., 5.50%, 8/15/13...........      2,094

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 38

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
   1,000    First Union National, Inc.,
              7.80%, 8/18/10.................      1,174
   5,000    Firstar Bank N.A., 7.13%,
              12/1/09........................      5,676
   6,750    Ford Motor Credit Co., 6.88%,
              2/1/06.........................      6,954
   2,000    Ford Motor Credit Co., 5.80%,
              1/12/09 (e)....................      2,044
   8,700    Ford Motor Credit Co., 7.38%,
              10/28/09.......................      9,385
   5,080    Ford Motor Credit Co., 7.88%,
              6/15/10........................      5,597
     266    GE Capital Corp., 7.88%,
              12/1/06........................        287
   1,000    GE Capital Corp., 2.80%, 1/15/07
              (e)............................        987
   3,500    GE Capital Corp., 5.38%,
              3/15/07........................      3,636
   2,100    GE Capital Corp., 4.25%,
              1/15/08........................      2,133
   2,250    GE Capital Corp., 3.50%, 5/1/08..      2,233
   1,750    GE Capital Corp., 4.63%, 9/15/09
              (e)............................      1,795
   2,550    GE Capital Corp., 6.13%,
              2/22/11........................      2,793
   5,145    GE Capital Corp., 5.88%,
              2/15/12........................      5,567
   6,000    GE Capital Corp., 6.00%,
              6/15/12........................      6,540
   4,600    GMAC, 6.13%, 9/15/06.............      4,716
  10,300    GMAC, 7.25%, 3/2/11..............     10,785
     500    Goldman Sachs Group LP, 7.35%,
              10/1/09........................        569
   5,500    Goldman Sachs Group LP, 6.88%,
              1/15/11 (e)....................      6,205
   2,400    Goldman Sachs Group LP, 6.60%,
              1/15/12........................      2,678
   1,000    Goldman Sachs Group LP, 4.75%,
              7/15/13........................        990
   2,100    Goldman Sachs Group LP, 5.25%,
              10/15/13 (e)...................      2,149
   1,330    Goldman Sachs Group, Inc., 3.88%,
              1/15/09........................      1,327
   1,500    Household Finance Corp., 7.20%,
              7/15/06........................      1,584
   1,000    Household Finance Corp., 6.50%,
              11/15/08.......................      1,088
   7,000    Household Finance Corp., 5.88%,
              2/1/09.........................      7,480
   1,000    Household Finance Corp., 4.75%,
              5/15/09........................      1,025

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
   3,450    Household Finance Corp., 8.00%,
              7/15/10........................      4,060
   2,235    Household Finance Corp., 6.75%,
              5/15/11 (e)....................      2,508
   1,000    Household Finance Corp., 6.38%,
              11/27/12 (e)...................      1,105
     100    Inter-American Development Bank,
              8.40%, 9/1/09..................        118
     875    International Lease Finance
              Corp., 4.50%, 5/1/08...........        886
   2,000    Jackson National Life Global,
              6.13%, 5/30/12 (b).............      2,166
   1,200    John Hancock Global Funding II,
              3.50%, 1/30/09 (b).............      1,173
   1,200    John Hancock Global Funding II,
              7.90%, 7/2/10 (b)..............      1,405
   2,000    KeyCorp, 4.70%, 5/21/09..........      2,045
   1,000    Lehman Brothers Holdings, Inc.,
              4.00%, 1/22/08.................      1,007
   2,250    Lehman Brothers Holdings, Inc.,
              6.63%, 1/18/12.................      2,516
   2,000    Marshall & Ilsley Corp., 5.75%,
              9/1/06.........................      2,082
   1,630    Massmutual Global Funding II,
              3.25%, 6/15/07 (b) (e).........      1,616
   2,000    Massmutual Global Funding II,
              3.50%, 3/15/10 (b).............      1,928
   1,150    Mellon Corp., 3.25%,
              4/1/09 (e).....................      1,114
   2,000    Merrill Lynch & Co., 3.70%,
              4/21/08 (e)....................      1,995
   1,000    Merrill Lynch & Co., 3.13%,
              7/15/08 (e)....................        975
   1,500    Merrill Lynch & Co., 4.13%,
              1/15/09 (e)....................      1,508
   4,000    Metropolitan Life Insurance Co.,
              7.00%, 11/1/05 (b).............      4,124
   1,095    Metropolitan Life Insurance Co.,
              5.20%, 9/18/13 (b).............      1,124
   1,500    MGIC Investment Corp., 6.00%,
              3/15/07........................      1,575
   1,600    Monumental Global Funding II,
              5.20%, 1/30/07 (b).............      1,654
   2,200    Monumental Global Funding II,
              Series 144A, 4.38%,
              7/30/09 (b)....................      2,209
   1,200    Morgan Stanley Dean Witter and
              Co., 4.25%, 5/15/10 (e)........      1,200
   6,125    Morgan Stanley Dean Witter and
              Co., 6.75%, 4/15/11............      6,870

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
   5,600    Morgan Stanley Dean Witter and
              Co., 6.60%, 4/1/12.............      6,246
     725    Morgan Stanley Dean Witter and
              Co., 4.75%, 4/1/14 (e).........        706
   9,685    National Rural Utilities, 6.00%,
              5/15/06........................     10,033
     600    Nationwide Financial Services,
              6.25%, 11/15/11 (e)............        654
   1,100    New York Life Global Funding,
              3.88%, 1/15/09 (b).............      1,094
   2,500    New York Life Global Funding,
              5.38%, 9/15/13 (b).............      2,601
   1,150    Pacific Life Global Funding,
              3.75%, 1/15/09 (b).............      1,137
   1,400    PHH Corp., 7.13%, 3/1/13.........      1,566
   1,000    Popular North America, Inc.,
              Series E, 6.13%, 10/15/06......      1,042
   1,000    Popular North America, Inc.,
              4.25%, 4/1/08..................      1,009
     300    Principal Life Global Funding,
              6.13%, 3/1/06 (b)..............        309
   1,000    Principal Life Global Funding,
              2.80%, 6/26/08 (b).............        973
   3,780    Principal Life Global Funding,
              6.25%, 2/15/12 (b).............      4,132
   1,070    Protective Life Secured Trust,
              4.00%, 10/7/09.................      1,061
   2,000    Protective Life Secured Trust,
              4.00%, 4/1/11..................      1,952
   1,875    Royal Bank of Canada, 3.88%,
              5/4/09.........................      1,859
   1,300    SLM Corp., Series A, 5.38%,
              1/15/13........................      1,345
   3,000    State Street Corp., 7.65%,
              6/15/10........................      3,522
   1,130    Suntrust Bank, 6.38%, 4/1/11.....      1,252
   1,000    Toyota Motor Credit Corp., 2.88%,
              8/1/08.........................        972
   5,000    U.S. Bancorp, 6.50%, 2/1/08......      5,391
   3,500    Wachovia Corp, 3.50%, 8/15/08....      3,465
   3,400    Wachovia Corp., 3.63%, 2/17/09...      3,361
     375    Washington Mutual Bank, 5.65%,
              8/15/14........................        388
   1,000    Washington Mutual Finance, 6.88%,
              5/15/11........................      1,134
   1,500    Washington Mutual Finance, 6.88%,
              6/15/11........................      1,688
   1,360    Washington Mutual, Inc., 4.20%,
              1/15/10........................      1,355
   3,490    Wells Fargo Bank, 3.13%, 4/1/09..      3,383

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
   3,100    Wells Fargo Bank, 7.55%,
              6/21/10........................      3,601
     400    Wells Fargo Bank, 6.45%, 2/1/11
              (e)............................        445
   1,500    World Savings Bank FSB, 4.50%,
              6/15/09........................      1,520
     375    XL Capital Ltd., 5.25%,
              9/15/14 (e)....................        376
                                               ---------
                                                 289,672
                                               ---------
Energy (0.5%):
   1,150    Carolina Power and Light, 5.13%,
              9/15/13........................      1,176
   2,700    Constellation Energy Group,
              6.35%, 4/1/07..................      2,854
   1,000    DTE Energy Co., 6.65%, 4/15/09...      1,093
   2,250    Duke Energy Corp., 4.20%, 10/1/08
              (e)............................      2,267
   2,000    Duke Energy Corp., 5.63%,
              11/30/12.......................      2,104
                                               ---------
                                                   9,494
                                               ---------
Governments (Foreign) (0.3%):
   3,000    Province of Quebec, 5.75%,
              2/15/09........................      3,214
   1,850    United Mexican States, 4.63%,
              10/8/08........................      1,873
   1,370    United Mexican States, 6.38%,
              1/16/13........................      1,456
                                               ---------
                                                   6,543
                                               ---------
Industrial Goods & Services (0.8%):
   1,500    Dow Chemical, 6.13%, 2/1/11......      1,643
   4,050    Enron Corp., 6.75%, 7/1/05 (c)...          0
   2,000    First Data Corp., 3.90%,
              10/1/09........................      1,992
   2,250    Honeywell International, 5.13%,
              11/1/06........................      2,317
   1,400    IBM Corp., 5.39%, 1/22/09........      1,465
     700    International Paper Co., 6.50%,
              11/15/07.......................        746
     645    International Paper Co., 4.25%,
              1/15/09........................        647
   1,650    International Paper Co., 4.00%,
              4/1/10 (e).....................      1,618

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 40

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Industrial Goods & Services, continued:
   2,350    Phillips Petroleum Co., 8.75%,
              5/25/10........................      2,869
   1,250    Tyco International Group, 6.75%,
              2/15/11........................      1,401
     750    Tyco International Group, 6.38%,
              10/15/11.......................        828
     353    Weyerhaeuser Co., 6.13%,
              3/15/07........................        372
     200    Weyerhaeuser Co., 6.75%,
              3/15/12........................        225
                                               ---------
                                                  16,123
                                               ---------
Multimedia (0.6%):
   1,000    AOL Time Warner, Inc., 5.63%,
              5/1/05.........................      1,009
   2,125    AOL Time Warner, Inc., 8.18%,
              8/15/07 (e)....................      2,360
   1,400    AOL Time Warner, Inc., 7.48%,
              1/15/08........................      1,539
   1,100    AOL Time Warner, Inc., 10.15%,
              5/1/12.........................      1,443
     600    Comcast Corp., 5.50%, 3/15/11....        634
   5,000    Cox Radio, Inc., 6.38%, 5/15/05..      5,047
                                               ---------
                                                  12,032
                                               ---------
Real Estate (0.2%):
   2,750    EOP Operating LP, 6.75%,
              2/15/12........................      3,061
     400    ERP Operating LP, 4.75%,
              6/15/09........................        408
     400    Harrah's Operating Co., Inc.,
              8.00%, 2/1/11..................        465
                                               ---------
                                                   3,934
                                               ---------
Retailers (0.1%):
   1,500    Kroger Co., 8.05%, 2/1/10........      1,756
                                               ---------
Telecommunications (2.3%):
     524    AT&T Broadband Corp., 8.38%,
              3/15/13........................        646
     750    AT&T Wireless Services, Inc.,
              7.50%, 5/1/07 (e)..............        815
   1,800    AT&T Wireless Services, Inc.,
              7.88%, 3/1/11..................      2,122
   1,113    Bellsouth Telecommunications,
              6.30%, 12/15/15................      1,210
   4,100    British Telecom PLC, 8.38%,
              12/15/10.......................      4,924

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Telecommunications, continued:
     700    Cox Communications, Inc., 6.88%,
              6/15/05........................        711
     900    Cox Communications, Inc., 7.75%,
              11/1/10........................      1,031
   2,900    France Telecom, 8.50%, 3/1/11....      3,459
     100    Liberty Media Corp., 5.70%,
              5/15/13 (e)....................         99
     870    New York Telephone Co., 6.00%,
              4/15/08........................        919
   2,800    Nynex Capital Funding, 8.23%,
              10/15/09.......................      3,219
     360    Nynex Corp., 9.55%, 5/1/10.......        408
   1,250    Sprint Capital Corp., 7.13%,
              1/30/06........................      1,300
   5,350    Sprint Capital Corp., 6.00%,
              1/15/07........................      5,599
     400    Sprint Capital Corp., 7.63%,
              1/30/11........................        464
     900    Sprint Capital Corp., 8.38%,
              3/15/12 (e)....................      1,096
   3,700    TCI Communications, Inc., 9.80%,
              2/1/12.........................      4,769
   1,400    Telus Corp., 8.00%, 6/1/11.......      1,659
   1,000    Verizon Communications, 6.13%,
              1/15/13........................      1,064
   5,250    Verizon Global Funding Corp.,
              7.25%, 12/1/10.................      6,016
   2,000    Verizon Virginia, Inc., 4.63%,
              3/15/13 (e)....................      1,950
                                               ---------
                                                  43,480
                                               ---------
Transportation & Shipping (0.3%):
   1,000    Burlington North Sante Fe, 7.13%,
              12/15/10.......................      1,142
   4,401    Federal Express Corp., Series
              98-1A, 6.72%, 1/15/22..........      4,949
                                               ---------
                                                   6,091
                                               ---------
Utilities (0.7%):
     400    Alabama Power Co., 4.70%,
              12/1/10........................        406
     800    American Electric Power Co.,
              Series A, 6.13%, 5/15/06.......        829
     800    Dominion Resources, Inc., 2.80%,
              2/15/05........................        800
   1,600    Dominion Resources, Inc., 6.25%,
              6/30/12 (e)....................      1,747
   2,000    Exelon Generation Co., LLC,
              6.95%, 6/15/11.................      2,257
     800    Keyspan Gas East, 7.88%, 2/1/10..        939

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Utilities, continued:
     300    Kiowa Power Partners, 4.81%,
              12/30/13 (b)...................        301
   1,032    National Rural Utilities, 7.30%,
              9/15/06........................      1,096
   1,120    Ohio Valley Electric Co., 5.94%,
              2/12/06 (b)....................      1,152
   1,090    PSEG Power, 7.75%, 4/15/11 (e)...      1,271
   1,091    Ras Laffan Gas, 7.63%, 9/15/06
              (b)............................      1,152
   1,300    Southern California Gas Co.,
              4.80%, 10/1/12.................      1,320
      75    Virginia Electric & Power Co.,
              5.38%, 2/1/07..................         78
                                               ---------
                                                  13,348
                                               ---------
  Total Corporate Bonds                          425,920
                                               ---------
U.S. GOVERNMENT AGENCY MORTGAGES (44.8%):
Fannie Mae (15.8%):
       0    758.88%, 1/25/06, Series 91-4,
              Class N, HB....................          0
       0    907.68%, 3/25/06, Series 91-20,
              Class M, HB....................          0
   6,985    6.95%, 4/1/06, Pool #73429.......      7,171
       0    1008.12%, 4/25/06, Series 91-33,
              Class J, HB....................          0
      53    0.00%, 9/25/06, Series 96-46,
              Class PE, PO...................         52
      17    7.00%, 1/1/07, Pool #145771......         18
     182    7.25%, 4/25/07, Series 92-44,
              Class K........................        188
   1,000    6.50%, 2/25/08, Series 93-18,
              Class PK.......................      1,042
     133    2.86%, 5/25/08, Series 93-72,
              Class F*.......................        133
     262    0.00%, 9/25/08, Series 96-20,
              Class L, PO....................        253
     622    0.00%, 9/25/08, Series 96-39,
              Class J, PO....................        599
     182    13.00%, 9/25/08, Series 93-175,
              Class SA, IF*..................        199
     169    18.12%, 9/25/08, Series 93-70,
              Class SE, IF*..................        193
     236    2.86%, 10/25/08, Series 93-196,
              Class FA*......................        237
   1,237    12.78%, 10/25/08, Series 93-94,
              Class S, IF*...................      1,342
     623    0.00%, 12/25/08, Series 98-27,
              Class B, PO....................        600

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
     209    3.01%, 1/25/09, Series 94-12,
              Class FC*......................        211
     169    6.50%, 2/25/09, Series 94-20,
              Class Z........................        174
     661    6.50%, 2/25/09, Series 94-17,
              Class JB, IO...................         57
     152    17.04%, 2/25/09, Series 94-13,
              Class SK, IF*..................        172
     493    0.00%, 3/25/09, Series 96-24,
              Class E, PO....................        473
   2,086    6.00%, 3/25/09, Series 94-34,
              Class DZ.......................      2,150
      19    6.50%, 3/25/09, Series 95-13,
              Class B........................         19
   1,386    11.40%, 3/25/09, Series 02-8,
              Class SR, IF*..................      1,515
     417    6.50%, 4/1/09, Pool #190830......        437
     821    6.50%, 2/25/10, Series 94-40,
              Class VC.......................        848
     128    7.00%, 6/1/10, Pool #312903......        136
   3,534    6.50%, 11/25/10, Series 01-52,
              Class XM.......................      3,674
     337    6.50%, 12/1/10, Pool #322598.....        358
      93    6.50%, 4/1/11, Pool #337903......         99
     779    7.50%, 10/1/12, Pool #402982.....        828
     922    8.00%, 11/1/12, Pool #535710.....        981
   1,910    6.50%, 5/1/13, Pool #429707......      2,028
     397    6.50%, 9/1/13, Pool #251982......        421
     755    17.29%, 12/25/13, Series 93-225,
              Class SG, IF*..................        880
   1,000    4.50%, 1/25/14, Series 03-128,
              Class KE.......................      1,011
   1,632    6.00%, 5/25/14, Series 01-71,
              Class GU.......................      1,685
   2,185    5.50%, 4/25/15, Series 02-84,
              Class VB.......................      2,247
   1,425    6.50%, 8/25/15, Series 01-61,
              Class VQ.......................      1,487
   5,000    5.00%, 11/25/15, Series 02-74,
              Class PD.......................      5,110
   3,500    6.00%, 12/25/15, Series 01-78,
              Class VB.......................      3,570
     103    12.50%, 1/1/16, Pool #303306.....        116
   4,000    5.00%, 1/25/16, Series 02-74,
              Class LD.......................      4,086
   5,159    5.23%, 3/25/16, Series 03-8,
              Class SB, IO, IF*..............        447
   3,500    6.00%, 3/25/16, Series 01-5,
              Class OW.......................      3,655
   7,000    5.50%, 5/25/16, Series 02-61,
              Class PE.......................      7,198

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 42

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
   1,891    6.00%, 8/15/16, Series 2344,
              Class QG.......................      1,969
     925    5.00%, 12/1/16, Pool #615017.....        941
   5,250    6.00%, 12/25/16, Series 01-71,
              Class QE.......................      5,484
  14,100    6.00%, 12/25/16, Series 01-74,
              Class MB.......................     14,988
     135    6.00%, 12/25/16, Series G-22,
              Class G........................        136
   3,000    6.00%, 12/25/16, Series 01-71,
              Class MB.......................      3,150
   3,798    6.50%, 12/25/16, Series 01-50,
              Class VB.......................      3,937
   3,500    7.00%, 12/25/16, Series 01-61,
              Class VB.......................      3,742
   2,000    6.00%, 2/25/17, Series 02-2,
              Class UC.......................      2,079
   3,000    6.00%, 2/25/17, Series 02-3,
              Class OG.......................      3,161
     596    6.50%, 3/1/17, Pool #627139......        632
     181    2.92%, 3/25/17, Series 96-27,
              Class FA*......................        182
      16    7.00%, 4/1/17, Pool #44696.......         18
   6,100    5.50%, 4/25/17, Series 02-18,
              Class PC.......................      6,390
   2,000    6.00%, 4/25/17, Series 02-24,
              Class AJ.......................      2,101
   4,000    5.50%, 9/25/17, Series 02-56,
              Class UC.......................      4,149
   1,183    6.50%, 10/1/17, Pool #667014.....      1,255
   2,000    5.50%, 1/25/18, Series 02-94,
              Class BK.......................      2,092
     221    6.50%, 2/25/18, Series 01-64,
              Class VB.......................        221
     936    6.50%, 3/1/18, Pool #697121......        992
      54    9.25%, 4/25/18, Series 88-7,
              Class Z........................         59
     846    5.00%, 6/1/18, Pool #709877......        860
     310    9.85%, 11/1/18, Series 97-77,
              Class M........................        341
     211    9.50%, 12/1/18, Pool #426839.....        240
     179    3.41%, 3/1/19, Pool #116612*.....        183
   1,398    4.50%, 3/1/19, Pool #742078......      1,394
      14    10.50%, 3/1/19, Series 50, Class
              2, IO..........................          3
      52    4.93%, 8/1/19, Pool #111366*.....         52
     461    9.00%, 9/1/19, Pool #559423......        512
   1,418    4.00%, 10/25/19, Series 04-76,
              Class CL.......................      1,321

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
     244    8.00%, 10/25/19, Series 89-70,
              Class G........................        263
      88    8.50%, 11/25/19, Series 89-83,
              Class H........................         95
     102    9.00%, 11/25/19, Series 89-89,
              Class H........................        111
     122    9.40%, 11/25/19, Series 89-78,
              Class H........................        134
      55    8.50%, 1/25/20, Series 90-97,
              Class B........................         60
      32    8.80%, 1/25/20, Series 90-1,
              Class D........................         35
      64    5.50%, 6/25/20, Series 90-60,
              Class K........................         66
      42    9.50%, 6/25/20, Series 90-63,
              Class H........................         46
      58    5.50%, 8/25/20, Series 90-93,
              Class G........................         60
     232    6.50%, 8/25/20, Series 90-102,
              Class J........................        237
       1    505.92%, 8/25/20, Series 90-94,
              Class H, HB*...................          8
       0    1118.04%, 8/25/20, Series 90-95,
              Class J, HB....................         15
     117    9.00%, 10/25/20, Series 90-120,
              Class H........................        125
      23    17.97%, 11/25/20, Series 90-134,
              Class SC, IF*..................         29
       1    651.00%, 12/25/20, Series 90-140,
              Class K, HB....................         26
       0    908.50%, 2/25/21, Series 91-7,
              Class K, HB*...................          2
      10    8.00%, 3/1/21, Pool #70825.......         11
   2,000    7.00%, 3/25/21, Series 01-4,
              Class PC.......................      2,129
     156    13.44%, 5/25/21, Series 91-42,
              Class S, IF*...................        179
      87    8.50%, 6/25/21, Series G-14,
              Class L........................         92
     407    8.75%, 6/25/21, Series G-18,
              Class Z........................        442
   1,986    6.50%, 9/25/21, Series 01-48,
              Class Z........................      2,137
     289    8.75%, 10/25/21, Series G-35,
              Class M........................        316
   2,981    6.50%, 2/25/22, Series 02-1,
              Class HC.......................      3,117
     379    3.71%, 3/25/22, Series 92-33,
              Class F*.......................        379

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
       0    8965.20%, 5/25/22, Series G92-27,
              Class SQ, HB, IF*..............         51
     685    5.50%, 6/25/22, Series 02-91,
              Class UH, IO...................        119
      76    7.00%, 7/25/22, Series G92-42,
              Class Z........................         81
   1,227    7.50%, 7/25/22, Series G92-35,
              Class E........................      1,297
   1,805    8.00%, 7/25/22, Series G92-44,
              Class ZQ.......................      1,969
     378    6.50%, 8/25/22, Series 96-59,
              Class J........................        395
     172    0.00%, 9/25/22, Series 97-70,
              Class PO, PO...................        170
     158    5.50%, 9/25/22, Series 92-143,
              Class MA.......................        163
   1,285    7.50%, 9/25/22, Series G92-54,
              Class ZQ.......................      1,372
     254    7.50%, 11/1/22, Pool #189190.....        275
     336    9.59%, 12/25/22, Series 93-225,
              Class VO, IF*..................        348
     264    6.50%, 2/25/23, Series 93-5,
              Class Z........................        275
   2,631    6.00%, 3/25/23, Series 93-41,
              Class PH.......................      2,675
   5,513    7.00%, 3/25/23, Series 93-37,
              Class PX.......................      5,925
     949    7.50%, 3/25/23, Series 93-25,
              Class J........................      1,013
     105    7.50%, 4/1/23, Series 218, Class
              2, IO..........................         20
     115    0.00%, 4/25/23, Series 98-4,
              Class C, PO....................        101
   1,806    7.00%, 4/25/23, Series 93-54,
              Class Z........................      1,928
     471    15.96%, 4/25/23, Series 93-62,
              Class SA, IF*..................        569
   7,201    0.00%, 6/25/23, Series 93-257,
              Class C, PO....................      6,588
   2,000    5.00%, 6/25/23, Series 03-83,
              Class PG.......................      2,003
  11,076    5.23%, 6/25/23, Series 03-80,
              Class SY, IO, IF*..............      1,338
     599    6.50%, 7/25/23, Series 93-122,
              Class M........................        634
   2,970    6.50%, 7/25/23, Series 96-59,
              Class K........................      3,113
   3,952    6.55%, 8/25/23, Series 96-14,
              Class SE, IO, IF*..............        664

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
     861    6.50%, 9/25/23, Series 93-178,
              Class PK.......................        886
     204    10.70%, 9/25/23, Series 93-165,
              Class SD, IF*..................        216
   5,000    6.50%, 10/25/23, Series 93-183,
              Class KA.......................      5,375
   6,612    6.50%, 10/25/23, Series 93-189,
              Class PL.......................      6,946
      90    0.00%, 11/25/23, Series 94-9,
              Class E, PO....................         80
   1,500    5.45%, 11/25/23, Series 03-106,
              Class US, IF*..................      1,098
   1,175    6.75%, 12/25/23, Series 94-55,
              Class G........................      1,194
   3,715    7.00%, 12/25/23, Series 93-250,
              Class Z........................      3,888
   1,534    22.33%, 12/25/23, Series 93-247,
              Class SA, IF*..................      2,029
     126    10.00%, 2/1/24, Pool #479469.....        140
     108    8.00%, 5/1/24, Pool #250066......        118
     210    8.50%, 7/1/24, Pool #250103......        231
     121    7.50%, 10/1/24, Pool #303031.....        130
     346    8.80%, 1/25/25, Series G95-1,
              Class C........................        378
       0    7.50%, 5/1/25, Pool #311810......          0
      24    7.50%, 5/1/25, Pool #293928......         26
      20    8.50%, 5/1/25, Pool #308499......         22
      20    8.50%, 6/1/25, Pool #315277......         22
     189    7.00%, 7/1/25, Pool #290387......        202
     304    7.00%, 7/1/25, Pool #312931......        324
   2,465    7.00%, 1/25/26, Series 96-32,
              Class PH.......................      2,543
      52    9.00%, 4/1/26, Pool #446278......         57
     105    3.78%, 6/1/26, Pool #341503*.....        109
      59    8.50%, 11/1/26, Pool #411183.....         65
   1,948    1.84%, 3/25/27, Series 97-20,
              Class IB, IO*..................         95
   2,341    1.84%, 3/25/27, Series 97-20,
              Class IO, IO*..................        117
   1,025    7.50%, 4/18/27, Series 97-27,
              Class J........................      1,092
     902    7.50%, 4/20/27, Series 97-29,
              Class J........................        948
   1,907    7.50%, 5/20/27, Series 97-39,
              Class PD.......................      2,009
     484    8.00%, 6/1/27, Pool #695533......        527
     768    8.50%, 8/1/27, Pool #253605......        846
     382    3.61%, 9/1/27, Pool #54844*......        393
     210    7.00%, 9/1/27, Pool #313687......        223

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 44

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
     798    7.00%, 12/18/27, Series 97-81,
              Class PL, IO...................        148
   2,523    6.00%, 3/25/28, Series 02-59,
              Class AC.......................      2,709
   1,528    6.00%, 7/18/28, Series 98-36,
              Class ZB.......................      1,571
   1,149    8.00%, 11/1/28, Pool #755973.....      1,250
     422    4.08%, 3/1/29, Pool #303532*.....        424
     820    6.50%, 3/1/29, Pool #252409......        866
   1,999    6.00%, 7/25/29, Series 02-W5,
              Class A6.......................      2,004
   1,700    6.00%, 7/25/29, Series 01-80,
              Class PE.......................      1,776
     311    8.50%, 2/1/30, Pool #566784......        343
   4,333    7.50%, 2/25/30, Series 00-2,
              Class ZE.......................      4,642
   5,000    6.25%, 8/25/30, Series 02-W5,
              Class A7.......................      5,151
   1,827    5.68%, 11/25/30, Series 02-W5,
              Class A10, IF, IO*.............        144
     391    9.00%, 12/1/30, Pool #649940.....        435
   6,129    6.00%, 7/25/31, Series 01-33,
              Class ID, IO...................        948
   1,565    6.50%, 8/1/31, Pool #598559......      1,656
   4,000    7.00%, 8/25/31, Series 01-36,
              Class DE.......................      4,246
   1,546    6.50%, 9/25/31, Series 01-49,
              Class Z........................      1,613
   1,339    7.00%, 9/25/31, Series 01-44,
              Class PD.......................      1,403
   1,442    15.70%, 10/25/31, Series 03-52,
              Class SX, IF*..................      1,663
   8,100    6.00%, 11/25/31, Series 02-74,
              Class VB.......................      8,409
   1,040    0.00%, 1/25/32, Series 01-81,
              Class LO, PO...................        876
   1,173    17.33%, 2/25/32, Series 02-1,
              Class SA, IF*..................      1,388
   1,392    5.60%, 3/15/32, Series 2450,
              Class SW, IF, IO*..............        138
   1,674    6.50%, 4/25/32, Series 02-59,
              Class VA.......................      1,692
   4,000    6.50%, 4/25/32, Series 02-59,
              Class VB.......................      4,127
   2,500    6.50%, 4/25/32, Series 02-21,
              Class PE.......................      2,626
   2,000    6.50%, 5/25/32, Series 02-28,
              Class PK.......................      2,110
   4,729    6.50%, 6/25/32, Series 02-37,
              Class Z........................      4,971

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
     423    7.00%, 8/1/32, Pool #649624......        451
   1,112    0.00%, 12/1/32, Series 329, Class
              1, PO..........................        891
   1,606    6.00%, 12/1/32, Pool #675555.....      1,662
   1,254    6.00%, 3/1/33, Pool #674349......      1,298
     802    6.00%, 3/25/33, Series 03-34,
              Class GB.......................        823
   1,000    4.00%, 4/25/33, Series 03-22,
              Class UD.......................        843
   1,503    6.00%, 5/25/33, Series 03-34,
              Class GE.......................      1,540
     876    6.00%, 5/25/33, Series 03-39,
              Class IO, IO*..................        169
   2,000    5.75%, 6/25/33, Series 03-47,
              Class PE.......................      2,024
     832    8.05%, 7/25/33, Series 03-64,
              Class SX, IF*..................        673
   2,178    0.00%, 8/1/33, Series 340, Class
              1, PO..........................      1,637
   2,560    4.43%, 8/25/33, Series 03-71,
              Class DS, IF*..................      2,118
     891    6.00%, 9/1/33, Pool #737825......        922
     628    6.00%, 9/1/33, Pool #752786......        651
     865    8.47%, 9/25/33, Series 03-91,
              Class SD*......................        840
  11,160    5.18%, 11/25/33, Series 03-116,
              Class SB, IO*..................      1,050
   2,690    5.50%, 12/1/33, Pool #725017.....      2,733
   2,000    5.50%, 1/25/34, Series 04-25,
              Class PC.......................      2,049
   2,317    7.89%, 1/25/34, Series 03-130,
              Class SX, IF*..................      2,345
   1,300    5.50%, 2/25/34, Series 04-36,
              Class PC.......................      1,346
   3,406    18.93%, 2/25/34, Series 04-10,
              Class SC, IF*..................      4,102
   1,958    5.45%, 3/25/34, Series 04-14,
              Class CD, PO*..................      1,489
     425    0.00%, 4/25/34, Series 04-21,
              Class CO, PO...................        252
   1,930    12.88%, 4/25/34, Series 04-25,
              Class SA, IF*..................      2,122
   2,738    12.88%, 5/25/34, Series 04-36,
              Class SA, IF*..................      3,015
   1,177    6.50%, 10/25/42, Series 03-W4,
              Class 2A.......................      1,227
   1,000    4.75%, 12/25/42, Series 03-W8,
              Class 1A3......................      1,002

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
   4,141    6.50%, 12/25/42, Series 03-W1,
              Class 1A1......................      4,312
   3,453    7.00%, 2/25/44, Series 04-W2,
              Class 2A2......................      3,655
                                               ---------
                                                 302,783
                                               ---------
Freddie Mac (21.5%):
       0    1008.12%, 5/15/06, Series 1072,
              Class A, HB*...................          1
       0    1008.12%, 6/15/06, Series 1098,
              Class M, HB*...................          0
       2    8.00%, 4/1/07, Pool #160022......          2
       0    981.87%, 6/15/07, Series 1298,
              Class L, HB....................          2
     919    4.50%, 11/15/07, Series 1404,
              Class FA.......................        924
     172    7.00%, 1/15/08, Series 1473,
              Class HA.......................        173
     135    6.56%, 2/15/08, Series 1465,
              Class SA, IF, IO*..............          7
     462    3.60%, 5/15/08, Series 1513,
              Class AG*......................        459
      89    3.60%, 5/15/08, Series 1506,
              Class F*.......................         89
     206    6.06%, 5/15/08, Series 1506,
              Class SD, IF, IO*..............         11
   1,059    6.50%, 5/15/08, Series 1513,
              Class N........................      1,089
   3,000    6.50%, 5/15/08, Series 1512,
              Class J........................      3,111
      15    16.49%, 5/15/08, Series 1506,
              Class S, IF*...................         17
      79    6.00%, 7/15/08, Series 1708,
              Class D........................         79
     263    8.50%, 7/15/08, Series 1549,
              Class K........................        275
     444    10.60%, 7/15/08, Series 1544,
              Class J, IF*...................        467
      61    7.50%, 8/1/08, Gold Pool
              #G10117........................         64
     650    0.00%, 8/15/08, Series 1900,
              Class T, PO....................        628
     840    5.00%, 9/15/08, Series 1586,
              Class M........................        847
     279    0.00%, 10/15/08, Series 1967,
              Class PC, PO...................        269
     265    8.60%, 10/15/08, Series 1600,
              Class SC, IF*..................        276
   3,958    15.78%, 10/15/08, Series 1587,
              Class SL, IF*..................      4,250

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
     330    12.78%, 11/15/08, Series 1604,
              Class SA, IF*..................        360
     589    17.76%, 11/15/08, Series 1606,
              Class SC, IF*..................        677
  11,891    6.00%, 12/15/08, Series 1624,
              Class KZ.......................     12,250
     303    8.50%, 12/15/08, Series 1625,
              Class SD, IF*..................        326
     140    17.21%, 12/15/08, Series 2017,
              Class SE, IF*..................        159
     176    6.50%, 1/15/09, Series 1660,
              Class P........................        182
   1,267    5.50%, 2/15/09, Series 2410,
              Class HC.......................      1,291
     703    11.43%, 2/15/09, Series 2412,
              Class SE*......................        765
      31    11.98%, 2/15/09, Series 1796,
              Class S, IF*...................         31
     556    10.20%, 3/15/09, Series 1698,
              Class SC, IF*..................        615
     570    7.50%, 8/1/09, Gold Pool
              #G10740........................        603
     816    6.00%, 9/15/09, Series 2097,
              Class PV.......................        842
     226    8.50%, 1/1/10, Gold Pool
              #G10305........................        242
     123    8.50%, 1/1/10, Gold Pool
              #E00356........................        131
      18    7.00%, 8/1/10, Gold Pool
              #E20187........................         19
     483    6.50%, 8/15/10, Series 2324,
              Class PN.......................        485
     243    7.00%, 9/1/10, Gold Pool
              #E00393........................        258
     146    7.50%, 9/1/10, Gold Pool
              #E62448........................        154
     161    7.50%, 7/1/11, Gold Pool
              #E20253........................        171
     542    7.00%, 9/1/12, Gold Pool
              #E00506........................        575
   2,547    6.00%, 10/15/12, Series 2391,
              Class VQ.......................      2,666
   2,180    6.30%, 1/15/13, Series 2025,
              Class PE.......................      2,259
     527    6.50%, 2/15/13, Series 2444,
              Class VG.......................        528
   2,556    5.50%, 10/15/13, Series 2527,
              Class VU.......................      2,650
   3,788    6.25%, 10/15/13, Series 1607,
              Class H........................      3,985

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 46

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
      34    6.50%, 12/1/13, Gold Pool
              #C90043........................         36
     800    6.00%, 12/15/13, Series 2102,
              Class TC.......................        837
   2,653    6.00%, 2/15/14, Series 2594,
              Class VP.......................      2,767
   6,196    6.00%, 3/15/14, Series 2594,
              Class VA.......................      6,482
   2,000    6.50%, 5/15/14, Series 2312,
              Class KV.......................      2,048
     122    7.00%, 5/15/14, Series 2299,
              Class G........................        121
   3,600    5.00%, 7/15/14, Series 2557,
              Class WJ.......................      3,685
     423    6.00%, 7/15/14, Series 2405,
              Class PC.......................        424
     361    7.50%, 10/1/14, Gold Pool
              #G11169........................        383
   3,098    5.50%, 5/15/15, Series 2391,
              Class QE.......................      3,144
     114    12.00%, 8/1/15, Pool #170269.....        127
   3,413    6.50%, 9/15/15, Series 2353,
              Class PC.......................      3,445
   1,745    5.06%, 10/15/15, Series 2668,
              Class SB*......................      1,685
   1,469    6.50%, 10/15/15, Series 2454,
              Class VB.......................      1,517
     160    8.50%, 11/15/15, Series 2496,
              Class LD.......................        162
   5,000    5.50%, 12/15/15, Series 2500,
              Class GD.......................      5,109
   5,000    5.50%, 2/15/16, Series 2500,
              Class TD.......................      5,117
   5,000    5.50%, 6/15/16, Series 2498,
              Class UD.......................      5,152
   3,000    6.50%, 8/15/16, Series 2345,
              Class PQ.......................      3,148
  13,000    6.00%, 9/15/16, Series 2353,
              Class TD.......................     13,685
   2,000    6.00%, 9/15/16, Series 2355,
              Class BP.......................      2,089
   2,748    6.00%, 9/15/16, Series 2360,
              Class PG.......................      2,852
   2,000    6.00%, 10/15/16, Series 2366,
              Class MD.......................      2,087
   3,500    6.50%, 10/15/16, Series 2349,
              Class NW.......................      3,599
   1,365    6.50%, 11/15/16, Series 2369,
              Class VB.......................      1,368
     715    4.50%, 12/15/16, Series 2643,
              Class HI, IO...................         87

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   2,500    5.50%, 12/15/16, Series 2391,
              Class QR.......................      2,604
     737    6.50%, 5/1/17, Pool #89523.......        781
     508    5.50%, 6/1/17, Gold Pool
              #E01173........................        525
   2,100    5.50%, 12/15/17, Series 2537,
              Class TE.......................      2,190
   1,500    6.50%, 12/15/17, Series 2357,
              Class VX.......................      1,521
     751    6.00%, 4/1/18, Gold Pool
              #E01403........................        786
   5,000    6.50%, 4/15/18, Series 2461,
              Class VB.......................      5,152
   5,506    4.00%, 5/15/18, Series 2643,
              Class KG.......................      5,527
   2,000    4.50%, 5/15/18, Series 2617,
              Class GR.......................      1,945
   1,706    6.50%, 5/15/18, Series 2056,
              Class TD.......................      1,791
   1,000    4.50%, 6/15/18, Series 2631,
              Class LC.......................        972
   2,201    4.00%, 8/1/18, Gold Pool
              #E01424........................      2,156
   2,500    4.00%, 9/15/18, Series 2675,
              Class CK.......................      2,333
   1,388    4.50%, 10/1/18, Gold Pool
              #B32489........................      1,387
   6,178    6.00%, 1/15/19, Series 2367,
              Class VD.......................      6,226
      47    12.00%, 7/1/19, Pool #555238.....         52
   2,000    6.00%, 7/15/19, Series 2435,
              Class VH.......................      2,090
     228    9.50%, 7/15/19, Series 11, Class
              D..............................        228
   2,000    6.50%, 3/15/20, Series 2347,
              Class VP.......................      2,101
   1,000    5.00%, 5/15/20, Series 2686,
              Class GB.......................      1,020
       4    84.00%, 5/15/20, Series 41, Class
              I, HB..........................          4
   1,532    6.50%, 6/15/20, Series 2362,
              Class PD.......................      1,578
      40    10.00%, 6/15/20, Series 47, Class
              F..............................         40
      43    8.00%, 7/1/20, Gold Pool
              #A01047........................         47
   2,000    6.00%, 8/15/20, Series 2594,
              Class VQ.......................      2,076

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
      98    7.80%, 9/15/20, Series 46, Class
              B..............................         99
      59    9.00%, 10/15/20, Series 1807,
              Class G........................         63
   2,000    6.00%, 12/15/20, Series 2392,
              Class PV.......................      2,071
     416    6.95%, 1/15/21, Series 114, Class
              H..............................        416
       2    8.60%, 1/15/21, Series 85, Class
              C..............................          2
      79    9.50%, 1/15/21, Series 99, Class
              Z..............................         79
      39    3.39%, 5/15/21, Series 1084,
              Class F*.......................         39
      31    25.71%, 5/15/21, Series 1079,
              Class S, IF*...................         31
      28    34.26%, 5/15/21, Series 1084,
              Class S, IF*...................         29
     157    8.50%, 9/15/21, Series 1144,
              Class KB.......................        156
   2,267    5.00%, 10/15/21, Series 2619,
              Class IM, IO...................        323
   7,573    5.25%, 10/15/21, Series 2611,
              Class SH, IO, IF*..............        812
       1    1182.96%, 11/15/21, Series 1172,
              Class L, HB, IF*...............          1
       3    896.52%, 1/15/22, Series 1196,
              Class B, HB, IF*...............          6
   5,311    8.00%, 2/15/22, Series 1212,
              Class IZ.......................      5,483
     341    7.00%, 3/15/22, Series 1206,
              Class LA.......................        346
       3    7.00%, 4/1/22, Gold Pool
              #D17768........................          3
     247    7.00%, 5/15/22, Series 1250,
              Class J........................        249
   1,000    3.25%, 7/15/22, Series 2640,
              Class VE.......................        871
     604    8.00%, 8/15/22, Series 1343,
              Class LA.......................        636
   2,469    5.00%, 9/15/22, Series 2749,
              Class PK, IO...................        210
   3,000    5.50%, 10/15/22, Series 2512,
              Class PG.......................      3,079
   1,099    6.50%, 11/1/22, Pool #G30234.....      1,161
   1,000    5.00%, 11/15/22, Series 2672,
              Class ME.......................      1,000
     554    6.00%, 12/1/22, Pool #C90600.....        576
       0    3.09%, 12/15/22, Series 1483,
              Class FB*......................          0
   1,500    5.50%, 12/15/22, Series 2535,
              Class BK.......................      1,544

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
     294    3.12%, 1/15/23, Series 1603,
              Class IF*......................        294
      35    2.96%, 2/15/23, Series 1470,
              Class F*.......................         35
   2,653    7.50%, 2/15/23, Series 1466,
              Class PZ.......................      2,839
     110    3.52%, 4/15/23, Series 1672,
              Class FB*......................        110
   1,049    7.50%, 4/15/23, Series 1491,
              Class I........................      1,122
   1,156    5.00%, 5/15/23, Series 1798,
              Class F........................      1,168
   1,049    6.65%, 5/15/23, Series 1518,
              Class G, IF*...................      1,031
       1    1402.44%, 5/15/23, Series 204,
              Class E, HB, IF*...............          5
     258    3.67%, 6/15/23, Series 1665,
              Class FA*......................        257
     988    3.65%, 7/15/23, Series 1541,
              Class O*.......................        964
   2,500    6.50%, 7/15/23, Series 1558,
              Class D........................      2,583
   1,672    3.38%, 8/15/23, Series 1611,
              Class JA*......................      1,692
   1,525    14.49%, 8/15/23, Series 1611,
              Class JB, IF*..................      1,655
   1,500    6.50%, 9/15/23, Series 1608,
              Class L........................      1,596
     636    9.99%, 10/15/23, Series 1689,
              Class SD, IF*..................        675
      14    14.83%, 10/15/23, Series 1602,
              Class SA, IF*..................         14
      63    6.00%, 11/15/23, Series 1685,
              Class Z........................         66
   1,795    12.05%, 11/15/23, Series 1609,
              Class LG, IF*..................      2,031
   1,200    6.25%, 11/25/23, Series 24, Class
              ZE.............................      1,260
   1,000    6.50%, 12/15/23, Series 2283,
              Class K........................      1,077
   2,006    6.50%, 1/15/24, Series 2345,
              Class PV.......................      2,044
     438    0.00%, 2/15/24, Series 1700,
              Class GA, PO...................        408
      84    7.00%, 2/15/24, Series 1670,
              Class L........................         84
   2,000    7.00%, 3/15/24, Series 1706,
              Class K........................      2,147
     326    22.63%, 3/15/24, Series 2033,
              Class SN, IF, IO*..............         98

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 48

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
     553    0.00%, 5/15/24, Series 2306,
              Class K, PO....................        487
   1,346    6.43%, 5/15/24, Series 2306,
              Class SE, IF, IO*..............        214
     116    8.00%, 8/1/24, Gold Pool
              #G00245........................        126
     482    7.50%, 8/15/24, Series 1745,
              Class D........................        493
     118    8.00%, 11/1/24, Gold Pool
              #C00376........................        128
   2,051    14.39%, 2/15/25, Series 2656,
              Class SH, IF*..................      2,301
     182    7.50%, 8/1/25, Gold Pool
              #C00414........................        196
     251    7.00%, 4/1/26, Gold Pool
              #C00452........................        267
      98    3.50%, 7/1/26, Pool #785618*.....        100
   1,227    3.90%, 1/1/27, Pool #611141*.....      1,265
   4,867    7.50%, 1/15/27, Series 1927,
              Class PH.......................      5,144
   2,259    6.00%, 5/15/27, Series 1981,
              Class Z........................      2,330
     779    7.50%, 9/15/27, Series 1987,
              Class PE.......................        815
     555    6.50%, 1/15/28, Series 2137,
              Class TM.......................        557
     942    7.00%, 3/15/28, Series 2038,
              Class PN, IO...................        160
   1,800    7.50%, 3/15/28, Series 2040,
              Class PE.......................      1,938
   6,389    6.50%, 6/15/28, Series 2063,
              Class PG.......................      6,646
     995    7.00%, 6/15/28, Series 2064,
              Class TE.......................      1,044
     669    8.50%, 7/1/28, Gold Pool
              #G00981........................        735
   1,500    6.25%, 8/15/28, Series 2075,
              Class PM.......................      1,576
   4,222    6.50%, 8/15/28, Series 2075,
              Class PH.......................      4,393
   1,750    6.50%, 10/15/28, Series 2362,
              Class PJ.......................      1,789
   1,102    7.00%, 10/15/28, Series 2089,
              Class PJ, IO...................        197
   2,127    6.00%, 2/15/29, Series 2125,
              Class JZ.......................      2,211
   2,500    7.00%, 6/15/29, Series 2169,
              Class TB.......................      2,768
     459    7.50%, 6/15/29, Series 2163,
              Class PC, IO...................         74

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   1,000    7.00%, 7/15/29, Series 2172,
              Class QC.......................      1,097
   2,323    6.00%, 11/15/29, Series 2460,
              Class VZ.......................      2,425
      57    7.50%, 11/15/29, Series 2196,
              Class TL.......................         61
   1,582    8.00%, 11/15/29, Series 2201,
              Class C........................      1,679
   2,583    8.00%, 1/15/30, Series 2210,
              Class Z........................      2,794
   1,448    8.00%, 3/15/30, Series 2224,
              Class CB.......................      1,527
   3,000    6.00%, 5/15/30, Series 2565,
              Class MB.......................      3,082
     898    9.40%, 5/15/30, Ser. 2755, Class
              A*.............................        900
   1,700    7.25%, 9/15/30, Series 2256,
              Class MC.......................      1,784
   2,675    7.00%, 10/15/30, Series 2259,
              Class ZM.......................      2,816
   2,337    7.25%, 12/15/30, Series 2271,
              Class PC.......................      2,476
   2,000    5.50%, 1/15/31, Series 2744,
              Class PC.......................      2,092
     472    6.50%, 2/15/31, Series 2382,
              Class TL, IO...................         36
   1,475    7.00%, 3/15/31, Series 2296,
              Class PD.......................      1,540
   1,725    6.50%, 4/15/31, Series 2317,
              Class VG.......................      1,754
   1,500    6.00%, 7/15/31, Series 2333,
              Class HC.......................      1,535
   1,241    6.50%, 8/15/31, Series 2351,
              Class PZ.......................      1,292
   2,731    6.50%, 8/15/31, Series 2345,
              Class NE.......................      2,839
  14,894    6.50%, 8/15/31, Series 2344,
              Class ZD.......................     15,737
   3,689    6.50%, 8/15/31, Series 2344,
              Class ZJ.......................      3,840
     537    8.50%, 9/15/31, Series 2519,
              Class BT.......................        580
   1,500    0.00%, 2/15/32, Series 2513,
              Class YO, PO...................      1,291
   1,347    6.25%, 2/15/32, Series 2410,
              Class QX, IF, IO*..............        118
   2,750    6.38%, 2/15/32, Series 2410,
              Class OE.......................      2,871
   1,700    6.50%, 2/15/32, Series 2410,
              Class NG.......................      1,795

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   2,000    11.30%, 2/15/32, Series 2412,
              Class SP, IF*..................      2,083
   5,000    13.25%, 2/15/32, Series 2410,
              Class QS, IF*..................      5,596
   3,000    4.00%, 3/15/32, Ser. 2515, Class
              DE.............................      2,850
   3,481    5.55%, 3/15/32, Series 2444,
              Class ES, IF, IO*..............        305
   3,558    6.50%, 3/15/32, Series 2597,
              Class AD.......................      3,821
   1,200    7.00%, 3/15/32, Series 2423,
              Class MC.......................      1,263
   2,750    7.00%, 3/15/32, Series 2423,
              Class MT.......................      2,880
   1,500    6.50%, 4/15/32, Series 2441,
              Class GF.......................      1,586
   1,200    6.50%, 4/15/32, Series 2435,
              Class CJ.......................      1,282
   5,000    6.50%, 4/15/32, Series 2466,
              Class PG.......................      5,273
   6,000    7.00%, 4/15/32, Series 2434,
              Class TC.......................      6,389
   2,000    5.50%, 5/15/32, Series 2744,
              Class TU.......................      2,043
   2,000    6.50%, 5/15/32, Series 2455,
              Class GK.......................      2,113
   3,275    7.00%, 5/15/32, Series 2450,
              Class GZ.......................      3,461
   5,000    6.50%, 6/15/32, Series 2466,
              Class DH.......................      5,269
   7,000    6.50%, 6/15/32, Series 2462,
              Class JG.......................      7,398
   2,000    6.50%, 7/15/32, Series 2474,
              Class NR.......................      2,112
   2,339    6.50%, 7/15/32, Series 2484,
              Class LZ.......................      2,490
   1,032    7.50%, 7/25/32, Series T-41,
              Class 3A.......................      1,100
   3,000    6.00%, 9/15/32, Series 2500,
              Class MC.......................      3,131
   3,337    6.00%, 12/15/32, Series 2543,
              Class YX.......................      3,466
  14,057    4.60%, 2/15/33, Series 2599,
              Class DS, IF, IO*..............      1,243
   6,101    5.15%, 2/15/33, Series 2597,
              Class DS, IF, IO*..............        514
   4,000    6.00%, 2/15/33, Series 2575,
              Class ME.......................      4,158
  13,686    4.70%, 3/15/33, Series 2610,
              Class DS, IF, IO*..............      1,265
   2,917    6.50%, 3/15/33, Series 2586,
              Class WI, IO...................        457

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
     449    8.05%, 6/15/33, Series 2631,
              Class BS, IF*..................        419
   2,496    5.50%, 8/15/33, Series 2744,
              Class PD.......................      2,640
   1,000    0.00%, 9/15/33, Series 2733,
              Class GF, IF*..................        933
   1,200    0.00%, 10/15/33, Series 2684,
              Class TO, PO...................        659
     903    5.40%, 10/15/33, Series 2691,
              Class WS, IF*..................        676
   2,199    5.58%, 10/15/33, Series 2682,
              Class YS, IF*..................      1,694
   1,305    5.40%, 11/15/33, Series 2705,
              Class SC, IF*..................      1,005
   1,305    6.11%, 11/15/33, Series 2705,
              Class SD, IF*..................      1,046
   1,839    6.00%, 1/1/34, Gold Pool
              #A17537........................      1,901
     200    0.00%, 1/15/34, Series 2727,
              Class PO, PO...................        126
   7,300    5.47%, 1/15/34, Series 2727,
              Class BS, IF*..................      4,879
   1,250    7.20%, 1/15/34, Series 2739,
              Class S, IF*...................      1,066
   1,124    0.00%, 2/15/34, Series 2744,
              Class FE, IF*..................        966
   1,700    7.20%, 2/15/34, Series 2753,
              Class S, IF*...................      1,446
     717    0.00%, 3/15/34, Series 2769,
              Class PO, PO...................        478
   2,297    5.47%, 4/15/34, Ser. 2776, Class
              SK*............................      1,729
   1,500    0.00%, 8/15/34, Series 2846,
              Class PO, PO...................      1,107
     911    7.50%, 8/25/42, Series T-51,
              Class 2A*......................        966
   8,797    6.50%, 2/25/43, Series T-54,
              Class 2A.......................      9,226
   3,035    7.00%, 2/25/43, Series T-54,
              Class 3A.......................      3,220
     698    0.00%, 9/25/43, Series T-58,
              Class A, PO....................        609
                                               ---------
                                                 412,346
                                               ---------
Government National Mortgage Assoc. (7.5%):
       1    9.00%, 5/15/05, Pool #288771.....          1
       0    9.00%, 6/15/05, Pool #283904.....          0
       1    9.00%, 8/15/05, Pool #297031.....          1

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 50

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
       1    9.00%, 10/15/05, Pool #292589....          1
       1    9.50%, 10/15/05, Pool #291846....          1
       1    9.00%, 11/15/05, Pool #299161....          1
       1    9.00%, 11/15/05, Pool #292610....          1
       2    7.50%, 2/15/06, Pool #9989.......          2
       4    8.50%, 4/15/06, Pool #307487.....          4
       3    7.50%, 6/15/06, Pool #12149......          3
       6    8.00%, 10/15/06, Pool #11503.....          6
      24    7.50%, 5/15/07, Pool #329528.....         25
       4    7.50%, 7/15/07, Pool #17316......          4
      18    7.50%, 8/15/07, Pool #19015......         19
       3    9.00%, 1/15/09, Pool #26076......          3
      22    9.00%, 4/15/09, Pool #30352......         24
      14    8.00%, 5/15/09, Pool #385676.....         14
     486    6.50%, 7/15/09, Pool #780316.....        511
       2    8.00%, 8/15/09, Pool #372143.....          2
      50    8.00%, 10/15/09, Pool #380639....         53
       4    9.50%, 10/15/09, Pool #36582.....          5
      61    7.50%, 2/15/12, Pool #393363.....         65
     193    7.50%, 3/15/12, Pool #441145.....        206
      92    7.50%, 3/15/12, Pool #399163.....         98
   5,846    6.00%, 3/20/13, Series 02-67,
              Class VA.......................      6,018
     856    6.00%, 11/20/13, Series 02-79,
              Class KV.......................        896
   1,728    5.50%, 12/20/13, Series 03-4,
              Class NY.......................      1,790
   1,261    8.00%, 1/15/16, Pool #781570.....      1,349
       8    9.00%, 8/15/16, Pool #164502.....          9
       5    9.00%, 9/15/16, Pool #179044.....          5
   1,682    6.50%, 9/20/16, Series 02-48,
              Class VM.......................      1,742
       1    9.50%, 1/15/17, Pool #185619.....          1
       1    8.50%, 3/15/17, Pool #196700.....          1
       4    9.00%, 3/15/17, Pool #180330.....          4
       0    8.50%, 6/15/17, Pool #188545.....          1
   2,000    6.50%, 9/20/17, Series 02-47,
              Class VB.......................      2,053
     855    6.00%, 10/15/17, Pool #530747....        901
     206    8.50%, 11/15/17, Pool #780086....        227
   7,296    6.00%, 12/20/17, Series 02-88,
              Class VA.......................      7,629
      21    9.00%, 7/15/18, Pool #226769.....         24
       1    9.50%, 9/15/18, Pool #258627.....          1

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
       2    9.50%, 12/15/18, Pool #229531....          3
  12,000    6.50%, 7/20/19, Series 02-36,
              Class VB.......................     12,275
     245    12.00%, 11/15/19, Pool #780149...        277
       4    9.00%, 2/15/20, Pool #286315.....          4
      26    9.50%, 2/15/20, Pool #284959.....         29
       4    9.50%, 9/15/20, Pool #292918.....          5
       2    8.00%, 5/15/22, Pool #320675.....          2
       7    8.00%, 7/15/22, Pool #183670.....          8
     108    8.00%, 9/15/22, Pool #297628.....        118
      54    7.50%, 11/15/22, Pool #313110....         58
     123    7.00%, 8/15/23, Pool #352108.....        131
   1,151    7.00%, 9/15/23, Pool #363030.....      1,229
     162    7.00%, 11/15/23, Pool #352022....        173
     789    6.50%, 1/15/24, Pool #366706.....        835
   1,571    7.00%, 2/15/24, Pool #371281.....      1,678
   1,000    7.49%, 7/16/24, Series 94-3,
              Class PQ.......................      1,064
   3,713    7.99%, 7/16/24, Series 94-4,
              Class KQ.......................      3,958
   3,000    6.50%, 10/16/24, Series 94-7,
              Class PQ.......................      3,206
     251    9.00%, 11/15/24, Pool #780029....        281
      41    8.50%, 3/20/25, Pool #1974.......         45
     263    8.50%, 4/20/25, Pool #1989.......        287
     236    8.50%, 5/20/25, Pool #2006.......        258
   1,345    8.05%, 6/16/25, Series 95-3,
              Class DQ.......................      1,425
     416    7.50%, 9/16/25, Series 95-7,
              Class CQ.......................        438
     659    7.50%, 9/17/25, Series 98-26,
              Class K........................        700
     585    9.50%, 12/15/25, Pool #780965....        660
      50    8.00%, 12/20/25, Pool #2141......         54
      60    7.50%, 1/15/26, Pool #416874.....         65
      64    7.50%, 3/15/26, Pool #422292.....         69
      18    7.50%, 4/15/26, Pool #426059.....         20
   2,000    7.50%, 6/16/26, Series 00-9,
              Class PB.......................      2,081
      82    8.00%, 6/20/26, Pool #2234.......         89
     174    8.00%, 7/15/26, Pool #426612.....        189
   3,001    7.50%, 8/16/26, Series 96-16,
              Class E........................      3,163

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
      95    8.00%, 8/20/26, Pool #2270.......        103
     106    8.00%, 9/20/26, Pool #2285.......        115
     186    7.50%, 11/15/26, Pool #442119....        201
      80    8.00%, 11/20/26, Pool #2324......         87
     230    7.50%, 7/15/27, Pool #411829.....        248
      54    7.50%, 7/15/27, Pool #442119.....         58
     207    8.00%, 10/20/27, Pool #2499......        224
     182    8.00%, 11/20/27, Pool #2512......        197
      72    8.00%, 12/20/27, Pool #2525......         78
     102    7.50%, 2/20/28, Pool #2549.......        109
   1,664    6.00%, 3/20/28, Pool #2562.......      1,729
      32    8.00%, 5/15/28, Pool #456883.....         35
      68    8.00%, 6/20/28, Pool #2606.......         74
      52    7.50%, 7/15/28, Pool #481915.....         55
      15    8.00%, 7/15/28, Pool #468066.....         16
      47    8.00%, 8/15/28, Pool #468149.....         51
      17    8.00%, 8/20/28, Pool #2633.......         19
   1,721    6.50%, 9/15/28, Pool #468236.....      1,815
     178    7.50%, 9/15/28, Pool #486537.....        192
     315    7.50%, 9/20/28, Pool #2646.......        337
     217    8.00%, 10/20/28, Pool #2661......        235
   2,575    6.00%, 11/15/28, Pool #466406....      2,678
   2,818    5.50%, 11/20/28, Series 02-88,
              Class LI, IO...................        211
   9,925    6.00%, 2/20/29, Series 99-4,
              Class ZB.......................     10,239
   4,631    6.50%, 4/20/29, Series 99-10,
              Class ZC.......................      4,902
   1,770    6.19%, 8/16/29, Series 99-30,
              Class S, IF, IO*...............        179
   1,248    8.00%, 11/16/29, Series 99-41,
              Class Z........................      1,346
   1,035    7.50%, 12/20/29, Series 99-44,
              Class PC.......................      1,089
   2,000    7.00%, 2/16/30, Series 00-14,
              Class PD.......................      2,133
   1,079    7.50%, 2/16/30, Series 00-16,
              Class ZN.......................      1,142
   3,313    8.50%, 2/16/30, Series 00-9,
              Class ZJ.......................      3,752
   2,402    7.50%, 2/20/30, Series 00-6,
              Class Z........................      2,564
     411    8.00%, 6/20/30, Series 00-9,
              Class Z........................        437
     495    7.15%, 12/20/30, Series 00-38,
              Class AH.......................        515
   5,957    8.00%, 12/20/30, Series 00-37,
              Class B........................      6,342
   2,427    6.29%, 1/16/31, Series 02-31,
              Class S, IF, IO*...............        182
   3,500    6.50%, 3/20/31, Series 01-7,
              Class PK.......................      3,646

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
     526    22.06%, 4/20/31, Series 02-51,
              Class SG, IF*..................        653
     220    14.10%, 7/20/31, Series 01-32,
              Class WA, IF*..................        238
   2,583    4.59%, 9/17/31, Series 03-95,
              Class SC, IO, IF*..............        138
   2,000    6.50%, 12/20/31, Series 01-64,
              Class MQ.......................      2,119
   3,746    5.50%, 1/20/32, Series 03-4,
              Class NI, IO...................        554
   1,000    6.50%, 1/20/32, Series 02-7,
              Class PG.......................      1,047
     403    7.50%, 6/15/32, Pool #568309.....        433
   2,000    6.50%, 6/20/32, Series 02-40,
              Class UK.......................      2,120
  11,000    6.50%, 6/20/32, Series 02-45,
              Class QE.......................     11,629
   2,000    6.50%, 7/16/32, Series 02-47,
              Class PG.......................      2,109
   2,000    6.00%, 7/20/32, Series 02-47,
              Class PY.......................      2,086
   2,924    6.50%, 7/20/32, Series 02-47,
              Class ZA.......................      3,032
   1,800    6.50%, 8/20/32, Series 02-54,
              Class GB.......................      1,892
   1,047    6.50%, 2/15/33, Pool #607645.....      1,102
     976    0.00%, 3/16/33, Series 03-24,
              Class PO, PO...................        847
   1,500    6.50%, 3/20/33, Series 03-40,
              Class TJ.......................      1,611
   1,286    7.00%, 6/15/33, Pool #781614.....      1,380
   2,799    0.00%, 6/16/33, Series 03-52,
              Class AP, PO...................      2,214
     504    0.00%, 8/20/33, Series 03-66,
              Class EO, PO...................        342
     538    13.04%, 4/16/34, Series 04-28,
              Class S, IF*...................        580
     987    9.88%, 8/17/34*..................      1,038
                                               ---------
                                                 143,077
                                               ---------
  Total U.S. Government Agency Mortgages         858,206
                                               ---------
U.S. GOVERNMENT AGENCY SECURITIES (1.0%):
Fannie Mae (0.7%):
   2,500    5.25%, 1/15/09 (e)...............      2,639
     600    6.63%, 11/15/10..................        678
   3,350    6.25%, 2/1/11 (e)................      3,673

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 52

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Fannie Mae, continued:
   4,000    5.50%, 3/15/11 (e)...............      4,290
   1,200    6.13%, 3/15/12 (e)...............      1,333
                                               ---------
                                                  12,613
                                               ---------
Federal Home Loan Bank (0.1%):
   1,000    7.59%, 3/10/05, Series Q-05......      1,009
   1,000    6.21%, 6/2/09, Series GA09.......      1,099
                                               ---------
                                                   2,108
                                               ---------
Freddie Mac (0.2%):
     855    7.20%, 7/18/06...................        907
   1,750    6.88%, 9/15/10 (e)...............      1,998
                                               ---------
                                                   2,905
                                               ---------
Other U.S. Agencies (0.0%):
     841    Federal Housing Administration,
              Project #07335307, 7.43%,
              1/1/22.........................        866
                                               ---------
  Total U.S. Government Agency Securities         18,492
                                               ---------
U.S. TREASURY OBLIGATIONS (18.6%):
U.S. Treasury Bonds (10.2%):
   1,650    6.50%, 10/15/06 (e)..............      1,749
  22,076    12.75%, 11/15/10 (e).............     23,936
  42,060    10.38%, 11/15/12 (e).............     50,147
  51,800    12.00%, 8/15/13 (e)..............     66,761
   7,200    12.50%, 8/15/14 (e)..............      9,906
  30,000    11.75%, 11/15/14 (e).............     40,726
   2,000    9.88%, 11/15/15 (e)..............      2,955
                                               ---------
                                                 196,180
                                               ---------
U.S. Treasury Inflation Protected Bonds (1.0%):
   5,844    3.38%, 1/15/07...................      6,189
  10,666    4.25%, 1/15/10 (e)...............     12,373
                                               ---------
                                                  18,562
                                               ---------
U.S. Treasury Notes (1.2%):
   2,150    6.13%, 8/15/07 (e)...............      2,307
  14,500    6.50%, 2/15/10 (e)...............     16,416
   3,115    5.75%, 8/15/10 (e)...............      3,430
                                               ---------
                                                  22,153
                                               ---------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury STRIPS (6.2%):
   7,500    11/15/09.........................      6,255
   4,150    11/15/12 (e).....................      2,990
  11,205    11/15/14 (e).....................      7,237
  11,200    11/15/15 (e).....................      6,840
   3,000    2/15/09 (e)......................      2,599
   2,500    2/15/10 (e)......................      2,070
   6,500    2/15/11 (e)......................      5,117
     300    2/15/12..........................        225
  10,000    2/15/13 (e)......................      7,108
  11,250    2/15/14 (e)......................      7,579
  22,805    2/15/16 (e)......................     13,724
   6,000    5/15/08 (e)......................      5,365
  12,600    5/15/09..........................     10,801
   8,300    5/15/11 (e)......................      6,458
  18,500    5/15/12 (e)......................     13,670
   6,500    5/15/14 (e)......................      4,320
   3,000    5/15/16 (e)......................      1,779
     500    8/15/12 (e)......................        365
   1,000    8/15/13..........................        692
  17,300    8/15/14 (e)......................     11,330
     625    8/15/15 (e)......................        388
   2,000    8/15/16..........................      1,170
                                               ---------
                                                 118,082
                                               ---------
  Total U.S. Treasury Obligations                354,977
                                               ---------
INVESTMENT COMPANIES (2.5%):
  48,147    One Group Prime Money Market
              Fund, Class I (d)..............     48,147
                                               ---------
  Total Investment Companies                      48,147
                                               ---------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
    SECURITIES LENDING (16.2%):
 309,742    Pool of various securities for
              One Group Bond
              Funds -- footnote 2 (Securities
              Lending).......................    309,742
                                               ---------
  Total Short-Term Securities Held as
  Collateral for   Securities Lending            309,742
                                               ---------
Total (Cost $2,175,634) (a)                    2,215,270
                                               =========

------------
Percentages indicated are based on net assets of $1,911,748.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 57,648
                   Unrealized depreciation......................   (18,012)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 39,636
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(c) Defaulted security.

(d) Investment in affiliate.

(e) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

 (f) Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees.

Amounts shown as 0 rounded to less than 1,000.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect as of December 31, 2004.

The following table represents the portfolio of investments by industry classifications as a percentage of net assets:

         Intermediate Bond Fund
         Asset Backed Securities.....................................   2.7%
         Collateralized Mortgage Obligations.........................   7.8%
         Corporate Bonds.............................................  22.3%
         Short-Term Securities Held as Collateral for Securities
           Lending...................................................  16.2%
         U.S. Government Agencies....................................  45.8%
         U.S. Treasury Obligations...................................  18.6%
         Money Market Funds..........................................   2.5%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

 54

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
ASSET BACKED SECURITIES (2.1%):
    2,798   Americredit Automobile
              Receivables Trust, Series
              01-C, Class A4, 5.01%,
              7/14/08.......................      2,832
    6,063   Americredit Automobile
              Receivables Trust, Series
              01-D, Class A4, 4.41%,
              11/12/08......................      6,117
    3,075   Americredit Automobile
              Receivables Trust, Series
              02-A, Class A4, 4.61%,
              1/12/09.......................      3,115
    2,000   Americredit Automobile
              Receivables Trust, Series
              02-D, Class A4, 3.40%,
              4/13/09.......................      2,001
    1,000   Americredit Automobile
              Receivables Trust, Series
              03-BX, Class A4A, 2.72%,
              1/6/10........................        991
    1,550   Capital One Auto Finance Trust,
              Series 01-A, Class A4, 5.40%,
              5/15/08.......................      1,569
    2,400   Capital One Master Trust, Series
              01-5, Class A, 5.30%,
              6/15/09.......................      2,473
    1,741   Chase Funding Loan Acquisition
              Trust, Series 02-C1, Class
              IA5, 6.86%, 1/25/32...........      1,740
    8,735   Citibank Credit Card Issuance
              Trust, Series 02-C2, Class C2,
              6.95%, 2/18/14................      9,755
    4,165   CNH Equipment Trust, Series
              03-B, Class A4B, 3.38%,
              2/15/11.......................      4,145
    5,007   Conseco Finance, Series 01-B,
              Class 1M1, 7.27%, 6/15/32.....      5,129
    1,380   Ford Credit Auto Owner Trust,
              Series 04-A, Class A3, 2.93%,
              3/15/08.......................      1,372
    2,889   GE Capital Mortgage Services,
              Inc., Series 99-HE1, Class M,
              6.71%, 4/25/29................      3,025
    1,690   Green Tree Financial Corp.,
              Series 95-4, Class A6, 7.30%,
              6/15/25.......................      1,748
      913   Household Automotive Trust,
              Series 00-3, Class A4, 7.16%,
              5/17/07.......................        920
    3,900   Household Automotive Trust,
              Series 01-3, Class A4, 4.37%,
              12/17/08......................      3,922
    3,500   MBNA Master Credit Card Trust,
              Series 00-D, Class C, 8.40%,
              9/15/09 (b)...................      3,846
    4,000   MBNA Master Credit Card Trust,
              Series 99-J, Class C, 7.85%,
              2/15/12 (b)...................      4,596

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
ASSET BACKED SECURITIES, CONTINUED:
    2,300   MBNA Master Credit Card Trust,
              Series 03-C1, Class C, 4.10%,
              6/15/12*......................      2,446
    5,505   MBNA Master Credit Card Trust,
              Series 02-C1, Class C1, 6.80%,
              7/15/14.......................      6,111
    2,292   Merrill Lynch, Inc., Series
              144-S, 7.43%, 8/1/24..........      2,361
    1,000   Onyx Acceptance Auto Trust,
              Series 04-B, Class A3, 3.09%,
              9/15/08.......................        997
    1,393   Onyx Acceptance Auto Trust,
              Series 01-D, Class A4, 4.32%,
              10/15/08......................      1,399
    3,000   Onyx Acceptance Auto Trust,
              Series 02-C, Class A4, 4.07%,
              4/15/09.......................      3,019
    2,000   Onyx Acceptance Auto Trust,
              Series 02-D, Class A4, 3.10%,
              7/15/09.......................      1,998
    2,979   Residential Asset Mortgage
              Products, Inc., Series 01-RS3,
              Class AI4, 6.29%, 10/25/31....      3,003
    1,800   Standard Credit Card Master
              Trust, Series 94-2, Class A,
              7.25%, 4/7/08.................      1,889
    8,504   Textron Financial Corp.,
              Receivables Trust, Series
              00-C, Class A3, 6.61%,
              2/15/15 (b)...................      8,688
    1,250   Union Acceptance Corp., Series
              00-D, Class B, 8.25%,
              7/8/08........................      1,261
    1,592   WFS Financial Owner Trust,
              Series 03-1, Class A3, 2.03%,
              8/20/07.......................      1,587
    1,370   WFS Financial Owner Trust,
              Series 04-1, Class A3, 2.19%,
              6/20/08.......................      1,353
    1,000   WFS Financial Owner Trust,
              Series 04-2, Class A3, 2.85%,
              9/20/08.......................        994
    4,200   WFS Financial Owner Trust,
              Series 02-1, Class A4A, 4.87%,
              9/20/09.......................      4,257

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
ASSET BACKED SECURITIES, CONTINUED:
    3,400   WFS Financial Owner Trust,
              Series 02-3, Class A4, 3.50%,
              2/20/10.......................      3,412
    4,700   WFS Financial Owner Trust,
              Series 02-2, Class A4, 4.50%,
              2/20/10.......................      4,760
    3,250   WFS Financial Owner Trust,
              Series 02-4, Class A4A, 3.11%,
              8/20/10.......................      3,232
    2,200   WFS Financial Owner Trust,
              Series 03-2, Class A4, 2.41%,
              12/20/10......................      2,170
    2,945   WFS Financial Owner Trust,
              Series 03-4, Class A4, 3.15%,
              5/20/11.......................      2,931
                                              ---------
  Total Asset Backed Securities                 117,164
                                              ---------
COLLATERALIZED MORTGAGE OBLIGATIONS (8.3%):
    3,400   American Express Credit Account
              Master Trust, Series 04-3,
              Class A, 4.35%, 12/15/11......      3,456
    2,255   BAE Systems 2001 Asset Trust,
              Series 01, Class B, 7.16%,
              12/15/11 (b)..................      2,448
    5,200   Banc of America Funding Corp.,
              Series 03-3, Class 1A33,
              5.50%, 10/25/33...............      5,178
    1,884   Bank of America Mortgage
              Securities, Series 03-7, Class
              A2, 4.75%, 9/25/18............      1,875
   42,548   Bank of America Mortgage
              Securities, Series 04-3, Class
              15IO, 0.22%, 4/25/19, IO*.....        226
    2,786   Bank of America Mortgage
              Securities, Series 03-8, Class
              A, 0.00%, 11/25/33, PO........      2,099
    2,916   Bank of America Mortgage
              Securities, Series 03-11,
              Class PO, 0.00%, 1/25/34, PO..      2,308
    4,890   Bank of America Mortgage
              Securities, Series 04-1, Class
              PO, 0.00%, 3/25/34, PO........      3,727
    1,530   Bank of America Mortgage
              Securities, Series 04-4, Class
              APO, 0.00%, 5/25/34, PO.......      1,150
    5,000   Bank of America Mortgage
              Securities, Series 04-E, Class
              2A5, 4.13%, 6/25/34*..........      4,896

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
    5,871   Bank of America Mortgage
              Securities, Series 04-6 Class
              APO, 0.00%, 7/25/34, PO.......      4,146
    2,000   Bear Stearns Adjustable Rate
              Mortgage Trust, Series 04-4,
              Class A4, 3.52%, 6/25/34*.....      1,943
      852   Bear Stearns Commercial Mortgage
              Securities, Inc., 7.64%,
              2/15/32, Ser. 2000-WF1, Class
              A1............................        911
    3,125   Bear Stearns Commercial Mortgage
              Securities, Inc., 3.70%,
              8/13/46, Ser. 2004-T16, Class
              A2............................      3,104
    3,101   Cendant Mortgage Corp., Series
              03-8, Class 1P, 0.00%,
              10/25/33, PO..................      2,270
    2,358   Citicorp Mortgage Securities,
              Inc., Series 93-14, Class A3,
              3.62%, 11/25/23*..............      2,364
      203   Citicorp Mortgage Securities,
              Inc., Series 95-2, Class A7,
              7.50%, 4/25/25................        203
    1,096   Citigroup Mortgage Loan Trust
              2003-1 IIA6 Zerocpn, 0.00%,
              10/25/33......................        572
    3,497   Citigroup Mortgage Loan Trust,
              Inc., 0.00%, 12/25/18, Ser.
              2003-UST1, Class 1, PO........      2,797
    2,024   Citigroup Mortgage Loan Trust,
              Inc., 0.00%, 12/25/18, Ser.
              2003-UST1, Class 3, PO........      1,730
   12,648   Citigroup Mortgage Loan Trust,
              Inc., Series 03-UST1, Class
              A1, 5.50%, 12/25/18...........     12,941
    5,277   Citigroup Mortgage Loan Trust,
              Inc., Series 03-UP3, Class A3,
              7.00%, 9/25/33................      5,508
    2,705   Citigroup Mortgage Loan Trust,
              Inc., Series 03-1, Class PO2,
              0.00%, 10/25/33, PO...........      1,848
    2,225   Citigroup Mortgage Loan Trust,
              Inc., Series 03-1, Class PO3,
              0.00%, 10/25/33, PO...........      1,585
    6,500   Countrywide Alternative Loan
              Trust, Series 01-10, Class A5,
              6.75%, 12/25/31...............      6,528
    6,000   Countrywide Alternative Loan
              Trust, Series 02-8, Class A4,
              6.50%, 7/25/32................      6,115

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 56

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
   31,500   Countrywide Asset-Backed
              Certificates, 2.69%, 10/25/33,
              Ser. 2004-AB2, Class A2*......     31,500
    4,626   Countrywide Home Loan Trust,
              4.16%, 6/20/34, Ser.
              2004-HYB3, Class 2A*..........      4,601
   14,490   Countrywide Home Loans, Series
              03-J7, Class 4A3, 6.66%,
              8/25/18, IF*..................     14,127
    2,371   Countrywide Home Loans, Series
              02-16, Class AR, 2.50%,
              1/25/33.......................      2,258
    5,952   Countrywide Home Loans, Series
              03-J2, Class A17, 4.98%,
              4/25/33, IF, IO*..............        412
   20,102   Countrywide Home Loans, Series
              03-26, Class 1A6, 3.50%,
              8/25/33.......................     19,752
    2,000   Countrywide Home Loans, Series
              03-44, Class A9, 0.00%,
              10/25/33, PO..................      1,268
    4,203   Countrywide Home Loans, Inc.,
              4.32%, 5/20/34*...............      4,201
      153   DLJ Mortgage Acceptance Corp.,
              Series 98-A, Class A2, 0.00%,
              5/28/28, IF (b)*..............        152
      276   First Boston Mortgage Securities
              Corp., Series C, 0.00%,
              4/25/17, PO...................        242
      276   First Boston Mortgage Securities
              Corp., Series C, 10.97%,
              4/25/17, IO...................         81
   27,500   First Horizon Mortgage
              Pass-Through Trust, 4.96%,
              2/25/35, Ser. 2004-AR7, Class
              2A1*..........................     27,818
      317   Impac Secured Assets Common
              Owner Trust, Series 00-1,
              Class A8, 8.15%, 4/25/30......        316
    4,832   Master Alternative Loans Trust,
              Series 04-10, Class IAI,
              4.50%, 9/25/19................      4,785
    2,039   Master Asset Securitization
              Trust, Series 04-8, Class PO,
              0.00%, 8/25/19, PO............      1,625
    2,722   Master Asset Securitization
              Trust, Series 03-12, Class
              30PO, 0.00%, 12/25/33, PO.....      1,955
    1,869   Master Asset Securitization
              Trust, Series 04-1, Class
              30PO, 0.00%, 2/25/34, PO......      1,379
   16,538   MASTR Adjustable Rate Mortgage
              Trust, 3.82%, 12/21/34, Ser.
              2004-7, Class 30, PO*.........     16,445

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
    3,622   MASTR Alternative Loan Trust,
              0.00%, 8/25/34, Ser. 2004-7,
              Class 30, PO..................      2,572
    4,662   Mastr Alternative Loan Trust
              28/Jun/2004-PO, 0.00%,
              7/25/34.......................      3,297
    5,142   MASTR Asset Securitization
              Trust, 5.00%, 5/25/18, Ser.
              2003-4, Class 2A2.............      5,215
    1,943   MASTR Asset Securitization
              Trust, 0.00%, 7/25/19, Ser.
              2004-16, Class 15, PO.........      1,529
    1,025   Merrill Lynch Trust, Series 47,
              Class Z, 8.99%, 10/20/20......      1,075
        0   Morgan Stanley Mortgage Trust,
              Series 35, Class 2, 2294.60%,
              4/20/21, HB, IF*..............         41
       48   Morgan Stanley Mortgage Trust,
              Series 39, Class 3, 0.00%,
              12/20/21, PO..................         48
    1,531   Nomura Asset Acceptance Corp.,
              Series 03-A1, Class A7, 5.00%,
              4/25/18.......................      1,550
    1,295   Nomura Asset Acceptance Corp.,
              Series 03-A1, Class A5, 7.00%,
              4/25/33.......................      1,301
    5,994   Nomura Asset Acceptance Corp.,
              Series 03-A1, Class A1, 5.50%,
              5/25/33.......................      6,094
    5,424   Nomura Asset Acceptance Corp.,
              Series 03-A1, Class A2, 6.00%,
              5/25/33.......................      5,517
    7,183   Nomura Asset Acceptance Corp.,
              Series 04-R2, Class A1, 6.50%,
              10/25/34 (b)*.................      7,489
       55   Paine Webber CMO Trust, Series
              H, Class 4, 8.75%, 4/1/18.....         59
      263   Paine Webber CMO Trust, Series
              P, Class 4, 8.50%, 8/1/19.....        276
       41   PNC Mortgage Securities Corp.,
              Series 98-8, Class 1A11,
              6.75%, 8/25/29................         41
   10,000   Residential Accredit Loans,
              Inc., Series 02-QS8, Class A5,
              6.25%, 6/25/17................     10,182
    4,502   Residential Accredit Loans,
              Inc., Series 02-QS16, Class
              A3, 11.57%, 10/25/17, IF*.....      4,793

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
    7,990   Residential Accredit Loans,
              Inc., Series 03-QS3, Class A8,
              5.18%, 2/25/18, IO, IF*.......        708
    9,118   Residential Accredit Loans,
              Inc., Series 03-QS3, Class A2,
              11.18%, 2/25/18, IF*..........     10,143
   20,813   Residential Accredit Loans,
              Inc., Series 03-QS9, Class A3,
              5.13%, 5/25/18, IO, IF*.......      1,946
    5,123   Residential Accredit Loans,
              Inc., Series 03-QS12, Class
              A5, 5.00%, 6/25/18, IO........        761
   17,195   Residential Accredit Loans,
              Inc., Series 03-QS13, Class
              A2A, 5.18%, 6/25/18, IO,
              IF*...........................      1,689
   11,925   Residential Accredit Loans,
              Inc., Series 03-QS18, Class
              A1, 5.00%, 9/25/18............     12,059
      410   Residential Accredit Loans,
              Inc., Series 96-QS3, Class
              AI-11, 7.75%, 6/25/26.........        409
      136   Residential Accredit Loans,
              Inc., Series 98-QS4, Class
              AI5, 7.00%, 3/25/28...........        135
    3,500   Residential Accredit Loans,
              Inc., Series 02-QS3, Class
              A10, 6.75%, 3/25/32...........      3,587
      308   Residential Accredit Loans,
              Inc., Series 02-QS6, Class
              A10, 6.50%, 5/25/32...........        307
    3,000   Residential Accredit Loans,
              Inc., Series 04-QS8, Class A2,
              5.00%, 6/25/34................      3,005
    2,641   Residential Asset Securitization
              Trust, Series 03-A13, Class
              A3, 5.50%, 1/25/34............      2,643
    5,112   Residential Funding Mortgage
              Securities I, Inc., Series
              03-S14, Class A4, 0.00%,
              7/25/18, PO...................      4,259
    4,000   Residential Funding Mortgage
              Securities I, Inc., Series
              03-S12, Class 4A5, 4.50%,
              12/25/32......................      3,803
   20,129   Residential Funding Mortgage
              Securities I, Inc., Series
              03-S7, Class A17, 4.00%,
              5/25/33.......................     19,587
    3,000   Residential Funding Mortgage
              Securities I, Inc., Series
              02-S13, Class A3, 5.50%,
              6/25/33.......................      2,944

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
    1,052   Residential Funding Securities
              Corp., Series 03-RM2, Class
              AP3, 0.00%, 5/25/33, PO.......        830
      163   Rural Housing Trust, Series
              87-1, Class 3B, 7.33%,
              4/1/26........................        163
    2,242   Salomon Brothers Mortgage
              Securities Trust VII, Series
              03-UP2, Class P01, 0.00%,
              12/25/18, PO..................      2,108
      139   Salomon Brothers Mortgage
              Securities Trust VII, Series
              00-UP1, Class A2, 8.00%,
              9/25/30.......................        143
    7,500   Structured Adjustable Rate
              Mortgage Loan, Series 04-6,
              Class 5A4, 5.02%, 6/25/34*....      7,587
    2,000   Structured Asset Securities
              Corp., 5.00%, 4/25/18, Ser.
              2003-8, Class 1A2.............      2,009
      927   Structured Asset Securities
              Corp., Series 02-10H, Class
              1AP, 0.00%, 5/25/32, PO.......        798
    2,934   Vendee Mortgage Trust, Series
              94-1, Class 2J, 6.50%,
              2/15/13.......................      3,024
    4,102   Vendee Mortgage Trust, Series
              94-1, Class 1, 5.63%,
              2/15/24*......................      4,187
    5,437   Vendee Mortgage Trust, Series
              96-1, Class 1Z, 6.75%,
              2/15/26.......................      5,815
    3,810   Vendee Mortgage Trust, Series
              96-2, Class 1Z, 6.75%,
              6/15/26.......................      4,030
    8,083   Vendee Mortgage Trust, Series
              97-1, Class 2Z, 7.50%,
              2/15/27.......................      8,904
   11,000   Vendee Mortgage Trust, Series
              98-1, Class 2E, 7.00%,
              9/15/27.......................     11,818
   11,400   Wachovia Bank Commercial
              Mortgage Trust, 4.04%,
              10/15/41, Ser. 2004-C15, Class
              A2............................     11,293
    4,000   Washington Mutual Mortgage
              Securities Corp., Series
              03-S8, Class A6, 4.50%,
              9/25/18.......................      3,870
    1,621   Washington Mutual Mortgage
              Securities Corp., Series
              03-S10, Class A6, 0.00%,
              10/25/18, PO..................      1,198
    4,000   Washington Mutual Mortgage
              Securities Corp., Series
              03-AR7, Class A6, 3.03%,
              8/25/33*......................      3,862

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 58

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
    2,837   Washington Mutual Mortgage
              Securities Corp., Series
              03-S9, Class P, 0.00%,
              10/25/33, PO..................      2,006
    2,500   Wells Fargo Mortgage Backed
              Securities Trust, Series 03-8,
              Class A9, 4.50%, 8/25/18......      2,408
    3,844   Wells Fargo Mortgage Backed
              Securities Trust, Series
              03-11, Class 1APO, 0.00%,
              10/25/18, PO..................      3,126
    6,000   Wells Fargo Mortgage Backed
              Securities Trust, Series
              03-11, Class 1A4, 4.75%,
              10/25/18......................      5,992
    5,000   Wells Fargo Mortgage Backed
              Securities Trust, Series
              03-13, Class A7, 4.50%,
              11/25/18......................      4,722
    6,710   Wells Fargo Mortgage Backed
              Securities Trust, Series 04-7,
              Class 2A2, 5.00%, 7/25/19.....      6,783
    9,264   Wells Fargo Mortgage Backed
              Securities Trust, 5.50%,
              1/25/34, Ser. 2003-17, Class
              2A4...........................      9,241
    7,500   Wells Fargo Mortgage Backed
              Securities Trust, Series
              09-05, Class A5, 3.54%,
              9/25/34*......................      7,336
   25,000   Wells Fargo Mortgage Backed
              Securities Trust, 4.59%,
              1/25/35, Ser. 2004-BB, Class
              A4*...........................     25,105
                                              ---------
  Total Collateralized Mortgage Obligations     472,267
                                              ---------
CORPORATE BONDS (14.5%):
Air Transport (0.0%):
    1,523   Delta Airlines, Inc., Series
              00-1, Class A1, 7.38%,
              5/18/10 (d)...................      1,505
                                              ---------
Airlines (0.5%):
      960   American Airlines, Inc., 7.02%,
              4/15/11, Ser. 99-1............        988
    2,500   Continental Airlines, Inc.,
              Series 99-2, Class A2, 7.06%,
              3/15/11.......................      2,569
    1,023   Continental Airlines, Inc.,
              Series 99-2, Class A1, 7.26%,
              9/15/21.......................      1,047
    3,850   Delta Airlines, Inc., Series
              00-1, Class A2, 7.57%,
              5/18/12 (d)...................      3,797
    3,200   Delta Airlines, Inc., Series
              02-1, Class G2, 6.42%,
              7/2/12........................      3,341
      843   Northwest Airlines, Inc., Series
              01-1, Class B, 7.69%,
              4/1/17........................        703

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Airlines, continued:
    2,101   Southwest Airlines Co., Series
              01-1, Class A1, 5.10%,
              5/1/06........................      2,143
    2,495   United Airlines, Inc., Series
              01-1, Class A2, 6.20%,
              9/1/08 (e)....................      2,274
    1,500   United Airlines, Inc., Series
              00-1, Class A2, 7.73%,
              7/1/10 (d) (e)................      1,333
    3,386   United Airlines, Inc., Series
              00-2, Class A2, 7.19%,
              4/1/11 (d) (e)................      3,077
    1,887   United Airlines, Inc., Series
              01-1, Class A2, 6.07%,
              3/1/13 (d) (e)................      1,716
    5,670   United Airlines, Inc., Series
              00-1, Class A1, 7.78%,
              7/1/15 (e)....................      5,024
                                              ---------
                                                 28,012
                                              ---------
Automotive (0.4%):
    2,500   Daimler Chrysler NA Holdings,
              7.40%, 1/20/05................      2,506
    2,600   Daimler Chrysler NA Holdings,
              4.75%, 1/15/08................      2,656
    5,725   Daimler Chrysler NA Holdings,
              7.20%, 9/1/09 (d).............      6,371
      600   General Motors Acceptance Corp.,
              6.75%, 1/15/06 (d)............        616
    4,545   General Motors Corp., 7.20%,
              1/15/11 (d)...................      4,662
    2,970   General Motors Corp., 8.80%,
              3/1/21........................      3,214
                                              ---------
                                                 20,025
                                              ---------
Banking, Finance & Insurance (9.5%):
    2,000   ABN AMRO Bank NV, Chicago,
              7.25%, 5/31/05................      2,034
    1,230   AIG International Lease Finance
              Corp., 5.88%, 5/1/13..........      1,305
    1,500   American Express Credit, 3.00%,
              5/16/08.......................      1,465
    2,850   American General Finance Corp.,
              4.50%, 11/15/07...............      2,904
    2,000   American General Finance Corp.,
              5.38%, 10/1/12................      2,073
    3,900   American International Group,
              4.25%, 5/15/13................      3,768
    5,800   ASIF Global Financing XIX,
              4.90%, 1/17/13 (b)............      5,903

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
    2,000   ASIF Global Financing XX, 2.65%,
              1/17/06 (b)...................      1,990
    6,000   ASIF Global Financing XXIII,
              3.90%, 10/22/08 (b) (d).......      5,997
    2,625   Associates Corp., 8.55%,
              7/15/09.......................      3,096
    4,435   Associates Corp., 8.15%,
              8/1/09........................      5,179
    2,500   Associates Corp., 7.95%,
              2/15/10.......................      2,914
    4,800   Bank of America Corp., 3.88%,
              1/15/08 (d)...................      4,837
   13,165   Bank of America Corp., 7.80%,
              2/15/10.......................     15,310
    2,650   Bank of America Corp., 7.40%,
              1/15/11.......................      3,070
    1,400   Bank United, 8.00%, 3/15/09.....      1,603
   10,000   Bear Stearns Co., Inc.,
              3.25%,........................      9,710
            3/25/09 (d)
    1,000   Bear Stearns Co., Inc., 7.63%,
              12/7/09.......................      1,151
    2,300   BellSouth Capital Funding,
              7.75%, 2/15/10 (d)............      2,664
    5,650   Boeing Capital Corp., 6.36%,
              7/15/05.......................      5,733
    3,000   Capital One Bank, 8.25%,
              6/15/05.......................      3,067
      425   Capital One Bank, 5.75%,
              9/15/10.......................        451
    1,000   CIT Group, Inc., 7.63%,
              8/16/05.......................      1,029
    3,410   CIT Group, Inc., 6.50%, 2/7/06..      3,530
    1,250   Citigroup, Inc., 3.50%,
              2/1/08........................      1,244
      750   Citigroup, Inc., 6.20%,
              3/15/09.......................        815
    1,000   Citigroup, Inc., 5.63%,
              8/27/12.......................      1,065
    1,000   Corporation Andina de Fomento
              California, 5.20%, 5/21/13....      1,019
    2,500   Countrywide Home Loans, 7.20%,
              10/30/06......................      2,654
    3,000   Countrywide Home Loans, 3.25%,
              5/21/08.......................      2,933
    5,500   Countrywide Home Loans, 4.00%,
              3/22/11.......................      5,347
    1,100   Credit Suisse First Boston
              (USA), Inc., 4.70%, 6/1/09....      1,126
   15,425   Credit Suisse First Boston
              (USA), Inc., 6.13%,
              11/15/11......................     16,821
    2,500   Credit Suisse First Boston
              (USA), Inc., 5.50%, 8/15/13...      2,618
    3,000   Dow Capital BV, 8.50%, 6/8/10...      3,508

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
    1,900   First Union National, Inc.,
              7.80%, 8/18/10................      2,231
    5,500   Firstar Bank N.A., 7.13%,
              12/1/09.......................      6,244
    1,490   Ford Motor Credit Co., 7.60%,
              8/1/05 (d)....................      1,525
   13,260   Ford Motor Credit Co., 6.88%,
              2/1/06........................     13,660
    3,250   Ford Motor Credit Co., 5.80%,
              1/12/09.......................      3,322
   14,925   Ford Motor Credit Co., 7.38%,
              10/28/09......................     16,099
    8,140   Ford Motor Credit Co., 7.88%,
              6/15/10.......................      8,968
    1,500   Ford Motor Credit Co., 7.38%,
              2/1/11........................      1,617
    1,000   GE Capital Corp., 2.80%, 1/15/07
              (d)...........................        987
    5,300   GE Capital Corp., 4.25%,
              1/15/08.......................      5,384
    4,000   GE Capital Corp., 3.50%,
              5/1/08........................      3,970
    2,100   GE Capital Corp., 4.63%, 9/15/09
              (d)...........................      2,154
    8,300   GE Capital Corp., 6.13%,
              2/22/11.......................      9,092
   13,100   GE Capital Corp., 5.88%,
              2/15/12.......................     14,174
    9,280   GE Capital Corp., 6.00%,
              6/15/12.......................     10,116
    5,100   GE Capital Corp., 6.75%, 3/15/32
              (d)...........................      5,969
    9,170   GMAC, 6.13%, 9/15/06............      9,401
   18,015   GMAC, 7.25%, 3/2/11.............     18,861
      510   Goldman Sachs Group LP, 7.35%,
              10/1/09.......................        580
   11,300   Goldman Sachs Group LP, 6.88%,
              1/15/11.......................     12,748
    3,825   Goldman Sachs Group LP, 6.60%,
              1/15/12.......................      4,269
    1,600   Goldman Sachs Group LP, 4.75%,
              7/15/13.......................      1,583
    2,740   Goldman Sachs Group LP, 5.25%,
              10/15/13......................      2,803
    3,330   Goldman Sachs Group, Inc.,
              3.88%, 1/15/09................      3,322
    1,000   Goldman Sachs Group, Inc.,
              6.65%, 5/15/09................      1,103

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 60

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
    1,000   Household Finance Corp., 7.20%,
              7/15/06.......................      1,056
    4,500   Household Finance Corp., 7.88%,
              3/1/07........................      4,897
    3,000   Household Finance Corp., 6.40%,
              6/17/08.......................      3,237
    5,670   Household Finance Corp., 6.50%,
              11/15/08......................      6,167
   18,020   Household Finance Corp., 5.88%,
              2/1/09........................     19,257
    2,500   Household Finance Corp., 4.75%,
              5/15/09.......................      2,564
      835   Household Finance Corp., 6.75%,
              5/15/11 (d)...................        937
      500   Household Finance Corp., 6.38%,
              11/27/12 (d)..................        552
      550   HSBC Holdings PLC, 7.35%,
              11/27/32 (b)..................        661
    3,125   Huntington National Bank, 8.00%,
              4/1/10........................      3,632
    1,545   International Lease Finance
              Corp., 4.50%, 5/1/08..........      1,565
    4,500   Jackson National Life Global,
              6.13%, 5/30/12 (b)............      4,874
    2,500   John Hancock Global Funding II,
              3.50%, 1/30/09 (b)............      2,444
    2,700   John Hancock Global Funding II,
              7.90%, 7/2/10 (b).............      3,161
    1,250   Key Bank, 7.50%, 9/15/08........      1,399
    4,100   KeyCorp, 4.70%, 5/21/09.........      4,192
    1,635   Lehman Brothers Holdings, Inc.,
              4.00%, 1/22/08 (d)............      1,646
      660   Lehman Brothers Holdings, Inc.,
              7.88%, 11/1/09................        763
    3,870   Lehman Brothers Holdings, Inc.,
              6.63%, 1/18/12................      4,327
    4,100   Massmutual Global Funding II,
              3.25%, 6/15/07 (b) (d)........      4,064
    4,400   Massmutual Global Funding II,
              3.50%, 3/15/10 (b)............      4,242
    2,100   Merrill Lynch & Co., 3.70%,
              4/21/08.......................      2,094
    2,000   Merrill Lynch & Co., 3.13%,
              7/15/08.......................      1,951
    5,200   Merrill Lynch & Co., 4.13%,
              1/15/09 (d)...................      5,229
    2,900   Metropolitan Life Insurance Co.,
              5.20%, 9/18/13 (b)............      2,977
    1,500   MGIC Investment Corp., 6.00%,
              3/15/07.......................      1,575

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
    2,900   Monumental Global Funding II,
              5.20%, 1/30/07 (b)............      2,998
    6,000   Monumental Global Funding II,
              Series 144A, 4.38%,
              7/30/09 (b)...................      6,025
    1,300   Morgan Stanley Dean Witter and
              Co., 4.25%, 5/15/10...........      1,300
      900   Morgan Stanley Dean Witter and
              Co., 8.00%, 6/15/10...........      1,062
   13,250   Morgan Stanley Dean Witter and
              Co., 6.75%, 4/15/11...........     14,862
    6,450   Morgan Stanley Dean Witter and
              Co., 6.60%, 4/1/12............      7,194
    2,915   Morgan Stanley Dean Witter and
              Co., 4.75%, 4/1/14 (d)........      2,840
   17,075   National Rural Utilities, 6.00%,
              5/15/06.......................     17,687
    1,200   Nationwide Financial Services,
              6.25%, 11/15/11...............      1,308
    2,375   New York Life Global Funding,
              3.88%, 1/15/09 (b)............      2,362
    7,000   New York Life Global Funding,
              5.38%, 9/15/13 (b)............      7,284
    1,515   Pacific Life Global Funding,
              3.75%, 1/15/09 (b)............      1,498
    3,335   PHH Corp., 7.13%, 3/1/13........      3,730
    1,500   Popular North America, Inc.,
              4.25%, 4/1/08.................      1,514
      600   Principal Life Global Funding,
              5.13%, 6/28/07 (b)............        619
    2,500   Principal Life Global Funding,
              2.80%, 6/26/08 (b)............      2,434
   10,750   Principal Life Global Funding,
              6.25%, 2/15/12 (b)............     11,751
    2,140   Protective Life Secured Trust,
              4.00%, 10/7/09................      2,123
    6,000   Protective Life Secured Trust,
              4.00%, 4/1/11.................      5,856
    3,985   Royal Bank of Canada, 3.88%,
              5/4/09........................      3,952
    2,500   SLM Corp., Series A, 5.38%,
              1/15/13.......................      2,586
    3,000   Spear Leeds & Kellogg LP, 8.25%,
              8/15/05 (b)...................      3,097
    3,400   State Street Corp., 7.65%,
              6/15/10.......................      3,992
    2,000   Suntrust Bank, 6.38%, 4/1/11....      2,216
    1,400   Toyota Motor Credit Corp.,
              2.88%, 8/1/08.................      1,360
    7,600   U.S. Bancorp, 6.50%, 2/1/08.....      8,195

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
    2,500   U.S. Bancorp, 7.50%, 6/1/26.....      3,116
    4,000   USAA Capital Corp., 7.05%,
              11/8/06 (b)...................      4,264
    4,800   Wachovia Corp, 3.50%, 8/15/08...      4,752
    6,315   Wachovia Corp., 3.63%,
              2/17/09.......................      6,242
    1,700   Washington Mutual Finance,
              6.88%, 5/15/11................      1,928
    1,750   Washington Mutual Finance,
              6.88%, 6/15/11................      1,969
    3,270   Washington Mutual, Inc., 4.20%,
              1/15/10.......................      3,257
    5,235   Wells Fargo Bank, 3.13%,
              4/1/09........................      5,074
    5,100   Wells Fargo Bank, 7.55%,
              6/21/10.......................      5,924
    2,500   World Savings Bank FSB, 4.50%,
              6/15/09.......................      2,534
      625   XL Capital Ltd., 5.25%,
              9/15/14 (d)...................        626
                                              ---------
                                                539,109
                                              ---------
Energy (0.4%):
      700   Appalachian Power, 6.60%,
              5/1/09........................        760
    2,250   Carolina Power and Light, 5.13%,
              9/15/13.......................      2,302
    3,200   Constellation Energy Group,
              6.35%, 4/1/07.................      3,382
    1,000   Constellation Energy Group,
              7.00%, 4/1/12.................      1,140
    3,750   DTE Energy Co., 6.65%, 4/15/09..      4,097
    5,000   Duke Energy Corp., 4.20%,
              10/1/08.......................      5,038
    3,600   Duke Energy Corp., 5.63%,
              11/30/12 (d)..................      3,787
                                              ---------
                                                 20,506
                                              ---------
Governments (Foreign) (0.5%):
    2,500   Province of Quebec, 6.50%,
              1/17/06.......................      2,581
   11,500   Province of Quebec, 5.75%,
              2/15/09.......................     12,320
    1,000   Province of Quebec, 7.37%,
              3/6/26........................      1,260
    4,130   United Mexican States, 4.63%,
              10/8/08.......................      4,182
    1,080   United Mexican States, 6.38%,
              1/16/13.......................      1,148
    8,715   United Mexican States, 7.50%,
              4/8/33........................      9,434
                                              ---------
                                                 30,925
                                              ---------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Industrial Goods & Services (0.5%):
    1,035   Dow Chemical, 6.13%,
              2/1/11 (d)....................      1,134
    2,000   First Data Corp., 3.90%,
              10/1/09.......................      1,992
    2,800   IBM Corp., 5.39%, 1/22/09.......      2,931
    1,000   IBM Corp., 6.22%, 8/1/27........      1,091
    1,800   International Paper Co., 6.50%,
              11/15/07......................      1,919
    1,570   International Paper Co., 4.25%,
              1/15/09.......................      1,576
    3,400   International Paper Co., 4.00%,
              4/1/10........................      3,333
    4,500   Phillips Petroleum Co., 8.75%,
              5/25/10.......................      5,491
    1,150   Tyco International Group, 8.20%,
              10/15/08......................      1,305
    2,500   Tyco International Group, 6.75%,
              2/15/11.......................      2,802
    5,500   Tyco International Group, 6.38%,
              10/15/11 (d)..................      6,071
      220   Weyerhaeuser Co., 6.13%,
              3/15/07.......................        232
    1,250   Weyerhaeuser Co., 6.75%, 3/15/12
              (d)...........................      1,409
                                              ---------
                                                 31,286
                                              ---------
Multimedia (0.4%):
    2,200   AOL Time Warner, Inc., 5.63%,
              5/1/05........................      2,220
    1,600   AOL Time Warner, Inc., 8.18%,
              8/15/07 (d)...................      1,777
    2,200   AOL Time Warner, Inc., 7.48%,
              1/15/08.......................      2,418
    2,300   AOL Time Warner, Inc., 10.15%,
              5/1/12........................      3,017
    3,125   AOL Time Warner, Inc., 9.15%,
              2/1/23........................      4,187
      455   AOL Time Warner, Inc., 7.70%,
              5/1/32 (d)....................        557
    3,740   Comcast Corp., 5.50%, 3/15/11...      3,953
    2,000   Cox Radio, Inc., 6.38%,
              5/15/05.......................      2,019
    1,500   Knight-Ridder, Inc., 7.13%,
              6/1/11........................      1,728
    1,000   Viacom, Inc., 7.75%, 6/1/05.....      1,018
                                              ---------
                                                 22,894
                                              ---------

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 62

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Real Estate (0.1%):
    4,810   EOP Operating LP, 6.75%,
              2/15/12.......................      5,355
      700   ERP Operating LP, 4.75%,
              6/15/09.......................        715
      900   Harrah's Operating Co., Inc.,
              8.00%, 2/1/11.................      1,045
                                              ---------
                                                  7,115
                                              ---------
Retailers (0.1%):
    3,000   Kroger Co., 8.05%, 2/1/10.......      3,512
                                              ---------
Telecommunications (1.6%):
    3,500   Ameritech Capital Funding Corp.,
              5.95%, 1/15/38................      3,503
      815   AT&T Wireless Services, Inc.,
              7.50%, 5/1/07 (d).............        885
    4,235   AT&T Wireless Services, Inc.,
              7.88%, 3/1/11.................      4,991
    2,200   Bell Telephone Co.,
              Pennsylvania, 8.35%,
              12/15/30......................      2,832
    4,126   Bellsouth Telecommunications,
              6.30%, 12/15/15...............      4,484
    7,975   British Telecom PLC, 8.38%,
              12/15/10......................      9,577
      750   Cox Communications, Inc., 6.88%,
              6/15/05.......................        762
    1,825   Cox Communications, Inc., 7.75%,
              11/1/10.......................      2,091
    5,000   France Telecom, 8.50%, 3/1/11...      5,965
    2,000   GTE Corp. (Verizon
              Communications), 7.51%,
              4/1/09........................      2,258
      220   Liberty Media Corp., 5.70%,
              5/15/13 (d)...................        218
    5,650   Nynex Capital Funding, 8.23%,
              10/15/09......................      6,495
    2,300   Sprint Capital Corp., 7.13%,
              1/30/06.......................      2,392
   11,350   Sprint Capital Corp., 6.00%,
              1/15/07.......................     11,880
    3,000   Sprint Capital Corp., 7.63%,
              1/30/11.......................      3,483
    1,000   Sprint Capital Corp., 8.38%,
              3/15/12 (d)...................      1,218
    1,400   Sprint Capital Corp., 8.75%,
              3/15/32.......................      1,865
    7,300   TCI Communications, Inc., 9.80%,
              2/1/12........................      9,410
    2,700   Telus Corp., 8.00%, 6/1/11......      3,200
    1,705   Verizon Communications, 6.13%,
              1/15/13.......................      1,815
    8,250   Verizon Global Funding Corp.,
              7.25%, 12/1/10................      9,452
    1,470   Verizon Maryland, Inc., 6.13%,
              3/1/12........................      1,583
    2,130   Verizon Virginia, Inc., 4.63%,
              3/15/13.......................      2,077
                                              ---------
                                                 92,436
                                              ---------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Transportation & Shipping (0.1%):
    2,545   Burlington North Sante Fe,
              7.13%, 12/15/10...............      2,906
                                              ---------
Utilities (0.4%):
      700   Alabama Power Co., 4.70%,
              12/1/10.......................        710
    2,480   American Electric Power Co.,
              Series A, 6.13%, 5/15/06......      2,570
    1,260   Appalachian Power Co., Series E,
              4.80%, 6/15/05................      1,271
    1,710   Dominion Resources, Inc., 2.80%,
              2/15/05.......................      1,711
    3,310   Dominion Resources, Inc., 6.25%,
              6/30/12.......................      3,614
    5,025   Exelon Generation Co., LLC,
              6.95%, 6/15/11................      5,672
    1,800   Keyspan Gas East, 7.88%,
              2/1/10........................      2,113
      600   Kiowa Power Partners, 4.81%,
              12/30/13 (b)..................        602
    2,000   Ohio Valley Electric Co., 5.94%,
              2/12/06 (b)...................      2,057
    2,360   PSEG Power, 7.75%, 4/15/11 (d)..      2,752
      500   Virginia Electric & Power Co.,
              5.38%, 2/1/07.................        518
                                              ---------
                                                 23,590
                                              ---------
  Total Corporate Bonds                         823,821
                                              ---------
U.S. GOVERNMENT AGENCY MORTGAGES (45.9%):
Fannie Mae (18.2%):
        0   758.75%, 1/25/06, Series 91-4,
              Class N, HB...................          0
        0   1008.12%, 4/25/06, Series 91-33,
              Class J, HB...................          0
      118   0.00%, 9/25/06, Series 96-46,
              Class PE, PO..................        116
      353   8.00%, 8/25/07, Series 92-152,
              Class N, IO...................         25
    2,895   7.50%, 9/25/07, Series 92-156,
              Class K.......................      2,990

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
      625   7.00%, 1/25/08, Series 93-8,
              Class H.......................        645
      221   2.86%, 5/25/08, Series 93-72,
              Class F.......................        222
      744   3.17%, 5/25/08, Series 93-59,
              Class FA*.....................        749
    1,741   6.50%, 5/25/08, Series 93-55,
              Class K.......................      1,798
      109   2.81%, 6/25/08, Series 93-107,
              Class F*......................        109
      554   0.00%, 9/25/08, Series 96-20,
              Class L, PO...................        534
    2,345   0.00%, 9/25/08, Series 96-39,
              Class J, PO...................      2,259
      421   9.25%, 9/25/08, Series 93-186,
              Class SA, IF*.................        444
      412   13.00%, 9/25/08, Series 93-175,
              Class SA, IF*.................        452
    1,487   14.28%, 9/25/08, Series 93-164,
              Class SC, IF*.................      1,645
    1,850   0.00%, 10/25/08, Series 96-24,
              Class B, PO...................      1,793
      404   2.86%, 10/25/08, Series 93-196,
              Class FA*.....................        405
      226   9.25%, 10/25/08, Series 93-196,
              Class SB, IF*.................        239
      514   12.69%, 10/25/08, Series 93-197,
              Class SB, IF*.................        558
    1,237   12.78%, 10/25/08, Series 93-94,
              Class S, IF*..................      1,342
       16   256.00%, 11/1/08, Series K,
              Class 2, HB...................         50
    1,317   0.00%, 12/25/08, Series 98-27,
              Class B, PO...................      1,267
    1,111   3.52%, 12/25/08, Series 93-221,
              Class FH*.....................      1,128
      541   9.50%, 12/25/08, Series 93-221,
              Class SE, IF*.................        587
    1,511   14.95%, 12/25/08, Series 93-233,
              Class SB, IF*.................      1,691
      139   3.01%, 1/25/09, Series 94-12,
              Class FC*.....................        141
      212   17.04%, 2/25/09, Series 94-13,
              Class SK, IF..................        239
      865   0.00%, 3/25/09, Series 96-24,
              Class E, PO...................        829
       39   2.82%, 3/25/09, Series 94-33,
              Class F**.....................         39

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
       19   2.86%, 3/25/09, Series 94-32,
              Class F**.....................         19
      742   2.96%, 3/25/09, Series 94-33,
              Class FA*.....................        746
    4,492   6.00%, 3/25/09, Series 94-34,
              Class DZ......................      4,631
       33   6.50%, 3/25/09, Series 95-13,
              Class B.......................         33
    3,465   11.40%, 3/25/09, Series 02-8,
              Class SR, IF*.................      3,786
       41   14.39%, 3/25/09, Series 94-32,
              Class S, IF*..................         42
    1,233   6.50%, 4/1/09, Pool #190831.....      1,302
      582   6.50%, 4/1/09, Pool #190760.....        615
    2,100   6.38%, 6/15/09 (d)..............      2,317
    2,409   10.21%, 11/25/09, Series 02-73,
              Class S, IF*..................      2,555
    2,350   7.13%, 6/15/10 (d)..............      2,701
    2,827   6.50%, 11/25/10, Series 01-52,
              Class XM......................      2,939
    2,358   6.00%, 7/15/11, Series 2480,
              Class PV......................      2,472
      823   7.00%, 5/18/12, Series 97-51,
              Class PM, IO..................         76
      827   5.50%, 6/1/12, Pool #254368.....        857
    1,894   8.00%, 11/1/12, Pool #535710....      2,014
   11,265   5.00%, 11/25/12, Series 03-16,
              Class PI, IO..................        774
    1,199   6.50%, 12/25/12, Series 02-9,
              Class VE......................      1,238
    1,157   5.50%, 5/1/13, Pool #254774.....      1,207
    1,876   11.17%, 11/25/13, Series 93-230,
              Class SG, IF*.................      2,020
    3,000   4.50%, 1/25/14, Series 03-128,
              Class KE......................      3,033
      788   6.00%, 2/1/14, Pool #190632.....        824
    2,800   4.50%, 3/25/15, Series 03-65,
              Class CI, IO..................        466
    2,000   6.50%, 8/25/15, Series 01-61,
              Class VQ......................      2,087
      434   8.00%, 11/1/15, Pool #535852....        462
   11,000   5.00%, 11/25/15, Series 02-74,
              Class PD......................     11,243
    3,750   6.00%, 11/25/15, Series 01-49,
              Class DQ......................      3,857
    8,000   6.50%, 11/25/15, Series 01-52,
              Class XN......................      8,429

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 64

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
    4,000   6.00%, 12/25/15, Series 01-78,
              Class VB......................      4,080
      172   12.50%, 1/1/16, Pool #303306....        194
    8,000   5.00%, 1/25/16, Series 02-74,
              Class LD......................      8,173
    7,738   5.23%, 3/25/16, Series 03-8,
              Class SB, IO, IF*.............        670
    4,000   6.00%, 3/25/16, Series 01-5,
              Class OW......................      4,177
    5,028   6.00%, 3/25/16, Series 01-07,
              Class PR......................      5,410
    5,897   6.00%, 4/25/16, Series 01-10,
              Class PR......................      6,324
    5,700   5.50%, 5/25/16, Series 02-61,
              Class PE......................      5,861
    1,090   6.00%, 6/1/16, Pool #583745.....      1,142
   21,749   6.00%, 8/15/16, Series 2344,
              Class QG......................     22,645
    2,774   5.00%, 12/1/16, Pool #615017....      2,824
    6,000   6.00%, 12/25/16, Series 01-74,
              Class MB......................      6,378
    9,422   6.00%, 12/25/16, Series 01-71,
              Class QE......................      9,842
    3,000   6.00%, 12/25/16, Series 01-71,
              Class MB......................      3,150
    2,000   6.50%, 12/25/16, Series 01-50,
              Class VB......................      2,073
    5,000   7.00%, 12/25/16, Series 01-61,
              Class VB......................      5,346
    9,200   6.00%, 2/25/17, Series 02-2,
              Class UC......................      9,564
   18,500   6.00%, 2/25/17, Series 02-3,
              Class OG......................     19,496
    3,650   5.50%, 3/1/17, Pool #638411.....      3,770
    1,490   6.50%, 3/1/17, Pool #627139.....      1,580
    1,174   7.00%, 3/1/17, Pool # 649312....      1,245
    1,175   7.00%, 3/1/17, Pool #627140.....      1,245
      892   7.50%, 3/1/17, Pool #637095.....        948
      237   2.92%, 3/25/17, Series 96-27,
              Class FA*.....................        238
    2,300   5.50%, 3/25/17, Series 02-11,
              Class QG......................      2,399

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
   10,376   6.00%, 3/25/17, Series 02-7,
              Class TG......................     10,961
    4,000   6.00%, 3/25/17, Series 02-7,
              Class OG......................      4,215
      258   7.00%, 4/1/17, Pool #635028.....        273
        4   7.00%, 4/1/17, Pool #44699......          5
    1,700   4.50%, 4/25/17, Series 03-27,
              Class DW......................      1,689
   17,750   5.50%, 4/25/17, Series 02-18,
              Class PC......................     18,596
    5,000   6.00%, 4/25/17, Series 02-19,
              Class PE......................      5,255
    3,000   6.00%, 4/25/17, Series 02-24,
              Class AJ......................      3,152
    1,290   7.00%, 5/1/17, Pool #254353.....      1,368
      917   7.00%, 6/1/17, Pool #650505.....        972
      661   7.00%, 6/1/17, Pool #644053.....        701
    2,000   6.00%, 7/25/17, Series 02-42,
              Class C.......................      2,126
      613   6.00%, 8/1/17, Pool #666358.....        642
      934   6.50%, 8/1/17, Pool #653148.....        990
    2,771   5.50%, 9/1/17, Pool #665775.....      2,862
    1,370   7.00%, 9/1/17, Pool #672400.....      1,452
       75   10.00%, 9/1/17, Series 23, Class
              2, IO.........................         17
    1,800   5.50%, 9/25/17, Series 02-55,
              Class QE......................      1,865
   30,000   5.50%, 9/25/17, Series 02-56,
              Class UC......................     31,120
    1,323   6.00%, 11/1/17, Pool #668811....      1,387
      894   6.50%, 11/1/17, Pool #668821....        948
    8,250   5.50%, 1/25/18, Series 02-94,
              Class BK......................      8,630
      552   6.50%, 2/25/18, Series 01-64,
              Class VB......................        552
       55   9.25%, 4/25/18, Series 88-7,
              Class Z.......................         60
    1,739   6.00%, 5/1/18, Pool #254786.....      1,823
      318   9.00%, 5/1/18, Pool #426836.....        356
    1,692   5.00%, 6/1/18, Pool #709877.....      1,720

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
    2,553   4.50%, 7/1/18, Pool #720393.....      2,551
    2,822   4.50%, 9/25/18, Series 03-81,
              Class LC......................      2,754
    2,850   6.41%, 9/25/18, Series 03-92,
              Class SH, IF*.................      2,630
    2,486   4.00%, 10/1/18, Pool #73471.....      2,431
    1,512   5.00%, 11/1/18, Pool #740462....      1,537
      372   9.85%, 11/1/18, Series 97-77,
              Class M.......................        409
       83   3.06%, 1/1/19, Pool #70226*.....         84
      280   3.41%, 3/1/19, Pool #116612*....        285
    3,728   4.50%, 3/1/19, Pool #742078.....      3,718
        9   10.50%, 3/1/19, Series 50, Class
              2, IO.........................          2
    1,711   10.89%, 4/15/19, Pool #458096...      1,922
    3,220   4.00%, 4/25/19, Series 04-22,
              Class A.......................      3,082
    2,000   4.00%, 10/25/19, Series 04-76,
              Class CL......................      1,864
      244   8.00%, 10/25/19, Series 89-70,
              Class G.......................        263
      176   8.50%, 11/25/19, Series 89-83,
              Class H.......................        191
      205   9.00%, 11/25/19, Series 89-89,
              Class H.......................        223
      104   9.40%, 11/25/19, Series 89-78,
              Class H.......................        115
      130   8.80%, 1/25/20, Series 90-1,
              Class D.......................        142
    2,000   6.00%, 2/25/20, Series 02-7,
              Class QM......................      2,033
    2,500   6.00%, 2/25/20, Series 01-28,
              Class VB......................      2,548
       38   5.50%, 6/25/20, Series 90-60,
              Class K.......................         39
       50   9.50%, 6/25/20, Series 90-63,
              Class H.......................         55
       69   5.50%, 8/25/20, Series 90-93,
              Class G.......................         70
      217   6.50%, 8/25/20, Series 90-102,
              Class J.......................        222
        1   505.92%, 8/25/20, Series 90-94,
              Class H, HB*..................         16
        1   1118.04%, 8/25/20, Series 90-95,
              Class J, HB...................         30
      470   9.00%, 10/25/20, Series 90-120,
              Class H.......................        502

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
       42   17.97%, 11/25/20, Series 90-134,
              Class SC, IF*.................         53
        2   652.15%, 12/25/20, Series
              90-140, Class K, HB...........         36
        0   907.68%, 2/25/21, Series 91-7,
              Class K, HB*..................          9
      206   5.00%, 3/25/21, Series 91-24,
              Class Z.......................        208
    3,850   7.00%, 3/25/21, Series 01-4,
              Class PC......................      4,099
        8   829.56%, 6/25/21, Series G-17,
              Class S, HB, IF*..............        161
    4,764   6.00%, 8/25/21, Series 01-71,
              Class JW......................      4,910
    7,509   6.50%, 9/25/21, Series 01-48,
              Class Z.......................      8,080
        7   7.50%, 9/25/21, Series 91-126,
              Class ZB......................          7
      524   12.68%, 9/25/21, Series G-28,
              Class S, IF*..................        610
      434   8.75%, 10/25/21, Series G-35,
              Class M.......................        473
      180   18.94%, 12/25/21, Series G-51,
              Class SA, IF*.................        242
    1,015   7.00%, 1/25/22, Series G92-15,
              Class Z.......................      1,057
    2,981   6.50%, 2/25/22, Series 02-1,
              Class HC......................      3,117
      256   7.50%, 2/25/22, Series 92-38,
              Class Z.......................        266
        1   8965.20%, 5/25/22, Series
              G92-27, Class SQ, HB, IF*.....        129
    2,054   5.50%, 6/25/22, Series 02-91,
              Class UH, IO..................        356
       35   7.50%, 6/25/22, Series 92-101,
              Class J.......................         36
    1,951   3.00%, 7/25/22, Series 03-68,
              Class QP......................      1,865
      267   7.00%, 7/25/22, Series G92-42,
              Class Z.......................        283
    2,269   7.50%, 7/25/22, Series G92-35,
              Class E.......................      2,399
   12,425   8.00%, 7/25/22, Series G92-44,
              Class ZQ......................     13,555
        2   1184.78%, 7/25/22, Series
              G92-35, Class G, HB*..........         48

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 66

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
    1,133   6.00%, 8/25/22, Series 92-136,
              Class PK......................      1,178
      630   6.50%, 8/25/22, Series 96-59,
              Class J.......................        658
      429   0.00%, 9/25/22, Series 97-70,
              Class PO, PO..................        425
      344   2.44%, 9/25/22, Series G92-52,
              Class FD*.....................        343
      789   5.50%, 9/25/22, Series 92-143,
              Class MA......................        813
      148   6.50%, 9/25/22, Series 93-185,
              Class A, IO...................          4
    2,999   7.50%, 9/25/22, Series G92-54,
              Class ZQ......................      3,200
    1,754   7.75%, 9/25/22, Series 92-163,
              Class M.......................      1,881
      580   0.00%, 10/25/22, Series G92-62,
              Class B, PO...................        514
      384   2.66%, 10/25/22, Series G92-59,
              Class F*......................        385
      229   3.06%, 10/25/22, Series G92-61,
              Class FJ*.....................        229
      504   7.00%, 10/25/22, Series G92-61,
              Class Z.......................        538
    3,031   7.50%, 10/25/22, Series 92-188,
              Class PZ......................      3,288
       55   16.43%, 10/25/22, Series 92-201,
              Class SB, IF*.................         59
   12,985   6.50%, 12/1/22, Pool #555791....     13,708
    4,000   5.00%, 12/25/22, Series 03-122,
              Class TE......................      4,026
      318   9.59%, 12/25/22, Series 93-225,
              Class VO, IF*.................        330
    2,496   7.90%, 1/25/23, Series G93-1,
              Class KA......................      2,685
    1,890   6.47%, 2/25/23, Series 03-106,
              Class WS*.....................      1,786
      528   6.50%, 2/25/23, Series 93-5,
              Class Z.......................        550
   10,959   7.00%, 2/25/23, Series 97-61,
              Class ZC......................     11,615
      539   15.50%, 2/25/23, Series 93-27,
              Class SA, IF*.................        693
      780   6.50%, 3/25/23, Series G93-14,
              Class J.......................        799
    1,897   7.50%, 3/25/23, Series 93-25,
              Class J.......................      2,027
    1,398   7.70%, 3/25/23, Series 93-21,
              Class KA......................      1,499
      300   7.50%, 4/1/23, Series 218, Class
              2, IO.........................         58

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
      329   0.00%, 4/25/23, Series 98-4,
              Class C, PO...................        291
    1,801   6.00%, 4/25/23, Series G93-17,
              Class SI, IF*.................      1,819
    2,613   13.13%, 4/25/23, Series 98-43,
              Class SA, IF, IO*.............        855
      867   15.96%, 4/25/23, Series 93-62,
              Class SA, IF*.................      1,048
    3,500   5.50%, 5/25/23, Series 03-39,
              Class LW......................      3,601
    5,000   5.50%, 5/25/23, Series 03-41,
              Class PE......................      5,199
   13,735   0.00%, 6/25/23, Series 93-257,
              Class C, PO...................     12,566
   13,000   5.00%, 6/25/23, Series 03-83,
              Class PG......................     13,021
   46,858   5.23%, 6/25/23, Series 03-80,
              Class SY, IO, IF*.............      5,662
      208   0.00%, 7/25/23, Series 93-159,
              Class PD, PO..................        208
    1,833   3.30%, 8/25/23, Series G93-27,
              Class FD*.....................      1,860
    4,929   5.63%, 8/25/23, Series 99-38,
              Class SK, IF, IO*.............        476
    7,212   6.55%, 8/25/23, Series 96-14,
              Class SE, IO, IF*.............      1,211
   14,128   6.88%, 8/25/23, Series 02-83,
              Class CS......................     14,921
      334   0.00%, 9/25/23, Series G93-37,
              Class H, PO...................        287
    1,099   0.00%, 9/25/23, Series 93-205,
              Class H, PO...................        966
    2,477   7.00%, 9/25/23, Series 93-167,
              Class GA......................      2,575
      392   10.70%, 9/25/23, Series 93-165,
              Class SD, IF*.................        415
      851   12.50%, 9/25/23, Series 93-165,
              Class SK, IF*.................      1,032
    2,258   2.97%, 10/25/23, Series 93-199,
              Class FA*.....................      2,278
      661   3.51%, 10/25/23, Series 93-189,
              Class FB*.....................        653
      398   9.50%, 10/25/23, Series 93-179,
              Class SC, IF*.................        456
    1,111   16.61%, 10/25/23, Series 99-52,
              Class NS, IF*.................      1,338
      598   21.18%, 10/25/23, Series 93-179,
              Class SB, IF*.................        771

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
    6,000   5.45%, 11/25/23, Series 03-106,
              Class US, IF*.................      4,393
      666   6.50%, 11/25/23, Series 95-19,
              Class Z.......................        722
      290   3.02%, 12/25/23, Series 93-230,
              Class FA*.....................        294
    1,789   3.42%, 12/25/23, Series 93-247,
              Class FE*.....................      1,826
      887   6.50%, 12/25/23, Series 93-225,
              Class UB......................        919
    1,175   6.75%, 12/25/23, Series 94-55,
              Class G.......................      1,194
    3,715   7.00%, 12/25/23, Series 93-250,
              Class Z.......................      3,888
      829   10.99%, 12/25/23, Series 93-247,
              Class SU, IF*.................        930
    1,835   16.04%, 12/25/23, Series 02-1,
              Class UD, IF*.................      2,115
      128   7.00%, 1/1/24, Pool #50966......        136
      243   9.00%, 3/1/24, Series 265, Class
              2.............................        260
    5,000   6.50%, 3/25/24, Series 94-37,
              Class L.......................      5,260
    9,000   6.50%, 3/25/24, Series 02-4,
              Class VC......................      9,393
   14,052   6.50%, 3/25/24, Series 94-40,
              Class Z.......................     14,994
    2,500   5.50%, 7/25/24, Series 04-53,
              Class NC......................      2,579
      844   8.50%, 1/25/25, Series 95-2,
              Class Z.......................        915
      613   8.80%, 1/25/25, Series G95-1,
              Class C.......................        671
      417   9.00%, 4/1/25, Pool #552737.....        465
      249   9.00%, 12/1/25, Pool #550292....        277
    2,465   7.00%, 1/25/26, Series 96-32,
              Class PH......................      2,543
      782   7.00%, 4/1/26, Pool #399269.....        834
       86   9.00%, 4/1/26, Pool #446278.....         96
    1,112   8.00%, 3/1/27, Pool #689977.....      1,210
    8,253   1.84%, 3/25/27, Series 97-20,
              Class IO, IO*.................        413
      513   7.50%, 4/18/27, Series 97-27,
              Class J.......................        546

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
      827   7.50%, 4/20/27, Series 97-29,
              Class J.......................        869
    5,286   7.50%, 5/20/27, Series 97-39,
              Class PD......................      5,566
      565   8.00%, 6/1/27, Pool #695533.....        614
      778   6.50%, 7/18/27, Series 97-42,
              Class ZC......................        806
    3,828   7.25%, 7/18/27, Series 97-42,
              Class EN......................      3,988
    1,104   3.61%, 9/1/27, Pool #54844*.....      1,135
    2,088   7.00%, 12/18/27, Series 97-81,
              Class PL, IO..................        386
      823   8.00%, 6/1/28, Pool #535183.....        896
      233   9.50%, 7/1/28, Pool #457268.....        264
    7,641   6.00%, 7/18/28, Series 98-36,
              Class ZB......................      7,853
    2,055   8.00%, 9/1/28, Pool #756024.....      2,236
    6,028   8.00%, 11/1/28, Pool #755973....      6,559
      639   6.00%, 12/1/28, Pool #455759....        663
    3,179   5.73%, 12/25/28, Series 98-66,
              Class SB*.....................        380
    1,792   6.00%, 1/1/29, Pool #252211.....      1,859
    1,161   7.00%, 1/1/29, Pool #459097.....      1,232
    2,000   3.50%, 2/25/29..................      1,959
    1,134   4.08%, 3/1/29, Pool #303532*....      1,140
    2,459   6.50%, 3/1/29, Pool #252409.....      2,597
    3,044   5.50%, 4/18/29, Series 99-18,
              Class Z.......................      2,909
    1,538   6.35%, 4/25/29, Series 99-17,
              Class C.......................      1,621
    8,661   6.00%, 7/25/29, Series 02-W5,
              Class A6......................      8,685
    5,750   6.00%, 7/25/29, Series 01-80,
              Class PE......................      6,006
    2,914   7.50%, 12/18/29, Series 99-62,
              Class PB......................      3,114
    1,606   7.00%, 12/25/29, Series 02-36,
              Class HZ......................      1,645
    8,666   7.50%, 2/25/30, Series 00-2,
              Class ZE......................      9,283
    3,756   6.68%, 7/25/30, Series 00-20,
              Class SA, IF, IO*.............        468
    5,000   6.25%, 8/25/30, Series 02-W5,
              Class A7......................      5,151

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 68

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
    6,364   5.68%, 11/25/30, Series 02-W5,
              Class A10, IF, IO*............        500
      833   8.50%, 1/25/31, Series 00-52,
              Class IO, IO..................        126
    4,637   7.00%, 3/25/31, Series 01-7,
              Class PF......................      4,862
    2,624   6.00%, 5/25/31, Series 01-31,
              Class VD......................      2,751
   12,828   6.00%, 7/25/31, Series 01-33,
              Class ID, IO..................      1,984
    4,100   7.00%, 7/25/31, Series 01-30,
              Class PM......................      4,267
    1,957   6.50%, 8/1/31, Pool #598559.....      2,070
    6,500   7.00%, 8/25/31, Series 01-36,
              Class DE......................      6,899
    3,607   6.50%, 9/25/31, Series 01-49,
              Class Z.......................      3,764
    4,914   7.00%, 9/25/31, Series 01-44,
              Class PU......................      5,150
   10,255   7.00%, 9/25/31, Series 01-44,
              Class MY......................     11,118
    3,348   7.00%, 9/25/31, Series 01-44,
              Class PD......................      3,508
    2,447   6.50%, 10/25/31, Series 01-52,
              Class KB......................      2,549
    4,913   15.70%, 10/25/31, Series 03-52,
              Class SX, IF*.................      5,664
   12,500   6.00%, 11/25/31, Series 02-74,
              Class VB......................     12,978
    9,740   6.00%, 11/25/31, Series 02-74,
              Class VA......................      9,999
    6,985   7.00%, 11/25/31, Series 01-61,
              Class Z.......................      7,468
    2,250   11.84%, 12/25/31, Series 01-72,
              Class SX*.....................      2,370
    3,227   17.33%, 2/25/32, Series 02-1,
              Class SA, IF*.................      3,821
    6,768   5.60%, 3/15/32, Series 2450,
              Class SW, IF, IO*.............        669
   20,217   1.60%, 3/25/32, Series 02-12,
              Class SJ, IF, IO*.............      1,001
      408   10.00%, 3/25/32, Series 02-13,
              Class ST*.....................        442
    1,071   0.00%, 4/25/32, Series 02-21,
              Class LO, PO..................        882
   11,800   6.50%, 4/25/32, Series 02-59,
              Class VB......................     12,176

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
    5,021   6.50%, 4/25/32, Series 02-59,
              Class VA......................      5,077
    7,000   6.50%, 4/25/32, Series 02-21,
              Class PE......................      7,353
   14,000   6.50%, 5/25/32, Series 02-28,
              Class PK......................     14,772
      909   7.00%, 6/1/32, Pool #649734.....        964
    7,094   6.50%, 6/25/32, Series 02-37,
              Class Z.......................      7,456
    2,201   7.00%, 8/1/32, Pool #649624.....      2,344
   10,000   6.50%, 8/25/32, Series 02-48,
              Class GH......................     10,655
      713   8.50%, 11/25/32, Ser. 2004-61,
              Class SK*.....................        749
    5,559   0.00%, 12/1/32, Series 329,
              Class 1, PO...................      4,455
    2,750   6.00%, 12/1/32, Pool #675555....      2,847
    7,492   10.05%, 12/25/32, Series 02-77,
              Class S, IF*..................      7,830
      832   7.00%, 2/1/33, Pool #653815.....        883
    1,215   6.00%, 3/1/33, Pool #688625.....      1,257
    1,076   6.00%, 3/1/33, Pool #688655.....      1,114
      878   6.00%, 3/1/33, Pool #674349.....        908
    1,090   6.00%, 3/1/33, Pool #695584.....      1,127
    6,700   4.00%, 4/25/33, Series 03-22,
              Class UD......................      5,646
    1,950   4.00%, 5/25/33, Series 03-42,
              Class GB......................      1,704
    4,599   6.00%, 5/25/33, Series 03-39,
              Class IO, IO*.................        886
    4,667   6.00%, 5/25/33, Series 03-34,
              Class AX......................      4,809
    4,027   6.00%, 5/25/33, Series 03-34,
              Class ED......................      4,126
   24,324   4.68%, 6/25/33, Series 04-4,
              Class QI, IO, IF*.............      2,026
    2,000   5.75%, 6/25/33, Series 03-47,
              Class PE......................      2,024
    2,080   8.05%, 7/25/33, Series 03-64,
              Class SX, IF*.................      1,683
    7,364   9.37%, 7/25/33..................      7,227
    5,663   0.00%, 8/1/33, Series 340, Class
              1, PO.........................      4,257
    4,345   0.00%, 8/25/33, Series 03-132,
              Class 0A, PO..................      3,509

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
    6,144   4.43%, 8/25/33, Series 03-71,
              Class DS, IF*.................      5,083
    1,746   5.82%, 8/25/33, Series 03-74,
              Class SH, IF*.................      1,447
    1,783   6.00%, 9/1/33, Pool #737825.....      1,844
    2,042   6.00%, 9/1/33, Pool #752786.....      2,114
    5,190   8.47%, 9/25/33, Series 03-91,
              Class SD*.....................      5,041
   44,640   5.18%, 11/25/33, Series 03-116,
              Class SB, IO*.................      4,201
   13,450   5.50%, 12/1/33, Pool #725017....     13,666
    1,570   5.50%, 1/1/34, Pool #759424.....      1,596
    3,000   5.50%, 1/25/34, Series 04-25,
              Class PC......................      3,074
    5,283   7.89%, 1/25/34, Series 03-130,
              Class SX, IF*.................      5,345
    2,000   5.50%, 2/25/34, Series 04-36,
              Class PC......................      2,070
   13,624   18.93%, 2/25/34, Series 04-10,
              Class SC, IF*.................     16,408
    1,375   5.50%, 3/1/34, Pool #767378.....      1,397
    6,905   5.45%, 3/25/34, Series 04-14,
              Class CD, PO*.................      5,254
    5,948   0.00%, 4/25/34, Series 04-21,
              Class CO, PO..................      3,521
    1,500   5.90%, 4/25/34, Series 04-58,
              Class ST*.....................      1,499
   21,158   12.88%, 4/25/34, Series 04-25,
              Class SA, IF*.................     23,261
   14,985   12.88%, 5/25/34, Series 04-36,
              Class SA, IF*.................     16,506
    7,923   9.41%, 7/25/34, Ser. 2004-51,
              Class SY......................      7,939
    3,500   0.00%, 12/25/34, Ser. 2004-92,
              Class JO......................      2,708
    2,239   6.50%, 10/25/42, Series 03-W4,
              Class 2A......................      2,335
    5,000   4.75%, 12/25/42, Series 03-W8,
              Class 1A3.....................      5,011
   12,941   6.50%, 12/25/42, Series 03-W1,
              Class 1A1.....................     13,475
    4,295   7.50%, 12/25/42, Series 03-W1,
              Class 2A......................      4,596
   15,014   7.00%, 2/25/44, Series 04-W2,
              Class 2A2.....................     15,893
                                              ---------
                                              1,032,816
                                              ---------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac (20.4%):
        1   1008.12%, 5/15/06, Series 1072,
              Class A, HB*..................          1
        0   1008.12%, 6/15/06, Series 1098,
              Class M, HB*..................          0
        1   981.87%, 6/15/07, Series 1298,
              Class L, HB...................          2
      172   7.00%, 1/15/08, Series 1473,
              Class HA......................        173
      161   6.56%, 2/15/08, Series 1465,
              Class SA, IF, IO*.............          8
      110   3.60%, 5/15/08, Series 1506,
              Class F*......................        110
      375   6.06%, 5/15/08, Series 1506,
              Class SD, IF, IO*.............         21
    1,473   6.50%, 5/15/08, Series 1513,
              Class N.......................      1,515
    5,000   6.50%, 5/15/08, Series 1512,
              Class J.......................      5,185
       23   16.49%, 5/15/08, Series 1506,
              Class S, IF*..................         25
      520   10.60%, 7/15/08, Series 1544,
              Class J, IF*..................        547
      866   0.00%, 8/15/08, Series 1900,
              Class T, PO...................        837
      598   0.00%, 8/15/08, Series 1561,
              Class TA, PO..................        578
      482   3.94%, 8/15/08, Series 1575,
              Class FB*.....................        490
      201   12.19%, 8/15/08, Series 1575,
              Class SB, IF*.................        213
      742   0.00%, 10/15/08, Series 1967,
              Class PC, PO..................        715
    1,015   6.00%, 11/15/08, Series 1807,
              Class A.......................      1,041
      698   12.78%, 11/15/08, Series 1604,
              Class SA, IF*.................        761
    1,199   13.06%, 11/15/08, Series 1612,
              Class SD, IF*.................      1,311
    1,105   17.76%, 11/15/08, Series 1606,
              Class SC, IF*.................      1,270
      472   8.50%, 12/15/08, Series 1625,
              Class SD, IF*.................        508

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 70

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
      314   17.21%, 12/15/08, Series 2017,
              Class SE, IF*.................        358
      381   8.50%, 1/15/09, Series 1659,
              Class SB, IF*.................        399
    2,110   11.43%, 2/15/09, Series 2412,
              Class SE*.....................      2,294
       22   11.98%, 2/15/09, Series 1796,
              Class S, IF*..................         23
      171   6.50%, 3/15/09, Series 1701,
              Class B.......................        171
    1,003   10.20%, 3/15/09, Series 1698,
              Class SC, IF*.................      1,111
    1,112   6.50%, 5/1/09, Gold Pool
              #G11216.......................      1,167
    2,067   6.00%, 9/15/09, Series 2097,
              Class PV......................      2,132
    2,282   5.50%, 5/15/10, Series 2521,
              Class PU......................      2,361
    1,402   7.50%, 9/1/10, Gold Pool
              #E62448.......................      1,482
    1,099   7.50%, 4/1/11, Gold Pool
              #E65441.......................      1,166
    2,250   5.75%, 1/15/12 (d)..............      2,451
    2,547   6.00%, 10/15/12, Series 2391,
              Class VQ......................      2,666
    2,418   6.50%, 12/15/12, Series 2419,
              Class VG......................      2,463
    2,889   6.30%, 1/15/13, Series 2025,
              Class PE......................      2,993
    3,906   6.50%, 5/15/13, Series 2055,
              Class OE......................      4,077
    3,816   6.00%, 8/15/13, Series 2513,
              Class VA......................      3,884
    5,073   5.50%, 9/15/13, Series 2518,
              Class PX......................      5,264
    6,816   5.50%, 10/15/13, Series 2527,
              Class VU......................      7,068
      201   6.50%, 10/15/13, Series 1844,
              Class E.......................        205
    1,654   6.50%, 10/15/13, Series 1596,
              Class D.......................      1,730
      554   7.00%, 10/15/13, Series 1595,
              Class D.......................        576
      193   17.72%, 10/15/13, Series 1607,
              Class SA, IF*.................        238
    5,323   6.00%, 12/15/13, Series 2102,
              Class TU......................      5,540
    7,008   6.00%, 12/15/13, Series 2102,
              Class TC......................      7,329

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   21,744   6.00%, 1/15/14, Series 2115,
              Class PE......................     22,628
   11,498   6.00%, 2/15/14, Series 2594,
              Class VP......................     11,991
      520   0.00%, 3/15/14, Series 2355,
              Class BC, PO..................        518
    5,311   6.00%, 3/15/14, Series 2594,
              Class VA......................      5,556
      582   6.50%, 3/15/14, Series 2135,
              Class UK, IO..................         89
      243   7.00%, 5/15/14, Series 2299,
              Class G.......................        243
    3,000   7.00%, 5/15/14, Series 2335,
              Class VH......................      3,136
    2,968   6.00%, 7/15/14, Series 2405,
              Class PC......................      2,976
    1,173   7.50%, 10/1/14, Gold Pool
              #G11169.......................      1,244
    3,400   5.50%, 12/15/14, Series 2374,
              Class PV......................      3,468
    3,057   5.00%, 2/15/15, Series 2638,
              Class IA, IO..................        105
      273   6.00%, 4/15/15, Series 2368,
              Class TE......................        273
    4,425   5.50%, 5/15/15, Series 2391,
              Class QE......................      4,492
      163   12.00%, 8/1/15, Pool #170269....        182
    3,803   6.00%, 8/15/15, Series 2371,
              Class VB......................      3,924
    5,120   6.50%, 9/15/15, Series 2353,
              Class PC......................      5,168
    8,723   5.06%, 10/15/15, Series 2668,
              Class SB*.....................      8,425
      836   7.50%, 11/1/15, Pool #E99747....        887
      493   8.50%, 11/1/15, Gold Pool
              #E81720.......................        527
      480   8.50%, 11/15/15, Series 2496,
              Class LD......................        487
    5,500   5.50%, 12/15/15, Series 2500,
              Class GD......................      5,620
    5,000   5.50%, 2/15/16, Series 2500,
              Class TD......................      5,117
   16,000   5.00%, 5/15/16, Series 2721,
              Class PI, IO..................      1,431
    5,464   5.50%, 6/15/16, Series 2498,
              Class UD......................      5,630
        1   7.50%, 7/1/16, Pool #274081.....          1
    5,000   6.50%, 7/15/16, Series 2295,
              Class VB......................      5,085

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
    2,000   6.50%, 7/15/16, Series 2304,
              Class VB......................      2,043
      869   6.50%, 8/1/16, Pool #E85156.....        920
    4,700   6.50%, 8/15/16, Series 2345,
              Class PQ......................      4,931
    2,053   5.02%, 9/15/16, Series 2672,
              Class SJ, IF*.................      1,941
    2,000   6.00%, 9/15/16, Series 2359,
              Class PM......................      2,099
    6,000   6.00%, 9/15/16, Series 2353,
              Class TD......................      6,316
    2,500   6.00%, 9/15/16, Series 2363,
              Class PF......................      2,611
    6,000   6.00%, 9/15/16, Series 2355,
              Class BP......................      6,267
   13,738   6.00%, 9/15/16, Series 2360,
              Class PG......................     14,261
    5,000   6.00%, 10/15/16, Series 2366,
              Class MD......................      5,218
    3,751   6.50%, 10/15/16, Series 2349,
              Class NW......................      3,857
   15,732   4.70%, 11/15/16, Series 2638,
              Class SA, IF*.................      1,431
    4,551   6.50%, 11/15/16, Series 2369,
              Class VB......................      4,562
    3,716   4.50%, 12/15/16, Series 2643,
              Class HI, IO..................        451
   13,500   5.50%, 12/15/16, Series 2391,
              Class QR......................     14,060
    5,458   6.00%, 12/15/16, Series 2394,
              Class MC......................      5,718
    3,000   5.50%, 2/15/17, Series 2541,
              Class GX......................      3,106
    5,942   6.00%, 3/15/17, Series 2425,
              Class OB......................      6,187
      709   7.00%, 4/1/17, Gold Pool
              #E89332.......................        752
    1,016   5.50%, 6/1/17, Gold Pool
              #E01173.......................      1,050
    2,500   5.50%, 6/15/17, Series 2458,
              Class QE......................      2,604
    4,398   4.50%, 8/15/17, Series 2640,
              Class UR, IO..................        547
    4,000   6.50%, 8/15/17, Series 2342,
              Class PW......................      4,065
      898   6.50%, 11/1/17, Gold Pool
              #E01277.......................        951
    1,017   6.50%, 12/1/17, Gold Pool
              #E01312.......................      1,077
    6,000   5.50%, 12/15/17, Series 2537,
              Class TE......................      6,257

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
    3,000   6.50%, 12/15/17, Series 2357,
              Class VX......................      3,041
    1,251   6.00%, 4/1/18, Gold Pool
              #E01403.......................      1,310
    7,000   6.50%, 4/15/18, Series 2461,
              Class VB......................      7,213
   15,937   4.00%, 5/15/18, Series 2643,
              Class KG......................     15,997
    3,000   4.50%, 5/15/18, Series 2611,
              Class UH......................      2,917
    4,000   4.50%, 5/15/18, Series 2617,
              Class GR......................      3,890
   11,495   3.70%, 6/15/18, Series 2637,
              Class SA, IO, IF*.............        757
    6,000   4.50%, 6/15/18, Series 2631,
              Class LC......................      5,834
    8,806   4.00%, 8/1/18, Gold Pool
              #E01424.......................      8,626
    2,534   4.50%, 8/1/18, Gold Pool
              #E97838.......................      2,531
   15,000   4.00%, 9/15/18, Series 2675,
              Class CK......................     13,999
    1,883   0.00%, 10/15/18, Series 2696,
              Class CO, PO..................      1,297
   12,417   6.00%, 1/15/19, Series 2367,
              Class VD......................     12,514
    2,182   7.00%, 1/25/19, Series 03-67,
              Class VQ......................      2,333
      924   6.50%, 3/15/19, Series 2134,
              Class PI, IO..................        175
    3,265   4.50%, 4/15/19, Series 2780,
              Class JG......................      3,191
    6,241   4.00%, 5/1/19, Gold Pool
              #E01647.......................      6,106
      753   3.71%, 7/1/19, Pool #846489*....        777
       62   12.00%, 7/1/19, Pool #555238....         69
    5,000   6.00%, 7/15/19, Series 2435,
              Class VH......................      5,224
      569   9.50%, 7/15/19, Series 11, Class
              D.............................        569
      171   9.50%, 4/15/20, Series 22, Class
              C.............................        171
      236   9.60%, 4/15/20, Series 23, Class
              F.............................        237
    4,000   5.00%, 5/15/20, Series 2686,
              Class GB......................      4,081
        5   84.00%, 5/15/20, Series 41,
              Class I, HB...................          5

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 72

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   11,874   6.50%, 6/15/20, Series 2362,
              Class PD......................     12,226
       40   10.00%, 6/15/20, Series 47,
              Class F.......................         40
    9,400   6.00%, 8/15/20, Series 2594,
              Class VQ......................      9,759
      115   9.00%, 10/15/20, Series 1807,
              Class G.......................        122
    5,000   6.00%, 12/15/20, Series 2392,
              Class PV......................      5,177
       89   9.50%, 1/15/21, Series 99, Class
              Z.............................         89
    1,407   5.50%, 2/15/21, Series 2683,
              Class VA......................      1,459
        0   1067.64%, 2/15/21, Series 1045,
              Class G, HB*..................          0
      113   9.00%, 4/15/21, Series 1065,
              Class J.......................        121
      209   3.39%, 5/15/21, Series 1084,
              Class F*......................        209
       41   25.71%, 5/15/21, Series 1079,
              Class S, IF*..................         42
      146   34.26%, 5/15/21, Series 1084,
              Class S, IF*..................        152
      196   5.50%, 8/15/21, Series 1116,
              Class I.......................        196
      140   8.50%, 9/15/21, Series 1144,
              Class KB......................        140
    6,045   5.00%, 10/15/21, Series 2619,
              Class IM, IO..................        862
   15,583   5.20%, 10/15/21, Series 2686,
              Class NS, IO, IF*.............      1,757
   40,139   5.25%, 10/15/21, Series 2611,
              Class SH, IO, IF*.............      4,304
        1   1182.96%, 11/15/21, Series 1172,
              Class L, HB, IF*..............          1
        8   896.40%, 1/15/22, Series 1196,
              Class B, HB, IF*..............         17
    2,825   8.00%, 2/15/22, Series 1212,
              Class IZ......................      2,917
       51   9.00%, 4/1/22, Series 134, Class
              B, IO.........................          0
      349   7.00%, 5/15/22, Series 1250,
              Class J.......................        350
      504   7.50%, 8/15/22, Series 1343,
              Class LB......................        520
      399   8.00%, 8/15/22, Series 1343,
              Class LA......................        420
    1,063   3.59%, 9/15/22, Series 1370,
              Class JA*.....................      1,078

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   12,068   5.00%, 9/15/22, Series 2749,
              Class PK, IO..................      1,026
    3,000   5.50%, 10/15/22, Series 2512,
              Class PG......................      3,079
    2,500   6.00%, 10/15/22, Series 2323,
              Class VO......................      2,580
    9,435   6.50%, 11/1/22, Pool #G30234....      9,963
    5,000   5.00%, 11/15/22, Series 2672,
              Class ME......................      5,000
      721   12.16%, 11/15/22, Series 1592,
              Class KB, IF*.................        738
    2,954   6.00%, 12/1/22, Pool #C90600....      3,072
        0   3.09%, 12/15/22, Series 1483,
              Class FB*.....................          0
      853   3.46%, 12/15/22, Series 1455,
              Class WB, IF*.................        782
    4,500   5.50%, 12/15/22, Series 2535,
              Class BK......................      4,631
      686   3.12%, 1/15/23, Series 1603,
              Class IF*.....................        687
    3,198   5.00%, 1/15/23, Series 2702,
              Class PC......................      3,233
    4,000   5.00%, 1/15/23, Series 2715,
              Class OG......................      4,023
       70   2.96%, 2/15/23, Series 1470,
              Class F*......................         70
    4,082   7.50%, 2/15/23, Series 1466,
              Class PZ......................      4,367
    3,633   7.00%, 3/25/23, Series 8, Class
              ZA............................      3,850
      110   3.52%, 4/15/23, Series 1672,
              Class FB*.....................        110
    4,846   3.59%, 4/15/23, Series 1498,
              Class I, IF*..................      4,926
    4,515   7.00%, 4/15/23, Series 1502,
              Class PX......................      4,755
    6,167   5.00%, 5/15/23, Series 1798,
              Class F.......................      6,231
    1,966   6.65%, 5/15/23, Series 1518,
              Class G, IF*..................      1,931
      757   7.00%, 5/15/23, Series 1505,
              Class Q.......................        792
        2   1402.44%, 5/15/23, Series 204,
              Class E, HB, IF*..............         17
   38,624   4.15%, 6/15/23, Series 2626,
              Class NS, IO, IF*.............      3,104
    1,875   3.65%, 7/15/23, Series 1541,
              Class O*......................      1,828
    2,500   6.50%, 7/15/23, Series 1558,
              Class D.......................      2,583

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
      688   19.78%, 7/15/23, Series 1541,
              Class M, IF*..................        865
    2,100   3.38%, 8/15/23, Series 1611,
              Class JA*.....................      2,124
      173   3.46%, 8/15/23, Series 1570,
              Class F*......................        174
    2,000   14.49%, 8/15/23, Series 1611,
              Class JB, IF*.................      2,171
    7,500   6.50%, 9/15/23, Series 1608,
              Class L.......................      7,981
    4,475   7.00%, 9/15/23, Series 1573,
              Class PZ......................      4,845
    2,500   24.14%, 9/15/23, Series 2571,
              Class SK, IF*.................      3,360
    2,623   7.00%, 9/25/23, Series 29, Class
              J.............................      2,673
    3,500   6.25%, 10/15/23, Series 1591,
              Class PV......................      3,643
      754   9.99%, 10/15/23, Series 1689,
              Class SD, IF*.................        800
       70   14.83%, 10/15/23, Series 1602,
              Class SA, IF*.................         70
    5,000   6.00%, 11/15/23, Series 1642,
              Class PJ......................      5,208
      397   6.00%, 11/15/23, Series 1685,
              Class Z.......................        410
    3,332   12.05%, 11/15/23, Series 1609,
              Class LG, IF*.................      3,770
    8,000   4.50%, 12/15/23, Series 2716,
              Class UN, IO..................      7,582
    4,000   5.00%, 12/15/23, Series 2720,
              Class PC......................      3,997
    3,900   6.50%, 12/15/23, Series 2283,
              Class K.......................      4,200
    3,661   6.50%, 1/15/24, Series 2345,
              Class PV......................      3,731
    2,223   0.00%, 2/15/24, Series 1700,
              Class GA, PO..................      2,073
      431   0.00%, 2/15/24, Series 1865,
              Class D, PO...................        324
      156   10.00%, 2/15/24, Series 1671,
              Class QC, IF*.................        177
       61   13.75%, 2/15/24, Series 1686,
              Class SH, IF*.................         65
      460   3.04%, 3/15/24, Series 1699,
              Class FC*.....................        465
      229   3.32%, 3/15/24, Series 1709,
              Class FA*.....................        225
    2,502   7.00%, 3/15/24, Series 1706,
              Class K.......................      2,686

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
    1,000   7.00%, 3/15/24, Series 1695,
              Class EB......................      1,079
    1,224   22.63%, 3/15/24, Series 2033,
              Class SN, IF, IO*.............        368
   11,079   0.60%, 4/25/24, Series 55, Class
              Gl, IF, IO*...................         89
    1,082   0.00%, 5/15/24, Series 2306,
              Class K, PO...................        953
    2,555   6.43%, 5/15/24, Series 2306,
              Class SE, IF, IO*.............        406
      734   7.50%, 8/15/24, Series 1745,
              Class D.......................        750
    8,887   14.39%, 2/15/25, Series 2656,
              Class SH, IF*.................      9,973
    1,601   6.50%, 3/15/26, Series 1829,
              Class ZB......................      1,675
    1,654   6.50%, 7/15/26, Series 1863,
              Class Z.......................      1,725
    1,125   7.50%, 9/15/26, Series 1890,
              Class H.......................      1,207
    2,607   8.00%, 9/15/26, Series 1899,
              Class ZE......................      2,755
    2,501   7.50%, 1/15/27, Series 1963,
              Class Z.......................      2,629
      182   3.14%, 2/15/27, Series 1935,
              Class FL*.....................        184
    3,462   6.00%, 5/15/27, Series 1981,
              Class Z.......................      3,570
      407   7.25%, 7/15/27, Series 1970,
              Class PG......................        415
    1,861   7.50%, 9/15/27, Series 1987,
              Class PE......................      1,946
      246   6.50%, 10/15/27, Series 2136,
              Class PQ......................        246
    3,252   6.50%, 12/15/27, Series 2019,
              Class Z.......................      3,396
    1,702   6.00%, 2/15/28, Series 2143,
              Class CD......................      1,733
    3,855   6.00%, 2/15/28, Series 2130,
              Class QR......................      3,927
    2,231   13.21%, 2/15/28, Series 2189,
              Class SA, IF*.................      2,397
    3,437   7.00%, 3/15/28, Series 2038,
              Class PN, IO..................        585
    2,750   7.50%, 3/15/28, Series 2040,
              Class PE......................      2,962
    4,959   7.50%, 5/15/28, Series 2054,
              Class PV......................      5,235
    4,750   6.25%, 8/15/28, Series 2075,
              Class PM......................      4,992

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 74

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   11,523   6.50%, 8/15/28, Series 2075,
              Class PH......................     11,989
    6,000   6.00%, 9/15/28, Series 2086,
              Class GB......................      6,223
    4,083   6.50%, 10/15/28, Series 2362,
              Class PJ......................      4,174
    4,282   7.00%, 10/15/28, Series 2089,
              Class PJ, IO..................        765
   10,205   6.00%, 11/15/28, Series 2095,
              Class PE......................     10,699
    4,253   6.00%, 2/15/29, Series 2125,
              Class JZ......................      4,421
    1,182   20.67%, 3/15/29, Series 2132,
              Class SB, IF..................      1,386
      626   7.00%, 4/15/29, Series 2141,
              Class IO, IO..................        117
    4,000   7.00%, 6/15/29, Series 2169,
              Class TB......................      4,430
    1,411   7.50%, 6/15/29, Series 2163,
              Class PC, IO..................        229
    2,500   7.00%, 7/15/29, Series 2172,
              Class QC......................      2,742
    3,130   7.00%, 8/15/29, Series 2176,
              Class OJ......................      3,304
    5,807   6.00%, 11/15/29, Series 2460,
              Class VZ......................      6,062
    3,955   8.00%, 11/15/29, Series 2201,
              Class C.......................      4,199
    4,132   8.00%, 1/15/30, Series 2210,
              Class Z.......................      4,470
    2,896   8.00%, 1/15/30, Series 2209,
              Class TC......................      3,124
    1,158   8.00%, 3/15/30, Series 2224,
              Class CB......................      1,222
      822   3.74%, 4/1/30, Pool #846812*....        857
    3,687   8.00%, 4/15/30, Series 2230,
              Class Z.......................      3,887
    6,000   6.00%, 5/15/30, Series 2565,
              Class MB......................      6,165
    3,099   7.50%, 5/15/30, Series 2234,
              Class PZ......................      3,267
   11,995   9.40%, 5/15/30, Ser. 2755, Class
              A.............................     12,015
    2,652   7.50%, 8/15/30, Series 2247,
              Class Z.......................      2,724
    3,000   7.25%, 9/15/30, Series 2256,
              Class MC......................      3,148
    6,688   7.00%, 10/15/30, Series 2259,
              Class ZM......................      7,040

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
      513   7.50%, 10/15/30, Series 2261,
              Class ZY......................        531
      983   7.50%, 10/15/30, Series 2262,
              Class Z.......................      1,014
    7,540   7.25%, 12/15/30, Series 2271,
              Class PC......................      7,986
    2,000   5.50%, 1/15/31, Series 2744,
              Class PC......................      2,092
      980   6.50%, 2/15/31, Series 2382,
              Class TL, IO..................         75
    4,917   7.00%, 3/15/31, Series 2296,
              Class PD......................      5,133
    3,665   6.50%, 4/15/31, Series 2317,
              Class VG......................      3,727
    4,200   6.50%, 5/15/31, Series 2313,
              Class LA......................      4,383
    5,300   7.00%, 6/15/31, Series 2325,
              Class PM......................      5,744
    2,755   8.50%, 6/15/31, Series 2359,
              Class ZB......................      3,234
    3,000   6.50%, 8/15/31, Series 2454,
              Class BG......................      3,107
    1,738   6.50%, 8/15/31, Series 2351,
              Class PZ......................      1,808
    4,525   6.50%, 8/15/31, Series 2345,
              Class NE......................      4,703
    4,472   6.50%, 8/15/31, Series 2344,
              Class ZJ......................      4,655
   26,065   6.50%, 8/15/31, Series 2344,
              Class ZD......................     27,537
    2,059   8.50%, 9/15/31, Series 2519,
              Class BT......................      2,223
    4,200   6.50%, 10/15/31, Series 2367,
              Class ME......................      4,437
    1,361   3.50%, 11/15/31.................      1,322
    2,200   5.00%, 1/15/32, Series 2640,
              Class UG, IO..................        713
    8,000   6.50%, 1/15/32, Series 2399,
              Class TH......................      8,431
    5,000   6.50%, 1/15/32, Series 2399,
              Class OH......................      5,277
    9,500   0.00%, 2/15/32, Series 2513,
              Class YO, PO..................      8,177
    1,161   5.00%, 2/15/32, Series 2672,
              Class WD......................      1,150
    4,340   6.25%, 2/15/32, Series 2410,
              Class QX, IF, IO*.............        379
    4,000   6.38%, 2/15/32, Series 2410,
              Class OE......................      4,176

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   10,000   6.50%, 2/15/32, Series 2410,
              Class NG......................     10,557
    9,410   6.50%, 2/15/32, Series 2420,
              Class XK......................      9,932
    3,625   11.30%, 2/15/32, Series 2412,
              Class SP, IF*.................      3,776
    7,250   13.25%, 2/15/32, Series 2410,
              Class QS, IF*.................      8,113
   10,000   4.00%, 3/15/32, Ser. 2515, Class
              DE............................      9,500
    8,459   5.55%, 3/15/32, Series 2444,
              Class ES, IF, IO*.............        742
    6,000   6.50%, 3/15/32, Series 2430,
              Class WF......................      6,358
    7,500   7.00%, 3/15/32, Series 2423,
              Class MC......................      7,894
    9,167   7.00%, 3/15/32, Series 2423,
              Class MT......................      9,601
    1,500   6.50%, 4/15/32, Series 2435,
              Class CJ......................      1,602
    5,100   6.50%, 4/15/32, Series 2466,
              Class PG......................      5,379
    8,600   7.00%, 4/15/32, Series 2436,
              Class MC......................      9,162
    7,000   7.00%, 4/15/32, Series 2434,
              Class TC......................      7,454
    8,618   5.50%, 5/15/32, Series 2744,
              Class TU......................      8,802
   10,064   6.50%, 5/15/32, Series 2455,
              Class GK......................     10,634
    4,426   7.00%, 5/15/32, Series 2450,
              Class GZ......................      4,677
    7,000   6.50%, 6/15/32, Series 2462,
              Class JG......................      7,398
    2,500   6.50%, 6/15/32, Series 2466,
              Class PH......................      2,669
      627   7.00%, 7/1/32, Pool #C68485.....        665
    5,000   6.50%, 7/15/32, Series 2474,
              Class NR......................      5,281
    4,211   6.50%, 7/15/32, Series 2484,
              Class LZ......................      4,482
    7,140   7.50%, 7/25/32, Series T-41,
              Class 3A......................      7,612
    1,412   7.00%, 8/1/32, Gold Pool
              #G01448.......................      1,497
    6,000   6.00%, 9/15/32, Series 2500,
              Class MC......................      6,262
    6,500   6.00%, 12/15/32, Series 2544,
              Class HC......................      6,690

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
    5,000   6.00%, 12/15/32, Series 2543,
              Class YX......................      5,194
    6,720   6.00%, 1/15/33, Series 2552,
              Class ME......................      6,917
   37,992   4.60%, 2/15/33, Series 2599,
              Class DS, IF, IO*.............      3,361
   26,501   5.15%, 2/15/33, Series 2597,
              Class DS, IF, IO*.............      2,235
   10,000   6.00%, 2/15/33, Series 2575,
              Class ME......................     10,395
    3,400   6.00%, 2/15/33, Series 2567,
              Class QD......................      3,487
   42,669   4.70%, 3/15/33, Series 2610,
              Class DS, IF, IO*.............      3,943
    3,663   6.00%, 3/15/33, Series 2596,
              Class QG......................      3,768
   10,996   6.50%, 3/15/33, Series 2586,
              Class WI, IO..................      1,723
    2,801   5.00%, 6/15/33, Series 2624,
              Class IU, IO..................        661
    1,062   8.05%, 6/15/33, Series 2631,
              Class BS, IF*.................        991
    2,546   0.00%, 8/15/33, Series 2663,
              Class EO, PO..................      1,774
    2,000   0.00%, 9/15/33, Series 2733,
              Class GF, IF*.................      1,867
    7,771   5.50%, 10/1/33, Gold Pool
              #A13625.......................      7,901
    8,000   0.00%, 10/15/33, Series 2684,
              Class TO, PO..................      4,393
    5,870   5.40%, 10/15/33, Series 2691,
              Class WS, IF*.................      4,392
    7,917   5.58%, 10/15/33, Series 2682,
              Class YS, IF*.................      6,100
    3,914   5.40%, 11/15/33, Series 2705,
              Class SC, IF*.................      3,016
    7,393   6.11%, 11/15/33, Series 2705,
              Class SD, IF*.................      5,926
    1,833   6.00%, 12/1/33, Pool #A16107....      1,894
    3,868   6.00%, 1/1/34, Gold Pool
              #A17537.......................      3,997
    1,600   0.00%, 1/15/34, Series 2727,
              Class PO, PO..................      1,012
   20,500   5.47%, 1/15/34, Series 2727,
              Class BS, IF*.................     13,702
    6,500   7.20%, 1/15/34, Series 2739,
              Class S, IF*..................      5,541
    4,120   0.00%, 2/15/34, Series 2744,
              Class FE, IF*.................      3,543

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 76

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
    4,526   5.50%, 2/15/34, Series 3744,
              Class PE......................      4,669
    4,200   7.20%, 2/15/34, Series 2753,
              Class S, IF*..................      3,573
    4,594   0.00%, 3/15/34, Series 2769,
              Class PO, PO..................      3,059
    2,082   0.00%, 3/15/34, Series 2771,
              Class FG*.....................      1,746
    6,982   5.47%, 4/15/34, Ser. 2776, Class
              SK*...........................      5,257
    4,000   9.74%, 4/15/34, Ser. 2778, Class
              BS............................      3,549
    1,100   0.00%, 8/15/34, Series 2841,
              Class GO, PO..................        794
    6,000   0.00%, 8/15/34, Series 2846,
              Class PO, PO..................      4,429
    1,772   0.00%, 8/15/34..................      1,297
    4,557   7.50%, 8/25/42, Series T-51,
              Class 2A*.....................      4,831
   21,992   6.50%, 2/25/43, Series T-54,
              Class 2A......................     23,064
    7,588   7.00%, 2/25/43, Series T-54,
              Class 3A......................      8,051
    2,793   0.00%, 9/25/43, Series T-58,
              Class.........................      2,435
                                              ---------
                                              1,165,859
                                              ---------
Government National Mortgage Assoc. (7.3%):
       50   8.50%, 7/15/08, Pool #023594....         53
    6,526   6.00%, 3/20/12, Series 02-70,
              Class AV......................      6,853
   16,703   6.00%, 3/20/13, Series 02-67,
              Class VA......................     17,196
    2,996   6.00%, 11/20/13, Series 02-79,
              Class KV......................      3,136
    3,456   5.50%, 12/20/13, Series 03-4,
              Class NY......................      3,580
    2,610   6.00%, 12/20/14, Series 02-71,
              Class VJ......................      2,707
    4,364   8.00%, 1/15/16, Pool #781570....      4,669
       38   9.00%, 12/15/16, Pool #190923...         43
    1,298   6.50%, 6/15/17, Pool #589297....      1,384
    2,629   6.50%, 7/20/17, Series 01-60,
              Class VP......................      2,733
    8,000   6.50%, 9/20/17, Series 02-47,
              Class VB......................      8,212

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
      583   6.50%, 12/15/17, Pool #603460...        622
    5,472   6.00%, 12/20/17, Series 02-88,
              Class VA......................      5,722
    6,000   6.50%, 4/20/18, Series 02-41,
              Class VB......................      6,155
   11,000   6.50%, 7/20/19, Series 02-36,
              Class VB......................     11,251
      177   6.50%, 7/20/22, Series 02-40,
              Class VD......................        176
      175   8.00%, 9/15/22, Pool #297628....        191
       80   7.50%, 11/15/22, Pool #313110...         86
      287   11.05%, 12/16/22, Series 00-30,
              Class ST, IF*.................        331
       12   7.50%, 3/15/23, Pool #345288....         13
    8,422   7.49%, 7/16/24, Series 94-3,
              Class PQ......................      8,962
    5,347   7.99%, 7/16/24, Series 94-4,
              Class KQ......................      5,700
   12,000   6.50%, 10/16/24, Series 94-7,
              Class PQ......................     12,824
      517   8.50%, 5/20/25, Pool #2006......        564
    3,558   7.50%, 9/17/25, Series 98-26,
              Class K.......................      3,781
       53   8.00%, 12/20/25, Pool #2141.....         58
    2,243   7.50%, 6/16/26, Series 00-9,
              Class PB......................      2,334
      195   8.00%, 6/20/26, Pool #2234......        211
    4,127   7.50%, 8/16/26, Series 96-16,
              Class E.......................      4,349
      115   8.00%, 8/20/26, Pool #2270......        124
      134   8.00%, 9/20/26, Pool #2285......        146
      167   8.00%, 11/20/26, Pool #2324.....        181
    7,039   7.50%, 5/16/27, Series 97-8,
              Class PN......................      7,442
    1,714   7.50%, 7/20/27, Series 97-11,
              Class D.......................      1,799
      264   8.00%, 10/20/27, Pool #2499.....        286
      258   8.00%, 11/20/27, Pool #2512.....        279
      122   8.00%, 12/20/27, Pool #2525.....        132
      381   7.50%, 2/20/28, Pool #2549......        408
      973   6.50%, 3/15/28, Pool #554108....      1,026
       21   8.00%, 5/15/28, Pool #476291....         23
      102   8.00%, 5/15/28, Pool #460372....        111
       32   8.00%, 5/15/28, Pool #456883....         35
      105   7.50%, 7/15/28, Pool #481872....        113

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
       27   8.00%, 7/15/28, Pool #468066....         29
       73   8.00%, 8/15/28, Pool #468149....         79
      357   7.50%, 9/15/28, Pool #486537....        383
      762   7.50%, 9/20/28, Pool #2646......        815
      101   8.00%, 9/20/28, Pool #2647......        110
      430   6.50%, 10/15/28, Pool #486631...        453
    8,587   5.50%, 11/20/28, Series 02-88,
              Class LI, IO..................        643
    2,200   6.50%, 1/16/29, Series 99-15,
              Class E.......................      2,291
    3,250   5.00%, 2/20/29, Series 03-98,
              Class PC......................      3,321
   19,141   6.00%, 2/20/29, Series 99-4,
              Class ZB......................     19,748
    8,616   6.50%, 4/20/29, Series 99-10,
              Class ZC......................      9,120
    4,387   6.19%, 8/16/29, Series 99-30,
              Class S, IF, IO*..............        445
      202   9.20%, 9/16/29, Series 99-33,
              Class SM*.....................        213
    6,242   8.00%, 11/16/29, Series 99-41,
              Class Z.......................      6,732
    4,245   7.50%, 11/20/29, Series 99-40,
              Class ZW......................      4,525
    8,247   8.50%, 12/16/29, Series 99-44,
              Class ZC......................      9,384
    2,069   7.50%, 12/20/29, Series 99-44,
              Class PC......................      2,178
    6,240   8.00%, 12/20/29, Series 99-44,
              Class ZG......................      6,664
    3,372   5.74%, 1/19/30, Series 01-4,
              Class SJ, IF, IO*.............        188
    3,000   7.00%, 2/16/30, Series 00-14,
              Class PD......................      3,199
    1,619   7.50%, 2/16/30, Series 00-16,
              Class ZN......................      1,713
    9,035   8.50%, 2/16/30, Series 00-9,
              Class ZJ......................     10,234
    2,930   28.10%, 2/16/30, Series 00-12,
              Class ST, IF*.................      4,293
    5,225   7.50%, 2/20/30, Series 00-6,
              Class Z.......................      5,577
   12,248   9.00%, 3/16/30, Series 00-21,
              Class Z.......................     14,101
   33,479   5.09%, 4/16/30, Series 02-31,
              Class SE, IO, IF*.............      3,108
    2,467   8.00%, 6/20/30, Series 00-9,
              Class Z.......................      2,620
    1,922   7.75%, 9/20/30, Series 00-26,
              Class Z.......................      2,003

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
    1,347   8.50%, 9/20/30, Series 00-26,
              Class TZ......................      1,460
       58   9.00%, 10/15/30, Pool #479674...         64
    1,813   6.12%, 10/20/30, Series 00,
              Class 34, IF, IO*.............        113
    2,643   9.00%, 10/20/30, Series 00-31,
              Class Z.......................      2,915
      490   9.00%, 11/16/30, Series 00-36,
              Class IK, IO..................         85
    3,056   9.00%, 11/20/30, Series 00-35,
              Class ZA......................      3,293
    1,237   7.15%, 12/20/30, Series 00-38,
              Class AH......................      1,286
    2,234   8.00%, 12/20/30, Series 00-37,
              Class B.......................      2,378
    5,209   6.14%, 3/16/31, Series 01-06,
              Class SD, IF, IO*.............        372
    5,500   6.50%, 3/20/31, Series 01-7,
              Class PK......................      5,729
    7,651   6.50%, 3/20/31, Series 01-8,
              Class Z.......................      8,070
      984   22.06%, 4/20/31, Series 02-51,
              Class SG, IF*.................      1,222
      293   14.10%, 7/20/31, Series 01-32,
              Class WA, IF*.................        318
    3,243   5.64%, 8/16/31, Series 01-36,
              Class S, IO, IF*..............        220
    4,402   5.84%, 8/16/31, Series 01-35,
              Class SA, IO, IF..............        325
   13,285   4.59%, 9/17/31, Series 03-95,
              Class SC, IO, IF*.............        710
   21,195   4.79%, 9/20/31, Series 03-76,
              Class LS*.....................      1,796
      594   7.50%, 11/15/31, Pool #553979...        638
    5,000   6.50%, 12/20/31, Series 01-64,
              Class MQ......................      5,298
    4,536   4.98%, 1/16/32, Series 02-3,
              Class SP, IF, IO*.............        281
   11,239   5.50%, 1/20/32, Series 03-4,
              Class NI, IO..................      1,662
    5,000   6.50%, 1/20/32, Series 02-7,
              Class PG......................      5,234
    2,765   7.00%, 1/20/32, Series 02-80,
              Class EB......................      2,961
   15,828   5.54%, 4/16/32, Series 02-24,
              Class AG, IO, IF..............      1,573

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 78

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
    1,576   8.31%, 4/16/32, Series 02-24,
              Class SB, IF*.................      1,579
      559   9.00%, 6/16/32, Series 02-41,
              Class SV, IF*.................        589
    5,200   6.50%, 6/20/32, Series 02-40,
              Class UK......................      5,511
   25,000   6.50%, 6/20/32, Series 02-45,
              Class QE......................     26,431
    1,203   6.50%, 7/15/32, Pool #591882....      1,268
    7,100   6.50%, 7/16/32, Series 02-47,
              Class PG......................      7,487
    8,266   6.50%, 7/20/32, Series 02-52,
              Class GH......................      8,717
   15,497   6.50%, 7/20/32, Series 02-47,
              Class ZA......................     16,069
   26,773   5.29%, 8/20/32, Series 02-70,
              Class PS, IF, IO*.............      2,504
    5,000   6.50%, 8/20/32, Series 02-54,
              Class GB......................      5,255
    2,519   6.00%, 11/20/32, Series 02-75,
              Class PB......................      2,611
    5,707   6.50%, 1/20/33, Series 03-58,
              Class BE......................      6,134
    2,094   6.50%, 2/15/33, Pool #607645....      2,204
    1,135   7.00%, 2/15/33, Pool #607724....      1,206
   17,364   5.29%, 2/16/33, Series 03-11,
              Class SK, IO, IF*.............      1,712
    9,444   5.29%, 2/20/33, Series 03-12,
              Class SP, IO, IF*.............        801
    1,951   0.00%, 3/16/33, Series 03-24,
              Class PO, PO..................      1,694
    3,700   6.50%, 3/20/33, Series 03-46,
              Class TC......................      3,972
    3,500   6.50%, 3/20/33, Series 03-40,
              Class TJ......................      3,760
    3,500   7.50%, 3/20/33, Series 03-40,
              Class TC......................      3,964
    1,489   6.50%, 4/15/33, Pool #604209....      1,568
    2,000   6.50%, 5/20/33, Series 03-46,
              Class MG......................      2,154
    2,858   7.00%, 6/15/33, Pool #781614....      3,066
    4,550   0.00%, 6/16/33, Series 03-52,
              Class AP, PO..................      3,600
    1,703   0.00%, 8/20/33, Series 03-66,
              Class EO, PO..................      1,154
    2,476   0.00%, 10/20/33, Series 03-90,
              Class PO, PO..................      2,187
      779   0.00%, 10/20/33, Series 03-86,
              Class CO, PO..................        492
   30,120   4.14%, 12/16/33, Series 03-112,
              Class SA, IO*.................      2,065
   47,326   3.09%, 2/20/34, Series 04-11,
              Class SW, IO*.................      2,017
    4,893   13.04%, 4/16/34, Series 04-28,
              Class S, IF*..................      5,270
    1,974   9.88%, 8/17/34*.................      2,076
                                              ---------
                                                417,290
                                              ---------
  Total U.S. Government Agency Mortgages      2,615,965
                                              ---------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
U.S. GOVERNMENT AGENCY SECURITIES (0.8%):
Fannie Mae (0.6%):
   10,500   7.25%, 1/15/10 (d)..............     12,068
    8,610   6.25%, 2/1/11 (d)...............      9,439
    4,000   5.50%, 3/15/11 (d)..............      4,289
    3,175   6.13%, 3/15/12 (d)..............      3,528
                                              ---------
                                                 29,324
                                              ---------
Freddie Mac (0.2%):
    2,000   6.63%, 9/15/09 (d)..............      2,237
   10,000   6.88%, 9/15/10 (d)..............     11,416
                                              ---------
                                                 13,653
                                              ---------
Other U.S. Agencies (0.0%):
      830   Federal Housing Administration,
              Merrill Lynch Project, 7.43%,
              8/1/20........................        855
    1,707   Federal Housing Administration,
              Project #07335307, 7.43%,
              1/1/22........................      1,758
                                              ---------
                                                  2,613
                                              ---------
  Total U.S. Government Agency Securities        45,590
                                              ---------
U.S. TREASURY OBLIGATIONS (23.0%):
U.S. Treasury Bonds (9.7%):
    2,000   10.75%, 8/15/05.................      2,099
    5,000   6.50%, 10/15/06 (d).............      5,300
   24,100   6.00%, 8/15/09 (d)..............     26,580
    6,925   11.75%, 2/15/10 (d).............      7,000
  130,080   12.75%, 11/15/10 (d)............    141,039
   80,445   10.38%, 11/15/12 (d)............     95,912
  112,925   12.00%, 8/15/13 (d).............    145,540
    1,000   13.25%, 5/15/14.................      1,390
   22,400   12.50%, 8/15/14 (d).............     30,820
   26,285   11.75%, 11/15/14 (d)............     35,683
    3,900   9.88%, 11/15/15 (d).............      5,762
    1,300   9.25%, 2/15/16 (d)..............      1,856
    7,395   7.50%, 11/15/16 (d).............      9,450
    8,695   8.75%, 5/15/17 (d)..............     12,184
    8,550   8.75%, 8/15/20 (d)..............     12,359

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Bonds, continued:
   11,100   7.88%, 2/15/21 (d)..............     14,997
    3,000   7.63%, 2/15/25 (d)..............      4,063
                                              ---------
                                                552,034
                                              ---------
U.S. Treasury Inflation Protected Bonds (1.4%):
    5,820   3.88%, 1/15/09..................      6,524
   37,189   4.25%, 1/15/10 (d)..............     43,138
   21,305   3.63%, 4/15/28 (d)..............     27,966
                                              ---------
                                                 77,628
                                              ---------
U.S. Treasury Notes (2.0%):
    1,000   6.88%, 5/15/06 (d)..............      1,053
    1,925   3.50%, 11/15/06 (d).............      1,941
    5,500   6.13%, 8/15/07..................      5,903
    1,500   5.63%, 5/15/08 (d)..............      1,609
    1,000   3.13%, 9/15/08 (d)..............        990
   72,100   6.50%, 2/15/10 (d)..............     81,628
   16,370   5.75%, 8/15/10 (d)..............     18,023
      600   8.88%, 2/15/19..................        863
                                              ---------
                                                112,010
                                              ---------
U.S. Treasury STRIPS (9.9%):
   14,850   11/15/09........................     12,385
   15,100   11/15/12 (d)....................     10,880
   36,200   11/15/14 (d)....................     23,381
   14,455   11/15/15 (d)....................      8,875
   64,275   11/15/15 (d)....................     39,253
    7,000   11/15/16 (d)....................      4,029
   27,100   2/15/10 (d).....................     22,442
   19,700   2/15/11 (d).....................     15,508
   65,325   2/15/13 (d).....................     46,434
   16,700   2/15/14 (d).....................     11,250
  117,885   2/15/16 (d).....................     70,948
   22,700   2/15/17 (d).....................     12,853
   29,590   2/15/19 (d).....................     14,879
    1,800   2/15/22 (d).....................        760
   14,050   2/15/23 (d).....................      5,592
    5,500   5/15/07 (d).....................      5,110
   18,800   5/15/08 (d).....................     16,811
    3,865   5/15/09 (d).....................      3,313

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION        VALUE($)
---------   --------------------------------  ---------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury STRIPS, continued:
   47,348   5/15/11 (d).....................     36,841
   71,630   5/15/12 (d).....................     52,928
   15,050   5/15/14 (d).....................     10,002
   43,395   5/15/15 (d).....................     27,303
   20,600   5/15/16 (d).....................     12,217
   81,695   5/15/18 (d).....................     42,997
   14,250   8/15/13 (d).....................      9,860
   38,860   8/15/14 (d).....................     25,450
   36,055   8/15/15 (d).....................     22,363
    4,700   8/15/16 (d).....................      2,749
                                              ---------
                                                567,413
                                              ---------
  Total U.S. Treasury Obligations             1,309,085
                                              ---------
MUNICIPAL BONDS (0.1%):
Illinois (0.1%):
    6,000   State Pension, GO, 5.10%,
              6/1/33........................      5,793
                                              ---------
  Total Municipal Bonds                           5,793
                                              ---------
INVESTMENT COMPANIES (4.2%):
  236,680   One Group Prime Money Market
              Fund, Class I (c).............    236,680
                                              ---------
  Total Investment Companies                    236,680
                                              ---------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (20.0%):
1,139,109   Pool of various securities for
              One Group Bond
              Funds -- footnote 2
              (Securities Lending)..........  1,139,109
                                              ---------
  Total Short-Term Securities Held as
  Collateral for   Securities Lending         1,139,109
                                              ---------
Total (Cost $6,635,723) (a)                   6,765,474
                                              =========

------------
Percentages indicated are based on net assets of $5,689,596.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $183,108
                   Unrealized depreciation......................   (53,356)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $129,752
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 80

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

(c) Investment in affiliate.

(d) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(e) Defaulted security.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect as of December 31, 2004.

The following table represents the portfolio of investments by industry classifications as a percentage of net assets:

         Bond Fund
         Asset Backed Securities.....................................   2.1%
         Collateralized Mortgage Obligations.........................   8.3%
         Corporate Bonds.............................................  14.5%
         Municipal Bonds.............................................   0.1%
         Short-Term Securities Held as Collateral for Securities
           Lending...................................................  20.0%
         U.S. Government Agencies....................................  46.7%
         U.S. Treasury Obligations...................................  23.0%
         Money Market Funds..........................................   4.2%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
 ASSET BACKED SECURITIES (4.1%):
   1,134    Americredit Automobile
              Receivables Trust, Series 01-C,
              Class A4, 5.01%, 7/14/08.......      1,148
   1,452    Americredit Automobile
              Receivables Trust, Series 01-D,
              Class A4, 4.41%, 11/12/08......      1,465
   1,000    Americredit Automobile
              Receivables Trust, Series 02-A,
              Class A4, 4.61%, 1/12/09.......      1,013
   1,774    BankBoston Home Equity Loan
              Trust, Series 98-1, Class A6,
              6.35%, 2/25/13.................      1,812
   1,880    Capital One Master Trust, Series
              01-5, Class A, 5.30%,
              6/15/09........................      1,937
   2,000    Chase Funding Loan Acquisition
              Trust, Series 02-C1, Class
              IIM1, 3.10%, 1/25/32*..........      2,004
   5,000    Citibank Credit Card Issuance
              Trust, Series 02-A1, Class A1,
              4.95%, 2/9/09..................      5,152
   2,900    Citibank Credit Card Issuance
              Trust, Series 02-C2, Class C2,
              6.95%, 2/18/14.................      3,239
   2,000    CNH Equipment Trust, Series 03-B,
              Class A3B, 2.47%, 1/15/08......      1,985
     400    CS First Boston Mortgage
              Securities Corp., Series
              02-HE4, Class AF, 5.51%,
              8/25/32........................        409
   5,000    Fleet Credit Card Master Trust
              II, Series 00-C, Class A,
              7.02%, 2/15/08.................      5,129
   5,000    Ford Credit Auto Owner Trust,
              Series 04-A, Class A3, 2.93%,
              3/15/08........................      4,972
     257    GE Capital Mortgage Services,
              Inc., Series 97-HE3, Class A6,
              6.72%, 10/25/27................        257
   4,350    Green Tree Financial Corp.,
              Series 95-2, Class B1, 8.60%,
              5/15/26........................      4,794
   4,610    Green Tree Financial Corp.,
              Series 95-10, Class B1, 7.05%,
              2/15/27........................      3,856
     262    MBNA Master Credit Card Trust,
              Series 99-D, Class D, 6.50%,
              11/17/08.......................        273
   1,500    MBNA Master Credit Card Trust,
              Series 00-D, Class C, 8.40%,
              9/15/09 (b)....................      1,648
   1,000    MBNA Master Credit Card Trust,
              Series 03-C1, Class C, 4.10%,
              6/15/12*.......................      1,063
   3,100    Onyx Acceptance Auto Trust,
              Series 04-B, Class A3, 3.09%,
              9/15/08........................      3,090

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
ASSET BACKED SECURITIES, CONTINUED:
     298    Residential Asset Mortgage
              Products, Inc., Series 01-RS3,
              Class AI4, 6.29%, 10/25/31.....        300
     609    Security Pacific Acceptance
              Corp., Series 95-1, Class A3,
              7.25%, 4/10/20.................        627
     600    Standard Credit Card Master
              Trust, Series 94-2, Class A,
              7.25%, 4/7/08..................        630
   4,600    Union Acceptance Corp., Series
              00-D, Class B, 8.25%, 7/8/08...      4,641
   3,926    WFS Financial Owner Trust, Series
              03-4, Class A4, 3.15%,
              5/20/11........................      3,908
                                               ---------
  Total Asset Backed Securities                   55,352
                                               ---------
COLLATERALIZED MORTGAGE OBLIGATIONS (5.0%):
     680    ABN AMRO Mortgage Corp., Series
              03-7, Class A3, 4.50%,
              7/25/18........................        673
   2,885    American Express Credit Account
              Master Trust, Series 04-3,
              Class A, 4.35%, 12/15/11.......      2,932
      33    American Housing Trust, Series V,
              Class 1G, 9.13%, 4/25/21.......         33
      90    American Housing Trust, Series
              XI, Class 3G, 8.25%, 1/25/22...         90
   1,548    BAE Systems 2001 Asset Trust,
              Series 01, Class B, 7.16%,
              12/15/11 (b)...................      1,680
   1,884    Bank of America Mortgage
              Securities, Series 03-7, Class
              A2, 4.75%, 9/25/18.............      1,875
   1,902    Bank of America Mortgage
              Securities, Series 04-2, Class
              2A4, 5.50%, 3/25/34............      1,934
   1,450    Bear Stearns Commercial Mortgage
              Securities, Inc., 7.64%,
              2/15/32, Ser. 2000-WF1, Class
              A1.............................      1,549
      41    Bear Stearns Mortgage Securities,
              Inc., Series 97-6, Class 1A,
              6.81%, 3/25/31*................         41
     439    BHN Mortgage Fund, Series 97-1,
              Class A2, 7.92%, 7/25/09 (g)...         22

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 82

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
     775    BHN Mortgage Fund, Series 97-2,
              Class A2, 7.54%, 5/31/17 (b)
              (f) (g)........................         78
     333    Citicorp Mortgage Securities,
              Inc., Series 94-9, Class A4,
              5.75%, 6/25/09.................        334
     102    Citicorp Mortgage Securities,
              Inc., Series 95-2, Class A7,
              7.50%, 4/25/25.................        101
     414    Citigroup Mortgage Loan Trust,
              Inc., 0.00%, 12/25/18, Ser.
              2003-UST1, Class 3, PO.........        354
   6,605    Countrywide Alternative Loan
              Trust, Series 04-16CB, Class
              2A2, 5.00%, 8/25/19............      6,661
   5,000    Countrywide Asset-Backed
              Certificates, 2.69%, 10/25/33,
              Ser. 2004-AB2, Class A2*.......      5,000
     500    Countrywide Home Loans, Series
              02-35, Class 2A10, 6.00%,
              2/25/33........................        496
      18    CS First Boston Mortgage
              Securities Corp., Series 01-9,
              Class 2A5, 8.50%, 4/25/31......         18
   3,000    First Horizon Mortgage
              Pass-Through Trust, 4.96%,
              2/25/35, Ser. 2004-AR7, Class
              2A1............................      3,035
   4,832    Master Alternative Loans Trust,
              Series 04-10, Class IAI, 4.50%,
              9/25/19........................      4,785
     845    Master Alternative Loans Trust,
              Series 03-8, Class 3A1, 5.50%,
              12/25/33.......................        860
     971    Master Asset Securitization
              Trust, Series 04-8, Class PO,
              0.00%, 8/25/19, PO.............        774
   1,490    MASTR Adjustable Rate Mortgage
              Trust, 3.82%, 12/21/34, Ser.
              2004-7, Class 30, PO...........      1,482
     477    MASTR Alternative Loan Trust,
              0.00%, 8/25/34, Ser. 2004-7,
              Class 30, PO...................        338
   3,428    MASTR Asset Securitization Trust,
              5.00%, 5/25/18, Ser. 2003-4,
              Class 2A2......................      3,477
     486    MASTR Asset Securitization Trust,
              0.00%, 7/25/19, Ser. 2004-16,
              Class 15, PO...................        382
     175    Merrill Lynch Mortgage Investors,
              Inc., Series 01-S1, Class 2A,
              0.00%, 5/25/29, PO.............        174
   1,347    Nomura Asset Acceptance Corp.,
              Series 04-R2, Class A1, 6.50%,
              10/25/34 (b)*..................      1,404

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
      46    Paine Webber CMO Trust, Series H,
              Class 4, 8.75%, 4/1/18.........         49
       9    Paine Webber CMO Trust, Series J,
              Class 3, 8.80%, 5/1/18.........         10
      54    Paine Webber CMO Trust, Series L,
              Class 4, 8.95%, 7/1/18.........         58
     100    PNC Mortgage Securities Corp.,
              Series 99-4, Class 4A4, 6.50%,
              5/25/29........................        101
       3    Residential Accredit Loans, Inc.,
              Series 98-QS8, Class NB, 6.50%,
              6/25/13........................          3
     170    Residential Accredit Loans, Inc.,
              Series 97-QS9, Class A8, 7.25%,
              9/25/27........................        169
   2,119    Residential Funding Mortgage
              Securities I, Inc., Series
              03-S7, Class A17, 4.00%,
              5/25/33........................      2,062
   2,658    Vendee Mortgage Trust, Series
              96-2, Class 1Z, 6.75%,
              6/15/26........................      2,812
   7,200    Vendee Mortgage Trust, Series
              98-1, Class 2E, 7.00%,
              9/15/27........................      7,734
   2,000    Wachovia Bank Commercial Mortgage
              Trust, 4.04%, 10/15/41, Ser
              2004-C15, Class A2.............      1,981
   5,374    Washington Mutual, 6.50%,
              10/19/29.......................      5,523
   2,000    Wells Fargo Mortgage Backed
              Securities Trust, Series 09-05,
              Class A5, 3.54%, 9/25/34*......      1,956
   2,989    Wells Fargo Mortgage Backed
              Securities Trust, Series 04-Q,
              Class 2A2, 4.95%, 9/25/34*.....      2,976
     471    Wells Fargo Mortgage Backed
              Securities Trust, Series 04-Q,
              Class 1A3, 4.95%, 9/25/34*.....        469
                                               ---------
  Total Collateralized Mortgage Obligations       66,485
                                               ---------
CORPORATE BONDS (34.7%):
Aerospace & Defense (0.1%):
     500    Aviall, Inc., 7.63%, 7/1/11......        533
   1,000    Bombardier, Inc., 6.30%,
              5/1/14 (b)(f)..................        867
                                               ---------
                                                   1,400
                                               ---------

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
 Air Transport (0.0%):
     500    Offshore Logistics, Inc., 6.13%,
              6/15/13........................        508
                                               ---------
Airlines (0.5%):
     500    American Airlines, Inc., 7.25%,
              2/5/09 (b).....................        488
     992    American Airlines, Inc., Series
              91-A2, 10.18%, 1/2/13..........        694
     500    Continental Airlines, Inc.,
              Series A, 7.88%, 7/2/18........        482
     642    Delta Airlines, Series K, 10.00%,
              12/5/14 (b)....................        376
   1,000    United Airlines, Inc., 9.13%,
              1/15/12 (c) (f)................         88
   4,482    United Airlines, Inc., Series
              01-1, Class A2, 6.07%,
              3/1/13 (c).....................      4,076
                                               ---------
                                                   6,204
                                               ---------
Automotive (0.5%):
     500    Anchor Lamina, Inc., 9.88%,
              2/1/08.........................        375
     750    Arvin Industries, Inc., 7.13%,
              3/15/09........................        795
   1,000    Daimler Chrysler NA Holdings,
              7.40%, 1/20/05.................      1,002
   2,000    Daimler Chrysler NA Holdings,
              7.30%, 1/15/12.................      2,270
   1,000    General Motors Corp., 7.20%,
              1/15/11 (f)....................      1,026
     750    General Motors Corp., 8.80%,
              3/1/21.........................        812
     500    Navistar International, 7.50%,
              6/15/11 (f)....................        536
     300    Stena AB, 9.63%, 12/1/12.........        339
                                               ---------
                                                   7,155
                                               ---------
Banking, Finance & Insurance (15.4%):
   3,500    ABN AMRO Bank NV, Chicago, 7.25%,
              5/31/05........................      3,560
     210    AIG International Lease Finance
              Corp., 5.88%, 5/1/13...........        223
   3,000    American Express Credit, 3.00%,
              5/16/08........................      2,930
   1,000    American International Group,
              4.25%, 5/15/13.................        966
     550    Arch Western Finance, 6.75%,
              7/1/13.........................        568

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
   1,000    ASIF Global Financing XXIII,
              3.90%, 10/22/08 (b)............      1,000
   1,200    ASIF Global Financing XXVI,
              2.50%, 1/30/07 (b).............      1,176
     150    Associates Corp., 7.63%,
              4/27/05........................        152
   1,000    Associates Corp., 6.63%,
              6/15/05........................      1,016
   1,000    Associates Corp., 6.25%,
              11/1/08........................      1,084
   6,000    Associates Corp., 8.15%, 8/1/09..      7,006
     500    Associates Corp., Series B,
              7.95%, 2/15/10.................        583
   2,900    Bank of America Corp., 7.80%,
              2/15/10........................      3,372
   1,000    Bank of America Corp., 4.38%,
              12/1/10........................      1,003
   1,000    Bank of America Corp., 7.40%,
              1/15/11........................      1,158
     500    Bank of America Corp., 7.80%,
              9/15/16........................        609
   1,500    Bank of America Corp., 6.98%,
              3/7/37.........................      1,803
     250    Bankers Trust Corp., 7.25%,
              10/15/11.......................        287
   1,800    Bear Stearns Co., Inc., 7.63%,
              12/7/09........................      2,073
   2,000    Bear Stearns Co., Inc., 4.50%,
              10/28/10 (f)...................      2,017
   1,000    Branch Banking & Trust, 6.50%,
              8/1/11.........................      1,115
   1,750    Branch Banking & Trust, 4.88%,
              1/15/13........................      1,760
     200    Capital One Bank, 4.88%,
              5/15/08........................        205
   3,450    CIT Group, Inc., 4.13%, 2/21/06..      3,485
   1,500    CitiFinancial, 7.75%,
              3/1/05 (f).....................      1,512
   5,000    Citigroup, Inc., 6.25%,
              12/1/05........................      5,128
   1,000    Comerica Bank, 7.65%, 8/15/10*...      1,027
   6,500    Corestates Capital Trust I,
              8.00%, 12/15/26, Callable
              12/15/06 @103.88 (b)...........      7,088
     600    Corporation Andina de Fomento
              California, 5.20%, 5/21/13.....        612
   1,500    Countrywide Funding, 6.88%,
              9/15/05........................      1,536
   1,000    Countrywide Home Loans, 7.20%,
              10/30/06.......................      1,062
     750    Countrywide Home Loans, Series K,
              5.50%, 2/1/07..................        777

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 84

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
   1,000    Countrywide Home Loans, 3.25%,
              5/21/08........................        978
   1,690    Credit Suisse First Boston (USA),
              Inc., 6.13%, 11/15/11..........      1,843
   2,000    Credit Suisse First Boston (USA),
              Inc., 5.50%, 8/15/13...........      2,094
     500    Donaldson Lufkin & Jenrette,
              6.50%, 4/1/08..................        539
   1,000    Donaldson Lufkin & Jenrette,
              6.50%, 6/1/08..................      1,082
   1,000    Dow Capital BV, 8.50%, 6/8/10....      1,169
     724    Ford Motor Credit Co., 7.75%,
              3/15/05........................        731
     250    Ford Motor Credit Co., 6.25%,
              12/8/05........................        256
   4,100    Ford Motor Credit Co., 7.38%,
              10/28/09.......................      4,423
   1,680    Ford Motor Credit Co., 7.88%,
              6/15/10........................      1,851
   5,000    GE Capital Corp., 2.80%,
              1/15/07........................      4,934
     885    GE Capital Corp., 4.25%,
              1/15/08........................        899
     500    GE Capital Corp., 3.50%, 5/1/08..        496
   1,750    GE Capital Corp., 6.13%,
              2/22/11........................      1,917
   1,750    GE Capital Corp., 5.88%,
              2/15/12........................      1,894
     700    GE Capital Corp., 6.00%,
              6/15/12........................        763
   1,100    GE Capital Corp., 6.75%, 3/15/32
              (f)............................      1,287
   1,300    GMAC, 6.13%, 9/15/06.............      1,333
     750    GMAC, 6.13%, 1/22/08.............        772
   4,100    GMAC, 7.25%, 3/2/11..............      4,293
     500    Goldman Sachs Group LP, 6.75%,
              2/15/06 (b)....................        519
   1,500    Goldman Sachs Group LP, 6.88%,
              1/15/11........................      1,692
   2,000    Goldman Sachs Group LP, 6.60%,
              1/15/12........................      2,232
     575    Goldman Sachs Group LP, 4.75%,
              7/15/13........................        569
     780    Goldman Sachs Group LP, 5.25%,
              10/15/13.......................        798
   1,300    Hanson Australia Funding, 5.25%,
              3/15/13........................      1,324
   1,000    Household Finance Corp., 7.25%,
              5/15/06........................      1,051

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
   1,000    Household Finance Corp., 6.50%,
              11/15/08.......................      1,088
   7,200    Household Finance Corp., 5.88%,
              2/1/09.........................      7,693
     500    Household Finance Corp., 6.38%,
              11/27/12.......................        552
     400    HSBC Holdings PLC, 7.35%,
              11/27/32 (b)...................        481
   2,000    Huntington National Bank, 8.00%,
              4/1/10.........................      2,324
     500    International Lease Finance
              Corp., 5.12%, 6/1/05...........        505
     500    International Lease Finance
              Corp., 4.00%, 1/17/06..........        503
   1,000    International Lease Finance
              Corp., 5.63%, 6/1/07...........      1,045
     190    International Lease Finance
              Corp., 4.50%, 5/1/08...........        192
   2,000    John Hancock Global Funding II,
              3.50%, 1/30/09 (b).............      1,955
   5,000    Key Bank, 7.55%, 9/15/06.........      5,333
     700    Key Bank, Series T, 5.70%,
              8/15/12........................        737
   3,525    Lehman Brothers Holdings, Inc.,
              4.00%, 1/22/08.................      3,549
     235    Lehman Brothers Holdings, Inc.,
              3.60%, 3/13/09.................        231
     295    Lehman Brothers Holdings, Inc.,
              8.50%, 8/1/15..................        371
     250    Lion Connecticut Holding, 7.63%,
              8/15/26........................        300
   1,740    Marshall & Ilsley Corp., 4.38%,
              8/1/09 (f).....................      1,755
   6,000    Massmutual Global Funding II,
              3.50%, 3/15/10 (b).............      5,783
     350    MBNA Bank, 5.38%, 1/15/08 (b)....        366
     500    Mellon Financial Corp., 6.38%,
              2/15/10........................        544
   2,750    Merrill Lynch & Co., 3.13%,
              7/15/08........................      2,682
   1,900    Merrill Lynch & Co., 4.13%,
              1/15/09 (f)....................      1,910
     500    Metropolitan Life Insurance Co.,
              5.20%, 9/18/13 (b).............        513
     500    MGIC Investment Corp., 6.00%,
              3/15/07........................        525
   5,000    MIC Financing Trust I, Series
              Unit, 8.38%, 2/1/27, Callable
              2/1/07 @ 100 (b)...............      5,287

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
   2,000    Monumental Global Funding II,
              5.20%, 1/30/07 (b).............      2,068
   1,350    Monumental Global Funding II,
              Series 144A, 4.38%,
              7/30/09 (b)....................      1,356
   1,750    Morgan Stanley Dean Witter and
              Co., 4.25%, 5/15/10............      1,750
   1,850    Morgan Stanley Dean Witter and
              Co., 6.75%, 4/15/11............      2,075
   3,500    Morgan Stanley Dean Witter and
              Co., 6.60%, 4/1/12.............      3,904
   1,500    National City Bank, 4.63%,
              5/1/13.........................      1,485
   3,500    National Rural Utilities, 6.00%,
              5/15/06........................      3,625
   1,000    New York Life Global Funding,
              3.88%, 1/15/09 (b).............        995
   1,250    New York Life Global Funding,
              5.38%, 9/15/13 (b).............      1,301
     575    Newcourt Credit Group, Series B,
              6.88%, 2/16/05.................        578
     600    News America, Inc., 6.75%,
              1/9/38.........................        675
   2,015    Pacific Life Global Funding,
              3.75%, 1/15/09 (b).............      1,993
   1,300    PHH Corp., 7.13%, 3/1/13.........      1,454
     500    Popular North America, Inc.,
              Series E, 6.13%, 10/15/06......        521
     825    Popular North America, Inc.,
              4.25%, 4/1/08..................        833
   1,000    Principal Life Global Funding,
              5.13%, 6/28/07 (b).............      1,032
   2,500    Principal Life Global Funding,
              2.80%, 6/26/08 (b).............      2,434
   2,100    Protective Life Secured Trust,
              4.00%, 4/1/11..................      2,050
   2,035    Royal Bank of Canada, 3.88%,
              5/4/09.........................      2,018
   1,250    SLM Corp., 3.50%, 9/30/06........      1,252
   2,250    Spear Leeds & Kellogg LP, 8.25%,
              8/15/05 (b)....................      2,323
   5,000    Sun Life Capital Trust, 8.53%,
              5/29/49 (b)....................      5,537
     419    SunAmerica, Inc., 8.13%,
              4/28/23........................        537
   2,500    SunTrust Banks, Inc., 6.00%,
              2/15/26........................      2,641
     400    Torchmark Corp., 7.88%, 5/15/23..        493
     700    Toyota Motor Credit Corp., 2.88%,
              8/1/08.........................        680
     750    Tyco Capital Corp., 7.25%,
              8/15/05........................        770

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
   2,500    U.S. Bancorp, 6.50%, 2/1/08......      2,696
   2,000    U.S. Bancorp, 7.50%, 6/1/26......      2,492
     500    Unionbancal Corp., 5.25%,........        507
            12/16/13
   2,375    Washington Mutual, Inc., 4.20%,
              1/15/10........................      2,366
   1,500    Wells Fargo & Co., 5.90%,
              5/21/06........................      1,555
   1,500    Wells Fargo & Co., 6.38%,
              8/1/11.........................      1,661
   1,000    Wells Fargo Bank, 6.45%, 2/1/11
              (f)............................      1,112
   2,000    World Savings Bank FSB, 4.50%,
              6/15/09........................      2,027
     275    XL Capital Ltd., 5.25%,
              9/15/14 (f)....................        276
                                               ---------
                                                 206,928
                                               ---------
Beverages & Tobacco (0.5%):
     500    Bavaria S.A., 8.88%,
              11/1/10 (b)....................        540
     400    Coca-Cola Enterprises, 6.95%,
              11/15/26.......................        470
   4,580    Diageo PLC, 7.45%, 4/15/35.......      5,741
     250    Standard Commercial Corp., 8.00%,
              >4/15/12 (b)...................        257
                                               ---------
                                                   7,008
                                               ---------
Broadcast Radio & TV (0.1%):
   1,000    Spanish Broadcasting System,
              9.63%, 11/1/09.................      1,050
                                               ---------
Building & Development (0.1%):
   1,000    KB Homes, 5.75%, 2/1/14 (b)......        990
                                               ---------
Cable Television (1.0%):
   1,000    AOL Time Warner Entertainment,
              8.88%, 10/1/12.................      1,253
     500    Century Communications, Corp.,
              9.50%, 3/1/05 (c)..............        601
   1,000    Charter Communications Holdings,
              Inc., 10.25%, 1/15/10 (f)......        878
   4,000    Comcast Cable Communications,
              8.38%, 5/1/07..................      4,423
   1,500    CSC Holdings, Inc., 7.25%,
              7/15/08........................      1,582
     750    CSC Holdings, Inc., Series B,
              8.13%, 7/15/09.................        820

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 86

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Cable Television, continued:
     500    Echostar DBS Corp., 5.75%,
              10/1/08 (b)....................        506
     500    Insight Midwest, 10.50%, 11/1/10
              (f)............................        548
     800    Mediacom LLC, Series B, 8.50%,
              4/15/08 (f)....................        816
     200    Mediacom LLC, 9.50%,
              1/15/13 (f)....................        201
   1,000    RCN Corp., 10.13%, 1/15/10 (c)...        718
     500    Rogers Cable, Inc., 6.25%,
              6/15/13........................        501
     500    Videotron Ltee, 6.88%,
              1/15/14 (f)....................        517
                                               ---------
                                                  13,364
                                               ---------
Chemicals & Plastics (0.6%):
     750    Airgas, Inc., 6.25%, 7/15/14.....        765
     246    Celenese, 4.52%, 4/1/11..........        250
      99    Celenese B Loan, 4.52%, 4/30/11..        100
     155    Celenese B Loan, 4.55%, 4/30/11..        158
     500    Church & Dwight Co., Inc., 6.00%,
              12/15/12 (b)...................        509
     250    Eastman Chemical, 7.60%, 2/1/27..        298
     500    Equistar Chemicals LP, 8.75%,
              2/15/09 (f)....................        560
     500    Georgia Gulf Corp., 7.13%,
              12/15/13 (b)...................        540
   1,000    Huntsman ICI Chemicals, 10.13%,
              7/1/09 (f).....................      1,053
       9    IMC Global, Inc., 7.63%,
              11/1/05........................          9
   1,000    ISP Chemco, 10.25%, 7/1/11.......      1,130
     500    Lyondell Chemical Co., 11.13%,
              7/15/12........................        594
     900    Nova Chemicals, Ltd., 6.50%,
              1/15/12........................        954
     500    Polyone Corp., 8.88%,
              5/1/12 (f).....................        544
     500    Terra Capital, Inc., 11.50%,
              6/1/10 (f).....................        570
                                               ---------
                                                   8,034
                                               ---------
Clothing/Textiles (0.0%):
     300    Levi Strauss & Co., 12.25%,
              12/15/12 (f)...................        334
                                               ---------
Conglomerates (0.1%):
     500    Case New Holland, Inc., 9.25%,
              8/1/11 (b) (f).................        556
     750    SPX Corp., 7.50%, 1/1/13.........        814
                                               ---------
                                                   1,370
                                               ---------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Containers & Packaging (0.1%):
     250    Ball Corp., 6.88%, 12/15/12......        269
     387    Home Products International,
              Inc., 9.63%, 5/15/08...........        352
     500    Owens-Brockway Glass Containers,
              Inc., 8.88%, 2/15/09...........        543
     250    Owens-Brockway Glass Containers,
              Inc., 7.75%, 5/15/11...........        271
                                               ---------
                                                   1,435
                                               ---------
Cosmetics/Toiletries (0.0%):
     987    Drypers Corp., Series B, 10.25%,
              6/15/07 (c)....................          9
                                               ---------
Ecological Services & Equipment (0.1%):
   1,000    Allied Waste N.A., Series B,
              8.88%, 4/1/08..................      1,070
                                               ---------
Electrical & Electronic (0.4%):
   2,400    Exelon Corp., 6.75%, 5/1/11......      2,685
     650    IBM, 7.00%, 10/30/25.............        771
     700    Viacom, Inc., 7.70%, 7/30/10.....        819
     750    Viacom, Inc., 8.63%, 8/1/12......        924
                                               ---------
                                                   5,199
                                               ---------
Electronics/Electric (0.5%):
     500    Avnet, Inc., 9.75%, 2/15/08......        575
     500    Corning, Inc., 6.20%,
              3/15/16 (f)....................        501
   1,000    Flextronics International Ltd.,
              6.50%, 5/15/13 (f).............      1,026
     750    Freescale Semiconductor, 6.88%,
              7/15/11........................        804
     750    Ingram Micro, Inc., 9.88%,
              8/15/08........................        816
     450    Iron Mountain, Inc., 8.63%,
              4/1/13.........................        478
     300    Magnachip Semiconductor, Ltd.,
              5.78%, 12/15/11 (b)*...........        308
     300    Magnachip Semiconductor, Ltd.,
              6.88%, 12/15/11 (b)............        309
     500    Seagate Technology, Inc., 8.00%,
              5/15/09........................        540

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Electronics/Electric, continued:
     500    Stats Chippac Ltd., 6.75%,
              11/15/11 (f)...................        495
     630    Wesco Distribution, Inc., Series
              B, 9.13%, 6/1/08...............        649
     500    Xerox Corp., 7.13%, 6/15/10......        540
                                               ---------
                                                   7,041
                                               ---------
Energy (0.8%):
   1,000    Carolina Power and Light,
              5.95%,.........................      1,069
            3/1/09
   1,250    Carolina Power and Light, 5.13%,
              9/15/13........................      1,279
   1,555    Constellation Energy Group,
              6.35%, 4/1/07..................      1,643
   1,000    DTE Energy Co., 6.65%, 4/15/09...      1,093
   2,500    Duke Energy Corp., 4.20%,
              10/1/08........................      2,518
   1,000    Duke Energy Corp., 5.63%,
              11/30/12 (f)...................      1,052
     500    Key Energy Services, Inc., 6.38%,
              5/1/13.........................        509
     900    NorthWestern Corp., 5.88%,
              11/1/14........................        921
                                               ---------
                                                  10,084
                                               ---------
Equipment Leasing (0.1%):
     500    Nationsrent, Inc., 9.50%,
              10/15/10.......................        560
     750    United Rentals, Inc., 6.50%,
              2/15/12 (f)....................        731
                                               ---------
                                                   1,291
                                               ---------
Equipment Trust Certificate (0.9%):
   3,690    Federal Express, Series A-1,
              7.85%, 1/30/15.................      4,078
   4,803    Northwest Air Trust, Series A,
              9.25%, 6/21/14.................      5,110
   3,431    Northwest Air Trust, Series B,
              10.23%, 6/21/14................      3,156
                                               ---------
                                                  12,344
                                               ---------
Financial (0.1%):
   1,000    FMR Corp., 4.75%, 3/1/13 (b).....        998
                                               ---------
Financial Services (0.2%):
     500    Fairfax Financial Holdings,
              7.75%, 4/26/12 (f).............        510
   1,000    Fleet Financial Group, 7.38%,
              12/1/09, 7.38%, 12/1/09........      1,141
     250    Istar Financial, Inc., 4.88%,
              1/15/09........................        254

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Financial Services, continued:
     250    Istar Financial, Inc., 6.00%,
              12/15/10.......................        264
     750    Thornburg Mortgage, Inc., 8.00%,
              5/15/13........................        797
                                               ---------
                                                   2,966
                                               ---------
Food & Drug Retailers (0.0%):
     500    Ahold Finance USA, Inc., 8.25%,
              7/15/10 (f)....................        566
                                               ---------
Food Products (0.1%):
     500    Delhaize America, Inc., 7.38%,
              4/15/06........................        525
     500    Smithfield Foods, Inc., Series B,
              7.75%, 5/15/13.................        556
                                               ---------
                                                   1,081
                                               ---------
Food Products & Services (0.2%):
     500    Corn Products International,
              Inc., 8.25%, 7/15/07...........        550
     500    Cosan SA Industria E Com, 9.00%,
              11/1/09........................        523
     500    Dole Foods Co., 7.25%, 6/15/10...        514
     750    Premium Standard Farms, 9.25%,
              6/15/11........................        802
                                               ---------
                                                   2,389
                                               ---------
Food Service (0.0%):
     400    Tyson Foods, Inc., 7.25%,
              10/1/06........................        424
                                               ---------
Forest Products (0.5%):
     500    Abitibi-Consolidated, Inc.,
              5.99%, 6/15/11 (b) (f)*........        515
     500    Abitibi-Consolidated, Inc.,
              6.00%, 6/20/13.................        477
     750    Bowater, Inc., 6.50%,
              6/15/13 (f)....................        750
   1,000    Buckeye Technologies, Inc.,
              9.25%, 9/15/08 (f).............      1,001
     500    Cascades, Inc., 7.25%, 2/15/13...        530
     250    Cascades, Inc., 7.25%, 2/15/13...        265
     500    Meadwestvaco Corp., 6.85%, 4/1/12
              (f)............................        565
     750    Norampac, Inc., 6.75%, 6/1/13....        789
     350    Norske Skog Canada, Inc., 8.63%,
              6/15/11........................        375
     750    Pope & Talbot Senior Notes,
              8.38%, 6/1/13..................        788
                                               ---------
                                                   6,055
                                               ---------

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 88

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
 Forestry (0.0%):
     500    Tembec Industries, Inc., 8.63%,
              6/30/09 (f)....................        503
                                               ---------
Governments (Foreign) (0.2%):
     430    United Mexican States, 4.63%,
              10/8/08........................        435
   1,300    United Mexican States, 6.38%,
              1/16/13........................      1,381
   1,350    United Mexican States, 7.50%,
              4/8/33.........................      1,462
                                               ---------
                                                   3,278
                                               ---------
Health Care (0.3%):
   1,000    Fisher Scientific International,
              Inc., 6.75%, 8/15/14 (b).......      1,073
     350    Fresenius Medical Care Capital
              Trust, Series IV, 7.88%,
              6/15/11........................        390
   1,000    HCA-The Healthcare Company,
              8.75%, 9/1/10..................      1,143
     750    Perkinelmer, Inc., 8.88%,
              1/15/13........................        855
     500    Ventas Realty, 9.00%, 5/1/12.....        583
                                               ---------
                                                   4,044
                                               ---------
Hotels/Motels/Inns & Casinos (0.4%):
     500    Aztar Corp., 7.88%, 6/15/14 (b)
              (f)............................        553
     250    Felcor Lodging LP, 9.00%,
              6/1/11.........................        283
     500    Host Marriott LP, 7.00%, 8/15/12
              (b)............................        529
     500    La Quinta Properties, 8.88%,
              3/15/11........................        558
     400    La Quinta Properties, Series
              144A, 7.00%, 8/15/12 (b).......        428
   1,000    MGM Grand, Inc., 6.00%,
              10/1/09........................      1,025
     750    Mohegan Tribal Gaming, Series
              144A, 7.13%, 8/15/14 (b) (f)...        789
     500    Park Place Entertainment, 7.50%,
              9/1/09.........................        556
     750    Station Casinos, Inc., 6.00%,
              4/1/12 (b).....................        764
                                               ---------
                                                   5,485
                                               ---------
Industrial Equipment (0.1%):
     889    Airxcel, Inc., 11.00%,
              11/15/07.......................        880
                                               ---------
Industrial Goods & Services (1.6%):
   3,000    Beckman Coulter, Inc., 7.05%,
              6/1/26.........................      3,459
     400    Brunswick Corp., 7.38%, 9/1/23...        475

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Industrial Goods & Services, continued:
   1,000    IBM Corp., 5.39%, 1/22/09........      1,047
     300    Ingersoll Rand Co., 7.20%,
              6/1/25.........................        343
     700    International Paper Co., 6.50%,
              11/15/07.......................        746
   1,050    International Paper Co., 5.85%,
              10/30/12 (f)...................      1,119
     400    Loral Corp., 7.00%, 9/15/23......        456
   2,700    Newmont Mining Corp., Series A1,
              8.91%, 1/5/09..................      2,896
     800    News America Holdings, 7.75%,
              1/20/24........................        949
   2,716    Oslo Seismic Service, 8.28%,
              6/1/11.........................      2,881
   3,000    Phillips Petroleum Co., 8.75%,
              5/25/10........................      3,660
     300    Pitney Bowes, Inc., 3.88%,
              6/15/13........................        284
   1,300    Tyco International Group, 8.20%,
              10/15/08.......................      1,475
   1,000    Tyco International Group, 6.38%,
              10/15/11.......................      1,104
     500    Valmont Industries, Inc., 6.88%,
              5/1/14 (b).....................        520
      97    Weyerhaeuser Co., 6.13%,
              3/15/07........................        102
     500    Weyerhaeuser Co., 7.50%, 3/1/13..        589
                                               ---------
                                                  22,105
                                               ---------
Insurance (0.1%):
   1,350    Berkshire Hathaway, 4.20%,.......      1,341
            12/15/10 (f)
     500    Crum & Forster Holdings Corp.,
              10.38%, 6/15/13................        558
                                               ---------
                                                   1,899
                                               ---------
Leasing (0.6%):
   5,000    Hertz Corp., 6.50%, 5/15/06......      5,158
   2,500    Hertz Corp., 6.63%, 5/15/08......      2,624
                                               ---------
                                                   7,782
                                               ---------
Leisure (0.5%):
   1,000    Bally Total Fitness Holdings,
              Series D, 9.88%,
              10/15/07 (f)...................        860
     500    Intrawest Corp., 7.50%,
              10/15/13.......................        532
     500    K2 Corp., 7.38%, 7/1/14 (b)......        548
     500    Riddell Bell, 5.04%, 9/30/11.....        508

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Leisure, continued:
   3,000    Royal Caribbean Cruises, 8.25%,
              4/1/05.........................      3,029
     750    Speedway Motorsports, Inc.,
              6.75%, 6/1/13..................        789
                                               ---------
                                                   6,266
                                               ---------
Multimedia (0.2%):
     375    AOL Time Warner, Inc., 8.18%,
              8/15/07........................        416
     750    AOL Time Warner, Inc., 10.15%,
              5/1/12.........................        984
   1,000    AOL Time Warner, Inc., 9.15%,
              2/1/23.........................      1,340
     470    AOL Time Warner, Inc., 7.70%,
              5/1/32.........................        575
                                               ---------
                                                   3,315
                                               ---------
Nitrogenous Fertilizers (0.1%):
     735    Monsanto Co., 7.38%,
              8/15/12 (f)....................        859
                                               ---------
Nonferrous Metals & Minerals (0.1%):
     750    Ball Corp., 7.75%, 8/1/06........        788
     500    Oglebay Norton Co., 10.00%,
              2/1/09.........................        370
                                               ---------
                                                   1,158
                                               ---------
Oil & Gas (0.5%):
   1,500    BP Capital Markets PLC, 2.75%,
              12/29/06.......................      1,484
     500    Chesapeake Energy Corp., 7.50%,
              9/15/13 (b)....................        544
     250    Chesapeake Energy Corp., 6.88%,
              1/15/16........................        262
     500    Citgo Petroleum Corp., 6.00%,
              Callable 10/15/08 @ 103
              10/15/11.......................        498
     500    Evergreen Resources, Inc., 5.88%,
              3/15/12 (b)....................        522
     500    La Grange Acquisition LP, 4.95%,
              10/2/05........................        508
       1    Lyondell Loan, 4.48%, 5/3/07.....          1
     250    Plains Exploration and Production
              Co., 7.13%, 6/15/14 (f)........        273
     500    Premcor Refining Group, 9.50%,
              2/1/13 (f).....................        580
     250    Premcor Refining Group, 7.50%,
              6/15/15........................        271
     250    Semco Energy, Inc., 7.75%,
              5/15/13........................        275
     500    Sequa Corp., 8.88%, 4/1/08.......        548
     835    Southern California Gas Co.,
              4.38%, 1/15/11.................        837
     500    Ultrapetrol Ltd., 9.00%,
              11/24/14.......................        499
                                               ---------
                                                   7,102
                                               ---------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Oil & Gas Exploration Production & Services (0.3%):
     775    Dupont, 4.13%, 4/30/10...........        781
     500    Grant Prideco Group, 9.00%,
              12/15/09.......................        554
     750    Pride International, Inc., 7.38%,
              7/15/14 (b) (f)................        819
     825    Ultramar Diamond Shamrock, 6.75%,
              10/15/37.......................        947
   1,349    USX Corp., 6.65%, 2/1/06.........      1,397
                                               ---------
                                                   4,498
                                               ---------
Publishing (0.2%):
     530    Phoenix Color Corp., 10.38%,
              2/1/09.........................        462
     250    Reader's Digest Association,
              Inc., 6.50%, 3/1/11 (f)........        261
   1,800    Thomson Corp., 4.25%, 8/15/09....      1,803
                                               ---------
                                                   2,526
                                               ---------
Railroads (0.1%):
     969    Burlington Northern, Series 00-2,
              7.91%, 1/15/20.................      1,151
     280    Canadian Pacific Railway, 9.45%,
              8/1/21.........................        396
                                               ---------
                                                   1,547
                                               ---------
Real Estate (0.2%):
     700    EOP Operating LP, 6.75%,
              2/15/12........................        779
     750    EOP Operating LP, 7.25%,
              2/15/18........................        866
     250    ERP Operating LP, 4.75%,
              6/15/09........................        255
     750    Forest City Enterprises, Inc.,
              7.63%, 6/1/15, Callable on
              6/1/08 @ 103.813...............        795
     250    Ventas Realty, 6.63%, 10/15/14...        256
                                               ---------
                                                   2,951
                                               ---------
Retailers (0.4%):
   1,650    Albertsons, Inc, 6.95%, 8/1/09...      1,823
   1,000    Central Tractor, 10.63%,
              4/1/07 (c).....................          0
   1,000    Kroger Co., 8.05%, 2/1/10........      1,171
     500    Michaels Stores, Inc., 9.25%,
              7/1/09, Callable 7/1/05 @
              104.63.........................        536

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 90

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Retailers, continued:
     185    Payless Shoesource, Inc., 8.25%,
              8/1/13 (f).....................        189
   1,000    Service Corp. International,
              6.88%, 10/1/07.................      1,041
                                               ---------
                                                   4,760
                                               ---------
Steel (0.1%):
     500    AK Steel Corp., 7.88%,
              2/15/09 (f)....................        509
     250    Russel Metals, Inc., 6.38%,
              3/1/14.........................        254
     421    U.S. Steel Corp., 9.75%,
              5/15/10........................        480
                                               ---------
                                                   1,243
                                               ---------
Surface Transport (0.1%):
     750    CP Ships, Ltd., 10.38%,
              7/15/12........................        865
     500    Hornbeck Offshore Services, Inc.,
              6.13%, 12/1/14 (f).............        503
     400    Stena AB, 7.50%, 11/1/13.........        419
                                               ---------
                                                   1,787
                                               ---------
Telecommunications (2.7%):
     330    Alaska Communication Systems
              Group, Inc., 9.38%,
              5/15/09 (f)....................        341
   8,500    Ameritech Capital Funding Corp.,
              5.95%, 1/15/38.................      8,507
     240    AT&T Broadband Corp., 9.46%,
              11/15/22.......................        332
   1,000    AT&T Corp./Liberty Media Group,
              7.88%, 7/15/09 (f).............      1,114
   1,250    AT&T Wireless Services, Inc.,
              7.88%, 3/1/11..................      1,473
   4,000    Bell Telephone Co., Pennsylvania,
              8.35%, 12/15/30................      5,149
     100    Bellsouth Corp., 6.88%, 10/15/31
              (f)............................        113
   2,000    British Telecom PLC, 8.38%,
              12/15/10*......................      2,402
     750    Citizens Communications, 6.25%,
              1/15/13........................        756
     600    Cox Communications, Inc., 6.88%,
              6/15/05........................        610
     500    Crown Castle International Corp.,
              9.38%, 8/1/11, Callable 8/1/06
              @ 104.69.......................        560
     500    Eircom PLC, 8.25%, 8/15/13.......        553
     676    Exodus Communications, Inc.,
              10.75%, 12/15/09 (c)...........          3
     500    Mastec, Inc., 7.75%, 2/1/08......        486
     111    MCI, Inc., 5.91%, 5/1/07.........        113

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Telecommunications, continued:
     111    MCI, Inc., 7.69%, 5/1/09.........        115
      95    MCI, Inc., 8.74%, 5/1/14.........        102
     500    New York Telephone Co., 6.13%,
              1/15/10........................        531
     965    Nynex Corp., 9.55%, 5/1/10.......      1,092
   1,000    Qwest Communications Intl, 7.88%,
              9/1/11 (b).....................      1,085
   1,600    Sprint Capital Corp., 6.00%,
              1/15/07........................      1,675
   1,000    Sprint Capital Corp., 7.63%,
              1/30/11........................      1,161
     370    Sprint Capital Corp., 8.38%,
              3/15/12 (f)....................        451
     800    Sprint Capital Corp., 8.75%,
              3/15/32........................      1,066
   1,500    TCI Communications, Inc., 9.80%,
              2/1/12.........................      1,933
   1,250    Telus Corp., 8.00%, 6/1/11.......      1,481
     270    United Telephones of Florida,
              Series HH, 8.38%, 1/15/25......        333
   1,500    Verizon Communications, 6.13%,
              1/15/13........................      1,596
     400    Verizon Communications, 7.90%,
              2/1/27, Callable 2/1/07 @
              103.95.........................        438
                                               ---------
                                                  35,571
                                               ---------
Telecommunications/Mobile, Cellular (0.0%):
     500    Rogers Wireless Communications,
              Inc., 6.38%, 3/1/14 (b)........        495
                                               ---------
Transportation & Shipping (0.1%):
     500    Burlington North Sante Fe, 7.13%,
              12/15/10.......................        571
   1,000    Fedex Corp., 9.65%, 6/15/12......      1,299
                                               ---------
                                                   1,870
                                               ---------
Utilities (1.9%):
     625    AES Corp., 9.50%, 6/1/09 (f).....        711
     890    Alabama Power Co., 2.80%,
              12/1/06........................        879
     200    Allete, Inc., 7.50%, 8/1/07,
              Callable 8/1/05 @ 100.00.......        204
   1,445    American Electric Power Co.,
              Series A, 6.13%, 5/15/06.......      1,497
     400    Appalachian Power Co., Series E,
              4.80%, 6/15/05.................        403
   1,500    Calpine Corp., 8.63%,
              8/15/10 (f)....................      1,148

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Utilities, continued:
   1,000    Cleco Corp., 7.00%, 5/1/08.......      1,066
   1,000    CMS Energy Corp., 7.00%,
              1/15/05........................      1,003
   1,000    Consolidated Edison, Inc., 4.70%,
              6/15/09........................      1,028
     400    Dominion Resources, Inc., 6.25%,
              6/30/12........................        437
     750    DPL, Inc., 8.25%, 3/1/07 (f).....        813
   1,000    Edison Mission Energy, 9.88%,
              4/15/11 (f)....................      1,184
     500    El Paso Natural Gas, Series A,
              7.63%, 8/1/10..................        548
     710    FPL Energy Wind Funding, 6.88%,
              6/27/17 (b)....................        732
   1,000    Keyspan Gas East, 7.88%, 2/1/10..      1,174
     750    Mid American Energy Holdings,
              7.23%, 9/15/05.................        771
     500    Mirant Americas LLC, 8.30%,
              5/1/11 (c).....................        529
     400    National Rural Utilities, 7.25%,
              3/1/12 (f).....................        462
     375    Nevada Power Co., 8.25%,
              6/1/11.........................        431
     125    Nevada Power Co., 6.50%, 4/15/12
              (f)............................        132
   1,000    Northeast Utilities, 3.30%,
              6/1/08.........................        977
     499    Ormat Funding Corp., 8.25%,
              12/30/20 (b)...................        499
     500    Pacific Energy Partners LP,
              7.13%, 6/15/14.................        533
     500    Plains All American Pipeline,
              7.75%, 10/15/12................        585
     500    PSEG Energy Holdings, 7.75%,
              4/16/07........................        529
   1,400    PSEG Power, 7.75%, 4/15/11 (f)*..      1,631
   1,546    Ras Laffan Gas, 7.63%, 9/15/06
              (b)............................      1,631
     250    Scottish Power PLC, 7.24%,
              8/16/23........................        283
     500    Semco Energy, Inc., 7.13%,
              5/15/08........................        535
     750    Sierra Pacific Power Co., 6.25%,
              4/15/12 (b)....................        783
   1,000    Teco Energy, Inc., 10.50%,
              12/1/07........................      1,153
     600    Texas-New Mexico Power Co.,
              6.13%, 6/1/08..................        618
                                               ---------
                                                  24,909
                                               ---------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Yankee & Eurodollar (1.0%):
   7,125    Bank of Scotland, 7.00%, 12/31/49
              (b)*...........................      7,704
   5,055    Societe Generale Estate L.L.C.,
              7.64%, 12/31/49 (b)*...........      5,545
                                               ---------
                                                  13,249
                                               ---------
  Total Corporate Bonds                          467,379
                                               ---------
U.S. GOVERNMENT AGENCY MORTGAGES (21.9%):
Fannie Mae (7.8%):
     278    7.50%, 6/25/07, Series 92-78,
              Class H........................        287
     279    7.00%, 9/25/07, Series 92-179,
              Class H........................        282
     427    6.50%, 5/25/08, Series 93-55,
              Class K........................        440
     351    6.50%, 6/25/08, Series 93-86,
              Class H........................        362
   1,579    6.50%, 9/25/08, Series 93-175,
              Class PG.......................      1,624
     499    6.50%, 9/25/08, Series 95-19,
              Class K........................        514
     269    6.00%, 12/25/08, Series 93-231,
              Class M........................        274
     153    6.50%, 3/25/09, Series 94-32,
              Class Z........................        157
     242    8.00%, 11/25/10, Series 93-17,
              Class C........................        246
   1,678    8.50%, 11/1/11, Pool #313650.....      1,791
     689    7.50%, 2/1/12, Pool #693747......        727
   2,500    6.00%, 4/18/12, Series 97-31,
              Class EB.......................      2,640
     102    6.50%, 3/25/13, Series 93-140,
              Class H........................        103
     987    6.50%, 5/1/13, Pool #251700......      1,048
   1,855    6.00%, 1/1/14, Pool #440777......      1,948
   1,000    4.50%, 1/25/14, Series 03-128,
              Class KE.......................      1,011
   1,500    6.50%, 1/25/14, Series 94-1,
              Class L........................      1,592
       2    7.00%, 3/1/15, Pool #555187......          2
   2,000    5.00%, 11/25/15, Series 02-74,
              Class PD.......................      2,044
     125    12.50%, 1/1/16, Pool #303306.....        141

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 92

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
   2,000    6.00%, 3/25/16, Series 01-5,
              Class OW.......................      2,088
   1,500    5.50%, 5/25/16, Series 02-61,
              Class PE.......................      1,542
   2,837    6.00%, 8/15/16, Series 2344,
              Class QG.......................      2,954
      15    9.00%, 3/1/17, Pool #177563......         16
   1,000    5.50%, 3/25/17, Series 02-11,
              Class QG.......................      1,043
   5,000    5.50%, 4/25/17, Series 02-18,
              Class PC.......................      5,239
       0    7.50%, 6/1/17, Pool #294569......          0
   1,000    5.50%, 9/25/17, Series 02-55,
              Class QE.......................      1,036
   2,011    5.00%, 5/1/18, Pool# 695910......      2,048
      55    9.30%, 5/25/18, Series 88-13,
              Class C........................         61
   2,115    5.00%, 6/1/18, Pool #709877......      2,150
   1,000    6.50%, 6/25/18, Series 02-16,
              Class VD.......................      1,015
     850    4.00%, 7/1/18, Pool #721608......        831
   1,447    4.50%, 7/1/18, Pool #720393......      1,446
     897    4.00%, 10/1/18, Pool #73471......        878
   2,209    5.00%, 10/1/18, Pool# 743183.....      2,247
   2,223    5.00%, 11/1/18, Pool #740462.....      2,261
       8    9.00%, 1/1/19, Pool #70318.......          9
     644    9.35%, 10/25/19, Series 89-72,
              Class E........................        711
      23    11.50%, 12/25/19, Series 89-98,
              Class H........................         26
      36    8.80%, 1/25/20, Series 90-1,
              Class D........................         39
      46    8.75%, 9/25/20, Series 90-110,
              Class H........................         50
      33    8.95%, 10/25/20, Series 90-117,
              Class E........................         36
   2,800    7.00%, 3/25/21, Series 01-4,
              Class PC.......................      2,981
     674    4.25%, 6/25/21, Series 03-60,
              Class DA.......................        666
     127    8.50%, 9/25/21, Series G-29,
              Class O........................        135
     316    8.00%, 10/25/21, Series 91-141,
              Class PZ.......................        346
   1,088    7.00%, 1/25/22, Series G92-15,
              Class Z........................      1,133
     160    7.75%, 3/25/22, Series 92-31,
              Class M........................        171
      82    7.00%, 6/25/22, Series G92-30,
              Class Z........................         85

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
     177    7.50%, 6/25/22, Series 92-101,
              Class J........................        181
     203    9.00%, 6/25/22, Series 92-79,
              Class Z........................        224
     303    6.00%, 8/25/22, Series 94-23,
              Class PE.......................        304
     174    0.00%, 10/25/22, Series G92-62,
              Class B, PO....................        154
     539    7.50%, 10/25/22, Series 95-4,
              Class Z........................        588
   1,837    7.50%, 10/25/22, Series 92-188,
              Class PZ.......................      1,993
     140    7.50%, 3/25/23, Series 93-23,
              Class PZ.......................        152
   1,497    6.50%, 4/25/23, Series 93-160,
              Class AJ.......................      1,545
     431    7.00%, 5/25/23, Series 93-60,
              Class Z........................        462
     707    7.00%, 5/25/23, Series 93-56,
              Class PZ.......................        748
   1,067    0.00%, 6/25/23, Series 93-257,
              Class C, PO....................        976
   2,000    5.00%, 6/25/23, Series 03-83,
              Class PG.......................      2,003
   1,239    7.00%, 6/25/23, Series 93-79,
              Class PL.......................      1,319
     599    6.50%, 7/25/23, Series 96-59,
              Class K........................        628
   3,634    6.00%, 8/25/23, Series 94-23,
              Class PX.......................      3,787
   2,000    6.50%, 8/25/23, Series 94-28,
              Class K........................      2,068
   2,117    7.00%, 8/25/23, Series 93-141,
              Class Z........................      2,259
   1,078    7.00%, 8/25/23, Series 93-149,
              Class M........................      1,131
      37    0.00%, 9/25/23, Series 93-205,
              Class H, PO....................         33
   1,489    6.50%, 9/25/23, Series 93-160,
              Class ZA.......................      1,606
     649    6.50%, 11/25/23, Series 95-19,
              Class Z........................        704
     120    7.10%, 12/25/23, Series 93-255,
              Class E........................        132
     513    0.00%, 4/25/24, Series 94-65,
              Class PK, PO...................        447
   1,000    5.50%, 7/25/24, Series 04-53,
              Class NC.......................      1,032
      13    9.00%, 4/1/25, Pool # 250228.....         14
     661    7.50%, 9/1/25, Pool #324179......        710

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
     284    8.50%, 12/1/25, Pool #313692.....        314
      13    7.50%, 10/1/26, Pool #365997.....         14
      18    7.50%, 3/1/27, Pool #250854......         20
     576    7.00%, 3/18/27, Series 97-11,
              Class E........................        610
     676    6.00%, 3/25/27, Series 98-63,
              Class PG.......................        679
     256    7.50%, 4/18/27, Series 97-27,
              Class J........................        273
     500    8.00%, 7/18/27, Series 97-42,
              Class EG.......................        590
   3,542    6.50%, 9/18/27, Series 97-63,
              Class ZA.......................      3,725
      28    7.00%, 3/1/28, Pool #251569......         30
     759    6.50%, 4/1/28, Pool #420165......        797
     646    5.50%, 12/1/28, Pool #455598.....        659
   1,049    5.50%, 7/1/29, Pool #517656......      1,068
     587    6.50%, 7/1/29, Pool #252570......        617
   1,184    6.50%, 7/1/29, Pool #517679......      1,243
     496    6.50%, 8/1/29, Pool #323866......        522
   1,756    8.00%, 9/18/29, Series 99-47,
              Class JZ.......................      1,939
   2,072    7.50%, 2/20/30, Series 00-8,
              Class Z........................      2,194
   2,000    5.75%, 6/25/33, Series 03-47,
              Class PE.......................      2,024
   1,209    6.00%, 9/1/33, Pool #738348......      1,251
   2,690    5.50%, 12/1/33, Pool #725017.....      2,733
     924    5.50%, 1/1/34, Pool #759424......        939
     687    6.00%, 1/1/34, Pool #759893......        710
   4,662    5.50%, 3/1/34, Pool #751182......      4,736
   1,501    7.00%, 2/25/44, Series 04-W2,
              Class 2A2......................      1,589
                                               ---------
                                                 104,952
                                               ---------
Freddie Mac (12.1%):
       5    8.50%, 1/1/08, Gold Pool
              #G10164........................          5
      55    8.00%, 2/1/08, Gold Pool
              #E47060........................         57
      15    8.75%, 4/1/08, Pool #160043......         16
     375    6.75%, 4/15/08, Series 1506,
              Class PH.......................        380
   3,540    6.50%, 6/15/08, Series 1538,
              Class J........................      3,689
      16    8.00%, 8/1/08, Pool #180531......         17

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
     560    6.50%, 8/15/08, Series 1561,
              Class J........................        580
       9    8.25%, 9/1/08, Pool #186743......          9
     336    6.50%, 9/15/08, Series 1587,
              Class H........................        337
   1,376    6.50%, 12/15/08, Series 1796,
              Class B........................      1,419
     728    6.00%, 1/15/09, Series 1667,
              Class B........................        754
     419    7.00%, 6/1/09, Gold Pool
              #E00313........................        443
      22    10.25%, 6/1/09, Pool #160081.....         24
      23    8.00%, 8/1/09, Pool #256159......         23
      86    8.00%, 2/1/10, Pool #180084......         92
      85    9.00%, 2/1/10, Gold Pool
              #E82421........................         87
       2    14.75%, 3/1/10, Pool #170027.....          2
     191    8.50%, 6/1/10, Gold Pool
              #G10505........................        200
     437    7.50%, 9/1/10, Gold Pool
              #E62448........................        462
       2    14.50%, 12/1/10, Pool #170040....          2
       1    13.50%, 1/1/11, Pool #170042.....          2
       1    14.50%, 3/1/11, Pool #170046.....          1
       4    15.00%, 3/1/11, Pool #170045.....          4
     537    7.00%, 5/1/11, Gold Pool
              #E00434........................        569
     428    7.50%, 5/1/11, Gold Pool
              #E00438........................        454
     655    7.00%, 6/1/11, Gold Pool
              #E64220........................        694
       6    14.50%, 12/1/11, Pool #181072....          7
     103    9.25%, 5/1/12, Pool #251452......        110
       0    13.50%, 10/1/12, Pool #183150....          0
   3,756    6.50%, 5/15/13, Series 2055,
              Class OE.......................      3,920
     115    6.50%, 8/15/13, Series 1556,
              Class H........................        121
     477    7.00%, 10/15/13, Series 1595,
              Class D........................        496
      11    12.50%, 1/1/14, Pool #304168.....         12
       1    13.00%, 6/1/14, Pool #170096.....          2
   4,370    6.50%, 7/1/14, Gold Pool
              #E00721........................      4,630
   2,000    5.00%, 7/15/14, Series 2557,
              Class WJ.......................      2,047
   1,057    7.00%, 12/1/14, Gold Pool
              #P60089........................      1,122

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 94

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
     412    6.00%, 7/15/15, Series 2353,
              Class TC.......................        414
      30    12.00%, 8/1/15, Pool #170269.....         33
   1,309    5.06%, 10/15/15, Series 2668,
              Class SB*......................      1,264
     967    7.00%, 3/1/16, Gold Pool
              #P60090........................      1,027
     600    6.00%, 3/15/16, Series 2297,
              Class NB.......................        633
   3,000    6.50%, 8/15/16, Series 2345,
              Class PQ.......................      3,148
   2,500    6.00%, 10/15/16, Series 2368,
              Class TG.......................      2,607
   4,000    6.00%, 12/15/16, Series 2394,
              Class MC.......................      4,191
   1,000    6.00%, 1/15/17, Series 2399,
              Class PG.......................      1,053
      13    7.50%, 2/1/17, Pool #285128......         14
       7    6.00%, 2/15/17, Series 2108,
              Class VB.......................          7
   1,449    4.00%, 5/15/18, Series 2643,
              Class KG.......................      1,454
   2,000    4.50%, 5/15/18, Series 2617,
              Class GR.......................      1,945
   4,403    4.00%, 8/1/18, Gold Pool
              #E01424........................      4,313
   4,801    4.00%, 5/1/19, Gold Pool
              #E01647........................      4,697
      34    12.00%, 7/1/19, Pool #555238.....         38
     175    9.50%, 7/15/19, Series 11, Class
              D..............................        175
     280    7.50%, 10/1/19, Gold Pool
              #G00016........................        301
   3,500    5.00%, 5/15/20, Series 2686,
              Class GB.......................      3,571
      79    9.50%, 5/15/20, Series 38, Class
              D..............................         79
      86    9.20%, 10/15/20, Series 84, Class
              F..............................         86
      47    8.13%, 11/15/20, Series 81, Class
              A..............................         48
      56    9.10%, 1/15/21, Series 109, Class
              I..............................         56
     337    8.00%, 4/15/22, Series 1254,
              Class N........................        340
     736    8.00%, 6/15/22, Series 1316,
              Class Z........................        757
     201    7.50%, 8/15/22, Series 1343,
              Class LB.......................        208

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
      17    8.50%, 9/15/22, Series 198, Class
              Z..............................         17
   5,790    6.50%, 11/1/22, Pool #G30234.....      6,114
     643    3.50%, 12/15/22, Series 2602,
              Class BX.......................        624
     380    7.50%, 1/15/23, Series 1456,
              Class Z........................        396
   1,043    8.00%, 2/15/23, Series 201, Class
              Z..............................      1,057
     802    6.00%, 5/15/23, Series 1630,
              Class PJ.......................        825
   5,910    6.00%, 6/15/23, Series 1637,
              Class G........................      6,050
   1,000    7.00%, 7/15/23, Series 1543,
              Class VN.......................      1,069
     353    10.00%, 8/15/23, Series 1611,
              Class JC, IF*..................        394
     481    6.50%, 9/15/23, Series 1577,
              Class PV.......................        502
   1,500    7.00%, 9/25/23, Series 29, Class
              J..............................      1,529
   4,332    6.25%, 11/25/23, Series 24, Class
              J..............................      4,506
     557    6.50%, 11/25/23, Series 23, Class
              KZ.............................        589
   2,000    4.50%, 12/15/23, Series 2716,
              Class UN, IO*..................      1,895
   5,000    5.00%, 12/15/23, Series 2720,
              Class PC.......................      4,996
   3,356    6.50%, 12/15/23, Series 1628,
              Class LZ.......................      3,577
   1,105    6.50%, 1/1/24, Gold Pool
              #C80091........................      1,165
   1,953    5.00%, 2/15/24, Series 2756,
              Class NA.......................      1,978
      67    10.00%, 2/15/24, Series 1671,
              Class QC, IF*..................         75
     393    8.00%, 4/25/24, Series 31, Class
              Z..............................        440
      53    7.50%, 6/1/24, Gold Pool
              #C80161........................         57
     711    7.00%, 9/1/24, Gold Pool
              #G00271........................        757
     225    7.50%, 10/1/24, Gold Pool
              #C80245........................        242
     588    7.00%, 11/1/24, Gold Pool
              #G00278........................        627
      19    7.50%, 2/1/27, Gold Pool
              #C00496........................         20

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   2,000    5.00%, 5/15/27, Series 2764,
              Class UC.......................      2,041
     282    7.00%, 8/1/27, Gold Pool
              #D81734........................        299
     574    8.00%, 8/1/27, Gold Pool
              #G00747........................        623
      73    6.50%, 10/15/27, Series 2154,
              Class PK.......................         73
   1,176    6.00%, 11/15/27, Series 2132,
              Class PD.......................      1,199
   3,006    6.00%, 12/15/27, Series 2123,
              Class PE.......................      3,063
   4,900    6.25%, 1/15/28, Series 2122,
              Class QR.......................      4,997
     776    6.50%, 1/15/28, Series 2137,
              Class TM.......................        780
     533    6.50%, 1/15/28, Series 2022,
              Class PE.......................        556
   1,780    6.50%, 1/15/28, Series 2036,
              Class PG.......................      1,872
       6    7.00%, 2/1/28, Gold Pool
              #D86005........................          6
     995    6.00%, 4/15/28, Series 2161,
              Class PG.......................      1,012
     551    7.00%, 10/15/28, Series 2089,
              Class PJ, IO...................         98
  10,000    6.00%, 11/15/28, Series 2091,
              Class PG.......................     10,336
   1,096    6.00%, 2/1/29, Gold Pool
              #C21930........................      1,135
     543    6.50%, 6/1/29, Gold Pool
              #C00785........................        570
     224    7.00%, 8/1/29, Gold Pool
              #C30263........................        238
   1,582    8.00%, 11/15/29, Series 2201,
              Class C........................      1,679
       2    8.00%, 3/1/30, Gold Pool
              #C37157........................          3
     898    9.40%, 5/15/30, Ser. 2755, Class
              A..............................        900
       4    7.50%, 10/1/30, Gold Pool
              #C44034........................          5
     923    7.50%, 10/15/30, Series 2261,
              Class ZY.......................        956
     498    6.00%, 4/15/31, Series 2310,
              Class Z........................        510
     315    6.50%, 5/15/31, Series 2313,
              Class LA.......................        329
   7,582    6.50%, 6/15/31, Series 2330,
              Class PE.......................      7,947

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   5,608    6.50%, 8/15/31, Series 2454,
              Class BG.......................      5,807
     300    6.25%, 2/15/32, Series 2410,
              Class QB.......................        317
   1,000    6.50%, 3/15/32, Series 2430,
              Class WF.......................      1,060
   1,500    6.50%, 5/15/32, Series 2455,
              Class GK.......................      1,585
  10,000    6.50%, 6/15/32, Series 2457,
              Class PE.......................     10,322
   2,000    6.50%, 6/15/32, Series 2466,
              Class DH.......................      2,107
   2,000    6.00%, 12/15/32, Series 2543,
              Class YX.......................      2,078
   1,378    5.47%, 4/15/34, Ser. 2776, Class
              SK*............................      1,037
     903    0.00%, 6/15/34, Series 2811,
              Class PO, PO...................        680
   1,100    6.50%, 2/25/43, Series T-54,
              Class 2A.......................      1,153
                                               ---------
                                                 162,122
                                               ---------
Government National Mortgage Assoc. (2.0%):
      32    7.50%, 6/15/07, Pool #17109......         33
      12    8.00%, 10/15/07, Pool #19860.....         13
       3    8.00%, 10/15/07, Pool #20471.....          3
       3    8.00%, 11/15/07, Pool #21064.....          3
       3    8.00%, 1/15/08, Pool #21259......          3
      13    8.00%, 5/15/08, Pool #23139......         13
       5    13.00%, 1/15/15, Pool #121789....          5
      26    9.00%, 4/15/16, Pool #159851.....         29
       9    9.00%, 9/15/16, Pool #164740.....         10
      26    9.00%, 9/15/16, Pool #179836.....         29
       8    9.00%, 10/15/16, Pool #170831....          9
       8    9.00%, 12/15/16, Pool #151253....          9
       8    9.00%, 12/15/16, Pool #183237....          8
      74    9.00%, 12/15/16, Pool #190923....         83
       1    9.00%, 5/15/17, Pool #203439.....          1
      10    9.00%, 7/15/18, Pool #216264.....         11
      19    9.00%, 3/15/20, Pool #160559.....         21
      10    10.00%, 11/15/20, Pool #299559...         12
      27    7.25%, 7/15/21, Pool #310456.....         29
      13    9.00%, 7/15/21, Pool #313183.....         14
     159    7.25%, 9/15/21, Pool #313389.....        171

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 96

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
     123    7.25%, 10/15/21, Pool #309750....        132
       6    9.00%, 11/15/21, Pool #218409....          7
      58    7.25%, 1/15/22, Pool #314497.....         63
      69    9.00%, 1/15/22, Pool #316247.....         78
     453    6.50%, 7/20/22, Series 02-40,
              Class VD.......................        453
     167    7.50%, 10/15/22, Pool #297656....        180
      87    7.00%, 1/15/23, Pool #339885.....         93
     118    7.00%, 2/15/24, Pool #376855.....        126
     193    7.00%, 4/15/24, Pool #359713.....        206
      16    7.00%, 4/15/24, Pool #389850.....         17
      13    7.00%, 4/15/24, Pool #380930.....         14
     219    9.00%, 11/15/24, Pool #780029....        246
      86    9.00%, 1/15/25, Pool #369632.....         96
      46    7.50%, 8/20/25, Pool #2056.......         49
      38    8.50%, 11/15/25, Pool #405529....         42
     168    7.50%, 7/15/26, Pool #430999.....        181
      32    8.00%, 8/20/26, Pool #2270.......         34
      29    8.00%, 9/20/26, Pool #2285.......         31
      82    7.00%, 12/15/26, Pool #780481....         87
      16    7.50%, 2/15/27, Pool #442422.....         17
      47    7.75%, 2/15/27, Pool #438633.....         51
      33    8.00%, 2/20/27, Pool #2379.......         36
      19    8.00%, 3/20/27, Pool #2397.......         20
     860    7.50%, 5/16/27, Series 97-8,
              Class PN.......................        910
     686    9.00%, 5/16/27, Series 97-7,
              Class ZA.......................        742
     197    8.00%, 6/20/27, Pool #2445.......        213
     442    7.50%, 7/20/27, Pool #2457.......        473
      28    7.00%, 11/15/27, Pool #460982....         29
      76    7.25%, 1/15/28, Pool #427295.....         82
     153    8.00%, 1/20/28, Pool #2538.......        166
   1,053    6.50%, 2/15/28, Pool #460759.....      1,111
      57    7.00%, 2/15/28, Pool #408006.....         60
      13    7.00%, 4/15/28, Pool #360750.....         14
      14    8.00%, 4/20/28, Pool #2581.......         15
       9    8.00%, 6/20/28, Pool #2606.......         10
      77    8.00%, 7/20/28, Pool #2619.......         83
      66    8.00%, 8/20/28, Pool #2633.......         71
   2,131    6.00%, 11/15/28, Pool #486678....      2,216
      78    6.50%, 2/20/29, Pool #2714.......         82
     682    6.50%, 6/15/29, Pool #472969.....        719
      84    7.50%, 9/15/29, Pool #511482.....         90
     949    6.50%, 10/15/29, Pool #781118....      1,000
     184    9.35%, 11/16/29, Series 99-43,
              Class TA, IF*..................        204
   2,346    8.00%, 12/20/29, Series 99-44,
              Class ZG.......................      2,506
   3,355    8.00%, 1/16/30, Series 00-1,
              Class PK.......................      3,625
   1,422    8.00%, 6/20/30, Series 00-9,
              Class Z........................      1,511

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
   1,265    7.75%, 9/20/30, Series 00-26,
              Class Z........................      1,317
   2,762    7.00%, 1/20/32, Series 02-4,
              Class TD.......................      2,962
   3,000    6.50%, 6/20/32, Series 02-45,
              Class QE.......................      3,173
     150    6.00%, 7/16/32, Series 02-47,
              Class HM.......................        157
                                               ---------
                                                  26,309
                                               ---------
  Total U.S. Government Agency Mortgages         293,383
                                               ---------
U.S. GOVERNMENT AGENCY SECURITIES (4.5%):
Fannie Mae (1.4%):
   5,000    5.75%, 2/15/08 (f)...............      5,326
   1,935    6.25%, 2/1/11....................      2,121
   7,500    6.13%, 3/15/12 (f)...............      8,334
     729    8.00%, 1/1/16....................        775
   2,000    8.20%, 3/10/16...................      2,580
                                               ---------
                                                  19,136
                                               ---------
Federal Home Loan Bank (0.1%):
   1,500    5.09%, 10/7/08, Series LZ08......      1,573
                                               ---------
Other U.S. Agencies (0.1%):
   1,383    Federal Housing Administration,
              Merrill Lynch Project, 7.43%,
              8/1/20.........................      1,424
                                               ---------
Resolution Funding Corporation STRIPS (2.9%):
   5,000    10/15/19.........................      2,358
  65,000    10/15/19.........................     30,789
  10,000    4/15/19..........................      4,859
                                               ---------
                                                  38,006
                                               ---------
  Total U.S. Government Agency Securities         60,139
                                               ---------
U.S. TREASURY OBLIGATIONS (28.0%):
U.S. Treasury Bonds (17.5%):
  37,130    10.75%, 8/15/05 (f)..............     38,968
   3,500    6.00%, 8/15/09 (f)...............      3,860
  41,595    12.75%, 11/15/10 (f).............     45,099

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Bonds, continued:
   6,385    10.38%, 11/15/12 (f).............      7,613
   1,500    7.50%, 11/15/16 (f)..............      1,917
  10,925    8.88%, 8/15/17 (f)...............     15,482
  15,125    9.13%, 5/15/18 (f)...............     21,999
  14,000    9.00%, 11/15/18 (f)..............     20,279
   5,000    8.13%, 8/15/19 (f)...............      6,825
   6,000    8.75%, 5/15/20 (f)...............      8,655
  12,685    8.13%, 5/15/21 (f)...............     17,538
  12,300    8.13%, 8/15/21 (f)...............     17,031
   7,125    8.00%, 11/15/21 (f)..............      9,780
   2,700    7.25%, 8/15/22 (f)...............      3,480
  13,600    7.13%, 2/15/23 (f)...............     17,354
                                               ---------
                                                 235,880
                                               ---------
U.S. Treasury Inflation Protected Bonds (0.6%):
   3,133    3.38%, 1/15/07...................      3,319
   2,328    3.88%, 1/15/09...................      2,609
   1,180    3.63%, 4/15/28 (f)...............      1,549
                                               ---------
                                                   7,477
                                               ---------
U.S. Treasury Notes (9.1%):
  35,000    2.00%, 8/31/05 (f)...............     34,863
  10,000    1.88%, 1/31/06 (f)...............      9,904
  20,000    6.88%, 5/15/06 (f)...............     21,059
  19,000    5.63%, 5/15/08 (f)...............     20,379
  15,000    6.50%, 2/15/10...................     16,982
  17,300    5.00%, 2/15/11 (f)...............     18,404
                                               ---------
                                                 121,591
                                               ---------
U.S. Treasury STRIPS (0.8%):
   1,250    2/15/10 (f)......................      1,035
   5,000    2/15/11 (f)......................      3,936
   7,500    5/15/12 (f)......................      5,542
     308    5/15/13..........................        216
   1,040    5/15/18 (f)......................        547
                                               ---------
                                                  11,276
                                               ---------
  Total U.S. Treasury Obligations                376,224
                                               ---------
MUNICIPAL BONDS (0.2%):
Illinois (0.2%):
   3,460    State Pension, GO, 5.10%,
              6/1/33.........................      3,341
                                               ---------
  Total Municipal Bonds                            3,341
                                               ---------
COMMON STOCKS (0.3%):
Cable Television (0.0%):
       3    Classic Holdco. LLC (b) (d)......        241
                                               ---------
Clothing/Textiles (0.0%):
       4    Polymer Group, Inc. (b) (d)......         72
                                               ---------
Energy (0.3%):
      76    NRG Energy, Inc. (d).............      2,727
                                               ---------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Equipment Leasing (0.0%):
      67    NES Rentals Holdings, Inc. (b)
              (d)............................        663
                                               ---------
Telecommunications (0.0%):
       1    Abovenet, Inc. (b) (d) (f).......         36
       7    Cincinnati Bell, Inc. (b) (d)....         30
       3    Global Crossing Ltd. (b) (d)
              (f)............................         47
       2    Leucadia National Corp. (f)......        162
       1    XO Communications, Inc. (b)
              (d)............................          3
                                               ---------
                                                     278
                                               ---------
  Total Common Stocks                              3,981
                                               ---------
PREFERRED STOCKS (0.1%):
Cable Television (0.0%):
       0    Classic Holdco. LLC..............        204
                                               ---------
Chemicals & Plastics (0.0%):
       0    Polymer Group, Inc. (b) (g)......        136
                                               ---------
Energy (0.1%):
     500    Dynegy, Inc.*....................        507
                                               ---------
Telecommunications (0.0%):
       3    McleodUSA, Inc., 2.50%...........         13
                                               ---------
  Total Preferred Stocks                             860
                                               ---------
WARRANTS (0.0%):
Automotive (0.0%):
       0    Hayes Lemmerz International,
              Inc. ..........................          0
                                               ---------
Telecommunications (0.0%):
       0    Abovenet, Inc. ..................          3
       0    Abovenet, Inc. ..................          3
       8    McleodUSA, Inc. .................          2
       2    XO Communications, Inc., Series
              A..............................          1
       2    XO Communications, Inc., Series
              B..............................          1
       2    XO Communications, Inc., Series
              C..............................          1
                                               ---------
  Total Warrants                                      11
                                               ---------
INVESTMENT COMPANIES (1.9%):
  25,440    One Group Prime Money Market
              Fund, Class I (e)..............     25,440
                                               ---------
  Total Investment Companies                      25,440
                                               ---------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (22.7%):
 304,064    Pool of various securities for
              One Group Bond
              Funds -- footnote 2 (Securities
              Lending).......................    304,064
                                               ---------
  Total Short-Term Securities Held as
  Collateral for   Securities Lending            304,064
                                               ---------
Total (Cost $1,602,220) (a)                    1,656,659
                                               =========

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 98

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

------------
Percentages indicated are based on net assets of $1,342,074.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 71,164
                   Unrealized depreciation......................   (16,725)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 54,439
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempts from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(c) Defaulted security.

(d) Non-income producing security.

(e) Investment in affiliate.

 (f) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(g) Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees.

Amounts shown as 0 are either 0, or rounded to less than 1,000.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2004.

The following table represents the portfolio of investments by industry classifications as a percentage of net assets:

         Income Bond Fund
         Asset Backed Securities.....................................   4.1%
         Collateralized Mortgage Obligations.........................   5.0%
         Common Stock................................................   0.3%
         Corporate Bonds.............................................  34.7%
         Municipal Bonds.............................................   0.2%
         Preferred Stock.............................................   0.1%
         Short-Term Securities Held as Collateral for Securities
           Lending...................................................  22.7%
         U.S. Government Agencies....................................  26.4%
         U.S. Treasury Obligations...................................  28.0%
         Warrants....................................................    --+
         Yankee & Eurodollar.........................................   1.0%
         Money Market Funds..........................................   1.9%

       + Amount rounds to less than .005%.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
 ASSET BACKED SECURITIES (0.1%):
   1,086    Merrill Lynch, Inc., Series
              144-S, 7.43%, 8/1/24...........      1,118
   1,192    Residential Asset Mortgage
              Products, Inc., Series 01-RS3,
              Class AI4, 6.29%, 10/25/31.....      1,202
                                               ---------
  Total Asset Backed Securities                    2,320
                                               ---------
COLLATERALIZED MORTGAGE OBLIGATIONS (16.5%):
     819    ABN AMRO Mortgage Corp., Series
              03-7, Class A3, 4.50%,
              7/25/18........................        811
   5,000    Banc of America Funding Corp.,
              Series 03-3, Class 1A33, 5.50%,
              10/25/33.......................      4,979
  25,163    Bank of America Mortgage
              Securities, Series 04-3, Class
              15IO, 0.22%, 4/25/19, IO*......        134
     929    Bank of America Mortgage
              Securities, Series 03-8, Class
              A, 0.00%, 11/25/33, PO.........        700
     363    Bank of America Mortgage
              Securities, Series 03-9, Class
              1A2, 0.00%, 12/25/33, PO.......        236
   1,785    Bank of America Mortgage
              Securities, Series 03-11, Class
              PO, 0.00%, 1/25/34, PO.........      1,412
   1,778    Bank of America Mortgage
              Securities, Series 04-1, Class
              PO, 0.00%, 3/25/34, PO.........      1,355
   1,335    Bank of America Mortgage
              Securities, Series 04-4, Class
              APO, 0.00%, 5/25/34, PO........      1,004
   5,000    Bank of America Mortgage
              Securities, Series 04-E, Class
              2A5, 4.13%, 6/25/34*...........      4,896
   1,638    Bank of America Mortgage
              Securities, Series 04-6 Class
              APO, 0.00%, 7/25/34, PO........      1,157
   4,000    Bear Stearns Adjustable Rate
              Mortgage Trust, Series 04-4,
              Class A4, 3.52%, 6/25/34*......      3,887
     511    Bear Stearns Commercial Mortgage
              Securities, Inc., 7.64%,
              2/15/32, Ser. 2000-WF1, Class
              A1.............................        546
   1,706    Cendant Mortgage Corp., Series
              03-9, Class 1P, 0.00%,
              11/25/33, PO...................      1,138
       7    Citicorp Mortgage Securities,
              Inc., Series 94-6, Class A3,
              5.75%, 3/25/09.................          7
     135    Citicorp Mortgage Securities,
              Inc., Series 95-2, Class A7,
              7.50%, 4/25/25.................        135

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
   1,500    Citicorp Mortgage Securities,
              Inc., Series 04-11, Class 1A14,
              6.00%, 11/25/32................      1,505
   1,775    Citicorp Mortgage Securities,
              Inc., Series 03-8, Class APO,
              0.00%, 8/25/33, PO.............      1,043
   1,477    Citigroup Mortgage Loan Trust
              2003-1 W-PO2 Zerocpn, 0.00%,
              10/25/33.......................      1,288
     841    Citigroup Mortgage Loan Trust
              2003-US PO-2 Zerocpn, 0.00%,
              12/25/18.......................        692
     923    Citigroup Mortgage Loan Trust,
              Inc., 0.00%, 12/25/18, Ser.
              2003-UST1, Class 1, PO.........        738
     440    Citigroup Mortgage Loan Trust,
              Inc., 0.00%, 12/25/18, Ser.
              2003-UST1, Class 3, PO.........        376
   4,743    Citigroup Mortgage Loan Trust,
              Inc., Series 03-UST1, Class A1,
              5.50%, 12/25/18................      4,853
     834    Citigroup Mortgage Loan Trust,
              Inc., Series 03-1, Class WA2,
              6.50%, 3/25/33.................        856
   2,275    Citigroup Mortgage Loan Trust,
              Inc., Series 03-UP3, Class A3,
              7.00%, 9/25/33.................      2,375
   1,891    Citigroup Mortgage Loan Trust,
              Inc., Series 03-1, Class PO3,
              0.00%, 10/25/33, PO............      1,347
   2,000    Countrywide Alternative Loan
              Trust, Series 02-8, Class A4,
              6.50%, 7/25/32.................      2,038
   2,082    Countrywide Alternative Loan
              Trust, Series 03-J1, Class PO,
              0.00%, 10/25/33, PO............      1,721
  11,000    Countrywide Asset-Backed
              Certificates, 2.69%, 10/25/33,
              Ser. 2004-AB2, Class A2*.......     11,000
   3,701    Countrywide Home Loan Trust,
              4.16%, 6/20/34, Ser. 2004-HYB3,
              Class 2A*......................      3,681
   5,072    Countrywide Home Loans, Series
              03-J7, Class 4A3, 6.66%,
              8/25/18, IF*...................      4,944
   2,197    Countrywide Home Loans, Series
              03-J10, Class 2A1, 5.00%,
              11/25/18.......................      2,229

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 100

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
   3,965    Countrywide Home Loans, Series
              03-J2, Class A17, 4.98%,
              4/25/33, IF, IO*...............        274
     554    Countrywide Home Loans, Series
              03-18, Class A12, 5.50%,
              7/25/33........................        552
   5,956    Countrywide Home Loans, Series
              03-26, Class 1A6, 3.50%,
              8/25/33........................      5,852
     410    Countrywide Home Loans, Series
              03-44, Class A9, 0.00%,
              10/25/33, PO...................        260
   1,650    Countrywide Home Loans, Series
              04-3, Class PO, 0.00%, 4/25/34,
              PO.............................      1,287
   3,678    Countrywide Home Loans, Inc.,
              4.32%, 5/20/34*................      3,676
      53    DLJ Mortgage Acceptance Corp.,
              Series 98-A, Class A2, 0.00%,
              5/28/28, IF (b)*...............         53
  15,055    First Horizon Mortgage
              Pass-Through Trust, 4.96%,
              2/25/35, Ser. 2004-AR7, Class
              2A1*...........................     15,228
   2,000    First Horizon Mortgage Trust,
              Series 04-4, Class 2A2, 4.50%,
              7/25/19........................      1,977
     440    GSR Mortgage Loan Trust, Series
              04-3F, Class 3A8, 13.50%,
              2/25/34........................        595
      75    Impac Secured Assets Common Owner
              Trust, Series 00-1, Class A8,
              8.15%, 4/25/30.................         75
     518    Kidder Peabody Mortgage Assets
              Trust, Series B, Class A1,
              0.00%, 4/22/18, PO.............        456
   4,832    Master Alternative Loans Trust,
              Series 04-10, Class IAI, 4.50%,
              9/25/19........................      4,785
   2,534    Master Alternative Loans Trust,
              Series 03-8, Class 3A1, 5.50%,
              12/25/33.......................      2,579
   1,172    Master Alternative Loans Trust,
              Series 04-1, Class 30PO, 0.00%,
              2/25/34, PO....................        969
   2,625    Master Alternative Loans Trust,
              Series 04-3, Class 30PO, 0.00%,
              4/25/34, PO....................      2,242
   2,424    Master Alternative Loans Trust,
              Series 04-3, Class 30X1, 6.00%,
              4/25/34, IO....................        375

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
   2,870    Master Alternative Loans Trust,
              Series 04-5, Class 30PO, 0.00%,
              6/25/34, PO....................      2,306
   1,422    Master Alternative Loans Trust,
              Series 04-5, Class 30X1, 6.00%,
              6/25/34, IO....................        208
   1,425    Master Alternative Loans Trust,
              Series 04-6, Class 30X1, 5.50%,
              7/25/34, IO....................        238
   3,718    Master Alternative Loans Trust,
              Series 04-7, Class AX1, 5.50%,
              8/25/34, IO....................        781
   3,588    Master Asset Securitization
              Trust, Series 04-6, Class 2A9,
              5.25%, 11/25/16................      3,668
   1,305    Master Asset Securitization
              Trust, Series 03-10, Class
              15PO, 0.00%, 11/25/18, PO......      1,049
     802    Master Asset Securitization
              Trust, Series 03-11, Class
              15P0, 0.00%, 12/25/18, PO......        666
   2,912    Master Asset Securitization
              Trust, Series 04-8, Class PO,
              0.00%, 8/25/19, PO.............      2,321
   1,482    Master Asset Securitization
              Trust, Series 03-4, Class 5A1,
              5.50%, 5/25/33.................      1,487
     935    Master Asset Securitization
              Trust, Series 04-1, Class 30PO,
              0.00%, 2/25/34, PO.............        690
   1,460    Master Asset Securitization
              Trust, Series 04-3, Class PO,
              0.00%, 3/25/34, PO.............      1,118
   6,208    MASTR Adjustable Rate Mortgage
              Trust, 3.82%, 12/21/34, Ser.
              2004-7, Class 30, PO*..........      6,173
     953    MASTR Alternative Loan Trust,
              0.00%, 8/25/34, Ser. 2004-7,
              Class 30, PO...................        677
   3,428    MASTR Asset Securitization Trust,
              5.00%, 5/25/18, Ser. 2003-4,
              Class 2A2......................      3,477
      13    Merrill Lynch Trust, Series 7,
              Class B, 0.00%, 4/20/18, PO....         13
     513    Merrill Lynch Trust, Series 47,
              Class Z, 8.99%, 10/20/20.......        537
      21    Morgan Stanley Mortgage Trust,
              Series 38, Class 4, 0.00%,
              11/20/21, PO...................         18

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
       8    Morgan Stanley Mortgage Trust,
              Series 39, Class 3, 0.00%,
              12/20/21, PO...................          8
   1,898    Nomura Asset Acceptance Corp.,
              Series 03-A1, Class A7, 5.00%,
              4/25/18........................      1,921
     647    Nomura Asset Acceptance Corp.,
              Series 03-A1, Class A5, 7.00%,
              4/25/33........................        651
   2,398    Nomura Asset Acceptance Corp.,
              Series 03-A1, Class A1, 5.50%,
              5/25/33........................      2,438
   1,627    Nomura Asset Acceptance Corp.,
              Series 03-A1, Class A2, 6.00%,
              5/25/33........................      1,655
   5,836    Nomura Asset Acceptance Corp.,
              Series 04-R2, Class A1, 6.50%,
              10/25/34 (b)*..................      6,084
   1,011    Residential Accredit Loans, Inc.,
              Series 02-QS16, Class A3,
              11.57%, 10/25/17, IF*..........      1,076
   4,358    Residential Accredit Loans, Inc.,
              Series 03-QS3, Class A8, 5.18%,
              2/25/18, IO, IF*...............        386
   2,720    Residential Accredit Loans, Inc.,
              Series 03-QS3, Class A2,
              11.18%, 2/25/18, IF*...........      3,026
   6,938    Residential Accredit Loans, Inc.,
              Series 03-QS9, Class A3, 5.13%,
              5/25/18, IO, IF*...............        649
   2,195    Residential Accredit Loans, Inc.,
              Series 03-QS12, Class A5,
              5.00%, 6/25/18, IO.............        326
   7,476    Residential Accredit Loans, Inc.,
              Series 03-QS13, Class A2A,
              5.18%, 6/25/18, IO, IF*........        734
   7,950    Residential Accredit Loans, Inc.,
              Series 03-QS18, Class A1,
              5.00%, 9/25/18.................      8,039
      85    Residential Accredit Loans, Inc.,
              Series 97-QS9, Class A8, 7.25%,
              9/25/27........................         85
     123    Residential Accredit Loans, Inc.,
              Series 02-QS6, Class A10,
              6.50%, 5/25/32.................        123
  50,547    Residential Accredit Loans, Inc.,
              Series 03-QS13, Class A6,
              0.60%, 7/25/33, IO, IF*........        768
   3,261    Residential Accredit Loans, Inc.,
              Series 04-QS8, Class A2, 5.00%,
              6/25/34........................      3,267

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
   4,334    Residential Accredit Loans, Inc.,
              Series 04-QS10, Class A6,
              6.00%, 7/25/34.................      4,510
   1,061    Residential Asset Securitization
              Trust, Series 03-A13, Class A3,
              5.50%, 1/25/34.................      1,062
   2,191    Residential Funding Mortgage
              Securities I, Inc., Series
              03-S14, Class A4, 0.00%,
              7/25/18, PO....................      1,825
   2,500    Residential Funding Mortgage
              Securities I, Inc., Series
              03-S12, Class 4A5, 4.50%,
              12/25/32.......................      2,377
   4,591    Residential Funding Mortgage
              Securities I, Inc., Series
              03-S7, Class A17, 4.00%,
              5/25/33........................      4,467
   3,000    Residential Funding Mortgage
              Securities I, Inc., Series
              02-S13, Class A3, 5.50%,
              6/25/33........................      2,944
     475    Residential Funding Securities
              Corp., Series 02-RM1, Class
              API, 0.00%, 12/25/17, PO.......        428
     785    Residential Funding Securities
              Corp., Series 03-RM2, Class
              AP3, 0.00%, 5/25/33, PO........        619
   1,294    Salomon Brothers Mortgage
              Securities Trust VII, Series
              03-UP2, Class P01, 0.00%,
              12/25/18, PO...................      1,217
      83    Salomon Brothers Mortgage
              Securities Trust VII, Series
              00-UP1, Class A2, 8.00%,
              9/25/30........................         85
   5,666    Structured Adjustable Rate
              Mortgage Loan, Series 04-6,
              Class 5A4, 5.02%, 6/25/34*.....      5,732
   2,000    Structured Asset Securities
              Corp., 5.00%, 4/25/18, Ser.
              2003-8, Class 1A2..............      2,009
     563    Structured Asset Securities
              Corp., Series 02-10H, Class
              1AP, 0.00%, 5/25/32, PO........        485
     664    Vendee Mortgage Trust, Series
              02-2, Class J, 6.00%,
              1/15/09........................        678
   1,783    Vendee Mortgage Trust, Series
              01-1, Class 2J, 7.00%,
              5/15/10........................      1,886
     165    Vendee Mortgage Trust, Series
              94-2, Class 3ZA, 6.50%,
              2/15/20........................        165
   1,909    Vendee Mortgage Trust, Series
              03-1, Class B, 5.75%,
              12/15/20.......................      1,931
   3,262    Vendee Mortgage Trust, Series
              96-1, Class 1Z, 6.75%,
              2/15/26........................      3,489

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 102

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
   1,949    Vendee Mortgage Trust, Series
              96-2, Class 1Z, 6.75%,
              6/15/26........................      2,062
   3,615    Vendee Mortgage Trust, Series
              97-1, Class 2Z, 7.50%,
              2/15/27........................      3,982
   3,000    Vendee Mortgage Trust, Series
              98-1, Class 2E, 7.00%,
              9/15/27........................      3,223
   1,711    Washington Mutual Mortgage
              Securities Corp 2004-RA, 0.00%,
              4/25/19........................      1,421
   3,000    Washington Mutual Mortgage
              Securities Corp., Series 03-S8,
              Class A6, 4.50%, 9/25/18.......      2,902
     811    Washington Mutual Mortgage
              Securities Corp., Series
              03-S10, Class A6, 0.00%,
              10/25/18, PO...................        599
   1,500    Washington Mutual Mortgage
              Securities Corp., Series
              03-AR7, Class A6, 3.03%,
              8/25/33*.......................      1,448
     946    Washington Mutual Mortgage
              Securities Corp., Series 03-S9,
              Class P, 0.00%, 10/25/33, PO...        669
   2,300    Wells Fargo Mortgage Backed
              Securities Trust, Series 03-8,
              Class A9, 4.50%, 8/25/18.......      2,215
   3,506    Wells Fargo Mortgage Backed
              Securities Trust, Series 03-11,
              Class 1APO, 0.00%, 10/25/18,
              PO.............................      2,851
   7,000    Wells Fargo Mortgage Backed
              Securities Trust, Series 03-11,
              Class 1A4, 4.75%, 10/25/18.....      6,991
   2,710    Wells Fargo Mortgage Backed
              Securities Trust, Series 03-13,
              Class A7, 4.50%, 11/25/18......      2,559
  67,879    Wells Fargo Mortgage Backed
              Securities Trust, Series 03-16,
              Class 2AI0, 0.12%, 12/25/18,
              IO*............................        291
   9,586    Wells Fargo Mortgage Backed
              Securities Trust, Series 04-7,
              Class 2A2, 5.00%, 7/25/19......      9,691
   3,555    Wells Fargo Mortgage Backed
              Securities Trust, Series 03-17,
              Class APO, 0.00%, 1/25/34,
              PO.............................      2,507
     909    Wells Fargo Mortgage Backed
              Securities Trust, Series 04-1,
              Class A11, 0.00%, 1/25/34......        453
   8,586    Wells Fargo Mortgage Backed
              Securities Trust, 5.50%,
              1/25/34, Ser. 2003-17, Class
              2A4............................      8,564

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
   7,110    Wells Fargo Mortgage Backed
              Securities Trust, Series 09-05,
              Class A5, 3.54%, 9/25/34*......      6,954
   1,563    Wells Fargo Mortgage Backed
              Securities Trust, Series 04-Q,
              Class 1A3, 4.95%, 9/25/34*.....      1,556
  13,000    Wells Fargo Mortgage Backed
              Securities Trust, 4.59%,
              1/25/35, Ser. 2004-BB, Class
              A4*............................     13,055
                                               ---------
  Total Collateralized Mortgage Obligations      270,883
                                               ---------
U.S. GOVERNMENT AGENCY MORTGAGES (69.3%):
Fannie Mae (27.7%):
       0    758.75%, 1/25/06, Series 91-4,
              Class N, HB....................          0
       0    778.65%, 1/25/06, Series 91-4,
              Class H, HB....................          0
       0    908.75%, 3/25/06, Series 91-20,
              Class M, HB....................          0
       0    1008.25%, 4/25/06, Series 91-33,
              Class J, HB....................          0
       0    1087.97%, 6/25/06, Series 91-71,
              Class E, HB....................          1
       0    1182.75%, 9/25/06, Series 91-133,
              Class L, HB....................          1
     351    7.00%, 9/25/07, Series 92-170,
              Class K........................        362
      92    8.50%, 12/1/07, Pool #420646.....         93
     625    7.00%, 1/25/08, Series 93-8,
              Class H........................        645
     314    6.50%, 4/1/08, Pool #629154......        326
      62    2.86%, 5/25/08, Series 93-72,
              Class F*.......................         62
     209    6.00%, 6/1/08, Pool #251827......        218
     290    7.00%, 7/25/08, Series 93-131,
              Class Z........................        299
     474    0.00%, 9/25/08, Series 96-20,
              Class L, PO....................        457
     121    13.00%, 9/25/08, Series 93-175,
              Class SA, IF*..................        133
     212    14.28%, 9/25/08, Series 93-164,
              Class SA, IF*..................        235
     491    0.00%, 10/25/08, Series 96-24,
              Class B, PO....................        476
      59    2.86%, 10/25/08, Series 93-196,
              Class FA*......................         59
     178    8.29%, 10/25/08, Series 93-192,
              Class SC, IF*..................        186

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
      59    9.25%, 10/25/08, Series 93-196,
              Class SB, IF*..................         62
     928    12.78%, 10/25/08, Series 93-94,
              Class S, IF*...................      1,007
     130    18.59%, 10/25/08, Series 93-196,
              Class SA, IF*..................        150
      43    11.57%, 12/25/08, Series 93-233,
              Class SC, IF*..................         47
     776    13.50%, 12/25/08, Series 93-234,
              Class SC, IF*..................        876
     608    17.04%, 2/25/09, Series 94-13,
              Class SK, IF*..................        687
   3,209    6.00%, 3/25/09, Series 94-34,
              Class DZ.......................      3,308
      22    6.50%, 3/25/09, Series 95-13,
              Class B........................         22
   1,663    11.40%, 3/25/09, Series 02-8,
              Class SR, IF*..................      1,817
     417    6.50%, 4/1/09, Pool #190830......        437
     342    6.50%, 4/1/09, Pool #190760......        362
   1,547    10.21%, 11/25/09, Series 02-73,
              Class S, IF*...................      1,641
      38    9.00%, 2/1/10, Pool #303165......         39
     222    8.00%, 4/1/11, Pool #738780......        236
     894    6.50%, 7/1/11, Pool #545431......        949
   1,572    6.00%, 7/15/11, Series 2480,
              Class PV.......................      1,648
     585    8.50%, 9/1/11, Pool #724433......        624
     559    8.50%, 9/1/11, Pool #74417.......        597
   1,686    5.50%, 6/1/12, Pool #254368......      1,746
     906    8.00%, 11/1/12, Pool #535710.....        963
   3,755    5.00%, 11/25/12, Series 03-16,
              Class PI, IO...................        258
     800    6.50%, 12/25/12, Series 02-9,
              Class VE.......................        825
   2,235    5.50%, 5/1/13, Pool #254827......      2,332
   1,039    5.50%, 5/1/13, Pool #254774......      1,085
     232    10.25%, 7/15/13, Pool #100121....        256
     227    6.50%, 9/1/13, Pool #251982......        240
   1,501    11.17%, 11/25/13, Series 93-230,
              Class SG, IF*..................      1,616
     336    17.29%, 12/25/13, Series 93-225,
              Class SG, IF*..................        391
   2,000    4.50%, 1/25/14, Series 03-128,
              Class KE.......................      2,022
   1,213    6.00%, 2/1/14, Pool #190632......      1,268
   1,500    4.50%, 3/25/15, Series 03-65,
              Class CI, IO...................        250
     341    8.00%, 6/1/15, Pool #535377......        363
     306    8.00%, 9/1/15, Pool #535460......        326

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
     392    8.00%, 11/1/15, Pool #535852.....        417
   3,000    5.00%, 11/25/15, Series 02-74,
              Class PD.......................      3,066
   3,845    6.00%, 11/25/15, Series 01-59,
              Class VB.......................      3,927
   2,000    6.00%, 11/25/15, Series 01-49,
              Class DQ.......................      2,057
   2,000    6.50%, 11/25/15, Series 01-52,
              Class XN.......................      2,107
     548    8.00%, 12/1/15, Pool #650496.....        583
   1,000    6.00%, 12/25/15, Series 01-78,
              Class VB.......................      1,020
     142    12.50%, 1/1/16, Pool #303306.....        160
   4,000    5.00%, 1/25/16, Series 02-74,
              Class LD.......................      4,086
      46    9.00%, 2/1/16, Pool #573019......         50
   5,159    5.23%, 3/25/16, Series 03-8,
              Class SB, IO, IF*..............        447
   2,000    6.00%, 3/25/16, Series 01-5,
              Class OW.......................      2,088
   1,198    6.00%, 4/15/16, Series 2458,
              Class OD.......................      1,222
   1,743    6.00%, 6/1/16, Pool #583745......      1,828
     104    6.50%, 6/1/16, Pool #368930......        110
   7,565    6.00%, 8/15/16, Series 2344,
              Class QG.......................      7,877
     925    5.00%, 12/1/16, Pool #615017.....        941
   1,215    7.00%, 12/1/16, Pool #742771.....      1,288
   4,000    6.00%, 12/25/16, Series 01-71,
              Class QE.......................      4,178
   1,000    6.00%, 12/25/16, Series 01-74,
              Class MB.......................      1,063
   2,000    7.00%, 12/25/16, Series 01-61,
              Class VB.......................      2,138
   1,000    4.50%, 2/25/17, Series 03-86,
              Class PX.......................      1,007
   2,000    5.50%, 2/25/17, Series 02-3,
              Class PG.......................      2,056
   2,718    5.50%, 3/1/17, Pool #638411......      2,808
   1,192    6.50%, 3/1/17, Pool #627139......      1,264
   1,126    7.00%, 3/1/17, Pool #636917......      1,193
   1,030    7.50%, 3/1/17, Pool #637095......      1,093
   4,000    5.50%, 3/25/17, Series 02-11,
              Class QG.......................      4,173
   1,711    13.52%, 3/25/17, Series 02-9,
              Class ST*......................      1,921
     158    7.00%, 4/1/17, Pool #635028......        167
       8    7.00%, 4/1/17, Pool #44699.......          8
   2,000    4.50%, 4/25/17, Series 03-27,
              Class DW.......................      1,987

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 104

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
   9,000    5.50%, 4/25/17, Series 02-18,
              Class PC.......................      9,429
   3,000    6.00%, 4/25/17, Series 02-19,
              Class PE.......................      3,153
     903    7.00%, 5/1/17, Pool #254353......        958
   2,085    7.00%, 5/1/17, Pool #641191......      2,210
     778    7.00%, 6/1/17, Pool #650505......        825
      35    9.50%, 7/1/17, Series 59, Class
              2, IO..........................          7
     399    6.00%, 8/1/17, Pool #666358......        418
   1,995    7.00%, 8/1/17, Pool #254454......      2,115
   1,913    0.00%, 8/25/17, Series 03-106,
              Class PO, PO...................      1,657
   1,386    5.50%, 9/1/17, Pool #665775......      1,431
   1,141    7.00%, 9/1/17, Pool #672400......      1,210
      86    10.00%, 9/1/17, Series 23, Class
              2, IO..........................         19
  11,562    5.50%, 9/25/17, Series 02-56,
              Class UC.......................     11,994
   3,000    5.50%, 9/25/17, Series 02-55,
              Class QE.......................      3,109
     559    7.50%, 10/1/17, Pool #665498.....        593
   1,800    5.50%, 10/25/17, Series 02-63,
              Class LB.......................      1,870
     661    6.00%, 11/1/17, Pool #668811.....        693
     584    6.50%, 12/1/17, Pool #254608.....        619
   2,259    8.00%, 1/25/18, Series 92-7,
              Class Q........................      2,410
     552    6.50%, 2/25/18, Series 01-64,
              Class VB.......................        552
     502    9.25%, 4/25/18, Series 88-7,
              Class Z........................        545
     106    9.00%, 5/1/18, Pool #426836......        119
      29    0.00%, 5/25/18, Series 88-11,
              Class D, PO....................         26
     851    5.00%, 6/1/18....................        865
   1,580    5.00%, 6/1/18....................      1,607
   1,692    5.00%, 6/1/18, Pool #709877......      1,720
   3,098    5.00%, 6/1/18, Pool #707826......      3,151
   4,000    6.50%, 6/25/18, Series 02-16,
              Class VD.......................      4,061
   2,975    4.00%, 7/1/18, Pool #721608......      2,910
   2,075    4.50%, 7/1/18, Pool #720393......      2,073
   1,125    6.00%, 7/1/18, Pool #254858......      1,179
   2,000    4.50%, 9/25/18, Series 03-81,
              Class LC.......................      1,952
   1,792    6.41%, 9/25/18, Series 03-92,
              Class SH, IF*..................      1,654

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
   1,423    5.00%, 11/1/18, Pool #740462.....      1,447
     310    9.85%, 11/1/18, Series 97-77,
              Class M........................        341
     225    10.50%, 11/1/18, Pool #550942....        250
      24    9.50%, 12/25/18, Series 88-29,
              Class B........................         26
     185    3.41%, 3/1/19, Pool #116612*.....        188
   2,796    4.50%, 3/1/19, Pool #742078......      2,789
     132    11.00%, 4/1/19, Pool #550294.....        148
   3,220    4.00%, 4/25/19, Series 04-22,
              Class A........................      3,082
      84    10.30%, 4/25/19, Series 89-19,
              Class A........................         92
      50    10.45%, 4/25/19, Series 89-21,
              Class G........................         54
     148    6.90%, 6/25/19, Series 89-27,
              Class Y........................        154
     259    10.00%, 7/1/19, Pool #559204.....        287
   1,378    5.50%, 9/1/19....................      1,425
     122    8.00%, 10/25/19, Series 89-70,
              Class G........................        131
      68    9.00%, 11/25/19, Series 89-89,
              Class H........................         74
      70    9.40%, 11/25/19, Series 89-78,
              Class H........................         77
   1,507    7.50%, 12/25/19, Series 99-57,
              Class Z........................      1,607
   4,755    6.00%, 2/25/20, Series 01-28,
              Class VB.......................      4,846
   2,000    6.00%, 2/25/20, Series 02-7,
              Class QM.......................      2,033
     216    7.00%, 4/1/20, Pool #408002......        230
      64    5.50%, 6/25/20, Series 90-60,
              Class K........................         66
      85    11.00%, 8/20/20, Pool #100120....         95
      57    5.50%, 8/25/20, Series 90-93,
              Class G........................         58
     257    6.50%, 8/25/20, Series 90-102,
              Class J........................        263
       1    1118.04%, 8/25/20, Series 90-95,
              Class J, HB....................         30
      30    17.97%, 11/25/20, Series 90-134,
              Class SC, IF*..................         38
       2    652.15%, 12/25/20, Series 90-140,
              Class K, HB....................         41
       0    908.50%, 2/25/21, Series 91-7,
              Class K, HB*...................          7
     496    10.19%, 6/25/21, Pool #458063....        555

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
       1    1009.00%, 6/25/21, Series 91-60,
              Class PM, HB...................         19
     451    7.50%, 9/1/21, Pool #254002......        485
   1,363    3.85%, 12/25/21, Series G92-4,
              Class F, IF*...................      1,376
     725    7.00%, 1/25/22, Series G92-15,
              Class Z........................        755
     760    8.50%, 1/25/22, Series G92-7,
              Class JQ.......................        825
   1,987    6.50%, 2/25/22, Series 02-1,
              Class HC.......................      2,078
     262    7.00%, 2/25/22, Series G92-14,
              Class Z........................        277
     256    7.50%, 2/25/22, Series 92-38,
              Class Z........................        266
     168    7.70%, 2/25/22, Series G92-12,
              Class B........................        180
     351    3.71%, 3/25/22, Series 92-33,
              Class F*.......................        351
     785    4.00%, 5/25/22, Series 03-79,
              Class NM.......................        774
     954    7.50%, 5/25/22, Series 92-73,
              Class H........................        999
       0    8965.20%, 5/25/22, Series G92-27,
              Class SQ, HB, IF*..............         77
     435    7.00%, 6/17/22, Series G94-13,
              Class J........................        446
     348    5.50%, 6/25/22, Series 02-91,
              Class UH, IO...................         60
     118    7.50%, 6/25/22, Series 92-101,
              Class J........................        121
   5,463    3.00%, 7/25/22, Series 03-68,
              Class QP.......................      5,222
     168    7.00%, 7/25/22, Series G92-42,
              Class Z........................        178
   6,017    8.00%, 7/25/22, Series G92-44,
              Class ZQ.......................      6,564
     126    6.50%, 8/25/22, Series 96-59,
              Class J........................        132
     857    7.50%, 9/25/22, Series G92-54,
              Class ZQ.......................        914
     174    0.00%, 10/25/22, Series G92-62,
              Class B, PO....................        154
   1,068    7.00%, 10/25/22, Series G92-61,
              Class Z........................      1,141
   2,296    7.50%, 10/25/22, Series 92-188,
              Class PZ.......................      2,491
   9,349    6.50%, 12/1/22, Pool #555791.....      9,871

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
   1,500    5.00%, 12/25/22, Series 03-122,
              Class TE.......................      1,510
     207    9.59%, 12/25/22, Series 93-225,
              Class VO, IF*..................        215
   1,019    7.90%, 1/25/23, Series G93-1,
              Class KA.......................      1,096
   1,418    0.00%, 2/25/23, Series 93-51,
              Class B, PO....................      1,377
     192    0.00%, 2/25/23, Series 93-108,
              Class D, PO....................        177
   1,078    6.12%, 2/25/23, Series 93-27,
              Class S*.......................      1,022
   3,898    8.00%, 3/1/23, Series 213, Class
              2, IO..........................        765
   2,277    7.50%, 3/25/23, Series 93-25,
              Class J........................      2,432
     488    7.50%, 3/25/23, Series 93-31,
              Class K........................        527
     721    6.00%, 4/25/23, Series G93-17,
              Class SI, IF*..................        728
   3,951    7.00%, 4/25/23, Series 93-54,
              Class Z........................      4,217
   1,960    13.13%, 4/25/23, Series 98-43,
              Class SA, IF, IO*..............        641
     262    15.96%, 4/25/23, Series 93-62,
              Class SA, IF*..................        316
     203    3.67%, 5/25/23, Series 93-97,
              Class FA*......................        208
   4,650    5.50%, 5/25/23, Series 03-41,
              Class PE.......................      4,835
     102    6.50%, 5/25/23, Series 93-204,
              Class PE, IO...................         11
   1,876    0.00%, 6/25/23, Series 93-257,
              Class C, PO....................      1,716
   5,795    5.00%, 6/25/23, Series 03-83,
              Class PG.......................      5,804
  23,003    5.23%, 6/25/23, Series 03-80,
              Class SY, IO, IF*..............      2,780
     193    6.25%, 7/1/23, Pool #130057......        202
     318    3.37%, 8/25/23, Series 93-162,
              Class F*.......................        327
   2,964    6.55%, 8/25/23, Series 96-14,
              Class SE, IO, IF*..............        498
     140    0.00%, 9/25/23, Series 93-228,
              Class G, PO....................        120
   1,905    7.00%, 9/25/23, Series 93-167,
              Class GA.......................      1,981
      85    10.70%, 9/25/23, Series 93-165,
              Class SD, IF*..................         90

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 106

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
     661    3.51%, 10/25/23, Series 93-189,
              Class FB*......................        653
     863    21.18%, 10/25/23, Series 93-179,
              Class SB, IF*..................      1,111
   2,500    5.45%, 11/25/23, Series 03-106,
              Class US, IF*..................      1,830
      81    3.02%, 12/25/23, Series 93-230,
              Class FA*......................         82
   3,715    7.00%, 12/25/23, Series 93-250,
              Class Z........................      3,888
   1,431    16.04%, 12/25/23, Series 02-1,
              Class UD, IF*..................      1,649
      95    10.00%, 2/1/24, Pool #479469.....        105
     128    9.00%, 3/1/24, Series 265, Class
              2..............................        136
   1,000    6.50%, 3/25/24, Series 94-37,
              Class L........................      1,052
   3,000    5.50%, 7/25/24, Series 04-53,
              Class NC.......................      3,095
     450    9.00%, 11/1/24, Pool #544983.....        501
     289    8.50%, 1/25/25, Series 95-2,
              Class Z........................        314
     550    9.00%, 10/1/25, Pool #547543.....        613
     109    9.00%, 11/1/25, Pool #561547.....        121
     281    8.50%, 4/1/26, Pool #755985......        310
      23    9.00%, 4/1/26, Pool #446278......         25
     267    9.00%, 7/1/26, Pool #414340......        298
     390    9.00%, 9/1/26, Pool #562278......        435
      87    9.00%, 1/1/27, Pool #568242......         96
     255    0.00%, 2/1/27, Series 285, Class
              1, PO..........................        227
     958    8.50%, 2/17/27, Series G97-2,
              Class ZA.......................      1,013
     618    8.00%, 3/1/27, Pool #689977......        672
   1,171    1.84%, 3/25/27, Series 97-20,
              Class IO, IO*..................         59
     256    7.50%, 4/18/27, Series 97-27,
              Class J........................        273
     229    8.00%, 4/18/27, Series 97-24,
              Class Z........................        242
     403    8.00%, 6/1/27, Pool #695533......        439
     212    3.61%, 9/1/27, Pool #54844*......        218
     547    8.50%, 12/1/27, Pool #756020.....        600
     234    7.00%, 12/18/27, Series 97-81,
              Class PL, IO...................         43
   1,500    6.00%, 3/25/28, Series 02-59,
              Class AC.......................      1,610
     633    8.00%, 6/1/28, Pool #535183......        689
   1,352    8.00%, 7/1/28, Pool #756015......      1,472
      89    9.50%, 7/1/28, Pool #457268......        101

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
     654    6.00%, 7/18/28, Series 98-36,
              Class J........................        669
   4,585    6.00%, 7/18/28, Series 98-36,
              Class ZB.......................      4,712
   1,180    7.00%, 10/1/28, Pool #252155.....      1,258
     370    7.00%, 11/1/28, Pool #527285.....        394
   4,594    8.00%, 11/1/28, Pool #755973.....      4,998
     618    6.00%, 12/1/28, Pool #455759.....        641
     861    4.08%, 3/1/29, Pool #303532*.....        865
   3,074    6.50%, 3/1/29, Pool #252409......      3,247
   1,481    4.50%, 5/1/29, Pool #776702......      1,433
   1,999    6.00%, 7/25/29, Series 02-W5,
              Class A6.......................      2,004
   1,457    7.50%, 12/18/29, Series 99-62,
              Class PB.......................      1,557
   1,606    7.00%, 12/25/29, Series 02-36,
              Class HZ.......................      1,645
     802    8.50%, 2/1/30, Pool #567036......        882
      75    8.50%, 3/1/30, Pool #253275......         82
     162    8.50%, 6/1/30, Pool #535442......        178
   1,045    9.00%, 8/1/30, Pool #787741......      1,164
   1,827    5.68%, 11/25/30, Series 02-W5,
              Class A10, IF, IO*.............        144
     261    8.50%, 1/25/31, Series 00-52,
              Class IO, IO...................         40
   2,378    7.00%, 3/25/31, Series 01-7,
              Class PF.......................      2,493
   2,624    6.00%, 5/25/31, Series 01-31,
              Class VD.......................      2,751
     834    9.00%, 6/1/31, Pool #736113......        929
   2,829    6.00%, 7/25/31, Series 01-33,
              Class ID, IO...................        438
   1,452    8.50%, 7/25/31, Series 01-49,
              Class LZ.......................      1,663
   1,565    6.50%, 8/1/31, Pool #598559......      1,656
   2,300    7.00%, 8/25/31, Series 01-36,
              Class DE.......................      2,441
   1,674    7.00%, 9/25/31, Series 01-44,
              Class PD.......................      1,754
   3,931    7.00%, 9/25/31, Series 01-44,
              Class PU.......................      4,120
     819    15.70%, 10/25/31, Series 03-52,
              Class SX, IF*..................        944
     606    7.00%, 11/1/31, Pool #613000.....        643
   1,863    6.00%, 11/25/31, Series 02-74,
              Class VA.......................      1,913
   3,000    6.00%, 11/25/31, Series 02-74,
              Class VB.......................      3,115
   1,996    7.00%, 11/25/31, Series 01-61,
              Class Z........................      2,134

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
   2,250    11.84%, 12/25/31, Series 01-72,
              Class SX*......................      2,370
   1,042    7.00%, 1/1/32, Pool #610591......      1,105
   1,005    17.33%, 2/25/32, Series 02-1,
              Class SA, IF*..................      1,190
   2,367    5.60%, 3/15/32, Series 2450,
              Class SW, IF, IO*..............        234
   7,559    1.60%, 3/25/32, Series 02-12,
              Class SJ, IF, IO*..............        374
     573    10.00%, 3/25/32, Series 02-13,
              Class ST*......................        621
   2,000    6.50%, 4/25/32, Series 02-59,
              Class VB.......................      2,064
   3,347    6.50%, 4/25/32, Series 02-59,
              Class VA.......................      3,385
     957    7.00%, 5/1/32, Pool #644694......      1,015
   2,000    5.50%, 5/25/32, Series 04-25,
              Class PB.......................      2,061
   1,500    5.50%, 5/25/32, Series 04-36,
              Class PB.......................      1,576
     640    7.00%, 6/1/32, Pool #649734......        679
   1,182    6.50%, 6/25/32, Series 02-37,
              Class Z........................      1,243
     673    7.00%, 8/1/32, Pool #668825......        713
   2,269    7.00%, 8/1/32, Pool #649624......      2,416
     567    5.41%, 11/1/32, Pool #672157*....        572
     732    8.50%, 11/25/32, Ser. 2004-61,
              Class SK*......................        770
   1,139    6.00%, 12/1/32, Pool #668562.....      1,179
     642    6.00%, 12/1/32, Pool #675555.....        665
   3,496    10.05%, 12/25/32, Series 02-77,
              Class S, IF*...................      3,654
   1,381    7.00%, 2/1/33, Pool #653815......      1,464
   1,195    6.00%, 3/1/33, Pool #688625......      1,236
   1,036    6.00%, 3/1/33, Pool #695584......      1,072
     894    6.00%, 3/1/33, Pool #674349......        924
     970    6.00%, 3/1/33, Pool #688655......      1,005
   2,000    4.00%, 4/25/33, Series 03-22,
              Class UD.......................      1,685
   1,752    6.00%, 5/25/33, Series 03-39,
              Class IO, IO*..................        337
   8,845    4.68%, 6/25/33, Series 04-4,
              Class QI, IO, IF*..............        737
   1,381    9.37%, 7/25/33*..................      1,355
   2,091    0.00%, 8/1/33, Series 340, Class
              1, PO..........................      1,572
     809    4.00%, 8/1/33, Pool #726912A.....        754
     988    4.00%, 8/1/33, Pool #753696......        920

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
     860    6.50%, 8/1/33, Pool #726914......        902
   2,688    0.00%, 8/25/33, Series 03-132,
              Class 0A, PO...................      2,171
     568    5.82%, 8/25/33, Series 03-74,
              Class SH, IF*..................        470
     942    6.00%, 9/1/33, Pool #752786......        976
   1,643    6.00%, 9/1/33, Pool #737825......      1,700
   1,730    8.47%, 9/25/33, Series 03-91,
              Class SD*......................      1,680
   2,455    0.00%, 10/25/33, Series 03-101,
              Class FW, IF*..................      2,193
  16,963    5.18%, 11/25/33, Series 03-116,
              Class SB, IO*..................      1,596
   8,966    5.50%, 12/1/33, Pool #725017.....      9,112
   2,015    5.50%, 1/1/34, Pool #759424......      2,048
   1,500    5.50%, 1/25/34, Series 04-25,
              Class PC.......................      1,537
   4,171    7.89%, 1/25/34, Series 03-130,
              Class SX, IF*..................      4,220
   5,818    18.93%, 2/25/34, Series 04-10,
              Class SC, IF*..................      7,006
     956    5.50%, 3/1/34, Pool #767378......        971
     458    5.50%, 3/1/34, Pool #767378......        466
   1,399    5.50%, 3/1/34, Pool #751182......      1,421
   2,935    5.45%, 3/25/34, Series 04-14,
              Class CD, PO*..................      2,233
   5,834    4.00%, 4/1/34, Pool #776565......      5,434
   3,739    0.00%, 4/25/34, Series 04-21,
              Class CO, PO...................      2,213
   7,000    5.90%, 4/25/34, Series 04-58,
              Class ST*......................      6,995
   6,562    12.88%, 4/25/34, Series 04-25,
              Class SA, IF*..................      7,214
   3,842    12.88%, 5/25/34, Series 04-36,
              Class SA, IF*..................      4,232
   1,428    9.41%, 7/25/34, Ser. 2004-51,
              Class SY*......................      1,431
   2,500    0.00%, 12/25/34, Ser. 2004-92,
              Class JO.......................      1,934
     358    0.00%, 12/25/41, Series 01-T10,
              Class PO, PO...................        275
     885    6.50%, 10/25/42, Series 03-W4,
              Class 2A.......................        923
   3,600    4.75%, 12/25/42, Series 03-W8,
              Class 1A3......................      3,608
   4,348    6.50%, 12/25/42, Series 03-W1,
              Class 1A1......................      4,528

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 108

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
   2,386    7.50%, 12/25/42, Series 03-W1,
              Class 2A.......................      2,553
   7,507    7.00%, 2/25/44, Series 04-W2,
              Class 2A2......................      7,947
                                               ---------
                                                 455,067
                                               ---------
Freddie Mac (32.9%):
       1    1008.50%, 5/15/06, Series 1072,
              Class A, HB*...................          1
       0    1008.00%, 6/15/06, Series 1098,
              Class M, HB*...................          0
     473    7.00%, 9/15/06, Series 1527,
              Class KD.......................        479
      67    7.00%, 3/15/07, Series 1205,
              Class G........................         66
       9    8.50%, 5/1/07, Pool #277261......         10
     767    7.50%, 5/15/07, Series 1246,
              Class J........................        775
   2,893    7.50%, 5/15/07, Series 1263,
              Class H........................      2,921
       0    981.87%, 6/15/07, Series 1298,
              Class L, HB....................          1
     306    4.50%, 11/15/07, Series 1404,
              Class FA.......................        308
       3    8.50%, 2/1/08, Pool #252763......          3
     105    6.56%, 2/15/08, Series 1465,
              Class SA, IF, IO*..............          5
      44    3.60%, 5/15/08, Series 1506,
              Class F*.......................         44
     383    6.50%, 5/15/08, Series 1539,
              Class PI.......................        391
   3,000    6.50%, 5/15/08, Series 1512,
              Class J........................      3,111
   1,473    6.50%, 5/15/08, Series 1513,
              Class N........................      1,515
     721    7.50%, 7/1/08, Gold Pool
              #G10107........................        762
     176    8.50%, 7/15/08, Series 1549,
              Class K........................        183
     693    10.60%, 7/15/08, Series 1544,
              Class J, IF*...................        729
     297    0.00%, 8/15/08, Series 1900,
              Class T, PO....................        287
     184    3.52%, 11/15/08, Series 1606,
              Class M*.......................        185
     761    6.00%, 11/15/08, Series 1807,
              Class A........................        781
     589    17.76%, 11/15/08, Series 1606,
              Class SC, IF*..................        677

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   1,477    6.50%, 12/15/08, Series 1647,
              Class PK.......................      1,524
     104    8.50%, 12/15/08, Series 1625,
              Class SH, IF*..................        107
     218    12.75%, 12/15/08, Series 1625,
              Class SG, IF*..................        231
     811    14.17%, 12/15/08, Series 1649,
              Class S, IF*...................        899
   1,901    5.50%, 2/15/09, Series 2410,
              Class HC.......................      1,936
   1,688    11.43%, 2/15/09, Series 2412,
              Class SE*......................      1,835
       2    7.50%, 3/1/09, Pool #258089......          2
     185    10.20%, 3/15/09, Series 1698,
              Class SC, IF*..................        205
      34    8.00%, 4/1/09, Pool #181504......         35
     779    6.50%, 5/1/09, Gold Pool
              #G11216........................        817
   1,007    10.24%, 10/15/09, Series 2517,
              Class SE, IF*..................      1,065
     583    7.50%, 9/1/10, Gold Pool
              #E62448........................        616
     996    6.00%, 2/15/11, Series 2389,
              Class VA.......................      1,032
     640    7.50%, 8/1/11, Gold Pool
              #E20258........................        679
   1,215    8.00%, 9/15/11, Series 1492,
              Class VC.......................      1,241
     191    6.50%, 8/1/12, Gold Pool
              #E67412........................        202
   1,612    6.50%, 12/15/12, Series 2419,
              Class VG.......................      1,642
   1,438    7.00%, 12/15/12, Series 1560,
              Class PN.......................      1,502
     215    6.50%, 1/1/13, Gold Pool
              #E68800........................        228
     545    6.30%, 1/15/13, Series 2025,
              Class PE.......................        565
   2,254    6.50%, 5/15/13, Series 2055,
              Class OE.......................      2,352
      38    7.00%, 6/15/13, Series 1540,
              Class IA.......................         41
   3,392    6.00%, 8/15/13, Series 2513,
              Class VA.......................      3,453
   2,556    5.50%, 10/15/13, Series 2527,
              Class VU.......................      2,650
   1,654    6.50%, 10/15/13, Series 1596,
              Class D........................      1,730
     121    6.50%, 10/15/13, Series 1844,
              Class E........................        123

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   4,563    6.00%, 12/15/13, Series 2102,
              Class TU.......................      4,749
   6,000    6.00%, 12/15/13, Series 2102,
              Class TC.......................      6,275
     202    6.00%, 1/1/14, Gold Pool
              #F80035........................        211
   4,262    6.00%, 1/15/14, Series 2115,
              Class PE.......................      4,435
   1,769    6.00%, 2/15/14, Series 2594,
              Class VP.......................      1,845
   5,089    6.00%, 3/15/14, Series 2594,
              Class VA.......................      5,324
     116    6.50%, 3/15/14, Series 2135,
              Class UK, IO...................         18
      71    7.25%, 3/15/14, Series 1688,
              Class W........................         78
   1,900    6.50%, 5/15/14, Series 2312,
              Class KV.......................      1,945
      52    7.00%, 5/15/14, Series 2299,
              Class G........................         52
   3,000    5.00%, 7/15/14, Series 2557,
              Class WJ.......................      3,070
     983    6.00%, 7/15/14, Series 2405,
              Class PC.......................        986
     541    7.50%, 10/1/14, Gold Pool
              #G11169........................        574
   2,830    7.00%, 12/1/14, Gold Pool
              #P60089........................      3,003
   1,401    5.00%, 2/15/15, Series 2638,
              Class IA, IO...................         48
   2,125    5.50%, 5/15/15, Series 2391,
              Class QT.......................      2,151
     885    5.50%, 5/15/15, Series 2391,
              Class QE.......................        898
     106    12.00%, 8/1/15, Pool #170269.....        118
   1,422    6.50%, 9/15/15, Series 2353,
              Class PC.......................      1,435
   7,087    5.06%, 10/15/15, Series 2668,
              Class SB*......................      6,844
     400    8.50%, 11/15/15, Series 2496,
              Class LD.......................        406
     753    7.50%, 12/1/15, Gold Pool
              #E83879........................        799
   3,000    5.50%, 12/15/15, Series 2500,
              Class GD.......................      3,066
   4,000    5.50%, 2/15/16, Series 2500,
              Class TD.......................      4,094
   2,673    7.00%, 3/1/16, Gold Pool
              #P60090........................      2,837
   5,091    5.00%, 5/15/16, Series 2721,
              Class PI, IO...................        455

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   4,000    5.50%, 6/15/16, Series 2498,
              Class UD.......................      4,122
       1    7.50%, 7/1/16, Pool #274081......          1
   1,000    6.50%, 7/15/16, Series 2322,
              Class VN.......................      1,021
   1,232    5.02%, 9/15/16, Series 2672,
              Class SJ, IF*..................      1,165
   1,850    6.00%, 9/15/16, Series 2358,
              Class PD.......................      1,936
   4,579    6.00%, 9/15/16, Series 2360,
              Class PG.......................      4,754
   2,250    6.00%, 9/15/16, Series 2353,
              Class TD.......................      2,368
   3,000    6.00%, 9/15/16, Series 2359,
              Class PM.......................      3,148
   2,500    6.00%, 9/15/16, Series 2355,
              Class BP.......................      2,611
   1,300    6.00%, 9/15/16, Series 2363,
              Class PF.......................      1,358
   2,500    6.00%, 10/15/16, Series 2366,
              Class MD.......................      2,609
   2,000    6.00%, 10/15/16, Series 2368,
              Class TG.......................      2,085
   2,000    6.50%, 10/15/16, Series 2349,
              Class NW.......................      2,057
   1,929    4.50%, 12/15/16, Series 2643,
              Class HI, IO...................        234
   8,500    5.50%, 12/15/16, Series 2391,
              Class QR.......................      8,852
   1,000    6.00%, 12/15/16, Series 2394,
              Class MC.......................      1,048
     606    6.50%, 2/1/17, Gold Pool
              #E01127........................        642
   1,000    5.50%, 2/15/17, Series 2541,
              Class GX.......................      1,035
   1,368    7.00%, 3/1/17, Gold Pool
              #E01141........................      1,450
      25    7.50%, 3/1/17, Pool #288120......         27
   2,971    6.00%, 3/15/17, Series 2425,
              Class OB.......................      3,093
     771    7.00%, 4/1/17, Gold Pool
              #E01158........................        818
     302    6.50%, 5/1/17, Gold Pool
              #E89922........................        320
      27    7.50%, 5/1/17, Pool #294000......         29
      13    7.50%, 5/1/17, Pool #292331......         14
     677    5.50%, 6/1/17, Gold Pool
              #E01173........................        700

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 110

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
     541    6.00%, 6/1/17, Gold Pool
              #E90323........................        567
     848    7.00%, 6/1/17, Gold Pool
              #E90048........................        899
     351    8.75%, 6/1/17, Pool #555325......        368
   3,285    5.50%, 6/15/17, Series 2458,
              Class QE.......................      3,422
     702    7.00%, 7/1/17, Gold Pool
              #G11302........................        744
   5,750    5.25%, 7/15/17, Series 2474,
              Class SJ, IO, IF*..............        512
   2,932    4.50%, 8/15/17, Series 2640,
              Class UR, IO...................        364
   2,000    6.50%, 8/15/17, Series 2342,
              Class PW.......................      2,033
     566    6.50%, 10/1/17, Gold Pool
              #E01254........................        599
     876    6.50%, 11/1/17, Gold Pool
              #E01277........................        928
     924    6.50%, 11/15/17, Series 2777,
              Class DV.......................        979
   1,017    6.50%, 12/1/17, Gold Pool
              #E01312........................      1,077
   2,000    5.50%, 12/15/17, Series 2533,
              Class HB.......................      2,087
   1,001    6.00%, 4/1/18, Gold Pool
              #E01403........................      1,048
   3,562    6.50%, 4/15/18, Series 2461,
              Class VB.......................      3,670
   4,347    4.00%, 5/15/18, Series 2643,
              Class KG.......................      4,363
   4,500    4.50%, 5/15/18, Series 2617,
              Class GR.......................      4,376
   2,000    4.50%, 5/15/18, Series 2611,
              Class UH.......................      1,944
   7,517    3.70%, 6/15/18, Series 2637,
              Class SA, IO, IF*..............        495
   4,000    4.50%, 6/15/18, Series 2631,
              Class LC.......................      3,889
  17,611    4.00%, 8/1/18, Gold Pool
              #E01424........................     17,252
  13,000    4.00%, 9/15/18, Series 2675,
              Class CK.......................     12,133
   1,842    4.50%, 10/1/18, Gold Pool
              #B32489........................      1,841
      14    8.00%, 10/15/18, Series 1, Class
              B, IO..........................          3
   1,752    4.00%, 11/1/18, Gold Pool
              #B10492........................      1,716

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   4,942    6.00%, 1/15/19, Series 2367,
              Class VD.......................      4,981
   1,111    7.00%, 1/25/19, Series 03-67,
              Class VQ.......................      1,188
   5,713    4.50%, 4/15/19, Series 2780,
              Class JG.......................      5,585
   3,239    5.00%, 4/15/19, Series 2780,
              Class YC.......................      3,257
   1,222    3.50%, 5/1/19, Gold Pool
              #E01668........................      1,159
   8,929    4.00%, 5/1/19, Gold Pool
              #E01647........................      8,736
     134    10.50%, 5/1/19, Pool #530940.....        142
      75    12.00%, 7/1/19, Pool #555238.....         83
     336    9.50%, 7/15/19, Series 11, Class
              D..............................        336
   1,365    5.00%, 8/15/19...................      1,358
     124    9.50%, 2/15/20, Series 30, Class
              D..............................        124
   2,000    6.50%, 3/15/20, Series 2347,
              Class VP.......................      2,101
     117    9.50%, 4/15/20, Series 22, Class
              C..............................        117
     144    9.60%, 4/15/20, Series 23, Class
              F..............................        144
   8,100    5.00%, 5/15/20, Series 2686,
              Class GB.......................      8,263
       4    84.00%, 5/15/20, Series 41, Class
              I, HB..........................          4
       9    10.00%, 6/1/20, Series 16, Class
              B, IO..........................          2
   3,240    6.50%, 6/15/20, Series 2362,
              Class PD.......................      3,336
      92    10.00%, 6/15/20, Series 47, Class
              F..............................         92
      79    9.00%, 10/15/20, Series 1807,
              Class G........................         84
      59    9.20%, 10/15/20, Series 84, Class
              F..............................         59
      23    8.13%, 11/15/20, Series 81, Class
              A..............................         23
   2,500    6.00%, 12/15/20, Series 2392,
              Class PV.......................      2,589
      59    9.50%, 1/15/21, Series 99, Class
              Z..............................         59
     860    5.50%, 2/15/21, Series 2683,
              Class VA.......................        892
       0    1066.21%, 2/15/21, Series 1045,
              Class G, HB*...................          1

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
      28    9.00%, 4/15/21, Series 1065,
              Class J........................         29
      83    3.39%, 5/15/21, Series 1084,
              Class F*.......................         83
     109    25.71%, 5/15/21, Series 1079,
              Class S, IF*...................        112
      58    34.26%, 5/15/21, Series 1084,
              Class S, IF*...................         60
       0    1007.78%, 5/15/21, Series 1082,
              Class D, HB....................          0
     901    10.50%, 7/20/21, Gold Pool
              #G80208........................        997
       0    1009.50%, 8/15/21, Series 186,
              Class I, HB....................          0
      72    7.00%, 9/15/21, Series 1133,
              Class H........................         73
     104    8.50%, 9/15/21, Series 1144,
              Class KB.......................        104
       0    1010.00%, 9/15/21, Series 180,
              Class J, HB....................          0
   6,871    5.20%, 10/15/21, Series 2686,
              Class NS, IO, IF*..............        775
  11,360    5.25%, 10/15/21, Series 2611,
              Class SH, IO, IF*..............      1,218
       0    1009.50%, 10/15/21, Series 189,
              Class K, HB....................          0
     211    7.50%, 11/15/21, Series 1179,
              Class H........................        211
       1    1167.78%, 11/15/21, Series 1172,
              Class L, HB, IF*...............          1
   1,110    8.00%, 1/15/22, Series 2827,
              Class NT*......................      1,196
       4    896.52%, 1/15/22, Series 1196,
              Class B, HB, IF*...............          8
      89    9.00%, 4/1/22, Series 134, Class
              B, IO..........................          1
     337    8.00%, 4/15/22, Series 1254,
              Class N........................        340
   1,016    6.50%, 5/1/22, Gold Pool
              #D95395........................      1,073
   1,663    6.50%, 6/15/22, Series 2462,
              Class NB.......................      1,776
     201    7.50%, 8/15/22, Series 1343,
              Class LB.......................        208
     403    8.00%, 8/15/22, Series 1343,
              Class LA.......................        424
   4,469    5.00%, 9/15/22, Series 2749,
              Class PK, IO...................        380
   5,200    6.00%, 10/15/22, Series 2323,
              Class VO.......................      5,367

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
     205    6.00%, 10/15/22, Series 1395,
              Class G........................        207
   2,038    7.00%, 10/15/22, Series 1401,
              Class J........................      2,101
     703    7.00%, 10/15/22, Series 1374,
              Class Z........................        742
   4,430    6.50%, 11/1/22, Pool #G30234.....      4,678
   2,000    5.00%, 11/15/22, Series 2672,
              Class ME.......................      2,000
     309    12.16%, 11/15/22, Series 1592,
              Class KB, IF*..................        316
   8,491    6.00%, 12/1/22, Pool #C90600.....      8,833
   1,600    5.50%, 12/15/22, Series 2535,
              Class BK.......................      1,647
   3,000    5.00%, 1/15/23, Series 2702,
              Class PC.......................      3,033
   5,000    5.00%, 1/15/23, Series 2715,
              Class OG.......................      5,029
      91    7.15%, 1/15/23, Series 1517,
              Class I........................         91
      70    2.96%, 2/15/23, Series 1470,
              Class F*.......................         70
   2,449    7.50%, 2/15/23, Series 1466,
              Class PZ.......................      2,620
   3,000    6.90%, 4/15/23, Series 1543,
              Class VM.......................      3,179
   1,156    5.00%, 5/15/23, Series 1798,
              Class F........................      1,168
     771    6.65%, 5/15/23, Series 1518,
              Class G, IF*...................        757
      72    15.08%, 5/15/23, Series 1505,
              Class QB, IF*..................         83
       2    1402.44%, 5/15/23, Series 204,
              Class E, HB, IF*...............         12
  23,174    4.15%, 6/15/23, Series 2626,
              Class NS, IO, IF*..............      1,862
     622    6.50%, 6/15/23, Series 1526,
              Class L........................        651
     886    3.65%, 7/15/23, Series 1541,
              Class O*.......................        864
   2,248    7.50%, 7/15/23, Series 1677,
              Class Z........................      2,448
   1,000    3.38%, 8/15/23, Series 1611,
              Class JA*......................      1,012
     197    3.46%, 8/15/23, Series 1570,
              Class F*.......................        198
     492    19.51%, 8/15/23, Series 1570,
              Class SA, IF*..................        620

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 112

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   2,000    6.90%, 9/15/23, Series 1578,
              Class K........................      2,107
     233    7.00%, 9/15/23, Series 1578,
              Class V, IO....................         40
   1,240    24.14%, 9/15/23, Series 2571,
              Class SK, IF*..................      1,666
   4,375    6.25%, 10/15/23, Series 1591,
              Class PV.......................      4,554
     318    9.99%, 10/15/23, Series 1689,
              Class SD, IF*..................        338
      29    14.83%, 10/15/23, Series 1602,
              Class SA, IF*..................         29
  12,415    4.00%, 11/15/23, Series 1813,
              Class J, IF, IO*...............      1,212
     997    12.05%, 11/15/23, Series 1609,
              Class LG, IF*..................      1,128
   7,104    4.50%, 12/15/23, Series 2716,
              Class UN, IO...................      6,732
   4,000    5.00%, 12/15/23, Series 2720,
              Class PC.......................      3,997
   1,000    6.50%, 12/15/23, Series 2283,
              Class K........................      1,077
   4,080    6.50%, 12/15/23, Series 1628,
              Class LZ.......................      4,349
   2,000    6.75%, 12/15/23, Series 1644,
              Class K........................      2,147
     500    3.67%, 1/15/24, Series 1671,
              Class HA*......................        490
   1,761    6.00%, 2/1/24, Gold Pool
              #C90826........................      1,831
      34    0.00%, 2/15/24, Series 1865,
              Class D, PO....................         25
   1,465    5.00%, 2/15/24, Series 2756,
              Class NA.......................      1,484
      33    10.00%, 2/15/24, Series 1671,
              Class QC, IF*..................         38
      27    13.75%, 2/15/24, Series 1686,
              Class SH, IF*..................         29
     307    3.04%, 3/15/24, Series 1699,
              Class FC*......................        310
   1,000    7.00%, 3/15/24, Series 1695,
              Class EB.......................      1,079
     212    22.63%, 3/15/24, Series 2033,
              Class SN, IF, IO*..............         64
     458    3.67%, 4/15/24, Series 1715,
              Class FA*......................        453
     112    6.50%, 5/1/24, Gold Pool
              #D53146........................        118
     481    0.00%, 5/15/24, Series 2306,
              Class K, PO....................        424

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   1,202    6.43%, 5/15/24, Series 2306,
              Class SE, IF, IO*..............        191
     482    7.50%, 8/15/24, Series 1745,
              Class D........................        493
   4,102    14.39%, 2/15/25, Series 2656,
              Class SH, IF*..................      4,603
   2,001    6.50%, 3/15/26, Series 1829,
              Class ZB.......................      2,094
   3,639    6.50%, 7/15/26, Series 1863,
              Class Z........................      3,796
     974    8.00%, 9/15/26, Series 1899,
              Class ZE.......................      1,029
   1,000    7.50%, 1/15/27, Series 1963,
              Class Z........................      1,051
     646    9.00%, 1/15/27, Series 1606,
              Class SC, IF*..................        698
     277    8.00%, 7/15/27, Series 1985,
              Class PR, IO...................         49
     519    7.50%, 9/15/27, Series 1987,
              Class PE.......................        543
     392    6.00%, 11/15/27, Series 2132,
              Class PD.......................        400
     811    13.21%, 2/15/28, Series 2189,
              Class SA, IF*..................        872
     372    7.00%, 3/15/28, Series 2042,
              Class T........................        382
     294    7.00%, 3/15/28, Series 2038,
              Class PN, IO...................         50
   1,000    7.50%, 3/15/28, Series 2040,
              Class PE.......................      1,077
     498    6.00%, 4/15/28, Series 2161,
              Class PG.......................        506
   1,127    6.50%, 5/15/28, Series 2060,
              Class Z........................      1,174
   3,115    6.50%, 6/15/28, Series 2061,
              Class DC, IO...................        557
   7,037    6.50%, 8/15/28, Series 2075,
              Class PH.......................      7,321
   2,000    6.00%, 9/15/28, Series 2086,
              Class GB.......................      2,074
      71    11.30%, 9/15/28, Series 2313,
              Class SV, IF*..................         72
     583    6.50%, 10/15/28, Series 2362,
              Class PJ.......................        596
     454    7.00%, 10/15/28, Series 2089,
              Class PJ, IO...................         81
     161    6.00%, 11/1/28, Gold Pool
              #C18115........................        167
   1,711    6.50%, 1/1/29, Gold Pool
              #C00701........................      1,799

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   4,209    5.10%, 1/15/29, Series 2111,
              Class SB, IF, IO*..............        406
   1,418    6.00%, 2/15/29, Series 2125,
              Class JZ.......................      1,474
   1,117    6.50%, 3/15/29, Series 2132,
              Class ZL.......................      1,168
     750    20.67%, 3/15/29, Series 2132,
              Class SB, IF*..................        880
     106    7.00%, 4/15/29, Series 2141,
              Class IO, IO...................         20
   1,398    8.50%, 4/15/29, Series 2303,
              Class ZN.......................      1,728
     376    7.50%, 6/15/29, Series 2163,
              Class PC, IO...................         61
     274    7.00%, 7/1/29, Pool #29470.......        291
     832    7.00%, 8/15/29, Series 2178,
              Class PB.......................        873
   1,742    6.00%, 11/15/29, Series 2460,
              Class VZ.......................      1,819
   1,266    8.00%, 11/15/29, Series 2201,
              Class C........................      1,344
     588    4.21%, 1/1/30, Pool #645242*.....        606
   3,596    8.00%, 1/15/30, Series 2209,
              Class TC.......................      3,879
   1,550    8.00%, 1/15/30, Series 2210,
              Class Z........................      1,676
     869    8.00%, 3/15/30, Series 2224,
              Class CB.......................        916
   2,000    6.00%, 5/15/30, Series 2565,
              Class MB.......................      2,055
   3,145    9.40%, 5/15/30, Ser. 2755, Class
              A*.............................      3,150
     675    8.50%, 8/1/30, Pool #A12679......        735
     532    7.50%, 8/15/30, Series 2247,
              Class Z........................        546
   2,000    7.25%, 9/15/30, Series 2256,
              Class MC.......................      2,099
     420    9.00%, 9/15/30, Series 2254,
              Class Z........................        457
   3,498    7.00%, 10/15/30, Series 2259,
              Class ZM.......................      3,682
   4,147    7.25%, 12/15/30, Series 2271,
              Class PC.......................      4,392
   2,880    5.50%, 1/15/31, Series 2744,
              Class PC.......................      3,012
   1,475    7.00%, 3/15/31, Series 2296,
              Class PD.......................      1,540
   2,070    6.50%, 4/15/31, Series 2317,
              Class VG.......................      2,105

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   1,659    4.00%, 6/15/31, Series 2694,
              Class BA.......................      1,655
   1,020    8.50%, 6/15/31, Series 2388,
              Class UZ.......................      1,114
     658    8.50%, 6/15/31, Series 2359,
              Class ZB.......................        773
     819    6.50%, 8/15/31, Series 2345,
              Class NE.......................        852
   5,337    6.50%, 8/15/31, Series 2344,
              Class ZD.......................      5,639
   1,118    6.50%, 8/15/31, Series 2344,
              Class ZJ.......................      1,164
   1,119    8.50%, 9/15/31, Series 2519,
              Class BT.......................      1,208
     550    14.68%, 10/15/31, Series 2368,
              Class AS, IF*..................        636
     948    5.00%, 1/15/32, Series 2640,
              Class UG, IO...................        307
   2,000    6.50%, 1/15/32, Series 2399,
              Class TH.......................      2,108
   4,000    0.00%, 2/15/32, Series 2513,
              Class YO, PO...................      3,443
   1,838    5.00%, 2/15/32, Series 2672,
              Class WD.......................      1,821
   1,684    6.25%, 2/15/32, Series 2410,
              Class QX, IF, IO*..............        147
   2,000    6.38%, 2/15/32, Series 2410,
              Class OE.......................      2,088
   2,000    13.25%, 2/15/32, Series 2410,
              Class QS, IF*..................      2,238
   3,000    4.00%, 3/15/32, Ser. 2515, Class
              DE.............................      2,850
   2,089    5.55%, 3/15/32, Series 2444,
              Class ES, IF, IO*..............        183
   2,750    7.00%, 3/15/32, Series 2423,
              Class MT.......................      2,880
   2,000    7.00%, 3/15/32, Series 2423,
              Class MC.......................      2,105
   2,000    7.00%, 4/15/32, Series 2434,
              Class TC.......................      2,130
   5,000    7.00%, 4/15/32, Series 2436,
              Class MC.......................      5,327
   4,000    5.50%, 5/15/32, Series 2744,
              Class TU.......................      4,086
   1,770    7.00%, 5/15/32, Series 2450,
              Class GZ.......................      1,871
     448    7.00%, 7/1/32, Pool #C68485......        475
   3,303    7.50%, 7/25/32, Series T-41,
              Class 3A.......................      3,521

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 114

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   1,324    7.00%, 8/1/32, Gold Pool
              #G01448........................      1,403
   6,459    4.60%, 2/15/33, Series 2599,
              Class DS, IF, IO*..............        571
   3,813    5.15%, 2/15/33, Series 2597,
              Class DS, IF, IO*..............        322
   5,233    4.70%, 3/15/33, Series 2610,
              Class DS, IF, IO*..............        484
   4,600    6.50%, 3/15/33, Series 2586,
              Class WI, IO...................        721
   1,404    5.00%, 6/15/33, Series 2624,
              Class IU, IO...................        332
   1,273    0.00%, 8/15/33, Series 2663,
              Class EO, PO...................        887
   7,538    5.50%, 8/15/33, Series 2744,
              Class PD.......................      7,975
   1,300    0.00%, 9/15/33, Series 2733,
              Class GF, IF*..................      1,214
   1,585    11.10%, 9/15/33, Series 2683,
              Class SG, IF*..................      1,519
   6,907    5.50%, 10/1/33, Gold Pool
              #A13625........................      7,024
   2,600    0.00%, 10/15/33, Series 2684,
              Class TO, PO...................      1,428
   2,258    5.40%, 10/15/33, Series 2691,
              Class WS, IF*..................      1,689
   2,991    5.58%, 10/15/33, Series 2682,
              Class YS, IF*..................      2,304
   1,847    6.00%, 11/1/33, Gold Pool
              #A16253........................      1,909
   1,305    5.40%, 11/15/33, Series 2705,
              Class SC, IF*..................      1,005
   3,088    6.11%, 11/15/33, Series 2705,
              Class SD, IF*..................      2,475
   2,660    6.00%, 12/1/33, Gold Pool
              #A16843........................      2,749
     450    0.00%, 1/15/34, Series 2727,
              Class PO, PO...................        285
   6,000    5.47%, 1/15/34, Series 2727,
              Class BS, IF*..................      4,010
   2,250    7.20%, 1/15/34, Series 2739,
              Class S, IF*...................      1,918
   1,522    0.00%, 2/15/34, Series 2744,
              Class QO*......................      1,271
   1,685    0.00%, 2/15/34, Series 2744,
              Class FE, IF*..................      1,450
   1,700    7.20%, 2/15/34, Series 2753,
              Class S, IF*...................      1,446
   1,466    0.00%, 3/15/34, Series 2769,
              Class PO, PO...................        976

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   2,756    5.47%, 4/15/34, Ser. 2776, Class
              SK*............................      2,075
     865    7.20%, 4/15/34, Series 2778,
              Class LS*......................        869
   1,000    9.74%, 4/15/34, Ser. 2778, Class
              BS*............................        887
   1,772    9.30%, 5/15/34*..................      1,697
   2,131    6.50%, 7/1/34, Gold Pool
              #A24712........................      2,236
   2,500    0.00%, 8/15/34, Series 2846,
              Class PO, PO...................      1,846
     911    7.50%, 8/25/42, Series T-51,
              Class 2A*......................        966
   7,148    6.50%, 2/25/43, Series T-54,
              Class 2A.......................      7,496
   2,024    7.00%, 2/25/43, Series T-54,
              Class 3A.......................      2,147
   1,571    0.00%, 9/25/43, Series T-58,
              Class A, PO....................      1,370
     742    6.50%, 9/25/43, Series T-51,
              Class 1A*......................        776
                                               ---------
                                                 542,503
                                               ---------
Government National Mortgage Assoc. (8.7%):
      16    8.00%, 1/15/08, Pool #19368......         17
      22    8.00%, 2/15/08, Pool #20040......         24
       6    8.50%, 7/15/08, Pool #20682......          6
      19    8.50%, 8/15/08, Pool #27089......         20
       5    8.50%, 8/15/08, Pool #23102......          5
   2,423    6.00%, 3/20/12, Series 02-70,
              Class AV.......................      2,544
   5,353    6.00%, 3/20/13, Series 02-67,
              Class VA.......................      5,512
   4,281    6.00%, 11/20/13, Series 02-79,
              Class KV.......................      4,480
   1,728    5.50%, 12/20/13, Series 03-4,
              Class NY.......................      1,790
     327    7.00%, 9/15/14, Pool #514610.....        349
   2,175    6.00%, 12/20/14, Series 02-71,
              Class VJ.......................      2,256
   3,403    8.00%, 1/15/16, Pool #781570.....      3,640
     394    7.00%, 10/15/16, Pool #553974....        419
   1,529    6.00%, 4/20/17, Pool #3222.......      1,607
   2,629    6.50%, 7/20/17, Series 01-60,
              Class VP.......................      2,733
   2,445    6.50%, 9/20/17, Series 02-47,
              Class VB.......................      2,510
     457    7.50%, 11/15/17, Pool #600065....        488

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
   1,824    6.00%, 12/20/17, Series 02-88,
              Class VA.......................      1,907
   2,203    6.00%, 6/15/18, Pool #615791.....      2,322
   5,000    6.50%, 7/20/19, Series 02-36,
              Class VB.......................      5,115
     899    8.50%, 9/15/20, Series 77, Class
              H..............................        899
     103    11.00%, 1/15/21, Pool #780709....        116
      88    6.50%, 7/20/22, Series 02-40,
              Class VD.......................         88
      90    8.00%, 9/15/22, Pool #297628.....         98
      55    7.50%, 11/15/22, Pool #313110....         60
     469    9.00%, 2/26/23, Series 02-33,
              Class SY, IF*..................        512
     487    6.50%, 3/15/23, Pool #554105.....        516
      24    7.50%, 3/15/23, Pool #345288.....         26
   1,255    7.00%, 8/15/23, Pool #623185.....      1,340
   1,155    6.50%, 11/15/23, Pool #628407....      1,223
     743    7.99%, 7/16/24, Series 94-4,
              Class KQ.......................        792
   4,750    6.50%, 10/16/24, Series 94-7,
              Class PQ.......................      5,077
      68    8.50%, 3/20/25, Pool #1974.......         74
     110    8.50%, 5/20/25, Pool #2006.......        120
  17,116    5.89%, 9/16/25, Series 00-21,
              Class S, IO, IF*...............        744
     659    7.50%, 9/17/25, Series 98-26,
              Class K........................        700
   4,000    7.50%, 6/16/26, Series 00-9,
              Class PB.......................      4,162
      55    8.00%, 6/20/26, Pool #2234.......         59
     611    6.38%, 8/15/26, Pool #441957.....        643
   1,501    7.50%, 8/16/26, Series 96-16,
              Class E........................      1,581
      68    8.00%, 8/20/26, Pool #2270.......         74
      57    8.00%, 11/20/26, Pool #2324......         62
     314    7.50%, 2/20/27, Series 97-2,
              Class E........................        329
     421    7.50%, 7/20/27, Series 97-11,
              Class D........................        442
     132    8.00%, 10/20/27, Pool #2499......        143
      76    7.50%, 2/20/28, Pool #2549.......         82
     779    6.50%, 3/15/28, Pool #554106.....        821
       4    8.00%, 4/15/28, Pool #466027.....          4
     123    7.50%, 7/15/28, Pool #450038.....        133
      15    8.00%, 7/15/28, Pool #468066.....         16
      23    7.50%, 8/15/28, Pool #482116.....         24
      57    7.50%, 8/15/28, Pool #476874.....         61

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
     112    7.50%, 9/15/28, Pool #486537.....        120
     159    7.50%, 9/20/28, Pool #2646.......        170
     100    6.50%, 10/15/28, Pool #486631....        106
   2,818    5.50%, 11/20/28, Series 02-88,
              Class LI, IO...................        211
      44    8.00%, 11/20/28, Pool #2677......         48
   2,250    5.00%, 2/20/29, Series 03-98,
              Class PC.......................      2,299
   3,658    6.00%, 2/20/29, Series 99-4,
              Class ZB.......................      3,774
   1,405    8.00%, 11/16/29, Series 99-41,
              Class Z........................      1,515
     157    9.35%, 11/16/29, Series 99-43,
              Class TA, IF*..................        174
     828    7.50%, 12/20/29, Series 99-44,
              Class PC.......................        871
   3,753    8.00%, 12/20/29, Series 99-44,
              Class ZG.......................      4,009
   2,205    28.10%, 1/16/30, Series 00-7,
              Class ST, IF*..................      3,223
      28    9.00%, 2/15/30, Pool #479182.....         31
   3,158    7.50%, 2/16/30, Series 00-10,
              Class ZP.......................      3,364
     899    7.50%, 2/16/30, Series 00-16,
              Class ZN.......................        952
   3,012    8.50%, 2/16/30, Series 00-9,
              Class ZJ.......................      3,411
   2,193    28.10%, 2/16/30, Series 00-12,
              Class ST, IF*..................      3,212
   2,402    7.50%, 2/20/30, Series 00-6,
              Class Z........................      2,564
   2,679    9.00%, 3/16/30, Series 00-21,
              Class Z........................      3,085
  11,634    5.09%, 4/16/30, Series 02-31,
              Class SE, IO, IF*..............      1,080
   1,521    8.00%, 6/20/30, Series 00-9,
              Class Z........................      1,616
   1,416    7.75%, 9/20/30, Series 00-26,
              Class Z........................      1,476
      25    9.00%, 10/15/30, Pool #479674....         27
     203    9.00%, 11/16/30, Series 00-36,
              Class IK, IO...................         35
     527    7.33%, 11/20/30, Series 00-36,
              Class HC.......................        553
   1,499    7.15%, 12/20/30, Series 00-38,
              Class AH.......................      1,559
     104    9.00%, 1/15/31, Pool #543873.....        115

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 116

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
     533    22.06%, 4/20/31, Series 02-51,
              Class SG, IF*..................        662
     220    14.10%, 7/20/31, Series 01-32,
              Class WA, IF*..................        238
   1,622    5.64%, 8/16/31, Series 01-36,
              Class S, IO, IF*...............        110
   1,887    5.84%, 8/16/31, Series 01-35,
              Class SA, IO, IF*..............        139
   4,797    4.59%, 9/17/31, Series 03-95,
              Class SC, IO, IF*..............        256
   7,164    4.79%, 9/20/31, Series 03-76,
              Class LS*......................        607
   1,195    6.50%, 10/15/31, Pool #556255....      1,259
     693    18.40%, 11/20/31, Series 01-55,
              Class SF, IF*..................        810
   4,870    5.50%, 1/20/32, Series 03-4,
              Class NI, IO...................        720
   1,500    6.50%, 1/20/32, Series 02-7,
              Class PG.......................      1,570
   1,500    7.00%, 1/20/32, Series 02-4,
              Class TD.......................      1,608
   3,226    7.00%, 1/20/32, Series 02-80,
              Class EB.......................      3,455
     476    7.00%, 4/15/32, Pool #611453.....        506
   6,475    5.54%, 4/16/32, Series 02-24,
              Class AG, IO, IF*..............        644
   1,892    8.31%, 4/16/32, Series 02-24,
              Class SB, IF*..................      1,895
   1,253    8.50%, 4/16/32, Series 02-24,
              Class Z........................      1,427
     992    7.00%, 5/15/32, Pool #569423.....      1,054
   1,137    9.00%, 6/16/32, Series 02-41,
              Class LS, IF*..................      1,223
   2,000    6.50%, 6/20/32, Series 02-40,
              Class UK.......................      2,120
   1,500    6.50%, 6/20/32, Series 02-45,
              Class QE.......................      1,586
   1,203    6.50%, 7/15/32, Pool #591882.....      1,268
     820    7.00%, 7/15/32, Pool #552665.....        871
   1,500    6.50%, 7/16/32, Series 02-47,
              Class PG.......................      1,582
   5,355    5.29%, 8/20/32, Series 02-70,
              Class PS, IF, IO*..............        501
   1,250    6.50%, 8/20/32, Series 02-54,
              Class GB.......................      1,314
     887    6.50%, 9/15/32, Pool #577657.....        934
     210    7.50%, 9/15/32, Pool #530740.....        226
     553    7.50%, 1/15/33, Pool #591420.....        594
     837    6.50%, 2/15/33, Pool #607645.....        882
  13,891    5.29%, 2/16/33, Series 03-11,
              Class SK, IO, IF*..............      1,369
     428    0.00%, 3/16/33, Series 03-24,
              Class PO, PO...................        371
   1,071    6.50%, 4/15/33, Pool #604168.....      1,128
     877    7.00%, 5/15/33, Pool #615786.....        932
   1,429    7.00%, 6/15/33, Pool #781614.....      1,533

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
     688    0.00%, 8/20/33, Series 03-66,
              Class EO, PO...................        466
   1,959    3.50%, 9/20/33, Pool #3484.......      1,763
   1,061    0.00%, 10/20/33, Series 03-90,
              Class PO, PO...................        937
     336    0.00%, 10/20/33, Series 03-86,
              Class CO, PO...................        212
  15,059    4.14%, 12/16/33, Series 03-112,
              Class SA, IO*..................      1,033
  22,847    3.09%, 2/20/34, Series 04-11,
              Class SW, IO*..................        974
   1,450    13.04%, 4/16/34, Series 04-28,
              Class S, IF*...................      1,562
   1,391    9.88%, 8/17/34*..................      1,463
                                               ---------
                                                 142,169
                                               ---------
  Total U.S. Government Agency Mortgages       1,139,739
                                               ---------
U.S. GOVERNMENT AGENCY SECURITIES (1.2%):
Fannie Mae (0.9%):
   2,000    6.63%, 9/15/09...................      2,233
   2,000    7.25%, 1/15/10...................      2,299
   1,000    5.50%, 3/15/11 (d)...............      1,072
   6,100    6.13%, 3/15/12 (d)...............      6,777
   1,276    8.00%, 1/1/16....................      1,357
                                               ---------
                                                  13,738
                                               ---------
Freddie Mac (0.3%):
   3,000    6.63%, 9/15/09...................      3,355
   1,000    6.88%, 9/15/10 (d)...............      1,142
                                               ---------
                                                   4,497
                                               ---------
Other U.S. Agencies (0.0%):
     691    Federal Housing Administration,
              Merrill Lynch Project, 7.43%,
              8/1/20.........................        712
                                               ---------
  Total U.S. Government Agency Securities         18,947
                                               ---------
U.S. TREASURY OBLIGATIONS (1.2%):
U.S. Treasury Bonds (0.7%):
   2,000    10.38%, 11/15/12.................      2,385
   4,750    12.00%, 8/15/13..................      6,122
   1,900    11.75%, 11/15/14.................      2,579
                                               ---------
                                                  11,086
                                               ---------

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. TREASURY OBLIGATIONS, CONTINUED:
 U.S. Treasury Notes (0.0%):
     500    6.50%, 2/15/10 (d)...............        566
                                               ---------
U.S. Treasury STRIPS (0.5%):
   1,750    11/15/14 (d).....................      1,130
   1,000    2/15/09 (d)......................        866
   2,000    2/15/13 (d)......................      1,422
     750    2/15/14 (d)......................        505
     250    2/15/16 (d)......................        150
     300    5/15/11..........................        233
   1,250    5/15/12..........................        924
   1,800    5/15/14 (d)......................      1,196
   2,500    8/15/14..........................      1,638
                                               ---------
                                                   8,064
                                               ---------
  Total U.S. Treasury Obligations                 19,716
                                               ---------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
INVESTMENT COMPANIES (11.4%):
 186,836    One Group Prime Money Market
              Fund, Class I (c)..............    186,836
                                               ---------
  Total Investment Companies                     186,836
                                               ---------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (0.9%):
  15,207    Pool of various securities for
              One Group Bond
              Funds -- footnote 2 (Securities
              Lending).......................     15,207
                                               ---------
  Total Short-Term Securities Held as
  Collateral for Securities Lending               15,207
                                               ---------
Total (Cost $1,629,796) (a)                    1,653,648
                                               =========

------------
Percentages indicated are based on net assets of $1,643,379.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 37,237
                   Unrealized depreciation......................   (13,385)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 23,852
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(c) Investment in affiliate.

(d) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
    Amounts shown as 0 rounded to less than 1,000.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2004.

The following table represents the portfolio of investments by industry classifications as a percentage of net assets:

         Mortgage-Backed Securities Fund
         Asset Backed Securities.....................................   0.1%
         Collateralized Mortgage Obligations.........................  16.5%
         Short-Term Securities Held as Collateral for Securities
           Lending...................................................   0.9%
         U.S. Government Agencies....................................  70.5%
         U.S. Treasury Obligations...................................   1.2%
         Money Market Funds..........................................  11.4%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

 118

ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES (57.1%):
Fannie Mae (30.0%):
      72    7.00%, 9/1/07, Pool #185265......         75
     168    7.00%, 4/1/08, Pool #211750......        177
   1,814    8.30%, 10/25/08, Series 93-197,
              Class SC*......................      1,893
     484    6.25%, 1/25/09, Series 94-12,
              Class C........................        494
   1,046    18.64%, 2/25/09, Series 94-13,
              Class SM, IF*..................      1,201
   8,000    6.00%, 6/25/09, Series 94-86,
              Class PJ.......................      8,292
     285    7.00%, 7/1/10, Pool #250326......        302
     268    6.50%, 12/1/10, Pool #332301.....        285
     803    6.00%, 3/1/11, Pool #340683......        844
   1,647    8.00%, 11/1/12, Pool #535710.....      1,751
   9,394    6.00%, 1/17/13, Series 98-37,
              Class VB.......................      9,527
     390    6.00%, 4/1/13, Pool #425482......        410
  26,202    4.50%, 6/1/13, Pool #254758......     26,370
   2,313    6.50%, 6/25/13, Series 94-1,
              Class K........................      2,352
   1,557    6.35%, 8/25/13, Series 93-225B,
              Class VG.......................      1,585
     378    7.50%, 6/1/14, Pool #250081......        409
     302    7.50%, 7/1/14, Pool #250082......        327
   1,531    6.00%, 8/1/14, Pool #598032......      1,608
      13    10.00%, 10/1/16, Pool #70110.....         14
   3,760    5.50%, 11/1/16, Pool #618192.....      3,892
  10,000    5.00%, 11/25/16, Series 03-35,
              Class MD.......................     10,187
   3,000    5.50%, 2/25/17, Series 02-3,
              Class PG.......................      3,084
   3,190    6.00%, 2/25/17, Series 02-2,
              Class UC.......................      3,316
   5,000    5.50%, 4/25/17, Series 02-18,
              Class PC.......................      5,238
     611    10.00%, 9/1/17, Pool #303969.....        677
   6,502    5.00%, 11/25/17, Series 02-73,
              Class OE.......................      6,586
     650    9.50%, 6/25/18, Series 88-16,
              Class B........................        707
   8,776    4.00%, 10/1/18, Series 343, Class
              23, IO.........................      1,325
      44    10.00%, 10/1/19, Pool #231675....         49
     588    7.00%, 5/25/20, Series 90-57.....        618
      10    10.00%, 7/1/20, Pool #050318.....         11
      32    10.00%, 11/1/21, Pool #208374....         36
   7,984    6.00%, 3/1/22, Pool #254231......      8,312
     106    7.50%, 7/25/22, Series G92-35,
              Class EB.......................        111
   1,444    8.00%, 7/25/22, Series G92-44,
              Class ZQ.......................      1,575
   5,000    5.50%, 11/25/22, Series 03-74,
              Class VL.......................      5,037

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
   1,097    0.00%, 5/25/23, Series 93-146,
              Class E, PO....................        969
   5,000    5.00%, 5/25/23, Series 04-2,
              Class OE.......................      4,965
   1,386    6.50%, 5/25/23, Series 94-110,
              Class H........................      1,453
     290    0.00%, 8/25/23, Series 93-217,
              Class H, PO....................        257
     175    0.00%, 9/25/23, Series 93-228,
              Class G, PO....................        150
     186    0.00%, 9/25/23, Series 93-205,
              Class H, PO....................        164
   7,400    7.00%, 9/25/23, Series 93-155,
              Class PJ.......................      8,018
   3,264    5.00%, 11/1/23, Pool #762498.....      3,280
   9,094    6.35%, 12/25/23, Series 94-43,
              Class PJ.......................      9,632
  10,000    4.50%, 1/25/24, Series 03-128,
              Class DY.......................      9,467
   5,042    7.00%, 1/25/24, Series 94-62,
              Class PJ.......................      5,418
     636    7.00%, 2/1/24, Pool #190257......        678
  10,556    6.00%, 3/25/24, Series 94-51,
              Class PV.......................     11,089
   4,500    6.50%, 3/25/24, Series 94-37,
              Class L........................      4,734
     128    9.00%, 12/1/24, Pool #353898.....        143
     333    7.00%, 8/1/25, Pool #315500......        355
     304    0.00%, 11/25/26, Series 97-47,
              Class PA, PO...................        302
   1,026    6.00%, 9/1/28, Pool #405220......      1,065
   2,917    5.50%, 2/1/29, Pool #483802......      2,974
   1,400    6.25%, 2/25/29, Series 94-W4,
              Class A9.......................      1,450
  10,000    6.00%, 6/25/29, Series 02-W7,
              Class A4.......................     10,380
   2,853    7.50%, 2/20/30, Series 00-8,
              Class Z........................      3,019
     186    7.50%, 3/1/30, Pool #524949......        199
     445    7.50%, 4/1/30, Pool #530816......        477
     265    7.50%, 4/1/30, Pool #536916......        283
   9,429    6.00%, 7/25/31, Series 01-33,
              Class ID, IO...................      1,458

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
  20,000    5.00%, 12/25/32, Series 03-81,
              Class MC.......................     19,949
   6,728    5.50%, 12/25/32, Series 02-86,
              Class EJ.......................      6,978
  26,535    5.50%, 5/1/33, Pool #702435......     26,962
  11,086    5.00%, 11/1/33, Pool #747628.....     11,021
   8,952    5.50%, 12/1/33, Pool #753662.....      9,096
   8,927    5.50%, 1/1/34, Pool #755615......      9,071
   5,176    6.50%, 12/25/42, Series 03-W1,
              Class 1A1......................      5,390
   2,386    7.50%, 12/25/42, Series 03-W1,
              Class 2A.......................      2,553
   8,175    5.37%, 8/25/43, Series 03-W18,
              Class 1A6......................      8,334
                                               ---------
                                                 290,410
                                               ---------
Freddie Mac (22.1%):
       2    9.00%, 11/1/05, Pool #B00203.....          2
     277    7.00%, 10/15/06, Series 1150,
              Class I........................        276
   3,390    6.50%, 4/15/08, Series 1489,
              Class I........................      3,480
     819    12.43%, 11/15/08, Series 1604,
              Class MB, IF...................        890
     566    12.75%, 12/15/08, Series 1625,
              Class SC, IF*..................        644
     358    7.50%, 4/1/09, Gold Pool
              #E00315........................        379
     814    7.50%, 8/1/09, Gold Pool
              #G10740........................        860
      40    9.00%, 8/1/09, Pool #279063......         43
      65    9.00%, 12/1/09, Pool #256360.....         67
     241    8.50%, 1/1/10, Gold Pool
              #G10305........................        258
     743    7.50%, 9/1/10, Gold Pool
              #E62448........................        785
   1,829    6.00%, 6/15/11, Series 2366,
              Class VG.......................      1,887
      98    6.50%, 12/1/12, Gold Pool
              #E00523........................        104
   2,659    5.00%, 12/1/13, Gold Pool
              #E73637........................      2,709
   8,727    5.50%, 1/15/14, Series 2571,
              Class PV.......................      9,047
     875    6.00%, 4/1/14, Gold Pool
              #E76438........................        918
   3,409    6.00%, 4/1/14, Gold Pool
              #E76504........................      3,576
   5,437    6.50%, 6/1/14, Gold Pool
              #E00678........................      5,763

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
       0    9.50%, 4/1/16, Pool #170161......          0
   1,375    6.50%, 8/15/16, Series 2345,
              Class PQ.......................      1,443
   1,593    5.00%, 12/1/16, Pool #E89027.....      1,621
       3    6.00%, 2/15/17, Series 2108,
              Class VB.......................          3
      22    9.00%, 10/1/17, Gold Pool
              #A00756........................         24
  15,000    5.00%, 2/15/18, Series 2578,
              Class P6.......................     15,106
       9    9.00%, 4/1/18, Gold Pool
              #A01143........................          9
       1    9.00%, 10/1/20, Gold Pool
              #A01134........................          1
       6    9.00%, 1/1/21, Gold Pool
              #A00948........................          6
       7    9.00%, 6/1/21, Gold Pool
              #A01017........................          8
   5,000    5.00%, 6/15/21, Series 2749,
              Class TD.......................      5,024
       9    9.00%, 7/1/21, Gold Pool
              #A01093........................         10
       6    9.00%, 9/1/21, Gold Pool
              #D32271........................          7
       7    9.00%, 11/1/21, Gold Pool
              #D11191........................          8
       7    9.00%, 11/1/21, Gold Pool
              #D11866........................          8
      23    9.00%, 5/1/22, Gold Pool
              #D19203........................         26
     403    8.00%, 8/15/22, Series 1343,
              Class LA.......................        424
   2,717    5.50%, 9/15/22, Series 1367,
              Class K........................      2,763
   8,837    6.00%, 10/15/23, Series 1785,
              Class A........................      9,217
     536    10.00%, 10/15/23, Series 1591,
              Class E........................        613
     401    7.00%, 11/1/23, Series 155, Class
              IO.............................         74
   2,029    6.50%, 12/15/23, Series 1633,
              Class Z........................      2,161
   1,077    6.50%, 1/1/24, Gold Pool
              #C80091........................      1,136
   3,000    6.50%, 3/15/24, Series 1694,
              Class PK.......................      3,231
     272    8.50%, 5/1/24, Gold Pool
              #G00229........................        300
     181    8.50%, 7/1/24, Gold Pool
              #C00354........................        199

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 120

ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
      95    7.50%, 9/1/24, Gold Pool
              #D56307........................        102
     295    8.00%, 11/1/24, Gold Pool
              #C00376........................        321
     226    7.00%, 8/1/25, Gold Pool
              #C00418........................        240
     182    7.50%, 8/1/25, Gold Pool
              #C00414........................        196
     139    7.00%, 9/1/25, Gold Pool
              #D63303........................        148
     335    8.00%, 9/1/25, Gold Pool
              #D63705........................        365
     638    7.00%, 4/1/26, Gold Pool
              #D69811........................        679
     306    6.50%, 6/1/26, Pool #250575......        322
  11,800    6.50%, 10/17/26, Series 1985,
              Class PL.......................     12,079
   1,194    3.90%, 1/1/27, Pool #611141*.....      1,231
   2,079    6.00%, 2/15/27, Series 2091,
              Class PF.......................      2,090
   1,766    6.25%, 4/15/27, Series 2018,
              Class PE.......................      1,769
   1,531    7.00%, 10/15/27, Series 1999,
              Class PU.......................      1,610
     555    6.50%, 1/15/28, Series 2137,
              Class TM.......................        557
  10,000    4.50%, 2/15/28, Series 2631,
              Class TE.......................      9,846
   3,202    7.00%, 2/15/28, Series 2031,
              Class PG.......................      3,386
   7,800    6.95%, 3/15/28, Series 2035,
              Class PC.......................      8,154
   7,537    6.50%, 6/15/28, Series 2064,
              Class PD.......................      7,838
     385    8.50%, 7/1/28, Gold Pool
              #G00981........................        423
  12,901    6.50%, 10/25/28, Series 98-64,
              Class TM.......................     13,509
   3,370    6.00%, 11/15/28, Series 2095,
              Class PE.......................      3,533
     864    6.50%, 2/1/29, Gold Pool
              #C22459........................        908
  10,000    5.00%, 3/15/29, Series 2684,
              Class PD.......................     10,212
      64    6.50%, 4/1/29, Gold Pool
              #C24553........................         67
   3,168    6.50%, 4/1/29, Gold Pool
              #C00742........................      3,330
   2,031    6.50%, 5/15/29, Series 2152,
              Class BD.......................      2,129

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   1,127    6.50%, 6/1/29, Gold Pool
              #C00785........................      1,184
     115    6.50%, 7/1/29, Gold Pool
              #C29124........................        121
     164    3.74%, 4/1/30, Pool #846812*.....        171
  10,000    5.00%, 10/15/31, Series 2580,
              Class QM.......................     10,018
   4,000    6.50%, 10/15/31, Series 2367,
              Class ME.......................      4,225
   1,717    6.00%, 2/1/32, Gold Pool
              #C01292........................      1,776
   3,218    3.25%, 4/15/32, Series 2647,
              Class A........................      3,098
  13,500    6.00%, 8/15/32, Series 2480,
              Class EJ.......................     14,466
   9,000    5.00%, 10/15/32, Series 2656,
              Class BG.......................      8,987
   5,498    6.50%, 2/25/43, Series T-54,
              Class 2A.......................      5,766
   4,109    0.00%, 5/25/43, Series T-56,
              Class APO, PO..................      3,514
                                               ---------
                                                 213,480
                                               ---------
Government National Mortgage Assoc. (5.0%):
       1    9.00%, 6/15/05, Pool #283904.....          1
       1    9.00%, 8/15/05, Pool #291836.....          1
       1    9.00%, 9/15/05, Pool #292898.....          1
       1    8.00%, 7/15/06, Pool #11337......          1
       2    7.50%, 7/15/07, Pool #17316......          2
       7    8.00%, 8/15/07, Pool #18677......          7
       6    8.00%, 8/15/07, Pool #18539......          6
       6    7.50%, 12/15/07, Pool #338189....          6
      94    6.50%, 7/15/08, Pool #349693.....         99
      11    9.00%, 11/15/08, Pool #27932.....         12
      15    6.50%, 3/15/09, Pool #367398.....         15
      16    9.00%, 4/15/09, Pool #30352......         18
     248    6.50%, 5/15/09, Pool #366779.....        262
       1    9.00%, 5/15/09, Pool #32214......          1
       1    9.50%, 7/15/09, Pool #34487......          1
      50    9.50%, 9/15/09, Pool #34878......         55
       6    9.50%, 10/15/09, Pool #36804.....          6
       5    11.00%, 11/15/09, Pool #37615....          5
   4,887    5.50%, 7/20/15, Series 04-62,
              Class VA.......................      5,053
       0    9.00%, 5/15/16, Pool #149877.....          0
       1    9.00%, 6/15/16, Pool #157147.....          1
       5    9.00%, 6/15/16, Pool #166130.....          5
       4    9.00%, 7/15/16, Pool #167475.....          5

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
      10    9.00%, 7/15/16, Pool #158921.....         11
      18    9.00%, 7/15/16, Pool #144968.....         21
       7    9.00%, 7/15/16, Pool #151273.....          8
      19    9.50%, 8/15/16, Pool #177531.....         21
      13    9.00%, 9/15/16, Pool #179044.....         15
       7    9.00%, 10/15/16, Pool #173089....          7
       6    9.00%, 11/15/16, Pool #156478....          7
       8    9.00%, 11/15/16, Pool #183868....          9
       0    9.50%, 1/15/17, Pool #185619.....          0
      33    9.00%, 2/15/17, Pool #195058.....         37
       2    9.00%, 2/15/17, Pool #201757.....          2
       4    9.00%, 8/15/17, Pool #225825.....          4
       6    9.50%, 8/15/17, Pool #218841.....          7
      52    9.50%, 8/15/17, Pool #201217.....         59
      18    9.00%, 6/15/18, Pool #238161.....         20
       9    9.50%, 8/15/18, Pool #248390.....         10
       7    10.00%, 4/15/19, Pool #257047....          7
       4    10.00%, 5/15/19, Pool #269607....          5
       1    9.00%, 10/15/19, Pool #267676....          1
      42    9.50%, 12/15/19, Pool #281696....         48
       5    9.00%, 2/15/20, Pool #276157.....          5
       4    9.50%, 9/15/20, Pool #292918.....          5
       8    9.50%, 12/15/20, Pool #291865....          9
     926    9.00%, 8/15/21, Pool #306081.....      1,041
     275    9.00%, 12/15/21, Pool #780284....        309
       5    7.50%, 2/15/22, Pool #324025.....          5
      31    8.00%, 7/15/22, Pool #321560.....         34
      24    7.50%, 8/15/22, Pool #337141.....         26
       3    7.00%, 11/15/22, Pool #323008....          4
       2    7.00%, 12/15/22, Pool #339969....          2
      97    7.00%, 1/15/23, Pool #332022.....        104
      12    7.00%, 1/15/23, Pool #321675.....         13
      20    7.00%, 1/15/23, Pool #346214.....         21
      16    7.00%, 1/15/23, Pool #341536.....         17
      24    7.00%, 1/15/23, Pool #342248.....         26
     260    7.00%, 4/15/23, Pool #348645.....        277
      34    6.50%, 5/15/23, Pool #343208.....         36
       5    7.00%, 5/15/23, Pool #338005.....          5
     106    7.00%, 5/15/23, Pool #221604.....        113

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
      30    7.00%, 5/15/23, Pool #342348.....         32
      61    7.00%, 5/15/23, Pool #351041.....         65
      79    7.00%, 5/15/23, Pool #346572.....         84
      19    6.50%, 6/15/23, Pool #358250.....         20
      12    6.50%, 6/15/23, Pool #346624.....         13
       6    6.50%, 6/15/23, Pool #349788.....          6
      32    6.50%, 6/15/23, Pool #348677.....         34
     287    7.50%, 6/15/23, Pool #358801.....        310
     277    7.50%, 6/15/23, Pool #359588.....        299
      92    6.50%, 7/15/23, Pool #322200.....         98
       2    7.00%, 7/15/23, Pool #350709.....          2
      21    7.00%, 7/15/23, Pool #360889.....         22
       3    7.00%, 7/15/23, Pool #354538.....          3
      98    7.00%, 7/15/23, Pool #346673.....        105
      40    7.00%, 7/15/23, Pool #358382.....         42
       8    7.00%, 7/15/23, Pool #357782.....          9
      13    7.00%, 7/15/23, Pool #353569.....         14
     144    7.00%, 7/15/23, Pool #362982.....        154
       3    7.00%, 7/15/23, Pool #325977.....          3
      31    6.50%, 8/15/23, Pool #360738.....         33
      66    6.50%, 8/15/23, Pool #356717.....         70
      61    6.50%, 8/15/23, Pool #353137.....         65
      63    6.50%, 8/15/23, Pool #344505.....         66
     120    6.50%, 9/15/23, Pool #345375.....        127
       6    6.50%, 9/15/23, Pool #339041.....          6
      63    6.00%, 10/15/23, Pool #345389....         66
      10    6.00%, 10/15/23, Pool #370006....         10
     117    6.00%, 10/15/23, Pool #364717....        122
      40    6.50%, 10/15/23, Pool #345391....         42
     194    8.00%, 10/15/23, Pool #354681....        212
       3    6.50%, 11/15/23, Pool #370927....          4
      34    6.50%, 11/15/23, Pool #369356....         36
      19    6.50%, 12/15/23, Pool #349944....         20
      13    6.50%, 12/15/23, Pool #365740....         13
     121    6.50%, 12/15/23, Pool #349265....        128
       6    6.50%, 12/15/23, Pool #370289....          7
      75    6.50%, 12/15/23, Pool #369830....         80
      50    6.50%, 1/15/24, Pool #379127.....         53

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 122

ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
     124    6.50%, 2/15/24, Pool #389200.....        132
      64    6.50%, 2/15/24, Pool #370338.....         67
     383    6.50%, 2/15/24, Pool #362341.....        405
   2,375    6.50%, 2/15/24, Pool #354747.....      2,513
      13    6.50%, 2/15/24, Pool #380818.....         14
     342    7.00%, 3/15/24, Pool #379328.....        366
     172    7.00%, 3/15/24, Pool #391552.....        183
     374    7.00%, 4/15/24, Pool #379001.....        399
      98    7.00%, 4/15/24, Pool #355128.....        104
       9    7.50%, 6/15/24, Pool #389827.....         10
      25    7.50%, 6/15/24, Pool #388747.....         27
      13    8.00%, 9/15/24, Pool #393908.....         14
     225    8.00%, 9/15/24, Pool #403212.....        245
      85    8.50%, 10/15/24, Pool #407073....         93
     627    9.00%, 11/15/24, Pool #780029....        704
       7    7.50%, 6/15/25, Pool #401860.....          7
       5    8.00%, 6/15/25, Pool #385370.....          5
     111    8.00%, 7/15/25, Pool #377557.....        120
     700    6.50%, 9/16/25, Series 96-6,
              Class PK.......................        734
      12    7.50%, 3/15/26, Pool #381163.....         13
     378    7.50%, 3/15/26, Pool #422308.....        407
     260    8.00%, 7/15/26, Pool #412644.....        283
       8    8.00%, 8/15/26, Pool #436445.....          8
     267    8.00%, 11/20/26, Pool #2324......        290
     583    8.00%, 12/20/26, Pool #2344......        632
     135    7.50%, 3/15/27, Pool #432398.....        145
   1,711    6.50%, 6/20/27, Series 97-19,
              Class PJ.......................      1,722
     266    3.75%, 7/20/27, Pool #80094*.....        270
   2,992    6.25%, 8/20/27, Series 98-1,
              Class PD.......................      3,017
     797    8.00%, 11/20/27, Pool #2512......        863
     672    7.50%, 1/15/28, Pool #461625.....        723
   1,255    7.50%, 2/15/28, Pool #462562.....      1,349
      10    7.00%, 6/15/28, Pool #472679.....         11
     278    7.50%, 9/16/28, Series 99-33B,
              Class PQ.......................        277
   3,824    6.50%, 9/20/28, Series 98-22,
              Class PD.......................      3,988
   2,205    6.00%, 5/20/29, Series 99-17,
              Class L........................      2,281
   6,000    6.50%, 3/16/31, Series 01-10,
              Class PE.......................      6,397
   5,838    6.50%, 12/20/31, Series 01-64,
              Class PB.......................      6,148
   3,077    6.50%, 4/1/32, Pool #545639......      3,246
                                               ---------
                                                  48,601
                                               ---------
  Total U.S. Government Agency Mortgages         552,491
                                               ---------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY SECURITIES (13.4%):
Fannie Mae (3.7%):
  15,000    7.16%, 5/11/05...................     15,245
  10,000    5.88%, 2/2/06....................     10,288
  16,000    0.00%, 10/9/19...................      7,118
   9,200    0.00%, 5/29/26...................      2,782
                                               ---------
                                                  35,433
                                               ---------
Federal Home Loan Bank (0.8%):
   7,000    5.75%, 8/15/11...................      7,608
                                               ---------
Financial Corporation STRIPS (1.6%):
     180    10/5/05..........................        176
     500    10/6/06..........................        472
   1,000    11/11/06.........................        942
     334    12/27/05.........................        324
     500    12/27/06.........................        468
  26,153    12/6/18..........................     12,862
                                               ---------
                                                  15,244
                                               ---------
Freddie Mac (0.5%):
     250    7.93%, 1/20/05...................        251
   5,000    3.50%, 9/15/07 (c)...............      5,014
                                               ---------
                                                   5,265
                                               ---------
Resolution Funding Corporation STRIPS (6.5%):
  25,000    10/15/20.........................     11,134
  15,000    4/15/28..........................      4,458
   5,000    4/15/30..........................      1,355
  50,000    7/15/20..........................     22,546
  53,000    7/15/20 (c)......................     23,972
                                               ---------
                                                  63,465
                                               ---------
Tennessee Valley Authority STRIPS (0.3%):
   4,500    7/15/16..........................      2,507
                                               ---------
  Total U.S. Government Agency Securities        129,522
                                               ---------
U.S. TREASURY OBLIGATIONS (25.6%):
U.S. Treasury Bonds (8.4%):
   1,000    9.38%, 2/15/06 (c)...............      1,072
  18,000    10.38%, 11/15/12 (c).............     21,461
  10,000    7.25%, 5/15/16 (c)...............     12,517
  31,250    8.13%, 8/15/19 (c)...............     42,654
   2,500    7.13%, 2/15/23 (c)...............      3,190
                                               ---------
                                                  80,894
                                               ---------

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. TREASURY OBLIGATIONS, CONTINUED:
 U.S. Treasury Inflation Protected Bonds (2.7%):
  23,634    3.63%, 1/15/08 (c)...............     25,743
                                               ---------
U.S. Treasury Notes (5.5%):
  25,000    6.13%, 8/15/07 (c)...............     26,830
  10,000    3.88%, 5/15/09 (c)...............     10,147
  15,000    5.00%, 8/15/11 (c)...............     15,969
                                               ---------
                                                  52,946
                                               ---------
U.S. Treasury STRIPS (9.0%):
  50,000    11/15/09 (c).....................     41,699
  10,000    11/15/15 (c).....................      6,107
   7,500    5/15/15 (c)......................      4,719
  72,500    5/15/20 (c)......................     33,995
   2,500    8/15/15 (c)......................      1,551
                                               ---------
                                                  88,071
                                               ---------
  Total U.S. Treasury Obligations                247,654
                                               ---------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
INVESTMENT COMPANIES (3.8%):
  37,045    One Group Government Money Market
              Fund, Class I (b)..............     37,045
                                               ---------
  Total Investment Companies                      37,045
                                               ---------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (22.1%):
 213,325    Pool of various securities for
              One Group Bond
              Funds -- footnote 2 (Securities
              Lending).......................    213,325
                                               ---------
  Total Short-Term Securities Held as
  Collateral for   Securities Lending            213,325
                                               ---------
Total (Cost $1,128,543) (a)                    1,180,037
                                               =========

------------
Percentages indicated are based on net assets of $967,047.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $55,385
                   Unrealized depreciation......................   (3,891)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $51,494
                                                                  =======

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Investment in affiliate.

(c) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

* The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect as of December 31, 2004.

The following table represents the portfolio of investments by industry classifications as a percentage of net assets:

         Government Bond Fund
         Corporate STRIPS............................................   8.1%
         Fannie Mae..................................................  33.7%
         Federal Home Loan Bank......................................   0.8%
         Freddie Mac.................................................  22.6%
         Government National Mortgage Association....................   5.0%
         Short-Term Securities Held as Collateral for Securities
           Lending...................................................  22.1%
         Tennessee Valley Authority..................................   0.3%
         U.S. Treasury Obligations...................................  25.6%
         Money Market Funds..........................................   3.8%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

 124

ONE GROUP TREASURY & AGENCY FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL                SECURITY
AMOUNT($)              DESCRIPTION              VALUE($)
---------   ----------------------------------  --------
 U.S. GOVERNMENT AGENCY SECURITIES (23.3%):
Federal Farm Credit Bank (4.4%):
    300     6.52%, 9/24/07....................      324
    800     5.75%, 1/25/08....................      852
  3,000     5.83%, 2/11/08....................    3,202
  1,720     6.82%, 3/16/09....................    1,921
    360     6.20%, 11/30/09...................      396
    855     6.90%, 9/1/10.....................      978
    500     6.27%, 1/26/16....................      556
                                                -------
                                                  8,229
                                                -------
Federal Home Loan Bank (18.1%):
 16,000     2.45%, 3/23/07....................   15,707
  1,265     5.93%, 4/9/08.....................    1,359
    250     5.49%, 12/22/08...................      266
  8,000     5.61%, 2/11/09....................    8,572
    675     6.20%, 6/2/09.....................      738
    100     7.03%, 7/14/09....................      113
  1,000     6.50%, 11/13/09...................    1,117
    690     7.38%, 2/12/10....................      796
  5,000     5.75%, 5/15/12 (c)................    5,473
                                                -------
                                                 34,141
                                                -------
Tennessee Valley Authority (0.8%):
  1,349     New Valley Generation I, 7.30%,
              3/15/19.........................    1,566
                                                -------
  Total U.S. Government Agency Securities        43,936
                                                -------
U.S. TREASURY OBLIGATIONS (73.5%):
U.S. Treasury Bonds (38.5%):
  7,000     6.63%, 5/15/07 (c)................    7,552
 17,966     12.75%, 11/15/10..................   19,480
 38,250     10.38%, 11/15/12 (c)..............   45,604
                                                -------
                                                 72,636
                                                -------

 SHARES
   OR
PRINCIPAL                SECURITY
AMOUNT($)              DESCRIPTION              VALUE($)
---------   ----------------------------------  --------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Notes (35.0%):
 14,000     1.63%, 4/30/05 (c)................   13,966
 29,000     6.75%, 5/15/05 (c)................   29,448
 18,000     5.75%, 11/15/05...................   18,461
  3,000     3.38%, 11/15/08 (c)...............    2,992
  1,000     3.88%, 5/15/09 (c)................    1,015
                                                -------
                                                 65,882
                                                -------
  Total U.S. Treasury Obligations               138,518
                                                -------
INVESTMENT COMPANIES (2.5%):
  4,707     One Group Treasury Only Money
              Market Fund, Class I (b)........    4,707
                                                -------
  Total Investment Companies                      4,707
                                                -------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (31.0%):
 58,447     Pool of various securities for One
              Group Bond Funds -- footnote 2
              (Securities Lending)............   58,447
                                                -------
  Total Short-Term Securities Held as
  Collateral for Securities Lending              58,447
                                                -------
Total (Cost $245,103) (a)                       245,608
                                                =======

------------
Percentages indicated are based on net assets of $188,432.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 2,311
                   Unrealized depreciation......................   (1,806)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $   505
                                                                  =======

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Investment in affiliate.

(c) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP TREASURY & AGENCY FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

The following table represents the portfolio of investments by industry classifications as a percentage of net assets:

         Treasury & Agency Fund
         Federal Farm Credit Bank....................................   4.4%
         Federal Home Loan Bank......................................  18.1%
         Short-Term Securities Held as Collateral for Securities
           Lending...................................................  31.0%
         Tennessee Valley Authority..................................   0.8%
         U.S. Treasury Obligations...................................  73.5%
         Money Market Funds..........................................   2.5%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

 126

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
 CORPORATE BONDS (95.5%):
Aerospace & Defense (1.1%):
   1,000    Aviall, Inc., 7.63%, 7/1/11......      1,065
   3,550    BE Aerospace, Inc., 8.00%, 3/1/08
              (f)............................      3,554
   2,795    Bombardier, Inc., 6.75%,
              5/1/12 (b).....................      2,564
   6,150    Bombardier, Inc., 6.30%,
              5/1/14 (b) (f).................      5,335
   1,100    Orbital Sciences Corp., 9.00%,
              7/15/11........................      1,238
     700    Sequa Corp., 9.00%, 8/1/09.......        789
     600    Transdigm, Inc., 8.38%,
              7/15/11........................        644
                                               ---------
                                                  15,189
                                               ---------
Air Transport (2.2%):
   2,139    American Airlines, Inc., 9.71%,
              1/2/07.........................      2,015
     900    American Airlines, Inc., 7.80%,
              4/1/08 (f).....................        824
   1,400    American Airlines, Inc., 7.25%,
              2/5/09.........................      1,365
   1,750    American Airlines, Inc., 7.32%,
              10/15/09.......................      1,487
   3,400    Continental Airlines, Inc.,
              7.57%, 12/1/06.................      2,790
     452    Continental Airlines, Inc.,
              7.42%, 10/1/08.................        425
   3,000    Continental Airlines, Inc.,
              6.32%, 11/1/08.................      3,025
   3,355    Continental Airlines, Inc.,
              7.03%, 6/15/11.................      2,762
   2,248    Continental Airlines, Inc.,
              9.56%, 3/1/21 (f)..............      2,265
     679    Continental Loan, 3.45%,
              12/31/06.......................        597
   1,828    Delta Airlines, Inc., Series
              00-1, Class A1, 7.38%,
              5/18/10 (f)....................      1,806
     662    Northwest Airlines, Inc., 7.63%,
              3/15/05 (f)....................        663
   7,508    Northwest Airlines, Inc., 7.63%,
              4/1/10 (f).....................      6,388
   1,307    Northwest Airlines, Inc., 8.30%,
              3/1/12.........................      1,101
     500    Offshore Logistics, Inc., 6.13%,
              6/15/13........................        508
   1,750    Worldspan LP/WS Financial Corp.,
              9.63%, 6/15/11 (f).............      1,741
                                               ---------
                                                  29,762
                                               ---------
Automotive (3.0%):
     830    Anchor Lamina, Inc., 9.88%,
              2/1/08.........................        623
   5,700    Asbury Automotive Group, 9.00%,
              6/15/12........................      5,985

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Automotive, continued:
   8,800    Autocam Corp., 10.88%, 6/15/14...      8,712
     750    Delco Remy International, Inc.,
              6.07%, 4/15/09*................        762
   3,750    Delco Remy International, Inc.,
              11.00%, 5/1/09 (f).............      3,994
   2,800    Delco Remy International, Inc.,
              9.38%, 4/15/12 (f).............      2,870
     225    Directed Electronics, 5.53%,
              6/17/10........................        227
     225    Directed Electronics, 5.65%,
              6/17/10........................        227
     225    Directed Electronics, 5.80%,
              6/17/10........................        227
   1,324    Directed Electronics, 6.13%,
              6/17/10........................      1,334
     500    Dura Operating Corp., 9.00%,
              5/1/09 (f).....................        495
   8,600    Dura Operating Corp., 8.63%,
              4/15/12 (f)....................      8,943
   4,350    Eagle-Picher Industries, Inc.,
              9.75%, 9/1/13..................      4,350
   1,500    Tenneco Automotive, Inc., 8.63%,
              11/15/14 (b)...................      1,560
                                               ---------
                                                  40,309
                                               ---------
Beverages & Tobacco (0.8%):
   2,660    Bavaria S.A., 8.88%,
              11/1/10 (b)....................      2,873
     450    Cott Beverages, Inc., 8.00%,
              12/15/11.......................        490
   3,600    National Wine & Spirits, 10.13%,
              1/15/09........................      3,564
   1,600    North Atlantic Trading, 9.25%,
              3/1/12 (f).....................      1,352
     500    Standard Commercial Corp., 8.00%,
              4/15/12........................        514
   1,995    SteriGenics International, 5.02%,
              6/14/11........................      2,017
                                               ---------
                                                  10,810
                                               ---------
Broadcast Radio & TV (1.8%):
   2,000    Canada, Inc., 8.00%,
              9/15/12 (b)....................      2,145
   2,000    Corus Entertainment, Inc., 8.75%,
              3/1/12.........................      2,195

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Broadcast Radio & TV, continued:
   1,000    Granite Broadcasting Corp.,
              9.75%, 12/1/10.................        955
     875    LBI Media, Inc., 0.00%,
              10/15/13.......................        643
   1,500    Nexstar Finance, Inc. LLC, 0.00%,
              4/1/13.........................      1,185
   2,000    Nexstar Finance, Inc. LLC, 7.00%,
              1/15/14........................      1,980
   2,750    Primedia, Inc., 7.63%,
              4/1/08 (f).....................      2,784
   1,600    Primedia, Inc., 7.67%,
              5/15/10*.......................      1,696
   5,400    Primedia, Inc., 8.88%,
              5/15/11 (f)....................      5,710
   2,000    XM Satellite Radio, Inc., 7.66%,
              5/1/09*........................      2,058
   1,000    Young Broadcasting, Inc., 8.50%,
              12/15/08 (f)...................      1,070
   1,775    Young Broadcasting, Inc., 10.00%,
              3/1/11 (f).....................      1,895
                                               ---------
                                                  24,316
                                               ---------
Building & Development (1.7%):
     650    Dayton Superior Corp., 13.00%,
              6/15/09........................        676
   4,100    Fedders Corp., 9.88%, 3/1/14.....      3,342
   2,250    Goodman Global Holdings, 5.76%,
              6/15/12 (b)*...................      2,284
   4,140    Great Lakes Dredge & Dock, 7.75%,
              12/15/13 (f)...................      3,767
   2,495    Interface, Inc, 9.50%, 2/1/14....      2,720
   1,000    Juno Lighting, 2nd Lien, Term
              Loan, 4.77%, 5/24/11...........      1,014
   9,225    MMI Products, Inc., 11.25%,
              4/15/07........................      9,362
                                               ---------
                                                  23,165
                                               ---------
Business Equipment & Services (0.4%):
     650    Allied Security Escrow, 11.38%,
              7/15/11 (b)....................        679
   2,000    Corrections Corporation of
              America, 9.88%, 5/1/09.........      2,220
     625    Corrections Corporation of
              America, 7.50%, 5/1/11.........        668
   2,200    Day International Group, Inc.,
              9.50%, 3/15/08.................      2,233
                                               ---------
                                                   5,800
                                               ---------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Cable Television (5.9%):
   1,000    Adelphia Communications Corp.,
              9.25%, 10/1/02 (c).............        958
   1,450    Adelphia Communications Corp.,
              8.13%, 7/15/03 (c).............      1,363
   2,000    Adelphia Communications Corp.,
              7.50%, 1/15/04 (c).............      1,850
   1,150    Adelphia Communications Corp.,
              7.75%, 1/15/09 (c).............      1,075
   3,725    Adelphia Communications Corp.,
              9.38%, 11/15/09 (c)............      3,678
   3,500    Adelphia Communications Corp.,
              10.88%, 10/1/10 (c)............      3,465
   2,000    Block Communications, Inc, 9.25%,
              4/15/09........................      2,180
   2,310    Century Communications, Corp.,
              9.50%, 3/1/05 (c)..............      2,776
   6,584    Charter B Loan, 5.42%, 4/27/11...      6,576
   3,500    Charter Communications Holdings,
              Inc., 10.25%, 1/15/10 (f)......      3,071
   3,500    Charter Communications Holdings,
              Inc., LLC, 11.13%, 1/15/11.....      3,168
   1,900    Charter Communications Holdings,
              Inc., LLC, 8.00%,
              4/30/12 (b)....................      1,976
   3,000    Charter Communications Holdings,
              Inc., LLC, 8.75%,
              11/15/13 (f)...................      3,098
   1,000    Charter Communications Holdings,
              Inc., LLC, 8.38%, 4/30/14 (b)
              (f)............................      1,055
     250    CSC Holdings, Inc., 7.88%,
              12/15/07.......................        268
   3,175    CSC Holdings, Inc., 7.25%,
              7/15/08........................      3,350
   1,500    CSC Holdings, Inc., 7.63%,
              4/1/11.........................      1,616
     300    CSC Holdings, Inc., 6.75%,
              4/15/12 (b)....................        309
     400    Echostar DBS Corp., 5.75%,
              10/1/08........................        405
   2,900    Echostar DBS Corp., 6.63%,
              10/1/14 (b)....................      2,936
   2,000    Innova S DE R.L., 9.38%, 9/19/13
              (f)............................      2,275
   2,500    Insight Communications, 0.00%,
              2/15/11 (f)....................      2,431
   2,000    Insight Midwest, 10.50%, 11/1/10
              (f)............................      2,190
   7,330    Mediacom LLC, 9.50%,
              1/15/13 (f)....................      7,358
   1,100    NTL Cable PLC, 6.07%,
              10/15/12 (b)*..................      1,133
     400    NTL Cable PLC, 8.75%, 4/15/14 (b)
              (f)............................        451
   4,500    Panamsat Corp., 9.00%, 8/15/14
              (b)............................      5,023

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 128

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Cable Television, continued:
   3,650    Panamsat Corp., 0.00%, 11/1/14
              (b)............................      2,509
   2,250    RCN Corp., 10.13%, 1/15/10 (c)...      1,614
   4,000    RCN Corp., 7.01%, 12/21/11.......      4,020
     750    Rogers Cable, Inc., 6.25%,
              6/15/13........................        752
   3,600    Videotron Ltee, 6.88%,
              1/15/14 (b)....................      3,722
     500    Videotron Ltee, 6.88%,
              1/15/14 (f)....................        517
                                               ---------
                                                  79,168
                                               ---------
Chemicals & Plastics (7.5%):
     500    American Rock Salt Co. LLC,
              9.50%, 3/15/14 (b).............        523
   4,200    BCP Caylux Holdings, Luxembourg
              SCA, 9.63%, 6/15/14 (b) (f)....      4,736
   1,000    Brenntag Beteiligungs GMBH, Term
              Loan B2, 4.73%, 8/27/13........      1,015
   2,000    Celenese, 6.27%, 12/8/11.........      2,040
     246    Celenese, 4.52%, 10/1/11.........        251
      99    Celenese B Loan, 4.52%, 4/30/11..        100
     155    Celenese B Loan, 4.55%, 4/30/11..        158
     400    Church & Dwight Co., Inc., 6.00%,
              12/15/12 (b)...................        407
   3,000    Cognis Deutschland GmbH & Co.,
              Tranche B, Term Loan, 7.24%,
              11/15/13.......................      3,120
   2,000    Crompton Corp., 7.67%,
              8/1/10 (b)*....................      2,175
   1,800    Crompton Corp., 9.88%,
              8/1/12 (b).....................      2,061
   3,000    Crystal US Holdings, 0.00%,
              10/1/14 (b) (f)................      2,055
   3,400    Equistar Chemicals, 10.13%,
              9/1/08 (f).....................      3,919
   2,800    Equistar Chemicals, 10.63%,
              5/1/11 (f).....................      3,248
   1,415    Ethyl Corp., 8.88%, 5/1/10.......      1,564
   2,000    Helm Holdings Loan, 8.59%,
              12/15/10.......................      2,020
   1,000    HMP Equity Holdings Corp., 0.00%,
              5/15/08........................        661
     400    Huntsman Corp., LLC, 9.50%,
              7/1/07 (b) (f).................        402
   1,250    Huntsman ICI Chemicals, 10.13%,
              7/1/09 (f).....................      1,316
   1,600    Huntsman LLC, 11.50%, 7/15/12 (b)
              (f)............................      1,892

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Chemicals & Plastics, continued:
      24    IMC Global, Inc., 7.63%,
              11/1/05........................         24
   2,500    IMC Global, Inc., 10.88%,
              6/1/08.........................      3,000
   1,300    IMC Global, Inc., 11.25%,
              6/1/11.........................      1,502
   1,300    Innophos, Inc., 8.88%,
              8/15/14 (b)....................      1,404
   1,500    Invista, 9.25%, 5/1/12 (b) (f)...      1,673
   3,350    ISP Chemco, 10.25%, 7/1/11.......      3,786
   1,000    Johnsondiversey Holdings, Inc.,
              9.63%, 5/15/12.................      1,118
   7,000    Johnsondiversey Holdings, Inc.,
              0.00%, 5/15/13 (f).............      6,054
   3,920    Lyondell Chemical Co., 9.63%,
              5/1/07 (f).....................      4,312
   7,700    OM Group, Inc., 9.25%,
              12/15/11.......................      8,200
   5,880    Polymer Group, Inc., Term Loan,
              5.09%, 12/31/06................      5,938
   2,950    Polymer Group, Inc., Term Loan,
              5.09%, 12/31/06................      2,987
   5,900    Polyone Corp., 10.63%,
              5/15/10 (f)....................      6,637
   4,525    Polyone Corp., 8.88%,
              5/1/12 (f).....................      4,920
   3,000    Rhodia SA, 7.63%, 6/1/10 (f).....      3,008
   2,400    Rhodia SA, 10.25%, 6/1/10 (f)....      2,700
   1,000    Rhodia SA, 8.88%, 6/1/11 (f).....      1,008
   3,090    Terra Capital, Inc., 12.88%,
              10/15/08.......................      3,863
   1,456    Terra Capital, Inc., 11.50%,
              6/1/10 (f).....................      1,660
   1,000    UAP Holding Corp., 0.00%, 7/15/12
              (b)............................        785
     750    United Agricultural Products,
              8.25%, 12/15/11 (b)............        804
                                               ---------
                                                  99,046
                                               ---------
Clothing/Textiles (1.2%):
   2,000    Avondale Mills, Inc., 10.25%,
              7/1/13 (f).....................      1,620
   1,000    Broder Brothers Co., 11.25%,
              10/15/10 (b)...................      1,045
   3,000    Broder Brothers Co., 11.25%,
              10/15/10 (f)...................      3,135
     200    Dyersburg Corp., 9.75%,
              9/1/07 (c).....................          0

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Clothing/Textiles, continued:
   1,000    Levi Strauss & Co., 7.00%,
              11/1/06 (f)....................      1,050
   1,750    Levi Strauss & Co., 11.63%,
              1/15/08........................      1,838
   5,000    Levi Strauss & Co., 12.25%,
              12/15/12 (f)...................      5,562
   1,850    Westpoint Stevens, Inc., 7.88%,
              6/15/05 (c)....................          2
   3,054    Westpoint Stevens, Inc., 10.00%,
              6/30/05........................      2,276
                                               ---------
                                                  16,528
                                               ---------
Conglomerates (1.0%):
   1,000    Case New Holland, Inc., 9.25%,
              8/1/11 (b).....................      1,113
   1,850    Case New Holland, Inc., 9.25%,
              8/1/11 (b).....................      2,058
   1,650    Invensys PLC, 9.88%, 3/15/11 (b)
              (f)............................      1,774
   2,000    Mueller Group, Inc., 6.91%,
              11/1/11*.......................      2,070
   2,700    Playtex Products, Inc., 8.00%,
              3/1/11.........................      2,950
   3,250    SPX Corp., 7.50%, 1/1/13.........      3,525
                                               ---------
                                                  13,490
                                               ---------
Containers & Packaging (2.9%):
   2,300    Anchor Glass Container Corp.,
              11.00%, 2/15/13................      2,461
     650    Ball Corp., 6.88%, 12/15/12......        699
   1,000    Consolidated Container Co.,
              0.00%, 6/15/09.................        840
   5,200    Constar International, 11.00%,
              12/1/12 (f)....................      5,394
   4,200    Crown European Holdings SA,
              9.50%, 3/1/11 (f)..............      4,788
   1,000    Crown European Holdings SA,
              10.88%, 3/1/13 (f).............      1,183
   1,000    Graham Packaging Co., 6.32%,
              4/7/12.........................      1,028
   2,000    Graham Packaging Co., 8.50%,
              10/15/12 (b)...................      2,100
   1,484    Home Products International,
              Inc., 9.63%, 5/15/08...........      1,350
     291    Indesco International, Inc.,
              10.00%, 3/8/08.................        291
   1,000    Owens-Brockway Glass Containers,
              Inc., 8.88%, 2/15/09...........      1,086
   3,000    Owens-Brockway Glass Containers,
              Inc., 8.25%, 5/15/13 (f).......      3,300
   2,500    Owens-Brockway Glass Containers,
              Inc., 6.75%, 12/1/14 (b) (f)...      2,525

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Containers & Packaging, continued:
   6,200    Portola Packaging, Inc., 8.25%,
              2/1/12 (f).....................      4,897
   2,500    Tekni-Plex, Inc., 8.75%,
              11/15/13 (b) (f)...............      2,488
   1,897    U.S. Can Corp., 10.88%,
              7/15/10........................      2,011
   1,700    Vitro Envases N.A., 10.75%,
              7/23/11 (b)....................      1,764
                                               ---------
                                                  38,205
                                               ---------
Cosmetics/Toiletries (0.1%):
   1,500    Chattem, Inc., 5.40%, 3/1/10*....      1,530
   1,425    Drypers Corp., Series B, 10.25%,
              6/15/07 (c)....................         12
                                               ---------
                                                   1,542
                                               ---------
Drugs (0.3%):
   2,000    Alpharma, Inc., 8.63%,
              5/1/11 (b).....................      2,090
     900    Elan Plc, 6.51%, 11/15/11 (b)*...        947
   1,400    Elan Plc, 7.75%, 11/15/11 (b)....      1,491
                                               ---------
                                                   4,528
                                               ---------
Ecological Services & Equipment (1.1%):
   5,245    Allied Waste N.A., Series B,
              8.88%, 4/1/08..................      5,612
   1,250    Allied Waste N.A., 6.50%,
              11/15/10.......................      1,225
   3,000    Allied Waste N.A., 5.75%, 2/15/11
              (f)............................      2,820
   2,000    Allied Waste N.A., Series B,
              9.25%, 9/1/12 (f)..............      2,165
   1,000    Allied Waste N.A., Series B,
              7.88%, 4/15/13.................      1,025
     500    American ECO Corp., 9.63%,
              5/15/08 (c)....................          0
   1,200    IESI Corp., 10.25%, 6/15/12......      1,404
                                               ---------
                                                  14,251
                                               ---------
Electronics/Electric (6.1%):
   8,750    Advanced Micro, 7.75%, 11/1/12
              (b)............................      9,110
   1,235    AMI Semiconductor, Inc., 10.75%,
              2/1/13.........................      1,451
     750    Amkor Technologies, Inc., 10.50%,
              5/1/09 (f).....................        750
   8,100    Amkor Technologies, Inc., 7.13%,
              3/15/11 (f)....................      7,613

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 130

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Electronics/Electric, continued:
     500    Amkor Technologies, Inc., 7.75%,
              5/15/13........................        470
   3,500    Avnet, Inc., 9.75%, 2/15/08......      4,025
   1,800    Celestica, Inc., 7.88%, 7/1/11...      1,931
   1,500    Cms Energy Corp., 7.75%, 8/1/10
              (f)............................      1,641
   4,000    Cookson Plc, 5.32%, 11/1/09......      4,078
     500    Corning, Inc., 6.20%,
              3/15/16 (f)....................        501
   1,000    Danka Business Systems, 11.00%,
              6/15/10........................      1,060
     900    Flextronics International Ltd.,
              6.50%, 5/15/13 (f).............        923
   1,400    Freescale Semiconductor, 6.88%,
              7/15/11........................      1,502
     850    Freescale Semiconductor, 7.13%,
              7/15/14........................        922
   2,000    Inergy, 6.88%, 12/15/14 (b)......      2,010
   1,100    Interline Brands, Inc., 11.50%,
              5/15/11........................      1,238
     700    Iron Mountain, Inc., 8.63%,
              4/1/13.........................        744
   1,500    Iron Mountain, Inc., 7.75%,
              1/15/15........................      1,523
   2,000    Iron Mountain, Inc., 6.63%,
              1/1/16.........................      1,865
   1,500    Jacuzzi Brands, Inc., 9.63%,
              7/1/10.........................      1,665
   3,500    Lucent Technologies, 6.50%,
              1/15/28........................      3,159
     200    Magnachip Semiconductor, Ltd.,
              5.78%, 12/15/11 (b)*...........        206
     100    Magnachip Semiconductor, Ltd.,
              6.88%, 12/15/11 (b) (f)........        103
     400    Magnachip Semiconductor, Ltd.,
              8.00%, 12/15/14 (b)............        417
   1,300    Nortel Networks, Ltd., 6.13%,
              2/15/06 (f)....................      1,323
   8,040    Nortel Networks, Ltd., 4.25%,
              9/1/08.........................      7,818
   1,800    Northwestern Public Services Co.,
              7.00%, 8/15/23.................      1,845
     156    ON Semiconductor Corp., 12.00%,
              3/15/10........................        193
   1,052    Prestige Brands, Inc., Tranche B,
              Term Loan, 4.80%, 4/6/11.......      1,061
   3,000    Prestige Brands, Inc., Tranche C,
              Term Loan, 6.80%, 10/6/11......      3,086
     600    Seagate Technology, Inc., 8.00%,
              5/15/09........................        648
   2,500    Stratus Technologies, Inc.,
              10.38%, 12/1/08................      2,256
   2,600    Texas Genco LLC, 6.88%, 12/15/14
              (b)............................      2,688

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Electronics/Electric, continued:
   2,140    Viasystems, Inc., 10.50%,
              1/15/11........................      2,097
   2,000    Windmere Durable Holdings,
              10.00%, 7/31/08 (f)............      1,990
   2,000    Xerox Corp., 7.13%, 6/15/10......      2,160
   4,000    Xerox Corp., 6.88%, 8/15/11......      4,260
     400    Xerox Credit Corp., 7.00%,
              1/8/18.........................        400
                                               ---------
                                                  80,732
                                               ---------
Equipment Leasing (2.0%):
   4,342    Amerco, 9.00%, 3/15/09...........      4,603
   2,901    Amerco, 12.00%, 3/15/11..........      2,974
   1,000    Nationsrent, Inc., 9.50%,
              10/15/10.......................      1,120
     700    Neff Corp., 10.25%, 6/1/08.......        674
   2,993    Nes Rentals Loan, 10.00%,
              8/17/10........................      3,015
   7,787    SAC Holdings Corp., 8.50%,
              3/15/14 (f)....................      7,728
   4,850    United Rentals, Inc., 6.50%,
              2/15/12........................      4,728
   1,500    United Rentals, Inc., 7.00%,
              2/15/14........................      1,403
                                               ---------
                                                  26,245
                                               ---------
Financial Services (2.5%):
   5,720    Advanta Capital Trust, 8.99%,
              12/17/26.......................      5,548
   3,750    Americredit Corp., 9.25%, 5/1/09
              (f)............................      4,022
   4,000    Asg Con LLC, 0.00%, 11/1/11 (b)..      2,550
   2,100    Fairfax Financial Holdings,
              7.75%, 4/26/12 (f).............      2,142
     650    K&F Acquisition, 7.75%, 11/15/14
              (b)............................        671
   5,175    Providian Capital I, 9.53%,
              2/1/27 (b).....................      5,304
   2,600    Refco Finance Holdings, 9.00%,
              8/1/12 (b).....................      2,847
   7,150    Thornburg Mortgage, Inc., 8.00%,
              5/15/13........................      7,598
   2,200    Western Financial Bank, 9.63%,
              5/15/12........................      2,508
                                               ---------
                                                  33,190
                                               ---------

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
 Food & Drug Retailers (1.3%):
   1,000    Ahold Finance USA, Inc., 6.25%,
              5/1/09.........................      1,040
   5,200    Ahold Finance USA, Inc., 8.25%,
              7/15/10 (f)....................      5,888
   1,500    Duane Reade, Inc., 9.75%, 8/1/11
              (b)............................      1,365
   5,060    Great Atlantic & Pacific Tea,
              Inc., 7.75%, 4/15/07 (f).......      5,009
   1,500    Jean Coutu Group PJC, Inc.,
              8.50%, 8/1/14 (b)..............      1,538
   1,200    Petro Stopping Centers, 9.00%,
              2/15/12........................      1,269
   1,000    Roundy's, Inc., 8.88%, 6/15/12...      1,093
                                               ---------
                                                  17,202
                                               ---------
Food Products & Services (5.3%):
     499    Amscan Holdings, Inc., 4.77%,
              4/30/12........................        501
   1,350    Amscan Holdings, Inc., 8.75%,
              5/1/14 (f).....................      1,350
   2,950    Apple South, Inc., 9.75%, 6/1/06
              (c)............................        944
   1,000    Avado Brands, Inc., 11.75%,
              6/15/09 (c)....................          0
   2,000    Burns Philip & Co. Ltd., 9.50%,
              11/15/10.......................      2,210
   1,200    Burns Philip Capital Property
              Ltd., 10.75%, 2/15/11..........      1,350
   1,000    Chiquita Brands International,
              Inc., 7.50%, 11/1/14 (b).......      1,013
   3,750    Corn Products International,
              Inc., 8.25%, 7/15/07...........      4,126
     600    Cosan SA Industria E Com, 9.00%,
              11/1/09 (b)....................        627
   3,400    Dole Foods Co., 7.25%, 6/15/10...      3,494
     800    Dole Foods Co., 8.88%, 3/15/11...        870
   2,755    Friendly Ice Cream Corp., 8.38%,
              6/15/12 (f)....................      2,703
     650    Gold Kist, Inc., 10.25%,
              3/15/14........................        761
   4,500    Golden State Foods Corp., 9.24%,
              1/10/12 (g)....................      4,478
   1,630    Graphic Packaging International,
              9.50%, 8/15/13.................      1,854
   2,800    Jefferson Smurfit Corp., 7.50%,
              6/1/13.........................      2,989
   5,500    Land O Lakes, Inc., 9.00%,
              12/15/10.......................      6,022
   8,025    Land O Lakes, Inc., 8.75%,
              11/15/11 (f)...................      7,984
   3,000    Landry's Restaurants, Inc.,
              7.50%, 12/15/14 (b)............      2,978

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Food Products & Services, continued:
   2,000    MDP Acquisitions PLC, 9.63%,
              10/1/12........................      2,230
     250    National Beef Packaging, 10.50%,
              8/1/11.........................        263
   7,504    Premium Standard Farms, 9.25%,
              6/15/11........................      8,028
   1,650    Real Mex Restaurants, Inc.,
              10.00%, 4/1/10 (b) (f).........      1,720
   3,700    Sbarro, Inc., 11.00%,
              9/15/09 (f)....................      3,737
   3,150    Seminis Vegetable Seeds, 10.25%,
              10/1/13........................      3,544
   3,435    Swift & Company, 10.13%,
              10/1/09........................      3,830
   1,500    Swift & Company, 12.50%, 1/1/10
              (f)............................      1,695
                                               ---------
                                                  71,301
                                               ---------
Forest Products (2.0%):
   1,100    Abitibi-Consolidated, Inc.,
              5.99%, 6/15/11 (f)*............      1,133
   3,300    Abitibi-Consolidated, Inc.,
              6.00%, 6/20/13 (f).............      3,147
   1,000    Ainsworth Lumber Co., Ltd.,
              6.30%, 10/1/10 (b)*............      1,020
     800    Ainsworth Lumber Co., Ltd.,
              7.25%, 10/1/12 (b).............        814
   1,200    Ainsworth Lumber Co., Ltd.,
              6.75%, 3/15/14.................      1,164
   1,500    Ainsworth Lumber Co., Ltd.,
              6.75%, 3/15/14.................      1,468
   2,000    Bowater, Inc., 5.49%, 3/15/10*...      2,040
   1,050    Bowater, Inc., 6.50%,
              6/15/13 (f)....................      1,050
   2,575    Buckeye Technologies, Inc.,
              9.25%, 9/15/08 (f).............      2,575
   4,700    Buckeye Technologies, Inc.,
              8.00%, 10/15/10 (f)............      4,700
     775    Buckeye Technologies, Inc.,
              8.50%, 10/1/13.................        841
     395    Fibermark, Inc., 10.75%, 4/15/11
              (c)............................        296
     650    Norske Skog Canada, Inc., 8.63%,
              6/15/11........................        697
   1,000    Norske Skog Canada, Inc., 7.38%,
              3/1/14.........................      1,043
     975    Pope & Talbot, 8.38%, 6/1/13.....      1,024

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 132

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Forest Products, continued:
     335    Pope & Talbot Senior Notes,
              8.38%, 6/1/13..................        352
   3,850    Tembec Industries, Inc., 8.50%,
              2/1/11 (f).....................      3,869
                                               ---------
                                                  27,233
                                               ---------
Health Care (5.7%):
   1,000    Alderwoods Group, 7.75%, 9/15/12
              (b)............................      1,080
   1,263    Alliance Imaging, 10.38%,
              4/15/11........................      1,416
   3,500    Ameripath, Inc., 10.50%,
              4/1/13.........................      3,719
   6,750    Cdrv Investors, Inc., 0.00%,
              1/1/15 (b).....................      4,193
   1,000    Concentra Operating Corp., 9.50%,
              8/15/10........................      1,130
   1,000    Concentra Operating Corp., 9.13%,
              6/1/12 (b).....................      1,130
   5,875    Encore Medical Corp., 9.75%,
              10/1/12 (b)....................      5,933
   1,500    Fresenius Medical Care Capital
              Trust, Series IV, 7.88%,
              6/15/11........................      1,673
   3,000    HCA-The Healthcare Company,
              8.75%, 9/1/10..................      3,429
   1,500    Healthsouth Corp., 8.50%,
              2/1/08.........................      1,556
   6,850    Healthsouth Corp., 8.38%,
              10/1/11........................      7,106
   2,250    Healthsouth Corp., 7.63%,
              6/1/12.........................      2,261
     900    Iasis Healthcare Corp., 8.75%,
              6/15/14 (f)....................        981
   4,200    Insight Health Services, 9.88%,
              11/1/11 (f)....................      4,242
     400    Leiner Health Products, 11.00%,
              6/1/12.........................        437
     654    Magellan Health Services, 9.38%,
              11/15/08.......................        712
   1,000    Medcath Holdings Corp., 9.88%,
              7/15/12........................      1,085
     998    Medical Device Manufacture, Inc.,
              5.00%, 6/30/10.................      1,005
     600    Medical Device Manufacture, Inc.,
              10.00%, 7/15/12 (b)............        647
     900    National Mentor, Inc., 9.63%,
              12/1/12 (b)....................        956
   3,300    NDChealth Corp., 10.50%, 12/1/12
              (f)............................      3,548
   2,650    Prime Medical Services, Inc.,
              8.75%, 4/1/08..................      2,690
   1,200    Province Healthcare Co., 7.50%,
              6/1/13.........................      1,344

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Health Care, continued:
   4,882    Res Care, Inc., 10.63%,
              11/15/08.......................      5,381
   3,415    Sepracor, Inc., 5.00%, 2/15/07...      3,564
   1,175    Team Health, Inc., 9.00%,
              4/1/12.........................      1,149
   2,000    Tenet Healthcare Corp., 7.38%,
              2/1/13 (f).....................      1,940
   2,650    Tenet Healthcare Corp., 9.88%,
              7/1/14 (b).....................      2,889
   2,000    Triad Hospitals, Inc., 7.00%,
              11/15/13.......................      2,045
   3,400    Vanguard Health Systems, 9.00%,
              10/1/14 (b) (f)................      3,638
   2,250    Vanguard Health Systems, 0.00%,
              10/1/15 (b) (f)................      1,474
   2,000    Ventas Realty, 9.00%, 5/1/12.....      2,333
                                               ---------
                                                  76,686
                                               ---------
Home Furnishings (0.2%):
   1,000    Sealy Mattress Co., Term Loan,
              6.55%, 4/5/13..................      1,035
   2,000    Simmons Co., Term Loan, 5.88%,
              6/1/12.........................      2,020
                                               ---------
                                                   3,055
                                               ---------
Hotels/Motels/Inns & Casinos (2.8%):
   1,000    Aztar Corp., 7.88%,
              6/15/14 (f)....................      1,103
   2,000    Boyd Gaming, 7.75%, 12/15/12.....      2,183
   3,800    Felcor Lodging LP, 6.87%,
              6/1/11*........................      3,989
   1,400    Felcor Lodging LP, 9.00%,
              6/1/11.........................      1,586
   1,000    Gaylord Entertainment Co., 8.00%,
              11/15/13.......................      1,080
   1,000    Grupo Posadas S.A. de C.V.,
              8.75%, 10/4/11 (b).............      1,068
   3,000    Host Marriott LP, 7.00%, 8/15/12
              (b)............................      3,172
   3,000    John Q. Hamons Hotels, Inc.,
              8.88%, 5/15/12 (f).............      3,389
   1,500    La Quinta Properties, 8.88%,
              3/15/11........................      1,673
     500    MGM Grand, Inc., 6.00%, 10/1/09
              (b)............................        518
   1,630    MGM Grand, Inc., 6.00%,
              10/1/09........................      1,671
   2,800    MGM Grand, Inc., 6.75%, 9/1/12...      2,947

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Hotels/Motels/Inns & Casinos, continued:
   2,900    Park Place Entertainment, 7.88%,
              3/15/10 (f)....................      3,265
   1,000    Park Place Entertainment, 7.00%,
              4/15/13........................      1,103
   1,000    Pinnacle Entertainment, 8.25%,
              3/15/12........................      1,063
   2,000    Pinnacle Entertainment, 8.75%,
              10/1/13 (f)....................      2,165
     150    Station Casinos, Inc., 6.00%,
              4/1/12.........................        153
   2,100    Station Casinos, Inc., 6.88%,
              3/1/16 (f).....................      2,187
   3,000    Wynn Las Vegas LLC, 6.63%,
              12/1/14 (b)....................      2,969
                                               ---------
                                                  37,284
                                               ---------
Industrial Equipment (1.5%):
   3,340    Airxcel, Inc., 11.00%,
              11/15/07.......................      3,307
     875    Columbus McKinnon Corp., 8.50%,
              4/1/08 (f).....................        879
   1,200    Columbus McKinnon Corp., 10.00%,
              8/1/10.........................      1,350
   1,475    Key Components LLC, 10.50%,
              6/1/08.........................      1,530
   5,650    Milacron Escrow Corp., 11.50%,
              5/15/11........................      5,989
     600    Neff Corp., 10.25%, 6/1/08.......        578
   1,500    Polypore, Inc., 8.75%,
              5/15/12 (b)....................      1,568
     139    Precision Partners, Inc., 12.00%,
              2/1/07.........................        139
   1,000    Thermadyne Holdings Corp, 9.25%,
              2/1/14.........................        975
   2,800    UCAR Finance, Inc., 10.25%,
              2/15/12........................      3,199
                                               ---------
                                                  19,514
                                               ---------
Insurance (0.4%):
   4,215    Crum & Forster Holdings Corp.,
              10.38%, 6/15/13................      4,700
                                               ---------
Leisure (2.6%):
   4,200    Bally Total Fitness Holdings,
              Series D, 9.88%,
              10/15/07 (b)...................      3,612
   4,550    Bally Total Fitness Holdings,
              Series D, 10.50%, 7/15/11......      4,584
   7,150    Imax Corp., 9.63%, 12/1/10 (b)
              (f)............................      7,794
   1,000    Intrawest Corp., 7.50%,
              10/15/13.......................      1,064
     850    Intrawest Corp., 7.50%, 10/15/13
              (b)............................        904

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Leisure, continued:
     800    LCE Acquistion Corp, 9.00%,
              8/1/14 (b).....................        866
   1,700    Scientific Games Corp., 6.25%,
              12/15/12 (b)...................      1,730
   3,400    Six Flags, Inc., 9.50%,
              2/1/09 (f).....................      3,536
   2,000    Six Flags, Inc., 8.88%,
              2/1/10 (f).....................      2,025
   2,000    Six Flags, Inc., 9.75%,
              4/15/13........................      2,030
   4,350    Universal City Development,
              11.75%, 4/1/10.................      5,138
   1,000    Wdac Subsidiary Corp., 8.38%,
              12/1/14 (b) (f)................        986
                                               ---------
                                                  34,269
                                               ---------
Nonferrous Metals & Minerals (1.6%):
   3,250    Earle M. Jorgensen Co., 9.75%,
              6/1/12.........................      3,656
     440    Horizon Natural Resources,
              11.75%, 5/8/09 (c).............          4
   3,000    Hubbay Mining & Smelting, 9.63%,
              1/15/12 (b) (f)................      2,940
   2,886    Magnaquench, Inc., 7.52%,
              9/30/09........................      2,886
   5,980    Oglebay Norton Co., 13.00%,
              10/25/08 (g)...................      7,415
   4,250    Oglebay Norton Co., 10.00%,
              2/1/09.........................      3,145
   1,500    Wolverine Tube, Inc., 7.38%,
              8/1/08 (b).....................      1,485
                                               ---------
                                                  21,531
                                               ---------
Oil & Gas (5.2%):
   1,000    Chesapeake Energy Corp., 9.00%,
              8/15/12........................      1,143
   1,250    Chesapeake Energy Corp., 7.50%,
              9/15/13........................      1,361
   2,300    Chesapeake Energy Corp., 7.50%,
              6/15/14 (f)....................      2,513
   1,000    Chesapeake Energy Corp., 6.38%,
              6/15/15 (b)....................      1,028
     650    Chesapeake Energy Corp., 6.88%,
              1/15/16........................        681
   2,500    Compton Petroleum Corp., 9.90%,
              5/15/09........................      2,763
   1,000    Crompton Petroleum Corp., 2.30%,
              8/16/09........................      1,009
   5,000    Dresser, Inc., 5.71%, 3/4/10.....      5,100
     500    Evergreen Resources, Inc., 5.88%,
              3/15/12........................        522

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 134

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Oil & Gas, continued:
   1,700    Frontier Oil Corp., 6.63%,
              10/1/11 (b)....................      1,734
   1,500    La Grange Acquisition LP, 4.95%,
              10/2/05........................      1,524
   1,500    Markwest Energy, 6.88%, 11/1/14
              (b)............................      1,523
   3,870    North American Energy Partners,
              8.75%, 12/1/11.................      3,947
   1,533    Orion Refining Corp., 10.00%,
              11/15/04.......................          0
   2,850    Parker Drilling Co., 7.15%,
              9/1/10 (b).....................      2,985
   2,150    Parker Drilling Co., 9.63%,
              10/1/13........................      2,413
   1,000    Peabody Energy Corp., 5.88%,
              4/15/16 (f)....................        995
   5,780    Petro Gas-Services, 10.00%,
              11/5/10........................      6,588
   4,200    Petrobras International Finance,
              7.75%, 9/15/14.................      4,415
   1,000    Premcor Refining Group, 9.25%,
              2/1/10.........................      1,130
     700    Premcor Refining Group, 9.50%,
              2/1/13.........................        812
   1,535    Premcor Refining Group, 7.50%,
              6/15/15........................      1,662
   1,750    Quality Distribution, Inc, 9.00%,
              11/15/10 (b)...................      1,746
   3,000    Secunda International LTD.,
              9.76%, 9/1/12 (b)*.............      2,940
   1,000    Seitel, Inc., 11.75%,
              7/15/11 (b)....................      1,055
   3,370    Semco Energy, Inc., 7.75%,
              5/15/13........................      3,701
   3,500    Southern States Coop Inc, 10.50%,
              11/1/10 (b)....................      3,588
   4,950    Star Gas Partners, LP, 10.25%,
              2/15/13 (f)....................      5,419
   1,300    Stone Energy Corp., 6.75%,
              12/15/14 (b)...................      1,297
   1,400    Transmontaigne, Inc., 9.13%,
              6/1/10.........................      1,519
   1,000    Ultrapetrol Ltd., 9.00%,
              11/24/14 (b) (f)...............        999
   1,350    Whiting Petroleum Corp., 7.25%,
              5/1/12.........................      1,411
                                               ---------
                                                  69,523
                                               ---------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Publishing (0.9%):
   5,500    Cenveo Corp., 7.88%, 12/1/13.....      5,115
   2,500    Dex Media West, Inc., 0.00%,
              11/15/13.......................      1,959
     930    Liberty Group Publishing, 9.38%,
              2/1/08.........................        944
     500    Liberty Group Publishing, 11.63%,
              2/1/09.........................        506
   4,184    Phoenix Color Corp., 10.38%,
              2/1/09.........................      3,645
                                               ---------
                                                  12,169
                                               ---------
Rail Industries (0.8%):
     250    TFM S.A. de C.V. -- Grupo
              Transportacion Ferroviaria
              Mexicana, 10.25%, 6/15/07......        266
   8,925    TFM S.A. de C.V. -- Grupo
              Transportacion Ferroviaria
              Mexicana, 11.75%, 6/15/09......      9,093
     934    TFM S.A. de C.V. -- Grupo
              Transportacion Ferroviaria
              Mexicana, 12.50%, 6/15/12......      1,090
                                               ---------
                                                  10,449
                                               ---------
Recycling (0.0%):
     400    Imco Recycling, Inc., 9.00%,
              11/15/14 (b)...................        416
                                               ---------
Retailers (1.2%):
     998    American Safety Razor Co., 5.24%,
              4/22/11........................        998
     500    Carrols Corp., 9.00%,
              1/15/13 (b)....................        518
   1,250    Central Tractor, 10.63%,
              4/1/07 (c).....................          0
   1,000    Duane Reade, Inc., 7.01%,
              12/15/10 (b)*..................      1,015
     800    FTD, Inc., 7.75%, 2/15/14 (f)....        824
   1,000    General Nutrition Center, 8.50%,
              12/1/10........................        945
     815    Payless Shoesource, Inc., 8.25%,
              8/1/13 (f).....................        832
   1,750    Rent-Way, Inc., 11.88%, 6/15/10..      1,971
     900    Riddell Bell Holdings, 8.38%,
              10/1/12 (b)....................        932
   3,400    Service Corp. International,
              7.70%, 4/15/09.................      3,671
   1,000    Service Corp. International,
              7.88%, 2/1/13..................      1,088

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Retailers, continued:
   1,900    Solo Cup Co., 8.50%,
              2/15/14 (f)....................      1,975
     800    True Temper Sports, Inc., 8.38%,
              9/15/11........................        744
                                               ---------
                                                  15,513
                                               ---------
Steel (1.6%):
   7,075    AK Steel Corp., 7.88%,
              2/15/09 (f)....................      7,207
   1,250    JSC Severstal, 9.25%,
              4/19/14 (b)....................      1,244
   5,725    Neenah Corp., 11.00%,
              9/30/10 (b)....................      6,326
     709    Neenah Corp., 13.00%,
              9/30/13 (b)....................        727
   2,200    Neenah Corp., 7.38%,
              11/15/14 (b)...................      2,233
   1,110    Oregon Steel, 10.00%, 7/15/09....      1,235
   1,250    Ryerson Tull, Inc., 9.13%,
              7/15/06 (f)....................      1,275
   1,393    U.S. Steel Corp., 9.75%,
              5/15/10........................      1,588
                                               ---------
                                                  21,835
                                               ---------
Surface Transport (1.3%):
   3,250    CP Ships, Ltd., 10.38%,
              7/15/12 (f)....................      3,750
   3,630    Greyhound Lines, 11.50%, 4/15/07
              (f)............................      3,684
   1,000    Horizon Lines LLC, 9.00%, 11/1/12
              (b)............................      1,075
   3,250    Horizon Lines LLC, 0.00%, 4/1/13
              (b)............................      2,340
   1,300    Laidlaw International, Inc.,
              10.75%, 6/15/11................      1,518
   2,000    OMI Corp., 7.63%, 12/1/13........      2,140
   1,550    Sea Containers Ltd., 10.50%,
              5/15/12........................      1,631
     550    Stena AB, 7.50%, 11/1/13.........        576
                                               ---------
                                                  16,714
                                               ---------
Telecommunications (6.6%):
     750    Airgate Pcs, Inc., 5.85%,
              10/15/11 (b)*..................        771
   4,920    Alaska Communication System
              Holdings, 9.88%, 8/15/11.......      5,289
     340    Alaska Communication Systems
              Group, Inc., 9.38%,
              5/15/09 (f)....................        351

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Telecommunications, continued:
   5,000    AT&T Corp., 9.05%, 11/15/11......      5,755
   2,650    Cincinnati Bell, Inc., 7.25%,
              7/15/13 (f)....................      2,723
   4,300    Cincinnati Bell, Inc., 8.38%,
              1/15/14 (f)....................      4,354
   2,150    Citizens Communications, 6.25%,
              1/15/13........................      2,166
   3,350    Convergent Communications, Inc.,
              13.00%, 4/1/08 (c).............          0
     500    Eircom PLC, 8.25%, 8/15/13.......        553
   2,198    Exodus Communications, Inc.,
              10.75%, 12/15/09 (c)...........          8
   1,500    Fisher Communications, Inc.,
              8.63%, 9/15/14 (b).............      1,620
   2,000    Global Crossing UK Fin, 10.75%,
              12/15/14 (b)...................      1,980
   1,000    Iwo Escrow Co., 0.00%,
              1/15/12 (b)*...................      1,008
   1,000    Iwo Escrow Co., 0.00%,
              1/15/15 (b)....................        620
      97    KPNQwest, 10.00%, 3/15/12 (c)....          0
   3,325    Mastec, Inc., 7.75%,
              2/1/08 (f).....................      3,234
   2,588    MCI, Inc., 5.91%, 5/1/07.........      2,650
   3,588    MCI, Inc., 7.69%, 5/1/09.........      3,714
   2,218    MCI, Inc., 8.74%, 5/1/14.........      2,385
   2,500    Metropcs, Inc., 10.75%, 10/1/11..      2,675
     500    New Skies Satellites, 7.44%,
              11/1/11 (b)*...................        515
   4,500    Primus Telecomm Group, 8.00%,
              1/15/14........................      3,960
   8,618    Qwest Communications Intl, 5.79%,
              2/15/09 (b)*...................      8,725
   2,000    Qwest Communications Intl, 7.25%,
              2/15/11 (b) (f)................      2,050
   7,000    Qwest Communications Intl, 7.88%,
              9/1/11 (b).....................      7,594
   2,000    Qwest Services Corp., 14.00%,
              12/15/10 (b)...................      2,405
   1,000    Qwest Services Corp., 14.50%,
              12/15/14 (b)...................      1,265
   2,086    Rural Cellular Corp., Series B,
              9.63%, 5/15/08 (f).............      1,982
   4,000    Rural Cellular Corp., 9.88%,
              2/1/10 (f).....................      4,070
   1,000    Rural Cellular Corp., 6.99%,
              3/15/10 (f)*...................      1,035
   1,500    SBA Telecommunications, 8.50%,
              12/1/12 (b)....................      1,530
   5,000    Time Warner Telecommunications
              Holdings, 6.29%,
              2/15/11 (f)*...................      5,063

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 136

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Telecommunications, continued:
     750    Time Warner Telecommunications
              Holdings, 9.25%, 2/15/14 (f)...        765
   2,100    Time Warner Telecommunications
              LLC, Inc., 9.75%,
              7/15/08 (f)....................      2,126
   1,800    Western Wireless Corp., 9.25%,
              7/15/13 (f)....................      1,958
                                               ---------
                                                  86,899
                                               ---------
Telecommunications/Mobile, Cellular (3.3%):
   3,327    Alamosa Delaware, Inc., 11.00%,
              7/31/10........................      3,918
   3,250    American Cellular, 10.00%,
              8/1/11.........................      2,787
   1,500    American Towers, Inc., 7.25%,
              12/1/11 (f)....................      1,590
   3,455    Centennial Communications Corp.,
              10.13%, 6/15/13 (f)............      3,878
   1,900    Centennial Communications Corp.,
              8.13%, 2/1/14 (f)..............      1,952
   2,300    Dobson Cellular Systems, Inc.,
              6.96%, 11/1/11 (b)*............      2,381
     100    Dobson Cellular Systems, Inc.,
              8.38%, 11/1/11 (b).............        103
   4,000    Dobson Cellular Systems, Inc.,
              9.88%, 11/1/12 (b) (f).........      3,940
     750    Horizon PCS, Inc., 11.38%,
              7/15/12 (b)....................        840
   1,000    Nextel Communications, 6.88%,
              10/31/13.......................      1,085
   3,500    Nextel Communications, 5.95%,
              3/15/14 (f)....................      3,623
   3,000    Nextel Communications, 7.38%,
              8/1/15.........................      3,300
     500    Rogers Wireless Communications,
              Inc., 9.63%, 5/1/11............        586
   2,400    Rogers Wireless Communications,
              Inc., 6.38%, 3/1/14............      2,376
     750    Rural Cellular Corp., 8.25%,
              3/15/12........................        793
   2,950    SBA Telecommunications, Inc.,
              0.00%, 12/15/11................      2,485
   2,750    TSI Telecommunication Services,
              Inc., Series B, 12.75%,
              2/1/09 (f).....................      3,135
   1,650    Ubiquitel Operating Co., 9.88%,
              3/1/11 (b) (f).................      1,852
   2,000    Ubiquitel Operating Co., 9.88%,
              3/1/11.........................      2,245

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Telecommunications/Mobile, Cellular, continued:
     800    US Unwired, Inc., 6.74%,
              6/15/10*.......................        828
     450    US Unwired, Inc., 10.00%, 6/15/12
              (f)............................        507
                                               ---------
                                                  44,204
                                               ---------
Utilities (9.6%):
   5,000    AES Corp., 7.75%, 3/1/14 (f).....      5,425
   2,000    AES Corp., 9.00%, 5/15/15 (b)....      2,290
     900    ANR Pipeline Co., 8.88%,
              3/15/10........................      1,008
   1,258    Astoria Energy LLC, 7.27%,
              4/22/12........................      1,283
   1,160    Astoria Energy LLC, 7.27%,
              4/22/12........................      1,184
   2,469    Astorial Energy LLC, 7.71%,
              4/22/12........................      2,518
   4,100    Calpine Canada Energy Financing,
              8.50%, 5/1/08 (f)..............      3,362
   1,000    Calpine Corp., 8.50%, 7/15/10 (b)
              (f)............................        858
   4,000    Calpine Corp., 8.63%,
              8/15/10 (f)....................      3,060
   2,000    Calpine Corp., 9.88%,
              12/1/11 (b)....................      1,750
   5,100    Calpine Generating Co., 7.76%,
              4/1/10 (b) (f)*................      4,985
   4,150    Calpine Generating Co., 11.17%,
              4/1/11 (b) (f)*................      4,057
   1,900    Cleco Corp., 7.00%, 5/1/08.......      2,025
     450    CMS Energy Corp., 9.88%,
              10/15/07.......................        503
   1,000    CMS Energy Corp., 7.50%,
              1/15/09........................      1,065
     500    CMS Energy Corp., 8.50%, 4/15/11
              (f)............................        568
   2,000    Coastal Corp., 7.63%, 9/1/08.....      2,090
   4,400    Dynegy Holdings, Inc., 9.88%,
              7/15/10 (b)....................      4,917
   1,650    Dynegy Holdings, Inc., 6.88%,
              4/1/11 (f).....................      1,588
   2,000    Dynegy Holdings, Inc., 8.75%,
              2/15/12 (f)....................      2,095
   1,100    Dynegy Holdings, Inc., 10.13%,
              7/15/13 (b)....................      1,260
   7,325    Edison Mission Energy, 9.88%,
              4/15/11 (f)....................      8,680
   8,650    El Paso Corp., 7.88%,
              6/15/12 (f)....................      9,049

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Utilities, continued:
   4,000    El Paso Natural Gas, Series A,
              7.63%, 8/1/10..................      4,380
   3,450    El Paso Production Holdings,
              7.75%, 6/1/13..................      3,614
   1,797    FPL Energy Wind Funding, 6.88%,
              6/27/17 (b)....................      1,854
   2,900    Midwest Generation LLC, 8.30%,
              7/2/09.........................      3,118
     916    Midwest Generation LLC, 4.57%,
              4/28/11........................        928
     995    Midwest Generation LLC, 5.27%,
              4/28/11........................      1,007
   3,100    Midwest Generation LLC, 8.75%,
              5/1/34.........................      3,519
   4,600    Mirant Americas LLC, 8.30%,
              5/1/11 (c).....................      4,865
   2,500    Mirant Americas LLC, 8.50%,
              10/1/21 (c)....................      2,606
   2,000    Nevada Power Co., 10.88%,
              10/15/09 (f)...................      2,310
     863    Nevada Power Co., 8.25%,
              6/1/11.........................        991
     287    Nevada Power Co., 6.50%, 4/15/12
              (f)............................        304
   4,474    NGC Corp./Dynegy Holdings, Inc.,
              7.13%, 5/15/18.................      3,987
   1,000    Northwest Pipeline Corp., 8.13%,
              3/1/10.........................      1,106
   3,600    NRG Energy, Inc., 8.00%, 12/15/13
              (b)............................      3,924
   3,096    Ormat Funding Corp., 8.25%,
              12/30/20 (b)...................      3,096
   3,350    Pacific Energy Partners LP,
              7.13%, 6/15/14.................      3,568
   2,700    Reliant Energy, Inc., 6.75%,
              12/15/14.......................      2,683
   3,775    Reliant Resources, Inc., 9.25%,
              7/15/10........................      4,209
   2,000    Southern Natural Gas, 8.88%,
              3/15/10........................      2,240
   4,800    Teco Energy, Inc., 10.50%,
              12/1/07........................      5,532
   1,600    Williams Companies, Inc., 7.63%,
              7/15/19........................      1,760
                                               ---------
                                                 127,221
                                               ---------
  Total Corporate Bonds                        1,273,994
                                               ---------
COMMON STOCKS (0.9%):
Cable Television (0.3%):
       9    Classic Holdco. LLC (b)..........        778
     170    Telewest Global, Inc. (b)........      2,997
                                               ---------
                                                   3,775
                                               ---------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Chemicals & Plastics (0.0%):
       9    Continental AFA Dispensing Co.
              (b)............................         10
                                               ---------
Clothing/Textiles (0.0%):
      22    Polymer Group, Inc. (b)..........        417
                                               ---------
Ecological Services & Equipment (0.1%):
      32    Kaiser Group Holdings, Inc.
              (b)............................        824
                                               ---------
Equipment Leasing (0.1%):
     112    NES Rentals Holdings, Inc. (b)...      1,111
                                               ---------
Industrial Equipment (0.0%):
       4    Simonds Industries, Inc. (b).....         83
                                               ---------
Oil & Gas (0.0%):
      75    Coho Energy, Inc. (b)............          0
                                               ---------
Retailers (0.0%):
       1    Frank's Nursery & Crafts, Inc.
              (b)............................          0
      10    Mattress Discounters Corp. (b)...         11
                                               ---------
Steel (0.0%):
     270    ACP Holding Co. .................        478
                                               ---------
Telecommunications (0.4%):
       4    Abovenet, Inc. (b) (f)...........        127
      33    Cincinnati Bell, Inc. (b)........        136
       8    Convergent Communications, Inc.
              (b)............................          0
     193    Dobson Communications Corp.
              (b)............................        332
      10    Global Crossing Ltd. (b) (f).....        187
      25    Horizon Pcs Units (b)............        607
       9    Leucadia National Corp. (f)......        650
     166    MCI, Inc. .......................      3,356
       1    McleodUSA, Inc. (b)..............          0
       9    USA Mobility, Inc. (b)...........        315
       2    Viatel, Inc. (b).................          1
       4    XO Communications, Inc. (b)......         11
                                               ---------
                                                   5,722
                                               ---------
  Total Common Stocks                             12,431
                                               ---------
PREFERRED STOCKS (0.4%):
Automotive (0.0%):
       0    HLI Operating Co., Inc., Series
              A, 8.00%.......................         14
                                               ---------
Broadcast Radio & TV (0.1%):
       8    Spanish Broadcasting System,
              10.75%.........................        903
                                               ---------
Cable Television (0.0%):
       0    Classic Holdco. LLC..............        653
                                               ---------

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 138

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
PREFERRED STOCKS, CONTINUED:
 Chemicals & Plastics (0.1%):
       0    Polymer Group, Inc. (b) (g)......        798
                                               ---------
Ecological Services & Equipment (0.1%):
      16    Kaiser Group Holdings, Inc.,
              7.00%..........................        878
                                               ---------
Energy (0.1%):
   1,496    Dynegy, Inc. ....................      1,519
                                               ---------
Telecommunications (0.0%):
       5    Dobson Communications Corp.,
              6.00% (b)......................        210
      11    McleodUSA, Inc., 2.50%...........         40
                                               ---------
                                                     250
                                               ---------
  Total Preferred Stocks                           5,015
                                               ---------
WARRANTS (0.0%):
Cable Television (0.0%):
       0    UIH Australia/Pacific (d)........          0
                                               ---------
Industrial Equipment (0.0%):
       0    Precision Partners, Inc. (b) (d)
              (g)............................        104
                                               ---------
Steel (0.0%):
     243    ACP Holding Co. (b) (d)..........        431
                                               ---------
Telecommunications (0.0%):
       1    Abovenet, Inc. (d)...............         13
       2    Abovenet, Inc. (d)...............         10
      24    McleodUSA, Inc. (d)..............          5
       1    Pathnet, Inc. (d)................          0
       7    XO Communications, Inc., Series A
              (d)............................          5

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
WARRANTS, CONTINUED:
Telecommunications, continued:
       5    XO Communications, Inc., Series B
              (d)............................          3
       5    XO Communications, Inc., Series C
              (d)............................          2
                                               ---------
                                                      38
                                               ---------
  Total Warrants                                     573
                                               ---------
INVESTMENT COMPANIES (1.7%):
  22,833    One Group Prime Money Market
              Fund, Class I (e)..............     22,833
                                               ---------
  Total Investment Companies                      22,833
                                               ---------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (22.2%):
 296,610    Pool of various securities for
              One Group Bond
              Funds -- footnote 2 (Securities
              Lending).......................    296,610
                                               ---------
  Total Short-Term Securities Held as
  Collateral for Securities Lending              296,610
                                               ---------
Total (Cost $1,577,301) (a)                    1,611,456
                                               =========

------------
Percentages indicated are based on net assets of $1,335,059.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 80,236
                   Unrealized depreciation......................   (46,081)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 34,155
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(c) Defaulted security.

(d) Non-income producing security.

(e) Investment in affiliate.

 (f) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(g) Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees.

Amounts shown as 0 are either 0, or rounded to less than 1,000.

* The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2004.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

The following table represents the portfolio of investments by industry classifications as a percentage of net assets:

         High Yield Bond Fund
         Common Stock................................................   0.9%
         Corporate Bonds.............................................  95.5%
         Preferred Stock.............................................   0.4%
         Short-Term Securities Held as Collateral for Securities
           Lending...................................................  22.2%
         Warrants....................................................   0.0%+
         Money Market Funds..........................................   1.7%

         + Rounds to less than 0.05%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

 140

ONE GROUP MUTUAL FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
ABBREVIATIONS

ARM          Adjustable Rate Mortgage

CMO          Collateralized Mortgage Obligations

GO           General Obligation

HB High Coupon Bonds (a.k.a. 'IOettes') represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

IF Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

IO Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans.
             The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

MTN          Medium Term Notes

PO Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)

                                                      ULTRA
                                                    SHORT-TERM    SHORT-TERM    INTERMEDIATE                    INCOME
                                                    BOND FUND     BOND FUND      BOND FUND      BOND FUND     BOND FUND
                                                    ----------    ----------    ------------    ----------    ----------
ASSETS:
Investments in non-affiliates, at value...........  $2,082,715    $1,613,068     $2,167,123     $6,528,794    $1,631,219
Investments in affiliates, at value...............      38,296           468         48,147        236,680        25,440
                                                    ----------    ----------     ----------     ----------    ----------
Total investment securities, at value.............   2,121,011     1,613,536      2,215,270      6,765,474     1,656,659
Cash..............................................       1,050           -(a)           291          1,909         2,124
Interest and dividends receivable.................       6,157        14,306         17,309         45,414        15,825
Receivable for capital shares issued..............      12,874        10,249          3,008         40,545           670
Receivable from brokers for investments sold......         706           327             32             26            28
Prepaid expenses and other receivables............          30            17             27             74            19
                                                    ----------    ----------     ----------     ----------    ----------
Total Assets......................................   2,141,828     1,638,435      2,235,937      6,853,442     1,675,325
                                                    ----------    ----------     ----------     ----------    ----------
LIABILITIES:
Dividends payable.................................       2,381         2,130          5,391         14,261         5,777
Payable for capital shares redeemed...............      12,269         3,630          7,314          6,171        22,266
Payable for return of collateral received for
  securities on loan..............................          --       328,462        309,742      1,139,109       304,064
Accrued expenses and other payables:
  Investment advisory fees........................         429           363            601          1,851           528
  Administration fees.............................         298           184            270            782           191
  Distribution fees...............................         749            97            195            198            23
  Other...........................................         412           151            676          1,474           402
                                                    ----------    ----------     ----------     ----------    ----------
Total Liabilities.................................      16,538       335,017        324,189      1,163,846       333,251
                                                    ----------    ----------     ----------     ----------    ----------
NET ASSETS:
Capital...........................................   2,145,106     1,308,016      1,886,365      5,591,091     1,315,991
Undistributed (distributions in excess of) net
  investment income...............................      (2,340)         (131)        (1,300)        (3,162)          117
Accumulated undistributed net realized gains
  (losses) from investment transactions...........     (21,828)       (6,067)       (12,953)       (28,085)      (28,473)
Net unrealized appreciation (depreciation) from
  investments.....................................       4,352         1,600         39,636        129,752        54,439
                                                    ----------    ----------     ----------     ----------    ----------
Net Assets........................................  $2,125,290    $1,303,418     $1,911,748     $5,689,596    $1,342,074
                                                    ==========    ==========     ==========     ==========    ==========
NET ASSETS:
  Class I.........................................  $1,215,702    $1,085,268     $1,527,207     $5,184,267    $1,271,083
  Class A.........................................     316,503       106,692        185,652        341,361        57,210
  Class B.........................................      71,519        36,667        117,918         92,125        10,085
  Class C.........................................     521,566        74,791         80,971         71,843         3,696
                                                    ----------    ----------     ----------     ----------    ----------
Total.............................................  $2,125,290    $1,303,418     $1,911,748     $5,689,596    $1,342,074
                                                    ==========    ==========     ==========     ==========    ==========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I.........................................     123,273       102,466        142,616        474,806       159,990
  Class A.........................................      32,081        10,080         17,324         31,253         7,199
  Class B.........................................       7,300         3,440         11,149          8,442         1,263
  Class C.........................................      53,302         7,024          7,652          6,546           463
                                                    ----------    ----------     ----------     ----------    ----------
Total.............................................     215,956       123,010        178,741        521,047       168,915
                                                    ==========    ==========     ==========     ==========    ==========
Net Asset Value
  Class I -- Offering and redemption price per
    share.........................................  $     9.86    $    10.59     $    10.71     $    10.92    $     7.95
                                                    ==========    ==========     ==========     ==========    ==========
  Class A -- Redemption price per share...........  $     9.87    $    10.59     $    10.72     $    10.93    $     7.95
                                                    ==========    ==========     ==========     ==========    ==========
      Maximum sales charge........................       3.00%         3.00%          4.50%          4.50%         4.50%
                                                    ==========    ==========     ==========     ==========    ==========
      Maximum offering price per share
        (100%/(100%-maximum sales charge) of net
        asset value adjusted to the nearest
        cent).....................................  $    10.18    $    10.92     $    11.23     $    11.45    $     8.32
                                                    ==========    ==========     ==========     ==========    ==========
  Class B -- Offering price per share (b).........  $     9.80    $    10.66     $    10.58     $    10.92    $     7.99
                                                    ==========    ==========     ==========     ==========    ==========
  Class C -- Offering price per share (b).........  $     9.79    $    10.65     $    10.58     $    10.98    $     7.99
                                                    ==========    ==========     ==========     ==========    ==========
Cost of Investments...............................  $2,116,659    $1,611,936     $2,175,634     $6,635,723    $1,602,220
                                                    ----------    ----------     ----------     ----------    ----------

------------

(a) Amount is less than $1,000.
(b) Redemption price per Class B and Class C share varies based on length of time shares are held.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

 142

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)

                                                                 MORTGAGE-                     TREASURY &
                                                                  BACKED         GOVERNMENT      AGENCY       HIGH YIELD
                                                              SECURITIES FUND    BOND FUND        FUND        BOND FUND
                                                              ---------------    ----------    -----------    ----------
ASSETS:
Investments in non-affiliates, at value.....................    $1,466,812       $1,142,992     $240,901      $1,588,623
Investments in affiliates, at value.........................       186,836           37,045        4,707          22,833
                                                                ----------       ----------     --------      ----------
Total investment securities, at value.......................     1,653,648        1,180,037      245,608       1,611,456
Cash........................................................            --               --            4           5,406
Interest and dividends receivable...........................         7,854            6,029        1,888          23,461
Receivable for capital shares issued........................         3,199              502        1,491           1,877
Receivable from brokers for investments sold................            25               --           --             550
Prepaid expenses and other receivables......................            19               14            3              15
                                                                ----------       ----------     --------      ----------
Total Assets................................................     1,664,745        1,186,582      248,994       1,642,765
                                                                ----------       ----------     --------      ----------
LIABILITIES:
Cash overdraft..............................................         2,206              616           --              --
Dividends payable...........................................         3,047            3,436          284           7,743
Payable to brokers for investments purchased................            --               --           --           1,242
Payable for capital shares redeemed.........................            --            1,420        1,710             742
Payable for return of collateral received for securities on
  loan......................................................        15,207          213,325       58,447         296,610
Accrued expenses and other payables:
  Investment advisory fees..................................           332              272           29             749
  Administration fees.......................................           230              117           26             174
  Distribution fees.........................................             3              109           46              77
  Other.....................................................           341              240           20             369
                                                                ----------       ----------     --------      ----------
Total Liabilities...........................................        21,366          219,535       60,562         307,706
                                                                ----------       ----------     --------      ----------
NET ASSETS:
Capital.....................................................     1,634,724          927,912      187,665       1,296,177
Undistributed (distributions in excess of) net investment
  income....................................................        (2,250)              18          125             492
Accumulated undistributed net realized gains (losses) from
  investment transactions...................................       (12,947)         (12,377)         137           4,235
Net unrealized appreciation (depreciation) from
  investments...............................................        23,852           51,494          505          34,155
                                                                ----------       ----------     --------      ----------
Net Assets..................................................    $1,643,379       $  967,047     $188,432      $1,355,059
                                                                ==========       ==========     ========      ==========
NET ASSETS:
  Class I...................................................    $1,629,990       $  763,175     $ 46,774      $1,177,073
  Class A...................................................        13,389           86,305      105,516          80,208
  Class B...................................................                         90,900       36,142          43,915
  Class C...................................................                         26,667                       33,863
                                                                ----------       ----------     --------      ----------
Total.......................................................    $1,643,379       $  967,047     $188,432      $1,335,059
                                                                ==========       ==========     ========      ==========
Outstanding Units of Beneficial Interest (Shares):
  Class I...................................................       152,354           73,774        4,612         137,693
  Class A...................................................         1,233            8,334       10,390           9,395
  Class B...................................................                          8,786        3,563           5,136
  Class C...................................................                          2,579                        3,960
                                                                ----------       ----------     --------      ----------
Total.......................................................       153,587           93,473       18,565         156,184
                                                                ==========       ==========     ========      ==========
Net Asset Value
  Class I -- Offering and redemption price per share........    $    10.70       $    10.35     $  10.14      $     8.55
                                                                ==========       ==========     ========      ==========
  Class A -- Redemption price per share.....................    $    10.86       $    10.36     $  10.16      $     8.54
                                                                ==========       ==========     ========      ==========
      Maximum sales charge..................................         4.50%            4.50%        3.00%           4.50%
                                                                ==========       ==========     ========      ==========
      Maximum offering price per share (100%/(100%-maximum
        sales charge) of net asset value adjusted to the
        nearest cent).......................................    $    11.37       $    10.85     $  10.47      $     8.94
                                                                ==========       ==========     ========      ==========
  Class B -- Offering price per share (a)...................                     $    10.35     $  10.15      $     8.55
                                                                                 ==========     ========      ==========
  Class C -- Offering price per share (a)...................                     $    10.34                   $     8.55
                                                                                 ==========                   ==========
Cost of Investments.........................................    $1,629,796       $1,128,543     $245,103      $1,577,301
                                                                ----------       ----------     --------      ----------

------------

(a) Redemption price per Class B and Class C share varies based on length of time shares are held.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                       ULTRA
                                                      SHORT-       SHORT-
                                                       TERM         TERM                                     INCOME
                                                       BOND         BOND       INTERMEDIATE                   BOND
                                                       FUND         FUND        BOND FUND      BOND FUND      FUND
                                                     ---------    ---------    ------------    ---------    ---------
INVESTMENT INCOME:
Interest income....................................   $33,616      $21,754       $50,842       $147,461      $36,119
Interest income from affiliates....................         7           --            --             --           --
Dividend income....................................        --           --            --             --           19
Dividend income from affiliates....................       414           62           506          1,241          205
Income from securities lending.....................        --          327           236            771          311
                                                      -------      -------       -------       --------      -------
Total Income.......................................    34,037       22,143        51,584        149,473       36,654
                                                      -------      -------       -------       --------      -------
EXPENSES:
Investment advisory fees...........................     6,038        4,038         6,017         16,890        4,186
Administration fees................................     1,771        1,086         1,618          4,542        1,126
Distribution fees (Class A)........................       619          192           378            608          102
Distribution fees (Class B)........................       388          202           631            482           56
Distribution fees (Class C)........................     2,912          446           506            381           18
Custodian fees.....................................        49           42            46            109           27
Interest expense...................................        --            5            --             --           --
Legal and audit fees...............................        28           18            27             73           17
Trustees' fees and expenses........................        13            7            13             34            6
Transfer agent fees................................       397          193           414          1,041          145
Registration and filing fees.......................        61           46            41            172           25
Printing and mailing costs.........................        39           24            29             94           11
Other..............................................        57          102            71            173           39
                                                      -------      -------       -------       --------      -------
Total expenses before waivers......................    12,372        6,401         9,791         24,599        5,758
Less waivers.......................................    (4,509)      (2,067)       (2,636)        (6,448)      (1,149)
Less reimbursement for legal matters...............        (4)          (3)           (4)           (12)          (3)
                                                      -------      -------       -------       --------      -------
Net Expenses.......................................     7,859        4,331         7,151         18,139        4,606
                                                      -------      -------       -------       --------      -------
Net Investment Income..............................    26,178       17,812        44,433        131,334       32,048
                                                      -------      -------       -------       --------      -------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS:
Net realized gains (losses) from investment
  transactions.....................................      (521)          71           144            591          112
Net change in unrealized appreciation
  (depreciation) from investments..................    (1,278)      (4,093)       18,522         77,533       22,209
                                                      -------      -------       -------       --------      -------
Net realized/unrealized gains (losses) from
  investments......................................    (1,799)      (4,022)       18,666         78,124       22,321
                                                      -------      -------       -------       --------      -------
Change in net assets resulting from operations.....   $24,379      $13,790       $63,099       $209,458      $54,369
                                                      =======      =======       =======       ========      =======

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

 144

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                            MORTGAGE-                     TREASURY &
                                                             BACKED         GOVERNMENT      AGENCY       HIGH YIELD
                                                         SECURITIES FUND    BOND FUND        FUND        BOND FUND
                                                         ---------------    ----------    -----------    ----------
INVESTMENT INCOME:
Interest income........................................      $39,318         $25,723        $ 4,006       $ 51,101
Dividend income........................................           --              --             --             99
Dividend income from affiliates........................          595             168             17            197
Income from securities lending.........................            9              82             23            550
                                                             -------         -------        -------       --------
Total Income...........................................       39,922          25,973          4,046         51,947
                                                             -------         -------        -------       --------
EXPENSES:
Investment advisory fees...............................        2,858           2,223            381          4,803
Administration fees....................................        1,318             797            154          1,033
Distribution fees (Class A)............................           16             153            170            136
Distribution fees (Class B)............................           --             484            220            212
Distribution fees (Class C)............................           --             167             --            174
Custodian fees.........................................           81              23              3             33
Interest expense.......................................           --              --             --             --
Legal and audit fees...................................           34              17              7             21
Trustees' fees and expenses............................           15               4              1              5
Transfer agent fees....................................           23             299             20            210
Registration and filing fees...........................           42              31             15             57
Printing and mailing costs.............................           --              25              3             22
Other..................................................           81              37              6             38
                                                             -------         -------        -------       --------
Total expenses before waivers..........................        4,468           4,260            980          6,744
Less waivers...........................................       (1,187)           (666)          (312)          (795)
Less reimbursement for legal matters...................           (3)             (2)            --(a)          (3)
                                                             -------         -------        -------       --------
Net Expenses...........................................        3,278           3,592            668          5,946
                                                             -------         -------        -------       --------
Net Investment Income..................................       36,644          22,381          3,378         46,001
                                                             -------         -------        -------       --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment
  transactions.........................................         (590)            533          1,820          4,898
Net change in unrealized appreciation (depreciation)
  from investments.....................................       15,147          18,230         (2,703)        54,268
                                                             -------         -------        -------       --------
Net realized/unrealized gains (losses) from
  investments..........................................       14,557          18,763           (883)        59,166
                                                             -------         -------        -------       --------
Change in net assets resulting from operations.........      $51,201         $41,144        $ 2,495       $105,167
                                                             =======         =======        =======       ========

------------

(a) Amount rounds to less than $1,000.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                               ULTRA SHORT-TERM                 SHORT-TERM                   INTERMEDIATE
                                  BOND FUND                     BOND FUND                     BOND FUND
                          --------------------------    --------------------------    --------------------------
                           SIX MONTHS        YEAR        SIX MONTHS        YEAR        SIX MONTHS        YEAR
                             ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                          DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,
                              2004           2004           2004           2004           2004           2004
                          ------------    ----------    ------------    ----------    ------------    ----------
                          (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
FROM INVESTMENT
  ACTIVITIES:
OPERATIONS:
  Net investment
    income..............   $   26,178     $   43,679     $   17,812     $   33,341     $   44,433     $   91,147
  Net realized gains
    (losses) from
    investments.........         (521)        (1,224)            71          3,280            144            594
  Net change in
    unrealized
    appreciation
    (depreciation) from
    investments.........       (1,278)       (10,971)        (4,093)       (30,505)        18,522        (71,008)
                           ----------     ----------     ----------     ----------     ----------     ----------
Change in net assets
  resulting from
  operations............       24,379         31,484         13,790          6,116         63,099         20,733
                           ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
  From net investment
    income..............      (17,324)       (29,425)       (15,516)       (28,125)       (36,945)       (70,273)
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
  From net investment
    income..............       (4,565)        (8,268)        (1,408)        (3,230)        (4,667)       (12,463)
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
  From net investment
    income..............         (826)        (1,711)          (409)        (1,052)        (2,423)        (6,065)
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
  From net investment
    income..............       (6,177)       (12,173)          (888)        (2,624)        (1,859)        (5,891)
                           ----------     ----------     ----------     ----------     ----------     ----------
Change in net assets
  from shareholder
  distributions.........      (28,892)       (51,577)       (18,221)       (35,031)       (45,894)       (94,692)
                           ----------     ----------     ----------     ----------     ----------     ----------
CAPITAL TRANSACTIONS:
Change in net assets
  from capital
  transactions..........      (62,835)      (123,535)        12,053         63,694       (122,902)        22,152
                           ----------     ----------     ----------     ----------     ----------     ----------
Change in net assets....      (67,348)      (143,628)         7,622         34,779       (105,697)       (51,807)
NET ASSETS:
  Beginning of period...    2,192,638      2,336,266      1,295,796      1,261,017      2,017,445      2,069,252
                           ----------     ----------     ----------     ----------     ----------     ----------
  End of period.........   $2,125,290     $2,192,638     $1,303,418     $1,295,796     $1,911,748     $2,017,445
                           ==========     ==========     ==========     ==========     ==========     ==========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

 146

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                                  INCOME                   MORTGAGE-BACKED
                                  BOND FUND                     BOND FUND                  SECURITIES FUND
                          --------------------------    --------------------------    --------------------------
                           SIX MONTHS        YEAR        SIX MONTHS        YEAR        SIX MONTHS        YEAR
                             ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                          DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,
                              2004           2004           2004           2004           2004           2004
                          ------------    ----------    ------------    ----------    ------------    ----------
                          (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
FROM INVESTMENT
  ACTIVITIES:
OPERATIONS:
  Net investment
    income..............   $  131,334     $  250,042     $   32,048     $   65,340     $   36,644     $   55,740
  Net realized gains
    (losses) from
    investment
    transactions........          591           (762)           112         (3,792)          (590)           549
  Net change in
    unrealized
    appreciation
    (depreciation) from
    investments.........       77,533       (187,061)        22,209        (44,467)        15,147        (12,527)
                           ----------     ----------     ----------     ----------     ----------     ----------
Change in net assets
  resulting from
  operations............      209,458         62,219         54,369         17,081         51,201         43,762
                           ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
  From net investment
    income..............     (124,152)      (237,037)       (30,786)       (61,537)       (38,423)       (62,315)
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
  From net investment
    income..............       (8,035)       (17,598)        (1,284)        (3,004)          (216)          (343)
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
  From net investment
    income..............       (1,907)        (4,496)          (207)          (518)
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
  From net investment
    income..............       (1,486)        (3,844)           (69)          (146)
                           ----------     ----------     ----------     ----------     ----------     ----------
Change in net assets
  from shareholder
  distributions.........     (135,580)      (262,975)       (32,346)       (65,205)       (38,639)       (62,658)
                           ----------     ----------     ----------     ----------     ----------     ----------
CAPITAL TRANSACTIONS:
Change in net assets
  from capital
  transactions..........      186,305        576,378        (60,919)        58,243         92,911        405,358
                           ----------     ----------     ----------     ----------     ----------     ----------
Change in net assets....      260,183        375,622        (38,896)        10,119        105,473        386,462
NET ASSETS:
  Beginning of period...    5,429,413      5,053,791      1,380,970      1,370,851      1,537,906      1,151,444
                           ----------     ----------     ----------     ----------     ----------     ----------
  End of period.........   $5,689,596     $5,429,413     $1,342,074     $1,380,970     $1,643,379     $1,537,906
                           ==========     ==========     ==========     ==========     ==========     ==========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                     GOVERNMENT               TREASURY & AGENCY
                                     BOND FUND                       FUND                      HIGH YIELD
                             --------------------------    ------------------------            BOND FUND
                              SIX MONTHS                    SIX MONTHS                 --------------------------
                                ENDED           YEAR          ENDED          YEAR       SIX MONTHS        YEAR
                               DECEMBER        ENDED         DECEMBER       ENDED         ENDED          ENDED
                                 31,          JUNE 30,         31,         JUNE 30,    DECEMBER 31,     JUNE 30,
                                 2004           2004           2004          2004          2004           2004
                             ------------    ----------    ------------    --------    ------------    ----------
                             (UNAUDITED)                   (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income....    $ 22,381      $   46,842      $  3,378      $  7,142     $   46,001     $   79,705
  Net realized gains
    (losses) from
    investment
    transactions...........         533           1,627         1,820           743          4,898         13,434
  Net change in unrealized
    appreciation
    (depreciation) from
    investments............      18,230         (52,006)       (2,703)       (9,531)        54,268         15,305
                               --------      ----------      --------      --------     ----------     ----------
Change in net assets
  resulting from
  operations...............      41,144          (3,537)        2,495        (1,646)       105,167        108,444
                               --------      ----------      --------      --------     ----------     ----------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
  From net investment
    income.................     (18,160)        (35,193)         (919)       (1,855)       (41,113)       (68,018)
  From net realized
    gains..................          --              --          (511)         (239)        (3,337)            --
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
  From net investment
    income.................      (1,941)         (5,278)       (1,730)       (3,451)        (2,716)        (6,076)
  From net realized
    gains..................          --              --        (1,133)         (418)          (221)            --
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
  From net investment
    income.................      (1,823)         (4,754)         (649)       (1,798)        (1,351)        (2,582)
  From net realized
    gains..................          --              --          (407)         (290)          (124)            --
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
  From net investment
    income.................        (608)         (2,326)                                    (1,092)        (2,501)
  From net realized
    gains..................          --              --                                        (97)            --
                               --------      ----------      --------      --------     ----------     ----------
Change in net assets from
  shareholder
  distributions............     (22,532)        (47,551)       (5,349)       (8,051)       (50,051)       (79,177)
                               --------      ----------      --------      --------     ----------     ----------
CAPITAL TRANSACTIONS:
Change in net assets from
  capital transactions.....     (40,882)        (69,703)        1,076       (57,393)        85,518        303,195
                               --------      ----------      --------      --------     ----------     ----------
Change in net assets.......     (22,270)       (120,791)       (1,778)      (67,090)       140,634        332,462
NET ASSETS:
  Beginning of period......     989,317       1,110,108       190,210       257,300      1,194,425        861,963
                               --------      ----------      --------      --------     ----------     ----------
  End of period............    $967,047      $  989,317      $188,432      $190,210     $1,335,059     $1,194,425
                               ========      ==========      ========      ========     ==========     ==========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

 148

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                      ULTRA SHORT-TERM              SHORT-TERM                INTERMEDIATE
                                         BOND FUND                  BOND FUND                  BOND FUND
                                  ------------------------   ------------------------   ------------------------
                                   SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                     ENDED         YEAR         ENDED         YEAR         ENDED         YEAR
                                    DECEMBER       ENDED       DECEMBER       ENDED       DECEMBER       ENDED
                                      31,        JUNE 30,        31,        JUNE 30,        31,        JUNE 30,
                                      2004         2004          2004         2004          2004         2004
                                  ------------   ---------   ------------   ---------   ------------   ---------
                                  (UNAUDITED)                (UNAUDITED)                (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued...   $ 470,959     $ 733,383    $ 331,515     $ 680,564    $ 250,562     $ 682,103
  Dividends reinvested..........       9,739         8,034        7,080         8,176       20,174        30,113
  Cost of shares redeemed.......    (406,266)     (714,840)    (294,933)     (544,725)    (281,427)     (498,102)
                                   ---------     ---------    ---------     ---------    ---------     ---------
Change in net assets from Class
  I capital transactions........   $  74,432     $  26,577    $  43,662     $ 144,015    $ (10,691)    $ 214,114
                                   =========     =========    =========     =========    =========     =========
CLASS A SHARES:
  Proceeds from shares issued...   $ 106,988     $ 365,140    $  16,902     $  62,462    $  30,590     $  78,669
  Dividends reinvested..........       3,626         5,950        1,257         2,517        4,138        10,091
  Cost of shares redeemed.......    (156,348)     (371,062)     (20,363)      (81,339)     (89,775)     (174,367)
                                   ---------     ---------    ---------     ---------    ---------     ---------
Change in net assets from Class
  A capital transactions........   $ (45,734)    $      28    $  (2,204)    $ (16,360)   $ (55,047)    $ (85,607)
                                   =========     =========    =========     =========    =========     =========
CLASS B SHARES:
  Proceeds from shares issued...   $   3,420     $  23,060    $   1,755     $  12,390    $   3,160     $  17,070
  Dividends reinvested..........         779         1,455          371           870        2,088         4,640
  Cost of shares redeemed.......     (14,289)      (43,751)      (7,915)      (21,621)     (20,818)      (69,109)
                                   ---------     ---------    ---------     ---------    ---------     ---------
Change in net assets from Class
  B capital transactions........   $ (10,090)    $ (19,236)   $  (5,789)    $  (8,361)   $ (15,570)    $ (47,399)
                                   =========     =========    =========     =========    =========     =========
CLASS C SHARES:
  Proceeds from shares issued...   $ 151,804     $ 583,641    $  13,384     $  75,006    $   4,916     $  37,753
  Dividends reinvested..........       6,057        10,700          854         2,324        1,576         4,411
  Cost of shares redeemed.......    (239,304)     (725,245)     (37,854)     (132,930)     (48,086)     (101,120)
                                   ---------     ---------    ---------     ---------    ---------     ---------
Change in net assets from Class
  C capital transactions........   $ (81,443)    $(130,904)   $ (23,616)    $ (55,600)   $ (41,594)    $ (58,956)
                                   =========     =========    =========     =========    =========     =========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued........................      47,588        73,771       31,103        63,199       23,309        62,987
  Reinvested....................         985           809          665           760        1,883         2,782
  Redeemed......................     (41,035)      (71,882)     (27,678)      (50,583)     (26,183)      (45,973)
                                   ---------     ---------    ---------     ---------    ---------     ---------
Change in Class I Shares........       7,538         2,698        4,090        13,376         (991)       19,796
                                   =========     =========    =========     =========    =========     =========
CLASS A SHARES:
  Issued........................      10,806        36,696        1,587         5,795        2,841         7,259
  Reinvested....................         367           599          118           234          386           932
  Redeemed......................     (15,787)      (37,324)      (1,912)       (7,559)      (8,339)      (16,147)
                                   ---------     ---------    ---------     ---------    ---------     ---------
Change in Class A Shares........      (4,614)          (29)        (207)       (1,530)      (5,112)       (7,956)
                                   =========     =========    =========     =========    =========     =========
CLASS B SHARES:
  Issued........................         348         2,337          163         1,142          297         1,591
  Reinvested....................          79           147           35            80          197           434
  Redeemed......................      (1,454)       (4,431)        (738)       (1,997)      (1,961)       (6,472)
                                   ---------     ---------    ---------     ---------    ---------     ---------
Change in Class B Shares........      (1,027)       (1,947)        (540)         (775)      (1,467)       (4,447)
                                   =========     =========    =========     =========    =========     =========
CLASS C SHARES:
  Issued........................      15,457        59,167        1,248         6,924          463         3,520
  Reinvested....................         618         1,086           80           215          149           413
  Redeemed......................     (24,371)      (73,570)      (3,533)      (12,281)      (4,527)       (9,471)
                                   ---------     ---------    ---------     ---------    ---------     ---------
Change in Class C Shares........      (8,296)      (13,317)      (2,205)       (5,142)      (3,915)       (5,538)
                                   =========     =========    =========     =========    =========     =========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                                                            MORTGAGE-BACKED
                                        BOND FUND                INCOME BOND FUND           SECURITIES FUND
                                --------------------------   ------------------------   ------------------------
                                 SIX MONTHS                   SIX MONTHS                 SIX MONTHS
                                   ENDED          YEAR          ENDED         YEAR         ENDED         YEAR
                                  DECEMBER        ENDED        DECEMBER       ENDED       DECEMBER       ENDED
                                    31,         JUNE 30,         31,        JUNE 30,        31,        JUNE 30,
                                    2004          2004           2004         2004          2004         2004
                                ------------   -----------   ------------   ---------   ------------   ---------
                                (UNAUDITED)                  (UNAUDITED)                (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares
    issued....................   $ 752,756     $ 1,739,685    $  83,245     $ 280,058    $ 219,320     $ 514,907
  Dividends reinvested........      90,904         150,465        2,632         5,967       30,883        46,946
  Cost of shares redeemed.....    (628,862)     (1,175,535)    (142,428)     (210,599)    (162,938)     (150,517)
                                 ---------     -----------    ---------     ---------    ---------     ---------
Change in net assets from
  Class I capital
  transactions................   $ 214,798     $   714,615    $ (56,551)    $  75,426    $  87,265     $ 411,336
                                 =========     ===========    =========     =========    =========     =========
CLASS A SHARES:
  Proceeds from shares
    issued....................   $  62,594     $   146,407    $   6,580     $  22,608    $   6,291     $   5,047
Dividends reinvested..........       7,556          14,452          895         1,853          169           265
  Cost of shares redeemed.....     (82,763)       (226,606)      (9,886)      (39,021)        (814)      (11,290)
                                 ---------     -----------    ---------     ---------    ---------     ---------
Change in net assets from
  Class A capital
  transactions................   $ (12,613)    $   (65,747)   $  (2,411)    $ (14,560)   $   5,646     $  (5,978)
                                 =========     ===========    =========     =========    =========     =========
CLASS B SHARES:
  Proceeds from shares
    issued....................   $   5,477     $    11,104    $     635     $   2,947
  Dividends reinvested........       1,398           2,884          176           396
  Cost of shares redeemed.....     (14,167)        (46,416)      (2,656)       (6,337)
                                 ---------     -----------    ---------     ---------
Change in net assets from
  Class B capital
  transactions................   $  (7,292)    $   (32,428)   $  (1,845)    $  (2,994)
                                 =========     ===========    =========     =========
CLASS C SHARES:
  Proceeds from shares
    issued....................   $   4,775     $    21,595    $     388     $   1,981
  Dividends reinvested........         977           2,344           61           106
  Cost of shares redeemed.....     (14,340)        (64,001)        (561)       (1,716)
                                 ---------     -----------    ---------     ---------
Change in net assets from
  Class C capital
  transactions................   $  (8,588)    $   (40,062)   $    (112)    $     371
                                 =========     ===========    =========     =========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued......................      68,726         158,098       10,469        35,225       20,435        47,983
  Reinvested..................       8,338          13,722          333           750        2,887         4,369
  Redeemed....................     (57,497)       (107,099)     (17,917)      (26,491)     (15,182)      (13,966)
                                 ---------     -----------    ---------     ---------    ---------     ---------
Change in Class I Shares......      19,567          64,721       (7,115)        9,484        8,140        38,386
                                 =========     ===========    =========     =========    =========     =========
CLASS A SHARES:
  Issued......................       5,716          13,314          827         2,839          579           462
  Reinvested..................         693           1,317          113           233           16            24
  Redeemed....................      (7,575)        (20,661)      (1,244)       (4,895)         (75)       (1,039)
                                 ---------     -----------    ---------     ---------    ---------     ---------
Change in Class A Shares......      (1,166)         (6,030)        (304)       (1,823)         520          (553)
                                 =========     ===========    =========     =========    =========     =========
CLASS B SHARES:
  Issued......................         501           1,012           79           367
  Reinvested..................         128             263           22            50
  Redeemed....................      (1,297)         (4,242)        (333)         (794)
                                 ---------     -----------    ---------     ---------
Change in Class B Shares......        (668)         (2,967)        (232)         (377)
                                 =========     ===========    =========     =========
CLASS C SHARES:
  Issued......................         434           1,954           48           246
  Reinvested..................          89             213            8            13
  Redeemed....................      (1,305)         (5,821)         (70)         (215)
                                 ---------     -----------    ---------     ---------
Change in Class C Shares......        (782)         (3,654)         (14)           44
                                 =========     ===========    =========     =========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

 150

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                          GOVERNMENT             TREASURY & AGENCY             HIGH YIELD
                                          BOND FUND                    FUND                    BOND FUND
                                   ------------------------   -----------------------   ------------------------
                                    SIX MONTHS                 SIX MONTHS                SIX MONTHS
                                      ENDED         YEAR         ENDED         YEAR        ENDED         YEAR
                                     DECEMBER       ENDED       DECEMBER      ENDED       DECEMBER       ENDED
                                       31,        JUNE 30,        31,        JUNE 30,       31,        JUNE 30,
                                       2004         2004          2004         2004         2004         2004
                                   ------------   ---------   ------------   --------   ------------   ---------
                                   (UNAUDITED)                (UNAUDITED)               (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued....    $ 52,922     $ 179,077     $  7,457     $ 18,640     $151,710     $ 484,429
  Dividends reinvested...........         873         1,461          433          604        7,016         4,994
  Cost of shares redeemed........     (63,277)     (113,997)      (9,461)     (19,804)     (73,800)     (185,572)
                                     --------     ---------     --------     --------     --------     ---------
Change in net assets from Class I
  capital transactions...........    $ (9,482)    $  66,541     $ (1,571)    $   (560)    $ 84,926     $ 303,851
                                     ========     =========     ========     ========     ========     =========
CLASS A SHARES:
  Proceeds from shares issued....    $ 15,061     $  46,859     $ 24,024     $ 39,002     $ 17,892     $  88,717
  Dividends reinvested...........       1,637         3,468        2,056        2,559        2,173         3,916
  Cost of shares redeemed........     (18,644)     (109,811)     (10,661)     (71,577)     (19,083)     (102,287)
                                     --------     ---------     --------     --------     --------     ---------
Change in net assets from Class A
  capital transactions...........    $ (1,946)    $ (59,484)    $ 15,419     $(30,016)    $    982     $  (9,654)
                                     ========     =========     ========     ========     ========     =========
CLASS B SHARES:
  Proceeds from shares issued....    $  2,016     $  10,680     $    213     $  4,480     $  5,154     $  15,085
  Dividends reinvested...........       1,705         3,924          914        1,707          869         1,282
  Cost of shares redeemed........     (16,358)      (62,257)     (13,899)     (33,004)      (3,420)      (10,853)
                                     --------     ---------     --------     --------     --------     ---------
Change in net assets from Class B
  capital transactions...........    $(12,637)    $ (47,653)    $(12,772)    $(26,817)    $  2,603     $   5,514
                                     ========     =========     ========     ========     ========     =========
CLASS C SHARES:
  Proceeds from shares issued....    $  2,767     $  27,913                               $  4,150     $  21,494
  Dividends reinvested...........         577         1,938                                    898         1,754
  Cost of shares redeemed........     (20,161)      (58,958)                                (8,041)      (19,764)
                                     --------     ---------                               --------     ---------
Change in net assets from Class C
  capital transactions...........    $(16,817)    $ (29,107)                              $ (2,993)    $   3,484
                                     ========     =========                               ========     =========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued.........................       5,109        17,315          723        1,770       18,060        59,553
  Reinvested.....................          84           141           42           58          834           615
  Redeemed.......................      (6,113)      (10,998)        (917)      (1,881)      (8,742)      (22,903)
                                     --------     ---------     --------     --------     --------     ---------
Change in Class I Shares.........        (920)        6,458         (152)         (53)      10,152        37,265
                                     ========     =========     ========     ========     ========     =========
CLASS A SHARES:
  Issued.........................       1,454         4,506        2,328        3,702        2,133        11,079
  Reinvested.....................         159           334          200          243          260           483
  Redeemed.......................      (1,800)      (10,571)      (1,032)      (6,795)      (2,283)      (12,678)
                                     --------     ---------     --------     --------     --------     ---------
Change in Class A Shares.........        (187)       (5,731)       1,496       (2,850)         110        (1,116)
                                     ========     =========     ========     ========     ========     =========
CLASS B SHARES:
  Issued.........................         195         1,024           21          423          616         1,864
  Reinvested.....................         165           378           89          162          103           158
  Redeemed.......................      (1,582)       (6,019)      (1,347)      (3,143)        (408)       (1,331)
                                     --------     ---------     --------     --------     --------     ---------
Change in Class B Shares.........      (1,222)       (4,617)      (1,237)      (2,558)         311           691
                                     ========     =========     ========     ========     ========     =========
CLASS C SHARES:
  Issued.........................         267         2,681                                    492         2,644
  Reinvested.....................          56           187                                    107           216
  Redeemed.......................      (1,948)       (5,698)                                  (957)       (2,433)
                                     --------     ---------                               --------     ---------
Change in Class C Shares.........      (1,625)       (2,830)                                  (358)          427
                                     ========     =========                               ========     =========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

                      (this page intentionally left blank)






ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

 152

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                       INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                              ----------------------------------------   ----------------------------------------
                                                            NET REALIZED                                  NET
                                  NET ASSET                AND UNREALIZED                              REALIZED
                                   VALUE,        NET           GAINS        TOTAL FROM      NET          GAINS
                                  BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   (LOSSES) ON       TOTAL
                                  OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME     INVESTMENTS   DISTRIBUTIONS
                                  ---------   ----------   --------------   ----------   ----------   -----------   -------------

ULTRA SHORT-TERM BOND FUND (CLASS I)
 Six Months Ended December 31,
 2004 (Unaudited)...............   $ 9.88       $0.13          $   --         $0.13        $(0.15)      $   --         $(0.15)
 Year Ended June 30, 2004.......     9.97        0.23           (0.06)         0.17         (0.26)          --          (0.26)
 Year Ended June 30, 2003.......     9.95        0.27            0.04          0.31         (0.29)          --          (0.29)
 Year Ended June 30, 2002.......     9.86        0.40            0.10          0.50         (0.41)          --          (0.41)
 Year Ended June 30, 2001.......     9.73        0.62            0.13          0.75         (0.62)          --          (0.62)
 Year Ended June 30, 2000.......     9.77        0.58           (0.04)         0.54         (0.58)          --          (0.58)

SHORT-TERM BOND FUND (CLASS I)
 Six Months Ended December 31,
 2004 (Unaudited)...............    10.63        0.14           (0.03)         0.11         (0.15)          --          (0.15)
 Year Ended June 30, 2004.......    10.87        0.30           (0.23)         0.07         (0.31)          --          (0.31)
 Year Ended June 30, 2003.......    10.73        0.39            0.17          0.56         (0.42)          --          (0.42)
 Year Ended June 30, 2002.......    10.57        0.51            0.18          0.69         (0.53)          --          (0.53)
 Year Ended June 30, 2001.......    10.29        0.60            0.28          0.88         (0.60)          --          (0.60)
 Year Ended June 30, 2000.......    10.40        0.59           (0.11)         0.48         (0.59)          --          (0.59)

INTERMEDIATE BOND FUND (CLASS I)
 Six Months Ended December 31,
 2004 (Unaudited)...............    10.62        0.25            0.10          0.35         (0.26)          --          (0.26)
 Year Ended June 30, 2004.......    11.01        0.49           (0.37)         0.12         (0.51)          --          (0.51)
 Year Ended June 30, 2003.......    10.70        0.59            0.33          0.92         (0.61)          --          (0.61)
 Year Ended June 30, 2002.......    10.50        0.65            0.21          0.86         (0.66)          --          (0.66)
 Year Ended June 30, 2001.......    10.07        0.63            0.43          1.06         (0.63)          --          (0.63)
 Year Ended June 30, 2000.......    10.28        0.62           (0.21)         0.41         (0.62)          --          (0.62)

BOND FUND (CLASS I)
 Six Months Ended December 31,
 2004 (Unaudited)...............    10.77        0.26            0.16          0.42         (0.27)          --          (0.27)
 Year Ended June 30, 2004.......    11.18        0.50           (0.38)         0.12         (0.53)          --          (0.53)
 Year Ended June 30, 2003.......    10.82        0.64            0.36          1.00         (0.63)       (0.01)         (0.64)
 Year Ended June 30, 2002.......    10.59        0.69            0.28          0.97         (0.71)       (0.03)         (0.74)
 Year Ended June 30, 2001.......    10.08        0.67            0.50          1.17         (0.66)          --          (0.66)
 Year Ended June 30, 2000.......    10.34        0.65           (0.26)         0.39         (0.65)          --          (0.65)

INCOME BOND FUND (CLASS I)
 Six Months Ended December 31,
 2004 (Unaudited)...............     7.82        0.19            0.13          0.32         (0.19)          --          (0.19)
 Year Ended June 30, 2004.......     8.10        0.38           (0.28)         0.10         (0.38)          --          (0.38)
 Year Ended June 30, 2003.......     7.81        0.48            0.29          0.77         (0.48)          --          (0.48)
 Year Ended June 30, 2002.......     7.75        0.48            0.06          0.54         (0.48)          --          (0.48)
 Year Ended June 30, 2001.......     7.51        0.49            0.24          0.73         (0.49)          --          (0.49)
 Year Ended June 30, 2000.......     7.68        0.48           (0.17)         0.31         (0.48)          --          (0.48)

------------

(a) Not annualized for periods less than one year.

(b) Annualized for periods less than one year.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

--------------------------------------------------------------------------------

                                                                             RATIOS/SUPPLEMENTARY DATA
                                                                  ------------------------------------------------
                                                                                                     RATIO OF NET
                                         NET ASSET                                    RATIO OF        INVESTMENT
                                          VALUE,                   NET ASSETS,        EXPENSES        INCOME TO
                                          END OF       TOTAL      END OF PERIOD      TO AVERAGE        AVERAGE
                                          PERIOD     RETURN (a)      (000'S)       NET ASSETS (b)   NET ASSETS (b)
                                         ---------   ----------   --------------   --------------   --------------

ULTRA SHORT-TERM BOND FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................  $ 9.86        1.28%       $1,215,702          0.45%            2.66%
  Year Ended June 30, 2004..............    9.88        1.69         1,144,000          0.45             2.22
  Year Ended June 30, 2003..............    9.97        3.12         1,127,169          0.45             2.61
  Year Ended June 30, 2002..............    9.95        5.15           581,377          0.40             3.94
  Year Ended June 30, 2001..............    9.86        7.94           299,209          0.40             6.27
  Year Ended June 30, 2000..............    9.73        5.66           261,592          0.40             5.93

SHORT-TERM BOND FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................   10.59        1.05         1,085,268          0.55             2.74
  Year Ended June 30, 2004..............   10.63        0.67         1,045,405          0.55             2.75
  Year Ended June 30, 2003..............   10.87        5.28           923,772          0.55             3.60
  Year Ended June 30, 2002..............   10.73        6.67           810,740          0.55             4.87
  Year Ended June 30, 2001..............   10.57        8.77           670,111          0.54             5.79
  Year Ended June 30, 2000..............   10.29        4.81           726,539          0.53             5.77

INTERMEDIATE BOND FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................   10.71        3.29         1,527,207          0.58             4.56
  Year Ended June 30, 2004..............   10.62        1.11         1,525,275          0.58             4.51
  Year Ended June 30, 2003..............   11.01        8.79         1,362,926          0.58             5.51
  Year Ended June 30, 2002..............   10.70        8.37         1,183,685          0.58             6.13
  Year Ended June 30, 2001..............   10.50       10.76         1,129,645          0.58             6.05
  Year Ended June 30, 2000..............   10.07        4.12         1,179,116          0.58             6.10

BOND FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................   10.92        3.91         5,184,267          0.60             4.71
  Year Ended June 30, 2004..............   10.77        1.13         4,902,736          0.60             4.60
  Year Ended June 30, 2003..............   11.18        9.51         4,365,709          0.60             5.80
  Year Ended June 30, 2002..............   10.82        9.39         2,874,707          0.60             6.35
  Year Ended June 30, 2001..............   10.59       11.85         2,093,516          0.60             6.40
  Year Ended June 30, 2000..............   10.08        3.94         1,687,041          0.60             6.44

INCOME BOND FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................    7.95        4.08         1,271,083          0.64             4.59
  Year Ended June 30, 2004..............    7.82        1.22         1,306,778          0.63             4.73
  Year Ended June 30, 2003..............    8.10       10.10         1,276,529          0.64             5.91
  Year Ended June 30, 2002..............    7.81        7.08         1,312,171          0.64             6.09
  Year Ended June 30, 2001..............    7.75       10.00         1,336,566          0.64             6.41
  Year Ended June 30, 2000..............    7.51        4.19         1,317,128          0.62             6.35

                                            RATIOS/SUPPLEMENTARY DATA
                                          -----------------------------
                                             RATIO OF
                                           EXPENSES TO
                                           AVERAGE NET
                                          ASSETS WITHOUT    PORTFOLIO
                                           WAIVERS (b)     TURNOVER (c)
                                          --------------   ------------
ULTRA SHORT-TERM BOND FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................       0.77%          18.20%
  Year Ended June 30, 2004..............       0.77           46.21
  Year Ended June 30, 2003..............       0.77           35.80
  Year Ended June 30, 2002..............       0.77           38.72
  Year Ended June 30, 2001..............       0.74           37.62
  Year Ended June 30, 2000..............       0.77           32.68
SHORT-TERM BOND FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................       0.83           15.01
  Year Ended June 30, 2004..............       0.81           53.72
  Year Ended June 30, 2003..............       0.81           27.23
  Year Ended June 30, 2002..............       0.81           49.58
  Year Ended June 30, 2001..............       0.81           46.42
  Year Ended June 30, 2000..............       0.81           25.93
INTERMEDIATE BOND FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................       0.83            5.75
  Year Ended June 30, 2004..............       0.82           17.46
  Year Ended June 30, 2003..............       0.82           24.13
  Year Ended June 30, 2002..............       0.82           33.02
  Year Ended June 30, 2001..............       0.80           22.58
  Year Ended June 30, 2000..............       0.81            6.08
BOND FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................       0.82            7.39
  Year Ended June 30, 2004..............       0.81           19.69
  Year Ended June 30, 2003..............       0.82           22.93
  Year Ended June 30, 2002..............       0.83           31.88
  Year Ended June 30, 2001..............       0.83           20.58
  Year Ended June 30, 2000..............       0.83           16.19
INCOME BOND FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................       0.80            8.00
  Year Ended June 30, 2004..............       0.80           23.56
  Year Ended June 30, 2003..............       0.82           16.42
  Year Ended June 30, 2002..............       0.81           22.96
  Year Ended June 30, 2001..............       0.81           18.18
  Year Ended June 30, 2000..............       0.81           25.10

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

 154

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                       INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                              ----------------------------------------   ----------------------------------------
                                                            NET REALIZED                                  NET
                                  NET ASSET                AND UNREALIZED                              REALIZED
                                   VALUE,        NET           GAINS        TOTAL FROM      NET          GAINS
                                  BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   (LOSSES) ON       TOTAL
                                  OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME     INVESTMENTS   DISTRIBUTIONS
                                  ---------   ----------   --------------   ----------   ----------   -----------   -------------

MORTGAGE-BACKED SECURITIES FUND (CLASS I)
 Six Months Ended December 31,
 2004 (Unaudited)...............   $10.61       $0.25          $ 0.10         $ 0.35       $(0.26)      $   --         $(0.26)
 Year Ended June 30, 2004.......    10.75        0.45           (0.10)          0.35        (0.49)          --          (0.49)
 Year Ended June 30, 2003.......    10.89        0.62           (0.06)          0.56        (0.69)       (0.01)         (0.70)
 Year Ended June 30, 2002.......    10.47        0.76            0.43           1.19        (0.76)       (0.01)         (0.77)
 August 18, 2000 to June 30,
 2001 (d).......................    10.00        0.63            0.46           1.09        (0.62)          --          (0.62)

GOVERNMENT BOND FUND (CLASS I)
 Six Months Ended December 31,
 2004 (Unaudited)...............    10.15        0.25            0.20           0.45        (0.25)          --          (0.25)
 Year Ended June 30, 2004.......    10.66        0.48           (0.50)         (0.02)       (0.49)          --          (0.49)
 Year Ended June 30, 2003.......    10.25        0.56            0.40           0.96        (0.55)          --          (0.55)
 Year Ended June 30, 2002.......     9.93        0.58            0.32           0.90        (0.58)          --          (0.58)
 Year Ended June 30, 2001.......     9.54        0.60            0.39           0.99        (0.60)          --          (0.60)
 Year Ended June 30, 2000.......     9.73        0.59           (0.19)          0.40        (0.59)          --          (0.59)

TREASURY & AGENCY FUND (CLASS I)
 Six Months Ended December 31,
 2004 (Unaudited)...............    10.30        0.21           (0.06)          0.15        (0.20)       (0.11)         (0.31)
 Year Ended June 30, 2004.......    10.75        0.37           (0.39)         (0.02)       (0.38)       (0.05)         (0.43)
 Year Ended June 30, 2003.......    10.32        0.41            0.43           0.84        (0.41)          --          (0.41)
 Year Ended June 30, 2002.......    10.03        0.47            0.29           0.76        (0.47)          --          (0.47)
 Year Ended June 30, 2001.......     9.64        0.58            0.38           0.96        (0.57)          --          (0.57)
 Year Ended June 30, 2000.......     9.81        0.57           (0.15)          0.42        (0.57)       (0.02)         (0.59)

HIGH YIELD BOND FUND (CLASS I)
 Six Months Ended December 31,
 2004 (Unaudited)...............     8.18        0.30            0.40           0.70        (0.31)       (0.02)         (0.33)
 Year Ended June 30, 2004.......     7.93        0.61            0.25           0.86        (0.61)          --          (0.61)
 Year Ended June 30, 2003.......     7.31        0.67            0.62           1.29        (0.67)          --          (0.67)
 Year Ended June 30, 2002.......     8.20        0.72           (0.89)         (0.17)       (0.72)          --          (0.72)
 Year Ended June 30, 2001.......     8.90        0.86           (0.70)          0.16        (0.86)          --          (0.86)
 Year Ended June 30, 2000.......     9.87        0.89           (0.97)         (0.08)       (0.89)          --          (0.89)

------------

(a) Not annualized for periods less than one year.

(b) Annualized for periods less than one year.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(d) Period from commencement of operations.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

--------------------------------------------------------------------------------

                                                                             RATIOS/SUPPLEMENTARY DATA
                                                                  -----------------------------------------------
                                                                                                    RATIO OF NET
                                         NET ASSET                                   RATIO OF        INVESTMENT
                                          VALUE,                   NET ASSETS,       EXPENSES        INCOME TO
                                          END OF       TOTAL      END OF PERIOD     TO AVERAGE        AVERAGE
                                          PERIOD     RETURN (a)      (000'S)      NET ASSETS (b)   NET ASSETS (b)
                                         ---------   ----------   -------------   --------------   --------------

MORTGAGE-BACKED SECURITIES FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................  $10.70        3.28 %     $1,629,990          0.40%            4.49%
  Year Ended June 30, 2004..............   10.61        3.30        1,530,225          0.40             4.12
  Year Ended June 30, 2003..............   10.75        5.30        1,137,661          0.40             5.56
  Year Ended June 30, 2002..............   10.89       11.71          613,936          0.40             7.28
  August 18, 2000 to June 30,
  2001 (b)..............................   10.47       11.12          357,777          0.40             7.14

GOVERNMENT BOND FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................   10.35        4.42          763,175          0.59             4.67
  Year Ended June 30, 2004..............   10.15       (0.16)         758,403          0.62             4.65
  Year Ended June 30, 2003..............   10.66        9.58          727,267          0.62             5.25
  Year Ended June 30, 2002..............   10.25        9.22          785,343          0.62             5.63
  Year Ended June 30, 2001..............    9.93       10.62          812,766          0.62             6.12
  Year Ended June 30, 2000..............    9.54        4.33          866,755          0.62             6.21

TREASURY & AGENCY FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................   10.14        1.44           46,774          0.40             3.83
  Year Ended June 30, 2004..............   10.30       (0.23)          49,053          0.40             3.55
  Year Ended June 30, 2003..............   10.75        8.28           51,797          0.40             3.86
  Year Ended June 30, 2002..............   10.32        7.69           54,819          0.40             4.59
  Year Ended June 30, 2001..............   10.03       10.22           51,371          0.40             5.79
  Year Ended June 30, 2000..............    9.64        4.42           65,437          0.38             5.89

HIGH YIELD BOND FUND (CLASS I)
  Six Months Ended December 31,
  2004 (Unaudited)......................    8.55        8.72        1,177,073          0.86             7.23
  Year Ended June 30, 2004..............    8.18       11.22        1,043,708          0.86             7.59
  Year Ended June 30, 2003..............    7.93       18.90          715,924          0.89             9.23
  Year Ended June 30, 2002..............    7.31       (2.34)         468,111          0.90             9.21
  Year Ended June 30, 2001..............    8.20        1.89          349,396          0.89            10.18
  Year Ended June 30, 2000..............    8.90       (0.75)         218,780          0.88             9.63

                                              RATIOS/SUPPLEMENTARY DATA
                                          ----------------------------------
                                               RATIO OF
                                              EXPENSES TO
                                              AVERAGE NET
                                            ASSETS WITHOUT       PORTFOLIO
                                              WAIVERS (b)       TURNOVER (c)
                                          -------------------   ------------
MORTGAGE-BACKED SECURITIES FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................         0.54%             11.73%
  Year Ended June 30, 2004..............         0.54              34.76
  Year Ended June 30, 2003..............         0.55              35.73
  Year Ended June 30, 2002..............         0.57              29.77
  August 18, 2000 to June 30,
  2001 (b)..............................         0.58              12.71
GOVERNMENT BOND FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................         0.70               2.01
  Year Ended June 30, 2004..............         0.69              16.01
  Year Ended June 30, 2003..............         0.68              19.29
  Year Ended June 30, 2002..............         0.68              23.51
  Year Ended June 30, 2001..............         0.67              12.63
  Year Ended June 30, 2000..............         0.66              25.30
TREASURY & AGENCY FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................         0.62              12.75
  Year Ended June 30, 2004..............         0.60              22.87
  Year Ended June 30, 2003..............         0.60              33.28
  Year Ended June 30, 2002..............         0.60              41.45
  Year Ended June 30, 2001..............         0.60              48.21
  Year Ended June 30, 2000..............         0.63              30.02
HIGH YIELD BOND FUND (CLASS I)
  Six Months Ended December 31,
  2004 (Unaudited)......................         0.97              28.70
  Year Ended June 30, 2004..............         0.98              57.56
  Year Ended June 30, 2003..............         1.00              51.75
  Year Ended June 30, 2002..............         1.02              34.02
  Year Ended June 30, 2001..............         1.01              29.98
  Year Ended June 30, 2000..............         1.03              35.14

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

 156

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                       INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                              ----------------------------------------   ----------------------------------------
                                                            NET REALIZED                                  NET
                                  NET ASSET                AND UNREALIZED                              REALIZED
                                   VALUE,        NET           GAINS        TOTAL FROM      NET          GAINS
                                  BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   (LOSSES) ON       TOTAL
                                  OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME     INVESTMENTS   DISTRIBUTIONS
                                  ---------   ----------   --------------   ----------   ----------   -----------   -------------

ULTRA SHORT-TERM BOND FUND (CLASS A)
 Six Months Ended December 31,
 2004 (Unaudited)...............   $ 9.89       $0.12          $(0.01)        $0.11        $(0.13)       $  --         $(0.13)
 Year Ended June 30, 2004.......     9.97        0.20           (0.05)         0.15         (0.23)          --          (0.23)
 Year Ended June 30, 2003.......     9.95        0.24            0.04          0.28         (0.26)          --          (0.26)
 Year Ended June 30, 2002.......     9.86        0.36            0.11          0.47         (0.38)          --          (0.38)
 Year Ended June 30, 2001.......     9.73        0.59            0.14          0.73         (0.60)          --          (0.60)
 Year Ended June 30, 2000.......     9.77        0.55           (0.04)         0.51         (0.55)          --          (0.55)

SHORT-TERM BOND FUND (CLASS A)
 Six Months Ended December 31,
 2004 (Unaudited)...............    10.62        0.14           (0.03)         0.11         (0.14)          --          (0.14)
 Year Ended June 30, 2004.......    10.86        0.27           (0.23)         0.04         (0.28)          --          (0.28)
 Year Ended June 30, 2003.......    10.72        0.35            0.18          0.53         (0.39)          --          (0.39)
 Year Ended June 30, 2002.......    10.56        0.48            0.19          0.67         (0.51)          --          (0.51)
 Year Ended June 30, 2001.......    10.28        0.58            0.27          0.85         (0.57)          --          (0.57)
 Year Ended June 30, 2000.......    10.39        0.57           (0.11)         0.46         (0.57)          --          (0.57)

INTERMEDIATE BOND FUND (CLASS A)
 Six Months Ended December 31,
 2004 (Unaudited)...............    10.63        0.16            0.17          0.33         (0.24)          --          (0.24)
 Year Ended June 30, 2004.......    11.01        0.47           (0.37)         0.10         (0.48)          --          (0.48)
 Year Ended June 30, 2003.......    10.70        0.57            0.32          0.89         (0.58)          --          (0.58)
 Year Ended June 30, 2002.......    10.50        0.62            0.21          0.83         (0.63)          --          (0.63)
 Year Ended June 30, 2001.......    10.07        0.60            0.43          1.03         (0.60)          --          (0.60)
 Year Ended June 30, 2000.......    10.28        0.59           (0.21)         0.38         (0.59)          --          (0.59)

BOND FUND (CLASS A)
 Six Months Ended December 31,
 2004 (Unaudited)...............    10.77        0.24            0.18          0.42         (0.26)          --          (0.26)
 Year Ended June 30, 2004.......    11.18        0.48           (0.39)         0.09         (0.50)          --          (0.50)
 Year Ended June 30, 2003.......    10.82        0.62            0.35          0.97         (0.60)       (0.01)         (0.61)
 Year Ended June 30, 2002.......    10.59        0.66            0.28          0.94         (0.68)       (0.03)         (0.71)
 Year Ended June 30, 2001.......    10.08        0.63            0.51          1.14         (0.63)          --          (0.63)
 Year Ended June 30, 2000.......    10.34        0.62           (0.26)         0.36         (0.62)          --          (0.62)

INCOME BOND FUND (CLASS A)
 Six Months Ended December 31,
 2004 (Unaudited)...............     7.82        0.17            0.14          0.31         (0.18)          --          (0.18)
 Year Ended June 30, 2004.......     8.10        0.36           (0.28)         0.08         (0.36)          --          (0.36)
 Year Ended June 30, 2003.......     7.81        0.45            0.30          0.75         (0.46)          --          (0.46)
 Year Ended June 30, 2002.......     7.75        0.46            0.05          0.51         (0.45)          --          (0.45)
 Year Ended June 30, 2001.......     7.50        0.46            0.26          0.72         (0.47)          --          (0.47)
 Year Ended June 30, 2000.......     7.68        0.46           (0.18)         0.28         (0.46)          --          (0.46)

------------

(a) Not annualized for periods less than one year.

(b) Annualized for periods less than one year.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

--------------------------------------------------------------------------------

                                                                                    RATIOS/SUPPLEMENTARY DATA
                                                                         ------------------------------------------------

                                                                                                            RATIO OF NET
                                         NET ASSET         TOTAL                             RATIO OF        INVESTMENT
                                          VALUE,          RETURN          NET ASSETS,      EXPENSES TO         INCOME
                                          END OF         (EXCLUDES       END OF PERIOD       AVERAGE         TO AVERAGE
                                          PERIOD     SALES CHARGE) (a)      (000'S)       NET ASSETS (b)   NET ASSETS (b)
                                         ---------   -----------------   --------------   --------------   --------------

ULTRA SHORT-TERM BOND FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................  $ 9.87            1.14%           $316,503           0.70%            2.39%
  Year Ended June 30, 2004..............    9.89            1.53             362,796           0.70             1.97
  Year Ended June 30, 2003..............    9.97            2.83             366,214           0.70             2.34
  Year Ended June 30, 2002..............    9.95            4.88             162,338           0.65             3.62
  Year Ended June 30, 2001..............    9.86            7.67              53,882           0.65             5.91
  Year Ended June 30, 2000..............    9.73            5.40              23,352           0.65             5.66

SHORT-TERM BOND FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................   10.59            1.02             106,692           0.80             2.49
  Year Ended June 30, 2004..............   10.62            0.39             109,252           0.80             2.51
  Year Ended June 30, 2003..............   10.86            5.01             128,309           0.80             3.26
  Year Ended June 30, 2002..............   10.72            6.41              49,282           0.80             4.57
  Year Ended June 30, 2001..............   10.56            8.49              24,077           0.79             5.54
  Year Ended June 30, 2000..............   10.28            4.55              21,834           0.78             5.52

INTERMEDIATE BOND FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................   10.72            3.12             185,652           0.83             4.30
  Year Ended June 30, 2004..............   10.63            0.91             238,399           0.83             4.27
  Year Ended June 30, 2003..............   11.01            8.52             334,574           0.83             5.24
  Year Ended June 30, 2002..............   10.70            8.08             233,915           0.83             5.88
  Year Ended June 30, 2001..............   10.50           10.49             191,660           0.83             5.80
  Year Ended June 30, 2000..............   10.07            3.86             157,577           0.83             5.87

BOND FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................   10.93            3.88             341,361           0.85             4.46
  Year Ended June 30, 2004..............   10.77            0.84             349,290           0.85             4.34
  Year Ended June 30, 2003..............   11.18            9.20             429,859           0.85             5.57
  Year Ended June 30, 2002..............   10.82            9.09             262,489           0.85             6.09
  Year Ended June 30, 2001..............   10.59           11.58             170,715           0.85             6.15
  Year Ended June 30, 2000..............   10.08            3.68             143,421           0.85             6.15

INCOME BOND FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................    7.95            3.96              57,210           0.89             4.35
  Year Ended June 30, 2004..............    7.82            0.98              58,697           0.88             4.50
  Year Ended June 30, 2003..............    8.10            9.80              75,575           0.89             5.63
  Year Ended June 30, 2002..............    7.81            6.76              57,173           0.89             5.86
  Year Ended June 30, 2001..............    7.75            9.87              59,303           0.89             6.18
  Year Ended June 30, 2000..............    7.50            3.80              28,677           0.88             6.11

                                           RATIOS/SUPPLEMENTARY DATA
                                          ----------------------------
                                            RATIO OF
                                           EXPENSES TO
                                           AVERAGE NET
                                             ASSETS
                                             WITHOUT       PORTFOLIO
                                           WAIVERS (b)    TURNOVER (c)
                                          -------------   ------------
ULTRA SHORT-TERM BOND FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................      1.03%          18.20%
  Year Ended June 30, 2004..............      1.12           46.21
  Year Ended June 30, 2003..............      1.12           35.80
  Year Ended June 30, 2002..............      1.12           38.72
  Year Ended June 30, 2001..............      1.11           37.62
  Year Ended June 30, 2000..............      1.12           32.68
SHORT-TERM BOND FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................      1.09           15.01
  Year Ended June 30, 2004..............      1.16           53.72
  Year Ended June 30, 2003..............      1.16           27.23
  Year Ended June 30, 2002..............      1.16           49.58
  Year Ended June 30, 2001..............      1.16           46.42
  Year Ended June 30, 2000..............      1.16           25.93
INTERMEDIATE BOND FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................      1.09            5.75
  Year Ended June 30, 2004..............      1.17           17.46
  Year Ended June 30, 2003..............      1.17           24.13
  Year Ended June 30, 2002..............      1.17           33.02
  Year Ended June 30, 2001..............      1.15           22.58
  Year Ended June 30, 2000..............      1.16            6.08
BOND FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................      1.08            7.39
  Year Ended June 30, 2004..............      1.16           19.69
  Year Ended June 30, 2003..............      1.17           22.93
  Year Ended June 30, 2002..............      1.18           31.88
  Year Ended June 30, 2001..............      1.18           20.58
  Year Ended June 30, 2000..............      1.16           16.19
INCOME BOND FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................      1.06            8.00
  Year Ended June 30, 2004..............      1.15           23.56
  Year Ended June 30, 2003..............      1.17           16.42
  Year Ended June 30, 2002..............      1.16           22.96
  Year Ended June 30, 2001..............      1.16           18.18
  Year Ended June 30, 2000..............      1.16           25.10

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

 158

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                       INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                              ----------------------------------------   ----------------------------------------
                                                            NET REALIZED                                  NET
                                  NET ASSET                AND UNREALIZED                              REALIZED
                                   VALUE,        NET           GAINS        TOTAL FROM      NET          GAINS
                                  BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   (LOSSES) ON       TOTAL
                                  OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME     INVESTMENTS   DISTRIBUTIONS
                                  ---------   ----------   --------------   ----------   ----------   -----------   -------------

MORTGAGE-BACKED SECURITIES FUND (CLASS A)
 Six Months Ended December 31,
 2004 (Unaudited)...............   $10.77       $0.24          $ 0.09         $ 0.33       $(0.24)      $   --         $(0.24)
 Year Ended June 30, 2004.......    10.89        0.42           (0.08)          0.34        (0.46)          --          (0.46)
 Year Ended June 30, 2003.......    11.00        0.60           (0.04)          0.56        (0.66)       (0.01)         (0.67)
 Year Ended June 30, 2002.......    10.47        0.61            0.55           1.16        (0.62)       (0.01)         (0.63)
 August 18, 2000 to June 30,
 2001 (d).......................    10.00        0.59            0.47           1.06        (0.59)          --          (0.59)

GOVERNMENT BOND FUND (CLASS A)
 Six Months Ended December 31,
 2004 (Unaudited)...............    10.16        0.23            0.20           0.43        (0.23)          --          (0.23)
 Year Ended June 30, 2004.......    10.67        0.48           (0.52)         (0.04)       (0.47)          --          (0.47)
 Year Ended June 30, 2003.......    10.26        0.52            0.42           0.94        (0.53)          --          (0.53)
 Year Ended June 30, 2002.......     9.93        0.55            0.33           0.88        (0.55)          --          (0.55)
 Year Ended June 30, 2001.......     9.55        0.58            0.38           0.96        (0.58)          --          (0.58)
 Year Ended June 30, 2000.......     9.73        0.57           (0.18)          0.39        (0.57)          --          (0.57)

TREASURY & AGENCY FUND (CLASS A)
 Six Months Ended December 31,
 2004 (Unaudited)...............    10.31        0.18           (0.04)          0.14        (0.18)       (0.11)         (0.29)
 Year Ended June 30, 2004.......    10.76        0.35           (0.40)         (0.05)       (0.35)       (0.05)         (0.40)
 Year Ended June 30, 2003.......    10.33        0.38            0.43           0.81        (0.38)          --          (0.38)
 Year Ended June 30, 2002.......    10.04        0.44            0.29           0.73        (0.44)          --          (0.44)
 Year Ended June 30, 2001.......     9.65        0.55            0.39           0.94        (0.55)          --          (0.55)
 Year Ended June 30, 2000.......     9.81        0.55           (0.14)          0.41        (0.55)       (0.02)         (0.57)

HIGH YIELD BOND FUND (CLASS A)
 Six Months Ended December 31,
 2004 (Unaudited)...............     8.17        0.30            0.39           0.69        (0.30)       (0.02)         (0.32)
 Year Ended June 30, 2004.......     7.92        0.61            0.23           0.84        (0.59)          --          (0.59)
 Year Ended June 30, 2003.......     7.30        0.65            0.62           1.27        (0.65)          --          (0.65)
 Year Ended June 30, 2002.......     8.19        0.70           (0.89)         (0.19)       (0.70)          --          (0.70)
 Year Ended June 30, 2001.......     8.89        0.84           (0.70)          0.14        (0.84)          --          (0.84)
 Year Ended June 30, 2000.......     9.86        0.87           (0.97)         (0.10)       (0.87)          --          (0.87)

------------

(a) Not annualized for periods less than one year.

(b) Annualized for periods less than one year.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(d) Period from commencement of operations.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

--------------------------------------------------------------------------------

                                                                             RATIOS/SUPPLEMENTARY DATA
                                                                  -----------------------------------------------
                                                                                                    RATIO OF NET
                                         NET ASSET                                   RATIO OF        INVESTMENT
                                          VALUE,                   NET ASSETS,       EXPENSES        INCOME TO
                                          END OF       TOTAL      END OF PERIOD     TO AVERAGE        AVERAGE
                                          PERIOD     RETURN (a)      (000'S)      NET ASSETS (b)   NET ASSETS (b)
                                         ---------   ----------   -------------   --------------   --------------

MORTGAGE-BACKED SECURITIES FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................  $10.86        3.20%       $ 13,389           0.65%            4.23%
  Year Ended June 30, 2004..............   10.77        3.07           7,681           0.65             3.84
  Year Ended June 30, 2003..............   10.89        5.17          13,783           0.65             4.67
  Year Ended June 30, 2002..............   11.00       11.44           1,344           0.65             6.19
  August 18, 2000 to June 30, 2001
 (b)....................................   10.47       10.87               9           0.63             7.39

GOVERNMENT BOND FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................   10.36        4.30          86,305           0.84             4.42
  Year Ended June 30, 2004..............   10.16       (0.40)         86,614           0.87             4.38
  Year Ended June 30, 2003..............   10.67        9.29         152,028           0.87             4.92
  Year Ended June 30, 2002..............   10.26        9.01          74,166           0.87             5.37
  Year Ended June 30, 2001..............    9.93       10.23          52,782           0.87             5.87
  Year Ended June 30, 2000..............    9.55        4.17          43,935           0.87             5.93

TREASURY & AGENCY FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................   10.16        1.41         105,516           0.65             3.60
  Year Ended June 30, 2004..............   10.31       (0.52)         91,714           0.65             3.30
  Year Ended June 30, 2003..............   10.76        7.97         126,395           0.65             3.61
  Year Ended June 30, 2002..............   10.33        7.39         124,058           0.65             4.31
  Year Ended June 30, 2001..............   10.04        9.93          66,320           0.65             5.49
  Year Ended June 30, 2000..............    9.65        4.27          39,655           0.63             5.62

HIGH YIELD BOND FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................    8.54        8.58          80,208           1.11             6.98
  Year Ended June 30, 2004..............    8.17       10.96          75,885           1.12             7.37
  Year Ended June 30, 2003..............    7.92       18.64          82,386           1.14             8.86
  Year Ended June 30, 2002..............    7.30       (2.60)         32,756           1.15             8.91
  Year Ended June 30, 2001..............    8.19        1.63          16,587           1.14             9.95
  Year Ended June 30, 2000..............    8.89       (1.00)          9,860           1.13             9.28

                                            RATIOS/SUPPLEMENTARY DATA
                                          -----------------------------
                                             RATIO OF
                                           EXPENSES TO
                                           AVERAGE NET
                                          ASSETS WITHOUT    PORTFOLIO
                                           WAIVERS (b)     TURNOVER (c)
                                          --------------   ------------
MORTGAGE-BACKED SECURITIES FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................       0.82%          11.73%
  Year Ended June 30, 2004..............       0.89           34.76
  Year Ended June 30, 2003..............       0.90           35.73
  Year Ended June 30, 2002..............       0.91           29.77
  August 18, 2000 to June 30, 2001
 (b)....................................       0.83           12.71
GOVERNMENT BOND FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................       0.96            2.01
  Year Ended June 30, 2004..............       1.04           16.01
  Year Ended June 30, 2003..............       1.03           19.29
  Year Ended June 30, 2002..............       1.03           23.51
  Year Ended June 30, 2001..............       1.02           12.63
  Year Ended June 30, 2000..............       1.01           25.30
TREASURY & AGENCY FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................       0.88           12.75
  Year Ended June 30, 2004..............       0.95           22.87
  Year Ended June 30, 2003..............       0.95           33.28
  Year Ended June 30, 2002..............       0.95           41.45
  Year Ended June 30, 2001..............       0.95           48.21
  Year Ended June 30, 2000..............       0.99           30.02
HIGH YIELD BOND FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................       1.24           28.70
  Year Ended June 30, 2004..............       1.33           57.56
  Year Ended June 30, 2003..............       1.35           51.75
  Year Ended June 30, 2002..............       1.37           34.02
  Year Ended June 30, 2001..............       1.36           29.98
  Year Ended June 30, 2000..............       1.38           35.14

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

 160

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                       INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                              ----------------------------------------   ----------------------------------------
                                                            NET REALIZED                                  NET
                                  NET ASSET                AND UNREALIZED                              REALIZED
                                   VALUE,        NET           GAINS        TOTAL FROM      NET          GAINS
                                  BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   (LOSSES) ON       TOTAL
                                  OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME     INVESTMENTS   DISTRIBUTIONS
                                  ---------   ----------   --------------   ----------   ----------   -----------   -------------

ULTRA SHORT-TERM BOND FUND (CLASS B)
 Six Months Ended December 31,
 2004 (Unaudited)...............   $ 9.82       $0.10          $(0.01)        $0.09        $(0.11)       $  --         $(0.11)
 Year Ended June 30, 2004.......     9.90        0.14           (0.04)         0.10         (0.18)          --          (0.18)
 Year Ended June 30, 2003.......     9.89        0.19            0.03          0.22         (0.21)          --          (0.21)
 Year Ended June 30, 2002.......     9.80        0.32            0.11          0.43         (0.34)          --          (0.34)
 Year Ended June 30, 2001.......     9.68        0.54            0.13          0.67         (0.55)          --          (0.55)
 Year Ended June 30, 2000.......     9.72        0.51           (0.04)         0.47         (0.51)          --          (0.51)

SHORT-TERM BOND FUND (CLASS B)
 Six Months Ended December 31,
 2004 (Unaudited)...............    10.69        0.11           (0.03)         0.08         (0.11)          --          (0.11)
 Year Ended June 30, 2004.......    10.93        0.22           (0.23)        (0.01)        (0.23)          --          (0.23)
 Year Ended June 30, 2003.......    10.80        0.30            0.17          0.47         (0.34)          --          (0.34)
 Year Ended June 30, 2002.......    10.63        0.43            0.20          0.63         (0.46)          --          (0.46)
 Year Ended June 30, 2001.......    10.35        0.52            0.28          0.80         (0.52)          --          (0.52)
 Year Ended June 30, 2000.......    10.46        0.52           (0.11)         0.41         (0.52)          --          (0.52)

INTERMEDIATE BOND FUND (CLASS B)
 Six Months Ended December 31,
 2004 (Unaudited)...............    10.49        0.18            0.12          0.30         (0.21)          --          (0.21)
 Year Ended June 30, 2004.......    10.88        0.39           (0.37)         0.02         (0.41)          --          (0.41)
 Year Ended June 30, 2003.......    10.59        0.49            0.32          0.81         (0.52)          --          (0.52)
 Year Ended June 30, 2002.......    10.40        0.55            0.21          0.76         (0.57)          --          (0.57)
 Year Ended June 30, 2001.......     9.97        0.53            0.44          0.97         (0.54)          --          (0.54)
 Year Ended June 30, 2000.......    10.18        0.53           (0.21)         0.32         (0.53)          --          (0.53)

BOND FUND (CLASS B)
 Six Months Ended December 31,
 2004 (Unaudited)...............    10.76        0.20            0.18          0.38         (0.22)          --          (0.22)
 Year Ended June 30, 2004.......    11.17        0.41           (0.39)         0.02         (0.43)          --          (0.43)
 Year Ended June 30, 2003.......    10.81        0.54            0.36          0.90         (0.53)       (0.01)         (0.54)
 Year Ended June 30, 2002.......    10.59        0.58            0.28          0.86         (0.61)       (0.03)         (0.64)
 Year Ended June 30, 2001.......    10.08        0.57            0.51          1.08         (0.57)          --          (0.57)
 Year Ended June 30, 2000.......    10.34        0.56           (0.26)         0.30         (0.56)          --          (0.56)

------------

(a) Not annualized for periods less than a year.

(b) Annualized for periods less than a year.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

--------------------------------------------------------------------------------

                                                                                    RATIOS/SUPPLEMENTARY DATA
                                                                         -----------------------------------------------
                                                                                                           RATIO OF NET
                                         NET ASSET         TOTAL                            RATIO OF        INVESTMENT
                                          VALUE,          RETURN          NET ASSETS,       EXPENSES        INCOME TO
                                          END OF         (EXCLUDES       END OF PERIOD     TO AVERAGE        AVERAGE
                                          PERIOD     SALES CHARGE) (a)      (000'S)      NET ASSETS (b)   NET ASSETS (b)
                                         ---------   -----------------   -------------   --------------   --------------

ULTRA SHORT-TERM BOND FUND (CLASS B)
  Six Months Ended December 31, 2004
 (Unaudited)............................  $ 9.80            0.89%          $ 71,519           1.20%            1.89%
  Year Ended June 30, 2004..............    9.82            1.02             81,758           1.20             1.48
  Year Ended June 30, 2003..............    9.90            2.28            101,749           1.20             1.84
  Year Ended June 30, 2002..............    9.89            4.43             42,494           1.15             3.08
  Year Ended June 30, 2001..............    9.80            7.06             11,811           1.15             5.47
  Year Ended June 30, 2000..............    9.68            4.91              7,206           1.15             5.24

SHORT-TERM BOND FUND (CLASS B)
  Six Months Ended December 31, 2004
 (Unaudited)............................   10.66            0.76             36,667           1.30             1.99
  Year Ended June 30, 2004..............   10.69            0.09             42,563           1.30             2.01
  Year Ended June 30, 2003..............   10.93            4.39             51,994           1.30             2.72
  Year Ended June 30, 2002..............   10.80            5.97             14,320           1.30             4.05
  Year Ended June 30, 2001..............   10.63            7.90              4,982           1.29             5.02
  Year Ended June 30, 2000..............   10.35            4.00              4,636           1.28             4.98

INTERMEDIATE BOND FUND (CLASS B)
  Six Months Ended December 31, 2004
 (Unaudited)............................   10.58            2.85            117,918           1.48             3.66
  Year Ended June 30, 2004..............   10.49            0.20            132,372           1.48             3.62
  Year Ended June 30, 2003..............   10.88            7.85            185,642           1.48             4.54
  Year Ended June 30, 2002..............   10.59            7.30             86,784           1.48             5.22
  Year Ended June 30, 2001..............   10.40            9.88             45,257           1.48             5.17
  Year Ended June 30, 2000..............    9.97            3.23             37,460           1.48             5.26

BOND FUND (CLASS B)
  Six Months Ended December 31, 2004
 (Unaudited)............................   10.92            0.35             92,125           1.50             3.81
  Year Ended June 30, 2004..............   10.76            0.28             98,064           1.50             3.69
  Year Ended June 30, 2003..............   11.17            8.53            134,915           1.50             4.92
  Year Ended June 30, 2002..............   10.81            8.34             76,031           1.50             5.41
  Year Ended June 30, 2001..............   10.59           10.89             36,310           1.50             5.53
  Year Ended June 30, 2000..............   10.08            3.01             18,808           1.50             5.52

                                            RATIOS/SUPPLEMENTARY DATA
                                          -----------------------------
                                             RATIO OF
                                           EXPENSES TO
                                           AVERAGE NET
                                          ASSETS WITHOUT    PORTFOLIO
                                           WAIVERS (b)     TURNOVER (c)
                                          --------------   ------------
ULTRA SHORT-TERM BOND FUND (CLASS B)
  Six Months Ended December 31, 2004
 (Unaudited)............................       1.55%          18.20%
  Year Ended June 30, 2004..............       1.77           46.21
  Year Ended June 30, 2003..............       1.77           35.80
  Year Ended June 30, 2002..............       1.76           38.72
  Year Ended June 30, 2001..............       1.76           37.62
  Year Ended June 30, 2000..............       1.77           32.68
SHORT-TERM BOND FUND (CLASS B)
  Six Months Ended December 31, 2004
 (Unaudited)............................       1.61           15.01
  Year Ended June 30, 2004..............       1.81           53.72
  Year Ended June 30, 2003..............       1.81           27.23
  Year Ended June 30, 2002..............       1.81           49.58
  Year Ended June 30, 2001..............       1.81           46.42
  Year Ended June 30, 2000..............       1.80           25.93
INTERMEDIATE BOND FUND (CLASS B)
  Six Months Ended December 31, 2004
 (Unaudited)............................       1.74            5.75
  Year Ended June 30, 2004..............       1.82           17.46
  Year Ended June 30, 2003..............       1.82           24.13
  Year Ended June 30, 2002..............       1.82           33.02
  Year Ended June 30, 2001..............       1.80           22.58
  Year Ended June 30, 2000..............       1.81            6.08
BOND FUND (CLASS B)
  Six Months Ended December 31, 2004
 (Unaudited)............................       1.73            7.39
  Year Ended June 30, 2004..............       1.81           19.69
  Year Ended June 30, 2003..............       1.82           22.93
  Year Ended June 30, 2002..............       1.83           31.88
  Year Ended June 30, 2001..............       1.81           20.58
  Year Ended June 30, 2000..............       1.81           16.19

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

 162

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                       INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                              ----------------------------------------   ----------------------------------------
                                                            NET REALIZED                                  NET
                                  NET ASSET                AND UNREALIZED                              REALIZED
                                   VALUE,        NET           GAINS        TOTAL FROM      NET          GAINS
                                  BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   (LOSSES) ON       TOTAL
                                  OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME     INVESTMENTS   DISTRIBUTIONS
                                  ---------   ----------   --------------   ----------   ----------   -----------   -------------

INCOME BOND FUND (CLASS B)
 Six Months Ended December 31,
 2004 (Unaudited)...............   $ 7.86       $0.15          $ 0.13         $ 0.28       $(0.15)      $   --         $(0.15)
 Year Ended June 30, 2004.......     8.14        0.31           (0.28)          0.03        (0.31)          --          (0.31)
 Year Ended June 30, 2003.......     7.84        0.40            0.30           0.70        (0.40)          --          (0.40)
 Year Ended June 30, 2002.......     7.78        0.41            0.05           0.46        (0.40)          --          (0.40)
 Year Ended June 30, 2001.......     7.53        0.42            0.25           0.67        (0.42)          --          (0.42)
 Year Ended June 30, 2000.......     7.71        0.41           (0.18)          0.23        (0.41)          --          (0.41)

GOVERNMENT BOND FUND (CLASS B)
 Six Months Ended December 31,
 2004 (Unaudited)...............    10.16        0.20            0.19           0.39        (0.20)          --          (0.20)
 Year Ended June 30, 2004.......    10.66        0.40           (0.50)         (0.10)       (0.40)          --          (0.40)
 Year Ended June 30, 2003.......    10.26        0.45            0.41           0.86        (0.46)          --          (0.46)
 Year Ended June 30, 2002.......     9.93        0.47            0.34           0.81        (0.48)          --          (0.48)
 Year Ended June 30, 2001.......     9.55        0.51            0.38           0.89        (0.51)          --          (0.51)
 Year Ended June 30, 2000.......     9.74        0.51           (0.19)          0.32        (0.51)          --          (0.51)

TREASURY & AGENCY FUND (CLASS B)
 Six Months Ended December 31,
 2004 (Unaudited)...............    10.30        0.17           (0.05)          0.12        (0.16)       (0.11)         (0.27)
 Year Ended June 30, 2004.......    10.75        0.31           (0.41)         (0.10)       (0.30)       (0.05)         (0.35)
 Year Ended June 30, 2003.......    10.32        0.33            0.43           0.76        (0.33)          --          (0.33)
 Year Ended June 30, 2002.......    10.03        0.39            0.29           0.68        (0.39)          --          (0.39)
 Year Ended June 30, 2001.......     9.64        0.50            0.39           0.89        (0.50)          --          (0.50)
 Year Ended June 30, 2000.......     9.81        0.50           (0.15)          0.35        (0.50)       (0.02)         (0.52)

HIGH YIELD BOND FUND (CLASS B)
 Six Months Ended December 31,
 2004 (Unaudited)...............     8.18        0.27            0.39           0.66        (0.27)       (0.02)         (0.29)
 Year Ended June 30, 2004.......     7.93        0.55            0.24           0.79        (0.54)          --          (0.54)
 Year Ended June 30, 2003.......     7.32        0.60            0.62           1.22        (0.61)          --          (0.61)
 Year Ended June 30, 2002.......     8.21        0.65           (0.89)         (0.24)       (0.65)          --          (0.65)
 Year Ended June 30, 2001.......     8.91        0.79           (0.70)          0.09        (0.79)          --          (0.79)
 Year Ended June 30, 2000.......     9.88        0.81           (0.97)         (0.16)       (0.81)          --          (0.81)

------------

(a) Not annualized for periods less than a year.

(b) Annualized for periods less than a year.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

--------------------------------------------------------------------------------

                                                                             RATIOS/SUPPLEMENTARY DATA
                                                                  -----------------------------------------------

                                                                                                    RATIO OF NET
                                         NET ASSET                                   RATIO OF        INVESTMENT
                                          VALUE,       TOTAL       NET ASSETS,       EXPENSES        INCOME TO
                                          END OF       RETURN     END OF PERIOD     TO AVERAGE        AVERAGE
                                          PERIOD        (a)          (000'S)      NET ASSETS (b)   NET ASSETS (b)
                                         ---------   ----------   -------------   --------------   --------------

INCOME BOND FUND (CLASS B)
  Six Months Ended December 31, 2004
 (Unaudited)............................  $ 7.99         3.61%      $ 10,085           1.54%            3.70%
  Year Ended June 30, 2004..............    7.86         0.32         11,745           1.53             3.85
  Year Ended June 30, 2003..............    8.14         9.19         15,226           1.54             4.99
  Year Ended June 30, 2002..............    7.84         6.06         13,203           1.54             5.21
  Year Ended June 30, 2001..............    7.78         9.12         13,597           1.54             5.51
  Year Ended June 30, 2000..............    7.53         3.11         13,036           1.52             5.42

GOVERNMENT BOND FUND (CLASS B)
  Six Months Ended December 31, 2004
 (Unaudited)............................   10.35         3.85         90,900           1.49             3.77
  Year Ended June 30, 2004..............   10.16        (0.97)       101,634           1.52             3.74
  Year Ended June 30, 2003..............   10.66         8.64        155,876           1.52             4.30
  Year Ended June 30, 2002..............   10.26         8.24         84,354           1.52             4.71
  Year Ended June 30, 2001..............    9.93         9.53         55,569           1.52             5.21
  Year Ended June 30, 2000..............    9.55         3.39         43,077           1.52             5.30

TREASURY & AGENCY FUND (CLASS B)
  Six Months Ended December 31, 2004
 (Unaudited)............................   10.15         1.14         36,142           1.15             3.07
  Year Ended June 30, 2004..............   10.30        (1.02)        49,443           1.15             2.80
  Year Ended June 30, 2003..............   10.75         7.45         79,108           1.15             3.10
  Year Ended June 30, 2002..............   10.32         6.89         65,913           1.15             3.84
  Year Ended June 30, 2001..............   10.03         9.39         59,626           1.15             5.02
  Year Ended June 30, 2000..............    9.64         3.65         54,322           1.13             5.14

HIGH YIELD BOND FUND (CLASS B)
  Six Months Ended December 31, 2004
 (Unaudited)............................    8.55         8.23         43,915           1.76             6.33
  Year Ended June 30, 2004..............    8.18        10.23         39,488           1.76             6.71
  Year Ended June 30, 2003..............    7.93        17.90         32,796           1.79             8.20
  Year Ended June 30, 2002..............    7.32        (3.34)        11,572           1.80             8.32
  Year Ended June 30, 2001..............    8.21         1.01          8,579           1.79             9.27
  Year Ended June 30, 2000..............    8.91        (1.64)         6,565           1.77             8.66

                                            RATIOS/SUPPLEMENTARY DATA
                                          -----------------------------
                                             RATIO OF
                                           EXPENSES TO
                                           AVERAGE NET
                                              ASSETS
                                             WITHOUT        PORTFOLIO
                                           WAIVERS (b)     TURNOVER (c)
                                          --------------   ------------
INCOME BOND FUND (CLASS B)
  Six Months Ended December 31, 2004
 (Unaudited)............................       1.71%           8.00%
  Year Ended June 30, 2004..............       1.80           23.56
  Year Ended June 30, 2003..............       1.82           16.42
  Year Ended June 30, 2002..............       1.81           22.96
  Year Ended June 30, 2001..............       1.80           18.18
  Year Ended June 30, 2000..............       1.81           25.10
GOVERNMENT BOND FUND (CLASS B)
  Six Months Ended December 31, 2004
 (Unaudited)............................       1.61            2.01
  Year Ended June 30, 2004..............       1.69           16.01
  Year Ended June 30, 2003..............       1.68           19.29
  Year Ended June 30, 2002..............       1.68           23.51
  Year Ended June 30, 2001..............       1.67           12.63
  Year Ended June 30, 2000..............       1.66           25.30
TREASURY & AGENCY FUND (CLASS B)
  Six Months Ended December 31, 2004
 (Unaudited)............................       1.40           12.75
  Year Ended June 30, 2004..............       1.60           22.87
  Year Ended June 30, 2003..............       1.60           33.28
  Year Ended June 30, 2002..............       1.60           41.45
  Year Ended June 30, 2001..............       1.60           48.21
  Year Ended June 30, 2000..............       1.64           30.02
HIGH YIELD BOND FUND (CLASS B)
  Six Months Ended December 31, 2004
 (Unaudited)............................       1.88           28.70
  Year Ended June 30, 2004..............       1.98           57.56
  Year Ended June 30, 2003..............       2.00           51.75
  Year Ended June 30, 2002..............       2.02           34.02
  Year Ended June 30, 2001..............       2.01           29.98
  Year Ended June 30, 2000..............       2.02           35.14

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

 164

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                       INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                              ----------------------------------------   ----------------------------------------
                                                            NET REALIZED                                  NET
                                  NET ASSET                AND UNREALIZED                              REALIZED
                                   VALUE,        NET           GAINS        TOTAL FROM      NET          GAINS
                                  BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   (LOSSES) ON       TOTAL
                                  OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME     INVESTMENTS   DISTRIBUTIONS
                                  ---------   ----------   --------------   ----------   ----------   -----------   -------------

ULTRA SHORT-TERM BOND FUND (CLASS C)
 Six Months Ended December 31,
 2004 (Unaudited)...............   $ 9.81       $0.10          $(0.01)        $0.09        $(0.11)       $  --         $(0.11)
 Year Ended June 30, 2004.......     9.89        0.14           (0.04)         0.10         (0.18)          --          (0.18)
 Year Ended June 30, 2003.......     9.88        0.19            0.03          0.22         (0.21)          --          (0.21)
 November 1, 2001 to June 30,
 2002 (d).......................     9.88        0.18            0.02          0.20         (0.20)          --          (0.20)

SHORT-TERM BOND FUND (CLASS C)
 Six Months Ended December 31,
 2004 (Unaudited)...............    10.68        0.10           (0.02)         0.08         (0.11)          --          (0.11)
 Year Ended June 30, 2004.......    10.92        0.22           (0.23)        (0.01)        (0.23)          --          (0.23)
 Year Ended June 30, 2003.......    10.79        0.30            0.17          0.47         (0.34)          --          (0.34)
 November 1, 2001 to June 30,
 2002 (d).......................    10.89        0.27           (0.07)         0.20         (0.30)          --          (0.30)

INTERMEDIATE BOND FUND (CLASS C)
 Six Months Ended December 31,
 2004 (Unaudited)...............    10.49        0.17            0.13          0.30         (0.21)          --          (0.21)
 Year Ended June 30, 2004.......    10.88        0.39           (0.37)         0.02         (0.41)          --          (0.41)
 Year Ended June 30, 2003.......    10.59        0.50            0.31          0.81         (0.52)          --          (0.52)
 Year Ended June 30, 2002.......    10.40        0.55            0.21          0.76         (0.57)          --          (0.57)
 Year Ended June 30, 2001.......     9.98        0.54            0.42          0.96         (0.54)          --          (0.54)
 Year Ended June 30, 2000.......    10.18        0.53           (0.20)         0.33         (0.53)          --          (0.53)

BOND FUND (CLASS C)
 Six Months Ended December 31,
 2004 (Unaudited)...............    10.82        0.21            0.17          0.38         (0.22)          --          (0.22)
 Year Ended June 30, 2004.......    11.23        0.42           (0.40)         0.02         (0.43)          --          (0.43)
 Year Ended June 30, 2003.......    10.87        0.54            0.36          0.90         (0.53)       (0.01)         (0.54)
 Year Ended June 30, 2002.......    10.64        0.58            0.30          0.88         (0.62)       (0.03)         (0.65)
 Year Ended June 30, 2001.......    10.14        0.57            0.50          1.07         (0.57)          --          (0.57)
 Year Ended June 30, 2000.......    10.38        0.56           (0.24)         0.32         (0.56)          --          (0.56)

INCOME BOND FUND (CLASS C)
 Six Months Ended December 31,
 2004 (Unaudited)...............     7.86        0.15            0.13          0.28         (0.15)          --          (0.15)
 Year Ended June 30, 2004.......     8.14        0.31           (0.28)         0.03         (0.31)          --          (0.31)
 Year Ended June 30, 2003.......     7.84        0.40            0.31          0.71         (0.41)          --          (0.41)
 Year Ended June 30, 2002.......     7.78        0.40            0.07          0.47         (0.41)          --          (0.41)
 Year Ended June 30, 2001.......     7.54        0.43            0.24          0.67         (0.43)          --          (0.43)
 May 30, 2000 to June 30, 2000
 (d)............................     7.40        0.04            0.14          0.18         (0.04)          --          (0.04)

GOVERNMENT BOND FUND (CLASS C)
 Six Months Ended December 31,
 2004 (Unaudited)...............    10.15        0.21            0.18          0.39         (0.20)          --          (0.20)
 Year Ended June 30, 2004.......    10.65        0.40           (0.50)        (0.10)        (0.40)          --          (0.40)
 Year Ended June 30, 2003.......    10.25        0.45            0.41          0.86         (0.46)          --          (0.46)
 Year Ended June 30, 2002.......     9.93        0.47            0.34          0.81         (0.49)          --          (0.49)
 Year Ended June 30, 2001.......     9.55        0.52            0.38          0.90         (0.52)          --          (0.52)
 Year Ended June 30, 2000.......     9.74        0.51           (0.19)         0.32         (0.51)          --          (0.51)

HIGH YIELD BOND FUND (CLASS C)
 Six Months Ended December 31,
 2004 (Unaudited)...............     8.19        0.27            0.38          0.65         (0.27)       (0.02)         (0.29)
 Year Ended June 30, 2004.......     7.93        0.55            0.25          0.80         (0.54)          --          (0.54)
 Year Ended June 30, 2003.......     7.32        0.60            0.62          1.22         (0.61)          --          (0.61)
 Year Ended June 30, 2002.......     8.21        0.64           (0.88)        (0.24)        (0.65)          --          (0.65)
 Year Ended June 30, 2001.......     8.90        0.79           (0.69)         0.10         (0.79)          --          (0.79)
 Year Ended June 30, 2000.......     9.87        0.81           (0.97)        (0.16)        (0.81)          --          (0.81)

------------

(a) Not annualized for periods less than one year.

(b) Annualized for periods less than one year.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(d) Period from commencement of operations.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

--------------------------------------------------------------------------------

                                                                                   RATIOS/SUPPLEMENTARY DATA
                                                                        -----------------------------------------------
                                                          TOTAL                                           RATIO OF NET
                                         NET ASSET        RETURN                           RATIO OF        INVESTMENT
                                          VALUE,        (EXCLUDES        NET ASSETS,       EXPENSES        INCOME TO
                                          END OF      SALES CHARGE)     END OF PERIOD     TO AVERAGE        AVERAGE
                                          PERIOD           (a)             (000'S)      NET ASSETS (b)   NET ASSETS (b)
                                         ---------   ----------------   -------------   --------------   --------------

ULTRA SHORT-TERM BOND FUND (CLASS C)
  Six Months Ended December 31, 2004
  (Unaudited)...........................  $ 9.79           0.89%          $521,566           1.20%            1.89%
  Year Ended June 30, 2004..............    9.81           1.03            604,084           1.20             1.48
  Year Ended June 30, 2003..............    9.89           2.39            741,134           1.20             1.82
  November 1, 2001 to June 30, 2002
 (b)....................................    9.88           1.89            253,974           1.15             2.75

SHORT-TERM BOND FUND (CLASS C)
  Six Months Ended December 31, 2004
  (Unaudited)...........................   10.65           0.75             74,791           1.30             1.99
  Year Ended June 30, 2004..............   10.68          (0.10)            98,576           1.30             2.01
  Year Ended June 30, 2003..............   10.92           4.43            156,942           1.30             2.71
  November 1, 2001 to June 30, 2002
 (b)....................................   10.79           5.77             32,680           1.30             3.92

INTERMEDIATE BOND FUND (CLASS C)
  Six Months Ended December 31, 2004
  (Unaudited)...........................   10.58           2.82             80,971           1.49             3.65
  Year Ended June 30, 2004..............   10.49           0.19            121,399           1.48             3.62
  Year Ended June 30, 2003..............   10.88           7.85            186,110           1.48             4.56
  Year Ended June 30, 2002..............   10.59           7.30            100,956           1.48             5.21
  Year Ended June 30, 2001..............   10.40           9.78             44,810           1.48             5.17
  Year Ended June 30, 2000..............    9.98           3.33             33,087           1.49             5.30

BOND FUND (CLASS C)
  Six Months Ended December 31, 2004
  (Unaudited)...........................   10.98           3.52             71,843           1.50             3.81
  Year Ended June 30, 2004..............   10.82           0.17             79,323           1.50             3.69
  Year Ended June 30, 2003..............   11.23           8.59            123,308           1.50             4.90
  Year Ended June 30, 2002..............   10.87           8.33             63,168           1.50             5.26
  Year Ended June 30, 2001..............   10.64          10.77             12,615           1.50             5.64
  Year Ended June 30, 2000..............   10.14           3.19              2,118           1.50             5.56

INCOME BOND FUND (CLASS C)
  Six Months Ended December 31, 2004
  (Unaudited)...........................    7.99           3.61              3,696           1.54             3.70
  Year Ended June 30, 2004..............    7.86           0.33              3,750           1.53             3.83
  Year Ended June 30, 2003..............    8.14           9.22              3,521           1.54             4.89
  Year Ended June 30, 2002..............    7.84           6.10              1,549           1.54             5.16
  Year Ended June 30, 2001..............    7.78           9.03                864           1.53             5.57
  May 30, 2000 to June 30, 2000 (b).....    7.54           2.37                128           1.51             5.90

GOVERNMENT BOND FUND (CLASS C)
  Six Months Ended December 31, 2004
  (Unaudited)...........................   10.34           3.86             26,667           1.49             3.77
  Year Ended June 30, 2004..............   10.15          (0.96)            42,666           1.52             3.74
  Year Ended June 30, 2003..............   10.65           8.54             74,937           1.52             4.28
  Year Ended June 30, 2002..............   10.25           8.26             31,467           1.52             4.67
  Year Ended June 30, 2001..............    9.93           9.55              9,820           1.52             5.22
  Year Ended June 30, 2000..............    9.55           3.39              3,130           1.52             5.36

HIGH YIELD BOND FUND (CLASS C)
  Six Months Ended December 31, 2004
  (Unaudited)...........................    8.55           8.08             33,863           1.75             6.34
  Year Ended June 30, 2004..............    8.19          10.35             35,344           1.76             6.70
  Year Ended June 30, 2003..............    7.93          17.88             30,857           1.79             8.23
  Year Ended June 30, 2002..............    7.32          (3.33)            12,629           1.80             8.25
  Year Ended June 30, 2001..............    8.21           1.11              5,211           1.79             9.29
  Year Ended June 30, 2000..............    8.90          (1.66)             2,121           1.78             8.82

                                            RATIOS/SUPPLEMENTARY DATA
                                          -----------------------------
                                             RATIO OF
                                           EXPENSES TO
                                           AVERAGE NET
                                          ASSETS WITHOUT    PORTFOLIO
                                           WAIVERS (b)     TURNOVER (c)
                                          --------------   ------------
ULTRA SHORT-TERM BOND FUND (CLASS C)
  Six Months Ended December 31, 2004
  (Unaudited)...........................       1.55%          18.20%
  Year Ended June 30, 2004..............       1.77           46.21
  Year Ended June 30, 2003..............       1.77           35.80
  November 1, 2001 to June 30, 2002
 (b)....................................       1.78           38.72
SHORT-TERM BOND FUND (CLASS C)
  Six Months Ended December 31, 2004
  (Unaudited)...........................       1.61           15.01
  Year Ended June 30, 2004..............       1.81           53.72
  Year Ended June 30, 2003..............       1.81           27.23
  November 1, 2001 to June 30, 2002
 (b)....................................       1.82           49.58
INTERMEDIATE BOND FUND (CLASS C)
  Six Months Ended December 31, 2004
  (Unaudited)...........................       1.74            5.75
  Year Ended June 30, 2004..............       1.82           17.46
  Year Ended June 30, 2003..............       1.82           24.13
  Year Ended June 30, 2002..............       1.82           33.02
  Year Ended June 30, 2001..............       1.80           22.58
  Year Ended June 30, 2000..............       1.82            6.08
BOND FUND (CLASS C)
  Six Months Ended December 31, 2004
  (Unaudited)...........................       1.73            7.39
  Year Ended June 30, 2004..............       1.81           19.69
  Year Ended June 30, 2003..............       1.82           22.93
  Year Ended June 30, 2002..............       1.83           31.88
  Year Ended June 30, 2001..............       1.85           20.58
  Year Ended June 30, 2000..............       1.82           16.19
INCOME BOND FUND (CLASS C)
  Six Months Ended December 31, 2004
  (Unaudited)...........................       1.71            8.00
  Year Ended June 30, 2004..............       1.80           23.56
  Year Ended June 30, 2003..............       1.82           16.42
  Year Ended June 30, 2002..............       1.81           22.96
  Year Ended June 30, 2001..............       1.81           18.18
  May 30, 2000 to June 30, 2000 (b).....       1.77           25.10
GOVERNMENT BOND FUND (CLASS C)
  Six Months Ended December 31, 2004
  (Unaudited)...........................       1.61            2.01
  Year Ended June 30, 2004..............       1.69           16.01
  Year Ended June 30, 2003..............       1.68           19.29
  Year Ended June 30, 2002..............       1.67           23.51
  Year Ended June 30, 2001..............       1.67           12.63
  Year Ended June 30, 2000..............       1.66           25.30
HIGH YIELD BOND FUND (CLASS C)
  Six Months Ended December 31, 2004
  (Unaudited)...........................       1.88           28.70
  Year Ended June 30, 2004..............       1.98           57.56
  Year Ended June 30, 2003..............       2.00           51.75
  Year Ended June 30, 2002..............       2.02           34.02
  Year Ended June 30, 2001..............       2.01           29.98
  Year Ended June 30, 2000..............       2.03           35.14

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

 166

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION:

   As of December 31, 2004 One Group Mutual Funds (the "Trust") was registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Ultra Short-Term Bond Fund, the Short-Term Bond Fund, the Intermediate Bond Fund, the Bond Fund, the Income Bond Fund, the Mortgage-Backed Securities Fund, the Government Bond Fund, the Treasury & Agency Fund, and the High Yield Bond Fund (individually a "Fund," collectively the "Funds") only.

   The Trust had an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust was registered to offer fifty-three series and six classes of shares: Class I, Class A, Class B, Class C, Class S, and Administrative Class. The Funds were each authorized to issue Class I, Class A, Class B, and Class C shares except for the Mortgage-Backed Securities Fund which is authorized to issue Class I and Class A shares only. Shareholders were entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

   See Note 8 for subsequent events with respect to the reorganization of certain of the Funds and redomiciliation of each series of the Trust as a Delaware statutory trust called JPMorgan Trust II.

   Under the Trust's organizational documents, its officers and trustees were indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust entered into contracts with its vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Corporate debt securities, debt securities issued by the U.S. Treasury or a U.S. government agency (other than short-term investments maturing in less than 61 days), and municipal securities are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Options traded over-the-counter are valued using dealer-supplied valuations. The Funds did not hold futures contracts or options for the six months ended December 31, 2004. Investments for which the above valuation procedures are inappropriate, when valuations are not readily available or when valuations are deemed not to reflect fair value are stated at fair value as determined in good faith under procedures approved by the Board of Trustees.

     FINANCIAL INSTRUMENTS

     Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risks in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

     interest rates, and an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuations in the value of securities held or planned to be purchased by the Funds.

     INDEXED SECURITIES

     The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in interest rates, commodities, indices or other referenced instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor"), an indirect wholly-owned subsidiary of JP Morgan Chase & Co., to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is valued at cost and the underlying collateral is valued at or above the value of the repurchase agreement plus accrued interest. The Fund requires that collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

     SECURITIES LENDING

     To generate additional income, each Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The cash collateral received by the Funds was pooled and at December 31, 2004, was invested in Investment Companies (with 1 day yields of 2.41%), Repurchase Agreements (with interest rates from 2.25% to 2.43% and maturity dates of January 3, 2005), Commercial Paper (with interest rates ranging from 2.36% to 2.41%, and maturity dates ranging from January 2005 to July 2005), Asset Backed Securities (with an interest rate of 2.48% and maturing on March 1, 2005), Yankee and Domestic Certificates of Deposit (with interest rates ranging from 2.33% to 2.49%, and a maturity dates ranging from July 2005 to December 2005), Bank Notes (with interest rates ranging from 2.12% to 2.49% and maturity dates ranging from January 2005 to September 2006), Medium Term Notes (with interest rates ranging from 2.15% to 2.62% and maturity dates ranging from January 2005 to October 2007), and Master Notes (with interest rates ranging from 2.43% to 2.61% and maturity dates ranging from January 2005 to October 2005). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

     Prior to December 6, 2004 the Advisor served as lending agent. Also, Bank One Trust Company, N.A. served as sub-custodian for the securities lending program and received a sub-custody fee based on the value of collateral received from borrowers.

     On December 6, 2004, the Funds' custodian, JPMorgan Chase Bank, N.A. ("JPMCB"), an affiliate of the Funds, was appointed as lending agent. JPMCB receives a fee equal to (i) 6 basis points (.06 of 1%), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of U.S. securities outstanding during a given month under this Lending Agreement; and (ii) 11.42 basis points (.1142 of 1%) calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 168

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

     of non-U.S. Securities outstanding during a given month under this Lending Agreement. For the period December 6, 2004 to December 31, 2004, JPMCB has voluntarily reduced its fees to (i) 5 basis points (.05 of 1%) for each Loan of U.S. Securities and (ii) 10 basis points (.1 of 1%) for each Loan of non-U.S. Securities, respectively. Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received.

     As of December 31, 2004, the following Funds had securities with the following market values on loan and for the period then ended, these Funds paid the following amounts to related party affiliates (amounts in thousands):

                                                                      LENDING       MARKET        MARKET VALUE
                                                       SUB-CUSTODY     AGENT       VALUE OF         OF LOANED
       FUND                                             FEES PAID    FEES PAID    COLLATERAL*      SECURITIES
       ----                                            -----------   ---------    -----------     ------------
       Short-Term Bond Fund..........................     $ 98          $15       $  328,462       $  322,197

       Intermediate Bond Fund........................      107           12          309,742          304,191

       Bond Fund.....................................      341           41        1,139,109        1,118,949

       Income Bond Fund..............................      111           12          304,064          298,762

       Mortgage-Backed Securities Fund...............        4           --+          15,207           14,989

       Government Bond Fund..........................       41            6          213,325          211,103

       Treasury & Agency Fund........................       10            1           58,447           57,342

       High Yield Bond Fund..........................      154           11          296,610          290,803

     -----------------
     * Includes securities and cash collateral.

     + Amount rounds to less than one thousand.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets. Certain funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

     FEDERAL INCOME TAXES

     The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor were parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Fund's average daily net assets: 0.55% of the Ultra Short-Term Bond Fund, 0.60% of the Short-Term Bond Fund, the Intermediate Bond Fund, the Bond Fund, and the Income Bond Fund; 0.35% of the Mortgage-Backed Securities Fund; 0.45% of the Government Bond Fund; 0.40% of the Treasury & Agency Fund; and 0.75% of the High Yield Bond Fund. Effective February 19, 2005, the Advisor was renamed JPMorgan Investment Advisors Inc. and is paid at the fee rates shown in the table below:

                                                                    RATE BEGINNING
                                                                     FEBRUARY 19,
    FUND                                                                 2005
    ----                                                            --------------
    Ultra Short-Term Bond Fund..................................        0.25%

    Short-Term Bond Fund........................................        0.25%

    Intermediate Bond Fund......................................        0.30%

    Bond Fund...................................................        0.30%

    Income Bond Fund............................................        0.30%

    Mortgage-Backed Securities Fund.............................        0.35%

    Government Bond Fund........................................        0.30%

    Treasury & Agency Fund......................................        0.30%

    High Yield Bond Fund........................................        0.65%

   The Trust and One Group Administrative Services, Inc. (the "Administrator"), an affiliate of JP Morgan Chase & Co., were parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust average daily net assets (excluding the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund, (the "Investor Funds") and the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund, (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion.

   Effective February 19, 2005, the Administrator, which was renamed JPMorgan Funds Management, Inc. ("JPMFM"), and the Trust became parties to an administration agreement along with the JPMorgan Funds. Under the administration agreement, The Administrator provides services for fees that are computed daily and paid monthly at the annual rate equal to 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex and 0.075% of the average daily net assets in excess of $25 billion for all non-money market funds.

   Banc One High Yield Partners, LLC (the "Sub-Advisor") serves as sub-advisor to the One Group High Yield Bond Fund. The Sub-Advisor also serves as sub-advisor to that portion of the One Group Income Bond Fund designated by the Advisor for investment in securities which are rated below investment grade or unrated securities and instruments of similar quality. The One Group Income Bond Fund cannot invest more than 30% of its total assets in these types of securities. For its services, the Sub-Advisor is paid a fee by the Advisor under sub-investment advisory agreements between the Advisor and Sub-Advisor.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 170

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

   The Sub-Advisor was formed as a limited liability company under an agreement between Pacholder Associates, Inc. ("Pacholder") and the Advisor. Under the limited liability company agreement, Pacholder is responsible for providing portfolio management services on behalf of the Sub-Advisor. Pursuant to an agreement dated January 26, 2005, Pacholder has agreed to sell its interest in the Sub-Advisor (which was renamed JPMorgan High Yield Partners LLC effective February 19, 2005) to the Advisor. The transaction, which is subject to customary closing conditions, is expected to close in the first quarter of 2005. Upon closing of the transaction, the Sub-Advisor will become a wholly-owned subsidiary of the Advisor. At a shareholder meeting held on January 20, 2005, shareholders of the High Yield Bond Fund and the Income Bond Fund approved the continuation of the sub-advisory agreement with the Sub-Advisor in the event that the Advisor acquires the interest of Pacholder in the sub-adviser and a change of control results.

   One Group Dealer Services, Inc., (the "Distributor") an affiliate of JPMorgan Chase & Co., serves as Distributor to the Funds. The Trust and the Distributor were parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B, and Class C shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C shares of each of the Funds. Currently, the Distributor has agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A shares of each Fund, 0.75% of average daily net assets of the Class B shares of the Ultra Short-Term Bond Fund, the Short-Term Bond Fund, and the Treasury & Agency Fund, 0.75% of average daily net assets of the Class C shares of the Ultra Short-Term Bond Fund, the Short-Term Bond Fund, and the Treasury & Agency Fund, 0.90% of average daily net assets of the Class B and Class C shares of the Intermediate Bond Fund, the Bond Fund, the Income Bond Fund, the Government Bond Fund, and the High Yield Bond Fund. For the six months ended December 31, 2004, the Distributor received $1,665,438 from commissions earned on sales of Class A shares and redemptions of Class B and Class C shares, of which the Distributor re-allowed $73,456 to affiliated broker-dealers of the Funds. Effective February 19, 2005, the Trust will pay the Distributor which was renamed JPMorgan Distribution Services Inc. and is paid a fee of 0.25% of the average net assets of the Class A shares of each of the Funds and 0.75% of the average daily net assets of the Class B and Class C shares of each of the Funds.

   The Advisor, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total operating expenses, through October 31, 2006, for the following funds and amounts:

    FUND                                                          CLASS I     CLASS A     CLASS B     CLASS C
    ----                                                          -------     -------     -------     -------
    Ultra Short-Term Bond Fund..................................    0.45%       0.70%       1.20%       1.20%

    Short-Term Bond Fund........................................    0.55        0.80        1.30        1.30

    Intermediate Bond Fund......................................    0.58        0.83        1.48        1.48

    Bond Fund*..................................................    0.60        0.85        1.50        1.50

    Income Bond Fund............................................    0.67        0.92        1.57        1.57

    Mortgage-Backed Securities Fund.............................    0.40        0.65          --          --

    Government Bond Fund**......................................    0.65        0.90        1.55        1.55

    Treasury & Agency Fund......................................    0.45        0.70        1.20        1.20

    High Yield Bond Fund........................................    0.90        1.15        1.80        1.80

   Waivers in addition to those in the table above are considered voluntary.
   ---------------
    * Effective February 19, 2005, operating expenses will be limited to 0.60%, 0.75%, 1.46% and 1.46% for Class I, Class A, Class B and Class C, respectively.

   ** Effective February 19, 2005, operating expenses will be limited to 0.55%, 0.75%, 1.48% and 1.48% for Class I, Class A, Class B and Class C, respectively.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

   The Funds may invest in one or more money market funds advised by JPMorgan Investment Advisors or its affiliates. The Advisor and Administrator will waive and/or reimburse its advisory and administrative fees from the Funds in an amount sufficient to offset any doubling up of investment advisory and administration fees related to each Fund's investment in an affiliated money market fund to the extent required by law.

   On August 12, 2004, the Board of Trustees approved an agreement with JPMCB, to act as the Funds' custodian. The transition to JPMCB from the previous service provider was completed on December 6, 2004. The Administrator is responsible for providing fund accounting services under the Management and Administration Agreement. Fund accounting services were transitioned to JPMCB on December 6, 2004 from the prior service provider, but those services are still provided to the Funds under such Management and Administration Agreement with the Administrator. Effective February 19, 2005, fund accounting fees will be charged as an additional direct fee to the Funds, rather than being embedded in the fees under the Management and Administration Agreement, and the change is not anticipated to have a significant impact on the Funds' operation or their expenses. The amounts paid to JPMCB by the Funds for custody services are as follows and are included in Custodian fees in the Statement of Operations (amounts in thousands):

    FUND                                                            CUSTODY FEES
    ----                                                            ------------
    Ultra Short-Term Bond Fund..................................        $ 7

    Short-Term Bond Fund........................................        $ 6

    Intermediate Bond Fund......................................        $ 6

    Bond Fund...................................................        $15

    Income Bond Fund............................................        $ 4

    Mortgage-Backed Securities Fund.............................        $11

    Government Bond Fund........................................        $ 3

    Treasury & Agency Fund......................................        $--+

    High Yield Bond Fund........................................        $ 5

   ---------------
   + Amount rounds to less than one thousand.

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 172

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

4. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) for the six months ended December 31, 2004, were as follows (amounts in thousands):

                                                      PURCHASES            SALES         PURCHASES       SALES
                                                   (EXCLUDING U.S.    (EXCLUDING U.S.     OF U.S.       OF U.S.
                                                     GOVERNMENT)        GOVERNMENT)      GOVERNMENT    GOVERNMENT
    FUND                                             SECURITIES         SECURITIES       SECURITIES    SECURITIES
    ----                                           ---------------    ---------------    ----------    ----------
    Ultra Short-Term Bond Fund...................     $267,638           $246,762         $ 39,372      $132,714

    Short-Term Bond Fund.........................       59,752             87,479          144,910       108,425

    Intermediate Bond Fund.......................       85,217             73,656           25,473        84,067

    Bond Fund....................................      321,786            192,756          102,801       204,991

    Income Bond Fund.............................      100,578             69,901           19,343       366,036

    Mortgage-Backed Securities Fund..............      162,384             52,746           92,651       114,953

    Government Bond Fund.........................           --              7,057           19,037        60,027

    Treasury & Agency Fund.......................           --                 --           22,349        54,139

    High Yield Bond Fund.........................      423,018            345,359               --            --

5. FINANCING ARRANGEMENT:

   The Trust and State Street Bank and Trust Company ("State Street") had a financing arrangement which expired November 23, 2004, under which State Street provided an unsecured uncommitted credit facility in the aggregate amount of $100 million. Interest on borrowings was payable at a rate determined by State Street at the time of borrowing. Effective November 23, 2004, the Trust and JPMCB entered into a financing arrangement under which JPMCB provides an unsecured uncommitted credit facility in the aggregate amount of $100 million. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. As of December 31, 2004, and for the period then ended, there were no loans outstanding.

6. INTERFUND LENDING ARRANGEMENT:

   The Funds and all other funds within the Trust received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Lending Facility ("Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other Fund within the Trust at rates beneficial to both the borrowing and lending funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund Loan Rate is determined by averaging the current repurchase agreement rate and the current bank loan rate. As of December 31, 2004, there were no loans outstanding.

7. LEGAL MATTERS:

   On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in the Trust. Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

   On June 29, 2004, the Advisor entered into agreements with the Securities and Exchange Commission (the "SEC") and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In its settlement with the SEC, the Advisor consented to the entry of an order by

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

   the SEC (the "SEC Order") instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, the Advisor or its affiliates agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds. The settlement agreement with the NYAG also requires the Advisor to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over the next five years. In addition, the Advisor has agreed to undertakings relating to, among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an independent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease and desist from violations of certain provisions of the Investment Advisers Act of 1940 (the "Advisers Act") and the 1940 Act, (iv) additional fee-related disclosure to investors, and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrangements.

   Mark A. Beeson, the former president and chief executive officer of the Trust and a former senior managing director of the Trust, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment adviser or registered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

   In addition to the matters involving the SEC and NYAG, over 20 lawsuits have been filed in connection with these circumstances in various state and federal courts around the country. These actions have been transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods and the other was filed as a derivative action on behalf of the Trust and its series. The lawsuits generally relate to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

   These actions name as defendants, among others, Banc One Investment Advisors, Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of JPMorgan Investment Advisors), the Distributor, One Group Services Company (the Funds' former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond
   Fund), certain officers of the Trust and the Advisor, and certain current and former Trustees. The putative class action lawsuit also names the Trust as a defendant. These two actions collectively allege, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Fund's investment advisers and the Distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorneys' fees. These lawsuits are ongoing and, accordingly, an estimate of the financial impact of these actions cannot currently be made.

   The Trust will be reimbursed for all costs associated with these matters to ensure that the Trust incurs no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

   As noted above, the settlement agreement with the NYAG requires the Advisor to establish reduced "net management fee rates" for certain Funds ("Reduced Rate Funds"). "Net Management Fee Rates" means the percentage fee rates specified in contracts between the Advisor and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by the Advisor and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that the Advisor and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as "Reduced Rates." The Reduced Rates will

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 174

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

   remain in place at least through June 30, 2009. The Reduced Rate Fund contained in this semi-annual report is the Government Bond Fund and the Reduced Rate was implemented September 27, 2004.

8. SUBSEQUENT EVENTS:

   In connection with the integration of the JPMorgan Funds and the Trust, each of the Funds has a new name effective February 22, 2005 as shown below.

    NAME OF FUND AS OF DECEMBER 31, 2004                            NAME OF FUND EFFECTIVE FEBRUARY 19, 2005
    ------------------------------------                            ----------------------------------------
    One Group Ultra Short-Term Bond Fund........................    JPMorgan Ultra Short Term Bond Fund

    One Group Short-Term Bond Fund..............................    JPMorgan Short Duration Bond Fund

    One Group Intermediate Term Bond Fund.......................    JPMorgan Intermediate Bond Fund

    One Group Bond Fund.........................................    JPMorgan Core Bond Fund

    One Group Income Bond Fund..................................    JPMorgan Core Plus Bond Fund

    One Group Mortgage-Backed Securities Fund...................    JPMorgan Mortgage-Backed Securities Fund

    One Group Government Bond Fund..............................    JPMorgan Government Bond Fund

    One Group Treasury & Agency Fund............................    JPMorgan Treasury & Agency Fund

    One Group High Yield Bond Fund..............................    JPMorgan High Yield Bond Fund

REDEMPTION IN KIND

   On February 4, 2005, certain shareholders of the Bond Fund and Intermediate Bond Fund redeemed Class I shares and the Funds paid the redemption proceeds primarily by means of a redemption in-kind of portfolio securities. Cash and portfolio securities were transferred at market values of (in thousands) of $2,394,788 and $373,860, which resulted in gains of (in thousands) $83,969 and $10,903, for the Bond Fund and Intermediate Bond Fund, respectively, for book purposes.

SERVICE PROVIDER CHANGES

   Effective February 19, 2005, JPMDS began providing certain shareholders services to the Funds under a separate Shareholder Servicing Agreement with the Funds. JPMDS receives a non-Rule 12b-1 shareholder servicing fee at an annual rate of 0.25% of the average daily net assets attributable to each class of shares. JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which JPMDS will pay all or a portion of such financial intermediaries for performing such services.

   REORGANIZATION AND REDOMICILIATION OF ONE GROUP MUTUAL FUNDS

   On August 12, 2004, the Board of Trustees approved an Agreement and Plan of Reorganization and Redomiciliation providing for the reorganization and redomiciliation of each series of the Trust as a corresponding series of JPMorgan Trust II, a Delaware statutory trust.

   At a special meeting of shareholders on January 20, 2005, the shareholders of the Trust approved an Agreement and Plan of Reorganization and Redomiciliation providing for the reorganization and redomiciliation of each series of the Trust as a corresponding series of JPMorgan Trust II, a Delaware statutory trust. Effective after the close of business on February 18, 2005, pursuant to the Agreement and Plan of Reorganization and Redomiciliation, the Funds were each reorganized and redomiciled, by means of a tax-free reorganization, as a separate series of JPMorgan Trust II.

   As of February 19, 2005, the Trust is registered to offer forty-three series and twelve classes of shares.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

MERGER OF FUNDS

   On August 12, 2004, the Board of Trustees of the One Group Mutual Funds, and on August 19, 2004, the Board of Trustees of the JPMorgan Funds, each approved management's proposal to merge the following funds:

    TARGET FUND                                           ACQUIRING FUND
    -----------                                           --------------
    JPMorgan Bond Fund II (a series of J.P. Morgan        One Group Bond Fund
      Mutual Fund Select Group

    JPMorgan U.S. Treasury Income Fund (a series of       One Group Government Bond Fund
      J.P. Morgan Mutual Fund Group)

   The Agreement and Plan of Reorganization with respect to the JPMorgan Bond Fund II was approved by the Fund's shareholders at a special meeting of shareholders held on January 20, 2005. The Agreement and Plan of Reorganization with respect to JPMorgan U.S. Treasury Income Fund was approved by the Fund's shareholders at a special meeting of shareholders held on January 20, 2005 and adjourned and reconvened on February 3, 2005.

   The mergers were effective after the close of business on February 18, 2005. The Acquiring Funds acquired all of the assets and liabilities of the corresponding Target Funds as shown in the table below. Each merger transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. Pursuant to each Agreement and Plan of Reorganization, shareholders of the Target Funds received a number of shares of the corresponding class in the corresponding Acquiring Funds with a value equal to their holdings in the respective Target Fund as of the close of business on the date of the reorganization.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004
Continued

 176

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

   The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share, Net Unrealized Appreciation or Depreciation immediately before and after the reorganization (amounts in thousands, except per share amounts):

                                                                                         NET ASSET       NET
                                                                SHARES                    VALUE,      UNREALIZED
                                                              OUTSTANDING   NET ASSETS   PER SHARE   APPRECIATION
                                                              -----------   ----------   ---------   ------------
    TARGET FUND
    JPMorgan Bond Fund II...................................                                           $ 8,857
      Class A...............................................        435     $   17,702    $40.71
      Class B...............................................        271     $   10,985    $40.58
      Select Class..........................................     19,914     $  806,911    $40.52
    ACQUIRING FUND
    One Group Bond Fund.....................................                                           $36,529
      Class A...............................................     32,099     $  348,538    $10.86
      Class B...............................................      8,320     $   90,238    $10.85
      Class C...............................................      6,291     $   68,619    $10.91
      Class I...............................................    243,786     $2,645,357    $10.85
    POST REORGANIZATION
    JPMorgan Core Bond Fund.................................                                           $45,386
      Class A...............................................     33,729     $  366,240    $10.86
      Class B...............................................      9,332     $  101,223    $10.85
      Class C...............................................      6,291     $   68,619    $10.91
      Select Class..........................................    318,155     $3,452,268    $10.85
    -------------------------------------------------------------------------------------------------------------
    TARGET FUND
    JPMorgan U.S. Treasury Income Fund......................                                           $ 1,722
      Class A...............................................      3,794     $   44,516    $11.73
      Class B...............................................      1,016     $   11,923    $11.73
      Select Class..........................................      7,077     $   73,203    $11.75
    ACQUIRING FUND
    One Group Government Bond Fund..........................                                           $50,727
      Class A...............................................      8,392     $   86,880    $10.35
      Class B...............................................      8,529     $   88,215    $10.34
      Class C...............................................      2,464     $   25,466    $10.34
      Class I...............................................     73,923     $  764,567    $10.34
    POST REORGANIZATION
    JPMorgan Government Bond Fund...........................                                           $52,449
      Class A...............................................     12,692     $  131,396    $10.35
      Class B...............................................      9,682     $  100,138    $10.34
      Class C...............................................      2,464     $   25,466    $10.34
      Select Class..........................................     81,000     $  837,770    $10.34

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
DECEMBER 31, 2004
(UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees: and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                BEGINNING      ENDING                            COMPONENTS OF EXPENSES PAID DURING PERIOD(1)
                                 ACCOUNT      ACCOUNT                      --------------------------------------------------------
                                 VALUE,        VALUE,        EXPENSES      INVESTMENT
                                 JULY 1,    DECEMBER 31,    PAID DURING     ADVISORY    ADMINISTRATION   DISTRIBUTION      OTHER
                                  2004          2004          PERIOD        FEES(2)        FEES(3)         FEES(4)      EXPENSES(5)
                                ---------   ------------   -------------   ----------   --------------   ------------   -----------
ULTRA SHORT-TERM BOND FUND
  Class I   Actual............   $1,000        $1,013          $2.28         $1.19          $0.79           $  --          $0.30
            Hypothetical(6)...   $1,000        $1,023          $2.30         $1.20          $0.80           $  --          $0.30
  Class A   Actual............   $1,000        $1,011          $3.54         $1.19          $0.79           $1.27          $0.29
            Hypothetical(6)...   $1,000        $1,021          $3.58         $1.20          $0.80           $1.28          $0.30
  Class B   Actual............   $1,000        $1,009          $6.07         $1.19          $0.79           $3.80          $0.29
            Hypothetical(6)...   $1,000        $1,019          $6.13         $1.20          $0.80           $3.83          $0.30
  Class C   Actual............   $1,000        $1,009          $6.07         $1.19          $0.79           $3.80          $0.29
            Hypothetical(6)...   $1,000        $1,019          $6.13         $1.20          $0.80           $3.83          $0.30

SHORT-TERM BOND FUND
  Class I   Actual............   $1,000        $1,011          $2.80         $1.65          $0.82           $  --          $0.33
            Hypothetical(6)...   $1,000        $1,022          $2.81         $1.66          $0.82           $  --          $0.33
  Class A   Actual............   $1,000        $1,010          $4.07         $1.65          $0.82           $1.27          $0.33
            Hypothetical(6)...   $1,000        $1,021          $4.09         $1.66          $0.82           $1.28          $0.33
  Class B   Actual............   $1,000        $1,008          $6.59         $1.65          $0.81           $3.80          $0.33
            Hypothetical(6)...   $1,000        $1,018          $6.64         $1.66          $0.82           $3.83          $0.33
  Class C   Actual............   $1,000        $1,008          $6.59         $1.65          $0.81           $3.80          $0.33
            Hypothetical(6)...   $1,000        $1,018          $6.64         $1.66          $0.82           $3.83          $0.33


                              ANNUALIZED
                                EXPENSE
                                 RATIO
                              ----------
ULTRA SHORT-TERM BOND FUND
  Class I   Actual............   0.45%
            Hypothetical(6)...   0.45%
  Class A   Actual............   0.70%
            Hypothetical(6)...   0.70%
  Class B   Actual............   1.20%
            Hypothetical(6)...   1.20%
  Class C   Actual............   1.20%
            Hypothetical(6)...   1.20%

SHORT-TERM BOND FUND
  Class I   Actual............   0.55%
            Hypothetical(6)...   0.55%
  Class A   Actual............   0.80%
            Hypothetical(6)...   0.80%
  Class B   Actual............   1.30%
            Hypothetical(6)...   1.30%
  Class C   Actual............   1.30%
            Hypothetical(6)...   1.30%

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

 178

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES, CONTINUED
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
DECEMBER 31, 2004
(UNAUDITED)

                                BEGINNING      ENDING                            COMPONENTS OF EXPENSES PAID DURING PERIOD(1)
                                 ACCOUNT      ACCOUNT                      --------------------------------------------------------
                                 VALUE,        VALUE,        EXPENSES      INVESTMENT
                                 JULY 1,    DECEMBER 31,    PAID DURING     ADVISORY    ADMINISTRATION   DISTRIBUTION      OTHER
                                  2004          2004          PERIOD        FEES(2)        FEES(3)         FEES(4)      EXPENSES(5)
                                ---------   ------------   -------------   ----------   --------------   ------------   -----------
INTERMEDIATE BOND FUND
  Class I   Actual............   $1,000        $1,033          $2.99         $1.87          $0.79           $  --          $0.33
            Hypothetical(6)...   $1,000        $1,022          $2.98         $1.87          $0.79           $  --          $0.32
  Class A   Actual............   $1,000        $1,031          $4.27         $1.87          $0.79           $1.28          $0.33
            Hypothetical(6)...   $1,000        $1,021          $4.26         $1.87          $0.79           $1.28          $0.32
  Class B   Actual............   $1,000        $1,029          $7.58         $1.87          $0.79           $4.60          $0.32
            Hypothetical(6)...   $1,000        $1,018          $7.58         $1.87          $0.79           $4.60          $0.32
  Class C   Actual............   $1,000        $1,028          $7.59         $1.87          $0.79           $4.61          $0.32
            Hypothetical(6)...   $1,000        $1,018          $7.58         $1.87          $0.79           $4.60          $0.32

BOND FUND
  Class I   Actual............   $1,000        $1,039          $3.09         $1.98          $0.80           $  --          $0.31
            Hypothetical(6)...   $1,000        $1,022          $3.08         $1.97          $0.80           $  --          $0.31
  Class A   Actual............   $1,000        $1,039          $4.37         $1.98          $0.80           $1.28          $0.31
            Hypothetical(6)...   $1,000        $1,021          $4.36         $1.97          $0.80           $1.28          $0.31
  Class B   Actual............   $1,000        $1,035          $7.71         $1.98          $0.80           $4.62          $0.31
            Hypothetical(6)...   $1,000        $1,017          $7.68         $1.97          $0.80           $4.60          $0.31
  Class C   Actual............   $1,000        $1,035          $7.71         $1.98          $0.80           $4.62          $0.31
            Hypothetical(6)...   $1,000        $1,017          $7.68         $1.97          $0.80           $4.60          $0.31

INCOME BOND FUND
  Class I   Actual............   $1,000        $1,041          $3.29         $2.28          $0.81           $  --          $0.20
            Hypothetical(6)...   $1,000        $1,022          $3.27         $2.26          $0.81           $  --          $0.20
  Class A   Actual............   $1,000        $1,040          $4.58         $2.28          $0.81           $1.29          $0.20
            Hypothetical(6)...   $1,000        $1,021          $4.55         $2.26          $0.81           $1.28          $0.20
  Class B   Actual............   $1,000        $1,036          $7.91         $2.28          $0.81           $4.62          $0.20
            Hypothetical(6)...   $1,000        $1,017          $7.87         $2.26          $0.81           $4.60          $0.20
  Class C   Actual............   $1,000        $1,036          $7.91         $2.28          $0.81           $4.62          $0.20
            Hypothetical(6)...   $1,000        $1,017          $7.86         $2.26          $0.81           $4.59          $0.20

MORTGAGE-BACKED SECURITIES
  FUND
  Class I   Actual............   $1,000        $1,033          $2.05         $1.10          $0.78           $  --          $0.17
            Hypothetical(6)...   $1,000        $1,023          $2.04         $1.09          $0.78           $  --          $0.17
  Class A   Actual............   $1,000        $1,032          $3.33         $1.10          $0.78           $1.28          $0.17
            Hypothetical(6)...   $1,000        $1,022          $3.31         $1.09          $0.78           $1.27          $0.17

GOVERNMENT BOND FUND
  Class I   Actual............   $1,000        $1,044          $3.02         $1.80          $0.77           $  --          $0.45
            Hypothetical(6)...   $1,000        $1,022          $2.99         $1.78          $0.76           $  --          $0.45
  Class A   Actual............   $1,000        $1,043          $4.31         $1.80          $0.77           $1.29          $0.45
            Hypothetical(6)...   $1,000        $1,021          $4.27         $1.78          $0.76           $1.28          $0.45
  Class B   Actual............   $1,000        $1,039          $7.65         $1.80          $0.77           $4.63          $0.45
            Hypothetical(6)...   $1,000        $1,018          $7.59         $1.78          $0.76           $4.60          $0.45
  Class C   Actual............   $1,000        $1,039          $7.66         $1.80          $0.77           $4.64          $0.45
            Hypothetical(6)...   $1,000        $1,017          $7.60         $1.78          $0.76           $4.61          $0.45

TREASURY & AGENCY FUND
  Class I   Actual............   $1,000        $1,014          $2.05         $0.93          $0.82           $  --          $0.30
            Hypothetical(6)...   $1,000        $1,023          $2.05         $0.93          $0.82           $  --          $0.30
  Class A   Actual............   $1,000        $1,014          $3.32         $0.93          $0.82           $1.27          $0.30
            Hypothetical(6)...   $1,000        $1,022          $3.33         $0.93          $0.82           $1.28          $0.30
  Class B   Actual............   $1,000        $1,011          $5.84         $0.92          $0.82           $3.81          $0.29
            Hypothetical(6)...   $1,000        $1,019          $5.88         $0.93          $0.82           $3.83          $0.30


                                ANNUALIZED
                                 EXPENSE
                                  RATIO
                                ----------
INTERMEDIATE BOND FUND
  Class I   Actual............     0.58%
            Hypothetical(6)...     0.58%
  Class A   Actual............     0.83%
            Hypothetical(6)...     0.83%
  Class B   Actual............     1.48%
            Hypothetical(6)...     1.48%
  Class C   Actual............     1.49%
            Hypothetical(6)...     1.49%

BOND FUND
  Class I   Actual............     0.60%
            Hypothetical(6)...     0.60%
  Class A   Actual............     0.85%
            Hypothetical(6)...     0.85%
  Class B   Actual............     1.50%
            Hypothetical(6)...     1.50%
  Class C   Actual............     1.50%
            Hypothetical(6)...     1.50%

INCOME BOND FUND
  Class I   Actual............     0.64%
            Hypothetical(6)...     0.64%
  Class A   Actual............     0.89%
            Hypothetical(6)...     0.89%
  Class B   Actual............     1.54%
            Hypothetical(6)...     1.54%
  Class C   Actual............     1.54%
            Hypothetical(6)...     1.54%

MORTGAGE-BACKED SECURITIES
  FUND
  Class I   Actual............     0.40%
            Hypothetical(6)...     0.40%
  Class A   Actual............     0.65%
            Hypothetical(6)...     0.65%

GOVERNMENT BOND FUND
  Class I   Actual............     0.59%
            Hypothetical(6)...     0.59%
  Class A   Actual............     0.84%
            Hypothetical(6)...     0.84%
  Class B   Actual............     1.49%
            Hypothetical(6)...     1.49%
            Actual............     1.49%
            Hypothetical(6)...     1.49%

TREASURY & AGENCY FUND
  Class I   Actual............     0.40%
            Hypothetical(6)...     0.40%
  Class A   Actual............     0.65%
            Hypothetical(6)...     0.65%
  Class B   Actual............     1.15%
            Hypothetical(6)...     1.15%

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES, CONTINUED
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
DECEMBER 31, 2004
(UNAUDITED)

                                BEGINNING      ENDING                            COMPONENTS OF EXPENSES PAID DURING PERIOD(1)
                                 ACCOUNT      ACCOUNT                      --------------------------------------------------------
                                 VALUE,        VALUE,        EXPENSES      INVESTMENT
                                 JULY 1,    DECEMBER 31,    PAID DURING     ADVISORY    ADMINISTRATION   DISTRIBUTION      OTHER
                                  2004          2004          PERIOD        FEES(2)        FEES(3)         FEES(4)      EXPENSES(5)
                                ---------   ------------   -------------   ----------   --------------   ------------   -----------
HIGH YIELD BOND FUND
  Class I   Actual............   $1,000        $1,087          $4.52         $3.37          $0.83           $  --          $0.32
            Hypothetical(6)...   $1,000        $1,021          $4.38         $3.27          $0.80           $  --          $0.31
  Class A   Actual............   $1,000        $1,086          $5.82         $3.37          $0.83           $1.31          $0.31
            Hypothetical(6)...   $1,000        $1,019          $5.66         $3.27          $0.80           $1.28          $0.31
  Class B   Actual............   $1,000        $1,082          $9.23         $3.37          $0.83           $4.72          $0.31
            Hypothetical(6)...   $1,000        $1,016          $8.97         $3.27          $0.80           $4.59          $0.31
  Class C   Actual............   $1,000        $1,081          $9.21         $3.36          $0.82           $4.72          $0.31
            Hypothetical(6)...   $1,000        $1,016          $8.97         $3.27          $0.80           $4.59          $0.31


                                ANNUALIZED
                                 EXPENSE
                                  RATIO
                                ----------
HIGH YIELD BOND FUND
  Class I   Actual............   0.86%
            Hypothetical(6)...   0.86%
  Class A   Actual............   1.11%
            Hypothetical(6)...   1.11%
  Class B   Actual............   1.76%
            Hypothetical(6)...   1.76%
  Class C   Actual............   1.76%
            Hypothetical(6)...   1.76%

------------

(1) Expenses are equal to the Class' annualized expense ratio in the table above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

(2) Investment Advisory Fees are paid to JPMorgan Investment Advisors Inc., an indirect, wholly-owned subsidiary of Bank One Corporation, for investment advisory services. See Notes to Financial Statements for details.

(3) Administration Fees are paid to JPMorgan Funds Management, Inc., an affiliate of JPMorgan Chase & Co., for various administrative services, including among other things fund accounting, shareholder and broker/dealer service support, providing office space for the Funds, preparing and filing various forms required by the Securities and Exchange Commission, and working with the other service providers to the Funds to implement policies established by the Board of Trustees. See Notes to Financial Statements for details.

(4) Distribution Fees are paid to JPMorgan Distribution Services, Inc. (the "Distributor"), an affiliate of JPMorgan Chase & Co., subject to distribution and shareholder servicing plans pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor then pays these fees to various financial intermediaries for sales of Fund shares and/or providing services to you, the shareholder. Some distribution fees are retained by the Distributor for other distribution activities relating to the Funds. See Notes to Financial Statements for details.

(5) Other Expenses are paid to various service providers that are generally not affiliated with JPMorgan Chase & Co.. The total dollar amount of these expenses for each Fund is shown in the Statement of Operations and includes items such as (i) custodian fees, (ii) legal fees, (iii) audit fees, (iv) Trustees fees and expenses, (v) transfer agent fees, (vi) registration fees, and (vii) printing and mailing fees.

(6) Represents the hypothetical 5% annual return before expenses.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

 180

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SPECIAL MEETING OF SHAREHOLDERS
(UNAUDITED)

A Special Meeting of Shareholders of One Group Mutual Funds (the "Trust") was held on January 20, 2005, at 522 Fifth Avenue, New York, New York 10036 for purposes of asking shareholders to consider the following proposals:

To approve amendments to One Group's Declaration of Trust to (i) remove the limitation on the maximum number of Trustees on the Board of Trustees, and (ii) permit further amendments to One Group's Declaration of Trust without the vote or consent of shareholders provided that such amendments do not adversely affect the economic value or legal rights of a shareholder. A majority of the shareholders of the Trust approved the amendments by the following votes:

                                                FOR           AGAINST        ABSTAIN      BROKER NON-VOTES
                                                ---           -------        -------      ----------------
Declaration of Trust.....................  24,805,053,948   887,689,275     916,523,093     708,523,637

To elect thirteen (13) Trustees for each One Group. A majority of the shareholders of the Trust approved the election of each Trustee by the following votes:

                                                                   FOR            AGAINST
                                                                   ---            -------
William J. Armstong.........................................  26,841,442,090    476,347,862
Roland E. Eppley, Jr. ......................................  26,823,235,586    494,554,366
John F. Finn................................................  26,835,823,235    481,966,717
Dr. Matthew Goldstein.......................................  26,844,013,885    473,776,066
Robert J. Higgins...........................................  26,849,172,856    468,617,096
Peter C. Marshall...........................................  26,840,836,323    476,953,629
Marilyn McCoy...............................................  26,847,164,507    470,625,445
William G. Morton, Jr. .....................................  26,835,592,802    482,197,150
Robert A. Oden, Jr. ........................................  26,842,235,400    475,554,552
Fergus Reid, III............................................  26,829,843,240    487,946,712
Frederick W. Ruebeck........................................  26,838,308,997    479,480,955
James J. Schonbachler.......................................  26,842,107,425    475,682,527
Leonard M. Spalding, Jr. ...................................  26,829,799,417    487,990,535

To approve an Agreement and Plan of Reorganization and Redomiciliation ("Redomiciliation Agreement"), pursuant to which One Group and each of its series (each a "Fund" and, collectively, the "Funds") would be reorganized and redomiciled as separate series of JPMorgan Trust II, a newly-created Delaware statutory trust. A majority of the shareholders of the Trust approved the Agreement and Plan of Reorganization by the following votes:

                                                FOR           AGAINST        ABSTAIN      BROKER NON-VOTES
                                                ---           -------        -------      ----------------
Reorganization & Redomiciliation.........  25,126,061,483   408,639,962   1,074,564,870     708,523,637

To approve the amendment or elimination of certain fundamental investment restrictions of the Funds in order to modernize the Funds' investment restrictions and to increase their investment flexibility. A majority of the shareholders of the following Funds approved the proposals by the following votes:

                                                        FOR        AGAINST      ABSTAIN    BROKER NON-VOTES
                                                        ---        -------      -------    ----------------
BORROWING MONEY
One Group Ultra Short-Term Bond Fund..............  109,922,044    3,939,003   4,206,233      34,933,054
One Group Short-Term Bond Fund....................   80,792,404      945,764     517,904      10,256,077
One Group Intermediate Bond Fund..................  113,249,523    1,933,292     507,399       9,333,867
One Group Bond Fund...............................  286,239,770    4,916,307   1,301,329      75,006,168
One Group Income Bond Fund........................  116,495,446    1,238,483     218,011       1,383,707
One Group Mortgage-Backed Securities Fund.........  104,289,037      990,344      13,051       7,236,303
One Group Government Bond Fund....................   49,475,596      709,213     298,783       2,320,494
One Group Treasury & Agency Fund..................    7,919,763      285,134     380,323         730,447
One Group High Yield Bond Fund....................   85,656,956      454,802     307,361       6,438,146

INVESTMENTS IN COMMODITIES AND COMMODITY CONTRACTS
One Group Ultra Short-Term Bond Fund..............  109,701,862    4,154,081   4,211,337      34,933,054
One Group Short-Term Bond Fund....................   80,811,873      944,355     499,844      10,256,077

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SPECIAL MEETING OF SHAREHOLDERS, CONTINUED
(UNAUDITED)

                                                        FOR        AGAINST      ABSTAIN    BROKER NON-VOTES
                                                        ---        -------      -------    ----------------
One Group Intermediate Bond Fund..................  113,201,802    2,005,240     483,112       9,333,867
One Group Bond Fund...............................  286,255,934    4,891,945   1,309,527      75,006,168
One Group Income Bond Fund........................  116,485,273    1,251,062     215,605       1,383,707
One Group Mortgage-Backed Securities Fund.........  104,293,920      985,461      13,051       7,236,303
One Group Government Bond Fund....................   49,330,329      867,124     286,139       2,320,494
One Group Treasury & Agency Fund..................    7,746,128      330,439     508,653         730,447
One Group High Yield Bond Fund....................   85,613,298      473,871     331,949       6,438,146
INVESTMENTS FOR PURPOSES OF CONTROL
One Group Ultra Short-Term Bond Fund..............  102,889,794   10,932,246   4,245,240      34,933,054
One Group Short-Term Bond Fund....................   80,898,000      872,204     485,867      10,256,077
One Group Intermediate Bond Fund..................  113,326,517    1,894,323     469,315       9,333,867
One Group Bond Fund...............................  286,363,321    4,796,322   1,297,763      75,006,168
One Group Income Bond Fund........................  116,603,025    1,126,677     222,237       1,383,707
One Group Mortgage-Backed Securities Fund.........  104,293,351      986,030      13,051       7,236,303
One Group Government Bond Fund....................   49,541,809      644,068     297,715       2,320,494
One Group Treasury & Agency Fund..................    7,970,877      204,567     409,777         730,447
One Group High Yield Bond Fund....................   85,622,413      486,810     309,895       6,438,146

To approve continuation of the Amended and Restated Sub-Investment Advisory Agreements with Banc One High Yield Partners LLC ("BOHYP") for High Yield Bond Fund and Income Bond Fund in the event that there is a change in control of BOHYP prior to August 1, 2005. A majority of the shareholders of those Funds approved the proposals by the following votes:

                                                                  FOR        AGAINST      ABSTAIN
                                                                  ---        -------      -------
One Group Income Bond Fund..................................  118,155,070      985,727     194,850
One Group High Yield Bond Fund..............................   92,451,440      119,069     286,755

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2004

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

CONTACT JPMORGAN FUNDS DISTRIBUTION SERVICES AT 1-800-480-4111 FOR A FUND PROSPECTUS. YOU CAN ALSO VISIT US AT WWW.JPMORGANFUNDS.COM. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES AND RISK AS WELL AS CHARGES AND EXPENSES OF THE MUTUAL FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE MUTUAL FUND. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

No sooner than 30 days after the end of each month, the Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the Fund's website at www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the Commission's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record for the 12-month period ended June 30, 2004 is available on the SEC's website at www.sec.gov or at the Fund's website at www.jpmorgan.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.



                                                                [JPMORGAN LOGO]
                                                                Asset Management

                               SEMI-ANNUAL REPORT
                       SIX MONTHS ENDED DECEMBER 31, 2004

                                 JPMorgan Funds

                                    Investor
                                     Funds



                                                              [JPMorgan Logo]
                                                              Asset Management

ONE GROUP INVESTOR FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Schedules of Portfolio Investments..........................    2
Statements of Assets and Liabilities........................    6
Statements of Operations....................................    7
Statements of Changes in Net Assets.........................    8
Financial Highlights........................................   12
Notes to Financial Statements...............................   16
Shareholder Expense Examples................................   21
Special Meeting of Shareholders.............................   23

IMPORTANT FUND FAMILY UPDATE

As was discussed in prior correspondence, the former JPMorgan Funds and One Group Funds were integrated on February 19, 2005. As shareholders, we hope you share our enthusiasm regarding our "new" fund family resulting from this successful integration. Over the next few weeks and months, you will be hearing more about our integration, and our newly combined fund family. Although the name has changed, our dedication to our investors is steadfast.

This Semi-Annual Report includes the One Group Mutual Funds' financial statements for the semi-annual period ended December 31, 2004 and as such uses the former One Group Fund names. Going forward we will be reporting using the new fund names. To learn more, see the "Subsequent Events" section of the "Notes to Financial Statements" portion of this book, which lists the new fund names.

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2004

 2

ONE GROUP INVESTOR CONSERVATIVE GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES            SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
 INVESTMENT COMPANIES (105.6%):
  7,025     One Group Bond Fund, Class I
              (b).............................   76,718
  3,176     One Group Diversified Equity Fund,
              Class I (b).....................   38,943
  1,003     One Group Diversified
              International Fund, Class I
              (b).............................   15,904
    785     One Group Diversified Mid Cap
              Fund, Class I (b)...............   15,393
  2,607     One Group Equity Income Fund,
              Class I (b).....................   39,883
  7,408     One Group Government Bond Fund,
              Class I (b).....................   76,669
  7,147     One Group High Yield Bond Fund,
              Class I (b).....................   61,108
 11,010     One Group Income Bond Fund, Class
              I (b)...........................   87,531
  6,431     One Group Intermediate Bond Fund,
              Class I (b).....................   68,881
    802     One Group International Equity
              Index Fund, Class I (b).........   16,060
  2,576     One Group Large Cap Growth Fund,
              Class I (b).....................   39,129

 SHARES            SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
  1,953     One Group Large Cap Value Fund,
              Class I (b).....................   30,961
  5,054     One Group Market Neutral Fund,
              Class I (b).....................   53,474
    335     One Group Mid Cap Growth Fund,
              Class I (b) (c).................    8,045
    439     One Group Mid Cap Value Fund,
              Class I (b).....................    7,974
 61,497     One Group Prime Money Market Fund,
              Class I (b).....................   61,497
  7,132     One Group Short-Term Bond Fund,
              Class I (b).....................   75,531
  2,403     One Group Ultra Short-Term Bond
              Fund, Class I (b)...............   23,692
                                                -------
  Total Investment Companies                    797,393
                                                -------
Total (Cost $754,863) (a)                       797,393
                                                =======

------------
Percentages indicated are based on net assets of $755,086.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 46,954
                   Unrealized depreciation......................    (4,424)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 42,530
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Investment in affiliate.

(c) Non-income producing security.

The following table presents the portfolio investments of the Fund by Fund type as a percentage of net assets:

                   Fixed Income Funds...........................  62.3%
                   Equity Funds.................................  35.2%
                   Money Market Funds...........................   8.1%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2004

ONE GROUP INVESTOR BALANCED FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES           SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
 INVESTMENT COMPANIES (99.4%):
 11,647     One Group Bond Fund, Class I
              (b)............................    127,191
 12,891     One Group Diversified Equity
              Fund, Class I (b)..............    158,048
  2,975     One Group Diversified
              International Fund, Class I
              (b)............................     47,155
  1,621     One Group Diversified Mid Cap
              Fund, Class I (b)..............     31,801
  4,155     One Group Equity Income Fund,
              Class I (b)....................     63,567
 13,852     One Group Government Bond Fund,
              Class I (b)....................    143,370
 16,688     One Group High Yield Bond Fund,
              Class I (b)....................    142,678
 22,012     One Group Income Bond Fund, Class
              I (b)..........................    174,995
  7,418     One Group Intermediate Bond Fund,
              Class I (b)....................     79,451
  3,154     One Group International Equity
              Index Fund, Class I (b)........     63,184
  7,312     One Group Large Cap Growth Fund,
              Class I (b)....................    111,065

 SHARES           SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
INVESTMENT COMPANIES, CONTINUED:
  6,993     One Group Large Cap Value Fund,
              Class I (b)....................    110,839
  5,454     One Group Market Expansion Fund,
              Class I (b)....................     63,594
 10,511     One Group Market Neutral Fund,
              Class I (b)....................    111,206
  1,324     One Group Mid Cap Growth Fund,
              Class I (b) (c)................     31,852
  2,632     One Group Mid Cap Value Fund,
              Class I (b)....................     47,800
 15,994     One Group Prime Money Market
              Fund, Class I (b)..............     15,994
  3,003     One Group Short-Term Bond Fund,
              Class I (b)....................     31,800
  1,219     One Group Small Cap Growth Fund,
              Class I (b) (c)................     15,840
  1,612     One Group Ultra Short-Term Bond
              Fund, Class I (b)..............     15,895
                                               ---------
  Total Investment Companies                   1,587,325
                                               ---------
Total (Cost $1,453,533) (a)                    1,587,325
                                               =========

------------
Percentages indicated are based on net assets of $1,597,235.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $146,048
                   Unrealized depreciation......................   (12,256)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $133,792
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Investment in affiliate.

(c) Non-income producing security.

The following table presents the portfolio investments of the Fund by Fund type as a percentage of net assets:

                   Equity Funds.................................  53.6%
                   Fixed Income Funds...........................  44.8%
                   Money Market Funds...........................   1.0%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2004

 4

ONE GROUP INVESTOR GROWTH & INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES           SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
 INVESTMENT COMPANIES (107.9%):
   5,943    One Group Bond Fund, Class I
              (b)............................     64,903
  17,079    One Group Diversified Equity
              Fund, Class I (b)..............    209,393
   5,445    One Group Diversified
              International Fund, Class I
              (b)............................     86,311
   3,548    One Group Diversified Mid Cap
              Fund, Class I (b)..............     69,613
   6,041    One Group Government Bond Fund,
              Class I (b)....................     62,520
  17,722    One Group High Yield Bond Fund,
              Class I (b)....................    151,521
  14,116    One Group Income Bond Fund, Class
              I (b)..........................    112,221
   1,509    One Group Intermediate Bond Fund,
              Class I (b)....................     16,166
   3,627    One Group International Equity
              Index Fund, Class I (b)........     72,657
  15,013    One Group Large Cap Growth Fund,
              Class I (b)....................    228,046

 SHARES           SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
INVESTMENT COMPANIES, CONTINUED:
  14,320    One Group Large Cap Value Fund,
              Class I (b)....................    226,971
   5,994    One Group Market Expansion Fund,
              Class I (b)....................     69,891
  11,280    One Group Market Neutral Fund,
              Class I (b)....................    119,340
   2,886    One Group Mid Cap Growth Fund,
              Class I (b) (c)................     69,399
   3,754    One Group Mid Cap Value Fund,
              Class I (b)....................     68,177
 169,296    One Group Prime Money Market
              Fund, Class I (b)..............    169,296
   2,733    One Group Small Cap Growth Fund,
              Class I (b) (c)................     35,500
   1,399    One Group Small Cap Value Fund,
              Class I (b)....................     35,303
                                               ---------
  Total Investment Companies                   1,867,228
                                               ---------
Total (Cost $1,657,038) (a)                    1,867,228
                                               =========

------------
Percentages indicated are based on net assets of $1,730,639.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $218,215
                   Unrealized depreciation......................    (8,025)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $210,190
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Investment in affiliate.

(c) Non-income producing security.

The following table presents the portfolio investments of the Fund by Fund type as a percentage of net assets:

                   Equity Funds.................................  74.6%
                   Fixed Income Funds...........................  23.5%
                   Money Market Funds...........................   9.8%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2004

ONE GROUP INVESTOR GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES           SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
 INVESTMENT COMPANIES (99.6%):
 13,825     One Group Diversified Equity
              Fund, Class I (b)..............    169,489
  4,250     One Group Diversified
              International Fund, Class I
              (b)............................     67,365
  3,477     One Group Diversified Mid Cap
              Fund, Class I (b)..............     68,221
  6,623     One Group High Yield Bond Fund,
              Class I (b)....................     56,625
  3,365     One Group International Equity
              Index Fund, Class I (b)........     67,402
 11,196     One Group Large Cap Growth Fund,
              Class I (b)....................    170,065
 11,425     One Group Large Cap Value Fund,
              Class I (b)....................    181,088
  3,897     One Group Market Expansion Fund,
              Class I (b)....................     45,437

 SHARES           SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
INVESTMENT COMPANIES, CONTINUED:
  7,512     One Group Market Neutral Fund,
              Class I (b)....................     79,478
  2,835     One Group Mid Cap Growth Fund,
              Class I (b) (c)................     68,188
  3,763     One Group Mid Cap Value Fund,
              Class I (b)....................     68,345
 23,744     One Group Prime Money Market
              Fund, Class I (b)..............     23,744
  2,618     One Group Small Cap Growth Fund,
              Class I (b) (c)................     34,004
  1,346     One Group Small Cap Value Fund,
              Class I (b)....................     33,965
                                               ---------
  Total Investment Companies                   1,133,416
                                               ---------
Total (Cost $987,844) (a)                      1,133,416
                                               =========

------------
Percentages indicated are based on net assets of $1,137,783.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $157,590
                   Unrealized depreciation......................   (12,018)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $145,572
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Investment in affiliate.

(c) Non-income producing security.

The following table presents the portfolio investments of the Fund by Fund type as a percentage of net assets:

                   Equity Funds.................................  92.5%
                   Fixed Income Funds...........................   5.0%
                   Money Market Funds...........................   2.1%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2004

 6

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)


                                                   INVESTOR       INVESTOR      INVESTOR       INVESTOR
                                                 CONSERVATIVE     BALANCED      GROWTH &        GROWTH
                                                 GROWTH  FUND       FUND      INCOME  FUND       FUND
                                                 ------------    ----------   ------------    ----------
ASSETS:
Affiliated investments, at value...............    $797,393      $1,587,325     $1,867,228     $1,133,416
Cash...........................................          15               9          5,719             11
Dividends receivable...........................       3,162           7,333          8,139          5,331
Receivable for capital shares issued...........       1,823           6,698          5,476          2,783
Prepaid expenses and other assets..............           5              10             13              8
                                                   --------      ----------     ----------     ----------
Total Assets...................................     802,398       1,601,375      1,886,575      1,141,549
                                                   --------      ----------     ----------     ----------
LIABILITIES:
Dividends payable..............................         476           1,008          1,603            249
Payable for capital shares redeemed............      46,198           1,862        152,689          2,446
Accrued expenses and other payables:
 Investment advisory fees......................          33              67             79             --
 Administration fees...........................          60              99            110             66
 Distribution fees.............................         405             823            922            662
 Other.........................................         140             281            533            343
                                                   --------      ----------     ----------     ----------
Total Liabilities..............................      47,312           4,140        155,936          3,766
                                                   --------      ----------     ----------     ----------
NET ASSETS:
Capital........................................     721,443       1,503,675      1,638,613      1,071,075
Undistributed (distributions in excess of) net
 investment income from affiliates.............          (8)             (2)           (25)           (16)
Accumulated undistributed net realized gains
 (losses) from investment transactions and
 distributions from affiliated investment
 companies.....................................      (8,879)        (40,230)      (118,139)       (78,848)
Net unrealized appreciation (depreciation) from
 investments in affiliates.....................      42,530         133,792        210,190        145,572
                                                   --------      ----------     ----------     ----------
Net Assets.....................................    $755,086      $1,597,235     $1,730,639     $1,137,783
                                                   ========      ==========     ==========     ==========
NET ASSETS:
 Class I.......................................    $ 18,265      $   67,387     $   61,831     $   34,371
 Class A.......................................     342,651         731,057        756,557        413,489
 Class B.......................................     324,122         698,640        812,243        609,028
 Class C.......................................      70,048         100,151        100,008         80,895
                                                   --------      ----------     ----------     ----------
Total..........................................    $755,086      $1,597,235     $1,730,639     $1,137,783
                                                   ========      ==========     ==========     ==========
OUTSTANDING UNITS OF BENEFICIAL INTEREST
 (SHARES):
 Class I.......................................       1,649          5,562           4,766          2,447
 Class A.......................................      31,009         60,378          57,769         29,759
 Class B.......................................      29,329         57,787          62,293         44,335
 Class C.......................................       6,351          8,334           7,751          5,963
                                                   --------      ----------     ----------     ----------
Total..........................................      68,338        132,061         132,579         82,504
                                                   ========      ==========     ==========     ==========
Net Asset Value
 Class I -- Offering and redemption price per
 share.........................................    $  11.08      $   12.12      $    12.97     $    14.05
                                                   ========      ==========     ==========     ==========
 Class A -- Redemption price per share.........    $  11.05      $   12.11      $    13.10     $    13.89
                                                   ========      ==========     ==========     ==========
 Maximum sales charge..........................       5.25%          5.25%            5.25%          5.25%
                                                   ========      ==========     ==========     ==========
 Maximum offering price per share
  (100%/(100%-maximum sales charge) of net
  asset value adjusted to the nearest cent)....    $  11.66      $   12.78      $    13.83     $    14.66
                                                   ========      ==========     ==========     ==========
 Class B -- Offering price per share (a).......    $  11.05      $   12.09      $    13.04     $    13.74
                                                   ========      ==========     ==========     ==========
 Class C -- Offering price per share (a).......    $  11.03      $   12.02      $    12.90     $    13.57
                                                   ========      ==========     ==========     ==========
Cost of affiliated Investments.................    $754,863      $1,453,533     $1,657,038     $  987,844
                                                   ========      ==========     ==========     ==========

------------

(a) Redemption price per Class B and Class C share varies based on length of time shares are held.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2004

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004
(AMOUNTS IN THOUSANDS)
(UNAUDITED)


                                                                INVESTOR      INVESTOR     INVESTOR      INVESTOR
                                                              CONSERVATIVE    BALANCED     GROWTH &       GROWTH
                                                              GROWTH  FUND      FUND     INCOME  FUND      FUND
                                                              ------------    --------   ------------    --------
INVESTMENT INCOME:
Dividend income from affiliates.............................    $13,575       $24,286      $ 21,483      $ 8,990
                                                                -------       -------      --------      -------
Total Income................................................     13,575        24,286        21,483        8,990
                                                                -------       -------      --------      -------
EXPENSES:
Investment advisory fees....................................        190           374           439          263
Administration fees.........................................        348           563           628          452
Distribution fees (Class A).................................        543         1,165         1,209          654
Distribution fees (Class B).................................      1,592         3,349         3,822        2,859
Distribution fees (Class C).................................        325           468           465          362
Custodian fees..............................................          1             2             2            1
Legal and audit fees........................................         15            22            26           17
Trustees' fees and expenses.................................          3             6             9            9
Transfer agent fees.........................................        209           409           687          753
Registration and filing fees................................         36            40            64           31
Printing and mailing costs..................................         38            76            88           66
Other.......................................................         18            25            18           22
                                                                -------       -------      --------      -------
Total expenses before waivers...............................      3,318         6,499         7,457        5,489
Less waivers................................................       (170)         (342)         (365)        (484)
Less reimbursement for legal matters........................         (2)           (3)           (4)          (2)
                                                                -------       -------      --------      -------
Net Expenses................................................      3,146         6,154         7,088        5,003
                                                                -------       -------      --------      -------
Net Investment Income.......................................     10,429        18,132        14,395        3,987
                                                                -------       -------      --------      -------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENT
  TRANSACTIONS:
Net realized gains (losses) from investment transactions in
  affiliates................................................         (8)        4,347        (4,253)       2,238
Distributions of realized gains by investment company
  affiliates................................................      6,608        12,840        10,314        9,039
Net change in unrealized appreciation (depreciation) from
  investments in affiliates.................................     15,831        52,932       100,933       64,636
                                                                -------       -------      --------      -------
Net realized/unrealized gains (losses) from investment
  transactions in affiliates................................     22,431        70,119       106,994       75,913
                                                                -------       -------      --------      -------
Change in net assets resulting from operations..............    $32,860       $88,251      $121,389      $79,900
                                                                =======       =======      ========      =======

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2004

 8

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)


                                                         INVESTOR CONSERVATIVE              INVESTOR
                                                               GROWTH FUND                BALANCED FUND
                                                        ------------------------    --------------------------
                                                         SIX MONTHS      YEAR       SIX MONTHS        YEAR
                                                           ENDED         ENDED         ENDED          ENDED
                                                        DECEMBER 31,    JUNE 30,    DECEMBER 31,     JUNE 30,
                                                           2004          2004          2004           2004
                                                        ------------    --------    ------------    ----------
                                                        (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income...............................    $ 10,429      $ 14,141     $   18,132     $   21,125
  Net realized gains (losses) from investment
    transactions in affiliates........................          (8)       (3,607)         4,347         (4,994)
  Distributions of realized gains by investment
    company affiliates................................       6,608         1,088         12,840          1,103
  Net change in unrealized appreciation (depreciation)
    from investments in affiliates....................      15,831        21,906         52,932         95,374
                                                          --------      --------     ----------     ----------
Change in net assets resulting from operations........      32,860        33,528         88,251        112,608
                                                          --------      --------     ----------     ----------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income..........................      (1,076)       (1,894)          (985)        (1,328)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income..........................      (4,886)       (5,622)        (9,450)       (10,550)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income..........................      (3,696)       (5,681)        (6,705)        (8,195)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income..........................        (772)         (946)          (963)        (1,072)
                                                          --------      --------     ----------     ----------
Change in net assets from shareholder distributions...     (10,430)      (14,143)       (18,103)       (21,145)
                                                          --------      --------     ----------     ----------
CAPITAL TRANSACTIONS:
Change in net assets from capital transactions........      12,139       253,439        107,596        424,502
                                                          --------      --------     ----------     ----------
Change in net assets..................................      34,569       272,824        177,744        515,965
NET ASSETS:
  Beginning of period.................................     720,517       447,693      1,419,491        903,526
                                                          --------      --------     ----------     ----------
  End of period.......................................    $755,086      $720,517     $1,597,235     $1,419,491
                                                          ========      ========     ==========     ==========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2004

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                           INVESTOR GROWTH                   INVESTOR
                                                            & INCOME FUND                  GROWTH FUND
                                                      --------------------------    --------------------------
                                                       SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                         ENDED          ENDED          ENDED          ENDED
                                                      DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,
                                                          2004           2004           2004           2004
                                                      ------------    ----------    ------------    ----------
                                                      (UNAUDITED)                   (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)......................   $   14,395     $   14,432     $    3,987     $     (833)
  Net realized gains (losses) from investment
    transactions in affiliates......................       (4,253)       (11,736)         2,238        (12,227)
  Distributions of realized gains by investment
    company affiliates..............................       10,314             --          9,039             --
  Net change in unrealized appreciation
    (depreciation) from investments in affiliates...      100,933        187,029         64,636        160,474
                                                       ----------     ----------     ----------     ----------
Change in net assets resulting from operations......      121,389        189,725         79,900        147,414
                                                       ----------     ----------     ----------     ----------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income........................       (2,247)        (3,133)          (174)            --
  Return of capital.................................           --             --             --            (55)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income........................       (6,919)        (6,866)        (1,875)            --
  Return of capital.................................           --             --             --           (285)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income........................       (4,652)        (3,965)        (1,699)            --
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income........................         (585)          (469)          (239)            --
                                                       ----------     ----------     ----------     ----------
Change in net assets from shareholder
  distributions.....................................      (14,403)       (14,433)        (3,987)          (340)
                                                       ----------     ----------     ----------     ----------
CAPITAL TRANSACTIONS:
Change in net assets from capital transactions......      (72,084)       418,998         26,148        189,044
                                                       ----------     ----------     ----------     ----------
Change in net assets................................       34,902        594,290        102,061        336,118
NET ASSETS:
  Beginning of period...............................    1,695,737      1,101,447      1,035,722        699,604
                                                       ----------     ----------     ----------     ----------
  End of period.....................................   $1,730,639     $1,695,737     $1,137,783     $1,035,722
                                                       ==========     ==========     ==========     ==========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2004

 10

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                  INVESTOR CONSERVATIVE              INVESTOR
                                       GROWTH FUND                BALANCED FUND
                                 ------------------------    ------------------------
                                  SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                    ENDED         ENDED         ENDED         ENDED
                                 DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,
                                     2004          2004          2004          2004
                                 ------------    --------    ------------    --------
                                 (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued...    $  7,952      $ 23,356      $  5,701      $ 25,104
 Dividends reinvested..........         926         1,766           809           855
 Cost of shares redeemed.......     (59,496)      (17,866)       (9,280)      (11,737)
                                   --------      --------      --------      --------
Change in net assets from Class
 I capital transactions........    $(50,618)     $  7,256      $ (2,770)     $ 14,222
                                   ========      ========      ========      ========
CLASS A SHARES:
 Proceeds from shares issued...    $ 87,036      $210,776      $150,428      $339,366
 Dividends reinvested..........       5,145         4,820        12,096         8,947
 Cost of shares redeemed.......     (43,007)      (64,698)      (74,985)     (115,972)
                                   --------      --------      --------      --------
Change in net assets from Class
 A capital transactions........    $ 49,174      $150,898      $ 87,539      $232,341
                                   ========      ========      ========      ========
CLASS B SHARES:
 Proceeds from shares issued...    $ 33,553      $121,304      $ 63,874      $216,755
 Dividends reinvested..........       3,999         5,244         8,614         7,330
 Cost of shares redeemed.......     (32,778)      (61,923)      (55,851)      (87,079)
                                   --------      --------      --------      --------
Change in net assets from Class
 B capital transactions........    $  4,774      $ 64,625      $ 16,637      $137,006
                                   ========      ========      ========      ========
CLASS C SHARES:
 Proceeds from shares issued...    $ 17,325      $ 46,015      $ 18,388      $ 57,493
 Dividends reinvested..........         766           724         1,051           720
 Cost of shares redeemed.......      (9,282)      (16,079)      (13,249)      (17,280)
                                   --------      --------      --------      --------
Change in net assets from Class
 C capital transactions........    $  8,809      $ 30,660      $  6,190      $ 40,933
                                   ========      ========      ========      ========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued........................         730         2,189           484        2,212
 Reinvested....................          86           166            69           76
 Redeemed......................      (5,396)       (1,674)         (788)      (1,036)
                                   --------      --------      --------      --------
Change in Class I Shares.......      (4,580)          681          (235)        1,252
                                   ========      ========      ========      ========
CLASS A SHARES:
 Issued........................       8,032        19,788        12,881        29,970
 Reinvested....................         474           454         1,023           800
 Redeemed......................      (3,976)       (6,081)       (6,417)      (10,250)
                                   --------      --------      --------      --------
Change in Class A Shares.......       4,530        14,161         7,487        20,520
                                   ========      ========      ========      ========
CLASS B SHARES:
 Issued........................       3,103        11,459         5,489        19,377
 Reinvested....................         368           495           729           658
 Redeemed......................      (3,025)       (5,836)       (4,800)       (7,730)
                                   --------      --------      --------      --------
Change in Class B Shares.......         446         6,118         1,418        12,305
                                   ========      ========      ========      ========
CLASS C SHARES:
 Issued........................       1,605         4,352         1,585         5,154
 Reinvested....................          71            68            90            65
 Redeemed......................        (860)       (1,514)       (1,147)       (1,535)
                                   --------      --------      --------      --------
Change in Class C Shares.......         816         2,906           528         3,684
                                   ========      ========      ========      ========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2004

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                               INVESTOR GROWTH                 INVESTOR
                                                                & INCOME FUND                GROWTH FUND
                                                           ------------------------    ------------------------
                                                            SIX MONTHS                 SIX MONTHS
                                                              ENDED          YEAR         ENDED          YEAR
                                                           DECEMBER 31,    ENDED 30,   DECEMBER 31,    ENDED 30,
                                                               2004          2004          2004          2004
                                                           ------------    --------    ------------    --------
                                                           (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued............................   $  24,135      $ 52,068      $  2,704      $  5,054
  Dividends reinvested...................................       1,744         2,544            64            34
  Cost of shares redeemed................................    (186,972)      (41,964)       (6,471)       (6,423)
                                                            ---------      --------      --------      --------
Change in net assets from Class I capital transactions...   $(161,093)     $ 12,648      $ (3,703)     $ (1,335)
                                                            =========      ========      ========      ========
CLASS A SHARES:
  Proceeds from shares issued............................   $ 140,609      $346,059      $ 67,975      $167,893
  Dividends reinvested...................................       8,726         5,731         1,825           276
  Cost of shares redeemed................................     (82,209)     (111,311)      (42,131)      (58,731)
                                                            ---------      --------      --------      --------
Change in net assets from Class A capital transactions...   $  67,126      $240,479      $ 27,669      $109,438
                                                            =========      ========      ========      ========
CLASS B SHARES:
  Proceeds from shares issued............................   $  71,185      $216,284      $ 39,646      $124,920
  Dividends reinvested...................................       5,506         3,566         1,673            --
  Cost of shares redeemed................................     (59,240)      (86,116)      (44,190)      (64,842)
                                                            ---------      --------      --------      --------
Change in net assets from Class B capital transactions...   $  17,451      $133,734      $ (2,871)     $ 60,078
                                                            =========      ========      ========      ========
CLASS C SHARES:
  Proceeds from shares issued............................   $  12,518      $ 48,034      $ 11,169      $ 31,858
  Dividends reinvested...................................         497           297           176            --
  Cost of shares redeemed................................      (8,583)      (16,194)       (6,292)      (10,995)
                                                            ---------      --------      --------      --------
Change in net assets from Class C capital transactions...   $   4,432      $ 32,137      $  5,053      $ 20,863
                                                            =========      ========      ========      ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued.................................................       1,941         4,447           204           411
  Reinvested.............................................         142           221             4             3
  Redeemed...............................................     (14,580)       (3,572)         (494)         (526)
                                                            ---------      --------      --------      --------
Change in Class I Shares.................................     (12,497)        1,096          (286)         (112)
                                                            =========      ========      ========      ========
CLASS A SHARES:
  Issued.................................................      11,347        29,118         5,241        13,719
  Reinvested.............................................         686           491           131            22
  Redeemed...............................................      (6,608)       (9,375)       (3,256)       (4,782)
                                                            ---------      --------      --------      --------
Change in Class A Shares.................................       5,425        20,234         2,116         8,959
                                                            =========      ========      ========      ========
CLASS B SHARES:
  Issued.................................................       5,773        18,474         3,091        10,343
  Reinvested.............................................         432           307           122            --
  Redeemed...............................................      (4,813)       (7,299)       (3,462)       (5,331)
                                                            ---------      --------      --------      --------
Change in Class B Shares.................................       1,392        11,482          (249)        5,012
                                                            =========      ========      ========      ========
CLASS C SHARES:
  Issued.................................................       1,022         4,133           871         2,680
  Reinvested.............................................          40            26            13            --
  Redeemed...............................................        (702)       (1,384)         (497)         (912)
                                                            ---------      --------      --------      --------
Change in Class C Shares.................................         360         2,775           387         1,768
                                                            =========      ========      ========      ========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2004

 12

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                         INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                          ----------------------------------------------------   ---------------------------
                                             NET
                                            ASSET                   NET REALIZED                                   NET
                                           VALUE,                  AND UNREALIZED                                REALIZED
                                          BEGINNING      NET           GAINS        TOTAL FROM      NET           GAINS
                                             OF       INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT    (LOSSES) ON
                                           PERIOD       INCOME      INVESTMENTS     ACTIVITIES     INCOME      INVESTMENTS
                                          ---------   ----------   --------------   ----------   ----------   --------------

INVESTOR CONSERVATIVE GROWTH FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited)............................   $10.76       $0.18          $ 0.32         $ 0.50       $(0.18)        $   --
 Year Ended June 30, 2004...............    10.37        0.32            0.39           0.71        (0.32)            --
 Year Ended June 30, 2003...............    10.15        0.38            0.22           0.60        (0.38)            --
 Year Ended June 30, 2002...............    10.71        0.43           (0.52)         (0.09)       (0.43)         (0.04)
 Year Ended June 30, 2001...............    11.09        0.52           (0.11)          0.41        (0.52)         (0.27)
 Year Ended June 30, 2000...............    11.20        0.52           (0.03)          0.49        (0.52)         (0.08)

INVESTOR BALANCED FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited)............................    11.57        0.18            0.55           0.73        (0.18)            --
 Year Ended June 30, 2004...............    10.63        0.26            0.94           1.20        (0.26)            --
 Year Ended June 30, 2003...............    10.48        0.30            0.15           0.45        (0.30)            --
 Year Ended June 30, 2002...............    11.44        0.40           (0.95)         (0.55)       (0.37)         (0.04)
 Year Ended June 30, 2001...............    12.52        0.46           (0.53)         (0.07)       (0.46)         (0.55)
 Year Ended June 30, 2000...............    12.24        0.53            0.27           0.80        (0.49)         (0.03)

INVESTOR GROWTH & INCOME FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited)............................    12.23        0.14            0.74           0.88        (0.14)            --
 Year Ended June 30, 2004...............    10.71        0.18            1.52           1.70        (0.18)            --
 Year Ended June 30, 2003...............    10.73        0.20           (0.02)          0.18        (0.20)            --
 Year Ended June 30, 2002...............    12.21        0.27           (1.39)         (1.12)       (0.27)         (0.09)
 Year Ended June 30, 2001...............    13.84        0.42           (0.86)         (0.44)       (0.40)         (0.79)
 Year Ended June 30, 2000...............    13.29        0.43            0.63           1.06        (0.42)         (0.09)

INVESTOR GROWTH FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited)............................    13.08        0.09            0.95           1.04        (0.07)            --
 Year Ended June 30, 2004...............    10.89        0.08            2.13           2.21           --             --
 Year Ended June 30, 2003...............    11.11        0.08           (0.23)         (0.15)       (0.06)            --
 Year Ended June 30, 2002...............    13.06        0.16           (1.83)         (1.67)       (0.12)         (0.16)
 Year Ended June 30, 2001...............    15.33        0.32           (1.15)         (0.83)       (0.25)         (1.19)
 Year Ended June 30, 2000...............    14.39        0.40            1.04           1.44        (0.34)         (0.16)

INVESTOR CONSERVATIVE GROWTH FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited)............................    10.73        0.17            0.32           0.49        (0.17)            --
 Year Ended June 30, 2004...............    10.35        0.29            0.38           0.67        (0.29)            --
 Year Ended June 30, 2003...............    10.13        0.35            0.22           0.57        (0.35)            --
 Year Ended June 30, 2002...............    10.69        0.41           (0.52)         (0.11)       (0.41)         (0.04)
 Year Ended June 30, 2001...............    11.07        0.49           (0.11)          0.38        (0.49)         (0.27)
 Year Ended June 30, 2000...............    11.18        0.49           (0.03)          0.46        (0.49)         (0.08)

INVESTOR BALANCED FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited)............................    11.57        0.16            0.54           0.70        (0.16)            --
 Year Ended June 30, 2004...............    10.63        0.24            0.94           1.18        (0.24)            --
 Year Ended June 30, 2003...............    10.48        0.28            0.15           0.43        (0.28)            --
 Year Ended June 30, 2002...............    11.44        0.34           (0.92)         (0.58)       (0.34)         (0.04)
 Year Ended June 30, 2001...............    12.52        0.43           (0.53)         (0.10)       (0.43)         (0.55)
 Year Ended June 30, 2000...............    12.24        0.47            0.30           0.77        (0.46)         (0.03)

INVESTOR GROWTH & INCOME FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited)............................    12.34        0.11            0.77           0.88        (0.12)            --
 Year Ended June 30, 2004...............    10.81        0.15            1.54           1.69        (0.16)            --
 Year Ended June 30, 2003...............    10.83        0.18           (0.02)          0.16        (0.18)            --
 Year Ended June 30, 2002...............    12.33        0.25           (1.41)         (1.16)       (0.25)         (0.09)
 Year Ended June 30, 2001...............    13.96        0.36           (0.83)         (0.47)       (0.37)         (0.79)
 Year Ended June 30, 2000...............    13.40        0.39            0.65           1.04        (0.39)         (0.09)

INVESTOR GROWTH FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited)............................    12.94        0.08            0.93           1.01        (0.06)            --
 Year Ended June 30, 2004...............    10.80        0.04            2.11           2.15           --             --
 Year Ended June 30, 2003...............    11.03        0.06           (0.24)         (0.18)       (0.04)            --
 Year Ended June 30, 2002...............    12.97        0.12           (1.80)         (1.68)       (0.10)         (0.16)
 Year Ended June 30, 2001...............    15.25        0.25           (1.11)         (0.86)       (0.23)         (1.19)
 Year Ended June 30, 2000...............    14.30        0.33            1.09           1.42        (0.31)         (0.16)

                                               DISTRIBUTIONS
                                          -----------------------

                                          RETURN
                                            OF          TOTAL
                                          CAPITAL   DISTRIBUTIONS
                                          -------   -------------
INVESTOR CONSERVATIVE GROWTH FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited)............................  $   --       $(0.18)
 Year Ended June 30, 2004...............      --        (0.32)
 Year Ended June 30, 2003...............      --        (0.38)
 Year Ended June 30, 2002...............      --        (0.47)
 Year Ended June 30, 2001...............      --        (0.79)
 Year Ended June 30, 2000...............      --        (0.60)
INVESTOR BALANCED FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited)............................      --        (0.18)
 Year Ended June 30, 2004...............      --        (0.26)
 Year Ended June 30, 2003...............      --        (0.30)
 Year Ended June 30, 2002...............      --        (0.41)
 Year Ended June 30, 2001...............      --        (1.01)
 Year Ended June 30, 2000...............      --        (0.52)
INVESTOR GROWTH & INCOME FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited)............................      --        (0.14)
 Year Ended June 30, 2004...............      --        (0.18)
 Year Ended June 30, 2003...............      --        (0.20)
 Year Ended June 30, 2002...............      --        (0.36)
 Year Ended June 30, 2001...............      --        (1.19)
 Year Ended June 30, 2000...............      --        (0.51)
INVESTOR GROWTH FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited)............................      --        (0.07)
 Year Ended June 30, 2004...............   (0.02)       (0.02)
 Year Ended June 30, 2003...............   (0.01)       (0.07)
 Year Ended June 30, 2002...............      --        (0.28)
 Year Ended June 30, 2001...............      --        (1.44)
 Year Ended June 30, 2000...............      --        (0.50)
INVESTOR CONSERVATIVE GROWTH FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited)............................      --        (0.17)
 Year Ended June 30, 2004...............      --        (0.29)
 Year Ended June 30, 2003...............      --        (0.35)
 Year Ended June 30, 2002...............      --        (0.45)
 Year Ended June 30, 2001...............      --        (0.76)
 Year Ended June 30, 2000...............      --        (0.57)
INVESTOR BALANCED FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited)............................      --        (0.16)
 Year Ended June 30, 2004...............      --        (0.24)
 Year Ended June 30, 2003...............      --        (0.28)
 Year Ended June 30, 2002...............      --        (0.38)
 Year Ended June 30, 2001...............      --        (0.98)
 Year Ended June 30, 2000...............      --        (0.49)
INVESTOR GROWTH & INCOME FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited)............................      --        (0.12)
 Year Ended June 30, 2004...............      --        (0.16)
 Year Ended June 30, 2003...............      --        (0.18)
 Year Ended June 30, 2002...............      --        (0.34)
 Year Ended June 30, 2001...............      --        (1.16)
 Year Ended June 30, 2000...............      --        (0.48)
INVESTOR GROWTH FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited)............................      --        (0.06)
 Year Ended June 30, 2004...............   (0.01)       (0.01)
 Year Ended June 30, 2003...............   (0.01)       (0.05)
 Year Ended June 30, 2002...............      --        (0.26)
 Year Ended June 30, 2001...............      --        (1.42)
 Year Ended June 30, 2000...............      --        (0.47)

------------

(a) Not annualized for periods less than one year.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2004

--------------------------------------------------------------------------------

                                                                                 RATIOS/SUPPLEMENTAL DATA
                                                                         -----------------------------------------
                                            NET                            NET                       RATIO OF NET
                                           ASSET           TOTAL         ASSETS,      RATIO OF        INVESTMENT
                                          VALUE,          RETURN         END OF       EXPENSES        INCOME TO
                                          END OF         (EXCLUDES       PERIOD      TO AVERAGE        AVERAGE
                                          PERIOD     SALES CHARGE) (a)   (000'S)   NET ASSETS (b)   NET ASSETS (b)
                                         ---------   -----------------   -------   --------------   --------------

INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 I)
  Six Months Ended December 31, 2004
 (Unaudited)............................  $11.08            4.70%       $18,265         0.22%            3.29%
  Year Ended June 30, 2004..............   10.76            6.90         67,026         0.23             2.99
  Year Ended June 30, 2003..............   10.37            6.11         57,536         0.24             3.78
  Year Ended June 30, 2002..............   10.15           (0.89)        57,251         0.23             4.13
  Year Ended June 30, 2001..............   10.71            3.73         58,396         0.20             4.71
  Year Ended June 30, 2000..............   11.09            4.52         52,294         0.20             4.66

INVESTOR BALANCED FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................   12.12            6.30         67,387         0.20             2.97
  Year Ended June 30, 2004..............   11.57           11.40         67,083         0.21             2.43
  Year Ended June 30, 2003..............   10.63            4.57         48,314         0.24             3.08
  Year Ended June 30, 2002..............   10.48           (4.90)        45,136         0.22             3.37
  Year Ended June 30, 2001..............   11.44           (0.70)        60,442         0.20             3.94
  Year Ended June 30, 2000..............   12.52            6.69         56,229         0.20             4.10

INVESTOR GROWTH & INCOME FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................   12.97            7.20         61,831         0.22             2.17
  Year Ended June 30, 2004..............   12.23           15.98        211,071         0.23             1.59
  Year Ended June 30, 2003..............   10.71            1.87        173,085         0.25             2.00
  Year Ended June 30, 2002..............   10.73           (9.23)       176,206         0.23             2.35
  Year Ended June 30, 2001..............   12.21           (3.51)       160,441         0.20             3.18
  Year Ended June 30, 2000..............   13.84            8.10        207,040         0.20             3.14

INVESTOR GROWTH FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................   14.05            7.96         34,371         0.25             1.40
  Year Ended June 30, 2004..............   13.08           20.30         35,731         0.25             0.61
  Year Ended June 30, 2003..............   10.89           (1.26)        30,993         0.25             0.85
  Year Ended June 30, 2002..............   11.11          (12.93)        35,237         0.23             1.35
  Year Ended June 30, 2001..............   13.06           (6.02)        53,171         0.20             2.38
  Year Ended June 30, 2000..............   15.33           10.17         73,483         0.20             2.77

INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 A)
  Six Months Ended December 31, 2004
 (Unaudited)............................   11.05            4.58        342,651         0.47             3.13
  Year Ended June 30, 2004..............   10.73            6.55        284,164         0.48             2.83
  Year Ended June 30, 2003..............   10.35            5.86        127,434         0.49             3.58
  Year Ended June 30, 2002..............   10.13           (1.13)        74,756         0.48             3.90
  Year Ended June 30, 2001..............   10.69            3.48         39,651         0.45             4.49
  Year Ended June 30, 2000..............   11.07            4.27         31,225         0.45             4.46

INVESTOR BALANCED FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................   12.11            6.09        731,057         0.45             2.82
  Year Ended June 30, 2004..............   11.57           11.14        611,738         0.46             2.22
  Year Ended June 30, 2003..............   10.63            4.32        344,041         0.49             2.83
  Year Ended June 30, 2002..............   10.48           (5.13)       281,567         0.48             3.13
  Year Ended June 30, 2001..............   11.44           (0.94)       249,797         0.45             3.66
  Year Ended June 30, 2000..............   12.52            6.43        219,684         0.45             3.82

INVESTOR GROWTH & INCOME FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................   13.10            7.17        756,557         0.47             2.01
  Year Ended June 30, 2004..............   12.34           15.65        646,157         0.48             1.38
  Year Ended June 30, 2003..............   10.81            1.60        347,098         0.50             1.76
  Year Ended June 30, 2002..............   10.83           (9.53)       334,005         0.48             2.15
  Year Ended June 30, 2001..............   12.33           (3.71)       372,933         0.45             2.79
  Year Ended June 30, 2000..............   13.96            7.85        299,207         0.45             2.91

INVESTOR GROWTH FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................   13.89            7.83        413,489         0.50             1.24
  Year Ended June 30, 2004..............   12.94           19.94        357,752         0.50             0.39
  Year Ended June 30, 2003..............   10.80           (1.55)       201,843         0.50             0.60
  Year Ended June 30, 2002..............   11.03          (13.06)       195,576         0.48             1.02
  Year Ended June 30, 2001..............   12.97           (6.27)       197,065         0.45             1.81
  Year Ended June 30, 2000..............   15.25           10.04        140,449         0.45             2.25

                                               RATIOS/SUPPLEMENTAL DATA
                                          ----------------------------------
                                               RATIO OF
                                               EXPENSES
                                              TO AVERAGE
                                              NET ASSETS         PORTFOLIO
                                          WITHOUT WAIVERS (b)   TURNOVER (c)
                                          -------------------   ------------
INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 I)
  Six Months Ended December 31, 2004
 (Unaudited)............................         0.23%              8.81%
  Year Ended June 30, 2004..............         0.23               7.48
  Year Ended June 30, 2003..............         0.24              11.05
  Year Ended June 30, 2002..............         0.23               9.21
  Year Ended June 30, 2001..............         0.22               7.82
  Year Ended June 30, 2000..............         0.30              23.76
INVESTOR BALANCED FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................         0.20              10.74
  Year Ended June 30, 2004..............         0.21               9.55
  Year Ended June 30, 2003..............         0.24              20.93
  Year Ended June 30, 2002..............         0.23              20.23
  Year Ended June 30, 2001..............         0.22               7.13
  Year Ended June 30, 2000..............         0.27              20.99
INVESTOR GROWTH & INCOME FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................         0.23              12.74
  Year Ended June 30, 2004..............         0.23              11.55
  Year Ended June 30, 2003..............         0.25              23.09
  Year Ended June 30, 2002..............         0.23              24.96
  Year Ended June 30, 2001..............         0.24               6.15
  Year Ended June 30, 2000..............         0.28              21.50
INVESTOR GROWTH FUND (CLASS I)
  Six Months Ended December 31, 2004
 (Unaudited)............................         0.31              10.89
  Year Ended June 30, 2004..............         0.32              13.53
  Year Ended June 30, 2003..............         0.35              15.96
  Year Ended June 30, 2002..............         0.31              29.37
  Year Ended June 30, 2001..............         0.27               7.43
  Year Ended June 30, 2000..............         0.32              28.66
INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 A)
  Six Months Ended December 31, 2004
 (Unaudited)............................         0.58               8.81
  Year Ended June 30, 2004..............         0.58               7.48
  Year Ended June 30, 2003..............         0.59              11.05
  Year Ended June 30, 2002..............         0.59               9.21
  Year Ended June 30, 2001..............         0.57               7.82
  Year Ended June 30, 2000..............         0.65              23.76
INVESTOR BALANCED FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................         0.55              10.74
  Year Ended June 30, 2004..............         0.56               9.55
  Year Ended June 30, 2003..............         0.59              20.93
  Year Ended June 30, 2002..............         0.58              20.23
  Year Ended June 30, 2001..............         0.57               7.13
  Year Ended June 30, 2000..............         0.62              20.99
INVESTOR GROWTH & INCOME FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................         0.57              12.74
  Year Ended June 30, 2004..............         0.58              11.55
  Year Ended June 30, 2003..............         0.60              23.09
  Year Ended June 30, 2002..............         0.58              24.96
  Year Ended June 30, 2001..............         0.59               6.15
  Year Ended June 30, 2000..............         0.63              21.50
INVESTOR GROWTH FUND (CLASS A)
  Six Months Ended December 31, 2004
 (Unaudited)............................         0.66              10.89
  Year Ended June 30, 2004..............         0.67              13.53
  Year Ended June 30, 2003..............         0.70              15.96
  Year Ended June 30, 2002..............         0.66              29.37
  Year Ended June 30, 2001..............         0.62               7.43
  Year Ended June 30, 2000..............         0.67              28.66

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2004

 14

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                               INVESTMENT ACTIVITIES                    DISTRIBUTIONS
                                                      ----------------------------------------   ---------------------------
                                                                    NET REALIZED                                   NET
                                          NET ASSET      NET       AND UNREALIZED                                REALIZED
                                           VALUE,     INVESTMENT       GAINS        TOTAL FROM      NET           GAINS
                                          BEGINNING     INCOME      (LOSSES) ON     INVESTMENT   INVESTMENT    (LOSSES) ON
                                          OF PERIOD     (LOSS)      INVESTMENTS     ACTIVITIES     INCOME      INVESTMENTS
                                          ---------   ----------   --------------   ----------   ----------   --------------

INVESTOR CONSERVATIVE GROWTH FUND (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited)............................   $10.73       $ 0.13         $ 0.32         $ 0.45       $(0.13)        $   --
 Year Ended June 30, 2004...............    10.35         0.21           0.38           0.59        (0.21)            --
 Year Ended June 30, 2003...............    10.13         0.28           0.22           0.50        (0.28)            --
 Year Ended June 30, 2002...............    10.69         0.33          (0.52)         (0.19)       (0.33)         (0.04)
 Year Ended June 30, 2001...............    11.08         0.41          (0.12)          0.29        (0.41)         (0.27)
 Year Ended June 30, 2000...............    11.19         0.41          (0.03)          0.38        (0.41)         (0.08)

INVESTOR BALANCED FUND (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited)............................    11.55         0.12           0.54           0.66        (0.12)            --
 Year Ended June 30, 2004...............    10.61         0.16           0.94           1.10        (0.16)            --
 Year Ended June 30, 2003...............    10.46         0.21           0.15           0.36        (0.21)            --
 Year Ended June 30, 2002...............    11.43         0.26          (0.93)         (0.67)       (0.26)         (0.04)
 Year Ended June 30, 2001...............    12.51         0.35          (0.53)         (0.18)       (0.35)         (0.55)
 Year Ended June 30, 2000...............    12.24         0.37           0.30           0.67        (0.37)         (0.03)

INVESTOR GROWTH & INCOME FUND (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited)............................    12.29         0.08           0.75           0.83        (0.08)            --
 Year Ended June 30, 2004...............    10.77         0.07           1.52           1.59        (0.07)            --
 Year Ended June 30, 2003...............    10.79         0.10          (0.02)          0.08        (0.10)            --
 Year Ended June 30, 2002...............    12.28         0.16          (1.40)         (1.24)       (0.16)         (0.09)
 Year Ended June 30, 2001...............    13.91         0.27          (0.84)         (0.57)       (0.27)         (0.79)
 Year Ended June 30, 2000...............    13.36         0.29           0.64           0.93        (0.29)         (0.09)

INVESTOR GROWTH FUND (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited)............................    12.82         0.03           0.93           0.96        (0.04)            --
 Year Ended June 30, 2004...............    10.77        (0.04)          2.09           2.05           --             --
 Year Ended June 30, 2003...............    11.02        (0.02)         (0.23)         (0.25)          --             --(d)
 Year Ended June 30, 2002...............    13.01         0.04          (1.81)         (1.77)       (0.06)         (0.16)
 Year Ended June 30, 2001...............    15.35         0.17          (1.14)         (0.97)       (0.18)         (1.19)
 Year Ended June 30, 2000...............    14.44         0.24           1.07           1.31        (0.24)         (0.16)

INVESTOR CONSERVATIVE GROWTH FUND (CLASS C)
 Six Months Ended December 31, 2004
 (Unaudited)............................    10.71         0.13           0.32           0.45        (0.13)            --
 Year Ended June 30, 2004...............    10.33         0.22           0.38           0.60        (0.22)            --
 Year Ended June 30, 2003...............    10.12         0.28           0.21           0.49        (0.28)            --
 Year Ended June 30, 2002...............    10.68         0.33          (0.52)         (0.19)       (0.33)         (0.04)
 Year Ended June 30, 2001...............    11.06         0.41          (0.11)          0.30        (0.41)         (0.27)
 Year Ended June 30, 2000...............    11.17         0.41          (0.03)          0.38        (0.41)         (0.08)

INVESTOR BALANCED FUND (CLASS C)
 Six Months Ended December 31, 2004
 (Unaudited)............................    11.48         0.12           0.54           0.66        (0.12)            --
 Year Ended June 30, 2004...............    10.55         0.16           0.93           1.09        (0.16)            --
 Year Ended June 30, 2003...............    10.41         0.20           0.15           0.35        (0.21)            --
 Year Ended June 30, 2002...............    11.38         0.26          (0.92)         (0.66)       (0.27)         (0.04)
 Year Ended June 30, 2001...............    12.46         0.34          (0.53)         (0.19)       (0.34)         (0.55)
 Year Ended June 30, 2000...............    12.19         0.37           0.30           0.67        (0.37)         (0.03)

INVESTOR GROWTH & INCOME FUND (CLASS C)
 Six Months Ended December 31, 2004
 (Unaudited)............................    12.17         0.09           0.72           0.81        (0.08)            --
 Year Ended June 30, 2004...............    10.66         0.08           1.50           1.58        (0.07)            --
 Year Ended June 30, 2003...............    10.69         0.11          (0.03)          0.08        (0.11)            --
 Year Ended June 30, 2002...............    12.18         0.16          (1.39)         (1.23)       (0.17)         (0.09)
 Year Ended June 30, 2001...............    13.80         0.28          (0.84)         (0.56)       (0.27)         (0.79)
 Year Ended June 30, 2000...............    13.25         0.29           0.64           0.93        (0.29)         (0.09)

INVESTOR GROWTH FUND (CLASS C)
 Six Months Ended December 31, 2004
 (Unaudited)............................    12.66         0.03           0.92           0.95        (0.04)            --
 Year Ended June 30, 2004...............    10.64        (0.03)          2.05           2.02           --             --
 Year Ended June 30, 2003...............    10.89        (0.01)         (0.24)         (0.25)          --             --(d)
 Year Ended June 30, 2002...............    12.86         0.04          (1.79)         (1.75)       (0.06)         (0.16)
 Year Ended June 30, 2001...............    15.19         0.18          (1.14)         (0.96)       (0.18)         (1.19)
 Year Ended June 30, 2000...............    14.30         0.24           1.05           1.29        (0.24)         (0.16)

                                               DISTRIBUTIONS
                                          -----------------------

                                          RETURN
                                            OF          TOTAL
                                          CAPITAL   DISTRIBUTIONS
                                          -------   -------------
INVESTOR CONSERVATIVE GROWTH FUND (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited)............................   $ --        $(0.13)
 Year Ended June 30, 2004...............     --         (0.21)
 Year Ended June 30, 2003...............     --         (0.28)
 Year Ended June 30, 2002...............     --         (0.37)
 Year Ended June 30, 2001...............     --         (0.68)
 Year Ended June 30, 2000...............     --         (0.49)
INVESTOR BALANCED FUND (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited)............................     --         (0.12)
 Year Ended June 30, 2004...............     --         (0.16)
 Year Ended June 30, 2003...............     --         (0.21)
 Year Ended June 30, 2002...............     --         (0.30)
 Year Ended June 30, 2001...............     --         (0.90)
 Year Ended June 30, 2000...............     --         (0.40)
INVESTOR GROWTH & INCOME FUND (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited)............................     --         (0.08)
 Year Ended June 30, 2004...............     --         (0.07)
 Year Ended June 30, 2003...............     --         (0.10)
 Year Ended June 30, 2002...............     --         (0.25)
 Year Ended June 30, 2001...............     --         (1.06)
 Year Ended June 30, 2000...............     --         (0.38)
INVESTOR GROWTH FUND (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited)............................     --         (0.04)
 Year Ended June 30, 2004...............     --            --
 Year Ended June 30, 2003...............     --(d)         --
 Year Ended June 30, 2002...............     --         (0.22)
 Year Ended June 30, 2001...............     --         (1.37)
 Year Ended June 30, 2000...............     --         (0.40)
INVESTOR CONSERVATIVE GROWTH FUND (CLASS C)
 Six Months Ended December 31, 2004
 (Unaudited)............................     --         (0.13)
 Year Ended June 30, 2004...............     --         (0.22)
 Year Ended June 30, 2003...............     --         (0.28)
 Year Ended June 30, 2002...............     --         (0.37)
 Year Ended June 30, 2001...............     --         (0.68)
 Year Ended June 30, 2000...............     --         (0.49)
INVESTOR BALANCED FUND (CLASS C)
 Six Months Ended December 31, 2004
 (Unaudited)............................     --         (0.12)
 Year Ended June 30, 2004...............     --         (0.16)
 Year Ended June 30, 2003...............     --         (0.21)
 Year Ended June 30, 2002...............     --         (0.31)
 Year Ended June 30, 2001...............     --         (0.89)
 Year Ended June 30, 2000...............     --         (0.40)
INVESTOR GROWTH & INCOME FUND (CLASS C)
 Six Months Ended December 31, 2004
 (Unaudited)............................     --         (0.08)
 Year Ended June 30, 2004...............     --         (0.07)
 Year Ended June 30, 2003...............     --         (0.11)
 Year Ended June 30, 2002...............     --         (0.26)
 Year Ended June 30, 2001...............     --         (1.06)
 Year Ended June 30, 2000...............     --         (0.38)
INVESTOR GROWTH FUND (CLASS C)
 Six Months Ended December 31, 2004
 (Unaudited)............................     --         (0.04)
 Year Ended June 30, 2004...............     --            --
 Year Ended June 30, 2003...............     --(d)         --
 Year Ended June 30, 2002...............     --         (0.22)
 Year Ended June 30, 2001...............     --         (1.37)
 Year Ended June 30, 2000...............     --         (0.40)

------------

(a) Not annualized for periods less than one year.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(d) Amount is less than $0.01.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2004

--------------------------------------------------------------------------------

                                                                                  RATIOS/SUPPLEMENTAL DATA
                                                                         ------------------------------------------
                                                                           NET                        RATIO OF NET
                                         NET ASSET         TOTAL         ASSETS,       RATIO OF        INVESTMENT
                                          VALUE,          RETURN          END OF       EXPENSES        INCOME TO
                                          END OF         (EXCLUDES        PERIOD      TO AVERAGE        AVERAGE
                                          PERIOD     SALES CHARGE) (a)   (000'S)    NET ASSETS (b)   NET ASSETS (b)
                                         ---------   -----------------   --------   --------------   --------------

INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 B)
  Six Months Ended December 31, 2004
 (Unaudited)............................  $11.05            4.19%       $324,122         1.22%            2.34%
  Year Ended June 30, 2004..............   10.73            5.77         310,028         1.23             2.02
  Year Ended June 30, 2003..............   10.35            5.09         235,561         1.24             2.83
  Year Ended June 30, 2002..............   10.13           (1.86)        156,833         1.23             3.13
  Year Ended June 30, 2001..............   10.69            2.62         131,026         1.20             3.73
  Year Ended June 30, 2000..............   11.08            3.48         117,926         1.20             3.70

INVESTOR BALANCED FUND (CLASS B)
  Six Months Ended December 31, 2004
 (Unaudited)............................   12.09            5.71         698,640         1.20             2.03
  Year Ended June 30, 2004..............   11.55           10.36         651,035         1.21             1.44
  Year Ended June 30, 2003..............   10.61            3.56         467,665         1.24             2.08
  Year Ended June 30, 2002..............   10.46           (5.92)        406,991         1.23             2.39
  Year Ended June 30, 2001..............   11.43           (1.66)        367,716         1.20             2.92
  Year Ended June 30, 2000..............   12.51            5.58         298,942         1.20             3.04

INVESTOR GROWTH & INCOME FUND (CLASS B)
  Six Months Ended December 31, 2004
 (Unaudited)............................   13.04            6.72         812,243         1.22             1.22
  Year Ended June 30, 2004..............   12.29           14.78         748,590         1.23             0.61
  Year Ended June 30, 2003..............   10.77            0.84         532,059         1.25             1.01
  Year Ended June 30, 2002..............   10.79          (10.15)        522,731         1.23             1.38
  Year Ended June 30, 2001..............   12.28           (4.41)        487,342         1.20             2.05
  Year Ended June 30, 2000..............   13.91            7.04         362,151         1.20             2.13

INVESTOR GROWTH FUND (CLASS B)
  Six Months Ended December 31, 2004
 (Unaudited)............................   13.74            7.48         609,028         1.25             0.45
  Year Ended June 30, 2004..............   12.82           19.03         571,624         1.25            (0.38)
  Year Ended June 30, 2003..............   10.77           (2.26)        426,245         1.25            (0.15)
  Year Ended June 30, 2002..............   11.02          (13.74)        441,074         1.23             0.27
  Year Ended June 30, 2001..............   13.01           (6.97)        429,869         1.20             1.08
  Year Ended June 30, 2000..............   15.35            9.14         302,162         1.20             1.41

INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 C)
  Six Months Ended December 31, 2004
 (Unaudited)............................   11.03            4.20          70,048         1.22             2.38
  Year Ended June 30, 2004..............   10.71            5.81          59,299         1.22             2.08
  Year Ended June 30, 2003..............   10.33            5.01          27,162         1.24             2.87
  Year Ended June 30, 2002..............   10.12           (1.85)         11,674         1.23             3.16
  Year Ended June 30, 2001..............   10.68            2.72           7,336         1.20             3.75
  Year Ended June 30, 2000..............   11.06            3.48           7,207         1.20             3.70

INVESTOR BALANCED FUND (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................   12.02            5.75         100,151         1.19             2.03
  Year Ended June 30, 2004..............   11.48           10.38          89,635         1.20             1.48
  Year Ended June 30, 2003..............   10.55            3.55          43,506         1.24             2.13
  Year Ended June 30, 2002..............   10.41           (5.92)         23,272         1.23             2.40
  Year Ended June 30, 2001..............   11.38           (1.67)         17,397         1.20             2.93
  Year Ended June 30, 2000..............   12.46            5.59          16,095         1.20             3.08

INVESTOR GROWTH & INCOME FUND (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................   12.90            6.63         100,008         1.22             1.23
  Year Ended June 30, 2004..............   12.17           14.88          89,919         1.23             0.63
  Year Ended June 30, 2003..............   10.66            0.82          49,205         1.25             1.04
  Year Ended June 30, 2002..............   10.69          (10.19)         29,644         1.23             1.36
  Year Ended June 30, 2001..............   12.18           (4.40)         18,361         1.20             2.10
  Year Ended June 30, 2000..............   13.80            7.10          16,944         1.20             2.18

INVESTOR GROWTH FUND (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................   13.57            7.50          80,895         1.25             0.45
  Year Ended June 30, 2004..............   12.66           18.99          70,615         1.25            (0.36)
  Year Ended June 30, 2003..............   10.64           (2.26)         40,523         1.25            (0.14)
  Year Ended June 30, 2002..............   10.89          (13.74)         26,076         1.23             0.22
  Year Ended June 30, 2001..............   12.86           (7.01)         18,900         1.20             1.23
  Year Ended June 30, 2000..............   15.19            9.08          19,404         1.20             1.52

                                               RATIOS/SUPPLEMENTAL DATA
                                          ----------------------------------
                                               RATIO OF
                                               EXPENSES
                                              TO AVERAGE
                                              NET ASSETS         PORTFOLIO
                                          WITHOUT WAIVERS (B)   TURNOVER (C)
                                          -------------------   ------------
INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 B)
  Six Months Ended December 31, 2004
 (Unaudited)............................         1.23%              8.81%
  Year Ended June 30, 2004..............         1.23               7.48
  Year Ended June 30, 2003..............         1.24              11.05
  Year Ended June 30, 2002..............         1.23               9.21
  Year Ended June 30, 2001..............         1.22               7.82
  Year Ended June 30, 2000..............         1.30              23.76
INVESTOR BALANCED FUND (CLASS B)
  Six Months Ended December 31, 2004
 (Unaudited)............................         1.21              10.74
  Year Ended June 30, 2004..............         1.21               9.55
  Year Ended June 30, 2003..............         1.24              20.93
  Year Ended June 30, 2002..............         1.23              20.23
  Year Ended June 30, 2001..............         1.22               7.13
  Year Ended June 30, 2000..............         1.27              20.99
INVESTOR GROWTH & INCOME FUND (CLASS B)
  Six Months Ended December 31, 2004
 (Unaudited)............................         1.23              12.74
  Year Ended June 30, 2004..............         1.23              11.55
  Year Ended June 30, 2003..............         1.25              23.09
  Year Ended June 30, 2002..............         1.23              24.96
  Year Ended June 30, 2001..............         1.23               6.15
  Year Ended June 30, 2000..............         1.28              21.50
INVESTOR GROWTH FUND (CLASS B)
  Six Months Ended December 31, 2004
 (Unaudited)............................         1.31              10.89
  Year Ended June 30, 2004..............         1.32              13.53
  Year Ended June 30, 2003..............         1.35              15.96
  Year Ended June 30, 2002..............         1.31              29.37
  Year Ended June 30, 2001..............         1.27               7.43
  Year Ended June 30, 2000..............         1.32              28.66
INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 C)
  Six Months Ended December 31, 2004
 (Unaudited)............................         1.23               8.81
  Year Ended June 30, 2004..............         1.23               7.48
  Year Ended June 30, 2003..............         1.24              11.05
  Year Ended June 30, 2002..............         1.23               9.21
  Year Ended June 30, 2001..............         1.22               7.82
  Year Ended June 30, 2000..............         1.30              23.76
INVESTOR BALANCED FUND (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................         1.21              10.74
  Year Ended June 30, 2004..............         1.22               9.55
  Year Ended June 30, 2003..............         1.24              20.93
  Year Ended June 30, 2002..............         1.23              20.23
  Year Ended June 30, 2001..............         1.22               7.13
  Year Ended June 30, 2000..............         1.27              20.99
INVESTOR GROWTH & INCOME FUND (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................         1.23              12.74
  Year Ended June 30, 2004..............         1.23              11.55
  Year Ended June 30, 2003..............         1.25              23.09
  Year Ended June 30, 2002..............         1.23              24.96
  Year Ended June 30, 2001..............         1.24               6.15
  Year Ended June 30, 2000..............         1.28              21.50
INVESTOR GROWTH FUND (CLASS C)
  Six Months Ended December 31, 2004
 (Unaudited)............................         1.31              10.89
  Year Ended June 30, 2004..............         1.32              13.53
  Year Ended June 30, 2003..............         1.35              15.96
  Year Ended June 30, 2002..............         1.31              29.37
  Year Ended June 30, 2001..............         1.27               7.43
  Year Ended June 30, 2000..............         1.32              28.66

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2004

 16

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION:

   As of December 31, 2004 One Group Mutual Funds (the "Trust") was registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund (individually a "Fund", collectively the "Funds") only.

   The Trust had an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust was registered to offer fifty-three series and six classes of shares: Class I, Class A, Class B, Class C, Class S, and Administrative Class. The Funds were each authorized to issue Class I, Class A, Class B, and Class C shares. Shareholders were entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

   See note 8 for subsequent events with respect to the reorganization of certain of the Funds and redomiciliation of the Trust as a Delaware statutory trust called JPMorgan Trust II.

   Under the Trust's organizational documents, its officers and trustees were indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust entered into contracts with its vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Investments in One Group Mutual Funds (the "Underlying Funds") are valued at the current day's closing net asset value per share.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Net realized gains or losses on sales of the Underlying Funds are determined on the specific identification cost method. Other income and expenses are recognized on the accrual basis. Distributions from the Underlying Funds and dividends to the Funds' shareholders are recorded on the ex-dividend date.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid quarterly, except for the Investor Conservative Growth Fund, which is declared and paid monthly. Dividends are declared separately for each class. No class has preferential

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2004
Continued

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

     dividend rights; differences in per share dividend rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, if any, have been reclassified among the components of net assets.

     FEDERAL INCOME TAXES

     The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and Banc One Investment Advisors Corporation (the "Advisor"), an affiliate of JPMorgan Chase & Co., are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.05% of the average daily net assets of the Funds. Effective February 19, 2005, the Advisor was renamed JPMorgan Investment Advisors Inc.

   The Trust and One Group Administrative Services, Inc. (the "Administrator"), an affiliate of JPMorgan Chase & Co., are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.10% on the first $500 million of each Fund's average daily net assets, 0.075% of each Fund's average daily net assets between $500 million and $1 billion, and 0.05% of each Fund's average daily net assets over $1 billion. Effective February 19, 2005, the Administrator was renamed JPMorgan Funds Management, Inc.

   One Group Dealer Services, Inc., (the "Distributor"), an affiliate of JPMorgan Chase & Co., serves the Trust as Distributor. The Trust and the Distributor were parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B and Class C shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C shares of each of the Funds. Currently, the Distributor has agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A shares of each Fund. For the period ended December 31, 2004, the Distributor received $16,558,928 from commissions earned on sales of Class A shares and redemptions of Class B and Class C shares, of which, the Distributor re-allowed $3,228,400 to affiliated broker-dealers of the Funds. Effective February 19, 2005, the Distributor was renamed JPMorgan Distribution Services, Inc. ("JPMDS") and is paid a fee of 0.25% of the average daily net assets of Class A shares of each of the Funds and 0.75% of the average daily net assets of the Class B and Class C shares of each of the Funds.

   The Advisor, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total operating expenses, through October 31, 2006, for the following funds and amounts:

    FUND                                                          CLASS I    CLASS A     CLASS B     CLASS C
    ----                                                          -------    --------    --------    --------
    INVESTOR CONSERVATIVE GROWTH FUND ..........................    .25%       .50%        1.25%       1.25%

    INVESTOR BALANCED FUND .....................................    .25%       .50%        1.25%       1.25%

    INVESTOR GROWTH & INCOME FUND ..............................    .25%       .50%        1.25%       1.25%

    INVESTOR GROWTH FUND .......................................    .25%       .50%        1.25%       1.25%

   Waivers in addition to those in the table above are considered voluntary.

   On August 12, 2004, the Board of Trustees approved an agreement with JPMorgan Chase Bank ("JPMCB"), an affiliate of the Advisor, the Administrator and the Distributor, to act as the Funds' custodian. The transition to JPMCB from the Funds' previous custodian, was completed on October 18, 2004. The Administrator is responsible for providing fund accounting

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2004
Continued

 18

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

   services under the Management and Administration Agreement. Fund accounting services were transitioned to JPMCB on October 18, 2004 from their prior service provider, but those services are still provided to the Funds under such Management and Administration Agreement with the Administrator. Effective February 19, 2005, fund accounting fees will be charged as an additional direct fee to the Funds, rather than being embedded in the fees under the Management and Administration Agreement, and is not anticipated to have a significant impact on the Funds' operations or their expenses. The amounts paid to JPMCB for custody services during the period by the Funds are as follows and are included in Custodian fees in the Statement of Operations (amounts in thousands):

                                                                     CUSTODY
    FUND                                                               FEES
    ----                                                             -------
    Investor Conservative Growth Fund...........................        $--(+)
    Investor Balanced Fund......................................         1
    Investor Growth & Income Fund...............................         1
    Investor Growth Fund........................................        --(+)
    (+) Amount rounds to less than $500

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

4. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) for the period ended December 31, 2004, were as follows (amounts in thousands):

    FUND                                                          PURCHASES     SALES
    ----                                                          ---------     -----
    Investor Conservative Growth Fund ..........................   $71,449     $64,003

    Investor Balanced Fund .....................................   260,211     157,706

    Investor Growth & Income Fund ..............................   216,825     304,709

    Investor Growth Fund .......................................   121,574     112,208

5. FINANCING ARRANGEMENT:

   The Trust and State Street Bank and Trust Company ("State Street") had a financing arrangement which expired November 23, 2004, under which State Street provided an unsecured uncommitted credit facility in the aggregate amount of $100 million. Interest on borrowings was payable at a rate determined by State Street at the time of borrowing. Effective November 23, 2004, the Trust and JPMCB entered into a financing arrangement under which JPMCB provides an unsecured uncommitted credit facility in the aggregate amount of $100 million. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. As of December 31, 2004, and for the period then ended, there were no loans outstanding.

6. INTERFUND LENDING ARRANGEMENT:

   The Funds and all other funds within the Trust received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Lending Facility ("Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other Fund within the Trust at rates beneficial to both the borrowing and lending funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2004
Continued

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

   restrictions. The Interfund Loan Rate is determined by averaging the current repurchase agreement rate and the current bank loan rate. As of December 31, 2004, there were no loans outstanding.

7. LEGAL MATTERS:

   On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in the Trust. Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

   On June 29, 2004, the Advisor entered into agreements with the Securities and Exchange Commission (the "SEC") and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In its settlement with the SEC, the Advisor consented to the entry of an order by the SEC (the "SEC Order") instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, the Advisor or its affiliates agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds. The settlement agreement with the NYAG also requires the Advisor to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over the next five years. In addition, the Advisor has agreed to undertakings relating to, among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an independent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease and desist from violations of certain provisions of the Investment Advisers Act of 1940 (the "Advisers Act") and the 1940 Act, (iv) additional fee-related disclosure to investors, and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrangements.

   Mark A. Beeson, the former president and chief executive officer of the Trust and a former senior managing director of the Trust, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment adviser or registered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

   In addition to the matters involving the SEC and NYAG, over 20 lawsuits have been filed in connection with these circumstances in various state and federal courts around the country. These actions have been transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods and the other was filed as a derivative action on behalf of the Trust and its series. The lawsuits generally relate to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

   These actions name as defendants, among others, Banc One Investment Advisors, Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of JPMorgan Investment Advisors), the Distributor, One Group Services Company (the Funds' former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond
   Fund), certain officers of the Trust and the Advisor, and certain current and former Trustees. The putative class action lawsuit also names the Trust as a defendant. These two actions collectively allege, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Fund's investment advisers and the Distributor, rescission of the distribution and service plans adopted under

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2004
Continued

 20

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

   Rule 12b-1 of the 1940 Act, and attorneys' fees. These lawsuits are ongoing and, accordingly, an estimate of the financial impact of these actions cannot currently be made.

   The Trust will be reimbursed for all costs associated with these matters to ensure that the Trust incurs no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

8. SUBSEQUENT EVENTS:

   In connection with the integration of the JPMorgan Funds and the Trust, each of the Funds will have a new name effective February 19, 2005 as shown below:

    NAME OF FUND AS OF DECEMBER 31, 2004                 NAME OF FUND EFFECTIVE FEBRUARY 19, 2005
    ------------------------------------                 ----------------------------------------
    One Group Investor Conservative Growth Fund........  JPMorgan Investor Conservative Growth Fund

    One Group Investor Balanced Fund...................  JPMorgan Investor Balanced Fund

    One Group Investor Growth & Income Fund............  JPMorgan Investor Growth & Income Fund

    One Group Investor Growth Fund.....................  JPMorgan Investor Growth Fund

     SERVICE PROVIDER CHANGES

     Effective February 19, 2005, JPMDS began providing certain shareholder services to the Funds under a separate Shareholder Servicing Agreement with the Funds. JPMDS receives a non-Rule 12b-1 shareholder servicing fee at an annual rate of 0.25% of the average daily net assets attributable to each class of shares. JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which JPMDS will pay all or a portion of such financial intermediates for performing such services.

     The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds.

     REORGANIZATION AND REDOMICILIATION OF ONE GROUP MUTUAL FUNDS

     On August 12, 2004, the Board of Trustees approved an Agreement and Plan of Reorganization and Redomiciliation providing for the reorganization and redomiciliation of each series of the Trust as a corresponding series of JPMorgan Trust II, a Delaware statutory trust.

     At a special meeting of shareholders on January 20, 2005, the shareholders of the Trust approved an Agreement and Plan of Reorganization and Redomiciliation providing for the reorganization and redomiciliation of each series of the Trust as a corresponding series of JPMorgan Trust II, a Delaware statutory trust. Effective as of 5:00 p.m. on February 18, 2005, pursuant to the Agreement and Plan of Reorganization and Redomiciliation, the Funds were each reorganized and redomiciled, by means of a tax-free reorganization, as a separate series of JPMorgan Trust II.

     As of February 19, 2005, the Trust is registered to offer forty-three series and twelve classes of shares.

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2004

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
DECEMBER 31, 2004
(UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees: and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                    BEGINNING                            EXPENSES PAID
                                     ACCOUNT           ENDING            DURING PERIOD
                                      VALUE         ACCOUNT VALUE          JULY 1 TO
                                  JULY 1, 2004    DECEMBER 31, 2004   DECEMBER 31, 2004(1)
                                  -------------   -----------------   --------------------
INVESTOR CONSERVATIVE GROWTH FUND
 Class I    Actual..............     $1,000            $1,047                 $1.14
            Hypothetical(6).....     $1,000            $1,024                 $1.13
 Class A    Actual..............     $1,000            $1,046                 $2.43
            Hypothetical(6).....     $1,000            $1,023                 $2.40
 Class B    Actual..............     $1,000            $1,042                 $6.28
            Hypothetical(6).....     $1,000            $1,019                 $6.23
 Class C    Actual..............     $1,000            $1,042                 $6.27
            Hypothetical(6).....     $1,000            $1,019                 $6.23
INVESTOR BALANCED FUND
 Class I    Actual..............     $1,000            $1,063                 $1.05
            Hypothetical(6).....     $1,000            $1,024                 $1.02
 Class A    Actual..............     $1,000            $1,061                 $2.35
            Hypothetical(6).....     $1,000            $1,023                 $2.29
 Class B    Actual..............     $1,000            $1,057                 $6.22
            Hypothetical(6).....     $1,000            $1,019                 $6.12
 Class C    Actual..............     $1,000            $1,058                 $6.23
            Hypothetical(6).....     $1,000            $1,019                 $6.13

                  COMPONENTS OF EXPENSES PAID DURING PERIOD(1)
            --------------------------------------------------------
            INVESTMENT                                                 ANNUALIZED
             ADVISORY    ADMINISTRATION   DISTRIBUTION      OTHER       EXPENSE
             FEES(2)        FEES(3)         FEES(4)      EXPENSES(5)     RATIO
            ----------   --------------   ------------   -----------   ----------
INVESTOR C
 Class I      $0.24          $0.47           $  --          $0.43         0.22%
              $0.24          $0.46           $  --          $0.43         0.22%
 Class A      $0.24          $0.47           $1.29          $0.43         0.47%
              $0.24          $0.46           $1.27          $0.43         0.47%
 Class B      $0.24          $0.46           $5.15          $0.43         1.22%
              $0.24          $0.46           $5.10          $0.43         1.22%
 Class C      $0.24          $0.46           $5.14          $0.43         1.22%
              $0.24          $0.46           $5.10          $0.43         1.22%
INVESTOR B
 Class I      $0.26          $0.39           $  --          $0.40         0.20%
              $0.25          $0.38           $  --          $0.39         0.20%
 Class A      $0.26          $0.39           $1.30          $0.40         0.45%
              $0.25          $0.38           $1.27          $0.39         0.45%
 Class B      $0.25          $0.39           $5.18          $0.40         1.20%
              $0.25          $0.38           $5.10          $0.39         1.20%
 Class C      $0.25          $0.39           $5.19          $0.40         1.20%
              $0.25          $0.38           $5.11          $0.39         1.20%

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2004

 22

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES, CONTINUED
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
DECEMBER 31, 2004
(UNAUDITED)

                                    BEGINNING                            EXPENSES PAID
                                     ACCOUNT           ENDING            DURING PERIOD
                                      VALUE         ACCOUNT VALUE          JULY 1 TO
                                  JULY 1, 2004    DECEMBER 31, 2004   DECEMBER 31, 2004(1)
                                  -------------   -----------------   --------------------
INVESTOR GROWTH & INCOME FUND
 Class I    Actual..............     $1,000            $1,072                 $1.15
            Hypothetical(6).....     $1,000            $1,024                 $1.13
 Class A    Actual..............     $1,000            $1,072                 $2.45
            Hypothetical(6).....     $1,000            $1,023                 $2.40
 Class B    Actual..............     $1,000            $1,067                 $6.36
            Hypothetical(6).....     $1,000            $1,019                 $6.23
 Class C    Actual..............     $1,000            $1,066                 $6.34
            Hypothetical(6).....     $1,000            $1,019                 $6.22
INVESTOR GROWTH FUND
 Class I    Actual..............     $1,000            $1,080                 $1.31
            Hypothetical(6).....     $1,000            $1,024                 $1.27
 Class A    Actual..............     $1,000            $1,078                 $2.62
            Hypothetical(6).....     $1,000            $1,022                 $2.55
 Class B    Actual..............     $1,000            $1,075                 $6.54
            Hypothetical(6).....     $1,000            $1,019                 $6.37
 Class C    Actual..............     $1,000            $1,075                 $6.54
            Hypothetical(6).....     $1,000            $1,019                 $6.37

                  COMPONENTS OF EXPENSES PAID DURING PERIOD(1)
            --------------------------------------------------------
            INVESTMENT                                                 ANNUALIZED
             ADVISORY    ADMINISTRATION   DISTRIBUTION      OTHER       EXPENSE
             FEES(2)        FEES(3)         FEES(4)      EXPENSES(5)     RATIO
            ----------   --------------   ------------   -----------   ----------
INVESTOR G
 Class I      $0.25          $0.37           $  --          $0.53         0.22%
              $0.25          $0.36           $  --          $0.52         0.22%
 Class A      $0.25          $0.37           $1.30          $0.53         0.47%
              $0.25          $0.36           $1.27          $0.52         0.47%
 Class B      $0.25          $0.37           $5.21          $0.53         1.22%
              $0.25          $0.36           $5.10          $0.52         1.22%
 Class C      $0.25          $0.37           $5.19          $0.53         1.22%
              $0.25          $0.36           $5.09          $0.52         1.22%
INVESTOR G
 Class I      $0.25          $0.45           $  --          $0.61         0.25%
              $0.25          $0.43           $  --          $0.59         0.25%
 Class A      $0.25          $0.45           $1.31          $0.61         0.50%
              $0.25          $0.43           $1.28          $0.59         0.50%
 Class B      $0.25          $0.45           $5.23          $0.61         1.25%
              $0.25          $0.43           $5.10          $0.59         1.25%
 Class C      $0.25          $0.45           $5.23          $0.61         1.25%
              $0.25          $0.43           $5.10          $0.59         1.25%

---------------

(1) Expenses are equal to the Class' annualized expense ratio in the table above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(2) Investment Advisory Fees are paid to JPMorgan Investment Advisors Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co., for investment advisory services. See Notes to Financial Statements for details.

(3) Administration Fees are paid to JPMorgan Funds Management, Inc., an affiliate of JPMorgan Chase & Co., for various administrative services, including, among other things, fund accounting, shareholder and broker/dealer service support, providing office space for the Funds, preparing and filing various forms required by the Securities and Exchange Commission, and working with the other service providers to the Funds to implement policies established by the Board of Trustees. See Notes to Financial Statements for details.

(4) Distribution Fees are paid to JPMorgan Distribution Services, Inc. (the "Distributor"), an affiliate of JPMorgan Chase & Co., subject to distribution and shareholder servicing plans pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor then pays these fees to various financial intermediaries for sales of Fund share and/or providing services to you, the shareholder. Some distribution fees are retained by the Distributor for other distribution activities relating to the Funds. See Notes to Financial Statements for details.

(5) Other expenses are paid to various service providers that are generally not affiliated with JPMorgan Chase & Co. The total dollar amount of these expenses for each Fund is shown in the Statement of Operations and includes items such as (i) custodian fees, (ii) legal fees, (iii) audit fees, (iv) Trustees fees and expenses, (v) transfer agent fees, (vi) registration fees, and (vii) printing and mailing fees.

(6) Represents the hypothetical 5% annual return before expenses.

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2004

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SPECIAL MEETING OF SHAREHOLDERS
DECEMBER 31, 2004
(UNAUDITED)

A Special Meeting of Shareholders of One Group Mutual Funds (the "Trust") was held on January 20, 2005, at 522 Fifth Avenue, New York, New York 10036 for purposes of asking shareholders to consider the following proposals:

To approve amendments to One Group's Declaration of Trust to (i) remove the limitation on the maximum number of Trustees on the Board of Trustees, and (ii) permit further amendments to One Group's Declaration of Trust without the vote or consent of shareholders provided that such amendments do not adversely affect the economic value or legal rights of a shareholder. A majority of the shareholders of the Trust approved the amendments by the following votes:

                                        FOR           AGAINST       ABSTAIN     BROKER NON-VOTES
                                   --------------   -----------   -----------   ----------------
Declaration of Trust.............  24,805,053,948   887,689,275   916,523,093     708,523,637

To elect thirteen (13) Trustees for each One Group. A majority of the shareholders of the Trust approved the election of each Trustee by the following votes:

                                                                   FOR           AGAINST
                                                              --------------   -----------
William J. Armstrong........................................  26,841,442,090   476,347,862
Roland E. Eppley, Jr. ......................................  26,823,235,586   494,554,366
John F. Finn................................................  26,835,823,235   481,966,717
Dr. Matthew Goldstein.......................................  26,844,013,885   473,776,066
Robert J. Higgins...........................................  26,849,172,856   468,617,096
Peter C. Marshall...........................................  26,840,836,323   476,953,629
Marilyn McCoy...............................................  26,847,164,507   470,625,445
William G. Morton, Jr. .....................................  26,835,592,802   482,197,150
Robert A. Oden, Jr. ........................................  26,842,235,400   475,554,552
Fergus Reid, III............................................  26,829,843,240   487,946,712
Frederick W. Ruebeck........................................  26,838,308,997   479,480,955
James J. Schonbachler.......................................  26,842,107,425   475,682,527
Leonard M. Spalding, Jr. ...................................  26,829,799,417   487,990,535

To approve an Agreement and Plan of Reorganization and Redomiciliation ("Redomiciliation Agreement"), pursuant to which One Group and each of its series (each a "Fund" and, collectively, the "Funds") would be reorganized and redomiciled as separate series of JPMorgan Trust II, a newly-created Delaware statutory trust. A majority of the shareholders of the Trust approved the Agreement and Plan of Reorganization by the following votes:

                              FOR           AGAINST        ABSTAIN      BROKER NON-VOTES
                         --------------   -----------   -------------   ----------------
Reorganization &
  Redomiciliation......  25,126,061,483   408,639,962   1,074,564,870     708,523,637

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2004

 24

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SPECIAL MEETING OF SHAREHOLDERS, CONTINUED
DECEMBER 31, 2004
(UNAUDITED)

A Special Meeting of Shareholders of One Group Mutual Funds (the "Trust") was held on January 20, 2005, for all Funds in this semi-annual report except the One Group Investor Growth Fund for which its meeting was held on January 20, 2005, and adjourned and reconvened on February 3, 2005, at 522 Fifth Avenue, New York, New York 10036 for purposes of asking shareholders to consider the following proposals:

To approve the amendment or elimination of certain fundamental investment restrictions of the Funds in order to modernize the Funds' investment restrictions and to increase their investment flexibility. A majority of the shareholders of the following Funds approved the proposals by the following votes:

                                               FOR        AGAINST     ABSTAIN    BROKER NON-VOTES
                                            ----------   ---------   ---------   ----------------
A. BORROWING OF MONEY
One Group Investor Balanced Fund..........  60,362,653   4,188,782   5,097,538      3,503,916
One Group Investor Conservative Growth
  Fund....................................  32,478,863   2,039,072   2,989,463      2,246,440
One Group Investor Growth & Income Fund...  60,229,560   7,404,928   4,585,781      4,671,627
One Group Investor Growth Fund............  31,614,265   2,909,148   3,247,288      3,393,241

B. INVESTMENTS IN COMMODITIES AND
  COMMODITY FUTURES
One Group Investor Balanced Fund..........  60,905,664   3,705,611   5,037,699      3,503,916
One Group Investor Conservative Growth
  Fund....................................  32,526,734   2,089,750   2,890,914      2,246,440
One Group Investor Growth & Income Fund...  60,981,199   6,726,736   4,512,333      4,671,627
One Group Investor Growth Fund............  31,965,627   2,566,503   3,238,572      3,393,241

C. INVESTMENTS FOR PURPOSES OF CONTROL
One Group Investor Balanced Fund..........  60,559,614   3,831,343   5,258,017      3,503,916
One Group Investor Conservative Growth
  Fund....................................  33,009,942   1,656,341   2,841,115      2,246,440
One Group Investor Growth & Income Fund...  61,479,011   6,000,893   4,740,364      4,671,627
One Group Investor Growth Fund............  31,898,439   2,467,883   3,404,380      3,393,241

D. INVESTMENT GOALS
One Group Investor Balanced Fund..........  62,911,896   2,120,021   4,617,056      3,503,916
One Group Investor Conservative Growth
  Fund....................................  34,065,306     976,675   2,465,417      2,246,440
One Group Investor Growth & Income Fund...  63,248,207   4,816,256   4,155,805      4,671,627
One Group Investor Growth Fund............  32,981,838   1,638,300   3,150,564      3,393,241

E. CONCENTRATIONS
One Group Investor Balanced Fund..........  62,184,627   2,483,494   4,980,852      3,503,916
One Group Investor Conservative Growth
  Fund....................................  33,464,388   1,189,705   2,853,305      2,246,440
One Group Investor Growth & Income Fund...  62,630,751   5,132,742   4,456,776      4,671,627
One Group Investor Growth Fund............  32,588,784   1,877,609   3,304,309      3,393,241

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2004

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

CONTACT JPMORGAN FUNDS DISTRIBUTION SERVICES AT 1-800-480-4111 FOR A FUND PROSPECTUS. YOU CAN ALSO VISIT US AT WWW.JPMORGANFUNDS.COM. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES AND RISK AS WELL AS CHARGES AND EXPENSES OF THE MUTUAL FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE MUTUAL FUND. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

No sooner than 30 days after the end of each month, the Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the Fund's website at www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the Commission's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record for the 12-month period ended June 30, 2004 is available on the SEC's website at www.sec.gov or at the Fund's website at www.jpmorgan.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

                                                 [JPMorgan Logo]
                                                 ASSET MANAGEMENT

TOG-F-044 (2/05)

                               SEMI-ANNUAL REPORT
                       SIX MONTHS ENDED DECEMBER 31, 2004

                                 JPMorgan Funds

                                 Institutional
                                     Money
                                     Market
                                     Funds



                                                              [JPMorgan Logo]
                                                              Asset Management

ONE GROUP INSTITUTIONAL MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Schedules of Portfolio Investments..........................    2
Statements of Assets and Liabilities........................    8
Statements of Operations....................................    9
Statements of Changes in Net Assets.........................   10
Financial Highlights........................................   11
Notes to Financial Statements...............................   13
Shareholder Expense Examples................................   22
Special Meeting of Shareholders.............................   24

IMPORTANT FUND FAMILY UPDATE

As was discussed in prior correspondence, the former JPMorgan Funds and One Group Funds were integrated on February 19, 2005. As shareholders, we hope you share our enthusiasm regarding our "new" fund family resulting from this successful integration. Over the next few weeks and months, you will be hearing more about our integration, and our newly combined fund family. Although the name has changed, our dedication to our investors is steadfast.

This Semi-Annual Report includes the One Group Mutual Funds' financial statements for the semi-annual period ended December 31, 2004 and as such uses the former One Group Fund names. Going forward we will be reporting using the new fund names. To learn more, see the "Subsequent Events" section of the "Notes to Financial Statements" portion of this book, which lists the new fund names.

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

ONE GROUP MUTUAL FUNDS       INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
                                                               December 31, 2004

 2

ONE GROUP INSTITUTIONAL PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
 COMMERCIAL PAPER (16.5%):
Asset Backed (8.9%):
151,455     Atlantis One Funding Corp.,
              2.54%, 6/1/05 (b)............     149,839
 85,000     Atlantis One Funding Corp.,
              2.56%, 6/2/05 (b)............      84,081
 50,000     Beta Financial, Inc., 2.31%,
              2/22/05 (b)..................      49,833
 48,000     C.C. USA, Inc., 2.27%,
              2/22/05 (b)..................      47,843
 54,000     C.C. USA, Inc., 2.33%,
              2/24/05 (b)..................      53,811
 47,053     Crown Point Capital Co.,
              L.L.C., 2.28%, 2/16/05 (b)...      46,916
193,044     Crown Point Capital Co.,
              L.L.C., 2.03%, 3/10/05 (b)...     192,303
 68,600     CXC, Inc., 1.99%,
              1/10/05 (b)..................      68,566
 25,000     Dorada Finance, Inc., 2.33%,
              2/24/05 (b)..................      24,913
101,500     Dorada Financial, Inc., 2.31%,
              2/22/05 (b)..................     101,161
133,000     Galaxy Funding, Inc., 2.30%,
              2/24/05 (b)..................     132,541
 77,000     Galaxy Funding, Inc., 2.43%,
              3/15/05 (b)..................      76,621
 75,000     Govco Inc., 2.30%,
              2/23/05 (b)..................      74,746
 90,000     Grampian Funding L.L.C., 2.28%,
              2/22/05 (b)..................      89,704
 70,000     Irish Life & Permanent PLC,
              2.56%, 6/3/05 (b)............      69,238
 80,130     Mane Funding Corp., 2.06%,
              1/24/05 (b)..................      80,025
 50,000     Mane Funding Corp., 2.31%,
              2/4/05 (b)...................      49,891
 50,000     Northern Rock, 2.21%,
              2/8/05 (b)...................      49,883
 43,036     Scaldis Capital, 2.30%,
              2/1/05 (b)...................      42,951
 50,000     Silver Tower US Fund L.L.C.,
              2.32%, 2/2/05 (b)............      49,897
 33,698     Steamboat Funding Corp., 2.32%,
              1/6/05 (b)...................      33,687
100,000     WestpacTrust Securities NZ
              Ltd., 2.43%, 3/14/05 (b).....      99,514
                                             ----------
                                              1,667,964
                                             ----------

Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
COMMERCIAL PAPER, CONTINUED:
Banking (2.9%):
196,600     Banco Santander Central Hispano
              Americano, 1.84%, 1/7/05.....     196,540
200,000     Bank of America Corp., 2.32%,
              2/4/05.......................     199,562
143,500     HSBC Bank Canada, 1.83%,
              2/7/05.......................     143,230
                                             ----------
                                                539,332
                                             ----------
Financial Services (4.7%):
 39,578     Fairway Financial Corp., 2.43%,
              3/14/05 (b)..................      39,386
224,200     GE Capital Corp., 2.43%,
              5/16/05......................     222,157
320,000     Goldman Sachs Group, Inc.,
              2.13%, 4/29/05*..............     320,000
150,000     Morgan Stanley, 2.33%,
              5/24/05*.....................     150,000
135,000     Morgan Stanley & Co., 2.34%,
              4/1/05*......................     135,000
 15,000     Westpac Capital Corp., 2.43%,
              3/2/05.......................      14,939
                                             ----------
                                                881,482
                                             ----------
  Total Commercial Paper                      3,088,778
                                             ----------
EXTENDABLE COMMERCIAL NOTES (0.8%):
Asset Backed (0.8%):
159,000     Park Granada L.L.C., 2.23%,
              2/7/05 (b)...................     158,636
                                             ----------
CORPORATE NOTES/MEDIUM TERM NOTES (33.4%):
Asset Backed (21.8%):
147,000     Blue Heron Funding Ltd., 2.45%,
              2/23/05 (b)*.................     147,000
159,000     Blue Heron Funding Ltd., 2.44%,
              3/18/05 (b)*.................     159,000
 99,000     Blue Heron Funding Ltd., 2.44%,
              5/18/05 (b)*.................      99,000
481,500     C.C. USA, Inc., 2.42%,
              6/15/05 (b)*.................     481,434
135,000     Dakota Citibank Credit Card
              Master Trust, 2.18%,
              1/24/05 (b)..................     134,812
 72,000     Dorada Finance, Inc., 2.33%,
              2/9/05 (b)*..................      71,999
 34,000     Grampian Funding L.L.C., 2.56%,
              5/31/05 (b)..................      33,637
175,000     Holmes Financing, PLC, 2.35%,
              4/15/05 (b)*.................     175,000
220,000     K2 (USA) L.L.C., 2.44%,
              6/15/05 (b)*.................     219,990
250,000     K2 (USA) L.L.C., 2.36%,
              7/15/05 (b)*.................     249,987

ONE GROUP MUTUAL FUNDS       INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
                                                               December 31, 2004
Continued

ONE GROUP INSTITUTIONAL PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
CORPORATE NOTES/MEDIUM TERM NOTES, continued:
Asset Backed, continued:
150,000     K2 (USA) L.L.C., 2.36%,
              9/12/05 (b)*.................     150,003
 50,000     K2 (USA) L.L.C., 2.38%,
              9/15/05 (b)*.................      50,000
132,000     K2 (USA) L.L.C., Series 1,
              2.39%, 6/8/05 (b)*...........     131,991
100,000     Leafs L.L.C., 2.42%,
              2/22/05 (b)*.................     100,000
 75,000     Links Finance L.L.C., 1.48%,
              4/15/05 (b)..................      74,981
120,000     Premium Asset Trust, Series
              2003-5, 2.34%, 7/1/08 (b)*...     120,000
200,000     Racers, Series 00-7-MM, 2.48%,
              3/1/05 (b)*..................     200,000
232,000     Racers, Series 00-7-MM-A2,
              2.48%, 4/1/05 (b)*...........     232,000
 75,000     Sigma Finance, Inc., 2.37%,
              1/21/05, MTN (b)*............      74,999
 50,000     Sigma Finance, Inc., 2.28%,
              3/4/05, MTN (b)*.............      49,998
 60,000     Sigma Finance, Inc., 2.35%,
              3/15/05 (b)*.................      59,998
100,000     Sigma Finance, Inc., 2.35%,
              3/16/05 (b)*.................      99,996
150,000     Sigma Finance, Inc., 1.48%,
              4/15/05 (b)*.................     149,972
100,000     Sigma Finance, Inc., 2.35%,
              4/15/05 (b)*.................      99,994
 95,000     Sigma Finance, Inc., 2.35%,
              6/2/05 (b)*..................      94,990
100,000     Sigma Finance, Inc., 2.35%,
              6/2/05, Series 1 (b)*........      99,990
300,000     Sigma Finance, Inc., 2.41%,
              6/13/05 (b)*.................     299,973
 50,000     Sigma Finance, Inc., 2.29%,
              8/5/05, Series 1 (b)*........      49,990
 75,000     Sigma Finance, Inc., 2.27%,
              8/15/05 (b)*.................      74,994
 50,000     Structured Asset Repackaged
              Trust, Series 03-8, 2.45%,
              10/15/08 (b)*................      50,000
 36,000     Tango Finance Corp., 2.51%,
              6/30/05 (b)*.................      36,000
                                             ----------
                                              4,071,728
                                             ----------
Banking (10.3%):
125,000     American Express Bank, Series
              BKNT, FSB, 2.36%, 4/15/05*...     124,993
 25,000     American Express Centurion,
              Series BKNT, 2.36%,
              1/20/05*.....................      25,000

Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
CORPORATE NOTES/MEDIUM TERM NOTES, continued:
Banking, continued:
100,000     American Express Centurion,
              Series BKNT, 2.38%,
              4/29/05*.....................      99,993
300,000     Bayerische Landesbank, NY,
              2.41%, 12/24/15*.............     300,000
525,000     Canadian Imperial Bank, Series
              YCD1, 2.45%, 12/15/05*.......     525,000
 75,000     HBOS Treasury Services, PLC,
              2.53%, 3/14/05 (b)...........      75,014
350,000     HBOS Treasury Services, PLC,
              2.39%, 11/20/07 (b)*.........     350,000
260,000     HBOS Treasury Services, PLC,
              2.27%, 1/30/09 (b)*..........     260,000
175,000     Wells Fargo & Co., Series C,
              2.31%, 1/2/08*...............     175,000
                                             ----------
                                              1,935,000
                                             ----------
Financial Services (0.9%):
 16,500     Five Finance Corp., 2.28%,
              2/18/05 (b)..................      16,450
150,000     GE Capital Corp., 2.36%,
              12/7/09*.....................     150,000
                                             ----------
                                                166,450
                                             ----------
Retail Stores (0.4%):
 70,000     Wal-Mart, 5.01%, 6/1/18*.......      70,843
                                             ----------
  Total Corporate Notes/Medium Term Notes     6,244,021
                                             ----------
MUNICIPAL NOTES AND BONDS (0.6%):
New Jersey (0.3%):
 60,000     New Jersey Economic Development
              Authority, Revenue, 2.42%,
              2/15/29*.....................      60,000
                                             ----------
New York (0.3%):
 60,000     New York, GO, Series A-10,
              2.45%, 11/1/21, FSA*.........      60,000
                                             ----------
  Total Municipal Notes and Bonds               120,000
                                             ----------
FUNDING AGREEMENTS (7.6%):
Insurance (7.6%):
 75,000     AIG Life Insurance Co., 2.09%,
              11/3/05 (b) (c)*.............      75,000
 82,000     GE Capital Assurance Co.,
              2.40%, 2/18/05 (b) (c).......      82,000
100,000     GE Capital Assurance Co.,
              2.41%, 5/24/05 (b) (c)*......     100,000
200,000     Metropolitan Life Insurance
              Co., 2.56%, 3/15/05 (b)
              (c)*.........................     200,000
200,000     New York Life Insurance Co.,
              2.46%, 2/25/05 (b) (c).......     200,000

ONE GROUP MUTUAL FUNDS       INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
                                                               December 31, 2004
Continued

 4

ONE GROUP INSTITUTIONAL PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
FUNDING AGREEMENTS, CONTINUED:
Insurance, continued:
200,000     New York Life Insurance Co.,
              2.22%, 7/27/05 (b) (c)*......     200,000
100,000     Transamerica Life Insurance &
              Annuity Co., 2.31%,
              10/11/05 (b) (c)*............     100,000
175,000     Transamerica Occidental Life
              Insurance Co., 2.29%,
              10/11/05 (b) (c)*............     175,000
 20,000     Transamerica Occidental Life
              Insurance Co., 2.45%,
              10/11/05 (b) (c)*............      20,000
 80,000     Transamerica Occidental Life
              Insurance Co., 2.50%,
              10/11/05 (b) (c)*............      80,000
 80,000     Travelers Insurance Co., 2.54%,
              3/8/05 (b) (c)*..............      80,000
120,000     Travelers Insurance Co., 2.59%,
              3/14/05 (b) (c)*.............     120,000
                                             ----------
  Total Funding Agreements                    1,432,000
                                             ----------
CERTIFICATES OF DEPOSIT (20.7%):
Domestic (1.2%):
123,674     HSBC Bank, 2.56%, 6/1/05 (b)...     123,674
100,630     Washington Mutual Bank, 2.30%,
              2/2/05.......................     100,630
                                             ----------
                                                224,304
                                             ----------
Euro (2.7%):
100,000     KBC Financial Products Int'l.,
              1.61%, 2/28/05...............      99,973
350,000     Landesbank Hessen-Thueringen
              GZ, 1.56%, 5/4/05............     350,011
 59,000     Westdeutsche Landesbank GZ,
              2.36%, 5/31/05 *.............      58,989
                                             ----------
                                                508,973
                                             ----------
Yankee (16.8%):
250,000     Canadian Imperial Bank of
              Commerce, Series YCD1, 2.36%,
              5/31/05 *....................     249,972
500,000     Credit Agricole Indosuez,
              Series YCD, 2.30%, 4/21/05
              *............................     499,970
300,000     Deutsche Bank, Series YCD,
              1.40%, 2/14/05...............     300,000
500,000     Deutsche Bank, Series YCD,
              1.31%, 4/13/05...............     500,001
247,000     Natexis Banques Populaires, NY,
              1.30%, 1/18/05...............     247,000

Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
CERTIFICATES OF DEPOSIT, CONTINUED:
Yankee, continued:
100,000     Natexis Banques Populaires, NY,
              Series YCD, 2.05%, 2/2/05....     100,000
200,000     Norddeutsche Landesbank, 1.63%,
              5/16/05......................     200,004
200,000     Norddeutsche Landesbank, Series
              YCD, 1.44%, 3/1/05...........     199,995
348,000     Societe Generale, 2.00%,
              3/11/05*.....................     348,000
100,000     Societe Generale, Series YCD,
              2.36%, 3/24/05 *.............      99,998
400,000     Toronto-Dominion, 2.51%,
              5/31/05......................     400,008
                                             ----------
                                              3,144,948
                                             ----------
  Total Certificates of Deposit               3,878,225
                                             ----------
U.S. GOVERNMENT AGENCY SECURITIES (5.1%):
Fannie Mae (2.4%):
131,750     1.48%, 3/4/05..................     131,750
125,000     1.40%, 5/3/05..................     125,000
185,000     1.61%, 5/13/05.................     185,000
                                             ----------
                                                441,750
                                             ----------
Federal Home Loan Bank (2.7%):
150,000     1.40%, 3/29/05.................     150,000
150,000     1.45%, 4/4/05..................     150,000
210,000     1.35%, 4/29/05.................     210,000
                                             ----------
                                                510,000
                                             ----------
  Total U.S. Government Agency Securities       951,750
                                             ----------
TIME DEPOSIT (12.1%):
Banking (12.1%):
300,000     ABN AMRO Bank, Grand Caymon,
              1.50%, 1/3/05................     300,000
300,000     Fortis Bank, 2.25%, 1/3/05.....     300,000
300,000     National City Bank, 1.50%,
              1/3/05.......................     300,000
200,000     Rabobank, 0.75%, 1/3/05........     200,000
108,710     Royal Bank of Canada, 2.25%,
              1/3/05.......................     108,710
150,000     SK Enskilda Bank, 2.25%,
              1/3/05.......................     150,000
508,963     UBS AG, 0.50%, 1/3/05..........     508,963
400,000     UBS AG, 2.15%, 1/3/05..........     400,000
                                             ----------
  Total Time Deposit                          2,267,673
                                             ----------

ONE GROUP MUTUAL FUNDS       INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
                                                               December 31, 2004
Continued

ONE GROUP INSTITUTIONAL PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
 REPURCHASE AGREEMENTS (3.1%):
100,000     CS First Boston, (Proceeds at
              maturity $101,549,
              collateralized by various
              U.S. Government Securities),
              1.45%, 3/4/05................     100,000
208,986     Government Agency Joint
              Repurchase Agreement,
              (Proceeds at maturity
              $209,026, collateralized by
              various U.S. Government
              Agency Securities), 2.29%,
              1/3/05.......................     208,986
213,854     Government Agency Joint
              Repurchase Agreement,
              (Prodeeds at maturity
              $213,894, collateralized by
              various U.S. Government
              Agency Securities), 2.27%
              1/3/05.......................     213,854

Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
REPURCHASE AGREEMENTS, CONTINUED:
 60,704     Mortgage Backed Joint
              Repurchase Agreement,
              (Prodeeds at maturity
              $60,716, collateralized by
              various U.S. Government
              Agency Securities), 2.29%
              1/3/05.......................      60,704
                                             ----------
  Total Repurchase Agreements                   583,544
                                             ----------
Total (Amortized Cost $18,724,627) (a)       18,724,627
                                             ==========

------------
Percentages indicated are based on net assets of $18,752,191.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A and/or Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(c) Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees.

* Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2004.

FSA        Federal Security Assurance
GO         General Obligation
MTN        Medium Term Note

The following table represents the portfolio of investments by maturity schedule as a percentage of value of total investments:

                                  INSTITUTIONAL
                                      PRIME
                                  MONEY MARKET
                                      FUND
                                  -------------
Less than 8 Days                      28.8%
8 to 14 Days                           1.2%
15 to 30 Days                         16.8%
31 to 180 Days                        53.2%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS       INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
                                                               December 31, 2004

 6

ONE GROUP TREASURY ONLY MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
 U.S. TREASURY OBLIGATIONS (100.2%):
U.S. Treasury Bills (100.2%):
 210,492    1.66%, 1/6/05(1).................    210,443
 245,000    1.70%, 1/13/05...................    244,861
 418,105    1.75%, 1/20/05(1)................    417,720
 242,544    1.87%, 1/27/05...................    242,216
 270,137    1.96%, 2/3/05(1).................    269,653
 258,315    1.99%, 2/10/05(1)................    257,745
 182,186    2.09%, 2/17/05...................    181,689
 200,000    2.14%, 2/24/05...................    199,358
 254,217    2.17%, 3/3/05....................    253,283
 250,000    2.21%, 3/10/05...................    248,957

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Bills, continued:
 172,450    2.18%, 3/31/05...................    171,519
   8,881    2.24%, 4/7/05....................      8,828
 156,877    2.26%, 4/14/05...................    155,864
  23,901    2.40%, 5/26/05...................     23,670
  25,000    2.43%, 6/2/05....................     24,744
                                               ---------
  Total U.S. Treasury Obligations              2,910,550
                                               ---------
Total (Amortized Cost $2,910,550) (a)          2,910,550
                                               =========

------------
Percentages indicated are based on net assets of $2,905,142.
(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(1) Security, or portion of a security, has been delivered to counterparty as part of security lending transaction.

The following table represents the portfolio of investments by maturity schedule as a percentage of value of total investments:

                                    TREASURY
                                      ONLY
                                  MONEY MARKET
                                      FUND
                                  ------------
Less than 8 Days                       7.2%
8 to 14 Days                           8.4%
15 to 30 Days                         22.7%
31 to 180 Days                        61.7%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS       INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
                                                               December 31, 2004

ONE GROUP GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
 U.S. GOVERNMENT AGENCY SECURITIES (91.0%):
Fannie Mae (36.2%):
  90,000    1.63%, 1/3/05....................     90,000
 300,000    2.23%, 1/10/05*..................    299,996
 200,000    2.18%, 1/24/05...................    199,721
 450,000    1.50%, 2/14/05...................    449,738
 230,000    2.35%, 2/18/05*..................    229,995
  92,000    1.87%, 2/23/05...................     91,747
 115,000    1.40%, 2/25/05*..................    115,000
 176,300    1.48%, 3/4/05....................    176,038
  72,500    1.99%, 3/9/05....................     72,231
 110,900    2.39%, 3/15/05...................    110,363
 180,000    2.01%, 3/23/05...................    179,184
  75,000    2.44%, 3/23/05...................     74,588
 115,000    1.40%, 5/3/05*...................    115,000
  90,000    1.55%, 5/4/05*...................     90,000
  35,000    2.64%, 6/22/05(1)................     34,559
  43,000    1.92%, 7/6/05*...................     42,985
                                               ---------
                                               2,371,145
                                               ---------
Federal Farm Credit Bank (9.5%):
 275,000    2.28%, 2/10/05*..................    274,997
 190,000    2.32%, 3/17/05*..................    189,992
 105,000    2.31%, 9/2/05*...................    105,000
  50,000    2.30%, 10/25/06*.................     49,991
                                               ---------
                                                 619,980
                                               ---------
Federal Home Loan Bank (37.1%):
  85,000    1.40%, 2/25/05...................     85,000
 230,000    2.10%, 2/25/05*..................    229,991
 146,500    1.50%, 3/1/05*...................    146,500
  85,000    2.41%, 3/15/05, Series 431.......     84,996
 140,000    1.40%, 3/23/05, Series IR05*.....    140,000
 140,000    1.40%, 3/29/05*..................    140,000
 135,000    2.30%, 4/7/05, Series 435*.......    134,996
 100,000    1.40%, 4/15/05...................     99,996
  95,000    1.30%, 4/25/05*..................     95,000
 100,000    1.60%, 5/16/05...................     99,631

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Federal Home Loan Bank, continued:
 100,000    1.91%, 10/3/05...................     99,962
 250,000    2.26%, 10/3/05*..................    249,935
 150,000    1.91%, 10/5/05...................    149,948
 200,000    2.43%, 3/28/06...................    199,876
 200,000    1.96%, 4/20/06*..................    199,870
 100,000    2.11%, 5/10/06*..................     99,926
 175,000    2.17%, 5/16/06...................    174,844
                                               ---------
                                               2,430,471
                                               ---------
Freddie Mac (8.2%):
  90,000    2.06%, 3/29/05...................     89,552
 230,000    2.42%, 9/9/05*...................    230,000
 220,000    2.00%, 10/7/05*..................    220,000
                                               ---------
                                                 539,552
                                               ---------
  Total U.S. Government Agency Securities      5,961,148
                                               ---------
REPURCHASE AGREEMENTS (8.9%):
 100,000    CS First Boston, (proceeds at
              maturity $101,656,
              collateralized by various U.S.
              Government securities), 1.54%,
              4/8/05.........................    100,000
 250,000    Government Agency Joint
              Repurchase Agreement, (Proceeds
              at maturity $250,048,
              collateralized by various U.S.
              Government Agency Securities),
              2.28%, 1/3/05..................    250,000
 236,146    Government Agency Joint
              Repurchase Agreement, (Prodeeds
              at maturity $236,191,
              collateralized by various U.S.
              Government Agency Securities),
              2.27%, 1/3/05..................    236,146
                                               ---------
  Total Repurchase Agreements                    586,146
                                               ---------
Total (Amortized Cost $6,547,294) (a)          6,547,294
                                               =========

------------

Percentages indicated are based on net assets of $6,551,051.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2004.

(1) Security, or portion of a security, has been delivered to counterparty as part of security lending transaction.

The following table represents the portfolio of investments by maturity schedule as a percentage of value of total investments:

                                   GOVERNMENT
                                  MONEY MARKET
                                      FUND
                                  ------------
Less than 8 Days                      28.6%
8 to 14 Days                           4.2%
15 to 30 Days                         18.9%
31 to 180 Days                        48.3%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS       INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
                                                               December 31, 2004

 8

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)

                                                                 INSTITUTIONAL       TREASURY ONLY     GOVERNMENT
                                                                     PRIME               MONEY           MONEY
                                                                 MONEY MARKET           MARKET           MARKET
                                                                     FUND                FUND             FUND
                                                              -------------------    -------------    ------------
ASSETS:
Investments, at amortized cost..............................      $18,141,083         $2,910,550       $5,961,148
Repurchase agreements, at cost..............................          583,544                 --          586,146
                                                                  -----------         ----------       ----------
Total investments, at cost..................................       18,724,627          2,910,550        6,547,294
Cash........................................................               --                  1                1
Interest receivable.........................................           50,603                160           15,826
Receivable for capital shares issued........................               --                  5               --
Receivable for interfund lending............................           11,821                 --               --
Prepaid expenses and other receivables......................              382                 43              138
                                                                  -----------         ----------       ----------
Total Assets................................................       18,787,433          2,910,759        6,563,259
                                                                  -----------         ----------       ----------
LIABILITIES:
Cash overdraft..............................................                8                 --               --
Dividends payable...........................................           31,761              5,025           11,138
Accrued expenses and other payables:
  Investment advisory fees..................................            1,675                228              485
  Administration fees.......................................              837                142              303
  Shareholder servicing fees................................              264                124              166
  Other.....................................................              697                 98              116
                                                                  -----------         ----------       ----------
Total Liabilities...........................................           35,242              5,617           12,208
                                                                  -----------         ----------       ----------
NET ASSETS:
Capital.....................................................       18,752,191          2,905,173        6,551,052
Undistributed (distributions in excess of) net investment
  income....................................................               --                 18               --
Accumulated undistributed net realized gains (losses) from
  investment transactions...................................               --                (49)              (1)
                                                                  -----------         ----------       ----------
Net Assets..................................................      $18,752,191         $2,905,142       $6,551,051
                                                                  ===========         ==========       ==========
NET ASSETS:
  Class I...................................................      $17,063,111         $2,444,413       $5,754,643
  Class S...................................................        1,214,015            320,974          720,228
  Administrative Class......................................          475,065            139,755           76,180
                                                                  -----------         ----------       ----------
Total.......................................................      $18,752,191         $2,905,142       $6,551,051
                                                                  ===========         ==========       ==========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I...................................................       17,063,136          2,444,465        5,754,643
  Class S...................................................        1,214,010            320,964          720,224
  Administrative Class......................................          475,070            139,766           76,179
                                                                  -----------         ----------       ----------
Total.......................................................       18,752,216          2,905,195        6,551,046
                                                                  ===========         ==========       ==========
Net Asset Value:
  Offering and redemption price per share (Class I, Class S,
    and Administrative Class)...............................      $      1.00         $     1.00       $     1.00
                                                                  ===========         ==========       ==========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS       INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
                                                               December 31, 2004

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                                 INSTITUTIONAL       TREASURY ONLY     GOVERNMENT
                                                                     PRIME               MONEY           MONEY
                                                                 MONEY MARKET           MARKET           MARKET
                                                                     FUND                FUND             FUND
                                                              -------------------    -------------    ------------
INVESTMENT INCOME:
Interest income.............................................       $204,181             $25,471         $65,231
Income from securities lending..............................             --                 941              --
                                                                   --------             -------         -------
Total Income................................................        204,181              26,412          65,231
                                                                   --------             -------         -------
EXPENSES:
Investment advisory fees....................................         12,148               1,349           3,141
Administration fees.........................................          6,075                 843           1,963
Shareholder servicing fees (Class S)........................          1,435                 448             946
Shareholder servicing fees (Administrative Class)...........            229                 335              48
Custodian fees..............................................            308                  37              80
Interest expense............................................             --                   8              --
Legal and audit fees........................................            254                  36              74
Trustees' fees and expenses.................................            199                  14              52
Transfer agent fees.........................................            373                  16              22
Registration and filing fees................................            143                  40              46
Printing and mailing costs..................................             53                   7              14
Other.......................................................            450                  68             134
                                                                   --------             -------         -------
Total expenses before waivers...............................         21,667               3,201           6,520
Less reimbursement for legal matters........................            (62)                 (7)            (18)
                                                                   --------             -------         -------
Net expenses................................................         21,605               3,194           6,502
                                                                   --------             -------         -------
Net Investment Income.......................................        182,576              23,218          58,729
                                                                   --------             -------         -------
REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS:
Net realized gains (losses) from investment transactions....             --                 (49)             --
                                                                   --------             -------         -------
Change in net assets resulting from operations..............       $182,576             $23,169         $58,729
                                                                   ========             =======         =======

See notes to financial statements.

ONE GROUP MUTUAL FUNDS       INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
                                                               December 31, 2004

 10

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                                     TREASURY ONLY
                                    INSTITUTIONAL PRIME            MONEY MARKET FUND                GOVERNMENT
                                     MONEY MARKET FUND         --------------------------        MONEY MARKET FUND
                               -----------------------------    SIX MONTHS                  ---------------------------
                                SIX MONTHS         YEAR           ENDED          YEAR        SIX MONTHS        YEAR
                                   ENDED           ENDED         DECEMBER        ENDED         ENDED          ENDED
                               DECEMBER 31,      JUNE 30,          31,         JUNE 30,     DECEMBER 31,     JUNE 30,
                                   2004            2004            2004          2004           2004           2004
                               -------------   -------------   ------------   -----------   ------------   ------------
                                (UNAUDITED)                    (UNAUDITED)                  (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income......  $     182,576   $     283,151   $    23,218    $    26,514   $     58,729   $     97,614
  Net realized gains (losses)
    from investment
    transactions.............             --              16           (49)            12             --             (1)
                               -------------   -------------   -----------    -----------   ------------   ------------
Change in net assets
  resulting from
  operations.................        182,576         283,167        23,169         26,526         58,729         97,613
                               -------------   -------------   -----------    -----------   ------------   ------------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
  From net investment
    income...................       (171,851)       (268,855)      (16,592)       (23,103)       (53,184)       (90,132)
DISTRIBUTIONS TO CLASS S
  SHAREHOLDERS:
  From net investment
    income...................         (7,389)         (9,784)       (2,072)        (2,236)        (4,853)        (5,299)
DISTRIBUTIONS TO
  ADMINISTRATIVE CLASS
  SHAREHOLDERS:
  From net investment
    income...................         (3,352)         (4,862)       (4,542)        (1,224)          (692)        (2,202)
                               -------------   -------------   -----------    -----------   ------------   ------------
Change in net assets from
  shareholder
  distributions..............       (182,592)       (283,501)      (23,206)       (26,563)       (58,729)       (97,633)
                               -------------   -------------   -----------    -----------   ------------   ------------
CAPITAL TRANSACTIONS:
Change in net assets from
  capital transactions.......    (11,998,075)        945,444      (265,699)        (1,709)    (1,432,978)    (2,396,225)
                               -------------   -------------   -----------    -----------   ------------   ------------
Change in net assets.........    (11,998,091)        945,110      (265,736)        (1,746)    (1,432,978)    (2,396,245)
NET ASSETS:
  Beginning of period........     30,750,282      29,805,172     3,170,878      3,172,624      7,984,029     10,380,274
                               -------------   -------------   -----------    -----------   ------------   ------------
  End of period..............  $  18,752,191   $  30,750,282   $ 2,905,142    $ 3,170,878   $  6,551,051   $  7,984,029
                               =============   =============   ===========    ===========   ============   ============
SHARE TRANSACTIONS
  (SHARE TRANSACTIONS ARE AT
  $1.00 PER SHARE):
CLASS I SHARES:
  Issued.....................     99,515,828     289,041,178     4,331,026      6,620,328     17,301,858     39,984,048
  Reinvested.................         62,086         108,233         1,040          1,584         12,410         14,552
  Redeemed...................   (111,640,002)   (287,616,949)   (4,348,560)    (6,985,300)   (18,716,990)   (41,873,182)
                               -------------   -------------   -----------    -----------   ------------   ------------
Change in Class I Shares.....    (12,062,088)      1,532,462       (16,494)      (363,388)    (1,402,722)    (1,874,582)
                               =============   =============   ===========    ===========   ============   ============
CLASS S SHARES:
  Issued.....................      2,188,534       5,530,725       809,751      1,775,186      1,711,437      3,514,615
  Reinvested.................          1,978           3,041           294            284            628            677
  Redeemed...................     (2,224,103)     (5,663,516)     (874,878)    (1,674,226)    (1,720,294)    (3,557,030)
                               -------------   -------------   -----------    -----------   ------------   ------------
Change in Class S Shares.....        (33,591)       (129,750)      (64,833)       101,244         (8,229)       (41,738)
                               =============   =============   ===========    ===========   ============   ============
ADMINISTRATIVE CLASS SHARES:
  Issued.....................      2,581,732       5,357,527     1,298,779      1,738,078        538,937        642,380
  Reinvested.................          2,862           4,553         1,204            924            582          1,090
  Redeemed...................     (2,487,000)     (5,819,348)   (1,484,355)    (1,478,566)      (561,551)    (1,123,375)
                               -------------   -------------   -----------    -----------   ------------   ------------
Change in Administrative
  Class Shares...............         97,594        (457,268)     (184,372)       260,436        (22,032)      (479,905)
                               =============   =============   ===========    ===========   ============   ============

See notes to financial statements.

ONE GROUP MUTUAL FUNDS       INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
                                                               December 31, 2004

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                      INVESTMENT
                                                      ACTIVITIES   DISTRIBUTIONS
                                          NET ASSET   ----------   -------------   NET ASSET
                                           VALUE,        NET            NET         VALUE,
                                          BEGINNING   INVESTMENT    INVESTMENT      END OF       TOTAL
                                          OF PERIOD     INCOME        INCOME        PERIOD     RETURN (B)
                                          ---------   ----------   -------------   ---------   ----------
INSTITUTIONAL PRIME MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited)............................   $1.000       $0.008        $(0.008)      $1.000       0.78%
 Year Ended June 30, 2004...............    1.000        0.010         (0.010)       1.000       0.98%
 Year Ended June 30, 2003...............    1.000        0.015         (0.015)       1.000       1.47%
 Year Ended June 30, 2002...............    1.000        0.025         (0.025)       1.000       2.55%
 Year Ended June 30, 2001...............    1.000        0.058         (0.058)       1.000       6.01%
 Year Ended June 30, 2000...............    1.000        0.057         (0.057)       1.000       5.87%

TREASURY ONLY MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited)............................    1.000        0.007         (0.007)       1.000       0.72%
 Year Ended June 30, 2004...............    1.000        0.009         (0.009)       1.000       0.86%
 Year Ended June 30, 2003...............    1.000        0.013         (0.013)       1.000       1.31%
 Year Ended June 30, 2002...............    1.000        0.023         (0.023)       1.000       2.28%
 Year Ended June 30, 2001...............    1.000        0.054         (0.054)       1.000       5.51%
 Year Ended June 30, 2000...............    1.000        0.051         (0.051)       1.000       5.27%

GOVERNMENT MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited)............................    1.000        0.008         (0.008)       1.000       0.78%
 Year Ended June 30, 2004...............    1.000        0.010         (0.010)       1.000       0.97%
 Year Ended June 30, 2003...............    1.000        0.014         (0.014)       1.000       1.40%
 Year Ended June 30, 2002...............    1.000        0.024         (0.024)       1.000       2.45%
 Year Ended June 30, 2001...............    1.000        0.058         (0.058)       1.000       5.93%
 Year Ended June 30, 2000...............    1.000        0.055         (0.055)       1.000       5.69%

INSTITUTIONAL PRIME MONEY MARKET FUND (CLASS S)
 Six Months Ended December 31, 2004
 (Unaudited)............................    1.000        0.007         (0.007)       1.000       0.66%
 Year Ended June 30, 2004...............    1.000        0.007         (0.007)       1.000       0.73%
 Year Ended June 30, 2003...............    1.000        0.012         (0.012)       1.000       1.22%
 Year Ended June 30, 2002...............    1.000        0.023         (0.023)       1.000       2.31%
 Year Ended June 30, 2001...............    1.000        0.056         (0.056)       1.000       5.80%
 April 10, 2000 to June 30, 2000 (a)....    1.000        0.014         (0.014)       1.000       1.38%

TREASURY ONLY MONEY MARKET FUND (CLASS S)
 Six Months Ended December 31, 2004
 (Unaudited)............................    1.000        0.006         (0.006)       1.000       0.59%
 Year Ended June 30, 2004...............    1.000        0.006         (0.006)       1.000       0.61%
 Year Ended June 30, 2003...............    1.000        0.011         (0.011)       1.000       1.06%
 Year Ended June 30, 2002...............    1.000        0.020         (0.020)       1.000       2.04%
 Year Ended June 30, 2001...............    1.000        0.052         (0.052)       1.000       5.29%
 April 10, 2000 to June 30, 2000 (a)....    1.000        0.012         (0.012)       1.000       1.24%

                                                         RATIOS/SUPPLEMENTARY DATA
                                          -------------------------------------------------------
                                                         RATIO OF       RATIO OF       RATIO OF
                                              NET        EXPENSES         NET         EXPENSES TO
                                            ASSETS,         TO         INVESTMENT       AVERAGE
                                            END OF       AVERAGE       INCOME TO      NET ASSETS
                                            PERIOD         NET          AVERAGE         WITHOUT
                                            (000'S)     ASSETS (C)   NET ASSETS (C)   WAIVERS (C)
                                          -----------   ----------   --------------   -----------
INSTITUTIONAL PRIME MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited)............................  $17,063,111     0.16%          1.51%          0.16%
 Year Ended June 30, 2004...............   29,125,203     0.16%          0.98%          0.16%
 Year Ended June 30, 2003...............   27,593,051     0.16%          1.45%          0.16%
 Year Ended June 30, 2002...............   23,525,561     0.15%          2.34%          0.17%
 Year Ended June 30, 2001...............   10,441,614     0.15%          5.70%          0.17%
 Year Ended June 30, 2000...............    5,209,033     0.16%          6.04%          0.18%
TREASURY ONLY MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited)............................    2,444,413     0.14%          1.42%          0.14%
 Year Ended June 30, 2004...............    2,460,930     0.14%          0.85%          0.14%
 Year Ended June 30, 2003...............    2,824,350     0.14%          1.30%          0.14%
 Year Ended June 30, 2002...............    2,575,648     0.14%          2.17%          0.14%
 Year Ended June 30, 2001...............    1,824,084     0.14%          5.09%          0.14%
 Year Ended June 30, 2000...............      818,295     0.16%          5.13%          0.16%
GOVERNMENT MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited)............................    5,754,643     0.14%          1.52%          0.14%
 Year Ended June 30, 2004...............    7,157,361     0.14%          0.96%          0.14%
 Year Ended June 30, 2003...............    9,031,960     0.14%          1.37%          0.14%
 Year Ended June 30, 2002...............    5,951,880     0.14%          2.40%          0.14%
 Year Ended June 30, 2001...............    4,495,228     0.14%          5.70%          0.14%
 Year Ended June 30, 2000...............    3,433,100     0.16%          5.54%          0.16%
INSTITUTIONAL PRIME MONEY MARKET FUND (CLASS S)
 Six Months Ended December 31, 2004
 (Unaudited)............................    1,214,015     0.41%          1.29%          0.41%
 Year Ended June 30, 2004...............    1,247,607     0.41%          0.73%          0.41%
 Year Ended June 30, 2003...............    1,377,373     0.41%          1.17%          0.41%
 Year Ended June 30, 2002...............      921,196     0.39%          2.22%          0.42%
 Year Ended June 30, 2001...............      541,712     0.35%          5.08%          0.42%
 April 10, 2000 to June 30, 2000 (a)....       44,707     0.35%          6.29%          0.44%
TREASURY ONLY MONEY MARKET FUND (CLASS S)
 Six Months Ended December 31, 2004
 (Unaudited)............................      320,974     0.39%          1.16%          0.39%
 Year Ended June 30, 2004...............      385,810     0.39%          0.60%          0.39%
 Year Ended June 30, 2003...............      284,571     0.39%          0.99%          0.39%
 Year Ended June 30, 2002...............      138,436     0.38%          1.89%          0.39%
 Year Ended June 30, 2001...............       97,251     0.35%          5.30%          0.40%
 April 10, 2000 to June 30, 2000 (a)....      122,569     0.35%          5.53%          0.41%

------------

(a) Period from commencement of operations.

(b) Not annualized for periods less than one year.

(c) Annualized.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS       INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
                                                               December 31, 2004

 12

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                      INVESTMENT
                                                      ACTIVITIES   DISTRIBUTIONS
                                          NET ASSET   ----------   -------------   NET ASSET
                                           VALUE,        NET            NET         VALUE,
                                          BEGINNING   INVESTMENT    INVESTMENT      END OF       TOTAL
                                          OF PERIOD     INCOME        INCOME        PERIOD     RETURN (b)
                                          ---------   ----------   -------------   ---------   ----------

GOVERNMENT MONEY MARKET FUND (CLASS S)
 Six Months Ended December 31, 2004
 (Unaudited)............................   $1.000       $0.006        $(0.006)      $1.000       0.65%
 Year Ended June 30, 2004...............    1.000        0.007         (0.007)       1.000       0.72%
 Year Ended June 30, 2003...............    1.000        0.011         (0.011)       1.000       1.15%
 Year Ended June 30, 2002...............    1.000        0.022         (0.022)       1.000       2.21%
 Year Ended June 30, 2001...............    1.000        0.056         (0.056)       1.000       5.71%
 April 10, 2000 to June 30, 2000 (a)....    1.000        0.013         (0.013)       1.000       1.35%

INSTITUTIONAL PRIME MONEY MARKET FUND (ADMINISTRATIVE CLASS)
 Six Months Ended December 31, 2004
 (Unaudited)............................    1.000        0.007         (0.007)       1.000       0.73%
 Year Ended June 30, 2004...............    1.000        0.009         (0.009)       1.000       0.88%
 Year Ended June 30, 2003...............    1.000        0.014         (0.014)       1.000       1.37%
 November 1, 2001 to June 30, 2002 (a)..    1.000        0.013         (0.013)       1.000       1.29%

TREASURY ONLY MONEY MARKET FUND (ADMINISTRATIVE CLASS)
 Six Months Ended December 31, 2004
 (Unaudited)............................    1.000        0.007         (0.007)       1.000       0.67%
 Year Ended June 30, 2004...............    1.000        0.008         (0.008)       1.000       0.76%
 Year Ended June 30, 2003...............    1.000        0.012         (0.012)       1.000       1.21%
 November 1, 2001 to June 30, 2002 (a)..    1.000        0.011         (0.011)       1.000       1.11%

GOVERNMENT MONEY MARKET FUND (ADMINISTRATIVE CLASS)
 Six Months Ended December 31, 2004
 (Unaudited)............................    1.000        0.007         (0.007)       1.000       0.73%
 Year Ended June 30, 2004...............    1.000        0.009         (0.009)       1.000       0.87%
 Year Ended June 30, 2003...............    1.000        0.013         (0.013)       1.000       1.30%
 November 1, 2001 to June 30, 2002 (a)..    1.000        0.012         (0.012)       1.000       1.21%

                                                       RATIOS/SUPPLEMENTARY DATA
                                          ----------------------------------------------------
                                                      RATIO OF       RATIO OF       RATIO OF
                                            NET       EXPENSES         NET         EXPENSES TO
                                          ASSETS,        TO         INVESTMENT       AVERAGE
                                           END OF     AVERAGE       INCOME TO      NET ASSETS
                                           PERIOD       NET          AVERAGE         WITHOUT
                                          (000'S)    ASSETS (c)   NET ASSETS (c)   WAIVERS (c)
                                          --------   ----------   --------------   -----------
GOVERNMENT MONEY MARKET FUND (CLASS S)
 Six Months Ended December 31, 2004
 (Unaudited)............................  $720,228     0.39%          1.28%          0.39%
 Year Ended June 30, 2004...............   728,456     0.39%          0.71%          0.39%
 Year Ended June 30, 2003...............   770,196     0.39%          1.13%          0.39%
 Year Ended June 30, 2002...............   699,907     0.37%          2.24%          0.39%
 Year Ended June 30, 2001...............   778,727     0.35%          5.33%          0.39%
 April 10, 2000 to June 30, 2000 (a)....   215,079     0.35%          5.97%          0.40%
INSTITUTIONAL PRIME MONEY MARKET FUND (ADMINISTRATIVE CLASS)
 Six Months Ended December 31, 2004
 (Unaudited)............................   475,065     0.26%          1.46%          0.26%
 Year Ended June 30, 2004...............   377,472     0.26%          0.88%          0.26%
 Year Ended June 30, 2003...............   834,748     0.26%          1.33%          0.26%
 November 1, 2001 to June 30, 2002 (a)..   543,963     0.25%          1.83%          0.27%
TREASURY ONLY MONEY MARKET FUND (ADMINISTRATIVE CLASS)
 Six Months Ended December 31, 2004
 (Unaudited)............................   139,755     0.24%          1.36%          0.24%
 Year Ended June 30, 2004...............   324,138     0.24%          0.76%          0.24%
 Year Ended June 30, 2003...............    63,703     0.24%          1.16%          0.24%
 November 1, 2001 to June 30, 2002 (a)..    31,289     0.24%          1.59%          0.24%
GOVERNMENT MONEY MARKET FUND (ADMINISTRATIVE CLASS)
 Six Months Ended December 31, 2004
 (Unaudited)............................    76,180     0.24%          1.43%          0.24%
 Year Ended June 30, 2004...............    98,212     0.24%          0.86%          0.24%
 Year Ended June 30, 2003...............   578,118     0.24%          1.14%          0.24%
 November 1, 2001 to June 30, 2002 (a)..    81,789     0.24%          1.72%          0.24%

------------

(a) Period from commencement of operations.

(b) Not annualized for periods less than one year.

(c) Annualized.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS       INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
                                                               December 31, 2004

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION:

   As of December 31, 2004 One Group Mutual Funds (the "Trust") was registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund (individually a "Fund", collectively the "Funds") only.

   The Trust had an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust was registered to offer fifty-three series and six classes of shares: Class I, Class A, Class B, Class C, Class S, and Administrative Class. The Funds were each authorized to issue Class I, Class S, and Administrative Class shares only. Shareholders were entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

   See Note 7 for Subsequent Events with respect to the reorganization of certain of the Funds and "redomiciliation" of the Trust as a Delaware statutory trust called JPMorgan Trust II.

   Under the Trust's organizational documents, its officers and trustees were indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust entered into contracts with its vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Securities are valued utilizing the amortized cost method which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

     REPURCHASE AGREEMENTS

     The Funds (except for the Treasury Only Money Market Fund) may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor"), an indirect wholly-owned subsidiary of JPMorgan Chase & Co., to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is valued at amortized cost. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

     SECURITIES LENDING

     To generate additional income, each Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on

ONE GROUP MUTUAL FUNDS       INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
                                                               December 31, 2004
Continued

 14

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

     the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

     Prior to December 6, 2004 the Advisor served as security lending agent and received a portion of the income earned on the investment of cash collateral. Also, prior to those dates, Bank One Trust Company, N.A. served as sub-custodian for the securities lending program and received a sub-custody fee based on the value of collateral received from borrowers.

     On December 6, 2004, the Funds' custodian JPMorgan Chase Bank, N.A. ("JPMCB") an affiliate of the Funds was appointed as lending agent. JPMCB receives a fee equal to (i) 6 basis points (.06 of 1%), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of U.S. Securities outstanding during a given month under this Lending Agreement; and (ii) 11.42 basis points (.1142 of 1%), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of non-U.S. Securities outstanding during a given month under this Lending Agreement. For the period December 6, 2004 to December 31, 2004, JPMCB has voluntarily reduced it fees to: (i) 5 basis points (.05 of 1%) for each Loan of U.S. Securities and (ii) 10 basis points (.1 of 1%) for each Loan of non-U.S. Securities, respectively. Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received.

     As of December 31, 2004, the following Funds had securities with the following market values on loan and for the period then ended, these Funds paid the following amounts to related party affiliates (amounts in thousands):

                                               SUB-CUSTODY    LENDING AGENT    MARKET VALUE OF     MARKET VALUE OF
       FUND                                     FEES PAID       FEES PAID        COLLATERAL*      LOANED SECURITIES
       ----                                    -----------    -------------    ---------------    -----------------
       Treasury Only Money Market Fund.......     $969             $30            $840,434            $823,955

       Government Money Market Fund..........        1              -- +            10,200               9,890

     -----------------

     +  Amount is less than $1,000.

     * The loaned securities were fully collateralized by U.S. government securities as of December 31, 2004.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

ONE GROUP MUTUAL FUNDS              INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL
REPORT                                                         December 31, 2004
Continued

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, if any, have been reclassified among the components of net assets.

     FEDERAL INCOME TAXES

     The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3. INVESTMENT ADVISORY, ADMINISTRATION, AND SHAREHOLDER SERVICING AGREEMENTS:

   The Trust and Advisor were parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.08% of the average daily net assets of the Treasury Only Money Market Fund and the Government Money Market Fund; and 0.10% of the average daily net assets of the Institutional Prime Money Market Fund. Effective February 19, 2005, the Advisor was renamed JPMorgan Investment Advisors Inc. and is paid at the fee rates shown in the table below:

                                                                       RATE AS OF
    FUND                                                            FEBRUARY 19, 2005
    ----                                                            -----------------
    Institutional Prime Money Market Fund.......................          0.08%

    Treasury Only Money Market Fund.............................          0.08%

    Government Money Market Fund................................          0.08%

   The Trust and One Group Administrative Services, Inc. (the "Administrator"), an affiliate of JPMorgan Chase & Co., were parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly at an annual rate of 0.05% of the Funds' average daily net assets. Effective February 19, 2005, the Administrator was renamed JPMorgan Funds Management, Inc. ("JPMFM") and the Trust became parties to an administration agreement with JPMorgan Funds. Under the administration agreement, the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.10% on the first $100 billion of the average daily net assets of all money market funds in the JPMorgan Fund Complex and 0.05% of the average daily net assets over $100 billion.

   The Funds' Class S and Administrative Class shares had distribution plans (the "Plans") pursuant to which the Funds paid various shareholder servicing agents, which may include the Advisor and its affiliates, a fee at an annual rate of 0.25% of the average daily net assets of the outstanding Class S shares and 0.10% of the average daily net assets of the outstanding Administrative Class shares. Pursuant to the terms of the Plan, the shareholder servicing agents have agreed to provide certain services to the holders of these shares.

   On August 12, 2004, the Board of Trustees approved and agreement with JPMCB, to act as the Funds' custodian. The transition to JPMCB from their previous service provider was completed on December 6, 2004. The Administrator provides fund accounting services under the Management and Administration Agreement. Fund accounting services were transitioned to JPMCB on December 6, 2004 from their prior service provider, but those services are still provided to the Funds under such Management and Administration Agreement with the Administrator. Effective February 19, 2005, fund accounting fees will be charged as an additional direct fee to the Funds, rather than being embedded in the fees under the Management and Administration Agreement, and the change is not anticipated to have a significant impact on the Funds' operations or their expenses.

ONE GROUP MUTUAL FUNDS       INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
                                                               December 31, 2004
Continued

 16

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

   The amounts paid to JPMCB by the Funds for custody services are as follows and are included in Custodian fees in the Statement of Operations (amounts in thousands):

                                                                    CUSTODY
    FUND                                                              FEES
    ----                                                            -------
    Institutional Prime Money Market Fund.......................      $43

    Treasury Only Money Market Fund.............................        5

    Government Money Market Fund................................       11

   The Advisor and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total operating expenses, through February 19, 2006, except for Institutional Prime Money Market Fund which is through October 31, 2006, for the following funds and amounts:

                                                                             ADMINISTRATIVE
    FUND                                                          CLASS I         CLASS         CLASS S
    ----                                                          -------    --------------     -------
    Institutional Prime Money Market Fund*......................    0.17%         0.27%          0.42%

    Treasury Only Money Market Fund*............................    0.17%         0.27           0.42

    Government Money Market Fund**..............................    0.17%         0.27           0.42

   Waivers in addition to those stated above are considered voluntary.

 * This contractual expense cap was in existence until February 19, 2005, at which time the Fund was acquired (see subsequent event footnote).

** Effective February 19, 2005, operating expenses will be limited to 0.14%, 0.24% and 0.39% for Class I, Administrative Class and Class S, respectively.

   Certain officers of the Trust are affiliated with the Advisor and the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

4. FINANCING ARRANGEMENT:

   The Trust and State Street Bank and Trust Company ("State Street") had a financing arrangement which expired November 23, 2004, under which State Street provided an unsecured uncommitted credit facility in the aggregate amount of $100 million. Interest on borrowings was payable at a rate determined by State Street at the time of borrowing. Effective November 23, 2004, the Trust and JPMCB entered into a financing arrangement under which JPMCB provides an unsecured uncommitted credit facility in the aggregate amount of $100 million. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. As of December 31, 2004, and for the period then ended, there were no loans outstanding.

5. INTERFUND LENDING ARRANGEMENT:

   The Funds and all other funds within the Trust received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Lending Facility ("Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other Fund within the Trust at rates beneficial to both the borrowing and lending funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund Loan Rate is determined by averaging the current repurchase agreement rate and the current bank

ONE GROUP MUTUAL FUNDS       INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
                                                               December 31, 2004
Continued

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

   loan rate. As of December 31, 2004, the Diversified Equity Fund and Large Cap Growth Fund had outstanding borrowings of $7,605,842 and $4,214,871, respectively, from the Institutional Prime Money Market Fund.

6. LEGAL MATTERS:

   On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in the Trust. Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

   On June 29, 2004, the Advisor entered into agreements with the Securities and Exchange Commission (the "SEC") and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In its settlement with the SEC, the Advisor consented to the entry of an order by the SEC (the "SEC Order") instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, the Advisor or its affiliates agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds. The settlement agreement with the NYAG also requires the Advisor to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over the next five years. In addition, the Advisor has agreed to undertakings relating to, among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an independent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease and desist from violations of certain provisions of the Investment Advisers Act of 1940 (the "Advisers Act") and the 1940 Act, (iv) additional fee-related disclosure to investors, and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrangements.

   Mark A. Beeson, the former president and chief executive officer of the Trust and a former senior managing director of the Trust, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment adviser or registered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

   In addition to the matters involving the SEC and NYAG, over 20 lawsuits have been filed in connection with these circumstances in various state and federal courts around the country. These actions have been transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods and the other was filed as a derivative action on behalf of the Trust and its series. The lawsuits generally relate to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

   These actions name as defendants, among others, Banc One Investment Advisors, Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of JPMorgan Investment Advisors), the Distributor, One Group Services Company (the Funds' former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond
   Fund), certain officers of the Trust and the Advisor, and certain current and former Trustees. The putative class action lawsuit also names the Trust as a defendant. These two actions collectively allege, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Fund's investment advisers and the Distributor, rescission of the distribution and service plans adopted under

ONE GROUP MUTUAL FUNDS       INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
                                                               December 31, 2004
Continued

 18

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

   Rule 12b-1 of the 1940 Act, and attorneys' fees. These lawsuits are ongoing and, accordingly, an estimate of the financial impact of these actions cannot currently be made.

   The Trust will be reimbursed for all costs associated with these matters to ensure that the Trust incurs no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

7. SUBSEQUENT EVENTS:

   In connection with the integration of the JPMorgan Funds and the Trust, the One Group Government Money Market Fund was renamed the JPMorgan U.S. Government Money Market Fund effective February 19, 2005.

     SERVICE PROVIDER CHANGES

     Effective February 19, 2005, JPMDS began providing certain shareholder services to the Funds under a separate Shareholder Servicing Agreement with the Funds. JPMDS receives a non-Rule 12b-1 shareholder servicing fee at an annual rate of 0.05% of the average daily net assets for Capital Class Shares, 0.10% for Institutional Class Shares, 0.15% for Agency Class Shares, 0.30% for Reserve and Premier Class Shares and 0.35% for Morgan Class Shares. JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which JPMDS will pay all or a portion of such financial intermediaries for performing such services.

     REORGANIZATION AND REDOMICILIATION OF ONE GROUP MUTUAL FUNDS

     On August 12, 2004, the Board of Trustees approved an Agreement and Plan of Reorganization and Redomiciliation providing for the reorganization and redomiciliation of each series of the Trust, as a corresponding series of JPMorgan Trust II, a Delaware statutory trust.

     At a special meeting of shareholders on January 20, 2005 and February 3, 2005 the shareholders of the Trust approved an Agreement and Plan of Reorganization and Redomiciliation providing for the reorganization and redomiciliation of each series of the Trust as a corresponding series of JPMorgan Trust II, a Delaware statutory trust. Effective after the close of business on February 18, 2005, pursuant to the Agreement and Plan of Reorganization and Redomiciliation, the Funds were each reorganized and redomiciled, by means of a tax-free reorganization, as a separate series of JPMorgan Trust II.

     As of February 19, 2005, the Trust is registered to offer forty-three series and twelve classes of shares.

MERGER OF FUNDS

On August 12, 2004, the Board of Trustees of the One Group Mutual Funds, and on August 19, 2004, the Board of Trustees of J.P. Morgan Mutual Fund Trust, each approved management's proposals to merge the following Funds:

                  TARGET FUND                                     ACQUIRING FUND
                  -----------                                     --------------
One Group Institutional Prime Money Market Fund   JPMorgan Prime Money Market Fund (a series of
                                                  J.P. Morgan Mutual Fund Trust)
One Group Treasury Only Money Market Fund         JPMorgan 100% U.S. Treasury Securities Money
                                                  Market Fund (a series of J.P. Morgan Mutual
                                                  Fund Trust)
One Group U.S. Government Securities Money        One Group Government Money Market Fund
  Market Fund and JPMorgan U.S. Government
  Money Market Fund (a series of J.P. Morgan
  Mutual Fund Trust)

The Agreement and Plan of Reorganization with respect to JPMorgan U.S. Government Money Market Fund was approved by the Target Fund's shareholders at a special meeting of shareholders held on January 20, 2005, and adjourned and reconvened on February 3, 2005. The Agreements and Plans of Reorganization with respect to the other Target Funds were

ONE GROUP MUTUAL FUNDS       INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
                                                               December 31, 2004
Continued

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

approved by each Target Fund's shareholders at a special meeting of those Target Fund's shareholders held on January 20, 2005.

The mergers were effective after the close of business on February 18, 2005. The Acquiring Funds acquired all of the assets and liabilities of each of the Target Funds as shown in the table below. The merger transactions were structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. Pursuant to each Agreement and Plan of Reorganization, shareholders of each of the Target Funds received a number of shares of the corresponding class in the corresponding Acquiring Fund with a value equal to their holdings in the Target Fund as of the close of business on the date of the reorganization.

ONE GROUP MUTUAL FUNDS       INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
                                                               December 31, 2004
Continued

 20

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

The following is a summary of Shares Outstanding, Net Assets and Net Asset Value Per Share immediately before and after the reorganization (amounts in thousands, except per share amounts).

                                                                         REORGANIZATION
                                                              -------------------------------------
                                                                                          NET ASSET
                                                                SHARES                      VALUE
                                                              OUTSTANDING   NET ASSETS    PER SHARE
                                                              -----------   -----------   ---------
TARGET FUND
One Group Institutional Prime Money Market Fund
  Class I...................................................  14,825,420    $14,825,395     $1.00
  Class S...................................................   7,304,303      7,304,385      1.00
  Administrative Class......................................  12,837,707     12,837,817      1.00
ACQUIRING FUND
JPMorgan Prime Money Market Fund
  Morgan Class..............................................   3,708,638      3,708,717      1.00
  Premier Class.............................................   1,171,410      1,171,415      1.00
  Agency Class..............................................     370,943        370,939      1.00
  Class B...................................................       5,410          5,401      1.00
  Class C...................................................         427            427      1.00
  Institutional Class.......................................  28,097,411     28,096,510      1.00
  Reserve Class.............................................     266,645        266,637      1.00
  Cash Management Class.....................................      60,285         60,281      1.00
POST REORGANIZATION
JPMorgan Prime Money Market Fund
  Morgan Class..............................................   3,708,638      3,708,717      1.00
  Premier Class.............................................   8,475,713      8,475,800      1.00
  Agency Class..............................................  13,208,650     13,208,756      1.00
  Class B...................................................       5,410          5,401      1.00
  Class C...................................................         427            427      1.00
  Institutional Class.......................................  28,097,411     28,096,510      1.00
  Reserve Class.............................................     266,645        266,637      1.00
  Cash Management Class.....................................      60,285         60,281      1.00
  Capital Class.............................................  14,825,420     14,825,395      1.00
TARGET FUND
One Group Treasury Only Money Market Fund
  Class I...................................................   2,002,826      2,002,704      1.00
  Class S...................................................     430,083        366,114      1.00
  Administrative Class......................................     134,234        134,217      1.00
ACQUIRING FUND
JPMorgan 100% U.S. Treasury Securities Fund
  Morgan Class..............................................   1,954,564      1,954,402      1.00
  Premier Class.............................................     366,115        430,099      1.00
  Agency Class..............................................     738,445        738,603      1.00
  Institutional Class.......................................   1,291,477      1,291,493      1.00
POST REORGANIZATION
JPMorgan 100% U.S. Treasury Securities Fund
  Morgan Class..............................................   1,954,564      1,954,402      1.00
  Premier Class.............................................     796,199        796,212      1.00
  Agency Class..............................................     872,678        872,820      1.00
  Institutional Class.......................................   1,291,477      1,291,493      1.00
  Capital Class.............................................   2,002,826      2,002,704      1.00
TARGET FUND
One Group U.S. Government Securities Money Market Fund
  Class I...................................................     116,106        116,103      1.00
  Class A...................................................     500,579        500,579      1.00

ONE GROUP MUTUAL FUNDS       INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
                                                               December 31, 2004
Continued

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

                                                                         REORGANIZATION
                                                              -------------------------------------
                                                                                          NET ASSET
                                                                SHARES                      VALUE
                                                              OUTSTANDING   NET ASSETS    PER SHARE
                                                              -----------   -----------   ---------
JPMorgan U.S. Government Money Market Fund
  Morgan Class..............................................   2,602,203    $ 2,602,083     $1.00
  Premier Class.............................................     718,251        718,244      1.00
  Institutional Class.......................................   2,277,485      2,277,446      1.00
  Agency Class..............................................   3,579,737      3,579,682      1.00
ACQUIRING FUND
One Group Government Money Market Fund
  Class I...................................................   5,228,080      5,228,080      1.00
  Class S...................................................     679,751        679,755      1.00
  Administrative Class......................................      64,748         64,749      1.00
POST REORGANIZATION
JPMorgan U.S. Government Money Market Fund
  Morgan Class..............................................   2,602,381      2,602,262      1.00
  Premier Class.............................................   1,514,108      1,514,102      1.00
  Institutional Class.......................................   2,277,485      2,277,446      1.00
  Agency Class..............................................   3,644,486      3,644,431      1.00
  Reserve Class.............................................     500,400        500,400      1.00
  Capital Class.............................................   5,228,080      5,228,081      1.00

ONE GROUP MUTUAL FUNDS       INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
                                                               December 31, 2004
Continued

 22

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
DECEMBER 31, 2004
(UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                            ENDING       EXPENSES PAID
                                                                            ACCOUNT      DURING PERIOD
                                                          BEGINNING         VALUE,         JULY 1 TO
                                                       ACCOUNT VALUE,    DECEMBER 31,    DECEMBER 31,
                                                        JULY 31, 2004        2004           2004(1)
                                                       ---------------   -------------   -------------
INSTITUTIONAL PRIME MONEY MARKET FUND
 Class I               Actual.............................  $1,000         $1,008           $0.83
                       Hypothetical(6)....................  $1,000         $1,024           $0.84
 Class S               Actual.............................  $1,000         $1,007           $2.09
                       Hypothetical(6)....................  $1,000         $1,023           $2.12
 Administrative Class  Actual.............................  $1,000         $1,007           $1.34
                       Hypothetical(6)....................  $1,000         $1,024           $1.35
TREASURY ONLY MONEY MARKET FUND
 Class I               Actual.............................  $1,000         $1,007           $0.72
                       Hypothetical(6)....................  $1,000         $1,024           $0.74
 Class S               Actual.............................  $1,000         $1,006           $1.98
                       Hypothetical(6)....................  $1,000         $1,023           $2.02
 Administrative Class  Actual.............................  $1,000         $1,007           $1.23
                       Hypothetical(6)....................  $1,000         $1,024           $1.25

                                            Components of Expenses Paid During Period(1)
                                      --------------------------------------------------------
                                      INVESTMENT                    SHAREHOLDER                  ANNUALIZED
                                       ADVISORY    ADMINISTRATION    SERVICING        OTHER       EXPENSE
                                       FEES(2)        FEES(3)         FEES(4)      EXPENSES(5)     RATIO
                                      ----------   --------------   ------------   -----------   ----------
INSTITUTIONAL PRIME MONEY MARKET FUND
 Class I               Actual.......... $0.51          $0.25           $  --          $0.07         0.16%
                       Hypothetical(6). $0.51          $0.26           $  --          $0.07         0.16%
 Class S               Actual.......... $0.51          $0.25           $1.26          $0.07         0.41%
                       Hypothetical(6). $0.51          $0.26           $1.28          $0.07         0.41%
 Administrative Class  Actual.......... $0.51          $0.25           $0.51          $0.07         0.26%
                       Hypothetical(6). $0.51          $0.26           $0.51          $0.07         0.26%
TREASURY ONLY MONEY MARKET FUND
 Class I               Actual.......... $0.40          $0.25           $  --          $0.07         0.14%
                       Hypothetical(6). $0.41          $0.26           $  --          $0.07         0.14%
 Class S               Actual.......... $0.40          $0.25           $1.26          $0.07         0.39%
                       Hypothetical(6). $0.41          $0.26           $1.28          $0.07         0.39%
 Administrative Class  Actual.......... $0.40          $0.25           $0.51          $0.07         0.24%
                       Hypothetical(6). $0.41          $0.26           $0.51          $0.07         0.24%

ONE GROUP MUTUAL FUNDS       INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
                                                               December 31, 2004

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD, CONTINUED
DECEMBER 31, 2004
(UNAUDITED)

                                                                            ENDING       EXPENSES PAID
                                                                            ACCOUNT      DURING PERIOD
                                                          BEGINNING         VALUE,         JULY 1 TO
                                                       ACCOUNT VALUE,    DECEMBER 31,    DECEMBER 31,
                                                        JULY 31, 2004        2004           2004(1)
                                                       ---------------   -------------   -------------
GOVERNMENT MONEY MARKET FUND
 Class I              Actual.............................  $1,000           $1,008           $0.70
                      Hypothetical(6)....................  $1,000           $1,024           $0.72
 Class S              Actual.............................  $1,000           $1,007           $1.96
                      Hypothetical(6)....................  $1,000           $1,023           $2.00
 Administrative Class Actual.............................  $1,000           $1,007           $1.21
                      Hypothetical(6)....................  $1,000           $1,024           $1.23

                                            Components of Expenses Paid During Period(1)
                                      --------------------------------------------------------
                                      INVESTMENT                    SHAREHOLDER                  ANNUALIZED
                                       ADVISORY    ADMINISTRATION    SERVICING        OTHER       EXPENSE
                                       FEES(2)        FEES(3)         FEES(4)      EXPENSES(5)     RATIO
                                      ----------   --------------   ------------   -----------   ----------
GOVERNMENT MONEY MARKET FUND
 Class I              Actual........... $0.40          $0.25           $  --          $0.05         0.14%
                      Hypothetical(6).. $0.41          $0.26           $  --          $0.05         0.14%
 Class S              Actual........... $0.40          $0.25           $1.26          $0.05         0.39%
                      Hypothetical(6).. $0.41          $0.26           $1.28          $0.05         0.39%
 Administrative Class Actual........... $0.40          $0.25           $0.51          $0.05         0.24%
                      Hypothetical(6).. $0.41          $0.26           $0.51          $0.05         0.24%

------------

(1) Expenses are equal to the Class' annualized expense ratio in the table above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(2) Investment Advisory Fees are paid to JPMorgan Investment Advisors Inc. ("JPMIA"), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co., for investment advisory services. See Notes to Financial Statements for details.

(3) Administration Fees are paid to JPMorgan Funds Management, Inc. ("JPMFM"), an affiliate of JPMorgan Chase & Co., for various administrative services, including among other things fund accounting, shareholder and broker/dealer service support, providing office space for the Funds, preparing and filing various forms required by the Securities and Exchange Commission, and working with the other service providers to the Funds to implement policies established by the Board of Trustees. See Notes to Financial Statements for details.

(4) Shareholder Servicing Fees are paid to various shareholder servicing agents, which may include the Advisor and its affiliates, for providing certain services to the holders of these shares. See Notes to Financial Statements for details.

(5) Other Expenses are paid to various service providers that are generally not affiliated with JPMorgan Chase & Co. The total dollar amount of these expenses for each Fund is shown in the Statement of Operations and includes items such as (i) custodian fees, (ii) legal fees, (iii) audit fees, (iv) Trustees fees and expenses, (v) transfer agent fees, (vi) registration fees, and (vii) printing and mailing fees.

(6) Represents the hypothetical 5% annual return before expenses.

ONE GROUP MUTUAL FUNDS       INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
                                                               December 31, 2004

 24

    INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
  ------------------------------------------------------------------------------

    SPECIAL MEETING OF SHAREHOLDERS                            DECEMBER 31, 2004
    (UNAUDITED)

A Special Meeting of Shareholders of One Group Mutual Funds (the "Trust") was held on January 20, 2005, at 522 Fifth Avenue, New York, New York 10036 for purposes of asking shareholders to consider the following proposals:

To approve amendments to One Group's Declaration of Trust to (i) remove the limitation on the maximum number of Trustees on the Board of Trustees, and (ii) permit further amendments to One Group's Declaration of Trust without the vote or consent of shareholders provided that such amendments do not adversely affect the economic value or legal rights of a shareholder. A majority of the shareholders of the Trust approved the amendments by the following votes:

                                                 FOR           AGAINST       ABSTAIN     BROKER NON-VOTES
                                            --------------   -----------   -----------   ----------------
Declaration of Trust......................  24,805,053,948   887,689,275   916,523,093     708,523,637

To elect thirteen (13) Trustees for each One Group. A majority of the shareholders of the Trust approved the election of each Trustee by the following votes:

                                                                   FOR           AGAINST
                                                              --------------   -----------
William J. Armstong.........................................  26,841,442,090   476,347,862
Roland E. Eppley, Jr. ......................................  26,823,235,586   494,554,366
John F. Finn................................................  26,835,823,235   481,966,717
Dr. Matthew Goldstein.......................................  26,844,013,885   473,776,066
Robert J. Higgins...........................................  26,849,172,856   468,617,096
Peter C. Marshall...........................................  26,840,836,323   476,953,629
Marilyn McCoy...............................................  26,847,164,507   470,625,445
William G. Morton, Jr. .....................................  26,835,592,802   482,197,150
Robert A. Oden, Jr. ........................................  26,842,235,400   475,554,552
Fergus Reid, III............................................  26,829,843,240   487,946,712
Frederick W. Ruebeck........................................  26,838,308,997   479,480,955
James J. Schonbachler.......................................  26,842,107,425   475,682,527
Leonard M. Spalding, Jr. ...................................  26,829,799,417   487,990,535

To approve an Agreement and Plan of Reorganization and Redomiciliation ("Redomiciliation Agreement"), pursuant to which One Group and each of its series (each a "Fund" and, collectively, the "Funds") would be reorganized and redomiciled as separate series of JPMorgan Trust II, a newly-created Delaware statutory trust. A majority of the shareholders of the Trust approved the Agreement and Plan of Reorganization by the following votes:

                                                FOR           AGAINST        ABSTAIN      BROKER NON-VOTES
                                           --------------   -----------   -------------   ----------------
Reorganization & Redomiciliation.........  25,126,061,483   408,639,962   1,074,564,870     708,523,637

A Special Meeting of Shareholders of Institutional Prime Money Market Fund and Treasury Only Money Market Fund was held on January 20, 2005, and a Special Meeting of Shareholders of Government Money Market Fund was held on January 20, 2005, and adjourned and reconvened on February 3, 2005, at 522 Fifth Avenue, New York, New York 10036 for purposes of asking shareholders to consider the following proposals:

To approve or disapprove the Agreements and Plans of Reorganization of the following Funds. A majority of the Shareholders of those Funds shareholders approved the Agreements and Plans of Reorganization by the following votes:

                                                       FOR           AGAINST       ABSTAIN     BROKER NON-VOTES
                                                  --------------   -----------   -----------   ----------------
One Group Institutional Prime Money Market
  Fund..........................................  11,439,737,636    56,979,666   550,901,478     117,518,244
One Group Treasury Only Money Market Fund.......   1,661,897,698   194,752,638     1,325,719      72,277,419

ONE GROUP MUTUAL FUNDS       INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
                                                               December 31, 2004

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SPECIAL MEETING OF SHAREHOLDERS                                DECEMBER 31, 2004
(UNAUDITED)

To approve the amendment or elimination of certain fundamental investment restrictions of the Funds in order to modernize the Funds' investment restrictions and to increase their investment flexibility. A majority of the shareholders of the following Funds approved the proposals by the following votes:

BORROWING OF MONEY                                     FOR           AGAINST       ABSTAIN     BROKER NON-VOTES
------------------                                --------------   -----------   -----------   ----------------
One Group Institutional Prime Money Market
  Fund..........................................  11,097,736,981   256,730,733   693,151,065     117,518,244
One Group Treasury Only Money Market Fund.......   1,612,035,519    52,274,730   193,665,806      72,277,419
One Group Government Money Market Fund..........   3,204,539,283   325,373,618   225,002,654     291,251,417

INVESTMENTS IN COMMODITIES AND COMMODITY CONTRACTS
One Group Institutional Prime Money Market
  Fund..........................................  11,017,075,676   339,501,970   691,041,134     117,518,244
One Group Treasury Only Money Market Fund.......   1,606,038,939    51,906,595   200,030,521      72,277,419
One Group Government Money Market Fund..........   3,194,377,593   100,125,014   460,412,949     291,251,417

INVESTMENTS FOR PURPOSES OF CONTROL
One Group Institutional Prime Money Market
  Fund..........................................  11,040,236,823   317,932,106   689,449,851     117,518,244
One Group Treasury Only Money Market Fund.......   1,644,061,989    13,883,545   200,030,521      72,277,419
One Group Government Money Market Fund..........   3,201,241,557    98,873,755   454,800,244     291,251,417

ONE GROUP MUTUAL FUNDS       INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
                                                               December 31, 2004

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

CONTACT JPMORGAN FUNDS DISTRIBUTION SERVICES AT 1-800-480-4111 FOR A FUND PROSPECTUS. YOU CAN ALSO VISIT US AT WWW.JPMORGANFUNDS.COM. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES AND RISK AS WELL AS CHARGES AND EXPENSES OF THE MUTUAL FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE MUTUAL FUND. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

No sooner than 30 days after the end of each month, the Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the Fund's website at www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the Commission's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record for the 12-month period ended June 30, 2004 is available on the SEC's website at www.sec.gov or at the Fund's website at www.jpmorgan.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

TOG-F-039 (2/05)                                [JPMorgan Logo]
                                                ASSET MANAGEMENT

                               SEMI-ANNUAL REPORT
                       SIX MONTHS ENDED DECEMBER 31, 2004

                                 JPMorgan Funds

                                     Money
                                     Market
                                     Funds


                                                              [JPMorgan Logo]
                                                              Asset Management

ONE GROUP MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Schedules of Portfolio Investments .........................    2

Statements of Assets and Liabilities .......................   24

Statements of Operations ...................................   25

Statements of Changes in Net Assets ........................   26

Financial Highlights .......................................   28

Notes to Financial Statements ..............................   31

Shareholder Expense Examples................................   39

Special Meeting of Shareholders.............................   41


IMPORTANT FUND FAMILY UPDATE

As was discussed in prior correspondence, the former JPMorgan Funds and One Group Funds were integrated on February 19, 2005. As shareholders, we hope you share our enthusiasm regarding our "new" fund family resulting from this successful integration. Over the next few weeks and months, you will be hearing more about our integration, and our newly combined fund family. Although the name has changed, our dedication to our investors is steadfast.

This Semi-Annual Report includes the One Group Mutual Funds' financial statements for the semi-annual period ended December 31, 2004 and as such uses the former One Group Fund names. Going forward we will be reporting using the new fund names. To learn more, see the "Subsequent Events" section of the "Notes to Financial Statements" portion of this book, which lists the new fund names.

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2004

 2

ONE GROUP PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION      VALUE($)
---------   ----------------------------  ---------
COMMERCIAL PAPER (15.3%):
Asset Backed (7.8%):
  71,533    Atlantis One Funding Corp.,
              2.44%, 3/17/05 (b)........     71,169
  75,000    HBOS Treasury Service PLC,
              2.44%, 3/17/05............     74,619
  57,000    K2 (USA) L.L.C., 2.04%,
              3/22/05 (b)...............     56,742
  34,290    Lexington Parker Capital
              Co., L.L.C., 2.07%,
              1/18/05 (b)...............     34,256
  55,074    Lexington Parker Capital
              Co., L.L.C., 2.06%,
              1/25/05 (b)...............     54,998
 100,000    Network Rail, 2.30%,
              2/7/05 (b)................     99,764
 100,000    Northern Rock PLC, 2.44%,
              3/18/05 (b)...............     99,485
  40,000    Scaldis Capital, 2.30%,
              2/1/05 (b)................     39,921
  45,000    Silver Tower US Fund L.L.C.,
              2.32%, 2/2/05 (b).........     44,907
  45,450    Stadshypotek Delaware, Inc.,
              2.29%, 2/2/05 (b).........     45,357
                                          ---------
                                            621,218
                                          ---------
Banking (4.1%):
  20,000    AB Spintab, 2.45%, 3/14/05..     19,902
 130,000    Barclays Bank, 2.39%,
              1/31/05...................    130,001
  80,000    HSBC Bank Canada, 2.00%,
              3/7/05 (b)................     79,711
  92,000    Skandin Ens Banken AG,
              2.32%, 2/4/05 (b).........     91,798
                                          ---------
                                            321,412
                                          ---------
Financial Services (3.4%):
  40,318    Fairway Financial Corp.,
              2.43%, 3/15/05 (b)........     40,119
  42,922    Fairway Financial Corp.,
              2.44%, 3/16/05 (b)........     42,707
 103,000    Goldman Sachs Group, Inc.,
              2.13%, 4/29/05*...........    103,000
  40,000    Mane Funding, 2.31%,
              2/1/05 (b)................     39,920
  45,250    Societe Generale, 2.35%,
              1/21/05...................     45,191
                                          ---------
                                            270,937
                                          ---------
  Total Commercial Paper                  1,213,567
                                          ---------
EXTENDABLE COMMERCIAL NOTES (1.6%):
Asset Backed (1.6%):
 125,000    ASAP Funding Ltd., 2.24%,
              2/2/05....................    124,751
                                          ---------
  Total Extendable Commercial Notes         124,751
                                          ---------

PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION      VALUE($)
---------   ----------------------------  ---------
CORPORATE NOTES/MEDIUM TERM NOTES (33.9%):
Asset Backed (18.6%):
  50,000    Blue Heron Funding Ltd.,
              2.44%, 5/18/05 (b)*.......     50,000
 105,000    Blue Heron Funding Ltd.,
              2.45%, 5/27/05 (b)*.......    105,000
 100,000    Dakota (Citibank Credit Card
              Master Trust), 2.18%,
              1/24/05 (b)...............     99,861
 100,000    Holmes Financing, PLC,
              2.35%, 4/15/05 (b)*.......    100,000
  46,500    Leafs L.L.C., 2.42%,
              2/22/05 (b)*..............     46,500
  20,000    Liberty Lighthouse U.S.
              Capital Co., L.L.C.,
              2.20%, 4/8/05 (b)*........     20,009
  80,000    Liberty Lighthouse U.S.
              Capital Co., L.L.C.,
              2.39%, 4/26/05 (b)*.......     79,995
 100,000    Links Finance L.L.C., 1.85%,
              5/19/05 (b)...............     99,932
  80,000    Premium Asset Trust, Series
              2003-5, 2.34%,
              7/1/08 (b)*...............     80,000
 168,000    Racers, Series 00-7-MM-A2,
              2.48%, 4/1/05 (b)*........    168,000
  70,000    Sigma Finance, Inc., 2.37%,
              1/21/05 (b)*..............     69,999
 100,000    Sigma Finance, Inc., 2.41%,
              6/15/05 (b)*..............     99,991
  50,000    Structured Asset Repackaged
              Trust, Series 03-8, 2.45%,
              10/15/08*.................     50,000
 240,000    Structured Products Asset
              Returns Certificates,
              2.14%, 1/26/05 (b)*.......    240,000
  95,000    Syndicated Loan Funding
              Trust, 2.54%,
              3/21/05 (b)*..............     95,000
  75,000    Syndicated Loan Funding
              Trust, Series 04-5, 2.53%,
              5/16/05 (b)*..............     75,000
                                          ---------
                                          1,479,287
                                          ---------
Banking (11.4%):
 254,000    Bayerische Landesbank, NY,
              2.41%, 12/24/15*..........    254,000
 225,000    Canadian Imperial Bank,
              Series YCD1, 2.45%,
              12/15/05*.................    225,000
 150,000    HBOS Treasury Services, PLC,
              2.39%, 11/20/07 (b)*......    150,000
 145,000    HBOS Treasury Services, PLC,
              2.27%, 1/30/09 (b)*.......    145,000
  75,000    Wells Fargo & Co., Series C,
              2.31%, 1/2/08*............     75,000

ONE GROUP MUTUAL FUNDS MONEY MARKET FUNDS SEMI-ANNUAL REPORT December 31, 2004 Continued

ONE GROUP PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION      VALUE($)
---------   ----------------------------  ---------
CORPORATE NOTES/MEDIUM TERM NOTES, CONTINUED:
Banking, continued:
  56,011    Wells Fargo Bank, 2.36%,
              1/20/05...................     56,011
                                          ---------
                                            905,011
                                          ---------
Financial Services (3.9%):
  60,000    Citigroup, Inc., 2.52%,
              12/12/05, Series A*.......     60,045
 150,000    GE Capital Corp., 2.36%,
              12/7/09*..................    150,000
 100,000    Wachovia Asset
              Securitization, Inc.,
              2.41%, 11/25/34 (b)*......    100,000
                                          ---------
                                            310,045
                                          ---------
  Total Corporate Notes/Medium Term
  Notes                                   2,694,343
                                          ---------
MUNICIPAL NOTES AND BONDS (3.2%):
Michigan (0.3%):
  27,635    Battle Creek Downtown
              Development, 2.47%,
              12/1/08*..................     27,635
                                          ---------
New Jersey (1.1%):
  86,500    New Jersey Economic
              Development Authority,
              Revenue, 2.42%, 2/15/29*..     86,500
                                          ---------
New York (1.8%):
 135,845    New York City Transitional
              Finance Authority,
              Revenue, Series B, 2.42%,
              5/1/30,
              LIQ: Westdeutsche
              Landesbank*...............    135,845
                                          ---------
  Total Municipal Notes and Bonds           249,980
                                          ---------
FUNDING AGREEMENTS (8.7%):
Insurance (8.7%):
  75,000    AIG Life Insurance, 2.09%,
              11/3/05 (b) (c)*..........     75,000
 100,000    Allstate Life Insurance Co.,
              2.55%, 5/13/05 (b) (c)*...    100,000
 100,000    Metropolitan Life Insurance
              Co., 2.56%, 5/15/05 (b)
              (c)*......................    100,000
  50,000    New York Life Insurance Co.,
              2.46%, 2/25/05 (b) (c)....     50,000
 315,000    Transamerica Life Insurance
              & Annuity Co., 2.33%,
              9/9/05 (b) (c)*...........    315,000
  50,000    Transamerica Life Insurance
              & Annuity Co., 2.08%,
              10/11/05 (b) (c)*.........     50,000
                                          ---------
  Total Funding Agreements                  690,000
                                          ---------
CERTIFICATES OF DEPOSIT (12.3%):
Banking (1.3%):
 100,000    Natexis Banques, 2.45%,
              3/16/05...................    100,000
                                          ---------
Domestic (2.9%):
  95,000    Alliance, 2.46%, 5/18/05....     95,000

PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION      VALUE($)
---------   ----------------------------  ---------
CERTIFICATES OF DEPOSIT, CONTINUED:
Domestic, continued:
  50,000    Citibank N.A., 2.21%,
              2/8/05....................     50,000
  85,000    HSBC Bank, 2.56%, 6/1/05....     85,000
                                          ---------
                                            230,000
                                          ---------
Euro (2.8%):
 125,000    BNP Paribas, 2.07%, 2/1/05..    125,000
 100,000    Landesbank Hessen-Thueringen
              GZ, 1.56%, 5/4/05.........    100,003
                                          ---------
                                            225,003
                                          ---------
Yankee (5.3%):
  75,000    Calyon Securities, 2.45%,
              3/16/05...................     75,000
 100,000    Deutsche Bank, Series YCD,
              1.40%, 2/14/05............    100,000
 100,000    Norddeutsche Landesbank,
              Series YCD, 1.44%,
              3/1/05....................     99,998
 148,000    Societe Generale, 2.00%,
              3/11/05...................    148,000
                                          ---------
                                            422,998
                                          ---------
  Total Certificates of Deposit             978,001
                                          ---------
U.S. GOVERNMENT AGENCY SECURITIES (6.6%):
Fannie Mae (4.4%):
 100,000    1.50%, 2/14/05*.............    100,000
 150,000    1.50%, 2/15/05*.............    149,995
 100,000    1.40%, 5/3/05...............    100,000
                                          ---------
                                            349,995
                                          ---------
Federal Home Loan Bank (2.2%):
  96,000    1.50%, 3/1/05...............     96,000
  80,000    1.40%, 3/29/05..............     80,000
                                          ---------
                                            176,000
                                          ---------
  Total U.S. Government Agency
  Securities                                525,995
                                          ---------
TIME DEPOSIT (21.6%):
Banking (21.6%):
 300,000    ABN AMRO Bank, 2.25%,
              1/3/05....................    300,000
 400,000    Bank of America, 1.50%,
              1/3/05....................    400,000
 100,000    BNP Paribas, 2.27%, 1/3/05..    100,000
 100,000    Danske Bank, 2.35%, 1/3/05..    100,000
  32,426    Fortis Bank, 2.25%,
              1/3/05....................     32,426
 384,994    Keybank, 1.50%, 1/3/05......    384,994
 125,000    National Australia Bank,
              2.26%, 1/3/05.............    125,000
 150,000    SK Enskilda Bank, 2.25%,
              1/3/05 (b)................    150,000
 119,111    Societe Generale, 2.25%,
              1/3/05....................    119,111
                                          ---------
  Total Time Deposit                      1,711,531
                                          ---------

ONE GROUP MUTUAL FUNDS MONEY MARKET FUNDS SEMI-ANNUAL REPORT December 31, 2004 Continued

 4

ONE GROUP PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION      VALUE($)
---------   ----------------------------  ---------
REPURCHASE AGREEMENTS (0.6%):
  50,000    Government Agency Joint
              Repurchase Agreement,
              (Proceeds at maturity
              $50,009, collateralized by
              various U.S. Government
              Agency Securities), 2.27%
              1/3/05....................     50,000
                                          ---------
  Total Repurchase Agreements                50,000
                                          ---------
Total (Amortized Cost $8,238,168) (a)     8,238,168
                                          =========

------------

Percentages indicated are based on net assets of $7,935,094.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets as is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A and/or Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(c) Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2004.

The following table represents the portfolio of investments by maturity schedule as a percentage of value of total investments:

                                      PRIME
                                  MONEY MARKET
                                      FUND
                                  ------------
Less than 8 Days                      33.4%
8 to 14 Days                           0.2%
15 to 30 Days                         22.2%
31 to 180 Days                        44.2%
181 to 365 Days                          --

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2004

ONE GROUP U.S. TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION      VALUE($)
---------   ----------------------------  ---------
U.S. TREASURY OBLIGATIONS (22.0%):
U.S. Treasury Bills (22.0%):
 150,000    1.88%, 1/27/05..............    149,797
  50,000    1.76%, 2/3/05...............     49,920
 100,000    2.04%, 2/10/05..............     99,773
  50,000    1.75%, 2/24/05..............     49,869
 100,000    2.26%, 5/12/05..............     99,179
 175,000    2.28%, 5/19/05..............    173,473
 100,000    2.35%, 5/26/05..............     99,053
 125,000    2.41%, 6/16/05..............    123,611
 150,000    2.46%, 6/23/05..............    148,227
                                          ---------
  Total U.S. Treasury Obligations           992,902
                                          ---------
REPURCHASE AGREEMENTS (78.1%):
 700,000    ABN Amro, Inc., (Proceeds at
              maturity $700,090,
              collateralized by various
              U.S. Treasury Securities),
              1.55%, 3/1/05.............    700,000
 300,000    Bear Stearns Co., Inc.,
              (Proceeds at maturity
              $300,056, collateralized
              by various U.S. Treasury
              Securities), 2.26%,
              1/3/05....................    300,000
 100,000    CS First Boston, (Proceeds
              at maturity $101,428,
              collateralized by various
              U.S. Treasury Securities),
              1.33% 2/22/05.............    100,000
 100,000    CS First Boston, (Proceeds
              at maturity $101,450,
              collateralized by various
              U.S. Treasury Securities),
              1.35% 2/22/05.............    100,000
 100,000    CS First Boston, (Proceeds
              at maturity $101,561,
              collateralized by various
              U.S. Treasury Securities),
              1.45% 3/1/05..............    100,000
 100,000    CS First Boston, (Proceeds
              at maturity $101,600,
              collateralized by various
              U.S. Treasury Securities),
              1.49% 5/2/05..............    100,000

PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION      VALUE($)
---------   ----------------------------  ---------
REPURCHASE AGREEMENTS, CONTINUED:
 395,360    Goldman Sachs, (Proceeds at
              maturity $395,386,
              collateralized by various
              U.S. Treasury Securities),
              0.79%, 1/3/05.............    395,360
 250,000    Morgan Stanley Co., Inc.,
              (Proceeds at maturity
              $250,033, collateralized
              by various U.S. Treasury
              Securities), 1.60%,
              1/3/05....................    250,000
 150,000    Treasury Joint Repurchase
              Agreement, (Proceeds at
              maturity $150,021,
              collateralized by various
              U.S. Treasury Securities),
              1.70%, 1/3/05.............    150,000
 950,000    Treasury Joint Repurchase
              Agreement, (Proceeds at
              maturity $950,119,
              collateralized by various
              U.S. Treasury Securities),
              1.50%, 1/3/05.............    950,000
 125,000    UBS Warburg LLC, (Proceeds
              at maturity $125,023,
              collateralized by various
              U.S. Treasury Securities),
              2.22%, 1/3/05.............    125,000
 250,000    UBS Warburg LLC, (Proceeds
              at Maturity $250,034,
              collateralized by various
              U.S. Treasury Securities),
              1.65%, 1/3/05.............    250,000
                                          ---------
  Total Repurchase Agreements             3,520,360
                                          ---------
Total (Amortized Cost $4,513,262) (a)     4,513,262
                                          =========

------------

Percentages indicated are based on net assets of $4,506,533.

(a) Aggregate cost for federal income tax purposes differs from cost for financial purposes by less than 2% of net assets and is therefore considered substantially the same.

The following table represents the portfolio of investments by maturity schedule as a percentage of value of total investments:

                                       U.S. TREASURY SECURITIES
                                          MONEY MARKET FUND
                                       ------------------------
Less than 8 Days.....................           78.0%
8 to 14 Days.........................              --
15 to 30 Days........................            3.3%
31 to 180 Days.......................           18.7%
181 to 365 Days......................              --

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2004

 6

ONE GROUP U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY SECURITIES (85.8%):
Fannie Mae (34.7%):
 10,000     1.63%, 1/3/05.....................   10,000
 35,000     1.50%, 2/14/05....................   34,975
 15,000     1.91%, 2/16/05*...................   14,963
 20,000     2.35%, 2/18/05*...................   20,000
  8,000     1.87%, 2/23/05....................    7,978
 28,450     1.40%, 2/25/05....................   28,424
 20,000     2.01%, 3/23/05....................   19,909
 15,000     2.44%, 3/23/05....................   14,918
 35,000     1.40%, 5/3/05.....................   35,001
 10,000     1.55%, 5/4/05.....................   10,000
 14,000     2.64%, 6/22/05....................   13,823
 25,000     2.33%, 12/9/05*...................   24,981
                                                -------
                                                234,972
                                                -------
Federal Farm Credit Bank (18.1%):
 25,000     2.28%, 2/10/05*...................   25,000
 15,000     2.32%, 3/17/05*...................   14,999
 10,000     1.65%, 5/17/05....................    9,978
 15,575     1.65%, 8/3/05.....................   15,510
 20,000     2.31%, 9/2/05*....................   20,000
 12,780     1.54%, 9/15/05....................   12,702
 25,000     2.30%, 2/24/06*...................   25,000
                                                -------
                                                123,189
                                                -------
Federal Home Loan Bank (21.9%):
  5,000     1.40%, 2/25/05....................    5,000
 20,000     2.10%, 2/25/05*...................   19,999
 10,000     1.50%, 3/1/05.....................   10,000
 10,000     1.40%, 3/23/05, Series IR05.......   10,000
 10,000     1.40%, 3/29/05....................   10,000

PRINCIPAL
AMOUNT($)          SECURITY DESCRIPTION         VALUE($)
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Federal Home Loan Bank, continued:
 15,000     2.30%, 4/7/05, Series 435*........   15,000
  5,000     1.30%, 4/25/05....................    5,000
 10,000     1.55%, 5/4/05.....................   10,000
 13,420     1.70%, 8/19/05, Series EB05.......   13,363
 25,000     1.96%, 4/20/06*...................   24,983
 25,000     2.17%, 5/16/06....................   24,978
                                                -------
                                                148,323
                                                -------
Freddie Mac (11.1%):
 10,000     2.00%, 3/21/05....................    9,956
 15,500     1.29%, 3/23/05*...................   15,462
 10,000     2.06%, 3/29/05....................    9,950
 20,000     2.42%, 9/9/05*....................   20,000
 20,000     2.00%, 10/7/05*...................   20,000
                                                -------
                                                 75,368
                                                -------
  Total U.S. Government Agency Securities       581,852
                                                -------
REPURCHASE AGREEMENTS (14.2%):
 21,717     Mortgage Backed Joint Repurchase
              Agreement, (Proceeds at maturity
              $21,721, collateralized by
              various U.S. Government Agency
              Securities), 2.29% 1/3/05.......   21,717
 75,000     UBS Warburg, (Proceeds at Maturity
              $75,014, collateralized by
              cash), 2.28% 1/3/05.............   75,000
                                                -------
  Total Repurchase Agreements                    96,717
                                                -------
Total (Amortized Cost $678,569)(a)              678,569
                                                =======

------------
Percentages indicated are based on net assets of $678,769.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2004.

The following table represents the portfolio of investments by maturity schedule as a percentage of value of total investments:

                                       U.S. GOVERNMENT SECURITIES
                                           MONEY MARKET FUND
                                       --------------------------
Less than 8 Days.....................            20.9%
8 to 14 Days.........................             3.7%
15 to 30 Days........................            13.3%
31 to 180 Days.......................            56.0%
181 to 365 Days......................             6.1%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2004

ONE GROUP MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION      VALUE($)
---------   ----------------------------  ---------
ANTICIPATION NOTES (9.5%):
California (2.1%):
 10,000     Oakland, Tax & Revenue, GO,
              3.00%, 7/27/05............     10,087
 18,000     State Revenue, Series A, GO,
              3.00%, 6/30/05............     18,111
                                          ---------
                                             28,198
                                          ---------
Ohio (1.4%):
  2,000     Cincinnati City School
              District, GO, 2.50%,
              9/9/05....................      2,012
  3,375     Erie County, Bond
              Anticipation Note, GO,
              2.00%, 4/13/05............      3,383
  1,250     Fairfield Township Road
              Improvement, GO, 2.25%,
              7/14/05...................      1,253
  4,000     Lakewood, GO, 2.25%,
              6/2/05....................      4,010
  3,500     Tallmadge City School
              District, GO, 3.00%,
              6/29/05...................      3,517
  1,275     West Chester Township, GO,
              2.05%, 8/11/05............      1,278
  2,750     Youngstown City School
              District, GO, 2.00%,
              3/9/05....................      2,753
                                          ---------
                                             18,206
                                          ---------
Pennsylvania (0.6%):
  8,500     Philadelphia School
              District, Tax & Revenue,
              GO, 3.00%, 6/30/05........      8,557
                                          ---------
Texas (2.6%):
 34,000     State Tax & Revenue, GO,
              3.00%, 8/31/05............     34,311
                                          ---------
Wisconsin (2.8%):
 10,000     Madison Metropolitan School
              District, Tax & Revenue,
              3.00%, 9/9/05.............     10,095
 25,700     Waukesha School District,
              Tax & Revenue, 3.00%,
              8/22/05...................     25,946
                                          ---------
                                             36,041
                                          ---------
  Total Anticipation Notes                  125,313
                                          ---------
TAX FREE COMMERCIAL PAPER (10.9%):
District of Columbia (0.8%):
 10,600     Metropolitan Washington DC
              Airport Authority, Series
              1999-A, 1.81%, 3/9/05.....     10,600
                                          ---------
Indiana (2.5%):
 15,000     Development Finance
              Authority, Pure Air on
              Lake Project, Series 1990-
              N, 1.72%, 2/3/05..........     15,000
 18,000     Development Finance
              Authority, Pure Air on
              Lake Project, Series 1991-
              P, 1.72%, 2/3/05..........     18,000
                                          ---------
                                             33,000
                                          ---------

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION      VALUE($)
---------   ----------------------------  ---------
TAX FREE COMMERCIAL PAPER, CONTINUED:
Maryland (1.4%):
 12,700     Johns Hopkins University,
              Series A, 1.84%, 3/2/05...     12,700
  5,900     Johns Hopkins University,
              Series A, 1.83%,
              3/10/05...................      5,900
                                          ---------
                                             18,600
                                          ---------
Michigan (3.3%):
 14,000     State Building Authority,
              Revenue, Series 4, 1.75%,
              1/20/05...................     14,000
 20,000     State Housing, Revenue,
              Series A, 1.87%, 2/1/05...     20,000
  9,460     University of Michigan,
              Series F, 1.75%,
              1/14/05...................      9,460
                                          ---------
                                             43,460
                                          ---------
Ohio (1.4%):
 10,000     Cuyahoga County, Series
              2004-B2, 1.87%, 1/19/05...     10,000
  8,830     Ohio State University,
              Series 2003-C, 1.83%,
              4/1/05....................      8,830
                                          ---------
                                             18,830
                                          ---------
Puerto Rico (1.5%):
  5,950     Government Bank, Series 1,
              1.80%, 2/11/05............      5,950
  8,000     Government Bank, Series 1,
              1.85%, 3/1/05.............      8,000
  5,653     Government Bank, Series 1,
              1.80%, 3/21/05............      5,653
                                          ---------
                                             19,603
                                          ---------
  Total Tax Free Commercial Paper           144,093
                                          ---------
MUNICIPAL NOTES AND BONDS (7.4%):
California (0.0%):
    330     Housing Financial Agency
              Revenue,
            Series U, 2.25%, 8/1/32*....        330
                                          ---------
Indiana (0.5%):
  4,580     Indianapolis Local Public
              Bank, 2.08%, 1/1/17, INS:
              MBIA (b)*.................      4,580
  2,680     State Housing Finance
              Authority, Single Family
              Mortgage Revenue, Series
              E-03, AMT, 1.25%,
              1/6/05....................      2,680
                                          ---------
                                              7,260
                                          ---------
Massachusetts (0.4%):
  5,400     State General Obligation,
              Series C42, 2.05%,
              12/1/24, INS: AMBAC, LIQ:
              Wachovia Bank (b)*........      5,400
                                          ---------

ONE GROUP MUTUAL FUNDS MONEY MARKET FUNDS SEMI-ANNUAL REPORT December 31, 2004 Continued

 8

ONE GROUP MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION      VALUE($)
---------   ----------------------------  ---------
MUNICIPAL NOTES AND BONDS, CONTINUED:
Michigan (1.0%):
  3,500     Forest Hills Public School,
              GO, 3.00%, 8/19/05........      3,521
  3,750     Municipal Bond Authority,
              Series B-1, GO, 3.00%,
              8/19/05...................      3,784
  6,545     State Housing Development
              Authority, Revenue, Series
              C, AMT, 2.01%, 6/1/30,
              INS: FSA, LIQ: Dexia
              Public Finance*...........      6,545
                                          ---------
                                             13,850
                                          ---------
New York (0.2%):
  3,000     Metropolitan Transportation
              Authority, Revenue, 2.02%,
              11/15/30, INS: FSA (b)*...      3,000
                                          ---------
Ohio (0.7%):
  4,580     Miami County Ohio Hospital
              Facilities, Revenue,
              2.08%, 5/1/21, (b)*.......      4,580
  4,580     Montgomery County Catholic
              Health, Revenue, Series
              B-1, 1.95%, 3/1/27*.......      4,580
                                          ---------
                                              9,160
                                          ---------
Oregon (1.6%):
  3,000     Housing and Community
              Services, Single Family,
              Revenue, 2.05%, 6/1/05....      3,000
  2,300     Housing and Community
              Services, Single Family,
              Revenue, Series 0, 2.00%,
              6/1/05....................      2,300
  4,000     State Housing & Community
              Services Department,
              Single Family Mortgage
              Revenue, Series M, 1.20%,
              7/1/19*...................      4,000
 10,000     State Housing & Community
              Services Department,
              Single Family Mortgage
              Revenue, Series N, AMT,
              1.25%, 7/1/19*............     10,000
                                          ---------
                                             19,300
                                          ---------
Pennsylvania (0.5%):
  6,455     Housing Finance Agency,
              Single Family Mortgage
              Revenue, Series 86B, AMT,
              1.99%, 4/1/35*............      6,455
                                          ---------
South Carolina (0.7%):
  9,000     State Association of
              Governmental
              Organizations, GO, 2.75%,
              4/15/05...................      9,031
                                          ---------

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION      VALUE($)
---------   ----------------------------  ---------
MUNICIPAL NOTES AND BONDS, CONTINUED:
Texas (1.8%):
 18,000     Brownsville Texas Utilities
              Systems Revenue, 1.80%,
              9/1/25, LOC: MBIA*........     17,999
  3,000     Brownsville Utilities System
              Revenue, Series B, 1.80%,
              9/1/25*...................      3,000
  1,750     Gulf Coast Texas Amoco, AMT,
              2.23%, 8/1/23*............      1,750
                                          ---------
                                             22,749
                                          ---------
  Total Municipal Notes and Bonds            96,535
                                          ---------
DAILY DEMAND NOTES (3.5%):
California (0.2%):
  2,700     Housing Financial Agency
              Revenue, Series M, 2.14%,
              8/1/32*...................      2,700
                                          ---------
Illinois (0.2%):
  3,100     Will County Exempt
              Facilities, Revenue,
              Chemical Company Project,
              2.23%, 3/1/28*............      3,100
                                          ---------
Michigan (0.3%):
  2,310     State Strategic Fund
              Revenue, Henry Ford
              Project, 2.17%, 12/1/33,
              LOC: Comerica Bank*.......      2,310
    950     State Strategic Fund,
              Limited Obligation
              Revenue, Detroit Symphony,
              Series A, 2.22%, 6/1/31,
              LOC: ABN AMRO*............        950
    300     University of Michigan,
              Hospital Revenue, Series
              98-A2, 2.15%, 12/1/24*....        300
                                          ---------
                                              3,560
                                          ---------
Ohio (2.2%):
  3,235     State Air Quality
              Development Authority,
              Revenue, Ohio Edison Co.
              Project, Series 88-C, AMT,
              2.15%, 9/1/18, LOC:
              Barclays Bank*............      3,235
  1,175     State Solid Waste Revenue,
              BP Products, Series B,
              AMT, 2.23%, 8/1/34, GTY:
              BP North America*.........      1,175
  2,385     State Solid Waste Revenue,
              BP Chemical, Inc. Project,
              AMT, 2.23%, 8/1/34, GTY:
              BP North America*.........      2,385
  5,500     State Solid Waste Revenue,
              BP Exploration & Oil
              Project, AMT, 2.23%,
              2/1/33, GTY: BP North
              America*..................      5,500

ONE GROUP MUTUAL FUNDS MONEY MARKET FUNDS SEMI-ANNUAL REPORT December 31, 2004 Continued

ONE GROUP MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION      VALUE($)
---------   ----------------------------  ---------
DAILY DEMAND NOTES, CONTINUED:
Ohio, continued:
  4,115     State Solid Waste Revenue,
              BP Exploration & Oil
              Project, AMT, 2.23%,
              8/1/34, GTY: BP North
              America*..................      4,115
  1,300     State Solid Waste Revenue,
              BP Exploration & Oil
              Project, Series 99, AMT,
              2.23%, 8/1/34, GTY: BP
              North America*............      1,300
  7,850     State Solid Waste Revenue,
              BP Products, AMT, 2.23%,
              8/1/34, GTY: BP North
              America*..................      7,850
  2,950     State Water Development
              Authority, Pollution
              Control Facilities
              Revenue, Edison Co.
              Project, Series B, 2.23%,
              9/1/18, LOC: Barclays
              Bank*.....................      2,950
                                          ---------
                                             28,510
                                          ---------
Texas (0.2%):
  2,800     Gulf Coast Waste Disposal
              Authority, Environmental
              Facilities, Revenue, Amoco
              Oil Co. Project, 2.23%,
              1/1/26, FRDO*.............      2,800
                                          ---------
Virginia (0.4%):
  2,300     King George County, IDA,
              Revenue, Birchwood Power
              Partners Project, AMT,
              2.30%, 11/1/25, LOC:
              Credit Suisse First
              Boston*...................      2,300
  2,700     King George County, IDA,
              Revenue, Birchwood Power
              Partners Project, AMT,
              2.30%, 3/1/27, LOC: Credit
              Suisse First Boston*......      2,700
                                          ---------
                                              5,000
                                          ---------
  Total Daily Demand Notes                   45,670
                                          ---------
WEEKLY DEMAND NOTES (65.1%):
Arizona (0.3%):
  4,345     Tucson, Single Family
              Mortgage Revenue, Roaring
              Fork Trust, Series 01-A,
              AMT, 2.14%, 1/1/34, GTY:
              FNMA, LIQ: Bank of New
              York (b)*.................      4,345
                                          ---------
Arkansas (0.3%):
  3,720     State Development Finance
              Authority, IDR, Semco,
              Inc. Project, AMT, 2.10%,
              12/1/19, LOC: Bank of
              America*..................      3,720
                                          ---------

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION      VALUE($)
---------   ----------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
California (1.7%):
 14,909     Federal Home Loan Mortgage
              Corp., Multi-Family
              Variable Certificates,
              Series M001, Class A, AMT,
              2.14%, 8/15/45 (b)*.......     14,909
  8,000     Statewide Communities
              Development Authority,
              Multi-Family, Revenue,
              2.04%, 4/1/40, LOC: Bank
              of America*...............      8,000
                                          ---------
                                             22,909
                                          ---------
Colorado (4.2%):
  1,200     Colorado Springs YMCA, Pikes
              Peak Project, 1.99%,
              11/1/22, LOC: Wells
              Fargo*....................      1,200
  9,600     Denver Airport System
              Revenue, AMT, 2.05%,
              11/15/25, LOC: Societe
              Generale*.................      9,600
  5,000     Denver City & County
              Apartment Revenue, Series
              A, 2.00%, 11/15/24, INS:
              CIFG*.....................      5,000
  8,500     Denver City & County
              Apartment Revenue, Series
              B, 2.04%, 11/15/24, INS:
              CIFG*.....................      8,500
  7,000     Denver City & County,
              Certificates of
              Participation, Wellington
              E Webb, Series 03-C,
              2.00%, 12/1/29, LOC:
              AMBAC, LIQ: Dexia Public
              Finance Bank*.............      7,000
  4,250     Denver City & County, Single
              Family Mortgage Revenue,
              AMT, 2.14%, 11/1/32, LIQ:
              Bank of New York (b)*.....      4,250
  2,940     El Paso County, Single
              Family Mortgage Revenue,
              AMT, 2.14%, 11/1/33, LIQ:
              Bank of New York (b)*.....      2,940
 15,000     Health Facilities, Catholic
              Health, Authority Revenue,
              Series B-4, 1.95%,
              3/1/23*...................     15,000
  2,440     School of Mines, EDC,
              Revenue, 2.04%, 9/1/26,
              LOC: Allied Irish Bank*...      2,440
                                          ---------
                                             55,930
                                          ---------

ONE GROUP MUTUAL FUNDS MONEY MARKET FUNDS SEMI-ANNUAL REPORT December 31, 2004 Continued

 10

ONE GROUP MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Florida (1.6%):
 11,000     Highlands County Health
              Facilities Authority, Revenue,
              Adventist Health System, Series
              2003-C, 2.06%, 11/15/21, LIQ:
              Adventist Health System*.......     11,000
  4,955     Palm Beach County, Multi-Family
              Housing Revenue, Caribbean
              Villas, AMT, 2.03%, 9/15/28,
              GTY: FNMA*.....................      4,955
  5,500     Palm Beach County, Revenue,
              Zoological Society, Inc.
              Project, AMT, 2.05%, 5/1/31,
              LOC: Northern Trust Co.*.......      5,500
                                               ---------
                                                  21,455
                                               ---------
Georgia (0.4%):
  5,000     Medical Center, Hospital
              Authority Revenue, Spring
              Harbor at Green Island, 2.00%,
              7/1/34*........................      5,000
                                               ---------
Idaho (0.4%):
  5,920     State University Foundation,
              Inc., Revenue, L.E. & Thelma
              Stephens Project, 1.99%,
              5/1/21, LOC: Wells Fargo
              Bank*..........................      5,920
                                               ---------
Illinois (3.4%):
  5,000     Carol Stream, Multi-Family
              Housing Revenue, St. Charles
              Square, AMT, 2.10%, 3/15/27,
              GTY: FNMA*.....................      5,000
  7,475     Chicago Board of Education,
              Merlots, Series A47, 2.06%,
              12/1/26, INS: FGIC, LIQ:
              Wachovia Bank (b)*.............      7,475
  2,871     Chicago O'Hare International
              Airport, Revenue, Second Lien,
              Series B, AMT, 2.05%, 1/1/18,
              LOC: Societe Generale*.........      2,871
 10,000     Chicago O'Hare International
              Airport, Revenue, Series 01-B6,
              AMT, 2.11%, 1/1/32, INS: AMBAC,
              LIQ: Wachovia Bank (b)*........     10,000
  7,635     Housing Development Authority,
              Multi-Family Revenue, Pheasant
              Ridge/ Hunter Apartments, AMT,
              2.08%, 2/1/32, LOC: ABN AMRO
              (b)*...........................      7,635
  7,600     Schaumberg Multi-family Housing
              Revenue, Windsong Apartments,
              2.10%, 2/1/24, LOC: Comerica
              Bank*..........................      7,600

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Illinois, continued:
  3,730     Will & Kankakee County
              Development Authority, IDR, JRS
              Realty Association L.L.C.
              Project A, AMT, 2.13%, 12/1/18,
              LOC: PNC Bank (b) *............      3,730
                                               ---------
                                                  44,311
                                               ---------
Indiana (0.6%):
  3,865     Health Facilities Financing
              Authority, Hospital Revenue,
              Mary Sherman Hospital, 2.01%,
              5/1/19, LOC: Fifth Third
              Bank*..........................      3,865
  2,100     Indianapolis Economic Development
              Revenue, Roth Companies, Inc.
              Project, AMT, 2.13%, 8/1/19*...      2,100
  1,350     Jasper Economic Development
              Revenue, Best Chairs, Inc.
              Project, AMT, 2.08%, 3/1/19,
              LOC: PNC Bank (b) *............      1,350
                                               ---------
                                                   7,315
                                               ---------
Iowa (1.9%):
  9,005     Finance Authority, Multi-Family
              Revenue, Prestwick Apartments,
              AMT, 2.14%, 6/20/36, LIQ: Bank
              of New York (b)*...............      9,005
 15,760     Finance Authority, Private School
              Facilities Revenue, 2.04%,
              6/1/19, LOC: Allied Irish Bank
              (b)*...........................     15,760
                                               ---------
                                                  24,765
                                               ---------
Kansas (1.9%):
  6,415     City of Independence, Matcor
              Metals, Inc., AMT, 2.15%,
              12/1/22, LOC: Comerica Bank
              (b)*...........................      6,415
 19,210     Sedgewick & Shawnee Counties,
              Single Family Mortgage Revenue,
              Roaring Fork Trust, Series
              01-B2, AMT, 2.14%, 12/1/33,
              LIQ: Bank of New York (b)*.....     19,210
                                               ---------
                                                  25,625
                                               ---------
Louisiana (0.5%):
  6,250     Public Facilities Authority,
              Revenue, 2.10%, 12/1/39*.......      6,250
                                               ---------
Maryland (0.5%):
  6,975     Carroll County, Fairhaven &
              Copper, Revenue, 2.03%, 1/1/34,
              LOC: Branch Banking & Trust*...      6,975
                                               ---------

ONE GROUP MUTUAL FUNDS MONEY MARKET FUNDS SEMI-ANNUAL REPORT December 31, 2004 Continued

ONE GROUP MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan (7.5%):
  7,320     ABN AMRO Munitops Certificates
              Trust, 2.03%, 5/1/12, INS: MBIA
              (b)*...........................      7,320
  3,165     City of Dearborn, EDC, Revenue,
              Henry Ford Village, 2.05%,
              10/1/23, LOC: Comerica Bank*...      3,165
  1,040     Grand Rapids Education, Revenue,
              Holland Home Project, 2.00%,
              11/1/20, LOC: Fifth Third
              Bank*..........................      1,040
  5,000     Higher Education Student Loan
              Authority, Revenue, Series
              X11-B, AMT, 2.01%, 10/1/13,
              INS: AMBAC, LIQ: Kredietbank
              KB*............................      5,000
  7,205     Higher Education Student Loan
              Authority, Revenue, Series B,
              Hope College, 2.03%, 4/1/32,
              LOC: Fifth Third Bank*.........      7,205
  1,970     Oakland University, Revenue,
              2.00%, 3/1/31, INS: FGIC*......      1,970
  1,135     State Hospital Finance Authority,
              Revenue, Hospital Equipment
              Loan Program, Series A, 2.01%,
              12/1/23, LOC: National City
              Bank*..........................      1,135
  3,250     State Hospital Finance Authority,
              Revenue, Southwestern Rehab,
              2.01%, 6/1/35, LOC: Fifth Third
              Bank*..........................      3,250
  9,000     State Notes Revenue, Series A,
              GO, 3.50%, 9/30/05.............      9,099
  1,700     State Strategic Fund, Limited
              Obligation Revenue, Saginaw
              Products Corp. Project, AMT,
              2.15%, 9/1/17, LOC: Comerica
              Bank (b)*......................      1,700
  1,740     State Strategic Fund, Limited
              Obligation Revenue, Pyper
              Products Corp. Project, AMT,
              2.15%, 10/1/18, LOC: Comerica
              Bank (b)*......................      1,740
  2,830     State Strategic Fund, Limited
              Obligation Revenue, JEB
              Properties, Inc. Project, AMT,
              2.15%, 9/1/30, LOC: Comerica
              Bank (b)*......................      2,830

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
  2,885     State Strategic Fund, Limited
              Obligation Revenue, Sterling
              Die & Engineering Project, AMT,
              2.15%, 8/1/35, LOC: Comerica
              Bank (b)*......................      2,885
  1,300     State Strategic Fund, Limited
              Obligation Revenue, MANS
              Project, AMT, 2.15%, 4/1/15,
              LOC: Comerica Bank*............      1,300
  2,600     State Strategic Fund, Limited
              Obligation Revenue, YMCA
              Greater Grand Rapids, 2.04%,
              7/1/34, LOC: Fifth Third
              Bank*..........................      2,600
  1,125     State University Revenue, Series
              00-A, 2.00%, 8/15/30, LIQ:
              Dexia Public Finance Bank*.....      1,125
  6,540     University of Michigan, Higher
              Education Revenue, 1.98%,
              4/1/32*........................      6,540
  6,000     University of Michigan, Hospital
              Revenue, 1.98%, 12/1/27*.......      6,000
 10,465     University of Michigan, Hospital
              Revenue, 1.98%, 12/1/27*.......     10,465
 22,725     Wayne County Airport, Series A,
              AMT, 2.02%, 12/1/16, INS:
              AMBAC, LIQ: Bayerische
              Landesbank*....................     22,725
                                               ---------
                                                  99,094
                                               ---------
Minnesota (0.2%):
  3,250     St. Paul Housing & Redevelopment
              Authority, Revenue, Derham Hall
              Project, 1.99%, 2/1/26, LOC:
              Allied Irish Bank*.............      3,250
                                               ---------
Mississippi (1.0%):
 13,830     Home Corp., Single Family
              Mortgage Revenue, Series 02A,
              Roaring Fork 02-2, 2.14%,
              6/1/34, LIQ: Bank of New York
              (b)*...........................     13,830
                                               ---------
Missouri (0.6%):
  8,450     Housing Development Commission,
              Single Family Housing Revenue,
              AMT, 2.12%, 3/1/34, LIQ: Bank
              of America (b)*................      8,450
                                               ---------

ONE GROUP MUTUAL FUNDS MONEY MARKET FUNDS SEMI-ANNUAL REPORT December 31, 2004 Continued

 12

ONE GROUP MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Montana (0.5%):
  6,030     State Board of Housing, Single
              Family Housing Revenue, Macon
              Trust 02-L, Series B-2, AMT,
              2.12%, 6/1/34, LIQ: Bank of
              America (b)*...................      6,030
                                               ---------
Nebraska (2.1%):
 27,577     America Public Energy Agency, Gas
              Supply Revenue, Series A,
              2.02%, 2/1/14, LIQ: Societe
              Generale*......................     27,577
    675     Investment Finance Authority,
              Single Family Housing Revenue,
              Series H, AMT, 2.14%, 9/1/17,
              LIQ: Bank of America (b)*......        675
                                               ---------
                                                  28,252
                                               ---------
North Carolina (2.4%):
 21,000     Capital Facilities Finance
              Agency, Student Revenue,
              Housing, NC A & T University
              Foundation Project, Series B,
              2.04%, 6/1/35, LIQ: Wachovia
              Bank*..........................     21,000
 11,200     Educational Facilities,
              Ravenscroft School, Financial
              Agency, Revenue, 1.99%, 8/1/20,
              LOC: Wachovia Bank*............     11,200
                                               ---------
                                                  32,200
                                               ---------
Ohio (10.0%):
  2,800     Cleveland Airport System,
              Revenue, Series C, 1.98%,
              1/1/31, INS: FSA, LIQ:
              Westdeutsche Landesbank*.......      2,800
  1,650     Cleveland Income Tax Revenue,
              Series 94, AMT, 1.94%, 5/15/24,
              INS: AMBAC, LIQ: Toronto
              Dominion*......................      1,650
  6,580     Cuyahoga County Health Care
              Facilities, Revenue, Series E,
              2.00%, 5/15/34, LOC: Lasalle
              Bank North America*............      6,580
  2,575     Cuyahoga County, Health Care
              Facilities, Revenue, Eliza
              Jennings Home Project, Series
              01, 2.03%, 2/1/31, LOC: ABN
              AMRO*..........................      2,575
  3,000     Franklin County Trinity Health
              Credit, Revenue, 1.95%,
              12/1/38, GTY: FGIC*............      3,000

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
  5,100     Franklin County, Trinity Health,
              Revenue, 2.00%, 12/1/38, INS:
              FGIC*..........................      5,100
  4,305     Housing Finance Agency, Revenue,
              Assisted Living Concepts,
              Series A-1, AMT, 2.06%, 7/1/18,
              LOC: US Bank*..................      4,305
  2,300     Housing Finance Agency, Revenue,
              Series A78, AMT, 2.11%, 9/1/13,
              LIQ: GNMA (b)*.................      2,300
  6,825     Kent State University, University
              Revenue, General Receipts,
              2.00%, 5/1/31, INS: MBIA, LIQ:
              Dexia Public Finance Bank*.....      6,825
  9,420     Lake County, Hospital Facilities
              Revenue, Lake Hospital Systems,
              Inc. Project, 2.07%, 12/1/32,
              INS: Radian Insurance, LIQ:
              Fleet National Bank*...........      9,420
  8,445     Lyndhurst, EDR, Hawken School
              Project, 2.03%, 5/1/27, LOC:
              National City Bank*............      8,445
  4,170     Mahoning County, Hospital
              Facilities Revenue, Forum
              Health Obligation Group, Series
              02-B, 2.03%, 12/1/27, LOC:
              Fifth Third Bank*..............      4,170
  5,000     Pike County, Health Care
              Facilities, Revenue, Hill View
              Retirement, 2.00%, 12/1/34,
              LOC: Fifth Third Bank*.........      5,000
  4,175     State Air Quality Development
              Authority, Revenue, JMG Funding
              Ltd. Partnership, Series A,
              AMT, 2.01%, 4/1/28, LOC:
              Westdeutsche Landesbank*.......      4,175
  1,875     State Air Quality Development
              Authority, Revenue, JMG Funding
              Ltd. Partnership, Series A,
              AMT, 2.01%, 4/1/29, LOC:
              Westdeutsche Landesbank*.......      1,875
  4,925     State Air Quality Development
              Authority, Revenue, JMG Funding
              Ltd. Partnership, Series B,
              AMT, 2.10%, 4/1/28, LOC:
              Westdeutsche Landesbank*.......      4,925

ONE GROUP MUTUAL FUNDS MONEY MARKET FUNDS SEMI-ANNUAL REPORT December 31, 2004 Continued

ONE GROUP MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
  1,200     State Air Quality Development
              Authority, Revenue, JMG Funding
              Ltd. Partnership, Series B,
              AMT, 2.10%, 4/1/29, LOC:
              Westdeutsche Landesbank*.......      1,200
  2,000     State Higher Education Facilities
              Revenue, John Carroll
              University, Series B, 2.01%,
              2/1/32, LOC: Allied Irish
              Bank*..........................      2,000
  8,675     Student Loan Funding Corp.,
              Cincinnati Student Loan
              Revenue, Series A-1, AMT,
              2.03%, 1/1/07, LIQ: SLMA
              (b)*...........................      8,675
 43,030     Student Loan Funding Corp.,
              Cincinnati Student Loan
              Revenue, Series A-2, AMT,
              2.03%, 8/1/10, LIQ: SLMA
              (b)*...........................     43,030
  3,080     Warren County, EDR, Ralph J.
              Stolle Countryside, 2.01%,
              8/1/20, LOC: Fifth Third Bank
              (b)*...........................      3,080
                                               ---------
                                                 131,130
                                               ---------
Oklahoma (0.5%):
  6,000     Industrial Authority, Hospital
              Revenue, Deaconess Health Care
              Corp., Series A, 2.12%,
              10/1/17, LOC: KBC Bank N.V.*...      6,000
                                               ---------
Other (9.5%):
  5,900     ABN AMRO Munitops Certificate
              Trust, 2.17%, 1/1/08, (b)*.....      5,900
 15,000     Charter Mac, Revenue, AMT, 2.05%,
              9/1/40, INS: MBIA (b)*.........     15,000
 24,500     Charter Mac, Revenue, AMT, 2.12%,
              4/1/43, INS: MBIA (b)*.........     24,500
 10,000     Charter Mac, Revenue, AMT, 2.12%,
              6/1/44, INS: MBIA (b)*.........     10,000
 12,000     Charter Mac, Revenue, AMT, 2.12%,
              8/1/45, INS: MBIA (b)*.........     12,000
 43,516     Clipper State Street Trust,
              Series 02-9, GO, 2.19%,
              10/1/08, LIQ: State Street Bank
              (b)*...........................     43,516
 14,994     Federal Home Loan Mortgage Corp.,
              Multi-Family Variable
              Certificates, Series M002,
              Class A, AMT, 2.19%,
              1/15/47 (b)*...................     14,994
                                               ---------
                                                 125,910
                                               ---------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Pennsylvania (3.9%):
 28,000     Delaware County Health Authority,
              Revenue, Mercy Health System,
              2.08%, 11/15/16, LOC:
              Westdeutsche Landesbank (b)*...     28,000
 10,000     Higher Education Assistance
              Agency, Student Loan Revenue,
              AMT, 2.05%, 6/1/31, INS: AMBAC,
              LIQ: Lloyds Bank*..............     10,000
 10,000     Lancaster County Hospital
              Authority, Revenue, Willow
              Valley, 2.09%, 12/1/32, INS:
              Radian Insurance, LIQ: Fleet
              National Bank*.................     10,000
  4,300     State Economic Development
              Finance Authority, Revenue,
              Fabtech, Inc. Project, Series
              98-D, AMT, 2.08%, 6/1/10, LOC:
              PNC Bank*......................      4,300
                                               ---------
                                                  52,300
                                               ---------
South Carolina (2.6%):
 15,000     State Economic Development
              Authority, central energy
              plant, Revenue, 2.08%, 8/15/32,
              LOC: Bank of America*..........     15,000
  8,300     State Educational Facilities
              Authority for Private Nonprofit
              Institutions, Converse College
              Project, 2.00%, 10/1/16, LOC:
              Bank of America (b)*...........      8,300
  8,650     State Jobs Economic Development
              Authority, Health Facilities,
              Revenue, 2.09%, 4/1/27, INS:
              Radian Insurance, LIQ: Wachovia
              Bank*..........................      8,650
  2,150     State Jobs Economic Development
              Authority, IDR, Facilities
              Leasing Project, AMT, 2.10%,
              12/1/13, LOC: Bank of America
              (b)*...........................      2,150
                                               ---------
                                                  34,100
                                               ---------
Texas (3.6%):
  7,560     Gulf Coast Waste Disposal
              Authority, Revenue, AMT, 2.04%,
              9/1/22, LOC: Wells Fargo*......      7,560
  3,400     Lower Neches Valley Authority,
              IDC, Onyx Environmental
              Services, AMT, 2.05%, 5/1/28,
              LOC: Fleet National Bank*......      3,400

ONE GROUP MUTUAL FUNDS MONEY MARKET FUNDS SEMI-ANNUAL REPORT December 31, 2004 Continued

 14

ONE GROUP MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Texas, continued:
  3,290     Lubbock Housing Finance Corp.,
              Roaring Fork Trust, Single
              Family Housing Revenue, Series
              01-1, Class A, AMT, 2.14%,
              10/1/30, LIQ: Bank of New York
              (b)*...........................      3,290
  5,180     Nacogdoches County, Hospital
              District Sales Tax Revenue,
              Series A59, 2.06%, 5/15/26,
              INS: AMBAC, LIQ: Wachovia Bank
              (b)*...........................      5,180
  5,200     San Antonio Health Facilities
              Development Corp., Revenue,
              CTRC Clinical Foundation
              Project, 1.99%, 6/1/20, LOC:
              Wells Fargo*...................      5,200
  6,900     State Department Housing &
              Community Affairs, Multi-Family
              Housing Revenue, Timber Point
              Apartments, Series A-1, AMT,
              2.03%, 9/1/32, GTY: FHLMC*.....      6,900
 10,470     Trinity River Authority, Solid
              Waste Disposal Revenue,
              Community Waste Disposal
              Project, AMT, 2.04%, 5/1/21,
              LOC: Wells Fargo*..............     10,470
  5,000     Wase Disposal Authorities,
              Environmental Facilities,
              Revenue, 2.10%, 12/1/39,*......      5,000
                                               ---------
                                                  47,000
                                               ---------
Washington (1.0%):
 13,000     Snohomish County Public Hospital,
              Revenue, 2.00%, 12/5/18, LOC:
              Bank of America*...............     13,000
                                               ---------
West Virginia (0.8%):
 10,800     Putnam County, Solid Waste
              Disposal Revenue, Toyota Motor
              Manufacturing Project, Series
              A, AMT, 2.02%, 8/1/29, GTY:
              Toyota*........................     10,800
                                               ---------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Wisconsin (0.5%):
  7,245     Housing & Economic Development
              Authority, Home Ownership
              Revenue, Series B, AMT, 2.00%,
              9/1/34, LIQ: State Street
              Bank*..........................      7,245
                                               ---------
Wyoming (0.7%):
  8,600     Green River, Solid Waste
              Disposal, Revenue, OCI Wyoming
              LP Project, AMT, 2.25%, 8/1/17,
              LOC: Comerica Bank*............      8,600
                                               ---------
  Total Weekly Demand Notes                      861,711
                                               ---------
MONTHLY DEMAND NOTES (4.5%):
District of Columbia (3.2%):
 42,300     Housing Finance Agency, Single
              Family Mortgage Revenue, AMT,
              2.42%, 12/24/53, GTY: GE
              (b)*...........................     42,300
                                               ---------
Oklahoma (1.3%):
 16,535     Canadian County, Home Finance
              Authority, Single Family
              Mortgage Revenue, Series A,
              AMT, 2.40%, 4/25/07 (b)*.......     16,535
                                               ---------
  Total Monthly Demand Notes                      58,835
                                               ---------
INVESTMENT COMPANIES (0.0%):
    231     Merrill Lynch Institutional Tax
              Exempt Fund....................        231
     37     TFIC Cash Reserve................         37
                                               ---------
  Total Investment Companies                         268
                                               ---------
Total (Amortized Cost $1,332,425) (a)          1,332,425
                                               =========

------------
Percentages indicated are based on net assets of $1,320,501.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2004.

ONE GROUP MUTUAL FUNDS MONEY MARKET FUNDS SEMI-ANNUAL REPORT December 31, 2004 Continued

ONE GROUP MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

The following table represents the portfolio of investments by maturity schedule as a percentage of value of total investments:

                                           MUNICIPAL
                                           Y MARKET
Less than 8 Days.....................        71.2%
8 to 14 Days.........................         0.7%
15 to 30 Days........................         6.3%
31 to 180 Days.......................        12.1%
181 to 365 Days......................         9.7%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2004

 16

ONE GROUP MICHIGAN MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
---------   ------------------------------  --------
TAX FREE COMMERCIAL PAPER (12.8%):
Michigan (10.9%):
  1,030     Government Bank, Series 1,
              1.81%, 2/11/05..............    1,030
  1,000     State Building Authority,
              Revenue, Series 4, 1.75%,
              1/20/05.....................    1,000
 10,300     State Housing, Revenue, Series
              A, 1.87%, 2/1/05............   10,300
  2,000     State Muni, Series 2001-A, GO,
              2.00%, 10/4/05..............    2,000
  3,505     University of Michigan, 1.85%,
              3/1/05......................    3,505
  2,000     University of Michigan, Series
              F, 1.75%, 1/14/05...........    2,000
                                            -------
                                             19,835
                                            -------
Puerto Rico (1.9%):
  1,241     Government Bank, Series 1,
              1.82%, 2/9/05...............    1,241
    750     Government Bank, Series 1,
              1.80%, 2/11/05..............      750
  1,440     Government Bank, Series 1,
              1.85%, 3/1/05...............    1,440
                                            -------
                                              3,431
                                            -------
  Total Tax Free Commercial Paper            23,266
                                            -------
MUNICIPAL NOTES AND BONDS (9.5%):
Michigan (8.5%):
  1,500     Birmingham City School
              District, GO, 7.00%,
              11/1/05.....................    1,560
  1,000     Eastern Michigan University,
              2.22%, 6/1/27*..............    1,000
  1,400     Forest Hills Public School,
              GO, 3.00%, 8/19/05..........    1,408
  2,300     Jackson Public Schools, GO,
              2.45%, 5/23/05, LOC:
              Comerica Bank...............    2,307
    700     Melvindale Tax Notes, GO,
              2.75%, 8/15/05..............      703
  4,500     Municipal Bond Authority,
              Series B-1, GO, 3.00%,
              8/19/05.....................    4,541
  3,500     State Building Authority,
              Revenue, 2.04%, 10/15/17,
              LIQ: Salomon Smith Barne
              (b)*........................    3,500
    500     State Comprehensive
              Transportation Revenue,
              Series A, 5.00%, 5/15/05,
              INS: FSA....................      506
                                            -------
                                             15,525
                                            -------

PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
---------   ------------------------------  --------
MUNICIPAL NOTES AND BONDS, CONTINUED:
Puerto Rico (1.0%):
  1,250     Electric Power Authority,
              Revenue, 2.00%, 7/1/19, LIQ:
              Citibank N.A. (b)*..........    1,250
    565     Puerto Rico Commonwealth,
              1.99%, 7/1/10, INS: FSA
              (b)*........................      565
                                            -------
                                              1,815
                                            -------
  Total Municipal Notes and Bonds            17,340
                                            -------
DAILY DEMAND NOTES (0.6%):
Michigan (0.6%):
    825     Jackson County Economic
              Development Corp., Limited
              Obligation Revenue, Vista
              Grande Villa, Series A,
              2.20%, 11/1/31, LOC: ABN
              AMRO*.......................      825
    190     State Strategic Fund Revenue,
              Henry Ford Project, 2.17%,
              12/1/33, LOC: Comerica
              Bank*.......................      190
                                            -------
  Total Daily Demand Notes                    1,015
                                            -------
WEEKLY DEMAND NOTES (78.2%):
Michigan (75.0%):
  4,000     ABN AMRO Munitops Certificates
              Trust, 2.03%, 5/1/12, INS:
              MBIA (b)*...................    4,000
  2,495     City of Detroit, Resource
              Recovery, Series 01-A, AMT,
              2.11%, 5/1/08, INS: AMBAC,
              LIQ: Wachovia (b)*..........    2,495
  2,835     Delta County, EDR, Corporate
              Environmental Improvement,
              Revenue, 2.06%, 4/15/27,
              GTY: Merrill Lynch, LIQ:
              Merrill Lynch (b)*..........    2,835
  4,685     Detroit Sewer Disposal System,
              Revenue, Merlot, Series 01-
              A112, 2.06%, 7/1/32, INS:
              MBIA, LIQ: Wachovia (b)*....    4,685
  4,300     Detroit, EDC, Waterfront
              Reclamation, Series A,
              2.00%, 5/1/09, LOC: Bank of
              America*....................    4,300
  1,100     Detroit, EDC, Waterfront
              Reclamation, Series B,
              2.00%, 5/1/09, LOC: Bank of
              America*....................    1,100
  2,410     Grand Rapids Education,
              Revenue, Holland Home
              Project, 2.00%, 11/1/20,
              LOC: Fifth Third Bank*......    2,410
  2,000     Grand Rapids, EDC, Revenue,
              Cornerstone University,
              2.03%, 5/1/34, LOC: National
              City Bank*..................    2,000
  3,000     Higher Education Facility
              Authority, Davenport
              University, 1.99%, 6/1/34,
              LOC: Fifth Third Bank*......    3,000

ONE GROUP MUTUAL FUNDS MONEY MARKET FUNDS SEMI-ANNUAL REPORT December 31, 2004 Continued

ONE GROUP MICHIGAN MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
---------   ------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
  2,420     Higher Education Student Loan
              Authority, Revenue, Series
              X11-B, AMT, 2.01%, 10/1/13,
              INS: AMBAC, LIQ: Kredietbank
              KB*.........................    2,420
    750     Higher Education Student Loan
              Authority, Revenue, Series
              B, Hope College, 2.03%,
              4/1/32, LOC: Fifth Third
              Bank*.......................      750
  2,425     Higher Education Student Loan
              Authority, Revenue, Series
              XII-Y, AMT, 2.01%, 9/1/36,
              INS: AMBAC, LIQ: Lloyds
              Bank*.......................    2,425
  2,555     Jackson County, EDC, Revenue,
              Industrial Steel Treating
              Co. Project, AMT, 2.15%,
              6/1/17, LOC: Comerica Bank
              (b)*........................    2,555
  1,000     Kalamazoo County, EDC,
              Revenue, WBC Properties Ltd.
              Project, 2.06%, 9/1/15, LOC:
              Fifth Third Bank*...........    1,000
  1,500     Kalamazoo, EDC, Revenue,
              Heritage Project, 2.00%,
              5/15/17, LOC: Fifth Third
              Bank*.......................    1,500
  6,205     Municipal Bond Authority,
              Revenue, Clean Water
              Project, Series 397, 2.02%,
              10/1/09, LIQ: Merrill Lynch
              (b)*........................    6,205
  2,520     Oakland County, EDC, Revenue,
              Graph Tech Project, 2.07%,
              4/1/28, LOC: ABN AMRO*......    2,520
  1,525     Oakland County, EDC, Revenue,
              IBC North America, Inc.
              Project, AMT, 2.15%, 7/1/18,
              LOC: Comerica Bank (b)*.....    1,525
  4,200     Oakland University, Revenue,
              2.00%, 3/1/31, INS: FGIC*...    4,200
  1,100     State Building Authority
              Revenue, 5.00%, 4/15/05.....    1,110
  5,000     State Building
              Authority,Revenue, Series
              517X, 2.03%, 10/15/10, INS:
              FSA, LIQ: Morgan Stanley
              (b)*........................    5,000
    600     State Grant Revenue, Series B,
              1.97%, 9/15/09*.............      600
    325     State Hospital Finance
              Authority, Revenue, Hospital
              Equipment Loan Program,
              Series A, 2.01%, 12/1/23,
              LOC: National City Bank*....      325
  3,630     State Housing Development
              Authority, Single Family
              Revenue, AMT, 2.07%, 6/1/11,
              INS: MBIA, LIQ: Landesbank
              Hessen-Thueringen (b)*......    3,630

PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
---------   ------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
  5,985     State Housing Development
              Authority, Multi-Family
              Housing Revenue, River Place
              Apartments, AMT, 2.03%,
              6/1/18, LOC: Bank of New
              York*.......................    5,985
  5,100     State Housing Development
              Authority, Multi-Family
              Housing Revenue, Taylor
              Apartments, Series A, 2.00%,
              8/15/32, GTY: FNMA*.........    5,100
  1,220     State Housing Development
              Authority, Rental Housing
              Revenue, Series A, AMT,
              2.00%, 4/1/37, INS: MBIA,
              LIQ: Landesbank Hessen-
              Thueringen*.................    1,220
  2,000     State Notes Revenue, Series A,
              GO, 3.50%, 9/30/05..........    2,022
  3,195     State Strategic Fund Revenue,
              Haven Christian, 2.03%,
              11/15/34, LOC: Sovereign
              Bank*.......................    3,195
  1,100     State Strategic Fund, EDC,
              Commercial Tool and Die,
              Inc., AMT, 2.13%, 4/1/12,
              LOC: ABN AMRO (b)*..........    1,100
    695     State Strategic Fund, EDC,
              Dennen lease L.L.C. Project,
              AMT, 2.19%, 4/1/10, LOC:
              Fifth Third Bank*...........      695
  2,200     State Strategic Fund, EDC,
              Rapid line, Inc. Project,
              AMT, 2.14%, 12/1/31, LOC:
              U.S. Bancorp (b)*...........    2,200
  2,000     State Strategic Fund, EDC,
              Steketee-Van Huis Project,
              AMT, 2.14%, 5/1/21, LOC:
              Fifth Third Bank (b)*.......    2,000
  2,795     State Strategic Fund, Limited
              Obligation Revenue, Wayne
              Disposal Oakland Project,
              AMT, 2.07%, 3/1/05, LOC:
              Comerica Bank*..............    2,795
  2,130     State Strategic Fund, Limited
              Obligation Revenue, Petosky
              Plastics, Inc. Project, AMT,
              2.15%, 8/1/16, LOC: Comerica
              Bank (b)*...................    2,130
  2,400     State Strategic Fund, Limited
              Obligation Revenue, Quincy,
              Inc. Project, AMT, 2.15%,
              12/1/22, LOC: Comerica Bank
              (b)*........................    2,400

ONE GROUP MUTUAL FUNDS MONEY MARKET FUNDS SEMI-ANNUAL REPORT December 31, 2004 Continued

 18

ONE GROUP MICHIGAN MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
---------   ------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
  3,400     State Strategic Fund, Limited
              Obligation Revenue,
              Artinian, Inc. Project, AMT,
              2.15%, 3/1/33, LOC: Comerica
              Bank*.......................    3,400
  2,475     State Strategic Fund, Limited
              Obligation Revenue, DuoForm
              Acquisition Project, AMT,
              2.14%, 7/1/21, LOC: Wachovia
              Bank (b)*...................    2,475
  1,700     State Strategic Fund, Limited
              Obligation Revenue, MANS
              Project, AMT, 2.15%, 4/1/15,
              LOC: Comerica Bank*.........    1,700
  1,630     State Strategic Fund, Revenue,
              Atmosphere Heat Treating
              Project, AMT, 2.15%, 8/1/27,
              LOC: Comerica (b)*..........    1,630
  2,275     State Strategic Fund, Revenue,
              Custom Profile Project, AMT,
              2.14%, 1/1/26, LOC: U.S.
              Bancorp (b)*................    2,275
    255     State Strategic Fund, Revenue,
              Ironwood Plastics, Inc.
              Project, AMT, 2.19%,
              11/1/11, LOC: National City
              Bank*.......................      255
    700     State Strategic Fund, Revenue,
              Pinnacle Molded Plastics,
              AMT, 2.13%, 11/1/09, LOC:
              ABN AMRO*...................      700
  3,945     State Strategic Fund, Revenue,
              Scolan II Project, AMT,
              2.09%, 5/1/24, LOC: ABN-
              AMRO (b)*...................    3,945
  3,150     State Strategic Fund, Revenue,
              Tim Properties L.L.C.
              Project, AMT, 2.09%, 5/1/25,
              LOC: Fifth Third Bank*......    3,150
  1,500     State Strategic Fund, Revenue,
              Washtenaw Christian Project,
              2.00%, 11/1/33, LOC: ABN
              AMRO (b)*...................    1,500
  3,780     State University Revenue,
              Series 00-A, 2.00%, 8/15/30,
              LIQ: Dexia Public Finance
              Bank*.......................    3,780
    280     State University Revenue,
              Series 00-A, 2.00%, 8/15/30,
              LIQ: Dexia Public Finance
              Bank*.......................      280

PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
---------   ------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
  5,144     Strategic Fund Solid Waste
              Disposal, Revenue, AMT,
              Grayling Generating Project,
              2.02%, 1/1/14, LOC:
              Barclay's Bank, New York*...    5,144
    100     University of Michigan,
              Hospital Revenue, 1.98%,
              12/1/27*....................      100
    100     University of Michigan,
              Hospital Revenue, 1.98%,
              12/1/27*....................      100
  4,300     Wayne County Airport, Series
              A, AMT, 2.01%, 12/1/08, INS:
              FSA, LIQ: Bayerische
              Landesbank*.................    4,300
  5,690     Wayne County Airport, Series
              A, AMT, 2.02%, 12/1/16, INS:
              AMBAC, LIQ: Bayerische
              Landesbank*.................    5,690
  2,625     Wayne County Apartment,
              Revenue, 2.02%, 12/1/28,
              LIQ: Societe Generale*......    2,625
    300     Wayne County Apartment,
              Revenue, 2.01%, 12/1/32,
              INS: FGIC*..................      300
                                            -------
                                            136,781
                                            -------
Puerto Rico (3.2%):
  3,820     Public Building Authority,
              Revenue, Series B, PA-577,
              1.99%, 7/1/27, INS: AMBAC,
              LIQ: Merrill Lynch (b)*.....    3,820
  2,000     Public Building Authority,
              Revenue, Tic Toc, Series 1,
              GO, State Strategic Fund,
              EDC, Steketee-Van Huis
              Project, AMT, 2.00%, 4/1/27,
              LIQ: Bank of New York
              (b)*........................    2,000
                                            -------
                                              5,820
                                            -------
  Total Weekly Demand Notes                 142,601
                                            -------
Total (Amortized Cost $184,222) (a)         184,222
                                            =======

------------

Percentages indicated are based on net assets of $182,194.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

 * Variable rate securities. The interest rate, which will change periodically, is based on an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect on December 31, 2004.

ONE GROUP MUTUAL FUNDS MONEY MARKET FUNDS SEMI-ANNUAL REPORT December 31, 2004 Continued

ONE GROUP MICHIGAN MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(UNAUDITED)

The following table represents the portfolio of investments by maturity schedule as a percentage of value of total investments:

                                       MICHIGAN MUNICIPAL
                                       MONEY MARKET FUND
                                       ------------------
Less than 8 Days.....................        79.7%
8 to 14 Days.........................         1.1%
15 to 30 Days........................         0.6%
31 to 180 Days.......................        12.0%
181 to 365 Days                               6.6%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2004

 20

ONE GROUP OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
---------   ------------------------------  --------
ANTICIPATION NOTES (9.8%):
Ohio (9.8%):
  2,150     Butler County, GO, AMT, 2.75%,
              6/9/05......................    2,157
  1,000     Butler County, Series A, GO,
              2.00%, 3/11/05..............    1,002
  1,000     Cincinnati City School
              District, GO, 2.50%,
              9/9/05......................    1,006
  1,250     Fairfield Township Road
              Improvement, GO, 2.25%,
              7/14/05.....................    1,253
  1,263     Lakewood, GO, 2.25%, 6/2/05...    1,267
  3,000     Tallmadge City School
              District, GO, 3.00%,
              6/29/05.....................    3,014
  1,000     West Chester Township, GO,
              2.05%, 8/11/05..............    1,003
  1,000     Youngstown City School
              District, GO, 2.00%,
              3/9/05......................    1,001
                                            -------
  Total Anticipation Notes                   11,703
                                            -------
TAX FREE COMMERCIAL PAPER (7.9%):
Ohio (3.3%):
  3,000     Ohio State University, Series
              2003-C, 1.83%, 3/1/05.......    3,000
  1,000     Ohio State University, Series
              2003-C, 1.83%, 4/1/05.......    1,000
                                            -------
                                              4,000
                                            -------
Puerto Rico (4.6%):
  1,195     Government Bank, Series 1,
              1.85%, 2/1/05...............    1,195
  3,300     Government Bank, Series 1,
              1.80%, 2/11/05..............    3,300
  1,000     Government Bank, Series 1,
              1.85%, 3/1/05...............    1,000
                                            -------
                                              5,495
                                            -------
  Total Tax Free Commercial Paper             9,495
                                            -------
MUNICIPAL NOTES AND BONDS (8.8%):
Ohio (3.7%):
  3,105     State Highway Capital Revenue,
              Series F, GO, 5.00%,
              5/1/05......................    3,136
    790     University of Toledo General
              Receipts, Revenue, 2.22%,
              6/1/32*.....................      790
    420     Montgomery County Catholic
              Health, Revenue, Series B-1,
              1.95%, 3/1/27*..............      420
                                            -------
                                              4,346
                                            -------
Puerto Rico (5.1%):
  4,090     Puerto Rico Commonwealth,
              1.99%, 7/1/10, INS: FSA
              (b).........................    4,090
  2,000     Puerto Rico Commonwealth,
              1.99%, 7/1/16 (b)*..........    2,000
                                            -------
                                              6,090
                                            -------

PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
---------   ------------------------------  --------
MUNICIPAL NOTES AND BONDS, CONTINUED:
Puerto Rico, continued:
  Total Municipal Notes and Bonds            10,436
                                            -------
DAILY DEMAND NOTES (3.7%):
Ohio (3.7%):
    300     State Solid Waste Revenue, BP
              Products, Series B, AMT,
              2.23%, 8/1/34, GTY: BP North
              America*....................      300
    265     State Solid Waste Revenue, BP
              Chemical, Inc. Project, AMT,
              2.23%, 8/1/34, GTY: BP North
              America*....................      265
  3,450     State Solid Waste Revenue, BP
              Exploration & Oil Project,
              AMT, 2.23%, 2/1/33, GTY: BP
              North America*..............    3,450
    180     State Solid Waste Revenue, BP
              Exploration & Oil Project,
              AMT, 2.23%, 8/1/34, GTY: BP
              North America*..............      180
     35     State Solid Waste Revenue, BP
              Products, AMT, 2.23%,
              8/1/34, GTY: BP North
              America*....................       35
    150     State Water Development
              Authority, Pollution Control
              Facilities Revenue, Edison
              Co. Project, Series B,
              2.23%, 9/1/18, LOC: Barclays
              Bank*.......................      150
                                            -------
  Total Daily Demand Notes                    4,380
                                            -------
WEEKLY DEMAND NOTES (69.7%):
Ohio (69.7%):
  5,000     ABN AMRO Munitops Certificates
              01-7, GO, 2.03%, 12/1/07,
              INS: AMBAC (b)*.............    5,000
    150     Cleveland Airport System,
              Revenue, Series C, 1.98%,
              1/1/31, INS: FSA, LIQ:
              Westdeutsche Landesbank*....      150
  1,770     Cleveland Airport System,
              Revenue, Series D, AMT,
              2.01%, 1/1/27, LOC:
              Westdeutsche Landesbank*....    1,770
  2,000     Cleveland Airport System,
              Revenue, Series PT-799, AMT,
              2.08%, 1/1/11, INS: FSA,
              LIQ:
              Merrill Lynch (b)*..........    2,000
    496     Cleveland Income Tax Revenue,
              Series 94, AMT, 1.94%,
              5/15/24, INS: AMBAC, LIQ:
              Toronto Dominion*...........      496
  1,375     Cuyahoga County Health Care
              Facilities, Revenue, Series
              E, 2.00%, 5/15/34, LOC:
              Lasalle Bank North
              America*....................    1,375

ONE GROUP MUTUAL FUNDS MONEY MARKET FUNDS SEMI-ANNUAL REPORT December 31, 2004 Continued

ONE GROUP OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
---------   ------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
  1,500     Cuyahoga County, Cultural
              Facilities, Revenue,
              Playhouse Square Foundation
              Project, 2.00%, 11/15/34,
              LOC: Fifth Third Bank*......    1,500
  2,300     Cuyahoga County, EDR, Gilmore
              Academy Project, 2.01%,
              2/1/22, LOC: Fifth Third
              Bank (b)*...................    2,300
  1,825     Cuyahoga County, Health Care
              Facilities, Revenue, Eliza
              Jennings Home Project,
              Series 01, 2.03%, 2/1/31,
              LOC: ABN AMRO*..............    1,825
  2,500     Cuyahoga County, Health Care
              Facilities, Revenue, Eliza
              Jennings Older Project,
              2.06%, 11/1/23,
              LOC: Fifth Third Bank*......    2,500
  3,000     Franklin County Trinity Health
              Credit, Revenue, 1.95%,
              12/1/38, GTY: FGIC*.........    3,000
  1,990     Franklin County, Health Care
              Facilities Revenue,
              Friendship Village Dublin,
              Series A, 2.00%, 11/1/22,
              LOC: Lasalle Bank North
              America*....................    1,990
  4,810     Franklin County, Health Care
              Facilities Revenue,
              Refunding & Improvement,
              Series B, 2.03%, 7/1/33,
              LOC: National City Bank*....    4,810
  3,965     Franklin County, Hospital
              Revenue, Series II-R55,
              2.03%, 6/1/17, LIQ:
              Citigroup (b)*..............    3,965
  5,550     Franklin County, Multi-Family
              Revenue, Ashton Square
              Apartments Project, AMT,
              2.03%, 6/15/32, GTY:
              FNMA*.......................    5,550
  1,500     Hamilton County, Hospital
              Facilities Revenue,
              Children's Hospital Medical
              Center, Series A, 2.01%,
              5/15/17,
              LOC: PNC Bank*..............    1,500
  2,560     Hamilton County, Hospital
              Facilities Revenue, Health
              Alliance,
              Series 97-F, 2.01%, 1/1/18,
              INS: MBIA, LIQ: Credit
              Suisse Group*...............    2,560
  5,305     Housing Finance Agency,
              Revenue, Assisted Living
              Concepts, Series A-1, AMT,
              2.06%, 7/1/18,
              LOC: US Bank*...............    5,305
  2,340     Housing Finance Agency,
              Revenue, Merlots Series A34,
              AMT, 2.11%, 9/1/22, GTY:
              FHLB, LIQ:
              Wachovia Bank (b)*..........    2,340

PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
---------   ------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
  1,040     Huron County, Economic
              Revenue, Norwalk Furniture
              Project, AMT, 2.15%,
              11/1/21,
              LOC: Comerica Bank (b)*.....    1,040
    480     Kent State University,
              University Revenue, General
              Receipts, 2.00%, 5/1/31,
              INS: MBIA, LIQ: Dexia Public
              Finance Bank*...............      480
  1,550     Lake County, Hospital
              Facilities Revenue, Lake
              Hospital Systems, Inc.
              Project, 2.07%, 12/1/32,
              INS: Radian Insurance, LIQ:
              Fleet National Bank*........    1,550
  1,700     Lake County, Revenue, Pressure
              Technology, AMT, 2.14%,
              7/1/09,
              LOC: Wachovia Bank*.........    1,700
  1,550     Lyndhurst, EDR, Hawken School
              Project, 2.03%, 5/1/27,
              LOC: National City Bank*....    1,550
    365     Mahoning County, Hospital
              Facilities Revenue, Forum
              Health Obligation Group,
              Series 02-B, 2.03%, 12/1/27,
              LOC: Fifth Third Bank*......      365
  4,763     Montgomery County, Revenue,
              Pedcor Lyons Gate Project,
              AMT, 2.05%, 1/1/29, GTY:
              FHLB*.......................    4,763
  2,125     State Air Quality Development
              Authority, Revenue, JMG
              Funding Ltd. Partnership,
              Series B, AMT, 2.10%,
              4/1/28,
              LOC: Westdeutsche
              Landesbank*.................    2,125
  4,800     State Air Quality Development
              Authority, Revenue, JMG
              Funding Ltd. Partnership,
              Series B, AMT, 2.10%,
              4/1/29,
              LOC: Westdeutsche
              Landesbank*.................    4,800
  2,070     State Higher Education
              Facilities Revenue, John
              Carroll University, Series
              A, 2.01%, 11/15/31,
              LOC: Allied Irish Bank*.....    2,070
  2,600     State Higher Education
              Facilities Revenue, John
              Carroll University, Series
              B, 2.01%, 2/1/32,
              LOC: Allied Irish Bank*.....    2,600
  1,700     State Higher Education
              Facilities Revenue, Xavier
              University Project, Series
              B, 1.92%, 11/1/30,
              LOC: US Bank*...............    1,700

ONE GROUP MUTUAL FUNDS MONEY MARKET FUNDS SEMI-ANNUAL REPORT December 31, 2004 Continued

 22

ONE GROUP OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
---------   ------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
    825     Student Loan Funding Corp.,
              Cincinnati Student Loan
              Revenue, Series A-1, AMT,
              2.03%, 1/1/07, LIQ: SLMA
              (b)*........................      825
  2,970     Student Loan Funding Corp.,
              Cincinnati Student Loan
              Revenue, Series A-2, AMT,
              2.03%, 8/1/10, LIQ: SLMA
              (b)*........................    2,970
  1,900     Warren County, EDR, Ralph J.
              Stolle Countryside, 2.01%,
              8/1/20, LOC: Fifth Third
              Bank (b)*...................    1,900
    967     Warren County, Health Care
              Facilities Revenue,
              Otterbein Homes, Series B,
              2.03%, 7/1/23, LOC: Fifth
              Third Bank*.................      967

PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
---------   ------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
  2,000     Wooster, IDR, Allen Group,
              Inc., 1.99%, 12/1/10, LOC:
              Wachovia Bank*..............    2,000
                                            -------
                                             83,341
                                            -------
  Total Weekly Demand Notes                  83,341
                                            -------
Total (Amortized Cost $119,355) (a)         119,355
                                            =======

------------

Percentages indicated are based on net assets of $119,510.

(a) Aggregate cost for federal income tax purposes differ from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

 * Variable rate securities. The interest rate, which will change periodically, is based an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2004.

The following table represents the portfolio of investments by maturity schedule as a percentage of value of total investments:

                                        OHIO MUNICIPAL
                                       MONEY MARKET FUND
                                       -----------------
Less than 8 Days.....................        79.6%
8 to 14 Days.........................           --
15 to 30 Days........................           --
31 to 180 Days.......................        17.7%
181 to 365 Days......................         2.7%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2004

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
ABBREVIATIONS

AMBAC        Insured by AMBAC Indemnity Corporation

AMT          Alternative Minimum Tax Paper

EDC          Economic Development Corporation

EDR          Economic Development Revenue

FGIC         Insured by Financial Guaranty Insurance Corporation

FHLB         Insured by Federal Home Loan Bank

FHLMC        Insured by Federal Home Loan Mortgage Corporation

FNMA         Insured by Fannie Mae

FSA          Insured by Federal Security Assurance

FRDO         Floating Rate Demand Obligation.

GNMA         Insured by Government National Mortgage Association

GO           General Obligation

GTY          Guaranty

IDA          Industrial Development Authority

IDR          Industrial Development Revenue

INS          Insured

LIQ          Liquidity Agreement

LOC          Letter of Credit

MBIA         Insured by Municipal Bond Insurance Association

SLMA         Insured by Student Loan Marketing Association

TFIC         Tax-Free Investment Co.

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2004

 24

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)

                                         U.S. TREASURY        U.S.                          MICHIGAN         OHIO
                             PRIME        SECURITIES       GOVERNMENT       MUNICIPAL      MUNICIPAL      MUNICIPAL
                             MONEY           MONEY         SECURITIES         MONEY          MONEY          MONEY
                             MARKET         MARKET        MONEY MARKET        MARKET         MARKET         MARKET
                              FUND           FUND             FUND             FUND           FUND           FUND
                          ------------   -------------   ---------------   ------------   ------------   ------------
ASSETS:
Investments, at
  amortized cost........   $8,188,168     $  992,902        $581,852        $1,332,425      $184,222       $119,355
Repurchase agreements,
  at cost...............       50,000      3,520,360          96,717                --            --             --
                           ----------     ----------        --------        ----------      --------       --------
Investments, at value...    8,238,168      4,513,262         678,569         1,332,425       184,222        119,355
Cash....................            1            -(a)              1                 5            18              1
Interest & dividends
  receivable............       16,653          1,185           1,546             3,610           513            347
Receivable for capital
  shares issued.........           31             --              --                 1            --             --
Receivable from brokers
  for investments
  sold..................           --             --              --                --            35             --
Prepaid expenses and
  other receivables.....          123             68              11                19             2              2
                           ----------     ----------        --------        ----------      --------       --------
Total Assets............    8,254,976      4,514,515         680,127         1,336,060       184,790        119,705
                           ----------     ----------        --------        ----------      --------       --------
LIABILITIES:
Dividends payable.......       10,900          5,095             837             1,437           188            113
Payable to brokers for
  investments
  purchased.............           --             --              --            13,275         2,281             --
Payable for capital
  shares redeemed.......      302,831              6              --                --            --             --
Accrued expenses and
  other payables:
  Investment advisory
    fees................        2,568          1,274             217               321            43             28
  Administration fees...        1,283            597             101               193            26             17
  Distribution fees.....          917            375             128                89            11             15
  Other.................        1,383            635              75               244            47             22
                           ----------     ----------        --------        ----------      --------       --------
Total Liabilities.......      319,882          7,982           1,358            15,559         2,596            195
                           ----------     ----------        --------        ----------      --------       --------
NET ASSETS:
Capital.................    7,935,096      4,506,533         678,771         1,320,500       182,196        119,494
Undistributed
  (distributions in
  excess of) net
  investment income.....           (2)            --              (1)                1            (2)            16
Accumulated
  undistributed net
  realized gains
  (losses) from
  investment
  transactions..........           --             --              (1)               --            --             --
                           ----------     ----------        --------        ----------      --------       --------
Net Assets..............   $7,935,094     $4,506,533        $678,769        $1,320,501      $182,194       $119,510
                           ==========     ==========        ========        ==========      ========       ========
NET ASSETS:
  Class I...............   $3,753,288     $2,768,868        $121,677        $  918,793      $130,255       $ 48,202
  Class A...............    4,140,344      1,734,496         557,092           401,708        51,939         71,308
  Class B...............       34,712          2,626              --                --            --             --
  Class C...............        6,750            543              --                --            --             --
                           ----------     ----------        --------        ----------      --------       --------
Total...................   $7,935,094     $4,506,533        $678,769        $1,320,501      $182,194       $119,510
                           ==========     ==========        ========        ==========      ========       ========
OUTSTANDING UNITS OF
  BENEFICIAL INTEREST
  (SHARES):
  Class I...............    3,753,230      2,768,902         121,680           918,751       130,252         48,188
  Class A...............    4,140,379      1,734,463         557,090           401,717        51,952         71,281
  Class B...............       34,712          2,626              --                --            --             --
  Class C...............        6,750            543              --                --            --             --
                           ----------     ----------        --------        ----------      --------       --------
Total...................    7,935,071      4,506,534         678,770         1,320,468       182,204        119,469
                           ==========     ==========        ========        ==========      ========       ========
Net Asset Value:
  Offering and
    redemption price per
    share (Class I,
    Class A, Class B,
    and Class C)........   $     1.00     $     1.00        $   1.00        $     1.00      $   1.00       $   1.00
                           ==========     ==========        ========        ==========      ========       ========

------------

(a) Amount is less than $1,000.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2004

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                         U.S. TREASURY         U.S.                            MICHIGAN          OHIO
                            PRIME         SECURITIES        GOVERNMENT        MUNICIPAL       MUNICIPAL       MUNICIPAL
                            MONEY            MONEY          SECURITIES          MONEY           MONEY           MONEY
                            MARKET          MARKET         MONEY MARKET         MARKET          MARKET          MARKET
                             FUND            FUND              FUND              FUND            FUND            FUND
                         ------------    -------------    ---------------    ------------    ------------    ------------
INVESTMENT INCOME:
Interest income........    $72,562          $35,747           $5,891            $9,703          $1,387           $852
Dividend income........          1               --               --               118              --             --
                           -------          -------           ------            ------          ------           ----
Total Income...........     72,563           35,747            5,891             9,821           1,387            852
                           -------          -------           ------            ------          ------           ----
EXPENSES:
Investment advisory
  fees.................     14,469            7,727            1,209             2,320             333            172
Administration fees....      6,671            3,562              558             1,069             154             92
Distribution fees
  (Class A)............      5,246            2,117              718               468              68             80
Distribution fees
  (Class B)............        196               15               --                --              --             --
Distribution fees
  (Class C)............         38                3               --                --              --             --
Custodian fees.........         73               47                4                17               2              2
Legal and audit fees...         76               48                6                19               6              6
Trustees' fees and
  expenses.............         28               13                3                13               1              1
Transfer agent fees....        556               64                5                11               2              2
Registration and filing
  fees.................         49               56               11                28              25              7
Printing and mailing
  costs................         50               --                1                --               2              1
Other..................         52               --               --                --               4              3
                           -------          -------           ------            ------          ------           ----
Total expenses before
  waivers..............     27,504           13,652            2,515             3,945             597            366
Less waivers...........       (624)             (39)              --              (530)            (76)           (17)
Less reimbursement for
  legal matters........        (18)             (10)              (2)               (3)             --(a)          --(a)
                           -------          -------           ------            ------          ------           ----
Net Expenses...........     26,862           13,603            2,513             3,412             521            349
                           -------          -------           ------            ------          ------           ----
Net Investment
  Income...............     45,701           22,144            3,378             6,409             866            503
                           -------          -------           ------            ------          ------           ----
Change in net assets
  resulting from
  operations...........    $45,701          $22,144           $3,378            $6,409          $  866           $503
                           =======          =======           ======            ======          ======           ====

------------
(a) Amount is less than $1,000.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2004

 26

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                              U.S. TREASURY                 U.S. GOVERNMENT
                                  PRIME                        SECURITIES                     SECURITIES
                            MONEY MARKET FUND               MONEY MARKET FUND              MONEY MARKET FUND
                       ----------------------------    ---------------------------    ---------------------------
                        SIX MONTHS         YEAR         SIX MONTHS        YEAR         SIX MONTHS        YEAR
                          ENDED           ENDED           ENDED           ENDED          ENDED           ENDED
                       DECEMBER 31,      JUNE 30,      DECEMBER 31,     JUNE 30,      DECEMBER 31,     JUNE 30,
                           2004            2004            2004           2004            2004           2004
                       ------------    ------------    ------------    -----------    ------------    -----------
                       (UNAUDITED)                     (UNAUDITED)                    (UNAUDITED)
FROM INVESTMENT
  ACTIVITIES:
OPERATIONS:
  Net investment
    income...........  $    45,701     $     49,285    $    22,144     $    23,753    $     3,378     $     3,559
  Net realized gains
    (losses) from
    investment
    transactions.....           --               10             --               3             --              --
                       -----------     ------------    -----------     -----------    -----------     -----------
Change in net assets
  resulting from
  operations.........       45,701           49,295         22,144          23,756          3,378           3,559
                       -----------     ------------    -----------     -----------    -----------     -----------
DISTRIBUTIONS TO
  CLASS I
  SHAREHOLDERS:
  From net investment
    income...........      (24,875)         (28,792)       (14,868)        (17,605)          (691)           (929)
DISTRIBUTIONS TO
  CLASS A
  SHAREHOLDERS:
  From net investment
    income...........      (20,656)         (20,434)        (7,262)         (6,275)        (2,687)         (2,631)
DISTRIBUTIONS TO
  CLASS B
  SHAREHOLDERS:
  From net investment
    income...........         (142)             (74)           (12)             (7)
DISTRIBUTIONS TO
  CLASS C
  SHAREHOLDERS:
  From net investment
    income...........          (28)             (12)            (2)             (3)
                       -----------     ------------    -----------     -----------    -----------     -----------
Change in net assets
  from shareholder
  distributions......      (45,701)         (49,312)       (22,144)        (23,890)        (3,378)         (3,560)
                       -----------     ------------    -----------     -----------    -----------     -----------
CAPITAL TRANSACTIONS:
Change in net assets
  from capital
  transactions.......     (385,921)      (2,376,347)      (120,477)     (1,742,397)       (33,543)       (168,526)
                       -----------     ------------    -----------     -----------    -----------     -----------
Change in net
  assets.............     (385,921)      (2,376,364)      (120,477)     (1,742,531)       (33,543)       (168,527)
NET ASSETS:
  Beginning of
    period...........    8,321,015       10,697,379      4,627,010       6,369,541        712,312         880,839
                       -----------     ------------    -----------     -----------    -----------     -----------
  End of period......  $ 7,935,094     $  8,321,015    $ 4,506,533     $ 4,627,010    $   678,769     $   712,312
                       ===========     ============    ===========     ===========    ===========     ===========
SHARE TRANSACTIONS
  (SHARE TRANSACTIONS
  ARE AT
  $1.00 PER SHARE):
CLASS I SHARES:
  Issued.............    6,091,675       11,330,873      2,075,210       5,127,030        206,529         441,151
  Reinvested.........        6,866            8,300             11              23              4               6
  Redeemed...........   (6,243,861)     (12,322,062)    (2,226,990)     (6,118,861)      (187,605)       (475,629)
                       -----------     ------------    -----------     -----------    -----------     -----------
Change in Class I
  Shares.............     (145,320)        (982,889)      (151,769)       (991,808)        18,928         (34,472)
                       ===========     ============    ===========     ===========    ===========     ===========
CLASS A SHARES:
  Issued.............    3,254,641       10,556,221      2,174,580       3,915,046      1,031,958       2,827,285
  Reinvested.........        6,528            6,874          1,542           1,485              1               3
  Redeemed...........   (3,493,408)     (11,934,528)    (2,144,591)     (4,666,564)    (1,084,431)     (2,961,342)
                       -----------     ------------    -----------     -----------    -----------     -----------
Change in Class A
  Shares.............     (232,239)      (1,371,433)        31,531        (750,033)       (52,472)       (134,054)
                       ===========     ============    ===========     ===========    ===========     ===========
CLASS B SHARES:
  Issued.............       10,690           27,676            680           1,353
  Reinvested.........          108               72              9               6
  Redeemed...........      (17,625)         (48,790)          (923)         (1,595)
                       -----------     ------------    -----------     -----------
Change in Class B
  Shares.............       (6,827)         (21,042)          (234)           (236)
                       ===========     ============    ===========     ===========
CLASS C SHARES:
  Issued.............        2,473           16,674            132           2,264
  Reinvested.........           21               10              2               2
  Redeemed...........       (4,028)         (17,667)          (139)         (2,587)
                       -----------     ------------    -----------     -----------
Change in Class C
  Shares.............       (1,534)            (983)            (5)           (321)
                       ===========     ============    ===========     ===========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2004

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                                MICHIGAN MUNICIPAL             OHIO MUNICIPAL
                                       MUNICIPAL                 MONEY MARKET FUND            MONEY MARKET FUND
                                   MONEY MARKET FUND         -------------------------    -------------------------
                              ---------------------------     SIX MONTHS                   SIX MONTHS
                               SIX MONTHS        YEAR           ENDED          YEAR          ENDED          YEAR
                                 ENDED           ENDED         DECEMBER        ENDED        DECEMBER        ENDED
                              DECEMBER 31,     JUNE 30,          31,         JUNE 30,         31,         JUNE 30,
                                  2004           2004            2004          2004           2004          2004
                              ------------    -----------    ------------    ---------    ------------    ---------
                              (UNAUDITED)                    (UNAUDITED)                  (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.....   $    6,409     $     7,620     $     866      $     545      $    503      $     500
  Net realized gains
    (losses) from investment
    transactions............           --              30            --              1            --             16
                               ----------     -----------     ---------      ---------      --------      ---------
Change in net assets
  resulting from
  operations................        6,409           7,650           866            546           503            516
                               ----------     -----------     ---------      ---------      --------      ---------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
  From net investment
    income..................       (4,947)         (6,183)         (668)          (358)         (256)          (299)
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
  From net investment
    income..................       (1,492)         (1,492)         (199)          (188)         (247)          (203)
                               ----------     -----------     ---------      ---------      --------      ---------
Change in net assets from
  shareholder
  distributions.............       (6,439)         (7,675)         (867)          (546)         (503)          (502)
                               ----------     -----------     ---------      ---------      --------      ---------
CAPITAL TRANSACTIONS:
Change in net assets from
  capital transactions......       77,293        (328,651)       16,028         24,545        12,571        (46,743)
                               ----------     -----------     ---------      ---------      --------      ---------
Change in net assets........       77,263        (328,676)       16,027         24,545        12,571        (46,729)
NET ASSETS:
  Beginning of period.......    1,243,238       1,571,914       166,167        141,622       106,939        153,668
                               ----------     -----------     ---------      ---------      --------      ---------
  End of period.............   $1,320,501     $ 1,243,238     $ 182,194      $ 166,167      $119,510      $ 106,939
                               ==========     ===========     =========      =========      ========      =========
SHARE TRANSACTIONS
  (SHARE TRANSACTIONS ARE AT
  $1.00 PER SHARE):
CLASS I SHARES:
  Issued....................      586,549       1,206,619       104,717        183,383        60,703         83,085
  Reinvested................           32              87           200              1            --(a)           4
  Redeemed..................     (535,273)     (1,424,316)      (87,414)      (134,778)      (59,470)      (109,884)
                               ----------     -----------     ---------      ---------      --------      ---------
Change in Class I Shares....       51,308        (217,610)       17,503         48,606         1,233        (26,795)
                               ==========     ===========     =========      =========      ========      =========
CLASS A SHARES:
  Issued....................      692,276       1,168,296        99,982        185,002       101,781        232,956
  Reinvested................          688             831           170            196           207            209
  Redeemed..................     (666,978)     (1,280,168)     (101,627)      (209,260)      (90,651)      (253,113)
                               ----------     -----------     ---------      ---------      --------      ---------
Change in Class A Shares....       25,986        (111,041)       (1,475)       (24,062)       11,337        (19,948)
                               ==========     ===========     =========      =========      ========      =========

------------

(a) Less than 1,000 shares.

See notes to financial statements

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2004

 28

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                      INVESTMENT
                                                      ACTIVITIES   DISTRIBUTIONS
                                          NET ASSET   ----------   -------------   NET ASSET
                                           VALUE,        NET            NET         VALUE,
                                          BEGINNING   INVESTMENT    INVESTMENT      END OF       TOTAL
                                          OF PERIOD     INCOME        INCOME        PERIOD     RETURN(b)
                                          ---------   ----------   -------------   ---------   ---------
PRIME MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited)............................   $1.000       $0.006        $(0.006)      $1.000       0.62%
 Year Ended June 30, 2004...............    1.000        0.006         (0.006)       1.000       0.65
 Year Ended June 30, 2003...............    1.000        0.011         (0.011)       1.000       1.15
 Year Ended June 30, 2002...............    1.000        0.021         (0.021)       1.000       2.14
 Year Ended June 30, 2001...............    1.000        0.055         (0.055)       1.000       5.63
 Year Ended June 30, 2000...............    1.000        0.054         (0.054)       1.000       5.51

U.S. TREASURY SECURITIES MONEY MARKET FUND
 (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited)............................    1.000        0.006         (0.006)       1.000       0.56
 Year Ended June 30, 2004...............    1.000        0.005         (0.005)       1.000       0.55
 Year Ended June 30, 2003...............    1.000        0.010         (0.010)       1.000       0.99
 Year Ended June 30, 2002...............    1.000        0.020         (0.020)       1.000       2.07
 Year Ended June 30, 2001...............    1.000        0.052         (0.052)       1.000       5.31
 Year Ended June 30, 2000...............    1.000        0.050         (0.050)       1.000       5.12

U.S. GOVERNMENT SECURITIES MONEY MARKET
 FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited)............................    1.000        0.006         (0.006)       1.000       0.60
 Year Ended June 30, 2004...............    1.000        0.006         (0.006)       1.000       0.63
 Year Ended June 30, 2003...............    1.000        0.011         (0.011)       1.000       1.09
 Year Ended June 30, 2002...............    1.000        0.021         (0.021)       1.000       2.17
 March 16, 2001 to June 30, 2001(a).....    1.000        0.012         (0.012)       1.000       1.18

MUNICIPAL MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited)............................    1.000        0.005         (0.005)       1.000       0.53
 Year Ended June 30, 2004...............    1.000        0.006         (0.006)       1.000       0.61
 Year Ended June 30, 2003...............    1.000        0.010         (0.010)       1.000       0.96
 Year Ended June 30, 2002...............    1.000        0.014         (0.014)       1.000       1.45
 Year Ended June 30, 2001...............    1.000        0.034         (0.034)       1.000       3.48
 Year Ended June 30, 2000...............    1.000        0.033         (0.033)       1.000       3.38

MICHIGAN MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited)............................    1.000        0.005         (0.005)       1.000       0.50
 Year Ended June 30, 2004...............    1.000        0.006         (0.006)       1.000       0.56
 Year Ended June 30, 2003...............    1.000        0.009         (0.009)       1.000       0.87
 Year Ended June 30, 2002...............    1.000        0.014         (0.014)       1.000       1.41
 Year Ended June 30, 2001...............    1.000        0.034         (0.034)       1.000       3.44
 Year Ended June 30, 2000...............    1.000        0.033         (0.033)       1.000       3.32

OHIO MUNICIPAL MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited)............................    1.000        0.005         (0.005)       1.000       0.51
 Year Ended June 30, 2004...............    1.000        0.006         (0.006)       1.000       0.56
 Year Ended June 30, 2003...............    1.000        0.009         (0.009)       1.000       0.88
 Year Ended June 30, 2002...............    1.000        0.014         (0.014)       1.000       1.43
 Year Ended June 30, 2001...............    1.000        0.034         (0.034)       1.000       3.42
 Year Ended June 30, 2000...............    1.000        0.033         (0.033)       1.000       3.32

                                                       RATIOS/SUPPLEMENTARY DATA
                                          ---------------------------------------------------
                                                                                   RATIO OF
                                                                    RATIO OF      EXPENSES TO
                                            NET       RATIO OF          NET          AVERAGE
                                          ASSETS,    EXPENSES TO    INVESTMENT         NET
                                          END OF       AVERAGE       INCOME TO       ASSETS
                                          PERIOD         NET          AVERAGE        WITHOUT
                                          (000'S)     ASSETS(c)    NET ASSETS(c)   WAIVERS(c)
                                          -------    -----------   -------------   -----------
PRIME MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited)............................  $3,753,288    0.52%         1.24%          0.54%
 Year Ended June 30, 2004...............   3,898,608    0.52          0.65           0.54
 Year Ended June 30, 2003...............   4,881,506    0.52          1.14           0.55
 Year Ended June 30, 2002...............   5,325,870    0.52          2.12           0.55
 Year Ended June 30, 2001...............   5,172,911    0.52          5.54           0.55
 Year Ended June 30, 2000...............   6,224,509    0.52          5.39           0.55

U.S. TREASURY SECURITIES MONEY MARKET FUND
 (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited)............................   2,768,868    0.52          1.09           0.52
 Year Ended June 30, 2004...............   2,920,637    0.52          0.54           0.52
 Year Ended June 30, 2003...............   3,912,526    0.52          0.99           0.53
 Year Ended June 30, 2002...............   4,188,032    0.52          2.01           0.53
 Year Ended June 30, 2001...............   3,941,215    0.52          5.25           0.54
 Year Ended June 30, 2000...............   4,785,390    0.51          4.98           0.54

U.S. GOVERNMENT SECURITIES MONEY MARKET
 FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited)............................     121,677    0.52           1.19           0.52
 Year Ended June 30, 2004...............     102,748    0.52           0.63           0.53
 Year Ended June 30, 2003...............     137,221    0.52           1.10           0.54
 Year Ended June 30, 2002...............      94,003    0.52           2.11           0.54
 March 16, 2001 to June 30, 2001(a).....      95,179    0.52           4.00           0.53

MUNICIPAL MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited)............................     918,793    0.44           1.04           0.51
 Year Ended June 30, 2004...............     867,509    0.45           0.60           0.53
 Year Ended June 30, 2003...............   1,085,136    0.45           0.96           0.53
 Year Ended June 30, 2002...............   1,290,395    0.45           1.38           0.53
 Year Ended June 30, 2001...............     977,300    0.45           3.43           0.53
 Year Ended June 30, 2000...............     969,070    0.46           3.31           0.54

MICHIGAN MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited)............................     130,255    0.48           0.98           0.54
 Year Ended June 30, 2004...............     112,753    0.47           0.56           0.55
 Year Ended June 30, 2003...............      64,146    0.49           0.88           0.57
 Year Ended June 30, 2002...............      83,008    0.47           1.49           0.55
 Year Ended June 30, 2001...............     100,673    0.45           3.40           0.53
 Year Ended June 30, 2000...............     111,900    0.47           3.33           0.56

OHIO MUNICIPAL MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31, 2004
 (Unaudited)............................      48,202    0.47           1.01           0.50
 Year Ended June 30, 2004...............      46,968    0.47           0.55           0.50
 Year Ended June 30, 2003...............      73,757    0.47           0.88           0.50
 Year Ended June 30, 2002...............      57,338    0.46           1.47           0.50
 Year Ended June 30, 2001...............     100,004    0.46           3.33           0.49
 Year Ended June 30, 2000...............      62,084    0.45           3.26           0.52

------------

(a) Period from commencement of operations.

(b) Not annualized for periods less than one year

(c) Annualized.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2004

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                      INVESTMENT
                                                      ACTIVITIES   DISTRIBUTIONS
                                          NET ASSET   ----------   -------------   NET ASSET
                                           VALUE,        NET            NET         VALUE,
                                          BEGINNING   INVESTMENT    INVESTMENT      END OF       TOTAL
                                          OF PERIOD     INCOME        INCOME        PERIOD     RETURN(b)
                                          ---------   ----------   -------------   ---------   ---------
PRIME MONEY MARKET FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited)............................   $1.000       $0.005        $(0.005)      $1.000       0.50%
 Year Ended June 30, 2004...............    1.000        0.004         (0.004)       1.000       0.40
 Year Ended June 30, 2003...............    1.000        0.009         (0.009)       1.000       0.89
 Year Ended June 30, 2002...............    1.000        0.019         (0.019)       1.000       1.88
 Year Ended June 30, 2001...............    1.000        0.052         (0.052)       1.000       5.37
 Year Ended June 30, 2000...............    1.000        0.051         (0.051)       1.000       5.25

U.S. TREASURY SECURITIES MONEY MARKET FUND
 (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited)............................    1.000        0.004         (0.004)       1.000       0.43
 Year Ended June 30, 2004...............    1.000        0.003         (0.003)       1.000       0.29
 Year Ended June 30, 2003...............    1.000        0.007         (0.007)       1.000       0.73
 Year Ended June 30, 2002...............    1.000        0.018         (0.018)       1.000       1.81
 Year Ended June 30, 2001...............    1.000        0.049         (0.049)       1.000       5.05
 Year Ended June 30, 2000...............    1.000        0.048         (0.048)       1.000       4.86

U.S. GOVERNMENT SECURITIES MONEY MARKET
 FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited)............................    1.000        0.005         (0.005)       1.000       0.47
 Year Ended June 30, 2004...............    1.000        0.004         (0.004)       1.000       0.38
 Year Ended June 30, 2003...............    1.000        0.008         (0.008)       1.000       0.84
 Year Ended June 30, 2002...............    1.000        0.019         (0.019)       1.000       1.91
 March 16, 2001 to June 30, 2001 (a)....    1.000        0.011         (0.011)       1.000       1.11

MUNICIPAL MONEY MARKET FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited)............................    1.000        0.004         (0.004)       1.000       0.40
 Year Ended June 30, 2004...............    1.000        0.004         (0.004)       1.000       0.36
 Year Ended June 30, 2003...............    1.000        0.007         (0.007)       1.000       0.71
 Year Ended June 30, 2002...............    1.000        0.012         (0.012)       1.000       1.20
 Year Ended June 30, 2001...............    1.000        0.032         (0.032)       1.000       3.23
 Year Ended June 30, 2000...............    1.000        0.031         (0.031)       1.000       3.12

MICHIGAN MONEY MARKET FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited)............................    1.000        0.004         (0.004)       1.000       0.37
 Year Ended June 30, 2004...............    1.000        0.003         (0.003)       1.000       0.31
 Year Ended June 30, 2003...............    1.000        0.006         (0.006)       1.000       0.62
 Year Ended June 30, 2002...............    1.000        0.012         (0.012)       1.000       1.16
 Year Ended June 30, 2001...............    1.000        0.031         (0.031)       1.000       3.18
 Year Ended June 30, 2000...............    1.000        0.030         (0.030)       1.000       3.06

OHIO MUNICIPAL MONEY MARKET FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited)............................    1.000        0.004         (0.004)       1.000       0.38
 Year Ended June 30, 2004...............    1.000        0.003         (0.003)       1.000       0.30
 Year Ended June 30, 2003...............    1.000        0.006         (0.006)       1.000       0.63
 Year Ended June 30, 2002...............    1.000        0.012         (0.012)       1.000       1.17
 Year Ended June 30, 2001...............    1.000        0.031         (0.031)       1.000       3.16
 Year Ended June 30, 2000...............    1.000        0.030         (0.030)       1.000       3.06

                                                      RATIOS/SUPPLEMENTARY DATA
                                          --------------------------------------------------
                                                                                  RATIO OF
                                                       RATIO OF      RATIO OF      EXPENSES TO
                                            NET        EXPENSES         NET          AVERAGE
                                          ASSETS,         TO        INVESTMENT         NET
                                          END OF       AVERAGE       INCOME TO       ASSETS
                                          PERIOD         NET          AVERAGE        WITHOUT
                                          (000'S)     ASSETS(c)    NET ASSETS(c)   WAIVERS(c)
                                          -------     ----------   -------------   -----------
PRIME MONEY MARKET FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited)............................  $4,140,344    0.77%        0.98%          0.79%
 Year Ended June 30, 2004...............   4,372,583    0.77          0.40           0.79
 Year Ended June 30, 2003...............   5,744,025    0.77          0.90           0.80
 Year Ended June 30, 2002...............   6,521,235    0.77          1.88           0.80
 Year Ended June 30, 2001...............   7,342,790    0.77          5.01           0.80
 Year Ended June 30, 2000...............   3,505,068    0.77          5.13           0.80

U.S. TREASURY SECURITIES MONEY MARKET FUND
 (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited)............................   1,734,496    0.77          0.86           0.77
 Year Ended June 30, 2004...............   1,702,965    0.77          0.29           0.77
 Year Ended June 30, 2003...............   2,453,050    0.77          0.75           0.78
 Year Ended June 30, 2002...............   3,162,893    0.77          1.80           0.78
 Year Ended June 30, 2001...............   3,512,937    0.77          4.75           0.78
 Year Ended June 30, 2000...............   1,846,153    0.76          4.74           0.79

U.S. GOVERNMENT SECURITIES MONEY MARKET
 FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited)............................     557,092    0.77          0.94           0.77
 Year Ended June 30, 2004...............     609,564    0.77          0.38           0.77
 Year Ended June 30, 2003...............     743,618    0.77          0.84           0.79
 Year Ended June 30, 2002...............     833,623    0.77          1.86           0.79
 March 16, 2001 to June 30, 2001 (a)....     749,460    0.77          3.72           0.77

MUNICIPAL MONEY MARKET FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited)............................     401,708    0.69          0.79           0.76
 Year Ended June 30, 2004...............     375,729    0.70          0.35           0.78
 Year Ended June 30, 2003...............     486,778    0.70          0.71           0.78
 Year Ended June 30, 2002...............     534,947    0.69          1.19           0.77
 Year Ended June 30, 2001...............     470,425    0.70          3.18           0.78
 Year Ended June 30, 2000...............     438,468    0.71          3.06           0.79

MICHIGAN MONEY MARKET FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited)............................     51,939     0.73          0.73           0.80
 Year Ended June 30, 2004...............     53,414     0.73          0.31           0.81
 Year Ended June 30, 2003...............     77,476     0.74          0.62           0.82
 Year Ended June 30, 2002...............     62,408     0.72          1.21           0.80
 Year Ended June 30, 2001...............    125,294     0.70          3.05           0.78
 Year Ended June 30, 2000...............     76,294     0.72          3.03           0.81

OHIO MUNICIPAL MONEY MARKET FUND (CLASS A)
 Six Months Ended December 31, 2004
 (Unaudited)............................     71,308     0.72          0.77           0.75
 Year Ended June 30, 2004...............     59,971     0.72          0.30           0.75
 Year Ended June 30, 2003...............     79,911     0.72          0.62           0.75
 Year Ended June 30, 2002...............     90,602     0.71          1.17           0.75
 Year Ended June 30, 2001...............     59,583     0.71          3.05           0.74
 Year Ended June 30, 2000...............     29,842     0.70          3.00           0.77

------------

(a) Period from commencement of operations.

(b) Not annualized for periods less than one year.

(c) Annualized.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2004

 30

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                      INVESTMENT
                                                      ACTIVITIES   DISTRIBUTIONS
                                          NET ASSET   ----------   -------------   NET ASSET
                                           VALUE,        NET            NET         VALUE,
                                          BEGINNING   INVESTMENT    INVESTMENT      END OF       TOTAL
                                          OF PERIOD     INCOME        INCOME        PERIOD     RETURN(b)
                                          ---------   ----------   -------------   ---------   ---------
PRIME MONEY MARKET FUND (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited)............................   $1.000       $0.004        $(0.004)      $1.000       0.37%
 Year Ended June 30, 2004...............    1.000        0.001         (0.001)       1.000       0.15
 Year Ended June 30, 2003...............    1.000        0.003         (0.003)       1.000       0.33
 Year Ended June 30, 2002...............    1.000        0.011         (0.011)       1.000       1.12
 Year Ended June 30, 2001...............    1.000        0.045         (0.045)       1.000       4.58
 Year Ended June 30, 2000...............    1.000        0.044         (0.044)       1.000       4.47

U.S. TREASURY SECURITIES MONEY MARKET FUND
 (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited)............................    1.000        0.004         (0.004)       1.000       0.41
 Year Ended June 30, 2004...............    1.000        0.002         (0.002)       1.000       0.24
 Year Ended June 30, 2003...............    1.000        0.003         (0.003)       1.000       0.31
 Year Ended June 30, 2002...............    1.000        0.010         (0.010)       1.000       1.05
 Year Ended June 30, 2001...............    1.000        0.042         (0.042)       1.000       4.27
 Year Ended June 30, 2000...............    1.000        0.040         (0.040)       1.000       4.08

PRIME MONEY MARKET FUND (CLASS C)
 Six Months Ended December 31, 2004
 (Unaudited)............................    1.000        0.004         (0.004)       1.000       0.37
 Year Ended June 30, 2004...............    1.000        0.001         (0.001)       1.000       0.15
 Year Ended June 30, 2003...............    1.000        0.003         (0.003)       1.000       0.33
 Year Ended June 30, 2002...............    1.000        0.011         (0.011)       1.000       1.12
 Year Ended June 30, 2001...............    1.000        0.045         (0.045)       1.000       4.58
 May 31, 2000 to June 30, 2000 (a)......    1.000        0.004         (0.004)       1.000       0.43

U.S. TREASURY SECURITIES MONEY MARKET FUND
 (CLASS C)
 Six Months Ended December 31, 2004
 (Unaudited)............................    1.000        0.004         (0.004)       1.000       0.40
 Year Ended June 30, 2004...............    1.000        0.002         (0.002)       1.000       0.24
 Year Ended June 30, 2003...............    1.000        0.003         (0.003)       1.000       0.31
 Year Ended June 30, 2002...............    1.000        0.010         (0.010)       1.000       1.05
 Year Ended June 30, 2001...............    1.000        0.042         (0.042)       1.000       4.27
 Year Ended June 30, 2000...............    1.000        0.040         (0.040)       1.000       4.08

                                                      RATIOS/SUPPLEMENTARY DATA
                                          --------------------------------------------------
                                                                                  RATIO OF
                                                     RATIO OF      RATIO OF      EXPENSES TO
                                            NET      EXPENSES         NET          AVERAGE
                                          ASSETS,       TO        INVESTMENT         NET
                                          END OF     AVERAGE       INCOME TO       ASSETS
                                          PERIOD       NET          AVERAGE        WITHOUT
                                          (000'S)   ASSETS(c)    NET ASSETS(c)   WAIVERS(c)
                                          -------   ----------   -------------   -----------
PRIME MONEY MARKET FUND (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited)............................  $34,712      1.01%         0.72%          1.48%
 Year Ended June 30, 2004...............  41,540       1.02          0.15           1.54
 Year Ended June 30, 2003...............  62,581       1.33          0.32           1.55
 Year Ended June 30, 2002...............  38,690       1.52          1.08           1.55
 Year Ended June 30, 2001...............  33,898       1.52          4.22           1.55
 Year Ended June 30, 2000...............  16,564       1.52          4.42           1.55

U.S. TREASURY SECURITIES MONEY MARKET FUND
 (CLASS B)
 Six Months Ended December 31, 2004
 (Unaudited)............................  2,626        0.82          0.80           1.43
 Year Ended June 30, 2004...............  2,860        0.82          0.24           1.52
 Year Ended June 30, 2003...............  3,096        1.17          0.31           1.53
 Year Ended June 30, 2002...............  1,735        1.52          0.95           1.53
 Year Ended June 30, 2001...............  1,014        1.52          4.17           1.54
 Year Ended June 30, 2000...............  1,057        1.51          3.97           1.54

PRIME MONEY MARKET FUND (CLASS C)
 Six Months Ended December 31, 2004
 (Unaudited)............................  6,750        1.01          0.72           1.46
 Year Ended June 30, 2004...............  8,284        1.02          0.15           1.52
 Year Ended June 30, 2003...............  9,267        1.33          0.31           1.55
 Year Ended June 30, 2002...............  3,430        1.52          0.95           1.55
 Year Ended June 30, 2001...............  1,266        1.52          4.30           1.56
 May 31, 2000 to June 30, 2000 (a)......    848        1.52          5.11           1.55

U.S. TREASURY SECURITIES MONEY MARKET FUND
 (CLASS C)
 Six Months Ended December 31, 2004
 (Unaudited)............................    543        0.82          0.80           1.42
 Year Ended June 30, 2004...............    548        0.83          0.24           1.53
 Year Ended June 30, 2003...............    869        1.19          0.30           1.53
 Year Ended June 30, 2002...............    682        1.52          1.02           1.53
 Year Ended June 30, 2001...............    459        1.52          4.00           1.53
 Year Ended June 30, 2000...............    526        1.51          3.96           1.54

------------

(a) Period from commencement of operations.

(b) Not annualized for periods less than one year.

(c) Annualized.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2004

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION:

   As of December 31, 2004 One Group Mutual Funds (the "Trust") was registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund, the U.S. Government Securities Money Market Fund, the Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Ohio Municipal Money Market Fund (individually, a "Fund"; collectively, the "Funds") only.

   The Trust had an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust was registered to offer fifty-three series and six classes of shares: Class I, Class A, Class B, Class C, Class S, and Administrative Class. The Funds were each authorized to issue Class I, Class A, Class B, and Class C shares. Shareholders were entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

   See Note 8 for subsequent events with respect to the reorganization of certain of the Funds and redomiciliation of the Trust as a Delaware statutory trust called JPMorgan Trust II.

   Under the Trust's organizational documents, its officers and trustees were indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust entered into contracts with its vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Securities are valued utilizing the amortized cost method which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity or reset date of the security.

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor"), an indirect wholly-owned subsidiary of JPMorgan Chase & Co., to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is valued at amortized cost. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain those securities in the event of a counterparty default. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the funds may be delayed or limited.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes.

ONE GROUP MUTUAL FUNDS MONEY MARKET FUNDS SEMI-ANNUAL REPORT December 31, 2004 Continued

 32

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, if any, have been reclassified among the components of net assets.

     FEDERAL INCOME TAXES

     The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor were parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.35% of the average daily net assets of the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund, the U.S. Government Securities Money Market Fund, the Municipal Money Market Fund and the Michigan Municipal Money Market Fund; and 0.30% of the Ohio Municipal Money Market Fund. Effective February 19, 2005, the Advisor was renamed JPMorgan Investment Advisors Inc. and is paid at the fee rates shown in the table below:

                                                                     RATE AS OF
    FUND                                                          FEBRUARY 19, 2005
    ----                                                          -----------------
    Prime Money Market Fund.....................................        0.08%

    U.S. Treasury Securities Money Market Fund..................        0.08%

    U.S. Government Securities Money Market Fund................        0.08%

    Municipal Money Market Fund.................................        0.08%

    Michigan Municipal Money Market Fund........................        0.08%

    Ohio Municipal Money Market Fund............................        0.08%

   The Trust and One Group Administrative Services, Inc. (the "Administrator"), an affiliate of JPMorgan Chase & Co., were parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust average daily net assets (excluding the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund (the "Investor Funds") and the Treasury Only Money Market Fund, the Government Money Market Fund and the Institutional Prime Money Market Fund (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion. Effective February 19, 2005, the Administrator was renamed JPMorgan Funds Management, Inc. ("JPMFM") and the Trust became parties to an administration agreement along with the JPMorgan Funds. Under the administration agreement, the Administrator provides

ONE GROUP MUTUAL FUNDS MONEY MARKET FUNDS SEMI-ANNUAL REPORT December 31, 2004 Continued

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   services for a fee that is computed daily and paid monthly at the annual rate equal to 0.10% of the first $100 billion of the average daily net assets of all money market funds in the JPMorgan Funds Complex and 0.05% of the average daily net assets over $100 billion.

   One Group Dealer Services, Inc. (the "Distributor"), an affiliate of JPMorgan Chase & Co., serves the Trust as Distributor. The Trust and the Distributor were parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A shares, Class B shares and Class C shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.25% of the average daily net assets of Class A shares of each of the funds and 1.00% of the average daily net assets of Class B and Class C shares. For the year ended December 31, 2004, the Distributor received $20,570 from commissions earned on sales of Class A shares and redemptions of Class B and Class C shares, of which the Distributor re-allowed $10,196 to affiliated broker-dealers of the Funds. Effective February 19, 2005, the Distributor was renamed JPMorgan Distribution Services, Inc. ("JPMDS") and is paid a fee of 0.25% of the average daily net assets of Class A shares of each of the Funds and 0.75% of the average daily net assets of the Class B and Class C shares of each of the Funds.

   The Advisor, the Administrator and the Distributor contractually agreed to waive fees and/or reimburse expenses to limit total operating expenses through October 31, 2006. The table below discloses the rates in effect for the periods indicated for the following funds:

    FUND                                                          CLASS I    CLASS A     CLASS B    CLASS C
    ----                                                          -------    -------     -------    -------
    Prime Money Market Fund
      Through 2/18/05...........................................   0.52%       0.77%      1.52%       1.52%
      After 2/18/05.............................................   0.51        0.70       0.97        0.97

    U.S. Treasury Securities Money Market Fund
      Through 2/18/05...........................................   0.52        0.77       1.52        1.52
      After 2/18/05.............................................   0.51        0.70       0.97        0.97

    U.S. Government Securities Money Market Fund*...............   0.52        0.77         --          --

    Municipal Money Market Fund
      Through 2/18/05...........................................   0.47        0.72         --          --
      After 2/18/05.............................................   0.45        0.70         --          --

    Michigan Municipal Money Market Fund
      Through 2/18/05...........................................   0.49        0.74         --          --
      After 2/18/05.............................................   0.45        0.70         --          --

    Ohio Municipal Money Market Fund
      Through 2/18/05...........................................   0.47        0.72         --          --
      After 2/18/05.............................................   0.45        0.70         --          --

   ---------------
   * This contractual expense was in existence through February 18, 2005, at which time the Fund was acquired (see subsequent event footnote).

   Waivers in addition to those in the table above are considered voluntary.

   In addition, the Distributor has agreed to waive a portion of the 12b-1 fees on the Class B and Class C Shares of the Prime Money Market Fund and U.S. Treasury Securities Money Market Fund in order to maintain a competitive yield for shareholders.

   On August 12, 2004, the Board of Trustees approved an agreement with JPMorgan Chase Bank ("JPMCB"), an affiliate of the Advisor, the Administrator and the Distributor, to act as the Funds' custodian. The transition to JPMCB from the Funds' previous service providers, was completed on December 6, 2004. The Administrator provides fund accounting services under the Management and Administration Agreement. Fund accounting services were transitioned to JPMCB on December 6, 2004 from their prior service provider, but those services are still provided to the Funds under such

ONE GROUP MUTUAL FUNDS MONEY MARKET FUNDS SEMI-ANNUAL REPORT December 31, 2004 Continued

 34

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   Management and Administration Agreement with the Administrator. Effective February 19, 2005, fund accounting fees will be charged as an additional direct fee to the Funds, rather than being embedded in the fees under the Management and Administration Agreement, and the change is not anticipated to have a significant impact on the Funds' operations or their expenses. The amounts paid to JPMCB by the Funds for custody services during the period are as follows and are included in Custodian fees in the Statement of Operations (amounts in thousands):

FUND                                                           CUSTODY FEES
----                                                           ------------
Prime Money Market Fund.....................................       $10
U.S. Treasury Securities Money Market Fund..................         7
U.S. Government Securities Money Market Fund................         1
Municipal Money Market Fund.................................         2
Michigan Municipal Money Market Fund........................        --(a)
Ohio Municipal Money Market Fund............................        --(a)

------------

(a) Amount rounds to less than one thousand.

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

4. CONCENTRATION OF CREDIT RISK:

   The Michigan and Ohio Municipal Money Market Funds, respectively, invest primarily in debt obligations issued by the States of Michigan and Ohio and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors adversely affecting issuers of Michigan's and Ohio's specific municipal securities than are municipal money market funds that are not concentrated in these issuers to the same extent.

5. FINANCING ARRANGEMENT:

   The Trust and State Street Bank and Trust Company ("State Street") had a financing arrangement which expired November 23, 2004, under which State Street provided an unsecured uncommitted credit facility in the aggregate amount of $100 million. Interest on borrowings was payable at a rate determined by State Street at the time of borrowing. Effective November 23, 2004, the Trust and JPMCB entered into a financing arrangement under which JPMCB provides an unsecured uncommitted credit facility in the aggregate amount of $100 million. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. As of December 31, 2004, and for the year then ended, there were no loans outstanding.

6. INTERFUND LENDING ARRANGEMENT:

   The Funds and all other funds within the Trust received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Lending Facility ("Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other Fund within the Trust at rates beneficial to both the borrowing and lending funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund Loan Rate is determined by averaging the current repurchase agreement rate and the current bank loan rate. As of December 31, 2004, there were no loans outstanding.

ONE GROUP MUTUAL FUNDS MONEY MARKET FUNDS SEMI-ANNUAL REPORT December 31, 2004 Continued

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

7. LEGAL MATTERS:

   On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in the Trust. Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

   On June 29, 2004, the Advisor entered into agreements with the Securities and Exchange Commission (the "SEC") and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In its settlement with the SEC, the Advisor consented to the entry of an order by the SEC (the "SEC Order") instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, the Advisor or its affiliates agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds. The settlement agreement with the NYAG also requires the Advisor to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over the next five years. In addition, the Advisor has agreed to undertakings relating to, among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an independent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease and desist from violations of certain provisions of the Investment Advisers Act of 1940 (the "Advisers Act") and the 1940 Act, (iv) additional fee-related disclosure to investors, and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrangements.

   Mark A. Beeson, the former president and chief executive officer of the Trust and a former senior managing director of the Trust, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment adviser or registered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

   In addition to the matters involving the SEC and NYAG, over 20 lawsuits have been filed in connection with these circumstances in various state and federal courts around the country. These actions have been transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods and the other was filed as a derivative action on behalf of the Trust and its series. The lawsuits generally relate to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

   These actions name as defendants, among others, Banc One Investment Advisors, Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of JPMorgan Investment Advisors), the Distributor, One Group Services Company (the Funds' former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond
   Fund), certain officers of the Trust and the Advisor, and certain current and former Trustees. The putative class action lawsuit also names the Trust as a defendant. These two actions collectively allege, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Fund's investment advisers and the Distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorneys' fees. These lawsuits are ongoing and, accordingly, an estimate of the financial impact of these actions cannot currently be made.

   The Trust will be reimbursed for all costs associated with these matters to ensure that the Trust incurs no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

ONE GROUP MUTUAL FUNDS MONEY MARKET FUNDS SEMI-ANNUAL REPORT December 31, 2004 Continued

 36

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

8. SUBSEQUENT EVENTS:

   In connection with the integration of the JPMorgan Funds and the Trust, each of the Funds will have a new name effective February 19, 2005 as shown below:

    NAME OF FUND AS OF DECEMBER 31, 2004                       NAME OF FUND EFFECTIVE FEBRUARY 19, 2005
    ------------------------------------                       ----------------------------------------
    One Group Prime Money Market Fund                     JPMorgan Liquid Assets Money Market Fund

    One Group U.S. Treasury Securities Money Market
      Fund                                                JPMorgan U.S. Treasury Plus Money Market Fund

    One Group Municipal Money Market Fund                 JPMorgan Municipal Money Market Fund

    One Group Michigan Municipal Money Market Fund        JPMorgan Michigan Municipal Money Market Fund

    One Group Ohio Municipal Money Market Fund            JPMorgan Ohio Municipal Money Market Fund

     SERVICE PROVIDER CHANGES

     Beginning February 19, 2005, JPMDS began providing certain shareholder services to the Funds under a separate Shareholder Servicing Agreement. Under this agreement, JPMDS will receive a fee based on the average daily net assets attributable to the Funds and Classes in the table below:

                                               CLASS B             RESERVE
                                                 AND                 AND
       FUND                                    CLASS C    SELECT   PREMIER   AGENCY   MORGAN   INVESTOR   CAPITAL   INSTITUTIONAL
       ----                                    --------   ------   -------   ------   ------   --------   -------   -------------
       Liquid Assets Money Market Fund.......    0.25%      N/A     0.30%     0.15%    0.35%     0.35%     0.05%        0.10%
       U.S. Treasury Plus Money Market
         Fund................................    0.25       N/A     0.30      0.15     0.35      0.35       N/A         0.10
       Municipal Money Market Fund...........     N/A       N/A     0.30      0.15     0.35       N/A       N/A         0.10
       Michigan Municipal Money Market
         Fund................................     N/A       N/A     0.30       N/A     0.35       N/A       N/A          N/A
       Ohio Municipal Money Market Fund......     N/A       N/A     0.30       N/A     0.35       N/A       N/A          N/A

     REORGANIZATION AND REDOMICILIATION OF ONE GROUP MUTUAL FUNDS

     On August 12, 2004, the Board of Trustees approved an Agreement and Plan of Reorganization and Redomiciliation providing for the reorganization and redomiciliation of each series of the Trust as a corresponding series of JPMorgan Trust II, a Delaware statutory trust.

     At a special meeting of shareholders on January 20, 2005 and February 3, 2005, the shareholders of the Trust approved an Agreement and Plan of Reorganization and Redomiciliation providing for the reorganization and redomiciliation of each series of the Trust as a corresponding series of JPMorgan Trust II, a Delaware statutory trust. Effective after the close of business on February 18, 2005, pursuant to the Agreement and Plan of Reorganization and Redomiciliation, the Funds were each reorganized and redomiciled, by means of a tax-free reorganization, as a separate series of JPMorgan Trust II.

     As of February 19, 2005, the Trust is registered to offer forty-three series and twelve classes of shares.

ONE GROUP MUTUAL FUNDS MONEY MARKET FUNDS SEMI-ANNUAL REPORT December 31, 2004 Continued

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     MERGER OF FUNDS

     On August 12, 2004, the Board of Trustees of the One Group Mutual Funds, and on August 19, 2004, the Board of Trustees of the JPMorgan Funds, each approved management's proposal to merge the following funds:

                          TARGET FUND                                        ACQUIRING FUND
                          -----------                                        --------------
       JPMorgan Liquid Assets Money Market Fund (a          One Group Prime Money Market Fund
         series of J.P. Morgan Mutual Fund Trust)
       One Group U.S. Government Securities Money Market    One Group Government Money Market Fund
         Fund and JPMorgan U.S. Government Money Market
         Fund (a series of J.P. Morgan Mutual Fund
         Trust)
       JPMorgan Treasury Plus Money Market Fund (a          One Group U.S. Treasury Securities Money Market
         series of J.P. Morgan Mutual Fund Trust)           Fund

     The Agreements and Plans of Reorganization with respect to JPMorgan Liquid Assets Money Market Fund and JPMorgan Treasury Plus Money Market Fund were approved by those Funds' shareholders at a special meeting of shareholders held on January 20, 2005. The Agreements and Plans of Reorganization with respect to each of the other proposed mergers were approved by the respective Target Fund's shareholders at special meetings of shareholders held on January 20, 2005 and adjourned and reconvened on February 3, 2005.

     The mergers were effective after the close of business on February 18, 2005. The Acquiring Funds acquired all of the assets and liabilities of the corresponding Target Funds as shown in the table below. Each merger transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. Pursuant to each Agreement and Plan of Reorganization, shareholders of the Target Funds received a number of shares of the corresponding class in the corresponding Acquiring Funds with a value equal to their holdings in the respective Target Fund as of the close of business on the date of the reorganization.

     The following is a summary of Shares Outstanding, Net Assets, and Net Asset Value Per Share immediately before and after the reorganization (amounts in thousands, except per share amounts):

                                                                                                NET ASSET
                                                                       SHARES                     VALUE
                                                                     OUTSTANDING   NET ASSETS   PER SHARE
                                                                     -----------   ----------   ---------
       TARGET FUNDS
       JPMorgan Liquid Assets Money Market Fund
         Morgan Class..............................................      22,165    $   22,165     $1.00
         Premier Class.............................................      56,312        56,312      1.00
         Institutional Class.......................................   1,999,897     1,999,916      1.00
         Agency Class..............................................     480,349       480,347      1.00
       ACQUIRING FUND
       One Group Prime Money Market Fund
         Class I...................................................   3,154,348     3,154,397      1.00
         Class A...................................................   3,969,494     3,969,445      1.00
         Class B...................................................      31,292        31,292      1.00
         Class C...................................................       6,605         6,605      1.00
       POST REORGANIZATION
       JPMorgan Liquid Assets Money Market Fund
         Class B...................................................      31,292        31,292      1.00
         Class C...................................................       6,605         6,605      1.00
         Morgan Class..............................................     224,485       224,485      1.00
         Premier Class.............................................      56,312        56,312      1.00
         Agency Class..............................................     480,349       480,347      1.00
         Reserve Class.............................................   3,767,174     3,767,125      1.00
         Investor Class............................................   3,154,348     3,154,397      1.00
         Capital Class.............................................   1,999,897     1,999,916      1.00

ONE GROUP MUTUAL FUNDS MONEY MARKET FUNDS SEMI-ANNUAL REPORT December 31, 2004 Continued

 38

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                                                NET ASSET
                                                                       SHARES                     VALUE
                                                                     OUTSTANDING   NET ASSETS   PER SHARE
                                                                     -----------   ----------   ---------
       TARGET FUNDS
       One Group U.S. Government Securities Money Market Fund
         Class I...................................................     116,106    $  116,103     $1.00
         Class A...................................................     500,579       500,579      1.00
       JPMorgan U.S. Government Money Market Fund
         Morgan Class..............................................   2,602,203     2,602,083      1.00
         Premier Class.............................................     718,251       718,244      1.00
         Institutional Class.......................................   2,277,485     2,277,446      1.00
         Agency Class..............................................   3,579,737     3,579,682      1.00
       ACQUIRING FUND
       One Group Government Money Market Fund
         Class I...................................................   5,228,081     5,228,081      1.00
         Class S...................................................     679,751       679,755      1.00
         Administrative Class......................................      64,748        64,749      1.00
       POST REORGANIZATION
       JPMorgan U.S. Government Money Market Fund
         Morgan Class..............................................   2,602,382     2,602,262      1.00
         Premier Class.............................................   1,514,108     1,514,102      1.00
         Institutional Class.......................................   2,277,485     2,277,446      1.00
         Agency Class..............................................   3,644,485     3,644,431      1.00
         Reserve Class.............................................     500,400       500,400      1.00
         Capital Class.............................................   5,228,081     5,228,081      1.00
       TARGET FUND
       JPMorgan Treasury Plus Money Market Fund
         Morgan Class..............................................     647,035       646,968      1.00
         Premier Class.............................................   1,345,102     1,345,010      1.00
         Institutional Class.......................................     648,863       648,829      1.00
         Agency Class..............................................     869,798       869,931      1.00
         Reserve Class.............................................     229,976       229,957      1.00
       ACQUIRING FUND
       One Group U.S. Treasury Securities Money Market Fund
         Class I...................................................   2,401,439     2,401,406      1.00
         Class A...................................................   1,714,029     1,714,061      1.00
         Class B...................................................       2,417         2,417      1.00
         Class C...................................................         657           656      1.00
       POST REORGANIZATION
       JPMorgan U.S. Treasury Plus Money Market Fund
         Class B...................................................       2,417         2,417      1.00
         Class C...................................................         657           656      1.00
         Morgan Class..............................................     672,521       672,454      1.00
         Premier Class.............................................   1,345,102     1,345,010      1.00
         Institutional Class.......................................     648,863       648,829      1.00
         Agency Class..............................................     869,798       869,931      1.00
         Reserve Class.............................................   1,918,519     1,918,532      1.00
         Investor Class............................................   2,401,439     2,401,406      1.00

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2004

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
DECEMBER 31, 2004
(UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                      EXPENSES
                                                                     PAID DURING
                                                                        PERIOD
                                BEGINNING            ENDING           JULY 1 TO
                              ACCOUNT VALUE,     ACCOUNT VALUE,      DECEMBER 31,
                               JULY 1, 2004     DECEMBER 31, 2004      2004(1)
                               -------------    -----------------    ------------
PRIME MONEY MARKET FUND
Class I  Actual............       $1,000             $1,006             $2.63
         Hypothetical(6)...       $1,000             $1,022             $2.66
Class A  Actual............       $1,000             $1,005             $3.89
         Hypothetical(6)...       $1,000             $1,021             $3.94
Class B  Actual............       $1,000             $1,004             $5.16
         Hypothetical(6)...       $1,000             $1,020             $5.22
Class C  Actual............       $1,000             $1,004             $5.17
         Hypothetical(6)...       $1,000             $1,020             $5.22

U.S. TREASURY SECURITIES MONEY MARKET FUND
Class I  Actual............       $1,000             $1,006             $2.63
         Hypothetical(6)...       $1,000             $1,022             $2.65
Class A  Actual............       $1,000             $1,004             $3.89
         Hypothetical(6)...       $1,000             $1,021             $3.93
Class B  Actual............       $1,000             $1,004             $4.15
         Hypothetical(6)...       $1,000             $1,021             $4.18
Class C  Actual............       $1,000             $1,004             $4.15
         Hypothetical(6)...       $1,000             $1,021             $4.19


                                             COMPONENTS OF EXPENSES PAID DURING PERIOD(1)
                                      -----------------------------------------------------------
                                      INVESTMENT                                                     ANNUALIZED
                                       ADVISORY     ADMINISTRATION    DISTRIBUTION       OTHER        EXPENSE
                                       FEES(2)         FEES(3)          FEES(4)       EXPENSES(5)      RATIO
                                      ----------    --------------    ------------    -----------    ----------
PRIME MONEY MARKET FUND
Class I  Actual............             $1.69           $0.83            $  --           $0.11          0.52%
         Hypothetical(6)...             $1.71           $0.84            $  --           $0.11          0.52%
Class A  Actual............             $1.69           $0.83            $1.26           $0.11          0.77%
         Hypothetical(6)...             $1.71           $0.84            $1.28           $0.11          0.77%
Class B  Actual............             $1.69           $0.83            $2.53           $0.11          1.02%
         Hypothetical(6)...             $1.71           $0.84            $2.56           $0.11          1.02%
Class C  Actual............             $1.69           $0.83            $2.54           $0.11          1.02%
         Hypothetical(6)...             $1.71           $0.84            $2.56           $0.11          1.02%

U.S. TREASURY SECURITIES MONEY MARKET FUND
Class I  Actual............             $1.76           $0.82            $  --           $0.05          0.52%
         Hypothetical(6)...             $1.78           $0.82            $  --           $0.05          0.52%
Class A  Actual............             $1.76           $0.82            $1.26           $0.05          0.77%
         Hypothetical(6)...             $1.78           $0.82            $1.28           $0.05          0.77%
Class B  Actual............             $1.76           $0.82            $1.52           $0.05          0.82%
         Hypothetical(6)...             $1.78           $0.82            $1.53           $0.05          0.82%
Class C  Actual............             $1.76           $0.82            $1.52           $0.05          0.82%
         Hypothetical(6)...             $1.78           $0.82            $1.54           $0.05          0.82%

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2004

 40

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD, CONTINUED
DECEMBER 31, 2004
(UNAUDITED)

                                                                       EXPENSES
                                                                     PAID DURING
                                                                        PERIOD
                                 BEGINNING            ENDING          JULY 1 TO
                              ACCOUNT VALUE,     ACCOUNT VALUE,      DECEMBER 31,
                               JULY 1, 2004     DECEMBER 31, 2004      2004(1)
                              ---------------   -----------------    ------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
 Class I  Actual............      $1,000             $1,006             $2.63
          Hypothetical(6)...      $1,000             $1,022             $2.65
 Class A  Actual............      $1,000             $1,005             $3.89
          Hypothetical(6)...      $1,000             $1,021             $3.93

MUNICIPAL MONEY MARKET FUND
 Class I  Actual............      $1,000             $1,005             $2.24
          Hypothetical(6)...      $1,000             $1,023             $2.27
 Class A  Actual............      $1,000             $1,004             $3.49
          Hypothetical(6)...      $1,000             $1,022             $3.55

MICHIGAN MUNICIPAL MONEY MARKET FUND
 Class I  Actual............      $1,000             $1,005             $2.40
          Hypothetical(6)...      $1,000             $1,023             $2.43
 Class A  Actual............      $1,000             $1,004             $3.65
          Hypothetical(6)...      $1,000             $1,021             $3.71

OHIO MUNICIPAL MONEY MARKET FUND
 Class I  Actual............      $1,000             $1,005             $2.38
          Hypothetical(6)...      $1,000             $1,023             $2.40
 Class A  Actual............      $1,000             $1,004             $3.63
          Hypothetical(6)...      $1,000             $1,021             $3.68


                                             COMPONENTS OF EXPENSES PAID DURING PERIOD(1)
                                      -----------------------------------------------------------
                                      INVESTMENT                                                     ANNUALIZED
                                       ADVISORY     ADMINISTRATION    DISTRIBUTION       OTHER        EXPENSE
                                       FEES(2)         FEES(3)          FEES(4)       EXPENSES(5)      RATIO
                                      ----------    --------------    ------------    -----------    ----------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
 Class I  Actual............            $1.77           $0.82            $  --           $0.04          0.52%
          Hypothetical(6)...            $1.79           $0.82            $  --           $0.04          0.52%
 Class A  Actual............            $1.77           $0.82            $1.26           $0.04          0.77%
          Hypothetical(6)...            $1.79           $0.82            $1.28           $0.04          0.77%

MUNICIPAL MONEY MARKET FUND
 Class I  Actual............            $1.36           $0.82            $  --           $0.06          0.44%
          Hypothetical(6)...            $1.38           $0.82            $  --           $0.07          0.44%
 Class A  Actual............            $1.36           $0.81            $1.26           $0.06          0.69%
          Hypothetical(6)...            $1.38           $0.82            $1.28           $0.07          0.69%

MICHIGAN MUNICIPAL MONEY MARKET FUND
 Class I  Actual............            $1.36           $0.82            $  --           $0.22          0.48%
          Hypothetical(6)...            $1.38           $0.82            $  --           $0.23          0.48%
 Class A  Actual............            $1.36           $0.81            $1.26           $0.22          0.73%
          Hypothetical(6)...            $1.38           $0.82            $1.28           $0.23          0.73%

OHIO MUNICIPAL MONEY MARKET FUND
 Class I  Actual............            $1.36           $0.82            $  --           $0.20          0.47%
          Hypothetical(6)...            $1.38           $0.82            $  --           $0.20          0.47%
 Class A  Actual............            $1.36           $0.81            $1.26           $0.20          0.72%
          Hypothetical(6)...            $1.38           $0.82            $1.28           $0.20          0.72%

(1) Expenses are equal to the Class' annualized expense ratio in the table above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(2) Investment Advisory Fees are paid to JPMorgan Investment Advisors Inc. ("JPMIA"), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co., for investment advisory services. See Notes to Financial Statements for details.

(3) Administration Fees are paid to JPMorgan Funds Management, Inc. ("JPMFM"), an affiliate of JPMorgan Chase & Co., for various administrative services, including among other things fund accounting, shareholder and broker/dealer service support, providing office space for the Funds, preparing and filing various forms required by the Securities and Exchange Commission, and working with the other service providers to the Funds to implement policies established by the Board of Trustees. See Notes to Financial Statements for details.

(4) Distribution Fees are paid to JPMorgan Distribution Services, Inc. ("JPMFD"), an affiliate of JPMorgan Chase & Co., subject to distribution and shareholder servicing plans pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor then pays these fees to various financial intermediaries for sales of Fund shares and/or providing services to you, the shareholder. Some distribution fees are retained by the Distributor for other distribution activities relating to the Funds. See Notes to Financial Statements for details.

(5) Other Expenses are paid to various service providers that are generally not affiliated with JPMorgan Chase & Co. The total dollar amount of these expenses for each Fund is shown in the Statement of Operations and includes items such as (i) custodian fees, (ii) legal fees, (iii) audit fees, (iv) Trustees fees and expenses, (v) transfer agent fees, (vi) registration fees, and (vii) printing and mailing fees.

(6) Represents the hypothetical 5% annual return before expenses.

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2004

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SPECIAL MEETING OF SHAREHOLDERS
(UNAUDITED)

A Special Meeting of Shareholders of One Group Mutual Funds (the "Trust") was held on January 20, 2005, at 522 Fifth Avenue, New York, New York 10036 for purposes of asking shareholders to consider the following proposals:

To approve amendments to One Group's Declaration of Trust to (i) remove the limitation on the maximum number of Trustees on the Board of Trustees, and (ii) permit further amendments to One Group's Declaration of Trust without the vote or consent of shareholders provided that such amendments do not adversely affect the economic value or legal rights of a shareholder. A majority of the shareholders of the Trust approved the amendments by the following votes:

                                                 FOR           AGAINST       ABSTAIN     BROKER NON-VOTES
                                                 ---           -------       -------     ----------------
Declaration of Trust......................  24,805,053,948   887,689,275   916,523,093     708,523,637

To elect thirteen (13) Trustees for each One Group. A majority of the shareholders of the Trust approved the election of each Trustee by the following votes:

                                                                   FOR           AGAINST
                                                                   ---           -------
William J. Armstrong........................................  26,841,442,090   476,347,862
Roland E. Eppley, Jr. ......................................  26,823,235,586   494,554,366
John F. Finn................................................  26,835,823,235   481,966,717
Dr. Matthew Goldstein.......................................  26,844,013,885   473,776,066
Robert J. Higgins...........................................  26,849,172,856   468,617,096
Peter C. Marshall...........................................  26,840,836,323   476,953,629
Marilyn McCoy...............................................  26,847,164,507   470,625,445
William G. Morton, Jr. .....................................  26,835,592,802   482,197,150
Robert A. Oden, Jr. ........................................  26,842,235,400   475,554,552
Fergus Reid, III............................................  26,829,843,240   487,946,712
Frederick W. Ruebeck........................................  26,838,308,997   479,480,955
James J. Schonbachler.......................................  26,842,107,425   475,682,527
Leonard M. Spalding, Jr. ...................................  26,829,799,417   487,990,535

To approve an Agreement and Plan of Reorganization and Redomiciliation ("Redomiciliation Agreement"), pursuant to which One Group and each of its series (each a "Fund" and, collectively, the "Funds") would be reorganized and redomiciled as separate series of JPMorgan Trust II, a newly-created Delaware statutory trust. A majority of the shareholders of the Trust approved the Agreement and Plan of Reorganization by the following votes:

                                                 FOR          AGAINST        ABSTAIN      BROKER NON-VOTES
                                                 ---          -------        -------      ----------------
Reorganization & Redomiciliation..........  25,126,061,483  408,639,962   1,074,564,870     708,523,637

To approve or disapprove the Agreement and Plan of Reorganization of the U.S. Government Securities Money Market Fund. A majority of the Shareholders of U.S. Government Securities Money Market Fund approved the Agreement and Plan of Reorganization by the following votes:

                                                   FOR          AGAINST        ABSTAIN
                                                   ---          -------        -------
U.S. Government Securities Money Market
  Fund......................................    331,437,522         0          29,866,298

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2004

 42

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SPECIAL MEETING OF SHAREHOLDERS, CONTINUED
(UNAUDITED)

A Special Meeting of Shareholders of One Group Mutual Funds (the "Trust") was held on January 20, 2005, for all Funds contained in this semi-annual report except U.S. Treasury Securities Money Market Fund, U.S. Government Securities Money Market Fund and Ohio Municipal Money Market Fund for which their meeting was held on January 20, 2005 and adjourned and reconvened on February 3, 2005, at 522 Fifth Avenue, New York, New York 10036 for purposes of asking shareholders to consider the following proposal:

To approve the amendment or elimination of certain fundamental investment restrictions of the Funds in order to modernize the Funds' investment restrictions and to increase their investment flexibility. A majority of the shareholders of the following Funds approved the proposals by the following votes:

                                                  FOR          AGAINST       ABSTAIN     BROKER NON-VOTES
                                                  ---          -------       -------     ----------------
BORROWING OF MONEY
One Group Prime Money Market Fund..........  3,917,014,715   142,980,482    46,851,065      7,574,144
One Group U.S. Treasury Securities Money
  Market Fund..............................  1,736,481,348    97,992,020   402,924,482      1,835,966
One Group U.S. Government Securities Money
  Market Fund..............................    329,209,181     1,722,928    30,371,711             --
One Group Municipal Money Market Fund......    774,563,301    10,714,166     3,763,446        128,712
One Group Michigan Municipal Money Market
  Fund.....................................     95,441,022     2,609,652       538,842             --
One Group Ohio Municipal Money Market
  Fund.....................................     58,318,199     1,832,046     1,592,223             --

INVESTMENTS IN COMMODITIES AND COMMODITY
  CONTRACTS
One Group Prime Money Market Fund..........  3,910,762,934   148,137,492    47,945,836      7,574,144
One Group U.S. Treasury Securities Money
  Market Fund..............................  1,702,579,515   131,384,157   403,434,178      1,835,966
One Group U.S. Government Securities Money
  Market Fund..............................    329,040,428     1,891,681    30,371,711             --
One Group Municipal Money Market Fund......    774,594,054    10,341,285     4,105,573        128,712
One Group Michigan Municipal Money Market
  Fund.....................................     94,289,685     3,472,665       827,165             --
One Group Ohio Municipal Money Market
  Fund.....................................     58,431,520     1,726,405     1,584,543             --

INVESTMENTS FOR PURPOSES OF CONTROL
One Group Prime Money Market Fund..........  3,932,160,438   125,695,420    48,990,404      7,574,144
One Group U.S. Treasury Securities Money
  Market Fund..............................  1,741,107,640    93,083,635   403,206,575      1,835,966
One Group U.S. Government Securities Money
  Market Fund..............................    313,279,973    17,652,136    30,371,711             --
One Group Municipal Money Market Fund......    778,292,818     6,870,329     3,877,765        128,712
One Group Michigan Municipal Money Market
  Fund.....................................     95,358,528     2,554,328       676,659             --
One Group Ohio Municipal Money Market
  Fund.....................................     59,486,082     1,858,718       397,669             --

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2004

                      (This page intentionally left blank)

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2004

 44

                      (This page intentionally left blank)

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2004

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

CONTACT JPMORGAN FUNDS DISTRIBUTION SERVICES AT 1-800-480-4111 FOR A FUND PROSPECTUS. YOU CAN ALSO VISIT US AT WWW.JPMORGANFUNDS.COM. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES AND RISK AS WELL AS CHARGES AND EXPENSES OF THE MUTUAL FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE MUTUAL FUND. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

No sooner than 30 days after the end of each month, the Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the Fund's website at www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the Commission's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record for the 12-month period ended June 30, 2004 is available on the SEC's website at www.sec.gov or at the Fund's website at www.jpmorgan.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

                                                 [JPMorgan Logo]
                                                 ASSET MANAGEMENT

TOG-F-040 (2/05)

ITEM 2. CODE OF ETHICS.

      Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

      The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

      If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

      NOT APLLICABLE - ONLY FOR ANNUAL REPORT.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

              (i) Has at least one audit committee financial expert serving on its audit committee; or

              (ii) Does not have an audit committee financial expert serving on its audit committee.

            (2) If the registrant provides the disclosure required by paragraph
            (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

              (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

              (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

            (3) If the registrant provides the disclosure required by paragraph
            (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORT.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

        (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

        (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

        (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

        (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

      (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      NOT APPLICABLE - ONLY FOR ANNUAL REPORT.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

      (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

      (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

INCLUDED IN RESPONSE TO ITEM 1 ABOVE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NONE.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

      (a) File the exhibits listed below as part of this Form.

      (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE - ONLY FOR ANNUAL REPORT.

      (a)(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

      (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

      (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES

                           [See General Instruction F]

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        JP Morgan Trust II (formerly One Group Mutual Funds)
            -------------------------------------------------------------------

By (Signature and Title)*     /s/ Stephanie J. Dorsey
                          -----------------------------------------------------
                              Stephanie J. Dorsey, Treasurer

March 10, 2005
-----------------
Date

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Stephanie J. Dorsey
                          -----------------------------------------------------
                                Stephanie J. Dorsey, Treasurer

March 10, 2005
-------------------
Date

By (Signature and Title)*       /s/ George C. W. Gatch
                          -----------------------------------------------------
                                George C. W. Gatch, President

March 10, 2005
-------------------
Date

* Print the name and title of each signing officer under his or her signature.

-------------------------------------------------------------------------------

 <ATTACH SECTION 302 CERTIFICATION AS EDGAR EX-99.CERT EXHIBIT DOCUMENT TO FORM
                                     N-CSR>

  <ATTACH SECTION 906 CERTIFICATION AS EDGAR EX-99.906CERT EXHIBIT DOCUMENT TO
                                  FORM N-CSR>